     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-08239

                                                                                   ProFunds
                                                                                  (Exact name of registrant as specified in charter)

                            7501 Wisconsin Avenue, Suite 1000                                           Bethesda, MD                                                                         20814
                                                                          (Address of principal executive offices)                                                                                 (Zip code)

                                                                        Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
                                                                                          (Name and address of agent for service)

Registrant’s telephone number, including area code:                        (240) 497-6400

Date of fiscal year end:                              December 31

Date of reporting period:                           June 30, 2009

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2009

Money Market ProFund

i	Message from the Chairman
ii	Allocation of Portfolio Holdings & Composition
ii	Expense Examples
1	Statement of Assets and Liabilities
1	Statement of Operations
2	Statements of Changes in Net Assets
3	Financial Highlights
4	Notes to Financial Statements
Cash Management Portfolio
9	Schedule of Portfolio Investments
14	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements

Message from the Chairman

Michael L. Sapir — Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Money Market ProFund (the “Fund”) for the six-month period ending June 30, 2009.

Declines, and then a recovery

U.S. stocks posted double-digit losses from January to late March but recovered by May to deliver small gains by the end of the period. The S&P 500®, a common measure of U.S. stocks, gained 3.2% for the period. U.S. fixed-income securities declined moderately from January to March but more than recovered its losses to post a slight gain for the period, with a 1.9% return, as measured by the Barclays Capital U.S. Aggregate Bond Index.1

Money market rates remain low in slowing economy

The overall economy, as measured by GDP, decreased 6.3% in the fourth quarter of 2008 and 5.5% for the first quarter of 2009. To help reverse this trend, the Federal Reserve kept short-term interest rates low, maintaining its target rate for federal funds (fed funds)—the rate at which depository institutions lend to each other overnight—between 0% and 0.25% during the first six months of 2009. Money market rates remained low within this economic and monetary environment.

Participation by the Fund in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds was extended through September 18, 2009. The program is set to expire on September 18, 2009.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman

[1]	All investment performance index figures above reflect total return performance

i

Allocation of Portfolio Holdings & Composition (unaudited)

June 30, 2009

Money Market ProFund

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program as disclosed in this semiannual report. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	107%
Total Exposure	107%

(a)	The Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	41%
Time Deposits	18%
Government & Agency Obligations	14%
Certificates of Deposit and Bank Notes	13%
Short-Term Notes	11%
Repurchase Agreements	2%
Municipal Bonds and Notes	1%
Total	100%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2009 and held for the entire period from January 1, 2009 through June 30, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09	Expense Ratio During Period 1/1/09 - 6/30/09
Actual Expense
Money Market ProFund—Investor Class	$1,000.00	$1,000.40	$3.62	0.73%
Money Market ProFund—Service Class	1,000.00	1,000.10	3.87	0.78%
Money Market ProFund—Class A	1,000.00	1,000.20	3.77	0.76%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09	Expense Ratio During Period 1/1/09 - 6/30/09
Hypothetical Expense
Money Market ProFund—Investor Class	$1,000.00	$1,021.17	$3.66	0.73%
Money Market ProFund—Service Class	1,000.00	1,020.93	3.91	0.78%
Money Market ProFund—Class A	1,000.00	1,021.03	3.81	0.76%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

ii

PROFUNDS

Money Market ProFund

(unaudited)

Statement of Assets and Liabilities
June 30, 2009
Assets:
Investment in Cash Management Portfolio, at value	$705,400,234
Receivable for capital shares issued	52,264,937
Treasury Guarantee Program fees (See Note 6)	67,311
Receivable from Advisor	46,974
Prepaid expenses	50,448

Total Assets	757,829,904

Liabilities:
Payable for capital shares redeemed	99,774,245
Administration fees payable	16,261
Trustee fees payable	48
Transfer agency fees payable	148,779
Fund accounting fees payable	5,000
Compliance services fees payable	17,845
Service fees payable	13,309
Other accrued expenses	146,349

Total Liabilities	100,121,836

Net Assets	$657,708,068

Net Assets consist of:
Capital	$657,952,430
Accumulated net investment income	(38,490)
Accumulated net realized gains (losses) on investments	(205,872)

Net Assets	$657,708,068

Investor Class:
Net Assets	$522,585,146
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	522,818,652
Net Asset Value (offering and redemption price per share)	$1.00

Service Class:
Net Assets	$134,497,607
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	134,473,760
Net Asset Value (offering and redemption price per share)	$1.00

Class A:
Net Assets	$625,315
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	623,967
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2009
Investment Income:
Interest	$2,891,899	(a)
Expenses(b)	(460,288	)(a)

Net Investment Income	2,431,611

Expenses:
Management services fees	1,238,503
Administration fees	114,305
Distribution and services fees—Service Class	36,633
Distribution and services fees—Class A	147
Transfer agency fees	1,078,335
Administrative services fees	88,150
Registration and filing fees	41,392
Fund accounting fees	5,000
Treasury Guarantee Program fees (See Note 6)	159,257
Trustee fees	8,400
Compliance services fees	5,364
Service fees	93,460
Other fees	161,749

Total Gross Expenses before reductions	3,030,695
Less Expenses reduced by the Advisor	(867,328)

Total Net Expenses	2,163,367

Net Investment Income	268,244

Realized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	14,009	(a)

Change in Net Assets Resulting from Operations	$282,253

(a)	Allocated from Cash Management Portfolio
(b)	For the six months ended June 30, 2009, the Advisor to the Cash Management Portfolio waived fees, of which $118,277 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

PROFUNDS

Money Market ProFund

Statements of Changes in Net Assets

	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31, 2008
From Investment Activities:
Operations:
Net investment income	$268,244	$14,066,612
Net realized gains (losses) on investments	14,009	(219,881)

Change in net assets resulting from operations	282,253	13,846,731

Distributions to Shareholders From:
Net investment income
Investor Class	(230,309)	(12,645,902)
Service Class	(19,646)	(1,143,610)
Class A	(157)	(28,204)

Change in net assets resulting from distributions	(250,112)	(13,817,716)

Capital Transactions:
Proceeds from shares issued
Investor Class	5,532,429,013	11,268,666,939
Service Class	805,408,862	1,058,660,732
Class A	5,246,317	5,515,293
Dividends reinvested
Investor Class	220,368	12,525,808
Service Class	19,232	1,091,665
Class A	152	28,122
Value of shares redeemed
Investor Class	(5,590,557,867)	(11,295,799,091)
Service Class	(794,619,723)	(1,043,266,895)
Class A	(5,245,196)	(7,096,725)

Change in net assets resulting from capital transactions	(47,098,842)	325,848

Change in net assets	(47,066,701)	354,863
Net Assets:
Beginning of period	704,774,769	704,419,906

End of period	$657,708,068	$704,774,769

Accumulated net investment income	$(38,490)	$(56,622)

Share Transactions:
Issued
Investor Class	5,532,429,015	11,268,666,891
Service Class	805,408,862	1,058,660,732
Class A	5,246,316	5,515,293
Reinvested
Investor Class	220,368	12,525,808
Service Class	19,232	1,091,665
Class A	152	28,122
Redeemed
Investor Class	(5,590,557,867)	(11,295,799,091)
Service Class	(794,619,723)	(1,043,266,895)
Class A	(5,245,196)	(7,096,725)

Change in shares	(47,098,841)	325,800

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b)		Net Expenses(a),(b)	Net Investment Income(a),(b)	Net Assets, End of Period (000’s)
Money Market ProFund

Investor Class
Six Months Ended June 30, 2009 (unaudited)	$1.000	—(c	)	—(c	)	—(c	)	—(c )	—(c )	$1.000	0.04	%(d)	0.98	%(e)	0.73%	0.09%	$522,585
Year Ended December 31, 2008	$1.000	0.021		—(c	)	0.021		(0.021)	(0.021)	$1.000	2.08%		0.84	%(f)	0.84%	2.09%	$580,465
Year Ended December 31, 2007	$1.000	0.045		—(c	)	0.045		(0.045)	(0.045)	$1.000	4.63%		0.83	%(g)	0.83%	4.50%	$595,106
Year Ended December 31, 2006	$1.000	0.042		—(c	)	0.042		(0.042)	(0.042)	$1.000	4.25%		0.85%		0.85%	4.19%	$511,709
Year Ended December 31, 2005	$1.000	0.024		—(c	)	0.024		(0.024)	(0.024)	$1.000	2.46%		0.85%		0.85%	2.43%	$515,282
Year Ended December 31, 2004	$1.000	0.006		—(c	)	0.006		(0.006)	(0.006)	$1.000	0.61%		0.82%		0.82%	0.59%	$447,156
Service Class
Six Months Ended June 30, 2009 (unaudited)	$1.000	—(c	)	—(c	)	—(c	)	—(c )	—(c )	$1.000	0.01	%(d)	1.03	%(e)	0.78%	0.04%	$134,498
Year Ended December 31, 2008	$1.000	0.011		—(c	)	0.011		(0.011)	(0.011)	$1.000	1.09%		1.80	%(f)	1.80%	1.13%	$123,685
Year Ended December 31, 2007	$1.000	0.035		—(c	)	0.035		(0.035)	(0.035)	$1.000	3.59%		1.83	%(g)	1.83%	3.50%	$107,138
Year Ended December 31, 2006	$1.000	0.032		—(c	)	0.032		(0.032)	(0.032)	$1.000	3.22%		1.85%		1.85%	3.19%	$75,663
Year Ended December 31, 2005	$1.000	0.014		—(c	)	0.014		(0.014)	(0.014)	$1.000	1.45%		1.85%		1.85%	1.43%	$111,158
Year Ended December 31, 2004	$1.000	0.001		—(c	)	0.001		(0.001)	(0.001)	$1.000	0.08%		1.33%		1.33%	0.08%	$62,857
Class A
Six Months Ended June 30, 2009 (unaudited)	$1.000	—(c	)	—(c	)	—(c	)	—(c )	—(c )	$1.000	0.02	%(d)	1.01	%(e)	0.76%	0.06%	$625
Year Ended December 31, 2008	$1.000	0.018		—(c	)	0.018		(0.018)	(0.018)	$1.000	1.78%		1.09	%(f)	1.09%	1.84%	$624
Year Ended December 31, 2007	$1.000	0.043		—(c	)	0.043		(0.043)	(0.043)	$1.000	4.37%		1.08	%(g)	1.08%	4.25%	$2,175
July 3, 2006 through December 31, 2006(h)	$1.000	0.020		—(c	)	0.020		(0.020)	(0.020)	$1.000	2.03	%(d)	1.10%		1.10%	3.94%	$489

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)	Amount is less than $0.0005.
(d)	Not annualized for periods less than one year.
(e)

For the period ended June 30, 2009, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rated basis. The corresponding impact to the gross expense ratio would be an increase of 0.03%, if included.

(f)

For the year ended December 31, 2008, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rated basis. The corresponding impact to the gross expense ratio would be an increase of 0.04%, if included.

(g)

For the year ended December 31, 2007, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rated basis. The corresponding impact to the gross expense ratio would be an increase of 0.02%, if included.

(h)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

June 30, 2009

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. The percentage of the Portfolio’s interests owned by the ProFund as of June 30, 2009 was approximately 2.4%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through August 27, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. Valuation of securities held by the Portfolio is discussed in Note A of the notes to financial statements of the Portfolio included elsewhere in this report.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

In addition to the ProFund included in this report, ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each additional active Funds in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital,

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2009

(unaudited)

distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFund’s net assets or results of operations during the period.

New Accounting Standards

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The disclosures required by this FASB staff position have been included in Note 3 to the Financial Statements.

3.	Investment Valuation Summary

The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of June 30, 2009, the ProFund’s $705,400,234 investment in the Portfolio, which is an investment company, is based on Level 2 inputs as defined above.

4.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Investment Management Americas, Inc (“DIMA”) is the investment advisor to the Portfolio in which the ProFund invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trusts’ aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2009

(unaudited)

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

During the period ended June 30, 2009, the Money Market ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Had the Money Market ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $682,856 for the period ended June 30, 2009.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of the ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

During the period ended June 30, 2009, the Money Market ProFund paid an amount less than 0.25% on an annualized basis of the average daily net assets attributed to Class A shares as compensation for service and distribution-related activities and/or shareholder services in accordance with applicable law. Had the Money Market ProFund paid an amount equal to 0.25% of the average daily net assets attributable to Class A shares, the Distribution and Service Fees would have been $1,229 for the period ended June 30, 2009.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. Under this agreement, the Advisor may receive 0.35% of the ProFund’s average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

For the period ended June 30, 2009, the Advisor voluntarily waived management services fees of $362,309. These fees were voluntarily waived to maintain a more competitive yield. These fees are not available to be recouped in subsequent years and may be stopped at any time.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFund for the period from May 1, 2009 through April 30, 2010 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund’s net yield to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the recoupments that may potentially be made by the ProFund are as follows:

Expires 4/30/13
Money Market ProFund	$505,019

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2009

(unaudited)

Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $88,500 ($177,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for its related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

5.	Federal Income Tax Information

As of the latest tax year of December 31, 2008, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Expires 12/31/16
Money Market ProFund	$219,881

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$13,817,716	$13,817,716

As of the latest tax year end of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$ —	$ —	$(56,622)	$(219,881)	$ —	$(276,503)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

At June 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)
Money Market ProFund	$705,400,234	$ —

6.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The Board of Trustees of ProFunds approved the participation of the Money Market ProFund (the “Fund”) in the initial term of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

Under the Program, the United States Department of the Treasury (the “Treasury”) will guarantee, subject to certain conditions and limitations, the Fund’s $1.00 share price for, at most, the number of outstanding shares held by a shareholder as of September 19, 2008. Such conditions and limitations include the following:

•

For each shareholder of the Fund, the Program provides coverage in the event that the net asset value of any Fund share class becomes less than $0.995 (the “Guarantee Event”) and the Fund promptly liquidates thereafter for the lesser of: (i) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008; or (ii) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

•	The Program does not cover investors who were not shareholders of the Fund on September 19, 2008.

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2009

(unaudited)

•

The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

•	The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

The Program was subsequently extended by the Treasury Department through April 30, 2009, and the Board of Trustees of the Fund approved the continued participation by the Fund in the extended Program. The terms of the extended Program are essentially the same as the Program providing protection through April 30, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The extension payment amounted to $118,636 and was expensed from December 19, 2008 through April 30, 2009. Amounts expensed during the period ended June 30, 2009 are reflected on the Statements of Operations as “Treasury Guarantee Program fees.”

On March 31, 2009 the Treasury Department announced that it would extend its Program until September 18, 2009. The Board of Trustees of the Fund has approved the Fund’s continued participation in the Program. The terms of the extended Program are essentially the same as the Program providing protection through September 18, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The extension payment amounted to $118,636 and is being expensed from May 1, 2009 through September 18, 2009.

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2009

Certificates of Deposit and Bank Notes 13.8%
	Principal Amount	Value
African Development Bank, 3.75%, 1/15/2010	$13,000,000	$13,142,815
Bank of Tokyo-Mitsubishi UFJ Ltd.: 0.45%, 9/18/2009	135,000,000	135,000,000
1.0%, 7/6/2009	192,000,000	192,000,000
1.0%, 7/10/2009	81,000,000	81,000,000
BNP Paribas: 0.82%, 11/5/2009	334,000,000	334,000,000
0.84%, 8/3/2009	300,000,000	300,000,000
0.84%, 8/7/2009	50,000,000	50,000,000
1.0%, 8/10/2009	150,000,000	150,000,000
Caixa Gerald de Deposits SA, 1.11%, 7/15/2009	50,000,000	50,000,000
Canadian Imperial Bank of Commerce, 0.85%, 7/8/2009	48,400,000	48,400,000
DnB NOR Bank ASA: 0.8%, 7/8/2009	48,400,000	48,400,000
0.97%, 8/17/2009	380,000,000	380,000,000
Indias Scannable SpA, 0.395%, 9/2/2009	180,000,000	180,000,000
Kingdom of Sweden, 1.0%, 4/26/2010	35,600,000	35,683,109
Kreditanstalt fuer Wiederaufbau: 4.5%, 9/21/2009	43,560,000	43,941,438
5.0%, 6/1/2010	54,639,000	56,772,865
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	100,000,000	101,138,462
Mizuho Corporate Bank Ltd.: 0.42%, 9/9/2009	75,000,000	75,000,000
0.5%, 8/14/2009	100,000,000	100,000,000
0.7%, 8/5/2009	140,000,000	140,000,000
0.85%, 7/20/2009	78,500,000	78,500,000
National Australia Bank Ltd.: 0.78%, 11/12/2009	200,000,000	200,000,000
0.81%, 11/13/2009	200,000,000	200,000,000
Procter & Gamble Co., 6.875%, 9/15/2009	15,000,000	15,203,563
Societe Generale: 0.83%, 8/3/2009	200,000,000	200,001,829
0.85%, 8/10/2009	100,000,000	100,000,000
0.92%, 8/6/2009	100,000,000	100,006,957
Svenska Handelsbanken AB, 0.855%, 11/4/2009	100,000,000	100,001,743
Toronto-Dominion Bank: 0.75%, 2/8/2010	179,500,000	179,500,000
1.15%, 8/17/2009	69,000,000	69,004,475
Wal-Mart Stores, Inc.: 5.321%, 6/1/2010	148,500,000	154,811,930
6.875%, 8/10/2009	44,510,000	44,830,472
Westpac Banking Corp., 0.8%, 7/13/2009	175,000,000	175,000,581

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $4,131,340,239)		4,131,340,239

Commercial Paper 41.3%
	Principal Amount	Value
Issued at Discount**
Antalis US Funding Corp.: 144A, 0.47%, 8/14/2009	$84,000,000	$83,951,747
144A, 0.8%, 7/9/2009	15,000,000	14,997,333
ASB Finance Ltd.: 0.9%, 12/9/2009	77,000,000	76,690,075
144A, 1.03%, 8/17/2009	57,500,000	57,422,678
1.2%, 3/12/2010	20,000,000	19,830,667
BNP Paribas Finance, Inc.: 0.1%, 7/1/2009	42,152,000	42,152,000
0.24%, 7/20/2009	16,750,000	16,747,878
0.25%, 7/15/2009	25,000,000	24,997,569
0.7%, 7/8/2009	65,900,000	65,891,030
BNZ International Funding Ltd.: 144A, 0.4%, 9/3/2009	65,000,000	64,953,778
144A, 1.0%, 8/14/2009	118,000,000	117,855,778
BP Capital Markets PLC: 0.41%, 7/8/2009	75,000,000	74,994,021
0.76%, 10/13/2009	72,800,000	72,641,666
1.0%, 10/22/2009	77,100,000	76,911,234
Caisse D’Amortissement de la Dette Sociale: 0.48%, 12/22/2009	25,000,000	24,942,000
0.6%, 12/22/2009	5,000,000	4,985,500
0.65%, 7/13/2009	56,000,000	55,987,867
0.65%, 3/12/2010	124,500,000	123,929,029
0.7%, 7/8/2009	85,000,000	84,988,431
0.7%, 1/8/2010	128,500,000	128,022,765
0.82%, 8/27/2009	84,000,000	83,890,940
1.05%, 9/9/2009	150,000,000	149,693,750
Cancara Asset Securitisation LLC: 144A, 0.35%, 7/10/2009	85,000,000	84,992,562
144A, 0.35%, 7/17/2009	300,000,000	299,953,333
Citibank Omni Master Trust, 144A, 0.77%, 7/1/2009	201,350,000	201,350,000
Coca-Cola Co.: 144A, 0.52%, 7/6/2009	84,700,000	84,693,883
144A, 0.575%, 7/7/2009	75,000,000	74,992,813
144A, 0.65%, 8/12/2009	30,500,000	30,476,871
Colgate Palmolive Co., 0.25%, 7/2/2009	1,300,000	1,299,991
Danske Corp.: 144A, 0.33%, 8/4/2009	140,000,000	139,956,367
144A, 0.6%, 1/11/2010	37,000,000	36,880,367
Dexia Delaware LLC: 0.24%, 7/1/2009	167,000,000	167,000,000
0.5%, 7/17/2009	100,000,000	99,977,778
DnB NOR Bank ASA: 144A, 0.78%, 7/7/2009	150,000,000	149,980,500
144A, 0.83%, 9/9/2009	175,000,000	174,717,569
Eli Lilly & Co., 144A, 0.75%, 10/5/2009	100,000,000	99,800,000
General Electric Capital Corp.: 0.29%, 7/23/2009	100,000,000	99,982,278
1.2%, 8/31/2009	200,000,000	199,593,333
General Electric Capital Services, Inc., 0.8%, 11/2/2009	98,750,000	98,477,889
Gotham Funding Corp., 144A, 0.6%, 7/6/2009	28,000,000	27,997,667

See accompanying notes to the financial statements.

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2009

Commercial Paper, continued
	Principal Amount	Value
Grampian Funding LLC, 144A, 0.45%, 7/17/2009	$140,000,000	$139,972,000
ING (US) Funding LLC, 0.68%, 7/14/2009	60,000,000	59,985,267
Johnson & Johnson: 144A, 0.21%, 9/10/2009	50,000,000	49,979,292
144A, 0.22%, 9/24/2009	80,000,000	79,958,444
144A, 0.24%, 7/7/2009	50,000,000	49,998,000
144A, 0.25%, 10/26/2009	100,000,000	99,918,750
144A, 0.29%, 10/26/2009	200,000,000	199,811,500
144A, 0.3%, 7/22/2009	84,100,000	84,085,282
144A, 0.32%, 12/14/2009	200,000,000	199,704,889
144A, 0.35%, 7/29/2009	150,000,000	149,959,167
144A, 0.37%, 7/27/2009	100,000,000	99,973,278
144A, 0.45%, 8/3/2009	100,000,000	99,958,750
144A, 0.47%, 8/31/2009	150,000,000	149,880,542
144A, 0.5%, 8/24/2009	50,000,000	49,962,500
144A, 0.5%, 8/26/2009	100,000,000	99,922,222
Kreditanstalt fuer Wiederaufbau: 144A, 0.16%, 7/6/2009	2,650,000	2,649,941
144A, 0.26%, 12/22/2009	1,850,000	1,847,675
144A, 0.26%, 12/23/2009	1,586,000	1,583,995
144A, 0.28%, 7/27/2009	60,500,000	60,487,766
144A, 0.6%, 8/27/2009	100,000,000	99,905,000
144A, 0.75%, 9/3/2009	80,000,000	79,893,333
Market Street Funding LLC: 144A, 0.35%, 7/23/2009	31,000,000	30,993,369
144A, 0.65%, 7/6/2009	78,891,000	78,883,878
144A, 0.67%, 7/8/2009	58,100,000	58,092,516
Microsoft Corp.: 144A, 0.15%, 7/15/2009	50,000,000	49,997,083
0.2%, 9/10/2009	50,000,000	49,980,278
0.2%, 9/23/2009	50,000,000	49,976,667
144A, 0.38%, 8/6/2009	50,000,000	49,981,000
144A, 0.4%, 8/6/2009	50,000,000	49,980,000
National Australia Funding (Delaware), Inc., 144A, 0.47%, 7/17/2009	4,489,000	4,488,062
Nestle Capital Corp., 144A, 0.6%, 2/16/2010	100,000,000	99,616,667
New York Life Capital Corp.: 144A, 0.3%, 7/14/2009	30,010,000	30,006,749
144A, 0.3%, 7/17/2009	75,045,000	75,034,994
144A, 0.31%, 8/7/2009	75,030,000	75,006,095
144A, 0.35%, 7/10/2009	85,000,000	84,992,562
Nieuw Amsterdam Receivables Corp., 144A, 0.43%, 7/1/2009	469,000,000	469,000,000
NRW.Bank: 0.49%, 8/12/2009	65,250,000	65,212,699
0.5%, 8/7/2009	56,000,000	55,971,222
0.54%, 10/23/2009	48,000,000	47,917,920
0.6%, 11/12/2009	65,250,000	65,104,275
0.67%, 10/15/2009	120,000,000	119,763,267
Pepsico, Inc., 144A, 0.2%, 7/10/2009	5,000,000	4,999,750
Pfizer, Inc.: 144A, 0.22%, 7/28/2009	126,108,000	126,087,192
0.235%, 8/12/2009	100,000,000	99,972,583

Commercial Paper, continued
	Principal Amount	Value
Procter & Gamble International Funding SCA: 144A, 0.22%, 10/9/2009	$180,000,000	$179,890,000
144A, 0.62%, 8/10/2009	100,000,000	99,931,111
144A, 0.62%, 8/11/2009	100,000,000	99,929,389
Rabobank USA Financial Corp., 0.74%, 7/15/2009	233,700,000	233,632,746
Romulus Funding Corp., 144A, 0.9%, 7/6/2009	15,000,000	14,998,125
Salisbury Receivables Co., LLC, 144A, 0.28%, 7/2/2009	100,000,000	99,999,222
Sanpaolo IMI US Financial Co.: 0.37%, 9/15/2009	200,000,000	199,843,778
0.79%, 7/7/2009	55,000,000	54,992,758
0.8%, 7/6/2009	99,950,000	99,938,894
Scaldis Capital LLC: 0.52%, 7/14/2009	75,000,000	74,985,917
0.55%, 7/14/2009	67,000,000	66,986,693
Societe Generale North America, Inc.: 0.13%, 7/1/2009	95,192,000	95,192,000
0.44%, 9/25/2009	75,000,000	74,921,167
0.5%, 9/15/2009	120,000,000	119,873,333
0.75%, 10/30/2009	113,500,000	113,213,885
0.8%, 7/15/2009	63,314,000	63,294,302
Starbird Funding Corp.: 144A, 0.3%, 7/7/2009	15,593,000	15,592,220
144A, 0.3%, 7/15/2009	75,000,000	74,991,250
144A, 0.385%, 9/15/2009	75,216,000	75,154,866
144A, 0.7%, 7/31/2009	40,000,000	39,976,667
144A, 0.73%, 7/7/2009	9,000,000	8,998,905
144A, 0.8%, 7/1/2009	50,000,000	50,000,000
144A, 0.83%, 7/17/2009	60,000,000	59,977,867
144A, 0.83%, 7/21/2009	50,000,000	49,976,944
Straight-A Funding LLC: 144A, 0.26%, 7/14/2009	18,007,000	18,005,309
144A, 0.27%, 7/28/2009	50,000,000	49,989,875
144A, 0.32%, 7/20/2009	25,000,000	24,995,778
144A, 0.35%, 8/24/2009	50,000,000	49,973,750
144A, 0.35%, 8/27/2009	25,000,000	24,986,146
144A, 0.36%, 8/24/2009	100,000,000	99,946,000
144A, 0.36%, 8/25/2009	50,000,000	49,972,500
144A, 0.36%, 8/27/2009	92,000,000	91,947,560
144A, 0.37%, 9/2/2009	50,000,000	49,967,625
144A, 0.37%, 9/9/2009	205,584,000	205,436,093
144A, 0.37%, 9/10/2009	58,250,000	58,207,494
144A, 0.37%, 9/16/2009	288,730,000	288,501,503
144A, 0.37%, 9/24/2009	30,000,000	29,973,792
144A, 0.5%, 8/7/2009	50,000,000	49,974,306
Swedbank AB: 144A, 0.81%, 3/30/2010	117,500,000	116,780,900
144A, 0.82%, 2/19/2010	160,700,000	159,847,129
144A, 0.86%, 6/3/2010	120,000,000	119,033,933
144A, 0.89%, 5/28/2010	117,700,000	116,736,854
144A, 0.99%, 5/11/2010	100,000,000	99,136,500
144A, 1.02%, 6/24/2010	22,000,000	21,776,847
144A, 1.07%, 6/10/2010	25,000,000	24,744,389
144A, 1.09%, 6/14/2010	104,000,000	102,904,187
Tempo Finance Corp., 144A, 0.35%, 7/9/2009	50,000,000	49,996,111

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2009

Commercial Paper, continued
	Principal Amount	Value
Total Capital Canada Ltd.: 144A, 0.29%, 8/12/2009	$60,000,000	$59,979,700
144A, 0.52%, 7/8/2009	31,400,000	31,396,825
144A, 0.52%, 7/9/2009	156,000,000	155,981,973
Toyota Motor Credit Corp., 0.12%, 7/1/2009	25,407,000	25,407,000
United Parcel Service, Inc.: 144A, 0.25%, 7/1/2009	5,000,000	5,000,000
144A, 0.31%, 7/1/2009	50,000,000	50,000,000
144A, 0.41%, 7/28/2009	100,000,000	99,969,250
Victory Receivables Corp.: 144A, 0.32%, 7/16/2009	11,000,000	10,998,533
144A, 0.38%, 8/20/2009	157,862,000	157,778,684
144A, 0.4%, 9/17/2009	150,000,000	149,870,000
144A, 0.42%, 9/15/2009	200,000,000	199,822,667
144A, 0.5%, 8/5/2009	181,137,000	181,048,947
Westpac Banking Corp., 0.74%, 9/24/2009	50,000,000	49,912,639

TOTAL COMMERCIAL PAPER (Cost $12,385,390,196)		12,385,390,196

Government & Agency Obligations 13.5%
Foreign Government Obligations 1.4%
Government of Canada: 0.21%, 7/7/2009	102,500,000	102,496,413
0.33%, 2/9/2010	1,134,000	1,131,682
0.5%, 7/7/2009	32,670,000	32,667,278
0.5%, 7/8/2009	39,500,000	39,496,160
0.85%, 11/19/2009	146,500,000	146,012,277
0.9%, 11/30/2009	86,250,000	85,922,250

		407,726,060

US Government Sponsored Agencies 4.5%
Federal Home Loan Bank: 0.31%*, 5/28/2010	150,000,000	150,000,000
0.33%*, 5/21/2010	300,000,000	300,000,000
0.39%*, 10/15/2009	100,000,000	100,000,000
0.409%**, 8/5/2009	8,764,000	8,760,421
Federal Home Loan Mortgage Corp.: 0.535%**, 8/3/2009	365,000,000	364,815,979
0.594%**, 9/28/2009	100,000,000	99,851,667
Federal National Mortgage Association: 0.475%**, 7/20/2009	60,000,000	59,984,167
0.5%**, 7/1/2009	190,700,000	190,700,000
0.686%**, 12/4/2009	19,545,000	19,486,561
3.25%, 2/10/2010	33,353,000	33,929,636

		1,327,528,431

US Treasury Obligations 7.6%
US Treasury Bills: 0.06%**, 7/2/2009	4,987,000	4,986,992
0.105%**, 8/27/2009	1,979,000	1,978,671
0.15%**, 8/20/2009	7,000,000	6,998,542
0.165%**, 7/23/2009	1,987,000	1,986,800
0.165%**, 7/30/2009	1,472,000	1,471,804
0.165%**, 9/17/2009	962,000	961,656
0.27%**, 12/10/2009	1,817,000	1,814,792
0.3%**, 7/23/2009	481,575,000	481,486,711

Government & Agency Obligations, continued
	Principal Amount	Value
0.335%**, 12/17/2009	$5,006,000	$4,998,127
0.345%**, 7/30/2009	194,550,000	194,495,932
0.4%**, 8/6/2009	150,000,000	149,940,000
0.435%**, 9/10/2009	44,990,000	44,951,402
0.445%**, 8/6/2009	5,453,000	5,450,573
0.46%**, 8/27/2009	113,650,000	113,567,225
0.605%**, 11/19/2009	300,000,000	299,289,125
0.675%**, 3/11/2010	32,257,000	32,103,981
0.69%**, 2/11/2010	150,000,000	149,353,125
0.7%**, 3/11/2010	130,000,000	129,360,472
0.705%**, 12/17/2009	150,000,000	149,503,563
US Treasury Notes: 2.875%, 6/30/2010	300,000,000	306,697,078
3.625%, 10/31/2009	200,000,000	202,228,533

		2,283,625,104

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,018,879,595)		4,018,879,595

Short-Term Notes* 10.8%
Australia & New Zealand Banking Group Ltd.: 144A, 0.561%, 7/10/2009	96,000,000	96,000,000
144A, 0.886%, 7/2/2009	116,900,000	116,899,986
Commonwealth Bank of Australia, 144A, 0.71%, 6/24/2010	122,500,000	122,500,000
Credit Agricole SA, 144A, 0.565%, 7/22/2009	296,500,000	296,500,000
Dexia Credit Local, 1.012%, 4/18/2011	115,000,000	115,021,899
General Electric Capital Corp.: 0.355%, 9/24/2009	135,000,000	135,000,000
0.749%, 12/15/2009	3,314,000	3,314,510
Inter-American Development Bank, 0.795%, 2/19/2010	302,300,000	302,300,000
International Bank for Reconstruction & Development: 0.956%, 2/8/2010	25,000,000	25,018,319
0.989%, 2/1/2010	221,000,000	221,000,000
Kreditanstalt fuer Wiederaufbau, 1.151%, 1/21/2010	260,000,000	260,000,000
Procter & Gamble International Funding SCA: 0.996%, 5/7/2010	100,000,000	100,000,000
1.175%, 7/6/2009	15,000,000	14,999,993
Queensland Treasury Corp., 0.68%, 6/18/2010	180,000,000	180,000,000
Rabobank Nederland NV: 144A, 0.56%, 4/7/2011	278,000,000	278,000,000
144A, 1.176%, 10/9/2009	179,250,000	179,250,000
144A, 1.225%, 5/19/2010	155,594,000	156,244,560
Royal Bank of Canada, 144A, 0.739%, 7/15/2009	171,500,000	171,500,015
Royal Bank of Scotland PLC, 0.766%, 5/21/2010	180,000,000	180,000,000
Societe Generale, 0.812%, 4/19/2010	275,000,000	275,000,000

TOTAL SHORT-TERM NOTES (Cost $3,228,549,282)		3,228,549,282

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2009

Time Deposits 17.9%
	Principal Amount	Value
ABN AMRO Bank NV, 0.1%, 7/1/2009	$296,000,000	$296,000,000
Banque Federative du Credit Mutuel, 0.3%, 7/1/2009	700,000,000	700,000,000
Branch Banking & Trust Co., 0.02%, 7/1/2009	500,000,000	500,000,000
Calyon, 0.125%, 7/1/2009	600,000,000	600,000,000
Citibank NA, 0.06%, 7/1/2009	190,267,036	190,267,036
Dexia Credit Local, 0.43%, 7/30/2009	500,000,000	500,000,000
HSBC Bank PLC, 0.25%, 7/1/2009	300,000,000	300,000,000
JP Morgan Chase Bank NA, 0.01%, 7/1/2009	700,000,000	700,000,000
KBC Bank NV, 0.07%, 7/1/2009	600,000,000	600,000,000
Nordea Bank Finland PLC, 0.07%, 7/1/2009	555,000,000	555,000,000
US Bank NA, 0.01%, 7/1/2009	406,057,000	406,057,000

TOTAL TIME DEPOSITS (Cost $5,347,324,036)		5,347,324,036

Municipal Bonds and Notes 0.8%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-A, 0.29%***, 6/1/2030, Branch Banking & Trust(a)	14,495,000	14,495,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 1.65%***, 11/1/2034	25,400,000	25,400,000
Connecticut, State Health & Educational Revenue, Yale University: 0.28%, 9/17/2009	20,150,000	20,137,775
0.4%, 11/13/2009	13,500,000	13,479,750
0.45%, 11/20/2009	40,000,000	39,929,000
0.72%, 7/8/2009	20,000,000	19,997,200
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 0.7%***, 8/1/2019, LaSalle Bank NA(a)	1,765,000	1,765,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 0.7%***, 8/1/2027, LaSalle Bank NA(a)	3,180,000	3,180,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.6%***, 6/1/2022, LaSalle Bank NA(a)	4,900,000	4,900,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.25%***, 10/1/2034, Bank of America NA(a)	13,700,000	13,700,000

Municipal Bonds and Notes, continued
	Principal Amount	Value
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.24%***, 5/15/2037	$16,250,000	$16,250,000
New York, NY, General Obligation, Series J14, 0.55%***, 8/1/2019	2,200,000	2,200,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.48%***, 12/1/2038, Lloyds TSB Bank PLC(a)	8,600,000	8,600,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.29%***, 4/1/2021	24,570,000	24,570,000
University of Chicago, 0.45%, 9/11/2009	21,500,000	21,480,650
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens at Tacoma, Series A, AMT, 0.4%***, 9/15/2040, Bank of America NA(a)	3,000,000	3,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.42%***, 3/1/2033	18,020,000	18,020,000

TOTAL MUNICIPAL BONDS AND NOTES (Cost $251,104,375)		251,104,375

Repurchase Agreements 1.9%
BNP Paribas, 0.01%, dated 6/30/2009, to be repurchased at $150,266,292 on 7/1/2009(b)	150,266,250	150,266,250
BNP Paribas, 0.04%, dated 06/30/2009, to be repurchased at $260,706,922 on 7/1/2009(c)	260,706,632	260,706,632
JPMorgan Securities, Inc., 0.08%, dated 6/30/2009, to be repurchased at $9,481,210 on 7/1/2009(d)	9,481,189	9,481,189
The Goldman Sachs & Co., 0.05%, dated 6/30/2009 to be repurchased at $147,963,206 on 7/1/2009(e)	147,963,000	147,963,000

TOTAL REPURCHASE AGREEMENTS (Cost $568,417,071)		568,417,071

	% of Net Assets
TOTAL INVESTMENT PORTFOLIO (Cost $29,931,004,794)[	100.0	29,931,004,794
Other Assets and Liabilities, Net	0.0	13,273,776

NET ASSETS	100.0	$29,944,278,570

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2009

**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2009.
[	The cost for federal income tax purposes was $29,931,004,794.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,982,300	US Treasury Bills	Zero Coupon	9/3/2009-3/11/2010	31,938,887
10,076,400	US Treasury Bonds	7.25-7.625	8/15/2022-2/15/2025	13,944,765
103,564,200	US Treasury Notes	1.125-4.875	5/31/2010-5/15/2019	107,388,024

Total Collateral Value				153,271,676

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
91,320,816	Federal Home Loan Mortgage Corp.	4.0-6.0	8/1/2037-7/1/2039	94,145,044
129,070,849	Federal National Mortgage Association	5.0-6.5	2/1/2024-8/1/2047	135,637,559
36,272,920	Government National Mortgage Association	6.0-7.0	2/15/2038-9/20/2038	38,369,062

Total Collateral Value				268,151,665

(d)

Collateralized by $74,471,419 Federal National Mortgage Association — Interest Only, with various coupon rates from 4.5–9.5%, with various maturity dates of 12/1/2018–7/25/2038 with a value of $9,766,118.

(e)	Collateralized by $145,415,582 Federal Home Loan Mortgage Corp., 5.5%, maturing on 11/1/2037 with a value of $150,922,260.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3
Short-Term Investments(f)	$—	$29,931,004,794	$—

Total	$—	$29,931,004,794	$—

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio

(Unaudited)

Statement of Assets and Liabilities
as of June 30, 2009
Assets
Investments in securities, valued at amortized cost	$29,931,004,794
Receivable for investments sold	400,000
Interest receivable	15,890,479
Other assets	385,004

Total assets	29,947,680,277

Liabilities
Cash overdraft	5,364
Accrued management fee	2,316,849
Other accrued expenses and payables	1,079,494

Total liabilities	3,401,707

Net assets, at value	$29,944,278,570

Statement of Operations
For the six months ended June 30, 2009
Investment Income
Income:
Interest	$120,155,532

Expenses:
Management fee	18,202,785
Administration fee	4,369,485
Custodian fee	380,586
Professional fees	137,182
Trustees’ fees and expenses	324,182
Other	387,889

Total expenses before expense reductions	23,802,109

Expense reductions	(4,867,675)

Total expenses after expense reductions	18,934,434

Net investment income	101,221,098

Net realized gain (loss)	615,843

Net increase (decrease) in net assets resulting from operations	$101,836,941

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio

Statement of Changes in Net Assets
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	101,221,098	$927,165,099
Net realized gain (loss)	615,843	(6,875,939)

Net increase (decrease) in net assets resulting from operations	101,836,941	920,289,160

Capital transactions in shares of beneficial interest:
Proceeds from capital invested	128,267,767,295	373,665,603,010
Value of capital withdrawn	(128,078,515,196)	(378,671,753,786)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	189,252,099	(5,006,150,776)
Increase (decrease) in net assets	291,089,040	(4,085,861,616)

Net assets at beginning of period	29,653,189,530	33,739,051,146

Net assets at end of period	$29,944,278,570	$29,653,189,530

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio

Financial Highlights
	Years Ended December 31,
	2009(a)		2008	2007	2006	2005	2004
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29,944		29,653	33,739	8,877	9,931	9,812

Ratio of expenses before expense reductions (%)	.16	*	.17	.17	.20	.21	.21

Ratio of expenses after expense reductions (%)	.13	*	.13	.14	.18	.18	.18

Ratio of net investment income (%)	.69	*	2.85	5.14	4.83	3.08	1.22

Total Return (%)(b),(c)	.34	**	2.81	5.31	4.97	3.15	1.26

(a)	For the six months ended June 30, 2009 (Unaudited).
(b)	Total return would have been lower had certain expenses not been reduced.
(c)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio

Notes to Financial Statements

June 30, 2009

(Unaudited)

A.	Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York business trust.

A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2009, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Cash Reserves Fund Prime Series and DWS Money Market Series owned approximately 9%, 12%, 5% and 72%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B.	Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”) is an indirect, wholly owned subsidiary of Deutsche Bank AG, and the Advisor for the master portfolio.

Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2009

(Unaudited)

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly Management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.150%
Next $4.5 billion of such net assets	.133%
Over $7.5 billion of such net assets	.120%

For the period from January 1, 2009 through July 29, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses at 0.15% of the Portfolio’s average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

In addition, the Advisor has voluntarily agreed to maintain total operating expenses at 0.13% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). The amount of the waiver and whether the Advisor waives a portion of its fee may vary at any time without notice to shareholders.

For the six months ended June 30, 2009, the Advisor waived a portion of its management fee aggregating $4,867,446 and the amount charged aggregated $13,335,339, which was equivalent to an annualized effective rate of 0.09% of the Portfolio’s average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $4,369,485, of which $749,422 is unpaid.

Trustees’/Directors’ Fees and Expenses. The Portfolio paid each Trustee/Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C.	Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the six months ended June 30, 2009, the Portfolio’s custodian fee was reduced by $229 for custody credits earned.

D.	Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

E.	Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 “Subsequent Events,” adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 25, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements through this date.

This Page Intentionally Left Blank

ProFunds”

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/09

Not just funds, ProFunds®

Classic ProFunds VP
Bull
Mid-Cap
Small-Cap
Dow 30
NASDAQ-100
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
International
Emerging Markets
Japan

Ultra ProFunds VP
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraNASDAQ-100

Inverse ProFunds VP
Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short NASDAQ-100
Short International
Short Emerging Markets
UltraShort Dow 30
UltraShort NASDAQ-100

Sector ProFunds VP
Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

Non-Equity ProFunds VP
U.S. Government Plus
Rising Rates Opportunity
Falling U.S. Dollar

Money Market ProFund VP
Money Market

Semiannual Report
June 30, 2009

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Mid-Cap
14	ProFund VP Small-Cap
25	ProFund VP Dow 30
29	ProFund VP NASDAQ-100
34	ProFund VP Large-Cap Value
42	ProFund VP Large-Cap Growth
49	ProFund VP Mid-Cap Value
56	ProFund VP Mid-Cap Growth
63	ProFund VP Small-Cap Value
71	ProFund VP Small-Cap Growth
79	ProFund VP Asia 30
84	ProFund VP Europe 30
89	ProFund VP International
93	ProFund VP Emerging Markets
97	ProFund VP Japan
101	ProFund VP UltraBull
110	ProFund VP UltraMid-Cap
118	ProFund VP UltraSmall-Cap
129	ProFund VP UltraNASDAQ-100
134	ProFund VP Bear
138	ProFund VP Short Mid-Cap
142	ProFund VP Short Small-Cap
146	ProFund VP Short Dow 30
150	ProFund VP Short NASDAQ-100
154	ProFund VP Short International
158	ProFund VP Short Emerging Markets
162	ProFund VP UltraShort Dow 30
166	ProFund VP UltraShort NASDAQ-100
170	ProFund VP Banks
175	ProFund VP Basic Materials
180	ProFund VP Biotechnology
185	ProFund VP Consumer Goods
190	ProFund VP Consumer Services
196	ProFund VP Financials
202	ProFund VP Health Care
207	ProFund VP Industrials
213	ProFund VP Internet
217	ProFund VP Oil & Gas
222	ProFund VP Pharmaceuticals
226	ProFund VP Precious Metals
230	ProFund VP Real Estate
235	ProFund VP Semiconductor
240	ProFund VP Technology
245	ProFund VP Telecommunications
249	ProFund VP Utilities
254	ProFund VP U.S. Government Plus
258	ProFund VP Rising Rates Opportunity
262	ProFund VP Falling U.S. Dollar
267	ProFund VP Money Market

271	Notes to Financial Statements

297	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six-month period ending June 30, 2009.

U.S. large-cap and small-cap stocks posted double-digit losses from January to late March but recovered their losses by early May and continued to advance to deliver small gains by the end of the period. The S&P 500®, a measure of large-cap U.S. stock performance, gained 3.2%, and the Russell 2000® index of small-cap U.S. stocks rose 2.6% for the period. Industry index returns were mixed. The best-performing sector was technology, gaining 26.6%, while real estate performed the worst, declining 9.6%.1

Non-U.S. equities also rose during the period, gaining 14.0% as measured by the MSCI ACWI ex-U.S. Index. U.S. fixed-income securities advanced 1.9%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Notably, during the reporting period, equity market volatility2 for the S&P 500 declined to 35.0%, substantially lower than the 53.7% for the previous six-month period. The average volatility for all six-month periods from 1928 to 2009 for the S&P 500 was 16.2%.3

The market turmoil has highlighted how important it is that investors understand all of the investment choices they have available to them. In light of this, we have placed increased emphasis on helping investors understand how leveraged and inverse ProFunds perform under various market conditions and will be expanding our investor-education program in the coming months.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

[1]	All investment-performance index figures reflect total return performance.
[2]	As measured by standard deviation.
[3]	Based on earliest available S&P 500 data from Bloomberg beginning January 2, 1928 to June 30, 2009.

i

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	93%
Futures Contracts	4%
Swap Agreements	3%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.9%
Microsoft Corp.	2.1%
Johnson & Johnson	1.8%
Procter & Gamble Co.	1.7%
AT&T, Inc.	1.7%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	25%
Energy	13%
Financial	13%
Communications	12%
Technology	12%
Industrial	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (93.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,480	$269,248
Abbott Laboratories (Pharmaceuticals)	9,975	469,224
Abercrombie & Fitch Co.—Class A (Retail)	560	14,218
Adobe Systems, Inc.* (Software)	3,360	95,088
Advanced Micro Devices, Inc.* (Semiconductors)	3,605	13,951
Aetna, Inc. (Healthcare-Services)	2,870	71,893
Affiliated Computer Services, Inc.—Class A* (Computers)	630	27,985
AFLAC, Inc. (Insurance)	3,010	93,581
Agilent Technologies, Inc.* (Electronics)	2,205	44,784
Air Products & Chemicals, Inc. (Chemicals)	1,365	88,165
AK Steel Holding Corp. (Iron/Steel)	700	13,433
Akamai Technologies, Inc.* (Internet)	1,120	21,482
Alcoa, Inc. (Mining)	6,265	64,717
Allegheny Energy, Inc. (Electric)	1,085	27,830
Allegheny Technologies, Inc. (Iron/Steel)	630	22,006
Allergan, Inc. (Pharmaceuticals)	1,995	94,922
Allstate Corp. (Insurance)	3,465	84,546
Altera Corp. (Semiconductors)	1,890	30,769
Altria Group, Inc. (Agriculture)	13,335	218,561
Amazon.com, Inc.* (Internet)	2,065	172,758
Ameren Corp. (Electric)	1,365	33,975
American Electric Power, Inc. (Electric)	3,080	88,981
American Express Co. (Diversified Financial Services)	7,665	178,135
American International Group, Inc. (Insurance)	17,360	20,138
American Tower Corp.* (Telecommunications)	2,555	80,559
Ameriprise Financial, Inc. (Diversified Financial Services)	1,645	39,924
AmerisourceBergen Corp. (Pharmaceuticals)	1,960	34,770
Amgen, Inc.* (Biotechnology)	6,510	344,639
Amphenol Corp.—Class A (Electronics)	1,120	35,437
Anadarko Petroleum Corp. (Oil & Gas)	3,220	146,156
Analog Devices, Inc. (Semiconductors)	1,890	46,834
AON Corp. (Insurance)	1,785	67,598
Apache Corp. (Oil & Gas)	2,170	156,565
Apartment Investment and Management Co.—Class A (REIT)	770	6,815
Apollo Group, Inc.—Class A* (Commercial Services)	700	49,784
Apple Computer, Inc.* (Computers)	5,740	817,548
Applied Materials, Inc. (Semiconductors)	8,610	94,452
Archer-Daniels-Midland Co. (Agriculture)	4,130	110,560
Assurant, Inc. (Insurance)	770	18,549
AT&T, Inc. (Telecommunications)	38,045	945,038
Autodesk, Inc.* (Software)	1,470	27,901
Automatic Data Processing, Inc. (Software)	3,220	114,117
AutoNation, Inc.* (Retail)	700	12,145
AutoZone, Inc.* (Retail)	245	37,022
Avalonbay Communities, Inc. (REIT)	525	29,369
Avery Dennison Corp. (Household Products/Wares)	735	18,875
Avon Products, Inc. (Cosmetics/Personal Care)	2,765	71,282
Baker Hughes, Inc. (Oil & Gas Services)	1,995	72,698
Ball Corp. (Packaging & Containers)	595	26,870
Bank of America Corp. (Banks)	52,150	688,380
Bank of New York Mellon Corp. (Banks)	7,700	225,687
Bard (C.R.), Inc. (Healthcare-Products)	630	46,904
Baxter International, Inc. (Healthcare-Products)	3,885	205,750
BB&T Corp. (Banks)	4,165	91,547
Becton, Dickinson & Co. (Healthcare-Products)	1,540	109,817
Bed Bath & Beyond, Inc.* (Retail)	1,680	51,660
Bemis Co., Inc. (Packaging & Containers)	630	15,876
Best Buy Co., Inc. (Retail)	2,205	73,845
Big Lots, Inc.* (Retail)	525	11,041
Biogen Idec, Inc.* (Biotechnology)	1,855	83,753
BJ Services Co. (Oil & Gas Services)	1,890	25,761
Black & Decker Corp. (Hand/Machine Tools)	385	11,034
BMC Software, Inc.* (Software)	1,190	40,210
Boeing Co. (Aerospace/Defense)	4,690	199,325
Boston Properties, Inc. (REIT)	910	43,407
Boston Scientific Corp.* (Healthcare-Products)	9,695	98,307
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,775	259,460
Broadcom Corp.—Class A* (Semiconductors)	2,765	68,544
Brown-Forman Corp. (Beverages)	630	27,077
Burlington Northern Santa Fe Corp. (Transportation)	1,785	131,269
C.H. Robinson Worldwide, Inc. (Transportation)	1,085	56,583
CA, Inc. (Software)	2,555	44,534
Cabot Oil & Gas Corp. (Oil & Gas)	665	20,376
Cameron International Corp.* (Oil & Gas Services)	1,400	39,620
Campbell Soup Co. (Food)	1,295	38,099

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Capital One Financial Corp. (Diversified Financial Services)	2,905	$63,561
Cardinal Health, Inc. (Pharmaceuticals)	2,310	70,570
Carnival Corp.—Class A (Leisure Time)	2,835	73,058
Caterpillar, Inc. (Machinery-Construction & Mining)	3,885	128,360
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,540	14,414
CBS Corp.—Class B (Media)	4,375	30,275
Celgene Corp.* (Biotechnology)	2,975	142,324
CenterPoint Energy, Inc. (Electric)	2,240	24,819
Centex Corp. (Home Builders)	805	6,810
CenturyTel, Inc. (Telecommunications)	2,030	62,321
Cephalon, Inc.* (Pharmaceuticals)	490	27,759
CF Industries Holdings, Inc. (Chemicals)	315	23,354
Chesapeake Energy Corp. (Oil & Gas)	3,640	72,181
ChevronTexaco Corp. (Oil & Gas)	12,915	855,619
Chubb Corp. (Insurance)	2,275	90,727
Ciena Corp.* (Telecommunications)	595	6,158
CIGNA Corp. (Insurance)	1,750	42,158
Cincinnati Financial Corp. (Insurance)	1,050	23,468
Cintas Corp. (Textiles)	840	19,186
Cisco Systems, Inc.* (Telecommunications)	37,170	692,849
CIT Group, Inc. (Diversified Financial Services)	2,520	5,418
Citigroup, Inc. (Diversified Financial Services)	35,525	105,509
Citrix Systems, Inc.* (Software)	1,155	36,833
Clorox Co. (Household Products/Wares)	910	50,805
CME Group, Inc. (Diversified Financial Services)	420	130,666
CMS Energy Corp. (Electric)	1,470	17,758
Coach, Inc. (Apparel)	2,030	54,566
Coca-Cola Co. (Beverages)	12,845	616,432
Coca-Cola Enterprises, Inc. (Beverages)	2,030	33,800
Cognizant Technology Solutions Corp.* (Computers)	1,890	50,463
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,220	227,783
Comcast Corp.—Special Class A (Media)	18,585	269,297
Comerica, Inc. (Banks)	980	20,727
Computer Sciences Corp.* (Computers)	980	43,414
Compuware Corp.* (Software)	1,575	10,805
ConAgra Foods, Inc. (Food)	2,870	54,702
ConocoPhillips (Oil & Gas)	9,555	401,883
CONSOL Energy, Inc. (Coal)	1,155	39,224
Consolidated Edison, Inc. (Electric)	1,785	66,795
Constellation Brands, Inc.* (Beverages)	1,260	15,977
Constellation Energy Group, Inc. (Electric)	1,295	34,421
Convergys Corp.* (Commercial Services)	805	7,470
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,085	33,689
Corning, Inc. (Telecommunications)	10,010	160,761
Costco Wholesale Corp. (Retail)	2,800	127,960
Coventry Health Care, Inc.* (Healthcare-Services)	945	17,681
CSX Corp. (Transportation)	2,520	87,268
Cummins, Inc. (Machinery-Diversified)	1,295	45,597
CVS Corp. (Retail)	9,380	298,941
D.R. Horton, Inc. (Home Builders)	1,785	16,708
Danaher Corp. (Miscellaneous Manufacturing)	1,645	101,562
Darden Restaurants, Inc. (Retail)	875	28,858
DaVita, Inc.* (Healthcare-Services)	665	32,891
Dean Foods Co.* (Food)	1,155	22,164
Deere & Co. (Machinery-Diversified)	2,730	109,063
Dell, Inc.* (Computers)	11,200	153,776
Denbury Resources, Inc.* (Oil & Gas)	1,610	23,715
DENTSPLY International, Inc. (Healthcare-Products)	945	28,841
Devon Energy Corp. (Oil & Gas)	2,870	156,415
DeVry, Inc. (Commercial Services)	385	19,265
Diamond Offshore Drilling, Inc. (Oil & Gas)	455	37,788
DIRECTV Group, Inc.* (Media)	3,395	83,890
Discover Financial Services (Diversified Financial Services)	3,115	31,991
Dominion Resources, Inc. (Electric)	3,815	127,497
Dover Corp. (Miscellaneous Manufacturing)	1,190	39,377
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,645	34,858
DTE Energy Co. (Electric)	1,050	33,600
Duke Energy Corp. (Electric)	8,295	121,024
Dun & Bradstreet Corp. (Software)	350	28,424
Dynegy, Inc.—Class A* (Electric)	3,255	7,389
E* TRADE Financial Corp.* (Diversified Financial Services)	3,675	4,704
E.I. du Pont de Nemours & Co. (Chemicals)	5,810	148,852
Eastman Chemical Co. (Chemicals)	455	17,245
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,715	5,076
Eaton Corp. (Miscellaneous Manufacturing)	1,085	48,402
eBay, Inc.* (Internet)	6,965	119,310
Ecolab, Inc. (Chemicals)	1,085	42,304
Edison International (Electric)	2,100	66,066
El Paso Corp. (Pipelines)	4,515	41,673
Electronic Arts, Inc.* (Software)	2,065	44,852
Eli Lilly & Co. (Pharmaceuticals)	6,510	225,506
EMC Corp.* (Computers)	12,985	170,103
Emerson Electric Co. (Electrical Components & Equipment)	4,830	156,492
Ensco International, Inc. (Oil & Gas)	910	31,732
Entergy Corp. (Electric)	1,260	97,675
EOG Resources, Inc. (Oil & Gas)	1,610	109,351
EQT Corp. (Oil & Gas)	840	29,324
Equifax, Inc. (Commercial Services)	805	21,011
Equity Residential Properties Trust (REIT)	1,750	38,903
Exelon Corp. (Electric)	4,235	216,874
Expedia, Inc.* (Internet)	1,365	20,625
Expeditors International of Washington, Inc. (Transportation)	1,365	45,509
Express Scripts, Inc.* (Pharmaceuticals)	1,750	120,312
Exxon Mobil Corp. (Oil & Gas)	31,465	2,199,718
Family Dollar Stores, Inc. (Retail)	910	25,753
Fastenal Co. (Distribution/Wholesale)	840	27,863
Federated Investors, Inc.—Class B (Diversified Financial Services)	560	13,490
FedEx Corp. (Transportation)	1,995	110,962
Fidelity National Information Services, Inc. (Software)	1,225	24,451
Fifth Third Bancorp (Banks)	4,725	33,548
First Horizon National Corp.* (Banks)	1,426	17,112
FirstEnergy Corp. (Electric)	1,960	75,950
Fiserv, Inc.* (Software)	1,015	46,386
FLIR Systems, Inc.* (Electronics)	980	22,109
Flowserve Corp. (Machinery-Diversified)	350	24,434
Fluor Corp. (Engineering & Construction)	1,155	59,240
FMC Technologies, Inc.* (Oil & Gas Services)	805	30,252
Ford Motor Co.* (Auto Manufacturers)	20,755	125,983
Forest Laboratories, Inc.* (Pharmaceuticals)	1,960	49,216
Fortune Brands, Inc. (Household Products/Wares)	980	34,045
FPL Group, Inc. (Electric)	2,660	151,248
Franklin Resources, Inc. (Diversified Financial Services)	980	70,570
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,660	133,293
Frontier Communications Corp. (Telecommunications)	2,030	14,494
GameStop Corp.—Class A* (Retail)	1,050	23,111
Gannett Co., Inc. (Media)	1,505	5,373
General Dynamics Corp. (Aerospace/Defense)	2,485	137,644
General Electric Co. (Miscellaneous Manufacturing)	68,285	800,300
General Mills, Inc. (Food)	2,135	119,603
Genuine Parts Co. (Distribution/Wholesale)	1,015	34,063
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,800	19,572
Genzyme Corp.* (Biotechnology)	1,750	97,422

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Gilead Sciences, Inc.* (Pharmaceuticals)	5,845	$273,780
Goodrich Corp. (Aerospace/Defense)	805	40,226
Google, Inc.—Class A* (Internet)	1,540	649,249
H & R Block, Inc. (Commercial Services)	2,205	37,992
Halliburton Co. (Oil & Gas Services)	5,775	119,542
Harley-Davidson, Inc. (Leisure Time)	1,505	24,396
Harman International Industries, Inc. (Home Furnishings)	385	7,238
Harris Corp. (Telecommunications)	840	23,822
Hartford Financial Services Group, Inc. (Insurance)	2,100	24,927
Hasbro, Inc. (Toys/Games/Hobbies)	805	19,513
HCP, Inc. (REIT)	1,750	37,083
Health Care REIT, Inc. (REIT)	700	23,870
Heinz (H.J.) Co. (Food)	2,030	72,471
Hess Corp. (Oil & Gas)	1,820	97,825
Hewlett-Packard Co. (Computers)	15,400	595,210
Home Depot, Inc. (Retail)	10,920	258,040
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,795	150,563
Hormel Foods Corp. (Food)	455	15,716
Hospira, Inc.* (Pharmaceuticals)	1,050	40,446
Host Marriott Corp. (REIT)	3,885	32,595
Hudson City Bancorp, Inc. (Savings & Loans)	3,360	44,654
Humana, Inc.* (Healthcare-Services)	1,085	35,002
Huntington Bancshares, Inc. (Banks)	3,500	14,630
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,485	92,790
IMS Health, Inc. (Software)	1,155	14,669
Integrys Energy Group, Inc. (Electric)	490	14,695
Intel Corp. (Semiconductors)	36,015	596,048
IntercontinentalExchange, Inc.* (Diversified Financial Services)	455	51,979
International Business Machines Corp. (Computers)	8,505	888,092
International Flavors & Fragrances, Inc. (Chemicals)	490	16,033
International Game Technology (Entertainment)	1,925	30,608
International Paper Co. (Forest Products & Paper)	2,800	42,364
Interpublic Group of Cos., Inc.* (Advertising)	3,080	15,554
Intuit, Inc.* (Software)	2,100	59,136
Intuitive Surgical, Inc.* (Healthcare-Products)	245	40,097
Invesco, Ltd. (Diversified Financial Services)	2,660	47,401
Iron Mountain, Inc.* (Commercial Services)	1,155	33,206
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,190	52,955
J.C. Penney Co., Inc. (Retail)	1,435	41,199
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,165	858,378
Jabil Circuit, Inc. (Electronics)	1,365	10,128
Jacobs Engineering Group, Inc.* (Engineering & Construction)	805	33,882
Janus Capital Group, Inc. (Diversified Financial Services)	1,050	11,970
JDS Uniphase Corp.* (Telecommunications)	1,435	8,208
JM Smucker Co. (Food)	770	37,468
Johnson & Johnson (Healthcare-Products)	17,780	1,009,904
Johnson Controls, Inc. (Auto Parts & Equipment)	3,815	82,862
Juniper Networks, Inc.* (Telecommunications)	3,360	79,296
KB Home (Home Builders)	490	6,703
Kellogg Co. (Food)	1,645	76,608
KeyCorp (Banks)	4,550	23,842
Kimberly-Clark Corp. (Household Products/Wares)	2,660	139,464
Kimco Realty Corp. (REIT)	2,100	21,105
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,610	15,504
KLA-Tencor Corp. (Semiconductors)	1,085	27,396
Kohls Corp.* (Retail)	1,960	83,790
Kraft Foods, Inc. (Food)	9,485	240,350
Kroger Co. (Food)	4,200	92,610
L-3 Communications Holdings, Inc. (Aerospace/Defense)	735	50,994
Laboratory Corp. of America Holdings* (Healthcare-Services)	700	47,453
Legg Mason, Inc. (Diversified Financial Services)	910	22,186
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,015	15,458
Lennar Corp.—Class A (Home Builders)	910	8,818
Leucadia National Corp.* (Holding Companies-Diversified)	1,155	24,359
Lexmark International, Inc.—Class A* (Computers)	490	7,767
Life Technologies Corp.* (Biotechnology)	1,120	46,726
Limited, Inc. (Retail)	1,750	20,948
Lincoln National Corp. (Insurance)	1,925	33,129
Linear Technology Corp. (Semiconductors)	1,435	33,507
Lockheed Martin Corp. (Aerospace/Defense)	2,100	169,365
Loews Corp. (Insurance)	2,345	64,253
Lorillard, Inc. (Agriculture)	1,085	73,530
Lowe’s Cos., Inc. (Retail)	9,520	184,783
LSI Logic Corp.* (Semiconductors)	4,200	19,152
M&T Bank Corp. (Banks)	525	26,738
Macy’s, Inc. (Retail)	2,695	31,693
Manitowoc Co. (Machinery-Diversified)	840	4,418
Marathon Oil Corp. (Oil & Gas)	4,550	137,091
Marriott International, Inc.—Class A (Lodging)	1,897	41,867
Marsh & McLennan Cos., Inc. (Insurance)	3,360	67,637
Marshall & Ilsley Corp. (Banks)	2,275	10,920
Masco Corp. (Building Materials)	2,310	22,130
Massey Energy Co. (Coal)	560	10,942
MasterCard, Inc.—Class A (Software)	455	76,126
Mattel, Inc. (Toys/Games/Hobbies)	2,310	37,076
MBIA, Inc.* (Insurance)	1,085	4,698
McAfee, Inc.* (Internet)	1,015	42,823
McCormick & Co., Inc. (Food)	840	27,325
McDonald’s Corp. (Retail)	7,105	408,466
McGraw-Hill Cos., Inc. (Media)	2,030	61,123
McKesson Corp. (Commercial Services)	1,750	77,000
MeadWestvaco Corp. (Forest Products & Paper)	1,120	18,379
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,115	142,075
Medtronic, Inc. (Healthcare-Products)	7,210	251,557
MEMC Electronic Materials, Inc.* (Semiconductors)	1,435	25,557
Merck & Co., Inc. (Pharmaceuticals)	13,580	379,697
Meredith Corp. (Media)	245	6,260
MetLife, Inc. (Insurance)	5,285	158,603
MetroPCS Communications, Inc.* (Telecommunications)	1,610	21,429
Microchip Technology, Inc. (Semiconductors)	1,190	26,835
Micron Technology, Inc.* (Semiconductors)	5,460	27,628
Microsoft Corp. (Software)	49,350	1,173,049
Millipore Corp.* (Biotechnology)	350	24,574
Molex, Inc. (Electrical Components & Equipment)	910	14,151
Molson Coors Brewing Co.—Class B (Beverages)	945	40,002
Monsanto Co. (Agriculture)	3,535	262,792
Monster Worldwide, Inc.* (Internet)	805	9,507
Moody’s Corp. (Commercial Services)	1,225	32,279
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,715	248,465
Motorola, Inc. (Telecommunications)	14,770	97,925
Murphy Oil Corp. (Oil & Gas)	1,225	66,542
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,960	25,578
Nabors Industries, Ltd.* (Oil & Gas)	1,820	28,356
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	875	18,646
National Semiconductor Corp. (Semiconductors)	1,260	15,813
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,695	88,019
NetApp, Inc.* (Computers)	2,135	42,102
Newell Rubbermaid, Inc. (Housewares)	1,785	18,582
Newmont Mining Corp. (Mining)	3,150	128,740
News Corp.—Class A (Media)	14,840	135,192

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Nicor, Inc. (Gas)	280	$9,694
NIKE, Inc.—Class B (Apparel)	2,485	128,673
NiSource, Inc. (Electric)	1,785	20,813
Noble Energy, Inc. (Oil & Gas)	1,120	66,046
Nordstrom, Inc. (Retail)	1,015	20,188
Norfolk Southern Corp. (Transportation)	2,380	89,655
Northeast Utilities System (Electric)	1,120	24,987
Northern Trust Corp. (Banks)	1,540	82,667
Northrop Grumman Corp. (Aerospace/Defense)	2,100	95,928
Novell, Inc.* (Software)	2,240	10,147
Novellus Systems, Inc.* (Semiconductors)	630	10,521
Nucor Corp. (Iron/Steel)	2,030	90,193
NVIDIA Corp.* (Semiconductors)	3,535	39,910
NYSE Euronext (Diversified Financial Services)	1,680	45,780
O’Reilly Automotive, Inc.* (Retail)	875	33,320
Occidental Petroleum Corp. (Oil & Gas)	5,215	343,199
Office Depot, Inc.* (Retail)	1,785	8,140
Omnicom Group, Inc. (Advertising)	1,995	63,002
Oracle Corp. (Software)	24,430	523,291
Owens-Illinois, Inc.* (Packaging & Containers)	1,085	30,391
PACCAR, Inc. (Auto Manufacturers)	2,345	76,236
Pactiv Corp.* (Packaging & Containers)	840	18,253
Pall Corp. (Miscellaneous Manufacturing)	770	20,451
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,050	45,108
Patterson Cos., Inc.* (Healthcare-Products)	595	12,912
Paychex, Inc. (Commercial Services)	2,065	52,038
Peabody Energy Corp. (Coal)	1,715	51,724
People’s United Financial, Inc. (Banks)	2,240	33,690
Pepco Holdings, Inc. (Electric)	1,435	19,286
PepsiCo, Inc. (Beverages)	10,045	552,073
PerkinElmer, Inc. (Electronics)	735	12,789
Pfizer, Inc. (Pharmaceuticals)	43,505	652,575
PG&E Corp. (Electric)	2,380	91,487
Philip Morris International, Inc. (Commercial Services)	12,635	551,139
Pinnacle West Capital Corp. (Electric)	665	20,050
Pioneer Natural Resources Co. (Oil & Gas)	735	18,743
Pitney Bowes, Inc. (Office/Business Equipment)	1,330	29,167
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,050	31,269
PNC Financial Services Group (Banks)	2,975	115,460
Polo Ralph Lauren Corp. (Apparel)	350	18,739
PPG Industries, Inc. (Chemicals)	1,050	46,095
PPL Corp. (Electric)	2,415	79,598
Praxair, Inc. (Chemicals)	1,995	141,785
Precision Castparts Corp. (Metal Fabricate/Hardware)	910	66,457
Principal Financial Group, Inc. (Insurance)	1,995	37,586
Procter & Gamble Co. (Cosmetics/Personal Care)	18,795	960,424
Progress Energy, Inc. (Electric)	1,785	67,527
Progressive Corp.* (Insurance)	4,375	66,106
ProLogis (REIT)	2,870	23,132
Prudential Financial, Inc. (Insurance)	2,975	110,729
Public Service Enterprise Group, Inc. (Electric)	3,255	106,211
Public Storage, Inc. (REIT)	805	52,711
Pulte Homes, Inc. (Home Builders)	1,400	12,362
QLogic Corp.* (Semiconductors)	770	9,764
Qualcomm, Inc. (Telecommunications)	10,675	482,510
Quanta Services, Inc.* (Commercial Services)	1,225	28,334
Quest Diagnostics, Inc. (Healthcare-Services)	980	55,301
Questar Corp. (Pipelines)	1,120	34,843
Qwest Communications International, Inc. (Telecommunications)	9,555	39,653
R.R. Donnelley & Sons Co. (Commercial Services)	1,330	15,455
RadioShack Corp. (Retail)	805	11,238
Range Resources Corp. (Oil & Gas)	1,015	42,031
Raytheon Co. (Aerospace/Defense)	2,555	113,519
Regions Financial Corp. (Banks)	7,455	30,118
Republic Services, Inc. (Environmental Control)	2,065	50,407
Reynolds American, Inc. (Agriculture)	1,085	41,903
Robert Half International, Inc. (Commercial Services)	980	23,148
Rockwell Collins, Inc. (Aerospace/Defense)	1,015	42,356
Rockwell International Corp. (Machinery-Diversified)	910	29,229
Rowan Cos., Inc. (Oil & Gas)	735	14,200
Ryder System, Inc. (Transportation)	350	9,772
Safeway, Inc. (Food)	2,730	55,610
Salesforce.com, Inc.* (Software)	700	26,719
SanDisk Corp.* (Computers)	1,470	21,594
Sara Lee Corp. (Food)	4,480	43,725
SCANA Corp. (Electric)	770	25,002
Schering-Plough Corp. (Pharmaceuticals)	10,500	263,760
Schlumberger, Ltd. (Oil & Gas Services)	7,700	416,647
Scripps Networks Interactive—Class A (Entertainment)	595	16,559
Sealed Air Corp. (Packaging & Containers)	1,015	18,727
Sears Holdings Corp.* (Retail)	350	23,282
Sempra Energy (Gas)	1,575	78,167
Sherwin-Williams Co. (Chemicals)	630	33,863
Sigma-Aldrich Corp. (Chemicals)	770	38,161
Simon Property Group, Inc. (REIT)	1,785	91,803
SLM Corp.* (Diversified Financial Services)	3,010	30,913
Smith International, Inc. (Oil & Gas Services)	1,400	36,050
Snap-on, Inc. (Hand/Machine Tools)	385	11,065
Southern Co. (Electric)	5,040	157,046
Southwest Airlines Co. (Airlines)	4,760	32,035
Southwestern Energy Co.* (Oil & Gas)	2,205	85,664
Spectra Energy Corp. (Pipelines)	4,165	70,472
Sprint Nextel Corp.* (Telecommunications)	18,515	89,057
St. Jude Medical, Inc.* (Healthcare-Products)	2,240	92,064
Staples, Inc. (Retail)	4,620	93,185
Starbucks Corp.* (Retail)	4,760	66,116
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,190	26,418
State Street Corp. (Banks)	3,185	150,332
Stericycle, Inc.* (Environmental Control)	560	28,857
Stryker Corp. (Healthcare-Products)	1,540	61,200
Sun Microsystems, Inc.* (Computers)	4,795	44,210
Sunoco, Inc. (Oil & Gas)	770	17,864
SunTrust Banks, Inc. (Banks)	3,010	49,515
SuperValu, Inc. (Food)	1,365	17,677
Symantec Corp.* (Internet)	5,285	82,235
Sysco Corp. (Food)	3,815	85,761
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,645	68,547
Target Corp. (Retail)	4,865	192,022
TECO Energy, Inc. (Electric)	1,365	16,284
Tellabs, Inc.* (Telecommunications)	2,555	14,640
Tenet Healthcare Corp.* (Healthcare-Services)	2,695	7,600
Teradata Corp.* (Computers)	1,120	26,242
Teradyne, Inc.* (Semiconductors)	1,120	7,683
Tesoro Petroleum Corp. (Oil & Gas)	875	11,139
Texas Instruments, Inc. (Semiconductors)	8,225	175,192
Textron, Inc. (Miscellaneous Manufacturing)	1,750	16,905
The AES Corp.* (Electric)	4,305	49,981
The Charles Schwab Corp. (Diversified Financial Services)	6,055	106,205
The Dow Chemical Co. (Chemicals)	6,930	111,850
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	735	24,012
The Gap, Inc. (Retail)	2,975	48,790
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,255	479,917
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,575	17,735

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

The Hershey Co. (Food)	1,085	$39,060
The New York Times Co.—Class A (Media)	735	4,050
The Pepsi Bottling Group, Inc. (Beverages)	875	29,610
The Stanley Works (Hand/Machine Tools)	525	17,766
The Travelers Companies, Inc. (Insurance)	3,780	155,131
The Williams Cos., Inc. (Pipelines)	3,745	58,459
Thermo Electron Corp.* (Electronics)	2,695	109,875
Tiffany & Co. (Retail)	805	20,415
Time Warner Cable, Inc. (Media)	2,275	72,049
Time Warner, Inc. (Media)	7,700	193,963
Titanium Metals Corp. (Mining)	560	5,146
TJX Cos., Inc. (Retail)	2,660	83,684
Torchmark Corp. (Insurance)	525	19,446
Total System Services, Inc. (Software)	1,260	16,871
Tyson Foods, Inc.—Class A (Food)	1,960	24,716
U.S. Bancorp (Banks)	12,250	219,520
Union Pacific Corp. (Transportation)	3,255	169,455
United Parcel Service, Inc.—Class B (Transportation)	6,405	320,186
United States Steel Corp. (Iron/Steel)	910	32,523
United Technologies Corp. (Aerospace/Defense)	6,090	316,436
UnitedHealth Group, Inc. (Healthcare-Services)	7,665	191,472
UnumProvident Corp. (Insurance)	2,135	33,861
V.F. Corp. (Apparel)	560	30,996
Valero Energy Corp. (Oil & Gas)	3,570	60,297
Varian Medical Systems, Inc.* (Healthcare-Products)	805	28,288
Ventas, Inc. (REIT)	1,015	30,308
VeriSign, Inc.* (Internet)	1,260	23,285
Verizon Communications, Inc. (Telecommunications)	18,305	562,513
Viacom, Inc.—Class B* (Media)	3,920	88,984
Vornado Realty Trust (REIT)	1,015	45,705
Vulcan Materials Co. (Building Materials)	770	33,187
W.W. Grainger, Inc. (Distribution/Wholesale)	385	31,524
Wal-Mart Stores, Inc. (Retail)	14,385	696,809
Walgreen Co. (Retail)	6,405	188,307
Walt Disney Co. (Media)	11,970	279,260
Washington Post Co.—Class B (Media)	35	12,326
Waste Management, Inc. (Environmental Control)	3,185	89,690
Waters Corp.* (Electronics)	630	32,426
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	665	22,384
WellPoint, Inc.* (Healthcare-Services)	3,115	158,522
Wells Fargo & Co. (Banks)	30,030	728,528
Western Digital Corp.* (Computers)	1,435	38,028
Western Union Co. (Commercial Services)	4,515	74,046
Weyerhaeuser Co. (Forest Products & Paper)	1,365	41,537
Whirlpool Corp. (Home Furnishings)	490	20,854
Whole Foods Market, Inc. (Food)	910	17,272
Windstream Corp. (Telecommunications)	2,800	23,408
Wisconsin Energy Corp. (Electric)	770	31,347
Wyeth (Pharmaceuticals)	8,610	390,808
Wyndham Worldwide Corp. (Lodging)	1,155	13,999
Wynn Resorts, Ltd.* (Lodging)	420	14,826
Xcel Energy, Inc. (Electric)	2,940	54,125
Xerox Corp. (Office/Business Equipment)	5,565	36,061
Xilinx, Inc. (Semiconductors)	1,785	36,521
XL Capital, Ltd.—Class A (Insurance)	2,205	25,269
XTO Energy, Inc. (Oil & Gas)	3,745	142,834
Yahoo!, Inc.* (Internet)	8,995	140,862
YUM! Brands, Inc. (Retail)	2,975	99,186
Zimmer Holdings, Inc.* (Healthcare-Products)	1,400	59,640
Zions Bancorp (Banks)	735	8,497

TOTAL COMMON STOCKS
(Cost $33,351,210)		51,878,990

Repurchase Agreements (5.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,127,000 (Collateralized by $1,121,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,149,579)	$1,127,000	1,127,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $328,000 (Collateralized by $335,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $337,443)	328,000	328,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,602,000 (Collateralized by $1,526,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,635,217)	1,602,000	1,602,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,000 (Collateralized by $16,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $16,130)	15,000	15,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,072,000)		3,072,000

TOTAL INVESTMENT SECURITIES
(Cost $36,423,210)—98.5%		54,950,990
Net other assets (liabilities)—1.5%		849,307

NET ASSETS—100.0%		$55,800,297

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $300,000.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $2,106,800)	46	$(14,025)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,570,437	$(13,403)

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.1%
Aerospace/Defense	2.2%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	4.5%
Beverages	2.6%
Biotechnology	1.4%
Building Materials	0.1%
Chemicals	1.4%
Coal	0.2%
Commercial Services	1.8%
Computers	5.4%
Cosmetics/Personal Care	2.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	4.6%
Electric	3.4%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.4%
Food	1.9%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.9%
Healthcare-Services	1.1%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM
Insurance	2.2%
Internet	2.2%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.4%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	3.1%
Office/Business Equipment	0.2%
Oil & Gas	9.6%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.5%
Pipelines	0.4%
REIT	1.0%
Real Estate	NM
Retail	5.8%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	4.3%
Telecommunications	5.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.9%
Other**	7.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$36,423,210

Securities, at value	51,878,990
Repurchase agreements, at value	3,072,000

Total Investment Securities, at value	54,950,990
Cash	979
Segregated cash balances with brokers for futures contracts	234,265
Dividends and interest receivable	80,322
Receivable for capital shares issued	777,768
Receivable for investments sold	82,278
Prepaid expenses	489

Total Assets	56,127,091

Liabilities:
Payable for investments purchased	108,308
Payable for capital shares redeemed	43,648
Unrealized loss on swap agreements	13,403
Variation margin on futures contracts	14,025
Advisory fees payable	35,557
Management services fees payable	4,741
Administration fees payable	2,116
Administrative services fees payable	23,693
Distribution fees payable	20,162
Trustee fees payable	3
Transfer agency fees payable	3,366
Fund accounting fees payable	4,254
Compliance services fees payable	1,508
Other accrued expenses	52,010

Total Liabilities	326,794

Net Assets	$55,800,297

Net Assets consist of:
Capital	$69,333,997
Accumulated net investment income (loss)	895,270
Accumulated net realized gains (losses) on investments	(32,929,322)
Net unrealized appreciation (depreciation) on investments	18,500,352

Net Assets	$55,800,297

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,888,649

Net Asset Value (offering and redemption price per share)	$19.32

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$716,120
Interest	3,487

Total Investment Income	719,607

Expenses:
Advisory fees	232,685
Management services fees	31,024
Administration fees	14,214
Transfer agency fees	22,026
Administrative services fees	99,701
Distribution fees	77,562
Custody fees	14,535
Fund accounting fees	30,780
Trustee fees	516
Compliance services fees	304
Other fees	48,004

Total Gross Expenses before reductions	571,351
Less Expenses reduced by the Advisor	(60,283)

Total Net Expenses	511,068

Net Investment Income (Loss)	208,539

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,610,932)
Net realized gains (losses) on futures contracts	(1,129,451)
Net realized gains (losses) on swap agreements	(52,017)
Change in net unrealized appreciation/depreciation on investments	2,798,483

Net Realized and Unrealized Gains (Losses) on Investments	6,083

Change in Net Assets Resulting from Operations	$214,622

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$208,539	$686,731
Net realized gains (losses) on investments	(2,792,400)	(12,877,495)
Change in net unrealized appreciation/depreciation on investments	2,798,483	(33,350,958)

Change in net assets resulting from operations	214,622	(45,541,722)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,550,179)

Change in net assets resulting from distributions	—	(1,550,179)

Capital Transactions:
Proceeds from shares issued	137,617,596	569,010,998
Dividends reinvested	—	1,550,179
Value of shares redeemed	(152,555,059)	(616,470,162)

Change in net assets resulting from capital transactions	(14,937,463)	(45,908,985)

Change in net assets	(14,722,841)	(93,000,886)
Net Assets:
Beginning of period	70,523,138	163,524,024

End of period	$55,800,297	$70,523,138

Accumulated net investment income (loss)	$895,270	$686,731

Share Transactions:
Issued	7,645,484	22,631,861
Reinvested	—	60,248
Redeemed	(8,481,708)	(24,259,643)

Change in shares	(836,224)	(1,567,534)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.93		$30.90	$30.40	$28.27	$27.59	$25.72

Investment Activities:
Net investment income (loss)(a)	0.06		0.16	0.19	0.11	0.06	0.06
Net realized and unrealized gains (losses) on investments	0.33		(11.68)	0.89	3.63	0.69	2.19

Total income (loss) from investment activities	0.39		(11.52)	1.08	3.74	0.75	2.25

Distributions to Shareholders From:
Net investment income	—		—	(0.18)	(0.08)	(0.07)	—
Net realized gains on investments	—		(0.45)	(0.40)	(1.53)	—	(0.38)

Total distributions	—		(0.45)	(0.58)	(1.61)	(0.07)	(0.38)

Net Asset Value, End of Period	$19.32		$18.93	$30.90	$30.40	$28.27	$27.59

Total Return	2.06	%(b)	(37.67)%	3.55%	13.66%	2.74%	8.83%

Ratios to Average Net Assets:
Gross expenses(c)	1.84%		1.73%	1.67%	1.70%	1.78%	1.78%
Net expenses(c)	1.65%		1.63%	1.62%	1.67%	1.78%	1.78%
Net investment income (loss)(c)	0.67%		0.63%	0.60%	0.38%	0.21%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$55,800		$70,523	$163,524	$310,894	$297,546	$391,257
Portfolio turnover rate(d)	81	%(b)	259%	175%	224%	273%	202%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	64%
Swap Agreements	36%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	17%
Industrial	17%
Consumer Cyclical	13%
Technology	8%
Utilities	7%
Energy	6%
Basic Materials	5%
Communications	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (17.9%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$337,000	$337,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $337,000)		337,000

Repurchase Agreements (73.1%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $344,000 (Collateralized by $342,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $350,941)	344,000	344,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $343,000 (Collateralized by $355,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $357,589)	343,000	343,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $344,000 (Collateralized by $328,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $351,475)	344,000	344,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $344,000 (Collateralized by $351,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $352,371)	344,000	344,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,375,000)		1,375,000

TOTAL INVESTMENT SECURITIES
(Cost $1,712,000)—91.0%		1,712,000
Net other assets (liabilities)—9.0%		169,281

NET ASSETS—100.0%		$1,881,281

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $120,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,210,440)	21	$(34,408)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$ 29,993	$(7)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	637,560	(2,741)

See accompanying notes to the financial statements.

10

PROFUNDS VP
ProFund VP Mid-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$1,712,000

Securities, at value	337,000
Repurchase agreements, at value	1,375,000

Total Investment Securities, at value	1,712,000
Cash	223
Segregated cash balances with brokers for futures contracts	158,130
Receivable for capital shares issued	101,282
Prepaid expenses	11

Total Assets	1,971,646

Liabilities:
Payable for capital shares redeemed	76,098
Unrealized loss on swap agreements	2,748
Variation margin on futures contracts	5,460
Advisory fees payable	1,092
Management services fees payable	146
Administration fees payable	61
Administrative services fees payable	1,007
Distribution fees payable	1,031
Transfer agency fees payable	97
Fund accounting fees payable	123
Compliance services fees payable	51
Other accrued expenses	2,451

Total Liabilities	90,365

Net Assets	$1,881,281

Net Assets consist of:
Capital	$2,771,559
Accumulated net investment income (loss)	(15,214)
Accumulated net realized gains (losses) on investments	(837,908)
Net unrealized appreciation (depreciation) on investments	(37,156)

Net Assets	$1,881,281

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	96,626

Net Asset Value (offering and redemption price per share)	$19.47

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$1,200

Expenses:
Advisory fees	7,482
Management services fees	998
Administration fees	505
Transfer agency fees	789
Administrative services fees	2,359
Distribution fees	2,494
Custody fees	2,283
Fund accounting fees	1,027
Trustee fees	18
Compliance services fees	18
Other fees	1,235

Total Gross Expenses before reductions	19,208
Less Expenses reduced by the Advisor	(2,794)

Total Net Expenses	16,414

Net Investment Income (Loss)	(15,214)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	189,826
Net realized gains (losses) on swap agreements	32,874
Change in net unrealized appreciation/depreciation on investments	(128,319)

Net Realized and Unrealized Gains (Losses) on Investments	94,381

Change in Net Assets Resulting from Operations	$79,167

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Mid-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(15,214)	$(971)
Net realized gains (losses) on investments	222,700	(1,259,389)
Change in net unrealized appreciation/depreciation on investments	(128,319)	93,536

Change in net assets resulting from operations	79,167	(1,166,824)

Distributions to Shareholders From:
Net investment income	—	(8,867)

Change in net assets resulting from distributions	—	(8,867)

Capital Transactions:
Proceeds from shares issued	6,776,748	18,857,936
Dividends reinvested	—	8,867
Value of shares redeemed	(6,957,066)	(15,902,395)

Change in net assets resulting from capital transactions	(180,318)	2,964,408

Change in net assets	(101,151)	1,788,717
Net Assets:
Beginning of period	1,982,432	193,715

End of period	$1,881,281	$1,982,432

Accumulated net investment income (loss)	$(15,214)	$—

Share Transactions:
Issued	378,220	736,075
Reinvested	—	332
Redeemed	(390,192)	(634,329)

Change in shares	(11,972)	102,078

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$18.25		$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.01)	0.30
Net realized and unrealized gains (losses) on investments	1.35		(11.36)	(0.59)

Total income (loss) from investment activities	1.22		(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—		(0.09)	—

Net Asset Value, End of Period	$19.47		$18.25	$29.71

Total Return	6.68	%(c)	(38.37)%	(0.97	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.84%	2.02%
Net expenses(d)	1.64%		1.63%	1.63%
Net investment income (loss)(d)	(1.52)%		(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$1,881		$1,982	$194
Portfolio turnover rate(e)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	24%
Futures Contracts	30%
Swap Agreements	47%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Regal-Beloit Corp.	0.1%
Jack Henry & Associates, Inc.	0.1%
OMEGA Healthcare Investors, Inc.	0.1%
ProAssurance Corp.	0.1%
WGL Holdings, Inc.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks (24.1%)
	Shares	Value

1st Source Corp. (Banks)	35	$604
3Com Corp.* (Telecommunications)	441	2,077
3PAR, Inc.* (Computers)	49	608
99 Cents Only Stores* (Retail)	70	951
AAON, Inc. (Building Materials)	70	1,394
AAR Corp.* (Aerospace/Defense)	70	1,123
ABIOMED, Inc.* (Healthcare-Products)	84	741
ABM Industries, Inc. (Commercial Services)	70	1,265
Acco Brands Corp.* (Household Products/Wares)	98	276
ACI Worldwide, Inc.* (Software)	56	782
Acme Packet, Inc.* (Telecommunications)	56	567
Acorda Therapeutics, Inc.* (Biotechnology)	49	1,381
Actuant Corp.—Class A (Miscellaneous Manufacturing)	105	1,281
Acuity Brands, Inc. (Miscellaneous Manufacturing)	63	1,767
Acxiom Corp. (Software)	119	1,051
Adaptec, Inc.* (Telecommunications)	294	779
ADC Telecommunications, Inc.* (Telecommunications)	133	1,059
Administaff, Inc. (Commercial Services)	42	977
ADTRAN, Inc. (Telecommunications)	77	1,653
Advisory Board Co.* (Commercial Services)	35	900
Affymax, Inc.* (Biotechnology)	28	516
Affymetrix, Inc.* (Biotechnology)	126	747
Aircastle Ltd. (Trucking & Leasing)	91	669
AirTran Holdings, Inc.* (Airlines)	147	910
Alaska Air Group, Inc.* (Airlines)	49	895
Alaska Communications Systems Group, Inc. (Telecommunications)	112	820
Albany International Corp.—Class A (Machinery-Diversified)	77	876
Alexander’s, Inc. (REIT)	7	1,887
Align Technology, Inc.* (Healthcare-Products)	84	890
Alkermes, Inc.* (Pharmaceuticals)	112	1,212
Allied Capital Corp.* (Investment Companies)	203	706
Allied Nevada Gold Corp.* (Mining)	56	451
Allos Therapeutics, Inc.* (Pharmaceuticals)	105	870
AMAG Pharmaceuticals, Inc.* (Biotechnology)	21	1,148
Ambac Financial Group, Inc. (Insurance)	434	399
AMCOL International Corp. (Mining)	42	906
American Campus Communities, Inc. (REIT)	77	1,708
American Dairy, Inc.* (Food)	14	555
American Ecology Corp. (Environmental Control)	49	878
American Greetings Corp.—Class A (Household Products/Wares)	49	572
American Italian Pasta Co.—Class A* (Food)	28	816
American Medical Systems Holdings, Inc.* (Healthcare-Products)	84	1,327
American Public Education, Inc.* (Commercial Services)	21	832
American Reprographics Co.* (Software)	84	699
AMERIGROUP Corp.* (Healthcare-Services)	63	1,692
Amerisafe, Inc.* (Insurance)	56	871
Ameristar Casinos, Inc. (Lodging)	35	666
Ameron International Corp. (Miscellaneous Manufacturing)	14	939
Amkor Technology, Inc.* (Semiconductors)	175	828
AMN Healthcare Services, Inc.* (Commercial Services)	161	1,027
ANADIGICS, Inc.* (Semiconductors)	119	499
Analogic Corp. (Electronics)	21	776
AngioDynamics, Inc.* (Healthcare-Products)	56	743
Anixter International, Inc.* (Telecommunications)	42	1,579
AnnTaylor Stores Corp.* (Retail)	77	614
Apogee Enterprises, Inc. (Building Materials)	70	861
Apollo Investment Corp. (Investment Companies)	217	1,302
Applied Industrial Technologies, Inc. (Machinery-Diversified)	56	1,103
Applied Micro Circuits Corp.* (Semiconductors)	105	854
Arch Chemicals, Inc. (Chemicals)	56	1,377
ArcSight, Inc.* (Telecommunications)	28	498
Ardea Biosciences, Inc.* (Pharmaceuticals)	35	551
Arena Pharmaceuticals, Inc.* (Biotechnology)	140	699
Arena Resources, Inc.* (Oil & Gas)	63	2,007
Ares Capital Corp. (Investment Companies)	133	1,072
Argo Group International Holdings, Ltd.* (Insurance)	70	1,975
Argon ST, Inc.* (Aerospace/Defense)	42	864
Ariba, Inc.* (Internet)	126	1,240
Arkansas Best Corp. (Transportation)	42	1,107
ArQule, Inc.* (Biotechnology)	105	645
Array BioPharma, Inc.* (Pharmaceuticals)	196	615
Arris Group, Inc.* (Telecommunications)	154	1,873
Art Technology Group, Inc.* (Internet)	189	718

See accompanying notes to the financial statements.
14

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Aruba Networks, Inc.* (Telecommunications)	70	$612
ArvinMeritor, Inc. (Auto Parts & Equipment)	119	522
Asbury Automotive Group, Inc. (Retail)	49	502
Ashford Hospitality Trust (REIT)	147	413
AsiaInfo Holdings, Inc.* (Internet)	42	723
Assured Guaranty, Ltd. (Insurance)	70	867
Astec Industries, Inc.* (Machinery-Construction & Mining)	35	1,039
Astoria Financial Corp. (Savings & Loans)	140	1,201
ATC Technology Corp.* (Auto Parts & Equipment)	49	711
athenahealth, Inc.* (Software)	35	1,295
Atheros Communications* (Telecommunications)	77	1,481
Atlantic Tele-Network, Inc. (Environmental Control)	14	550
Atlas Air Worldwide Holdings, Inc.* (Transportation)	28	649
Atlas America, Inc. (Oil & Gas)	70	1,251
ATMI, Inc.* (Semiconductors)	56	870
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	56	1,757
Avid Technology, Inc.* (Software)	70	939
Avis Budget Group, Inc.* (Commercial Services)	119	672
Avocent Corp.* (Internet)	77	1,075
Axsys Technologies, Inc.* (Electronics)	14	751
AZZ, Inc.* (Miscellaneous Manufacturing)	28	963
Badger Meter, Inc. (Electronics)	21	861
Balchem Corp. (Chemicals)	42	1,030
Baldor Electric Co. (Hand/Machine Tools)	77	1,832
Baldwin & Lyons, Inc.—Class B (Insurance)	49	965
Bally Technologies, Inc.* (Entertainment)	63	1,885
BancFirst Corp. (Banks)	28	968
Bank Mutual Corp. (Banks)	168	1,465
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	98	869
Barnes Group, Inc. (Miscellaneous Manufacturing)	84	999
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	70	1,012
Belden, Inc. (Electrical Components & Equipment)	77	1,286
Benchmark Electronics, Inc.* (Electronics)	98	1,411
Berry Petroleum Co.—Class A (Oil & Gas)	70	1,301
Bill Barrett Corp.* (Oil & Gas)	70	1,922
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	28	885
BioMed Realty Trust, Inc. (REIT)	126	1,289
Black Box Corp. (Telecommunications)	28	937
Blackbaud, Inc. (Software)	70	1,089
Blackboard, Inc.* (Software)	42	1,212
Blount International, Inc.* (Machinery-Diversified)	84	723
Blue Coat Systems, Inc.* (Internet)	56	926
Bob Evans Farms, Inc. (Retail)	56	1,609
Boston Private Financial Holdings, Inc. (Banks)	140	627
Bowne & Co., Inc. (Commercial Services)	1	7
BPZ Resources, Inc.* (Oil & Gas)	112	548
Brady Corp.—Class A (Electronics)	70	1,758
Brigham Exploration Co.* (Oil & Gas)	168	586
Bristow Group, Inc.* (Transportation)	42	1,244
Brooks Automation, Inc.* (Semiconductors)	140	627
Brown Shoe Co., Inc. (Retail)	84	608
Bruker Corp.* (Healthcare-Products)	63	583
Brunswick Corp. (Leisure Time)	126	544
Brush Engineered Materials, Inc.* (Mining)	42	704
Buffalo Wild Wings, Inc.* (Retail)	28	911
CACI International, Inc.—Class A* (Computers)	42	1,794
Calamos Asset Management, Inc. (Diversified Financial Services)	42	593
Calgon Carbon Corp.* (Environmental Control)	63	875
California Water Service Group (Water)	42	1,547
Capella Education Co.* (Commercial Services)	21	1,259
Capstead Mortgage Corp. (REIT)	91	1,157
CardioNet, Inc.* (Healthcare-Products)	42	685
Carrizo Oil & Gas, Inc.* (Oil & Gas)	56	960
Carter’s, Inc.* (Apparel)	70	1,723
Casey’s General Stores, Inc. (Retail)	63	1,618
Cash America International, Inc. (Retail)	35	819
Cass Information Systems, Inc. (Banks)	28	917
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	49	1,222
Cathay Bancorp, Inc. (Banks)	77	732
Cavium Networks, Inc.* (Semiconductors)	49	824
CBIZ, Inc.* (Commercial Services)	210	1,495
CEC Entertainment, Inc.* (Retail)	35	1,032
Celera Corp.* (Biotechnology)	112	855
Centene Corp.* (Healthcare-Services)	56	1,119
Centennial Communications Corp.* (Telecommunications)	91	761
Central Garden & Pet Co.—Class A* (Household Products/Wares)	77	758
Century Aluminum Co.* (Mining)	84	523
Cenveo, Inc.* (Commercial Services)	126	533
Cepheid, Inc.* (Healthcare-Products)	91	857
Ceradyne, Inc.* (Miscellaneous Manufacturing)	42	742
Charming Shoppes, Inc.* (Retail)	154	573
Chart Industries, Inc.* (Machinery-Diversified)	42	764
Chattem, Inc.* (Cosmetics/Personal Care)	14	953
Checkpoint Systems, Inc.* (Electronics)	70	1,098
Cheesecake Factory, Inc.* (Retail)	77	1,332
Chemed Corp. (Commercial Services)	35	1,382
Chemical Financial Corp. (Banks)	70	1,394
Churchill Downs, Inc. (Entertainment)	28	942
Cincinnati Bell, Inc.* (Telecommunications)	350	994
CIRCOR International, Inc. (Metal Fabricate/Hardware)	35	826
Cirrus Logic, Inc.* (Semiconductors)	140	630
Citi Trends, Inc.* (Retail)	21	543
City Holding Co. (Banks)	42	1,275
CKE Restaurants, Inc. (Retail)	112	950
CKX, Inc.* (Media)	98	695
Clarcor, Inc. (Miscellaneous Manufacturing)	63	1,839
Clean Harbors, Inc.* (Environmental Control)	21	1,134
Clearwater Paper Corp.* (Forest Products & Paper)	21	531
Coeur d’Alene Mines Corp.* (Mining)	64	787
Coinstar, Inc.* (Commercial Services)	49	1,308
Coldwater Creek, Inc.* (Retail)	105	636
Collective Brands, Inc.* (Retail)	77	1,122
Colonial Properties Trust (REIT)	98	725
Community Bank System, Inc. (Banks)	91	1,325
Commvault Systems, Inc.* (Software)	56	928
Compellent Technologies, Inc.* (Computers)	35	534
Complete Production Services, Inc.* (Oil & Gas Services)	154	979
Computer Programs & Systems, Inc. (Software)	21	805
comScore, Inc.* (Internet)	35	466
Comtech Telecommunications Corp.* (Telecommunications)	35	1,116
Conceptus, Inc.* (Healthcare-Products)	49	828
Concur Technologies, Inc.* (Software)	49	1,523
CONMED Corp.* (Healthcare-Products)	63	978
Conseco, Inc.* (Insurance)	280	664
Consolidated Communications Holdings, Inc. (Telecommunications)	77	902
Contango Oil & Gas Co.* (Oil & Gas)	21	892
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	91	903
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	35	912
Corinthian Colleges, Inc.* (Commercial Services)	91	1,541
Cougar Biotechnology, Inc.* (Biotechnology)	21	902
Cousins Properties, Inc. (REIT)	1	9
CRA International, Inc.* (Commercial Services)	28	777

See accompanying notes to the financial statements.
15

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Cracker Barrel Old Country Store, Inc. (Retail)	35	$977
Crocs, Inc.* (Apparel)	98	333
CSG Systems International, Inc.* (Software)	77	1,019
Cubic Corp. (Electronics)	28	1,002
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	70	1,283
Curtiss-Wright Corp. (Aerospace/Defense)	56	1,665
Cyberonics, Inc.* (Healthcare-Products)	49	815
CyberSource Corp.* (Internet)	84	1,285
Cymer, Inc.* (Electronics)	42	1,249
Cypress Bioscience, Inc.* (Pharmaceuticals)	77	725
Darling International, Inc.* (Environmental Control)	133	878
Data Domain, Inc.* (Computers)	49	1,634
DCT Industrial Trust, Inc. (REIT)	252	1,028
DealerTrack Holdings, Inc.* (Internet)	63	1,071
Deckers Outdoor Corp.* (Apparel)	14	984
Delphi Financial Group, Inc.—Class A (Insurance)	63	1,224
Delta Petroleum Corp.* (Oil & Gas)	259	500
Deluxe Corp. (Commercial Services)	84	1,076
Denny’s Corp.* (Retail)	280	602
Developers Diversified Realty Corp. (REIT)	203	991
Dexcom, Inc.* (Healthcare-Products)	70	433
DHT Maritime, Inc. (Transportation)	196	1,021
Diamond Foods, Inc. (Food)	28	781
DiamondRock Hospitality Co. (REIT)	161	1,008
Digital River, Inc.* (Internet)	49	1,780
Dillards, Inc.—Class A (Retail)	77	708
DineEquity, Inc. (Retail)	14	437
Diodes, Inc.* (Semiconductors)	42	657
Dionex Corp.* (Electronics)	28	1,709
Dolan Media* (Media)	42	537
Dollar Financial Corp.* (Commercial Services)	42	579
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	28	391
Domtar Corp.* (Forest Products & Paper)	63	1,045
Dress Barn, Inc.* (Retail)	77	1,101
Drew Industries, Inc.* (Building Materials)	56	682
Drill-Quip, Inc.* (Oil & Gas Services)	42	1,600
Durect Corp.* (Pharmaceuticals)	203	483
Dycom Industries, Inc.* (Engineering & Construction)	56	620
E* TRADE Financial Corp.* (Diversified Financial Services)	609	780
EarthLink, Inc.* (Internet)	175	1,297
East West Bancorp, Inc. (Banks)	112	727
EastGroup Properties, Inc. (REIT)	42	1,387
Eastman Kodak Co. (Miscellaneous Manufacturing)	385	1,140
Eclipsys Corp.* (Software)	70	1,245
eHealth, Inc.* (Insurance)	42	742
Electro Scientific Industries, Inc.* (Electronics)	77	861
Electronics for Imaging, Inc.* (Computers)	105	1,119
EMCOR Group, Inc.* (Engineering & Construction)	84	1,690
Emeritus Corp.* (Healthcare-Services)	42	555
Employers Holdings, Inc. (Insurance)	77	1,043
Emulex Corp.* (Semiconductors)	105	1,027
Encore Wire Corp. (Electrical Components & Equipment)	42	897
EnergySolutions, Inc. (Environmental Control)	98	902
EnerSys* (Electrical Components & Equipment)	56	1,019
Ennis, Inc. (Household Products/Wares)	77	959
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	49	882
Entegris, Inc.* (Semiconductors)	224	609
Entertainment Properties Trust (REIT)	63	1,298
EPIQ Systems, Inc.* (Software)	56	860
Equity Lifestyle Properties, Inc. (REIT)	49	1,822
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	35	1,568
Esterline Technologies Corp.* (Aerospace/Defense)	49	1,326
Euronet Worldwide, Inc.* (Commercial Services)	77	1,493
ev3, Inc.* (Healthcare-Products)	91	976
Evercore Partners, Inc.—Class A (Diversified Financial Services)	28	550
Exelixis, Inc.* (Biotechnology)	168	818
Exponent, Inc.* (Commercial Services)	42	1,029
Extra Space Storage, Inc. (REIT)	147	1,227
F.N.B. Corp. (Banks)	147	910
Fair Isaac Corp. (Software)	77	1,190
Federal Signal Corp. (Miscellaneous Manufacturing)	112	857
FEI Co.* (Electronics)	49	1,122
FelCor Lodging Trust, Inc. (REIT)	140	344
Financial Federal Corp. (Diversified Financial Services)	56	1,151
First BanCorp (Banks)	147	581
First Commonwealth Financial Corp. (Banks)	182	1,154
First Financial Bancorp (Banks)	105	790
First Financial Corp. (Banks)	28	884
First Merchants Corp. (Banks)	119	956
First Midwest Bancorp, Inc. (Banks)	112	819
FirstMerit Corp. (Banks)	105	1,783
Flagstone Reinsurance Holdings, Ltd. (Insurance)	119	1,226
Flushing Financial Corp. (Savings & Loans)	77	720
Force Protection, Inc.* (Auto Manufacturers)	84	743
Forestar Group, Inc.* (Real Estate)	56	665
FormFactor, Inc.* (Semiconductors)	77	1,327
Fossil, Inc.* (Household Products/Wares)	63	1,517
FPIC Insurance Group, Inc.* (Insurance)	35	1,072
Franklin Electric Co., Inc. (Hand/Machine Tools)	49	1,270
Franklin Street Properties Corp. (REIT)	84	1,113
Fred’s, Inc. (Retail)	70	882
Fresh Del Monte Produce, Inc.* (Food)	56	911
Fuller (H.B.) Co. (Chemicals)	84	1,578
FX Energy, Inc.* (Oil & Gas)	133	504
Gartner Group, Inc.* (Commercial Services)	84	1,282
General Communication, Inc.—Class A* (Telecommunications)	98	679
General Maritime Corp. (Oil & Gas Services)	98	969
Genesco, Inc.* (Retail)	35	658
Genesee & Wyoming, Inc.—Class A* (Transportation)	49	1,299
Genoptix, Inc.* (Healthcare-Services)	28	896
GeoEye, Inc.* (Telecommunications)	28	660
GFI Group, Inc. (Diversified Financial Services)	91	613
Glacier Bancorp, Inc. (Banks)	91	1,344
Glatfelter (Forest Products & Paper)	112	997
Global Cash Access Holdings, Inc.* (Commercial Services)	63	501
Global Industries, Ltd.* (Oil & Gas Services)	168	951
Globecomm Systems, Inc.* (Telecommunications)	98	705
GMX Resources, Inc.* (Oil & Gas)	63	670
Golar LNG, Ltd. (Transportation)	77	658
Goodrich Petroleum Corp.* (Oil & Gas)	42	1,033
GrafTech International, Ltd.* (Electrical Components & Equipment)	161	1,821
Gran Tierra Energy, Inc.* (Oil & Gas)	287	990
Granite Construction, Inc. (Engineering & Construction)	42	1,398
Graphic Packaging Holding Co.* (Packaging & Containers)	203	371
Greatbatch, Inc.* (Electrical Components & Equipment)	42	950
Group 1 Automotive, Inc. (Retail)	35	911
GulfMark Offshore, Inc.* (Transportation)	49	1,352
Haemonetics Corp.* (Healthcare-Products)	28	1,596
Halozyme Therapeutics, Inc.* (Biotechnology)	140	976
Hancock Holding Co. (Banks)	35	1,137
Harleysville National Corp. (Banks)	154	724
Harmonic, Inc.* (Telecommunications)	175	1,031

See accompanying notes to the financial statements.
16

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Harris Stratex Networks, Inc.—Class A* (Telecommunications)	105	$680
Harte-Hanks, Inc. (Advertising)	98	907
Hatteras Financial Corp. (REIT)	42	1,201
Haynes International, Inc.* (Metal Fabricate/Hardware)	28	664
Headwaters, Inc.* (Energy-Alternate Sources)	133	447
Healthcare Realty Trust, Inc. (REIT)	98	1,649
Healthcare Services Group, Inc. (Commercial Services)	70	1,252
HEALTHSOUTH Corp.* (Healthcare-Services)	91	1,314
HealthSpring, Inc.* (Healthcare-Services)	70	760
Healthways, Inc.* (Healthcare-Services)	49	659
Heartland Express, Inc. (Transportation)	84	1,236
Heartland Payment Systems, Inc. (Commercial Services)	63	603
HEICO Corp. (Aerospace/Defense)	35	1,269
Heidrick & Struggles International, Inc. (Commercial Services)	49	894
Helen of Troy, Ltd.* (Household Products/Wares)	56	940
Hercules Offshore, Inc.* (Oil & Gas Services)	210	834
Herman Miller, Inc. (Office Furnishings)	77	1,181
Hexcel Corp.* (Aerospace/Defense Equipment)	140	1,334
Highwoods Properties, Inc. (REIT)	84	1,879
HMS Holdings Corp.* (Commercial Services)	35	1,425
Home Federal Bancorp, Inc. (Savings & Loans)	77	785
Home Properties, Inc. (REIT)	56	1,910
Horace Mann Educators Corp. (Insurance)	77	768
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	63	1,348
Horsehead Holding Corp.* (Mining)	77	574
Hot Topic, Inc.* (Retail)	84	614
HSN, Inc.* (Retail)	63	666
Hub Group, Inc.—Class A* (Transportation)	49	1,011
Human Genome Sciences, Inc.* (Biotechnology)	175	501
Huron Consulting Group, Inc.* (Commercial Services)	28	1,294
Iconix Brand Group, Inc.* (Apparel)	91	1,400
ICU Medical, Inc.* (Healthcare-Products)	28	1,152
II-VI, Inc.* (Electronics)	42	931
Immucor, Inc.* (Healthcare-Products)	84	1,156
ImmunoGen, Inc.* (Biotechnology)	105	904
Impax Laboratories, Inc.* (Pharmaceuticals)	77	567
Independent Bank Corp./MA (Banks)	63	1,241
Infinera Corp.* (Telecommunications)	91	831
Infinity Property & Casualty Corp. (Insurance)	42	1,531
Informatica Corp.* (Software)	105	1,805
Information Services Group, Inc.* (Commercial Services)	231	695
Inland Real Estate Corp. (REIT)	203	1,421
Innospec, Inc. (Chemicals)	49	527
Insight Enterprises, Inc.* (Retail)	63	609
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	42	713
Insteel Industries, Inc. (Miscellaneous Manufacturing)	70	577
InterDigital, Inc.* (Telecommunications)	56	1,369
Interface, Inc.—Class A (Office Furnishings)	84	521
Intermec, Inc.* (Machinery-Diversified)	105	1,354
Interval Leisure Group, Inc.* (Leisure Time)	56	522
Intevac, Inc.* (Machinery-Diversified)	77	671
Invacare Corp. (Healthcare-Products)	70	1,235
inVentiv Health, Inc.* (Advertising)	56	758
ION Geophysical Corp.* (Oil & Gas Services)	189	486
IPC Holdings, Ltd. (Insurance)	56	1,531
IPC The Hospitalist Co.* (Healthcare-Services)	21	560
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	112	1,848
J. Crew Group, Inc.* (Retail)	49	1,324
j2 Global Communications, Inc.* (Internet)	70	1,579
Jack Henry & Associates, Inc. (Computers)	112	2,324
Jack in the Box, Inc.* (Retail)	84	1,886
Jackson Hewitt Tax Service, Inc. (Commercial Services)	77	482
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	77	988
James River Coal Co.* (Coal)	49	741
JetBlue Airways Corp.* (Airlines)	301	1,285
Jo-Ann Stores, Inc.* (Retail)	42	868
John Bean Technologies Corp. (Miscellaneous Manufacturing)	49	613
Jones Apparel Group, Inc. (Apparel)	119	1,277
Jos. A. Bank Clothiers, Inc.* (Retail)	28	965
K-Swiss, Inc.—Class A (Apparel)	105	893
Kaiser Aluminum Corp. (Mining)	28	1,005
Kaman Corp. (Aerospace/Defense)	49	818
Kaydon Corp. (Metal Fabricate/Hardware)	42	1,368
KBW, Inc.* (Diversified Financial Services)	35	1,007
Kelly Services, Inc.—Class A (Commercial Services)	91	996
Kenexa Corp.* (Commercial Services)	49	567
Key Energy Services, Inc.* (Oil & Gas Services)	224	1,290
Keynote Systems, Inc.* (Internet)	77	588
Kforce, Inc.* (Commercial Services)	105	868
Kindred Healthcare, Inc.* (Healthcare-Services)	56	693
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	112	1,910
Knight Transportation, Inc. (Transportation)	84	1,390
Knightsbridge Tankers, Ltd. (Transportation)	56	764
Kopin Corp.* (Semiconductors)	147	539
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	35	923
L-1 Identity Solutions, Inc.* (Electronics)	119	921
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	28	842
Laclede Group, Inc. (Gas)	42	1,391
Ladish Co., Inc.* (Metal Fabricate/Hardware)	49	636
Lakeland Financial Corp. (Banks)	42	798
Lancaster Colony Corp. (Miscellaneous Manufacturing)	28	1,234
Lance, Inc. (Food)	56	1,295
Landauer, Inc. (Commercial Services)	21	1,288
LaSalle Hotel Properties (REIT)	84	1,037
Lawson Software, Inc.* (Software)	224	1,250
Lexington Realty Trust (REIT)	189	643
LHC Group, Inc.* (Healthcare-Services)	28	622
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	189	541
Littelfuse, Inc.* (Electrical Components & Equipment)	49	978
Live Nation, Inc.* (Commercial Services)	147	714
Liz Claiborne, Inc. (Apparel)	217	625
Loral Space & Communications, Inc.* (Telecommunications)	14	361
Louisiana-Pacific Corp.* (Forest Products & Paper)	189	646
Lufkin Industries, Inc. (Oil & Gas Services)	28	1,177
Luminex Corp.* (Healthcare-Products)	56	1,038
M&F Worldwide Corp.* (Food)	28	560
Magellan Health Services, Inc.* (Healthcare-Services)	49	1,608
MainSource Financial Group, Inc. (Banks)	84	623
ManTech International Corp.—Class A* (Software)	28	1,205
Marcus Corp. (Lodging)	70	736
MarketAxess Holdings, Inc.* (Diversified Financial Services)	56	534
Martek Biosciences Corp. (Biotechnology)	63	1,332
Masimo Corp.* (Healthcare-Products)	70	1,688
MasTec, Inc.* (Telecommunications)	70	820
Matrix Service Co.* (Oil & Gas Services)	56	643
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	49	1,525
Max Capital Group, Ltd. (Insurance)	63	1,163
MB Financial, Inc. (Banks)	98	999
McGrath Rentcorp (Commercial Services)	42	801

See accompanying notes to the financial statements.
17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

McMoRan Exploration Co.* (Oil & Gas)	133	$793
Meadowbrook Insurance Group, Inc. (Insurance)	133	868
Medarex, Inc.* (Pharmaceuticals)	154	1,286
MedAssets, Inc.* (Software)	56	1,089
Mediacom Communications Corp.—Class A* (Media)	112	572
Medical Properties Trust, Inc. (REIT)	140	850
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	77	1,257
Mentor Graphics Corp.* (Computers)	147	804
MercadoLibre, Inc.* (Commercial Services)	28	753
Meridian Bioscience, Inc. (Healthcare-Products)	49	1,106
Merit Medical Systems, Inc.* (Healthcare-Products)	63	1,027
Meritage Homes Corp.* (Home Builders)	35	660
MF Global, Ltd.* (Diversified Financial Services)	63	374
MFA Financial, Inc. (REIT)	259	1,792
MGE Energy, Inc. (Electric)	56	1,879
MGIC Investment Corp. (Insurance)	119	524
Microsemi Corp.* (Semiconductors)	105	1,449
Mid-America Apartment Communities, Inc. (REIT)	42	1,542
Middlesex Water Co. (Water)	91	1,315
MKS Instruments, Inc.* (Semiconductors)	98	1,293
Mobile Mini, Inc.* (Storage/Warehousing)	77	1,130
ModusLink Global Solutions, Inc.* (Internet)	84	576
Momenta Pharmaceuticals, Inc.* (Biotechnology)	56	674
Monolithic Power Systems, Inc.* (Semiconductors)	49	1,098
Montpelier Re Holdings, Ltd. (Insurance)	35	465
Moog, Inc.—Class A* (Aerospace/Defense)	56	1,445
Move, Inc.* (Internet)	252	544
MPS Group, Inc.* (Commercial Services)	196	1,497
MSC. Software Corp.* (Software)	161	1,072
Mueller Industries, Inc. (Metal Fabricate/Hardware)	56	1,165
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	175	655
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	24	112
NATCO Group, Inc.—Class A* (Oil & Gas Services)	35	1,152
National CineMedia, Inc. (Entertainment)	56	771
National Financial Partners (Diversified Financial Services)	56	410
National Penn Bancshares, Inc. (Banks)	196	904
National Presto Industries, Inc. (Housewares)	14	1,065
National Retail Properties, Inc. (REIT)	105	1,822
Natus Medical, Inc.* (Healthcare-Products)	70	808
Navigant Consulting Co.* (Commercial Services)	84	1,085
NBT Bancorp, Inc. (Banks)	63	1,368
Nektar Therapeutics* (Biotechnology)	126	816
Neogen Corp.* (Pharmaceuticals)	35	1,014
Net 1 UEPS Technologies, Inc.* (Commercial Services)	70	951
Netezza Corp.* (Computers)	84	699
NETGEAR, Inc.* (Telecommunications)	56	807
Netlogic Microsystems, Inc.* (Semiconductors)	28	1,021
Neutral Tandem, Inc.* (Telecommunications)	35	1,033
NewAlliance Bancshares, Inc. (Savings & Loans)	154	1,771
NewMarket Corp. (Chemicals)	14	943
Newpark Resources, Inc.* (Oil & Gas Services)	217	618
Newport Corp.* (Electronics)	140	811
NIC, Inc. (Internet)	112	758
Nicor, Inc. (Gas)	63	2,181
Nordson Corp. (Machinery-Diversified)	42	1,624
Northwest Natural Gas Co. (Gas)	42	1,861
Novatel Wireless, Inc.* (Telecommunications)	63	568
NPS Pharmaceuticals, Inc.* (Biotechnology)	140	652
NTELOS Holdings Corp. (Telecommunications)	49	903
Nu Skin Enterprises, Inc. (Retail)	84	1,285
NuVasive, Inc.* (Healthcare-Products)	42	1,873
Ocwen Financial Corp.* (Diversified Financial Services)	49	636
OfficeMax, Inc. (Retail)	126	791
Old Dominion Freight Line, Inc.* (Transportation)	35	1,175
Old National Bancorp (Banks)	140	1,375
Olin Corp. (Chemicals)	119	1,415
OM Group, Inc.* (Chemicals)	42	1,219
OMEGA Healthcare Investors, Inc. (REIT)	147	2,281
Omnicell, Inc.* (Software)	63	677
Omniture, Inc.* (Commercial Services)	91	1,143
OmniVision Technologies, Inc.* (Semiconductors)	84	873
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	70	1,978
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	35	524
optionsXpress Holdings, Inc. (Diversified Financial Services)	56	870
Orbital Sciences Corp.* (Aerospace/Defense)	98	1,487
Orient-Express Hotels, Ltd.—Class A (Lodging)	84	713
Oriental Financial Group, Inc. (Banks)	49	475
Orion Marine Group, Inc.* (Engineering & Construction)	28	532
Orthofix International N.V.* (Healthcare-Products)	35	875
Orthovita, Inc.* (Healthcare-Products)	119	613
Otter Tail Corp. (Electric)	56	1,223
Owens & Minor, Inc. (Distribution/Wholesale)	49	2,147
Pacific Sunwear of California, Inc.* (Retail)	112	377
PacWest Bancorp (Banks)	49	645
PAETEC Holding Corp.* (Telecommunications)	203	548
Palm, Inc.* (Computers)	84	1,392
Palomar Medical Technologies, Inc.* (Healthcare-Products)	35	513
Papa John’s International, Inc.* (Retail)	42	1,041
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	56	848
Parametric Technology Corp.* (Software)	147	1,718
PAREXEL International Corp.* (Commercial Services)	70	1,007
Park Electrochemical Corp. (Electronics)	56	1,206
Parker Drilling Co.* (Oil & Gas)	224	972
PDL BioPharma, Inc. (Biotechnology)	161	1,272
Pegasystems, Inc. (Software)	28	739
Penn Virginia Corp. (Oil & Gas)	77	1,260
Perot Systems Corp.—Class A* (Computers)	112	1,605
PetMed Express, Inc.* (Pharmaceuticals)	56	842
Petroleum Development* (Oil & Gas)	49	769
PetroQuest Energy, Inc.* (Oil & Gas)	98	362
Pharmasset, Inc.* (Pharmaceuticals)	56	630
PharMerica Corp.* (Pharmaceuticals)	56	1,099
Phase Forward, Inc.* (Software)	70	1,058
PHH Corp.* (Commercial Services)	63	1,145
PHI, Inc.* (Transportation)	28	480
PICO Holdings, Inc.* (Water)	35	1,005
Piedmont Natural Gas Co., Inc. (Gas)	91	2,194
Pinnacle Entertainment, Inc.* (Entertainment)	84	780
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	28	1,223
Plantronics, Inc. (Telecommunications)	70	1,324
Platinum Underwriters Holdings, Ltd. (Insurance)	63	1,801
Plexus Corp.* (Electronics)	63	1,289
PNM Resources, Inc. (Electric)	119	1,274
Polaris Industries, Inc. (Leisure Time)	35	1,124
Polycom, Inc.* (Telecommunications)	98	1,986
PolyOne Corp.* (Chemicals)	238	645
Polypore International, Inc.* (Miscellaneous Manufacturing)	49	545
Portland General Electric Co. (Electric)	98	1,909
Post Properties, Inc. (REIT)	70	941
Potlatch Corp. (Forest Products & Paper)	63	1,530
Powell Industries, Inc.* (Electrical Components & Equipment)	21	778

See accompanying notes to the financial statements.
18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Power Integrations, Inc. (Semiconductors)	42	$999
Powerwave Technologies, Inc.* (Telecommunications)	259	417
Premiere Global Services, Inc.* (Telecommunications)	91	986
PrivateBancorp, Inc. (Banks)	35	778
ProAssurance Corp.* (Insurance)	49	2,264
Progress Software Corp.* (Software)	77	1,630
Prospect Capital Corp. (Investment Companies)	56	515
Prosperity Bancshares, Inc. (Banks)	56	1,670
Provident New York Bancorp (Savings & Loans)	161	1,307
PSS World Medical, Inc.* (Healthcare-Products)	84	1,555
Psychiatric Solutions, Inc.* (Healthcare-Services)	56	1,273
Quanex Building Products Corp. (Building Materials)	77	864
Quantum Corp.* (Computers)	378	314
Quest Software, Inc.* (Software)	98	1,366
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	105	525
Quidel Corp.* (Healthcare-Products)	56	815
Quiksilver, Inc.* (Apparel)	210	389
Rackspace Hosting, Inc.* (Internet)	77	1,067
Radian Group, Inc. (Insurance)	126	343
Raven Industries, Inc. (Miscellaneous Manufacturing)	35	896
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	49	1,002
RC2 Corp.* (Toys/Games/Hobbies)	28	370
RCN Corp.* (Telecommunications)	98	585
Redwood Trust, Inc. (REIT)	91	1,343
Regal-Beloit Corp. (Hand/Machine Tools)	77	3,058
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	70	1,254
Regis Corp. (Retail)	70	1,219
RehabCare Group, Inc.* (Healthcare-Services)	28	670
Renasant Corp. (Banks)	63	946
Rent-A-Center, Inc.* (Commercial Services)	84	1,498
Res-Care, Inc.* (Healthcare-Services)	70	1,001
Resources Connection, Inc.* (Commercial Services)	70	1,202
RF Micro Devices, Inc.* (Telecommunications)	308	1,158
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	49	594
Rimage Corp.* (Computers)	42	698
Riverbed Technology, Inc.* (Computers)	63	1,461
RLI Corp. (Insurance)	42	1,882
Robbins & Myers, Inc. (Machinery-Diversified)	42	809
Rock-Tenn Co.—Class A (Forest Products & Paper)	49	1,870
Rockwood Holdings, Inc.* (Chemicals)	77	1,127
Rofin-Sinar Technologies, Inc.* (Electronics)	49	980
Rollins, Inc. (Commercial Services)	63	1,091
Rosetta Resources, Inc.* (Oil & Gas)	112	980
RTI Biologics, Inc.* (Healthcare-Products)	112	480
RTI International Metals, Inc.* (Mining)	49	866
Ruby Tuesday, Inc.* (Retail)	77	513
Ruddick Corp. (Food)	70	1,640
S.Y. Bancorp, Inc. (Banks)	35	846
S1 Corp.* (Internet)	126	869
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	84	829
Sally Beauty Holdings, Inc.* (Retail)	154	979
Sanderson Farms, Inc. (Food)	28	1,260
Sandy Spring Bancorp, Inc. (Banks)	56	823
Sapient Corp.* (Internet)	140	881
Savient Pharmaceuticals, Inc.* (Biotechnology)	49	679
SAVVIS, Inc.* (Telecommunications)	63	722
ScanSource, Inc.* (Distribution/Wholesale)	49	1,201
SCBT Financial Corp. (Banks)	42	995
School Specialty, Inc.* (Retail)	56	1,132
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	28	762
Seattle Genetics, Inc.* (Biotechnology)	140	1,361
Selective Insurance Group, Inc. (Insurance)	98	1,251
Semtech Corp.* (Semiconductors)	98	1,559
Sensient Technologies Corp. (Chemicals)	77	1,738
Shenandoah Telecommunications Co. (Telecommunications)	42	852
ShoreTel, Inc.* (Telecommunications)	70	560
Shuffle Master, Inc.* (Entertainment)	91	602
Signature Bank* (Banks)	49	1,329
Silicon Graphics International Corp.* (Computers)	161	731
Simmons First National Corp.—Class A (Banks)	35	935
Simpson Manufacturing Co., Inc. (Building Materials)	63	1,362
Sinclair Broadcast Group, Inc.—Class A (Media)	280	543
Skechers U.S.A., Inc.—Class A* (Apparel)	70	684
SkyWest, Inc. (Airlines)	105	1,071
Skyworks Solutions, Inc.* (Semiconductors)	189	1,848
Smart Balance, Inc.* (Food)	112	763
Smith Corp. (Miscellaneous Manufacturing)	42	1,368
Smith Micro Software, Inc.* (Software)	70	687
Solera Holdings, Inc.* (Software)	77	1,956
Solutia, Inc.* (Chemicals)	126	726
Sonic Automotive, Inc. (Retail)	35	356
Sonic Corp.* (Retail)	126	1,264
SONICWALL, Inc.* (Internet)	175	959
SonoSite, Inc.* (Healthcare-Products)	49	983
Sonus Networks, Inc.* (Telecommunications)	343	552
Sotheby’s (Commercial Services)	42	593
Southside Bancshares, Inc. (Banks)	49	1,121
Southwest Gas Corp. (Gas)	84	1,866
Spartan Motors, Inc. (Auto Parts & Equipment)	42	476
Spartech Corp. (Chemicals)	42	386
Spherion Corp.* (Commercial Services)	91	375
SPSS, Inc.* (Software)	42	1,402
SRA International, Inc.—Class A* (Computers)	56	983
Stage Stores, Inc. (Retail)	70	777
Standard Microsystems Corp.* (Semiconductors)	56	1,145
Standard Pacific Corp.* (Home Builders)	196	398
Starent Networks Corp.* (Software)	35	854
Stein Mart, Inc.* (Retail)	42	372
StellarOne Corp. (Banks)	49	635
Stepan Co. (Chemicals)	21	927
STERIS Corp. (Healthcare-Products)	77	2,008
Sterling Bancorp (Banks)	126	1,052
Sterling Bancshares, Inc. (Banks)	154	975
Steven Madden, Ltd.* (Apparel)	35	891
Stewart Enterprises, Inc.—Class A (Commercial Services)	140	675
Stifel Financial Corp.* (Diversified Financial Services)	35	1,683
Stone Energy Corp.* (Oil & Gas)	77	571
Sun Communities, Inc. (REIT)	70	965
Sun Healthcare Group, Inc.* (Healthcare-Services)	105	886
Sunstone Hotel Investors, Inc. (REIT)	133	712
Superior Industries International, Inc. (Auto Parts & Equipment)	63	888
Susquehanna Bancshares, Inc. (Banks)	217	1,061
SVB Financial Group* (Banks)	35	953
Swift Energy Co.* (Oil & Gas)	84	1,399
Sycamore Networks, Inc.* (Telecommunications)	315	986
Sykes Enterprises, Inc.* (Computers)	63	1,140
Symmetry Medical, Inc.* (Healthcare-Products)	84	783
Symyx Technologies, Inc.* (Chemicals)	70	410
Syniverse Holdings, Inc.* (Telecommunications)	77	1,234
SYNNEX Corp.* (Software)	35	875
Take-Two Interactive Software, Inc. (Software)	91	862
Taleo Corp.—Class A* (Software)	49	895
Tanger Factory Outlet Centers, Inc. (REIT)	49	1,589
TD Ameritrade Holding Corp.* (Diversified Financial Services)	30	526
Technitrol, Inc. (Electronics)	70	453

See accompanying notes to the financial statements.
19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Tekelec* (Telecommunications)	98	$1,649
Teledyne Technologies, Inc.* (Aerospace/Defense)	49	1,605
TeleTech Holdings, Inc.* (Commercial Services)	49	742
Tempur-Pedic International, Inc. (Home Furnishings)	84	1,098
Tennant Co. (Machinery-Diversified)	49	901
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	70	742
Terremark Worldwide, Inc.* (Internet)	126	728
Tessera Technologies, Inc.* (Semiconductors)	56	1,416
Tetra Tech, Inc.* (Environmental Control)	70	2,005
TETRA Technologies, Inc.* (Oil & Gas Services)	140	1,114
Texas Capital Bancshares, Inc.* (Banks)	77	1,191
Texas Roadhouse, Inc.—Class A* (Retail)	84	916
The Andersons, Inc. (Agriculture)	28	838
The Buckle, Inc. (Retail)	35	1,112
The Cato Corp.—Class A (Retail)	56	977
The Children’s Place Retail Stores, Inc.* (Retail)	35	925
The Corporate Executive Board Co. (Commercial Services)	56	1,163
The Geo Group, Inc.* (Commercial Services)	70	1,301
The Gymboree Corp.* (Apparel)	35	1,242
The Hain Celestial Group, Inc.* (Food)	70	1,093
The Men’s Wearhouse, Inc. (Retail)	77	1,477
The Pantry, Inc.* (Retail)	35	581
The Pep Boys-Manny, Moe & Jack (Retail)	77	781
The Phoenix Cos., Inc. (Insurance)	175	292
The Ryland Group, Inc. (Home Builders)	56	941
The Timberland Co.—Class A* (Apparel)	84	1,115
The Ultimate Software Group, Inc.* (Software)	42	1,018
The Warnaco Group, Inc.* (Apparel)	56	1,814
The Wet Seal, Inc.—Class A* (Retail)	203	623
Theravance, Inc.* (Pharmaceuticals)	70	1,025
Thoratec Corp.* (Healthcare-Products)	70	1,875
THQ, Inc.* (Software)	105	752
Tibco Software, Inc.* (Internet)	245	1,757
Ticketmaster Entertainment, Inc.* (Commercial Services)	77	494
Titan International, Inc. (Auto Parts & Equipment)	77	575
TiVo, Inc.* (Home Furnishings)	126	1,320
TNS, Inc.* (Commercial Services)	35	656
Tower Group, Inc. (Insurance)	56	1,388
Tractor Supply Co.* (Retail)	42	1,735
TradeStation Group, Inc.* (Diversified Financial Services)	126	1,066
Tredegar Corp. (Miscellaneous Manufacturing)	70	932
TreeHouse Foods, Inc.* (Food)	42	1,208
TriQuint Semiconductor, Inc.* (Semiconductors)	203	1,078
Triumph Group, Inc. (Aerospace/Defense)	28	1,120
True Religion Apparel, Inc.* (Apparel)	42	937
TrueBlue, Inc.* (Commercial Services)	119	1,000
TrustCo Bank Corp. NY (Banks)	196	1,158
Trustmark Corp. (Banks)	77	1,488
TTM Technologies, Inc.* (Electronics)	105	836
Tupperware Corp. (Household Products/Wares)	70	1,821
Tutor Perini Corp.* (Engineering & Construction)	35	608
Tyler Technologies, Inc.* (Computers)	77	1,203
UAL Corp.* (Airlines)	210	670
UIL Holdings Corp. (Electric)	63	1,414
UMB Financial Corp. (Banks)	49	1,862
Umpqua Holdings Corp. (Banks)	98	760
Union Bankshares Corp. (Banks)	35	524
Unisource Energy Corp. (Electric)	56	1,486
Unisys Corp.* (Computers)	469	708
United Fire & Casualty Co. (Insurance)	56	960
United Natural Foods, Inc.* (Food)	56	1,470
United Online, Inc. (Internet)	147	957
United Rentals, Inc.* (Commercial Services)	126	818
United Stationers, Inc.* (Distribution/Wholesale)	35	1,221
Universal Forest Products, Inc. (Building Materials)	35	1,158
Universal Health Realty Income Trust (REIT)	49	1,544
US Airways Group, Inc.* (Airlines)	259	629
USEC, Inc.* (Mining)	161	857
VAALCO Energy, Inc.* (Oil & Gas)	161	681
Valassis Communications, Inc.* (Commercial Services)	70	428
ValueClick, Inc.* (Internet)	126	1,326
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	28	330
Varian, Inc.* (Electronics)	42	1,656
Veeco Instruments, Inc.* (Semiconductors)	63	730
VeriFone Holdings, Inc.* (Software)	105	789
ViaSat, Inc.* (Telecommunications)	42	1,077
Vignette Corp.* (Internet)	49	644
ViroPharma, Inc.* (Pharmaceuticals)	119	706
VistaPrint, Ltd.* (Commercial Services)	42	1,791
VIVUS, Inc.* (Healthcare-Products)	119	724
Vocus, Inc.* (Internet)	35	692
Volcano Corp.* (Healthcare-Products)	70	979
W&T Offshore, Inc. (Oil & Gas)	98	955
W.R. Grace & Co.* (Chemicals)	91	1,126
Walter Investment Management Corp.* (REIT)	21	279
Washington REIT (REIT)	77	1,722
Washington Trust Bancorp, Inc. (Banks)	49	874
Watsco, Inc. (Distribution/Wholesale)	21	1,028
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	49	1,839
Watts Water Technologies, Inc.—Class A (Electronics)	56	1,206
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	119	800
WD-40 Co. (Household Products/Wares)	42	1,218
Websense, Inc.* (Internet)	70	1,249
Webster Financial Corp. (Banks)	105	845
WellCare Health Plans, Inc.* (Healthcare-Services)	49	906
Werner Enterprises, Inc. (Transportation)	70	1,268
WesBanco, Inc. (Banks)	63	916
West Pharmaceutical Services, Inc. (Healthcare-Products)	56	1,952
Westamerica Bancorp (Banks)	35	1,736
Westfield Financial, Inc. (Banks)	133	1,205
Weyco Group, Inc. (Apparel)	28	647
WGL Holdings, Inc. (Gas)	70	2,241
Willbros Group, Inc.* (Oil & Gas Services)	77	963
Winn-Dixie Stores, Inc.* (Food)	84	1,053
Wintrust Financial Corp. (Banks)	49	788
Wolverine World Wide, Inc. (Apparel)	84	1,853
Woodward Governor Co. (Electronics)	77	1,525
World Acceptance Corp.* (Diversified Financial Services)	28	557
World Fuel Services Corp. (Retail)	42	1,732
World Wrestling Entertainment, Inc. (Entertainment)	77	967
Worthington Industries, Inc. (Metal Fabricate/Hardware)	91	1,164
Wright Express Corp.* (Commercial Services)	56	1,426
Wright Medical Group, Inc.* (Healthcare-Products)	70	1,138
XenoPort, Inc.* (Pharmaceuticals)	49	1,135
Zenith National Insurance Corp. (Insurance)	70	1,522
Zep, Inc. (Chemicals)	42	506
Zoll Medical Corp.* (Healthcare-Products)	49	948
Zoran Corp.* (Semiconductors)	84	916

TOTAL COMMON STOCKS
(Cost $705,806)		814,180

See accompanying notes to the financial statements.
20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Repurchase Agreements (74.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $923,000 (Collateralized by $918,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $941,515)	$923,000	$923,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $268,000 (Collateralized by $280,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $282,042)	268,000	268,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,313,000 (Collateralized by $1,251,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,340,535)	1,313,000	1,313,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $13,000 (Collateralized by $14,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $14,122)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,517,000)		2,517,000

TOTAL INVESTMENT SECURITIES
(Cost $3,222,806)—98.6%		3,331,180
Net other assets (liabilities)—1.4%		47,630

NET ASSETS—100.0%		$3,378,810

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $250,000.

Futures Contracts Purchased
		Unrealized Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,012,000)	20	$10,791

Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,579,020	$(7,144)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.1%
Agriculture	NM
Airlines	0.1%
Apparel	0.6%
Auto Manufacturers	NM
Auto Parts & Equipment	NM
Banks	1.5%
Biotechnology	0.5%
Building Materials	0.2%
Chemicals	0.5%
Coal	NM
Commercial Services	1.9%
Computers	0.7%
Cosmetics/Personal Care	NM
Distribution/Wholesale	0.2%
Diversified Financial Services	0.3%
Electric	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.9%
Energy-Alternate Sources	NM
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	0.5%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.3%
Healthcare-Products	1.0%
Healthcare-Services	0.4%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	NM
Insurance	1.1%
Internet	0.8%
Investment Companies	0.1%
Leisure Time	NM
Lodging	NM
Machinery-Construction & Mining	NM
Machinery-Diversified	0.2%
Media	NM
Metal Fabricate/Hardware	0.1%
Mining	NM
Miscellaneous Manufacturing	0.7%
Office Furnishings	NM
Oil & Gas	0.6%
Oil & Gas Services	0.3%
Packaging & Containers	NM
Pharmaceuticals	0.7%
REIT	1.9%
Real Estate	NM
Retail	1.1%
Savings & Loans	0.2%
Semiconductors	0.6%
Software	1.2%
Storage/Warehousing	NM
Telecommunications	1.0%
Toys/Games/Hobbies	NM
Transportation	0.6%
Trucking & Leasing	NM
Water	0.2%
Other**	75.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
21

PROFUNDS VP
ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$3,222,806

Securities, at value	814,180
Repurchase agreements, at value	2,517,000

Total Investment Securities, at value	3,331,180
Cash	1,204
Segregated cash balances with brokers for futures contracts	81,000
Dividends and interest receivable	926
Receivable for capital shares issued	3,822
Receivable for investments sold	2,037
Prepaid expenses	66

Total Assets	3,420,235

Liabilities:
Payable for capital shares redeemed	21,083
Unrealized loss on swap agreements	7,144
Variation margin on futures contracts	5,000
Advisory fees payable	688
Management services fees payable	92
Administration fees payable	124
Administrative services fees payable	2,442
Distribution fees payable	2,386
Transfer agency fees payable	197
Fund accounting fees payable	249
Compliance services fees payable	82
Other accrued expenses	1,938

Total Liabilities	41,425

Net Assets	$3,378,810

Net Assets consist of:
Capital	$2,588,439
Accumulated net investment income (loss)	(22,717)
Accumulated net realized gains (losses) on investments	701,067
Net unrealized appreciation (depreciation) on investments	112,021

Net Assets	$3,378,810

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	187,638

Net Asset Value (offering and redemption price per share)	$18.01

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$9,757
Interest	1,588

Total Investment Income	11,345

Expenses:
Advisory fees	14,261
Management services fees	1,901
Administration fees	848
Transfer agency fees	1,287
Administrative services fees	4,428
Distribution fees	4,754
Custody fees	4,494
Fund accounting fees	3,997
Trustee fees	30
Compliance services fees	29
Other fees	3,741

Total Gross Expenses before reductions	39,770
Less Expenses reduced by the Advisor	(5,708)

Total Net Expenses	34,062

Net Investment Income (Loss)	(22,717)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	289,545
Net realized gains (losses) on futures contracts	(248,993)
Net realized gains (losses) on swap agreements	519,033
Change in net unrealized appreciation/depreciation on investments	(223,417)

Net Realized and Unrealized Gains (Losses) on Investments	336,168

Change in Net Assets Resulting from Operations	$313,451

See accompanying notes to the financial statements.
22

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(22,717)	$(147,324)
Net realized gains (losses) on investments	559,585	946,642
Change in net unrealized appreciation/depreciation on investments	(223,417)	(5,740,525)

Change in net assets resulting from operations	313,451	(4,941,207)

Distributions to Shareholders From:
Net investment income	—	(145,273)
Net realized gains on investments	—	(5,293,282)

Change in net assets resulting from distributions	—	(5,438,555)

Capital Transactions:
Proceeds from shares issued	92,654,771	57,258,918
Dividends reinvested	—	5,438,555
Value of shares redeemed	(92,404,155)	(118,028,326)

Change in net assets resulting from capital transactions	250,616	(55,330,853)

Change in net assets	564,067	(65,710,615)
Net Assets:
Beginning of period	2,814,743	68,525,358

End of period	$3,378,810	$2,814,743

Accumulated net investment income (loss)	$(22,717)	$—

Share Transactions:
Issued	5,574,216	2,612,478
Reinvested	—	209,578
Redeemed	(5,545,173)	(4,894,957)

Change in shares	29,043	(2,072,901)

See accompanying notes to the financial statements.
23

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$17.75		$30.71	$37.24	$32.95	$35.93	$31.62

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.10)	0.06	0.17	— (b)	(0.14)
Net realized and unrealized gains (losses) on investments	0.36		(9.82)	(0.82)	4.65	1.04	5.37

Total income (loss) from investment activities	0.26		(9.92)	(0.76)	4.82	1.04	5.23

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.28)	—	—	—
Net realized gains on investments	—		(2.96)	(5.49)	(0.53)	(4.02)	(0.92)

Total distributions	—		(3.04)	(5.77)	(0.53)	(4.02)	(0.92)

Net Asset Value, End of Period	$18.01		$17.75	$30.71	$37.24	$32.95	$35.93

Total Return	1.46	%(c)	(35.44)%	(2.21)%	14.75%	2.81%	16.74%
Ratios to Average Net Assets:
Gross expenses(d)	2.09%		1.65%	1.61%	1.59%	1.60%	1.61%
Net expenses(d)	1.79%		1.62%	1.56%	1.55%	1.60%	1.61%
Net investment income (loss)(d)	(1.19)%		(0.37)%	0.15%	0.47%	(0.01)%	(0.44)%
Supplemental Data:
Net assets, end of period (000’s)	$3,379		$2,815	$68,525	$119,948	$117,108	$147,828
Portfolio turnover rate(e)	487	%(c)	69%	40%	53%	67%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
24

PROFUNDS VP
ProFund VP Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Consumer Non-Cyclical	20%
Industrial	18%
Technology	16%
Consumer Cyclical	12%
Energy	12%
Financial	10%
Communications	9%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (21.5%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$40,000	$40,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $40,000)		40,000

Repurchase Agreements (84.4%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $40,000 (Collateralized by $39,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $40,895)	40,000	40,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $37,000 (Collateralized by $41,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $41,685)	37,000	37,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $40,000 (Collateralized by $39,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $41,791)	40,000	40,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $40,000 (Collateralized by $42,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $42,164)	40,000	40,000

TOTAL REPURCHASE AGREEMENTS
(Cost $157,000)		157,000

TOTAL INVESTMENT SECURITIES
(Cost $197,000)—105.9%		197,000
Net other assets (liabilities)—(5.9)%		(10,995)

NET ASSETS—100.0%		$186,005

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $38,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$186,430	$(1,850)

See accompanying notes to the financial statements.
25

PROFUNDS VP
ProFund VP Dow 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$197,000

Securities, at value	40,000
Repurchase agreements, at value	157,000

Total Investment Securities, at value	197,000
Cash	384
Prepaid expenses	5

Total Assets	197,389

Liabilities:
Payable for capital shares redeemed	6,403
Unrealized loss on swap agreements	1,850
Advisory fees payable	250
Management services fees payable	33
Administration fees payable	27
Administrative services fees payable	38
Distribution fees payable	237
Transfer agency fees payable	42
Fund accounting fees payable	54
Compliance services fees payable	23
Other accrued expenses	2,427

Total Liabilities	11,384

Net Assets	$186,005

Net Assets consist of:
Capital	$1,639,973
Accumulated net investment income (loss)	7,488
Accumulated net realized gains (losses) on investments	(1,459,606)
Net unrealized appreciation (depreciation) on investments	(1,850)

Net Assets	$186,005

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,812

Net Asset Value (offering and redemption price per share)	$21.11

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$351

Expenses:
Advisory fees	2,064
Management services fees	275
Administration fees	136
Transfer agency fees	210
Administrative services fees	75
Distribution fees	688
Custody fees	3,504
Fund accounting fees	274
Trustee fees	4
Compliance services fees	8
Other fees	515

Total Gross Expenses before reductions	7,753
Less Expenses reduced by the Advisor	(2,150)

Total Net Expenses	5,603

Net Investment Income (Loss)	(5,252)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(60,551)
Net realized gains (losses) on swap agreements	(238,000)
Change in net unrealized appreciation/depreciation on investments	(7,862)

Net Realized and Unrealized Gains (Losses) on Investments	(306,413)

Change in Net Assets Resulting from Operations	$(311,665)

See accompanying notes to the financial statements.
26

PROFUNDS VP
ProFund VP Dow 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009 (unaudited)	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(5,252)	$12,740
Net realized gains (losses) on investments	(298,551)	(1,593,411)
Change in net unrealized appreciation/depreciation on investments	(7,862)	10,104

Change in net assets resulting from operations	(311,665)	(1,570,567)

Distributions to Shareholders From:
Net investment income	—	(187,688)
Net realized gains on investments	—	(308,529)

Change in net assets resulting from distributions	—	(496,217)

Capital Transactions:
Proceeds from shares issued	44,049,893	348,101,082
Dividends reinvested	—	17,856
Value of shares redeemed	(43,755,324)	(346,364,042)

Change in net assets resulting from capital transactions	294,569	1,754,896

Change in net assets	(17,096)	(311,888)
Net Assets:
Beginning of period	203,101	514,989

End of period	$186,005	$203,101

Accumulated net investment income (loss)	$7,488	$12,740

Share Transactions:
Issued	2,162,967	11,261,353
Reinvested	—	604
Redeemed	(2,163,293)	(11,266,161)

Change in shares	(326)	(4,204)

See accompanying notes to the financial statements.
27

PROFUNDS VP
ProFund VP Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2006 through
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$22.23		$38.60	$34.26	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.19)		0.17	1.20	0.67
Net realized and unrealized gains (losses) on investments	(0.93)		(13.63)	3.23	3.59

Total income (loss) from investment activities	(1.12)		(13.46)	4.43	4.26

Distributions to Shareholders From:
Net investment income	—		(1.10)	(0.09)	—
Net realized gains on investments	—		(1.81)	—	—

Total distributions	—		(2.91)	(0.09)	—

Net Asset Value, End of Period	$21.11		$22.23	$38.60	$34.26

Total Return	(4.39	)%(c)	(36.73)%	12.94%	14.20	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.81%		1.57%	1.39%	1.69%
Net expenses(d)	1.65	%(e)	1.55%	1.34%	1.63%
Net investment income (loss)(d)	(1.91)%		0.55%	3.27%	3.09%
Supplemental Data:
Net assets, end of period (000’s)	$186		$203	$515	$6,032
Portfolio turnover rate(f)	—	(g)	7,356%	40,865%	6,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The net expense ratio presented reflects the average of the daily net expense ratios during the period, which considers the timing of each day’s actual net expense accrual relative to that day’s net assets.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that did not include the purchase of equity securities.

See accompanying notes to the financial statements.
28

PROFUNDS VP
ProFund VP NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	75%
Swap agreements	25%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	10.0%
Qualcomm, Inc.	5.1%
Microsoft Corp.	4.1%
Google, Inc.—Class A	3.5%
Oracle Corp.	2.5%

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	27%
Consumer Non-Cyclical	19%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	June 30, 2009
(unaudited)

Common Stocks (74.6%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	27,744	$350,407
Adobe Systems, Inc.* (Software)	12,384	350,467
Akamai Technologies, Inc.* (Internet)	3,936	75,492
Altera Corp. (Semiconductors)	9,984	162,540
Amazon.com, Inc.* (Internet)	6,816	570,227
Amgen, Inc.* (Biotechnology)	11,424	604,787
Apollo Group, Inc.—Class A* (Commercial Services)	3,936	279,928
Apple Computer, Inc.* (Computers)	30,144	4,293,410
Applied Materials, Inc. (Semiconductors)	16,608	182,190
Autodesk, Inc.* (Software)	5,664	107,503
Automatic Data Processing, Inc. (Software)	8,544	302,799
Baidu, Inc.ADR* (Internet)	576	173,428
Bed Bath & Beyond, Inc.* (Retail)	8,448	259,776
Biogen Idec, Inc.* (Biotechnology)	7,584	342,418
Broadcom Corp.—Class A* (Semiconductors)	9,408	233,224
C.H. Robinson Worldwide, Inc. (Transportation)	4,032	210,269
CA, Inc. (Software)	12,000	209,160
Celgene Corp.* (Biotechnology)	11,040	528,154
Cephalon, Inc.* (Pharmaceuticals)	1,728	97,891
Check Point Software Technologies, Ltd.* (Internet)	4,992	117,162
Cintas Corp. (Textiles)	4,416	100,861
Cisco Systems, Inc.* (Telecommunications)	49,920	930,509
Citrix Systems, Inc.* (Software)	5,184	165,318
Cognizant Technology Solutions Corp.* (Computers)	6,816	181,987
Comcast Corp.—Special Class A (Media)	34,944	506,339
Costco Wholesale Corp. (Retail)	5,472	250,070
Dell, Inc.* (Computers)	17,376	238,572
DENTSPLY International, Inc. (Healthcare-Products)	3,360	102,547
DIRECTV Group, Inc.* (Media)	17,760	438,850
DISH Network Corp.—Class A* (Media)	5,184	84,033
eBay, Inc.* (Internet)	23,232	397,964
Electronic Arts, Inc.* (Software)	7,872	170,980
Expedia, Inc.* (Internet)	6,816	102,990
Expeditors International of Washington, Inc. (Transportation)	4,992	166,433
Express Scripts, Inc.* (Pharmaceuticals)	5,280	363,000
Fastenal Co. (Distribution/Wholesale)	3,360	111,451
First Solar, Inc.* (Energy-Alternate Sources)	1,728	280,143
Fiserv, Inc.* (Software)	4,704	214,973
Flextronics International, Ltd.* (Electronics)	21,216	87,198
FLIR Systems, Inc.* (Electronics)	3,744	84,465
Foster Wheeler AG* (Engineering & Construction)	3,168	75,240
Garmin, Ltd. (Electronics)	4,416	105,189
Genzyme Corp.* (Biotechnology)	8,160	454,267
Gilead Sciences, Inc.* (Pharmaceuticals)	21,600	1,011,744
Google, Inc.—Class A* (Internet)	3,552	1,497,488
Hansen Natural Corp.* (Beverages)	2,112	65,092
Henry Schein, Inc.* (Healthcare-Products)	2,112	101,270
Hologic, Inc.* (Healthcare-Products)	6,528	92,893
IAC/InterActiveCorp* (Internet)	3,744	60,091
Illumina, Inc.* (Biotechnology)	2,880	112,147
Infosys Technologies, Ltd.ADR (Software)	2,688	98,865
Intel Corp. (Semiconductors)	47,328	783,278
Intuit, Inc.* (Software)	9,792	275,743
Intuitive Surgical, Inc.* (Healthcare-Products)	864	141,402
J.B. Hunt Transport Services, Inc. (Transportation)	2,976	90,857
Joy Global, Inc. (Machinery-Construction & Mining)	2,400	85,728
Juniper Networks, Inc.* (Telecommunications)	8,256	194,842
KLA -Tencor Corp. (Semiconductors)	4,896	123,624
Lam Research Corp.* (Semiconductors)	3,072	79,872
Liberty Global, Inc.—Class A* (Media)	3,456	54,916
Liberty Media Holding Corp.—Interactive Series A* (Internet)	13,152	65,892
Life Technologies Corp.* (Biotechnology)	4,224	176,225
Linear Technology Corp. (Semiconductors)	7,104	165,878
Logitech International S.A.ADR* (Computers)	4,128	57,792
Macrovision Solutions Corp.* (Entertainment)	108	2,355
Marvell Technology Group, Ltd.* (Semiconductors)	14,304	166,499
Maxim Integrated Products, Inc. (Semiconductors)	7,200	112,968
Microchip Technology, Inc. (Semiconductors)	3,648	82,262
Microsoft Corp. (Software)	74,112	1,761,642
Millicom International Cellular S.A.* (Telecommunications)	2,496	140,425
NetApp, Inc.* (Computers)	8,352	164,701
News Corp.—Class A (Media)	34,368	313,092
NII Holdings, Inc.—Class B* (Telecommunications)	3,840	73,229
NVIDIA Corp.* (Semiconductors)	12,960	146,318
O’Reilly Automotive, Inc.* (Retail)	3,264	124,293
Oracle Corp. (Software)	50,304	1,077,512
PACCAR, Inc. (Auto Manufacturers)	9,792	318,338
Patterson Cos., Inc.* (Healthcare-Products)	2,784	60,413
Paychex, Inc. (Commercial Services)	8,256	208,051
Pharmaceutical Product Development, Inc. (Commercial Services)	2,688	62,415
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Qualcomm, Inc. (Telecommunications)	48,288	$2,182,618
Research In Motion, Ltd.* (Computers)	13,728	975,374
Ross Stores, Inc. (Retail)	3,072	118,579
Ryanair Holdings PLCADR* (Airlines)	2,784	79,038
Seagate Technology (Computers)	11,808	123,512
Sears Holdings Corp.* (Retail)	2,976	197,964
Sigma-Aldrich Corp. (Chemicals)	2,784	137,975
Staples, Inc. (Retail)	11,616	234,295
Starbucks Corp.* (Retail)	24,768	344,028
Steel Dynamics, Inc. (Iron/Steel)	4,512	66,462
Stericycle, Inc.* (Environmental Control)	2,112	108,831
Sun Microsystems, Inc.* (Computers)	7,872	72,580
Symantec Corp.* (Internet)	20,736	322,652
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	17,376	857,332
Urban Outfitters, Inc.* (Retail)	3,936	82,144
VeriSign, Inc.* (Internet)	4,320	79,834
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,320	153,965
Warner Chilcott, Ltd.* (Pharmaceuticals)	6,048	79,531
Wynn Resorts, Ltd.* (Lodging)	3,168	111,830
Xilinx, Inc. (Semiconductors)	8,736	178,739
Yahoo!, Inc.* (Internet)	16,224	254,068

TOTAL COMMON STOCKS
(Cost $19,906,564)		31,976,114

Repurchase Agreements (22.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $3,459,000 (Collateralized by $3,442,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $3,528,375)	$3,459,000	3,459,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,007,001 (Collateralized by $1,025,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $1,032,475)	1,007,000	1,007,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,914,001 (Collateralized by $4,679,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $5,013,880)	4,914,000	4,914,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $49,000 (Collateralized by $52,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $52,203)	49,000	49,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,429,000)		9,429,000

TOTAL INVESTMENT SECURITIES
(Cost $29,335,564)—96.6%		41,405,114
Net other assets (liabilities)—3.4%		1,468,424

NET ASSETS—100.0%		$42,873,538

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $1,600,000.

ADR	American Depositary Receipt

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$5,377,749	$(24,058)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	5,574,913	(17,291)

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Airlines	0.2%
Auto Manufacturers	0.7%
Beverages	0.2%
Biotechnology	5.6%
Chemicals	0.3%
Commercial Services	1.3%
Computers	14.3%
Distribution/Wholesale	0.3%
Electronics	0.6%
Energy-Alternate Sources	0.7%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.3%
Healthcare-Products	1.0%
Internet	8.7%
Iron/Steel	0.2%
Lodging	0.3%
Machinery-Construction & Mining	0.2%
Media	3.2%
Pharmaceuticals	5.6%
Retail	3.8%
Semiconductors	5.6%
Software	11.7%
Telecommunications	8.3%
Textiles	0.2%
Transportation	1.1%
Other**	25.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP NASDAQ-100
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$29,335,564

Securities, at value	31,976,114
Repurchase agreements, at value	9,429,000

Total Investment Securities, at value	41,405,114
Cash	926
Dividends and interest receivable	4,291
Receivable for capital shares issued	1,678,829
Prepaid expenses	265

Total Assets	43,089,425

Liabilities:
Payable for capital shares redeemed	106,478
Unrealized loss on swap agreements	41,349
Advisory fees payable	20,226
Management services fees payable	2,697
Administration fees payable	1,265
Administrative services fees payable	13,049
Distribution fees payable	10,495
Trustee fees payable	2
Transfer agency fees payable	2,013
Fund accounting fees payable	2,544
Compliance services fees payable	860
Other accrued expenses	14,909

Total Liabilities	215,887

Net Assets	$42,873,538

Net Assets consist of:
Capital	$62,777,731
Accumulated net investment income (loss)	(185,403)
Accumulated net realized gains (losses) on investments	(31,746,991)
Net unrealized appreciation (depreciation) on investments	12,028,201

Net Assets	$42,873,538

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,294,933

Net Asset Value (offering and redemption price per share)	$13.01

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$87,930
Interest	5,099

Total Investment Income	93,029

Expenses:
Advisory fees	126,609
Management services fees	16,881
Administration fees	6,534
Transfer agency fees	10,123
Administrative services fees	56,451
Distribution fees	42,203
Custody fees	4,174
Fund accounting fees	13,511
Trustee fees	220
Compliance services fees	334
Other fees	24,958

Total Gross Expenses before reductions	301,998
Less Expenses reduced by the Advisor	(23,566)

Total Net Expenses	278,432

Net Investment Income (Loss)	(185,403)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,896,043
Net realized gains (losses) on futures contracts	12,368
Net realized gains (losses) on swap agreements	2,703,938
Change in net unrealized appreciation/depreciation on investments	4,172,945

Net Realized and Unrealized Gains (Losses) on Investments	8,785,294

Change in Net Assets Resulting from Operations	$8,599,891

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(185,403)	$(503,078)
Net realized gains (losses) on investments	4,612,349	669,075
Change in net unrealized appreciation/depreciation on investments	4,172,945	(25,584,760)

Change in net assets resulting from operations	8,599,891	(25,418,763)

Capital Transactions:
Proceeds from shares issued	111,308,119	278,242,532
Value of shares redeemed	(99,357,419)	(340,447,825)

Change in net assets resulting from capital transactions	11,950,700	(62,205,293)

Change in net assets	20,550,591	(87,624,056)
Net Assets:
Beginning of period	22,322,947	109,947,003

End of period	$42,873,538	$22,322,947

Accumulated net investment income (loss)	$(185,403)	$—

Share Transactions:
Issued	9,984,025	18,750,018
Redeemed	(8,772,732)	(22,570,041)

Change in shares	1,211,293	(3,820,023)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$10.71		$18.62	$15.83	$15.01	$16.45	$15.79

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.16)	(0.12)	(0.16)	(0.18)	(0.12)
Net realized and unrealized gains (losses) on investments	2.36		(7.75)	2.91	0.98	0.18	1.42

Total income (loss) from investment activities	2.30		(7.91)	2.79	0.82	—	1.30

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	(1.44)	(0.64)

Net Asset Value, End of Period	$13.01		$10.71	$18.62	$15.83	$15.01	$16.45

Total Return	21.48	%(b)	(42.48)%	17.62%	5.46%	0.18%	8.53%
Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.76%	1.69%	1.73%	1.84%	1.87%
Net expenses(c)	1.65%		1.63%	1.63%	1.70%	1.84%	1.87%
Net investment income (loss)(c)	(1.10)%		(1.02)%	(0.68)%	(1.05)%	(1.21)%	(0.75)%
Supplemental Data:
Net assets, end of period (000’s)	$42,874		$22,323	$109,947	$73,789	$90,330	$157,144
Portfolio turnover rate(d)	189	%(b)	470%	336%	258%	387%	540%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	3.9%
J.P. Morgan Chase & Co.	3.6%
General Electric Co.	3.3%
Wells Fargo & Co.	3.0%
Bank of America Corp.	2.9%

S&P 500/Citigroup Value Index - Composition
% of Index

Consumer Non-Cyclical	24%
Financial	23%
Communications	12%
Industrial	12%
Consumer Cyclical	8%
Utilities	8%
Technology	6%
Basic Materials	4%
Energy	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Common Stocks (100.7%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	5,221	$245,596
Advanced Micro Devices, Inc.* (Semiconductors)	2,497	9,663
Aetna, Inc. (Healthcare-Services)	1,589	39,804
Affiliated Computer Services, Inc.—Class A* Computers)	227	10,083
AFLAC, Inc. (Insurance)	1,362	42,345
Air Products & Chemicals, Inc. (Chemicals)	1,362	87,972
AK Steel Holding Corp. (Iron/Steel)	681	13,068
Alcoa, Inc. (Mining)	6,810	70,347
Allegheny Energy, Inc. (Electric)	1,135	29,113
Allegheny Technologies, Inc. (Iron/Steel)	227	7,929
Allergan, Inc. (Pharmaceuticals)	1,135	54,003
Allstate Corp. (Insurance)	3,632	88,621
Altria Group, Inc. (Agriculture)	14,301	234,393
Ameren Corp. (Electric)	1,362	33,900
American Electric Power, Inc. (Electric)	3,178	91,812
American Express Co. (Diversified Financial Services)	2,724	63,306
American International Group, Inc. (Insurance)	18,614	21,592
American Tower Corp.* (Telecommunications)	2,043	64,416
Ameriprise Financial, Inc. (Diversified Financial Services)	1,816	44,074
AmerisourceBergen Corp. (Pharmaceuticals)	2,043	36,243
Analog Devices, Inc. (Semiconductors)	2,043	50,626
AON Corp. (Insurance)	1,135	42,982
Apartment Investment and Management Co.—Class A (REIT)	908	8,036
Applied Materials, Inc. (Semiconductors)	2,497	27,392
Archer-Daniels-Midland Co. (Agriculture)	4,313	115,459
Assurant, Inc. (Insurance)	908	21,874
AT&T, Inc. (Telecommunications)	40,633	1,009,324
Automatic Data Processing, Inc. (Software)	1,589	56,314
AutoNation, Inc.* (Retail)	681	11,815
Avalonbay Communities, Inc. (REIT)	454	25,397
Avery Dennison Corp. (Household Products/Wares)	681	17,488
Bank of America Corp. (Banks)	55,615	734,118
Bank of New York Mellon Corp. (Banks)	8,172	239,521
Bard (C.R.), Inc. (Healthcare-Products)	227	16,900
Baxter International, Inc. (Healthcare-Products)	1,816	96,175
BB&T Corp. (Banks)	4,540	99,789
Becton, Dickinson & Co. (Healthcare-Products)	681	48,562
Bemis Co., Inc. (Packaging & Containers)	681	17,161
Best Buy Co., Inc. (Retail)	908	30,409
Big Lots, Inc.* (Retail)	227	4,774
Boeing Co. (Aerospace/Defense)	2,497	106,122
Boston Properties, Inc. (REIT)	908	43,312
Boston Scientific Corp.* (Healthcare-Products)	6,583	66,752
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,620	276,622
Broadcom Corp.—Class A* (Semiconductors)	1,589	39,391
Brown-Forman Corp. (Beverages)	227	9,756
Burlington Northern Santa Fe Corp. (Transportation)	908	66,774
CA, Inc. (Software)	1,135	19,783
Capital One Financial Corp. (Diversified Financial Services)	3,178	69,535
Cardinal Health, Inc. (Pharmaceuticals)	2,497	76,283
Carnival Corp.—Class A (Leisure Time)	2,951	76,047
CBS Corp.—Class B (Media)	4,767	32,988
CenterPoint Energy, Inc. (Electric)	2,497	27,667
Centex Corp. (Home Builders)	454	3,841
CenturyTel, Inc. (Telecommunications)	681	20,907
Cephalon, Inc.* (Pharmaceuticals)	227	12,860
CF Industries Holdings, Inc. (Chemicals)	227	16,830
Chubb Corp. (Insurance)	1,135	45,264
Ciena Corp.* (Telecommunications)	681	7,048
CIGNA Corp. (Insurance)	1,816	43,747
Cincinnati Financial Corp. (Insurance)	1,135	25,367
Cintas Corp. (Textiles)	454	10,369
CIT Group, Inc. (Diversified Financial Services)	2,724	5,857
Citigroup, Inc. (Diversified Financial Services)	37,909	112,590
Citrix Systems, Inc.* (Software)	454	14,478
Clorox Co. (Household Products/Wares)	908	50,694
CMS Energy Corp. (Electric)	1,589	19,195
Coca-Cola Co. (Beverages)	4,086	196,087
Coca-Cola Enterprises, Inc. (Beverages)	2,270	37,796
Comcast Corp.—Special Class A (Media)	11,804	171,040
Comerica, Inc. (Banks)	1,135	24,005
Computer Sciences Corp.* (Computers)	1,135	50,280
ConAgra Foods, Inc. (Food)	3,178	60,573
ConocoPhillips (Oil & Gas)	3,632	152,762
Consolidated Edison, Inc. (Electric)	1,816	67,955
Constellation Brands, Inc.* (Beverages)	681	8,635
Constellation Energy Group, Inc. (Electric)	1,362	36,202

See accompanying notes to the financial statements.
34

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Convergys Corp.* (Commercial Services)	908	$8,426
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,135	35,242
Corning, Inc. (Telecommunications)	10,669	171,344
Costco Wholesale Corp. (Retail)	1,589	72,617
Coventry Health Care, Inc.* (Healthcare-Services)	454	8,494
CSX Corp. (Transportation)	2,724	94,332
Cummins, Inc. (Machinery-Diversified)	454	15,985
CVS Corp. (Retail)	4,767	151,924
D.R. Horton, Inc. (Home Builders)	1,362	12,748
Darden Restaurants, Inc. (Retail)	908	29,946
Dean Foods Co.* (Food)	454	8,712
Deere & Co. (Machinery-Diversified)	1,135	45,343
DENTSPLY International, Inc. (Healthcare-Products)	454	13,856
DeVry, Inc. (Commercial Services)	227	11,359
Diamond Offshore Drilling, Inc. (Oil & Gas)	227	18,852
DIRECTV Group, Inc.* (Media)	2,043	50,483
Discover Financial Services (Diversified Financial Services)	1,362	13,988
Dominion Resources, Inc. (Electric)	4,086	136,554
Dover Corp. (Miscellaneous Manufacturing)	1,362	45,069
Dr. Pepper Snapple Group, Inc.* (Beverages)	681	14,430
DTE Energy Co. (Electric)	1,135	36,320
Duke Energy Corp. (Electric)	8,853	129,165
Dynegy, Inc.—Class A* (Electric)	3,405	7,729
E* TRADE Financial Corp.* (Diversified Financial Services)	3,632	4,649
E.I. du Pont de Nemours & Co. (Chemicals)	6,129	157,025
Eastman Chemical Co. (Chemicals)	454	17,207
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,816	5,375
Eaton Corp. (Miscellaneous Manufacturing)	1,135	50,632
Edison International (Electric)	2,270	71,414
El Paso Corp. (Pipelines)	4,767	43,999
Electronic Arts, Inc.* (Software)	1,362	29,583
Eli Lilly & Co. (Pharmaceuticals)	7,037	243,762
EMC Corp.* (Computers)	4,540	59,474
Emerson Electric Co. (Electrical Components & Equipment)	2,043	66,193
Entergy Corp. (Electric)	1,362	105,582
EQT Corp. (Oil & Gas)	227	7,925
Equity Residential Properties Trust (REIT)	1,816	40,370
Exelon Corp. (Electric)	4,540	232,493
Expedia, Inc.* (Internet)	908	13,720
Family Dollar Stores, Inc. (Retail)	454	12,848
Federated Investors, Inc.—Class B (Diversified Financial Services)	227	5,468
FedEx Corp. (Transportation)	1,135	63,129
Fidelity National Information Services, Inc. (Software)	1,362	27,186
Fifth Third Bancorp (Banks)	4,994	35,457
First Horizon National Corp.* (Banks)	909	10,908
FirstEnergy Corp. (Electric)	2,043	79,166
Flowserve Corp. (Machinery-Diversified)	454	31,694
Fluor Corp. (Engineering & Construction)	681	34,928
Ford Motor Co.* (Auto Manufacturers)	22,246	135,033
Fortune Brands, Inc. (Household Products/Wares)	1,135	39,430
FPL Group, Inc. (Electric)	2,724	154,887
Frontier Communications Corp. (Telecommunications)	2,043	14,587
Gannett Co., Inc. (Media)	1,589	5,673
General Dynamics Corp. (Aerospace/Defense)	1,135	62,868
General Electric Co. (Miscellaneous Manufacturing)	72,867	854,001
General Mills, Inc. (Food)	1,135	63,583
Genuine Parts Co. (Distribution/Wholesale)	1,135	38,091
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,951	20,627
Genzyme Corp.* (Biotechnology)	908	50,548
Gilead Sciences, Inc.* (Pharmaceuticals)	2,043	95,694
Goodrich Corp. (Aerospace/Defense)	908	45,373
H & R Block, Inc. (Commercial Services)	2,270	39,112
Halliburton Co. (Oil & Gas Services)	2,951	61,086
Harley-Davidson, Inc. (Leisure Time)	681	11,039
Harman International Industries, Inc. (Home Furnishings)	227	4,268
Hartford Financial Services Group, Inc. (Insurance)	2,270	26,945
Hasbro, Inc. (Toys/Games/Hobbies)	908	22,010
HCP, Inc. (REIT)	1,816	38,481
Health Care REIT, Inc. (REIT)	681	23,222
Heinz (H.J.) Co. (Food)	908	32,416
Hewlett-Packard Co. (Computers)	5,675	219,339
Home Depot, Inc. (Retail)	4,313	101,916
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,221	163,939
Hormel Foods Corp. (Food)	227	7,841
Hospira, Inc.* (Pharmaceuticals)	681	26,232
Host Marriott Corp. (REIT)	4,086	34,282
Hudson City Bancorp, Inc. (Savings & Loans)	1,362	18,101
Humana, Inc.* (Healthcare-Services)	454	14,646
Huntington Bancshares, Inc. (Banks)	3,632	15,182
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,362	50,857
Integrys Energy Group, Inc. (Electric)	454	13,615
Intel Corp. (Semiconductors)	19,976	330,603
International Business Machines Corp. (Computers)	2,724	284,440
International Flavors & Fragrances, Inc. (Chemicals)	227	7,427
International Game Technology (Entertainment)	2,043	32,484
International Paper Co. (Forest Products & Paper)	2,951	44,649
Interpublic Group of Cos., Inc.* (Advertising)	3,405	17,195
Invesco, Ltd. (Diversified Financial Services)	2,724	48,542
Iron Mountain, Inc.* (Commercial Services)	454	13,053
ITT Industries, Inc. (Miscellaneous Manufacturing)	454	20,203
J.C. Penney Co., Inc. (Retail)	1,589	45,620
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,786	913,670
Jabil Circuit, Inc. (Electronics)	1,362	10,106
Jacobs Engineering Group, Inc.* (Engineering & Construction)	454	19,109
Janus Capital Group, Inc. (Diversified Financial Services)	1,135	12,939
JDS Uniphase Corp.* (Telecommunications)	1,589	9,089
JM Smucker Co. (Food)	908	44,183
Johnson Controls, Inc. (Auto Parts & Equipment)	4,086	88,748
Juniper Networks, Inc.* (Telecommunications)	2,270	53,572
KB Home (Home Builders)	227	3,105
KeyCorp (Banks)	4,767	24,979
Kimberly-Clark Corp. (Household Products/Wares)	1,135	59,508
Kimco Realty Corp. (REIT)	2,270	22,814
King Pharmaceuticals, Inc.* (Pharmaceuticals)	908	8,744
KLA-Tencor Corp. (Semiconductors)	1,135	28,659
Kohls Corp.* (Retail)	681	29,113
Kraft Foods, Inc. (Food)	10,215	258,848
Kroger Co. (Food)	2,724	60,064
L-3 Communications Holdings, Inc. (Aerospace/Defense)	227	15,749
Legg Mason, Inc. (Diversified Financial Services)	908	22,137
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,135	17,286
Lennar Corp.—Class A (Home Builders)	908	8,799
Leucadia National Corp.* (Holding Companies-Diversified)	454	9,575
Life Technologies Corp.* (Biotechnology)	681	28,411

See accompanying notes to the financial statements.
35

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Limited, Inc. (Retail)	1,816	$21,738
Lincoln National Corp. (Insurance)	2,043	35,160
Linear Technology Corp. (Semiconductors)	1,589	37,103
Loews Corp. (Insurance)	1,362	37,319
Lorillard, Inc. (Agriculture)	1,135	76,919
Lowe’s Cos., Inc. (Retail)	2,951	57,279
LSI Logic Corp.* (Semiconductors)	2,724	12,421
M&T Bank Corp. (Banks)	454	23,122
Macy’s, Inc. (Retail)	2,951	34,704
Manitowoc Co. (Machinery-Diversified)	908	4,776
Marathon Oil Corp. (Oil & Gas)	1,816	54,716
Marriott International, Inc.—Class A (Lodging)	683	15,074
Marsh & McLennan Cos., Inc. (Insurance)	3,632	73,112
Marshall & Ilsley Corp. (Banks)	2,497	11,986
Masco Corp. (Building Materials)	2,497	23,921
Massey Energy Co. (Coal)	681	13,307
Mattel, Inc. (Toys/Games/Hobbies)	2,497	40,077
MBIA, Inc.* (Insurance)	681	2,949
McAfee, Inc.* (Internet)	454	19,154
McCormick & Co., Inc. (Food)	454	14,769
McDonald’s Corp. (Retail)	3,859	221,854
McKesson Corp. (Commercial Services)	1,816	79,904
MeadWestvaco Corp. (Forest Products & Paper)	1,135	18,625
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,043	93,181
Merck & Co., Inc. (Pharmaceuticals)	14,528	406,203
Meredith Corp. (Media)	227	5,800
MetLife, Inc. (Insurance)	5,675	170,307
MetroPCS Communications, Inc.* (Telecommunications)	908	12,085
Microchip Technology, Inc. (Semiconductors)	1,362	30,713
Micron Technology, Inc.* (Semiconductors)	5,902	29,864
Millipore Corp.* (Biotechnology)	227	15,938
Molex, Inc. (Electrical Components & Equipment)	908	14,119
Molson Coors Brewing Co.—Class B (Beverages)	1,135	48,045
Monsanto Co. (Agriculture)	1,589	118,126
Monster Worldwide, Inc.* (Internet)	454	5,362
Moody’s Corp. (Commercial Services)	908	23,926
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,307	265,343
Mylan Laboratories, Inc.* (Pharmaceuticals)	908	11,849
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	454	9,675
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,135	37,069
Newell Rubbermaid, Inc. (Housewares)	1,816	18,905
Newmont Mining Corp. (Mining)	2,043	83,497
News Corp.—Class A (Media)	15,890	144,758
Nicor, Inc. (Gas)	227	7,859
NiSource, Inc. (Electric)	1,816	21,175
Noble Energy, Inc. (Oil & Gas)	681	40,159
Nordstrom, Inc. (Retail)	454	9,030
Norfolk Southern Corp. (Transportation)	1,362	51,307
Northeast Utilities System (Electric)	1,135	25,322
Northern Trust Corp. (Banks)	908	48,741
Northrop Grumman Corp. (Aerospace/Defense)	2,270	103,694
Novell, Inc.* (Software)	1,135	5,142
Novellus Systems, Inc.* (Semiconductors)	454	7,582
NVIDIA Corp.* (Semiconductors)	1,362	15,377
O’Reilly Automotive, Inc.* (Retail)	454	17,288
Occidental Petroleum Corp. (Oil & Gas)	1,589	104,572
Office Depot, Inc.* (Retail)	1,816	8,281
Omnicom Group, Inc. (Advertising)	681	21,506
Owens-Illinois, Inc.* (Packaging & Containers)	908	25,433
Pactiv Corp.* (Packaging & Containers)	454	9,865
Pall Corp. (Miscellaneous Manufacturing)	454	12,058
Parker Hannifin Corp. (Miscellaneous Manufacturing)	454	19,504
Peabody Energy Corp. (Coal)	681	20,539
People’s United Financial, Inc. (Banks)	2,497	37,555
Pepco Holdings, Inc. (Electric)	1,589	21,356
PerkinElmer, Inc. (Electronics)	908	15,799
Pfizer, Inc. (Pharmaceuticals)	46,535	698,025
PG&E Corp. (Electric)	2,497	95,985
Philip Morris International, Inc. (Commercial Services)	13,393	584,203
Pinnacle West Capital Corp. (Electric)	681	20,532
Pioneer Natural Resources Co. (Oil & Gas)	227	5,789
Pitney Bowes, Inc. (Office/Business Equipment)	454	9,956
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,135	33,800
PNC Financial Services Group (Banks)	3,178	123,338
Polo Ralph Lauren Corp. (Apparel)	227	12,154
PPG Industries, Inc. (Chemicals)	1,135	49,827
PPL Corp. (Electric)	2,497	82,301
Praxair, Inc. (Chemicals)	681	48,399
Precision Castparts Corp. (Metal Fabricate/Hardware)	454	33,156
Principal Financial Group, Inc. (Insurance)	2,043	38,490
Procter & Gamble Co. (Cosmetics/Personal Care)	6,129	313,192
Progress Energy, Inc. (Electric)	1,816	68,699
ProLogis (REIT)	2,951	23,785
Prudential Financial, Inc. (Insurance)	3,178	118,285
Public Service Enterprise Group, Inc. (Electric)	3,405	111,105
Public Storage, Inc. (REIT)	908	59,456
Pulte Homes, Inc. (Home Builders)	681	6,013
QLogic Corp.* (Semiconductors)	227	2,878
Quanta Services, Inc.* (Commercial Services)	681	15,752
Quest Diagnostics, Inc. (Healthcare-Services)	454	25,619
Qwest Communications International, Inc. (Telecommunications)	10,215	42,392
R.R. Donnelley & Sons Co. (Commercial Services)	1,362	15,826
RadioShack Corp. (Retail)	227	3,169
Raytheon Co. (Aerospace/Defense)	2,724	121,027
Regions Financial Corp. (Banks)	7,945	32,098
Republic Services, Inc. (Environmental Control)	908	22,164
Reynolds American, Inc. (Agriculture)	1,135	43,834
Rowan Cos., Inc. (Oil & Gas)	681	13,157
Ryder System, Inc. (Transportation)	454	12,676
Safeway, Inc. (Food)	2,951	60,112
Sara Lee Corp. (Food)	4,767	46,526
SCANA Corp. (Electric)	908	29,483
Schering-Plough Corp. (Pharmaceuticals)	11,123	279,410
Scripps Networks Interactive—Class A (Entertainment)	454	12,635
Sealed Air Corp. (Packaging & Containers)	454	8,376
Sempra Energy (Gas)	1,589	78,862
Sigma-Aldrich Corp. (Chemicals)	227	11,250
Simon Property Group, Inc. (REIT)	1,833	94,271
Snap-on, Inc. (Hand/Machine Tools)	454	13,048
Southern Co. (Electric)	5,448	169,760
Southwest Airlines Co. (Airlines)	3,178	21,388
Southwestern Energy Co.* (Oil & Gas)	908	35,276
Spectra Energy Corp. (Pipelines)	4,540	76,817
Sprint Nextel Corp.* (Telecommunications)	12,939	62,237
Staples, Inc. (Retail)	2,270	45,786
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,362	30,236
State Street Corp. (Banks)	1,816	85,715
Stericycle, Inc.* (Environmental Control)	227	11,697
Sun Microsystems, Inc.* (Computers)	5,221	48,138
SunTrust Banks, Inc. (Banks)	3,178	52,278
SuperValu, Inc. (Food)	1,362	17,638

See accompanying notes to the financial statements.
36

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Symantec Corp.* (Internet)	2,270	$35,321
T. Rowe Price Group, Inc. (Diversified Financial Services)	454	18,918
Target Corp. (Retail)	2,497	98,557
TECO Energy, Inc. (Electric)	1,362	16,249
Tellabs, Inc.* (Telecommunications)	1,589	9,105
Tenet Healthcare Corp.* (Healthcare-Services)	2,951	8,322
Teradata Corp.* (Computers)	681	15,956
Teradyne, Inc.* (Semiconductors)	1,135	7,786
Tesoro Petroleum Corp. (Oil & Gas)	908	11,559
Textron, Inc. (Miscellaneous Manufacturing)	1,816	17,543
The AES Corp.* (Electric)	4,540	52,709
The Charles Schwab Corp. (Diversified Financial Services)	2,043	35,834
The Dow Chemical Co. (Chemicals)	7,491	120,905
The Gap, Inc. (Retail)	1,816	29,782
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,589	17,892
The New York Times Co.—Class A (Media)	908	5,003
The Pepsi Bottling Group, Inc. (Beverages)	454	15,363
The Stanley Works (Hand/Machine Tools)	454	15,363
The Travelers Companies, Inc. (Insurance)	4,086	167,689
The Williams Cos., Inc. (Pipelines)	4,086	63,782
Thermo Electron Corp.* (Electronics)	1,589	64,784
Tiffany & Co. (Retail)	908	23,027
Time Warner Cable, Inc. (Media)	1,589	50,324
Time Warner, Inc. (Media)	8,172	205,853
Torchmark Corp. (Insurance)	227	8,408
Tyson Foods, Inc.—Class A (Food)	2,043	25,762
U.S. Bancorp (Banks)	13,166	235,935
Union Pacific Corp. (Transportation)	3,405	177,264
United Parcel Service, Inc.—Class B (Transportation)	3,178	158,868
United States Steel Corp. (Iron/Steel)	908	32,452
United Technologies Corp. (Aerospace/Defense)	2,724	141,539
UnumProvident Corp. (Insurance)	2,270	36,002
V.F. Corp. (Apparel)	681	37,693
Valero Energy Corp. (Oil & Gas)	3,859	65,179
Ventas, Inc. (REIT)	454	13,556
Verizon Communications, Inc. (Telecommunications)	19,522	599,911
Vornado Realty Trust (REIT)	1,135	51,109
Vulcan Materials Co. (Building Materials)	908	39,135
W.W. Grainger, Inc. (Distribution/Wholesale)	227	18,587
Wal-Mart Stores, Inc. (Retail)	5,675	274,897
Walgreen Co. (Retail)	2,951	86,759
Walt Disney Co. (Media)	7,718	180,061
Washington Post Co.—Class B (Media)	227	79,945
Waste Management, Inc. (Environmental Control)	3,405	95,885
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	454	15,282
WellPoint, Inc.* (Healthcare-Services)	1,816	92,416
Wells Fargo & Co. (Banks)	32,007	776,490
Weyerhaeuser Co. (Forest Products & Paper)	1,362	41,446
Whirlpool Corp. (Home Furnishings)	454	19,322
Whole Foods Market, Inc. (Food)	908	17,234
Windstream Corp. (Telecommunications)	2,951	24,670
Wisconsin Energy Corp. (Electric)	908	36,965
Wyeth (Pharmaceuticals)	3,859	175,160
Wyndham Worldwide Corp. (Lodging)	1,135	13,756
Xcel Energy, Inc. (Electric)	3,178	58,507
Xerox Corp. (Office/Business Equipment)	5,902	38,245
Xilinx, Inc. (Semiconductors)	908	18,578
XL Capital, Ltd.—Class A (Insurance)	2,270	26,014
Zions Bancorp (Banks)	681	7,872

TOTAL COMMON STOCKS
(Cost $21,974,721)		25,879,711

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $21,000 (Collateralized by $20,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $21,421)	$21,000	21,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $6,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $6,429)	6,000	6,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $32,000 (Collateralized by $31,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $33,219)	32,000	32,000

TOTAL REPURCHASE AGREEMENTS
(Cost $59,000)		59,000

TOTAL INVESTMENT SECURITIES
(Cost $22,033,721)—100.9%		25,938,711
Net other assets (liabilities)—(0.9)%		(238,302)

NET ASSETS—100.0%		$25,700,409

*	Non-income producing security

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.2%
Aerospace/Defense	2.4%
Agriculture	2.3%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.4%
Banks	10.0%
Beverages	1.3%
Biotechnology	0.4%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.2%
Commercial Services	3.2%
Computers	2.7%
Cosmetics/Personal Care	1.2%
Distribution/Wholesale	0.2%
Diversified Financial Services	6.5%
Electric	8.1%
Electrical Components & Equipment	0.4%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.5%
Food	2.7%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare-Products	1.1%
Healthcare-Services	0.8%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	0.1%

See accompanying notes to the financial statements.
37

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Household Products/Wares	0.7%
Housewares	0.1%
Insurance	4.2%
Internet	0.3%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Diversified	0.4%
Media	3.6%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.1%
Oil & Gas	2.0%
Oil & Gas Services	0.3%
Packaging & Containers	0.2%
Pharmaceuticals	10.8%
Pipelines	0.7%
REIT	1.9%
Retail	5.5%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	0.6%
Telecommunications	8.1%
Textiles	NM
Toys/Games/Hobbies	0.3%
Transportation	2.4%
Other**	(0.7)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
38

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$22,033,721

Securities, at value	25,879,711
Repurchase agreements, at value	59,000

Total Investment Securities, at value	25,938,711
Dividends and interest receivable	52,453
Receivable for investments sold	137,720
Prepaid expenses	183

Total Assets	26,129,067

Liabilities:
Cash overdraft	69,355
Payable for investments purchased	15,757
Payable for capital shares redeemed	291,450
Advisory fees payable	11,222
Management services fees payable	1,496
Administration fees payable	793
Administrative services fees payable	6,970
Distribution fees payable	5,412
Trustee fees payable	1
Transfer agency fees payable	1,262
Fund accounting fees payable	1,594
Compliance services fees payable	533
Other accrued expenses	22,813

Total Liabilities	428,658

Net Assets	$25,700,409

Net Assets consist of:
Capital	$44,935,097
Accumulated net investment income (loss)	938,323
Accumulated net realized gains (losses) on investments	(24,078,001)
Net unrealized appreciation (depreciation) on investments	3,904,990

Net Assets	$25,700,409

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,416,934

Net Asset Value (offering and redemption price per share)	$18.14

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$400,101
Interest	14

Total Investment Income	400,115

Expenses:
Advisory fees	86,665
Management services fees	11,555
Administration fees	5,340
Transfer agency fees	8,271
Administrative services fees	38,900
Distribution fees	28,888
Custody fees	19,052
Fund accounting fees	12,350
Trustee fees	195
Compliance services fees	64
Other fees	16,089

Total Gross Expenses before reductions	227,369
Less Expenses reduced by the Advisor	(36,971)

Total Net Expenses	190,398

Net Investment Income (Loss)	209,717

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,716,600)
Change in net unrealized appreciation/depreciation on investments	2,976,001

Net Realized and Unrealized Gains (Losses) on Investments	(1,740,599)

Change in Net Assets Resulting from Operations	$(1,530,882)

See accompanying notes to the financial statements.
39

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$209,717	$728,606
Net realized gains (losses) on investments	(4,716,600)	(13,678,270)
Change in net unrealized appreciation/depreciation on investments	2,976,001	(8,711,856)

Change in net assets resulting from operations	(1,530,882)	(21,661,520)

Distributions to Shareholders From:
Net investment income	—	(894,434)
Net realized gains on investments	—	(6,697,063)

Change in net assets resulting from distributions	—	(7,591,497)

Capital Transactions:
Proceeds from shares issued	28,028,980	141,838,727
Dividends reinvested	—	7,591,497
Value of shares redeemed	(33,991,651)	(157,920,366)

Change in net assets resulting from capital transactions	(5,962,671)	(8,490,142)

Change in net assets	(7,493,553)	(37,743,159)
Net Assets:
Beginning of period	33,193,962	70,937,121

End of period	$25,700,409	$33,193,962

Accumulated net investment income (loss)	$938,323	$728,606

Share Transactions:
Issued	1,665,020	5,150,281
Reinvested	—	294,587
Redeemed	(2,040,576)	(5,547,433)

Change in shares	(375,556)	(102,565)

See accompanying notes to the financial statements.
40

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	year ended	May 3, 2004 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)
	(unaudited)

Net Asset Value, Beginning of Period	$ 18.52		$ 37.43	$ 40.02	$ 34.26	$ 33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.15		0.49	0.32	0.24	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	(0.53)		(14.16)	(0.16)	6.09	0.94	3.48

Total income (loss) from investment activities	(0.38)		(13.67)	0.16	6.33	1.07	3.48

Distributions to Shareholders From:
Net investment income	—		(0.62)	(0.28)	(0.06)	— (c)	—
Net realized gains on investments	—		(4.62)	(2.47)	(0.51)	(0.29)	—

Total distributions	—		(5.24)	(2.75)	(0.57)	(0.29)	—

Net Asset Value, End of Period	$ 18.14		$ 18.52	$ 37.43	$ 40.02	$ 34.26	$33.48

Total Return	(2.05	)%(d)	(40.46)%	0.15%	18.67%	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.97%		1.82%	1.72%	1.74%	2.00%	2.04%
Net expenses(e)	1.65%		1.63%	1.63%	1.70%	1.98%	1.98%
Net investment income (loss)(e)	1.82%		1.69%	0.77%	0.66%	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$25,700		$33,194	$70,937	$156,784	$79,122	$4,922
Portfolio turnover rate(f)	104	%(d)	304%	250%	277%	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
41

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	7.9%
Microsoft Corp.	4.2%
Johnson & Johnson	3.6%
ChevronTexaco Corp.	3.1%
Apple Computer, Inc.	2.9%

S&P 500/Citigroup Growth Index - Composition

% of Index

Consumer Non-Cyclical	26%
Energy	21%
Technology	18%
Communications	11%
Consumer Cyclical	9%
Industrial	8%
Financial	5%
Basic Materials	2%

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (99.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,200	$312,520
Abbott Laboratories (Pharmaceuticals)	5,720	269,069
Abercrombie & Fitch Co.—Class A (Retail)	520	13,203
Adobe Systems, Inc.* (Software)	3,900	110,370
Advanced Micro Devices, Inc.* (Semiconductors)	1,560	6,037
Aetna, Inc. (Healthcare-Services)	1,560	39,078
Affiliated Computer Services, Inc.—Class A* (Computers)	520	23,098
AFLAC, Inc. (Insurance)	1,820	56,584
Agilent Technologies, Inc.* (Electronics)	2,600	52,806
Akamai Technologies, Inc.* (Internet)	1,300	24,934
Allegheny Technologies, Inc. (Iron/Steel)	520	18,164
Allergan, Inc. (Pharmaceuticals)	1,040	49,483
Altera Corp. (Semiconductors)	2,080	33,862
Amazon.com, Inc.* (Internet)	2,340	195,764
American Express Co. (Diversified Financial Services)	5,980	138,975
American Tower Corp.* (Telecommunications)	780	24,593
Amgen, Inc.* (Biotechnology)	7,540	399,168
Amphenol Corp.—Class A (Electronics)	1,300	41,132
Anadarko Petroleum Corp. (Oil & Gas)	3,640	165,220
AON Corp. (Insurance)	780	29,539
Apache Corp. (Oil & Gas)	2,600	187,590
Apollo Group, Inc.—Class A* (Commercial Services)	780	55,474
Apple Computer, Inc.* (Computers)	6,500	925,795
Applied Materials, Inc. (Semiconductors)	7,020	77,009
Autodesk, Inc.* (Software)	1,560	29,609
Automatic Data Processing, Inc. (Software)	1,820	64,501
AutoZone, Inc.* (Retail)	260	39,289
Avon Products, Inc. (Cosmetics/Personal Care)	3,120	80,434
Baker Hughes, Inc. (Oil & Gas Services)	2,340	85,270
Ball Corp. (Packaging & Containers)	780	35,225
Bard (C.R.), Inc. (Healthcare-Products)	520	38,714
Baxter International, Inc. (Healthcare-Products)	2,340	123,926
Becton, Dickinson & Co. (Healthcare-Products)	1,040	74,162
Bed Bath & Beyond, Inc.* (Retail)	1,820	55,965
Best Buy Co., Inc. (Retail)	1,560	52,244
Big Lots, Inc.* (Retail)	260	5,468
Biogen Idec, Inc.* (Biotechnology)	2,080	93,912
BJ Services Co. (Oil & Gas Services)	2,080	28,350
Black & Decker Corp. (Hand/Machine Tools)	520	14,903
BMC Software, Inc.* (Software)	1,300	43,927
Boeing Co. (Aerospace/Defense)	2,600	110,500
Boston Scientific Corp.* (Healthcare-Products)	4,160	42,182
Broadcom Corp.—Class A* (Semiconductors)	1,300	32,227
Brown-Forman Corp. (Beverages)	520	22,350
Burlington Northern Santa Fe Corp. (Transportation)	1,040	76,482
C.H. Robinson Worldwide, Inc. (Transportation)	1,300	67,795
CA, Inc. (Software)	1,820	31,723
Cabot Oil & Gas Corp. (Oil & Gas)	780	23,899
Cameron International Corp.* (Oil & Gas Services)	1,560	44,148
Campbell Soup Co. (Food)	1,560	45,895
Caterpillar, Inc. (Machinery-Construction & Mining)	4,420	146,037
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,820	17,035
Celgene Corp.* (Biotechnology)	3,380	161,699
Centex Corp. (Home Builders)	260	2,200
Cephalon, Inc.* (Pharmaceuticals)	260	14,729
CF Industries Holdings, Inc. (Chemicals)	260	19,276
Chesapeake Energy Corp. (Oil & Gas)	4,160	82,493
ChevronTexaco Corp. (Oil & Gas)	14,820	981,825
Chubb Corp. (Insurance)	1,300	51,844
Cintas Corp. (Textiles)	520	11,877
Cisco Systems, Inc.* (Telecommunications)	42,640	794,810
Citrix Systems, Inc.* (Software)	780	24,874
CME Group, Inc. (Diversified Financial Services)	520	161,777
Coach, Inc. (Apparel)	2,340	62,899
Coca-Cola Co. (Beverages)	10,400	499,096
Cognizant Technology Solutions Corp.* (Computers)	2,080	55,536
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,640	257,494
Comcast Corp.-Special Class A (Media)	8,840	128,092
Compuware Corp.* (Software)	1,820	12,485
ConocoPhillips (Oil & Gas)	7,020	295,261
CONSOL Energy, Inc. (Coal)	1,300	44,148
Constellation Brands, Inc.* (Beverages)	520	6,594
Costco Wholesale Corp. (Retail)	1,300	59,410
Coventry Health Care, Inc.* (Healthcare-Services)	780	14,594
Cummins, Inc. (Machinery-Diversified)	1,040	36,618
CVS Corp. (Retail)	5,720	182,296
D.R. Horton, Inc. (Home Builders)	780	7,301
Danaher Corp. (Miscellaneous Manufacturing)	1,820	112,367
DaVita, Inc.* (Healthcare-Services)	780	38,579

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Dean Foods Co.* (Food)	780	$14,968
Deere & Co. (Machinery-Diversified)	1,820	72,709
Dell, Inc.* (Computers)	12,740	174,920
Denbury Resources, Inc.* (Oil & Gas)	1,820	26,809
DENTSPLY International, Inc. (Healthcare-Products)	520	15,870
Devon Energy Corp. (Oil & Gas)	3,380	184,210
DeVry, Inc. (Commercial Services)	260	13,010
Diamond Offshore Drilling, Inc. (Oil & Gas)	260	21,593
DIRECTV Group, Inc.* (Media)	1,560	38,548
Discover Financial Services (Diversified Financial Services)	2,080	21,362
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,040	22,038
Dun & Bradstreet Corp. (Software)	520	42,229
E* TRADE Financial Corp.* (Diversified Financial Services)	3,640	4,659
eBay, Inc.* (Internet)	8,060	138,068
Ecolab, Inc. (Chemicals)	1,300	50,687
Electronic Arts, Inc.* (Software)	1,040	22,589
EMC Corp.* (Computers)	9,880	129,428
Emerson Electric Co. (Electrical Components & Equipment)	3,380	109,512
Ensco International, Inc. (Oil & Gas)	1,040	36,265
EOG Resources, Inc. (Oil & Gas)	1,820	123,614
EQT Corp. (Oil & Gas)	520	18,153
Equifax, Inc. (Commercial Services)	1,040	27,144
Expedia, Inc.* (Internet)	780	11,786
Expeditors International of Washington, Inc. (Transportation)	1,560	52,010
Express Scripts, Inc.* (Pharmaceuticals)	2,080	143,000
Exxon Mobil Corp. (Oil & Gas)	36,140	2,526,547
Family Dollar Stores, Inc. (Retail)	520	14,716
Fastenal Co. (Distribution/Wholesale)	1,040	34,497
Federated Investors, Inc.—Class B (Diversified Financial Services)	520	12,527
FedEx Corp. (Transportation)	1,300	72,306
First Horizon National Corp.* (Banks)	780	9,360
Fiserv, Inc.* (Software)	1,040	47,528
FLIR Systems, Inc.* (Electronics)	1,040	23,462
Fluor Corp. (Engineering & Construction)	780	40,006
FMC Technologies, Inc.* (Oil & Gas Services)	1,040	39,083
Forest Laboratories, Inc.* (Pharmaceuticals)	2,340	58,757
Franklin Resources, Inc. (Diversified Financial Services)	1,040	74,890
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,120	156,343
GameStop Corp.—Class A* (Retail)	1,300	28,613
General Dynamics Corp. (Aerospace/Defense)	1,560	86,408
General Mills, Inc. (Food)	1,300	72,826
Genzyme Corp.* (Biotechnology)	1,040	57,897
Gilead Sciences, Inc.* (Pharmaceuticals)	4,420	207,033
Google, Inc.—Class A* (Internet)	1,820	767,294
Halliburton Co. (Oil & Gas Services)	3,380	69,966
Harley-Davidson, Inc. (Leisure Time)	1,040	16,858
Harman International Industries, Inc. (Home Furnishings)	260	4,888
Harris Corp. (Telecommunications)	1,040	29,494
Heinz (H.J.) Co. (Food)	1,300	46,410
Hess Corp. (Oil & Gas)	2,080	111,800
Hewlett-Packard Co. (Computers)	11,440	442,156
Home Depot, Inc. (Retail)	7,800	184,314
Hormel Foods Corp. (Food)	260	8,980
Hospira, Inc.* (Pharmaceuticals)	520	20,030
Hudson City Bancorp, Inc. (Savings & Loans)	2,340	31,099
Humana, Inc.* (Healthcare-Services)	780	25,163
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,560	58,250
IMS Health, Inc. (Software)	1,300	16,510
Intel Corp. (Semiconductors)	19,760	327,028
IntercontinentalExchange, Inc.* (Diversified Financial Services)	520	59,405
International Business Machines Corp. (Computers)	7,020	733,028
International Flavors & Fragrances, Inc. (Chemicals)	260	8,507
Intuit, Inc.* (Software)	2,340	65,894
Intuitive Surgical, Inc.* (Healthcare-Products)	260	42,552
Iron Mountain, Inc.* (Commercial Services)	780	22,425
ITT Industries, Inc. (Miscellaneous Manufacturing)	780	34,710
Jacobs Engineering Group, Inc.* (Engineering & Construction)	520	21,887
Johnson & Johnson (Healthcare-Products)	20,280	1,151,904
Juniper Networks, Inc.* (Telecommunications)	1,560	36,816
KB Home (Home Builders)	260	3,557
Kellogg Co. (Food)	1,820	84,757
Kimberly-Clark Corp. (Household Products/Wares)	1,820	95,423
King Pharmaceuticals, Inc.* (Pharmaceuticals)	780	7,511
Kohls Corp.* (Retail)	1,560	66,690
Kroger Co. (Food)	1,820	40,131
L-3 Communications Holdings, Inc. (Aerospace/Defense)	520	36,078
Laboratory Corp. of America Holdings* (Healthcare-Services)	780	52,876
Leucadia National Corp.* (Holding Companies-Diversified)	780	16,450
Lexmark International, Inc.—Class A* (Computers)	520	8,242
Life Technologies Corp.* (Biotechnology)	520	21,694
Lockheed Martin Corp. (Aerospace/Defense)	2,340	188,721
Loews Corp. (Insurance)	1,040	28,496
Lowe’s Cos., Inc. (Retail)	7,800	151,398
LSI Logic Corp.* (Semiconductors)	1,820	8,299
Marathon Oil Corp. (Oil & Gas)	3,120	94,006
Marriott International, Inc.—Class A (Lodging)	1,565	34,540
MasterCard, Inc.—Class A (Software)	520	87,001
MBIA, Inc.* (Insurance)	520	2,252
McAfee, Inc.* (Internet)	520	21,939
McCormick & Co., Inc. (Food)	520	16,916
McDonald’s Corp. (Retail)	4,160	239,158
McGraw-Hill Cos., Inc. (Media)	2,340	70,457
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,300	59,293
Medtronic, Inc. (Healthcare-Products)	8,320	290,285
MEMC Electronic Materials, Inc.* (Semiconductors)	1,560	27,784
MetroPCS Communications, Inc.* (Telecommunications)	780	10,382
Microsoft Corp. (Software)	56,680	1,347,284
Millipore Corp.* (Biotechnology)	260	18,255
Monsanto Co. (Agriculture)	2,340	173,956
Monster Worldwide, Inc.* (Internet)	260	3,071
Moody’s Corp. (Commercial Services)	520	13,702
Motorola, Inc. (Telecommunications)	16,900	112,047
Murphy Oil Corp. (Oil & Gas)	1,300	70,616
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,300	16,965
Nabors Industries, Ltd.* (Oil & Gas)	2,080	32,406
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	520	11,081
National Semiconductor Corp. (Semiconductors)	1,560	19,578
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,820	59,441
NetApp, Inc.* (Computers)	2,340	46,145
Newmont Mining Corp. (Mining)	1,300	53,131
NIKE, Inc.—Class B (Apparel)	2,860	148,091
Noble Energy, Inc. (Oil & Gas)	780	45,997
Nordstrom, Inc. (Retail)	780	15,514
Norfolk Southern Corp. (Transportation)	1,300	48,971
Northern Trust Corp. (Banks)	780	41,870

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Novell, Inc.* (Software)	1,300	$5,889
Novellus Systems, Inc.* (Semiconductors)	260	4,342
Nucor Corp. (Iron/Steel)	2,340	103,966
NVIDIA Corp.* (Semiconductors)	2,600	29,354
NYSE Euronext (Diversified Financial Services)	1,820	49,595
O’Reilly Automotive, Inc.* (Retail)	520	19,802
Occidental Petroleum Corp. (Oil & Gas)	4,160	273,770
Omnicom Group, Inc. (Advertising)	1,560	49,265
Oracle Corp. (Software)	28,080	601,474
Owens-Illinois, Inc.* (Packaging & Containers)	260	7,283
PACCAR, Inc. (Auto Manufacturers)	2,600	84,526
Pactiv Corp.* (Packaging & Containers)	520	11,300
Pall Corp. (Miscellaneous Manufacturing)	520	13,811
Parker Hannifin Corp. (Miscellaneous Manufacturing)	780	33,509
Patterson Cos., Inc.* (Healthcare-Products)	780	16,926
Paychex, Inc. (Commercial Services)	2,340	58,968
Peabody Energy Corp. (Coal)	1,300	39,208
PepsiCo, Inc. (Beverages)	11,440	628,742
Pioneer Natural Resources Co. (Oil & Gas)	520	13,260
Pitney Bowes, Inc. (Office/Business Equipment)	1,040	22,807
Polo Ralph Lauren Corp. (Apparel)	260	13,920
Praxair, Inc. (Chemicals)	1,560	110,869
Precision Castparts Corp. (Metal Fabricate/Hardware)	520	37,976
Procter & Gamble Co. (Cosmetics/Personal Care)	15,080	770,588
Progressive Corp.* (Insurance)	4,940	74,643
Pulte Homes, Inc. (Home Builders)	780	6,887
QLogic Corp.* (Semiconductors)	520	6,594
Qualcomm, Inc. (Telecommunications)	12,220	552,344
Quanta Services, Inc.* (Commercial Services)	520	12,028
Quest Diagnostics, Inc. (Healthcare-Services)	780	44,015
Questar Corp. (Pipelines)	1,300	40,443
RadioShack Corp. (Retail)	520	7,259
Range Resources Corp. (Oil & Gas)	1,040	43,066
Republic Services, Inc. (Environmental Control)	1,300	31,733
Robert Half International, Inc. (Commercial Services)	1,040	24,565
Rockwell Collins, Inc. (Aerospace/Defense)	1,300	54,249
Rockwell International Corp. (Machinery-Diversified)	1,040	33,405
Salesforce.com, Inc.* (Software)	780	29,773
SanDisk Corp.* (Computers)	1,560	22,916
Schlumberger, Ltd. (Oil & Gas Services)	8,840	478,332
Scripps Networks Interactive—Class A (Entertainment)	260	7,236
Sealed Air Corp. (Packaging & Containers)	780	14,391
Sears Holdings Corp.* (Retail)	520	34,590
Sherwin-Williams Co. (Chemicals)	780	41,925
Sigma-Aldrich Corp. (Chemicals)	520	25,771
SLM Corp.* (Diversified Financial Services)	3,380	34,713
Smith International, Inc. (Oil & Gas Services)	1,560	40,170
Southwest Airlines Co. (Airlines)	2,080	13,998
Southwestern Energy Co.* (Oil & Gas)	1,560	60,606
Sprint Nextel Corp.* (Telecommunications)	7,540	36,267
St. Jude Medical, Inc.* (Healthcare-Products)	2,600	106,860
Staples, Inc. (Retail)	2,860	57,686
Starbucks Corp.* (Retail)	5,460	75,839
State Street Corp. (Banks)	1,560	73,632
Stericycle, Inc.* (Environmental Control)	260	13,398
Stryker Corp. (Healthcare-Products)	1,820	72,327
Sunoco, Inc. (Oil & Gas)	780	18,096
Symantec Corp.* (Internet)	3,380	52,593
Sysco Corp. (Food)	4,420	99,362
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,300	54,171
Target Corp. (Retail)	2,860	112,884
Tellabs, Inc.* (Telecommunications)	1,040	5,959
Teradata Corp.* (Computers)	520	12,184
Texas Instruments, Inc. (Semiconductors)	9,360	199,368
The Charles Schwab Corp. (Diversified Financial Services)	4,680	82,087
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	780	25,483
The Gap, Inc. (Retail)	1,560	25,584
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,640	536,682
The Hershey Co. (Food)	1,300	46,800
The Pepsi Bottling Group, Inc. (Beverages)	520	17,597
Thermo Electron Corp.* (Electronics)	1,300	53,001
Time Warner Cable, Inc. (Media)	1,040	32,937
Titanium Metals Corp. (Mining)	520	4,779
TJX Cos., Inc. (Retail)	3,120	98,155
Torchmark Corp. (Insurance)	260	9,630
Total System Services, Inc. (Software)	1,560	20,888
United Parcel Service, Inc.—Class B (Transportation)	4,160	207,958
United Technologies Corp. (Aerospace/Defense)	3,900	202,644
UnitedHealth Group, Inc. (Healthcare-Services)	8,840	220,823
Varian Medical Systems, Inc.* (Healthcare-Products)	1,040	36,546
Ventas, Inc. (REIT)	520	15,527
VeriSign, Inc.* (Internet)	1,300	24,024
Viacom, Inc.—Class B* (Media)	4,420	100,334
W.W. Grainger, Inc. (Distribution/Wholesale)	260	21,289
Wal-Mart Stores, Inc. (Retail)	10,400	503,776
Walgreen Co. (Retail)	4,160	122,304
Walt Disney Co. (Media)	5,460	127,382
Waters Corp.* (Electronics)	780	40,147
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	260	8,752
WellPoint, Inc.* (Healthcare-Services)	1,560	79,388
Western Digital Corp.* (Computers)	1,560	41,340
Western Union Co. (Commercial Services)	5,200	85,280
Wyeth (Pharmaceuticals)	5,720	259,631
Wynn Resorts, Ltd.* (Lodging)	520	18,356
Xilinx, Inc. (Semiconductors)	1,300	26,598
XTO Energy, Inc. (Oil & Gas)	4,160	158,662
Yahoo!, Inc.* (Internet)	10,400	162,864
YUM! Brands, Inc. (Retail)	3,380	112,689
Zimmer Holdings, Inc.* (Healthcare-Products)	1,560	66,456

TOTAL COMMON STOCKS
(Cost $24,934,979)		31,677,439

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $145,000 (Collateralized by $144,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $148,002)	$145,000	145,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $42,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $45,328)	42,000	42,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $208,000 (Collateralized by $198,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $212,171)	208,000	208,000

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $3,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $3,012)	$2,000	$2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $397,000)		397,000

TOTAL INVESTMENT SECURITIES
(Cost $25,331,979)—100.4%		32,074,439
Net other assets (liabilities)—(0.4)%		(122,653)

NET ASSETS—100.0%		$31,951,786

* Non-income producing security

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	0.5%
Airlines	NM
Apparel	0.7%
Auto Manufacturers	0.3%
Banks	0.3%
Beverages	3.9%
Biotechnology	2.5%
Chemicals	0.8%
Coal	0.2%
Commercial Services	1.0%
Computers	8.1%
Cosmetics/Personal Care	3.6%
Distribution/Wholesale	0.2%
Diversified Financial Services	3.9%
Electrical Components & Equipment	0.3%
Electronics	0.7%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.1%
Food	1.3%
Hand/Machine Tools	NM
Healthcare-Products	6.4%
Healthcare-Services	1.5%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.3%
Insurance	0.8%
Internet	4.4%
Iron/Steel	0.4%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.5%
Machinery-Diversified	0.4%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	1.8%
Office/Business Equipment	0.1%
Oil & Gas	17.7%
Oil & Gas Services	2.6%
Packaging & Containers	0.1%
Pharmaceuticals	3.4%
Pipelines	0.1%
REIT	0.1%
Real Estate	0.1%
Retail	7.4%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	8.2%
Telecommunications	5.0%
Textiles	NM
Transportation	1.7%
Other**	0.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$25,331,979

Securities, at value	31,677,439
Repurchase agreements, at value	397,000

Total Investment Securities, at value	32,074,439
Cash	118
Dividends and interest receivable	20,237
Receivable for capital shares issued	293
Prepaid expenses	228

Total Assets	32,095,315

Liabilities:
Payable for investments purchased	53,385
Payable for capital shares redeemed	32,046
Advisory fees payable	14,523
Management services fees payable	1,936
Administration fees payable	933
Administrative services fees payable	8,323
Distribution fees payable	6,436
Trustee fees payable	1
Transfer agency fees payable	1,485
Fund accounting fees payable	1,877
Compliance services fees payable	677
Other accrued expenses	21,907

Total Liabilities	143,529

Net Assets	$31,951,786

Net Assets consist of:
Capital	$43,229,213
Accumulated net investment income (loss)	24,356
Accumulated net realized gains (losses) on investments	(18,044,243)
Net unrealized appreciation (depreciation) on investments	6,742,460

Net Assets	$31,951,786

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,308,737

Net Asset Value (offering and redemption price per share)	$24.41

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$250,576
Interest	35

Total Investment Income	250,611

Expenses:
Advisory fees	103,024
Management services fees	13,736
Administration fees	6,111
Transfer agency fees	9,445
Administrative services fees	46,759
Distribution fees	34,341
Custody fees	12,104
Fund accounting fees	13,485
Trustee fees	217
Compliance services fees	211
Other fees	18,756

Total Gross Expenses before reductions	258,189
Less Expenses reduced by the Advisor	(31,934)

Total Net Expenses	226,255

Net Investment Income (Loss)	24,356

Realized and Unrealized Gains (Losses) on Investments:

Net realized gains (losses) on investment securities	(1,153,017)
Change in net unrealized appreciation/depreciation on investments	3,694,475

Net Realized and Unrealized Gains (Losses) on Investments	2,541,458

Change in Net Assets Resulting from Operations	$2,565,814

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$24,356	$(99,093)
Net realized gains (losses) on investments	(1,153,017)	(11,485,183)
Change in net unrealized appreciation/depreciation on investments	3,694,475	(9,885,425)

Change in net assets resulting from operations	2,565,814	(21,469,701)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,015,452)

Change in net assets resulting from distributions	—	(1,015,452)

Capital Transactions:
Proceeds from shares issued	48,428,220	147,399,662
Dividends reinvested	—	1,015,452
Value of shares redeemed	(42,784,668)	(178,022,133)

Change in net assets resulting from capital transactions	5,643,552	(29,607,019)

Change in net assets	8,209,366	(52,092,172)
Net Assets:
Beginning of period	23,742,420	75,834,592

End of period	$31,951,786	$23,742,420

Accumulated net investment income (loss)	$24,356	$—

Share Transactions:
Issued	2,221,587	4,881,702
Reinvested	—	33,250
Redeemed	(1,950,794)	(5,982,201)

Change in shares	270,793	(1,067,249)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	year ended	May 3, 2004 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)
	(unaudited)

Net Asset Value, Beginning of Period	$22.87		$36.02	$34.28	$31.83	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	0.02		(0.05)	(0.09)	(0.09)	(0.14)	0.04
Net realized and unrealized
gains (losses) on investments	1.52		(12.62)	2.47	2.95	0.42	1.57

Total income (loss) from
investment activities	1.54		(12.67)	2.38	2.86	0.28	1.61

Distributions to Shareholders From:
Net investment income	—		—	—	—	— (c)	—
Net realized gains on investments	—		(0.48)	(0.64)	(0.41)	(0.06)	—

Total distributions	—		(0.48)	(0.64)	(0.41)	(0.06)	—

Net Asset Value, End of Period	$24.41		$22.87	$36.02	$34.28	$31.83	$31.61

Total Return	6.73	%(d)	(35.52)%	6.96%	9.06%	0.90%	5.37	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.88%		1.77%	1.72%	1.76%	1.94%	3.06%
Net expenses(e)	1.65%		1.63%	1.65%	1.73%	1.94%	1.98%
Net investment income (loss)(e)	0.18%		(0.17)%	(0.24)%	(0.27)%	(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$31,952		$23,742	$75,835	$76,688	$83,512	$3,901
Portfolio turnover rate(f)	145	%(d)	239%	298%	230%	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Everest Re Group, Ltd.	1.3%
Vertex Pharmaceuticals, Inc.	1.2%
URS Corp.	1.2%
New York Community Bancorp	1.0%
Manpower, Inc.	1.0%

S&P MidCap 400/Citigroup Value Index - Composition
% of Index

Financial	23%
Consumer Non-Cyclical	18%
Industrial	18%
Utilities	12%
Consumer Cyclical	11%
Basic Materials	6%
Technology	5%
Energy	4%
Communications	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	June 30, 2009
(unaudited)

Common Stocks (100.6%)
	Shares	Value

3Com Corp.* (Telecommunications)	20,817	$98,048
99 Cents Only Stores* (Retail)	2,056	27,920
Aaron’s, Inc. (Commercial Services)	1,285	38,319
Acxiom Corp. (Software)	2,827	24,962
ADC Telecommunications, Inc.* (Telecommunications)	2,570	20,457
ADTRAN, Inc. (Telecommunications)	1,799	38,625
Advent Software, Inc.* (Software)	771	25,281
Aecom Technology Corp.* (Engineering & Construction)	3,855	123,360
Affymetrix, Inc.* (Biotechnology)	5,140	30,480
AGCO Corp.* (Machinery-Diversified)	4,112	119,536
AGL Resources, Inc. (Gas)	5,397	171,625
Airgas, Inc. (Chemicals)	2,570	104,162
AirTran Holdings, Inc.* (Airlines)	8,481	52,497
Albemarle Corp. (Chemicals)	2,313	59,143
Alberto-Culver Co. (Cosmetics/Personal Care)	3,855	98,033
Alexander & Baldwin, Inc. (Transportation)	2,827	66,265
Alexandria Real Estate Equities, Inc. (REIT)	2,827	101,178
Alliant Energy Corp. (Electric)	7,967	208,178
AMB Property Corp. (REIT)	5,654	106,352
American Eagle Outfitters, Inc. (Retail)	4,883	69,192
American Financial Group, Inc. (Insurance)	5,397	116,467
American Greetings Corp.—Class A (Household Products/Wares)	2,827	33,019
AmeriCredit Corp.* (Diversified Financial Services)	5,654	76,612
AnnTaylor Stores Corp.* (Retail)	4,112	32,814
Apollo Investment Corp. (Investment Companies)	10,023	60,138
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,313	78,110
Aqua America, Inc. (Water)	5,654	101,207
Arch Coal, Inc. (Coal)	5,140	79,002
Arrow Electronics, Inc.* (Electronics)	8,481	180,136
Arthur J. Gallagher & Co. (Insurance)	7,196	153,563
Ashland, Inc. (Chemicals)	4,626	129,759
Associated Banc-Corp (Banks)	8,995	112,437
Astoria Financial Corp. (Savings & Loans)	5,911	50,716
Atmel Corp.* (Semiconductors)	22,102	82,440
Avnet, Inc.* (Electronics)	10,794	226,998
Avocent Corp.* (Internet)	1,542	21,526
BancorpSouth, Inc. (Banks)	5,140	105,524
Bank of Hawaii Corp. (Banks)	1,542	55,250
Barnes & Noble, Inc. (Retail)	2,570	53,019
BE Aerospace, Inc.* (Aerospace/Defense)	7,196	103,335
Beckman Coulter, Inc. (Healthcare-Products)	2,570	146,850
Bill Barrett Corp.* (Oil & Gas)	2,056	56,458
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	771	58,195
BJ’s Wholesale Club, Inc.* (Retail)	2,056	66,265
Black Hills Corp. (Electric)	2,827	64,993
Blyth, Inc. (Household Products/Wares)	514	16,854
Bob Evans Farms, Inc. (Retail)	2,056	59,089
BorgWarner, Inc. (Auto Parts & Equipment)	4,369	149,114
Boyd Gaming Corp.* (Lodging)	3,855	32,767
BRE Properties, Inc.—Class A (REIT)	3,598	85,488
Brink’s Home Security Holdings, Inc.* (Commercial Services)	2,827	80,032
Brinker International, Inc. (Retail)	7,196	122,548
Broadridge Financial Solutions, Inc. (Software)	3,598	59,655
Cabot Corp. (Chemicals)	4,626	58,195
Cadence Design Systems, Inc.* (Computers)	18,761	110,690
Callaway Golf Co. (Leisure Time)	4,626	23,454
Camden Property Trust (REIT)	4,626	127,678
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,570	61,783
Carmax, Inc.* (Retail)	15,677	230,452
Carpenter Technology Corp. (Iron/Steel)	1,285	26,741
Cathay Bancorp, Inc. (Banks)	1,542	14,664
Charles River Laboratories International, Inc.* (Biotechnology)	2,827	95,411
Cheesecake Factory, Inc.* (Retail)	1,799	31,123
Cimarex Energy Co. (Oil & Gas)	2,313	65,550
Cincinnati Bell, Inc.* (Telecommunications)	15,163	43,063
City National Corp. (Banks)	3,084	113,584
Cleco Corp. (Electric)	4,369	97,953
Coldwater Creek, Inc.* (Retail)	1,799	10,902
Collective Brands, Inc.* (Retail)	4,626	67,401
Commerce Bancshares, Inc. (Banks)	2,570	81,803
Commercial Metals Co. (Metal Fabricate/Hardware)	3,341	53,556
Community Health Systems, Inc.* (Healthcare-Services)	3,598	90,849

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Corinthian Colleges, Inc.* (Commercial Services)	2,570	$43,510
Corn Products International, Inc. (Food)	5,397	144,586
Corporate Office Properties Trust (REIT)	3,341	97,992
Corrections Corp. of America* (Commercial Services)	4,883	82,962
Cousins Properties, Inc. (REIT)	3,084	26,214
Covance, Inc.* (Healthcare-Services)	1,799	88,511
Crane Co. (Miscellaneous Manufacturing)	3,341	74,538
Cullen/Frost Bankers, Inc. (Banks)	2,313	106,676
Cytec Industries, Inc. (Chemicals)	3,341	62,209
Deluxe Corp. (Commercial Services)	3,598	46,090
Diebold, Inc. (Computers)	4,626	121,941
DPL, Inc. (Electric)	8,224	190,550
Duke-Weeks Realty Corp. (REIT)	15,934	139,741
Dycom Industries, Inc.* (Engineering & Construction)	1,542	17,070
Edwards Lifesciences Corp.* (Healthcare-Products)	1,542	104,902
Energen Corp. (Gas)	1,799	71,780
Equinix, Inc.* (Internet)	2,056	149,553
Equity One, Inc. (REIT)	2,570	34,078
Essex Property Trust, Inc. (REIT)	2,056	127,945
Everest Re Group, Ltd. (Insurance)	4,369	312,689
Exterran Holdings, Inc.* (Oil & Gas Services)	4,369	70,079
Fair Isaac Corp. (Software)	1,285	19,866
Fairchild Semiconductor International, Inc.* (Semiconductors)	8,738	61,079
Federal Realty Investment Trust (REIT)	4,112	211,850
Federal Signal Corp. (Miscellaneous Manufacturing)	3,341	25,559
Fidelity National Title Group, Inc.—Class A (Insurance)	16,705	226,019
First American Financial Corp. (Insurance)	6,682	173,131
First Niagara Financial Group, Inc. (Savings & Loans)	10,537	120,333
FirstMerit Corp. (Banks)	5,914	100,420
Flowers Foods, Inc. (Food)	3,084	67,355
Foot Locker, Inc. (Retail)	11,051	115,704
Forest Oil Corp.* (Oil & Gas)	7,967	118,868
Fulton Financial Corp. (Banks)	12,336	64,271
GATX Corp. (Trucking & Leasing)	3,341	85,931
Gentex Corp. (Electronics)	9,766	113,286
Granite Construction, Inc. (Engineering & Construction)	1,028	34,212
Great Plains Energy, Inc. (Electric)	9,509	147,865
Greif, Inc.—Class A (Packaging & Containers)	2,313	102,281
Hanesbrands, Inc.* (Apparel)	3,855	57,864
Harsco Corp. (Miscellaneous Manufacturing)	3,341	94,550
Harte-Hanks, Inc. (Advertising)	2,827	26,150
Hawaiian Electric Industries, Inc. (Electric)	6,425	122,460
Health Management Associates, Inc.—Class A* (Healthcare-Services)	6,939	34,279
Health Net, Inc.* (Healthcare-Services)	7,453	115,894
Henry Schein, Inc.* (Healthcare-Products)	2,570	123,231
Hewitt Associates, Inc.* (Commercial Services)	3,855	114,802
Highwoods Properties, Inc. (REIT)	5,140	114,982
Hill-Rom Holdings, Inc. (Healthcare-Products)	4,369	70,865
HNI Corp. (Office Furnishings)	3,084	55,697
Horace Mann Educators Corp. (Insurance)	2,827	28,185
Hospitality Properties Trust (REIT)	7,967	94,728
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,112	131,831
IDACORP, Inc. (Electric)	3,341	87,334
IDEX Corp. (Machinery-Diversified)	3,084	75,774
Imation Corp. (Computers)	2,056	15,646
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	11,565	202,387
Integrated Device Technology, Inc.* (Semiconductors)	11,822	71,405
International Bancshares Corp. (Banks)	1,542	15,898
International Rectifier Corp.* (Semiconductors)	3,084	45,674
International Speedway Corp. (Entertainment)	1,028	26,327
Intersil Corp.—Class A (Semiconductors)	8,738	109,837
Itron, Inc.* (Electronics)	1,542	84,918
Jack Henry & Associates, Inc. (Computers)	2,313	47,995
Jefferies Group, Inc.* (Diversified Financial Services)	3,855	82,227
JetBlue Airways Corp.* (Airlines)	14,392	61,454
Kansas City Southern Industries, Inc.* (Transportation)	2,827	45,543
KBR, Inc. (Engineering & Construction)	11,308	208,519
Kelly Services, Inc.—Class A (Commercial Services)	2,056	22,513
Kennametal, Inc. (Hand/Machine Tools)	5,140	98,585
Kindred Healthcare, Inc.* (Healthcare-Services)	2,056	25,433
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,285	56,630
Lender Processing Services, Inc. (Diversified Financial Services)	2,056	57,095
Lennox International, Inc. (Building Materials)	3,341	107,380
Liberty Property Trust (REIT)	7,453	171,717
Life Time Fitness, Inc.* (Leisure Time)	1,542	30,855
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,542	40,477
LKQ Corp.* (Distribution/Wholesale)	3,855	63,415
Louisiana-Pacific Corp.* (Forest Products & Paper)	6,425	21,973
Lubrizol Corp. (Chemicals)	4,883	231,015
M.D.C. Holdings, Inc. (Home Builders)	1,285	38,691
Mack-Cali Realty Corp. (REIT)	5,654	128,911
Macrovision Solutions Corp.* (Entertainment)	2,313	50,447
Manpower, Inc. (Commercial Services)	5,654	239,390
ManTech International Corp.—Class A* (Software)	771	33,184
Mariner Energy, Inc.* (Oil & Gas)	3,084	36,237
Martin Marietta Materials (Building Materials)	1,542	121,633
Masimo Corp.* (Healthcare-Products)	3,084	74,355
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	771	23,994
MDU Resources Group, Inc. (Electric)	7,196	136,508
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,570	41,942
Mentor Graphics Corp.* (Computers)	4,626	25,304
Mercury General Corp. (Insurance)	1,285	42,958
Mine Safety Appliances Co. (Environmental Control)	1,028	24,775
Minerals Technologies, Inc. (Chemicals)	771	27,771
Mohawk Industries, Inc.* (Textiles)	3,855	137,546
MPS Group, Inc.* (Commercial Services)	4,112	31,416
National Fuel Gas Co. (Pipelines)	5,654	203,996
National Instruments Corp. (Computers)	2,056	46,383
Nationwide Health Properties, Inc. (REIT)	7,196	185,225
NBTY, Inc.* (Pharmaceuticals)	1,542	43,361
NCR Corp.* (Computers)	5,654	66,887
New York Community Bancorp (Savings & Loans)	24,415	260,996
NewAlliance Bancshares, Inc. (Savings & Loans)	5,654	65,021
Newfield Exploration Co.* (Oil & Gas)	3,341	109,150
Nordson Corp. (Machinery-Diversified)	1,028	39,742
NSTAR (Electric)	7,453	239,316
NV Energy, Inc. (Electric)	16,705	180,247
OGE Energy Corp. (Electric)	6,939	196,512
Old Republic International Corp. (Insurance)	16,962	167,076
Olin Corp. (Chemicals)	2,056	24,446
OMEGA Healthcare Investors, Inc. (REIT)	5,911	91,739
Omnicare, Inc. (Pharmaceuticals)	3,598	92,684
ONEOK, Inc. (Gas)	7,453	219,789
Oshkosh Truck Corp. (Auto Manufacturers)	5,397	78,472
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,542	43,531
Overseas Shipholding Group, Inc. (Transportation)	771	26,245
Owens & Minor, Inc. (Distribution/Wholesale)	3,084	135,141
Packaging Corp. of America (Packaging & Containers)	7,196	116,575
PacWest Bancorp (Banks)	1,799	23,675
Palm, Inc.* (Computers)	6,168	102,204
Patriot Coal Corp.* (Coal)	2,313	14,757
Pentair, Inc. (Miscellaneous Manufacturing)	6,939	177,777
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

PepsiAmericas, Inc. (Beverages)	3,855	$103,353
Perrigo Co. (Pharmaceuticals)	3,598	99,952
PetSmart, Inc. (Retail)	3,341	71,698
Phillips-Van Heusen Corp. (Apparel)	3,598	103,227
Plains Exploration & Production Co.* (Oil & Gas)	3,084	84,378
PNM Resources, Inc. (Electric)	6,168	66,059
Polycom, Inc.* (Telecommunications)	2,570	52,094
Potlatch Corp. (Forest Products & Paper)	1,285	31,213
Pride International, Inc.* (Oil & Gas)	6,168	154,570
Protective Life Corp. (Insurance)	6,168	70,562
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,542	35,065
Ralcorp Holdings, Inc.* (Food)	1,799	109,595
Raymond James Financial Corp. (Diversified Financial Services)	3,598	61,922
Rayonier, Inc. (Forest Products & Paper)	5,654	205,523
Realty Income Corp. (REIT)	7,453	163,370
Regency Centers Corp. (REIT)	5,654	197,381
Regis Corp. (Retail)	3,084	53,692
Reinsurance Group of America, Inc. (Insurance)	2,570	89,719
Rent-A-Center, Inc.* (Commercial Services)	4,626	82,482
RF Micro Devices, Inc.* (Telecommunications)	18,761	70,541
RPM, Inc. (Chemicals)	8,995	126,290
Ruddick Corp. (Food)	2,827	66,237
SAIC, Inc.* (Commercial Services)	8,738	162,090
Saks, Inc.* (Retail)	10,280	45,540
Scholastic Corp. (Media)	1,799	35,602
Scientific Games Corp.—Class A* (Entertainment)	2,313	36,476
Semtech Corp.* (Semiconductors)	2,313	36,800
Sensient Technologies Corp. (Chemicals)	3,341	75,406
Service Corp. International (Commercial Services)	17,733	97,177
Shaw Group, Inc.* (Engineering & Construction)	5,911	162,020
SL Green Realty Corp. (REIT)	5,397	123,807
Smithfield Foods, Inc.* (Food)	8,481	118,480
Sonoco Products Co. (Packaging & Containers)	7,196	172,344
Southern Union Co. (Gas)	8,738	160,692
SPX Corp. (Miscellaneous Manufacturing)	3,598	176,194
SRA International, Inc.—Class A* (Computers)	1,285	22,565
StanCorp Financial Group, Inc. (Insurance)	1,799	51,595
STERIS Corp. (Healthcare-Products)	2,313	60,323
Sybase, Inc.* (Software)	3,084	96,653
Syniverse Holdings, Inc.* (Telecommunications)	2,570	41,197
Synovus Financial Corp. (Banks)	9,252	27,663
TCF Financial Corp. (Banks)	4,369	58,414
Tech Data Corp.* (Distribution/Wholesale)	3,598	117,691
Teleflex, Inc. (Miscellaneous Manufacturing)	2,827	126,734
Telephone & Data Systems, Inc. (Telecommunications)	7,196	203,647
Temple-Inland, Inc. (Forest Products & Paper)	7,453	97,783
Terra Industries, Inc. (Chemicals)	3,341	80,919
The Brink’s Co. (Miscellaneous Manufacturing)	2,827	82,068
The Macerich Co. (REIT)	5,775	101,698
The Ryland Group, Inc. (Home Builders)	1,028	17,270
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,799	63,055
Thoratec Corp.* (Healthcare-Products)	1,028	27,530
Tidewater, Inc. (Oil & Gas Services)	2,056	88,141
Timken Co. (Metal Fabricate/Hardware)	6,168	105,349
Tootsie Roll Industries, Inc. (Food)	1,028	23,325
Trustmark Corp. (Banks)	2,827	54,618
Tupperware Corp. (Household Products/Wares)	2,056	53,497
UDR, Inc. (REIT)	10,794	111,502
UGI Corp. (Gas)	4,112	104,815
United Rentals, Inc.* (Commercial Services)	1,799	11,675
Unitrin, Inc. (Insurance)	3,598	43,248
Universal Corp. (Agriculture)	1,799	59,565
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,799	87,881
URS Corp.* (Engineering & Construction)	5,911	292,713
Valeant Pharmaceuticals International* (Pharmaceuticals)	4,112	105,761
Valley National Bancorp (Banks)	5,911	69,159
Valmont Industries, Inc. (Metal Fabricate/Hardware)	514	37,049
Valspar Corp. (Chemicals)	7,196	162,126
Varian, Inc.* (Electronics)	1,028	40,534
Vectren Corp. (Gas)	5,654	132,473
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,481	302,263
Vishay Intertechnology, Inc.* (Electronics)	13,364	90,742
Wabtec Corp. (Machinery-Diversified)	1,542	49,606
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,313	60,994
Washington Federal, Inc. (Savings & Loans)	6,168	80,184
Waste Connections, Inc.* (Environmental Control)	2,313	59,930
Webster Financial Corp. (Banks)	3,855	31,033
Weingarten Realty Investors (REIT)	7,453	108,143
WellCare Health Plans, Inc.* (Healthcare-Services)	3,084	57,023
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	17,990	71,960
Werner Enterprises, Inc. (Transportation)	1,542	27,941
Westamerica Bancorp (Banks)	771	38,249
Westar Energy, Inc. (Electric)	7,710	144,717
WGL Holdings, Inc. (Gas)	1,799	57,604
Williams Sonoma, Inc. (Retail)	6,168	73,214
Wilmington Trust Corp. (Banks)	4,883	66,702
Wind River Systems, Inc.* (Software)	2,056	23,562
Woodward Governor Co. (Electronics)	1,799	35,620
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,369	55,879
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	2,056	48,645

TOTAL COMMON STOCKS
(Cost $21,366,805)		25,045,842

TOTAL INVESTMENT SECURITIES
(Cost $21,366,805)—100.6%		25,045,842
Net other assets (liabilities)—(0.6)%		(151,261)

NET ASSETS—100.0%		$24,894,581

*	Non-income producing security

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.1%
Aerospace/Defense	0.4%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.6%
Banks	4.7%
Beverages	0.4%
Biotechnology	1.9%
Building Materials	0.9%
Chemicals	4.5%
Coal	0.4%
Commercial Services	4.3%
Computers	2.3%
Cosmetics/Personal Care	0.4%
Distribution/Wholesale	2.1%
Diversified Financial Services	1.3%
Electric	7.7%
Electrical Components & Equipment	0.5%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	June 30, 2009
(unaudited)

Electronics	3.1%
Engineering & Construction	3.4%
Entertainment	0.4%
Environmental Control	0.3%
Food	2.2%
Forest Products & Paper	1.4%
Gas	3.6%
Hand/Machine Tools	0.4%
Healthcare-Products	2.4%
Healthcare-Services	2.4%
Home Builders	0.3%
Household Products/Wares	0.7%
Insurance	6.1%
Internet	0.7%
Investment Companies	0.2%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery-Diversified	1.4%
Media	0.1%
Metal Fabricate/Hardware	1.0%
Miscellaneous Manufacturing	3.8%
Office Furnishings	0.2%
Oil & Gas	2.4%
Oil & Gas Services	0.7%
Packaging & Containers	1.6%
Pharmaceuticals	1.8%
Pipelines	0.8%
REIT	10.6%
Retail	4.5%
Retail-Restaurants	0.3%
Savings & Loans	2.4%
Semiconductors	1.5%
Software	1.1%
Telecommunications	2.4%
Textiles	0.6%
Transportation	0.7%
Trucking & Leasing	0.3%
Water	0.4%
Other**	(0.6)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$21,366,805

Securities, at value	25,045,842

Total Investment Securities, at value	25,045,842
Dividends receivable	33,694
Receivable for investments sold	202,031
Prepaid expenses	152

Total Assets	25,281,719

Liabilities:
Cash overdraft	33,679
Payable for investments purchased	186,604
Payable for capital shares redeemed	129,390
Advisory fees payable	9,737
Management services fees payable	1,298
Administration fees payable	654
Administrative services fees payable	5,973
Distribution fees payable	4,279
Trustee fees payable	1
Transfer agency fees payable	1,040
Fund accounting fees payable	1,314
Compliance services fees payable	359
Other accrued expenses	12,810

Total Liabilities	387,138

Net Assets	$24,894,581

Net Assets consist of:
Capital	$41,683,716
Accumulated net investment income (loss)	413,066
Accumulated net realized gains (losses) on investments	(20,881,238)
Net unrealized appreciation (depreciation) on investments	3,679,037

Net Assets	$24,894,581

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,440,367

Net Asset Value (offering and redemption price per share)	$17.28

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$270,722
Interest	15

Total Investment Income	270,737

Expenses:
Advisory fees	65,134
Management services fees	8,685
Administration fees	3,874
Transfer agency fees	5,974
Administrative services fees	30,293
Distribution fees	21,711
Custody fees	12,071
Fund accounting fees	8,900
Trustee fees	138
Compliance services fees	93
Other fees	11,199

Total Gross Expenses before reductions	168,072
Less Expenses reduced by the Advisor	(24,821)

Total Net Expenses	143,251

Net Investment Income (Loss)	127,486

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,372,391)
Change in net unrealized appreciation/depreciation on investments	2,138,745

Net Realized and Unrealized Gains (Losses) on Investments	(233,646)

Change in Net Assets Resulting from Operations	$(106,160)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$127,486	$285,580
Net realized gains (losses) on investments	(2,372,391)	(9,370,144)
Change in net unrealized appreciation/depreciation on investments	2,138,745	(8,969,472)

Change in net assets resulting from operations	(106,160)	(18,054,036)

Distributions to Shareholders From:
Net realized gains on investments	—	(7,812,343)

Change in net assets resulting from distributions	—	(7,812,343)

Capital Transactions:
Proceeds from shares issued	32,096,165	129,090,765
Dividends reinvested	—	7,812,343
Value of shares redeemed	(25,584,425)	(157,967,132)

Change in net assets resulting from capital transactions	6,511,740	(21,064,024)

Change in net assets	6,405,580	(46,930,403)
Net Assets:
Beginning of period	18,489,001	65,419,404

End of period	$24,894,581	$18,489,001

Accumulated net investment income (loss)	$413,066	$285,580

Share Transactions:
Issued	1,942,579	4,894,330
Reinvested	—	327,424
Redeemed	(1,608,234)	(6,192,062)

Change in shares	334,345	(970,308)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$16.72		$31.51	$32.46	$34.73	$34.87	$31.56

Investment Activities:
Net investment income (loss)(a)	0.12		0.18	(0.02)	0.13	0.01	(0.10)
Net realized and unrealized gains (losses) on investments	0.44	(b)	(10.18)	0.36	3.69	3.05	5.02

Total income (loss) from investment activities	0.56		(10.00)	0.34	3.82	3.06	4.92

Distributions to Shareholders From:
Net investment income	—		—	(0.20)	(0.01)	—	—
Net realized gains on investments	—		(4.79)	(1.09)	(6.08)	(3.20)	(1.61)

Total distributions	—		(4.79)	(1.29)	(6.09)	(3.20)	(1.61)

Net Asset Value, End of Period	$17.28		$16.72	$31.51	$32.46	$34.73	$34.87

Total Return	3.35	%(c)	(36.29)%	0.97%	12.30%	8.84%	15.96%

Ratios to Average Net Assets:
Gross expenses(d)	1.94%		1.79%	1.72%	1.76%	1.87%	1.92%
Net expenses(d)	1.65%		1.63%	1.63%	1.70%	1.87%	1.92%
Net investment income (loss)(d)	1.47%		0.68%	(0.07)%	0.37%	0.02%	(0.30)%

Supplemental Data:
Net assets, end of period (000’s)	$24,895		$18,489	$65,419	$104,736	$99,606	$125,416
Portfolio turnover rate(e)	135	%(c)	288%	323%	560%	964%	748%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Priceline.com, Inc.	1.3%
Ross Stores, Inc.	1.3%
Roper Industries, Inc.	1.2%
Cerner Corp.	1.1%
Church & Dwight, Inc.	1.1%

S&P MidCap 400/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	26%
Industrial	17%
Consumer Cyclical	16%
Technology	11%
Financial	9%
Energy	8%
Communications	6%
Basic Materials	5%
Utilities	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	June 30, 2009
(unaudited)

Common Stocks (99.9%)
	Shares	Value

3Com Corp.* (Telecommunications)	9,061	$42,677
99 Cents Only Stores* (Retail)	2,132	28,953
Aaron’s, Inc. (Commercial Services)	3,731	111,258
ACI Worldwide, Inc.* (Software)	3,198	44,644
Acxiom Corp. (Software)	2,665	23,532
ADC Telecommunications, Inc.* (Telecommunications)	5,863	46,669
ADTRAN, Inc. (Telecommunications)	3,198	68,661
Advance Auto Parts, Inc. (Retail)	9,061	375,941
Advent Software, Inc.* (Software)	533	17,477
Aecom Technology Corp.* (Engineering & Construction)	3,731	119,392
Aeropostale, Inc.* (Retail)	6,396	219,191
Affiliated Managers Group, Inc.* (Diversified Financial Services)	4,264	248,122
AGCO Corp.* (Machinery-Diversified)	3,198	92,966
Airgas, Inc. (Chemicals)	4,264	172,820
Alaska Air Group, Inc.* (Airlines)	3,731	68,128
Albemarle Corp. (Chemicals)	5,863	149,917
Alberto-Culver Co. (Cosmetics/Personal Care)	3,198	81,325
Alliance Data Systems Corp.* (Commercial Services)	5,863	241,497
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,198	263,387
AMB Property Corp. (REIT)	6,396	120,309
American Eagle Outfitters, Inc. (Retail)	13,325	188,815
AmeriCredit Corp.* (Diversified Financial Services)	5,330	72,221
Ametek, Inc. (Electrical Components & Equipment)	10,660	368,623
ANSYS, Inc.* (Software)	8,528	265,732
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,198	107,996
Aqua America, Inc. (Water)	5,330	95,407
Arch Coal, Inc. (Coal)	6,929	106,499
Atmel Corp.* (Semiconductors)	13,858	51,690
Avocent Corp.* (Internet)	2,132	29,763
Bank of Hawaii Corp. (Banks)	2,665	95,487
Beckman Coulter, Inc. (Healthcare-Products)	2,665	152,278
Bill Barrett Corp.* (Oil & Gas)	1,066	29,272
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	1,066	80,462
BJ’s Wholesale Club, Inc.* (Retail)	2,665	85,893
BorgWarner, Inc. (Auto Parts & Equipment)	5,330	181,913
Broadridge Financial Solutions, Inc. (Software)	8,528	141,394
Brown & Brown, Inc. (Insurance)	11,193	223,076
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	7,462	213,115
Career Education Corp.* (Commercial Services)	6,929	172,463
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,132	51,253
Carpenter Technology Corp. (Iron/Steel)	2,665	55,459
Cathay Bancorp, Inc. (Banks)	2,665	25,344
Cerner Corp.* (Software)	6,396	398,407
Charles River Laboratories International, Inc.* (Biotechnology)	2,665	89,944
Cheesecake Factory, Inc.* (Retail)	3,198	55,325
Chico’s FAS, Inc.* (Retail)	17,056	165,955
Chipotle Mexican Grill, Inc.—Class A* (Retail)	3,198	255,840
Church & Dwight, Inc. (Household Products/Wares)	6,929	376,314
Cimarex Energy Co. (Oil & Gas)	4,797	135,947
Clean Harbors, Inc.* (Environmental Control)	2,132	115,107
Cliffs Natural Resources, Inc. (Iron/Steel)	12,792	313,020
Coldwater Creek, Inc.* (Retail)	2,132	12,920
Commerce Bancshares, Inc. (Banks)	3,198	101,792
Commercial Metals Co. (Metal Fabricate/Hardware)	6,396	102,528
Commscope, Inc.* (Telecommunications)	7,995	209,949
Community Health Systems, Inc.* (Healthcare-Services)	4,264	107,666
Comstock Resources, Inc.* (Oil & Gas)	4,264	140,925
Con-way, Inc. (Transportation)	4,264	150,562
Copart, Inc.* (Retail)	6,396	221,749
Corinthian Colleges, Inc.* (Commercial Services)	4,797	81,213
Corporate Office Properties Trust (REIT)	1,066	31,266
Corrections Corp. of America* (Commercial Services)	4,264	72,445
Covance, Inc.* (Healthcare-Services)	3,731	183,565
Cree Research, Inc.* (Semiconductors)	8,528	250,638
Cullen/Frost Bankers, Inc. (Banks)	2,665	122,910
Dick’s Sporting Goods, Inc.* (Retail)	8,528	146,682
Digital River, Inc.* (Internet)	3,731	135,510
Dollar Tree, Inc.* (Retail)	8,528	359,029
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,462	258,484
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	7,462	205,877
DST Systems, Inc.* (Computers)	3,731	137,860
Dycom Industries, Inc.* (Engineering & Construction)	1,599	17,701

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Eaton Vance Corp. (Diversified Financial Services)	11,193	$299,413
Edwards Lifesciences Corp.* (Healthcare-Products)	3,198	217,560
Encore Acquisition Co.* (Oil & Gas)	5,330	164,430
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	11,193	200,579
Energen Corp. (Gas)	4,797	191,400
Energizer Holdings, Inc.* (Electrical Components & Equipment)	6,929	361,971
Equinix, Inc.* (Internet)	1,066	77,541
F5 Networks, Inc.* (Internet)	7,462	258,111
FactSet Research Systems, Inc. (Computers)	4,264	212,646
Fair Isaac Corp. (Software)	2,665	41,201
Flowers Foods, Inc. (Food)	3,731	81,485
FMC Corp. (Chemicals)	6,929	327,742
Fossil, Inc.* (Household Products/Wares)	4,264	102,677
Frontier Oil Corp. (Oil & Gas)	10,127	132,765
FTI Consulting, Inc.* (Commercial Services)	4,797	243,304
Gartner Group, Inc.* (Commercial Services)	5,863	89,469
Gen-Probe, Inc.* (Healthcare-Products)	5,330	229,083
Global Payments, Inc. (Software)	7,995	299,493
Graco, Inc. (Machinery-Diversified)	5,863	129,103
Granite Construction, Inc. (Engineering & Construction)	1,599	53,215
GUESS?, Inc. (Apparel)	5,863	151,148
Hanesbrands, Inc.* (Apparel)	3,731	56,002
Hanover Insurance Group, Inc. (Insurance)	4,797	182,814
Hansen Natural Corp.* (Beverages)	6,929	213,552
Harsco Corp. (Miscellaneous Manufacturing)	3,198	90,503
HCC Insurance Holdings, Inc. (Insurance)	10,660	255,947
Health Management Associates, Inc.—Class A* (Healthcare-Services)	14,391	71,092
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	9,594	104,287
Helmerich & Payne, Inc. (Oil & Gas)	10,127	312,620
Henry Schein, Inc.* (Healthcare-Products)	5,330	255,573
Herman Miller, Inc. (Office Furnishings)	5,330	81,762
Hewitt Associates, Inc.* (Commercial Services)	2,665	79,364
Hologic, Inc.* (Healthcare-Products)	25,051	356,476
IDEX Corp. (Machinery-Diversified)	3,731	91,671
IDEXX Laboratories, Inc.* (Healthcare-Products)	5,863	270,871
Immucor, Inc.* (Healthcare-Products)	6,929	95,343
International Bancshares Corp. (Banks)	2,665	27,476
International Rectifier Corp.* (Semiconductors)	2,665	39,469
International Speedway Corp. (Entertainment)	1,599	40,950
Itron, Inc.* (Electronics)	2,132	117,409
ITT Educational Services, Inc.* (Commercial Services)	3,198	321,911
J. Crew Group, Inc.* (Retail)	4,797	129,615
J.B. Hunt Transport Services, Inc. (Transportation)	7,995	244,087
Jack Henry & Associates, Inc. (Computers)	4,797	99,538
Jefferies Group, Inc.* (Diversified Financial Services)	6,929	147,796
John Wiley & Sons, Inc. (Media)	4,264	141,778
Jones Lang LaSalle, Inc. (Real Estate)	4,264	139,561
Joy Global, Inc. (Machinery-Construction & Mining)	10,127	361,736
Kansas City Southern Industries, Inc.* (Transportation)	5,330	85,866
Kinetic Concepts, Inc.* (Healthcare-Products)	5,330	145,242
Korn/Ferry International* (Commercial Services)	4,264	45,369
Lam Research Corp.* (Semiconductors)	12,259	318,734
Lamar Advertising Co.* (Advertising)	7,462	113,945
Landstar System, Inc. (Transportation)	4,797	172,260
Lender Processing Services, Inc. (Diversified Financial Services)	5,330	148,014
Life Time Fitness, Inc.* (Leisure Time)	1,599	31,996
LifePoint Hospitals, Inc.* (Healthcare-Services)	3,198	83,947
Lincare Holdings, Inc.* (Healthcare-Services)	6,929	162,970
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,264	153,675
LKQ Corp.* (Distribution/Wholesale)	8,528	140,286
M.D.C. Holdings, Inc. (Home Builders)	1,599	48,146
Macrovision Solutions Corp.* (Entertainment)	4,797	104,623
ManTech International Corp.—Class A* (Software)	1,066	45,881
Mariner Energy, Inc.* (Oil & Gas)	5,330	62,627
Martin Marietta Materials (Building Materials)	2,132	168,172
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	4,797	170,725
Masimo Corp.* (Healthcare-Products)	533	12,851
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,132	66,348
MDU Resources Group, Inc. (Electric)	7,995	151,665
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,132	34,794
Mentor Graphics Corp.* (Computers)	2,665	14,578
Mercury General Corp. (Insurance)	1,599	53,455
Metavante Technologies, Inc.* (Software)	8,528	220,534
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	3,198	246,726
Micros Systems, Inc.* (Computers)	7,995	202,433
Mine Safety Appliances Co. (Environmental Control)	1,599	38,536
Minerals Technologies, Inc. (Chemicals)	533	19,199
MPS Group, Inc.* (Commercial Services)	3,198	24,433
MSC Industrial Direct Co.—Class A (Retail)	4,264	151,287
National Instruments Corp. (Computers)	2,665	60,122
Navigant Consulting Co.* (Commercial Services)	4,797	61,977
NBTY, Inc.* (Pharmaceuticals)	3,198	89,928
NCR Corp.* (Computers)	7,462	88,275
Netflix, Inc.* (Internet)	3,731	154,240
NeuStar, Inc.* (Telecommunications)	6,929	153,547
NewAlliance Bancshares, Inc. (Savings & Loans)	2,665	30,648
Newfield Exploration Co.* (Oil & Gas)	8,528	278,610
Nordson Corp. (Machinery-Diversified)	1,599	61,817
NVR, Inc.* (Home Builders)	533	267,774
Oceaneering International, Inc.* (Oil & Gas Services)	5,330	240,916
Olin Corp. (Chemicals)	4,797	57,036
Omnicare, Inc. (Pharmaceuticals)	5,330	137,301
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,731	105,326
Overseas Shipholding Group, Inc. (Transportation)	1,599	54,430
Palm, Inc.* (Computers)	5,330	88,318
Panera Bread Co.—Class A* (Retail)	3,198	159,452
Parametric Technology Corp.* (Software)	11,193	130,846
Patriot Coal Corp.* (Coal)	4,264	27,204
Patterson-UTI Energy, Inc. (Oil & Gas)	14,924	191,923
Perrigo Co. (Pharmaceuticals)	2,665	74,034
PetSmart, Inc. (Retail)	7,995	171,573
Pharmaceutical Product Development, Inc. (Commercial Services)	11,726	272,278
Plains Exploration & Production Co.* (Oil & Gas)	7,462	204,160
Plantronics, Inc. (Telecommunications)	4,797	90,711
Polycom, Inc.* (Telecommunications)	4,797	97,235
Potlatch Corp. (Forest Products & Paper)	2,132	51,786
Priceline.com, Inc.* (Internet)	4,264	475,649
Pride International, Inc.* (Oil & Gas)	8,528	213,712
Psychiatric Solutions, Inc.* (Healthcare-Services)	3,198	72,723
Quicksilver Resources, Inc.* (Oil & Gas)	11,193	103,983
Ralcorp Holdings, Inc.* (Food)	2,665	162,352
Raymond James Financial Corp. (Diversified Financial Services)	4,264	73,383
Reinsurance Group of America, Inc. (Insurance)	3,198	111,642
Reliance Steel & Aluminum Co. (Iron/Steel)	6,396	245,542
ResMed, Inc.* (Healthcare-Products)	7,462	303,927
Rollins, Inc. (Commercial Services)	3,731	64,584
Roper Industries, Inc. (Miscellaneous Manufacturing)	9,061	410,554
Ross Stores, Inc. (Retail)	12,259	473,197

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

SAIC, Inc.* (Commercial Services)	7,995	$148,307
Scientific Games Corp.—Class A* (Entertainment)	3,198	50,432
SEI Investments Co. (Software)	12,792	230,768
Semtech Corp.* (Semiconductors)	2,665	42,400
Sepracor, Inc.* (Pharmaceuticals)	10,660	184,631
Silicon Laboratories, Inc.* (Semiconductors)	4,264	161,776
Sotheby’s (Commercial Services)	6,396	90,248
SRA International, Inc.—Class A* (Computers)	2,665	46,797
StanCorp Financial Group, Inc. (Insurance)	2,132	61,146
Steel Dynamics, Inc. (Iron/Steel)	18,122	266,937
STERIS Corp. (Healthcare-Products)	2,665	69,503
Strayer Education, Inc. (Commercial Services)	1,599	348,758
Superior Energy Services, Inc.* (Oil & Gas Services)	7,462	128,869
SVB Financial Group* (Banks)	3,198	87,050
Sybase, Inc.* (Software)	3,731	116,930
Syniverse Holdings, Inc.* (Telecommunications)	1,599	25,632
Synopsys, Inc.* (Computers)	13,858	270,370
Synovus Financial Corp. (Banks)	14,924	44,623
TCF Financial Corp. (Banks)	4,797	64,136
Techne Corp. (Healthcare-Products)	3,731	238,075
Terex Corp.* (Machinery-Construction & Mining)	10,660	128,666
Terra Industries, Inc. (Chemicals)	5,330	129,093
The Corporate Executive Board Co. (Commercial Services)	3,198	66,390
The Ryland Group, Inc. (Home Builders)	2,665	44,772
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	2,132	74,727
The Timberland Co.—Class A* (Apparel)	4,264	56,583
The Warnaco Group, Inc.* (Apparel)	4,264	138,154
Thomas & Betts Corp.* (Electronics)	5,330	153,664
Thor Industries, Inc. (Home Builders)	3,198	58,747
Thoratec Corp.* (Healthcare-Products)	4,264	114,190
Tidewater, Inc. (Oil & Gas Services)	2,132	91,399
Toll Brothers, Inc.* (Home Builders)	12,792	217,080
Tootsie Roll Industries, Inc. (Food)	1,066	24,188
Trimble Navigation, Ltd.* (Electronics)	11,726	230,181
Trinity Industries, Inc. (Miscellaneous Manufacturing)	7,462	101,632
Trustmark Corp. (Banks)	1,066	20,595
Tupperware Corp. (Household Products/Wares)	3,198	83,212
UGI Corp. (Gas)	4,797	122,276
Under Armour, Inc.—Class A* (Retail)	3,731	83,500
Unit Corp.* (Oil & Gas)	4,797	132,253
United Rentals, Inc.* (Commercial Services)	3,198	20,755
United Therapeutics Corp.* (Pharmaceuticals)	2,132	177,660
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,665	130,185
Urban Outfitters, Inc.* (Retail)	11,193	233,598
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,132	54,835
Valley National Bancorp (Banks)	5,863	68,597
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,066	76,837
ValueClick, Inc.* (Internet)	8,528	89,715
Varian, Inc.* (Electronics)	1,066	42,032
VCA Antech, Inc.* (Pharmaceuticals)	7,995	213,466
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,330	189,961
W.R. Berkley Corp. (Insurance)	13,325	286,088
Wabtec Corp. (Machinery-Diversified)	2,665	85,733
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	5,330	140,552
Waste Connections, Inc.* (Environmental Control)	4,264	110,480
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	4,264	160,028
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	15,990	63,960
Werner Enterprises, Inc. (Transportation)	2,132	38,632
Westamerica Bancorp (Banks)	1,599	79,326
WGL Holdings, Inc. (Gas)	2,132	68,267
Wind River Systems, Inc.* (Software)	3,731	42,757
WMS Industries, Inc.* (Leisure Time)	4,797	151,153
Woodward Governor Co. (Electronics)	3,198	63,320
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	3,198	75,665

TOTAL COMMON STOCKS
(Cost $27,604,754)		35,446,014

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $13,000 (Collateralized by $13,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $13,324)	$13,000	13,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $3,000 (Collateralized by $3,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $3,215)	3,000	3,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $20,000 (Collateralized by $20,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $21,431)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,000)		36,000

TOTAL INVESTMENT SECURITIES
(Cost $27,640,754)—100.0%		35,482,014
Net other assets (liabilities)—(NM)		(7,574)

NET ASSETS—100.0%		$35,474,440

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.3%
Aerospace/Defense	0.7%
Airlines	0.2%
Apparel	1.2%
Auto Parts & Equipment	0.5%
Banks	2.1%
Beverages	0.6%
Biotechnology	1.0%
Building Materials	0.5%
Chemicals	2.5%
Coal	0.4%
Commercial Services	7.9%
Computers	3.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.4%
Diversified Financial Services	3.1%
Electric	0.4%
Electrical Components & Equipment	2.7%
Electronics	1.6%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	June 30, 2009
(unaudited)

Engineering & Construction	0.4%
Entertainment	1.1%
Environmental Control	0.7%
Food	0.8%
Forest Products & Paper	0.1%
Gas	1.0%
Hand/Machine Tools	0.4%
Healthcare-Products	6.9%
Healthcare-Services	2.3%
Home Builders	1.8%
Household Products/Wares	1.8%
Insurance	3.3%
Internet	3.4%
Iron/Steel	2.6%
Leisure Time	0.5%
Machinery-Construction & Mining	2.0%
Machinery-Diversified	1.6%
Media	0.4%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	3.1%
Office Furnishings	0.2%
Oil & Gas	6.1%
Oil & Gas Services	1.7%
Pharmaceuticals	3.7%
REIT	0.4%
Real Estate	0.4%
Retail	9.8%
Retail-Restaurants	0.2%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	5.5%
Telecommunications	2.1%
Toys/Games/Hobbies	0.5%
Transportation	2.1%
Water	0.3%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$27,640,754

Securities, at value	35,446,014
Repurchase agreements, at value	36,000

Total Investment Securities, at value	35,482,014
Cash	357
Dividends and interest receivable	13,368
Receivable for capital shares issued	391,303
Receivable for investments sold	719,697
Prepaid expenses	211

Total Assets	36,606,950

Liabilities:
Payable for investments purchased	1,081,801
Advisory fees payable	15,004
Management services fees payable	2,001
Administration fees payable	965
Administrative services fees payable	8,704
Distribution fees payable	6,222
Trustee fees payable	1
Transfer agency fees payable	1,536
Fund accounting fees payable	1,941
Compliance services fees payable	603
Other accrued expenses	13,732

Total Liabilities	1,132,510

Net Assets	$35,474,440

Net Assets consist of:
Capital	$47,919,150
Accumulated net investment income (loss)	(105,550)
Accumulated net realized gains (losses) on investments	(20,180,420)
Net unrealized appreciation (depreciation) on investments	7,841,260

Net Assets	$35,474,440

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,649,684

Net Asset Value (offering and redemption price per share)	$21.50

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$98,230
Interest	39

Total Investment Income	98,269

Expenses:
Advisory fees	92,655
Management services fees	12,354
Administration fees	5,154
Transfer agency fees	7,950
Administrative services fees	43,259
Distribution fees	30,885
Custody fees	10,683
Fund accounting fees	11,246
Trustee fees	171
Compliance services fees	235
Other fees	14,385

Total Gross Expenses before reductions	228,977
Less Expenses reduced by the Advisor	(25,158)

Total Net Expenses	203,819

Net Investment Income (Loss)	(105,550)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,218,408)
Change in net unrealized appreciation/depreciation on investments	6,286,066

Net Realized and Unrealized Gains (Losses) on Investments	4,067,658

Change in Net Assets Resulting from Operations	$3,962,108

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(105,550)	$(466,319)
Net realized gains (losses) on investments	(2,218,408)	(8,685,972)
Change in net unrealized appreciation/depreciation on investments	6,286,066	(12,101,183)

Change in net assets resulting from operations	3,962,108	(21,253,474)

Distributions to Shareholders From:
Net realized gains on investments	—	(7,205,624)

Change in net assets resulting from distributions	—	(7,205,624)

Capital Transactions:
Proceeds from shares issued	60,216,952	196,823,736
Dividends reinvested	—	7,205,624
Value of shares redeemed	(47,989,457)	(221,587,991)

Change in net assets resulting from capital transactions	12,227,495	(17,558,631)

Change in net assets	16,189,603	(46,017,729)
Net Assets:
Beginning of period	19,284,837	65,302,566

End of period	$35,474,440	$19,284,837

Accumulated net investment income (loss)	$(105,550)	$—

Share Transactions:
Issued	3,143,193	6,126,991
Reinvested	—	251,857
Redeemed	(2,495,001)	(7,235,490)

Change in shares	648,192	(856,642)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$19.26		$35.14	$34.62	$34.84	$32.34	$29.80

Investment Activities:
Net investment income (loss)(a)	(0.08)		(0.32)	(0.23)	(0.40)	(0.36)	(0.36)
Net realized and unrealized gains (losses) on investments	2.32		(12.23)	4.23	1.69	3.95	3.62

Total income (loss) from investment activities	2.24		(12.55)	4.00	1.29	3.59	3.26

Distributions to Shareholders From:
Net realized gains on investments	—		(3.33)	(3.48)	(1.51)	(1.09)	(0.72)

Net Asset Value, End of Period	$21.50		$19.26	$35.14	$34.62	$34.84	$32.34

Total Return	11.63	%(b)	(38.81)%	11.74%	3.98%	11.22%	11.08%

Ratios to Average Net Assets:
Gross expenses(c)	1.85%		1.79%	1.72%	1.78%	1.89%	1.94%
Net expenses(c)	1.65%		1.63%	1.66%	1.76%	1.89%	1.94%
Net investment income (loss)(c)	(0.85)%		(1.04)%	(0.63)%	(1.13)%	(1.07)%	(1.20)%

Supplemental Data:
Net assets, end of period (000’s)	$35,474		$19,285	$65,303	$67,116	$155,722	$75,078
Portfolio turnover rate(d)	199	%(b)	427%	616%	685%	943%	792%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Atmos Energy Corp.	1.4%
Senior Housing Properties Trust	1.2%
New Jersey Resources Corp.	1.0%
Rock-Tenn Co.—Class A	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value
Index - Composition
% of Index

Financial	23%
Industrial	19%
Consumer Non-Cyclical	16%
Consumer Cyclical	15%
Technology	9%
Utilities	9%
Basic Materials	4%
Communications	4%
Energy	1%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (100.2%)
	Shares	Value

ABM Industries, Inc. (Commercial Services)	4,956	$89,555
Acadia Realty Trust (REIT)	4,425	57,746
Actel Corp.* (Semiconductors)	1,770	18,992
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,124	59,578
Adaptec, Inc.* (Telecommunications)	13,452	35,648
Administaff, Inc. (Commercial Services)	2,478	57,663
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,540	31,825
Agilysys, Inc. (Computers)	2,478	11,597
Albany International Corp.—Class A (Machinery-Diversified)	3,009	34,242
Align Technology, Inc.* (Healthcare-Products)	4,248	45,029
ALLETE, Inc. (Electric)	3,009	86,509
Alliance One International, Inc.* (Agriculture)	9,735	36,993
Almost Family, Inc.* (Healthcare-Services)	177	4,621
AMCOL International Corp. (Mining)	885	19,098
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,071	64,322
American Public Education, Inc.* (Commercial Services)	531	21,033
American States Water Co. (Water)	1,947	67,444
American Vanguard Corp. (Chemicals)	531	6,000
AMERIGROUP Corp.* (Healthcare-Services)	5,841	156,831
AMN Healthcare Services, Inc.* (Commercial Services)	1,239	7,905
Analogic Corp. (Electronics)	1,416	52,321
Anixter International, Inc.* (Telecommunications)	1,416	53,227
Apogee Enterprises, Inc. (Building Materials)	3,009	37,011
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,071	80,199
Applied Signal Technology, Inc. (Telecommunications)	531	13,546
Arbitron, Inc. (Commercial Services)	1,593	25,313
Arch Chemicals, Inc. (Chemicals)	2,832	69,639
Arctic Cat, Inc. (Leisure Time)	1,239	5,006
Arkansas Best Corp. (Transportation)	2,832	74,623
ArQule, Inc.* (Biotechnology)	2,124	13,041
Arris Group, Inc.* (Telecommunications)	4,956	60,265
ATC Technology Corp.* (Auto Parts & Equipment)	1,239	17,965
Atmos Energy Corp. (Gas)	10,089	252,629
Atwood Oceanics, Inc.* (Oil & Gas)	2,655	66,136
Audiovox Corp.—Class A* (Telecommunications)	2,124	12,447
Avid Technology, Inc.* (Software)	3,363	45,098
Avista Corp. (Electric)	6,018	107,181
AZZ, Inc.* (Miscellaneous Manufacturing)	708	24,362
Badger Meter, Inc. (Electronics)	708	29,028
Baldor Electric Co. (Hand/Machine Tools)	5,133	122,114
Bank Mutual Corp. (Banks)	5,133	44,760
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,602	54,718
Belden, Inc. (Electrical Components & Equipment)	5,133	85,721
Benchmark Electronics, Inc.* (Electronics)	3,363	48,427
Big 5 Sporting Goods Corp. (Retail)	2,301	25,449
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	354	11,190
BioMed Realty Trust, Inc. (REIT)	10,620	108,643
Black Box Corp. (Telecommunications)	1,947	65,166
Blue Coat Systems, Inc.* (Internet)	2,655	43,914
Blue Nile, Inc.* (Internet)	708	30,437
Boston Private Financial Holdings, Inc. (Banks)	7,080	31,718
Bowne & Co., Inc. (Commercial Services)	3,009	19,589
Brady Corp.—Class A (Electronics)	2,124	53,355
Briggs & Stratton Corp. (Machinery-Diversified)	5,487	73,197
Brightpoint, Inc.* (Distribution/Wholesale)	5,664	35,513
Bristow Group, Inc.* (Transportation)	1,770	52,445
Brookline Bancorp, Inc. (Savings & Loans)	6,549	61,037
Brooks Automation, Inc.* (Semiconductors)	3,717	16,652
Brown Shoe Co., Inc. (Retail)	4,779	34,600
Brunswick Corp. (Leisure Time)	9,735	42,055
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,248	19,074
Buffalo Wild Wings, Inc.* (Retail)	1,239	40,292
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,832	5,664
Cabela’s, Inc.* (Retail)	4,425	54,427
Cabot Microelectronics Corp.* (Chemicals)	1,239	35,051
Cal-Maine Foods, Inc. (Food)	708	17,672
Calgon Carbon Corp.* (Environmental Control)	3,894	54,088
California Pizza Kitchen, Inc.* (Retail)	1,416	18,819

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Cambrex Corp.* (Biotechnology)	1,062	$4,375
Cascade Corp. (Machinery-Diversified)	354	5,568
Casey’s General Stores, Inc. (Retail)	2,301	59,113
Cash America International, Inc. (Retail)	1,416	33,120
CDI Corp. (Commercial Services)	1,416	15,788
Cedar Shopping Centers, Inc. (REIT)	4,956	22,401
Centene Corp.* (Healthcare-Services)	4,779	95,484
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,611	74,968
Central Pacific Financial Corp. (Banks)	3,186	11,947
Central Vermont Public Service Corp. (Electric)	1,239	22,426
Century Aluminum Co.* (Mining)	6,195	38,595
CH Energy Group, Inc. (Electric)	1,770	82,659
Charlotte Russe Holding, Inc.* (Retail)	2,301	29,637
Checkpoint Systems, Inc.* (Electronics)	4,248	66,651
Christopher & Banks Corp. (Retail)	3,894	26,129
Ciber, Inc.* (Computers)	6,726	20,851
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,062	25,074
CKE Restaurants, Inc. (Retail)	2,478	21,013
Clarcor, Inc. (Miscellaneous Manufacturing)	2,655	77,499
Clearwater Paper Corp.* (Forest Products & Paper)	531	13,429
Cognex Corp. (Machinery-Diversified)	2,301	32,513
Cohu, Inc. (Semiconductors)	1,062	9,537
Colonial Properties Trust (REIT)	5,310	39,294
Columbia Banking System, Inc. (Banks)	1,947	19,918
Community Bank System, Inc. (Banks)	3,540	51,542
Computer Programs & Systems, Inc. (Software)	177	6,781
comScore, Inc.* (Internet)	1,062	14,146
CONMED Corp.* (Healthcare-Products)	1,947	30,217
Consolidated Graphics, Inc.* (Commercial Services)	1,239	21,583
Cooper Cos., Inc. (Healthcare-Products)	2,478	61,281
CorVel Corp.* (Commercial Services)	354	8,061
Cross Country Healthcare, Inc.* (Commercial Services)	3,363	23,104
CryoLife, Inc.* (Biotechnology)	2,301	12,748
CSG Systems International, Inc.* (Software)	1,770	23,435
CTS Corp. (Electronics)	3,717	24,346
Cubic Corp. (Electronics)	885	31,674
Cyberonics, Inc.* (Healthcare-Products)	1,770	29,435
Cypress Semiconductor Corp.* (Semiconductors)	15,753	144,928
Delphi Financial Group, Inc.—Class A (Insurance)	4,779	92,856
DiamondRock Hospitality Co. (REIT)	11,859	74,237
Digi International, Inc.* (Software)	1,062	10,354
Dime Community Bancshares, Inc. (Savings & Loans)	2,832	25,800
DineEquity, Inc. (Retail)	1,770	55,206
DSP Group, Inc.* (Semiconductors)	2,478	16,751
DTS, Inc.* (Home Furnishings)	1,239	33,540
E.W. Scripps Co. (Media)	3,186	6,659
EastGroup Properties, Inc. (REIT)	2,832	93,513
Eclipsys Corp.* (Software)	4,071	72,382
El Paso Electric Co.* (Electric)	2,832	39,535
EMCOR Group, Inc.* (Engineering & Construction)	7,257	146,011
EMS Technologies, Inc.* (Telecommunications)	1,239	25,895
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,124	38,253
Entertainment Properties Trust (REIT)	3,894	80,216
Enzo Biochem, Inc.* (Biotechnology)	2,655	11,762
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,593	71,366
Esterline Technologies Corp.* (Aerospace/Defense)	1,770	47,914
Ethan Allen Interiors, Inc. (Home Furnishings)	3,186	33,007
Exar Corp.* (Semiconductors)	2,832	20,362
Extra Space Storage, Inc. (REIT)	9,558	79,809
FairPoint Communications, Inc. (Telecommunications)	9,912	5,947
FEI Co.* (Electronics)	2,655	60,799
Financial Federal Corp. (Diversified Financial Services)	2,832	58,198
First BanCorp (Banks)	3,894	15,381
First Commonwealth Financial Corp. (Banks)	8,319	52,742
First Financial Bancorp (Banks)	4,602	34,607
First Financial Bankshares, Inc. (Banks)	1,062	53,482
First Midwest Bancorp, Inc. (Banks)	5,310	38,816
Forestar Group, Inc.* (Real Estate)	3,894	46,261
Forrester Research, Inc.* (Commercial Services)	708	17,381
Franklin Street Properties Corp. (REIT)	6,549	86,774
Fred’s, Inc. (Retail)	4,425	55,755
Frontier Financial Corp. (Banks)	5,133	6,211
Fuller (H.B.) Co. (Chemicals)	5,310	99,722
G & K Services, Inc. (Textiles)	2,124	44,923
GenCorp, Inc.* (Aerospace/Defense)	5,487	10,480
General Communication, Inc.—Class A* (Telecommunications)	2,655	18,399
Genesco, Inc.* (Retail)	885	16,647
Genoptix, Inc.* (Healthcare-Services)	531	16,987
Gentiva Health Services, Inc.* (Healthcare-Services)	1,770	29,134
Gerber Scientific, Inc.* (Machinery-Diversified)	2,655	6,637
Gibraltar Industries, Inc. (Iron/Steel)	3,009	20,672
Glacier Bancorp, Inc. (Banks)	3,186	47,057
Greatbatch, Inc.* (Electrical Components & Equipment)	1,416	32,016
Griffon Corp.* (Miscellaneous Manufacturing)	5,310	44,179
Group 1 Automotive, Inc. (Retail)	2,655	69,083
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,593	25,217
Haemonetics Corp.* (Healthcare-Products)	1,416	80,712
Hancock Holding Co. (Banks)	1,239	40,255
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,301	31,271
Hanmi Financial Corp. (Banks)	2,301	4,027
Harmonic, Inc.* (Telecommunications)	10,620	62,552
Haverty Furniture Cos., Inc. (Retail)	2,124	19,435
Healthcare Services Group, Inc. (Commercial Services)	2,478	44,307
HealthSpring, Inc.* (Healthcare-Services)	2,478	26,911
Heidrick & Struggles International, Inc. (Commercial Services)	531	9,691
Helen of Troy, Ltd.* (Household Products/Wares)	2,478	41,606
Hillenbrand, Inc. (Commercial Services)	6,726	111,921
HMS Holdings Corp.* (Commercial Services)	1,416	57,659
Holly Corp. (Oil & Gas)	1,062	19,095
Home Bancshares, Inc. (Banks)	531	10,110
Home Properties, Inc. (REIT)	3,540	120,714
Hot Topic, Inc.* (Retail)	1,770	12,939
Hub Group, Inc.—Class A* (Transportation)	1,947	40,186
Hutchinson Technology, Inc.* (Computers)	2,655	5,177
Iconix Brand Group, Inc.* (Apparel)	3,894	59,890
Independent Bank Corp./MA (Banks)	1,416	27,895
Independent Bank Corp./MI (Banks)	2,124	2,804
Infinity Property & Casualty Corp. (Insurance)	708	25,814
Informatica Corp.* (Software)	5,664	97,364
Inland Real Estate Corp. (REIT)	8,142	56,994
Insight Enterprises, Inc.* (Retail)	5,133	49,585
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,655	45,055
Interface, Inc.—Class A (Office Furnishings)	6,195	38,409
Intermec, Inc.* (Machinery-Diversified)	3,540	45,666
Interval Leisure Group, Inc.* (Leisure Time)	2,124	19,796
Invacare Corp. (Healthcare-Products)	3,540	62,481
Investment Technology Group, Inc.* (Diversified Financial Services)	2,124	43,308
Iowa Telecommunications Services, Inc. (Telecommunications)	3,540	44,285

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

IPC The Hospitalist Co.* (Healthcare-Services)	531	$14,172
J & J Snack Foods Corp. (Food)	885	31,771
Jack in the Box, Inc.* (Retail)	2,301	51,657
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,416	18,167
JDA Software Group, Inc.* (Software)	3,009	45,015
Jo-Ann Stores, Inc.* (Retail)	2,832	58,537
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,009	37,673
Kaman Corp. (Aerospace/Defense)	2,832	47,294
Kaydon Corp. (Metal Fabricate/Hardware)	1,593	51,868
Keithley Instruments, Inc. (Electronics)	1,416	5,664
Kendle International, Inc.* (Commercial Services)	531	6,499
Kensey Nash Corp.* (Healthcare-Products)	708	18,557
Kilroy Realty Corp. (REIT)	4,779	98,161
Kirby Corp.* (Transportation)	2,301	73,149
Kite Realty Group Trust (REIT)	6,903	20,157
Kopin Corp.* (Semiconductors)	4,956	18,189
La-Z-Boy, Inc. (Home Furnishings)	5,664	26,734
LaBranche & Co., Inc.* (Diversified Financial Services)	3,363	14,461
Laclede Group, Inc. (Gas)	1,062	35,184
Lance, Inc. (Food)	3,540	81,880
Landauer, Inc. (Commercial Services)	354	21,714
Landry’s Restaurants, Inc.* (Retail)	1,416	12,178
LaSalle Hotel Properties (REIT)	3,186	39,315
Lawson Products, Inc. (Metal Fabricate/Hardware)	531	7,545
Lexington Realty Trust (REIT)	9,027	30,692
Lindsay Manufacturing Co. (Machinery-Diversified)	531	17,576
Lithia Motors, Inc.—Class A (Retail)	1,947	17,990
Littelfuse, Inc.* (Electrical Components & Equipment)	1,062	21,198
Live Nation, Inc.* (Commercial Services)	9,204	44,731
Liz Claiborne, Inc. (Apparel)	10,443	30,076
LoJack Corp.* (Electronics)	708	2,967
LTC Properties, Inc. (REIT)	2,478	50,675
Lydall, Inc.* (Miscellaneous Manufacturing)	1,770	6,018
M/I Schottenstein Homes, Inc.* (Home Builders)	1,947	19,061
MagneTek, Inc.* (Electrical Components & Equipment)	3,363	4,675
Manhattan Associates, Inc.* (Computers)	1,062	19,350
Marcus Corp. (Lodging)	2,301	24,207
MarineMax, Inc.* (Retail)	2,124	7,307
Matrix Service Co.* (Oil & Gas Services)	2,832	32,511
MAXIMUS, Inc. (Commercial Services)	1,947	80,314
MedCath Corp.* (Healthcare-Services)	2,124	24,978
Medical Properties Trust, Inc. (REIT)	3,894	23,637
Mercury Computer Systems, Inc.* (Computers)	2,478	22,921
Merit Medical Systems, Inc.* (Healthcare-Products)	1,416	23,081
Methode Electronics, Inc. (Electronics)	4,248	29,821
Microsemi Corp.* (Semiconductors)	4,602	63,508
Mid-America Apartment Communities, Inc. (REIT)	3,186	116,958
Midas, Inc.* (Commercial Services)	1,593	16,695
Mobile Mini, Inc.* (Storage/Warehousing)	1,770	25,966
Moog, Inc.—Class A* (Aerospace/Defense)	2,301	59,389
Movado Group, Inc. (Retail)	1,947	20,521
MTS Systems Corp. (Computers)	885	18,275
Multimedia Games, Inc.* (Leisure Time)	2,478	12,291
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	531	18,511
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,186	26,508
Nash Finch Co. (Food)	1,416	38,317
National Financial Partners (Diversified Financial Services)	4,602	33,687
National Penn Bancshares, Inc. (Banks)	9,204	42,430
National Presto Industries, Inc. (Housewares)	531	40,409
National Retail Properties, Inc. (REIT)	8,850	153,547
NBT Bancorp, Inc. (Banks)	2,124	46,112
NCI Building Systems, Inc.* (Building Materials)	2,124	5,607
Neenah Paper, Inc. (Forest Products & Paper)	1,593	14,034
Neogen Corp.* (Pharmaceuticals)	708	20,518
Network Equipment Technologies, Inc.* (Telecommunications)	3,186	13,572
Neutral Tandem, Inc.* (Telecommunications)	1,062	31,350
New Jersey Resources Corp. (Gas)	4,602	170,458
NewMarket Corp. (Chemicals)	354	23,835
Newport Corp.* (Electronics)	4,071	23,571
Northwest Natural Gas Co. (Gas)	2,832	125,514
Novatel Wireless, Inc.* (Telecommunications)	3,363	30,334
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,593	22,780
O’Charley’s, Inc. (Retail)	2,301	21,284
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,947	20,015
OfficeMax, Inc. (Retail)	8,319	52,243
Old National Bancorp (Banks)	7,257	71,264
Olympic Steel, Inc. (Iron/Steel)	354	8,662
OM Group, Inc.* (Chemicals)	3,363	97,594
Omnicell, Inc.* (Software)	1,593	17,125
On Assignment, Inc.* (Commercial Services)	3,894	15,226
Osteotech, Inc.* (Healthcare-Products)	1,947	8,567
Oxford Industries, Inc. (Apparel)	1,416	16,496
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,301	34,860
PAREXEL International Corp.* (Commercial Services)	3,717	53,450
Parkway Properties, Inc. (REIT)	2,301	29,913
PC-Tel, Inc.* (Internet)	1,239	6,629
Peet’s Coffee & Tea, Inc.* (Beverages)	708	17,842
Penford Corp. (Chemicals)	1,239	7,174
Pennsylvania REIT (REIT)	4,425	22,125
Perry Ellis International, Inc.* (Apparel)	1,239	9,020
PharMerica Corp.* (Pharmaceuticals)	1,593	31,271
Phase Forward, Inc.* (Software)	3,009	45,466
Phoenix Technologies, Ltd.* (Software)	2,478	6,715
Piedmont Natural Gas Co., Inc. (Gas)	4,425	106,687
Pinnacle Entertainment, Inc.* (Entertainment)	3,186	29,598
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,770	77,296
Polaris Industries, Inc. (Leisure Time)	1,416	45,482
PolyOne Corp.* (Chemicals)	10,266	27,821
Post Properties, Inc. (REIT)	4,956	66,609
Presidential Life Corp. (Insurance)	2,301	17,419
ProAssurance Corp.* (Insurance)	1,593	73,613
Progress Software Corp.* (Software)	2,124	44,965
Prosperity Bancshares, Inc. (Banks)	2,301	68,639
PS Business Parks, Inc. (REIT)	1,593	77,165
PSS World Medical, Inc.* (Healthcare-Products)	3,009	55,697
Quaker Chemical Corp. (Chemicals)	1,239	16,466
Quanex Building Products Corp. (Building Materials)	4,071	45,677
Quiksilver, Inc.* (Apparel)	13,983	25,869
Radiant Systems, Inc.* (Computers)	1,239	10,284
RadiSys Corp.* (Computers)	2,655	23,922
RC2 Corp.* (Toys/Games/Hobbies)	1,062	14,050
Red Robin Gourmet Burgers, Inc.* (Retail)	1,770	33,187
Regal-Beloit Corp. (Hand/Machine Tools)	1,770	70,304
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,071	72,952
RehabCare Group, Inc.* (Healthcare-Services)	1,947	46,592
Res-Care, Inc.* (Healthcare-Services)	1,416	20,249
Rewards Network, Inc.* (Commercial Services)	3,009	11,374
RLI Corp. (Insurance)	885	39,648
Robbins & Myers, Inc. (Machinery-Diversified)	3,540	68,145
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,248	162,104
Rogers Corp.* (Electronics)	708	14,323
RTI International Metals, Inc.* (Mining)	1,239	21,893
Ruby Tuesday, Inc.* (Retail)	5,841	38,901
Rudolph Technologies, Inc.* (Semiconductors)	3,363	18,564
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,947	7,613
S&T Bancorp, Inc. (Banks)	1,947	23,676

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Safety Insurance Group, Inc. (Insurance)	1,770	$54,091
Sanderson Farms, Inc. (Food)	885	39,825
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,894	53,971
ScanSource, Inc.* (Distribution/Wholesale)	1,062	26,040
School Specialty, Inc.* (Retail)	1,770	35,772
Schulman (A.), Inc. (Chemicals)	2,832	42,791
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,770	48,162
Selective Insurance Group, Inc. (Insurance)	2,832	36,165
Senior Housing Properties Trust (REIT)	13,275	216,648
Simmons First National Corp.—Class A (Banks)	885	23,647
Skechers U.S.A., Inc.—Class A* (Apparel)	3,717	36,315
Skyline Corp. (Home Builders)	708	15,399
Skyworks Solutions, Inc.* (Semiconductors)	11,151	109,057
Smith Corp. (Miscellaneous Manufacturing)	2,478	80,708
Sonic Automotive, Inc. (Retail)	3,186	32,370
Sonic Corp.* (Retail)	3,894	39,057
Sonic Solutions* (Electronics)	1,062	3,133
South Financial Group, Inc. (Banks)	17,700	21,063
South Jersey Industries, Inc. (Gas)	3,363	117,335
Southwest Gas Corp. (Gas)	4,956	110,073
Sovran Self Storage, Inc. (REIT)	2,478	60,959
Spartan Motors, Inc. (Auto Parts & Equipment)	3,540	40,108
Spherion Corp.* (Commercial Services)	5,664	23,336
SPSS, Inc.* (Software)	885	29,532
Stage Stores, Inc. (Retail)	4,248	47,153
Standard Microsystems Corp.* (Semiconductors)	1,239	25,338
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,416	11,710
Standard Pacific Corp.* (Home Builders)	10,266	20,840
Standex International Corp. (Miscellaneous Manufacturing)	1,416	16,426
StarTek, Inc.* (Commercial Services)	1,239	9,937
Stein Mart, Inc.* (Retail)	2,832	25,092
Stepan Co. (Chemicals)	885	39,082
Sterling Bancorp (Banks)	1,947	16,257
Sterling Bancshares, Inc. (Banks)	9,027	57,141
Sterling Financial Corp. (Savings & Loans)	5,841	16,997
Stewart Information Services Corp. (Insurance)	1,947	27,745
Stone Energy Corp.* (Oil & Gas)	4,425	32,833
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,416	17,615
Superior Industries International, Inc. (Auto Parts & Equipment)	2,478	34,940
Supertex, Inc.* (Semiconductors)	531	13,333
Susquehanna Bancshares, Inc. (Banks)	9,558	46,739
SWS Group, Inc. (Diversified Financial Services)	1,416	19,782
Symmetricom, Inc.* (Telecommunications)	3,009	17,362
SYNNEX Corp.* (Software)	2,124	53,079
Take-Two Interactive Software, Inc. (Software)	5,664	53,638
Taleo Corp.—Class A* (Software)	1,947	35,572
Tanger Factory Outlet Centers, Inc. (REIT)	4,071	132,023
Technitrol, Inc. (Electronics)	4,602	29,775
Tekelec* (Telecommunications)	4,425	74,473
Tetra Tech, Inc.* (Environmental Control)	4,425	126,776
Texas Industries, Inc. (Building Materials)	3,009	94,362
Texas Roadhouse, Inc.—Class A* (Retail)	2,832	30,897
The Andersons, Inc. (Agriculture)	1,947	58,293
The Buckle, Inc. (Retail)	1,239	39,363
The Cato Corp.—Class A (Retail)	3,186	55,564
The Finish Line, Inc.—Class A (Retail)	6,018	44,654
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,363	14,293
The Hain Celestial Group, Inc.* (Food)	2,301	35,919
The Men’s Wearhouse, Inc. (Retail)	5,664	108,635
The Nautilus Group, Inc.* (Leisure Time)	2,478	2,800
The Navigators Group, Inc.* (Insurance)	708	31,456
The Pep Boys-Manny, Moe & Jack (Retail)	4,779	48,459
The Standard Register Co. (Household Products/Wares)	1,416	4,616
The Steak n Shake Co.* (Retail)	3,186	27,846
Theragenics Corp.* (Pharmaceuticals)	3,717	4,683
THQ, Inc.* (Software)	7,434	53,227
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,947	12,500
Tollgrade Communications, Inc.* (Telecommunications)	885	4,637
Tompkins Financial Corp. (Banks)	531	25,461
Tower Group, Inc. (Insurance)	2,124	52,633
Tredegar Corp. (Miscellaneous Manufacturing)	2,124	28,292
TreeHouse Foods, Inc.* (Food)	1,770	50,923
TriQuint Semiconductor, Inc.* (Semiconductors)	16,284	86,468
Triumph Group, Inc. (Aerospace/Defense)	1,770	70,800
TrueBlue, Inc.* (Commercial Services)	2,124	17,842
TrustCo Bank Corp. NY (Banks)	8,319	49,165
Tuesday Morning Corp.* (Retail)	3,363	11,333
Tween Brands, Inc.* (Retail)	2,655	17,735
UCBH Holdings, Inc. (Banks)	6,195	7,806
UIL Holdings Corp. (Electric)	3,363	75,499
Ultratech Stepper, Inc.* (Semiconductors)	1,770	21,789
UMB Financial Corp. (Banks)	3,186	121,100
Umpqua Holdings Corp. (Banks)	6,549	50,820
UniFirst Corp. (Textiles)	885	32,895
Unisource Energy Corp. (Electric)	3,894	103,347
United Bankshares, Inc. (Banks)	4,071	79,547
United Community Banks, Inc.* (Banks)	1,947	11,663
United Fire & Casualty Co. (Insurance)	2,478	42,498
United Natural Foods, Inc.* (Food)	1,770	46,462
United Stationers, Inc.* (Distribution/Wholesale)	1,416	49,390
Universal Electronics, Inc.* (Home Furnishings)	531	10,710
Universal Forest Products, Inc. (Building Materials)	1,947	64,426
Urstadt Biddle Properties—Class A (REIT)	2,301	32,398
Veeco Instruments, Inc.* (Semiconductors)	3,540	41,029
Vicor Corp. (Electrical Components & Equipment)	2,124	15,335
Volt Information Sciences, Inc.* (Commercial Services)	1,416	8,878
Wabash National Corp. (Auto Manufacturers)	3,363	2,354
Watsco, Inc. (Distribution/Wholesale)	3,186	155,891
Watts Water Technologies, Inc.—Class A (Electronics)	3,186	68,626
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,310	35,683
WD-40 Co. (Household Products/Wares)	885	25,665
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,239	43,179
Whitney Holding Corp. (Banks)	7,434	68,095
Winnebago Industries, Inc. (Home Builders)	1,416	10,521
Wintrust Financial Corp. (Banks)	2,655	42,692
Wolverine World Wide, Inc. (Apparel)	2,301	50,760
World Fuel Services Corp. (Retail)	1,062	43,786
Zale Corp.* (Retail)	3,540	12,178
Zenith National Insurance Corp. (Insurance)	1,770	38,480
Zep, Inc. (Chemicals)	1,062	12,797
Zoll Medical Corp.* (Healthcare-Products)	1,239	23,962

TOTAL COMMON STOCKS
(Cost $13,223,881)		17,519,655

TOTAL INVESTMENT SECURITIES
(Cost $13,223,881)—100.2%		17,519,655
Net other assets (liabilities)—(0.2)%		(36,070)

NET ASSETS—100.0%		$17,483,585

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Aerospace/Defense	1.4%
Agriculture	0.5%
Apparel	1.4%
Auto Manufacturers	NM
Auto Parts & Equipment	0.6%
Banks	7.8%
Beverages	0.1%
Biotechnology	1.0%
Building Materials	1.4%
Chemicals	2.7%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.3%
Electric	2.9%
Electrical Components & Equipment	1.1%
Electronics	3.2%
Engineering & Construction	1.1%
Entertainment	0.2%
Environmental Control	1.0%
Food	2.1%
Forest Products & Paper	1.7%
Gas	5.2%
Hand/Machine Tools	1.1%
Healthcare-Products	3.5%
Healthcare-Services	2.7%
Home Builders	0.4%
Home Furnishings	0.7%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	2.9%
Internet	0.6%
Iron/Steel	0.2%
Leisure Time	0.7%
Lodging	0.1%
Machinery-Diversified	2.1%
Media	NM
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.2%
Oil & Gas	0.7%
Oil & Gas Services	0.3%
Pharmaceuticals	0.6%
REIT	11.4%
Real Estate	0.3%
Retail	8.9%
Savings & Loans	0.6%
Semiconductors	3.5%
Software	3.8%
Storage/Warehousing	0.2%
Telecommunications	3.4%
Textiles	0.5%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Water	0.4%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,223,881

Securities, at value	17,519,655

Total Investment Securities, at value	17,519,655
Dividends receivable	29,966
Receivable for capital shares issued	5,349
Receivable for investments sold	758,551
Prepaid expenses	187

Total Assets	18,313,708

Liabilities:
Cash overdraft	18,010
Payable for investments purchased	2,246
Payable for capital shares redeemed	776,964
Advisory fees payable	4,977
Management services fees payable	663
Administration fees payable	572
Administrative services fees payable	5,667
Distribution fees payable	4,689
Trustee fees payable	1
Transfer agency fees payable	911
Fund accounting fees payable	1,151
Compliance services fees payable	354
Other accrued expenses	13,918

Total Liabilities	830,123

Net Assets	$17,483,585

Net Assets consist of:
Capital	$35,454,436
Accumulated net investment income (loss)	158,346
Accumulated net realized gains (losses) on investments	(22,424,971)
Net unrealized appreciation (depreciation) on investments	4,295,774

Net Assets	$17,483,585

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	967,343

Net Asset Value (offering and redemption price per share)	$18.07

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$220,512
Interest	17

Total Investment Income	220,529

Expenses:
Advisory fees	65,570
Management services fees	8,743
Administration fees	3,576
Transfer agency fees	5,493
Administrative services fees	28,268
Distribution fees	21,857
Custody fees	26,818
Fund accounting fees	8,761
Trustee fees	139
Compliance services fees	75
Other fees	11,713

Total Gross Expenses before reductions	181,013
Less Expenses reduced by the Advisor	(36,950)

Total Net Expenses	144,063

Net Investment Income (Loss)	76,466

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,282,575)
Change in net unrealized appreciation/depreciation on investments	1,228,952

Net Realized and Unrealized Gains (Losses) on Investments	(2,053,623)

Change in Net Assets Resulting from Operations	$(1,977,157)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$76,466	$81,880
Net realized gains (losses) on investments	(3,282,575)	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	1,228,952	(3,087,907)

Change in net assets resulting from operations	(1,977,157)	(16,951,835)

Distributions to Shareholders From:
Net realized gains on investments	—	(3,171,170)

Change in net assets resulting from distributions	—	(3,171,170)

Capital Transactions:
Proceeds from shares issued	45,267,690	146,366,487
Dividends reinvested	—	3,171,170
Value of shares redeemed	(44,660,321)	(142,531,268)

Change in net assets resulting from capital transactions	607,369	7,006,389

Change in net assets	(1,369,788)	(13,116,616)
Net Assets:
Beginning of period	18,853,373	31,969,989

End of period	$17,483,585	$18,853,373

Accumulated net investment income (loss)	$158,346	$81,880

Share Transactions:
Issued	2,667,599	5,903,407
Reinvested	—	123,922
Redeemed	(2,712,127)	(6,125,024)

Change in shares	(44,528)	(97,695)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.63		$28.81	$36.64	$32.88	$33.54	$28.97

Investment Activities:
Net investment income (loss)(a)	0.07		0.07	(0.08)	(0.12)	(0.23)	(0.16)
Net realized and unrealized gains (losses) on investments	(0.63)		(8.41)	(2.27)	5.71	1.59	5.92

Total income (loss) from investment activities	(0.56)		(8.34)	(2.35)	5.59	1.36	5.76

Distributions to Shareholders From:
Net realized gains on investments	—		(1.84)	(5.48)	(1.83)	(2.02)	(1.19)

Net Asset Value, End of Period	$18.07		$18.63	$28.81	$36.64	$32.88	$33.54

Total Return	(3.01	)%(b)	(30.68)%	(7.22)%	17.43%	4.00%	20.12%

Ratios to Average Net Assets:
Gross expenses(c)	2.07%		1.93%	1.76%	1.79%	1.91%	1.95%
Net expenses(c)	1.65%		1.63%	1.63%	1.75%	1.91%	1.95%
Net investment income (loss)(c)	0.88%		0.28%	(0.21)%	(0.34)%	(0.69)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$17,484		$18,853	$31,970	$102,760	$62,820	$179,162
Portfolio turnover rate(d)	233	%(b)	459%	291%	436%	573%	819%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Mednax, Inc.	1.2%
Varian Semiconductor Equipment Associates, Inc.	1.1%
Green Mountain Coffee Roasters, Inc.	1.0%
SEACOR SMIT, Inc.	0.9%
Greenhill & Co., Inc.	0.9%

S&P SmallCap 600/Citigroup Growth
Index - Composition
% of Index

Consumer Non-Cyclical	22%
Industrial	21%
Consumer Cyclical	16%
Technology	13%
Financial	11%
Communications	7%
Energy	7%
Basic Materials	2%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Common Stocks (100.1%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	3,444	$41,604
AAR Corp.* (Aerospace/Defense)	8,036	128,978
Abaxis, Inc.* (Healthcare-Products)	4,592	94,320
Actel Corp.* (Semiconductors)	2,296	24,636
Actuant Corp.—Class A (Miscellaneous Manufacturing)	11,480	140,056
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,592	128,806
Aerovironment, Inc.* (Aerospace/Defense)	3,444	106,282
Air Methods Corp.* (Healthcare-Services)	2,296	62,819
Align Technology, Inc.* (Healthcare-Products)	4,592	48,675
Almost Family, Inc.* (Healthcare-Services)	1,148	29,974
AMCOL International Corp. (Mining)	2,870	61,935
Amedisys, Inc.* (Healthcare-Services)	5,740	189,535
American Medical Systems Holdings, Inc.* (Healthcare-Products)	7,462	117,900
American Physicians Capital, Inc. (Insurance)	1,722	67,434
American Public Education, Inc.* (Commercial Services)	2,296	90,945
American Science & Engineering, Inc. (Electronics)	1,722	119,025
American Vanguard Corp. (Chemicals)	3,444	38,917
Amerisafe, Inc.* (Insurance)	4,018	62,520
AMN Healthcare Services, Inc.* (Commercial Services)	4,592	29,297
AmSurg Corp.* (Healthcare-Services)	6,314	135,372
Anixter International, Inc.* (Telecommunications)	3,444	129,460
Applied Signal Technology, Inc. (Telecommunications)	1,722	43,928
Arbitron, Inc. (Commercial Services)	2,296	36,483
ArQule, Inc.* (Biotechnology)	1,722	10,573
Arris Group, Inc.* (Telecommunications)	16,646	202,415
Astec Industries, Inc.* (Machinery-Construction & Mining)	4,018	119,294
ATC Technology Corp.* (Auto Parts & Equipment)	1,722	24,969
ATMI, Inc.* (Semiconductors)	6,314	98,056
Atwood Oceanics, Inc.* (Oil & Gas)	6,314	157,282
Axsys Technologies, Inc.* (Electronics)	1,722	92,368
AZZ, Inc.* (Miscellaneous Manufacturing)	1,148	39,503
Badger Meter, Inc. (Electronics)	1,722	70,602
Balchem Corp. (Chemicals)	4,018	98,521
Bank of the Ozarks, Inc. (Banks)	2,296	49,662
Bankrate, Inc.* (Commercial Services)	2,870	72,439
Basic Energy Services, Inc.* (Oil & Gas Services)	4,592	31,363
Bel Fuse, Inc.—Class B (Electronics)	2,296	36,828
Benchmark Electronics, Inc.* (Electronics)	6,888	99,187
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	1,722	54,432
Blackbaud, Inc. (Software)	9,184	142,811
Blue Coat Systems, Inc.* (Internet)	3,444	56,964
Blue Nile, Inc.* (Internet)	1,722	74,029
Boston Beer Co., Inc.—Class A* (Beverages)	2,296	67,939
Brady Corp.—Class A (Electronics)	6,314	158,608
Bristow Group, Inc.* (Transportation)	2,870	85,038
Brooks Automation, Inc.* (Semiconductors)	6,314	28,287
Brush Engineered Materials, Inc.* (Mining)	4,018	67,301
Buffalo Wild Wings, Inc.* (Retail)	1,722	55,999
Cabot Microelectronics Corp.* (Chemicals)	2,296	64,954
CACI International, Inc.—Class A* (Computers)	6,314	269,671
Cal-Maine Foods, Inc. (Food)	1,148	28,654
Calgon Carbon Corp.* (Environmental Control)	4,018	55,810
California Pizza Kitchen, Inc.* (Retail)	2,296	30,514
Cambrex Corp.* (Biotechnology)	4,018	16,554
Capella Education Co.* (Commercial Services)	2,870	172,056
CARBO Ceramics, Inc. (Oil & Gas Services)	4,018	137,416
Carter’s, Inc.* (Apparel)	11,480	282,523
Cascade Bancorp (Banks)	5,740	8,093
Cascade Corp. (Machinery-Diversified)	1,148	18,058
Casey’s General Stores, Inc. (Retail)	6,314	162,207
Cash America International, Inc. (Retail)	3,444	80,555
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	8,036	200,418
Cbeyond, Inc.* (Telecommunications)	5,166	74,132
CEC Entertainment, Inc.* (Retail)	4,592	135,372
Ceradyne, Inc.* (Miscellaneous Manufacturing)	5,166	91,232
Chattem, Inc.* (Cosmetics/Personal Care)	4,018	273,626
Chemed Corp. (Commercial Services)	4,592	181,292
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,148	27,104
CKE Restaurants, Inc. (Retail)	6,314	53,543
Clarcor, Inc. (Miscellaneous Manufacturing)	5,740	167,551
Clearwater Paper Corp.* (Forest Products & Paper)	1,148	29,033
Cognex Corp. (Machinery-Diversified)	4,018	56,774
Cohu, Inc. (Semiconductors)	2,870	25,773

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Coinstar, Inc.* (Commercial Services)	6,314	$168,584
Commvault Systems, Inc.* (Software)	8,610	142,754
Computer Programs & Systems, Inc. (Software)	1,722	65,970
comScore, Inc.* (Internet)	1,722	22,937
Comtech Telecommunications Corp.* (Telecommunications)	5,740	182,991
Concur Technologies, Inc.* (Software)	8,610	267,599
CONMED Corp.* (Healthcare-Products)	2,296	35,634
Cooper Cos., Inc. (Healthcare-Products)	4,592	113,560
CorVel Corp.* (Commercial Services)	1,148	26,140
Cracker Barrel Old Country Store, Inc. (Retail)	4,592	128,117
Crocs, Inc.* (Apparel)	17,220	58,548
CryoLife, Inc.* (Biotechnology)	1,722	9,540
CSG Systems International, Inc.* (Software)	4,018	53,198
Cubic Corp. (Electronics)	1,722	61,630
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	12,054	220,950
Curtiss-Wright Corp. (Aerospace/Defense)	9,184	273,040
Cyberonics, Inc.* (Healthcare-Products)	1,722	28,637
CyberSource Corp.* (Internet)	14,350	219,555
Cymer, Inc.* (Electronics)	6,314	187,715
Daktronics, Inc. (Electronics)	6,888	53,038
Darling International, Inc.* (Environmental Control)	17,220	113,652
DealerTrack Holdings, Inc.* (Internet)	8,036	136,612
Deckers Outdoor Corp.* (Apparel)	2,870	201,675
Deltic Timber Corp. (Forest Products & Paper)	2,296	81,439
Diamond Foods, Inc. (Food)	3,444	96,088
Digi International, Inc.* (Software)	2,870	27,982
Diodes, Inc.* (Semiconductors)	6,888	107,728
Dionex Corp.* (Electronics)	3,444	210,187
Dress Barn, Inc.* (Retail)	9,184	131,331
Drew Industries, Inc.* (Building Materials)	4,018	48,899
Drill-Quip, Inc.* (Oil & Gas Services)	6,314	240,563
DTS, Inc.* (Home Furnishings)	1,148	31,076
Eagle Materials, Inc.—Class A (Building Materials)	9,184	231,804
East West Bancorp, Inc. (Banks)	13,202	85,681
Ebix, Inc.* (Software)	1,722	53,933
Eclipsys Corp.* (Software)	4,018	71,440
eHealth, Inc.* (Insurance)	5,166	91,232
El Paso Electric Co.* (Electric)	4,018	56,091
Electro Scientific Industries, Inc.* (Electronics)	5,740	64,173
Employers Holdings, Inc. (Insurance)	9,758	132,221
EMS Technologies, Inc.* (Telecommunications)	1,148	23,993
Enzo Biochem, Inc.* (Biotechnology)	1,722	7,628
Epicor Software Corp.* (Software)	12,628	66,928
EPIQ Systems, Inc.* (Software)	7,462	114,542
eResearchTechnology, Inc.* (Internet)	8,610	53,468
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,296	102,861
Esterline Technologies Corp.* (Aerospace/Defense)	2,870	77,691
Exar Corp.* (Semiconductors)	4,018	28,889
FARO Technologies, Inc.* (Electronics)	3,444	53,485
FEI Co.* (Electronics)	2,870	65,723
First BanCorp (Banks)	8,610	34,009
First Cash Financial Services, Inc.* (Retail)	5,166	90,508
First Financial Bankshares, Inc. (Banks)	2,296	115,627
Forrester Research, Inc.* (Commercial Services)	1,722	42,275
Forward Air Corp. (Transportation)	5,740	122,377
Gardner Denver, Inc.* (Machinery-Diversified)	10,906	274,504
General Communication, Inc.—Class A* (Telecommunications)	4,018	27,845
Genesco, Inc.* (Retail)	2,296	43,188
Genoptix, Inc.* (Healthcare-Services)	1,148	36,725
Gentiva Health Services, Inc.* (Healthcare-Services)	2,870	47,240
Glacier Bancorp, Inc. (Banks)	6,888	101,736
Greatbatch, Inc.* (Electrical Components & Equipment)	2,296	51,913
Green Mountain Coffee Roasters, Inc.* (Beverages)	5,740	339,349
Greenhill & Co., Inc. (Diversified Financial Services)	4,018	290,140
Haemonetics Corp.* (Healthcare-Products)	2,870	163,590
Hancock Holding Co. (Banks)	2,296	74,597
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,296	31,203
Hanmi Financial Corp. (Banks)	3,444	6,027
Headwaters, Inc.* (Energy-Alternate Sources)	8,610	28,930
Healthcare Services Group, Inc. (Commercial Services)	4,018	71,842
HealthSpring, Inc.* (Healthcare-Services)	5,740	62,336
Healthways, Inc.* (Healthcare-Services)	6,888	92,644
Heartland Express, Inc. (Transportation)	10,906	160,536
Heartland Payment Systems, Inc. (Commercial Services)	5,166	49,439
Heidrick & Struggles International, Inc. (Commercial Services)	2,296	41,902
Helen of Troy, Ltd.* (Household Products/Wares)	1,722	28,912
Hibbett Sports, Inc.* (Retail)	5,740	103,320
Hittite Microwave Corp.* (Semiconductors)	4,018	139,625
HMS Holdings Corp.* (Commercial Services)	2,870	116,866
Holly Corp. (Oil & Gas)	6,314	113,526
Home Bancshares, Inc. (Banks)	1,722	32,787
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	4,592	98,223
Hot Topic, Inc.* (Retail)	5,740	41,959
HSN, Inc.* (Retail)	8,036	84,941
Hub Group, Inc.—Class A* (Transportation)	4,018	82,932
Iconix Brand Group, Inc.* (Apparel)	6,888	105,937
ICU Medical, Inc.* (Healthcare-Products)	2,870	118,100
II-VI, Inc.* (Electronics)	5,166	114,530
Independent Bank Corp./MA (Banks)	1,722	33,923
Infinity Property & Casualty Corp. (Insurance)	1,148	41,856
Informatica Corp.* (Software)	7,462	128,272
InfoSpace, Inc.* (Internet)	7,462	49,473
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,870	48,704
Integra LifeSciences Holdings* (Biotechnology)	4,018	106,517
Integral Systems, Inc.* (Computers)	3,444	28,654
Intermec, Inc.* (Machinery-Diversified)	3,444	44,428
Interval Leisure Group, Inc.* (Leisure Time)	4,018	37,448
Intevac, Inc.* (Machinery-Diversified)	4,592	39,996
inVentiv Health, Inc.* (Advertising)	6,888	93,195
Investment Technology Group, Inc.* (Diversified Financial Services)	5,166	105,335
ION Geophysical Corp.* (Oil & Gas Services)	18,368	47,206
IPC The Hospitalist Co.* (Healthcare-Services)	1,148	30,640
J & J Snack Foods Corp. (Food)	1,148	41,213
j2 Global Communications, Inc.* (Internet)	9,184	207,191
Jack in the Box, Inc.* (Retail)	7,462	167,522
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,444	44,187
Jos. A. Bank Clothiers, Inc.* (Retail)	4,018	138,460
K-Swiss, Inc.—Class A (Apparel)	5,740	48,790
Kaydon Corp. (Metal Fabricate/Hardware)	4,018	130,826
Kendle International, Inc.* (Commercial Services)	1,722	21,077
Kensey Nash Corp.* (Healthcare-Products)	1,148	30,089
Kirby Corp.* (Transportation)	6,888	218,969
Knight Transportation, Inc. (Transportation)	11,480	189,994
Kopin Corp.* (Semiconductors)	4,592	16,853
Kulicke & Soffa Industries, Inc.* (Semiconductors)	12,628	43,314
LaBranche & Co., Inc.* (Diversified Financial Services)	3,444	14,809
Laclede Group, Inc. (Gas)	2,296	76,066
Landauer, Inc. (Commercial Services)	1,148	70,418
LaSalle Hotel Properties (REIT)	7,462	92,081
LCA-Vision, Inc.* (Healthcare-Products)	4,018	16,956
LHC Group, Inc.* (Healthcare-Services)	2,870	63,743
Lindsay Manufacturing Co. (Machinery-Diversified)	1,148	37,999

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Littelfuse, Inc.* (Electrical Components & Equipment)	2,296	$45,828
LoJack Corp.* (Electronics)	2,296	9,620
Lufkin Industries, Inc. (Oil & Gas Services)	2,870	120,683
Magellan Health Services, Inc.* (Healthcare-Services)	7,462	244,903
Maidenform Brands, Inc.* (Apparel)	4,018	46,086
Manhattan Associates, Inc.* (Computers)	2,870	52,291
Mannatech, Inc. (Pharmaceuticals)	3,444	11,365
Martek Biosciences Corp. (Biotechnology)	6,888	145,681
Medical Properties Trust, Inc. (REIT)	9,184	55,747
Mednax, Inc.* (Healthcare-Services)	9,184	386,922
Meridian Bioscience, Inc. (Healthcare-Products)	8,610	194,414
Merit Medical Systems, Inc.* (Healthcare-Products)	3,444	56,137
Meritage Homes Corp.* (Home Builders)	6,314	119,082
Micrel, Inc. (Semiconductors)	9,184	67,227
Microsemi Corp.* (Semiconductors)	8,036	110,897
MKS Instruments, Inc.* (Semiconductors)	10,332	136,279
Mobile Mini, Inc.* (Storage/Warehousing)	4,018	58,944
Molina Healthcare, Inc.* (Healthcare-Services)	2,870	68,650
Monarch Casino & Resort, Inc.* (Lodging)	2,296	16,761
Moog, Inc.—Class A* (Aerospace/Defense)	4,592	118,519
MTS Systems Corp. (Computers)	1,722	35,559
Mueller Industries, Inc. (Metal Fabricate/Hardware)	7,462	155,210
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,722	60,029
Nara Bancorp, Inc. (Banks)	4,592	23,787
NATCO Group, Inc.—Class A* (Oil & Gas Services)	4,018	132,273
Natus Medical, Inc.* (Healthcare-Products)	5,740	66,240
NBT Bancorp, Inc. (Banks)	2,870	62,308
Neogen Corp.* (Pharmaceuticals)	1,722	49,904
NETGEAR, Inc.* (Telecommunications)	6,888	99,256
Neutral Tandem, Inc.* (Telecommunications)	1,722	50,833
NewMarket Corp. (Chemicals)	1,722	115,942
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,296	32,833
Nutri/System, Inc. (Commercial Services)	6,314	91,553
Odyssey Healthcare, Inc.* (Healthcare-Services)	2,870	29,504
Oil States International, Inc.* (Oil & Gas Services)	10,332	250,138
Old Dominion Freight Line, Inc.* (Transportation)	5,740	192,692
Olympic Steel, Inc. (Iron/Steel)	1,148	28,092
Omnicell, Inc.* (Software)	3,444	37,023
optionsXpress Holdings, Inc. (Diversified Financial Services)	8,610	133,713
Orbital Sciences Corp.* (Aerospace/Defense)	11,480	174,152
P.F. Chang’s China Bistro, Inc.* (Retail)	5,166	165,622
Palomar Medical Technologies, Inc.* (Healthcare-Products)	3,444	50,489
Papa John’s International, Inc.* (Retail)	4,592	113,836
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,870	43,480
PAREXEL International Corp.* (Commercial Services)	5,166	74,287
Park Electrochemical Corp. (Electronics)	4,018	86,508
PC-Tel, Inc.* (Internet)	1,722	9,213
Peet’s Coffee & Tea, Inc.* (Beverages)	1,148	28,930
Penn Virginia Corp. (Oil & Gas)	9,184	150,342
Perficient, Inc.* (Internet)	6,888	48,147
Pericom Semiconductor Corp.* (Semiconductors)	5,166	43,498
PetMed Express, Inc.* (Pharmaceuticals)	4,592	69,018
Petroleum Development* (Oil & Gas)	2,870	45,030
PetroQuest Energy, Inc.* (Oil & Gas)	9,184	33,889
PharMerica Corp.* (Pharmaceuticals)	3,444	67,606
Phase Forward, Inc.* (Software)	2,870	43,366
Phoenix Technologies, Ltd.* (Software)	1,722	4,667
Piedmont Natural Gas Co., Inc. (Gas)	6,888	166,070
Pinnacle Entertainment, Inc.* (Entertainment)	6,314	58,657
Pinnacle Financial Partners, Inc.* (Banks)	6,314	84,102
Pioneer Drilling Co.* (Oil & Gas)	10,332	49,490
Plexus Corp.* (Electronics)	8,036	164,417
Polaris Industries, Inc. (Leisure Time)	4,018	129,058
Pool Corp. (Distribution/Wholesale)	9,758	161,592
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,444	133,386
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,722	75,062
PrivateBancorp, Inc. (Banks)	7,462	165,955
ProAssurance Corp.* (Insurance)	4,018	185,672
Progress Software Corp.* (Software)	4,018	85,061
Prosperity Bancshares, Inc. (Banks)	4,018	119,857
PSS World Medical, Inc.* (Healthcare-Products)	6,314	116,872
Quality Systems, Inc. (Software)	4,018	228,865
Radiant Systems, Inc.* (Computers)	3,444	28,585
RC2 Corp.* (Toys/Games/Hobbies)	1,722	22,782
Regal-Beloit Corp. (Hand/Machine Tools)	4,018	159,595
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,166	92,575
Res-Care, Inc.* (Healthcare-Services)	2,870	41,041
RLI Corp. (Insurance)	2,296	102,861
Rogers Corp.* (Electronics)	1,722	34,836
RTI International Metals, Inc.* (Mining)	2,296	40,570
Ruth’s Hospitality Group, Inc.* (Retail)	4,018	14,746
S&T Bancorp, Inc. (Banks)	1,148	13,960
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	9,758	96,311
Sanderson Farms, Inc. (Food)	1,722	77,490
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,444	47,734
ScanSource, Inc.* (Distribution/Wholesale)	3,444	84,447
SEACOR SMIT, Inc.* (Oil & Gas Services)	4,018	302,314
Selective Insurance Group, Inc. (Insurance)	5,166	65,970
Shuffle Master, Inc.* (Entertainment)	10,906	72,089
Signature Bank* (Banks)	8,036	217,936
Simmons First National Corp.—Class A (Banks)	1,148	30,675
Simpson Manufacturing Co., Inc. (Building Materials)	8,036	173,738
SkyWest, Inc. (Airlines)	11,480	117,096
Skyworks Solutions, Inc.* (Semiconductors)	13,776	134,729
Smith Micro Software, Inc.* (Software)	5,740	56,367
Sonic Corp.* (Retail)	5,166	51,815
Sonic Solutions* (Electronics)	3,444	10,160
Spartan Stores, Inc. (Food)	4,592	56,987
SPSS, Inc.* (Software)	1,722	57,463
St. Mary Land & Exploration Co. (Oil & Gas)	12,628	263,546
Stamps.com, Inc.* (Internet)	2,870	24,338
Standard Microsystems Corp.* (Semiconductors)	2,296	46,953
Stanley, Inc.* (Engineering & Construction)	2,870	94,366
Stifel Financial Corp.* (Diversified Financial Services)	5,740	276,037
Stratasys, Inc.* (Computers)	4,018	44,158
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,148	14,281
Superior Well Services, Inc.* (Oil & Gas Services)	3,444	20,492
Supertex, Inc.* (Semiconductors)	1,722	43,239
SurModics, Inc.* (Healthcare-Products)	2,870	64,948
Swift Energy Co.* (Oil & Gas)	6,314	105,128
SWS Group, Inc. (Diversified Financial Services)	2,870	40,094
Sykes Enterprises, Inc.* (Computers)	6,888	124,604
Symmetricom, Inc.* (Telecommunications)	3,444	19,872
Symmetry Medical, Inc.* (Healthcare-Products)	7,462	69,546
Synaptics, Inc.* (Computers)	6,888	266,221
Take-Two Interactive Software, Inc. (Software)	5,740	54,358
Taleo Corp.—Class A* (Software)	2,870	52,435
Tekelec* (Telecommunications)	5,740	96,604
Teledyne Technologies, Inc.* (Aerospace/Defense)	7,462	244,380
TeleTech Holdings, Inc.* (Commercial Services)	5,740	86,961
Tetra Tech, Inc.* (Environmental Control)	4,018	115,116
TETRA Technologies, Inc.* (Oil & Gas Services)	15,498	123,364
Texas Roadhouse, Inc.—Class A* (Retail)	5,166	56,361
The Buckle, Inc. (Retail)	2,296	72,944

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

The Children’s Place Retail Stores, Inc.* (Retail)	5,166	$136,537
The Geo Group, Inc.* (Commercial Services)	10,332	191,969
The Gymboree Corp.* (Apparel)	5,740	203,655
The Hain Celestial Group, Inc.* (Food)	4,018	62,721
The Knot, Inc.* (Internet)	6,314	49,754
The Navigators Group, Inc.* (Insurance)	1,148	51,006
Ticketmaster Entertainment, Inc.* (Commercial Services)	4,592	29,481
Tollgrade Communications, Inc.* (Telecommunications)	574	3,008
Tompkins Financial Corp. (Banks)	574	27,523
Toro Co. (Housewares)	7,462	223,114
Tower Group, Inc. (Insurance)	3,444	85,342
Tractor Supply Co.* (Retail)	6,314	260,894
TradeStation Group, Inc.* (Diversified Financial Services)	6,314	53,416
TreeHouse Foods, Inc.* (Food)	3,444	99,084
True Religion Apparel, Inc.* (Apparel)	4,018	89,601
TrueBlue, Inc.* (Commercial Services)	5,166	43,394
TTM Technologies, Inc.* (Electronics)	9,184	73,105
Tyler Technologies, Inc.* (Computers)	5,740	89,659
UCBH Holdings, Inc. (Banks)	13,202	16,635
Ultratech Stepper, Inc.* (Semiconductors)	1,722	21,198
UniFirst Corp. (Textiles)	1,148	42,671
United Community Banks, Inc.* (Banks)	5,166	30,944
United Natural Foods, Inc.* (Food)	5,740	150,675
United Online, Inc. (Internet)	17,220	112,102
United Stationers, Inc.* (Distribution/Wholesale)	2,296	80,084
Universal Electronics, Inc.* (Home Furnishings)	1,722	34,733
Universal Technical Institute, Inc.* (Commercial Services)	4,018	59,989
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	14,924	358,027
Viad Corp. (Commercial Services)	4,018	69,190
ViaSat, Inc.* (Telecommunications)	5,740	147,174
ViroPharma, Inc.* (Pharmaceuticals)	16,072	95,307
Volcom, Inc.* (Apparel)	3,444	43,050
WD-40 Co. (Household Products/Wares)	1,722	49,938
Websense, Inc.* (Internet)	9,184	163,843
West Pharmaceutical Services, Inc. (Healthcare-Products)	4,592	160,031
Wilshire Bancorp, Inc. (Banks)	4,018	23,103
Winnebago Industries, Inc. (Home Builders)	3,444	25,589
Wolverine World Wide, Inc. (Apparel)	5,740	126,624
World Acceptance Corp.* (Diversified Financial Services)	3,444	68,570
World Fuel Services Corp. (Retail)	4,018	165,662
Wright Express Corp.* (Commercial Services)	8,036	204,677
Zenith National Insurance Corp. (Insurance)	4,592	99,830
Zep, Inc. (Chemicals)	2,296	27,667
Zoll Medical Corp.* (Healthcare-Products)	1,722	33,303
Zumiez, Inc.* (Retail)	4,018	32,184

TOTAL COMMON STOCKS
(Cost $25,643,307)		33,514,184

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $31,000 (Collateralized by $30,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $31,671)	$31,000	31,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $9,000 (Collateralized by $9,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $9,644)	9,000	9,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $45,000 (Collateralized by $43,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $46,078)	45,000	45,000

TOTAL REPURCHASE AGREEMENTS
(Cost $85,000)		85,000

TOTAL INVESTMENT SECURITIES
(Cost $25,728,307)—100.3%		33,599,184
Net other assets (liabilities)—(0.3)%		(104,577)

NET ASSETS—100.0%		$33,494,607

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.3%
Aerospace/Defense	3.3%
Airlines	0.3%
Apparel	3.5%
Auto Parts & Equipment	0.1%
Banks	3.9%
Beverages	1.3%
Biotechnology	1.1%
Building Materials	1.3%
Chemicals	1.0%
Commercial Services	6.2%
Computers	2.9%
Cosmetics/Personal Care	0.8%
Distribution/Wholesale	1.2%
Diversified Financial Services	3.3%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	5.4%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.4%
Entertainment	0.4%
Environmental Control	0.8%
Food	1.8%
Forest Products & Paper	0.3%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Gas	0.7%
Hand/Machine Tools	0.5%
Healthcare-Products	4.9%
Healthcare-Services	4.8%
Home Builders	0.5%
Home Furnishings	0.2%
Household Products/Wares	0.2%
Housewares	0.7%
Insurance	3.1%
Internet	3.6%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.1%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	1.4%
Metal Fabricate/Hardware	1.1%
Mining	0.5%
Miscellaneous Manufacturing	2.0%
Oil & Gas	2.6%
Oil & Gas Services	4.5%
Pharmaceuticals	2.6%
REIT	0.5%
Retail	7.6%
Semiconductors	4.4%
Software	5.4%
Storage/Warehousing	0.2%
Telecommunications	3.2%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.3%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$25,728,307

Securities, at value	33,514,184
Repurchase agreements, at value	85,000

Total Investment Securities, at value	33,599,184
Cash	1,744
Dividends and interest receivable	19,423
Receivable for capital shares issued	656,695
Receivable for investments sold	121,303
Prepaid expenses	222

Total Assets	34,398,571

Liabilities:
Payable for investments purchased	845,355
Advisory fees payable	15,851
Management services fees payable	2,113
Administration fees payable	1,097
Administrative services fees payable	9,417
Distribution fees payable	7,703
Trustee fees payable	1
Transfer agency fees payable	1,745
Fund accounting fees payable	2,205
Compliance services fees payable	584
Other accrued expenses	17,893

Total Liabilities	903,964

Net Assets	$33,494,607

Net Assets consist of:
Capital	$38,473,658
Accumulated net investment income (loss)	(137,596)
Accumulated net realized gains (losses) on investments	(12,712,332)
Net unrealized appreciation (depreciation) on investments	7,870,877

Net Assets	$33,494,607

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,759,619

Net Asset Value (offering and redemption price per share)	$19.04

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$89,489
Interest	30

Total Investment Income	89,519

Expenses:
Advisory fees	103,240
Management services fees	13,765
Administration fees	5,935
Transfer agency fees	9,137
Administrative services fees	45,438
Distribution fees	34,413
Custody fees	20,742
Fund accounting fees	13,116
Trustee fees	201
Compliance services fees	193
Other fees	18,191

Total Gross Expenses before reductions	264,371
Less Expenses reduced by the Advisor	(37,256)

Total Net Expenses	227,115

Net Investment Income (Loss)	(137,596)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,760,117)
Change in net unrealized appreciation/depreciation on investments	3,037,768

Net Realized and Unrealized Gains (Losses) on Investments	1,277,651

Change in Net Assets Resulting from Operations	$1,140,055

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(137,596)	$(379,067)
Net realized gains (losses) on investments	(1,760,117)	(6,075,295)
Change in net unrealized appreciation/depreciation on investments	3,037,768	(8,536,858)

Change in net assets resulting from operations	1,140,055	(14,991,220)

Distributions to Shareholders From:
Net realized gains on investments	—	(633,201)

Change in net assets resulting from distributions	—	(633,201)

Capital Transactions:
Proceeds from shares issued	53,985,594	137,563,748
Dividends reinvested	—	633,201
Value of shares redeemed	(47,049,157)	(136,653,158)

Change in net assets resulting from capital transactions	6,936,437	1,543,791

Change in net assets	8,076,492	(14,080,630)
Net Assets:
Beginning of period	25,418,115	39,498,745

End of period	$33,494,607	$25,418,115

Accumulated net investment income (loss)	$(137,596)	$—

Share Transactions:
Issued	3,142,668	5,667,282
Reinvested	—	23,813
Redeemed	(2,754,415)	(5,711,641)

Change in shares	388,253	(20,546)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.53		$28.38	$32.53	$38.80	$36.08	$31.35

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.26)	(0.42)	(0.51)	(0.38)	(0.44)
Net realized and unrealized gains (losses) on investments	0.60		(9.31)	1.93	3.31	3.10	6.57

Total income (loss) from investment activities	0.51		(9.57)	1.51	2.80	2.72	6.13

Distributions to Shareholders From:
Net realized gains on investments	—		(0.28)	(5.66)	(9.07)	—	(1.40)

Net Asset Value, End of Period	$19.04		$18.53	$28.38	$32.53	$38.80	$36.08

Total Return	2.75	%(b)	(34.03)%	4.06%	8.65%	7.54%	19.80%

Ratios to Average Net Assets:
Gross expenses(c)	1.92%		1.84%	1.73%	1.79%	1.85%	1.90%
Net expenses(c)	1.65%		1.63%	1.67%	1.77%	1.85%	1.90%
Net investment income (loss)(c)	(1.00)%		(1.05)%	(1.26)%	(1.31)%	(1.03)%	(1.32)%

Supplemental Data:
Net assets, end of period (000’s)	$33,495		$25,418	$39,499	$81,479	$186,934	$210,984
Portfolio turnover rate(d)	167	%(b)	398%	454%	472%	585%	979%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	15.7%
China Mobile, Ltd.	9.9%
BHP Billiton, Ltd.	7.3%
China Petroleum and Chemical Corp.	6.3%
China Life Insurance Co., Ltd.	5.8%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	31%
Energy	26%
Basic Materials	10%
Financial	10%
Technology	10%
Industrial	9%
Consumer Non-Cyclical	4%

Country Breakdown

China	52%
Hong Kong	17%
India	9%
Taiwan	8%
Australia	7%
South Korea	5%
Singapore	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	June 30, 2009
(unaudited)

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp. (Electronics)	166,881	$1,615,408
Baidu, Inc.* (Internet)	6,435	1,937,514
BHP Billiton, Ltd. (Mining)	113,256	6,198,501
China Life Insurance Co., Ltd. (Insurance)	89,661	4,970,806
China Mobile, Ltd. (Telecommunications)	169,026	8,464,822
China Petroleum and Chemical Corp. (Oil & Gas)	70,785	5,369,750
China Unicom, Ltd. (Telecommunications)	176,748	2,357,818
Chunghwa Telecom Company Ltd.* (Telecommunications)	108,966	2,160,796
CNOOC, Ltd. (Oil & Gas)	25,740	3,166,792
Ctrip.com International, Ltd.* (Internet)	36,894	1,708,192
Flextronics International, Ltd.* (Electronics)	380,523	1,563,950
Focus Media Holding, Ltd.* (Advertising)	173,316	1,396,927
HDFC Bank, Ltd. (Banks)	19,305	1,990,925
ICICI Bank, Ltd. (Banks)	64,779	1,910,981
Infosys Technologies, Ltd. (Software)	59,631	2,193,228
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	299,871	1,409,394
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	157,443	1,775,957
Mindray Medical International, Ltd. (Healthcare-Products)	65,208	1,820,607
Netease.com, Inc.* (Internet)	45,045	1,584,683
New Oriental Education & Technology Group, Inc.* (Commercial Services)	26,169	1,762,744
PetroChina Co., Ltd. (Oil & Gas)	120,978	13,365,649
POSCO (Iron/Steel)	28,743	2,376,184
Satyam Computer Services, Ltd. (Software)	553,410	1,721,105
Shanda Interactive Entertainment, Ltd.* (Internet)	26,598	1,390,809
SINA Corp.* (Internet)	48,906	1,441,749
SK Telecom Co., Ltd. (Telecommunications)	120,978	1,832,817
Sohu.com, Inc.* (Internet)	23,595	1,482,474
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	91,377	1,631,993
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	308,022	2,898,487
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	111,111	1,505,554

TOTAL COMMON STOCKS
(Cost $56,184,891)		85,006,616

Repurchase Agreements (1.1%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $347,000 (Collateralized by $345,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $354,016)	$347,000	347,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $101,000 (Collateralized by $105,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $105,766)	101,000	101,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $494,000 (Collateralized by $471,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $504,710)	494,000	494,000

See accompanying notes to the financial statements.
79

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $5,000 (Collateralized by $6,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $6,023)	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $947,000)		947,000

TOTAL INVESTMENT SECURITIES
(Cost $57,131,891)—100.7%		85,953,616
Net other assets (liabilities)—(0.7)%		(637,370)

NET ASSETS—100.0%		$85,316,246

†	As of June 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	1.6%
Banks	4.5%
Commercial Services	2.1%
Electronics	3.7%
Energy-Alternate Sources	7.5%
Healthcare-Products	2.1%
Insurance	5.8%
Internet	11.2%
Iron/Steel	2.8%
Mining	7.3%
Oil & Gas	25.7%
Semiconductors	3.4%
Software	4.6%
Telecommunications	17.3%
Other**	0.4%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2009:

Australia	7.3%
China	52.2%
Hong Kong	16.4%
India	9.2%
South Korea	4.9%
Singapore	1.8%
Taiwan	7.8%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
80

PROFUNDS VP ProFund VP Asia 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$57,131,891

Securities, at value	85,006,616
Repurchase agreements, at value	947,000

Total Investment Securities, at value	85,953,616
Cash	214,669
Segregated cash balances with brokers for futures contracts	57,150
Dividends and interest receivable	179,718
Receivable for capital shares issued	7,689
Prepaid expenses	430

Total Assets	86,413,272

Liabilities:
Payable for investments purchased	214,029
Payable for capital shares redeemed	667,830
Variation margin on futures contracts	4,025
Advisory fees payable	61,284
Management services fees payable	8,171
Administration fees payable	3,203
Administrative services fees payable	28,615
Distribution fees payable	27,277
Trustee fees payable	4
Transfer agency fees payable	5,097
Fund accounting fees payable	6,441
Compliance services fees payable	1,377
Other accrued expenses	69,673

Total Liabilities	1,097,026

Net Assets	$85,316,246

Net Assets consist of:
Capital	$60,708,476
Accumulated net investment income (loss)	929,153
Accumulated net realized gains (losses) on investments	(5,143,108)
Net unrealized appreciation (depreciation) on investments	28,821,725

Net Assets	$85,316,246

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,687,967

Net Asset Value (offering and redemption price per share)	$50.54

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$746,652
Interest	233
Foreign tax withholding	(178,953)

Total Investment Income	567,932

Expenses:
Advisory fees	233,353
Management services fees	31,114
Administration fees	17,660
Transfer agency fees	27,169
Administrative services fees	92,980
Distribution fees	77,785
Custody fees	7,158
Fund accounting fees	35,260
Trustee fees	558
Compliance services fees	690
Other fees	52,369

Total Gross Expenses before reductions	576,096
Less Expenses reduced by the Advisor	(67,519)

Total Net Expenses	508,577

Net Investment Income (Loss)	59,355

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,813,441)
Net realized gains (losses) on futures contracts	46,868
Change in net unrealized appreciation/depreciation on investments	21,609,344

Net Realized and Unrealized Gains (Losses) on Investments	13,842,771

Change in Net Assets Resulting from Operations	$13,902,126

See accompanying notes to the financial statements.
81

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$59,355	$869,798
Net realized gains (losses) on investments	(7,766,573)	18,135,600
Change in net unrealized appreciation/depreciation on investments	21,609,344	(99,930,087)

Change in net assets resulting from operations	13,902,126	(80,924,689)

Distributions to Shareholders From:
Net investment income	—	(779,107)
Net realized gains on investments	—	(9,641,426)

Change in net assets resulting from distributions	—	(10,420,533)

Capital Transactions:
Proceeds from shares issued	102,818,637	233,568,793
Dividends reinvested	—	10,420,533
Value of shares redeemed	(88,475,249)	(352,847,624)

Change in net assets resulting from capital transactions	14,343,388	(108,858,298)

Change in net assets	28,245,514	(200,203,520)
Net Assets:
Beginning of period	57,070,732	257,274,252

End of period	$85,316,246	$57,070,732

Accumulated net investment income (loss)	$929,153	$869,798

Share Transactions:
Issued	2,310,061	3,425,975
Reinvested	—	184,043
Redeemed	(2,072,322)	(4,987,885)

Change in shares	237,739	(1,377,867)

See accompanying notes to the financial statements.
82

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the		For the	For the
	six months ended		year ended	year ended	year ended		year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006		Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$39.35		$90.97	$61.61	$44.47		$37.30	$38.76

Investment Activities:
Net investment income (loss)(a)	0.04		0.52	0.32	0.07		0.40	0.11
Net realized and unrealized gains (losses) on investments	11.15		(44.39)	29.10	17.34		6.87	(0.38)

Total income (loss) from investment activities	11.19		(43.87)	29.42	17.41		7.27	(0.27)

Distributions to Shareholders From:
Net investment income	—		(0.58)	(0.06)	(0.27)		(0.10)	(0.12)
Net realized gains on investments	—		(7.17)	—	—		—	(1.07)

Total distributions	—		(7.75)	(0.06)	(0.27)		(0.10)	(1.19)

Net Asset Value, End of Period	$50.54		$39.35	$90.97	$61.61		$44.47	$37.30

Total Return	28.44	%(b)	(50.82)%	47.74%	39.29%		19.51%	(0.54)%

Ratios to Average Net Assets:
Gross expenses(c)	1.85%		1.69%	1.65%	1.71%		1.82%	1.86%
Net expenses(c)	1.63%		1.63%	1.60%	1.68	%(d)	1.82%	1.86%
Net investment income (loss)(c)	0.19%		0.76%	0.42%	0.13%		0.97%	0.29%

Supplemental Data:
Net assets, end of period (000’s)	$85,316		$57,071	$257,274	$182,177		$73,464	$41,545
Portfolio turnover rate(e)	143	%(b)	177%	214%	161%		256%	473%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
83

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	5.7%
BP Amoco PLC	5.5%
HSBC Holdings PLC	5.4%
BHP Billiton PLC	5.2%
Total Fina S.A.	5.0%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	27%
Energy	19%
Financial	19%
Basic Materials	11%
Industrial	11%
Communications	10%
Technology	3%

Country Breakdown

United Kingdom	42%
Switzerland	22%
France	9%
Germany	9%
Netherlands	4%
Luxembourg	5%
Finland	3%
Sweden	3%
Ireland	2%
Greece	1%

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks† (99.8%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	58,986	$930,799
Ace, Ltd. (Insurance)	16,704	738,818
Alcon, Inc. (Healthcare-Products)	8,352	969,834
ArcelorMittal (Iron/Steel)	33,930	1,122,404
AstraZeneca PLC (Pharmaceuticals)	28,710	1,267,259
Barclays PLC (Banks)	56,898	1,049,199
BHP Billiton PLC* (Mining)	41,238	1,874,679
BP Amoco PLC (Oil & Gas)	41,760	1,991,117
Covidien PLC (Healthcare-Products)	21,924	820,835
Credit Suisse Group (Diversified Financial Services)	25,578	1,169,682
Deutsche Bank AG (Banks)	15,660	955,260
Diageo PLC (Beverages)	17,226	986,189
DryShips, Inc. (Transportation)	86,130	497,831
GlaxoSmithKline PLC (Pharmaceuticals)	43,326	1,531,141
HSBC Holdings PLC (Banks)	46,980	1,962,355
Nokia OYJ (Telecommunications)	76,212	1,111,171
Novartis AG (Pharmaceuticals)	40,716	1,660,806
Rio Tinto PLC (Mining)	6,786	1,112,022
Royal Dutch Shell PLC—Class A (Oil & Gas)	41,238	2,069,735
Sanofi-Aventis (Pharmaceuticals)	45,414	1,339,259
SAP AG (Software)	25,578	1,027,980
Siemens AG (Miscellaneous Manufacturing)	16,704	1,155,750
Telefonaktiebolaget LM Ericsson (Telecommunications)	98,658	964,875
Tenaris S.A. (Iron/Steel)	26,100	705,744
Total Fina S.A. (Oil & Gas)	33,408	1,811,716
Transocean, Ltd.* (Oil & Gas)	10,962	814,367
Tyco International, Ltd. (Miscellaneous Manufacturing)	27,144	705,201
UBS AG* (Diversified Financial Services)	70,992	866,812
Unilever N.V. (Food)	53,766	1,300,062
Vodafone Group PLC (Telecommunications)	82,998	1,617,631

TOTAL COMMON STOCKS
(Cost $30,106,126)		36,130,533

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $172,000 (Collateralized by $171,200 U.S. Treasury Notes, 3.75%, 11/15/18, market value $175,471)	$172,000	172,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $50,000 (Collateralized by $55,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $55,401)	50,000	50,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $247,000 (Collateralized by $236,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $252,891)	247,000	247,000

See accompanying notes to the financial statements.
84

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $3,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $3,012)	$2,000	$2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $471,000)		471,000

TOTAL INVESTMENT SECURITIES
(Cost $30,577,126)—101.1%		36,601,533
Net other assets (liabilities)—(1.1)%		(391,423)

NET ASSETS—100.0%		$36,210,110

†	As of June 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Banks	10.9%
Beverages	2.7%
Diversified Financial Services	5.6%
Engineering & Construction	2.6%
Food	3.6%
Healthcare-Products	5.0%
Insurance	2.0%
Iron/Steel	5.0%
Mining	8.3%
Miscellaneous Manufacturing	5.1%
Oil & Gas	18.5%
Pharmaceuticals	16.0%
Software	2.8%
Telecommunications	10.3%
Transportation	1.4%
Other**	0.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2009:

Finland	3.1%
France	8.7%
Germany	8.6%
Greece	1.4%
Ireland	2.3%
Luxembourg	5.0%
Netherlands	3.6%
Sweden	2.7%
Switzerland	21.7%
United Kingdom	42.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
85

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$30,577,126

Securities, at value	36,130,533
Repurchase agreements, at value	471,000

Total Investment Securities, at value	36,601,533
Cash	875
Dividends and interest receivable	155,449
Reclaims receivable	12,135
Prepaid expenses	224

Total Assets	36,770,216

Liabilities:
Payable for investments purchased	346,193
Payable for capital shares redeemed	127,577
Advisory fees payable	26,853
Management services fees payable	3,580
Administration fees payable	1,472
Administrative services fees payable	15,455
Distribution fees payable	14,385
Trustee fees payable	2
Transfer agency fees payable	2,341
Fund accounting fees payable	2,959
Compliance services fees payable	699
Other accrued expenses	18,590

Total Liabilities	560,106

Net Assets	$36,210,110

Net Assets consist of:
Capital	$60,523,750
Accumulated net investment income (loss)	1,916,709
Accumulated net realized gains (losses) on investments	(32,254,756)
Net unrealized appreciation (depreciation) on investments	6,024,407

Net Assets	$36,210,110

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,071,789

Net Asset Value (offering and redemption price per share)	$17.48

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$832,974
Interest	193
Foreign tax withholding	(82,427)

Total Investment Income	750,740

Expenses:
Advisory fees	118,780
Management services fees	15,837
Administration fees	6,030
Transfer agency fees	9,263
Administrative services fees	46,689
Distribution fees	39,593
Custody fees	2,118
Fund accounting fees	12,065
Trustee fees	200
Compliance services fees	209
Other fees	20,188

Total Gross Expenses before reductions	270,972
Less Expenses reduced by the Advisor	(9,481)

Total Net Expenses	261,491

Net Investment Income (Loss)	489,249

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,420,094)
Net realized gains (losses) on futures contracts	21,721
Change in net unrealized appreciation/depreciation on investments	4,779,811

Net Realized and Unrealized Gains (Losses) on Investments	(618,562)

Change in Net Assets Resulting from Operations	$(129,313)

See accompanying notes to the financial statements.
86

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$489,249	$1,427,460
Net realized gains (losses) on investments	(5,398,373)	7,584,508
Change in net unrealized appreciation/depreciation on investments	4,779,811	(43,990,756)

Change in net assets resulting from operations	(129,313)	(34,978,788)

Distributions to Shareholders From:
Net investment income	—	(1,304,612)
Net realized gains on investments	—	(9,136,843)

Change in net assets resulting from distributions	—	(10,441,455)

Capital Transactions:
Proceeds from shares issued	50,602,594	129,378,880
Dividends reinvested	—	10,441,455
Value of shares redeemed	(45,670,200)	(194,714,538)

Change in net assets resulting from capital transactions	4,932,394	(54,894,203)

Change in net assets	4,803,081	(100,314,446)
Net Assets:
Beginning of period	31,407,029	131,721,475

End of period	$36,210,110	$31,407,029

Accumulated net investment income (loss)	$1,916,709	$1,427,460

Share Transactions:
Issued	2,978,455	4,195,717
Reinvested	—	453,385
Redeemed	(2,830,930)	(6,432,016)

Change in shares	147,525	(1,782,914)

See accompanying notes to the financial statements.
87

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$16.32		$35.53	$31.99	$27.96	$28.28	$24.96

Investment Activities:
Net investment income (loss)(a)	0.24		0.60	0.31	0.64	0.13	0.03
Net realized and unrealized gains (losses) on investments	0.92	(b)	(14.76)	4.33	4.18	2.14	3.53

Total income (loss) from investment activities	1.16		(14.16)	4.64	4.82	2.27	3.56

Distributions to Shareholders From:
Net investment income	—		(0.63)	(0.78)	(0.12)	(0.04)	(0.03)
Net realized gains on investments	—		(4.42)	(0.32)	(0.67)	(2.55)	(0.21)

Total distributions	—		(5.05)	(1.10)	(0.79)	(2.59)	(0.24)

Net Asset Value, End of Period	$17.48		$16.32	$35.53	$31.99	$27.96	$28.28

Total Return	7.11	%(c)	(44.00)%	14.58%	17.51%	8.09%	14.32%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.70%	1.66%	1.69%	1.76%	1.78%
Net expenses(d)	1.65%		1.63%	1.61%	1.66%	1.76%	1.78%
Net investment income (loss)(d)	3.09%		2.12%	0.88%	2.12%	0.45%	0.12%

Supplemental Data:
Net Assets, end of period (000’s)	$36,210		$31,407	$131,721	$160,024	$120,469	$140,608
Portfolio turnover rate(e)	167	%(c)	160%	280%	172%	230%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
88

PROFUNDS VP
ProFund VP International

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	26%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Basic Materials	9%
Energy	9%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%
Country Breakdown

Japan	24%
United Kingdom	21%
France	10%
Germany	8%
Australia	7%
Switzerland	7%
Italy	4%
Spain	4%
Other	15%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (41.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$818,000	$817,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $817,999)		817,999

Repurchase Agreements (59.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $298,000 (Collateralized by $296,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $303,999)	298,000	298,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $298,000 (Collateralized by $310,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $312,261)	298,000	298,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $298,000 (Collateralized by $284,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $304,326)	298,000	298,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $298,000 (Collateralized by $304,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $305,188)	298,000	298,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,192,000)		1,192,000

TOTAL INVESTMENT SECURITIES
(Cost $2,009,999)—100.9%		2,009,999
Net other assets (liabilities)—(0.9)%		(18,843)

NET ASSETS—100.0%		$1,991,156

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $448,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$2,004,590	$(16,861)

See accompanying notes to the financial statements.

89

PROFUNDS VP
ProFund VP International (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$2,009,999

Securities, at value	817,999
Repurchase agreements, at value	1,192,000

Total Investment Securities, at value	2,009,999
Cash	246
Receivable from Advisor	5,850
Prepaid expenses	35

Total Assets	2,016,130

Liabilities:
Unrealized loss on swap agreements	16,861
Payable for capital shares redeemed	193
Advisory fees payable	3,552
Management services fees payable	474
Administration fees payable	154
Administrative services fees payable	1,348
Distribution fees payable	1,465
Transfer agency fees payable	245
Fund accounting fees payable	309
Compliance services fees payable	39
Other accrued expenses	334

Total Liabilities	24,974

Net Assets	$1,991,156

Net Assets consist of:
Capital	$3,570,202
Accumulated net investment income (loss)	(10,029)
Accumulated net realized gains (losses) on investments	(1,552,156)
Net unrealized appreciation (depreciation) on investments	(16,861)

Net Assets	$1,991,156

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	114,206

Net Asset Value (offering and redemption price per share)	$17.43

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$993

Expenses:
Advisory fees	5,996
Management services fees	800
Administration fees	396
Transfer agency fees	603
Administrative services fees	1,785
Distribution fees	1,999
Custody fees	769
Fund accounting fees	775
Trustee fees	12
Compliance services fees	19
Other fees	865

Total Gross Expenses before reductions	14,019
Less Expenses reduced by the Advisor	(723)

Total Net Expenses	13,296

Net Investment Income (Loss)	(12,303)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(42,818)
Net realized gains (losses) on swap agreements	(12,522)
Change in net unrealized appreciation/depreciation on investments	(61,208)

Net Realized and Unrealized Gains (Losses) on Investments	(116,548)

Change in Net Assets Resulting from Operations	$(128,851)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP International

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(12,303)	$2,274
Net realized gains (losses) on investments	(55,340)	(905,346)
Change in net unrealized appreciation/depreciation on investments	(61,208)	41,769

Change in net assets resulting from operations	(128,851)	(861,303)

Distributions to Shareholders From:
Net investment income	—	(18,878)

Change in net assets resulting from distributions	—	(18,878)

Capital Transactions:
Proceeds from shares issued	8,207,546 (a)	4,679,815
Dividends reinvested	—	18,878
Value of shares redeemed	(7,105,382)	(3,283,829)

Change in net assets resulting from capital transactions	1,102,164	1,414,864

Change in net assets	973,313	534,683
Net Assets:
Beginning of period	1,017,843	483,160

End of period	$1,991,156	$1,017,843

Accumulated net investment income (loss)	$(10,029)	$2,274

Share Transactions:
Issued	473,106	195,556
Reinvested	—	825
Redeemed	(419,177)	(151,853)

Change in shares	53,929	44,528

(a)	Amount includes $5,850 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)		0.04	0.30
Net realized and unrealized gains (losses) on investments	0.57	(c)	(13.60)	0.38

Total income (loss) from investment activities	0.44		(13.56)	0.68

Capital Transactions	0.10	(d)	—	—

Distributions to Shareholders From:
Net investment income	—		(0.23)	—

Net Asset Value, End of Period	$17.43		$16.89	$30.68

Total Return	3.20	%(d),(e)	(44.40)%	2.27	%(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.75%		1.87%	1.76%
Net expenses(f)	1.66%		1.63%	1.63%
Net investment income (loss)(f)	(1.54)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$1,991		$1,018	$483
Portfolio turnover rate(g)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)
The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	22%
Communications	19%
Basic Materials	18%
Financial	17%
Technology	10%
Consumer Non-Cyclical	8%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	33%
Hong Kong	11%
China	10%
Taiwan	9%
Mexico	8%
South Korea	8%
India	6%
Israel	5%
South Africa	5%
Other	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (18.7%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$2,053,000	$2,052,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,052,999)		2,052,999

U.S. Treasury Obligations (17.1%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	1,871,000	1,871,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,871,000)		1,871,000

Repurchase Agreements (65.6%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,813,000 (Collateralized by $1,804,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,849,514)	1,813,000	1,813,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,784,001 (Collateralized by $1,815,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $1,828,880)	1,784,000	1,784,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,831,001 (Collateralized by $1,745,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,869,891)	1,831,000	1,831,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,777,000 (Collateralized by $1,806,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $1,813,055)	1,777,000	1,777,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,205,000)		7,205,000

TOTAL INVESTMENT SECURITIES
(Cost $11,128,999)—101.4%		11,128,999
Net other assets (liabilities)—(1.4)%		(150,747)

NET ASSETS—100.0%		$10,978,252

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $2,660,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on The Bank of New York Mellon Emerging Markets 50 ADR Index	$10,970,456	$(131,399)
Equity Index Swap Agreement with UBS AG, based on The Bank of New York Mellon Emerging Markets 50 ADR Index	19,989	(239)

See accompanying notes to the financial statements.

93

PROFUNDS VP
ProFund VP Emerging Markets (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$11,128,999

Securities, at value	3,923,999
Repurchase agreements, at value	7,205,000

Total Investment Securities, at value	11,128,999
Cash	633
Interest receivable	2
Receivable for capital shares issued	9,753
Prepaid expenses	67

Total Assets	11,139,454

Liabilities:
Payable for capital shares redeemed	1,425
Unrealized loss on swap agreements	131,638
Advisory fees payable	9,162
Management services fees payable	1,221
Administration fees payable	488
Administrative services fees payable	5,935
Distribution fees payable	5,843
Trustee fees payable	1
Transfer agency fees payable	777
Fund accounting fees payable	982
Compliance services fees payable	154
Other accrued expenses	3,576

Total Liabilities	161,202

Net Assets	$10,978,252

Net Assets consist of:
Capital	$14,599,521
Accumulated net investment income (loss)	(32,020)
Accumulated net realized gains (losses) on investments	(3,457,611)
Net unrealized appreciation (depreciation) on investments	(131,638)

Net Assets	$10,978,252

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	499,852

Net Asset Value (offering and redemption price per share)	$21.96

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$4,303

Expenses:
Advisory fees	25,394
Management services fees	3,386
Administration fees	1,511
Transfer agency fees	2,314
Administrative services fees	8,490
Distribution fees	8,465
Custody fees	1,165
Fund accounting fees	2,983
Trustee fees	46
Compliance services fees	75
Other fees	4,342

Total Gross Expenses before reductions	58,171
Less Expenses reduced by the Advisor	(1,537)

Total Net Expenses	56,634

Net Investment Income (Loss)	(52,331)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	1,090,310
Change in net unrealized appreciation/depreciation on investments	(188,354)

Net Realized and Unrealized Gains (Losses) on Investments	901,956

Change in Net Assets Resulting from Operations	$849,625

See accompanying notes to the financial statements.

94

PROFUNDS VP
ProFund VP Emerging Markets

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(52,331)	$20,311
Net realized gains (losses) on investments	1,090,310	(4,547,921)
Change in net unrealized appreciation/depreciation on investments	(188,354)	78,478

Change in net assets resulting from operations	849,625	(4,449,132)

Distributions to Shareholders From:
Net investment income	—	(53,952)
Net realized gains on investments	—	(2,889)

Change in net assets resulting from distributions	—	(56,841)

Capital Transactions:
Proceeds from shares issued	26,364,815	34,784,447
Dividends reinvested	—	56,841
Value of shares redeemed	(20,545,834)	(29,350,245)

Change in net assets resulting from capital transactions	5,818,981	5,491,043

Change in net assets	6,668,606	985,070
Net Assets:
Beginning of period	4,309,646	3,324,576

End of period	$10,978,252	$4,309,646

Accumulated net investment income (loss)	$(32,020)	$20,311

Share Transactions:
Issued	1,278,715	1,143,523
Reinvested	—	2,224
Redeemed	(1,027,421)	(991,838)

Change in shares	251,294	153,909

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$17.34		$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.15)		0.10	0.35
Net realized and unrealized gains (losses) on investments	4.77		(17.62)	4.78

Total income (loss) from investment activities	4.62		(17.52)	5.13

Distributions to Shareholders From:
Net investment income	—		(0.26)	—
Net realized gains on investments	—		(0.01)	—

Total distributions	—		(0.27)	—

Net Asset Value, End of Period	$21.96		$17.34	$35.13

Total Return	26.64	%(c)	(50.09)%	17.07	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.72%		1.68%	1.68%
Net expenses(d)	1.67%		1.63%	1.63%
Net investment income (loss)(d)	(1.54)%		0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$10,978		$4,310	$3,325
Portfolio turnover rate(e)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	24%
Consumer Non-Cyclical	17%
Technology	9%
Communications	7%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (13.7%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09	$1,380,000	$1,380,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,380,000)		1,380,000

U.S. Treasury Obligations (16.3%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	1,636,000	1,635,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,635,999)		1,635,999

Repurchase Agreements (58.9%)
Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,469,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,506,568)	1,477,000	1,477,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,001 (Collateralized by $1,500,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $1,510,940)	1,477,000	1,477,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,406,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,506,629)	1,477,000	1,477,000
UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,501,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $1,506,863)	1,477,000	1,477,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,908,000)		5,908,000

TOTAL INVESTMENT SECURITIES
(Cost $8,923,999)—88.9%		8,923,999
Net other assets (liabilities)—11.1%		1,115,824

NET ASSETS—100.0%		$10,039,823

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/10/09 (Underlying notional amount at value $10,094,175)	203	$(12,032)

See accompanying notes to the financial statements.

97

PROFUNDS VP
ProFund VP Japan (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$8,923,999

Securities, at value	3,015,999
Repurchase agreements, at value	5,908,000

Total Investment Securities, at value	8,923,999
Cash	269
Segregated cash balances with brokers for futures contracts	1,263,700
Interest receivable	2
Prepaid expenses	70

Total Assets	10,188,040

Liabilities:
Payable for capital shares redeemed	78,204
Variation margin on futures contracts	50,775
Advisory fees payable	5,514
Management services fees payable	735
Administration fees payable	316
Administrative services fees payable	3,013
Distribution fees payable	2,228
Transfer agency fees payable	503
Fund accounting fees payable	636
Compliance services fees payable	213
Other accrued expenses	6,080

Total Liabilities	148,217

Net Assets	$10,039,823

Net Assets consist of:
Capital	$24,928,875
Accumulated net investment income (loss)	(5,861)
Accumulated net realized gains (losses) on investments	(14,871,159)
Net unrealized appreciation (depreciation) on investments	(12,032)

Net Assets	$10,039,823

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	767,366

Net Asset Value (offering and redemption price per share)	$13.08

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$4,853

Expenses:
Advisory fees	34,774
Management services fees	4,636
Administration fees	2,099
Transfer agency fees	3,258
Administrative services fees	15,920
Distribution fees	11,591
Custody fees	1,297
Fund accounting fees	4,233
Trustee fees	69
Compliance services fees	52
Other fees	5,590

Total Gross Expenses before reductions	83,519
Less Expenses reduced by the Advisor	(7,159)

Total Net Expenses	76,360

Net Investment Income (Loss)	(71,507)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(540)
Net realized gains (losses) on futures contracts	255,440
Change in net unrealized appreciation/depreciation on investments	(467,203)

Net Realized and Unrealized Gains (Losses) on Investments	(212,303)

Change in Net Assets Resulting from Operations	$(283,810)

See accompanying notes to the financial statements.

98

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(71,507)	$65,646
Net realized gains (losses) on investments	254,900	(9,107,919)
Change in net unrealized appreciation/depreciation on investments	(467,203)	1,908,094

Change in net assets resulting from operations	(283,810)	(7,134,179)

Distributions to Shareholders From:
Net investment income	—	(1,770,821)

Change in net assets resulting from distributions	—	(1,770,821)

Capital Transactions:
Proceeds from shares issued	21,269,801	76,292,559
Dividends reinvested	—	1,770,821
Value of shares redeemed	(22,339,080)	(82,867,242)

Change in net assets resulting from capital transactions	(1,069,279)	(4,803,862)

Change in net assets	(1,353,089)	(13,708,862)
Net Assets:
Beginning of period	11,392,912	25,101,774

End of period	$10,039,823	$11,392,912

Accumulated net investment income (loss)	$(5,861)	$65,646

Share Transactions:
Issued	1,767,350	4,011,707
Reinvested	—	105,218
Redeemed	(1,917,841)	(4,237,209)

Change in shares	(150,491)	(120,284)

See accompanying notes to the financial statements.

99

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$12.41		$24.18	$28.59	$39.15	$27.62	$27.84

Investment Activities:
Net investment income (loss)(a)	(0.09)		0.09	0.98	1.10	0.49	(0.21)
Net realized and unrealized gains (losses) on investments	0.76	(b)	(9.30)	(3.76)	1.77	11.04	2.20

Total income (loss) from investment activities	0.67		(9.21)	(2.78)	2.87	11.53	1.99

Distributions to Shareholders From:
Net investment income	—		(2.56)	(1.63)	(0.44)	—	—
Net realized gains on investments	—		—	—	(12.99)	—	(2.21)

Total distributions	—		(2.56)	(1.63)	(13.43)	—	(2.21)

Net Asset Value, End of Period	$13.08		$12.41	$24.18	$28.59	$39.15	$27.62

Total Return	5.40	%(c)	(40.84)%	(9.99)%	10.86%	41.78%	7.56%

Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.72%	1.68%	1.73%	1.83%	1.85%
Net expenses(d)	1.65%		1.63%	1.63%	1.70%	1.83%	1.85%
Net investment income (loss)(d)	(1.54)%		0.46%	3.44%	3.06%	1.52%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$10,040		$11,393	$25,102	$68,027	$129,155	$27,659
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

100

PROFUNDS VP ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	77%
Futures Contracts	78%
Swap Agreements	45%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Exxon Mobil Corp.	3.3%
Microsoft Corp.	1.7%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.4%
AT&T, Inc.	1.4%

S&P 500 Index - Composition

% of Index

Consumer Non-Cyclical	25%
Energy	13%
Financial	13%
Communications	12%
Technology	12%
Industrial	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stock (76.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,408	$84,621
Abbott Laboratories (Pharmaceuticals)	3,135	147,470
Abercrombie & Fitch Co.—Class A (Retail)	176	4,469
Adobe Systems, Inc.* (Software)	1,056	29,885
Advanced Micro Devices, Inc.* (Semiconductors)	1,133	4,385
Aetna, Inc. (Healthcare-Services)	902	22,595
Affiliated Computer Services, Inc.—Class A* (Computers)	198	8,795
AFLAC, Inc. (Insurance)	946	29,411
Agilent Technologies, Inc.* (Electronics)	693	14,075
Air Products & Chemicals, Inc. (Chemicals)	429	27,709
AK Steel Holding Corp. (Iron/Steel)	220	4,222
Akamai Technologies, Inc.* (Internet)	352	6,751
Alcoa, Inc. (Mining)	1,969	20,340
Allegheny Energy, Inc. (Electric)	341	8,747
Allegheny Technologies, Inc. (Iron/Steel)	198	6,916
Allergan, Inc. (Pharmaceuticals)	627	29,833
Allstate Corp. (Insurance)	1,089	26,572
Altera Corp. (Semiconductors)	594	9,670
Altria Group, Inc. (Agriculture)	4,191	68,690
Amazon.com, Inc.* (Internet)	649	54,295
Ameren Corp. (Electric)	429	10,678
American Electric Power, Inc. (Electric)	968	27,966
American Express Co. (Diversified Financial Services)	2,409	55,985
American International Group, Inc. (Insurance)	5,456	6,329
American Tower Corp.* (Telecommunications)	803	25,319
Ameriprise Financial, Inc. (Diversified Financial Services)	517	12,548
AmerisourceBergen Corp. (Pharmaceuticals)	616	10,928
Amgen, Inc.* (Biotechnology)	2,046	108,315
Amphenol Corp.—Class A (Electronics)	352	11,137
Anadarko Petroleum Corp. (Oil & Gas)	1,012	45,935
Analog Devices, Inc. (Semiconductors)	594	14,719
AON Corp. (Insurance)	561	21,245
Apache Corp. (Oil & Gas)	682	49,206
Apartment Investment and Management Co.—Class A (REIT)	242	2,142
Apollo Group, Inc.—Class A* (Commercial Services)	220	15,646
Apple Computer, Inc.* (Computers)	1,804	256,944
Applied Materials, Inc. (Semiconductors)	2,706	29,685
Archer-Daniels-Midland Co. (Agriculture)	1,298	34,747
Assurant, Inc. (Insurance)	242	5,830
AT&T, Inc. (Telecommunications)	11,957	297,012
Autodesk, Inc.* (Software)	462	8,769
Automatic Data Processing, Inc. (Software)	1,012	35,865
AutoNation, Inc.* (Retail)	220	3,817
AutoZone, Inc.* (Retail)	77	11,635
Avalonbay Communities, Inc. (REIT)	165	9,230
Avery Dennison Corp. (Household Products/Wares)	231	5,932
Avon Products, Inc. (Cosmetics/Personal Care)	869	22,403
Baker Hughes, Inc. (Oil & Gas Services)	627	22,848
Ball Corp. (Packaging & Containers)	187	8,445
Bank of America Corp. (Banks)	16,390	216,348
Bank of New York Mellon Corp. (Banks)	2,420	70,930
Bard (C.R.), Inc. (Healthcare-Products)	198	14,741
Baxter International, Inc. (Healthcare-Products)	1,221	64,664
BB&T Corp. (Banks)	1,309	28,772
Becton, Dickinson & Co. (Healthcare-Products)	484	34,514
Bed Bath & Beyond, Inc.* (Retail)	528	16,236
Bemis Co., Inc. (Packaging & Containers)	198	4,990
Best Buy Co., Inc. (Retail)	693	23,209
Big Lots, Inc.* (Retail)	165	3,470
Biogen Idec, Inc.* (Biotechnology)	583	26,322
BJ Services Co. (Oil & Gas Services)	594	8,096
Black & Decker Corp. (Hand/Machine Tools)	121	3,468
BMC Software, Inc.* (Software)	374	12,637
Boeing Co. (Aerospace/Defense)	1,474	62,645
Boston Properties, Inc. (REIT)	286	13,642
Boston Scientific Corp.* (Healthcare-Products)	3,047	30,897
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,015	81,545
Broadcom Corp.—Class A* (Semiconductors)	869	21,543
Brown-Forman Corp. (Beverages)	198	8,510
Burlington Northern Santa Fe Corp. (Transportation)	561	41,256
C.H. Robinson Worldwide, Inc. (Transportation)	341	17,783
CA, Inc. (Software)	803	13,996
Cabot Oil & Gas Corp. (Oil & Gas)	209	6,404
Cameron International Corp.* (Oil & Gas Services)	440	12,452
Campbell Soup Co. (Food)	407	11,974

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Capital One Financial Corp. (Diversified Financial Services)	913	$19,976
Cardinal Health, Inc. (Pharmaceuticals)	726	22,179
Carnival Corp.—Class A (Leisure Time)	891	22,961
Caterpillar, Inc. (Machinery-Construction & Mining)	1,221	40,342
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	484	4,530
CBS Corp.—Class B (Media)	1,375	9,515
Celgene Corp.* (Biotechnology)	935	44,730
CenterPoint Energy, Inc. (Electric)	704	7,800
Centex Corp. (Home Builders)	253	2,140
CenturyTel, Inc. (Telecommunications)	638	19,587
Cephalon, Inc.* (Pharmaceuticals)	154	8,724
CF Industries Holdings, Inc. (Chemicals)	99	7,340
Chesapeake Energy Corp. (Oil & Gas)	1,144	22,686
ChevronTexaco Corp. (Oil & Gas)	4,059	268,909
Chubb Corp. (Insurance)	715	28,514
Ciena Corp.* (Telecommunications)	187	1,935
CIGNA Corp. (Insurance)	550	13,249
Cincinnati Financial Corp. (Insurance)	330	7,376
Cintas Corp. (Textiles)	264	6,030
Cisco Systems, Inc.* (Telecommunications)	11,682	217,752
CIT Group, Inc. (Diversified Financial Services)	792	1,703
Citigroup, Inc. (Diversified Financial Services)	11,165	33,160
Citrix Systems, Inc.* (Software)	363	11,576
Clorox Co. (Household Products/Wares)	286	15,967
CME Group, Inc. (Diversified Financial Services)	132	41,067
CMS Energy Corp. (Electric)	462	5,581
Coach, Inc. (Apparel)	638	17,149
Coca-Cola Co. (Beverages)	4,037	193,736
Coca-Cola Enterprises, Inc. (Beverages)	638	10,623
Cognizant Technology Solutions Corp.* (Computers)	594	15,860
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,012	71,589
Comcast Corp.—Special Class A (Media)	5,841	84,636
Comerica, Inc. (Banks)	308	6,514
Computer Sciences Corp.* (Computers)	308	13,644
Compuware Corp.* (Software)	495	3,396
ConAgra Foods, Inc. (Food)	902	17,192
ConocoPhillips (Oil & Gas)	3,003	126,306
CONSOL Energy, Inc. (Coal)	363	12,327
Consolidated Edison, Inc. (Electric)	561	20,993
Constellation Brands, Inc.* (Beverages)	396	5,021
Constellation Energy Group, Inc. (Electric)	407	10,818
Convergys Corp.* (Commercial Services)	253	2,348
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	341	10,588
Corning, Inc. (Telecommunications)	3,146	50,525
Costco Wholesale Corp. (Retail)	880	40,216
Coventry Health Care, Inc.* (Healthcare-Services)	297	5,557
CSX Corp. (Transportation)	792	27,427
Cummins, Inc. (Machinery-Diversified)	407	14,330
CVS Corp. (Retail)	2,948	93,953
D.R. Horton, Inc. (Home Builders)	561	5,251
Danaher Corp. (Miscellaneous Manufacturing)	517	31,920
Darden Restaurants, Inc. (Retail)	275	9,070
DaVita, Inc.* (Healthcare-Services)	209	10,337
Dean Foods Co.* (Food)	363	6,966
Deere & Co. (Machinery-Diversified)	858	34,277
Dell, Inc.* (Computers)	3,520	48,330
Denbury Resources, Inc.* (Oil & Gas)	506	7,453
DENTSPLY International, Inc. (Healthcare-Products)	297	9,064
Devon Energy Corp. (Oil & Gas)	902	49,159
DeVry, Inc. (Commercial Services)	121	6,055
Diamond Offshore Drilling, Inc. (Oil & Gas)	143	11,876
DIRECTV Group, Inc.* (Media)	1,067	26,366
Discover Financial Services (Diversified Financial Services)	979	10,054
Dominion Resources, Inc. (Electric)	1,199	40,071
Dover Corp. (Miscellaneous Manufacturing)	374	12,376
Dr. Pepper Snapple Group, Inc.* (Beverages)	517	10,955
DTE Energy Co. (Electric)	330	10,560
Duke Energy Corp. (Electric)	2,607	38,036
Dun & Bradstreet Corp. (Software)	110	8,933
Dynegy, Inc.—Class A* (Electric)	1,023	2,322
E* TRADE Financial Corp.* (Diversified Financial Services)	1,155	1,478
E.I. du Pont de Nemours & Co. (Chemicals)	1,826	46,782
Eastman Chemical Co. (Chemicals)	143	5,420
Eastman Kodak Co. (Miscellaneous Manufacturing)	539	1,595
Eaton Corp. (Miscellaneous Manufacturing)	341	15,212
eBay, Inc.* (Internet)	2,189	37,498
Ecolab, Inc. (Chemicals)	341	13,296
Edison International (Electric)	660	20,764
El Paso Corp. (Pipelines)	1,419	13,097
Electronic Arts, Inc.* (Software)	649	14,096
Eli Lilly & Co. (Pharmaceuticals)	2,046	70,873
EMC Corp.* (Computers)	4,081	53,461
Emerson Electric Co. (Electrical Components & Equipment)	1,518	49,183
Ensco International, Inc. (Oil & Gas)	286	9,973
Entergy Corp. (Electric)	396	30,698
EOG Resources, Inc. (Oil & Gas)	506	34,368
EQT Corp. (Oil & Gas)	264	9,216
Equifax, Inc. (Commercial Services)	253	6,603
Equity Residential Properties Trust (REIT)	550	12,226
Exelon Corp. (Electric)	1,331	68,161
Expedia, Inc.* (Internet)	429	6,482
Expeditors International of Washington, Inc. (Transportation)	429	14,303
Express Scripts, Inc.* (Pharmaceuticals)	550	37,812
Exxon Mobil Corp. (Oil & Gas)	9,889	691,340
Family Dollar Stores, Inc. (Retail)	286	8,094
Fastenal Co. (Distribution/Wholesale)	264	8,757
Federated Investors, Inc.—Class B (Diversified Financial Services)	176	4,240
FedEx Corp. (Transportation)	627	34,874
Fidelity National Information Services, Inc. (Software)	385	7,685
Fifth Third Bancorp (Banks)	1,485	10,544
First Horizon National Corp.* (Banks)	445	5,340
FirstEnergy Corp. (Electric)	616	23,870
Fiserv, Inc.* (Software)	319	14,578
FLIR Systems, Inc.* (Electronics)	308	6,948
Flowserve Corp. (Machinery-Diversified)	110	7,679
Fluor Corp. (Engineering & Construction)	363	18,618
FMC Technologies, Inc.* (Oil & Gas Services)	253	9,508
Ford Motor Co.* (Auto Manufacturers)	6,523	39,595
Forest Laboratories, Inc.* (Pharmaceuticals)	616	15,468
Fortune Brands, Inc. (Household Products/Wares)	308	10,700
FPL Group, Inc. (Electric)	836	47,535
Franklin Resources, Inc. (Diversified Financial Services)	308	22,179
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	836	41,892
Frontier Communications Corp. (Telecommunications)	638	4,555
GameStop Corp.—Class A* (Retail)	330	7,263
Gannett Co., Inc. (Media)	473	1,689
General Dynamics Corp. (Aerospace/Defense)	781	43,260
General Electric Co. (Miscellaneous Manufacturing)	21,461	251,523
General Mills, Inc. (Food)	671	37,589
Genuine Parts Co. (Distribution/Wholesale)	319	10,706

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Genworth Financial, Inc.—Class A (Diversified Financial Services)	880	$6,151
Genzyme Corp.* (Biotechnology)	550	30,618
Gilead Sciences, Inc.* (Pharmaceuticals)	1,837	86,045
Goodrich Corp. (Aerospace/Defense)	253	12,642
Google, Inc.—Class A* (Internet)	484	204,050
H & R Block, Inc. (Commercial Services)	693	11,940
Halliburton Co. (Oil & Gas Services)	1,815	37,570
Harley-Davidson, Inc. (Leisure Time)	473	7,667
Harman International Industries, Inc. (Home Furnishings)	121	2,275
Harris Corp. (Telecommunications)	264	7,487
Hartford Financial Services Group, Inc. (Insurance)	660	7,834
Hasbro, Inc. (Toys/Games/Hobbies)	253	6,133
HCP, Inc. (REIT)	550	11,655
Health Care REIT, Inc. (REIT)	220	7,502
Heinz (H.J.) Co. (Food)	638	22,777
Hess Corp. (Oil & Gas)	572	30,745
Hewlett-Packard Co. (Computers)	4,840	187,066
Home Depot, Inc. (Retail)	3,432	81,098
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,507	47,320
Hormel Foods Corp. (Food)	143	4,939
Hospira, Inc.* (Pharmaceuticals)	330	12,712
Host Marriott Corp. (REIT)	1,221	10,244
Hudson City Bancorp, Inc. (Savings & Loans)	1,056	14,034
Humana, Inc.* (Healthcare-Services)	341	11,001
Huntington Bancshares, Inc. (Banks)	1,100	4,598
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	781	29,163
IMS Health, Inc. (Software)	363	4,610
Integrys Energy Group, Inc. (Electric)	154	4,618
Intel Corp. (Semiconductors)	11,319	187,329
Intercontinental Exchange, Inc.* (Diversified Financial Services)	143	16,336
International Business Machines Corp. (Computers)	2,673	279,115
International Flavors & Fragrances, Inc. (Chemicals)	154	5,039
International Game Technology (Entertainment)	605	9,620
International Paper Co. (Forest Products & Paper)	880	13,314
Interpublic Group of Cos., Inc.* (Advertising)	968	4,888
Intuit, Inc.* (Software)	660	18,586
Intuitive Surgical, Inc.* (Healthcare-Products)	77	12,602
Invesco, Ltd. (Diversified Financial Services)	836	14,898
Iron Mountain, Inc.* (Commercial Services)	363	10,436
ITT Industries, Inc. (Miscellaneous Manufacturing)	374	16,643
J.C. Penney Co., Inc. (Retail)	451	12,948
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,909	269,776
Jabil Circuit, Inc. (Electronics)	429	3,183
Jacobs Engineering Group, Inc.* (Engineering & Construction)	253	10,649
Janus Capital Group, Inc. (Diversified Financial Services)	330	3,762
JDS Uniphase Corp.* (Telecommunications)	451	2,580
JM Smucker Co. (Food)	242	11,776
Johnson & Johnson (Healthcare-Products)	5,588	317,398
Johnson Controls, Inc. (Auto Parts & Equipment)	1,199	26,042
Juniper Networks, Inc.* (Telecommunications)	1,056	24,922
KB Home (Home Builders)	154	2,107
Kellogg Co. (Food)	517	24,077
KeyCorp (Banks)	1,430	7,493
Kimberly-Clark Corp. (Household Products/Wares)	836	43,831
Kimco Realty Corp. (REIT)	660	6,633
King Pharmaceuticals, Inc.* (Pharmaceuticals)	506	4,873
KLA—Tencor Corp. (Semiconductors)	341	8,610
Kohls Corp.* (Retail)	616	26,334
Kraft Foods, Inc. (Food)	2,981	75,539
Kroger Co. (Food)	1,320	29,106
L-3 Communications Holdings, Inc. (Aerospace/Defense)	231	16,027
Laboratory Corp. of America Holdings* (Healthcare-Services)	220	14,914
Legg Mason, Inc. (Diversified Financial Services)	286	6,973
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	319	4,858
Lennar Corp.—Class A (Home Builders)	286	2,771
Leucadia National Corp.* (Holding Companies-Diversified)	363	7,656
Lexmark International, Inc.—Class A* (Computers)	154	2,441
Life Technologies Corp.* (Biotechnology)	352	14,685
Limited, Inc. (Retail)	550	6,584
Lincoln National Corp. (Insurance)	605	10,412
Linear Technology Corp. (Semiconductors)	451	10,531
Lockheed Martin Corp. (Aerospace/Defense)	660	53,229
Loews Corp. (Insurance)	737	20,194
Lorillard, Inc. (Agriculture)	341	23,110
Lowe’s Cos., Inc. (Retail)	2,992	58,075
LSI Logic Corp.* (Semiconductors)	1,320	6,019
M & T Bank Corp. (Banks)	165	8,403
Macy’s, Inc. (Retail)	847	9,961
Manitowoc Co. (Machinery-Diversified)	264	1,389
Marathon Oil Corp. (Oil & Gas)	1,430	43,086
Marriott International, Inc.—Class A (Lodging)	596	13,154
Marsh & McLennan Cos., Inc. (Insurance)	1,056	21,257
Marshall & Ilsley Corp. (Banks)	715	3,432
Masco Corp. (Building Materials)	726	6,955
Massey Energy Co. (Coal)	176	3,439
MasterCard, Inc.—Class A (Software)	143	23,925
Mattel, Inc. (Toys/Games/Hobbies)	726	11,652
MBIA, Inc.* (Insurance)	341	1,477
McAfee, Inc.* (Internet)	319	13,459
McCormick & Co., Inc. (Food)	264	8,588
McDonald’s Corp. (Retail)	2,233	128,375
McGraw-Hill Cos., Inc. (Media)	638	19,210
McKesson Corp. (Commercial Services)	550	24,200
MeadWestvaco Corp. (Forest Products & Paper)	352	5,776
Medco Health Solutions, Inc.* (Pharmaceuticals)	979	44,652
Medtronic, Inc. (Healthcare-Products)	2,266	79,061
MEMC Electronic Materials, Inc.* (Semiconductors)	451	8,032
Merck & Co., Inc. (Pharmaceuticals)	4,268	119,333
Meredith Corp. (Media)	77	1,967
MetLife, Inc. (Insurance)	1,661	49,847
MetroPCS Communications, Inc.* (Telecommunications)	506	6,735
Microchip Technology, Inc. (Semiconductors)	374	8,434
Micron Technology, Inc.* (Semiconductors)	1,716	8,683
Microsoft Corp. (Software)	15,510	368,673
Millipore Corp.* (Biotechnology)	110	7,723
Molex, Inc. (Electrical Components & Equipment)	286	4,447
Molson Coors Brewing Co.—Class B (Beverages)	297	12,572
Monsanto Co. (Agriculture)	1,111	82,592
Monster Worldwide, Inc.* (Internet)	253	2,988
Moody’s Corp. (Commercial Services)	385	10,145
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,739	78,089
Motorola, Inc. (Telecommunications)	4,642	30,776
Murphy Oil Corp. (Oil & Gas)	385	20,913
Mylan Laboratories, Inc.* (Pharmaceuticals)	616	8,039
Nabors Industries, Ltd.* (Oil & Gas)	572	8,912
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	275	5,860
National Semiconductor Corp. (Semiconductors)	396	4,970
National-Oilwell Varco, Inc.* (Oil & Gas Services)	847	27,663
NetApp, Inc.* (Computers)	671	13,232

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Newell Rubbermaid, Inc. (Housewares)	561	$5,840
Newmont Mining Corp. (Mining)	990	40,461
News Corp.—Class A (Media)	4,664	42,489
Nicor, Inc. (Gas)	88	3,047
NIKE, Inc.—Class B (Apparel)	781	40,440
NiSource, Inc. (Electric)	561	6,541
Noble Energy, Inc. (Oil & Gas)	352	20,757
Nordstrom, Inc. (Retail)	319	6,345
Norfolk Southern Corp. (Transportation)	748	28,177
Northeast Utilities System (Electric)	352	7,853
Northern Trust Corp. (Banks)	484	25,981
Northrop Grumman Corp. (Aerospace/Defense)	660	30,149
Novell, Inc.* (Software)	704	3,189
Novellus Systems, Inc.* (Semiconductors)	198	3,307
Nucor Corp. (Iron/Steel)	638	28,346
NVIDIA Corp.* (Semiconductors)	1,111	12,543
NYSE Euronext (Diversified Financial Services)	528	14,388
O’Reilly Automotive, Inc.* (Retail)	275	10,472
Occidental Petroleum Corp. (Oil & Gas)	1,639	107,863
Office Depot, Inc.* (Retail)	561	2,558
Omnicom Group, Inc. (Advertising)	627	19,801
Oracle Corp. (Software)	7,678	164,463
Owens-Illinois, Inc.* (Packaging & Containers)	341	9,551
PACCAR, Inc. (Auto Manufacturers)	737	23,960
Pactiv Corp.* (Packaging & Containers)	264	5,737
Pall Corp. (Miscellaneous Manufacturing)	242	6,428
Parker Hannifin Corp. (Miscellaneous Manufacturing)	330	14,177
Patterson Cos., Inc.* (Healthcare-Products)	187	4,058
Paychex, Inc. (Commercial Services)	649	16,355
Peabody Energy Corp. (Coal)	539	16,256
People’s United Financial, Inc. (Banks)	704	10,588
Pepco Holdings, Inc. (Electric)	451	6,061
PepsiCo, Inc. (Beverages)	3,157	173,509
PerkinElmer, Inc. (Electronics)	231	4,019
Pfizer, Inc. (Pharmaceuticals)	13,673	205,095
PG & E Corp. (Electric)	748	28,753
Philip Morris International, Inc. (Commercial Services)	3,971	173,215
Pinnacle West Capital Corp. (Electric)	209	6,301
Pioneer Natural Resources Co. (Oil & Gas)	231	5,891
Pitney Bowes, Inc. (Office/Business Equipment)	418	9,167
Plum Creek Timber Co., Inc. (Forest Products & Paper)	330	9,827
PNC Financial Services Group (Banks)	935	36,287
Polo Ralph Lauren Corp. (Apparel)	110	5,889
PPG Industries, Inc. (Chemicals)	330	14,487
PPL Corp. (Electric)	759	25,017
Praxair, Inc. (Chemicals)	627	44,561
Precision Castparts Corp. (Metal Fabricate/Hardware)	286	20,887
Principal Financial Group, Inc. (Insurance)	627	11,813
Procter & Gamble Co. (Cosmetics/Personal Care)	5,907	301,848
Progress Energy, Inc. (Electric)	561	21,223
Progressive Corp.* (Insurance)	1,375	20,776
ProLogis (REIT)	902	7,270
Prudential Financial, Inc. (Insurance)	935	34,801
Public Service Enterprise Group, Inc. (Electric)	1,023	33,380
Public Storage, Inc. (REIT)	253	16,566
Pulte Homes, Inc. (Home Builders)	440	3,885
QLogic Corp.* (Semiconductors)	242	3,069
Qualcomm, Inc. (Telecommunications)	3,355	151,646
Quanta Services, Inc.* (Commercial Services)	385	8,905
Quest Diagnostics, Inc. (Healthcare-Services)	308	17,380
Questar Corp. (Pipelines)	352	10,951
Qwest Communications International, Inc. (Telecommunications)	3,003	12,462
R.R. Donnelley & Sons Co. (Commercial Services)	418	4,857
RadioShack Corp. (Retail)	253	3,532
Range Resources Corp. (Oil & Gas)	319	13,210
Raytheon Co. (Aerospace/Defense)	803	35,677
Regions Financial Corp. (Banks)	2,343	9,466
Republic Services, Inc. (Environmental Control)	649	15,842
Reynolds American, Inc. (Agriculture)	341	13,169
Robert Half International, Inc. (Commercial Services)	308	7,275
Rockwell Collins, Inc. (Aerospace/Defense)	319	13,312
Rockwell International Corp. (Machinery-Diversified)	286	9,186
Rowan Cos., Inc. (Oil & Gas)	231	4,463
Ryder System, Inc. (Transportation)	110	3,071
Safeway, Inc. (Food)	858	17,477
Salesforce. com, Inc.* (Software)	220	8,397
SanDisk Corp.* (Computers)	462	6,787
Sara Lee Corp. (Food)	1,408	13,742
SCANA Corp. (Electric)	242	7,858
Schering-Plough Corp. (Pharmaceuticals)	3,300	82,896
Schlumberger, Ltd. (Oil & Gas Services)	2,420	130,946
Scripps Networks Interactive—Class A (Entertainment)	187	5,204
Sealed Air Corp. (Packaging & Containers)	319	5,886
Sears Holdings Corp.* (Retail)	110	7,317
Sempra Energy (Gas)	495	24,567
Sherwin-Williams Co. (Chemicals)	198	10,643
Sigma-Aldrich Corp. (Chemicals)	242	11,994
Simon Property Group, Inc. (REIT)	561	28,852
SLM Corp.* (Diversified Financial Services)	946	9,715
Smith International, Inc. (Oil & Gas Services)	440	11,330
Snap-on, Inc. (Hand/Machine Tools)	121	3,478
Southern Co. (Electric)	1,584	49,357
Southwest Airlines Co. (Airlines)	1,496	10,068
Southwestern Energy Co.* (Oil & Gas)	693	26,923
Spectra Energy Corp. (Pipelines)	1,309	22,148
Sprint Nextel Corp.* (Telecommunications)	5,819	27,989
St. Jude Medical, Inc.* (Healthcare-Products)	704	28,934
Staples, Inc. (Retail)	1,452	29,287
Starbucks Corp.* (Retail)	1,496	20,779
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	374	8,303
State Street Corp. (Banks)	1,001	47,247
Stericycle, Inc.* (Environmental Control)	176	9,069
Stryker Corp. (Healthcare-Products)	484	19,234
Sun Microsystems, Inc.* (Computers)	1,507	13,895
Sunoco, Inc. (Oil & Gas)	242	5,614
SunTrust Banks, Inc. (Banks)	946	15,562
SuperValu, Inc. (Food)	429	5,556
Symantec Corp.* (Internet)	1,661	25,845
Sysco Corp. (Food)	1,199	26,954
T. Rowe Price Group, Inc. (Diversified Financial Services)	517	21,543
Target Corp. (Retail)	1,529	60,350
TECO Energy, Inc. (Electric)	429	5,118
Tellabs, Inc.* (Telecommunications)	803	4,601
Tenet Healthcare Corp.* (Healthcare-Services)	847	2,389
Teradata Corp.* (Computers)	352	8,247
Teradyne, Inc.* (Semiconductors)	352	2,415
Tesoro Petroleum Corp. (Oil & Gas)	275	3,501
Texas Instruments, Inc. (Semiconductors)	2,585	55,060
Textron, Inc. (Miscellaneous Manufacturing)	550	5,313
The AES Corp.* (Electric)	1,353	15,708
The Charles Schwab Corp. (Diversified Financial Services)	1,903	33,379
The Dow Chemical Co. (Chemicals)	2,178	35,153

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	231	$7,547
The Gap, Inc. (Retail)	935	15,334
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,023	150,831
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	495	5,574
The Hershey Co. (Food)	341	12,276
The New York Times Co.—Class A (Media)	231	1,273
The Pepsi Bottling Group, Inc. (Beverages)	275	9,306
The Stanley Works (Hand/Machine Tools)	165	5,584
The Travelers Companies, Inc. (Insurance)	1,188	48,756
The Williams Cos., Inc. (Pipelines)	1,177	18,373
Thermo Electron Corp.* (Electronics)	847	34,532
Tiffany & Co. (Retail)	253	6,416
Time Warner Cable, Inc. (Media)	715	22,644
Time Warner, Inc. (Media)	2,420	60,960
Titanium Metals Corp. (Mining)	176	1,617
TJX Cos., Inc. (Retail)	836	26,301
Torchmark Corp. (Insurance)	165	6,112
Total System Services, Inc. (Software)	396	5,302
Tyson Foods, Inc.—Class A (Food)	616	7,768
U.S. Bancorp (Banks)	3,850	68,992
Union Pacific Corp. (Transportation)	1,023	53,257
United Parcel Service, Inc.—Class B (Transportation)	2,013	100,630
United States Steel Corp. (Iron/Steel)	286	10,222
United Technologies Corp. (Aerospace/Defense)	1,914	99,451
UnitedHealth Group, Inc. (Healthcare-Services)	2,409	60,177
UnumProvident Corp. (Insurance)	671	10,642
V.F. Corp. (Apparel)	176	9,742
Valero Energy Corp. (Oil & Gas)	1,122	18,951
Varian Medical Systems, Inc.* (Healthcare-Products)	253	8,890
Ventas, Inc. (REIT)	319	9,525
VeriSign, Inc.* (Internet)	396	7,318
Verizon Communications, Inc. (Telecommunications)	5,753	176,790
Viacom, Inc.—Class B* (Media)	1,232	27,966
Vornado Realty Trust (REIT)	319	14,365
Vulcan Materials Co. (Building Materials)	242	10,430
W.W. Grainger, Inc. (Distribution/Wholesale)	121	9,907
Wal-Mart Stores, Inc. (Retail)	4,521	218,997
Walgreen Co. (Retail)	2,013	59,182
Walt Disney Co. (Media)	3,762	87,767
Washington Post Co.—Class B (Media)	11	3,874
Waste Management, Inc. (Environmental Control)	1,001	28,188
Waters Corp.* (Electronics)	198	10,191
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	209	7,035
WellPoint, Inc.* (Healthcare-Services)	979	49,821
Wells Fargo & Co. (Banks)	9,438	228,966
Western Digital Corp.* (Computers)	451	11,951
Western Union Co. (Commercial Services)	1,419	23,272
Weyerhaeuser Co. (Forest Products & Paper)	429	13,054
Whirlpool Corp. (Home Furnishings)	154	6,554
Whole Foods Market, Inc. (Food)	286	5,428
Windstream Corp. (Telecommunications)	880	7,357
Wisconsin Energy Corp. (Electric)	242	9,852
Wyeth (Pharmaceuticals)	2,706	122,825
Wyndham Worldwide Corp. (Lodging)	363	4,400
Wynn Resorts, Ltd.* (Lodging)	132	4,660
Xcel Energy, Inc. (Electric)	924	17,011
Xerox Corp. (Office/Business Equipment)	1,749	11,334
Xilinx, Inc. (Semiconductors)	561	11,478
XL Capital, Ltd.—Class A (Insurance)	693	7,942
XTO Energy, Inc. (Oil & Gas)	1,177	44,891
Yahoo!, Inc.* (Internet)	2,827	44,271
YUM! Brands, Inc. (Retail)	935	31,173
Zimmer Holdings, Inc.* (Healthcare-Products)	440	18,744
Zions Bancorp (Banks)	231	2,670

TOTAL COMMON STOCKS
(Cost $13,908,805)		16,304,783

Repurchase Agreements (7.9%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $610,000 (Collateralized by $607,200 U.S. Treasury Notes, 3.75%, 11/15/18, market value $622,347)	$610,000	610,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $177,000 (Collateralized by $185,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $186,349)	177,000	177,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $873,000 (Collateralized by $832,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $891,547)	873,000	873,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,000 (Collateralized by $9,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $9,103)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,667,000)		1,667,000

TOTAL INVESTMENT SECURITIES
(Cost $15,575,805)—84.8%		17,971,783
Net other assets (liabilities)—15.2%		3,215,765

NET ASSETS—100.0%		$21,187,548

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $1,300,000.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $15,938,400)	348	$(33,480)
S&P 500 Futures Contract expiring 9/17/09 (Underlying notional amount at value $687,000)	3	(15,389)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$3,091,787	$(26,413)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	6,346,487	(38,104)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	3.7%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.1%
Chemicals	1.1%
Coal	0.2%
Commercial Services	1.5%
Computers	4.4%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.2%
Diversified Financial Services	4.2%
Electric	2.8%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.1%
Healthcare-Services	1.0%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.7%
Internet	1.9%
Iron/Steel	0.2%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	2.6%
Office/Business Equipment	0.1%
Oil & Gas	7.9%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.3%
Pipelines	0.4%
REIT	0.8%
Real Estate	NM
Retail	4.8%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	3.5%
Telecommunications	4.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	23.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$15,575,805

Securities, at value	16,304,783
Repurchase agreements, at value	1,667,000

Total Investment Securities, at value	17,971,783
Cash	1,312
Segregated cash balances with brokers for futures contracts	1,525,921
Dividends and interest receivable	15,560
Receivable for capital shares issued	6,036,365
Receivable for investments sold	21,086
Prepaid expenses	137

Total Assets	25,572,164

Liabilities:
Payable for investments purchased	2,993,189
Payable for capital shares redeemed	1,194,172
Unrealized loss on swap agreements	64,517
Variation margin on futures contracts	88,194
Advisory fees payable	10,805
Management services fees payable	1,441
Administration fees payable	623
Administrative services fees payable	5,666
Distribution fees payable	5,325
Trustee fees payable	1
Transfer agency fees payable	992
Fund accounting fees payable	1,253
Compliance services fees payable	474
Other accrued expenses	17,964

Total Liabilities	4,384,616

Net Assets	$21,187,548

Net Assets consist of:
Capital	$62,677,832
Accumulated net investment income (loss)	234,546
Accumulated net realized gains (losses) on investments	(44,007,422)
Net unrealized appreciation (depreciation) on investments	2,282,592

Net Assets	$21,187,548

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,181,598

Net Asset Value (offering and redemption price per share)	$6.66

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$162,395
Interest	3,891

Total Investment Income	166,286

Expenses:
Advisory fees	71,839
Management services fees	9,579
Administration fees	4,374
Transfer agency fees	6,795
Administrative services fees	30,877
Distribution fees	23,946
Custody fees	6,519
Fund accounting fees	11,051
Trustee fees	110
Compliance services fees	273
Other fees	10,511

Total Gross Expenses before reductions	175,874
Less Expenses reduced by the Advisor	(18,215)

Total Net Expenses	157,659

Net Investment Income (Loss)	8,627

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(837,417)
Net realized gains (losses) on futures contracts	(636,519)
Net realized gains (losses) on swap agreements	(166,873)
Change in net unrealized appreciation/depreciation on investments	(1,129,714)

Net Realized and Unrealized Gains (Losses) on Investments	(2,770,523)

Change in Net Assets Resulting from Operations	$(2,761,896)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$8,627	$225,919
Net realized gains (losses) on investments	(1,640,809)	(15,320,833)
Change in net unrealized appreciation/depreciation on investments	(1,129,714)	(12,070,133)

Change in net assets resulting from operations	(2,761,896)	(27,165,047)

Distributions to Shareholders From:
Net investment income	—	(570,814)

Change in net assets resulting from distributions	—	(570,814)

Capital Transactions:
Proceeds from shares issued	113,210,827	428,601,582
Dividends reinvested	—	518,128
Value of shares redeemed	(141,544,456)	(411,011,467)

Change in net assets resulting from capital transactions	(28,333,629)	18,108,243

Change in net assets	(31,095,525)	(9,627,618)
Net Assets:
Beginning of period	52,283,073	61,910,691

End of period	$21,187,548	$52,283,073

Accumulated net investment income (loss)	$234,546	$225,919

Share Transactions:
Issued	19,478,952	35,377,210
Reinvested	—	36,851
Redeemed	(24,077,864)	(30,576,396)

Change in shares	(4,598,912)	4,837,665

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$6.72		$21.04	$23.84	$20.65	$22.84	$22.19

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.09	0.21	0.16	0.05	0.02
Net realized and unrealized gains (losses) on investments	(0.06)		(14.12)	0.12	4.40	0.49	3.55

Total income (loss) from investment activities	(0.06)		(14.03)	0.33	4.56	0.54	3.57

Distributions to Shareholders From:
Net investment income	—		(0.29)	(0.18)	(0.09)	(0.02)	—
Net realized gains on investments	—		—	(2.95)	(1.28)	(2.71)	(2.92)

Total distributions	—		(0.29)	(3.13)	(1.37)	(2.73)	(2.92)

Net Asset Value, End of Period	$6.66		$6.72	$21.04	$23.84	$20.65	$22.84

Total Return	(0.89	)%(c)	(67.40)%	0.85%	23.06%	2.61%	17.18%

Ratios to Average Net Assets:
Gross expenses(d)	1.84%		1.81%	1.68%	1.75%	1.88%	1.89%
Net expenses(d)	1.65%		1.63%	1.63%	1.72%	1.88%	1.89%
Net investment income (loss)(d)	0.09%		0.67%	0.88%	0.74%	0.24%	0.11%

Supplemental Data:
Net assets, end of period (000’s)	$21,188		$52,283	$61,911	$70,430	$51,738	$96,514
Portfolio turnover rate(e)	105	%(c)	909%	916%	1,411%	681%	830%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S& P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	72%
Futures Contracts	47%
Swap Agreements	79%

Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Vertex Pharmaceuticals, Inc.	0.6%
Ross Stores, Inc.	0.5%
Priceline.com, Inc.	0.5%
Newfield Exploration Co.	0.5%
Pride International, Inc.	0.4%

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	17%
Industrial	17%
Consumer Cyclical	13%
Technology	8%
Utilities	7%
Energy	6%
Basic Materials	5%
Communications	5%

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (71.6%)
	Shares	Value

3Com Corp.* (Telecommunications)	6,900	$32,499
99 Cents Only Stores* (Retail)	828	11,244
Aaron’s, Inc. (Commercial Services)	828	24,691
ACI Worldwide, Inc.* (Software)	552	7,706
Acxiom Corp. (Software)	1,104	9,748
ADC Telecommunications, Inc.* (Telecommunications)	1,656	13,182
ADTRAN, Inc. (Telecommunications)	966	20,740
Advance Auto Parts, Inc. (Retail)	1,656	68,707
Advent Software, Inc.* (Software)	276	9,050
Aecom Technology Corp.* (Engineering & Construction)	1,518	48,576
Aeropostale, Inc.* (Retail)	1,104	37,834
Affiliated Managers Group, Inc.* (Diversified Financial Services)	690	40,151
Affymetrix, Inc.* (Biotechnology)	1,242	7,365
AGCO Corp.* (Machinery-Diversified)	1,518	44,128
AGL Resources, Inc. (Gas)	1,380	43,884
Airgas, Inc. (Chemicals)	1,380	55,931
AirTran Holdings, Inc.* (Airlines)	2,070	12,813
Alaska Air Group, Inc.* (Airlines)	552	10,080
Albemarle Corp. (Chemicals)	1,518	38,815
Alberto-Culver Co. (Cosmetics/Personal Care)	1,518	38,603
Alexander & Baldwin, Inc. (Transportation)	690	16,174
Alexandria Real Estate Equities, Inc. (REIT)	690	24,695
Alliance Data Systems Corp.* (Commercial Services)	966	39,790
Alliant Energy Corp. (Electric)	1,932	50,483
Alliant Techsystems, Inc.* (Aerospace/Defense)	552	45,463
AMB Property Corp. (REIT)	2,484	46,724
American Eagle Outfitters, Inc. (Retail)	3,588	50,842
American Financial Group, Inc. (Insurance)	1,242	26,802
American Greetings Corp.—Class A (Household Products/Wares)	690	8,059
AmeriCredit Corp.* (Diversified Financial Services)	2,346	31,788
Ametek, Inc. (Electrical Components & Equipment)	1,794	62,037
AnnTaylor Stores Corp.* (Retail)	966	7,709
ANSYS, Inc.* (Software)	1,518	47,301
Apollo Investment Corp. (Investment Companies)	2,484	14,904
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,104	37,282
Aqua America, Inc. (Water)	2,346	41,993
Arch Coal, Inc. (Coal)	2,484	38,179
Arrow Electronics, Inc.* (Electronics)	2,070	43,967
Arthur J. Gallagher & Co. (Insurance)	1,656	35,339
Ashland, Inc. (Chemicals)	1,104	30,967
Associated Banc-Corp (Banks)	2,208	27,600
Astoria Financial Corp. (Savings & Loans)	1,380	11,840
Atmel Corp.* (Semiconductors)	8,004	29,855
Avnet, Inc.* (Electronics)	2,622	55,141
Avocent Corp.* (Internet)	690	9,632
BancorpSouth, Inc. (Banks)	1,242	25,498
Bank of Hawaii Corp. (Banks)	828	29,667
Barnes & Noble, Inc. (Retail)	552	11,388
BE Aerospace, Inc.* (Aerospace/Defense)	1,794	25,762
Beckman Coulter, Inc. (Healthcare-Products)	1,104	63,083
Bill Barrett Corp.* (Oil & Gas)	552	15,158
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	276	20,832
BJ’s Wholesale Club, Inc.* (Retail)	966	31,134
Black Hills Corp. (Electric)	690	15,863
Blyth, Inc. (Household Products/Wares)	138	4,525
Bob Evans Farms, Inc. (Retail)	414	11,898
BorgWarner, Inc. (Auto Parts & Equipment)	2,070	70,649
Boyd Gaming Corp.* (Lodging)	966	8,211
BRE Properties, Inc.—Class A (REIT)	828	19,673
Brink’s Home Security Holdings, Inc.* (Commercial Services)	690	19,534
Brinker International, Inc. (Retail)	1,794	30,552
Broadridge Financial Solutions, Inc. (Software)	2,484	41,185
Brown & Brown, Inc. (Insurance)	2,070	41,255
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,242	35,472
Cabot Corp. (Chemicals)	1,104	13,888
Cadence Design Systems, Inc.* (Computers)	4,692	27,683
Callaway Golf Co. (Leisure Time)	1,104	5,597
Camden Property Trust (REIT)	1,104	30,470
Career Education Corp.* (Commercial Services)	1,242	30,913
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	966	23,223
Carmax, Inc.* (Retail)	3,864	56,801
Carpenter Technology Corp. (Iron/Steel)	690	14,359
Cathay Bancorp, Inc. (Banks)	828	7,874
Cerner Corp.* (Software)	1,104	68,768
Charles River Laboratories International, Inc.* (Biotechnology)	1,104	37,260
Cheesecake Factory, Inc.* (Retail)	966	16,712

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Chico’s FAS, Inc.* (Retail)	3,036	$29,540
Chipotle Mexican Grill, Inc.—Class A* (Retail)	552	44,160
Church & Dwight, Inc. (Household Products/Wares)	1,242	67,453
Cimarex Energy Co. (Oil & Gas)	1,380	39,109
Cincinnati Bell, Inc.* (Telecommunications)	3,726	10,582
City National Corp. (Banks)	690	25,413
Clean Harbors, Inc.* (Environmental Control)	276	14,901
Cleco Corp. (Electric)	966	21,658
Cliffs Natural Resources, Inc. (Iron/Steel)	2,208	54,030
Coldwater Creek, Inc.* (Retail)	828	5,018
Collective Brands, Inc.* (Retail)	1,104	16,085
Commerce Bancshares, Inc. (Banks)	1,104	35,140
Commercial Metals Co. (Metal Fabricate/Hardware)	1,932	30,970
Commscope, Inc.* (Telecommunications)	1,380	36,239
Community Health Systems, Inc.* (Healthcare-Services)	1,518	38,329
Comstock Resources, Inc.* (Oil & Gas)	828	27,365
Con-way, Inc. (Transportation)	828	29,237
Copart, Inc.* (Retail)	1,104	38,276
Corinthian Colleges, Inc.* (Commercial Services)	1,518	25,700
Corn Products International, Inc. (Food)	1,242	33,273
Corporate Office Properties Trust (REIT)	966	28,333
Corrections Corp. of America* (Commercial Services)	1,932	32,825
Cousins Properties, Inc. (REIT)	690	5,865
Covance, Inc.* (Healthcare-Services)	1,104	54,317
Crane Co. (Miscellaneous Manufacturing)	828	18,473
Cree Research, Inc.* (Semiconductors)	1,518	44,614
Cullen/Frost Bankers, Inc. (Banks)	966	44,552
Cytec Industries, Inc. (Chemicals)	828	15,417
Deluxe Corp. (Commercial Services)	828	10,607
Dick’s Sporting Goods, Inc.* (Retail)	1,518	26,110
Diebold, Inc. (Computers)	1,104	29,101
Digital River, Inc.* (Internet)	552	20,049
Dollar Tree, Inc.* (Retail)	1,518	63,908
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,380	47,803
DPL, Inc. (Electric)	2,070	47,962
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,242	34,267
DST Systems, Inc.* (Computers)	690	25,495
Duke-Weeks Realty Corp. (REIT)	4,002	35,098
Dycom Industries, Inc.* (Engineering & Construction)	690	7,638
Eaton Vance Corp. (Diversified Financial Services)	2,070	55,372
Edwards Lifesciences Corp.* (Healthcare-Products)	966	65,717
Encore Acquisition Co.* (Oil & Gas)	828	25,544
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,070	37,094
Energen Corp. (Gas)	1,242	49,556
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,104	57,673
Equinix, Inc.* (Internet)	552	40,152
Equity One, Inc. (REIT)	552	7,320
Essex Property Trust, Inc. (REIT)	414	25,763
Everest Re Group, Ltd. (Insurance)	966	69,137
Exterran Holdings, Inc.* (Oil & Gas Services)	1,104	17,708
F5 Networks, Inc.* (Internet)	1,380	47,734
FactSet Research Systems, Inc. (Computers)	690	34,410
Fair Isaac Corp. (Software)	828	12,801
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,208	15,434
Federal Realty Investment Trust (REIT)	966	49,768
Federal Signal Corp. (Miscellaneous Manufacturing)	828	6,334
Fidelity National Title Group, Inc.—Class A (Insurance)	4,140	56,014
First American Financial Corp. (Insurance)	1,656	42,907
First Niagara Financial Group, Inc. (Savings & Loans)	2,622	29,943
FirstMerit Corp. (Banks)	1,381	23,449
Flowers Foods, Inc. (Food)	1,380	30,139
FMC Corp. (Chemicals)	1,242	58,747
Foot Locker, Inc. (Retail)	2,760	28,897
Forest Oil Corp.* (Oil & Gas)	1,932	28,825
Fossil, Inc.* (Household Products/Wares)	828	19,938
Frontier Oil Corp. (Oil & Gas)	1,794	23,519
FTI Consulting, Inc.* (Commercial Services)	828	41,996
Fulton Financial Corp. (Banks)	3,036	15,818
Gartner Group, Inc.* (Commercial Services)	966	14,741
GATX Corp. (Trucking & Leasing)	828	21,296
Gen-Probe, Inc.* (Healthcare-Products)	828	35,587
Gentex Corp. (Electronics)	2,346	27,214
Global Payments, Inc. (Software)	1,380	51,695
Graco, Inc. (Machinery-Diversified)	966	21,271
Granite Construction, Inc. (Engineering & Construction)	552	18,371
Great Plains Energy, Inc. (Electric)	2,346	36,480
Greif, Inc.—Class A (Packaging & Containers)	552	24,409
GUESS?, Inc. (Apparel)	966	24,903
Hanesbrands, Inc.* (Apparel)	1,656	24,857
Hanover Insurance Group, Inc. (Insurance)	828	31,555
Hansen Natural Corp.* (Beverages)	1,242	38,278
Harsco Corp. (Miscellaneous Manufacturing)	1,380	39,054
Harte-Hanks, Inc. (Advertising)	552	5,106
Hawaiian Electric Industries, Inc. (Electric)	1,518	28,933
HCC Insurance Holdings, Inc. (Insurance)	1,932	46,387
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,278	21,133
Health Net, Inc.* (Healthcare-Services)	1,794	27,897
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,656	18,001
Helmerich & Payne, Inc. (Oil & Gas)	1,794	55,381
Henry Schein, Inc.* (Healthcare-Products)	1,518	72,788
Herman Miller, Inc. (Office Furnishings)	828	12,702
Hewitt Associates, Inc.* (Commercial Services)	1,380	41,096
Highwoods Properties, Inc. (REIT)	1,242	27,784
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,104	17,907
HNI Corp. (Office Furnishings)	690	12,461
Hologic, Inc.* (Healthcare-Products)	4,554	64,803
Horace Mann Educators Corp. (Insurance)	690	6,879
Hospitality Properties Trust (REIT)	1,932	22,971
Hubbell, Inc.—Class B (Electrical Components & Equipment)	966	30,970
IDACORP, Inc. (Electric)	828	21,644
IDEX Corp. (Machinery-Diversified)	1,380	33,907
IDEXX Laboratories, Inc.* (Healthcare-Products)	966	44,629
Imation Corp. (Computers)	414	3,151
Immucor, Inc.* (Healthcare-Products)	1,242	17,090
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	2,760	48,300
Integrated Device Technology, Inc.* (Semiconductors)	2,898	17,504
International Bancshares Corp. (Banks)	828	8,537
International Rectifier Corp.* (Semiconductors)	1,242	18,394
International Speedway Corp. (Entertainment)	414	10,603
Intersil Corp.—Class A (Semiconductors)	2,070	26,020
Itron, Inc.* (Electronics)	690	37,998
ITT Educational Services, Inc.* (Commercial Services)	552	55,564
J. Crew Group, Inc.* (Retail)	828	22,373
J.B. Hunt Transport Services, Inc. (Transportation)	1,380	42,131
Jack Henry & Associates, Inc. (Computers)	1,380	28,635
Jefferies Group, Inc.* (Diversified Financial Services)	2,208	47,097
JetBlue Airways Corp.* (Airlines)	3,588	15,321
John Wiley & Sons, Inc. (Media)	690	22,942
Jones Lang LaSalle, Inc. (Real Estate)	690	22,584
Joy Global, Inc. (Machinery-Construction & Mining)	1,794	64,082

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Kansas City Southern Industries, Inc.* (Transportation)	1,518	$24,455
KBR, Inc. (Engineering & Construction)	2,760	50,894
Kelly Services, Inc.—Class A (Commercial Services)	414	4,533
Kennametal, Inc. (Hand/Machine Tools)	1,242	23,822
Kindred Healthcare, Inc.* (Healthcare-Services)	414	5,121
Kinetic Concepts, Inc.* (Healthcare-Products)	966	26,323
Korn/Ferry International* (Commercial Services)	690	7,342
Lam Research Corp.* (Semiconductors)	2,208	57,408
Lamar Advertising Co.* (Advertising)	1,242	18,965
Lancaster Colony Corp. (Miscellaneous Manufacturing)	276	12,163
Landstar System, Inc. (Transportation)	828	29,733
Lender Processing Services, Inc. (Diversified Financial Services)	1,380	38,323
Lennox International, Inc. (Building Materials)	828	26,612
Liberty Property Trust (REIT)	1,794	41,334
Life Time Fitness, Inc.* (Leisure Time)	552	11,046
LifePoint Hospitals, Inc.* (Healthcare-Services)	966	25,357
Lincare Holdings, Inc.* (Healthcare-Services)	1,104	25,966
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	690	24,868
LKQ Corp.* (Distribution/Wholesale)	2,484	40,862
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,518	5,192
Lubrizol Corp. (Chemicals)	1,104	52,230
M.D.C. Holdings, Inc. (Home Builders)	552	16,621
Mack-Cali Realty Corp. (REIT)	1,380	31,464
Macrovision Solutions Corp.* (Entertainment)	1,380	30,098
Manpower, Inc. (Commercial Services)	1,380	58,429
ManTech International Corp.—Class A* (Software)	276	11,879
Mariner Energy, Inc.* (Oil & Gas)	1,794	21,079
Martin Marietta Materials (Building Materials)	690	54,427
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	828	29,469
Masimo Corp.* (Healthcare-Products)	828	19,963
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	414	12,884
MDU Resources Group, Inc. (Electric)	3,174	60,211
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	966	15,765
Mentor Graphics Corp.* (Computers)	1,656	9,058
Mercury General Corp. (Insurance)	552	18,453
Metavante Technologies, Inc.* (Software)	1,518	39,255
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	552	42,587
Micros Systems, Inc.* (Computers)	1,380	34,942
Mine Safety Appliances Co. (Environmental Control)	414	9,977
Minerals Technologies, Inc. (Chemicals)	276	9,942
Mohawk Industries, Inc.* (Textiles)	966	34,467
MPS Group, Inc.* (Commercial Services)	1,518	11,598
MSC Industrial Direct Co.—Class A (Retail)	690	24,481
National Fuel Gas Co. (Pipelines)	1,380	49,790
National Instruments Corp. (Computers)	966	21,793
Nationwide Health Properties, Inc. (REIT)	1,794	46,178
Navigant Consulting Co.* (Commercial Services)	828	10,698
NBTY, Inc.* (Pharmaceuticals)	966	27,164
NCR Corp.* (Computers)	2,760	32,651
Netflix, Inc.* (Internet)	690	28,525
NeuStar, Inc.* (Telecommunications)	1,242	27,523
New York Community Bancorp (Savings & Loans)	6,072	64,910
NewAlliance Bancshares, Inc. (Savings & Loans)	1,794	20,631
Newfield Exploration Co.* (Oil & Gas)	2,346	76,644
Nordson Corp. (Machinery-Diversified)	552	21,340
NSTAR (Electric)	1,794	57,605
NV Energy, Inc. (Electric)	4,140	44,671
NVR, Inc.* (Home Builders)	138	69,330
Oceaneering International, Inc.* (Oil & Gas Services)	966	43,663
OGE Energy Corp. (Electric)	1,656	46,898
Old Republic International Corp. (Insurance)	4,278	42,138
Olin Corp. (Chemicals)	1,380	16,408
OMEGA Healthcare Investors, Inc. (REIT)	1,380	21,418
Omnicare, Inc. (Pharmaceuticals)	1,794	46,213
ONEOK, Inc. (Gas)	1,794	52,905
Oshkosh Truck Corp. (Auto Manufacturers)	1,242	18,059
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	966	27,270
Overseas Shipholding Group, Inc. (Transportation)	414	14,093
Owens & Minor, Inc. (Distribution/Wholesale)	690	30,236
Packaging Corp. of America (Packaging & Containers)	1,794	29,063
PacWest Bancorp (Banks)	414	5,448
Palm, Inc.* (Computers)	2,346	38,873
Panera Bread Co.—Class A* (Retail)	552	27,523
Parametric Technology Corp.* (Software)	2,070	24,198
Patriot Coal Corp.* (Coal)	1,242	7,924
Patterson-UTI Energy, Inc. (Oil & Gas)	2,622	33,719
Pentair, Inc. (Miscellaneous Manufacturing)	1,656	42,427
PepsiAmericas, Inc. (Beverages)	966	25,898
Perrigo Co. (Pharmaceuticals)	1,380	38,336
PetSmart, Inc. (Retail)	2,208	47,384
Pharmaceutical Product Development, Inc. (Commercial Services)	2,070	48,065
Phillips-Van Heusen Corp. (Apparel)	828	23,755
Plains Exploration & Production Co.* (Oil & Gas)	2,070	56,635
Plantronics, Inc. (Telecommunications)	828	15,657
PNM Resources, Inc. (Electric)	1,518	16,258
Polycom, Inc.* (Telecommunications)	1,380	27,973
Potlatch Corp. (Forest Products & Paper)	690	16,760
Priceline.com, Inc.* (Internet)	690	76,969
Pride International, Inc.* (Oil & Gas)	3,036	76,082
Protective Life Corp. (Insurance)	1,518	17,366
Psychiatric Solutions, Inc.* (Healthcare-Services)	966	21,967
Quicksilver Resources, Inc.* (Oil & Gas)	1,932	17,948
Ralcorp Holdings, Inc.* (Food)	966	58,849
Raymond James Financial Corp. (Diversified Financial Services)	1,656	28,500
Rayonier, Inc. (Forest Products & Paper)	1,380	50,163
Realty Income Corp. (REIT)	1,794	39,324
Regency Centers Corp. (REIT)	1,380	48,176
Regis Corp. (Retail)	690	12,013
Reinsurance Group of America, Inc. (Insurance)	1,242	43,358
Reliance Steel & Aluminum Co. (Iron/Steel)	1,104	42,383
Rent-A-Center, Inc.* (Commercial Services)	1,104	19,684
ResMed, Inc.* (Healthcare-Products)	1,242	50,587
RF Micro Devices, Inc.* (Telecommunications)	4,692	17,642
Rollins, Inc. (Commercial Services)	690	11,944
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,518	68,781
Ross Stores, Inc. (Retail)	2,208	85,229
RPM, Inc. (Chemicals)	2,208	31,000
Ruddick Corp. (Food)	690	16,167
SAIC, Inc.* (Commercial Services)	3,588	66,557
Saks, Inc.* (Retail)	2,484	11,004
Scholastic Corp. (Media)	414	8,193
Scientific Games Corp.—Class A* (Entertainment)	1,104	17,410
SEI Investments Co. (Software)	2,346	42,322
Semtech Corp.* (Semiconductors)	966	15,369
Sensient Technologies Corp. (Chemicals)	828	18,688
Sepracor, Inc.* (Pharmaceuticals)	1,932	33,462
Service Corp. International (Commercial Services)	4,416	24,200
Shaw Group, Inc.* (Engineering & Construction)	1,380	37,826
Silicon Laboratories, Inc.* (Semiconductors)	690	26,179
SL Green Realty Corp. (REIT)	1,242	28,491
Smithfield Foods, Inc.* (Food)	2,070	28,918
Sonoco Products Co. (Packaging & Containers)	1,656	39,661
Sotheby’s (Commercial Services)	1,104	15,577
Southern Union Co. (Gas)	2,208	40,605
SPX Corp. (Miscellaneous Manufacturing)	828	40,547
SRA International, Inc.—Class A* (Computers)	690	12,116
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

StanCorp Financial Group, Inc. (Insurance)	828	$23,747
Steel Dynamics, Inc. (Iron/Steel)	3,312	48,786
STERIS Corp. (Healthcare-Products)	966	25,193
Strayer Education, Inc. (Commercial Services)	138	30,099
Superior Energy Services, Inc.* (Oil & Gas Services)	1,380	23,833
SVB Financial Group* (Banks)	552	15,025
Sybase, Inc.* (Software)	1,380	43,249
Syniverse Holdings, Inc.* (Telecommunications)	828	13,273
Synopsys, Inc.* (Computers)	2,484	48,463
Synovus Financial Corp. (Banks)	4,968	14,854
TCF Financial Corp. (Banks)	1,932	25,831
Tech Data Corp.* (Distribution/Wholesale)	828	27,084
Techne Corp. (Healthcare-Products)	552	35,223
Teleflex, Inc. (Miscellaneous Manufacturing)	690	30,933
Telephone & Data Systems, Inc. (Telecommunications)	1,794	50,770
Temple-Inland, Inc. (Forest Products & Paper)	1,794	23,537
Terex Corp.* (Machinery-Construction & Mining)	1,794	21,654
Terra Industries, Inc. (Chemicals)	1,656	40,108
The Brink’s Co. (Miscellaneous Manufacturing)	690	20,031
The Corporate Executive Board Co. (Commercial Services)	552	11,460
The Macerich Co. (REIT)	1,270	22,365
The Ryland Group, Inc. (Home Builders)	690	11,592
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	690	24,184
The Timberland Co.—Class A* (Apparel)	690	9,156
The Warnaco Group, Inc.* (Apparel)	690	22,356
Thomas & Betts Corp.* (Electronics)	828	23,871
Thor Industries, Inc. (Home Builders)	552	10,140
Thoratec Corp.* (Healthcare-Products)	966	25,869
Tidewater, Inc. (Oil & Gas Services)	828	35,496
Timken Co. (Metal Fabricate/Hardware)	1,518	25,927
Toll Brothers, Inc.* (Home Builders)	2,346	39,812
Tootsie Roll Industries, Inc. (Food)	414	9,394
Trimble Navigation, Ltd.* (Electronics)	2,070	40,634
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,380	18,796
Trustmark Corp. (Banks)	828	15,997
Tupperware Corp. (Household Products/Wares)	1,104	28,726
UDR, Inc. (REIT)	2,622	27,085
UGI Corp. (Gas)	1,932	49,247
Under Armour, Inc.—Class A* (Retail)	552	12,354
Unit Corp.* (Oil & Gas)	828	22,828
United Rentals, Inc.* (Commercial Services)	966	6,269
United Therapeutics Corp.* (Pharmaceuticals)	414	34,499
Unitrin, Inc. (Insurance)	828	9,953
Universal Corp. (Agriculture)	414	13,708
Universal Health Services, Inc.—Class B (Healthcare-Services)	828	40,448
Urban Outfitters, Inc.* (Retail)	1,932	40,321
URS Corp.* (Engineering & Construction)	1,380	68,338
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,380	35,494
Valley National Bancorp (Banks)	2,484	29,063
Valmont Industries, Inc. (Metal Fabricate/Hardware)	276	19,894
Valspar Corp. (Chemicals)	1,794	40,419
ValueClick, Inc.* (Internet)	1,518	15,969
Varian, Inc.* (Electronics)	414	16,324
VCA Antech, Inc.* (Pharmaceuticals)	1,380	36,846
Vectren Corp. (Gas)	1,380	32,333
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,036	108,203
Vishay Intertechnology, Inc.* (Electronics)	3,312	22,488
W.R. Berkley Corp. (Insurance)	2,346	50,369
Wabtec Corp. (Machinery-Diversified)	828	26,637
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,518	40,030
Washington Federal, Inc. (Savings & Loans)	1,518	19,734
Waste Connections, Inc.* (Environmental Control)	1,380	35,756
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	690	25,896
Webster Financial Corp. (Banks)	828	6,665
Weingarten Realty Investors (REIT)	1,794	26,031
WellCare Health Plans, Inc.* (Healthcare-Services)	690	12,758
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	7,452	29,808
Werner Enterprises, Inc. (Transportation)	690	12,503
Westamerica Bancorp (Banks)	414	20,539
Westar Energy, Inc. (Electric)	1,932	36,264
WGL Holdings, Inc. (Gas)	828	26,513
Williams Sonoma, Inc. (Retail)	1,518	18,019
Wilmington Trust Corp. (Banks)	1,104	15,081
Wind River Systems, Inc.* (Software)	1,104	12,652
WMS Industries, Inc.* (Leisure Time)	828	26,090
Woodward Governor Co. (Electronics)	966	19,127
Worthington Industries, Inc. (Metal Fabricate/Hardware)	966	12,355
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	966	22,856

TOTAL COMMON STOCKS
(Cost $9,796,330)		12,119,976

Repurchase Agreements (21.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,319,000 (Collateralized by $1,312,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,345,549)	$1,319,000	1,319,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $384,000 (Collateralized by $400,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $402,917)	384,000	384,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,876,001 (Collateralized by $1,787,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,914,897)	1,876,000	1,876,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,000 (Collateralized by $20,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $20,146)	18,000	18,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,597,000)		3,597,000

TOTAL INVESTMENT SECURITIES
(Cost $13,393,330)—92.9%		15,716,976
Net other assets (liabilities)—7.1%		1,207,423

NET ASSETS—100.0%		$16,924,399

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $2,200,000.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/18/09 (Underlying notional amount at value $7,896,680)	137	$(45,438)

Swap Agreements
Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$ 2,052,792	$ (8,839)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	11,405,479	(49,030)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.1%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	2.4%
Beverages	0.4%
Biotechnology	0.9%
Building Materials	0.5%
Chemicals	2.4%
Coal	0.2%
Commercial Services	4.0%
Computers	2.2%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.6%
Electric	2.9%
Electrical Components & Equipment	1.2%
Electronics	1.6%
Engineering & Construction	1.3%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.1%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.2%
Healthcare-Products	3.4%
Healthcare-Services	1.5%
Home Builders	0.9%
Household Products/Wares	0.8%
Insurance	3.3%
Internet	1.5%
Investment Companies	0.1%
Iron/Steel	0.9%
Leisure Time	0.3%
Lodging	NM
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.0%
Media	0.1%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.4%
Office Furnishings	0.2%
Oil & Gas	3.0%
Oil & Gas Services	0.8%
Packaging & Containers	0.5%
Pharmaceuticals	2.0%
Pipelines	0.3%
REIT	3.9%
Real Estate	0.1%
Retail	5.4%
Retail-Restaurants	0.2%
Savings & Loans	0.9%
Semiconductors	1.6%
Software	2.5%
Telecommunications	1.7%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.0%
Trucking & Leasing	0.1%
Water	0.2%
Other**	28.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,393,330

Securities, at value	12,119,976
Repurchase agreements, at value	3,597,000

Total Investment Securities, at value	15,716,976
Cash	1,575
Segregated cash balances with brokers for futures contracts	948,784
Dividends and interest receivable	11,459
Receivable for capital shares issued	778,394
Receivable for investments sold	174,199
Prepaid expenses	120

Total Assets	17,631,507

Liabilities:
Payable for investments purchased	585,274
Unrealized loss on swap agreements	57,869
Variation margin on futures contracts	32,345
Advisory fees payable	9,217
Management services fees payable	1,229
Administration fees payable	561
Administrative services fees payable	4,994
Distribution fees payable	3,721
Trustee fees payable	1
Transfer agency fees payable	893
Fund accounting fees payable	1,128
Compliance services fees payable	324
Other accrued expenses	9,552

Total Liabilities	707,108

Net Assets	$16,924,399

Net Assets consist of:
Capital	$44,447,004
Accumulated net investment income (loss)	(26,053)
Accumulated net realized gains (losses) on investments	(29,716,891)
Net unrealized appreciation (depreciation) on investments	2,220,339

Net Assets	$16,924,399

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,425,729

Net Asset Value (offering and redemption price per share)	$11.87

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$76,416
Interest	2,803

Total Investment Income	79,219

Expenses:
Advisory fees	53,388
Management services fees	7,118
Administration fees	3,254
Transfer agency fees	5,014
Administrative services fees	23,664
Distribution fees	17,796
Custody fees	4,638
Fund accounting fees	8,068
Trustee fees	92
Compliance services fees	13
Other fees	9,595

Total Gross Expenses before reductions	132,640
Less Expenses reduced by the Advisor	(15,206)

Total Net Expenses	117,434

Net Investment Income (Loss)	(38,215)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	20,779
Net realized gains (losses) on futures contracts	(916,042)
Net realized gains (losses) on swap agreements	1,851,645
Change in net unrealized appreciation/depreciation on investments	(1,054,731)

Net Realized and Unrealized Gains (Losses) on Investments	(98,349)

Change in Net Assets Resulting from Operations	$(136,564)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(38,215)	$12,162
Net realized gains (losses) on investments	956,382	(23,685,835)
Change in net unrealized appreciation/depreciation on investments	(1,054,731)	(5,701,673)

Change in net assets resulting from operations	(136,564)	(29,375,346)

Distributions to Shareholders From:
Net investment income	—	(399,998)

Change in net assets resulting from distributions	—	(399,998)

Capital Transactions:
Proceeds from shares issued	100,498,112	414,463,563
Dividends reinvested	—	369,369
Value of shares redeemed	(106,499,421)	(427,245,891)

Change in net assets resulting from capital transactions	(6,001,309)	(12,412,959)

Change in net assets	(6,137,873)	(42,188,303)
Net Assets:
Beginning of period	23,062,272	65,250,575

End of period	$16,924,399	$23,062,272

Accumulated net investment income (loss)	$(26,053)	$12,162

Share Transactions:
Issued	9,712,207	18,199,023
Reinvested	—	13,675
Redeemed	(10,368,196)	(18,023,640)

Change in shares	(655,989)	189,058

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$11.08		$34.48	$33.34	$37.93	$35.37	$29.46

Investment Activities:
Net investment income (loss)(a)	(0.03)		0.01	0.18	0.13	(0.09)	(0.23)
Net realized and unrealized gains (losses) on investments	0.82	(b)	(23.09)	1.84	2.96	6.29	8.14

Total income (loss) from investment activities	0.79		(23.08)	2.02	3.09	6.20	7.91

Distributions to Shareholders From:
Net investment income	—		(0.32)	(0.10)	—	—	—
Net realized gains on investments	—		—	(0.78)	(7.68)	(3.64)	(2.00)

Total distributions	—		(0.32)	(0.88)	(7.68)	(3.64)	(2.00)

Net Asset Value, End of Period	$11.87		$11.08	$34.48	$33.34	$37.93	$35.37

Total Return	7.13	%(c)	(67.48)%	6.00%	10.64%	17.89%	27.70%

Ratios to Average Net Assets:
Gross expenses(d)	1.86%		1.77%	1.69%	1.76%	1.91%	1.94%
Net expenses(d)	1.65%		1.63%	1.63%	1.73%	1.91%	1.94%
Net investment income (loss)(d)	(0.54)%		0.04%	0.47%	0.34%	(0.25)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$16,924		$23,062	$65,251	$79,619	$87,717	$88,463
Portfolio turnover rate(e)	159	%(c)	496%	501%	612%	692%	602%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	39%
Futures Contracts	52%
Swap Agreements	110%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Regal-Beloit Corp.	0.1%
Jack Henry & Associates, Inc.	0.1%
OMEGA Healthcare Investors, Inc.	0.1%
ProAssurance Corp.	0.1%
WGL Holdings, Inc.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (39.4%)
	Shares	Value

1st Source Corp. (Banks)	215	$3,713
3Com Corp.* (Telecommunications)	2,709	12,759
3PAR, Inc.* (Computers)	301	3,732
99 Cents Only Stores* (Retail)	430	5,839
AAON, Inc. (Building Materials)	430	8,566
AAR Corp.* (Aerospace/Defense)	430	6,901
ABIOMED, Inc.* (Healthcare-Products)	516	4,551
ABM Industries, Inc. (Commercial Services)	430	7,770
Acco Brands Corp.* (Household Products/Wares)	602	1,698
ACI Worldwide, Inc.* (Software)	344	4,802
Acme Packet, Inc.* (Telecommunications)	344	3,481
Acorda Therapeutics, Inc.* (Biotechnology)	301	8,485
Actuant Corp.—Class A (Miscellaneous Manufacturing)	645	7,869
Acuity Brands, Inc. (Miscellaneous Manufacturing)	387	10,855
Acxiom Corp. (Software)	731	6,455
Adaptec, Inc.* (Telecommunications)	1,806	4,786
ADC Telecommunications, Inc.* (Telecommunications)	817	6,503
Administaff, Inc. (Commercial Services)	258	6,004
ADTRAN, Inc. (Telecommunications)	473	10,155
Advisory Board Co.* (Commercial Services)	215	5,525
Affymax, Inc.* (Biotechnology)	172	3,170
Affymetrix, Inc.* (Biotechnology)	774	4,590
Aircastle, Ltd. (Trucking & Leasing)	559	4,109
AirTran Holdings, Inc.* (Airlines)	903	5,590
Alaska Air Group, Inc.* (Airlines)	301	5,496
Alaska Communications Systems Group, Inc. (Telecommunications)	688	5,036
Albany International Corp.—Class A (Machinery-Diversified)	473	5,383
Alexander’s, Inc. (REIT)	43	11,593
Align Technology, Inc.* (Healthcare-Products)	516	5,470
Alkermes, Inc.* (Pharmaceuticals)	688	7,444
Allied Capital Corp.* (Investment Companies)	1,247	4,340
Allied Nevada Gold Corp.* (Mining)	344	2,773
Allos Therapeutics, Inc.* (Pharmaceuticals)	645	5,347
AMAG Pharmaceuticals, Inc.* (Biotechnology)	129	7,052
Ambac Financial Group, Inc. (Insurance)	2,666	2,453
AMCOL International Corp. (Mining)	258	5,568
American Campus Communities, Inc. (REIT)	473	10,491
American Dairy, Inc.* (Food)	86	3,411
American Ecology Corp. (Environmental Control)	301	5,394
American Greetings Corp.—Class A (Household Products/Wares)	301	3,516
American Italian Pasta Co.—Class A* (Food)	172	5,012
American Medical Systems Holdings, Inc.* (Healthcare-Products)	516	8,153
American Public Education, Inc.* (Commercial Services)	129	5,110
American Reprographics Co.* (Software)	516	4,293
AMERIGROUP Corp.* (Healthcare-Services)	387	10,391
Amerisafe, Inc.* (Insurance)	344	5,353
Ameristar Casinos, Inc. (Lodging)	215	4,091
Ameron International Corp. (Miscellaneous Manufacturing)	86	5,765
Amkor Technology, Inc.* (Semiconductors)	1,075	5,085
AMN Healthcare Services, Inc.* (Commercial Services)	989	6,310
ANADIGICS, Inc.* (Semiconductors)	731	3,063
Analogic Corp. (Electronics)	129	4,767
AngioDynamics, Inc.* (Healthcare-Products)	344	4,565
Anixter International, Inc.* (Telecommunications)	258	9,698
AnnTaylor Stores Corp.* (Retail)	473	3,775
Apogee Enterprises, Inc. (Building Materials)	430	5,289
Apollo Investment Corp. (Investment Companies)	1,333	7,998
Applied Industrial Technologies, Inc. (Machinery-Diversified)	344	6,777
Applied Micro Circuits Corp.* (Semiconductors)	645	5,244
Arch Chemicals, Inc. (Chemicals)	344	8,459
ArcSight, Inc.* (Telecommunications)	172	3,056
Ardea Biosciences, Inc.* (Pharmaceuticals)	215	3,384
Arena Pharmaceuticals, Inc.* (Biotechnology)	860	4,291
Arena Resources, Inc.* (Oil & Gas)	387	12,326
Ares Capital Corp. (Investment Companies)	817	6,585
Argo Group International Holdings, Ltd.* (Insurance)	430	12,135
Argon ST, Inc.* (Aerospace/Defense)	258	5,307
Ariba, Inc.* (Internet)	774	7,616
Arkansas Best Corp. (Transportation)	258	6,798
ArQule, Inc.* (Biotechnology)	645	3,960
Array BioPharma, Inc.* (Pharmaceuticals)	1,204	3,781
Arris Group, Inc.* (Telecommunications)	946	11,503
Art Technology Group, Inc.* (Internet)	1,161	4,412
Aruba Networks, Inc.* (Telecommunications)	430	3,758

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

ArvinMeritor, Inc. (Auto Parts & Equipment)	731	$3,209
Asbury Automotive Group, Inc. (Retail)	301	3,082
Ashford Hospitality Trust (REIT)	903	2,537
AsiaInfo Holdings, Inc.* (Internet)	258	4,440
Assured Guaranty, Ltd. (Insurance)	430	5,323
Astec Industries, Inc.* (Machinery-Construction & Mining)	215	6,383
Astoria Financial Corp. (Savings & Loans)	860	7,379
ATC Technology Corp.* (Auto Parts & Equipment)	301	4,364
athenahealth, Inc.* (Software)	215	7,957
Atheros Communications* (Telecommunications)	473	9,101
Atlantic Tele-Network, Inc. (Environmental Control)	86	3,379
Atlas Air Worldwide Holdings, Inc.* (Transportation)	172	3,989
Atlas America, Inc. (Oil & Gas)	430	7,684
ATMI, Inc.* (Semiconductors)	344	5,342
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	344	10,795
Avid Technology, Inc.* (Software)	430	5,766
Avis Budget Group, Inc.* (Commercial Services)	731	4,130
Avocent Corp.* (Internet)	473	6,603
Axsys Technologies, Inc.* (Electronics)	86	4,613
AZZ, Inc.* (Miscellaneous Manufacturing)	172	5,919
Badger Meter, Inc. (Electronics)	129	5,289
Balchem Corp. (Chemicals)	258	6,326
Baldor Electric Co. (Hand/Machine Tools)	473	11,253
Baldwin & Lyons, Inc.—Class B (Insurance)	301	5,930
Bally Technologies, Inc.* (Entertainment)	387	11,579
BancFirst Corp. (Banks)	172	5,948
Bank Mutual Corp. (Banks)	1,032	8,999
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	602	5,340
Barnes Group, Inc. (Miscellaneous Manufacturing)	516	6,135
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	430	6,218
Belden, Inc. (Electrical Components & Equipment)	473	7,899
Benchmark Electronics, Inc.* (Electronics)	602	8,669
Berry Petroleum Co.—Class A (Oil & Gas)	430	7,994
Bill Barrett Corp.* (Oil & Gas)	430	11,808
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	172	5,437
BioMed Realty Trust, Inc. (REIT)	774	7,918
Black Box Corp. (Telecommunications)	172	5,757
Blackbaud, Inc. (Software)	430	6,686
Blackboard, Inc.* (Software)	258	7,446
Blount International, Inc.* (Machinery-Diversified)	516	4,443
Blue Coat Systems, Inc.* (Internet)	344	5,690
Bob Evans Farms, Inc. (Retail)	344	9,887
Boston Private Financial Holdings, Inc. (Banks)	860	3,853
BPZ Resources, Inc.* (Oil & Gas)	688	3,364
Brady Corp.—Class A (Electronics)	430	10,802
Brigham Exploration Co.* (Oil & Gas)	1,032	3,602
Bristow Group, Inc.* (Transportation)	258	7,645
Brooks Automation, Inc.* (Semiconductors)	860	3,853
Brown Shoe Co., Inc. (Retail)	516	3,736
Bruker Corp.* (Healthcare-Products)	387	3,584
Brunswick Corp. (Leisure Time)	774	3,344
Brush Engineered Materials, Inc.* (Mining)	258	4,321
Buffalo Wild Wings, Inc.* (Retail)	172	5,593
CACI International, Inc.—Class A* (Computers)	258	11,019
Calamos Asset Management, Inc. (Diversified Financial Services)	258	3,640
Calgon Carbon Corp.* (Environmental Control)	387	5,375
California Water Service Group (Water)	258	9,505
Capella Education Co.* (Commercial Services)	129	7,734
Capstead Mortgage Corp. (REIT)	559	7,105
CardioNet, Inc.* (Healthcare-Products)	258	4,211
Carrizo Oil & Gas, Inc.* (Oil & Gas)	344	5,900
Carter’s, Inc.* (Apparel)	430	10,582
Casey’s General Stores, Inc. (Retail)	387	9,942
Cash America International, Inc. (Retail)	215	5,029
Cass Information Systems, Inc. (Banks)	172	5,631
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	301	7,507
Cathay Bancorp, Inc. (Banks)	473	4,498
Cavium Networks, Inc.* (Semiconductors)	301	5,060
CBIZ, Inc.* (Commercial Services)	1,290	9,185
CEC Entertainment, Inc.* (Retail)	215	6,338
Celera Corp.* (Biotechnology)	688	5,249
Centene Corp.* (Healthcare-Services)	344	6,873
Centennial Communications Corp.* (Telecommunications)	559	4,673
Central Garden & Pet Co.—Class A* (Household Products/Wares)	473	4,659
Century Aluminum Co.* (Mining)	516	3,215
Cenveo, Inc.* (Commercial Services)	774	3,274
Cepheid, Inc.* (Healthcare-Products)	559	5,266
Ceradyne, Inc.* (Miscellaneous Manufacturing)	258	4,556
Charming Shoppes, Inc.* (Retail)	946	3,519
Chart Industries, Inc.* (Machinery-Diversified)	258	4,690
Chattem, Inc.* (Cosmetics/Personal Care)	86	5,857
Checkpoint Systems, Inc.* (Electronics)	430	6,747
Cheesecake Factory, Inc.* (Retail)	473	8,183
Chemed Corp. (Commercial Services)	215	8,488
Chemical Financial Corp. (Banks)	430	8,561
Churchill Downs, Inc. (Entertainment)	172	5,790
Cincinnati Bell, Inc.* (Telecommunications)	2,150	6,106
CIRCOR International, Inc. (Metal Fabricate/Hardware)	215	5,076
Cirrus Logic, Inc.* (Semiconductors)	860	3,870
Citi Trends, Inc.* (Retail)	129	3,339
City Holding Co. (Banks)	258	7,833
CKE Restaurants, Inc. (Retail)	688	5,834
CKX, Inc.* (Media)	602	4,268
Clarcor, Inc. (Miscellaneous Manufacturing)	387	11,297
Clean Harbors, Inc.* (Environmental Control)	129	6,965
Clearwater Paper Corp.* (Forest Products & Paper)	129	3,262
Coeur d’Alene Mines Corp.* (Mining)	387	4,760
Coinstar, Inc.* (Commercial Services)	301	8,037
Coldwater Creek, Inc.* (Retail)	645	3,909
Collective Brands, Inc.* (Retail)	473	6,892
Colonial Properties Trust (REIT)	602	4,455
Community Bank System, Inc. (Banks)	559	8,139
Commvault Systems, Inc.* (Software)	344	5,704
Compellent Technologies, Inc.* (Computers)	215	3,279
Complete Production Services, Inc.* (Oil & Gas Services)	946	6,017
Computer Programs & Systems, Inc. (Software)	129	4,942
comScore, Inc.* (Internet)	215	2,864
Comtech Telecommunications Corp.* (Telecommunications)	215	6,854
Conceptus, Inc.* (Healthcare-Products)	301	5,087
Concur Technologies, Inc.* (Software)	301	9,355
CONMED Corp.* (Healthcare-Products)	387	6,006
Conseco, Inc.* (Insurance)	1,720	4,076
Consolidated Communications Holdings, Inc. (Telecommunications)	473	5,539
Contango Oil & Gas Co.* (Oil & Gas)	129	5,481
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	559	5,545
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	215	5,603
Corinthian Colleges, Inc.* (Commercial Services)	559	9,464
Cougar Biotechnology, Inc.* (Biotechnology)	129	5,542
Cousins Properties, Inc. (REIT)	16	136
CRA International, Inc.* (Commercial Services)	172	4,775
Cracker Barrel Old Country Store, Inc. (Retail)	215	5,998
Crocs, Inc.* (Apparel)	602	2,047

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

CSG Systems International, Inc.* (Software)	473	$6,263
Cubic Corp. (Electronics)	172	6,156
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	430	7,882
Curtiss-Wright Corp. (Aerospace/Defense)	344	10,227
Cyberonics, Inc.* (Healthcare-Products)	301	5,006
CyberSource Corp.* (Internet)	516	7,895
Cymer, Inc.* (Electronics)	258	7,670
Cypress Bioscience, Inc.* (Pharmaceuticals)	473	4,456
Darling International, Inc.* (Environmental Control)	817	5,392
Data Domain, Inc.* (Computers)	301	10,038
DCT Industrial Trust, Inc. (REIT)	1,548	6,316
DealerTrack Holdings, Inc.* (Internet)	387	6,579
Deckers Outdoor Corp.* (Apparel)	86	6,043
Delphi Financial Group, Inc.—Class A (Insurance)	387	7,519
Delta Petroleum Corp.* (Oil & Gas)	1,591	3,071
Deluxe Corp. (Commercial Services)	516	6,610
Denny’s Corp.* (Retail)	1,720	3,698
Developers Diversified Realty Corp. (REIT)	1,247	6,085
Dexcom, Inc.* (Healthcare-Products)	430	2,662
DHT Maritime, Inc. (Transportation)	1,204	6,273
Diamond Foods, Inc. (Food)	172	4,799
DiamondRock Hospitality Co. (REIT)	989	6,191
Digital River, Inc.* (Internet)	301	10,932
Dillards, Inc.—Class A (Retail)	473	4,352
DineEquity, Inc. (Retail)	86	2,682
Diodes, Inc.* (Semiconductors)	258	4,035
Dionex Corp.* (Electronics)	172	10,497
Dolan Media* (Media)	258	3,300
Dollar Financial Corp.* (Commercial Services)	258	3,558
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	172	2,399
Domtar Corp.* (Forest Products & Paper)	387	6,416
Dress Barn, Inc.* (Retail)	473	6,764
Drew Industries, Inc.* (Building Materials)	344	4,186
Drill-Quip, Inc.* (Oil & Gas Services)	258	9,830
Durect Corp.* (Pharmaceuticals)	1,247	2,968
Dycom Industries, Inc.* (Engineering & Construction)	344	3,808
E* TRADE Financial Corp.* (Diversified Financial Services)	3,741	4,788
EarthLink, Inc.* (Internet)	1,075	7,966
East West Bancorp, Inc. (Banks)	688	4,465
EastGroup Properties, Inc. (REIT)	258	8,519
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,365	7,000
Eclipsys Corp.* (Software)	430	7,645
eHealth, Inc.* (Insurance)	258	4,556
Electro Scientific Industries, Inc.* (Electronics)	473	5,288
Electronics for Imaging, Inc.* (Computers)	645	6,876
EMCOR Group, Inc.* (Engineering & Construction)	516	10,382
Emeritus Corp.* (Healthcare-Services)	258	3,408
Employers Holdings, Inc. (Insurance)	473	6,409
Emulex Corp.* (Semiconductors)	645	6,308
Encore Wire Corp. (Electrical Components & Equipment)	258	5,508
EnergySolutions, Inc. (Environmental Control)	602	5,538
EnerSys* (Electrical Components & Equipment)	344	6,257
Ennis, Inc. (Household Products/Wares)	473	5,894
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	301	5,421
Entegris, Inc.* (Semiconductors)	1,376	3,743
Entertainment Properties Trust (REIT)	387	7,972
EPIQ Systems, Inc.* (Software)	344	5,280
Equity Lifestyle Properties, Inc. (REIT)	301	11,191
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	215	9,632
Esterline Technologies Corp.* (Aerospace/Defense)	301	8,148
Euronet Worldwide, Inc.* (Commercial Services)	473	9,171
ev3, Inc.* (Healthcare-Products)	559	5,992
Evercore Partners, Inc.—Class A (Diversified Financial Services)	172	3,378
Exelixis, Inc.* (Biotechnology)	1,032	5,026
Exponent, Inc.* (Commercial Services)	258	6,324
Extra Space Storage, Inc. (REIT)	903	7,540
F.N.B. Corp. (Banks)	903	5,590
Fair Isaac Corp. (Software)	473	7,313
Federal Signal Corp. (Miscellaneous Manufacturing)	688	5,263
FEI Co.* (Electronics)	301	6,893
FelCor Lodging Trust, Inc. (REIT)	860	2,116
Financial Federal Corp. (Diversified Financial Services)	344	7,069
First BanCorp (Banks)	903	3,567
First Commonwealth Financial Corp. (Banks)	1,118	7,088
First Financial Bancorp (Banks)	645	4,850
First Financial Corp. (Banks)	172	5,432
First Merchants Corp. (Banks)	731	5,870
First Midwest Bancorp, Inc. (Banks)	688	5,029
FirstMerit Corp. (Banks)	647	10,986
Flagstone Reinsurance Holdings, Ltd. (Insurance)	731	7,529
Flushing Financial Corp. (Savings & Loans)	473	4,423
Force Protection, Inc.* (Auto Manufacturers)	516	4,561
Forestar Group, Inc.* (Real Estate)	344	4,087
FormFactor, Inc.* (Semiconductors)	473	8,155
Fossil, Inc.* (Household Products/Wares)	387	9,319
FPIC Insurance Group, Inc.* (Insurance)	215	6,583
Franklin Electric Co., Inc. (Hand/Machine Tools)	301	7,802
Franklin Street Properties Corp. (REIT)	516	6,837
Fred’s, Inc. (Retail)	430	5,418
Fresh Del Monte Produce, Inc.* (Food)	344	5,593
Fuller (H.B.) Co. (Chemicals)	516	9,690
FX Energy, Inc.* (Oil & Gas)	817	3,096
Gartner Group, Inc.* (Commercial Services)	516	7,874
General Communication, Inc.—Class A* (Telecommunications)	602	4,172
General Maritime Corp. (Oil & Gas Services)	602	5,954
Genesco, Inc.* (Retail)	215	4,044
Genesee & Wyoming, Inc.—Class A* (Transportation)	301	7,980
Genoptix, Inc.* (Healthcare-Services)	172	5,502
GeoEye, Inc.* (Telecommunications)	172	4,052
GFI Group, Inc. (Diversified Financial Services)	559	3,768
Glacier Bancorp, Inc. (Banks)	559	8,256
Glatfelter (Forest Products & Paper)	688	6,123
Global Cash Access Holdings, Inc.* (Commercial Services)	387	3,081
Global Industries, Ltd.* (Oil & Gas Services)	1,032	5,841
Globecomm Systems, Inc.* (Telecommunications)	602	4,328
GMX Resources, Inc.* (Oil & Gas)	387	4,118
Golar LNG, Ltd. (Transportation)	473	4,044
Goodrich Petroleum Corp.* (Oil & Gas)	258	6,344
GrafTech International, Ltd.* (Electrical Components & Equipment)	989	11,186
Gran Tierra Energy, Inc.* (Oil & Gas)	1,763	6,082
Granite Construction, Inc. (Engineering & Construction)	258	8,586
Graphic Packaging Holding Co.* (Packaging & Containers)	1,247	2,282
Greatbatch, Inc.* (Electrical Components & Equipment)	258	5,833
Group 1 Automotive, Inc. (Retail)	215	5,594
GulfMark Offshore, Inc.* (Transportation)	301	8,308
Haemonetics Corp.* (Healthcare-Products)	172	9,804
Halozyme Therapeutics, Inc.* (Biotechnology)	860	5,994
Hancock Holding Co. (Banks)	215	6,985
Harleysville National Corp. (Banks)	946	4,446
Harmonic, Inc.* (Telecommunications)	1,075	6,332
Harris Stratex Networks, Inc.—Class A* (Telecommunications)	645	4,180

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Harte-Hanks, Inc. (Advertising)	602	$5,568
Hatteras Financial Corp. (REIT)	258	7,376
Haynes International, Inc.* (Metal Fabricate/Hardware)	172	4,076
Headwaters, Inc.* (Energy-Alternate Sources)	817	2,745
Healthcare Realty Trust, Inc. (REIT)	602	10,132
Healthcare Services Group, Inc. (Commercial Services)	430	7,688
HEALTHSOUTH Corp.* (Healthcare-Services)	559	8,072
HealthSpring, Inc.* (Healthcare-Services)	430	4,670
Healthways, Inc.* (Healthcare-Services)	301	4,048
Heartland Express, Inc. (Transportation)	516	7,596
Heartland Payment Systems, Inc. (Commercial Services)	387	3,704
HEICO Corp. (Aerospace/Defense)	215	7,796
Heidrick & Struggles International, Inc. (Commercial Services)	301	5,493
Helen of Troy, Ltd.* (Household Products/Wares)	344	5,776
Hercules Offshore, Inc.* (Oil & Gas Services)	1,290	5,121
Herman Miller, Inc. (Office Furnishings)	473	7,256
Hexcel Corp.* (Aerospace/Defense Equipment)	860	8,196
Highwoods Properties, Inc. (REIT)	516	11,543
HMS Holdings Corp.* (Commercial Services)	215	8,755
Home Federal Bancorp, Inc. (Savings & Loans)	473	4,820
Home Properties, Inc. (REIT)	344	11,730
Horace Mann Educators Corp. (Insurance)	473	4,716
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	387	8,278
Horsehead Holding Corp.* (Mining)	473	3,524
Hot Topic, Inc.* (Retail)	516	3,772
HSN, Inc.* (Retail)	387	4,091
Hub Group, Inc.—Class A* (Transportation)	301	6,213
Human Genome Sciences, Inc.* (Biotechnology)	1,075	3,075
Huron Consulting Group, Inc.* (Commercial Services)	172	7,952
Iconix Brand Group, Inc.* (Apparel)	559	8,597
ICU Medical, Inc.* (Healthcare-Products)	172	7,078
II-VI, Inc.* (Electronics)	258	5,720
Immucor, Inc.* (Healthcare-Products)	516	7,100
ImmunoGen, Inc.* (Biotechnology)	645	5,553
Impax Laboratories, Inc.* (Pharmaceuticals)	473	3,481
Independent Bank Corp./MA (Banks)	387	7,624
Infinera Corp.* (Telecommunications)	559	5,104
Infinity Property & Casualty Corp. (Insurance)	258	9,407
Informatica Corp.* (Software)	645	11,088
Information Services Group, Inc.* (Commercial Services)	1,419	4,271
Inland Real Estate Corp. (REIT)	1,247	8,729
Innospec, Inc. (Chemicals)	301	3,236
Insight Enterprises, Inc.* (Retail)	387	3,738
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	258	4,378
Insteel Industries, Inc. (Miscellaneous Manufacturing)	430	3,543
InterDigital, Inc.* (Telecommunications)	344	8,407
Interface, Inc.—Class A (Office Furnishings)	516	3,199
Intermec, Inc.* (Machinery-Diversified)	645	8,320
Interval Leisure Group, Inc.* (Leisure Time)	344	3,206
Intevac, Inc.* (Machinery-Diversified)	473	4,120
Invacare Corp. (Healthcare-Products)	430	7,589
inVentiv Health, Inc.* (Advertising)	344	4,654
ION Geophysical Corp.* (Oil & Gas Services)	1,161	2,984
IPC Holdings, Ltd. (Insurance)	344	9,405
IPC The Hospitalist Co.* (Healthcare-Services)	129	3,443
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	688	11,352
J. Crew Group, Inc.* (Retail)	301	8,133
j2 Global Communications, Inc.* (Internet)	430	9,701
Jack Henry & Associates, Inc. (Computers)	688	14,276
Jack in the Box, Inc.* (Retail)	516	11,584
Jackson Hewitt Tax Service, Inc. (Commercial Services)	473	2,961
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	473	6,069
James River Coal Co.* (Coal)	301	4,554
JetBlue Airways Corp.* (Airlines)	1,849	7,895
Jo-Ann Stores, Inc.* (Retail)	258	5,333
John Bean Technologies Corp. (Miscellaneous Manufacturing)	301	3,769
Jones Apparel Group, Inc. (Apparel)	731	7,844
Jos. A. Bank Clothiers, Inc.* (Retail)	172	5,927
K-Swiss, Inc.—Class A (Apparel)	645	5,482
Kaiser Aluminum Corp. (Mining)	172	6,177
Kaman Corp. (Aerospace/Defense)	301	5,027
Kaydon Corp. (Metal Fabricate/Hardware)	258	8,400
KBW, Inc.* (Diversified Financial Services)	215	6,183
Kelly Services, Inc.—Class A (Commercial Services)	559	6,121
Kenexa Corp.* (Commercial Services)	301	3,483
Key Energy Services, Inc.* (Oil & Gas Services)	1,376	7,926
Keynote Systems, Inc.* (Internet)	473	3,614
Kforce, Inc.* (Commercial Services)	645	5,334
Kindred Healthcare, Inc.* (Healthcare-Services)	344	4,255
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	688	11,730
Knight Transportation, Inc. (Transportation)	516	8,540
Knightsbridge Tankers, Ltd. (Transportation)	344	4,692
Kopin Corp.* (Semiconductors)	903	3,314
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	215	5,670
L-1 Identity Solutions, Inc.* (Electronics)	731	5,658
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	172	5,172
Laclede Group, Inc. (Gas)	258	8,548
Ladish Co., Inc.* (Metal Fabricate/Hardware)	301	3,904
Lakeland Financial Corp. (Banks)	258	4,902
Lancaster Colony Corp. (Miscellaneous Manufacturing)	172	7,580
Lance, Inc. (Food)	344	7,957
Landauer, Inc. (Commercial Services)	129	7,913
LaSalle Hotel Properties (REIT)	516	6,367
Lawson Software, Inc.* (Software)	1,376	7,678
Lexington Realty Trust (REIT)	1,161	3,947
LHC Group, Inc.* (Healthcare-Services)	172	3,820
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	1,161	3,320
Littelfuse, Inc.* (Electrical Components & Equipment)	301	6,008
Live Nation, Inc.* (Commercial Services)	903	4,389
Liz Claiborne, Inc. (Apparel)	1,333	3,839
Loral Space & Communications, Inc.* (Telecommunications)	86	2,215
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,161	3,971
Lufkin Industries, Inc. (Oil & Gas Services)	172	7,233
Luminex Corp.* (Healthcare-Products)	344	6,378
M&F Worldwide Corp.* (Food)	172	3,440
Magellan Health Services, Inc.* (Healthcare-Services)	301	9,879
MainSource Financial Group, Inc. (Banks)	516	3,829
ManTech International Corp.—Class A* (Software)	172	7,403
Marcus Corp. (Lodging)	430	4,524
MarketAxess Holdings, Inc.* (Diversified Financial Services)	344	3,278
Martek Biosciences Corp. (Biotechnology)	387	8,185
Masimo Corp.* (Healthcare-Products)	430	10,367
MasTec, Inc.* (Telecommunications)	430	5,040
Matrix Service Co.* (Oil & Gas Services)	344	3,949
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	301	9,367
Max Capital Group, Ltd. (Insurance)	387	7,144
MB Financial, Inc. (Banks)	602	6,134

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

McGrath Rentcorp (Commercial Services)	258	$4,917
McMoRan Exploration Co.* (Oil & Gas)	817	4,869
Meadowbrook Insurance Group, Inc. (Insurance)	817	5,335
Medarex, Inc.* (Pharmaceuticals)	946	7,899
MedAssets, Inc.* (Software)	344	6,691
Mediacom Communications Corp.—Class A* (Media)	688	3,516
Medical Properties Trust, Inc. (REIT)	860	5,220
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	473	7,719
Mentor Graphics Corp.* (Computers)	903	4,939
MercadoLibre, Inc.* (Commercial Services)	172	4,623
Meridian Bioscience, Inc. (Healthcare-Products)	301	6,797
Merit Medical Systems, Inc.* (Healthcare-Products)	387	6,308
Meritage Homes Corp.* (Home Builders)	215	4,055
MF Global, Ltd.* (Diversified Financial Services)	387	2,295
MFA Financial, Inc. (REIT)	1,591	11,010
MGE Energy, Inc. (Electric)	344	11,541
MGIC Investment Corp. (Insurance)	731	3,216
Microsemi Corp.* (Semiconductors)	645	8,901
Mid-America Apartment Communities, Inc. (REIT)	258	9,471
Middlesex Water Co. (Water)	559	8,078
MKS Instruments, Inc.* (Semiconductors)	602	7,940
Mobile Mini, Inc.* (Storage/Warehousing)	473	6,939
ModusLink Global Solutions, Inc.* (Internet)	516	3,540
Momenta Pharmaceuticals, Inc.* (Biotechnology)	344	4,138
Monolithic Power Systems, Inc.* (Semiconductors)	301	6,745
Montpelier Re Holdings, Ltd. (Insurance)	215	2,857
Moog, Inc.—Class A* (Aerospace/Defense)	344	8,879
Move, Inc.* (Internet)	1,548	3,344
MPS Group, Inc.* (Commercial Services)	1,204	9,199
MSC. Software Corp.* (Software)	989	6,587
Mueller Industries, Inc. (Metal Fabricate/Hardware)	344	7,155
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,075	4,021
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	150	698
NATCO Group, Inc.—Class A* (Oil & Gas Services)	215	7,078
National CineMedia, Inc. (Entertainment)	344	4,733
National Financial Partners (Diversified Financial Services)	344	2,518
National Penn Bancshares, Inc. (Banks)	1,204	5,550
National Presto Industries, Inc. (Housewares)	86	6,545
National Retail Properties, Inc. (REIT)	645	11,191
Natus Medical, Inc.* (Healthcare-Products)	430	4,962
Navigant Consulting Co.* (Commercial Services)	516	6,667
NBT Bancorp, Inc. (Banks)	387	8,402
Nektar Therapeutics* (Biotechnology)	774	5,016
Neogen Corp.* (Pharmaceuticals)	215	6,231
Net 1 UEPS Technologies, Inc.* (Commercial Services)	430	5,844
Netezza Corp.* (Computers)	516	4,293
NETGEAR, Inc.* (Telecommunications)	344	4,957
Netlogic Microsystems, Inc.* (Semiconductors)	172	6,271
Neutral Tandem, Inc.* (Telecommunications)	215	6,347
NewAlliance Bancshares, Inc. (Savings & Loans)	946	10,879
NewMarket Corp. (Chemicals)	86	5,790
Newpark Resources, Inc.* (Oil & Gas Services)	1,333	3,799
Newport Corp.* (Electronics)	860	4,979
NIC, Inc. (Internet)	688	4,658
Nicor, Inc. (Gas)	387	13,398
Nordson Corp. (Machinery-Diversified)	258	9,974
Northwest Natural Gas Co. (Gas)	258	11,435
Novatel Wireless, Inc.* (Telecommunications)	387	3,491
NPS Pharmaceuticals, Inc.* (Biotechnology)	860	4,008
NTELOS Holdings Corp. (Telecommunications)	301	5,544
Nu Skin Enterprises, Inc. (Retail)	516	7,895
NuVasive, Inc.* (Healthcare-Products)	258	11,507
Ocwen Financial Corp.* (Diversified Financial Services)	301	3,904
OfficeMax, Inc. (Retail)	774	4,861
Old Dominion Freight Line, Inc.* (Transportation)	215	7,218
Old National Bancorp (Banks)	860	8,445
Olin Corp. (Chemicals)	731	8,692
OM Group, Inc.* (Chemicals)	258	7,487
OMEGA Healthcare Investors, Inc. (REIT)	903	14,015
Omnicell, Inc.* (Software)	387	4,160
Omniture, Inc.* (Commercial Services)	559	7,021
OmniVision Technologies, Inc.* (Semiconductors)	516	5,361
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	430	12,152
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	215	3,219
optionsXpress Holdings, Inc. (Diversified Financial Services)	344	5,342
Orbital Sciences Corp.* (Aerospace/Defense)	602	9,132
Orient-Express Hotels, Ltd.—Class A (Lodging)	516	4,381
Oriental Financial Group, Inc. (Banks)	301	2,920
Orion Marine Group, Inc.* (Engineering & Construction)	172	3,268
Orthofix International N.V.* (Healthcare-Products)	215	5,377
Orthovita, Inc.* (Healthcare-Products)	731	3,765
Otter Tail Corp. (Electric)	344	7,513
Owens & Minor, Inc. (Distribution/Wholesale)	301	13,190
Pacific Sunwear of California, Inc.* (Retail)	688	2,319
PacWest Bancorp (Banks)	301	3,961
PAETEC Holding Corp.* (Telecommunications)	1,247	3,367
Palm, Inc.* (Computers)	516	8,550
Palomar Medical Technologies, Inc.* (Healthcare-Products)	215	3,152
Papa John’s International, Inc.* (Retail)	258	6,396
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	344	5,212
Parametric Technology Corp.* (Software)	903	10,556
PAREXEL International Corp.* (Commercial Services)	430	6,183
Park Electrochemical Corp. (Electronics)	344	7,406
Parker Drilling Co.* (Oil & Gas)	1,376	5,972
PDL BioPharma, Inc. (Biotechnology)	989	7,813
Pegasystems, Inc. (Software)	172	4,537
Penn Virginia Corp. (Oil & Gas)	473	7,743
Perot Systems Corp.—Class A* (Computers)	688	9,859
PetMed Express, Inc.* (Pharmaceuticals)	344	5,170
Petroleum Development* (Oil & Gas)	301	4,723
PetroQuest Energy, Inc.* (Oil & Gas)	602	2,221
Pharmasset, Inc.* (Pharmaceuticals)	344	3,870
PharMerica Corp.* (Pharmaceuticals)	344	6,753
Phase Forward, Inc.* (Software)	430	6,497
PHH Corp.* (Commercial Services)	387	7,036
PHI, Inc.* (Transportation)	172	2,948
PICO Holdings, Inc.* (Water)	215	6,170
Piedmont Natural Gas Co., Inc. (Gas)	559	13,477
Pinnacle Entertainment, Inc.* (Entertainment)	516	4,794
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	172	7,511
Plantronics, Inc. (Telecommunications)	430	8,131
Platinum Underwriters Holdings, Ltd. (Insurance)	387	11,064
Plexus Corp.* (Electronics)	387	7,918
PNM Resources, Inc. (Electric)	731	7,829
Polaris Industries, Inc. (Leisure Time)	215	6,906
Polycom, Inc.* (Telecommunications)	602	12,203
PolyOne Corp.* (Chemicals)	1,462	3,962
Polypore International, Inc.* (Miscellaneous Manufacturing)	301	3,347
Portland General Electric Co. (Electric)	602	11,727
Post Properties, Inc. (REIT)	430	5,779
Potlatch Corp. (Forest Products & Paper)	387	9,400
Powell Industries, Inc.* (Electrical Components & Equipment)	129	4,782

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Power Integrations, Inc. (Semiconductors)	258	$6,138
Powerwave Technologies, Inc.* (Telecommunications)	1,591	2,562
Premiere Global Services, Inc.* (Telecommunications)	559	6,060
PrivateBancorp, Inc. (Banks)	215	4,782
ProAssurance Corp.* (Insurance)	301	13,909
Progress Software Corp.* (Software)	473	10,013
Prospect Capital Corp. (Investment Companies)	344	3,165
Prosperity Bancshares, Inc. (Banks)	344	10,262
Provident New York Bancorp (Savings & Loans)	989	8,031
PSS World Medical, Inc.* (Healthcare-Products)	516	9,551
Psychiatric Solutions, Inc.* (Healthcare-Services)	344	7,823
Quanex Building Products Corp. (Building Materials)	473	5,307
Quantum Corp.* (Computers)	2,322	1,927
Quest Software, Inc.* (Software)	602	8,392
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	645	3,225
Quidel Corp.* (Healthcare-Products)	344	5,009
Quiksilver, Inc.* (Apparel)	1,290	2,387
Rackspace Hosting, Inc.* (Internet)	473	6,556
Radian Group, Inc. (Insurance)	774	2,105
Raven Industries, Inc. (Miscellaneous Manufacturing)	215	5,504
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	301	6,155
RC2 Corp.* (Toys/Games/Hobbies)	172	2,276
RCN Corp.* (Telecommunications)	602	3,594
Redwood Trust, Inc. (REIT)	559	8,251
Regal-Beloit Corp. (Hand/Machine Tools)	473	18,788
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	430	7,706
Regis Corp. (Retail)	430	7,486
RehabCare Group, Inc.* (Healthcare-Services)	172	4,116
Renasant Corp. (Banks)	387	5,813
Rent-A-Center, Inc.* (Commercial Services)	516	9,200
Res-Care, Inc.* (Healthcare-Services)	430	6,149
Resources Connection, Inc.* (Commercial Services)	430	7,383
RF Micro Devices, Inc.* (Telecommunications)	1,892	7,114
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	301	3,648
Rimage Corp.* (Computers)	258	4,285
Riverbed Technology, Inc.* (Computers)	387	8,975
RLI Corp. (Insurance)	258	11,558
Robbins & Myers, Inc. (Machinery-Diversified)	258	4,966
Rock-Tenn Co.—Class A (Forest Products & Paper)	301	11,486
Rockwood Holdings, Inc.* (Chemicals)	473	6,925
Rofin-Sinar Technologies, Inc.* (Electronics)	301	6,023
Rollins, Inc. (Commercial Services)	387	6,699
Rosetta Resources, Inc.* (Oil & Gas)	688	6,020
RTI Biologics, Inc.* (Healthcare-Products)	688	2,952
RTI International Metals, Inc.* (Mining)	301	5,319
Ruby Tuesday, Inc.* (Retail)	473	3,150
Ruddick Corp. (Food)	430	10,075
S.Y. Bancorp, Inc. (Banks)	215	5,197
S1 Corp.* (Internet)	774	5,341
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	516	5,093
Sally Beauty Holdings, Inc.* (Retail)	946	6,017
Sanderson Farms, Inc. (Food)	172	7,740
Sandy Spring Bancorp, Inc. (Banks)	344	5,057
Sapient Corp.* (Internet)	860	5,409
Savient Pharmaceuticals, Inc.* (Biotechnology)	301	4,172
SAVVIS, Inc.* (Telecommunications)	387	4,435
ScanSource, Inc.* (Distribution/Wholesale)	301	7,381
SCBT Financial Corp. (Banks)	258	6,112
School Specialty, Inc.* (Retail)	344	6,952
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	172	4,680
Seattle Genetics, Inc.* (Biotechnology)	860	8,359
Selective Insurance Group, Inc. (Insurance)	602	7,688
Semtech Corp.* (Semiconductors)	602	9,578
Sensient Technologies Corp. (Chemicals)	473	10,676
Shenandoah Telecommunications Co. (Telecommunications)	258	5,235
ShoreTel, Inc.* (Telecommunications)	430	3,440
Shuffle Master, Inc.* (Entertainment)	559	3,695
Signature Bank* (Banks)	301	8,163
Silicon Graphics International Corp.* (Computers)	989	4,490
Simmons First National Corp.—Class A (Banks)	215	5,745
Simpson Manufacturing Co., Inc. (Building Materials)	387	8,367
Sinclair Broadcast Group, Inc.—Class A (Media)	1,720	3,337
Skechers U.S.A., Inc.—Class A* (Apparel)	430	4,201
SkyWest, Inc. (Airlines)	645	6,579
Skyworks Solutions, Inc.* (Semiconductors)	1,161	11,355
Smart Balance, Inc.* (Food)	688	4,685
Smith Corp. (Miscellaneous Manufacturing)	258	8,403
Smith Micro Software, Inc.* (Software)	430	4,223
Solera Holdings, Inc.* (Software)	473	12,014
Solutia, Inc.* (Chemicals)	774	4,458
Sonic Automotive, Inc. (Retail)	215	2,184
Sonic Corp.* (Retail)	774	7,763
SONICWALL, Inc.* (Internet)	1,075	5,891
SonoSite, Inc.* (Healthcare-Products)	301	6,038
Sonus Networks, Inc.* (Telecommunications)	2,107	3,392
Sotheby’s (Commercial Services)	258	3,640
Southside Bancshares, Inc. (Banks)	301	6,884
Southwest Gas Corp. (Gas)	516	11,460
Spartan Motors, Inc. (Auto Parts & Equipment)	258	2,923
Spartech Corp. (Chemicals)	258	2,371
Spherion Corp.* (Commercial Services)	559	2,303
SPSS, Inc.* (Software)	258	8,609
SRA International, Inc.—Class A* (Computers)	344	6,041
Stage Stores, Inc. (Retail)	430	4,773
Standard Microsystems Corp.* (Semiconductors)	344	7,035
Standard Pacific Corp.* (Home Builders)	1,204	2,444
Starent Networks Corp.* (Software)	215	5,248
Stein Mart, Inc.* (Retail)	258	2,286
StellarOne Corp. (Banks)	301	3,898
Stepan Co. (Chemicals)	129	5,697
STERIS Corp. (Healthcare-Products)	473	12,336
Sterling Bancorp (Banks)	774	6,463
Sterling Bancshares, Inc. (Banks)	946	5,988
Steven Madden, Ltd.* (Apparel)	215	5,472
Stewart Enterprises, Inc.—Class A (Commercial Services)	860	4,145
Stifel Financial Corp.* (Diversified Financial Services)	215	10,339
Stone Energy Corp.* (Oil & Gas)	473	3,510
Sun Communities, Inc. (REIT)	430	5,925
Sun Healthcare Group, Inc.* (Healthcare-Services)	645	5,444
Sunstone Hotel Investors, Inc. (REIT)	818	4,376
Superior Industries International, Inc. (Auto Parts & Equipment)	387	5,457
Susquehanna Bancshares, Inc. (Banks)	1,333	6,518
SVB Financial Group* (Banks)	215	5,852
Swift Energy Co.* (Oil & Gas)	516	8,591
Sycamore Networks, Inc.* (Telecommunications)	1,935	6,057
Sykes Enterprises, Inc.* (Computers)	387	7,001
Symmetry Medical, Inc.* (Healthcare-Products)	516	4,809
Symyx Technologies, Inc.* (Chemicals)	430	2,516
Syniverse Holdings, Inc.* (Telecommunications)	473	7,582
SYNNEX Corp.* (Software)	215	5,373
Take-Two Interactive Software, Inc. (Software)	559	5,294
Taleo Corp.—Class A* (Software)	301	5,499
Tanger Factory Outlet Centers, Inc. (REIT)	301	9,761
TD Ameritrade Holding Corp.* (Diversified Financial Services)	188	3,298
Technitrol, Inc. (Electronics)	430	2,782

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Tekelec* (Telecommunications)	602	$10,132
Teledyne Technologies, Inc.* (Aerospace/Defense)	301	9,858
TeleTech Holdings, Inc.* (Commercial Services)	301	4,560
Tempur-Pedic International, Inc. (Home Furnishings)	516	6,744
Tennant Co. (Machinery-Diversified)	301	5,535
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	430	4,558
Terremark Worldwide, Inc.* (Internet)	774	4,474
Tessera Technologies, Inc.* (Semiconductors)	344	8,700
Tetra Tech, Inc.* (Environmental Control)	430	12,319
TETRA Technologies, Inc.* (Oil & Gas Services)	860	6,846
Texas Capital Bancshares, Inc.* (Banks)	473	7,317
Texas Roadhouse, Inc.—Class A* (Retail)	516	5,630
The Andersons, Inc. (Agriculture)	172	5,150
The Buckle, Inc. (Retail)	215	6,831
The Cato Corp.—Class A (Retail)	344	5,999
The Children’s Place Retail Stores, Inc.* (Retail)	215	5,682
The Corporate Executive Board Co. (Commercial Services)	344	7,141
The Geo Group, Inc.* (Commercial Services)	430	7,989
The Gymboree Corp.* (Apparel)	215	7,628
The Hain Celestial Group, Inc.* (Food)	430	6,712
The Men’s Wearhouse, Inc. (Retail)	473	9,072
The Pantry, Inc.* (Retail)	215	3,569
The Pep Boys-Manny, Moe & Jack (Retail)	473	4,796
The Phoenix Cos., Inc. (Insurance)	1,075	1,795
The Ryland Group, Inc. (Home Builders)	344	5,779
The Timberland Co.—Class A* (Apparel)	516	6,847
The Ultimate Software Group, Inc.* (Software)	258	6,254
The Warnaco Group, Inc.* (Apparel)	344	11,146
The Wet Seal, Inc.—Class A* (Retail)	1,247	3,828
Theravance, Inc.* (Pharmaceuticals)	430	6,295
Thoratec Corp.* (Healthcare-Products)	430	11,515
THQ, Inc.* (Software)	645	4,618
Tibco Software, Inc.* (Internet)	1,505	10,791
Ticketmaster Entertainment, Inc.* (Commercial Services)	473	3,037
Titan International, Inc. (Auto Parts & Equipment)	473	3,533
TiVo, Inc.* (Home Furnishings)	774	8,112
TNS, Inc.* (Commercial Services)	215	4,031
Tower Group, Inc. (Insurance)	344	8,524
Tractor Supply Co.* (Retail)	258	10,661
TradeStation Group, Inc.* (Diversified Financial Services)	774	6,548
Tredegar Corp. (Miscellaneous Manufacturing)	430	5,728
TreeHouse Foods, Inc.* (Food)	258	7,423
TriQuint Semiconductor, Inc.* (Semiconductors)	1,247	6,622
Triumph Group, Inc. (Aerospace/Defense)	172	6,880
True Religion Apparel, Inc.* (Apparel)	258	5,753
TrueBlue, Inc.* (Commercial Services)	731	6,140
TrustCo Bank Corp. NY (Banks)	1,204	7,116
Trustmark Corp. (Banks)	473	9,138
TTM Technologies, Inc.* (Electronics)	645	5,134
Tupperware Corp. (Household Products/Wares)	430	11,189
Tutor Perini Corp.* (Engineering & Construction)	215	3,732
Tyler Technologies, Inc.* (Computers)	473	7,388
UAL Corp.* (Airlines)	1,290	4,115
UIL Holdings Corp. (Electric)	387	8,688
UMB Financial Corp. (Banks)	301	11,441
Umpqua Holdings Corp. (Banks)	602	4,672
Union Bankshares Corp. (Banks)	215	3,219
Unisource Energy Corp. (Electric)	344	9,130
Unisys Corp.* (Computers)	2,881	4,350
United Fire & Casualty Co. (Insurance)	344	5,900
United Natural Foods, Inc.* (Food)	344	9,030
United Online, Inc. (Internet)	903	5,879
United Rentals, Inc.* (Commercial Services)	774	5,023
United Stationers, Inc.* (Distribution/Wholesale)	215	7,499
Universal Forest Products, Inc. (Building Materials)	215	7,114
Universal Health Realty Income Trust (REIT)	301	9,488
US Airways Group, Inc.* (Airlines)	1,591	3,866
USEC, Inc.* (Mining)	989	5,261
VAALCO Energy, Inc.* (Oil & Gas)	989	4,183
Valassis Communications, Inc.* (Commercial Services)	430	2,627
ValueClick, Inc.* (Internet)	774	8,142
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	172	2,024
Varian, Inc.* (Electronics)	258	10,173
Veeco Instruments, Inc.* (Semiconductors)	387	4,485
VeriFone Holdings, Inc.* (Software)	645	4,844
ViaSat, Inc.* (Telecommunications)	258	6,615
Vignette Corp.* (Internet)	301	3,958
ViroPharma, Inc.* (Pharmaceuticals)	731	4,335
VistaPrint, Ltd.* (Commercial Services)	258	11,004
VIVUS, Inc.* (Healthcare-Products)	731	4,444
Vocus, Inc.* (Internet)	215	4,248
Volcano Corp.* (Healthcare-Products)	430	6,011
W&T Offshore, Inc. (Oil & Gas)	602	5,863
W.R. Grace & Co.* (Chemicals)	559	6,915
Walter Investment Management Corp.* (REIT)	129	1,713
Washington REIT (REIT)	473	10,581
Washington Trust Bancorp, Inc. (Banks)	301	5,367
Watsco, Inc. (Distribution/Wholesale)	129	6,312
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	301	11,297
Watts Water Technologies, Inc.—Class A (Electronics)	344	7,410
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	731	4,912
WD-40 Co. (Household Products/Wares)	258	7,482
Websense, Inc.* (Internet)	430	7,671
Webster Financial Corp. (Banks)	645	5,192
WellCare Health Plans, Inc.* (Healthcare-Services)	301	5,565
Werner Enterprises, Inc. (Transportation)	430	7,792
WesBanco, Inc. (Banks)	387	5,627
West Pharmaceutical Services, Inc. (Healthcare-Products)	344	11,988
Westamerica Bancorp (Banks)	215	10,666
Westfield Financial, Inc. (Banks)	817	7,402
Weyco Group, Inc. (Apparel)	172	3,971
WGL Holdings, Inc. (Gas)	430	13,769
Willbros Group, Inc.* (Oil & Gas Services)	473	5,917
Winn-Dixie Stores, Inc.* (Food)	516	6,471
Wintrust Financial Corp. (Banks)	301	4,840
Wolverine World Wide, Inc. (Apparel)	516	11,383
Woodward Governor Co. (Electronics)	473	9,365
World Acceptance Corp.* (Diversified Financial Services)	172	3,425
World Fuel Services Corp. (Retail)	258	10,637
World Wrestling Entertainment, Inc. (Entertainment)	473	5,941
Worthington Industries, Inc. (Metal Fabricate/Hardware)	559	7,150
Wright Express Corp.* (Commercial Services)	344	8,762
Wright Medical Group, Inc.* (Healthcare-Products)	430	6,992
XenoPort, Inc.* (Pharmaceuticals)	301	6,974
Zenith National Insurance Corp. (Insurance)	430	9,348
Zep, Inc. (Chemicals)	258	3,109
Zoll Medical Corp.* (Healthcare-Products)	301	5,821
Zoran Corp.* (Semiconductors)	516	5,624

TOTAL COMMON STOCKS
(Cost $4,538,623)		5,001,477

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Repurchase Agreements (61.7%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,875,000 (Collateralized by $2,861,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,932,677)	$2,875,000	$2,875,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $836,000 (Collateralized by $850,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $856,199)	836,000	836,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,084,001 (Collateralized by $3,889,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $4,167,339)	4,084,000	4,084,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $40,000 (Collateralized by $43,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $43,168)	40,000	40,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,835,000)		7,835,000

TOTAL INVESTMENT SECURITIES
(Cost $12,373,623)—101.1%		12,836,477
Net other assets (liabilities)—(1.1)%		(137,873)

NET ASSETS—100.0%		$12,698,604

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $2,900,000.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $6,578,000)	130	$205,498

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$13,945,280	$(63,750)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	NM
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	NM
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	NM
Auto Parts & Equipment	NM
Banks	2.6%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	0.8%
Coal	NM
Commercial Services	3.1%
Computers	1.0%
Cosmetics/Personal Care	NM
Distribution/Wholesale	0.5%
Diversified Financial Services	0.6%
Electric	0.6%
Electrical Components & Equipment	0.4%
Electronics	1.3%
Energy-Alternate Sources	NM
Engineering & Construction	0.2%
Entertainment	0.2%
Environmental Control	0.2%
Food	0.7%
Forest Products & Paper	0.4%
Gas	0.6%
Hand/Machine Tools	0.4%
Healthcare-Products	2.0%
Healthcare-Services	0.6%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	1.5%
Internet	1.1%
Investment Companies	0.2%
Leisure Time	0.1%
Lodging	NM
Machinery-Construction & Mining	0.1%
Machinery-Diversified	0.3%
Media	NM
Metal Fabricate/Hardware	0.4%
Mining	0.1%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.1%
Oil & Gas	1.1%
Oil & Gas Services	0.9%
Packaging & Containers	NM
Pharmaceuticals	1.1%
REIT	2.7%
Real Estate	NM
Retail	2.1%
Savings & Loans	0.3%
Semiconductors	1.2%
Software	2.0%
Storage/Warehousing	0.1%
Telecommunications	1.9%
Toys/Games/Hobbies	0.1%
Transportation	1.0%
Trucking & Leasing	NM
Water	0.3%
Other**	60.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$12,373,623

Securities, at value	5,001,477
Repurchase agreements, at value	7,835,000

Total Investment Securities, at value	12,836,477
Cash	4,783
Segregated cash balances with brokers for futures contracts	526,500
Dividends and interest receivable	5,687
Receivable for capital shares issued	6,411
Receivable for investments sold	8,729
Prepaid expenses	109

Total Assets	13,388,696

Liabilities:
Payable for capital shares redeemed	92,361
Payable for closed swap positions	465,196
Unrealized loss on swap agreements	63,750
Variation margin on futures contracts	32,500
Advisory fees payable	8,048
Management services fees payable	1,073
Administration fees payable	504
Administrative services fees payable	6,197
Distribution fees payable	5,640
Trustee fees payable	1
Transfer agency fees payable	802
Fund accounting fees payable	1,013
Compliance services fees payable	323
Other accrued expenses	12,684

Total Liabilities	690,092

Net Assets	$12,698,604

Net Assets consist of:
Capital	$47,706,397
Accumulated net investment income (loss)	(33,880)
Accumulated net realized gains (losses) on investments	(35,578,515)
Net unrealized appreciation (depreciation) on investments	604,602

Net Assets	$12,698,604

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,746,722

Net Asset Value (offering and redemption price per share)	$7.27

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$59,838
Interest	4,475

Total Investment Income	64,313

Expenses:
Advisory fees	52,853
Management services fees	7,047
Administration fees	3,088
Transfer agency fees	4,785
Administrative services fees	21,166
Distribution fees	17,618
Custody fees	6,470
Fund accounting fees	9,332
Trustee fees	87
Compliance services fees	8
Other fees	10,615

Total Gross Expenses before reductions	133,069
Less Expenses reduced by the Advisor	(16,949)

Total Net Expenses	116,120

Net Investment Income (Loss)	(51,807)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(500,775)
Net realized gains (losses) on futures contracts	(338,210)
Net realized gains (losses) on swap agreements	1,883,995
Change in net unrealized appreciation/depreciation on investments	(1,684,725)

Net Realized and Unrealized Gains (Losses) on Investments	(639,715)

Change in Net Assets Resulting from Operations	$(691,522)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(51,807)	$17,927
Net realized gains (losses) on investments	1,045,010	(17,185,310)
Change in net unrealized appreciation/depreciation on investments	(1,684,725)	365,894

Change in net assets resulting from operations	(691,522)	(16,801,489)

Distributions to Shareholders From:
Net investment income	—	(261,358)

Change in net assets resulting from distributions	—	(261,358)

Capital Transactions:
Proceeds from shares issued	138,983,079	380,340,009
Dividends reinvested	—	233,344
Value of shares redeemed	(148,362,331)	(364,281,782)

Change in net assets resulting from capital transactions	(9,379,252)	16,291,571

Change in net assets	(10,070,774)	(771,276)
Net Assets:
Beginning of period	22,769,378	23,540,654

End of period	$12,698,604	$22,769,378

Accumulated net investment income (loss)	$(33,880)	$17,927

Share Transactions:
Issued	22,427,774	28,250,897
Reinvested	—	12,191
Redeemed	(23,610,661)	(26,346,979)

Change in shares	(1,182,887)	1,916,109

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$7.77		$23.23	$27.10	$21.51	$30.75	$29.20

Investment Activities:
Net investment income (loss)(a)	(0.02)		0.01	0.17	0.20	0.01	(0.21)
Net realized and unrealized gains (losses) on investments	(0.48)		(15.26)	(3.73)	5.40	(0.18)	8.39

Total income (loss) from investment activities	(0.50)		(15.25)	(3.56)	5.60	(0.17)	8.18

Distributions to Shareholders From:
Net investment income	—		(0.21)	(0.31)	(0.01)	—	—
Net realized gains on investments	—		—	—	—	(9.07)	(6.63)

Total distributions	—		(0.21)	(0.31)	(0.01)	(9.07)	(6.63)

Net Asset Value, End of Period	$7.27		$7.77	$23.23	$27.10	$21.51	$30.75

Total Return	(6.44	)%(b)	(66.18)%	(13.21)%	26.05%	(0.21)%	31.07%

Ratios to Average Net Assets:
Gross expenses(c)	1.89%		1.83%	1.73%	1.72%	1.91%	1.94%
Net expenses(c)	1.65%		1.63%	1.63%	1.69%	1.91%	1.94%
Net investment income (loss)(c)	(0.74)%		0.10%	0.63%	0.82%	0.03%	(0.68)%

Supplemental Data:
Net assets, end of period (000’s)	$12,699		$22,769	$23,541	$58,562	$40,184	$173,846
Portfolio turnover rate(d)	59	%(b)	368%	418%	208%	539%	481%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	70%
Swap Agreements	131%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	9.5%
Qualcomm, Inc.	4.8%
Microsoft Corp.	3.9%
Google, Inc.—Class A	3.3%
Oracle Corp.	2.4%

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	27%
Consumer Non-Cyclical	19%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	June 30, 2009
(unaudited)

Common Stocks (70.4%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	23,120	$292,005
Adobe Systems, Inc.* (Software)	10,320	292,056
Akamai Technologies, Inc.* (Internet)	3,280	62,910
Altera Corp. (Semiconductors)	8,320	135,450
Amazon.com, Inc.* (Internet)	5,680	475,189
Amgen, Inc.* (Biotechnology)	9,520	503,989
Apollo Group, Inc.—Class A* (Commercial Services)	3,280	233,274
Apple Computer, Inc.* (Computers)	25,120	3,577,841
Applied Materials, Inc. (Semiconductors)	13,840	151,825
Autodesk, Inc.* (Software)	4,720	89,586
Automatic Data Processing, Inc. (Software)	7,120	252,333
Baidu, Inc.ADR* (Internet)	480	144,523
Bed Bath & Beyond, Inc.* (Retail)	7,040	216,480
Biogen Idec, Inc.* (Biotechnology)	6,320	285,348
Broadcom Corp.—Class A* (Semiconductors)	7,840	194,354
C.H. Robinson Worldwide, Inc. (Transportation)	3,360	175,224
CA, Inc. (Software)	10,000	174,300
Celgene Corp.* (Biotechnology)	9,200	440,128
Cephalon, Inc.* (Pharmaceuticals)	1,440	81,576
Check Point Software Technologies, Ltd.* (Internet)	4,160	97,635
Cintas Corp. (Textiles)	3,680	84,051
Cisco Systems, Inc.* (Telecommunications)	41,600	775,424
Citrix Systems, Inc.* (Software)	4,320	137,765
Cognizant Technology Solutions Corp.* (Computers)	5,680	151,656
Comcast Corp.—Special Class A (Media)	29,120	421,949
Costco Wholesale Corp. (Retail)	4,560	208,392
Dell, Inc.* (Computers)	14,480	198,810
DENTSPLY International, Inc. (Healthcare-Products)	2,800	85,456
DIRECTV Group, Inc.* (Media)	14,800	365,708
DISH Network Corp.—Class A* (Media)	4,320	70,027
eBay, Inc.* (Internet)	19,360	331,637
Electronic Arts, Inc.* (Software)	6,560	142,483
Expedia, Inc.* (Internet)	5,680	85,825
Expeditors International of Washington, Inc. (Transportation)	4,160	138,694
Express Scripts, Inc.* (Pharmaceuticals)	4,400	302,500
Fastenal Co. (Distribution/Wholesale)	2,800	92,876
First Solar, Inc.* (Energy-Alternate Sources)	1,440	233,453
Fiserv, Inc.* (Software)	3,920	179,144
Flextronics International, Ltd.* (Electronics)	17,680	72,665
FLIR Systems, Inc.* (Electronics)	3,120	70,387
Foster Wheeler AG* (Engineering & Construction)	2,640	62,700
Garmin, Ltd. (Electronics)	3,680	87,658
Genzyme Corp.* (Biotechnology)	6,800	378,556
Gilead Sciences, Inc.* (Pharmaceuticals)	18,000	843,120
Google, Inc.—Class A* (Internet)	2,960	1,247,906
Hansen Natural Corp.* (Beverages)	1,760	54,243
Henry Schein, Inc.* (Healthcare-Products)	1,760	84,392
Hologic, Inc.* (Healthcare-Products)	5,440	77,411
IAC/InterActiveCorp* (Internet)	3,120	50,076
Illumina, Inc.* (Biotechnology)	2,400	93,456
Infosys Technologies, Ltd.ADR (Software)	2,240	82,387
Intel Corp. (Semiconductors)	39,440	652,732
Intuit, Inc.* (Software)	8,160	229,786
Intuitive Surgical, Inc.* (Healthcare-Products)	720	117,835
J.B. Hunt Transport Services, Inc. (Transportation)	2,480	75,714
Joy Global, Inc. (Machinery-Construction & Mining)	2,000	71,440
Juniper Networks, Inc.* (Telecommunications)	6,880	162,368
KLA-Tencor Corp. (Semiconductors)	4,080	103,020
Lam Research Corp.* (Semiconductors)	2,560	66,560
Liberty Global, Inc.—Class A* (Media)	2,880	45,763
Liberty Media Holding Corp.—Interactive Series A* (Internet)	10,960	54,910
Life Technologies Corp.* (Biotechnology)	3,520	146,854
Linear Technology Corp. (Semiconductors)	5,920	138,232
Logitech International S.A.ADR* (Computers)	3,440	48,160
Macrovision Solutions Corp.* (Entertainment)	149	3,250
Marvell Technology Group, Ltd.* (Semiconductors)	11,920	138,749
Maxim Integrated Products, Inc. (Semiconductors)	6,000	94,140
Microchip Technology, Inc. (Semiconductors)	3,040	68,552
Microsoft Corp. (Software)	61,760	1,468,035
Millicom International Cellular S.A.* (Telecommunications)	2,080	117,021
NetApp, Inc.* (Computers)	6,960	137,251
News Corp.—Class A (Media)	28,640	260,910
NII Holdings, Inc.—Class B* (Telecommunications)	3,200	61,024
NVIDIA Corp.* (Semiconductors)	10,800	121,932
O’Reilly Automotive, Inc.* (Retail)	2,720	103,578
Oracle Corp. (Software)	41,920	897,926
PACCAR, Inc. (Auto Manufacturers)	8,160	265,282
Patterson Cos., Inc.* (Healthcare-Products)	2,320	50,344
Paychex, Inc. (Commercial Services)	6,880	173,376
Pharmaceutical Product Development, Inc. (Commercial Services)	2,240	52,013
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Qualcomm, Inc. (Telecommunications)	40,240	$1,818,848
Research In Motion, Ltd.* (Computers)	11,440	812,812
Ross Stores, Inc. (Retail)	2,560	98,816
Ryanair Holdings PLCADR* (Airlines)	2,320	65,865
Seagate Technology (Computers)	9,840	102,926
Sears Holdings Corp.* (Retail)	2,480	164,970
Sigma-Aldrich Corp. (Chemicals)	2,320	114,979
Staples, Inc. (Retail)	9,680	195,246
Starbucks Corp.* (Retail)	20,640	286,689
Steel Dynamics, Inc. (Iron/Steel)	3,760	55,385
Stericycle, Inc.* (Environmental Control)	1,760	90,693
Sun Microsystems, Inc.* (Computers)	6,560	60,483
Symantec Corp.* (Internet)	17,280	268,877
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	14,480	714,443
Urban Outfitters, Inc.* (Retail)	3,280	68,454
VeriSign, Inc.* (Internet)	3,600	66,528
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,600	128,304
Warner Chilcott, Ltd.* (Pharmaceuticals)	5,040	66,276
Wynn Resorts, Ltd.* (Lodging)	2,640	93,192
Xilinx, Inc. (Semiconductors)	7,280	148,949
Yahoo!, Inc.* (Internet)	13,520	211,723

TOTAL COMMON STOCKS
(Cost $21,399,696)		26,648,048

Repurchase Agreements (32.1%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,453,000 (Collateralized by $4,431,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,542,252)	$4,453,000	4,453,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,295,001 (Collateralized by $1,320,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $1,329,627)	1,295,000	1,295,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $6,328,002 (Collateralized by $6,025,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $6,456,214)	6,328,000	6,328,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $63,000 (Collateralized by $67,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $67,262)	63,000	63,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,139,000)		12,139,000

TOTAL INVESTMENT SECURITIES
(Cost $33,538,696)—102.5%		38,787,048
Net other assets (liabilities)—(2.5)%		(952,446)

NET ASSETS—100.0%		$37,834,602

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $8,100,000.

ADR	American Depositary Receipt

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$42,484,440	$(189,581)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	6,879,320	(21,887)

ProFund VP UltraNASDAQ-100 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Airlines	0.2%
Auto Manufacturers	0.7%
Beverages	0.1%
Biotechnology	5.1%
Chemicals	0.3%
Commercial Services	1.2%
Computers	13.5%
Distribution/Wholesale	0.2%
Electronics	0.6%
Energy-Alternate Sources	0.6%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.2%
Healthcare-Products	1.0%
Internet	8.2%
Iron/Steel	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.2%
Media	3.1%
Pharmaceuticals	5.3%
Retail	3.6%
Semiconductors	5.4%
Software	11.4%
Telecommunications	7.7%
Textiles	0.2%
Transportation	1.1%
Other**	29.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$33,538,696

Securities, at value	26,648,048
Repurchase agreements, at value	12,139,000

Total Investment Securities, at value	38,787,048
Cash	232
Dividends and interest receivable	2,484
Receivable for capital shares issued	2,001,685
Prepaid expenses	178

Total Assets	40,791,627

Liabilities:
Payable for investments purchased	1,998,360
Payable for closed swap positions	674,096
Payable for capital shares redeemed	10,960
Unrealized loss on swap agreements	211,468
Advisory fees payable	20,972
Management services fees payable	2,796
Administration fees payable	1,164
Administrative services fees payable	10,502
Distribution fees payable	7,828
Trustee fees payable	2
Transfer agency fees payable	1,852
Fund accounting fees payable	2,340
Compliance services fees payable	488
Other accrued expenses	14,197

Total Liabilities	2,957,025

Net Assets	$37,834,602

Net Assets consist of:
Capital	$109,296,014
Accumulated net investment income (loss)	(138,766)
Accumulated net realized gains (losses) on investments	(76,359,530)
Net unrealized appreciation (depreciation) on investments	5,036,884

Net Assets	$37,834,602

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,664,150

Net Asset Value (offering and redemption price per share)	$10.33

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$46,126
Interest	7,226

Total Investment Income	53,352

Expenses:
Advisory fees	87,237
Management services fees	11,632
Administration fees	4,737
Transfer agency fees	7,279
Administrative services fees	39,270
Distribution fees	29,079
Custody fees	3,193
Fund accounting fees	9,732
Trustee fees	158
Compliance services fees	166
Other fees	16,409

Total Gross Expenses before reductions	208,892
Less Expenses reduced by the Advisor	(16,774)

Total Net Expenses	192,118

Net Investment Income (Loss)	(138,766)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,009,668
Net realized gains (losses) on futures contracts	(95,453)
Net realized gains (losses) on swap agreements	6,771,407
Change in net unrealized appreciation/depreciation on investments	28,974

Net Realized and Unrealized Gains (Losses) on Investments	8,714,596

Change in Net Assets Resulting from Operations	$8,575,830

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(138,766)	$(340,763)
Net realized gains (losses) on investments	8,685,622	(32,630,515)
Change in net unrealized appreciation/depreciation on investments	28,974	(18,099,929)

Change in net assets resulting from operations	8,575,830	(51,071,207)

Capital Transactions:
Proceeds from shares issued	104,584,867	420,427,836
Value of shares redeemed	(96,037,447)	(448,554,107)

Change in net assets resulting from capital transactions	8,547,420	(28,126,271)

Change in net assets	17,123,250	(79,197,478)
Net Assets:
Beginning of period	20,711,352	99,908,830

End of period	$37,834,602	$20,711,352

Accumulated net investment income (loss)	$(138,766)	$—

Share Transactions:
Issued	13,230,484	25,081,550
Redeemed	(12,387,557)	(25,970,387)

Change in shares	842,927	(888,837)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.(a)

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$7.34		$26.93	$20.97	$41.79	$46.20	$45.60

Investment Activities:
Net investment income (loss)(b)	(0.05)		(0.13)	(0.05)	(0.13)	(0.36)	(0.30)
Net realized and unrealized gains (losses) on investments	3.04		(19.46)	6.01	(0.53)	(1.15)	6.00

Total income (loss) from investment activities	2.99		(19.59)	5.96	(0.66)	(1.51)	5.70

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(20.16)	(2.90)	(5.10)

Net Asset Value, End of Period	$10.33		$7.34	$26.93	$20.97	$41.79	$46.20

Total Return	40.74	%(c)	(72.74)%	28.42%	4.93%	(3.75)%	14.10%

Ratios to Average Net Assets:
Gross expenses(d)	1.79%		1.77%	1.69%	1.75%	1.85%	1.88%
Net expenses(d)	1.65%		1.63%	1.63%	1.72%	1.85%	1.88%
Net investment income (loss)(d)	(1.19)%		(0.74)%	(0.19)%	(0.40)%	(0.83)%	(0.61)%

Supplemental Data:
Net Assets, end of period (000’s)	$37,835		$20,711	$99,909	$73,624	$99,349	$151,620
Portfolio turnover rate(e)	245	%(c)	611%	979%	1,176%	437%	504%

(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(4)%
Swap Agreements	(96)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM    Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	25%
Energy	13%
Financial	13%
Communications	12%
Technology	12%
Industrial	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (17.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$15,789,000	$15,788,996

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,788,996)		15,788,996

U.S. Treasury Obligations (16.4%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	15,081,000	15,080,996

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,080,996)		15,080,996

Repurchase Agreements (67.2%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,670,000 (Collateralized by $15,594,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $15,983,617)	15,670,000	15,670,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,304,009 (Collateralized by $15,505,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $15,618,079)	15,304,000	15,304,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,888,004 (Collateralized by $15,125,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $16,207,509)	15,888,000	15,888,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,164,004 (Collateralized by $15,409,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $15,469,191)	15,164,000	15,164,000

TOTAL REPURCHASE AGREEMENTS
(Cost $62,026,000)		62,026,000

Options Purchased(NM)
	Contracts

S&P 500 Futures Call Option, exercise @ 1300, expiring 7/17/09	100	337

TOTAL OPTIONS PURCHASED
(Cost $1,474)		337

TOTAL INVESTMENT SECURITIES
(Cost $92,897,466)—100.7%		92,896,329
Net other assets (liabilities)—(0.7)%		(658,389)

NET ASSETS—100.0%		$92,237,940

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $16,460,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $2,839,600)	62	$(79,165)
S&P 500 Futures Contract expiring 9/17/09 (Underlying notional amount at value $1,145,000)	5	25,603

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$(5,971,516)	$50,856
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	(82,715,294)	705,484

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$92,897,466

Securities, at value	30,870,329
Repurchase agreements, at value	62,026,000

Total Investment Securities, at value	92,896,329
Cash	312
Segregated cash balances with brokers for futures contracts	476,670
Interest receivable	17
Unrealized gain on swap agreements	756,340
Receivable for capital shares issued	10,434
Variation margin on futures contracts	30,450
Prepaid expenses	631

Total Assets	94,171,183

Liabilities:
Payable for capital shares redeemed	1,780,274
Advisory fees payable	48,046
Management services fees payable	6,406
Administration fees payable	2,741
Administrative services fees payable	25,169
Distribution fees payable	19,470
Trustee fees payable	4
Transfer agency fees payable	4,361
Fund accounting fees payable	5,512
Compliance services fees payable	1,731
Other accrued expenses	39,529

Total Liabilities	1,933,243

Net Assets	$92,237,940

Net Assets consist of:
Capital	$127,775,701
Accumulated net investment income (loss)	(429,876)
Accumulated net realized gains (losses) on investments	(35,809,526)
Net unrealized appreciation (depreciation) on investments	701,641

Net Assets	$92,237,940

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,961,128

Net Asset Value (offering and redemption price per share)	$31.15

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$48,761

Expenses:
Advisory fees	288,238
Management services fees	38,432
Administration fees	16,059
Transfer agency fees	24,982
Administrative services fees	127,886
Distribution fees	96,079
Custody fees	3,356
Fund accounting fees	32,460
Trustee fees	531
Compliance services fees	565
Other fees	46,298

Total Gross Expenses before reductions	674,886
Less Expenses reduced by the Advisor	(41,075)

Total Net Expenses	633,811

Net Investment Income (Loss)	(585,050)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,962)
Net realized gains (losses) on futures contracts	(1,946,095)
Net realized gains (losses) on swap agreements	(11,023,148)
Change in net unrealized appreciation/depreciation on investments	2,619,751

Net Realized and Unrealized Gains (Losses) on Investments	(10,354,454)

Change in Net Assets Resulting from Operations	$(10,939,504)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(585,050)	$155,174
Net realized gains (losses) on investments	(12,974,205)	32,021,053
Change in net unrealized appreciation/depreciation on investments	2,619,751	(2,195,396)

Change in net assets resulting from operations	(10,939,504)	29,980,831

Distributions to Shareholders From:
Net investment income	—	(1,380,886)

Change in net assets resulting from distributions	—	(1,380,886)

Capital Transactions:
Proceeds from shares issued	297,905,725	801,831,389
Dividends reinvested	—	1,380,886
Value of shares redeemed	(247,692,937)	(809,084,472)

Change in net assets resulting from capital transactions	50,212,788	(5,872,197)

Change in net assets	39,273,284	22,727,748
Net Assets:
Beginning of period	52,964,656	30,236,908

End of period	$92,237,940	$52,964,656

Accumulated net investment income (loss)	$(429,876)	$155,174

Share Transactions:
Issued	8,380,361	27,606,607
Reinvested	—	48,131
Redeemed	(6,957,841)	(27,329,563)

Change in shares	1,422,520	325,175

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$34.42		$24.92	$25.78	$28.22	$28.61	$31.89

Investment Activities:
Net investment income (loss)(a)	(0.26)		0.06	0.85	0.89	0.39	(0.22)
Net realized and unrealized gains (losses) on investments	(3.01)		9.81	(0.71)	(2.99)	(0.78)	(3.06)

Total income (loss) from investment activities	(3.27)		9.87	0.14	(2.10)	(0.39)	(3.28)

Distributions to Shareholders From:
Net investment income	—		(0.37)	(1.00)	(0.34)	—	—

Net Asset Value, End of Period	$31.15		$34.42	$24.92	$25.78	$28.22	$28.61

Total Return	(9.50	)%(b)	39.92%	0.60%	(7.50)%	(1.36)%	(10.29)%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.71%	1.70%	1.74%	1.86%	1.90%
Net expenses(c)	1.65%		1.63%	1.63%	1.70%	1.86%	1.90%
Net investment income (loss)(c)	(1.52)%		0.22%	3.37%	3.24%	1.36%	(0.70)%

Supplemental Data:
Net assets, end of period (000’s)	$92,238		$52,965	$30,237	$29,385	$50,812	$30,887
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(38)%
Swap Agreements	(63)%

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition

% of Index

Consumer Non-Cyclical	22%
Financial	17%
Industrial	17%
Consumer Cyclical	13%
Technology	8%
Utilities	7%
Energy	6%
Basic Materials	5%
Communications	5%

PROFUNDS VP ProFund VP Short Mid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

U.S. Government Agency Obligations (22.0%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$710,000	$710,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $710,000)		710,000

Repurchase Agreements (70.4%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $579,000 (Collateralized by $576,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $590,676)	579,000	579,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $549,000 (Collateralized by $560,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $564,727)	549,000	549,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $597,000 (Collateralized by $569,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $609,724)	597,000	597,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $543,000 (Collateralized by $553,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $555,160)	543,000	543,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,268,000)		2,268,000

TOTAL INVESTMENT SECURITIES
(Cost $2,978,000)—92.4%		2,978,000
Net other assets (liabilities)—7.6%		244,220

NET ASSETS—100.0%		$3,222,220

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $380,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,210,440)	21	$34,183

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$(534,287)	$1,609
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	(1,501,119)	6,434

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$2,978,000

Securities, at value	710,000
Repurchase agreements, at value	2,268,000

Total Investment Securities, at value	2,978,000
Cash	941
Interest receivable	1
Segregated cash balances with brokers for futures contracts	156,870
Unrealized gain on swap agreements	8,043
Receivable for capital shares issued	79,346
Variation margin on futures contracts	5,460
Prepaid expenses	40

Total Assets	3,228,701

Liabilities:
Advisory fees payable	1,856
Management services fees payable	247
Administration fees payable	148
Administrative services fees payable	1,719
Distribution fees payable	1,515
Transfer agency fees payable	236
Fund accounting fees payable	298
Compliance services fees payable	176
Other accrued expenses	286

Total Liabilities	6,481

Net Assets	$3,222,220

Net Assets consist of:
Capital	$3,936,871
Accumulated net investment income (loss)	(5,190)
Accumulated net realized gains (losses) on investments	(751,687)
Net unrealized appreciation (depreciation) on investments	42,226

Net Assets	$3,222,220

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	121,881

Net Asset Value (offering and redemption price per share)	$26.44

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$5,254

Expenses:
Advisory fees	27,259
Management services fees	3,634
Administration fees	1,291
Transfer agency fees	2,048
Administrative services fees	10,390
Distribution fees	9,086
Custody fees	4,767
Fund accounting fees	2,655
Trustee fees	42
Compliance services fees	38
Other fees	3,315

Total Gross Expenses before reductions	64,525
Less Expenses reduced by the Advisor	(4,774)

Total Net Expenses	59,751

Net Investment Income (Loss)	(54,497)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(585)
Net realized gains (losses) on futures contracts	(772,832)
Net realized gains (losses) on swap agreements	586,938
Change in net unrealized appreciation/depreciation on investments	284,874

Net Realized and Unrealized Gains (Losses) on Investments	98,395

Change in Net Assets Resulting from Operations	$43,898

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(54,497)	$49,307
Net realized gains (losses) on investments	(186,479)	2,790,525
Change in net unrealized appreciation/depreciation on investments	284,874	(271,348)

Change in net assets resulting from operations	43,898	2,568,484

Distributions to Shareholders From:
Net investment income	—	(178,696)

Change in net assets resulting from distributions	—	(178,696)

Capital Transactions:
Proceeds from shares issued	79,223,507	271,659,231
Dividends reinvested	—	178,696
Value of shares redeemed	(80,062,395)	(271,647,239)

Change in net assets resulting from capital transactions	(838,888)	190,688

Change in net assets	(794,990)	2,580,476
Net Assets:
Beginning of period	4,017,210	1,436,734

End of period	$3,222,220	$4,017,210

Accumulated net investment income (loss)	$(5,190)	$49,307

Share Transactions:
Issued	2,521,074	10,008,838
Reinvested	—	7,008
Redeemed	(2,527,434)	(9,947,474)

Change in shares	(6,360)	68,372

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the Period
	six months ended		year ended	year ended	year ended	year ended	Nov. 22, 2004 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)
	(unaudited)

Net Asset Value, Beginning of Period	$31.33		$24.00	$25.38	$26.39	$29.15	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.23)		0.14	0.82	0.91	0.40	—	(c)
Net realized and unrealized gains (losses) on investments	(4.66	)(d)	7.44	(1.55)	(1.87)	(3.16)	(0.85)

Total income (loss) from investment activities	(4.89)		7.58	(0.73)	(0.96)	(2.76)	(0.85)

Distributions to Shareholders From:
Net investment income	—		(0.25)	(0.65)	(0.05)	— (c)	—

Net Asset Value, End of Period	$26.44		$31.33	$24.00	$25.38	$26.39	$29.15

Total Return	(15.61	)%(e)	31.83%	(2.85)%	(3.64)%	(9.46)%	(2.83	)% (e)

Ratios to Average Net Assets:
Gross expenses(f)	1.78%		1.73%	1.78%	1.82%	2.28%	3.86%
Net expenses(f)	1.64%		1.63%	1.63%	1.67%	1.98%	1.98%
Net investment income (loss)(f)	(1.50)%		0.54%	3.41%	3.46%	1.40%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$3,222		$4,017	$1,437	$5,210	$4,190	$637
Portfolio turnover rate(g)	—		—	—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(12)%
Swap Agreements	(89)%
Options	NM

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM   Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (19.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$4,897,000	$4,896,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,896,999)		4,896,999

U.S. Treasury Obligations (18.2%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	4,663,000	4,662,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,662,999)		4,662,999

Repurchase Agreements (72.3%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,625,000 (Collateralized by $4,602,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,717,620)	4,625,000	4,625,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,622,003 (Collateralized by $4,685,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $4,719,168)	4,622,000	4,622,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,625,001 (Collateralized by $4,404,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $4,719,198)	4,625,000	4,625,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,625,001 (Collateralized by $4,700,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $4,718,359)	4,625,000	4,625,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,497,000)		18,497,000

Options Purchased(NM)
	Contracts

Russell 2000 Futures Call Option, exercise @ 700, expiring 7/17/09	345	1,842

TOTAL OPTIONS PURCHASED
(Cost $7,676)		1,842

TOTAL INVESTMENT SECURITIES
(Cost $28,064,674)—109.6%		28,058,840
Net other assets (liabilities)—(9.6)%		(2,461,432)

NET ASSETS—100.0%		$25,597,408

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $4,220,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $3,086,600)	61	$27,313

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(22,675,030)	$102,832

See accompanying notes to the financial statements.

142

PROFUNDS VP
ProFund VP Short Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$28,064,674

Securities, at value	9,561,840
Repurchase agreements, at value	18,497,000

Total Investment Securities, at value	28,058,840
Cash	941
Segregated cash balances with brokers for futures contracts	430,564
Interest receivable	5
Unrealized gain on swap agreements	102,832
Receivable for capital shares issued	60,050
Variation margin on futures contracts	27,574
Prepaid expenses	223

Total Assets	28,681,029

Liabilities:
Payable for capital shares redeemed	3,023,006
Advisory fees payable	17,052
Management services fees payable	2,274
Administration fees payable	992
Administrative services fees payable	11,785
Distribution fees payable	9,970
Trustee fees payable	1
Transfer agency fees payable	1,579
Fund accounting fees payable	1,995
Compliance services fees payable	519
Other accrued expenses	14,448

Total Liabilities	3,083,621

Net Assets	$25,597,408

Net Assets consist of:
Capital	$32,330,147
Accumulated net investment income (loss)	(80,072)
Accumulated net realized gains (losses) on investments	(6,776,978)
Net unrealized appreciation (depreciation) on investments	124,311

Net Assets	$25,597,408

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,663,862

Net Asset Value (offering and redemption price per share)	$15.38

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$16,415

Expenses:
Advisory fees	98,541
Management services fees	13,139
Administration fees	4,950
Transfer agency fees	7,721
Administrative services fees	39,945
Distribution fees	32,847
Custody fees	1,984
Fund accounting fees	10,009
Trustee fees	158
Compliance services fees	217
Other fees	18,483

Total Gross Expenses before reductions	227,994
Less Expenses reduced by the Advisor	(11,005)

Total Net Expenses	216,989

Net Investment Income (Loss)	(200,574)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,314)
Net realized gains (losses) on futures contracts	(2,130,737)
Net realized gains (losses) on swap agreements	(1,503,885)
Change in net unrealized appreciation/depreciation on investments	718,625

Net Realized and Unrealized Gains (Losses) on Investments	(2,920,311)

Change in Net Assets Resulting from Operations	$(3,120,885)

See accompanying notes to the financial statements.

143

PROFUNDS VP
ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(200,574)	$120,502
Net realized gains (losses) on investments	(3,638,936)	7,624,219
Change in net unrealized appreciation/depreciation on investments	718,625	(743,488)

Change in net assets resulting from operations	(3,120,885)	7,001,233

Distributions to Shareholders From:
Net investment income	—	(1,095,474)

Change in net assets resulting from distributions	—	(1,095,474)

Capital Transactions:
Proceeds from shares issued	248,897,158	480,600,131
Dividends reinvested	—	1,095,474
Value of shares redeemed	(232,676,388)	(490,470,721)

Change in net assets resulting from capital transactions	16,220,770	(8,775,116)

Change in net assets	13,099,885	(2,869,357)
Net Assets:
Beginning of period	12,497,523	15,366,880

End of period	$25,597,408	$12,497,523

Accumulated net investment income (loss)	$(80,072)	$120,502

Share Transactions:
Issued	14,287,220	29,358,465
Reinvested	—	74,879
Redeemed	(13,328,727)	(29,763,065)

Change in shares	958,493	(329,721)

See accompanying notes to the financial statements.

144

PROFUNDS VP
ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$17.72		$14.85	$14.58	$16.62	$17.12	$18.82

Investment Activities:
Net investment income (loss)(a)	(0.13)		0.08	0.50	0.56	0.23	(0.11)
Net realized and unrealized gains (losses) on investments	(2.21)		3.37	0.15	(2.50)	(0.73)	(1.59)

Total income (loss) from investment activities	(2.34)		3.45	0.65	(1.94)	(0.50)	(1.70)

Distributions to Shareholders From:
Net investment income	—		(0.58)	(0.38)	(0.10)	—	—

Net Asset Value, End of Period	$15.38		$17.72	$14.85	$14.58	$16.62	$17.12

Total Return	(13.21	)%(b)	24.08%	4.46%	(11.73)%	(2.92)%	(9.03)%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.71%	1.67%	1.67%	1.90%	2.28%
Net expenses(c)	1.65%		1.63%	1.62%	1.62%	1.90%	1.98%
Net investment income (loss)(c)	(1.53)%		0.49%	3.42%	3.52%	1.36%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$25,597		$12,498	$15,367	$13,052	$9,193	$6,934
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

145

PROFUNDS VP
ProFund VP Short Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index

Consumer Non-Cyclical	20%
Industrial	18%
Technology	16%
Consumer Cyclical	12%
Energy	12%
Financial	10%
Communications	9%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (19.3%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$31,000	$31,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,000)		31,000

Repurchase Agreements (79.0%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $33,000 (Collateralized by $32,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $33,721)	33,000	33,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $28,000 (Collateralized by $27,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $28,932)	28,000	28,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $36,000 (Collateralized by $35,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $37,505)	36,000	36,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $30,000 (Collateralized by $32,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $32,125)	30,000	30,000

TOTAL REPURCHASE AGREEMENTS
(Cost $127,000)		127,000

TOTAL INVESTMENT SECURITIES
(Cost $158,000)—98.3%		158,000
Net other assets (liabilities)—1.7%		2,806

NET ASSETS—100.0%		$160,806

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $46,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	$(12,156)	$117
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	(148,947)	1,369

See accompanying notes to the financial statements.

146

PROFUNDS VP
ProFund VP Short Dow 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$158,000

Securities, at value	31,000
Repurchase agreements, at value	127,000

Total Investment Securities, at value	158,000
Cash	642
Unrealized gain on swap agreements	1,486
Receivable for capital shares issued	3,138
Prepaid expenses	3

Total Assets	163,269

Liabilities:
Advisory fees payable	69
Management services fees payable	9
Administration fees payable	5
Administrative services fees payable	22
Distribution fees payable	125
Transfer agency fees payable	8
Fund accounting fees payable	10
Compliance services fees payable	27
Other accrued expenses	2,188

Total Liabilities	2,463

Net Assets	$160,806

Net Assets consist of:
Capital	$(1,075,752)
Accumulated net investment income (loss)	(3,016)
Accumulated net realized gains (losses) on investments	1,238,088
Net unrealized appreciation (depreciation) on investments	1,486

Net Assets	$160,806

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,256

Net Asset Value (offering and redemption price per share)	$30.59

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$213

Expenses:
Advisory fees	1,477
Management services fees	197
Administration fees	98
Transfer agency fees	160
Administrative services fees	58
Distribution fees	492
Custody fees	3,413
Fund accounting fees	211
Trustee fees	4
Compliance services fees	9
Other fees	411

Total Gross Expenses before reductions	6,530
Less Expenses reduced by the Advisor	(3,301)

Total Net Expenses	3,229

Net Investment Income (Loss)	(3,016)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(282)
Net realized gains (losses) on futures contracts	(10,559)
Net realized gains (losses) on swap agreements	110,598
Change in net unrealized appreciation/depreciation on investments	3,780

Net Realized and Unrealized Gains (Losses) on Investments	103,537

Change in Net Assets Resulting from Operations	$100,521

See accompanying notes to the financial statements.

147

PROFUNDS VP
ProFund VP Short Dow 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(3,016)	$(5,562)
Net realized gains (losses) on investments	99,757	1,288,114
Change in net unrealized appreciation/depreciation on investments	3,780	(3,613)

Change in net assets resulting from operations	100,521	1,278,939

Distributions to Shareholders From:
Net investment income	—	(10,937)

Change in net assets resulting from distributions	—	(10,937)

Capital Transactions:
Proceeds from shares issued	11,916,917	103,079,409
Dividends reinvested	—	10,937
Value of shares redeemed	(12,088,885)	(104,320,781)

Change in net assets resulting from capital transactions	(171,968)	(1,230,435)

Change in net assets	(71,447)	37,567
Net Assets:
Beginning of period	232,253	194,686

End of period	$160,806	$232,253

Accumulated net investment income (loss)	$(3,016)	$—

Share Transactions:
Issued	375,209	3,141,986
Reinvested	—	379
Redeemed	(377,247)	(3,142,364)

Change in shares	(2,038)	1

See accompanying notes to the financial statements.

148

PROFUNDS VP
ProFund VP Short Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the		For the period
	six months ended		year ended	year ended		May 1, 2006 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007		Dec. 31, 2006(a)
	(unaudited)

Net Asset Value, Beginning of Period	$31.84		$26.69	$28.21		$30.00

Investment Activities:
Net investment income (loss)(b)	(0.25)		(0.25)	0.86		0.72
Net realized and unrealized
gains (losses) on investments	(1.00	)(c)	6.91	(1.64)		(2.51)

Total income (loss) from investment activities	(1.25)		6.66	(0.78)		(1.79)

Distributions to Shareholders From:
Net investment income	—		(1.51)	(0.74)		—

Net Asset Value, End of Period	$30.59		$31.84	$26.69		$28.21

Total Return	(3.89	)%(d)	25.51%	(2.67)%		(6.00	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	3.31%		1.98%	2.37%		2.25%
Net expenses(e)	1.64%		1.63%	1.72	%(f)	1.63%
Net investment income (loss)(e)	(1.53)%		(0.79)%	3.21%		3.61%

Supplemental Data:
Net assets, end of period (000’s)	$161		$232	$195		$204
Portfolio turnover rate(g)	—		—	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

149

PROFUNDS VP
ProFund VP Short NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	27%
Consumer Non-Cyclical	19%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (18.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$2,456,000	$2,456,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,456,000)		2,456,000

U.S. Treasury Obligations (18.6%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	2,520,000	2,519,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,519,999)		2,519,999

Repurchase Agreements (65.0%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,254,000 (Collateralized by $2,243,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,299,261)	2,254,000	2,254,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,149,001 (Collateralized by $2,190,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $2,205,972)	2,149,000	2,149,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,318,001 (Collateralized by $2,208,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $2,366,028)	2,318,000	2,318,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,110,001 (Collateralized by $2,146,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $2,154,383)	2,110,000	2,110,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,831,000)		8,831,000

TOTAL INVESTMENT SECURITIES
(Cost $13,806,999)—101.7%		13,806,999
Net other assets (liabilities)—(1.7)%		(226,673)

NET ASSETS—100.0%		$13,580,326

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $2,920,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$(1,467,462)	$ 6,526
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(12,142,837)	54,101

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,806,999

Securities, at value	4,975,999
Repurchase agreements, at value	8,831,000

Total Investment Securities, at value	13,806,999
Cash	381
Interest receivable	2
Unrealized gain on swap agreements	60,627
Receivable for capital shares issued	44,164
Prepaid expenses	118

Total Assets	13,912,291

Liabilities:
Payable for capital shares redeemed	118,379
Payable for closed swap positions	175,400
Advisory fees payable	8,451
Management services fees payable	1,127
Administration fees payable	481
Administrative services fees payable	5,692
Distribution fees payable	4,831
Trustee fees payable	1
Transfer agency fees payable	765
Fund accounting fees payable	967
Compliance services fees payable	447
Other accrued expenses	15,424

Total Liabilities	331,965

Net Assets	$13,580,326

Net Assets consist of:
Capital	$59,187,226
Accumulated net investment income (loss)	(21,488)
Accumulated net realized gains (losses) on investments	(45,646,039)
Net unrealized appreciation (depreciation) on investments	60,627

Net Assets	$13,580,326

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	871,594

Net Asset Value (offering and redemption price per share)	$15.58

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$11,976

Expenses:
Advisory fees	66,315
Management services fees	8,842
Administration fees	4,020
Transfer agency fees	6,290
Administrative services fees	27,252
Distribution fees	22,105
Custody fees	3,652
Fund accounting fees	8,178
Trustee fees	138
Compliance services fees	65
Other fees	14,308

Total Gross Expenses before reductions	161,165
Less Expenses reduced by the Advisor	(15,676)

Total Net Expenses	145,489

Net Investment Income (Loss)	(133,513)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	22,894
Net realized gains (losses) on swap agreements	(5,203,443)
Change in net unrealized appreciation/depreciation on investments	700,056

Net Realized and Unrealized Gains (Losses) on Investments	(4,480,493)

Change in Net Assets Resulting from Operations	$(4,614,006)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(133,513)	$112,025
Net realized gains (losses) on investments	(5,180,549)	10,564,658
Change in net unrealized appreciation/depreciation on investments	700,056	(810,954)

Change in net assets resulting from operations	(4,614,006)	9,865,729

Distributions to Shareholders From:
Net investment income	—	(1,032,789)

Change in net assets resulting from distributions	—	(1,032,789)

Capital Transactions:
Proceeds from shares issued	101,680,180	327,630,571
Dividends reinvested	—	1,032,789
Value of shares redeemed	(99,782,521)	(333,044,894)

Change in net assets resulting from capital transactions	1,897,659	(4,381,534)

Change in net assets	(2,716,347)	4,451,406
Net Assets:
Beginning of period	16,296,673	11,845,267

End of period	$13,580,326	$16,296,673

Accumulated net investment income (loss)	$(21,488)	$112,025

Share Transactions:
Issued	5,506,491	19,153,505
Reinvested	—	65,783
Redeemed	(5,438,318)	(19,251,152)

Change in shares	68,173	(31,864)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$20.28		$14.18	$18.18	$18.56	$18.41	$20.71

Investment Activities:
Net investment income (loss)(a)	(0.14)		0.07	0.59	0.64	0.23	(0.13)
Net realized and unrealized gains (losses) on investments	(4.56)		6.59	(2.63)	(0.88)	(0.08)	(2.17)

Total income (loss) from investment activities	(4.70)		6.66	(2.04)	(0.24)	0.15	(2.30)

Distributions to Shareholders From:
Net investment income	—		(0.56)	(1.96)	(0.14)	—	—

Net Asset Value, End of Period	$15.58		$20.28	$14.18	$18.18	$18.56	$18.41

Total Return	(23.18	)%(b)	48.16%	(11.60)%	(1.31)%	0.81%	(11.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.76%	1.71%	1.70%	1.85%	1.86%
Net expenses(c)	1.65%		1.63%	1.63%	1.66%	1.85%	1.86%
Net investment income (loss)(c)	(1.51)%		0.41%	3.50%	3.34%	1.21%	(0.62)%

Supplemental Data:
Net Assets, end of period (000’s)	$13,580		$16,297	$11,845	$23,898	$31,588	$16,213
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short International

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(23)%
Swap Agreements	(77)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	26%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Basic Materials	9%
Energy	9%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

Japan	24%
United Kingdom	21%
France	10%
Germany	8%
Australia	7%
Switzerland	7%
Italy	4%
Spain	4%
Other	15%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (19.4%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$717,000	$717,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $717,000)		717,000

Repurchase Agreements (75.2%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $697,000 (Collateralized by $693,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $711,107)	697,000	697,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $692,000 (Collateralized by $705,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $710,142)	692,000	692,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $697,000 (Collateralized by $665,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $712,595)	697,000	697,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $697,000 (Collateralized by $709,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $711,770)	697,000	697,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,783,000)		2,783,000

TOTAL INVESTMENT SECURITIES
(Cost $3,500,000)—94.6%		3,500,000
Net other assets (liabilities)—5.4%		200,891

NET ASSETS—100.0%		$3,700,891

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $508,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/18/09 (Underlying notional amount at value $842,855)	13	$2,424

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(2,857,080)	$23,052

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short International
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$3,500,000

Securities, at value	717,000
Repurchase agreements, at value	2,783,000

Total Investment Securities, at value	3,500,000
Cash	497
Segregated cash balances with brokers for futures contracts	125,580
Interest receivable	1
Unrealized gain on swap agreements	23,052
Receivable for capital shares issued	57.439
Variation margin on futures contracts	7,280
Prepaid expenses	42

Total Assets	3,713,891

Liabilities:
Advisory fees payable	2,266
Management services fees payable	302
Administration fees payable	124
Administrative services fees payable	3,084
Distribution fees payable	3,082
Transfer agency fees payable	197
Fund accounting fees payable	249
Compliance services fees payable	155
Other accrued expenses	3,541

Total Liabilities	13,000

Net Assets	$3,700,891

Net Assets consist of:
Capital	$4,536,764
Accumulated net investment income (loss)	(42,949)
Accumulated net realized gains (losses) on investments	(818,400)
Net unrealized appreciation (depreciation) on investments	25,476

Net Assets	$3,700,891

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	103,936

Net Asset Value (offering and redemption price per share)	$35.61

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$3,746

Expenses:
Advisory fees	21,318
Management services fees	2,842
Administration fees	1,210
Transfer agency fees	1,909
Administrative services fees	6,977
Distribution fees	7,106
Custody fees	2,320
Fund accounting fees	2,498
Trustee fees	40
Compliance services fees	45
Other fees	2,841

Total Gross Expenses before reductions	49,106
Less Expenses reduced by the Advisor	(2,411)

Total Net Expenses	46,695

Net Investment Income (Loss)	(42,949)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(344,368)
Net realized gains (losses) on swap agreements	(846,159)
Change in net unrealized appreciation/depreciation on investments	266,104

Net Realized and Unrealized Gains (Losses) on Investments	(924,423)

Change in Net Assets Resulting from Operations	$(967,372)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short International

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(42,949)	$(13,002)
Net realized gains (losses) on investments	(1,190,527)	396,486
Change in net unrealized appreciation/depreciation on investments	266,104	(239,596)

Change in net assets resulting from operations	(967,372)	143,888

Distributions to Shareholders From:
Net investment income	—	(1,891)

Change in net assets resulting from distributions	—	(1,891)

Capital Transactions:
Proceeds from shares issued	6,001,272	10,632,948
Dividends reinvested	—	1,891
Value of shares redeemed	(6,275,647)	(6,026,430)

Change in net assets resulting from capital transactions	(274,375)	4,608,409

Change in net assets	(1,241,747)	4,750,406
Net Assets:
Beginning of period	4,942,638	192,232

End of period	$3,700,891	$4,942,638

Accumulated net investment income (loss)	$(42,949)	$—

Share Transactions:
Issued	134,291	273,336
Reinvested	—	50
Redeemed	(152,099)	(158,182)

Change in shares	(17,808)	115,204

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$40.60		$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.32)		(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(4.67)		11.48	(0.89)

Total income (loss) from investment activities	(4.99)		11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—

Net Asset Value, End of Period	$35.61		$40.60	$29.39

Total Return	(12.29	)%(c)	38.23%	(2.03	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.77%	3.42%
Net expenses(d)	1.64%		1.63%	1.64	%(e)
Net investment income (loss)(d)	(1.51)%		(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$3,701		$4,943	$192
Portfolio turnover rate(f)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(99)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	22%
Communications	19%
Basic Materials	18%
Financial	17%
Technology	10%
Consumer Non-Cyclical	8%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	33%
Hong Kong	11%
China	10%
Taiwan	9%
Mexico	8%
South Korea	8%
India	6%
Israel	5%
South Africa	5%
Other	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (21.0%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$411,000	$411,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $411,000)		411,000

Repurchase Agreements (75.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $374,000 (Collateralized by $372,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $381,587)	374,000	374,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $367,000 (Collateralized by $376,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $378,806)	367,000	367,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $377,000 (Collateralized by $360,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $385,765)	377,000	377,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $371,000 (Collateralized by $378,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $379,477)	371,000	371,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,489,000)		1,489,000

TOTAL INVESTMENT SECURITIES
(Cost $1,900,000)—96.8%		1,900,000
Net other assets (liabilities)—3.2%		63,785

NET ASSETS—100.0%		$1,963,785

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $360,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on The Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,916,400)	$22,166
Equity Index Swap Agreement with UBS AG, based on The Bank of New York Mellon Emerging Markets 50 ADR Index	(19,761)	236

See accompanying notes to the financial statements.
158

PROFUNDS VP
ProFund VP Short Emerging Markets
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$1,900,000

Securities, at value	411,000
Repurchase agreements, at value	1,489,000

Total Investment Securities, at value	1,900,000
Cash	385
Unrealized gain on swap agreements	22,402
Receivable for capital shares issued	48,168
Prepaid expenses	21

Total Assets	1,970,976

Liabilities:
Advisory fees payable	962
Management services fees payable	128
Administration fees payable	57
Administrative services fees payable	1,407
Distribution fees payable	1,419
Transfer agency fees payable	91
Fund accounting fees payable	115
Compliance services fees payable	90
Other accrued expenses	2,922

Total Liabilities	7,191

Net Assets	$1,963,785

Net Assets consist of:
Capital	$3,497,286
Accumulated net investment income (loss)	(24,110)
Accumulated net realized gains (losses) on investments	(1,531,793)
Net unrealized appreciation (depreciation) on investments	22,402

Net Assets	$1,963,785

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	87,289

Net Asset Value (offering and redemption price per share)	$22.50

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$2,258

Expenses:
Advisory fees	12,057
Management services fees	1,608
Administration fees	710
Transfer agency fees	1,124
Administrative services fees	3,876
Distribution fees	4,019
Custody fees	2,627
Fund accounting fees	1,472
Trustee fees	25
Compliance services fees	64
Other fees	1,980

Total Gross Expenses before reductions	29,562
Less Expenses reduced by the Advisor	(3,194)

Total Net Expenses	26,368

Net Investment Income (Loss)	(24,110)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(1,419,211)
Change in net unrealized appreciation/depreciation on investments	178,012

Net Realized and Unrealized Gains (Losses) on Investments	(1,241,199)

Change in Net Assets Resulting from Operations	$(1,265,309)

See accompanying notes to the financial statements.
159

PROFUNDS VP ProFund VP Short Emerging Markets

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(24,110)	$(7,656)
Net realized gains (losses) on investments	(1,419,211)	(55,692)
Change in net unrealized appreciation/depreciation on investments	178,012	(156,599)

Change in net assets resulting from operations	(1,265,309)	(219,947)

Distributions to Shareholders From:
Net investment income	—	(1,800)

Change in net assets resulting from distributions	—	(1,800)

Capital Transactions:
Proceeds from shares issued	6,905,330	30,978,480
Dividends reinvested	—	1,800
Value of shares redeemed	(7,616,342)	(26,999,625)

Change in net assets resulting from capital transactions	(711,012)	3,980,655

Change in net assets	(1,976,321)	3,758,908
Net Assets:
Beginning of period	3,940,106	181,198

End of period	$1,963,785	$3,940,106

Accumulated net investment income (loss)	$(24,110)	$—

Share Transactions:
Issued	223,102	1,072,711
Reinvested	—	58
Redeemed	(257,838)	(958,158)

Change in shares	(34,736)	114,611

See accompanying notes to the financial statements.
160

PROFUNDS VP
ProFund VP Short Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$32.29		$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.22)		(0.11)	0.26
Net realized and unrealized gains (losses) on investments	(9.57)		7.99 (c)	(5.82)

Total income (loss) from investment activities	(9.79)		7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—		(0.03)	—

Net Asset Value, End of Period	$22.50		$32.29	$24.44

Total Return	(30.32	)%(d)	32.23%	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.84%		1.81%	3.60%
Net expenses(e)	1.64%		1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.50)%		(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$1,964		$3,940	$181
Portfolio turnover rate(g)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
161

PROFUNDS VP
ProFund VP UltraShort Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(200)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index

Consumer Non-Cyclical	20%
Industrial	18%
Technology	16%
Consumer Cyclical	12%
Energy	12%
Financial	10%
Communications	9%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (13.7%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$77,000	$77,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $77,000)		77,000

Repurchase Agreements (85.6%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $141,000 (Collateralized by $140,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $144,005)	141,000	141,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $93,000 (Collateralized by $94,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $95,907)	93,000	93,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $172,000 (Collateralized by $165,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $176,809)	172,000	172,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $76,000 (Collateralized by $78,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $78,305)	76,000	76,000

TOTAL REPURCHASE AGREEMENTS
(Cost $482,000)		482,000

TOTAL INVESTMENT SECURITIES
(Cost $559,000)—99.3%		559,000
Net other assets (liabilities)—0.7%		4,142

NET ASSETS—100.0%		$563,142

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $180,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	$(70,912)	$680
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	(1,055,380)	9,879

See accompanying notes to the financial statements.
162

PROFUNDS VP ProFund VP UltraShort Dow 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$559,000

Securities, at value	77,000
Repurchase agreements, at value	482,000

Total Investment Securities, at value	559,000
Cash	514
Unrealized gain on swap agreements	10,559
Receivable from Advisor	174
Prepaid expenses	8

Total Assets	570,255

Liabilities:
Payable for capital shares redeemed	1,744
Administration fees payable	22
Administrative services fees payable	412
Distribution fees payable	440
Transfer agency fees payable	35
Fund accounting fees payable	44
Compliance services fees payable	29
Other accrued expenses	4,387

Total Liabilities	7,113

Net Assets	$563,142

Net Assets consist of:
Capital	$570,948
Accumulated net investment income (loss)	(3,144)
Accumulated net realized gains (losses) on investments	(15,221)
Net unrealized appreciation (depreciation) on investments	10,559

Net Assets	$563,142

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	30,733

Net Asset Value (offering and redemption price per share)	$18.32

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$586

Expenses:
Advisory fees	3,574
Management services fees	477
Administration fees	354
Transfer agency fees	560
Administrative services fees	662
Distribution fees	1,191
Custody fees	4,256
Fund accounting fees	735
Trustee fees	9
Compliance services fees	17
Other fees	1,190

Total Gross Expenses before reductions	13,025
Less Expenses reduced by the Advisor	(5,177)

Total Net Expenses	7,848

Net Investment Income (Loss)	(7,262)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(417)
Net realized gains (losses) on futures contracts	(80,826)
Net realized gains (losses) on swap agreements	(954,261)
Change in net unrealized appreciation/depreciation on investments	29,023

Net Realized and Unrealized Gains (Losses) on Investments	(1,006,481)

Change in Net Assets Resulting from Operations	$(1,013,743)

See accompanying notes to the financial statements.
163

PROFUNDS VP
ProFund VP UltraShort Dow 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(7,262)	$4,118
Net realized gains (losses) on investments	(1,035,504)	1,002,377
Change in net unrealized appreciation/depreciation on investments	29,023	(21,451)

Change in net assets resulting from operations	(1,013,743)	985,044

Distributions to Shareholders From:
Net investment income	—	(8,210)
Net realized gains on investments	—	(231,696)

Change in net assets resulting from distributions	—	(239,906)

Capital Transactions:
Proceeds from shares issued	36,708,823	83,658,651
Dividends reinvested	—	239,906
Value of shares redeemed	(35,396,366)	(84,536,312)

Change in net assets resulting from capital transactions	1,312,457	(637,755)

Change in net assets	298,714	107,383
Net Assets:
Beginning of period	264,428	157,045

End of period	$563,142	$264,428

Accumulated net investment income (loss)	$(3,144)	$4,118

Share Transactions:
Issued	1,650,262	3,192,361
Reinvested	—	10,055
Redeemed	(1,632,306)	(3,196,413)

Change in shares	17,956	6,003

See accompanying notes to the financial statements.
164

PROFUNDS VP
ProFund VP UltraShort Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the		For the period
	six months ended		year ended	year ended		Sep. 14, 2006 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007		Dec. 31, 2006(a)
	(unaudited)

Net Asset Value, Beginning of Period	$20.70		$23.18	$26.22		$30.00

Investment Activities:
Net investment income (loss)(b)	(0.17)		0.11	0.68		0.30
Net realized and unrealized gains (losses) on investments	(2.21)		10.79	(3.35)		(4.08)

Total income (loss) from investment activities	(2.38)		10.90	(2.67)		(3.78)

Distributions to Shareholders From:
Net investment income	—		(0.46)	(0.37)		—
Net realized gains on investments	—		(12.92)	—		—

Total distributions	—		(13.38)	(0.37)		—

Net Asset Value, End of Period	$18.32		$20.70	$23.18		$26.22

Total Return	(11.50	)%(c)	39.37%	(10.16)%		(12.60	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.75%		1.85%	2.30%		5.58%
Net expenses(d)	1.66%		1.63%	1.91	%(e)	1.65	%(e)
Net investment income (loss)(d)	(1.53)%		0.40%	2.90%		3.68%

Supplemental Data:
Net assets, end of period (000’s)	$563		$264	$157		$175
Portfolio turnover rate(f)	—		—	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
165

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(209)%

Total Exposure	(209)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents. As of June 30, 2009, the market exposure was greater than the target exposure of 200% of Net Assets. This difference was primarily caused by unusually large redemptions of shares of beneficial interest on June 30, 2009.

Holdings
The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ 100 Index - Composition
% of Index

Technology	42%
Communications	27%
Consumer Non-Cyclical	19%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (1,176.2%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$1,087,000	$1,087,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,087,000)		1,087,000

Repurchase Agreements (8,363.6%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,389,000 (Collateralized by $2,377,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,436,808)	2,389,000	2,389,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,371,001 (Collateralized by $1,400,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $1,410,210)	1,371,000	1,371,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,990,001 (Collateralized by $2,848,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $3,051,834)	2,990,000	2,990,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $979,000 (Collateralized by $996,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $999,891)	979,000	979,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,729,000)	7,729,000

TOTAL INVESTMENT SECURITIES
(Cost $8,816,000)—9,539.8%	8,816,000
Net other assets (liabilities)—(9,439.8)%	(8,723,587)

NET ASSETS—100.0%	$92,413

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $4,020,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$(183,885)	73,493
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(9,616)	845

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$8,816,000

Securities, at value	1,087,000
Repurchase agreements, at value	7,729,000

Total Investment Securities, at value	8,816,000
Cash	696
Interest receivable	2
Unrealized gain on swap agreements	74,338
Prepaid expenses	17

Total Assets	8,891,053

Liabilities:
Payable for capital shares redeemed	8,791,134
Advisory fees payable	1,584
Management services fees payable	211
Administration fees payable	100
Administrative services fees payable	1,502
Distribution fees payable	1,431
Transfer agency fees payable	159
Fund accounting fees payable	201
Compliance services fees payable	56
Other accrued expenses	2,262

Total Liabilities	8,798,640

Net Assets	$92,413

Net Assets consist of:
Capital	$1,736,548
Accumulated net investment income (loss)	(11,192)
Accumulated net realized gains (losses) on investments	(1,707,281)
Net unrealized appreciation (depreciation) on investments	74,338

Net Assets	$92,413

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,685

Net Asset Value (offering and redemption price per share)	$19.73

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$1,073

Expenses:
Advisory fees	7,176
Management services fees	957
Administration fees	444
Transfer agency fees	693
Administrative services fees	1,649
Distribution fees	2,392
Custody fees	2,230
Fund accounting fees	905
Trustee fees	10
Compliance services fees	16
Other fees	1,697

Total Gross Expenses before reductions	18,169
Less Expenses reduced by the Advisor	(2,325)

Total Net Expenses	15,844

Net Investment Income (Loss)	(14,771)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(22,872)
Net realized gains (losses) on swap agreements	(1,287,131)
Change in net unrealized appreciation/depreciation on investments	80,389

Net Realized and Unrealized Gains (Losses) on Investments	(1,229,614)

Change in Net Assets Resulting from Operations	$(1,244,385)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(14,771)	$3,579
Net realized gains (losses) on investments	(1,310,003)	(961,667)
Change in net unrealized appreciation/depreciation on investments	80,389	(8,856)

Change in net assets resulting from operations	(1,244,385)	(966,944)

Distributions to Shareholders From:
Net investment income	—	(7,203)

Change in net assets resulting from distributions	—	(7,203)

Capital Transactions:
Proceeds from shares issued	101,371,868	124,660,310
Dividends reinvested	—	7,203
Value of shares redeemed	(100,681,608)	(123,183,584)

Change in net assets resulting from capital transactions	690,260	1,483,929

Change in net assets	(554,125)	509,782
Net Assets:
Beginning of period	646,538	136,756

End of period	$92,413	$646,538

Accumulated net investment income (loss)	$(11,192)	$3,579

Share Transactions:
Issued	4,189,752	4,660,527
Reinvested	—	307
Redeemed	(4,203,915)	(4,649,194)

Change in shares	(14,163)	11,640

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the		For the period
	six months ended		year ended	year ended		Sep. 14, 2006 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007		Dec. 31, 2006(a)
	(unaudited)

Net Asset Value, Beginning of Period	$34.30		$18.97	$26.39		$30.00

Investment Activities:
Net investment income (loss)(b)	(0.19)		0.06	0.60		0.29
Net realized and unrealized gains (losses) on investments	(14.38)		15.43 (c)	(7.68)		(3.90)

Total income (loss) from investment activities	(14.57)		15.49	(7.08)		(3.61)

Distributions to Shareholders From:
Net investment income	—		(0.16)	(0.34)		—

Net Asset Value, End of Period	$19.73		$34.30	$18.97		$26.39

Total Return	(42.04	)%(d)	82.06%	(26.92)%		(12.03	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.90%		1.87%	2.48%		5.46%
Net expenses(e)	1.66%		1.63%	1.92	%(f)	1.66	%(f)
Net investment income (loss)(e)	(1.55)%		0.24%	2.88%		3.71%

Supplemental Data:
Net assets, end of period (000’s)	$92		$647	$137		$176
Portfolio turnover rate(g)	—		—	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Swap Agreements	17%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	23.9%
Wells Fargo & Co.	20.8%
U.S. Bancorp	4.7%
Bank of America Corp.	4.4%
PNC Financial Services Group	3.3%

Dow Jones U.S. Banks Index - Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	June 30, 2009
(unaudited)

Common Stocks (83.1%)
	Shares	Value

Associated Banc-Corp (Banks)	2,651	$33,137
Astoria Financial Corp. (Savings & Loans)	1,928	16,542
BancorpSouth, Inc. (Banks)	1,687	34,634
Bank of America Corp. (Banks)	38,941	514,021
Bank of Hawaii Corp. (Banks)	964	34,540
BB&T Corp. (Banks)	13,978	307,236
BOK Financial Corp. (Banks)	482	18,157
CapitalSource, Inc. (Diversified Financial Services)	5,302	25,874
Capitol Federal Financial (Savings & Loans)	482	18,475
Cathay Bancorp, Inc. (Banks)	1,205	11,460
Citigroup, Inc. (Diversified Financial Services)	114,234	339,275
City National Corp. (Banks)	964	35,504
Comerica, Inc. (Banks)	3,374	71,360
Commerce Bancshares, Inc. (Banks)	1,446	46,026
Cullen/Frost Bankers, Inc. (Banks)	1,205	55,575
East West Bancorp, Inc. (Banks)	1,446	9,385
F.N.B. Corp. (Banks)	1,928	11,934
Fifth Third Bancorp (Banks)	12,773	90,688
First BanCorp (Banks)	1,687	6,664
First Financial Bankshares, Inc. (Banks)	482	24,274
First Horizon National Corp.* (Banks)	4,820	57,840
First Midwest Bancorp, Inc. (Banks)	964	7,047
First Niagara Financial Group, Inc. (Savings & Loans)	3,133	35,779
FirstMerit Corp. (Banks)	1,929	32,754
Fulton Financial Corp. (Banks)	3,856	20,090
Glacier Bancorp, Inc. (Banks)	1,446	21,357
Hancock Holding Co. (Banks)	482	15,660
Hudson City Bancorp, Inc. (Savings & Loans)	10,604	140,927
Huntington Bancshares, Inc. (Banks)	12,050	50,369
International Bancshares Corp. (Banks)	1,205	12,424
J.P. Morgan Chase & Co. (Diversified Financial Services)	81,222	2,770,482
KeyCorp (Banks)	15,665	82,085
M&T Bank Corp. (Banks)	1,687	85,919
Marshall & Ilsley Corp. (Banks)	7,712	37,018
MB Financial, Inc. (Banks)	723	7,367
National Penn Bancshares, Inc. (Banks)	1,928	8,888
New York Community Bancorp (Savings & Loans)	7,712	82,441
NewAlliance Bancshares, Inc. (Savings & Loans)	2,169	24,943
Northern Trust Corp. (Banks)	5,302	284,611
Old National Bancorp (Banks)	1,446	14,200
PacWest Bancorp (Banks)	482	6,343
Park National Corp. (Banks)	241	13,612
People’s United Financial, Inc. (Banks)	3,856	57,994
PNC Financial Services Group (Banks)	9,881	383,482
Popular, Inc. (Banks)	5,543	12,195
PrivateBancorp, Inc. (Banks)	964	21,439
Prosperity Bancshares, Inc. (Banks)	964	28,756
Provident Financial Services, Inc. (Savings & Loans)	1,205	10,965
Regions Financial Corp. (Banks)	24,100	97,364
Sterling Bancshares, Inc. (Banks)	1,928	12,204
SunTrust Banks, Inc. (Banks)	10,122	166,507
Susquehanna Bancshares, Inc. (Banks)	1,928	9,428
SVB Financial Group* (Banks)	723	19,680
Synovus Financial Corp. (Banks)	6,025	18,015
TCF Financial Corp. (Banks)	2,651	35,444
TFS Financial Corp. (Savings & Loans)	2,169	23,035
TrustCo Bank Corp. NY (Banks)	1,687	9,970
Trustmark Corp. (Banks)	1,205	23,281
U.S. Bancorp (Banks)	30,301	542,994
UMB Financial Corp. (Banks)	723	27,481
Umpqua Holdings Corp. (Banks)	1,205	9,351
United Bankshares, Inc. (Banks)	964	18,837
United Community Banks, Inc.* (Banks)	964	5,774
Valley National Bancorp (Banks)	3,133	36,656
Washington Federal, Inc. (Savings & Loans)	1,928	25,064
Webster Financial Corp. (Banks)	1,205	9,700
Wells Fargo & Co. (Banks)	99,533	2,414,671
Westamerica Bancorp (Banks)	723	35,868
Whitney Holding Corp. (Banks)	1,446	13,245
Wilmington Trust Corp. (Banks)	1,446	19,752
Wintrust Financial Corp. (Banks)	482	7,751
Zions Bancorp (Banks)	2,651	30,646

TOTAL COMMON STOCKS
(Cost $6,625,138)		9,644,466

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	June 30, 2009
(unaudited)

Repurchase Agreements (0.4%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $15,000 (Collateralized by $15,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $15,374)	$15,000	$15,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $4,286)	4,000	4,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $22,000 (Collateralized by $21,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $22,503)	22,000	22,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,000)		41,000

TOTAL INVESTMENT SECURITIES
(Cost $6,666,138)—83.5%		9,685,466
Net other assets (liabilities)—16.5%		1,917,053

NET ASSETS—100.0%		$11,602,519

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$1,999,400	$(600)

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Banks	52.9%
Diversified Financial Services	27.0%
Savings & Loans	3.2%
Other**	16.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$6,666,138

Securities, at value	9,644,466
Repurchase agreements, at value	41,000

Total Investment Securities, at value	9,685,466
Cash	95
Dividends and interest receivable	5,987
Receivable for capital shares issued	26,043
Receivable for investments sold	1,907,806
Prepaid expenses	88

Total Assets	11,625,485

Liabilities:
Unrealized loss on swap agreements	600
Advisory fees payable	5,841
Management services fees payable	779
Administration fees payable	390
Administrative services fees payable	3,565
Distribution fees payable	2,554
Trustee fees payable	1
Transfer agency fees payable	620
Fund accounting fees payable	783
Compliance services fees payable	248
Other accrued expenses	7,585

Total Liabilities	22,966

Net Assets	$11,602,519

Net Assets consist of:
Capital	$29,542,404
Accumulated net investment income (loss)	516,214
Accumulated net realized gains (losses) on investments	(21,474,827)
Net unrealized appreciation (depreciation) on investments	3,018,728

Net Assets	$11,602,519

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,094,551

Net Asset Value (offering and redemption price per share)	$10.60

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$136,810
Interest	22

Total Investment Income	136,832

Expenses:
Advisory fees	37,591
Management services fees	5,012
Administration fees	2,193
Transfer agency fees	3,376
Administrative services fees	17,458
Distribution fees	12,530
Custody fees	6,053
Fund accounting fees	4,672
Trustee fees	68
Compliance services fees	12
Other fees	6,173

Total Gross Expenses before reductions	95,138
Less Expenses reduced by the Advisor	(12,430)

Total Net Expenses	82,708

Net Investment Income (Loss)	54,124

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,536,164)
Net realized gains (losses) on swap agreements	62,529
Change in net unrealized appreciation/depreciation on investments	2,249,098

Net Realized and Unrealized Gains (Losses) on Investments	(3,224,537)

Change in Net Assets Resulting from Operations	$(3,170,413)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$54,124	$462,090
Net realized gains (losses) on investments	(5,473,635)	(12,083,447)
Change in net unrealized appreciation/depreciation on investments	2,249,098	(136,025)

Change in net assets resulting from operations	(3,170,413)	(11,757,382)

Distributions to Shareholders From:
Net investment income	—	(226,667)

Change in net assets resulting from distributions	—	(226,667)

Capital Transactions:
Proceeds from shares issued	51,353,202	137,543,100
Dividends reinvested	—	226,667
Value of shares redeemed	(54,595,369)	(117,647,272)

Change in net assets resulting from capital transactions	(3,242,167)	20,122,495

Change in net assets	(6,412,580)	8,138,446
Net Assets:
Beginning of period	18,015,099	9,876,653

End of period	$11,602,519	$18,015,099

Accumulated net investment income (loss)	$516,214	$462,090

Share Transactions:
Issued	5,854,858	7,237,514
Reinvested	—	12,128
Redeemed	(6,171,893)	(6,244,429)

Change in shares	(317,035)	1,005,213

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$12.76		$24.30	$34.74	$30.26	$36.81	$33.11

Investment Activities:
Net investment income (loss)(a)	0.05		0.63	0.80	0.56	0.56	0.50
Net realized and unrealized gains (losses) on investments	(2.21)		(11.96)	(10.03)	4.09	(0.92)	3.39

Total income (loss) from investment activities	(2.16)		(11.33)	(9.23)	4.65	(0.36)	3.89

Distributions to Shareholders From:
Net investment income	—		(0.21)	(1.21)	(0.17)	(1.20)	(0.19)
Net realized gains on investments	—		—	—	—	(4.99)	—

Total distributions	—		(0.21)	(1.21)	(0.17)	(6.19)	(0.19)

Net Asset Value, End of Period	$10.60		$12.76	$24.30	$34.74	$30.26	$36.81

Total Return	(16.93	)%(b)	(46.91)%	(27.27)%	15.41%	(0.15)%	11.77%

Ratios to Average Net Assets:
Gross expenses(c)	1.90%		1.87%	1.91%	1.80%	2.03%	1.98%
Net expenses(c)	1.65%		1.63%	1.63%	1.69%	1.98%	1.98%
Net investment income (loss)(c)	1.08%		3.46%	2.50%	1.74%	1.67%	1.46%

Supplemental Data:
Net assets, end of period (000’s)	$11,603		$18,015	$9,877	$13,296	$11,872	$13,140
Portfolio turnover rate(d)	558	%(b)	997%	683%	431%	883%	1,003%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Praxair, Inc.	8.0%
E.I. du Pont de Nemours & Co.	7.9%
Freeport-McMoRan Copper & Gold, Inc.—Class B	7.5%
Newmont Mining Corp.	7.1%
The Dow Chemical Co.	6.2%

Dow Jones U.S. Basic Materials
Index - Composition
% of Index

Chemicals	52%
Industrial Metals	27%
Mining	18%
Forestry and Paper	3%

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks (99.8%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	23,874	$1,542,022
Airgas, Inc. (Chemicals)	8,650	350,584
AK Steel Holding Corp. (Iron/Steel)	13,148	252,310
Albemarle Corp. (Chemicals)	11,072	283,111
Alcoa, Inc. (Mining)	118,332	1,222,370
Allegheny Technologies, Inc. (Iron/Steel)	11,072	386,745
Alpha Natural Resources, Inc.* (Coal)	8,650	227,236
Arch Coal, Inc. (Coal)	17,300	265,901
Ashland, Inc. (Chemicals)	7,958	223,222
Avery Dennison Corp. (Household Products/Wares)	13,840	355,411
Cabot Corp. (Chemicals)	6,228	78,348
Calgon Carbon Corp.* (Environmental Control)	6,574	91,313
Carpenter Technology Corp. (Iron/Steel)	5,536	115,204
Celanese Corp.—Series A (Chemicals)	17,300	410,875
CF Industries Holdings, Inc. (Chemicals)	6,920	513,049
Cliffs Natural Resources, Inc. (Iron/Steel)	15,570	380,998
Coeur d’Alene Mines Corp.* (Mining)	8,304	102,139
Commercial Metals Co. (Metal Fabricate/Hardware)	13,840	221,855
Compass Minerals International, Inc. (Mining)	3,806	208,987
CONSOL Energy, Inc. (Coal)	22,144	752,010
Cytec Industries, Inc. (Chemicals)	5,882	109,523
Domtar Corp.* (Forest Products & Paper)	4,844	80,314
E.I. du Pont de Nemours & Co. (Chemicals)	103,108	2,641,627
Eastman Chemical Co. (Chemicals)	8,304	314,722
Ecolab, Inc. (Chemicals)	20,760	809,432
FMC Corp. (Chemicals)	8,996	425,511
Foundation Coal Holdings, Inc. (Coal)	5,536	155,617
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	50,170	2,514,019
Fuller (H.B.) Co. (Chemicals)	5,882	110,464
Hecla Mining Co.* (Mining)	26,296	70,473
Huntsman Corp. (Chemicals)	20,068	100,942
International Coal Group, Inc.* (Coal)	13,148	37,603
International Flavors & Fragrances, Inc. (Chemicals)	9,688	316,991
International Paper Co. (Forest Products & Paper)	48,440	732,897
Intrepid Potash, Inc.* (Chemicals)	5,190	145,735
Kaiser Aluminum Corp. (Mining)	1,730	62,124
Lubrizol Corp. (Chemicals)	8,304	392,862
Massey Energy Co. (Coal)	10,380	202,825
Minerals Technologies, Inc. (Chemicals)	2,422	87,240
NewMarket Corp. (Chemicals)	1,384	93,185
Newmont Mining Corp. (Mining)	58,128	2,375,691
Nucor Corp. (Iron/Steel)	34,600	1,537,278
Olin Corp. (Chemicals)	8,304	98,735
OM Group, Inc.* (Chemicals)	3,806	110,450
Patriot Coal Corp.* (Coal)	7,958	50,772
Peabody Energy Corp. (Coal)	32,524	980,924
PPG Industries, Inc. (Chemicals)	20,068	880,985
Praxair, Inc. (Chemicals)	37,714	2,680,334
Reliance Steel & Aluminum Co. (Iron/Steel)	7,958	305,508
Rockwood Holdings, Inc.* (Chemicals)	6,228	91,178
Royal Gold, Inc. (Mining)	4,844	201,995
RPM, Inc. (Chemicals)	15,570	218,603
RTI International Metals, Inc.* (Mining)	2,768	48,911
Schulman (A.), Inc. (Chemicals)	2,768	41,824
Sensient Technologies Corp. (Chemicals)	5,882	132,757
Sigma-Aldrich Corp. (Chemicals)	12,802	634,467
Southern Copper Corp. (Mining)	25,950	530,418
Steel Dynamics, Inc. (Iron/Steel)	25,604	377,147
Stillwater Mining Co.* (Mining)	5,536	31,611
Terra Industries, Inc. (Chemicals)	12,110	293,304
The Dow Chemical Co. (Chemicals)	129,058	2,082,996
The Mosaic Co. (Chemicals)	17,992	797,046
Titanium Metals Corp. (Mining)	10,380	95,392
Tredegar Corp. (Miscellaneous Manufacturing)	3,114	41,478
United States Steel Corp. (Iron/Steel)	16,954	605,936
USEC, Inc.* (Mining)	13,494	71,788
Valspar Corp. (Chemicals)	11,418	257,248
W.R. Grace & Co.* (Chemicals)	7,266	89,880
Walter Energy, Inc. (Holding Companies-Diversified)	6,574	238,242
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,882	39,527
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,958	101,783

TOTAL COMMON STOCKS
(Cost $26,010,638)		33,432,004

See accompanying notes to the financial statements.
175

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $76,000 (Collateralized by $75,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $77,588)	$76,000	$76,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $22,000 (Collateralized by $21,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $22,503)	22,000	22,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $109,000 (Collateralized by $104,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $111,443)	109,000	109,000
UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,072)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $208,000)		208,000

TOTAL INVESTMENT SECURITIES
(Cost $26,218,638)—100.4%		33,640,004
Net other assets (liabilities)—(0.4)%		(141,176)

NET ASSETS—100.0%		$33,498,828

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Chemicals	51.8%
Coal	8.0%
Environmental Control	0.3%
Forest Products & Paper	2.5%
Holding Companies-Diversified	0.7%
Household Products/Wares	1.1%
Iron/Steel	11.8%
Metal Fabricate/Hardware	1.0%
Mining	22.5%
Miscellaneous Manufacturing	0.1%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
176

PROFUNDS VP ProFund VP Basic Materials
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$26,218,638

Securities, at value	33,432,004
Repurchase agreements, at value	208,000

Total Investment Securities, at value	33,640,004
Cash	80
Dividends and interest receivable	62,266
Receivable for capital shares issued	1,117
Prepaid expenses	290

Total Assets	33,703,757

Liabilities:
Payable for capital shares redeemed	129,341
Advisory fees payable	23,872
Management services fees payable	3,183
Administration fees payable	1,336
Administrative services fees payable	13,502
Distribution fees payable	10,686
Trustee fees payable	2
Transfer agency fees payable	2,126
Fund accounting fees payable	2,686
Compliance services fees payable	606
Other accrued expenses	17,589

Total Liabilities	204,929

Net Assets	$33,498,828

Net Assets consist of:
Capital	$59,238,825
Accumulated net investment income (loss)	420,131
Accumulated net realized gains (losses) on investments	(33,581,494)
Net unrealized appreciation (depreciation) on investments	7,421,366

Net Assets	$33,498,828

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,138,311

Net Asset Value (offering and redemption price per share)	$29.43

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$390,709
Interest	26

Total Investment Income	390,735

Expenses:
Advisory fees	107,498
Management services fees	14,333
Administration fees	6,022
Transfer agency fees	9,232
Administrative services fees	47,793
Distribution fees	35,833
Custody fees	3,848
Fund accounting fees	12,176
Trustee fees	201
Compliance services fees	217
Other fees	19,248

Total Gross Expenses before reductions	256,401
Less Expenses reduced by the Advisor	(19,525)

Total Net Expenses	236,876

Net Investment Income (Loss)	153,859

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,820,616)
Change in net unrealized appreciation/depreciation on investments	11,731,973

Net Realized and Unrealized Gains (Losses) on Investments	2,911,357

Change in Net Assets Resulting from Operations	$3,065,216

See accompanying notes to the financial statements.
177

PROFUNDS VP ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$153,859	$266,272
Net realized gains (losses) on investments	(8,820,616)	(13,813,582)
Change in net unrealized appreciation/depreciation on investments	11,731,973	(28,617,663)

Change in net assets resulting from operations	3,065,216	(42,164,973)

Distributions to Shareholders From:
Net investment income	—	(252,811)

Change in net assets resulting from distributions	—	(252,811)

Capital Transactions:
Proceeds from shares issued	44,508,138	207,429,810
Dividends reinvested	—	252,811
Value of shares redeemed	(38,710,652)	(260,659,972)

Change in net assets resulting from capital transactions	5,797,486	(52,977,351)

Change in net assets	8,862,702	(95,395,135)
Net Assets:
Beginning of period	24,636,126	120,031,261

End of period	$33,498,828	$24,636,126

Accumulated net investment income (loss)	$420,131	$266,272

Share Transactions:
Issued	1,589,295	4,156,195
Reinvested	—	5,604
Redeemed	(1,435,772)	(5,499,117)

Change in shares	153,523	(1,337,318)

See accompanying notes to the financial statements.
178

PROFUNDS VP ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$25.02		$51.69	$39.75	$34.55	$36.18	$33.74

Investment Activities:
Net investment income (loss)(a)	0.14		0.14	0.15	0.39	0.13	0.02
Net realized and unrealized gains (losses) on investments	4.27		(26.65)	12.03	4.94	0.59	3.40

Total income (loss) from investment activities	4.41		(26.51)	12.18	5.33	0.72	3.42

Distributions to Shareholders From:
Net investment income	—		(0.16)	(0.24)	(0.13)	(0.03)	(0.10)
Net realized gains on investments	—		—	—	—	(2.32)	(0.88)

Total distributions	—		(0.16)	(0.24)	(0.13)	(2.35)	(0.98)

Net Asset Value, End of Period	$29.43		$25.02	$51.69	$39.75	$34.55	$36.18

Total Return	17.63	%(b)	(51.42)%	30.71%	15.48%	2.44%	10.22%
Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.73%	1.71%	1.79%	1.91%	1.96%
Net expenses(c)	1.65%		1.63%	1.63%	1.74%	1.91%	1.96%
Net investment income (loss)(c)	1.07%		0.28%	0.33%	1.05%	0.36%	0.06%
Supplemental Data:
Net assets, end of period (000’s)	$33,499		$24,636	$120,031	$30,632	$34,750	$25,614
Portfolio turnover rate(d)	123	%(b)	191%	280%	378%	650%	783%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
179

PROFUNDS VP
ProFund VP Biotechnology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	86%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Amgen, Inc.	24.2%
Gilead Sciences, Inc.	21.3%
Biogen Idec, Inc.	4.6%
Genzyme Corp.	4.5%
Celgene Corp.	4.5%

Dow Jones U.S. Biotechnology Index - Composition
The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP ProFund VP Biotechnology	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks (86.0%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	2,268	$63,935
Affymetrix, Inc.* (Biotechnology)	4,212	24,977
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,860	199,843
Amgen, Inc.* (Biotechnology)	54,726	2,897,194
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	8,424	113,724
Biogen Idec, Inc.* (Biotechnology)	12,272	554,081
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,994	93,566
Celera Corp.* (Biotechnology)	4,860	37,082
Celgene Corp.* (Biotechnology)	11,240	537,722
Charles River Laboratories International, Inc.* (Biotechnology)	3,888	131,220
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,402	62,359
Dendreon Corp.* (Biotechnology)	6,804	169,079
Gen-Probe, Inc.* (Healthcare-Products)	3,078	132,292
Genzyme Corp.* (Biotechnology)	9,700	539,999
Gilead Sciences, Inc.* (Pharmaceuticals)	54,432	2,549,595
Illumina, Inc.* (Biotechnology)	7,452	290,181
Incyte Genomics, Inc.* (Biotechnology)	5,832	19,187
InterMune, Inc.* (Biotechnology)	2,268	34,474
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	5,508	90,882
Life Technologies Corp.* (Biotechnology)	10,368	432,553
Medarex, Inc.* (Pharmaceuticals)	7,614	63,577
Myriad Genetics, Inc.* (Biotechnology)	5,670	202,136
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	1,428	6,640
Nektar Therapeutics* (Biotechnology)	5,508	35,692
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,402	96,141
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,402	96,038
PDL BioPharma, Inc. (Biotechnology)	7,128	56,311
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,726	66,770
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,564	49,397
Techne Corp. (Healthcare-Products)	2,268	144,721
United Therapeutics Corp.* (Pharmaceuticals)	1,458	121,495
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,368	369,516

TOTAL COMMON STOCKS
(Cost $6,609,279)		10,282,379

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $20,000 (Collateralized by $20,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $20,499)	$20,000	20,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $5,000 (Collateralized by $5,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $5,358)	5,000	5,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $31,000 (Collateralized by $30,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $32,147)	31,000	31,000

TOTAL REPURCHASE AGREEMENTS
(Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES
(Cost $6,665,279)—86.5%		10,338,379
Net other assets (liabilities)—13.5%		1,619,374

NET ASSETS—100.0%		$11,957,753

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$1,699,490	$(510)

See accompanying notes to the financial statements.
180

PROFUNDS VP ProFund VP Biotechnology	Schedule of Portfolio Investments June 30, 2009
(unaudited)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Biotechnology	56.1%
Healthcare-Products	2.3%
Pharmaceuticals	27.6%
Other**	14.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
181

PROFUNDS VP ProFund VP Biotechnology
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$6,665,279

Securities, at value	10,282,379
Repurchase agreements, at value	56,000

Total Investment Securities, at value	10,338,379
Cash	22
Receivable for capital shares issued	422,722
Receivable for investments sold	1,664,597
Prepaid expenses	89

Total Assets	12,425,809

Liabilities:
Payable for investments purchased	442,239
Unrealized loss on swap agreements	510
Advisory fees payable	6,232
Management services fees payable	831
Administration fees payable	378
Administrative services fees payable	3,401
Distribution fees payable	2,433
Trustee fees payable	1
Transfer agency fees payable	601
Fund accounting fees payable	759
Compliance services fees payable	367
Other accrued expenses	10,304

Total Liabilities	468,056

Net Assets	$11,957,753

Net Assets consist of:
Capital	$27,081,764
Accumulated net investment income (loss)	(123,386)
Accumulated net realized gains (losses) on investments	(18,673,215)
Net unrealized appreciation (depreciation) on investments	3,672,590

Net Assets	$11,957,753

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	574,233

Net Asset Value (offering and redemption price per share)	$20.82

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$4,983
Interest	26

Total Investment Income	5,009

Expenses:
Advisory fees	58,633
Management services fees	7,818
Administration fees	3,484
Transfer agency fees	5,436
Administrative services fees	27,333
Distribution fees	19,544
Custody fees	3,014
Fund accounting fees	7,235
Trustee fees	130
Compliance services fees	176
Other fees	10,261

Total Gross Expenses before reductions	143,064
Less Expenses reduced by the Advisor	(14,669)

Total Net Expenses	128,395

Net Investment Income (Loss)	(123,386)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	65,039
Net realized gains (losses) on swap agreements	(2,424)
Change in net unrealized appreciation/depreciation on investments	(971,264)

Net Realized and Unrealized Gains (Losses) on Investments	(908,649)

Change in Net Assets Resulting from Operations	$(1,032,035)

See accompanying notes to the financial statements.
182

PROFUNDS VP ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(123,386)	$(270,614)
Net realized gains (losses) on investments	62,615	(3,833,574)
Change in net unrealized appreciation/depreciation on investments	(971,264)	969,886

Change in net assets resulting from operations	(1,032,035)	(3,134,302)

Capital Transactions:
Proceeds from shares issued	14,837,895	78,321,949
Dividends reinvested	—	—
Value of shares redeemed	(24,169,146)	(69,542,926)

Change in net assets resulting from capital transactions	(9,331,251)	8,779,023

Change in net assets	(10,363,286)	5,644,721
Net Assets:
Beginning of period	22,321,039	16,676,318

End of period	$11,957,753	$22,321,039

Accumulated net investment income (loss)	$(123,386)	$—

Share Transactions:
Issued	720,121	3,491,635
Reinvested	—	—
Redeemed	(1,209,828)	(3,237,237)

Change in shares	(489,707)	254,398

See accompanying notes to the financial statements.
183

PROFUNDS VP ProFund VP Biotechnology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$20.98		$20.60	$20.83	$21.73	$19.18	$21.96

Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.34)	(0.34)	(0.37)	(0.38)	(0.41)
Net realized and unrealized gains (losses) on investments	—	(b)	0.72 (c)	0.11	(0.53)	4.06	2.25

Total income (loss) from investment activities	(0.16)		0.38	(0.23)	(0.90)	3.68	1.84

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	(1.13)	(4.62)

Net Asset Value, End of Period	$20.82		$20.98	$20.60	$20.83	$21.73	$19.18

Total Return	(0.76	)%(d)	1.84%	(1.15)%	(4.10)%	19.24%	9.73%
Ratios to Average Net Assets:
Gross expenses(e)	1.83%		1.75%	1.76%	1.84%	1.92%	1.98%
Net expenses(e)	1.64%		1.63%	1.63%	1.78%	1.92%	1.98%
Net investment income (loss)(e)	(1.58)%		(1.55)%	(1.61)%	(1.75)%	(1.90)%	(1.88)%
Supplemental Data:
Net assets, end of period (000’s)	$11,958		$22,321	$16,676	$12,426	$25,092	$24,832
Portfolio turnover rate(f)	153	%(d)	429%	486%	397%	809%	788%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
184

PROFUNDS VP
ProFund VP Consumer Goods

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Procter & Gamble Co.	15.3%
Coca-Cola Co.	10.4%
PepsiCo, Inc.	8.8%
Philip Morris International, Inc.	8.7%
Monsanto Co.	4.1%

Dow Jones U.S. Consumer Goods
Index - Composition
% of Index

Beverages	22%
Food Producers	21%
Household Goods	21%
Tobacco	14%
Personal Goods	12%
Automobiles and Parts	6%
Leisure Goods	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2009
(unaudited)

Common Stocks (100.0%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	4,118	$52,010
Alberto-Culver Co. (Cosmetics/Personal Care)	639	16,250
Altria Group, Inc. (Agriculture)	14,768	242,048
Archer-Daniels-Midland Co. (Agriculture)	4,189	112,140
Avon Products, Inc. (Cosmetics/Personal Care)	3,053	78,706
Black & Decker Corp. (Hand/Machine Tools)	426	12,209
BorgWarner, Inc. (Auto Parts & Equipment)	852	29,079
Briggs & Stratton Corp. (Machinery-Diversified)	355	4,736
Brown-Forman Corp. (Beverages)	639	27,464
Brunswick Corp. (Leisure Time)	639	2,760
Bunge, Ltd. (Agriculture)	852	51,333
Callaway Golf Co. (Leisure Time)	497	2,520
Campbell Soup Co. (Food)	1,562	45,954
Carter’s, Inc.* (Apparel)	426	10,484
Centex Corp. (Home Builders)	852	7,208
Central European Distribution Corp.* (Distribution/Wholesale)	284	7,546
Chattem, Inc.* (Cosmetics/Personal Care)	142	9,670
Chiquita Brands International, Inc.* (Food)	284	2,914
Church & Dwight, Inc. (Household Products/Wares)	497	26,992
Clorox Co. (Household Products/Wares)	994	55,495
Coach, Inc. (Apparel)	2,272	61,071
Coca-Cola Co. (Beverages)	15,265	732,567
Coca-Cola Enterprises, Inc. (Beverages)	2,272	37,829
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,621	256,150
ConAgra Foods, Inc. (Food)	3,195	60,897
Constellation Brands, Inc.* (Beverages)	1,420	18,006
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	426	4,226
Corn Products International, Inc. (Food)	497	13,315
D.R. Horton, Inc. (Home Builders)	1,988	18,608
Darling International, Inc.* (Environmental Control)	568	3,749
Dean Foods Co.* (Food)	1,278	24,525
Deckers Outdoor Corp.* (Apparel)	71	4,989
Del Monte Foods Co. (Food)	1,420	13,320
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,704	36,108
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,846	5,464
Electronic Arts, Inc.* (Software)	2,343	50,890
Energizer Holdings, Inc.* (Electrical Components & Equipment)	497	25,963
Ethan Allen Interiors, Inc. (Home Furnishings)	213	2,207
Flowers Foods, Inc. (Food)	639	13,956
Ford Motor Co.* (Auto Manufacturers)	22,578	137,048
Fossil, Inc.* (Household Products/Wares)	355	8,548
Fresh Del Monte Produce, Inc.* (Food)	284	4,618
Garmin, Ltd. (Electronics)	852	20,295
General Mills, Inc. (Food)	2,201	123,300
Gentex Corp. (Electronics)	994	11,530
Genuine Parts Co. (Distribution/Wholesale)	1,136	38,124
Green Mountain Coffee Roasters, Inc.* (Beverages)	213	12,593
Hanesbrands, Inc.* (Apparel)	639	9,591
Hansen Natural Corp.* (Beverages)	497	15,318
Harley-Davidson, Inc. (Leisure Time)	1,704	27,622
Harman International Industries, Inc. (Home Furnishings)	426	8,009
Hasbro, Inc. (Toys/Games/Hobbies)	923	22,374
Heinz (H.J.) Co. (Food)	2,272	81,110
Herbalife, Ltd. (Pharmaceuticals)	426	13,436
Herman Miller, Inc. (Office Furnishings)	355	5,446
HNI Corp. (Office Furnishings)	213	3,847
Hormel Foods Corp. (Food)	497	17,166
Interface, Inc.—Class A (Office Furnishings)	426	2,641
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	213	2,733
Jarden Corp.* (Household Products/Wares)	639	11,981
JM Smucker Co. (Food)	852	41,458
Johnson Controls, Inc. (Auto Parts & Equipment)	4,260	92,527
Jones Apparel Group, Inc. (Apparel)	639	6,856
KB Home (Home Builders)	568	7,770
Kellogg Co. (Food)	1,704	79,355
Kimberly-Clark Corp. (Household Products/Wares)	2,982	156,346
Kraft Foods, Inc. (Food)	9,656	244,683
Lancaster Colony Corp. (Miscellaneous Manufacturing)	142	6,258
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,136	17,301
Lennar Corp.—Class A (Home Builders)	923	8,944
Liz Claiborne, Inc. (Apparel)	710	2,045
LKQ Corp.* (Distribution/Wholesale)	994	16,351
Lorillard, Inc. (Agriculture)	1,207	81,798
M.D.C. Holdings, Inc. (Home Builders)	284	8,551
Martek Biosciences Corp. (Biotechnology)	213	4,505
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	355	12,634
Mattel, Inc. (Toys/Games/Hobbies)	2,627	42,163
McCormick & Co., Inc. (Food)	781	25,406

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Mead Johnson Nutrition Co.—Class A* (Pharmaceuticals)	213	$6,767
Mohawk Industries, Inc.* (Textiles)	426	15,200
Molson Coors Brewing Co.—Class B (Beverages)	1,136	48,087
Monsanto Co. (Agriculture)	3,905	290,298
NBTY, Inc.* (Pharmaceuticals)	426	11,979
Newell Rubbermaid, Inc. (Housewares)	1,988	20,695
NIKE, Inc.—Class B (Apparel)	1,917	99,262
Nu Skin Enterprises, Inc. (Retail)	355	5,431
Nutri/System, Inc. (Commercial Services)	213	3,089
NVR, Inc.* (Home Builders)	71	35,670
PepsiAmericas, Inc. (Beverages)	426	11,421
PepsiCo, Inc. (Beverages)	11,218	616,541
Philip Morris International, Inc. (Commercial Services)	14,058	613,210
Phillips-Van Heusen Corp. (Apparel)	355	10,185
Polaris Industries, Inc. (Leisure Time)	213	6,842
Pool Corp. (Distribution/Wholesale)	355	5,879
Procter & Gamble Co. (Cosmetics/Personal Care)	21,016	1,073,918
Pulte Homes, Inc. (Home Builders)	1,562	13,792
Quiksilver, Inc.* (Apparel)	923	1,708
Ralcorp Holdings, Inc.* (Food)	426	25,952
Reynolds American, Inc. (Agriculture)	1,207	46,614
Sara Lee Corp. (Food)	4,757	46,428
Smithfield Foods, Inc.* (Food)	994	13,886
Snap-on, Inc. (Hand/Machine Tools)	426	12,243
Steelcase, Inc.—Class A (Office Furnishings)	497	2,893
Take-Two Interactive Software, Inc. (Software)	568	5,379
Tempur-Pedic International, Inc. (Home Furnishings)	497	6,496
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	781	25,515
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,704	19,187
The Hain Celestial Group, Inc.* (Food)	284	4,433
The Hershey Co. (Food)	1,136	40,896
The Pepsi Bottling Group, Inc. (Beverages)	1,065	36,040
The Ryland Group, Inc. (Home Builders)	284	4,771
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	284	9,954
The Stanley Works (Hand/Machine Tools)	568	19,221
The Timberland Co.—Class A* (Apparel)	355	4,711
The Warnaco Group, Inc.* (Apparel)	355	11,502
Thor Industries, Inc. (Home Builders)	284	5,217
THQ, Inc.* (Software)	497	3,559
TiVo, Inc.* (Home Furnishings)	710	7,441
Toll Brothers, Inc.* (Home Builders)	923	15,663
Tootsie Roll Industries, Inc. (Food)	142	3,222
TreeHouse Foods, Inc.* (Food)	213	6,128
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	355	4,011
Tupperware Corp. (Household Products/Wares)	426	11,085
Tyson Foods, Inc.—Class A (Food)	2,201	27,755
Under Armour, Inc.—Class A* (Retail)	284	6,356
Universal Corp. (Agriculture)	213	7,052
V.F. Corp. (Apparel)	639	35,369
WABCO Holdings, Inc. (Auto Parts & Equipment)	426	7,540
WD-40 Co. (Household Products/Wares)	142	4,118
Whirlpool Corp. (Home Furnishings)	497	21,152
Wolverine World Wide, Inc. (Apparel)	355	7,831

TOTAL COMMON STOCKS
(Cost $5,522,809)		7,013,233

Repurchase Agreements (0.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $6,000 (Collateralized by $6,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $6,150)	$ 6,000	6,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $2,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $2,143)	2,000	2,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $11,000 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $11,787)	11,000	11,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES
(Cost $5,541,809)—100.3%		7,032,233
Net other assets (liabilities)—(0.3)%		(18,509)

NET ASSETS—100.0%		$7,013,724

*	Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Agriculture	11.8%
Apparel	3.7%
Auto Manufacturers	1.9%
Auto Parts & Equipment	2.3%
Beverages	22.7%
Biotechnology	0.1%
Commercial Services	8.7%
Cosmetics/Personal Care	20.7%
Distribution/Wholesale	0.9%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Environmental Control	0.1%
Food	13.9%
Hand/Machine Tools	0.7%
Home Builders	1.8%
Home Furnishings	0.6%
Household Products/Wares	4.1%
Housewares	0.3%
Leisure Time	0.5%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.4%
Office Furnishings	0.2%
Pharmaceuticals	0.5%
Retail	0.2%
Software	1.6%
Textiles	0.2%
Toys/Games/Hobbies	1.1%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$5,541,809

Securities, at value	7,013,233
Repurchase agreements, at value	19,000

Total Investment Securities, at value	7,032,233
Cash	358
Dividends and interest receivable	31,679
Prepaid expenses	54

Total Assets	7,064,324

Liabilities:
Payable for investments purchased	284
Payable for capital shares redeemed	34,916
Advisory fees payable	3,495
Management services fees payable	466
Administration fees payable	244
Administrative services fees payable	2,237
Distribution fees payable	1,598
Transfer agency fees payable	388
Fund accounting fees payable	490
Compliance services fees payable	191
Other accrued expenses	6,291

Total Liabilities	50,600

Net Assets	$7,013,724

Net Assets consist of:
Capital	$11,300,848
Accumulated net investment income (loss)	162,308
Accumulated net realized gains (losses) on investments	(5,939,856)
Net unrealized appreciation (depreciation) on investments	1,490,424

Net Assets	$7,013,724

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	280,770

Net Asset Value (offering and redemption price per share)	$24.98

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$144,440
Interest	7

Total Investment Income	144,447

Expenses:
Advisory fees	32,236
Management services fees	4,298
Administration fees	1,803
Transfer agency fees	2,816
Administrative services fees	15,035
Distribution fees	10,745
Custody fees	5,810
Fund accounting fees	4,230
Trustee fees	65
Compliance services fees	44
Other fees	5,519

Total Gross Expenses before reductions	82,601
Less Expenses reduced by the Advisor	(11,949)

Total Net Expenses	70,652

Net Investment Income (Loss)	73,795

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,252,491)
Change in net unrealized appreciation/depreciation on investments	490,141

Net Realized and Unrealized Gains (Losses) on Investments	(762,350)

Change in Net Assets Resulting from Operations	$(688,555)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$73,795	$88,513
Net realized gains (losses) on investments	(1,252,491)	(2,948,532)
Change in net unrealized appreciation/depreciation on investments	490,141	(1,502,972)

Change in net assets resulting from operations	(688,555)	(4,362,991)

Distributions to Shareholders From:
Net investment income	—	(114,705)
Net realized gains on investments	—	(387,522)

Change in net assets resulting from distributions	—	(502,227)

Capital Transactions:
Proceeds from shares issued	14,227,736	54,847,991
Dividends reinvested	—	502,227
Value of shares redeemed	(15,388,200)	(71,755,658)

Change in net assets resulting from capital transactions	(1,160,464)	(16,405,440)

Change in net assets	(1,849,019)	(21,270,658)
Net Assets:
Beginning of period	8,862,743	30,133,401

End of period	$7,013,724	$8,862,743

Accumulated net investment income (loss)	$162,308	$88,513

Share Transactions:
Issued	591,665	1,769,817
Reinvested	—	16,222
Redeemed	(671,027)	(2,274,725)

Change in shares	(79,362)	(488,686)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$24.61		$35.50	$33.48	$29.75	$30.00	$29.53

Investment Activities:
Net investment income (loss)(a)	0.20		0.27	0.25	0.31	0.04	0.07
Net realized and unrealized gains (losses) on investments	0.17	(b)	(9.39)	2.28	3.44	(0.15)	2.54

Total income (loss) from investment activities	0.37		(9.12)	2.53	3.75	(0.11)	2.61

Distributions to Shareholders From:
Net investment income	—		(0.40)	(0.51)	(0.02)	(0.14)	(0.03)
Net realized gains on investments	—		(1.37)	—	—	—	(2.11)

Total distributions	—		(1.77)	(0.51)	(0.02)	(0.14)	(2.14)

Net Asset Value, End of Period	$24.98		$24.61	$35.50	$33.48	$29.75	$30.00

Total Return	1.50	%(c)	(26.71)%	7.60%	12.62%	(0.37)%	9.26%

Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.94%	1.82%	1.87%	2.08%	1.99%
Net expenses(d)	1.64%		1.63%	1.63%	1.69%	1.98%	1.98%
Net investment income (loss)(d)	1.72%		0.88%	0.73%	0.99%	0.13%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$7,014		$8,863	$30,133	$18,573	$6,913	$9,970
Portfolio turnover rate(e)	153	%(c)	445%	437%	377%	870%	1,547%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	10.1%
McDonald’s Corp.	6.0%
CVS Corp.	4.3%
Comcast Corp.—Special Class A	3.9%
Walt Disney Co.	3.8%

Dow Jones U.S. Consumer Services
Index - Composition
% of Index

General Retailers	45%
Media	24%
Travel and Leisure	17%
Food and Drug Retailers	14%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2009
(unaudited)

Common Stocks (100.8%)
	Shares	Value

99 Cents Only Stores* (Retail)	64	$869
Aaron’s, Inc. (Commercial Services)	96	2,863
Abercrombie & Fitch Co.—Class A (Retail)	192	4,875
Advance Auto Parts, Inc. (Retail)	192	7,966
Aeropostale, Inc.* (Retail)	128	4,387
Alaska Air Group, Inc.* (Airlines)	64	1,169
Amazon.com, Inc.* (Internet)	640	53,542
American Eagle Outfitters, Inc. (Retail)	384	5,441
AmerisourceBergen Corp. (Pharmaceuticals)	640	11,354
AMR Corp.* (Airlines)	608	2,444
AnnTaylor Stores Corp.* (Retail)	128	1,021
Apollo Group, Inc.—Class A* (Commercial Services)	288	20,483
Arbitron, Inc. (Commercial Services)	64	1,017
Ascent Media Corp.—Class A* (Entertainment)	32	851
AutoNation, Inc.* (Retail)	160	2,776
AutoZone, Inc.* (Retail)	64	9,671
Avid Technology, Inc.* (Software)	64	858
Bally Technologies, Inc.* (Entertainment)	128	3,830
Barnes & Noble, Inc. (Retail)	96	1,980
Bed Bath & Beyond, Inc.* (Retail)	544	16,728
Best Buy Co., Inc. (Retail)	704	23,577
Big Lots, Inc.* (Retail)	160	3,365
BJ’s Wholesale Club, Inc.* (Retail)	128	4,125
Bob Evans Farms, Inc. (Retail)	64	1,839
Boyd Gaming Corp.* (Lodging)	128	1,088
Brinker International, Inc. (Retail)	224	3,815
Brown Shoe Co., Inc. (Retail)	96	695
Burger King Holdings, Inc. (Retail)	192	3,316
Cablevision Systems Corp.—Class A (Media)	512	9,938
Cardinal Health, Inc. (Pharmaceuticals)	768	23,462
Career Education Corp.* (Commercial Services)	192	4,779
Carmax, Inc.* (Retail)	416	6,115
Carnival Corp.—Class A (Leisure Time)	896	23,090
Casey’s General Stores, Inc. (Retail)	96	2,466
CBS Corp.—Class B (Media)	1,248	8,636
CEC Entertainment, Inc.* (Retail)	64	1,887
Cheesecake Factory, Inc.* (Retail)	128	2,214
Chemed Corp. (Commercial Services)	32	1,263
Chico’s FAS, Inc.* (Retail)	384	3,736
Chipotle Mexican Grill, Inc.—Class A* (Retail)	32	2,560
Chipotle Mexican Grill, Inc.—Class B* (Retail)	32	2,233
Choice Hotels International, Inc. (Lodging)	64	1,703
Collective Brands, Inc.* (Retail)	128	1,865
Comcast Corp.—Special Class A (Media)	6,080	88,099
Continental Airlines, Inc.—Class B* (Airlines)	256	2,268
Copart, Inc.* (Retail)	160	5,547
Corinthian Colleges, Inc.* (Commercial Services)	160	2,709
Costco Wholesale Corp. (Retail)	928	42,410
Cracker Barrel Old Country Store, Inc. (Retail)	32	893
CTC Media, Inc.* (Media)	96	1,135
CVS Corp. (Retail)	3,040	96,885
Darden Restaurants, Inc. (Retail)	256	8,443
Delta Air Lines, Inc.* (Airlines)	1,632	9,449
DeVry, Inc. (Commercial Services)	128	6,405
Dick’s Sporting Goods, Inc.* (Retail)	192	3,302
Dillards, Inc.—Class A (Retail)	128	1,178
DIRECTV Group, Inc.* (Media)	960	23,722
Discovery Communications, Inc.—Class A* (Media)	288	6,494
Discovery Communications, Inc.—Class C* (Media)	288	5,913
DISH Network Corp.—Class A* (Media)	448	7,262
Dolby Laboratories, Inc.—Class A* (Electronics)	96	3,579
Dollar Tree, Inc.* (Retail)	192	8,083
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	160	4,414
Dress Barn, Inc.* (Retail)	96	1,373
Dun & Bradstreet Corp. (Software)	128	10,395
eBay, Inc.* (Internet)	2,336	40,016
Expedia, Inc.* (Internet)	448	6,769
FactSet Research Systems, Inc. (Computers)	96	4,788
Family Dollar Stores, Inc. (Retail)	288	8,150
Foot Locker, Inc. (Retail)	320	3,350
Fred’s, Inc. (Retail)	64	806
GameStop Corp.—Class A* (Retail)	352	7,748
Gannett Co., Inc. (Media)	480	1,714
Gaylord Entertainment Co.* (Lodging)	64	813
Genesco, Inc.* (Retail)	32	602
Group 1 Automotive, Inc. (Retail)	64	1,665
GUESS?, Inc. (Apparel)	128	3,300
H & R Block, Inc. (Commercial Services)	704	12,130
Harte-Hanks, Inc. (Advertising)	96	888
Hertz Global Holdings, Inc.* (Commercial Services)	384	3,068
Hillenbrand, Inc. (Commercial Services)	128	2,130

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Home Depot, Inc. (Retail)	3,584	$84,690
HSN, Inc.* (Retail)	96	1,015
IHS, Inc.—Class A* (Computers)	96	4,788
Interactive Data Corp. (Commercial Services)	64	1,481
International Game Technology (Entertainment)	640	10,176
International Speedway Corp. (Entertainment)	64	1,639
Interpublic Group of Cos., Inc.* (Advertising)	1,024	5,171
Interval Leisure Group, Inc.* (Leisure Time)	96	895
ITT Educational Services, Inc.* (Commercial Services)	96	9,663
J. Crew Group, Inc.* (Retail)	96	2,594
J.C. Penney Co., Inc. (Retail)	416	11,943
Jack in the Box, Inc.* (Retail)	128	2,874
JetBlue Airways Corp.* (Airlines)	544	2,323
John Wiley & Sons, Inc. (Media)	96	3,192
Kohls Corp.* (Retail)	608	25,992
Kroger Co. (Food)	1,280	28,224
Lamar Advertising Co.* (Advertising)	128	1,955
Las Vegas Sands Corp.* (Lodging)	928	7,294
Liberty Global, Inc.—Class A* (Media)	288	4,576
Liberty Global, Inc.-Series C* (Media)	288	4,553
Liberty Media Corp.-Entertainment Series A* (Media)	1,056	28,248
Liberty Media Holding Corp.-Capital Series A* (Media)	192	2,604
Liberty Media Holding Corp.-Interactive Series A* (Internet)	1,184	5,932
Life Time Fitness, Inc.* (Leisure Time)	96	1,921
Limited, Inc. (Retail)	576	6,895
Live Nation, Inc.* (Commercial Services)	192	933
Lowe’s Cos., Inc. (Retail)	3,104	60,249
Macy’s, Inc. (Retail)	896	10,537
Marriott International, Inc.—Class A (Lodging)	642	14,169
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	64	1,992
McDonald’s Corp. (Retail)	2,368	136,136
McGraw-Hill Cos., Inc. (Media)	672	20,234
McKesson Corp. (Commercial Services)	576	25,344
Meredith Corp. (Media)	64	1,635
MGM Grand, Inc.* (Commercial Services)	512	3,272
Morningstar, Inc.* (Commercial Services)	32	1,319
Netflix, Inc.* (Internet)	96	3,969
News Corp.—Class A (Media)	4,768	43,437
Nordstrom, Inc. (Retail)	352	7,001
O’Reilly Automotive, Inc.* (Retail)	288	10,967
Office Depot, Inc.* (Retail)	576	2,627
OfficeMax, Inc. (Retail)	160	1,005
Omnicare, Inc. (Pharmaceuticals)	256	6,595
Omnicom Group, Inc. (Advertising)	672	21,222
Orient-Express Hotels, Ltd.—Class A (Lodging)	160	1,358
P.F. Chang’s China Bistro, Inc.* (Retail)	32	1,026
Panera Bread Co.—Class A* (Retail)	64	3,191
Papa John’s International, Inc.* (Retail)	32	793
Penn National Gaming* (Entertainment)	128	3,726
PetSmart, Inc. (Retail)	256	5,494
Pinnacle Entertainment, Inc.* (Entertainment)	128	1,189
Polo Ralph Lauren Corp. (Apparel)	128	6,853
Pre-Paid Legal Services, Inc.* (Commercial Services)	32	1,395
Priceline.com, Inc.* (Internet)	96	10,709
RadioShack Corp. (Retail)	256	3,574
Regal Entertainment Group—Class A (Entertainment)	160	2,126
Regis Corp. (Retail)	96	1,671
Rent-A-Center, Inc.* (Commercial Services)	128	2,282
Rite Aid Corp.* (Retail)	1,280	1,933
Rollins, Inc. (Commercial Services)	96	1,662
Ross Stores, Inc. (Retail)	256	9,882
Royal Caribbean Cruises, Ltd.* (Leisure Time)	288	3,900
Ruddick Corp. (Food)	96	2,249
Safeway, Inc. (Food)	896	18,252
Saks, Inc.* (Retail)	256	1,134
Sally Beauty Holdings, Inc.* (Retail)	192	1,221
Scholastic Corp. (Media)	64	1,267
Scientific Games Corp.—Class A* (Entertainment)	160	2,523
Scripps Networks Interactive—Class A (Entertainment)	192	5,343
Sears Holdings Corp.* (Retail)	128	8,515
Service Corp. International (Commercial Services)	544	2,981
Signet Jewelers, Ltd. (Retail)	192	3,997
SkyWest, Inc. (Airlines)	128	1,306
Sonic Corp.* (Retail)	128	1,284
Sotheby’s (Commercial Services)	128	1,806
Southwest Airlines Co. (Airlines)	1,568	10,553
Staples, Inc. (Retail)	1,504	30,336
Starbucks Corp.* (Retail)	1,536	21,335
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	352	7,814
Stewart Enterprises, Inc.—Class A (Commercial Services)	160	771
Strayer Education, Inc. (Commercial Services)	32	6,980
SuperValu, Inc. (Food)	480	6,216
Sysco Corp. (Food)	1,248	28,055
Target Corp. (Retail)	1,440	56,837
The Buckle, Inc. (Retail)	64	2,033
The Cato Corp.—Class A (Retail)	64	1,116
The Children’s Place Retail Stores, Inc.* (Retail)	64	1,692
The Gap, Inc. (Retail)	1,088	17,843
The Gymboree Corp.* (Apparel)	64	2,271
The Men’s Wearhouse, Inc. (Retail)	96	1,841
The New York Times Co.—Class A (Media)	256	1,411
The Pep Boys-Manny, Moe & Jack (Retail)	96	973
Ticketmaster Entertainment, Inc.* (Commercial Services)	96	616
Tiffany & Co. (Retail)	256	6,492
Time Warner Cable, Inc. (Media)	736	23,309
Time Warner, Inc. (Media)	2,528	63,680
TJX Cos., Inc. (Retail)	864	27,181
Tractor Supply Co.* (Retail)	64	2,644
UAL Corp.* (Airlines)	320	1,021
United Natural Foods, Inc.* (Food)	96	2,520
Urban Outfitters, Inc.* (Retail)	288	6,011
Vail Resorts, Inc.* (Entertainment)	64	1,716
ValueClick, Inc.* (Internet)	192	2,020
VCA Antech, Inc.* (Pharmaceuticals)	192	5,126
Viacom, Inc.—Class A* (Media)	32	767
Viacom, Inc.—Class B* (Media)	1,152	26,150
Wal-Mart Stores, Inc. (Retail)	4,736	229,412
Walgreen Co. (Retail)	2,112	62,093
Walt Disney Co. (Media)	3,680	85,854
Washington Post Co.—Class B (Media)	32	11,270
Weight Watchers International, Inc. (Commercial Services)	64	1,649
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	928	3,712
Whole Foods Market, Inc. (Food)	288	5,466
Williams Sonoma, Inc. (Retail)	192	2,279
WMS Industries, Inc.* (Leisure Time)	96	3,025
Wyndham Worldwide Corp. (Lodging)	384	4,654

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Wynn Resorts, Ltd.* (Lodging)	160	$5,648
YUM! Brands, Inc. (Retail)	992	33,073

TOTAL COMMON STOCKS
(Cost $1,746,334)		2,293,175

TOTAL INVESTMENT SECURITIES
(Cost $1,746,334)—100.8%		2,293,175
Net other assets (liabilities)—(0.8)%		(17,818)

NET ASSETS—100.0%		2,275,357

*	Non-income producing security

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	1.2%
Airlines	1.4%
Apparel	0.5%
Commercial Services	5.1%
Computers	0.4%
Electronics	0.2%
Entertainment	1.7%
Food	3.9%
Internet	5.6%
Leisure Time	1.4%
Lodging	1.9%
Media	21.0%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.0%
Retail	53.7%
Retail-Restaurants	0.2%
Software	0.5%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$1,746,334

Securities, at value	2,293,175

Total Investment Securities, at value	2,293,175
Dividends receivable	1,397
Receivable for investments sold	71,849
Receivable from Advisor	76
Prepaid expenses	16

Total Assets	2,366,513

Liabilities:
Cash overdraft	30,681
Payable for investments purchased	31
Payable for capital shares redeemed	54,772
Administration fees payable	83
Administrative services fees payable	870
Distribution fees payable	670
Transfer agency fees payable	133
Fund accounting fees payable	168
Compliance services fees payable	45
Other accrued expenses	3,703

Total Liabilities	91,156

Net Assets	$2,275,357

Net Assets consist of:
Capital	$4,038,036
Accumulated net investment income (loss)	(422)
Accumulated net realized gains (losses) on investments	(2,309,098)
Net unrealized appreciation (depreciation) on investments	546,841

Net Assets	$2,275,357

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	108,007

Net Asset Value (offering and redemption price per share)	$21.07

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$18,611
Interest	7

Total Investment Income	18,618

Expenses:
Advisory fees	8,661
Management services fees	1,155
Administration fees	512
Transfer agency fees	792
Administrative services fees	3,952
Distribution fees	2,887
Custody fees	10,845
Fund accounting fees	1,851
Trustee fees	16
Compliance services fees	28
Other fees	1,542

Total Gross Expenses before reductions	32,241
Less Expenses reduced by the Advisor	(13,201)

Total Net Expenses	19,040

Net Investment Income (Loss)	(422)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(246,291)
Change in net unrealized appreciation/depreciation on investments	100,924

Net Realized and Unrealized Gains (Losses) on Investments	(145,367)

Change in Net Assets Resulting from Operations	$(145,789)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(422)	$(4,416)
Net realized gains (losses) on investments	(246,291)	(844,920)
Change in net unrealized appreciation/depreciation on investments	100,924	(354,416)

Change in net assets resulting from operations	(145,789)	(1,203,752)

Capital Transactions:
Proceeds from shares issued	6,623,737	28,285,035
Value of shares redeemed	(9,485,164)	(24,256,218)

Change in net assets resulting from capital transactions	(2,861,427)	4,028,817

Change in net assets	(3,007,216)	2,825,065
Net Assets:
Beginning of period	5,282,573	2,457,508

End of period	$2,275,357	$5,282,573

Accumulated net investment income (loss)	$(422)	$—

Share Transactions:
Issued	326,944	1,092,249
Redeemed	(480,953)	(913,880)

Change in shares	(154,009)	178,369

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$20.16		$29.38	$32.02	$28.59	$29.99	$27.87

Investment Activities:
Net investment income (loss)(a)	—	(b)	(0.04)	(0.23)	(0.17)	(0.35)	(0.29)
Net realized and unrealized gains (losses) on investments	0.91	(c)	(9.18)	(2.41)	3.60	(1.05)	2.41

Total income (loss) from investment activities	0.91		(9.22)	(2.64)	3.43	(1.40)	2.12

Net Asset Value, End of Period	$21.07		$20.16	$29.38	$32.02	$28.59	$29.99

Total Return	4.51	%(d)	(31.38)%	(8.24)%	12.00%	(4.67)%	7.61%

Ratios to Average Net Assets:
Gross expenses(e)	2.79%		2.51%	2.07%	2.19%	2.48%	2.20%
Net expenses(e)	1.65%		1.63%	1.63%	1.70%	1.98%	1.98%
Net investment income (loss)(e)	(0.04)%		(0.17)%	(0.70)%	(0.57)%	(1.22)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$2,275		$5,283	$2,458	$6,499	$3,521	$11,878
Portfolio turnover rate(f)	263	%(d)	983%	618%	579%	1,219%	1,256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	9.5%
Wells Fargo & Co.	8.2%
Bank of America Corp.	7.5%
The Goldman Sachs Group, Inc.	4.7%
Bank of New York Mellon Corp.	2.6%

Dow Jones U.S. Financials
Index - Composition
% of Index

Banks	38%
General Financial	30%
Nonlife Insurance	14%
Real Estate Investment Trusts	12%
Life Insurance	5%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks (101.4%)
	Shares	Value

Ace, Ltd. (Insurance)	5,412	$239,373
Affiliated Managers Group, Inc.* (Diversified Financial Services)	492	28,629
AFLAC, Inc. (Insurance)	7,380	229,444
Alexandria Real Estate Equities, Inc. (REIT)	492	17,609
Allied World Assurance Holdings, Ltd. (Insurance)	492	20,088
Allstate Corp. (Insurance)	8,364	204,082
AMB Property Corp. (REIT)	2,460	46,273
Ambac Financial Group, Inc. (Insurance)	4,920	4,526
American Campus Communities, Inc. (REIT)	984	21,825
American Express Co. (Diversified Financial Services)	16,728	388,759
American Financial Group, Inc. (Insurance)	1,476	31,852
American International Group, Inc. (Insurance)	37,884	43,945
American National Insurance Co. (Insurance)	492	37,185
AmeriCredit Corp.* (Diversified Financial Services)	984	13,333
Ameriprise Financial, Inc. (Diversified Financial Services)	3,936	95,527
Annaly Mortgage Management, Inc. (REIT)	8,856	134,080
AON Corp. (Insurance)	3,936	149,056
Apartment Investment and Management Co.—Class A (REIT)	1,968	17,417
Arch Capital Group, Ltd.* (Insurance)	984	57,643
Argo Group International Holdings, Ltd.* (Insurance)	492	13,884
Arthur J. Gallagher & Co. (Insurance)	1,476	31,498
Aspen Insurance Holdings, Ltd. (Insurance)	984	21,983
Associated Banc-Corp (Banks)	1,968	24,600
Assurant, Inc. (Insurance)	1,968	47,409
Assured Guaranty, Ltd. (Insurance)	984	12,182
Astoria Financial Corp. (Savings & Loans)	1,476	12,664
Avalonbay Communities, Inc. (REIT)	1,476	82,567
Axis Capital Holdings, Ltd. (Insurance)	2,460	64,403
BancorpSouth, Inc. (Banks)	1,476	30,302
Bank of America Corp. (Banks)	122,016	1,610,611
Bank of Hawaii Corp. (Banks)	984	35,257
Bank of New York Mellon Corp. (Banks)	19,188	562,400
BB&T Corp. (Banks)	10,332	227,097
BioMed Realty Trust, Inc. (REIT)	1,476	15,099
BlackRock, Inc.—Class A (Diversified Financial Services)	492	86,307
BOK Financial Corp. (Banks)	492	18,534
Boston Properties, Inc. (REIT)	1,968	93,874
Brandywine Realty Trust (REIT)	1,968	14,662
BRE Properties, Inc.—Class A (REIT)	984	23,380
Brookfield Properties Corp. (Real Estate)	3,444	27,449
Brown & Brown, Inc. (Insurance)	1,968	39,222
Camden Property Trust (REIT)	984	27,158
Capital One Financial Corp. (Diversified Financial Services)	7,380	161,474
CapitalSource, Inc. (Diversified Financial Services)	3,936	19,208
Capitol Federal Financial (Savings & Loans)	492	18,858
Cathay Bancorp, Inc. (Banks)	984	9,358
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,444	32,236
CBL & Associates Properties, Inc. (REIT)	1,968	10,608
Chimera Investment Corp. (REIT)	9,840	34,342
Chubb Corp. (Insurance)	5,412	215,831
Cincinnati Financial Corp. (Insurance)	2,460	54,981
CIT Group, Inc. (Diversified Financial Services)	6,396	13,751
Citigroup, Inc. (Diversified Financial Services)	82,656	245,488
City National Corp. (Banks)	492	18,120
CME Group, Inc. (Diversified Financial Services)	984	306,132
Colonial Properties Trust (REIT)	984	7,282
Comerica, Inc. (Banks)	2,460	52,029
Commerce Bancshares, Inc. (Banks)	984	31,321
Corporate Office Properties Trust (REIT)	984	28,861
Cousins Properties, Inc. (REIT)	492	4,182
Cullen/Frost Bankers, Inc. (Banks)	984	45,382
DCT Industrial Trust, Inc. (REIT)	2,952	12,044
Delphi Financial Group, Inc.—Class A (Insurance)	492	9,560
Developers Diversified Realty Corp. (REIT)	1,968	9,604
DiamondRock Hospitality Co. (REIT)	1,968	12,320
Digital Realty Trust, Inc. (REIT)	984	35,276
Discover Financial Services (Diversified Financial Services)	7,872	80,845
Douglas Emmett, Inc. (REIT)	1,968	17,692
Duke-Weeks Realty Corp. (REIT)	3,444	30,204
E* TRADE Financial Corp.* (Diversified Financial Services)	16,236	20,782
East West Bancorp, Inc. (Banks)	984	6,386
Eaton Vance Corp. (Diversified Financial Services)	1,968	52,644
Endurance Specialty Holdings, Ltd. (Insurance)	984	28,831
Entertainment Properties Trust (REIT)	492	10,135
Equifax, Inc. (Commercial Services)	1,968	51,365

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Equity Lifestyle Properties, Inc. (REIT)	492	$18,293
Equity Residential Properties Trust (REIT)	4,428	98,434
Erie Indemnity Co.—Class A (Insurance)	492	17,594
Essex Property Trust, Inc. (REIT)	492	30,617
Everest Re Group, Ltd. (Insurance)	984	70,425
F.N.B. Corp. (Banks)	1,476	9,136
Federal Realty Investment Trust (REIT)	984	50,696
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,476	35,557
Fidelity National Title Group, Inc.—Class A (Insurance)	3,936	53,254
Fifth Third Bancorp (Banks)	9,348	66,371
First American Financial Corp. (Insurance)	1,476	38,243
First BanCorp (Banks)	1,476	5,830
First Financial Bankshares, Inc. (Banks)	492	24,777
First Horizon National Corp.* (Banks)	3,444	41,328
First Midwest Bancorp, Inc. (Banks)	984	7,193
First Niagara Financial Group, Inc. (Savings & Loans)	2,460	28,093
FirstMerit Corp. (Banks)	1,487	25,249
Forest City Enterprises, Inc.—Class A (Real Estate)	1,968	12,989
Forestar Group, Inc.* (Real Estate)	492	5,845
Franklin Resources, Inc. (Diversified Financial Services)	2,460	177,145
Franklin Street Properties Corp. (REIT)	984	13,038
Fulton Financial Corp. (Banks)	2,952	15,380
Genworth Financial, Inc.—Class A (Diversified Financial Services)	6,888	48,147
Glacier Bancorp, Inc. (Banks)	984	14,534
GLG Partners, Inc. (Diversified Financial Services)	2,952	12,074
Hancock Holding Co. (Banks)	492	15,985
Hanover Insurance Group, Inc. (Insurance)	984	37,500
Hartford Financial Services Group, Inc. (Insurance)	5,412	64,240
Hatteras Financial Corp. (REIT)	492	14,066
HCC Insurance Holdings, Inc. (Insurance)	1,968	47,252
HCP, Inc. (REIT)	4,428	93,829
Health Care REIT, Inc. (REIT)	1,968	67,109
Healthcare Realty Trust, Inc. (REIT)	984	16,561
Highwoods Properties, Inc. (REIT)	984	22,012
Home Properties, Inc. (REIT)	492	16,777
Horace Mann Educators Corp. (Insurance)	492	4,905
Hospitality Properties Trust (REIT)	1,476	17,550
Host Marriott Corp. (REIT)	9,348	78,430
HRPT Properties Trust (REIT)	3,444	13,983
Hudson City Bancorp, Inc. (Savings & Loans)	7,872	104,619
Huntington Bancshares, Inc. (Banks)	8,856	37,018
IntercontinentalExchange, Inc.* (Diversified Financial Services)	984	112,412
International Bancshares Corp. (Banks)	984	10,145
Invesco, Ltd. (Diversified Financial Services)	6,396	113,977
Investment Technology Group, Inc.* (Diversified Financial Services)	492	10,032
IPC Holdings, Ltd. (Insurance)	984	26,903
J.P. Morgan Chase & Co. (Diversified Financial Services)	59,532	2,030,637
Janus Capital Group, Inc. (Diversified Financial Services)	2,460	28,044
Jefferies Group, Inc.* (Diversified Financial Services)	1,968	41,977
Jones Lang LaSalle, Inc. (Real Estate)	492	16,103
KBW, Inc.* (Diversified Financial Services)	492	14,150
KeyCorp (Banks)	11,316	59,296
Kilroy Realty Corp. (REIT)	492	10,106
Kimco Realty Corp. (REIT)	5,904	59,335
LaSalle Hotel Properties (REIT)	984	12,143
Lazard, Ltd.—Class A (Diversified Financial Services)	984	26,489
Legg Mason, Inc. (Diversified Financial Services)	2,460	59,975
Lexington Realty Trust (REIT)	1,476	5,018
Liberty Property Trust (REIT)	1,476	34,007
Lincoln National Corp. (Insurance)	3,936	67,739
Loews Corp. (Insurance)	5,904	161,770
M&T Bank Corp. (Banks)	984	50,115
Mack-Cali Realty Corp. (REIT)	984	22,435
Marsh & McLennan Cos., Inc. (Insurance)	8,364	168,367
Marshall & Ilsley Corp. (Banks)	3,936	18,893
MasterCard, Inc.—Class A (Software)	1,476	246,950
Max Capital Group, Ltd. (Insurance)	984	18,165
MB Financial, Inc. (Banks)	492	5,013
MBIA, Inc.* (Insurance)	2,460	10,652
Mercury General Corp. (Insurance)	492	16,448
MetLife, Inc. (Insurance)	9,348	280,534
MF Global, Ltd.* (Diversified Financial Services)	1,476	8,753
MFA Financial, Inc. (REIT)	3,444	23,832
MGIC Investment Corp. (Insurance)	1,968	8,659
Mid-America Apartment Communities, Inc. (REIT)	492	18,061
Montpelier Re Holdings, Ltd. (Insurance)	1,476	19,616
Moody’s Corp. (Commercial Services)	2,952	77,785
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,188	547,050
MSCI, Inc.—Class A* (Software)	1,476	36,073
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,460	52,423
National Financial Partners (Diversified Financial Services)	492	3,601
National Penn Bancshares, Inc. (Banks)	1,476	6,804
National Retail Properties, Inc. (REIT)	1,476	25,609
Nationwide Health Properties, Inc. (REIT)	1,476	37,992
New York Community Bancorp (Savings & Loans)	5,412	57,854
NewAlliance Bancshares, Inc. (Savings & Loans)	1,476	16,974
Northern Trust Corp. (Banks)	3,936	211,285
NYSE Euronext (Diversified Financial Services)	3,936	107,256
Old National Bancorp (Banks)	984	9,663
Old Republic International Corp. (Insurance)	3,444	33,923
OMEGA Healthcare Investors, Inc. (REIT)	1,476	22,908
optionsXpress Holdings, Inc. (Diversified Financial Services)	492	7,641
PacWest Bancorp (Banks)	492	6,475
PartnerRe, Ltd. (Insurance)	984	63,911
People’s United Financial, Inc. (Banks)	2,952	44,398
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	492	21,486
Platinum Underwriters Holdings, Ltd. (Insurance)	984	28,133
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,460	73,259
PNC Financial Services Group (Banks)	6,888	267,323
Popular, Inc. (Banks)	3,936	8,659
Post Properties, Inc. (REIT)	492	6,612
Potlatch Corp. (Forest Products & Paper)	492	11,951
Principal Financial Group, Inc. (Insurance)	4,428	83,424
PrivateBancorp, Inc. (Banks)	492	10,942
ProAssurance Corp.* (Insurance)	492	22,735
Progressive Corp.* (Insurance)	10,332	156,117
ProLogis (REIT)	6,888	55,517
Prosperity Bancshares, Inc. (Banks)	492	14,676
Protective Life Corp. (Insurance)	1,476	16,885
Provident Financial Services, Inc. (Savings & Loans)	984	8,954
Prudential Financial, Inc. (Insurance)	6,888	256,371
Public Storage, Inc. (REIT)	1,968	128,865
Raymond James Financial Corp. (Diversified Financial Services)	1,476	25,402
Rayonier, Inc. (Forest Products & Paper)	1,476	53,653
Realty Income Corp. (REIT)	1,476	32,354
Redwood Trust, Inc. (REIT)	984	14,524

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Regency Centers Corp. (REIT)	1,476	$51,527
Regions Financial Corp. (Banks)	17,712	71,556
Reinsurance Group of America, Inc. (Insurance)	984	34,351
RenaissanceRe Holdings (Insurance)	984	45,795
RLI Corp. (Insurance)	492	22,042
SEI Investments Co. (Software)	2,460	44,378
Selective Insurance Group, Inc. (Insurance)	984	12,566
Senior Housing Properties Trust (REIT)	1,968	32,118
Simon Property Group, Inc. (REIT)	4,470	229,892
SL Green Realty Corp. (REIT)	984	22,573
SLM Corp.* (Diversified Financial Services)	7,380	75,793
St. Joe Co.* (Real Estate)	1,476	39,099
StanCorp Financial Group, Inc. (Insurance)	984	28,221
State Street Corp. (Banks)	7,872	371,558
Sterling Bancshares, Inc. (Banks)	1,476	9,343
Stifel Financial Corp.* (Diversified Financial Services)	492	23,660
Sunstone Hotel Investors, Inc. (REIT)	984	5,264
SunTrust Banks, Inc. (Banks)	7,380	121,401
Susquehanna Bancshares, Inc. (Banks)	1,476	7,218
SVB Financial Group* (Banks)	492	13,392
SWS Group, Inc. (Diversified Financial Services)	492	6,873
Synovus Financial Corp. (Banks)	4,428	13,240
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,936	164,013
Tanger Factory Outlet Centers, Inc. (REIT)	492	15,956
Taubman Centers, Inc. (REIT)	984	26,430
TCF Financial Corp. (Banks)	1,968	26,312
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,444	60,408
TFS Financial Corp. (Savings & Loans)	1,476	15,675
The Charles Schwab Corp. (Diversified Financial Services)	15,252	267,520
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,888	1,015,567
The Macerich Co. (REIT)	1,522	26,802
The Travelers Companies, Inc. (Insurance)	9,348	383,642
Torchmark Corp. (Insurance)	1,476	54,671
Tower Group, Inc. (Insurance)	492	12,192
Transatlantic Holdings, Inc. (Insurance)	984	42,637
TrustCo Bank Corp. NY (Banks)	984	5,815
Trustmark Corp. (Banks)	984	19,011
U.S. Bancorp (Banks)	28,044	502,549
UDR, Inc. (REIT)	2,460	25,412
UMB Financial Corp. (Banks)	492	18,701
Umpqua Holdings Corp. (Banks)	984	7,636
United Bankshares, Inc. (Banks)	492	9,614
United Community Banks, Inc.* (Banks)	984	5,894
Unitrin, Inc. (Insurance)	492	5,914
UnumProvident Corp. (Insurance)	5,412	85,834
Validus Holdings, Ltd. (Insurance)	492	10,814
Valley National Bancorp (Banks)	2,460	28,782
Ventas, Inc. (REIT)	2,460	73,456
Visa, Inc.—Class A (Commercial Services)	7,380	459,479
Vornado Realty Trust (REIT)	2,460	110,774
W.R. Berkley Corp. (Insurance)	2,460	52,816
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,476	38,922
Washington Federal, Inc. (Savings & Loans)	1,476	19,188
Washington REIT (REIT)	984	22,012
Webster Financial Corp. (Banks)	984	7,921
Weingarten Realty Investors (REIT)	1,968	28,556
Wells Fargo & Co. (Banks)	72,324	1,754,580
Westamerica Bancorp (Banks)	492	24,408
Western Union Co. (Commercial Services)	11,316	185,582
Whitney Holding Corp. (Banks)	984	9,013
Willis Group Holdings, Ltd. (Insurance)	2,460	63,296
Wilmington Trust Corp. (Banks)	984	13,441
Wintrust Financial Corp. (Banks)	492	7,911
XL Capital, Ltd.—Class A (Insurance)	5,412	62,022
Zenith National Insurance Corp. (Insurance)	492	10,696
Zions Bancorp (Banks)	1,968	22,750

TOTAL COMMON STOCKS
(Cost $15,543,126)		21,733,100

TOTAL INVESTMENT SECURITIES
(Cost $15,543,126)—101.4%		21,733,100
Net other assets (liabilities)—(1.4)%		(294,263)

NET ASSETS—100.0%		$21,438,837

*	Non-income producing security

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June30, 2009:

Banks	30.7%
Commercial Services	3.6%
Diversified Financial Services	30.9%
Forest Products & Paper	0.7%
Insurance	20.3%
REIT	11.5%
Real Estate	0.7%
Savings & Loans	1.4%
Software	1.6%
Other**	(1.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$15,543,126

Securities, at value	21,733,100

Total Investment Securities, at value	21,733,100
Dividends receivable	31,400
Prepaid expenses	152

Total Assets	21,764,652

Liabilities:
Cash overdraft	137,682
Payable for capital shares redeemed	141,234
Advisory fees payable	10,376
Management services fees payable	1,384
Administration fees payable	726
Administrative services fees payable	7,603
Distribution fees payable	7,630
Trustee fees payable	1
Transfer agency fees payable	1,155
Fund accounting fees payable	1,459
Compliance services fees payable	372
Other accrued expenses	16,193

Total Liabilities	325,815

Net Assets	$21,438,837

Net Assets consist of:
Capital	$40,558,355
Accumulated net investment income (loss)	595,265
Accumulated net realized gains (losses) on investments	(25,904,757)
Net unrealized appreciation (depreciation) on investments	6,189,974

Net Assets	$21,438,837

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,432,502

Net Asset Value (offering and redemption price per share)	$14.97

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$249,931
Interest	16

Total Investment Income	249,947

Expenses:
Advisory fees	64,561
Management services fees	8,608
Administration fees	3,745
Transfer agency fees	5,769
Administrative services fees	25,007
Distribution fees	21,520
Custody fees	15,466
Fund accounting fees	8,432
Trustee fees	116
Compliance services fees	79
Other fees	12,839

Total Gross Expenses before reductions	166,142
Less Expenses reduced by the Advisor	(23,917)

Total Net Expenses	142,225

Net Investment Income (Loss)	107,722

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,426,226)
Change in net unrealized appreciation/depreciation on investments	6,267,632

Net Realized and Unrealized Gains (Losses) on Investments	(158,594)

Change in Net Assets Resulting from Operations	$(50,872)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$107,722	$487,543
Net realized gains (losses) on investments	(6,426,226)	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	6,267,632	(5,499,618)

Change in net assets resulting from operations	(50,872)	(18,647,576)

Distributions to Shareholders From:
Net investment income	—	(353,453)

Change in net assets resulting from distributions	—	(353,453)

Capital Transactions:
Proceeds from shares issued	35,913,342	142,001,893
Dividends reinvested	—	353,453
Value of shares redeemed	(37,021,199)	(125,655,579)

Change in net assets resulting from capital transactions	(1,107,857)	16,699,767

Change in net assets	(1,158,729)	(2,301,262)
Net Assets:
Beginning of period	22,597,566	24,898,828

End of period	$21,438,837	$22,597,566

Accumulated net investment income (loss)	$595,265	$487,543

Share Transactions:
Issued	2,840,208	5,559,039
Reinvested	—	14,480
Redeemed	(2,835,883)	(4,914,246)

Change in shares	4,325	659,273

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$15.82		$32.38	$40.64	$34.84	$33.80	$30.72

Investment Activities:
Net investment income (loss)(a)	0.08		0.46	0.41	0.34	0.27	0.20
Net realized and unrealized gains (losses) on investments	(0.93)		(16.72)	(8.11)	5.69	1.06	2.97

Total income (loss) from investment activities	(0.85)		(16.26)	(7.70)	6.03	1.33	3.17

Distributions to Shareholders From:
Net investment income	—		(0.30)	(0.56)	(0.23)	(0.29)	(0.09)

Net Asset Value, End of Period	$14.97		$15.82	$32.38	$40.64	$34.84	$33.80

Total Return	(5.37	)%(b)	(50.54)%	(19.11)%	17.35%	3.98%	10.34%

Ratios to Average Net Assets:
Gross expenses(c)	1.93%		1.85%	1.74%	1.76%	1.92%	1.92%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.92%	1.92%
Net investment income (loss)(c)	1.25%		1.90%	1.04%	0.90%	0.80%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$21,439		$22,598	$24,899	$49,610	$35,924	$30,767
Portfolio turnover rate(d)	191	%(b)	413%	216%	247%	316%	595%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.5%
Pfizer, Inc.	8.1%
Abbott Laboratories	5.8%
Wyeth	4.9%
Merck & Co., Inc.	4.7%

Dow Jones U.S. Health Care
Index - Composition
% of Index

Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	June 30, 2009
(unaudited)

Common Stocks (100.0%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	23,184	$1,090,575
Acorda Therapeutics, Inc.* (Biotechnology)	504	14,208
Aetna, Inc. (Healthcare-Services)	6,804	170,440
Affymetrix, Inc.* (Biotechnology)	1,008	5,977
Alcon, Inc. (Healthcare-Products)	1,260	146,311
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,260	51,811
Alkermes, Inc.* (Pharmaceuticals)	1,512	16,360
Allergan, Inc. (Pharmaceuticals)	4,536	215,823
Amedisys, Inc.* (Healthcare-Services)	504	16,642
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,008	15,926
AMERIGROUP Corp.* (Healthcare-Services)	756	20,299
Amgen, Inc.* (Biotechnology)	15,120	800,453
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,016	27,216
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	756	23,723
Bard (C.R.), Inc. (Healthcare-Products)	1,512	112,568
Baxter International, Inc. (Healthcare-Products)	9,072	480,453
Beckman Coulter, Inc. (Healthcare-Products)	1,008	57,597
Becton, Dickinson & Co. (Healthcare-Products)	3,528	251,582
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	252	19,021
Biogen Idec, Inc.* (Biotechnology)	4,284	193,423
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,512	23,602
Boston Scientific Corp.* (Healthcare-Products)	22,176	224,865
Bristol-Myers Squibb Co. (Pharmaceuticals)	29,484	598,820
Brookdale Senior Living, Inc. (Healthcare-Services)	756	7,363
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	504	12,570
Celera Corp.* (Biotechnology)	1,260	9,614
Celgene Corp.* (Biotechnology)	6,804	325,503
Centene Corp.* (Healthcare-Services)	756	15,105
Cephalon, Inc.* (Pharmaceuticals)	1,008	57,103
Cepheid, Inc.* (Healthcare-Products)	756	7,122
Charles River Laboratories International, Inc.* (Biotechnology)	1,008	34,020
CIGNA Corp. (Insurance)	4,032	97,131
Community Health Systems, Inc.* (Healthcare-Services)	1,512	38,178
Cooper Cos., Inc. (Healthcare-Products)	756	18,696
Covance, Inc.* (Healthcare-Services)	1,008	49,594
Coventry Health Care, Inc.* (Healthcare-Services)	2,268	42,434
Covidien PLC (Healthcare-Products)	7,560	283,046
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	756	13,857
DaVita, Inc.* (Healthcare-Services)	1,512	74,784
Dendreon Corp.* (Biotechnology)	1,764	43,835
DENTSPLY International, Inc. (Healthcare-Products)	2,268	69,219
Edwards Lifesciences Corp.* (Healthcare-Products)	756	51,431
Eli Lilly & Co. (Pharmaceuticals)	14,868	515,028
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,512	27,095
Enzon Pharmaceuticals, Inc.* (Biotechnology)	504	3,966
Express Scripts, Inc.* (Pharmaceuticals)	3,528	242,550
Forest Laboratories, Inc.* (Pharmaceuticals)	4,536	113,899
Gen-Probe, Inc.* (Healthcare-Products)	756	32,493
Genzyme Corp.* (Biotechnology)	4,032	224,461
Gilead Sciences, Inc.* (Pharmaceuticals)	13,608	637,399
Haemonetics Corp.* (Healthcare-Products)	504	28,728
Health Management Associates, Inc.—Class A* (Healthcare-Services)	3,780	18,673
Health Net, Inc.* (Healthcare-Services)	1,512	23,512
HEALTHSOUTH Corp.* (Healthcare-Services)	1,260	18,194
Healthways, Inc.* (Healthcare-Services)	504	6,779
Henry Schein, Inc.* (Healthcare-Products)	1,260	60,417
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,008	16,350
HMS Holdings Corp.* (Commercial Services)	504	20,523
Hologic, Inc.* (Healthcare-Products)	3,780	53,789
Hospira, Inc.* (Pharmaceuticals)	2,268	87,363
Humana, Inc.* (Healthcare-Services)	2,520	81,295
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,008	46,570
Illumina, Inc.* (Biotechnology)	1,764	68,690
Immucor, Inc.* (Healthcare-Products)	1,008	13,870
Incyte Genomics, Inc.* (Biotechnology)	1,512	4,974
InterMune, Inc.* (Biotechnology)	504	7,661
Intuitive Surgical, Inc.* (Healthcare-Products)	504	82,485
Invacare Corp. (Healthcare-Products)	504	8,896
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,260	44,831
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,512	24,948
Johnson & Johnson (Healthcare-Products)	41,580	2,361,744
Kinetic Concepts, Inc.* (Healthcare-Products)	1,008	27,468
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,780	36,401
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,512	102,499
Life Technologies Corp.* (Biotechnology)	2,520	105,134
LifePoint Hospitals, Inc.* (Healthcare-Services)	756	19,845

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Lincare Holdings, Inc.* (Healthcare-Services)	1,008	$23,708
Magellan Health Services, Inc.* (Healthcare-Services)	504	16,541
Masimo Corp.* (Healthcare-Products)	756	18,227
Medarex, Inc.* (Pharmaceuticals)	2,016	16,834
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,308	333,318
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	756	12,338
Mednax, Inc.* (Healthcare-Services)	756	31,850
Medtronic, Inc. (Healthcare-Products)	16,884	589,083
Merck & Co., Inc. (Pharmaceuticals)	31,752	887,786
Millipore Corp.* (Biotechnology)	756	53,079
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,536	59,195
Myriad Genetics, Inc.* (Biotechnology)	1,512	53,903
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	325	1,511
Nektar Therapeutics* (Biotechnology)	1,260	8,165
NuVasive, Inc.* (Healthcare-Products)	504	22,478
Odyssey Healthcare, Inc.* (Healthcare-Services)	504	5,181
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	756	21,365
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	756	21,342
Owens & Minor, Inc. (Distribution/Wholesale)	504	22,085
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	504	7,636
PAREXEL International Corp.* (Commercial Services)	756	10,871
Patterson Cos., Inc.* (Healthcare-Products)	1,512	32,810
PDL BioPharma, Inc. (Biotechnology)	1,764	13,936
Perrigo Co. (Pharmaceuticals)	1,260	35,003
Pfizer, Inc. (Pharmaceuticals)	101,304	1,519,560
Pharmaceutical Product Development, Inc. (Commercial Services)	1,764	40,960
PharMerica Corp.* (Pharmaceuticals)	504	9,894
PSS World Medical, Inc.* (Healthcare-Products)	1,008	18,658
Psychiatric Solutions, Inc.* (Healthcare-Services)	756	17,191
Quest Diagnostics, Inc. (Healthcare-Services)	2,268	127,983
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,008	18,063
ResMed, Inc.* (Healthcare-Products)	1,260	51,320
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,008	13,971
Schering-Plough Corp. (Pharmaceuticals)	24,444	614,033
Sepracor, Inc.* (Pharmaceuticals)	1,764	30,553
St. Jude Medical, Inc.* (Healthcare-Products)	5,292	217,501
STERIS Corp. (Healthcare-Products)	756	19,716
Stryker Corp. (Healthcare-Products)	4,536	180,261
Techne Corp. (Healthcare-Products)	504	32,160
Tenet Healthcare Corp.* (Healthcare-Services)	7,308	20,609
The Medicines Co.* (Pharmaceuticals)	756	6,343
Theravance, Inc.* (Pharmaceuticals)	756	11,068
Thermo Electron Corp.* (Electronics)	6,300	256,851
Thoratec Corp.* (Healthcare-Products)	756	20,246
United Therapeutics Corp.* (Pharmaceuticals)	252	20,999
UnitedHealth Group, Inc. (Healthcare-Services)	17,892	446,942
Universal Health Services, Inc.—Class B (Healthcare-Services)	756	36,931
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,008	25,926
Varian Medical Systems, Inc.* (Healthcare-Products)	1,764	61,987
Varian, Inc.* (Electronics)	504	19,873
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,520	89,813
Warner Chilcott, Ltd.* (Pharmaceuticals)	1,260	16,569
Waters Corp.* (Electronics)	1,512	77,823
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,512	50,894
WellCare Health Plans, Inc.* (Healthcare-Services)	504	9,319
WellPoint, Inc.* (Healthcare-Services)	7,308	371,904
West Pharmaceutical Services, Inc. (Healthcare-Products)	504	17,564
Wyeth (Pharmaceuticals)	20,160	915,062
Zimmer Holdings, Inc.* (Healthcare-Products)	3,276	139,558

TOTAL COMMON STOCKS
(Cost $13,914,220)		18,823,180

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $12,000 (Collateralized by $12,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $12,299)	$12,000	12,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $3,000 (Collateralized by $3,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $3,215)	3,000	3,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $19,000 (Collateralized by $19,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $20,360)	19,000	19,000

TOTAL REPURCHASE AGREEMENTS
(Cost $34,000)		34,000

TOTAL INVESTMENT SECURITIES
(Cost $13,948,220)—100.2%		18,857,180
Net other assets (liabilities)—(0.2)%		(35,247)

NET ASSETS—100.0%		$18,821,933

*	Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Biotechnology	11.6%
Commercial Services	0.4%
Distribution/Wholesale	0.1%
Electronics	1.9%
Healthcare-Products	31.5%
Healthcare-Services	9.5%
Insurance	0.5%
Pharmaceuticals	44.5%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,948,220

Securities, at value	18,823,180
Repurchase agreements, at value	34,000

Total Investment Securities, at value	18,857,180
Cash	355
Dividends and interest receivable	14,302
Receivable for capital shares issued	1,983,350
Prepaid expenses	137

Total Assets	20,855,324

Liabilities:
Payable for investments purchased	1,942,905
Payable for capital shares redeemed	49,565
Advisory fees payable	8,856
Management services fees payable	1,181
Administration fees payable	528
Administrative services fees payable	4,796
Distribution fees payable	5,117
Trustee fees payable	1
Transfer agency fees payable	841
Fund accounting fees payable	1,063
Compliance services fees payable	483
Other accrued expenses	18,055

Total Liabilities	2,033,391

Net Assets	$18,821,933

Net Assets consist of:
Capital	$27,890,451
Accumulated net investment income (loss)	168,537
Accumulated net realized gains (losses) on investments	(14,146,015)
Net unrealized appreciation (depreciation) on investments	4,908,960

Net Assets	$18,821,933

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	783,896

Net Asset Value (offering and redemption price per share)	$24.01

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$231,018
Interest	29

Total Investment Income	231,047

Expenses:
Advisory fees	78,988
Management services fees	10,532
Administration fees	4,708
Transfer agency fees	7,353
Administrative services fees	31,640
Distribution fees	26,329
Custody fees	6,483
Fund accounting fees	10,217
Trustee fees	170
Compliance services fees	51
Other fees	15,767

Total Gross Expenses before reductions	192,238
Less Expenses reduced by the Advisor	(19,198)

Total Net Expenses	173,040

Net Investment Income (Loss)	58,007

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,459,642)
Change in net unrealized appreciation/depreciation on investments	(354,340)

Net Realized and Unrealized Gains (Losses) on Investments	(1,813,982)

Change in Net Assets Resulting from Operations	$(1,755,975)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$58,007	$110,530
Net realized gains (losses) on investments	(1,459,642)	(4,947,986)
Change in net unrealized appreciation/depreciation on investments	(354,340)	(5,546,646)

Change in net assets resulting from operations	(1,755,975)	(10,384,102)

Distributions to Shareholders From:
Net investment income	—	(130,707)

Change in net assets resulting from distributions	—	(130,707)

Capital Transactions:
Proceeds from shares issued	21,700,247	97,397,233
Dividends reinvested	—	130,707
Value of shares redeemed	(26,900,361)	(123,959,518)

Change in net assets resulting from capital transactions	(5,200,114)	(26,431,578)

Change in net assets	(6,956,089)	(36,946,387)
Net Assets:
Beginning of period	25,778,022	62,724,409

End of period	$18,821,933	$25,778,022

Accumulated net investment income (loss)	$168,537	$110,530

Share Transactions:
Issued	931,709	3,497,776
Reinvested	—	4,549
Redeemed	(1,234,555)	(4,411,963)

Change in shares	(302,846)	(909,638)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$23.72		$31.42	$29.48	$28.01	$26.42	$25.81

Investment Activities:
Net investment income (loss)(a)	0.06		0.10	0.07	(0.08)	(0.15)	(0.13)
Net realized and unrealized gains (losses) on investments	0.23	(b)	(7.72)	1.87	1.55	1.74	0.74

Total income (loss) from investment activities	0.29		(7.62)	1.94	1.47	1.59	0.61

Distributions to Shareholders From:
Net investment income	—		(0.08)	—	—	—	—

Net Asset Value, End of Period	$24.01		$23.72	$31.42	$29.48	$28.01	$26.42

Total Return	1.22	%(c)	(24.29)%	6.58%	5.25%	6.02%	2.36%
Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.76%	1.72%	1.76%	1.89%	1.91%
Net expenses(d)	1.64%		1.63%	1.63%	1.72%	1.89%	1.91%
Net investment income (loss)(d)	0.55%		0.35%	0.24%	(0.29)%	(0.57)%	(0.51)%
Supplemental Data:
Net assets, end of period (000’s)	$18,822		$25,778	$62,724	$67,288	$57,307	$40,017
Portfolio turnover rate(e)	91	%(c)	265%	221%	123%	310%	464%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	10.9%
United Technologies Corp.	4.0%
3M Co.	3.4%
United Parcel Service, Inc.—Class B	3.1%
Boeing Co.	2.4%

Dow Jones U.S. Industrials
Index - Composition
% of Index

General Industrials	21%
Aerospace and Defense	17%
Support Services	16%
Industrial Transportation	15%
Industrial Engineering	13%
Electronic & Electrical Equipment	11%
Construction and Materials	7%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2009
(unaudited)

Common Stocks (100.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,212	$253,141
AAR Corp.* (Aerospace/Defense)	234	3,756
Accenture, Ltd.—Class A (Commercial Services)	4,095	137,019
Actuant Corp.—Class A (Miscellaneous Manufacturing)	351	4,282
Acuity Brands, Inc. (Miscellaneous Manufacturing)	234	6,564
Acxiom Corp. (Software)	468	4,132
Administaff, Inc. (Commercial Services)	117	2,723
Aecom Technology Corp.* (Engineering & Construction)	585	18,720
Affiliated Computer Services, Inc.—Class A* (Computers)	585	25,986
AGCO Corp.* (Machinery-Diversified)	585	17,006
Agilent Technologies, Inc.* (Electronics)	2,340	47,525
Albany International Corp.—Class A (Machinery-Diversified)	234	2,663
Alexander & Baldwin, Inc. (Transportation)	234	5,485
Alliance Data Systems Corp.* (Commercial Services)	351	14,458
Alliant Techsystems, Inc.* (Aerospace/Defense)	234	19,272
American Superconductor Corp.* (Electrical Components & Equipment)	234	6,143
Ametek, Inc. (Electrical Components & Equipment)	702	24,275
Amphenol Corp.—Class A (Electronics)	1,170	37,019
Anixter International, Inc.* (Telecommunications)	234	8,796
AptarGroup, Inc. (Miscellaneous Manufacturing)	468	15,804
Arkansas Best Corp. (Transportation)	117	3,083
Arrow Electronics, Inc.* (Electronics)	819	17,396
Astec Industries, Inc.* (Machinery-Construction & Mining)	117	3,474
Automatic Data Processing, Inc. (Software)	3,276	116,101
Avnet, Inc.* (Electronics)	936	19,684
AVX Corp. (Electronics)	351	3,485
Baldor Electric Co. (Hand/Machine Tools)	234	5,567
Ball Corp. (Packaging & Containers)	585	26,419
BE Aerospace, Inc.* (Aerospace/Defense)	702	10,081
Belden, Inc. (Electrical Components & Equipment)	351	5,862
Bemis Co., Inc. (Packaging & Containers)	702	17,690
Benchmark Electronics, Inc.* (Electronics)	468	6,739
Black Box Corp. (Telecommunications)	117	3,916
Boeing Co. (Aerospace/Defense)	4,329	183,983
Brady Corp.—Class A (Electronics)	351	8,817
Brink’s Home Security Holdings, Inc.* (Commercial Services)	351	9,937
Broadridge Financial Solutions, Inc. (Software)	936	15,519
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	468	13,366
Burlington Northern Santa Fe Corp. (Transportation)	1,872	137,667
C.H. Robinson Worldwide, Inc. (Transportation)	1,170	61,016
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	351	8,438
Caterpillar, Inc. (Machinery-Construction & Mining)	3,978	131,433
Ceradyne, Inc.* (Miscellaneous Manufacturing)	117	2,066
Checkpoint Systems, Inc.* (Electronics)	234	3,671
Cintas Corp. (Textiles)	819	18,706
Clarcor, Inc. (Miscellaneous Manufacturing)	351	10,246
Clean Harbors, Inc.* (Environmental Control)	117	6,317
Cognex Corp. (Machinery-Diversified)	234	3,306
Commscope, Inc.* (Telecommunications)	585	15,362
Con-way, Inc. (Transportation)	351	12,394
Convergys Corp.* (Commercial Services)	819	7,600
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,170	36,329
Corrections Corp. of America* (Commercial Services)	819	13,915
Crane Co. (Miscellaneous Manufacturing)	351	7,831
Crown Holdings, Inc.* (Packaging & Containers)	1,053	25,419
CSX Corp. (Transportation)	2,574	89,138
Cummins, Inc. (Machinery-Diversified)	1,170	41,196
Curtiss-Wright Corp. (Aerospace/Defense)	351	10,435
CyberSource Corp.* (Internet)	468	7,160
Danaher Corp. (Miscellaneous Manufacturing)	1,638	101,130
Deere & Co. (Machinery-Diversified)	2,808	112,180
Deluxe Corp. (Commercial Services)	351	4,496
Dionex Corp.* (Electronics)	117	7,141
Donaldson Co., Inc. (Miscellaneous Manufacturing)	468	16,212
Dover Corp. (Miscellaneous Manufacturing)	1,287	42,587
Eagle Materials, Inc.—Class A (Building Materials)	234	5,906
Eaton Corp. (Miscellaneous Manufacturing)	1,053	46,974
EMCOR Group, Inc.* (Engineering & Construction)	468	9,416
Emerson Electric Co. (Electrical Components & Equipment)	5,031	163,004
EnerSys* (Electrical Components & Equipment)	234	4,256
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	117	5,242
Esterline Technologies Corp.* (Aerospace/Defense)	234	6,334
Expeditors International of Washington, Inc. (Transportation)	1,404	46,809

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Fastenal Co. (Distribution/Wholesale)	936	$31,047
FedEx Corp. (Transportation)	1,872	104,121
Fidelity National Information Services, Inc. (Software)	1,287	25,689
Fiserv, Inc.* (Software)	1,053	48,122
Flextronics International, Ltd.* (Electronics)	5,382	22,120
FLIR Systems, Inc.* (Electronics)	936	21,116
Flowserve Corp. (Machinery-Diversified)	351	24,503
Fluor Corp. (Engineering & Construction)	1,170	60,009
Fortune Brands, Inc. (Household Products/Wares)	936	32,517
Forward Air Corp. (Transportation)	234	4,989
Foster Wheeler AG* (Engineering & Construction)	819	19,451
FTI Consulting, Inc.* (Commercial Services)	351	17,803
G & K Services, Inc. (Textiles)	117	2,475
Gardner Denver, Inc.* (Machinery-Diversified)	351	8,835
GATX Corp. (Trucking & Leasing)	234	6,018
Genco Shipping & Trading, Ltd. (Transportation)	234	5,082
General Cable Corp.* (Electrical Components & Equipment)	351	13,191
General Dynamics Corp. (Aerospace/Defense)	2,106	116,651
General Electric Co. (Miscellaneous Manufacturing)	69,849	818,630
General Maritime Corp. (Oil & Gas Services)	351	3,471
Genesee & Wyoming, Inc.—Class A* (Transportation)	234	6,203
Global Payments, Inc. (Software)	585	21,914
Goodrich Corp. (Aerospace/Defense)	819	40,925
Graco, Inc. (Machinery-Diversified)	351	7,729
GrafTech International, Ltd.* (Electrical Components & Equipment)	819	9,263
Granite Construction, Inc. (Engineering & Construction)	234	7,788
Greif, Inc.—Class A (Packaging & Containers)	117	5,174
Harsco Corp. (Miscellaneous Manufacturing)	585	16,556
Heartland Express, Inc. (Transportation)	351	5,167
Hewitt Associates, Inc.* (Commercial Services)	585	17,421
Hexcel Corp.* (Aerospace/Defense Equipment)	585	5,575
HLTH Corp.* (Internet)	585	7,664
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,446	139,604
Hub Group, Inc.—Class A* (Transportation)	234	4,830
Hubbell, Inc.—Class B (Electrical Components & Equipment)	351	11,253
Huron Consulting Group, Inc.* (Commercial Services)	117	5,409
IDEX Corp. (Machinery-Diversified)	585	14,373
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,808	104,851
IMS Health, Inc. (Software)	1,170	14,859
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	2,106	44,015
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	234	3,971
Iron Mountain, Inc.* (Commercial Services)	1,170	33,638
Itron, Inc.* (Electronics)	234	12,886
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,170	52,065
J.B. Hunt Transport Services, Inc. (Transportation)	585	17,860
Jabil Circuit, Inc. (Electronics)	1,287	9,550
Jack Henry & Associates, Inc. (Computers)	585	12,139
Jacobs Engineering Group, Inc.* (Engineering & Construction)	819	34,472
Joy Global, Inc. (Machinery-Construction & Mining)	702	25,075
Kaman Corp. (Aerospace/Defense)	117	1,954
Kansas City Southern Industries, Inc.* (Transportation)	585	9,424
Kaydon Corp. (Metal Fabricate/Hardware)	234	7,619
KBR, Inc. (Engineering & Construction)	1,053	19,417
Kennametal, Inc. (Hand/Machine Tools)	468	8,976
Kirby Corp.* (Transportation)	351	11,158
Knight Transportation, Inc. (Transportation)	351	5,809
L-3 Communications Holdings, Inc. (Aerospace/Defense)	819	56,822
Landstar System, Inc. (Transportation)	351	12,604
Lender Processing Services, Inc. (Diversified Financial Services)	585	16,245
Lennox International, Inc. (Building Materials)	351	11,281
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	234	8,433
Littelfuse, Inc.* (Electrical Components & Equipment)	117	2,335
Lockheed Martin Corp. (Aerospace/Defense)	2,106	169,849
Louisiana-Pacific Corp.* (Forest Products & Paper)	702	2,401
Manitowoc Co. (Machinery-Diversified)	819	4,308
Manpower, Inc. (Commercial Services)	468	19,815
ManTech International Corp.—Class A* (Software)	117	5,036
Martin Marietta Materials (Building Materials)	351	27,687
Masco Corp. (Building Materials)	2,340	22,417
McDermott International, Inc.* (Engineering & Construction)	1,521	30,892
MDU Resources Group, Inc. (Electric)	1,170	22,195
MeadWestvaco Corp. (Forest Products & Paper)	1,053	17,280
Metavante Technologies, Inc.* (Software)	585	15,128
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	234	18,053
Mine Safety Appliances Co. (Environmental Control)	234	5,639
Molex, Inc. (Electrical Components & Equipment)	468	7,277
Molex, Inc.—Class A (Electrical Components & Equipment)	468	6,730
Monster Worldwide, Inc.* (Internet)	819	9,672
Moog, Inc.—Class A* (Aerospace/Defense)	234	6,040
MPS Group, Inc.* (Commercial Services)	585	4,469
MSC Industrial Direct Co.—Class A (Retail)	234	8,302
Mueller Industries, Inc. (Metal Fabricate/Hardware)	234	4,867
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	702	2,625
Nalco Holding Co. (Environmental Control)	936	15,762
National Instruments Corp. (Computers)	351	7,919
Navigant Consulting Co.* (Commercial Services)	351	4,535
Navistar International Corp.* (Auto Manufacturers)	468	20,405
NeuStar, Inc.* (Telecommunications)	468	10,371
Nordson Corp. (Machinery-Diversified)	234	9,046
Norfolk Southern Corp. (Transportation)	2,457	92,555
Northrop Grumman Corp. (Aerospace/Defense)	1,989	90,858
Old Dominion Freight Line, Inc.* (Transportation)	234	7,855
Orbital Sciences Corp.* (Aerospace/Defense)	351	5,325
Oshkosh Truck Corp. (Auto Manufacturers)	468	6,805
Overseas Shipholding Group, Inc. (Transportation)	117	3,983
Owens Corning, Inc.* (Building Materials)	585	7,476
Owens-Illinois, Inc.* (Packaging & Containers)	1,053	29,495
PACCAR, Inc. (Auto Manufacturers)	2,223	72,270
Packaging Corp. of America (Packaging & Containers)	702	11,372
Pactiv Corp.* (Packaging & Containers)	819	17,797
Pall Corp. (Miscellaneous Manufacturing)	819	21,753
Park Electrochemical Corp. (Electronics)	117	2,519
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,053	45,237
Paychex, Inc. (Commercial Services)	2,106	53,071
Pentair, Inc. (Miscellaneous Manufacturing)	702	17,985
PerkinElmer, Inc. (Electronics)	819	14,251
PHH Corp.* (Commercial Services)	351	6,381
Plexus Corp.* (Electronics)	234	4,788
Precision Castparts Corp. (Metal Fabricate/Hardware)	936	68,356
Quanex Building Products Corp. (Building Materials)	234	2,625
Quanta Services, Inc.* (Commercial Services)	1,287	29,768
R.R. Donnelley & Sons Co. (Commercial Services)	1,404	16,315
Raytheon Co. (Aerospace/Defense)	2,574	114,363
Regal-Beloit Corp. (Hand/Machine Tools)	234	9,294
Republic Services, Inc. (Environmental Control)	2,106	51,407
Resources Connection, Inc.* (Commercial Services)	351	6,027
Robert Half International, Inc. (Commercial Services)	1,053	24,872
Rock-Tenn Co.—Class A (Forest Products & Paper)	234	8,929

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Rockwell Collins, Inc. (Aerospace/Defense)	1,053	$43,942
Rockwell International Corp. (Machinery-Diversified)	819	26,306
Roper Industries, Inc. (Miscellaneous Manufacturing)	585	26,506
Ryder System, Inc. (Transportation)	351	9,800
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	117	6,185
Sealed Air Corp. (Packaging & Containers)	1,053	19,428
Shaw Group, Inc.* (Engineering & Construction)	585	16,035
Sherwin-Williams Co. (Chemicals)	702	37,733
Silgan Holdings, Inc. (Packaging & Containers)	117	5,737
Simpson Manufacturing Co., Inc. (Building Materials)	234	5,059
Sonoco Products Co. (Packaging & Containers)	702	16,813
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	702	9,645
SPX Corp. (Miscellaneous Manufacturing)	351	17,188
Stericycle, Inc.* (Environmental Control)	585	30,145
Teekay Shipping Corp. (Transportation)	234	4,921
Teledyne Technologies, Inc.* (Aerospace/Defense)	234	7,664
Teleflex, Inc. (Miscellaneous Manufacturing)	234	10,490
TeleTech Holdings, Inc.* (Commercial Services)	234	3,545
Temple-Inland, Inc. (Forest Products & Paper)	585	7,675
Terex Corp.* (Machinery-Construction & Mining)	702	8,473
Tetra Tech, Inc.* (Environmental Control)	351	10,056
Texas Industries, Inc. (Building Materials)	117	3,669
Textron, Inc. (Miscellaneous Manufacturing)	1,638	15,823
The Brink’s Co. (Miscellaneous Manufacturing)	351	10,190
The Corporate Executive Board Co. (Commercial Services)	234	4,858
Thomas & Betts Corp.* (Electronics)	351	10,119
Timken Co. (Metal Fabricate/Hardware)	468	7,993
Toro Co. (Housewares)	234	6,997
Total System Services, Inc. (Software)	1,287	17,233
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	234	8,471
Trimble Navigation, Ltd.* (Electronics)	819	16,077
Trinity Industries, Inc. (Miscellaneous Manufacturing)	468	6,374
TrueBlue, Inc.* (Commercial Services)	234	1,966
Tyco Electronics, Ltd. (Electronics)	3,042	56,551
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,159	82,071
Union Pacific Corp. (Transportation)	3,276	170,549
United Parcel Service, Inc.—Class B (Transportation)	4,680	233,953
United Rentals, Inc.* (Commercial Services)	351	2,278
United Stationers, Inc.* (Distribution/Wholesale)	117	4,081
United Technologies Corp. (Aerospace/Defense)	5,850	303,966
URS Corp.* (Engineering & Construction)	585	28,969
USG Corp.* (Building Materials)	468	4,713
UTI Worldwide, Inc.* (Transportation)	702	8,003
Valmont Industries, Inc. (Metal Fabricate/Hardware)	117	8,433
Veeco Instruments, Inc.* (Semiconductors)	234	2,712
Viad Corp. (Commercial Services)	117	2,015
Vishay Intertechnology, Inc.* (Electronics)	1,170	7,944
VistaPrint, Ltd.* (Commercial Services)	234	9,980
Vulcan Materials Co. (Building Materials)	702	30,256
W.W. Grainger, Inc. (Distribution/Wholesale)	351	28,740
Wabtec Corp. (Machinery-Diversified)	351	11,292
Waste Connections, Inc.* (Environmental Control)	585	15,157
Waste Management, Inc. (Environmental Control)	3,276	92,252
Watsco, Inc. (Distribution/Wholesale)	117	5,725
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	234	8,782
Werner Enterprises, Inc. (Transportation)	351	6,360
WESCO International, Inc.* (Distribution/Wholesale)	234	5,859
Weyerhaeuser Co. (Forest Products & Paper)	1,404	42,724
Woodward Governor Co. (Electronics)	351	6,950
World Fuel Services Corp. (Retail)	234	9,648
Wright Express Corp.* (Commercial Services)	234	5,960
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	351	8,305

TOTAL COMMON STOCKS
(Cost $6,274,091)		7,557,162

TOTAL INVESTMENT SECURITIES
(Cost $6,274,091)—100.4%		7,557,162
Net other assets (liabilities)—(0.4)%		(29,273)

NET ASSETS—100.0%		$7,527,889

*	Non-income producing security

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Aerospace/Defense	16.0%
Aerospace/Defense Equipment	0.2%
Auto Manufacturers	1.4%
Building Materials	1.7%
Chemicals	0.5%
Commercial Services	6.1%
Computers	0.6%
Distribution/Wholesale	1.1%
Diversified Financial Services	0.2%
Electric	0.3%
Electrical Components & Equipment	3.7%
Electronics	4.5%
Engineering & Construction	3.4%
Environmental Control	3.0%
Forest Products & Paper	1.0%
Hand/Machine Tools	0.4%
Household Products/Wares	0.4%
Housewares	0.1%
Internet	0.3%
Iron/Steel	0.1%
Machinery-Construction & Mining	2.3%
Machinery-Diversified	3.8%
Metal Fabricate/Hardware	1.3%
Miscellaneous Manufacturing	26.4%
Oil & Gas Services	NM
Packaging & Containers	2.4%
Retail	0.2%
Semiconductors	NM
Software	3.7%
Telecommunications	0.5%
Textiles	0.2%
Transportation	14.5%
Trucking & Leasing	0.1%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$6,274,091

Securities, at value	7,557,162

Total Investment Securities, at value	7,557,162
Dividends receivable	16,129
Receivable for investments sold	64,546
Prepaid expenses	47

Total Assets	7,637,884

Liabilities:
Cash overdraft	55,107
Payable for capital shares redeemed	43,087
Advisory fees payable	1,809
Management services fees payable	241
Administration fees payable	260
Administrative services fees payable	2,370
Distribution fees payable	1,694
Transfer agency fees payable	414
Fund accounting fees payable	523
Compliance services fees payable	117
Other accrued expenses	4,373

Total Liabilities	109,995

Net Assets	$7,527,889

Net Assets consist of:
Capital	$13,793,697
Accumulated net investment income (loss)	94,234
Accumulated net realized gains (losses) on investments	(7,643,113)
Net unrealized appreciation (depreciation) on investments	1,283,071

Net Assets	$7,527,889

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	319,197

Net Asset Value (offering and redemption price per share)	$23.58

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$78,311
Interest	7

Total Investment Income	78,318

Expenses:
Advisory fees	22,065
Management services fees	2,942
Administration fees	1,215
Transfer agency fees	1,855
Administrative services fees	10,288
Distribution fees	7,355
Custody fees	11,712
Fund accounting fees	3,269
Trustee fees	46
Compliance services fees	7
Other fees	3,907

Total Gross Expenses before reductions	64,661
Less Expenses reduced by the Advisor	(16,042)

Total Net Expenses	48,619

Net Investment Income (Loss)	29,699

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,146,722)
Change in net unrealized appreciation/depreciation on investments	720,160

Net Realized and Unrealized Gains (Losses) on Investments	(426,562)

Change in Net Assets Resulting from Operations	$(396,863)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$29,699	$64,535
Net realized gains (losses) on investments	(1,146,722)	(4,478,743)
Change in net unrealized appreciation/depreciation on investments	720,160	(3,785,852)

Change in net assets resulting from operations	(396,863)	(8,200,060)

Distributions to Shareholders From:
Net investment income	—	(8,448)
Net realized gains on investments	—	(477,090)

Change in net assets resulting from distributions	—	(485,538)

Capital Transactions:
Proceeds from shares issued	13,302,723	73,589,247
Dividends reinvested	—	485,538
Value of shares redeemed	(14,134,448)	(80,151,987)

Change in net assets resulting from capital transactions	(831,725)	(6,077,202)

Change in net assets	(1,228,588)	(14,762,800)
Net Assets:
Beginning of period	8,756,477	23,519,277

End of period	$7,527,889	$8,756,477

Accumulated net investment income (loss)	$94,234	$64,535

Share Transactions:
Issued	594,306	1,981,859
Reinvested	—	13,805
Redeemed	(637,129)	(2,195,767)

Change in shares	(42,823)	(200,103)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$24.19		$41.84	$37.45	$33.54	$33.09	$30.88

Investment Activities:
Net investment income (loss)(a)	0.11		0.14	0.02	(0.05)	(0.11)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.72)		(16.76)	4.37	3.96	0.90	4.06

Total income (loss) from investment activities	(0.61)		(16.62)	4.39	3.91	0.79	4.02

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—	—	—
Net realized gains on investments	—		(1.01)	—	—	(0.34)	(1.81)

Total distributions	—		(1.03)	—	—	(0.34)	(1.81)

Net Asset Value, End of Period	$23.58		$24.19	$41.84	$37.45	$33.54	$33.09

Total Return	(2.52	)%(b)	(40.49)%	11.72%	11.66%	2.44%	13.22%
Ratios to Average Net Assets:
Gross expenses(c)	2.20%		1.89%	1.84%	1.93%	2.17%	1.99%
Net expenses(c)	1.65%		1.63%	1.63%	1.77%	1.98%	1.98%
Net investment income (loss)(c)	1.01%		0.41%	0.04%	(0.14)%	(0.36)%	(0.14)%
Supplemental Data:
Net assets, end of period (000’s)	$7,528		$8,756	$23,519	$9,581	$10,101	$9,459
Portfolio turnover rate(d)	197	%(b)	422%	532%	753%	720%	1,159%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Google, Inc.—Class A	10.2%
Amazon.com, Inc.	6.6%
Yahoo!, Inc.	5.9%
eBay, Inc.	5.6%
Juniper Networks, Inc.	4.8%

Dow Jones Composite Internet Index - Composition
The Dow Jones Composite Internet Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	June 30, 2009
(unaudited)

Common Stocks (99.8%)
	Shares	Value

Akamai Technologies, Inc.* (Internet)	9,951	$190,860
Allscripts Healthcare Solutions, Inc. (Software)	8,453	134,065
Amazon.com, Inc.* (Internet)	5,564	465,484
Ariba, Inc.* (Internet)	11,663	114,764
Art Technology Group, Inc.* (Internet)	25,038	95,144
Blue Nile, Inc.* (Internet)	2,354	101,198
Check Point Software Technologies, Ltd.* (Internet)	9,630	226,016
Concur Technologies, Inc.* (Software)	4,601	142,999
CyberSource Corp.* (Internet)	8,774	134,242
DealerTrack Holdings, Inc.* (Internet)	6,206	105,502
Digital River, Inc.* (Internet)	3,959	143,791
E* TRADE Financial Corp.* (Diversified Financial Services)	133,750	171,200
EarthLink, Inc.* (Internet)	15,087	111,795
eBay, Inc.* (Internet)	23,219	397,742
Expedia, Inc.* (Internet)	12,840	194,012
Google, Inc.—Class A* (Internet)	1,712	721,762
HLTH Corp.* (Internet)	11,342	148,580
IAC/InterActiveCorp* (Internet)	9,951	159,714
Internap Network Services Corp.* (Internet)	17,334	60,496
j2 Global Communications, Inc.* (Internet)	5,564	125,524
Juniper Networks, Inc.* (Telecommunications)	14,552	343,427
Monster Worldwide, Inc.* (Internet)	12,305	145,322
Netflix, Inc.* (Internet)	4,387	181,359
NETGEAR, Inc.* (Telecommunications)	6,420	92,512
Priceline.com, Inc.* (Internet)	2,140	238,717
Quest Software, Inc.* (Software)	8,881	123,801
RealNetworks, Inc.* (Internet)	23,968	71,664
Salesforce.com, Inc.* (Software)	5,671	216,462
Sapient Corp.* (Internet)	16,799	105,666
SONICWALL, Inc.* (Internet)	13,161	72,122
Sonus Networks, Inc.* (Telecommunications)	42,693	68,736
TD Ameritrade Holding Corp.* (Diversified Financial Services)	12,733	223,337
Tibco Software, Inc.* (Internet)	20,758	148,835
Ticketmaster Entertainment, Inc.* (Commercial Services)	9,951	63,885
United Online, Inc. (Internet)	14,659	95,430
ValueClick, Inc.* (Internet)	10,914	114,815
VeriSign, Inc.* (Internet)	11,449	211,578
Vocus, Inc.* (Internet)	4,280	84,573
Websense, Inc.* (Internet)	5,992	106,897
Yahoo!, Inc.* (Internet)	26,536	415,554

TOTAL COMMON STOCKS
(Cost $4,633,694)		7,069,582

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,050)	$2,000	2,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $5,000 (Collateralized by $5,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $5,358)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,000)		7,000

TOTAL INVESTMENT SECURITIES
(Cost $4,640,694)—99.9%		7,076,582
Net other assets (liabilities)—0.1%		7,819

NET ASSETS—100.0%		$7,084,401

*	Non-income producing security

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Commercial Services	0.9%
Diversified Financial Services	5.6%
Internet	77.5%
Software	8.7%
Telecommunications	7.1%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
213

PROFUNDS VP
ProFund VP Internet (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$4,640,694

Securities, at value	7,069,582
Repurchase agreements, at value	7,000

Total Investment Securities, at value	7,076,582
Cash	568
Receivable for capital shares issued	746,650
Prepaid expenses	56

Total Assets	7,823,856

Liabilities:
Payable for investments purchased	726,791
Advisory fees payable	3,991
Management services fees payable	532
Administration fees payable	259
Administrative services fees payable	2,377
Distribution fees payable	1,703
Transfer agency fees payable	412
Fund accounting fees payable	520
Compliance services fees payable	121
Other accrued expenses	2,749

Total Liabilities	739,455

Net Assets	$7,084,401

Net Assets consist of:
Capital	$5,794,573
Accumulated net investment income (loss)	(44,352)
Accumulated net realized gains (losses) on investments	(1,101,708)
Net unrealized appreciation (depreciation) on investments	2,435,888

Net Assets	$7,084,401

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	203,280

Net Asset Value (offering and redemption price per share)	$34.85

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$2,459
Interest	10

Total Investment Income	2,469

Expenses:
Advisory fees	21,216
Management services fees	2,829
Administration fees	1,178
Transfer agency fees	1,817
Administrative services fees	9,858
Distribution fees	7,072
Custody fees	2,112
Fund accounting fees	2,488
Trustee fees	38
Compliance services fees	63
Other fees	3,551

Total Gross Expenses before reductions	52,222
Less Expenses reduced by the Advisor	(5,401)

Total Net Expenses	46,821

Net Investment Income (Loss)	(44,352)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	141,361
Change in net unrealized appreciation/depreciation on investments	1,804,361

Net Realized and Unrealized Gains (Losses) on Investments	1,945,722

Change in Net Assets Resulting from Operations	$1,901,370

See accompanying notes to the financial statements.
214

PROFUNDS VP
ProFund VP Internet

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(44,352)	$(97,529)
Net realized gains (losses) on investments	141,361	270,695
Change in net unrealized appreciation/depreciation on investments	1,804,361	(3,688,630)

Change in net assets resulting from operations	1,901,370	(3,515,464)

Distributions to Shareholders From:
Net realized gains on investments	—	(688,449)

Change in net assets resulting from distributions	—	(688,449)

Capital Transactions:
Proceeds from shares issued	9,726,731	17,614,187
Dividends reinvested	—	688,449
Value of shares redeemed	(6,982,071)	(25,147,478)

Change in net assets resulting from capital transactions	2,744,660	(6,844,842)

Change in net assets	4,646,030	(11,048,755)
Net Assets:
Beginning of period	2,438,371	13,487,126

End of period	$7,084,401	$2,438,371

Accumulated net investment income (loss)	$(44,352)	$—

Share Transactions:
Issued	333,838	377,205
Reinvested	—	17,567
Redeemed	(223,516)	(553,890)

Change in shares	110,322	(159,118)

See accompanying notes to the financial statements.

215

PROFUNDS VP
ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$26.23		$53.50	$48.95	$58.35	$54.32	$45.81

Investment Activities:
Net investment income (loss)(a)	(0.24)		(0.64)	(0.80)	0.33	(0.98)	(0.93)
Net realized and unrealized gains (losses) on investments	8.86		(21.72)	5.79	(0.11)	5.01	10.53

Total income (loss) from investment activities	8.62		(22.36)	4.99	0.22	4.03	9.60

Distributions to Shareholders From:
Net investment income	—		—	(0.44)	—	—	—
Net realized gains on investments	—		(4.91)	—	(9.62)	—	(1.09)

Total distributions	—		(4.91)	(0.44)	(9.62)	—	(1.09)

Net Asset Value, End of Period	$34.85		$26.23	$53.50	$48.95	$58.35	$54.32

Total Return	32.86	%(b)	(44.83)%	10.19%	1.36%	7.44%	21.26%
Ratios to Average Net Assets:
Gross expenses(c)	1.84%		1.79%	1.75%	1.81%	1.92%	1.94%
Net expenses(c)	1.65%		1.63%	1.63%	1.71%	1.92%	1.94%
Net investment income (loss)(c)	(1.56)%		(1.42)%	(1.49)%	0.60%	(1.87)%	(1.94)%

Supplemental Data:
Net assets, end of period (000’s)	$7,084		$2,438	$13,487	$9,275	$25,338	$41,995
Portfolio turnover rate(d)	147	%(b)	270%	495%	343%	855%	949%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
216

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%
Swap Agreements	6%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.6%
ChevronTexaco Corp.	11.9%
Schlumberger, Ltd.	5.8%
ConocoPhillips	4.9%
Occidental Petroleum Corp.	4.8%

Dow Jones U.S. Oil & Gas Index - Composition	% of Index

Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	22%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2009
(unaudited)

Common Stocks (93.6%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	33,701	$1,529,688
Apache Corp. (Oil & Gas)	22,635	1,633,115
Arena Resources, Inc.* (Oil & Gas)	2,515	80,103
Atlas America, Inc. (Oil & Gas)	2,515	44,943
Atwood Oceanics, Inc.* (Oil & Gas)	3,521	87,708
Baker Hughes, Inc. (Oil & Gas Services)	20,623	751,502
Berry Petroleum Co.—Class A (Oil & Gas)	2,515	46,754
Bill Barrett Corp.* (Oil & Gas)	2,012	55,250
BJ Services Co. (Oil & Gas Services)	19,617	267,380
Bristow Group, Inc.* (Transportation)	2,012	59,616
Cabot Oil & Gas Corp. (Oil& Gas)	7,042	215,767
Cameron International Corp.* (Oil & Gas Services)	14,587	412,812
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,012	34,506
Chart Industries, Inc.* (Machinery-Diversified)	2,012	36,578
Chesapeake Energy Corp. (Oil & Gas)	42,252	837,857
ChevronTexaco Corp. (Oil & Gas)	134,804	8,930,765
Cimarex Energy Co. (Oil & Gas)	5,533	156,805
CNX Gas Corp.* (Oil & Gas)	2,012	52,855
Complete Production Services, Inc.* (Oil & Gas Services)	4,024	25,593
Comstock Resources, Inc.* (Oil & Gas)	3,018	99,745
Concho Resources, Inc.* (Oil & Gas)	5,030	144,311
ConocoPhillips (Oil & Gas)	87,522	3,681,175
Continental Resources, Inc.* (Oil & Gas)	2,012	55,833
Core Laboratories N.V. (Oil & Gas Services)	1,509	131,509
Denbury Resources, Inc.* (Oil & Gas)	16,599	244,503
Devon Energy Corp. (Oil & Gas)	28,168	1,535,156
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,527	375,967
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,533	144,411
Drill-Quip, Inc.* (Oil & Gas Services)	2,012	76,657
El Paso Corp. (Pipelines)	47,282	436,413
Encore Acquisition Co.* (Oil & Gas)	3,521	108,623
Energen Corp. (Gas)	5,030	200,697
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	3,018	42,705
Ensco International, Inc. (Oil & Gas)	9,557	333,253
EOG Resources, Inc. (Oil & Gas)	16,599	1,127,404
EXCO Resources, Inc.* (Oil & Gas)	11,569	149,472
Exterran Holdings, Inc.* (Oil & Gas Services)	4,024	64,545
Exxon Mobil Corp. (Oil & Gas)	262,986	18,385,351
First Solar, Inc.* (Energy-Alternate Sources)	3,018	489,278
FMC Technologies, Inc.* (Oil & Gas Services)	8,551	321,347
Forest Oil Corp.* (Oil & Gas)	6,539	97,562
Frontier Oil Corp. (Oil & Gas)	7,042	92,321
Global Industries, Ltd.* (Oil & Gas Services)	7,042	39,858
Goodrich Petroleum Corp.* (Oil & Gas)	2,012	49,475
Halliburton Co. (Oil & Gas Services)	60,360	1,249,452
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,036	65,611
Helmerich & Payne, Inc. (Oil & Gas)	6,539	201,859
Hercules Offshore, Inc.* (Oil & Gas Services)	6,036	23,963
Hess Corp. (Oil & Gas)	20,120	1,081,450
Holly Corp. (Oil & Gas)	3,018	54,264
Key Energy Services, Inc.* (Oil & Gas Services)	8,048	46,357
Marathon Oil Corp. (Oil & Gas)	47,785	1,439,762
Mariner Energy, Inc.* (Oil & Gas)	6,036	70,923
Murphy Oil Corp. (Oil & Gas)	12,575	683,074
Nabors Industries, Ltd.* (Oil & Gas)	19,114	297,796
National-Oilwell Varco, Inc.* (Oil & Gas Services)	28,168	919,967
Newfield Exploration Co.* (Oil & Gas)	9,054	295,794
Noble Corp. (Oil & Gas)	17,605	532,551
Noble Energy, Inc. (Oil & Gas)	11,569	682,224
Occidental Petroleum Corp. (Oil & Gas)	54,324	3,575,063
Oceaneering International, Inc.* (Oil & Gas Services)	3,521	159,149
OGE Energy Corp. (Electric)	6,539	185,185
Oil States International, Inc.* (Oil & Gas Services)	3,521	85,243
Parker Drilling Co.* (Oil & Gas)	7,545	32,745
Patterson-UTI Energy, Inc. (Oil & Gas)	10,563	135,840
Penn Virginia Corp. (Oil & Gas)	3,018	49,405
Petrohawk Energy Corp.* (Oil & Gas)	18,611	415,025
Pioneer Natural Resources Co. (Oil & Gas)	7,545	192,398
Plains Exploration & Production Co.* (Oil & Gas)	8,048	220,193
Pride International, Inc.* (Oil & Gas)	10,563	264,709
Quicksilver Resources, Inc.* (Oil & Gas)	8,048	74,766
Range Resources Corp. (Oil & Gas)	10,563	437,414
Rowan Cos., Inc. (Oil & Gas)	7,042	136,052
SandRidge Energy, Inc.* (Oil & Gas)	10,060	85,711
Schlumberger, Ltd. (Oil & Gas Services)	80,480	4,354,773
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,509	113,537
Smith International, Inc. (Oil & Gas Services)	14,587	375,615
Southern Union Co. (Gas)	7,042	129,502
Southwestern Energy Co.* (Oil & Gas)	23,138	898,911

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

St. Mary Land & Exploration Co. (Oil & Gas)	4,024	$83,981
Sunoco, Inc. (Oil & Gas)	8,048	186,714
SunPower Corp.—Class A* (Energy-Alternate Sources)	3,521	93,799
SunPower Corp.—Class B* (Electrical Components & Equipment)	3,018	72,281
Superior Energy Services, Inc.* (Oil & Gas Services)	5,030	86,868
Swift Energy Co.* (Oil & Gas)	2,012	33,500
Tesoro Petroleum Corp. (Oil & Gas)	9,557	121,661
TETRA Technologies, Inc.* (Oil & Gas Services)	5,030	40,039
The Williams Cos., Inc. (Pipelines)	38,731	604,591
Tidewater, Inc. (Oil & Gas Services)	3,521	150,945
Transocean, Ltd.* (Oil & Gas)	21,629	1,606,818
Ultra Petroleum Corp.* (Oil & Gas)	10,060	392,340
Unit Corp.* (Oil & Gas)	3,018	83,206
Valero Energy Corp. (Oil & Gas)	37,725	637,175
W&T Offshore, Inc. (Oil & Gas)	2,515	24,496
Weatherford International, Ltd.* (Oil & Gas Services)	46,779	914,997
Whiting Petroleum Corp.* (Oil & Gas)	3,521	123,798
XTO Energy, Inc. (Oil & Gas)	38,731	1,477,200

TOTAL COMMON STOCKS
(Cost $42,397,637)		69,987,860

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $56,000 (Collateralized by $55,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $57,192)	$56,000	56,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $16,000 (Collateralized by $16,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $17,145)	16,000	16,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $82,000 (Collateralized by $79,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $84,654)	82,000	82,000

TOTAL REPURCHASE AGREEMENTS
(Cost $154,000)		154,000

TOTAL INVESTMENT SECURITIES
(Cost $42,551,637)—93.8%		70,141,860
Net other assets (liabilities)—6.2%		4,655,345

NET ASSETS—100.0%		$74,797,205

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$4,998,500	$(1,500)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Electric	0.2%
Electrical Components & Equipment	0.2%
Energy-Alternate Sources	0.8%
Gas	0.5%
Machinery-Diversified	NM
Oil & Gas	75.9%
Oil & Gas Services	14.5%
Pipelines	1.4%
Transportation	0.1%
Other**	6.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$42,551,637

Securities, at value	69,987,860
Repurchase agreements, at value	154,000

Total Investment Securities, at value	70,141,860
Cash	490
Dividends and interest receivable	53,893
Receivable for capital shares issued	5,963
Receivable for investments sold	5,785,662
Prepaid expenses	618

Total Assets	75,988,486

Liabilities:
Payable for capital shares redeemed	1,028,751
Unrealized loss on swap agreements	1,500
Advisory fees payable	47,427
Management services fees payable	6,324
Administration fees payable	2,727
Administrative services fees payable	28,471
Distribution fees payable	22,408
Trustee fees payable	4
Transfer agency fees payable	4,339
Fund accounting fees payable	5,484
Compliance services fees payable	1,681
Other accrued expenses	42,165

Total Liabilities	1,191,281

Net Assets	$74,797,205

Net Assets consist of:
Capital	$53,358,269
Accumulated net investment income (loss)	188,115
Accumulated net realized gains (losses) on investments	(6,337,902)
Net unrealized appreciation (depreciation) on investments	27,588,723

Net Assets	$74,797,205

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,918,795

Net Asset Value (offering and redemption price per share)	$38.98

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$792,999
Interest	154

Total Investment Income	793,153

Expenses:
Advisory fees	275,259
Management services fees	36,701
Administration fees	15,185
Transfer agency fees	23,502
Administrative services fees	121,909
Distribution fees	91,753
Custody fees	4,942
Fund accounting fees	30,861
Trustee fees	510
Compliance services fees	527
Other fees	48,780

Total Gross Expenses before reductions	649,929
Less Expenses reduced by the Advisor	(44,891)

Total Net Expenses	605,038

Net Investment Income (Loss)	188,115

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(5,566,073)
Net realized gains (losses) on swap agreements	488,164
Change in net unrealized appreciation/depreciation on investments	3,039,696

Net Realized and Unrealized Gains (Losses) on Investments	(2,038,213)

Change in Net Assets Resulting from Operations	$(1,850,098)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$188,115	$(374,733)
Net realized gains (losses) on investments	(5,077,909)	12,673,742
Change in net unrealized appreciation/depreciation on investments	3,039,696	(71,661,438)

Change in net assets resulting from operations	(1,850,098)	(59,362,429)

Distributions to Shareholders From:
Net realized gains on investments	—	(9,481,205)

Change in net assets resulting from distributions	—	(9,481,205)

Capital Transactions:
Proceeds from shares issued	53,857,223	253,051,037
Dividends reinvested	—	9,481,205
Value of shares redeemed	(43,885,382)	(321,884,024)

Change in net assets resulting from capital transactions	9,971,841	(59,351,782)

Change in net assets	8,121,743	(128,195,416)
Net Assets:
Beginning of period	66,675,462	194,870,878

End of period	$74,797,205	$66,675,462

Accumulated net investment income (loss)	$188,115	$—

Share Transactions:
Issued	1,388,695	4,116,122
Reinvested	—	177,650
Redeemed	(1,186,386)	(5,499,141)

Change in shares	202,309	(1,205,369)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$38.84		$66.69	$51.51	$47.02	$36.63	$28.33

Investment Activities:
Net investment income (loss)(a)	0.10		(0.15)	(0.17)	(0.08)	(0.15)	(0.05)
Net realized and unrealized gains (losses) on investments	0.04	(b)	(23.29)	16.79	9.13	11.64	8.37

Total income (loss) from investment activities	0.14		(23.44)	16.62	9.05	11.49	8.32

Distributions to Shareholders From:
Net realized gains on investments	—		(4.41)	(1.44)	(4.56)	(1.10)	(0.02)

Net Asset Value, End of Period	$38.98		$38.84	$66.69	$51.51	$47.02	$36.63

Total Return	0.36	%(c)	(36.95)%	32.48%	20.63%	31.31%	29.36%
Ratios to Average Net Assets:
Gross expenses(d)	1.77%		1.73%	1.71%	1.76%	1.86%	1.92%
Net expenses(d)	1.65%		1.63%	1.63%	1.68%	1.86%	1.92%
Net investment income (loss)(d)	0.51%		(0.25)%	(0.30)%	(0.15)%	(0.34)%	(0.16)%
Supplemental Data:
Net assets, end of period (000’s)	$74,797		$66,675	$194,871	$144,216	$148,466	$85,137
Portfolio turnover rate(e)	61	%(c)	147%	180%	166%	298%	470%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	82%
Swap Agreements	18%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	24.3%
Pfizer, Inc.	16.3%
Abbott Laboratories	8.8%
Merck & Co., Inc.	4.7%
Bristol-Myers Squibb Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	June 30, 2009
(unaudited)

Common Stocks (81.7%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	25,028	$1,177,317
Alkermes, Inc.* (Pharmaceuticals)	2,106	22,787
Allergan, Inc. (Pharmaceuticals)	6,552	311,744
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	936	29,372
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,888	627,335
Cephalon, Inc.* (Pharmaceuticals)	1,638	92,793
Eli Lilly & Co. (Pharmaceuticals)	17,794	616,384
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,340	41,933
Enzon Pharmaceuticals, Inc.* (Biotechnology)	936	7,366
Forest Laboratories, Inc.* (Pharmaceuticals)	6,552	164,521
Hospira, Inc.* (Pharmaceuticals)	3,510	135,205
Johnson & Johnson (Healthcare-Products)	57,370	3,258,616
King Pharmaceuticals, Inc.* (Pharmaceuticals)	5,382	51,829
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,170	19,094
Merck & Co., Inc. (Pharmaceuticals)	22,630	632,735
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,552	85,504
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	702	10,635
Perrigo Co. (Pharmaceuticals)	1,872	52,004
Pfizer, Inc. (Pharmaceuticals)	145,548	2,183,220
Schering-Plough Corp. (Pharmaceuticals)	24,366	612,074
Sepracor, Inc.* (Pharmaceuticals)	2,340	40,529
The Medicines Co.* (Pharmaceuticals)	1,170	9,816
Theravance, Inc.* (Pharmaceuticals)	1,170	17,129
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,404	36,111
Warner Chilcott, Ltd.* (Pharmaceuticals)	1,872	24,617
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,340	78,764
Wyeth (Pharmaceuticals)	13,782	625,565

TOTAL COMMON STOCKS
(Cost $9,818,587)		10,964,999

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $6,000 (Collateralized by $6,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $6,150)	$ 6,000	6,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,072)	1,000	1,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $10,000 (Collateralized by $10,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $10,716)	10,000	10,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000)		17,000

TOTAL INVESTMENT SECURITIES
(Cost $9,835,587)—81.8%		10,981,999
Net other assets (liabilities)—18.2%		2,447,637

NET ASSETS—100.0%		$13,429,636

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$2,499,250	$(750)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Biotechnology	0.1%
Healthcare-Products	24.5%
Pharmaceuticals	57.1%
Other**	18.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$9,835,587

Securities, at value	10,964,999
Repurchase agreements, at value	17,000

Total Investment Securities, at value	10,981,999
Cash	334
Dividends and interest receivable	18,424
Receivable for capital shares issued	453,536
Receivable for investments sold	2,462,120
Prepaid expenses	86

Total Assets	13,916,499

Liabilities:
Payable for investments purchased	459,377
Payable for capital shares redeemed	397
Unrealized loss on swap agreements	750
Advisory fees payable	6,579
Management services fees payable	877
Administration fees payable	432
Administrative services fees payable	4,760
Distribution fees payable	3,877
Trustee fees payable	1
Transfer agency fees payable	688
Fund accounting fees payable	870
Compliance services fees payable	283
Other accrued expenses	7,972

Total Liabilities	486,863

Net Assets	$13,429,636

Net Assets consist of:
Capital	$23,591,941
Accumulated net investment income (loss)	532,382
Accumulated net realized gains (losses) on investments	(11,840,349)
Net unrealized appreciation (depreciation) on investments	1,145,662

Net Assets	$13,429,636

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	686,359

Net Asset Value (offering and redemption price per share)	$19.57

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$468,427
Interest	31

Total Investment Income	468,458

Expenses:
Advisory fees	74,366
Management services fees	9,915
Administration fees	3,730
Transfer agency fees	5,917
Administrative services fees	31,954
Distribution fees	24,789
Custody fees	2,531
Fund accounting fees	7,771
Trustee fees	150
Compliance services fees	93
Other fees	11,671

Total Gross Expenses before reductions	172,887
Less Expenses reduced by the Advisor	(10,158)

Total Net Expenses	162,729

Net Investment Income (Loss)	305,729

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,338,339)
Net realized gains (losses) on swap agreements	57,784
Change in net unrealized appreciation/depreciation on investments	47,880

Net Realized and Unrealized Gains (Losses) on Investments	(3,232,675)

Change in Net Assets Resulting from Operations	$(2,926,946)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$305,729	$226,653
Net realized gains (losses) on investments	(3,280,555)	(2,497,767)
Change in net unrealized appreciation/depreciation on investments	47,880	(901,880)

Change in net assets resulting from operations	(2,926,946)	(3,172,994)

Distributions to Shareholders From:
Net investment income	—	(240,807)

Change in net assets resulting from distributions	—	(240,807)

Capital Transactions:
Proceeds from shares issued	43,048,959	59,188,624
Dividends reinvested	—	240,807
Value of shares redeemed	(38,816,283)	(56,402,562)

Change in net assets resulting from capital transactions	4,232,676	3,026,869

Change in net assets	1,305,730	(386,932)
Net Assets:
Beginning of period	12,123,906	12,510,838

End of period	$13,429,636	$12,123,906

Accumulated net investment income (loss)	$532,382	$226,653

Share Transactions:
Issued	2,205,989	2,641,114
Reinvested	—	10,828
Redeemed	(2,120,676)	(2,542,131)

Change in shares	85,313	109,811

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$20.17		$25.47	$25.27	$22.56	$23.54	$25.93

Investment Activities:
Net investment income (loss)(a)	0.29		0.44	0.32	0.25	0.15	0.08
Net realized and unrealized gains (losses) on investments	(0.89)		(5.37)	0.26	2.51	(1.05)	(2.47)

Total income (loss) from investment activities	(0.60)		(4.93)	0.58	2.76	(0.90)	(2.39)

Distributions to Shareholders From:
Net investment income	—		(0.37)	(0.38)	(0.05)	(0.08)	—

Net Asset Value, End of Period	$19.57		$20.17	$25.47	$25.27	$22.56	$23.54

Total Return	(2.97	)%(b)	(19.51)%	2.32%	12.18%	(3.82)%	(9.22)%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.77%	1.73%	1.75%	1.93%	1.97%
Net expenses(c)	1.64%		1.63%	1.63%	1.70%	1.93%	1.97%
Net investment income (loss)(c)	3.09%		1.99%	1.22%	1.02%	0.65%	0.32%
Supplemental Data:
Net assets, end of period (000’s)	$13,430		$12,124	$12,511	$21,079	$10,780	$11,803
Portfolio turnover rate(d)	243	%(b)	579%	443%	454%	853%	1,223%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP ProFund VP Precious Metals (unaudited)	Schedule of Portfolio Investments June 30, 2009

U.S. Government Agency Obligations (18.4%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$18,674,000	$18,673,995

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,673,995)		18,673,995

U.S. Treasury Obligations (13.7%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	13,859,000	13,858,996

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,858,996)		13,858,996

Repurchase Agreements (73.2%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,587,000 (Collateralized by $18,497,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $18,958,932)	18,587,000	18,587,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,561,010 (Collateralized by $18,800,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $18,937,752)	18,561,000	18,561,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,605,005 (Collateralized by $17,711,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $18,978,591)	18,605,000	18,605,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,551,005 (Collateralized by $18,850,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $18,923,633)	18,551,000	18,551,000

TOTAL REPURCHASE AGREEMENTS
(Cost $74,304,000)		74,304,000

TOTAL INVESTMENT SECURITIES
(Cost $106,836,991)—105.3%		106,836,991
Net other assets (liabilities)—(5.3)%		(5,380,957)

NET ASSETS—100.0%		$101,456,034

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $33,960,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$497,773	$9,258
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	101,169,428	(4,819,704)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$106,836,991

Securities, at value	32,532,991
Repurchase agreements, at value	74,304,000

Total Investment Securities, at value	106,836,991
Cash	541
Interest receivable	21
Receivable for capital shares issued	66,953
Unrealized gain on swap agreements	9,258
Prepaid expenses	776

Total Assets	106,914,540

Liabilities:
Payable for capital shares redeemed	454,405
Unrealized loss on swap agreements	4,819,704
Advisory fees payable	60,328
Management services fees payable	8,044
Administration fees payable	3,512
Administrative services fees payable	35,097
Distribution fees payable	28,089
Trustee fees payable	5
Transfer agency fees payable	5,588
Fund accounting fees payable	7,062
Compliance services fees payable	2,277
Other accrued expenses	34,395

Total Liabilities	5,458,506

Net Assets	$101,456,034

Net Assets consist of:
Capital	$153,030,492
Accumulated net investment income (loss)	248,185
Accumulated net realized gains (losses) on investments	(47,012,197)
Net unrealized appreciation (depreciation) on investments	(4,810,446)

Net Assets	$101,456,034

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,876,228

Net Asset Value (offering and redemption price per share)	$35.27

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$63,092

Expenses:
Advisory fees	359,048
Management services fees	47,873
Administration fees	18,489
Transfer agency fees	28,748
Administrative services fees	160,102
Distribution fees	119,683
Custody fees	3,489
Fund accounting fees	37,327
Trustee fees	588
Compliance services fees	740
Other fees	64,281

Total Gross Expenses before reductions	840,368
Less Expenses reduced by the Advisor	(51,235)

Total Net Expenses	789,133

Net Investment Income (Loss)	(726,041)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	14,004,170
Change in net unrealized appreciation/depreciation on investments	(6,232,039)

Net Realized and Unrealized Gains (Losses) on Investments	7,772,131

Change in Net Assets Resulting from Operations	$7,046,090

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(726,041)	$974,226
Net realized gains (losses) on investments	14,004,170	(57,868,281)
Change in net unrealized appreciation/depreciation on investments	(6,232,039)	(2,602,597)

Change in net assets resulting from operations	7,046,090	(59,496,652)

Distributions to Shareholders From:
Net investment income	—	(4,171,098)
Net realized gains on investments	—	(9,228,293)

Change in net assets resulting from distributions	—	(13,399,391)

Capital Transactions:
Proceeds from shares issued	96,670,904	274,007,209
Dividends reinvested	—	13,399,391
Value of shares redeemed	(93,865,192)	(285,148,654)

Change in net assets resulting from capital transactions	2,805,712	2,257,946

Change in net assets	9,851,802	(70,638,097)
Net Assets:
Beginning of period	91,604,232	162,242,329

End of period	$101,456,034	$91,604,232

Accumulated net investment income (loss)	$248,185	$974,226

Share Transactions:
Issued	2,959,450	5,742,054
Reinvested	—	402,747
Redeemed	(3,012,528)	(6,346,627)

Change in shares	(53,078)	(201,826)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$31.27		$51.82	$43.80	$41.15	$32.58	$40.99

Investment Activities:
Net investment income (loss)(a)	(0.25)		0.31	1.57	1.46	0.45	(0.20)
Net realized and unrealized gains (losses) on investments	4.25		(15.95)	8.11	1.55	8.12	(3.64)

Total income (loss) from investment activities	4.00		(15.64)	9.68	3.01	8.57	(3.84)

Distributions to Shareholders From:
Net investment income	—		(1.53)	(1.66)	(0.36)	—	—
Net realized gains on investments	—		(3.38)	—	—	—	(4.57)

Total distributions	—		(4.91)	(1.66)	(0.36)	—	(4.57)

Net Asset Value, End of Period	$35.27		$31.27	$51.82	$43.80	$41.15	$32.58

Total Return	12.79	%(b)	(30.76)%	22.46%	7.36%	26.30%	(9.92)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.71%	1.70%	1.74%	1.86%	1.87%
Net expenses(c)	1.65%		1.63%	1.63%	1.70%	1.86%	1.87%
Net investment income (loss)(c)	(1.52)%		0.68%	3.41%	3.30%	1.38%	(0.58)%

Supplemental Data:
Net assets, end of period (000’s)	$101,456		$91,604	$162,242	$125,274	$113,173	$60,432
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Simon Property Group, Inc.	8.5%
Public Storage, Inc.	4.9%
Annaly Mortgage Management, Inc.	4.9%
Vornado Realty Trust	4.3%
Boston Properties, Inc.	3.8%

Dow Jones U.S. Real Estate Index - Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	June 30, 2009
(unaudited)

Common Stocks (100.4%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	1,919	$68,681
AMB Property Corp. (REIT)	7,171	134,886
American Campus Communities, Inc. (REIT)	2,525	56,004
Annaly Mortgage Management, Inc. (REIT)	26,563	402,164
Apartment Investment and Management Co.—Class A (REIT)	5,656	50,056
Avalonbay Communities, Inc. (REIT)	3,838	214,698
BioMed Realty Trust, Inc. (REIT)	4,747	48,562
Boston Properties, Inc. (REIT)	6,666	317,968
Brandywine Realty Trust (REIT)	6,060	45,147
BRE Properties, Inc.—Class A (REIT)	2,525	59,994
Brookfield Properties Corp. (Real Estate)	9,898	78,887
Camden Property Trust (REIT)	3,232	89,203
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	10,908	102,099
CBL & Associates Properties, Inc. (REIT)	6,363	34,297
Chimera Investment Corp. (REIT)	29,492	102,927
Colonial Properties Trust (REIT)	2,323	17,190
Corporate Office Properties Trust (REIT)	2,828	82,945
Cousins Properties, Inc. (REIT)	2,020	17,170
DCT Industrial Trust, Inc. (REIT)	9,494	38,736
Developers Diversified Realty Corp. (REIT)	6,666	32,530
DiamondRock Hospitality Co. (REIT)	5,252	32,878
Digital Realty Trust, Inc. (REIT)	3,434	123,109
Douglas Emmett, Inc. (REIT)	5,959	53,571
Duke-Weeks Realty Corp. (REIT)	10,908	95,663
Entertainment Properties Trust (REIT)	1,717	35,370
Equity Lifestyle Properties, Inc. (REIT)	1,111	41,307
Equity Residential Properties Trust (REIT)	13,332	296,370
Essex Property Trust, Inc. (REIT)	1,313	81,708
Federal Realty Investment Trust (REIT)	2,828	145,699
Forest City Enterprises, Inc.—Class A (Real Estate)	5,454	35,996
Forestar Group, Inc.* (Real Estate)	1,717	20,398
Franklin Street Properties Corp. (REIT)	3,131	41,486
Hatteras Financial Corp. (REIT)	1,717	49,089
HCP, Inc. (REIT)	13,332	282,505
Health Care REIT, Inc. (REIT)	5,353	182,537
Healthcare Realty Trust, Inc. (REIT)	2,828	47,595
Highwoods Properties, Inc. (REIT)	3,434	76,819
Home Properties, Inc. (REIT)	1,616	55,106
Hospitality Properties Trust (REIT)	5,353	63,647
Host Marriott Corp. (REIT)	29,088	244,048
HRPT Properties Trust (REIT)	11,009	44,697
Jones Lang LaSalle, Inc. (Real Estate)	2,020	66,115
Kilroy Realty Corp. (REIT)	2,020	41,491
Kimco Realty Corp. (REIT)	18,382	184,739
LaSalle Hotel Properties (REIT)	3,131	38,637
Lexington Realty Trust (REIT)	3,939	13,393
Liberty Property Trust (REIT)	5,151	118,679
Mack-Cali Realty Corp. (REIT)	3,737	85,204
MFA Financial, Inc. (REIT)	10,807	74,784
Mid-America Apartment Communities, Inc. (REIT)	1,414	51,908
National Retail Properties, Inc. (REIT)	3,939	68,342
Nationwide Health Properties, Inc. (REIT)	4,949	127,387
OMEGA Healthcare Investors, Inc. (REIT)	4,040	62,701
Plum Creek Timber Co., Inc. (Forest Products & Paper)	7,979	237,615
Post Properties, Inc. (REIT)	2,121	28,506
Potlatch Corp. (Forest Products & Paper)	1,919	46,612
ProLogis (REIT)	21,614	174,209
Public Storage, Inc. (REIT)	6,262	410,036
Rayonier, Inc. (Forest Products & Paper)	3,838	139,511
Realty Income Corp. (REIT)	5,050	110,696
Redwood Trust, Inc. (REIT)	3,333	49,195
Regency Centers Corp. (REIT)	3,939	137,510
Senior Housing Properties Trust (REIT)	5,858	95,603
Simon Property Group, Inc. (REIT)	13,666	702,842
SL Green Realty Corp. (REIT)	3,636	83,410
St. Joe Co.* (Real Estate)	4,444	117,722
Sunstone Hotel Investors, Inc. (REIT)	3,535	18,912
Tanger Factory Outlet Centers, Inc. (REIT)	1,515	49,131
Taubman Centers, Inc. (REIT)	2,525	67,821
The Macerich Co. (REIT)	3,975	70,000
UDR, Inc. (REIT)	7,272	75,120
Ventas, Inc. (REIT)	7,676	229,205
Vornado Realty Trust (REIT)	7,979	359,294
Washington REIT (REIT)	2,828	63,262
Weingarten Realty Investors (REIT)	5,858	85,000

TOTAL COMMON STOCKS
(Cost $6,065,214)		8,328,334

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	June 30, 2009
(unaudited)

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $8,000 (Collateralized by $8,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $8,200)	$8,000	$8,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $2,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $2,143)	2,000	2,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $13,000 (Collateralized by $13,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $13,930)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,000)		23,000

TOTAL INVESTMENT SECURITIES
(Cost $6,088,214)—100.7%		8,351,334
Net other assets (liabilities)—(0.7)%		(60,153)

NET ASSETS—100.0%		$8,291,181

*	Non-income producing security
ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Forest Products & Paper	5.2%
REIT	90.2%
Real Estate	5.0%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate
(unaudited)

Statement of Assets and Liabilities
June 30,2009

Assets:
Total Investment Securities, at cost	$6,088,214

Securities, at value	8,328,334
Repurchase agreements, at value	23,000

Total Investment Securities, at value	8,351,334
Cash	951
Dividends and interest receivable	45,729
Receivable for capital shares issued	488,871
Prepaid expenses	72

Total Assets	8,886,957

Liabilities:
Payable for investments purchased	577,226
Payable for capital shares redeemed	693
Advisory fees payable	4,239
Management services fees payable	565
Administration fees payable	295
Administrative services fees payable	2,721
Distribution fees payable	1,952
Transfer agency fees payable	469
Fund accounting fees payable	593
Compliance services fees payable	175
Other accrued expenses	6,848

Total Liabilities	595,776

Net Assets	$8,291,181

Net Assets consist of:
Capital	$15,217,623
Accumulated net investment income (loss)	675,828
Accumulated net realized gains (losses) on investments	(9,865,390)
Net unrealized appreciation (depreciation) on investments	2,263,120

Net Assets	$8,291,181

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	324,015

Net Asset Value (offering and redemption price per share)	$25.59

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$291,697
Interest	6

Total Investment Income	291,703

Expenses:
Advisory fees	30,276
Management services fees	4,037
Administration fees	1,795
Transfer agency fees	2,745
Administrative services fees	14,091
Distribution fees	10,092
Custody fees	5,125
Fund accounting fees	3,841
Trustee fees	60
Compliance services fees	22
Other fees	6,947

Total Gross Expenses before reductions	79,031
Less Expenses reduced by the Advisor	(12,449)

Total Net Expenses	66,582

Net Investment Income (Loss)	225,121

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(619,650)
Change in net unrealized appreciation/depreciation on investments	(796,384)

Net Realized and Unrealized Gains (Losses) on Investments	(1,416,034)

Change in Net Assets Resulting from Operations	$(1,190,913)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$225,121	$450,707
Net realized gains (losses) on investments	(619,650)	(3,182,395)
Change in net unrealized appreciation/depreciation on investments	(796,384)	(8,690,896)

Change in net assets resulting from operations	(1,190,913)	(11,422,584)

Distributions to Shareholders From:
Net realized gains on investments	—	(272,684)

Change in net assets resulting from distributions	—	(272,684)

Capital Transactions:
Proceeds from shares issued	21,885,418	100,452,040
Dividends reinvested	—	272,684
Value of shares redeemed	(25,155,215)	(105,081,642)

Change in net assets resulting from capital transactions	(3,269,797)	(4,356,918)

Change in net assets	(4,460,710)	(16,052,186)
Net Assets:
Beginning of period	12,751,891	28,804,077

End of period	$8,291,181	$12,751,891

Accumulated net investment income (loss)	$675,828	$450,707

Share Transactions:
Issued	908,316	2,216,541
Reinvested	—	5,786
Redeemed	(1,028,519)	(2,360,747)

Change in shares	(120,203)	(138,420)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$28.71		$49.44	$65.64	$52.36	$50.49	$40.89

Investment Activities:
Net investment income (loss)(a)	0.66		0.86	0.07	0.68	0.59	1.04
Net realized and unrealized gains (losses) on investments	(3.78)		(21.04)	(12.64)	16.04	2.78	9.86

Total income (loss) from investment activities	(3.12)		(20.18)	(12.57)	16.72	3.37	10.90

Distributions to Shareholders From:
Net investment income	—		—	(0.89)	(0.34)	(1.50)	(0.82)
Net realized gains on investments	—		(0.55)	(2.74)	(3.10)	—	(0.38)
Return of capital	—		—	—	—	—	(0.10)

Total distributions	—		(0.55)	(3.63)	(3.44)	(1.50)	(1.30)

Net Asset Value, End of Period	$25.59		$28.71	$49.44	$65.64	$52.36	$50.49

Total Return	(10.87	)%(b)	(41.25)%	(19.61)%	32.49%	6.75%	27.20%

Ratios to Average Net Assets:
Gross expenses(c)	1.96%		1.79%	1.73%	1.76%	1.89%	1.93%
Net expenses(c)	1.65%		1.63%	1.63%	1.70%	1.89%	1.93%
Net investment income (loss)(c)	5.58%		1.90%	0.11%	1.13%	1.17%	2.35%

Supplemental Data:
Net assets, end of period (000’s)	$8,291		$12,752	$28,804	$70,460	$34,594	$79,668
Portfolio turnover rate(d)	254	%(b)	418%	603%	719%	1,105%	1,184%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Swap Agreements	13%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Intel Corp.	24.6%
Texas Instruments, Inc.	10.8%
Applied Materials, Inc.	5.9%
Broadcom Corp.—Class A	4.2%
Analog Devices, Inc.	2.8%

Dow Jones U.S. Semiconductors Index - Composition
The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	June 30, 2009
(unaudited)

Common Stocks (87.8%)
	Shares	Value

Advanced Micro Devices, Inc.* (Semiconductors)	9,450	$36,571
Altera Corp. (Semiconductors)	4,550	74,074
Amkor Technology, Inc.* (Semiconductors)	1,750	8,278
Analog Devices, Inc. (Semiconductors)	4,375	108,412
Applied Materials, Inc. (Semiconductors)	20,650	226,530
Applied Micro Circuits Corp.* (Semiconductors)	1,050	8,537
Atheros Communications* (Telecommunications)	875	16,835
Atmel Corp.* (Semiconductors)	6,125	22,846
ATMI, Inc.* (Semiconductors)	525	8,153
Broadcom Corp.—Class A* (Semiconductors)	6,475	160,515
Cabot Microelectronics Corp.* (Chemicals)	350	9,902
Cree Research, Inc.* (Semiconductors)	1,225	36,003
Cymer, Inc.* (Electronics)	525	15,608
Cypress Semiconductor Corp.* (Semiconductors)	2,275	20,930
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,925	13,456
FormFactor, Inc.* (Semiconductors)	700	12,068
Integrated Device Technology, Inc.* (Semiconductors)	2,450	14,798
Intel Corp. (Semiconductors)	57,400	949,970
InterDigital, Inc.* (Telecommunications)	700	17,108
International Rectifier Corp.* (Semiconductors)	1,050	15,551
Intersil Corp.—Class A (Semiconductors)	1,925	24,197
KLA -Tencor Corp. (Semiconductors)	2,625	66,281
Lam Research Corp.* (Semiconductors)	1,925	50,050
Linear Technology Corp. (Semiconductors)	3,150	73,552
LSI Logic Corp.* (Semiconductors)	9,975	45,486
Marvell Technology Group, Ltd.* (Semiconductors)	7,525	87,591
Maxim Integrated Products, Inc. (Semiconductors)	4,725	74,135
MEMC Electronic Materials, Inc.* (Semiconductors)	3,500	62,335
Micrel, Inc. (Semiconductors)	700	5,124
Microchip Technology, Inc. (Semiconductors)	2,800	63,140
Micron Technology, Inc.* (Semiconductors)	12,950	65,527
Microsemi Corp.* (Semiconductors)	1,225	16,905
National Semiconductor Corp. (Semiconductors)	3,500	43,925
Novellus Systems, Inc.* (Semiconductors)	1,575	26,303
NVIDIA Corp.* (Semiconductors)	8,400	94,836
OmniVision Technologies, Inc.* (Semiconductors)	700	7,273
ON Semiconductor Corp.* (Semiconductors)	6,475	44,418
PMC-Sierra, Inc.* (Semiconductors)	3,325	26,467
Rambus, Inc.* (Semiconductors)	1,575	24,397
RF Micro Devices, Inc.* (Telecommunications)	3,675	13,818
SanDisk Corp.* (Computers)	3,500	51,415
Semtech Corp.* (Semiconductors)	875	13,921
Silicon Laboratories, Inc.* (Semiconductors)	700	26,558
Skyworks Solutions, Inc.* (Semiconductors)	2,625	25,673
Teradyne, Inc.* (Semiconductors)	2,625	18,008
Tessera Technologies, Inc.* (Semiconductors)	700	17,703
Texas Instruments, Inc. (Semiconductors)	19,600	417,480
TriQuint Semiconductor, Inc.* (Semiconductors)	2,275	12,080
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,050	25,190
Xilinx, Inc. (Semiconductors)	4,200	85,932
Zoran Corp.* (Semiconductors)	700	7,630

TOTAL COMMON STOCKS
(Cost $2,629,987)		3,393,495

Repurchase Agreements (0.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,100)	$4,000	4,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,072)	1,000	1,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $6,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $6,429)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,000)		11,000

TOTAL INVESTMENT SECURITIES
(Cost $2,640,987)—88.1%		3,404,495
Net other assets (liabilities)—11.9%		459,770

NET ASSETS—100.0%		$3,864,265

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	June 30, 2009
(unaudited)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$499,850	$(150)
ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Chemicals		0.3%
Computers		1.3%
Electronics		0.4%
Semiconductors		84.6%
Telecommunications		1.2%
Other**		12.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$2,640,987

Securities, at value	3,393,495
Repurchase agreements, at value	11,000

Total Investment Securities, at value	3,404,495
Cash	219
Dividends and interest receivable	275
Receivable for capital shares issued	490,039
Receivable for investments sold	463,388
Prepaid expenses	55

Total Assets	4,358,471

Liabilities:
Payable for investments purchased	485,046
Unrealized loss on swap agreements	150
Advisory fees payable	1,564
Management services fees payable	209
Administration fees payable	108
Administrative services fees payable	993
Distribution fees payable	712
Transfer agency fees payable	172
Fund accounting fees payable	217
Compliance services fees payable	75
Other accrued expenses	4,960

Total Liabilities	494,206

Net Assets	$3,864,265

Net Assets consist of:
Capital	$8,192,051
Accumulated net investment income (loss)	15,387
Accumulated net realized gains (losses) on investments	(5,106,531)
Net unrealized appreciation (depreciation) on investments	763,358

Net Assets	$3,864,265

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	282,480

Net Asset Value (offering and redemption price per share)	$13.68

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$45,894
Interest	10

Total Investment Income	45,904

Expenses:
Advisory fees	13,884
Management services fees	1,851
Administration fees	931
Transfer agency fees	1,453
Administrative services fees	6,468
Distribution fees	4,628
Custody fees	4,710
Fund accounting fees	2,213
Trustee fees	28
Compliance services fees	53
Other fees	2,890

Total Gross Expenses before reductions	39,109
Less Expenses reduced by the Advisor	(8,592)

Total Net Expenses	30,517

Net Investment Income (Loss)	15,387

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	57,301
Net realized gains (losses) on swap agreements	16,315
Change in net unrealized appreciation/depreciation on investments	678,725

Net Realized and Unrealized Gains (Losses) on Investments	752,341

Change in Net Assets Resulting from Operations	$767,728

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$15,387	$(6,876)
Net realized gains (losses) on investments	73,616	(138,252)
Change in net unrealized appreciation/depreciation on investments	678,725	(1,915,742)

Change in net assets resulting from operations	767,728	(2,060,870)

Capital Transactions:
Proceeds from shares issued	11,049,890	12,103,146
Value of shares redeemed	(9,164,126)	(14,128,718)

Change in net assets resulting from capital transactions	1,885,764	(2,025,572)

Change in net assets	2,653,492	(4,086,442)
Net Assets:
Beginning of period	1,210,773	5,297,215

End of period	$3,864,265	$1,210,773

Accumulated net investment income (loss)	$15,387	$—

Share Transactions:
Issued	917,806	658,816
Redeemed	(745,958)	(791,326)

Change in shares	171,848	(132,510)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$10.94		$21.79	$20.35	$22.18	$22.00	$29.34

Investment Activities:
Net investment income (loss)(a)	0.05		(0.04)	(0.14)	(0.21)	(0.30)	(0.39)
Net realized and unrealized gains (losses) on investments	2.69		(10.81)	1.58	(1.36)	2.20	(6.54)

Total income (loss) from investment activities	2.74		(10.85)	1.44	(1.57)	1.90	(6.93)

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(0.26)	(1.72)	(0.41)

Net Asset Value, End of Period	$13.68		$10.94	$21.79	$20.35	$22.18	$22.00

Total Return	25.05	%(b)	(49.79)%	7.08%	(7.09)%	8.64%	(23.54)%

Ratios to Average Net Assets:
Gross expenses(c)	2.11%		1.96%	1.83%	1.89%	1.98%	1.99%
Net expenses(c)	1.65%		1.63%	1.63%	1.80%	1.98%	1.98%
Net investment income (loss)(c)	0.83%		(0.21)%	(0.63)%	(0.96)%	(1.34)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$3,864		$1,211	$5,297	$5,998	$13,682	$10,851
Portfolio turnover rate(d)	313	%(b)	418%	748%	722%	1,245%	1,460%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	12.1%
International Business Machines Corp.	8.8%
Apple Computer, Inc.	8.2%
Cisco Systems, Inc.	6.9%
Google, Inc.—Class A	6.4%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	55%
Software and Computer Services	45%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2009
(unaudited)

Common Stocks (97.7%)
	Shares	Value

3Com Corp.* (Telecommunications)	3,912	$18,425
ACI Worldwide, Inc.* (Software)	489	6,826
ADC Telecommunications, Inc.* (Telecommunications)	978	7,785
Adobe Systems, Inc.* (Software)	5,379	152,226
ADTRAN, Inc. (Telecommunications)	489	10,499
Advanced Micro Devices, Inc.* (Semiconductors)	6,357	24,602
Akamai Technologies, Inc.* (Internet)	1,956	37,516
Allscripts Healthcare Solutions, Inc. (Software)	489	7,756
Altera Corp. (Semiconductors)	2,934	47,765
Amdocs, Ltd.* (Telecommunications)	1,956	41,956
American Tower Corp.* (Telecommunications)	3,912	123,345
Amkor Technology, Inc.* (Semiconductors)	978	4,626
Analog Devices, Inc. (Semiconductors)	2,934	72,704
ANSYS, Inc.* (Software)	978	30,474
Apple Computer, Inc.* (Computers)	9,291	1,323,317
Applied Materials, Inc. (Semiconductors)	14,181	155,566
Applied Micro Circuits Corp.* (Semiconductors)	489	3,976
Ariba, Inc.* (Internet)	978	9,624
Arris Group, Inc.* (Telecommunications)	1,467	17,839
Atheros Communications* (Telecommunications)	489	9,408
Atmel Corp.* (Semiconductors)	4,401	16,416
ATMI, Inc.* (Semiconductors)	489	7,594
Autodesk, Inc.* (Software)	2,445	46,406
Avocent Corp.* (Internet)	489	6,826
Blackboard, Inc.* (Software)	489	14,113
BMC Software, Inc.* (Software)	1,956	66,093
Brightpoint, Inc.* (Distribution/Wholesale)	489	3,066
Broadcom Corp.—Class A* (Semiconductors)	4,401	109,101
Brocade Communications Systems, Inc.* (Computers)	3,912	30,592
CA, Inc. (Software)	4,401	76,709
Cabot Microelectronics Corp.* (Chemicals)	489	13,834
CACI International, Inc.—Class A* (Computers)	489	20,885
Cadence Design Systems, Inc.* (Computers)	2,934	17,311
Cerner Corp.* (Software)	489	30,460
Check Point Software Technologies, Ltd.* (Internet)	1,956	45,907
Ciena Corp.* (Telecommunications)	978	10,122
Cisco Systems, Inc.* (Telecommunications)	60,147	1,121,140
Citrix Systems, Inc.* (Software)	1,956	62,377
Cognizant Technology Solutions Corp.* (Computers)	2,934	78,338
Computer Sciences Corp.* (Computers)	1,467	64,988
Compuware Corp.* (Software)	2,445	16,773
Comtech Telecommunications Corp.* (Telecommunications)	489	15,589
Concur Technologies, Inc.* (Software)	489	15,198
Corning, Inc. (Telecommunications)	16,137	259,160
Cree Research, Inc.* (Semiconductors)	978	28,743
Crown Castle International Corp.* (Telecommunications)	2,445	58,729
CSG Systems International, Inc.* (Software)	489	6,474
Cymer, Inc.* (Electronics)	489	14,538
Cypress Semiconductor Corp.* (Semiconductors)	1,467	13,496
Dell, Inc.* (Computers)	18,093	248,417
Diebold, Inc. (Computers)	489	12,890
Digital River, Inc.* (Internet)	489	17,760
DST Systems, Inc.* (Computers)	489	18,069
Dycom Industries, Inc.* (Engineering & Construction)	489	5,413
EarthLink, Inc.* (Internet)	978	7,247
Echostar Holding Corp.* (Telecommunications)	489	7,795
Electronics for Imaging, Inc.* (Computers)	489	5,213
EMC Corp.* (Computers)	21,027	275,454
Emulex Corp.* (Semiconductors)	978	9,565
Equinix, Inc.* (Internet)	489	35,570
F5 Networks, Inc.* (Internet)	978	33,829
Fair Isaac Corp. (Software)	489	7,560
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,467	10,254
FormFactor, Inc.* (Semiconductors)	489	8,430
Gartner Group, Inc.* (Commercial Services)	489	7,462
Google, Inc.—Class A* (Internet)	2,445	1,030,788
Harmonic, Inc.* (Telecommunications)	978	5,760
Harris Corp. (Telecommunications)	1,467	41,604
Hewlett-Packard Co. (Computers)	24,939	963,892
IAC/InterActiveCorp* (Internet)	978	15,697
Imation Corp. (Computers)	489	3,721
Informatica Corp.* (Software)	978	16,812
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,467	25,672
Insight Enterprises, Inc.* (Retail)	489	4,724
Integrated Device Technology, Inc.* (Semiconductors)	1,956	11,814
Intel Corp. (Semiconductors)	46,191	764,461
InterDigital, Inc.* (Telecommunications)	489	11,951
Intermec, Inc.* (Machinery-Diversified)	489	6,308
International Business Machines Corp. (Computers)	13,692	1,429,719
International Rectifier Corp.* (Semiconductors)	978	14,484

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Intersil Corp.—Class A (Semiconductors)	1,467	$18,440
Intuit, Inc.* (Software)	2,934	82,621
j2 Global Communications, Inc.* (Internet)	489	11,032
JDA Software Group, Inc.* (Software)	489	7,315
JDS Uniphase Corp.* (Telecommunications)	2,445	13,985
Juniper Networks, Inc.* (Telecommunications)	5,379	126,944
KLA-Tencor Corp. (Semiconductors)	1,956	49,389
Lam Research Corp.* (Semiconductors)	1,467	38,142
Lexmark International, Inc.—Class A* (Computers)	978	15,501
Linear Technology Corp. (Semiconductors)	1,956	45,673
LSI Logic Corp.* (Semiconductors)	6,846	31,218
Macrovision Solutions Corp.* (Entertainment)	978	21,330
Marvell Technology Group, Ltd.* (Semiconductors)	4,890	56,920
Maxim Integrated Products, Inc. (Semiconductors)	3,423	53,707
McAfee, Inc.* (Internet)	1,467	61,893
MEMC Electronic Materials, Inc.* (Semiconductors)	2,445	43,545
Mentor Graphics Corp.* (Computers)	978	5,350
Micrel, Inc. (Semiconductors)	489	3,579
Microchip Technology, Inc. (Semiconductors)	1,956	44,108
Micron Technology, Inc.* (Semiconductors)	8,802	44,538
Micros Systems, Inc.* (Computers)	978	24,763
Microsemi Corp.* (Semiconductors)	978	13,496
Microsoft Corp. (Software)	82,641	1,964,377
Motorola, Inc. (Telecommunications)	22,005	145,893
National Semiconductor Corp. (Semiconductors)	2,445	30,685
NCR Corp.* (Computers)	1,467	17,355
NetApp, Inc.* (Computers)	3,423	67,502
Novell, Inc.* (Software)	3,423	15,506
Novellus Systems, Inc.* (Semiconductors)	978	16,333
Nuance Communications, Inc.* (Software)	2,445	29,560
NVIDIA Corp.* (Semiconductors)	5,868	66,250
Omniture, Inc.* (Commercial Services)	978	12,284
OmniVision Technologies, Inc.* (Semiconductors)	489	5,081
ON Semiconductor Corp.* (Semiconductors)	4,401	30,191
Oracle Corp. (Software)	35,198	753,941
Palm, Inc.* (Computers)	1,467	24,308
Parametric Technology Corp.* (Software)	978	11,433
Perot Systems Corp.—Class A* (Computers)	978	14,015
Pitney Bowes, Inc. (Office/Business Equipment)	1,956	42,895
Plantronics, Inc. (Telecommunications)	489	9,247
PMC-Sierra, Inc.* (Semiconductors)	2,445	19,462
Polycom, Inc.* (Telecommunications)	978	19,824
Progress Software Corp.* (Software)	489	10,352
QLogic Corp.* (Semiconductors)	1,467	18,602
Qualcomm, Inc. (Telecommunications)	14,715	665,118
Quest Software, Inc.* (Software)	489	6,817
Rackspace Hosting, Inc.* (Internet)	978	13,555
Rambus, Inc.* (Semiconductors)	978	15,149
Red Hat, Inc.* (Software)	1,956	39,374
RF Micro Devices, Inc.* (Telecommunications)	2,445	9,193
Riverbed Technology, Inc.* (Computers)	489	11,340
S1 Corp.* (Internet)	489	3,374
SAIC, Inc.* (Commercial Services)	1,956	36,284
Salesforce.com, Inc.* (Software)	978	37,330
SanDisk Corp.* (Computers)	2,445	35,917
SAVVIS, Inc.* (Telecommunications)	489	5,604
SBA Communications Corp.—Class A* (Telecommunications)	978	24,000
Seagate Technology (Computers)	4,890	51,149
Semtech Corp.* (Semiconductors)	489	7,780
Silicon Laboratories, Inc.* (Semiconductors)	489	18,553
Skyworks Solutions, Inc.* (Semiconductors)	1,956	19,130
Solera Holdings, Inc.* (Software)	489	12,421
SONICWALL, Inc.* (Internet)	489	2,680
Sonus Networks, Inc.* (Telecommunications)	1,956	3,149
SRA International, Inc.—Class A* (Computers)	489	8,587
Sun Microsystems, Inc.* (Computers)	7,824	72,137
Sybase, Inc.* (Software)	978	30,650
Sycamore Networks, Inc.* (Telecommunications)	1,956	6,122
Symantec Corp.* (Internet)	8,802	136,959
Synaptics, Inc.* (Computers)	489	18,900
Syniverse Holdings, Inc.* (Telecommunications)	489	7,839
Synopsys, Inc.* (Computers)	1,467	28,621
Tech Data Corp.* (Distribution/Wholesale)	489	15,995
Tekelec* (Telecommunications)	489	8,230
Tellabs, Inc.* (Telecommunications)	3,912	22,416
Teradata Corp.* (Computers)	1,956	45,829
Teradyne, Inc.* (Semiconductors)	1,956	13,418
Tessera Technologies, Inc.* (Semiconductors)	489	12,367
Texas Instruments, Inc. (Semiconductors)	13,203	281,224
Tibco Software, Inc.* (Internet)	1,956	14,025
TriQuint Semiconductor, Inc.* (Semiconductors)	1,467	7,790
Unisys Corp.* (Computers)	3,423	5,169
United Online, Inc. (Internet)	978	6,367
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	978	23,462
VeriFone Holdings, Inc.* (Software)	978	7,345
VeriSign, Inc.* (Internet)	1,956	36,147
VMware, Inc.—Class A* (Software)	489	13,335
Websense, Inc.* (Internet)	489	8,724
Western Digital Corp.* (Computers)	2,445	64,792
Wind River Systems, Inc.* (Software)	978	11,208
Xerox Corp. (Office/Business Equipment)	9,291	60,206
Xilinx, Inc. (Semiconductors)	2,934	60,030
Yahoo!, Inc.* (Internet)	13,692	214,417
Zoran Corp.* (Semiconductors)	489	5,330

TOTAL COMMON STOCKS
(Cost $11,216,058)		15,839,691

TOTAL INVESTMENT SECURITIES
(Cost $11,216,058)—97.7%		15,839,691
Net other assets (liabilities)—2.3%		370,552

NET ASSETS—100.0%		$16,210,243

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Chemicals	0.1%
Commercial Services	0.3%
Computers	30.8%
Distribution/Wholesale	0.3%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	0.1%
Internet	10.7%
Machinery-Diversified	NM
Office/Business Equipment	0.7%
Retail	NM
Semiconductors	14.9%
Software	22.0%
Telecommunications	17.7%
Other**	2.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$11,216,058

Securities, at value	15,839,691

Total Investment Securities, at value	15,839,691
Dividends receivable	2,193
Receivable for capital shares issued	66,073
Receivable for investments sold	412,027
Prepaid expenses	108

Total Assets	16,320,092

Liabilities:
Cash overdraft	78,757
Payable for capital shares redeemed	6,303
Advisory fees payable	7,287
Management services fees payable	972
Administration fees payable	476
Administrative services fees payable	4,100
Distribution fees payable	4,564
Trustee fees payable	1
Transfer agency fees payable	758
Fund accounting fees payable	958
Compliance services fees payable	222
Other accrued expenses	5,451

Total Liabilities	109,849

Net Assets	$16,210,243

Net Assets consist of:
Capital	$26,353,157
Accumulated net investment income (loss)	(26,201)
Accumulated net realized gains (losses) on investments	(14,740,346)
Net unrealized appreciation (depreciation) on investments	4,623,633

Net Assets	$16,210,243

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,373,480

Net Asset Value (offering and redemption price per share)	$11.80

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$65,612
Interest	20

Total Investment Income	65,632

Expenses:
Advisory fees	41,718
Management services fees	5,562
Administration fees	2,128
Transfer agency fees	3,295
Administrative services fees	15,126
Distribution fees	13,906
Custody fees	6,890
Fund accounting fees	4,880
Trustee fees	69
Compliance services fees	86
Other fees	7,209

Total Gross Expenses before reductions	100,869
Less Expenses reduced by the Advisor	(9,036)

Total Net Expenses	91,833

Net Investment Income (Loss)	(26,201)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(308,954)
Change in net unrealized appreciation/depreciation on investments	2,699,318

Net Realized and Unrealized Gains (Losses) on Investments	2,390,364

Change in Net Assets Resulting from Operations	$2,364,163

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(26,201)	$(117,872)
Net realized gains (losses) on investments	(308,954)	(377,016)
Change in net unrealized appreciation/depreciation on investments	2,699,318	(7,552,863)

Change in net assets resulting from operations	2,364,163	(8,047,751)

Capital Transactions:
Proceeds from shares issued	22,056,429	38,277,448
Value of shares redeemed	(15,227,017)	(58,657,808)

Change in net assets resulting from capital transactions	6,829,412	(20,380,360)

Change in net assets	9,193,575	(28,428,111)
Net Assets:
Beginning of period	7,016,668	35,444,779

End of period	$16,210,243	$7,016,668

Accumulated net investment income (loss)	$(26,201)	$—

Share Transactions:
Issued	2,122,324	2,718,154
Redeemed	(1,494,588)	(4,068,404)

Change in shares	627,736	(1,350,250)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$9.41		$16.91	$14.77	$14.91	$15.30	$15.56

Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.11)	(0.16)	(0.16)	(0.19)	0.06
Net realized and unrealized gains (losses) on investments	2.41		(7.39)	2.30	1.27	0.40	(0.14)

Total income (loss) from investment activities	2.39		(7.50)	2.14	1.11	0.21	(0.08)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.05)	—
Net realized gains on investments	—		—	—	(1.25)	(0.55)	(0.18)

Total distributions	—		—	—	(1.25)	(0.60)	(0.18)

Net Asset Value, End of Period	$11.80		$9.41	$16.91	$14.77	$14.91	$15.30

Total Return	25.40	%(b)	(44.35)%	14.41%	8.07%	1.22%	(0.43)%
Ratios to Average Net Assets:
Gross expenses(c)	1.81%		1.75%	1.72%	1.78%	1.89%	1.87%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.89%	1.87%
Net investment income (loss)(c)	(0.47)%		(0.82)%	(1.01)%	(1.07)%	(1.29)%	0.40%
Supplemental Data:
Net assets, end of period (000’s)	$16,210		$7,017	$35,445	$18,517	$19,716	$24,476
Portfolio turnover rate(d)	131	%(b)	238%	332%	254%	381%	497%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	69%
Swap Agreements	31%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Verizon Communications, Inc.	24.6%
AT&T, Inc.	24.6%
Sprint Nextel Corp.	4.6%
CenturyTel, Inc.	3.1%
Qwest Communications International, Inc.	2.0%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	91%
Mobile Telecommunications	9%

PROFUNDS VP ProFund VP Telecommunications (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (68.5%)
	Shares	Value

AT&T, Inc. (Telecommunications)	77,444	$1,923,709
CenturyTel, Inc. (Telecommunications)	8,034	246,644
Cincinnati Bell, Inc.* (Telecommunications)	5,871	16,674
Frontier Communications Corp. (Telecommunications)	8,343	59,569
Leap Wireless International, Inc.* (Telecommunications)	1,545	50,877
Leucadia National Corp.* (Holding Companies-Diversified)	4,635	97,752
Level 3 Communications, Inc.* (Telecommunications)	43,260	65,323
MetroPCS Communications, Inc.* (Telecommunications)	6,798	90,481
NII Holdings, Inc.—Class B* (Telecommunications)	4,326	82,497
Qwest Communications International, Inc. (Telecommunications)	37,389	155,164
Sprint Nextel Corp.* (Telecommunications)	74,469	358,196
Telephone & Data Systems, Inc. (Telecommunications)	1,236	34,979
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,236	32,086
tw telecom, Inc.* (Telecommunications)	4,017	41,255
US Cellular Corp.* (Telecommunications)	309	11,881
Verizon Communications, Inc. (Telecommunications)	62,632	1,924,681
Virgin Media, Inc. (Telecommunications)	7,725	72,229
Windstream Corp. (Telecommunications)	11,742	98,163

TOTAL COMMON STOCKS
(Cost $4,464,939)		5,362,160

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $15,000 (Collateralized by $15,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $15,374)	$15,000	15,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $4,286)	4,000	4,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $24,000 (Collateralized by $23,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $24,646)	24,000	24,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES
(Cost $4,507,939)—69.0%		5,405,160
Net other assets (liabilities)—31.0%		2,426,250

NET ASSETS—100.0%		$7,831,410

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$2,499,250	$(750)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Holding Companies-Diversified	1.2%
Telecommunications	67.3%
Other**	31.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$4,507,939

Securities, at value	5,362,160
Repurchase agreements, at value	43,000

Total Investment Securities, at value	5,405,160
Cash	964
Dividends and interest receivable	2,888
Receivable for capital shares issued	1,178,779
Receivable for investments sold	2,598,278
Prepaid expenses	95

Total Assets	9,186,164

Liabilities:
Payable for investments purchased	1,328,846
Payable for capital shares redeemed	6,130
Unrealized loss on swap agreements	750
Advisory fees payable	3,962
Management services fees payable	528
Administration fees payable	233
Administrative services fees payable	2,400
Distribution fees payable	1,843
Transfer agency fees payable	371
Fund accounting fees payable	469
Compliance services fees payable	228
Other accrued expenses	8,994

Total Liabilities	1,354,754

Net Assets	$7,831,410

Net Assets consist of:
Capital	$15,995,174
Accumulated net investment income (loss)	698,901
Accumulated net realized gains (losses) on investments	(9,759,136)
Net unrealized appreciation (depreciation) on investments	896,471

Net Assets	$7,831,410

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,208,790

Net Asset Value (offering and redemption price per share)	$6.48

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$350,097
Interest	33

Total Investment Income	350,130

Expenses:
Advisory fees	34,059
Management services fees	4,541
Administration fees	2,192
Transfer agency fees	3,425
Administrative services fees	15,423
Distribution fees	11,353
Custody fees	2,267
Fund accounting fees	4,585
Trustee fees	59
Compliance services fees	5
Other fees	7,312

Total Gross Expenses before reductions	85,221
Less Expenses reduced by the Advisor	(10,481)

Total Net Expenses	74,739

Net Investment Income (Loss)	275,391

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(489,500)
Net realized gains (losses) on swap agreements	292,541
Change in net unrealized appreciation/depreciation on investments	(493,276)

Net Realized and Unrealized Gains (Losses) on Investments	(690,235)

Change in Net Assets Resulting from Operations	$(414,844)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$275,391	$423,510
Net realized gains (losses) on investments	(196,959)	(3,665,036)
Change in net unrealized appreciation/depreciation on investments	(493,276)	(5,419,102)

Change in net assets resulting from operations	(414,844)	(8,660,628)

Distributions to Shareholders From:
Net investment income	—	(884,395)
Net realized gains on investments	—	(4,885,994)

Change in net assets resulting from distributions	—	(5,770,389)

Capital Transactions:
Proceeds from shares issued	14,125,657	63,000,423
Dividends reinvested	—	5,770,389
Value of shares redeemed	(20,250,469)	(75,587,179)

Change in net assets resulting from capital transactions	(6,124,812)	(6,816,367)

Change in net assets	(6,539,656)	(21,247,384)
Net Assets:
Beginning of period	14,371,066	35,618,450

End of period	$7,831,410	$14,371,066

Accumulated net investment income (loss)	$698,901	$423,510

Share Transactions:
Issued	2,238,630	5,018,440
Reinvested	—	718,604
Redeemed	(3,154,765)	(5,456,766)

Change in shares	(916,135)	280,278

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$6.76		$19.31	$18.00	$13.48	$15.25	$13.74

Investment Activities:
Net investment income (loss)(a)	0.19		0.35	0.29	0.23	0.32	0.21
Net realized and unrealized gains (losses) on investments	(0.47)		(5.89)	1.24	4.37	(1.29)	1.91

Total income (loss) from investment activities	(0.28)		(5.54)	1.53	4.60	(0.97)	2.12

Distributions to Shareholders From:
Net investment income	—		(1.07)	(0.16)	(0.08)	(0.32)	(0.13)
Net realized gains on investments	—		(5.94)	(0.06)	—	(0.48)	(0.48)

Total distributions	—		(7.01)	(0.22)	(0.08)	(0.80)	(0.61)

Net Asset Value, End of Period	$6.48		$6.76	$19.31	$18.00	$13.48	$15.25

Total Return	(4.14	)%(b)	(34.42)%	8.39%	34.28%	(6.64)%	15.56%

Ratios to Average Net Assets:
Gross expenses(c)	1.88%		1.79%	1.72%	1.75%	1.91%	1.95%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.91%	1.95%
Net investment income (loss)(c)	6.07%		2.70%	1.45%	1.40%	2.25%	1.42%

Supplemental Data:
Net assets, end of period (000’s)	$7,831		$14,371	$35,619	$44,158	$8,798	$17,894
Portfolio turnover rate(d)	278	%(b)	613%	411%	525%	970%	1,048%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Exelon Corp.	8.2%
Southern Co.	5.9%
FPL Group, Inc.	5.2%
Dominion Resources, Inc.	4.8%
Duke Energy Corp.	4.6%

Dow Jones U.S. Utilities Index - Composition

% of Index

Electricity	74%
Gas, Water & MultiUtilities	26%

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (100.3%)
	Shares	Value

AGL Resources, Inc. (Gas)	5,220	$165,996
Allegheny Energy, Inc. (Electric)	11,832	303,491
ALLETE, Inc. (Electric)	1,740	50,025
Alliant Energy Corp. (Electric)	7,656	200,051
Ameren Corp. (Electric)	14,964	372,454
American Electric Power, Inc. (Electric)	33,060	955,103
American Water Works Co., Inc. (Water)	6,960	133,006
Aqua America, Inc. (Water)	9,396	168,188
Atmos Energy Corp. (Gas)	6,264	156,851
Avista Corp. (Electric)	3,828	68,177
Black Hills Corp. (Electric)	2,784	64,004
California Water Service Group (Water)	1,392	51,281
Calpine Corp.* (Electric)	25,056	279,374
CenterPoint Energy, Inc. (Electric)	21,228	235,206
Cleco Corp. (Electric)	4,176	93,626
CMS Energy Corp. (Electric)	15,660	189,173
Consolidated Edison, Inc. (Electric)	19,140	716,219
Constellation Energy Group, Inc. (Electric)	12,528	332,994
Covanta Holding Corp.* (Energy-Alternate Sources)	9,048	153,454
Dominion Resources, Inc. (Electric)	41,064	1,372,359
DPL, Inc. (Electric)	8,004	185,453
DTE Energy Co. (Electric)	11,484	367,488
Duke Energy Corp. (Electric)	89,088	1,299,794
Dynegy, Inc.—Class A* (Electric)	34,800	78,996
Edison International (Electric)	20,880	656,885
El Paso Electric Co.* (Electric)	3,132	43,723
Entergy Corp. (Electric)	13,572	1,052,101
EQT Corp. (Oil & Gas)	8,700	303,717
Exelon Corp. (Electric)	45,588	2,334,562
FirstEnergy Corp. (Electric)	21,228	822,585
FPL Group, Inc. (Electric)	26,100	1,484,046
Great Plains Energy, Inc. (Electric)	9,396	146,108
Hawaiian Electric Industries, Inc. (Electric)	6,264	119,392
IDACORP, Inc. (Electric)	3,132	81,870
Integrys Energy Group, Inc. (Electric)	5,220	156,548
ITC Holdings Corp. (Electric)	3,480	157,853
Laclede Group, Inc. (Gas)	1,392	46,117
Mirant Corp.* (Electric)	10,092	158,848
National Fuel Gas Co. (Pipelines)	4,524	163,226
New Jersey Resources Corp. (Gas)	2,784	103,119
Nicor, Inc. (Gas)	3,132	108,430
NiSource, Inc. (Electric)	19,140	223,172
Northeast Utilities System (Electric)	12,180	271,736
Northwest Natural Gas Co. (Gas)	1,740	77,117
NorthWestern Corp. (Electric)	2,436	55,443
NRG Energy, Inc.* (Electric)	18,444	478,806
NSTAR (Electric)	7,308	234,660
NV Energy, Inc. (Electric)	16,356	176,481
ONEOK, Inc. (Gas)	6,612	194,988
Pepco Holdings, Inc. (Electric)	15,312	205,793
PG & E Corp. (Electric)	25,404	976,530
Piedmont Natural Gas Co., Inc. (Gas)	4,872	117,464
Pinnacle West Capital Corp. (Electric)	6,960	209,844
PNM Resources, Inc. (Electric)	5,568	59,633
Portland General Electric Co. (Electric)	5,220	101,686
PPL Corp. (Electric)	25,752	848,786
Progress Energy, Inc. (Electric)	19,488	737,231
Public Service Enterprise Group, Inc. (Electric)	35,148	1,146,879
Questar Corp. (Pipelines)	11,832	368,094
RRI Energy, Inc.* (Electric)	24,360	122,044
SCANA Corp. (Electric)	7,656	248,590
Sempra Energy (Gas)	15,660	777,206
South Jersey Industries, Inc. (Gas)	2,088	72,850
Southern Co. (Electric)	53,940	1,680,770
Southwest Gas Corp. (Gas)	3,132	69,562
Spectra Energy Corp. (Pipelines)	44,196	747,796
TECO Energy, Inc. (Electric)	13,920	166,066
The AES Corp.* (Electric)	46,284	537,357
UGI Corp. (Gas)	7,308	186,281
Unisource Energy Corp. (Electric)	2,436	64,651
Vectren Corp. (Gas)	5,568	130,458
Westar Energy, Inc. (Electric)	7,656	143,703
WGL Holdings, Inc. (Gas)	3,480	111,430
Wisconsin Energy Corp. (Electric)	8,004	325,843
Xcel Energy, Inc. (Electric)	31,668	583,008

TOTAL COMMON STOCKS
(Cost $20,922,034)		28,383,851

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2009

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $65,000 (Collateralized by $64,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $66,314)	$65,000	$65,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $19,000 (Collateralized by $19,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $20,360)	19,000	19,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $94,000 (Collateralized by $90,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $96,441)	94,000	94,000

TOTAL REPURCHASE AGREEMENTS
(Cost $178,000)		178,000

TOTAL INVESTMENT SECURITIES
(Cost $21,100,034)—100.9%		28,561,851
Net other assets (liabilities)—(0.9)%		(256,093)

NET ASSETS—100.0%		$28,305,758

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Electric	84.5%
Energy-Alternate Sources	0.5%
Gas	8.4%
Oil & Gas	1.1%
Pipelines	4.5%
Water	1.3%
Other**	(0.3)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$21,100,034

Securities, at value	28,383,851
Repurchase agreements, at value	178,000

Total Investment Securities, at value	28,561,851
Cash	15
Dividends and interest receivable	58,490
Receivable for capital shares issued	1,262,564
Prepaid expenses	235

Total Assets	29,883,155

Liabilities:
Payable for investments purchased	1,469,240
Payable for capital shares redeemed	48,251
Advisory fees payable	14,004
Management services fees payable	1,867
Administration fees payable	808
Administrative services fees payable	8,340
Distribution fees payable	6,458
Trustee fees payable	1
Transfer agency fees payable	1,286
Fund accounting fees payable	1,625
Compliance services fees payable	623
Other accrued expenses	24,894

Total Liabilities	1,577,397

Net Assets	$28,305,758

Net Assets consist of:
Capital	$29,601,460
Accumulated net investment income (loss)	1,684,072
Accumulated net realized gains (losses) on investments	(10,441,591)
Net unrealized appreciation (depreciation) on investments	7,461,817

Net Assets	$28,305,758

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,122,422

Net Asset Value (offering and redemption price per share)	$25.22

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$648,891
Interest	35

Total Investment Income	648,926

Expenses:
Advisory fees	100,213
Management services fees	13,362
Administration fees	6,411
Transfer agency fees	9,956
Administrative services fees	45,362
Distribution fees	33,404
Custody fees	4,021
Fund accounting fees	13,291
Trustee fees	225
Compliance services fees	47
Other fees	21,627

Total Gross Expenses before reductions	247,919
Less Expenses reduced by the Advisor	(28,073)

Total Net Expenses	219,846

Net Investment Income (Loss)	429,080

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,561,745)
Change in net unrealized appreciation/depreciation on investments	(1,018,398)

Net Realized and Unrealized Gains (Losses) on Investments	(2,580,143)

Change in Net Assets Resulting from Operations	$(2,151,063)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$429,080	$1,254,992
Net realized gains (losses) on investments	(1,561,745)	155,467
Change in net unrealized appreciation/depreciation on investments	(1,018,398)	(30,725,217)

Change in net assets resulting from operations	(2,151,063)	(29,314,758)

Distributions to Shareholders From:
Net investment income	—	(1,582,797)
Net realized gains on investments	—	(1,576,054)

Change in net assets resulting from distributions	—	(3,158,851)

Capital Transactions:
Proceeds from shares issued	20,086,327	99,734,550
Dividends reinvested	—	3,158,851
Value of shares redeemed	(25,169,169)	(230,100,577)

Change in net assets resulting from capital transactions	(5,082,842)	(127,207,176)

Change in net assets	(7,233,905)	(159,680,785)
Net Assets:
Beginning of period	35,539,663	195,220,448

End of period	$28,305,758	$35,539,663

Accumulated net investment income (loss)	$1,684,072	$1,254,992

Share Transactions:
Issued	810,901	2,927,028
Reinvested	—	99,304
Redeemed	(1,067,227)	(6,610,717)

Change in shares	(256,326)	(3,584,385)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$25.78		$39.33	$34.84	$29.64	$26.55	$22.38

Investment Activities:
Net investment income (loss)(a)	0.38		0.53	0.46	0.54	0.46	0.43
Net realized and unrealized gains (losses) on investments	(0.94)		(12.26)	4.97	5.11	3.04	4.26

Total income (loss) from investment activities	(0.56)		(11.73)	5.43	5.65	3.50	4.69

Distributions to Shareholders From:
Net investment income	—		(0.91)	(0.52)	(0.45)	(0.16)	(0.17)
Net realized gains on investments	—		(0.91)	(0.42)	—	(0.25)	(0.35)

Total distributions	—		(1.82)	(0.94)	(0.45)	(0.41)	(0.52)

Net Asset Value, End of Period	$25.22		$25.78	$39.33	$34.84	$29.64	$26.55

Total Return	(2.17	)%(b)	(30.70)%	15.80%	19.22%	13.06%	21.07%

Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.75%	1.72%	1.75%	1.89%	1.95%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.89%	1.95%
Net investment income (loss)(c)	3.21%		1.54%	1.22%	1.68%	1.56%	1.78%

Supplemental Data:
Net assets, end of period (000’s)	$28,306		$35,540	$195,220	$104,601	$75,931	$51,964
Portfolio turnover rate(d)	62	%(b)	82%	168%	153%	251%	569%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	116%
U.S. Treasury Obligations	6%

Total Exposure	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (15.4%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$7,852,000	$7,851,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,851,998)		7,851,998

U.S. Treasury Obligations (22.7%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	8,450,000	8,449,997
U.S. Treasury Bonds, 4.25%, 5/15/39	3,200,000	3,164,500

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,487,115)		11,614,497

Repurchase Agreements (60.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,000 (Collateralized by $7,715,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $7,908,173)	7,753,000	7,753,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,752,004 (Collateralized by $7,855,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $7,912,287)	7,752,000	7,752,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,002 (Collateralized by $7,381,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $7,909,264)	7,753,000	7,753,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,002 (Collateralized by $7,879,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $7,909,777)	7,753,000	7,753,000

TOTAL REPURCHASE AGREEMENTS
(Cost $31,011,000)		31,011,000

TOTAL INVESTMENT SECURITIES
(Cost $50,350,113)—98.9%		50,477,495
Net other assets (liabilities)—1.1%		552,424

NET ASSETS—100.0%		$51,029,919

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $7,200,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $2,128,781)	18	$70,348

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$58,938,813	$50,820

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$50,350,113

Securities, at value	19,466,495
Repurchase agreements, at value	31,011,000

Total Investment Securities, at value	50,477,495
Cash	338
Segregated cash balances with brokers for futures contracts	80,291
Interest receivable	17,378
Unrealized gain on swap agreements	50,820
Receivable for capital shares issued	552,497
Prepaid expenses	547

Total Assets	51,179,366

Liabilities:
Payable for capital shares redeemed	1,349
Variation margin on futures contracts	7,875
Advisory fees payable	22,163
Management services fees payable	4,433
Administration fees payable	1,627
Administrative services fees payable	17,675
Distribution fees payable	16,563
Trustee fees payable	2
Transfer agency fees payable	2,589
Fund accounting fees payable	3,272
Compliance services fees payable	1,927
Other accrued expenses	69,972

Total Liabilities	149,447

Net Assets	$51,029,919

Net Assets consist of:
Capital	$43,921,495
Accumulated net investment income (loss)	(124,567)
Accumulated net realized gains (losses) on investments	6,984,441
Net unrealized appreciation (depreciation) on investments	248,550

Net Assets	$51,029,919

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,525,384

Net Asset Value (offering and redemption price per share)	$33.45

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$401,473

Expenses:
Advisory fees	184,667
Management services fees	36,933
Administration fees	18,690
Transfer agency fees	29,393
Administrative services fees	116,022
Distribution fees	92,333
Custody fees	4,993
Fund accounting fees	38,365
Trustee fees	576
Compliance services fees	1,255
Audit fees	29,217
Other fees	26,479

Total Gross Expenses before reductions	578,923
Less Expenses reduced by the Advisor	(83,040)

Total Net Expenses	495,883

Net Investment Income (Loss)	(94,410)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	3,730,856
Net realized gains (losses) on futures contracts	(509,906)
Net realized gains (losses) on swap agreements	(23,169,381)
Change in net unrealized appreciation/depreciation on investments	(11,085,211)

Net Realized and Unrealized Gains (Losses) on Investments	(31,033,642)

Change in Net Assets Resulting from Operations	$(31,128,052)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(94,410)	$1,562,232
Net realized gains (losses) on investments	(19,948,431)	31,295,071
Change in net unrealized appreciation/depreciation on investments	(11,085,211)	8,225,015

Change in net assets resulting from operations	(31,128,052)	41,082,318

Distributions to Shareholders From:
Net investment income	(30,123)	(1,562,266)

Change in net assets resulting from distributions	(30,123)	(1,562,266)

Capital Transactions:
Proceeds from shares issued	67,570,195	503,988,232
Dividends reinvested	30,123	1,562,266
Value of shares redeemed	(110,895,954)	(514,292,134)

Change in net assets resulting from capital transactions	(43,295,636)	(8,741,636)

Change in net assets	(74,453,811)	30,778,416
Net Assets:
Beginning of period	125,483,730	94,705,314

End of period	$51,029,919	$125,483,730

Accumulated net investment income (loss)	$(124,567)	$(34)

Share Transactions:
Issued	1,790,256	15,537,994
Reinvested	786	46,500
Redeemed	(2,920,870)	(15,879,501)

Change in shares	(1,129,828)	(295,007)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$47.26		$32.10	$30.20	$32.75	$30.74	$28.66

Investment Activities:
Net investment income (loss)(a)	(0.05)		0.58	1.06	1.04	0.75	0.25
Net realized and unrealized gains (losses) on investments	(13.75)		15.15	1.91	(2.55)	2.01	2.09

Total income (loss) from investment activities	(13.80)		15.73	2.97	(1.51)	2.76	2.34

Distributions to Shareholders From:
Net investment income	(0.01)		(0.57)	(1.07)	(1.04)	(0.75)	(0.25)
Return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.01)		(0.57)	(1.07)	(1.04)	(0.75)	(0.26)

Net Asset Value, End of Period	$33.45		$47.26	$32.10	$30.20	$32.75	$30.74

Total Return	(29.20	)%(b)	49.73%	10.12%	(4.52)%	9.01%	8.18%

Ratios to Average Net Assets:
Gross expenses(c)	1.57%		1.45%	1.43%	1.42%	1.59%	1.61%
Net expenses(c)	1.35%		1.33%	1.33%	1.38%	1.59%	1.61%
Net investment income (loss)(c)	(0.26)%		1.71%	3.55%	3.45%	2.32%	0.86%

Supplemental Data:
Net assets, end of period (000’s)	$51,030		$125,484	$94,705	$33,259	$91,463	$43,605
Portfolio turnover rate(d)	170	(b)%	464%	474%	1,308%	1,660%	1,258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(130)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM  Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (16.2%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$9,589,000	$9,588,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,588,997)		9,588,997

U.S. Treasury Obligations (17.5%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	10,351,000	10,350,997

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,350,997)		10,350,997

Repurchase Agreements (66.0%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,000 (Collateralized by $9,722,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $9,964,522)	9,769,000	9,769,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,005 (Collateralized by $9,900,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $9,972,201)	9,769,000	9,769,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,003 (Collateralized by $9,300,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $9,965,609)	9,769,000	9,769,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,003 (Collateralized by $9,927,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $9,965,777)	9,769,000	9,769,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,076,000)		39,076,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 195, expiring 11/20/09	150	1,815

TOTAL OPTIONS PURCHASED
(Cost $2,691)		1,815

TOTAL INVESTMENT SECURITIES
(Cost $59,018,685)—99.7%		59,017,809
Net other assets (liabilities)—0.3%		178,552

NET ASSETS—100.0%		$59,196,361

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $10,180,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $4,612,359)	39	$(75,867)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$(72,486,828)	$(1,591,501)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$59,018,685

Securities, at value	19,941,809
Repurchase agreements, at value	39,076,000

Total Investment Securities, at value	59,017,809
Cash	980
Segregated cash balances with brokers for futures contracts	161,527
Interest receivable	11
Receivable for capital shares issued	1,812,900
Variation margin on futures contracts	17,063
Prepaid expenses	383

Total Assets	61,010,673

Liabilities:
Payable for capital shares redeemed	93,311
Unrealized loss on swap agreements	1,591,501
Advisory fees payable	34,683
Management services fees payable	4,624
Administration fees payable	1,929
Administrative services fees payable	22,247
Distribution fees payable	21,795
Trustee fees payable	3
Transfer agency fees payable	3,070
Fund accounting fees payable	3,879
Compliance services fees payable	1,191
Other accrued expenses	36,079

Total Liabilities	1,814,312

Net Assets	$59,196,361

Net Assets consist of:
Capital	$124,991,807
Accumulated net investment income (loss)	(96,553)
Accumulated net realized gains (losses) on investments	(64,030,649)
Net unrealized appreciation (depreciation) on investments	(1,668,244)

Net Assets	$59,196,361

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,140,813

Net Asset Value (offering and redemption price per share)	$14.30

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$32,450

Expenses:
Advisory fees	191,209
Management services fees	25,494
Administration fees	10,559
Transfer agency fees	16,370
Administrative services fees	72,794
Distribution fees	63,736
Custody fees	2,680
Fund accounting fees	21,251
Trustee fees	374
Compliance services fees	455
Other fees	34,852

Total Gross Expenses before reductions	439,774
Less Expenses reduced by the Advisor	(19,298)

Total Net Expenses	420,476

Net Investment Income (Loss)	(388,026)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,812)
Net realized gains (losses) on futures contracts	52,441
Net realized gains (losses) on swap agreements	13,971,851
Change in net unrealized appreciation/depreciation on investments	(2,261,368)

Net Realized and Unrealized Gains (Losses) on Investments	11,760,112

Change in Net Assets Resulting from Operations	$11,372,086

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(388,026)	$291,473
Net realized gains (losses) on investments	14,021,480	(27,165,156)
Change in net unrealized appreciation/depreciation on investments	(2,261,368)	3,373,447

Change in net assets resulting from operations	11,372,086	(23,500,236)

Distributions to Shareholders From:
Net investment income	—	(3,641,751)

Change in net assets resulting from distributions	—	(3,641,751)

Capital Transactions:
Proceeds from shares issued	100,793,468	236,195,897
Dividends reinvested	—	3,641,751
Value of shares redeemed	(89,558,952)	(251,146,625)

Change in net assets resulting from capital transactions	11,234,516	(11,308,977)

Change in net assets	22,606,602	(38,450,964)
Net Assets:
Beginning of period	36,589,759	75,040,723

End of period	$59,196,361	$36,589,759

Accumulated net investment income (loss)	$(96,553)	$291,473

Share Transactions:
Issued	7,652,941	13,703,100
Reinvested	—	225,356
Redeemed	(6,878,463)	(14,612,839)

Change in shares	774,478	(684,383)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$10.87		$18.53	$20.70	$19.13	$20.78	$23.32

Investment Activities:
Net investment income (loss)(a)	(0.10)		0.08	0.72	0.70	0.27	(0.10)
Net realized and unrealized gains (losses) on investments	3.53		(6.82)	(1.72)	1.26	(1.92)	(2.44)

Total income (loss) from investment activities	3.43		(6.74)	(1.00)	1.96	(1.65)	(2.54)

Distributions to Shareholders From:
Net investment income	—		(0.92)	(1.17)	(0.39)	—	—

Net Asset Value, End of Period	$14.30		$10.87	$18.53	$20.70	$19.13	$20.78

Total Return	31.55	%(b)	(37.97)%	(5.20)%	10.15%	(7.89)%	(10.89)%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.68%	1.63%	1.64%	1.73%	1.75%
Net expenses(c)	1.65%		1.63%	1.58%	1.61%	1.73%	1.75%
Net investment income (loss)(c)	(1.52)%		0.44%	3.47%	3.31%	1.36%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$59,196		$36,590	$75,041	$130,894	$139,379	$179,638
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(12)%
Forward Currency Contracts	(88)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies
% of Index

Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (21.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$437,000	$437,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $437,000)		437,000

Repurchase Agreements (83.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $434,000 (Collateralized by $432,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $442,777)	434,000	434,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $431,000 (Collateralized by $442,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $446,638)	431,000	431,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $434,000 (Collateralized by $414,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $443,630)	434,000	434,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $434,000 (Collateralized by $442,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $443,727)	434,000	434,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,733,000)		1,733,000

TOTAL INVESTMENT SECURITIES
(Cost $2,170,000)—104.9%		2,170,000
Net other assets (liabilities)—(4.9)%		(100,549)

NET ASSETS—100.0%		$2,069,451

+
All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $339,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 9/14/09 (Underlying notional amount at value $241,485)	3	$757

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	June 30, 2009
(unaudited)

At June 30, 2009, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Sterling Pound vs. U.S. Dollar	7/10/09	2,656	$4,380	$4,368	$12
Canadian Dollar vs. U.S. Dollar	7/10/09	2,745	2,366	2,361	5
Euro vs. U.S. Dollar	7/10/09	15,029	21,105	21,082	23
Japanese Yen vs. U.S. Dollar	7/10/09	513,490	5,359	5,332	27
Swedish Krona vs. U.S. Dollar	7/10/09	22,423	2,894	2,908	(14)
Swiss Franc vs. U.S. Dollar	7/10/09	1,900	1,753	1,749	4

Total Short Contracts			$37,857	$37,800	$57

Long:
British Sterling Pound vs. U.S. Dollar	7/10/09	134,892	$222,753	$221,896	$(857)
Canadian Dollar vs. U.S. Dollar	7/10/09	196,205	171,064	168,729	(2,335)
Euro vs. U.S. Dollar	7/10/09	765,659	1,073,768	1,073,992	224
Japanese Yen vs. U.S. Dollar	7/10/09	24,458,976	256,163	253,966	(2,197)
Swedish Krona vs. U.S. Dollar	7/10/09	614,514	78,466	79,698	1,232
Swiss Franc vs. U.S. Dollar	7/10/09	73,386	67,611	67,566	(45)

Total Long Contracts			$1,869,825	$1,865,847	$(3,978)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$2,170,000

Securities, at value	437,000
Repurchase agreements, at value	1,733,000

Total Investment Securities, at value	2,170,000
Cash	931
Segregated cash balances with brokers for futures contracts	6,753
Unrealized appreciation on forward currency contracts	1,527
Receivable for capital shares issued	561
Prepaid expenses	23

Total Assets	2,179,795

Liabilities:
Payable for closed forward currency contracts	91,680
Unrealized depreciation on forward currency contracts	5,448
Variation margin on futures contracts	1,110
Advisory fees payable	1,312
Management services fees payable	175
Administration fees payable	69
Administrative services fees payable	1,228
Distribution fees payable	1,228
Transfer agency fees payable	109
Fund accounting fees payable	138
Compliance services fees payable	44
Other accrued expenses	7,803

Total Liabilities	110,344

Net Assets	$2,069,451

Net Assets consist of:
Capital	$4,027,108
Accumulated net investment income (loss)	(20,389)
Accumulated net realized gains (losses) on investments	(1,934,104)
Net unrealized appreciation (depreciation) on investments	(3,164)

Net Assets	$2,069,451

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	68,102

Net Asset Value (offering and redemption price per share)	$30.39

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$1,146

Expenses:
Advisory fees	6,759
Management services fees	901
Administration fees	718
Transfer agency fees	1,111
Administrative services fees	2,279
Distribution fees	2,253
Custody fees	4,870
Fund accounting fees	1,443
Trustee fees	24
Compliance services fees	15
Printing fees	1,980
Other fees	1,400

Total Gross Expenses before reductions	23,753
Less Expenses reduced by the Advisor	(2,218)

Total Net Expenses	21,535

Net Investment Income (Loss)	(20,389)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	14,446
Net realized gains (losses) on forward currency contracts	(36,064)
Change in net unrealized appreciation/depreciation on investments	47,972

Net Realized and Unrealized Gains (Losses) on Investments	26,354

Change in Net Assets Resulting from Operations	$5,965

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(20,389)	$58,271
Net realized gains (losses) on investments	(21,618)	(2,015,803)
Change in net unrealized appreciation/depreciation on investments	47,972	(57,117)

Change in net assets resulting from operations	5,965	(2,014,649)

Distributions to Shareholders From:
Net investment income	—	(6,806)
Net realized gains on investments	—	(3,723)

Change in net assets resulting from distributions	—	(10,529)

Capital Transactions:
Proceeds from shares issued	1,855,663	64,683,519
Dividends reinvested	—	10,529
Value of shares redeemed	(2,130,957)	(60,862,365)

Change in net assets resulting from capital transactions	(275,294)	3,831,683

Change in net assets	(269,329)	1,806,505
Net Assets:
Beginning of period	2,338,780	532,275

End of period	$2,069,451	$2,338,780

Accumulated net investment income (loss)	$(20,389)	$—

Share Transactions:
Issued	63,210	1,929,188
Reinvested	—	338
Redeemed	(72,604)	(1,868,740)

Change in shares	(9,394)	60,786

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$30.18		$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.33)		0.15	0.29
Net realized and unrealized gains (losses) on investments	0.54		(1.70)	1.56

Total income (loss) from investment activities	0.21		(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—		(0.08)	—
Net realized gains on investments	—		(0.04)	—

Total distributions	—		(0.12)	—

Net Asset Value, End of Period	$30.39		$30.18	$31.85

Total Return	0.70	%(c)	(4.86)%	6.17	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.64%		1.62%	2.52%
Net expenses(d)	1.72	%(e)	1.58%	1.63%
Net investment income (loss)(d)	(2.26)%		0.46%	2.78%
Supplemental Data:
Net assets, end of period (000’s)	$2,069		$2,339	$532
Portfolio turnover rate(f)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The net expense ratio presented reflects the average of the daily net expense ratios during the period, which considers the timing of each day’s actual net expense accrual relative to that day’s net assets.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Money Market seeks, a high level of current income consistent with liquidity and preservation of capital.

An investment in the ProFund VP Money Market is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the ProFund VP’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for the ProFund VP Money Market disclosed in this semi-annual report. Although the ProFund VP Money Market strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	20%
Repurchase Agreements	79%

Total Exposure	99%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (19.7%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09	$59,299,000	$59,298,984

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $59,298,984)		59,298,984

Repurchase Agreements (78.9%)
Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $59,345,000 (Collateralized by $59,058,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $60,531,958)	59,345,000	59,345,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $59,343,033 (Collateralized by $60,095,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $60,533,277)	59,343,000	59,343,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $59,345,016 (Collateralized by $56,489,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $60,531,965)	59,345,000	59,345,000
UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $59,345,016 (Collateralized by $60,297,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $60,532,535)	59,345,000	59,345,000

TOTAL REPURCHASE AGREEMENTS
(Cost $237,378,000)		237,378,000

TOTAL INVESTMENT SECURITIES
(Cost $296,676,984)—98.6%		296,676,984
Net other assets (liabilities)—1.4%		4,199,053

NET ASSETS—100.0%		$300,876,037

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

See accompanying notes to the financial statements.

267

PROFUNDS VP
ProFund VP Money Market (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$296,676,984

Securities, at value	59,298,984
Repurchase agreements, at value	237,378,000

Total Investment Securities, at value	296,676,984
Cash	27
Interest receivable	66
Receivable for capital shares issued	9,941,147
Receivable from Advisor	96,100
Treasury Guarantee Program fees (See Note 9)	25,101
Prepaid expenses	2,333

Total Assets	306,741,758

Liabilities:
Payable for capital shares redeemed	5,555,103
Administration fees payable	8,996
Administrative services fees payable	99,235
Trustee fees payable	12
Transfer agency fees payable	14,313
Fund accounting fees payable	18,088
Compliance services fees payable	7,344
Other accrued expenses	162,630

Total Liabilities	5,865,721

Net Assets	$300,876,037

Net Assets consist of:
Capital	$300,876,037

Net Assets	$300,876,037

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	300,876,037

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$188,732

Expenses:
Advisory fees	1,118,147
Management services fees	149,085
Administration fees	64,339
Transfer agency fees	100,614
Administrative services fees	202,674
Custody fees	7,963
Fund accounting fees	131,070
Treasury Guarantee Program fees (See Note 9)	59,056
Trustee fees	3,212
Compliance services fees	2,301
Other fees	178,842

Total Gross Expenses before reductions	2,017,303
Less Expenses reduced by the Advisor	(1,898,310)

Total Net Expenses	118,993

Net Investment Income	69,739

Change in Net Assets Resulting from Operations	$69,739

See accompanying notes to the financial statements.

268

PROFUNDS VP
ProFund VP Money Market

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income	$69,739	$2,089,165

Change in net assets resulting from operations	69,739	2,089,165

Distributions to Shareholders From:
Net investment income	(69,739)	(2,089,165)

Change in net assets resulting from distributions	(69,739)	(2,089,165)

Capital Transactions:
Proceeds from shares issued	904,475,440	2,517,063,854
Dividends reinvested	69,739	2,089,165
Value of shares redeemed	(878,687,610)	(2,495,906,011)

Change in net assets resulting from capital transactions	25,857,569	23,247,008

Change in net assets	25,857,569	23,247,008
Net Assets:
Beginning of period	275,018,468	251,771,460

End of period	$300,876,037	$275,018,468

Share Transactions:
Issued	904,475,440	2,517,063,854
Reinvested	69,739	2,089,165
Redeemed	(878,687,610)	(2,495,906,011)

Change in shares	25,857,569	23,247,008

See accompanying notes to the financial statements.

269

PROFUNDS VP
ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	0.008	0.037	0.036	0.018	0.001

Distributions to Shareholders From:
Net investment income	—	(a)	(0.008)	(0.037)	(0.036)	(0.018)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.02	%(b)	0.84%	3.77%	3.68%	1.80%	0.08%

Ratios to Average Net Assets:
Gross expenses(c)	1.35%		1.49%	1.37%	1.33%	1.34%	1.35%
Net expenses(c)	0.08%		0.99%	1.30%	1.29%	1.34%	1.15%
Net investment income (loss)(c)	0.05%		0.82%	3.67%	3.65%	1.91%	0.05%

Supplemental Data:
Net assets, end of period (000’s)	$300,876		$275,018	$251,771	$152,750	$56,286	$30,701

(a)	Amount is less than $0.0005.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes to the financial statements.

270

PROFUNDS VP

Notes to Financial Statements
June 30, 2009
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort NASDAQ-100, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2009, the ProFunds VP did not hold any when-issued or delayed delivery securities.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the volume of these open positions relative to each ProFund VP’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts and foreign currency risk related to U.S. dollar futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2009 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of June 30, 2009, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified asset plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
		Assets and		Assets and
Primary Risk Exposure	Fund	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*

EquityContracts	ProFund VP Bull	Securities, at value**,	$—	Variation margin on	$27,428
	ProFund VP Mid-Cap	variation margin on	—	futures contracts	37,156
	ProFund VP Small-Cap	futures contracts	10,791	and unrealized loss	7,144
	ProFund VP Dow 30	and unrealized gain	—	on swap agreements	1,850
	ProFund VP NASDAQ-100	on swap agreements	—		41,349
	ProFund VP Asia 30		—		—
	ProFund VP Europe 30		—		—
	ProFund VP International		—		16,861
	ProFund VP Emerging Markets		—		131,638
	ProFund VP Japan		—		12,032
	ProFund VP UltraBull		—		113,386
	ProFund VP UltraMid-Cap		—		103,307
	ProFund VP UltraSmall-Cap		205,498		63,750
	ProFund VP UltraNASDAQ-100		—		211,468
	ProFund VP Bear		782,280		79,165
	ProFund VP Short Mid-Cap		42,226		—
	ProFund VP Short Small-Cap		131,987		—
	ProFund VP Short Dow 30		1,486		—
	ProFund VP Short NASDAQ-100		60,627		—
	ProFund VP Short International		25,476		—
	ProFund VP Short Emerging Markets		22,402		—
	ProFund VP UltraShort Dow 30		10,559		—
	ProFund VP UltraShort NASDAQ-100		74,338		—
	ProFund VP Banks		—		600
	ProFund VP Biotechnology		—		510
	ProFund VP Oil & Gas		—		1,500
	ProFund VP Pharmaceuticals		—		750
	ProFund VP Precious Metals		9,258		4,819,704
	ProFund VP Semiconductor		—		150
	ProFund VP Telecommunications		—		750

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
		Assets and		Assets and
Primary Risk Exposure	Fund	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*

Foreign Exchange Contracts	ProFund VP Falling U.S. Dollar	Variation margin on	$2,284	Unrealized	$5,448
		futures contracts and		depreciation on
		unrealized		forward currency
		appreciation on		contracts
forward currency
contracts
Interest Rate Contracts	ProFund VP U.S. Government Plus	Securities, at value**,	121,168	Variation margin on	—
		variation margin on		futures contracts
	ProFund VP Rising Rates Opportunity	futures contracts	1,815	and unrealized loss	1,667,368
		and unrealized gain		on swap agreements
on swap agreements

*
Total Fair Value is presented by Primary Risk Exposure. For swap agreements and foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

The following is the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Bull	Net realized gains (losses)	$(1,181,468)	$(305,836)
	ProFund VP Mid-Cap	on investment securities*,	222,700	(128,319)
	ProFund VP Small-Cap	futures contracts and	270,040	(45,924)
	ProFund VP Dow 30	swap agreements/change	(298,551)	(7,862)
	ProFund VP NASDAQ-100	in unrealized appreciation/	2,716,306	(104,542)
	ProFund VP Asia 30	depreciation on investments	46,868	—
	ProFund VP Europe 30		21,721	—
	ProFund VP International		(55,340)	(61,208)
	ProFund VP Emerging Markets		1,090,310	(188,354)
	ProFund VP Japan		254,900	(467,203)
	ProFund VP UltraBull		(803,392)	(1,126,916)
	ProFund VP UltraMid-Cap		935,603	(1,157,417)
	ProFund VP UltraSmall-Cap		1,545,785	(1,110,382)
	ProFund VP UltraNASDAQ-100		6,675,954	(436,968)
	ProFund VP Bear		(12,974,205)	2,619,751
	ProFund VP Short Mid-Cap		(186,479)	284,874
	ProFund VP Short Small-Cap		(3,638,936)	718,625
	ProFund VP Short Dow 30		99,757	3,780
	ProFund VP Short NASDAQ-100		(5,180,549)	700,056
	ProFund VP Short International		(1,190,527)	266,104
	ProFund VP Short Emerging Markets		(1,419,211)	178,012
	ProFund VP UltraShort Dow 30		(1,035,504)	29,023

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP UltraShort	Net realized gains (losses) on	$(1,310,003)	$80,389
	NASDAQ-100	futures contracts and swap
	ProFund VP Banks	agreements/change in net	62,529	—
	ProFund VP Biotechnology	unrealized appreciation/	(2,424)	840
	ProFund VP Oil & Gas	depreciation on investments	488,164	899
	ProFund VP Pharmaceuticals		57,784	—
	ProFund VP Precious Metals		14,004,170	(6,232,039)
	ProFund VP Semiconductor		16,315	(90)
	ProFund VP Telecommunications		292,541	900
Foreign Exchange Contracts	ProFund VP Falling U.S. Dollar	Net realized gains (losses)	(21,618)	47,972
		on futures contracts and
		forward currency contracts/
		change in net unrealized
		appreciation/depreciation
		on investments
Interest Rate Contracts	ProFund VP U.S. Government Plus	Net realized gains (losses)	(23,679,287)	1,732,416
	ProFund VP Rising Rates Opportunity	on investment securities*,
		futures contracts and	14,021,480	(2,261,368)
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

The ProFunds VP have adopted the following new accounting standards and position issued by the Financial Accounting Standards Board.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. The ProFunds VP adopted SFAS 161 in the current reporting period, and the required disclosures are included in the Derivative Instruments section of the Note 2 to the Financial Statements.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The ProFunds VP adopted FSP 157-4 in the current reporting period, and the required disclosures are included in Note 3 to the Financial Statements.

3.	Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The Schedules of Portfolio Investments include additional information regarding the investments for each ProFund VP. The following is a summary of the valuations as of June 30, 2009 for each ProFund VP based upon the three levels defined above:

	Level 1	Level 2	Total

ProFund VP Bull
Investment Securities:
Common Stocks	$51,878,990	$—	$51,878,990
Repurchase Agreements	—	3,072,000	3,072,000

Total Investment Securities	51,878,990	3,072,000	54,950,990

Other Financial Instruments*	(14,025)	(13,403)	(27,428)

Total Investments	$51,864,965	$3,058,597	$54,923,562

ProFund VP Mid-Cap
Investment Securities:
U.S. Government Agency Obligations	$—	$337,000	$337,000
Repurchase Agreements	—	1,375,000	1,375,000

Total Investment Securities	—	1,712,000	1,712,000

Other Financial Instruments*	(34,408)	(2,748)	(37,156)

Total Investments	$(34,408)	$1,709,252	$1,674,844

ProFund VP Small-Cap
Investment Securities:
Common Stocks	$814,180	$—	$814,180
Repurchase Agreements	—	2,517,000	2,517,000

Total Investment Securities	814,180	2,517,000	3,331,180

Other Financial Instruments*	10,791	(7,144)	3,647

Total Investments	$824,971	$2,509,856	$3,334,827

ProFund VP Dow 30
Investment Securities:
U.S. Government Agency Obligations	$—	$40,000	$40,000
Repurchase Agreements	—	157,000	157,000

Total Investment Securities	—	197,000	197,000

Other Financial Instruments*	—	(1,850)	(1,850)

Total Investments	$—	$195,150	$195,150

ProFund VP NASDAQ-100
Investment Securities:
Common Stocks	$31,976,114	$—	$31,976,114
Repurchase Agreements	—	9,429,000	9,429,000

Total Investment Securities	31,976,114	9,429,000	41,405,114

Other Financial Instruments*	—	(41,349)	(41,349)

Total Investments	$31,976,114	$9,387,651	$41,363,765

ProFund VP Large-Cap Value
Investment Securities:
Common Stocks	$25,879,711	$—	$25,879,711
Repurchase Agreements	—	59,000	59,000

Total Investment Securities	$25,879,711	$59,000	$25,938,711

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Large-Cap Growth
Investment Securities:
Common Stocks	$31,677,439	$—	$31,677,439
Repurchase Agreements	—	397,000	397,000

Total Investment Securities	$31,677,439	$397,000	$32,074,439

ProFund VP Mid-Cap Value
Investment Securities:
Common Stocks	$25,045,842	$—	$25,045,842

Total Investment Securities	$25,045,842	$—	$25,045,842

ProFund VP Mid-Cap Growth
Investment Securities:
Common Stocks	$35,446,014	$—	$35,446,014
Repurchase Agreements	—	36,000	36,000

Total Investment Securities	$35,446,014	$36,000	$35,482,014

ProFund VP Small-Cap Value
Investment Securities:
Common Stocks	$17,519,655	$—	$17,519,655

Total Investment Securities	$17,519,655	$—	$17,519,655

ProFund VP Small-Cap Growth
Investment Securities:
Common Stocks	$33,514,184	$—	$33,514,184
Repurchase Agreements	—	85,000	85,000

Total Investment Securities	$33,514,184	$85,000	$33,599,184

ProFund VP Asia 30
Investment Securities:
Common Stocks	$85,006,616	$—	$85,006,616
Repurchase Agreements	—	947,000	947,000

Total Investment Securities	$85,006,616	$947,000	$85,953,616

ProFund VP Europe 30
Investment Securities:
Common Stocks	$36,130,533	$—	$36,130,533
Repurchase Agreements	—	471,000	471,000

Total Investment Securities	$36,130,533	$471,000	$36,601,533

ProFund VP International
Investment Securities:
U.S. Government Agency Obligations	$—	$817,999	$817,999
Repurchase Agreements	—	1,192,000	1,192,000

Total Investment Securities	—	2,009,999	2,009,999

Other Financial Instruments*	—	(16,861)	(16,861)

Total Investments	$—	$1,993,138	$1,993,138

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Emerging Markets
Investment Securities:
U.S. Government Agency Obligations	$—	$2,052,999	$2,052,999
U.S. Treasury Obligations	—	1,871,000	1,871,000
Repurchase Agreements	—	7,205,000	7,205,000

Total Investment Securities	—	11,128,999	11,128,999

Other Financial Instruments*	—	(131,638)	(131,638)

Total Investments	$—	$10,997,361	$10,997,361

ProFund VP Japan
Investment Securities:
U.S. Government Agency Obligations	$—	$1,380,000	$1,380,000
U.S. Treasury Obligations	—	1,635,999	1,635,999
Repurchase Agreements	—	5,908,000	5,908,000

Total Investment Securities	—	8,923,999	8,923,999

Other Financial Instruments*	(12,032)	—	(12,032)

Total Investments	$(12,032)	$8,923,999	$8,911,967

ProFund VP UltraBull
Investment Securities:
Common Stocks	$16,304,783	$—	$16,304,783
Repurchase Agreements	—	1,667,000	1,667,000

Total Investment Securities	16,304,783	1,667,000	17,971,783

Other Financial Instruments*	(48,869)	(64,517)	(113,386)

Total Investments	$16,255,914	$1,602,483	$17,858,397

ProFund VP UltraMid-Cap
Investment Securities:
Common Stocks	$12,119,976	$—	$12,119,976
Repurchase Agreements	—	3,597,000	3,597,000

Total Investment Securities	12,119,976	3,597,000	15,716,976

Other Financial Instruments*	(45,438)	(57,869)	(103,307)

Total Investments	$12,074,538	$3,539,131	$15,613,669

ProFund VP UltraSmall-Cap
Investment Securities:
Common Stocks	$5,001,477	$—	$5,001,477
Repurchase Agreements	—	7,835,000	7,835,000

Total Investment Securities	5,001,477	7,835,000	12,836,477

Other Financial Instruments*	205,498	(63,750)	141,748

Total Investments	$5,206,975	$7,771,250	$12,978,225

ProFund VP UltraNASDAQ-100
Investment Securities:
Common Stocks	$26,648,048	$—	$26,648,048
Repurchase Agreements	—	12,139,000	12,139,000

Total Investment Securities	26,648,048	12,139,000	38,787,048

Other Financial Instruments*	—	(211,468)	(211,468)

Total Investments	$26,648,048	$11,927,532	$38,575,580

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Bear
Investment Securities:
U.S. Government Agency Obligations	$—	$15,788,996	$15,788,996
U.S. Treasury Obligations	—	15,080,996	15,080,996
Repurchase Agreements	—	62,026,000	62,026,000
Options Purchased	—	337	337

Total Investment Securities	—	92,896,329	92,896,329

Other Financial Instruments*	(53,562)	756,340	702,778

Total Investments	$(53,562)	$93,652,669	$93,599,107

ProFund VP Short Mid-Cap
Investment Securities:
U.S. Government Agency Obligations	$—	$710,000	$710,000
Repurchase Agreements	—	2,268,000	2,268,000

Total Investment Securities	—	2,978,000	2,978,000

Other Financial Instruments*	34,183	8,043	42,226

Total Investments	$34,183	$2,986,043	$3,020,226

ProFund VP Short Small-Cap
Investment Securities:
U.S. Government Agency Obligations	$—	$4,896,999	$4,896,999
U.S. Treasury Obligations	—	4,662,999	4,662,999
Repurchase Agreements	—	18,497,000	18,497,000
Options Purchased	—	1,842	1,842

Total Investment Securities	—	28,058,840	28,058,840

Other Financial Instruments*	27,313	102,832	130,145

Total Investments	$27,313	$28,161,672	$28,188,985

ProFund VP Short Dow 30
Investment Securities:
U.S. Government Agency Obligations	$—	$31,000	$31,000
Repurchase Agreements	—	127,000	127,000

Total Investment Securities	—	158,000	158,000

Other Financial Instruments*	—	1,486	1,486

Total Investments	$—	$159,486	$159,486

ProFund VP Short NASDAQ-100
Investment Securities:
U.S. Government Agency Obligations	$—	$2,456,000	$2,456,000
U.S. Treasury Obligations	—	2,519,999	2,519,999
Repurchase Agreements	—	8,831,000	8,831,000

Total Investment Securities	—	13,806,999	13,806,999

Other Financial Instruments*	—	60,627	60,627

Total Investments	$—	$13,867,626	$13,867,626

ProFund VP Short International
Investment Securities:
U.S. Government Agency Obligations	$—	$717,000	$717,000
Repurchase Agreements	—	2,783,000	2,783,000

Total Investment Securities	—	3,500,000	3,500,000

Other Financial Instruments*	2,424	23,052	25,476

Total Investments	$2,424	$3,523,052	$3,525,476

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Short Emerging Markets
Investment Securities:
U.S. Government Agency Obligations	$—	$411,000	$411,000
Repurchases Agreements	—	1,489,000	1,489,000

Total Investment Securities	—	1,900,000	1,900,000

Other Financial Instruments*	—	22,402	22,402

Total Investments	$—	$1,922,402	$1,922,402

ProFund VP UltraShort Dow 30
Investment Securities:
U.S. Government Agency Obligations	$—	$77,000	$77,000
Repurchase Agreements	—	482,000	482,000

Total Investment Securities	—	559,000	559,000

Other Financial Instruments*	—	10,559	10,559

Total Investments	$—	$569,559	$569,559

ProFund VP UltraShort NASDAQ-100
Investment Securities:
U.S. Government Agency Obligations	$—	$1,087,000	$1,087,000
Repurchase Agreements	—	7,729,000	7,729,000

Total Investment Securities	—	8,816,000	8,816,000

Other Financial Instruments*	—	74,338	74,338

Total Investments	$—	$8,890,338	$8,890,338

ProFund VP Banks
Investment Securities:
Common Stocks	$9,644,466	$—	$9,644,466
Repurchase Agreements	—	41,000	41,000

Total Investment Securities	9,644,466	41,000	9,685,466

Other Financial Instruments*	—	(600)	(600)

Total Investments	$9,644,466	$40,400	$9,684,866

ProFund VP Basic Materials
Investment Securities:
Common Stocks	$33,432,004	$—	$33,432,004
Repurchase Agreements	—	208,000	208,000

Total Investment Securities	$33,432,004	$208,000	$33,640,004

ProFund VP Biotechnology
Investment Securities:
Common Stocks	$10,282,379	$—	$10,282,379
Repurchase Agreements	—	56,000	56,000

Total Investment Securities	10,282,379	56,000	10,338,379

Other Financial Instruments*	—	(510)	(510)

Total Investments	$10,282,379	$55,490	$10,337,869

ProFund VP Consumer Goods
Investment Securities:
Common Stocks	$7,013,233	$—	$7,013,233
Repurchase Agreements	—	19,000	19,000

Total Investment Securities	$7,013,233	$19,000	$7,032,233

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Consumer Services
Investment Securities:
Common Stocks	$2,293,175	$—	$2,293,175

Total Investment Securities	$2,293,175	$—	$2,293,175

ProFund VP Financials
Investment Securities:
Common Stocks	$21,733,100	$—	$21,733,100

Total Investment Securities	$21,733,100	$—	$21,733,100

ProFund VP Health Care
Investment Securities:
Common Stocks	$18,823,180	$—	$18,823,180
Repurchase Agreements	—	34,000	34,000

Total Investment Securities	$18,823,180	$34,000	$18,857,180

ProFund VP Industrials
Investment Securities:
Common Stocks	$7,557,162	$—	$7,557,162

Total Investment Securities	$7,557,162	$—	$7,557,162

ProFund VP Internet
Investment Securities:
Common Stocks	$7,069,582	$—	$7,069,582
Repurchase Agreements	—	7,000	7,000

Total Investment Securities	$7,069,582	$7,000	$7,076,582

ProFund VP Oil & Gas
Investment Securities:
Common Stocks	$69,987,860	$—	$69,987,860
Repurchase Agreements	—	154,000	154,000

Total Investment Securities	69,987,860	154,000	70,141,860

Other Financial Instruments*	—	(1,500)	(1,500)

Total Investments	$69,987,860	$152,500	$70,140,360

ProFund VP Pharmaceuticals
Investment Securities:
Common Stocks	$10,964,999	$—	$10,964,999
Repurchase Agreements	—	17,000	17,000

Total Investment Securities	10,964,999	17,000	10,981,999

Other Financial Instruments*	—	(750)	(750)

Total Investments	$10,964,999	$16,250	$10,981,249

ProFund VP Precious Metals
Investment Securities:
U.S. Government Agency Obligations	$—	$18,673,995	$18,673,995
U.S. Treasury Obligations	—	13,858,996	13,858,996
Repurchase Agreements	—	74,304,000	74,304,000

Total Investment Securities	—	106,836,991	106,836,991

Other Financial Instruments*	—	(4,810,446)	(4,810,446)

Total Investments	$—	$102,026,545	$102,026,545

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Real Estate
Investment Securities:
Common Stocks	$8,328,334	$—	$8,328,334
Repurchase Agreements	—	23,000	23,000

Total Investment Securities	$8,328,334	$23,000	$8,351,334

ProFund VP Semiconductor
Investment Securities:
Common Stocks	$3,393,495	$—	$3,393,495
Repurchase Agreements	—	11,000	11,000

Total Investment Securities	3,393,495	11,000	3,404,495

Other Financial Instruments*	—	(150)	(150)

Total Investments	$3,393,495	$10,850	$3,404,345

ProFund VP Technology
Investment Securities:
Common Stocks	$15,839,691	$—	$15,839,691

Total Investment Securities	$15,839,691	$—	$15,839,691

ProFund VP Telecommunications
Investment Securities:
Common Stocks	$5,362,160	$—	$5,362,160
Repurchase Agreements	—	43,000	43,000

Total Investment Securities	5,362,160	43,000	5,405,160

Other Financial Instruments*	—	(750)	(750)

Total Investments	$5,362,160	$42,250	$5,404,410

ProFund VP Utilities
Investment Securities:
Common Stocks	$28,383,851	$—	$28,383,851
Repurchase Agreements	—	178,000	178,000

Total Investment Securities	$28,383,851	$178,000	$28,561,851

ProFund VP U.S. Government Plus
Investment Securities:
U.S. Government Agency Obligations	$—	$7,851,998	$7,851,998
U.S. Treasury Obligations	3,164,500	8,449,997	11,614,497
Repurchase Agreements	—	31,011,000	31,011,000

Total Investment Securities	3,164,500	47,312,995	50,477,495

Other Financial Instruments*	70,348	50,820	121,168

Total Investments	$3,234,848	$47,363,815	$50,598,663

ProFund VP Rising Rates Opportunity
Investment Securities:
U.S. Government Agency Obligations	$—	$9,588,997	$9,588,997
U.S. Treasury Obligations	—	10,350,997	10,350,997
Repurchase Agreements	—	39,076,000	39,076,000
Options Purchased	—	1,815	1,815

Total Investment Securities	—	59,017,809	59,017,809

Other Financial Instruments*	(75,867)	(1,591,501)	(1,667,368)

Total Investments	$(75,867)	$57,426,308	$57,350,441

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Falling U.S. Dollar
Investment Securities:
U.S. Government Agency Obligations	$—	$437,000	$437,000
Repurchase Agreements	—	1,733,000	1,733,000

Total Investment Securities	—	2,170,000	2,170,000

Other Financial Instruments*	757	(3,921)	(3,164)

Total Investments	$757	$2,166,079	$2,166,836

ProFund VP Money Market
Investment Securities:
U.S. Government Agency Obligations	$—	$59,298,984	$59,298,984
Repurchase Agreements	—	237,378,000	237,378,000

Total Investment Securities	$—	$296,676,984	$296,676,984

*

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain/appreciation or loss/depreciation on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies, and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the period ended June 30, 2009, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets as compensation for distribution-related activities and/or shareholder services. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $372,815 for the period ended June 30, 2009.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $88,500 ($177,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Bull	$—	$—	$126,900	$13,395	$140,295
ProFund VP Mid-Cap	—	1,412	5,663	379	7,454
ProFund VP Small-Cap	—	—	1,788	3,920	5,708
ProFund VP Dow 30	—	—	1,729	421	2,150
ProFund VP NASDAQ-100	3,520	8,984	69,998	9,125	91,627
ProFund VP Large-Cap Value	—	44,503	97,951	9,329	151,783
ProFund VP Large-Cap Growth	—	14,945	93,898	9,381	118,224
ProFund VP Mid-Cap Value	31,406	38,929	69,613	6,314	146,262
ProFund VP Mid-Cap Growth	—	12,476	80,676	7,898	101,050
ProFund VP Small-Cap Value	4,722	64,946	82,762	12,227	164,657
ProFund VP Small-Cap Growth	—	26,807	79,401	11,987	118,195
ProFund VP Asia 30	—	—	106,690	—	106,690
ProFund VP Europe 30	—	—	36,510	3,863	40,373
ProFund VP International	—	2,301	1,626	27	3,954
ProFund VP Emerging Markets	—	2,688	801	736	4,225
ProFund VP Japan	5,380	—	15,335	1,573	22,288
ProFund VP UltraBull	—	2,335	64,013	3,064	69,412
ProFund VP UltraMid-Cap	—	14,268	49,741	3,788	67,797
ProFund VP UltraSmall-Cap	—	30,280	34,841	4,074	69,195
ProFund VP UltraNASDAQ-100	—	8,194	65,680	4,242	78,116
ProFund VP Bear	—	6,646	77,338	9,799	93,783
ProFund VP Short Mid-Cap	7,642	5,564	9,924	1,654	24,784
ProFund VP Short Small-Cap	—	—	22,389	3,346	25,735
ProFund VP Short Dow 30	2,703	2,232	5,476	61	10,472
ProFund VP Short NASDAQ-100	3,792	10,222	44,947	1,855	60,816

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Short International	$—	$1,768	$4,189	$361	$6,318
ProFund VP Short Emerging Markets	—	1,922	5,422	429	7,773
ProFund VP UltraShort Dow 30	2,114	1,169	5,453	1,667	10,403
ProFund VP UltraShort NASDAQ-100	1,986	1,931	4,280	808	9,005
ProFund VP Banks	11,566	27,891	30,479	3,589	73,525
ProFund VP Basic Materials	4,956	21,735	89,196	3,959	119,846
ProFund VP Biotechnology	4,773	10,636	31,225	2,732	49,366
ProFund VP Consumer Goods	16,859	30,496	28,975	3,085	79,415
ProFund VP Consumer Services	26,009	30,317	23,581	4,861	84,768
ProFund VP Financials	17,543	35,692	55,521	7,718	116,474
ProFund VP Health Care	—	21,944	51,152	3,676	76,772
ProFund VP Industrials	21,802	51,730	33,620	6,468	113,620
ProFund VP Internet	9,192	8,120	12,169	2,289	31,770
ProFund VP Oil & Gas	62,332	45,630	155,284	11,767	275,013
ProFund VP Pharmaceuticals	3,031	15,085	15,367	3,979	37,462
ProFund VP Precious Metals	—	22,547	107,185	17,802	147,534
ProFund VP Real Estate	13,490	37,770	32,854	3,210	87,324
ProFund VP Semiconductor	5,644	15,367	13,234	1,454	35,699
ProFund VP Technology	12,383	10,184	18,478	4,068	45,113
ProFund VP Telecommunications	9,953	25,680	28,034	1,645	65,312
ProFund VP Utilities	27,384	50,239	100,732	3,890	182,245
ProFund VP U.S. Government Plus	—	36,984	173,433	4,033	214,450
ProFund VP Rising Rates Opportunity	—	—	36,185	5,567	41,752
ProFund VP Falling U.S. Dollar	—	3,820	2,218	—	6,038
ProFund VP Money Market	—	110,014	491,368	14,107	615,489

During the period ended June 30, 2009, the Advisor voluntarily waived and reimbursed additional fees of $1,254,921 for ProFund VP Money Market. These fees were voluntarily waived to maintain a more competitive yield. These fees are not available to be recouped in subsequent years and may be stopped at any time. In addition, during the period, the Advisor voluntarily contributed capital of $5,850 in the ProFund VP International in connection with an investment valuation adjustment. The impact to the net asset value and total return is disclosed in the ProFund VP International’s Financial Highlights.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market for the period from May 1, 2009 through April 30, 2010 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

Expires
4/30/13

ProFund VP Money Market	$588,456

5.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

	Purchases	Sales

ProFund VP Bull	$44,637,064	$55,544,765
ProFund VP Small-Cap	5,630,801	6,360,564
ProFund VP NASDAQ-100	52,140,867	45,251,626
ProFund VP Large-Cap Value	25,424,405	30,926,051
ProFund VP Large-Cap Growth	45,231,401	39,863,039

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Purchases	Sales

ProFund VP Mid-Cap Value	$31,330,961	$24,508,590
ProFund VP Mid-Cap Growth	60,607,053	48,564,665
ProFund VP Small-Cap Value	41,810,089	41,140,912
ProFund VP Small-Cap Growth	53,291,936	46,484,493
ProFund VP Asia 30	101,672,791	87,198,649
ProFund VP Europe 30	56,162,210	50,197,967
ProFund VP UltraBull	15,924,945	35,239,493
ProFund VP UltraMid-Cap	15,502,735	19,924,618
ProFund VP UltraSmall-Cap	4,375,981	13,088,385
ProFund VP UltraNASDAQ-100	44,027,257	37,402,993
ProFund VP Banks	54,999,946	58,077,862
ProFund VP Basic Materials	40,472,285	34,587,761
ProFund VP Biotechnology	22,573,669	29,272,079
ProFund VP Consumer Goods	13,356,038	14,512,578
ProFund VP Consumer Services	6,013,958	8,858,492
ProFund VP Financials	33,606,335	34,177,470
ProFund VP Health Care	19,485,616	24,507,064
ProFund VP Industrials	12,607,788	13,393,741
ProFund VP Internet	10,676,128	7,973,497
ProFund VP Oil & Gas	56,110,477	42,014,090
ProFund VP Pharmaceuticals	43,943,158	39,402,952
ProFund VP Real Estate	21,300,818	24,297,714
ProFund VP Semiconductor	11,614,885	9,974,698
ProFund VP Technology	20,730,675	14,132,095
ProFund VP Telecommunications	22,067,370	24,759,846
ProFund VP Utilities	17,187,067	21,765,872

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$37,974,345	$78,667,306

6.	Investment Risks
Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Bull	$—	$—	$—	$—	$—	$9,291,021	$9,291,021
ProFund VP NASDAQ-100	—	—	—	3,476,760	—	5,034,444	8,511,204
ProFund VP Large Cap Value	—	—	—	—	—	4,655,898	4,655,898
ProFund VP Large Cap Growth	—	—	—	—	—	9,201,902	9,201,902
ProFund VP Mid-Cap Value	—	—	—	—	—	7,217,314	7,217,314
ProFund VP Mid-Cap Growth	—	—	—	—	—	9,824,901	9,824,901
ProFund VP Small Cap Value	—	—	—	—	—	8,197,734	8,197,734
ProFund VP International	—	—	—	—	591,470	905,346	1,496,816
ProFund VP Emerging Markets	—	—	—	—	—	4,547,921	4,547,921
ProFund VP Japan	—	—	—	1,864,158	5,078,522	7,199,827	14,142,507
ProFund VP UltraBull	—	—	—	—	3,416,970	16,765,307	20,182,277
ProFund VP UltraMid-Cap	—	—	—	—	757,453	24,203,287	24,960,740
ProFund VP UltraSmall-Cap	—	—	7,014,336	—	4,786,322	13,755,528	25,556,186
ProFund VP UltraNASDAQ-100	—	—	—	6,953,883	2,653,266	56,857,790	66,464,939
ProFund VP Bear	—	8,145,656	3,069,606	7,512,896	4,644,270	—	23,372,428
ProFund VP Short Mid-Cap	—	—	—	197,274	395,810	—	593,084
ProFund VP Short Small-Cap	—	—	—	509,147	2,926,943	—	3,436,090
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	—	39,105,978
ProFund VP Basic Materials	—	—	—	142,609	—	12,512,599	12,655,208

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Biotechnology	$—	$—	$—	$1,478,851	$—	$1,895,782	$3,374,633
ProFund VP Consumer Goods	—	—	—	—	—	1,896,408	1,896,408
ProFund VP Consumer Services	—	—	172,236	—	—	397,048	569,284
ProFund VP Financials	—	—	—	—	—	6,088,474	6,088,474
ProFund VP Health Care	96,603	545,130	231,706	—	—	3,312,213	4,185,652
ProFund VP Industrials	—	—	—	—	—	2,734,786	2,734,786
ProFund VP Internet	—	—	—	—	—	615,062	615,062
ProFund VP Pharmaceuticals	1,062,234	938,481	1,453,587	424,035	—	1,085,193	4,963,530
ProFund VP Precious Metals	—	—	—	—	—	57,868,281	57,868,281
ProFund VP Real Estate	—	—	—	—	—	1,750,648	1,750,648
ProFund VP Semiconductor	—	—	—	1,003,398	446,964	555,458	2,005,820
ProFund VP Technology	—	—	—	635,501	—	2,121,700	2,757,201
ProFund VP Telecommunications	—	—	—	—	—	4,673,454	4,673,454
ProFund VP Utilities	—	—	—	—	—	671,740	671,740
ProFund VP Rising Rates Opportunity	—	21,517,216	22,965,205	—	5,366,257	27,138,192	76,986,870
ProFund VP Falling U.S. Dollar	—	—	—	—	—	1,963,622	1,963,622

As of the latest tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13

ProFund VP Mid-Cap	$—	$—	$—	$—	$—
ProFund VP Dow 30	—	—	—	—	—
ProFund VP NASDAQ-100	—	9,225,557	1,424,903	6,628,365	—
ProFund VP Mid-Cap Value	—	—	960,030	1,618,391	—
ProFund VP Europe 30	4,576,404	5,807,241	3,450,241	3,425,937	—
ProFund VP Japan	—	436,173	92,208	—	—
ProFund VP UltraBull	6,605,770	5,004,296	1,935,011	195,963	2,083,596
ProFund VP UltraMid-Cap	—	1,237,920	—	—	—
ProFund VP UltraSmall-Cap	4,630,023	1,543,341	—	—	—
ProFund VP UltraNASDAQ-100	2,051,333	2,051,333	2,051,333	2,051,333	2,051,333
ProFund VP Short Small-Cap	—	—	369	—	—
ProFund VP Short NASDAQ-100	—	—	1,426,502	—	—
ProFund VP Short Emerging Markets	—	—	—	—	—
ProFund VP UltraShort NASDAQ-100	—	—	—	—	—
ProFund VP Banks	—	405,487	460,651	577,640	—
ProFund VP Basic Materials	—	376,680	125,560	—	—
ProFund VP Biotechnology	—	8,116,041	1,350,907	—	—
ProFund VP Consumer Goods	—	452,328	150,776	—	—
ProFund VP Consumer Services	—	701,646	24,850	—	—
ProFund VP Financials	—	578,912	945,462	—	—
ProFund VP Health Care	—	1,584,064	680,216	—	—
ProFund VP Industrials	—	—	82,177	—	—
ProFund VP Oil & Gas	—	1,712,692	506,983	—	506,983
ProFund VP Precious Metals	—	2,383,608	764,478	—	—
ProFund VP Real Estate	—	1,848,522	616,174	—	—
ProFund VP Semiconductor	—	1,101,535	220,307	1,102,941	—
ProFund VP Technology	1,006,389	2,609,011	186,109	3,182,798	1,074,176
ProFund VP Telecommunications	394,274	750,298	381,524	—	—
ProFund VP Utilities	339,817	2,287,980	731,393	226,080	—
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	—

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Expires	Expires	Expires
	12/31/14	12/31/15	12/31/16	Total

ProFund VP Mid-Cap	$—	$250,620	$735,412	$986,032
ProFund VP Dow 30	—	—	1,160,308	1,160,308
ProFund VP NASDAQ-100	—	—	—	17,278,825
ProFund VP Mid-Cap Value	—	—	—	2,578,421
ProFund VP Europe 30	—	—	—	17,259,823
ProFund VP Japan	—	—	—	528,381
ProFund VP UltraBull	—	—	—	15,824,636
ProFund VP UltraMid-Cap	—	—	—	1,237,920
ProFund VP UltraSmall-Cap	—	—	—	6,173,364
ProFund VP UltraNASDAQ-100	—	—	—	10,256,665
ProFund VP Short Small-Cap	—	—	—	369
ProFund VP Short NASDAQ-100	—	—	—	1,426,502
ProFund VP Short Emerging Markets	—	56,890	55,692	112,582
ProFund VP UltraShort NASDAQ-100	8,626	—	389,217	397,843
ProFund VP Banks	—	—	—	1,443,778
ProFund VP Basic Materials	—	—	—	502,240
ProFund VP Biotechnology	—	—	—	9,466,948
ProFund VP Consumer Goods	—	—	—	603,104
ProFund VP Consumer Services	—	—	—	726,496
ProFund VP Financials	—	—	—	1,524,374
ProFund VP Health Care	—	—	—	2,264,280
ProFund VP Industrials	—	—	—	82,177
ProFund VP Oil & Gas	—	—	—	2,726,658
ProFund VP Precious Metals	—	—	—	3,148,086
ProFund VP Real Estate	—	—	—	2,464,696
ProFund VP Semiconductor	—	—	—	2,424,783
ProFund VP Technology	—	—	—	8,058,483
ProFund VP Telecommunications	—	—	—	1,526,096
ProFund VP Utilities	—	—	—	3,585,270
ProFund VP Rising Rates Opportunity	—	—	—	1,018,870

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$—	$1,550,179	$1,550,179
ProFund VP Mid-Cap	8,867	—	8,867
ProFund VP Small-Cap	1,419,150	4,019,405	5,438,555
ProFund VP Dow 30	355,217	141,000	496,217
ProFund VP Large-Cap Value	2,268,224	5,323,273	7,591,497
ProFund VP Large-Cap Growth	922,666	92,786	1,015,452
ProFund VP Mid-Cap Value	1,713,347	6,098,996	7,812,343
ProFund VP Mid-Cap Growth	4,005,225	3,200,399	7,205,624
ProFund VP Small-Cap Value	—	3,171,170	3,171,170
ProFund VP Small-Cap Growth	—	633,201	633,201
ProFund VP Asia 30	8,396,296	2,024,237	10,420,533
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP International	18,878	—	18,878
ProFund VP Emerging Markets	56,841	—	56,841
ProFund VP Japan	1,770,821	—	1,770,821
ProFund VP UltraBull	570,814	—	570,814
ProFund VP UltraMid-Cap	399,998	—	399,998
ProFund VP UltraSmall-Cap	261,358	—	261,358
ProFund VP Bear	1,380,886	—	1,380,886
ProFund VP Short Mid-Cap	178,696	—	178,696
ProFund VP Short Small-Cap	1,095,474	—	1,095,474
ProFund VP Short Dow 30	10,937	—	10,937

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Short NASDAQ-100	$1,032,789	$—	$1,032,789
ProFund VP Short International	1,891	—	1,891
ProFund VP Short Emerging Markets	1,800	—	1,800
ProFund VP UltraShort Dow 30	239,906	—	239,906
ProFund VP UltraShort NASDAQ-100	7,203	—	7,203
ProFund VP Banks	226,667	—	226,667
ProFund VP Basic Materials	252,811	—	252,811
ProFund VP Consumer Goods	246,474	255,753	502,227
ProFund VP Financials	353,453	—	353,453
ProFund VP Health Care	130,707	—	130,707
ProFund VP Industrials	236,725	248,813	485,538
ProFund VP Internet	—	688,449	688,449
ProFund VP Oil & Gas	1,331,546	8,149,659	9,481,205
ProFund VP Pharmaceuticals	240,807	—	240,807
ProFund VP Precious Metals	13,399,391	—	13,399,391
ProFund VP Real Estate	—	272,684	272,684
ProFund VP Telecommunications	2,814,578	2,955,811	5,770,389
ProFund VP Utilities	1,582,797	1,576,054	3,158,851
ProFund VP U.S. Government Plus	1,693,910	—	1,693,910
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751
ProFund VP Falling U.S. Dollar	6,941	3,588	10,529
ProFund VP Money Market	2,089,165	—	2,089,165

As of the latest tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$686,731	$—	$—	$(9,291,021)	$(5,144,032)	$(13,748,322)
ProFund VP Mid-Cap	—	—	—	(986,032)	16,587	(969,445)
ProFund VP Small-Cap	—	880,476	—	—	(403,556)	476,920
ProFund VP Dow 30	12,740	—	—	(1,160,308)	5,265	(1,142,303)
ProFund VP NASDAQ-100	—	—	—	(25,790,029)	(2,714,055)	(28,504,084)
ProFund VP Large-Cap Value	728,606	—	—	(4,655,898)	(13,776,514)	(17,703,806)
ProFund VP Large-Cap Growth	—	—	—	(9,201,902)	(4,641,339)	(13,843,241)
ProFund VP Mid-Cap Value	285,580	—	—	(9,795,735)	(7,172,820)	(16,682,975)
ProFund VP Mid-Cap Growth	—	—	—	(9,824,901)	(6,581,917)	(16,406,818)
ProFund VP Small-Cap Value	81,880	—	—	(8,197,734)	(7,877,840)	(15,993,694)
ProFund VP Small-Cap Growth	—	1,017,559	—	—	(7,136,665)	(6,119,106)
ProFund VP Asia 30	869,798	11,623,304	—	—	(1,787,458)	10,705,644
ProFund VP Europe 30	1,427,460	—	—	(17,259,823)	(8,351,964)	(24,184,327)
ProFund VP International	2,274	—	—	(1,496,816)	44,347	(1,450,195)
ProFund VP Emerging Markets	20,311	—	—	(4,547,921)	56,716	(4,470,894)
ProFund VP Japan	65,646	—	—	(14,670,888)	—	(14,605,242)
ProFund VP UltraBull	225,919	—	—	(36,006,913)	(2,947,394)	(38,728,388)
ProFund VP UltraMid-Cap	12,162	—	—	(26,198,660)	(1,199,543)	(27,386,041)
ProFund VP UltraSmall-Cap	17,927	—	—	(31,729,550)	(2,604,648)	(34,316,271)
ProFund VP UltraNASDAQ-100	—	—	—	(76,721,604)	(3,315,638)	(80,037,242)
ProFund VP Bear	155,174	—	—	(23,372,428)	(1,381,003)	(24,598,257)
ProFund VP Short Mid-Cap	49,307	—	—	(593,084)	(214,772)	(758,549)
ProFund VP Short Small-Cap	120,502	—	—	(3,436,459)	(295,897)	(3,611,854)
ProFund VP Short Dow 30	384,163	752,710	—	—	(836)	1,136,037
ProFund VP Short NASDAQ-100	112,025	—	—	(40,532,480)	(572,439)	(40,992,894)
ProFund VP Short International	368,540	—	—	—	(237,041)	131,499
ProFund VP Short Emerging Markets	—	—	—	(112,582)	(155,610)	(268,192)

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraShort Dow 30	$996,459	$24,167	$—	$—	$(14,689)	$1,005,937
ProFund VP UltraShort NASDAQ-100	3,579	—	—	(397,843)	(5,486)	(399,750)
ProFund VP Banks	472,912	—	—	(1,443,778)	(13,798,606)	(14,769,472)
ProFund VP Basic Materials	266,272	—	—	(13,157,448)	(15,914,037)	(28,805,213)
ProFund VP Biotechnology	—	—	—	(12,841,581)	(1,250,395)	(14,091,976)
ProFund VP Consumer Goods	88,513	—	—	(2,499,512)	(1,187,570)	(3,598,569)
ProFund VP Consumer Services	—	—	—	(1,295,780)	(321,110)	(1,616,890)
ProFund VP Financials	487,543	—	—	(7,612,848)	(11,943,341)	(19,068,646)
ProFund VP Health Care	110,530	—	—	(6,449,932)	(973,141)	(7,312,543)
ProFund VP Industrials	64,535	—	—	(2,816,963)	(3,116,517)	(5,868,945)
ProFund VP Internet	—	—	—	(615,062)	3,520	(611,542)
ProFund VP Oil & Gas	—	9,120,883	—	(2,726,658)	16,894,809	23,289,034
ProFund VP Pharmaceuticals	226,653	—	—	(4,963,530)	(2,498,482)	(7,235,359)
ProFund VP Precious Metals	974,226	—	—	(61,016,367)	1,421,593	(58,620,548)
ProFund VP Real Estate	450,707	—	—	(4,215,344)	(1,970,892)	(5,735,529)
ProFund VP Semiconductor	—	—	—	(4,430,603)	(664,911)	(5,095,514)
ProFund VP Technology	—	—	—	(10,815,684)	(1,691,393)	(12,507,077)
ProFund VP Telecommunications	423,510	—	—	(6,199,550)	(1,972,880)	(7,748,920)
ProFund VP Utilities	1,254,992	—	—	(4,257,010)	3,857,379	855,361
ProFund VP U.S. Government Plus	27,008,669	704,433	(108,727)	—	10,662,224	38,266,599
ProFund VP Rising Rates Opportunity	291,473	—	—	(78,005,740)	546,735	(77,167,532)
ProFund VP Falling U.S. Dollar	—	—	—	(1,963,622)	—	(1,963,622)
ProFund VP Money Market	—	—	—	—	—	—

The tax character of current year distributions paid and the tax basis of the current componets of accumulated erarnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

At June 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$54,728,665	$375,536	$(153,211)	$222,325
ProFund VP Mid-Cap	1,712,000	—	—	—
ProFund VP Small-Cap	3,301,195	43,800	(13,815)	29,985
ProFund VP Dow 30	197,000	—	—	—
ProFund VP NASDAQ-100	36,932,823	4,477,035	(4,744)	4,472,291
ProFund VP Large-Cap Value	37,801,603	—	(11,862,892)	(11,862,892)
ProFund VP Large-Cap Growth	33,847,433	—	(1,772,994)	(1,772,994)
ProFund VP Mid-Cap Value	29,975,148	—	(4,929,306)	(4,929,306)
ProFund VP Mid-Cap Growth	38,104,767	—	(2,622,753)	(2,622,753)
ProFund VP Small-Cap Value	24,060,388	—	(6,540,733)	(6,540,733)
ProFund VP Small-Cap Growth	38,432,213	—	(4,833,029)	(4,833,029)
ProFund VP Asia 30	73,166,092	13,382,006	(594,482)	12,787,524
ProFund VP Europe 30	41,836,750	—	(5,235,217)	(5,235,217)
ProFund VP International	2,009,999	—	—	—
ProFund VP Emerging Markets	11,128,999	—	—	—
ProFund VP Japan	8,923,999	—	—	—
ProFund VP UltraBull	18,966,476	—	(994,693)	(994,693)
ProFund VP UltraMid-Cap	16,089,401	—	(372,425)	(372,425)
ProFund VP UltraSmall-Cap	12,603,301	387,944	(154,768)	233,176
ProFund VP UltraNASDAQ-100	37,414,320	1,376,349	(3,621)	1,372,728
ProFund VP Bear	92,897,466	—	(1,137)	(1,137)
ProFund VP Short Mid-Cap	2,978,000	—	—	—
ProFund VP Short Small-Cap	28,064,674	—	(5,834)	(5,834)

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Short Dow 30	$158,000	$—	$—	$—
ProFund VP Short NASDAQ-100	13,806,999	—	—	—
ProFund VP Short International	3,500,000	—	—	—
ProFund VP Short Emerging Markets	1,900,000	—	—	—
ProFund VP UltraShort Dow 30	559,000	—	—	—
ProFund VP UltraShort NASDAQ-100	8,816,000	—	—	—
ProFund VP Banks	17,690,239	—	(8,004,773)	(8,004,773)
ProFund VP Basic Materials	45,824,981	—	(12,184,977)	(12,184,977)
ProFund VP Biotechnology	10,698,222	—	(359,843)	(359,843)
ProFund VP Consumer Goods	7,538,568	—	(506,335)	(506,335)
ProFund VP Consumer Services	2,421,298	—	(128,123)	(128,123)
ProFund VP Financials	31,226,202	—	(9,493,102)	(9,493,102)
ProFund VP Health Care	19,892,019	—	(1,034,839)	(1,034,839)
ProFund VP Industrials	8,256,733	—	(699,571)	(699,571)
ProFund VP Internet	5,606,908	1,469,674	—	1,469,674
ProFund VP Oil & Gas	53,397,406	17,119,252	(374,798)	16,744,454
ProFund VP Pharmaceuticals	13,376,692	—	(2,394,693)	(2,394,693)
ProFund VP Precious Metals	106,836,991	—	—	—
ProFund VP Real Estate	10,134,451	—	(1,783,117)	(1,783,117)
ProFund VP Semiconductor	3,595,294	—	(190,799)	(190,799)
ProFund VP Technology	15,379,340	466,239	(5,888)	460,351
ProFund VP Telecommunications	6,844,247	—	(1,439,087)	(1,439,087)
ProFund VP Utilities	25,552,943	3,257,447	(248,539)	3,008,908
ProFund VP U.S. Government Plus	50,471,723	5,772	—	5,772
ProFund VP Rising Rates Opportunity	59,018,685	—	(876)	(876)
ProFund VP Falling U.S. Dollar	2,170,000	—	—	—
ProFund VP Money Market	296,676,984	—	—	—

8.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds VP transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds VP in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing collecting the full amounts directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. To the extent that the Advisor is required to make a payment to the Funds in support of shortfall payments from Lehman, such amounts will be separately presented and disclosed in the applicable financial statements and related notes to financial statements. The outstanding swap agreement balances due to Lehman are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due to Lehman are included in “Payable for closed forward currency contracts” on the Statements of Assets and Liabilities.

As of June 30, 2009, the ProFunds’ VP custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund VP’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ VP Schedule of Portfolio Investments.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

9.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The Board of Trustees of ProFunds approved the participation of ProFund VP Money Market (the “Fund”) in the initial term of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

Under the Program, the United States Department of the Treasury (the “Treasury”) will guarantee, subject to certain conditions and limitations, the Fund’s $1.00 share price for, at most, the number of outstanding shares held by a shareholder as of September 19, 2008. Such conditions and limitations include the following:

•

For each shareholder of the Fund, the Program provides coverage in the event that the net asset value of any Fund share class becomes less than $0.995 (the “Guarantee Event”) and the Fund promptly liquidates thereafter for the lesser of: (i) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008; or (ii) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

•	The Program does not cover investors who were not shareholders of the Fund on September 19, 2008.
•

The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

•	The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

The Program was subsequently extended by the Treasury Department through April 30, 2009, and the Board of Trustees of the Fund approved the continued participation by the Fund in the extended Program. The terms of the extended Program are essentially the same as the Program providing protection through April 30, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The extension payment amounted to $44,241 and was expensed from December 19, 2008 through April 30, 2009. Amounts expensed during the period ended June 30, 2009 are reflected on the Statements of Operations as “Treasury Guarantee Program fees.”

On March 31, 2009 the Treasury Department announced that it would extend its Program until September 18, 2009. The Board of Trustees of the Fund has approved the Fund’s continued participation in the Program. The terms of the extended Program are essentially the same as the Program providing protection through September 18, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The extension payment amounted to $44,241 and is being expensed from May 1, 2009 through September 18, 2009.

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2009 and held for the entire period from January 1, 2009 through June 30, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Bull	$1,000.00	$1,020.60	$8.27	1.65%
ProFund VP Mid-Cap	1,000.00	1,066.80	8.40	1.64%
ProFund VP Small-Cap	1,000.00	1,014.60	8.94	1.79%
ProFund VP Dow 30	1,000.00	956.10	8.00	1.65%
ProFund VP NASDAQ-100	1,000.00	1,214.80	9.06	1.65%
ProFund VP Large-Cap Value	1,000.00	979.50	8.10	1.65%
ProFund VP Large-Cap Growth	1,000.00	1,067.30	8.46	1.65%
ProFund VP Mid-Cap Value	1,000.00	1,033.50	8.32	1.65%
ProFund VP Mid-Cap Growth	1,000.00	1,116.30	8.66	1.65%
ProFund VP Small-Cap Value	1,000.00	969.90	8.06	1.65%
ProFund VP Small-Cap Growth	1,000.00	1,027.50	8.29	1.65%
ProFund VP Asia 30	1,000.00	1,284.40	9.23	1.63%
ProFund VP Europe 30	1,000.00	1,071.10	8.47	1.65%
ProFund VP International	1,000.00	1,032.00	8.36	1.66%
ProFund VP Emerging Markets	1,000.00	1,266.40	9.38	1.67%
ProFund VP Japan	1,000.00	1,054.00	8.40	1.65%
ProFund VP UltraBull	1,000.00	991.10	8.15	1.65%
ProFund VP UltraMid-Cap	1,000.00	1,071.30	8.47	1.65%
ProFund VP UltraSmall-Cap	1,000.00	935.60	7.92	1.65%
ProFund VP UltraNASDAQ-100	1,000.00	1,407.40	9.85	1.65%
ProFund VP Bear	1,000.00	905.00	7.79	1.65%
ProFund VP Short Mid-Cap	1,000.00	843.90	7.50	1.64%
ProFund VP Short Small-Cap	1,000.00	867.90	7.64	1.65%
ProFund VP Short Dow 30	1,000.00	961.10	7.97	1.64%
ProFund VP Short NASDAQ-100	1,000.00	768.20	7.23	1.65%
ProFund VP Short International	1,000.00	877.10	7.63	1.64%
ProFund VP Short Emerging Markets	1,000.00	696.80	6.90	1.64%
ProFund VP UltraShort Dow 30	1,000.00	885.00	7.76	1.66%
ProFund VP UltraShort NASDAQ-100	1,000.00	579.60	6.50	1.66%
ProFund VP Banks	1,000.00	830.70	7.49	1.65%
ProFund VP Basic Materials	1,000.00	1,176.30	8.90	1.65%
ProFund VP Biotechnology	1,000.00	992.40	8.10	1.64%
ProFund VP Consumer Goods	1,000.00	1,015.00	8.19	1.64%
ProFund VP Consumer Services	1,000.00	1,045.10	8.37	1.65%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Financials	$1,000.00	$946.30	$7.96	1.65%
ProFund VP Health Care	1,000.00	1,012.20	8.18	1.64%
ProFund VP Industrials	1,000.00	974.80	8.08	1.65%
ProFund VP Internet	1,000.00	1,328.60	9.53	1.65%
ProFund VP Oil & Gas	1,000.00	1,003.60	8.20	1.65%
ProFund VP Pharmaceuticals	1,000.00	970.30	8.01	1.64%
ProFund VP Precious Metals	1,000.00	1,127.90	8.71	1.65%
ProFund VP Real Estate	1,000.00	891.30	7.74	1.65%
ProFund VP Semiconductor	1,000.00	1,250.50	9.21	1.65%
ProFund VP Technology	1,000.00	1,254.00	9.22	1.65%
ProFund VP Telecommunications	1,000.00	958.60	8.01	1.65%
ProFund VP Utilities	1,000.00	978.30	8.09	1.65%
ProFund VP U.S. Government Plus	1,000.00	708.00	5.72	1.35%
ProFund VP Rising Rates Opportunity	1,000.00	1,315.50	9.47	1.65%
ProFund VP Falling U.S. Dollar	1,000.00	1,007.00	8.56	1.72%
ProFund VP Money Market	1,000.00	1,000.20	0.40	0.08%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Bull	$1,000.00	$1,016.61	$8.25	1.65%
ProFund VP Mid-Cap	1,000.00	1,016.66	8.20	1.64%
ProFund VP Small-Cap	1,000.00	1,015.92	8.95	1.79%
ProFund VP Dow 30	1,000.00	1,016.61	8.25	1.65%
ProFund VP NASDAQ-100	1,000.00	1,016.61	8.25	1.65%
ProFund VP Large-Cap Value	1,000.00	1,016.61	8.25	1.65%
ProFund VP Large-Cap Growth	1,000.00	1,016.61	8.25	1.65%
ProFund VP Mid-Cap Value	1,000.00	1,016.61	8.25	1.65%
ProFund VP Mid-Cap Growth	1,000.00	1,016.61	8.25	1.65%
ProFund VP Small-Cap Value	1,000.00	1,016.61	8.25	1.65%
ProFund VP Small-Cap Growth	1,000.00	1,016.61	8.25	1.65%
ProFund VP Asia 30	1,000.00	1,016.71	8.15	1.63%
ProFund VP Europe 30	1,000.00	1,016.61	8.25	1.65%
ProFund VP International	1,000.00	1,016.56	8.30	1.66%
ProFund VP Emerging Markets	1,000.00	1,016.51	8.35	1.67%
ProFund VP Japan	1,000.00	1,016.61	8.25	1.65%
ProFund VP UltraBull	1,000.00	1,016.61	8.25	1.65%
ProFund VP UltraMid-Cap	1,000.00	1,016.61	8.25	1.65%
ProFund VP UltraSmall-Cap	1,000.00	1,016.61	8.25	1.65%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.61	8.25	1.65%
ProFund VP Bear	1,000.00	1,016.61	8.25	1.65%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Short Mid-Cap	$1,000.00	$1,016.66	$8.20	1.64%
ProFund VP Short Small-Cap	1,000.00	1,016.61	8.25	1.65%
ProFund VP Short Dow 30	1,000.00	1,016.66	8.20	1.64%
ProFund VP Short NASDAQ-100	1,000.00	1,016.61	8.25	1.65%
ProFund VP Short International	1,000.00	1,016.66	8.20	1.64%
ProFund VP Short Emerging Markets	1,000.00	1,016.66	8.20	1.64%
ProFund VP UltraShort Dow 30	1,000.00	1,016.56	8.30	1.66%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.56	8.30	1.66%
ProFund VP Banks	1,000.00	1,016.61	8.25	1.65%
ProFund VP Basic Materials	1,000.00	1,016.61	8.25	1.65%
ProFund VP Biotechnology	1,000.00	1,016.66	8.20	1.64%
ProFund VP Consumer Goods	1,000.00	1,016.66	8.20	1.64%
ProFund VP Consumer Services	1,000.00	1,016.61	8.25	1.65%
ProFund VP Financials	1,000.00	1,016.61	8.25	1.65%
ProFund VP Health Care	1,000.00	1,016.66	8.20	1.64%
ProFund VP Industrials	1,000.00	1,016.61	8.25	1.65%
ProFund VP Internet	1,000.00	1,016.61	8.25	1.65%
ProFund VP Oil & Gas	1,000.00	1,016.61	8.25	1.65%
ProFund VP Pharmaceuticals	1,000.00	1,016.66	8.20	1.64%
ProFund VP Precious Metals	1,000.00	1,016.61	8.25	1.65%
ProFund VP Real Estate	1,000.00	1,016.61	8.25	1.65%
ProFund VP Semiconductor	1,000.00	1,016.61	8.25	1.65%
ProFund VP Technology	1,000.00	1,016.61	8.25	1.65%
ProFund VP Telecommunications	1,000.00	1,016.61	8.25	1.65%
ProFund VP Utilities	1,000.00	1,016.61	8.25	1.65%
ProFund VP U.S. Government Plus	1,000.00	1,018.10	6.76	1.35%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.61	8.25	1.65%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.27	8.60	1.72%
ProFund VP Money Market	1,000.00	1,024.40	0.40	0.08%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/09

Not just funds, ProFunds® Classic ProFunds VP Bull Small-Cap Europe 30 Non-Equity ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2009

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
21	ProFund VP Europe 30
26	ProFund VP Rising Rates Opportunity

30	Notes to Financial Statements

41	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six-month period ending June 30, 2009.

U.S. large-cap and small-cap stocks posted double-digit losses from January to late March but recovered their losses by early May and continued to advance to deliver small gains by the end of the period. The S&P 500®, a measure of large-cap U.S. stock performance, gained 3.2%, and the Russell 2000® index of small-cap U.S. stocks rose 2.6% for the period. Industry index returns were mixed. The best-performing sector was technology, gaining 26.6%, while real estate performed the worst, declining 9.6%.1

Non-U.S. equities also rose during the period, gaining 14.0% as measured by the MSCI ACWI ex-U.S. Index. U.S. fixed-income securities advanced 1.9%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Notably, during the reporting period, equity market volatility2 for the S&P 500 declined to 35.0%, substantially lower than the 53.7% for the previous six-month period. The average volatility for all six-month periods from 1928 to 2009 for the S&P 500 was 16.2%.3

The market turmoil has highlighted how important it is that investors understand all of the investment choices they have available to them. In light of this, we have placed increased emphasis on helping investors understand how leveraged and inverse ProFunds perform under various market conditions and will be expanding our investor-education program in the coming months.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

[1]	All investment-performance index figures reflect total return performance.
[2]	As measured by standard deviation.
[3]	Based on earliest available S&P 500 data from Bloomberg beginning January 2, 1928 to June 30, 2009.

i

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	93%
Futures Contracts	4%
Swap Agreements	3%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.9%
Microsoft Corp.	2.1%
Johnson & Johnson	1.8%
Procter & Gamble Co.	1.7%
AT&T, Inc.	1.7%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	25%
Energy	13%
Financial	13%
Communications	12%
Technology	12%
Industrial	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (93.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,480	$269,248
Abbott Laboratories (Pharmaceuticals)	9,975	469,224
Abercrombie & Fitch Co.—Class A (Retail)	560	14,218
Adobe Systems, Inc.* (Software)	3,360	95,088
Advanced Micro Devices, Inc.* (Semiconductors)	3,605	13,951
Aetna, Inc. (Healthcare-Services)	2,870	71,893
Affiliated Computer Services, Inc.—Class A* (Computers)	630	27,985
AFLAC, Inc. (Insurance)	3,010	93,581
Agilent Technologies, Inc.* (Electronics)	2,205	44,784
Air Products & Chemicals, Inc. (Chemicals)	1,365	88,165
AK Steel Holding Corp. (Iron/Steel)	700	13,433
Akamai Technologies, Inc.* (Internet)	1,120	21,482
Alcoa, Inc. (Mining)	6,265	64,717
Allegheny Energy, Inc. (Electric)	1,085	27,830
Allegheny Technologies, Inc. (Iron/Steel)	630	22,006
Allergan, Inc. (Pharmaceuticals)	1,995	94,922
Allstate Corp. (Insurance)	3,465	84,546
Altera Corp. (Semiconductors)	1,890	30,769
Altria Group, Inc. (Agriculture)	13,335	218,561
Amazon.com, Inc.* (Internet)	2,065	172,758
Ameren Corp. (Electric)	1,365	33,975
American Electric Power, Inc. (Electric)	3,080	88,981
American Express Co. (Diversified Financial Services)	7,665	178,135
American International Group, Inc. (Insurance)	17,360	20,138
American Tower Corp.* (Telecommunications)	2,555	80,559
Ameriprise Financial, Inc. (Diversified Financial Services)	1,645	39,924
AmerisourceBergen Corp. (Pharmaceuticals)	1,960	34,770
Amgen, Inc.* (Biotechnology)	6,510	344,639
Amphenol Corp.—Class A (Electronics)	1,120	35,437
Anadarko Petroleum Corp. (Oil & Gas)	3,220	146,156
Analog Devices, Inc. (Semiconductors)	1,890	46,834
AON Corp. (Insurance)	1,785	67,598
Apache Corp. (Oil & Gas)	2,170	156,565
Apartment Investment and Management Co.—Class A (REIT)	770	6,815
Apollo Group, Inc.—Class A* (Commercial Services)	700	49,784
Apple Computer, Inc.* (Computers)	5,740	817,548
Applied Materials, Inc. (Semiconductors)	8,610	94,452
Archer-Daniels-Midland Co. (Agriculture)	4,130	110,560
Assurant, Inc. (Insurance)	770	18,549
AT&T, Inc. (Telecommunications)	38,045	945,038
Autodesk, Inc.* (Software)	1,470	27,901
Automatic Data Processing, Inc. (Software)	3,220	114,117
AutoNation, Inc.* (Retail)	700	12,145
AutoZone, Inc.* (Retail)	245	37,022
Avalonbay Communities, Inc. (REIT)	525	29,369
Avery Dennison Corp. (Household Products/Wares)	735	18,875
Avon Products, Inc. (Cosmetics/Personal Care)	2,765	71,282
Baker Hughes, Inc. (Oil & Gas Services)	1,995	72,698
Ball Corp. (Packaging & Containers)	595	26,870
Bank of America Corp. (Banks)	52,150	688,380
Bank of New York Mellon Corp. (Banks)	7,700	225,687
Bard (C.R.), Inc. (Healthcare-Products)	630	46,904
Baxter International, Inc. (Healthcare-Products)	3,885	205,750
BB&T Corp. (Banks)	4,165	91,547
Becton, Dickinson & Co. (Healthcare-Products)	1,540	109,817
Bed Bath & Beyond, Inc.* (Retail)	1,680	51,660
Bemis Co., Inc. (Packaging & Containers)	630	15,876
Best Buy Co., Inc. (Retail)	2,205	73,845
Big Lots, Inc.* (Retail)	525	11,041
Biogen Idec, Inc.* (Biotechnology)	1,855	83,753
BJ Services Co. (Oil & Gas Services)	1,890	25,761
Black & Decker Corp. (Hand/Machine Tools)	385	11,034
BMC Software, Inc.* (Software)	1,190	40,210
Boeing Co. (Aerospace/Defense)	4,690	199,325
Boston Properties, Inc. (REIT)	910	43,407
Boston Scientific Corp.* (Healthcare-Products)	9,695	98,307
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,775	259,460
Broadcom Corp.—Class A* (Semiconductors)	2,765	68,544
Brown-Forman Corp. (Beverages)	630	27,077
Burlington Northern Santa Fe Corp. (Transportation)	1,785	131,269
C.H. Robinson Worldwide, Inc. (Transportation)	1,085	56,583
CA, Inc. (Software)	2,555	44,534
Cabot Oil & Gas Corp. (Oil & Gas)	665	20,376
Cameron International Corp.* (Oil & Gas Services)	1,400	39,620
Campbell Soup Co. (Food)	1,295	38,099

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Capital One Financial Corp. (Diversified Financial Services)	2,905	$63,561
Cardinal Health, Inc. (Pharmaceuticals)	2,310	70,570
Carnival Corp.—Class A (Leisure Time)	2,835	73,058
Caterpillar, Inc. (Machinery-Construction & Mining)	3,885	128,360
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,540	14,414
CBS Corp.—Class B (Media)	4,375	30,275
Celgene Corp.* (Biotechnology)	2,975	142,324
CenterPoint Energy, Inc. (Electric)	2,240	24,819
Centex Corp. (Home Builders)	805	6,810
CenturyTel, Inc. (Telecommunications)	2,030	62,321
Cephalon, Inc.* (Pharmaceuticals)	490	27,759
CF Industries Holdings, Inc. (Chemicals)	315	23,354
Chesapeake Energy Corp. (Oil & Gas)	3,640	72,181
ChevronTexaco Corp. (Oil & Gas)	12,915	855,619
Chubb Corp. (Insurance)	2,275	90,727
Ciena Corp.* (Telecommunications)	595	6,158
CIGNA Corp. (Insurance)	1,750	42,158
Cincinnati Financial Corp. (Insurance)	1,050	23,468
Cintas Corp. (Textiles)	840	19,186
Cisco Systems, Inc.* (Telecommunications)	37,170	692,849
CIT Group, Inc. (Diversified Financial Services)	2,520	5,418
Citigroup, Inc. (Diversified Financial Services)	35,525	105,509
Citrix Systems, Inc.* (Software)	1,155	36,833
Clorox Co. (Household Products/Wares)	910	50,805
CME Group, Inc. (Diversified Financial Services)	420	130,666
CMS Energy Corp. (Electric)	1,470	17,758
Coach, Inc. (Apparel)	2,030	54,566
Coca-Cola Co. (Beverages)	12,845	616,432
Coca-Cola Enterprises, Inc. (Beverages)	2,030	33,800
Cognizant Technology Solutions Corp.* (Computers)	1,890	50,463
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,220	227,783
Comcast Corp.—Special Class A (Media)	18,585	269,297
Comerica, Inc. (Banks)	980	20,727
Computer Sciences Corp.* (Computers)	980	43,414
Compuware Corp.* (Software)	1,575	10,805
ConAgra Foods, Inc. (Food)	2,870	54,702
ConocoPhillips (Oil & Gas)	9,555	401,883
CONSOL Energy, Inc. (Coal)	1,155	39,224
Consolidated Edison, Inc. (Electric)	1,785	66,795
Constellation Brands, Inc.* (Beverages)	1,260	15,977
Constellation Energy Group, Inc. (Electric)	1,295	34,421
Convergys Corp.* (Commercial Services)	805	7,470
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,085	33,689
Corning, Inc. (Telecommunications)	10,010	160,761
Costco Wholesale Corp. (Retail)	2,800	127,960
Coventry Health Care, Inc.* (Healthcare-Services)	945	17,681
CSX Corp. (Transportation)	2,520	87,268
Cummins, Inc. (Machinery-Diversified)	1,295	45,597
CVS Corp. (Retail)	9,380	298,941
D.R. Horton, Inc. (Home Builders)	1,785	16,708
Danaher Corp. (Miscellaneous Manufacturing)	1,645	101,562
Darden Restaurants, Inc. (Retail)	875	28,858
DaVita, Inc.* (Healthcare-Services)	665	32,891
Dean Foods Co.* (Food)	1,155	22,164
Deere & Co. (Machinery-Diversified)	2,730	109,063
Dell, Inc.* (Computers)	11,200	153,776
Denbury Resources, Inc.* (Oil & Gas)	1,610	23,715
DENTSPLY International, Inc. (Healthcare-Products)	945	28,841
Devon Energy Corp. (Oil & Gas)	2,870	156,415
DeVry, Inc. (Commercial Services)	385	19,265
Diamond Offshore Drilling, Inc. (Oil & Gas)	455	37,788
DIRECTV Group, Inc.* (Media)	3,395	83,890
Discover Financial Services (Diversified Financial Services)	3,115	31,991
Dominion Resources, Inc. (Electric)	3,815	127,497
Dover Corp. (Miscellaneous Manufacturing)	1,190	39,377
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,645	34,858
DTE Energy Co. (Electric)	1,050	33,600
Duke Energy Corp. (Electric)	8,295	121,024
Dun & Bradstreet Corp. (Software)	350	28,424
Dynegy, Inc.—Class A* (Electric)	3,255	7,389
E* TRADE Financial Corp.* (Diversified Financial Services)	3,675	4,704
E.I. du Pont de Nemours & Co. (Chemicals)	5,810	148,852
Eastman Chemical Co. (Chemicals)	455	17,245
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,715	5,076
Eaton Corp. (Miscellaneous Manufacturing)	1,085	48,402
eBay, Inc.* (Internet)	6,965	119,310
Ecolab, Inc. (Chemicals)	1,085	42,304
Edison International (Electric)	2,100	66,066
El Paso Corp. (Pipelines)	4,515	41,673
Electronic Arts, Inc.* (Software)	2,065	44,852
Eli Lilly & Co. (Pharmaceuticals)	6,510	225,506
EMC Corp.* (Computers)	12,985	170,103
Emerson Electric Co. (Electrical Components & Equipment)	4,830	156,492
Ensco International, Inc. (Oil & Gas)	910	31,732
Entergy Corp. (Electric)	1,260	97,675
EOG Resources, Inc. (Oil & Gas)	1,610	109,351
EQT Corp. (Oil & Gas)	840	29,324
Equifax, Inc. (Commercial Services)	805	21,011
Equity Residential Properties Trust (REIT)	1,750	38,903
Exelon Corp. (Electric)	4,235	216,874
Expedia, Inc.* (Internet)	1,365	20,625
Expeditors International of Washington, Inc. (Transportation)	1,365	45,509
Express Scripts, Inc.* (Pharmaceuticals)	1,750	120,312
Exxon Mobil Corp. (Oil & Gas)	31,465	2,199,718
Family Dollar Stores, Inc. (Retail)	910	25,753
Fastenal Co. (Distribution/Wholesale)	840	27,863
Federated Investors, Inc.—Class B (Diversified Financial Services)	560	13,490
FedEx Corp. (Transportation)	1,995	110,962
Fidelity National Information Services, Inc. (Software)	1,225	24,451
Fifth Third Bancorp (Banks)	4,725	33,548
First Horizon National Corp.* (Banks)	1,426	17,112
FirstEnergy Corp. (Electric)	1,960	75,950
Fiserv, Inc.* (Software)	1,015	46,386
FLIR Systems, Inc.* (Electronics)	980	22,109
Flowserve Corp. (Machinery-Diversified)	350	24,434
Fluor Corp. (Engineering & Construction)	1,155	59,240
FMC Technologies, Inc.* (Oil & Gas Services)	805	30,252
Ford Motor Co.* (Auto Manufacturers)	20,755	125,983
Forest Laboratories, Inc.* (Pharmaceuticals)	1,960	49,216
Fortune Brands, Inc. (Household Products/Wares)	980	34,045
FPL Group, Inc. (Electric)	2,660	151,248
Franklin Resources, Inc. (Diversified Financial Services)	980	70,570
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,660	133,293
Frontier Communications Corp. (Telecommunications)	2,030	14,494
GameStop Corp.—Class A* (Retail)	1,050	23,111
Gannett Co., Inc. (Media)	1,505	5,373
General Dynamics Corp. (Aerospace/Defense)	2,485	137,644
General Electric Co. (Miscellaneous Manufacturing)	68,285	800,300
General Mills, Inc. (Food)	2,135	119,603
Genuine Parts Co. (Distribution/Wholesale)	1,015	34,063
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,800	19,572
Genzyme Corp.* (Biotechnology)	1,750	97,422

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Gilead Sciences, Inc.* (Pharmaceuticals)	5,845	$273,780
Goodrich Corp. (Aerospace/Defense)	805	40,226
Google, Inc.—Class A* (Internet)	1,540	649,249
H & R Block, Inc. (Commercial Services)	2,205	37,992
Halliburton Co. (Oil & Gas Services)	5,775	119,542
Harley-Davidson, Inc. (Leisure Time)	1,505	24,396
Harman International Industries, Inc. (Home Furnishings)	385	7,238
Harris Corp. (Telecommunications)	840	23,822
Hartford Financial Services Group, Inc. (Insurance)	2,100	24,927
Hasbro, Inc. (Toys/Games/Hobbies)	805	19,513
HCP, Inc. (REIT)	1,750	37,083
Health Care REIT, Inc. (REIT)	700	23,870
Heinz (H.J.) Co. (Food)	2,030	72,471
Hess Corp. (Oil & Gas)	1,820	97,825
Hewlett-Packard Co. (Computers)	15,400	595,210
Home Depot, Inc. (Retail)	10,920	258,040
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,795	150,563
Hormel Foods Corp. (Food)	455	15,716
Hospira, Inc.* (Pharmaceuticals)	1,050	40,446
Host Marriott Corp. (REIT)	3,885	32,595
Hudson City Bancorp, Inc. (Savings & Loans)	3,360	44,654
Humana, Inc.* (Healthcare-Services)	1,085	35,002
Huntington Bancshares, Inc. (Banks)	3,500	14,630
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,485	92,790
IMS Health, Inc. (Software)	1,155	14,669
Integrys Energy Group, Inc. (Electric)	490	14,695
Intel Corp. (Semiconductors)	36,015	596,048
IntercontinentalExchange, Inc.* (Diversified Financial Services)	455	51,979
International Business Machines Corp. (Computers)	8,505	888,092
International Flavors & Fragrances, Inc. (Chemicals)	490	16,033
International Game Technology (Entertainment)	1,925	30,608
International Paper Co. (Forest Products & Paper)	2,800	42,364
Interpublic Group of Cos., Inc.* (Advertising)	3,080	15,554
Intuit, Inc.* (Software)	2,100	59,136
Intuitive Surgical, Inc.* (Healthcare-Products)	245	40,097
Invesco, Ltd. (Diversified Financial Services)	2,660	47,401
Iron Mountain, Inc.* (Commercial Services)	1,155	33,206
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,190	52,955
J.C. Penney Co., Inc. (Retail)	1,435	41,199
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,165	858,378
Jabil Circuit, Inc. (Electronics)	1,365	10,128
Jacobs Engineering Group, Inc.* (Engineering & Construction)	805	33,882
Janus Capital Group, Inc. (Diversified Financial Services)	1,050	11,970
JDS Uniphase Corp.* (Telecommunications)	1,435	8,208
JM Smucker Co. (Food)	770	37,468
Johnson & Johnson (Healthcare-Products)	17,780	1,009,904
Johnson Controls, Inc. (Auto Parts & Equipment)	3,815	82,862
Juniper Networks, Inc.* (Telecommunications)	3,360	79,296
KB Home (Home Builders)	490	6,703
Kellogg Co. (Food)	1,645	76,608
KeyCorp (Banks)	4,550	23,842
Kimberly-Clark Corp. (Household Products/Wares)	2,660	139,464
Kimco Realty Corp. (REIT)	2,100	21,105
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,610	15,504
KLA-Tencor Corp. (Semiconductors)	1,085	27,396
Kohls Corp.* (Retail)	1,960	83,790
Kraft Foods, Inc. (Food)	9,485	240,350
Kroger Co. (Food)	4,200	92,610
L-3 Communications Holdings, Inc. (Aerospace/Defense)	735	50,994
Laboratory Corp. of America Holdings* (Healthcare-Services)	700	47,453
Legg Mason, Inc. (Diversified Financial Services)	910	22,186
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,015	15,458
Lennar Corp.—Class A (Home Builders)	910	8,818
Leucadia National Corp.* (Holding Companies-Diversified)	1,155	24,359
Lexmark International, Inc.—Class A* (Computers)	490	7,767
Life Technologies Corp.* (Biotechnology)	1,120	46,726
Limited, Inc. (Retail)	1,750	20,948
Lincoln National Corp. (Insurance)	1,925	33,129
Linear Technology Corp. (Semiconductors)	1,435	33,507
Lockheed Martin Corp. (Aerospace/Defense)	2,100	169,365
Loews Corp. (Insurance)	2,345	64,253
Lorillard, Inc. (Agriculture)	1,085	73,530
Lowe’s Cos., Inc. (Retail)	9,520	184,783
LSI Logic Corp.* (Semiconductors)	4,200	19,152
M&T Bank Corp. (Banks)	525	26,738
Macy’s, Inc. (Retail)	2,695	31,693
Manitowoc Co. (Machinery-Diversified)	840	4,418
Marathon Oil Corp. (Oil & Gas)	4,550	137,091
Marriott International, Inc.—Class A (Lodging)	1,897	41,867
Marsh & McLennan Cos., Inc. (Insurance)	3,360	67,637
Marshall & Ilsley Corp. (Banks)	2,275	10,920
Masco Corp. (Building Materials)	2,310	22,130
Massey Energy Co. (Coal)	560	10,942
MasterCard, Inc.—Class A (Software)	455	76,126
Mattel, Inc. (Toys/Games/Hobbies)	2,310	37,076
MBIA, Inc.* (Insurance)	1,085	4,698
McAfee, Inc.* (Internet)	1,015	42,823
McCormick & Co., Inc. (Food)	840	27,325
McDonald’s Corp. (Retail)	7,105	408,466
McGraw-Hill Cos., Inc. (Media)	2,030	61,123
McKesson Corp. (Commercial Services)	1,750	77,000
MeadWestvaco Corp. (Forest Products & Paper)	1,120	18,379
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,115	142,075
Medtronic, Inc. (Healthcare-Products)	7,210	251,557
MEMC Electronic Materials, Inc.* (Semiconductors)	1,435	25,557
Merck & Co., Inc. (Pharmaceuticals)	13,580	379,697
Meredith Corp. (Media)	245	6,260
MetLife, Inc. (Insurance)	5,285	158,603
MetroPCS Communications, Inc.* (Telecommunications)	1,610	21,429
Microchip Technology, Inc. (Semiconductors)	1,190	26,835
Micron Technology, Inc.* (Semiconductors)	5,460	27,628
Microsoft Corp. (Software)	49,350	1,173,049
Millipore Corp.* (Biotechnology)	350	24,574
Molex, Inc. (Electrical Components & Equipment)	910	14,151
Molson Coors Brewing Co.—Class B (Beverages)	945	40,002
Monsanto Co. (Agriculture)	3,535	262,792
Monster Worldwide, Inc.* (Internet)	805	9,507
Moody’s Corp. (Commercial Services)	1,225	32,279
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,715	248,465
Motorola, Inc. (Telecommunications)	14,770	97,925
Murphy Oil Corp. (Oil & Gas)	1,225	66,542
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,960	25,578
Nabors Industries, Ltd.* (Oil & Gas)	1,820	28,356
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	875	18,646
National Semiconductor Corp. (Semiconductors)	1,260	15,813
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,695	88,019
NetApp, Inc.* (Computers)	2,135	42,102
Newell Rubbermaid, Inc. (Housewares)	1,785	18,582
Newmont Mining Corp. (Mining)	3,150	128,740
News Corp.—Class A (Media)	14,840	135,192

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Nicor, Inc. (Gas)	280	$9,694
NIKE, Inc.—Class B (Apparel)	2,485	128,673
NiSource, Inc. (Electric)	1,785	20,813
Noble Energy, Inc. (Oil & Gas)	1,120	66,046
Nordstrom, Inc. (Retail)	1,015	20,188
Norfolk Southern Corp. (Transportation)	2,380	89,655
Northeast Utilities System (Electric)	1,120	24,987
Northern Trust Corp. (Banks)	1,540	82,667
Northrop Grumman Corp. (Aerospace/Defense)	2,100	95,928
Novell, Inc.* (Software)	2,240	10,147
Novellus Systems, Inc.* (Semiconductors)	630	10,521
Nucor Corp. (Iron/Steel)	2,030	90,193
NVIDIA Corp.* (Semiconductors)	3,535	39,910
NYSE Euronext (Diversified Financial Services)	1,680	45,780
O’Reilly Automotive, Inc.* (Retail)	875	33,320
Occidental Petroleum Corp. (Oil & Gas)	5,215	343,199
Office Depot, Inc.* (Retail)	1,785	8,140
Omnicom Group, Inc. (Advertising)	1,995	63,002
Oracle Corp. (Software)	24,430	523,291
Owens-Illinois, Inc.* (Packaging & Containers)	1,085	30,391
PACCAR, Inc. (Auto Manufacturers)	2,345	76,236
Pactiv Corp.* (Packaging & Containers)	840	18,253
Pall Corp. (Miscellaneous Manufacturing)	770	20,451
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,050	45,108
Patterson Cos., Inc.* (Healthcare-Products)	595	12,912
Paychex, Inc. (Commercial Services)	2,065	52,038
Peabody Energy Corp. (Coal)	1,715	51,724
People’s United Financial, Inc. (Banks)	2,240	33,690
Pepco Holdings, Inc. (Electric)	1,435	19,286
PepsiCo, Inc. (Beverages)	10,045	552,073
PerkinElmer, Inc. (Electronics)	735	12,789
Pfizer, Inc. (Pharmaceuticals)	43,505	652,575
PG&E Corp. (Electric)	2,380	91,487
Philip Morris International, Inc. (Commercial Services)	12,635	551,139
Pinnacle West Capital Corp. (Electric)	665	20,050
Pioneer Natural Resources Co. (Oil & Gas)	735	18,743
Pitney Bowes, Inc. (Office/Business Equipment)	1,330	29,167
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,050	31,269
PNC Financial Services Group (Banks)	2,975	115,460
Polo Ralph Lauren Corp. (Apparel)	350	18,739
PPG Industries, Inc. (Chemicals)	1,050	46,095
PPL Corp. (Electric)	2,415	79,598
Praxair, Inc. (Chemicals)	1,995	141,785
Precision Castparts Corp. (Metal Fabricate/Hardware)	910	66,457
Principal Financial Group, Inc. (Insurance)	1,995	37,586
Procter & Gamble Co. (Cosmetics/Personal Care)	18,795	960,424
Progress Energy, Inc. (Electric)	1,785	67,527
Progressive Corp.* (Insurance)	4,375	66,106
ProLogis (REIT)	2,870	23,132
Prudential Financial, Inc. (Insurance)	2,975	110,729
Public Service Enterprise Group, Inc. (Electric)	3,255	106,211
Public Storage, Inc. (REIT)	805	52,711
Pulte Homes, Inc. (Home Builders)	1,400	12,362
QLogic Corp.* (Semiconductors)	770	9,764
Qualcomm, Inc. (Telecommunications)	10,675	482,510
Quanta Services, Inc.* (Commercial Services)	1,225	28,334
Quest Diagnostics, Inc. (Healthcare-Services)	980	55,301
Questar Corp. (Pipelines)	1,120	34,843
Qwest Communications International, Inc. (Telecommunications)	9,555	39,653
R.R. Donnelley & Sons Co. (Commercial Services)	1,330	15,455
RadioShack Corp. (Retail)	805	11,238
Range Resources Corp. (Oil & Gas)	1,015	42,031
Raytheon Co. (Aerospace/Defense)	2,555	113,519
Regions Financial Corp. (Banks)	7,455	30,118
Republic Services, Inc. (Environmental Control)	2,065	50,407
Reynolds American, Inc. (Agriculture)	1,085	41,903
Robert Half International, Inc. (Commercial Services)	980	23,148
Rockwell Collins, Inc. (Aerospace/Defense)	1,015	42,356
Rockwell International Corp. (Machinery-Diversified)	910	29,229
Rowan Cos., Inc. (Oil & Gas)	735	14,200
Ryder System, Inc. (Transportation)	350	9,772
Safeway, Inc. (Food)	2,730	55,610
Salesforce.com, Inc.* (Software)	700	26,719
SanDisk Corp.* (Computers)	1,470	21,594
Sara Lee Corp. (Food)	4,480	43,725
SCANA Corp. (Electric)	770	25,002
Schering-Plough Corp. (Pharmaceuticals)	10,500	263,760
Schlumberger, Ltd. (Oil & Gas Services)	7,700	416,647
Scripps Networks Interactive—Class A (Entertainment)	595	16,559
Sealed Air Corp. (Packaging & Containers)	1,015	18,727
Sears Holdings Corp.* (Retail)	350	23,282
Sempra Energy (Gas)	1,575	78,167
Sherwin-Williams Co. (Chemicals)	630	33,863
Sigma-Aldrich Corp. (Chemicals)	770	38,161
Simon Property Group, Inc. (REIT)	1,785	91,803
SLM Corp.* (Diversified Financial Services)	3,010	30,913
Smith International, Inc. (Oil & Gas Services)	1,400	36,050
Snap-on, Inc. (Hand/Machine Tools)	385	11,065
Southern Co. (Electric)	5,040	157,046
Southwest Airlines Co. (Airlines)	4,760	32,035
Southwestern Energy Co.* (Oil & Gas)	2,205	85,664
Spectra Energy Corp. (Pipelines)	4,165	70,472
Sprint Nextel Corp.* (Telecommunications)	18,515	89,057
St. Jude Medical, Inc.* (Healthcare-Products)	2,240	92,064
Staples, Inc. (Retail)	4,620	93,185
Starbucks Corp.* (Retail)	4,760	66,116
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,190	26,418
State Street Corp. (Banks)	3,185	150,332
Stericycle, Inc.* (Environmental Control)	560	28,857
Stryker Corp. (Healthcare-Products)	1,540	61,200
Sun Microsystems, Inc.* (Computers)	4,795	44,210
Sunoco, Inc. (Oil & Gas)	770	17,864
SunTrust Banks, Inc. (Banks)	3,010	49,515
SuperValu, Inc. (Food)	1,365	17,677
Symantec Corp.* (Internet)	5,285	82,235
Sysco Corp. (Food)	3,815	85,761
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,645	68,547
Target Corp. (Retail)	4,865	192,022
TECO Energy, Inc. (Electric)	1,365	16,284
Tellabs, Inc.* (Telecommunications)	2,555	14,640
Tenet Healthcare Corp.* (Healthcare-Services)	2,695	7,600
Teradata Corp.* (Computers)	1,120	26,242
Teradyne, Inc.* (Semiconductors)	1,120	7,683
Tesoro Petroleum Corp. (Oil & Gas)	875	11,139
Texas Instruments, Inc. (Semiconductors)	8,225	175,192
Textron, Inc. (Miscellaneous Manufacturing)	1,750	16,905
The AES Corp.* (Electric)	4,305	49,981
The Charles Schwab Corp. (Diversified Financial Services)	6,055	106,205
The Dow Chemical Co. (Chemicals)	6,930	111,850
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	735	24,012
The Gap, Inc. (Retail)	2,975	48,790
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,255	479,917
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,575	17,735

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

The Hershey Co. (Food)	1,085	$39,060
The New York Times Co.—Class A (Media)	735	4,050
The Pepsi Bottling Group, Inc. (Beverages)	875	29,610
The Stanley Works (Hand/Machine Tools)	525	17,766
The Travelers Companies, Inc. (Insurance)	3,780	155,131
The Williams Cos., Inc. (Pipelines)	3,745	58,459
Thermo Electron Corp.* (Electronics)	2,695	109,875
Tiffany & Co. (Retail)	805	20,415
Time Warner Cable, Inc. (Media)	2,275	72,049
Time Warner, Inc. (Media)	7,700	193,963
Titanium Metals Corp. (Mining)	560	5,146
TJX Cos., Inc. (Retail)	2,660	83,684
Torchmark Corp. (Insurance)	525	19,446
Total System Services, Inc. (Software)	1,260	16,871
Tyson Foods, Inc.—Class A (Food)	1,960	24,716
U.S. Bancorp (Banks)	12,250	219,520
Union Pacific Corp. (Transportation)	3,255	169,455
United Parcel Service, Inc.—Class B (Transportation)	6,405	320,186
United States Steel Corp. (Iron/Steel)	910	32,523
United Technologies Corp. (Aerospace/Defense)	6,090	316,436
UnitedHealth Group, Inc. (Healthcare-Services)	7,665	191,472
UnumProvident Corp. (Insurance)	2,135	33,861
V.F. Corp. (Apparel)	560	30,996
Valero Energy Corp. (Oil & Gas)	3,570	60,297
Varian Medical Systems, Inc.* (Healthcare-Products)	805	28,288
Ventas, Inc. (REIT)	1,015	30,308
VeriSign, Inc.* (Internet)	1,260	23,285
Verizon Communications, Inc. (Telecommunications)	18,305	562,513
Viacom, Inc.—Class B* (Media)	3,920	88,984
Vornado Realty Trust (REIT)	1,015	45,705
Vulcan Materials Co. (Building Materials)	770	33,187
W.W. Grainger, Inc. (Distribution/Wholesale)	385	31,524
Wal-Mart Stores, Inc. (Retail)	14,385	696,809
Walgreen Co. (Retail)	6,405	188,307
Walt Disney Co. (Media)	11,970	279,260
Washington Post Co.—Class B (Media)	35	12,326
Waste Management, Inc. (Environmental Control)	3,185	89,690
Waters Corp.* (Electronics)	630	32,426
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	665	22,384
WellPoint, Inc.* (Healthcare-Services)	3,115	158,522
Wells Fargo & Co. (Banks)	30,030	728,528
Western Digital Corp.* (Computers)	1,435	38,028
Western Union Co. (Commercial Services)	4,515	74,046
Weyerhaeuser Co. (Forest Products & Paper)	1,365	41,537
Whirlpool Corp. (Home Furnishings)	490	20,854
Whole Foods Market, Inc. (Food)	910	17,272
Windstream Corp. (Telecommunications)	2,800	23,408
Wisconsin Energy Corp. (Electric)	770	31,347
Wyeth (Pharmaceuticals)	8,610	390,808
Wyndham Worldwide Corp. (Lodging)	1,155	13,999
Wynn Resorts, Ltd.* (Lodging)	420	14,826
Xcel Energy, Inc. (Electric)	2,940	54,125
Xerox Corp. (Office/Business Equipment)	5,565	36,061
Xilinx, Inc. (Semiconductors)	1,785	36,521
XL Capital, Ltd.—Class A (Insurance)	2,205	25,269
XTO Energy, Inc. (Oil & Gas)	3,745	142,834
Yahoo!, Inc.* (Internet)	8,995	140,862
YUM! Brands, Inc. (Retail)	2,975	99,186
Zimmer Holdings, Inc.* (Healthcare-Products)	1,400	59,640
Zions Bancorp (Banks)	735	8,497

TOTAL COMMON STOCKS
(Cost $33,351,210)		51,878,990

Repurchase Agreements (5.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,127,000 (Collateralized by $1,121,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,149,579)	$1,127,000	1,127,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $328,000 (Collateralized by $335,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $337,443)	328,000	328,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,602,000 (Collateralized by $1,526,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,635,217)	1,602,000	1,602,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,000 (Collateralized by $16,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $16,130)	15,000	15,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,072,000)		3,072,000

TOTAL INVESTMENT SECURITIES
(Cost $36,423,210)—98.5%		54,950,990
Net other assets (liabilities)—1.5%		849,307

NET ASSETS—100.0%		$55,800,297

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $300,000.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $2,106,800)	46	$(14,025)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,570,437	$(13,403)

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.1%
Aerospace/Defense	2.2%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	4.5%
Beverages	2.6%
Biotechnology	1.4%
Building Materials	0.1%
Chemicals	1.4%
Coal	0.2%
Commercial Services	1.8%
Computers	5.4%
Cosmetics/Personal Care	2.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	4.6%
Electric	3.4%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.4%
Food	1.9%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.9%
Healthcare-Services	1.1%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM
Insurance	2.2%
Internet	2.2%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.4%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	3.1%
Office/Business Equipment	0.2%
Oil & Gas	9.6%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.5%
Pipelines	0.4%
REIT	1.0%
Real Estate	NM
Retail	5.8%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	4.3%
Telecommunications	5.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.9%
Other**	7.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$36,423,210

Securities, at value	51,878,990
Repurchase agreements, at value	3,072,000

Total Investment Securities, at value	54,950,990
Cash	979
Segregated cash balances with brokers for futures contracts	234,265
Dividends and interest receivable	80,322
Receivable for capital shares issued	777,768
Receivable for investments sold	82,278
Prepaid expenses	489

Total Assets	56,127,091

Liabilities:
Payable for investments purchased	108,308
Payable for capital shares redeemed	43,648
Unrealized loss on swap agreements	13,403
Variation margin on futures contracts	14,025
Advisory fees payable	35,557
Management services fees payable	4,741
Administration fees payable	2,116
Administrative services fees payable	23,693
Distribution fees payable	20,162
Trustee fees payable	3
Transfer agency fees payable	3,366
Fund accounting fees payable	4,254
Compliance services fees payable	1,508
Other accrued expenses	52,010

Total Liabilities	326,794

Net Assets	$55,800,297

Net Assets consist of:
Capital	$69,333,997
Accumulated net investment income (loss)	895,270
Accumulated net realized gains (losses) on investments	(32,929,322)
Net unrealized appreciation (depreciation) on investments	18,500,352

Net Assets	$55,800,297

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,888,649

Net Asset Value (offering and redemption price per share)	$19.32

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$716,120
Interest	3,487

Total Investment Income	719,607

Expenses:
Advisory fees	232,685
Management services fees	31,024
Administration fees	14,214
Transfer agency fees	22,026
Administrative services fees	99,701
Distribution fees	77,562
Custody fees	14,535
Fund accounting fees	30,780
Trustee fees	516
Compliance services fees	304
Other fees	48,004

Total Gross Expenses before reductions	571,351
Less Expenses reduced by the Advisor	(60,283)

Total Net Expenses	511,068

Net Investment Income (Loss)	208,539

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,610,932)
Net realized gains (losses) on futures contracts	(1,129,451)
Net realized gains (losses) on swap agreements	(52,017)
Change in net unrealized appreciation/depreciation on investments	2,798,483

Net Realized and Unrealized Gains (Losses) on Investments	6,083

Change in Net Assets Resulting from Operations	$214,622

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$208,539	$686,731
Net realized gains (losses) on investments	(2,792,400)	(12,877,495)
Change in net unrealized appreciation/depreciation on investments	2,798,483	(33,350,958)

Change in net assets resulting from operations	214,622	(45,541,722)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,550,179)

Change in net assets resulting from distributions	—	(1,550,179)

Capital Transactions:
Proceeds from shares issued	137,617,596	569,010,998
Dividends reinvested	—	1,550,179
Value of shares redeemed	(152,555,059)	(616,470,162)

Change in net assets resulting from capital transactions	(14,937,463)	(45,908,985)

Change in net assets	(14,722,841)	(93,000,886)
Net Assets:
Beginning of period	70,523,138	163,524,024

End of period	$55,800,297	$70,523,138

Accumulated net investment income (loss)	$895,270	$686,731

Share Transactions:
Issued	7,645,484	22,631,861
Reinvested	—	60,248
Redeemed	(8,481,708)	(24,259,643)

Change in shares	(836,224)	(1,567,534)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.93		$30.90	$30.40	$28.27	$27.59	$25.72

Investment Activities:
Net investment income (loss)(a)	0.06		0.16	0.19	0.11	0.06	0.06
Net realized and unrealized gains (losses) on investments	0.33		(11.68)	0.89	3.63	0.69	2.19

Total income (loss) from investment activities	0.39		(11.52)	1.08	3.74	0.75	2.25

Distributions to Shareholders From:
Net investment income	—		—	(0.18)	(0.08)	(0.07)	—
Net realized gains on investments	—		(0.45)	(0.40)	(1.53)	—	(0.38)

Total distributions	—		(0.45)	(0.58)	(1.61)	(0.07)	(0.38)

Net Asset Value, End of Period	$19.32		$18.93	$30.90	$30.40	$28.27	$27.59

Total Return	2.06	%(b)	(37.67)%	3.55%	13.66%	2.74%	8.83%

Ratios to Average Net Assets:
Gross expenses(c)	1.84%		1.73%	1.67%	1.70%	1.78%	1.78%
Net expenses(c)	1.65%		1.63%	1.62%	1.67%	1.78%	1.78%
Net investment income (loss)(c)	0.67%		0.63%	0.60%	0.38%	0.21%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$55,800		$70,523	$163,524	$310,894	$297,546	$391,257
Portfolio turnover rate(d)	81	%(b)	259%	175%	224%	273%	202%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	24%
Futures Contracts	30%
Swap Agreements	47%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Regal-Beloit Corp.	0.1%
Jack Henry & Associates, Inc.	0.1%
OMEGA Healthcare Investors, Inc.	0.1%
ProAssurance Corp.	0.1%
WGL Holdings, Inc.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks (24.1%)
	Shares	Value

1st Source Corp. (Banks)	35	$604
3Com Corp.* (Telecommunications)	441	2,077
3PAR, Inc.* (Computers)	49	608
99 Cents Only Stores* (Retail)	70	951
AAON, Inc. (Building Materials)	70	1,394
AAR Corp.* (Aerospace/Defense)	70	1,123
ABIOMED, Inc.* (Healthcare-Products)	84	741
ABM Industries, Inc. (Commercial Services)	70	1,265
Acco Brands Corp.* (Household Products/Wares)	98	276
ACI Worldwide, Inc.* (Software)	56	782
Acme Packet, Inc.* (Telecommunications)	56	567
Acorda Therapeutics, Inc.* (Biotechnology)	49	1,381
Actuant Corp.—Class A (Miscellaneous Manufacturing)	105	1,281
Acuity Brands, Inc. (Miscellaneous Manufacturing)	63	1,767
Acxiom Corp. (Software)	119	1,051
Adaptec, Inc.* (Telecommunications)	294	779
ADC Telecommunications, Inc.* (Telecommunications)	133	1,059
Administaff, Inc. (Commercial Services)	42	977
ADTRAN, Inc. (Telecommunications)	77	1,653
Advisory Board Co.* (Commercial Services)	35	900
Affymax, Inc.* (Biotechnology)	28	516
Affymetrix, Inc.* (Biotechnology)	126	747
Aircastle Ltd. (Trucking & Leasing)	91	669
AirTran Holdings, Inc.* (Airlines)	147	910
Alaska Air Group, Inc.* (Airlines)	49	895
Alaska Communications Systems Group, Inc. (Telecommunications)	112	820
Albany International Corp.—Class A (Machinery-Diversified)	77	876
Alexander’s, Inc. (REIT)	7	1,887
Align Technology, Inc.* (Healthcare-Products)	84	890
Alkermes, Inc.* (Pharmaceuticals)	112	1,212
Allied Capital Corp.* (Investment Companies)	203	706
Allied Nevada Gold Corp.* (Mining)	56	451
Allos Therapeutics, Inc.* (Pharmaceuticals)	105	870
AMAG Pharmaceuticals, Inc.* (Biotechnology)	21	1,148
Ambac Financial Group, Inc. (Insurance)	434	399
AMCOL International Corp. (Mining)	42	906
American Campus Communities, Inc. (REIT)	77	1,708
American Dairy, Inc.* (Food)	14	555
American Ecology Corp. (Environmental Control)	49	878
American Greetings Corp.—Class A (Household Products/Wares)	49	572
American Italian Pasta Co.—Class A* (Food)	28	816
American Medical Systems Holdings, Inc.* (Healthcare-Products)	84	1,327
American Public Education, Inc.* (Commercial Services)	21	832
American Reprographics Co.* (Software)	84	699
AMERIGROUP Corp.* (Healthcare-Services)	63	1,692
Amerisafe, Inc.* (Insurance)	56	871
Ameristar Casinos, Inc. (Lodging)	35	666
Ameron International Corp. (Miscellaneous Manufacturing)	14	939
Amkor Technology, Inc.* (Semiconductors)	175	828
AMN Healthcare Services, Inc.* (Commercial Services)	161	1,027
ANADIGICS, Inc.* (Semiconductors)	119	499
Analogic Corp. (Electronics)	21	776
AngioDynamics, Inc.* (Healthcare-Products)	56	743
Anixter International, Inc.* (Telecommunications)	42	1,579
AnnTaylor Stores Corp.* (Retail)	77	614
Apogee Enterprises, Inc. (Building Materials)	70	861
Apollo Investment Corp. (Investment Companies)	217	1,302
Applied Industrial Technologies, Inc. (Machinery-Diversified)	56	1,103
Applied Micro Circuits Corp.* (Semiconductors)	105	854
Arch Chemicals, Inc. (Chemicals)	56	1,377
ArcSight, Inc.* (Telecommunications)	28	498
Ardea Biosciences, Inc.* (Pharmaceuticals)	35	551
Arena Pharmaceuticals, Inc.* (Biotechnology)	140	699
Arena Resources, Inc.* (Oil & Gas)	63	2,007
Ares Capital Corp. (Investment Companies)	133	1,072
Argo Group International Holdings, Ltd.* (Insurance)	70	1,975
Argon ST, Inc.* (Aerospace/Defense)	42	864
Ariba, Inc.* (Internet)	126	1,240
Arkansas Best Corp. (Transportation)	42	1,107
ArQule, Inc.* (Biotechnology)	105	645
Array BioPharma, Inc.* (Pharmaceuticals)	196	615
Arris Group, Inc.* (Telecommunications)	154	1,873
Art Technology Group, Inc.* (Internet)	189	718

See accompanying notes to the financial statements.
10

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Aruba Networks, Inc.* (Telecommunications)	70	$612
ArvinMeritor, Inc. (Auto Parts & Equipment)	119	522
Asbury Automotive Group, Inc. (Retail)	49	502
Ashford Hospitality Trust (REIT)	147	413
AsiaInfo Holdings, Inc.* (Internet)	42	723
Assured Guaranty, Ltd. (Insurance)	70	867
Astec Industries, Inc.* (Machinery-Construction & Mining)	35	1,039
Astoria Financial Corp. (Savings & Loans)	140	1,201
ATC Technology Corp.* (Auto Parts & Equipment)	49	711
athenahealth, Inc.* (Software)	35	1,295
Atheros Communications* (Telecommunications)	77	1,481
Atlantic Tele-Network, Inc. (Environmental Control)	14	550
Atlas Air Worldwide Holdings, Inc.* (Transportation)	28	649
Atlas America, Inc. (Oil & Gas)	70	1,251
ATMI, Inc.* (Semiconductors)	56	870
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	56	1,757
Avid Technology, Inc.* (Software)	70	939
Avis Budget Group, Inc.* (Commercial Services)	119	672
Avocent Corp.* (Internet)	77	1,075
Axsys Technologies, Inc.* (Electronics)	14	751
AZZ, Inc.* (Miscellaneous Manufacturing)	28	963
Badger Meter, Inc. (Electronics)	21	861
Balchem Corp. (Chemicals)	42	1,030
Baldor Electric Co. (Hand/Machine Tools)	77	1,832
Baldwin & Lyons, Inc.—Class B (Insurance)	49	965
Bally Technologies, Inc.* (Entertainment)	63	1,885
BancFirst Corp. (Banks)	28	968
Bank Mutual Corp. (Banks)	168	1,465
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	98	869
Barnes Group, Inc. (Miscellaneous Manufacturing)	84	999
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	70	1,012
Belden, Inc. (Electrical Components & Equipment)	77	1,286
Benchmark Electronics, Inc.* (Electronics)	98	1,411
Berry Petroleum Co.—Class A (Oil & Gas)	70	1,301
Bill Barrett Corp.* (Oil & Gas)	70	1,922
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	28	885
BioMed Realty Trust, Inc. (REIT)	126	1,289
Black Box Corp. (Telecommunications)	28	937
Blackbaud, Inc. (Software)	70	1,089
Blackboard, Inc.* (Software)	42	1,212
Blount International, Inc.* (Machinery-Diversified)	84	723
Blue Coat Systems, Inc.* (Internet)	56	926
Bob Evans Farms, Inc. (Retail)	56	1,609
Boston Private Financial Holdings, Inc. (Banks)	140	627
Bowne & Co., Inc. (Commercial Services)	1	7
BPZ Resources, Inc.* (Oil & Gas)	112	548
Brady Corp.—Class A (Electronics)	70	1,758
Brigham Exploration Co.* (Oil & Gas)	168	586
Bristow Group, Inc.* (Transportation)	42	1,244
Brooks Automation, Inc.* (Semiconductors)	140	627
Brown Shoe Co., Inc. (Retail)	84	608
Bruker Corp.* (Healthcare-Products)	63	583
Brunswick Corp. (Leisure Time)	126	544
Brush Engineered Materials, Inc.* (Mining)	42	704
Buffalo Wild Wings, Inc.* (Retail)	28	911
CACI International, Inc.—Class A* (Computers)	42	1,794
Calamos Asset Management, Inc. (Diversified Financial Services)	42	593
Calgon Carbon Corp.* (Environmental Control)	63	875
California Water Service Group (Water)	42	1,547
Capella Education Co.* (Commercial Services)	21	1,259
Capstead Mortgage Corp. (REIT)	91	1,157
CardioNet, Inc.* (Healthcare-Products)	42	685
Carrizo Oil & Gas, Inc.* (Oil & Gas)	56	960
Carter’s, Inc.* (Apparel)	70	1,723
Casey’s General Stores, Inc. (Retail)	63	1,618
Cash America International, Inc. (Retail)	35	819
Cass Information Systems, Inc. (Banks)	28	917
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	49	1,222
Cathay Bancorp, Inc. (Banks)	77	732
Cavium Networks, Inc.* (Semiconductors)	49	824
CBIZ, Inc.* (Commercial Services)	210	1,495
CEC Entertainment, Inc.* (Retail)	35	1,032
Celera Corp.* (Biotechnology)	112	855
Centene Corp.* (Healthcare-Services)	56	1,119
Centennial Communications Corp.* (Telecommunications)	91	761
Central Garden & Pet Co.—Class A* (Household Products/Wares)	77	758
Century Aluminum Co.* (Mining)	84	523
Cenveo, Inc.* (Commercial Services)	126	533
Cepheid, Inc.* (Healthcare-Products)	91	857
Ceradyne, Inc.* (Miscellaneous Manufacturing)	42	742
Charming Shoppes, Inc.* (Retail)	154	573
Chart Industries, Inc.* (Machinery-Diversified)	42	764
Chattem, Inc.* (Cosmetics/Personal Care)	14	953
Checkpoint Systems, Inc.* (Electronics)	70	1,098
Cheesecake Factory, Inc.* (Retail)	77	1,332
Chemed Corp. (Commercial Services)	35	1,382
Chemical Financial Corp. (Banks)	70	1,394
Churchill Downs, Inc. (Entertainment)	28	942
Cincinnati Bell, Inc.* (Telecommunications)	350	994
CIRCOR International, Inc. (Metal Fabricate/Hardware)	35	826
Cirrus Logic, Inc.* (Semiconductors)	140	630
Citi Trends, Inc.* (Retail)	21	543
City Holding Co. (Banks)	42	1,275
CKE Restaurants, Inc. (Retail)	112	950
CKX, Inc.* (Media)	98	695
Clarcor, Inc. (Miscellaneous Manufacturing)	63	1,839
Clean Harbors, Inc.* (Environmental Control)	21	1,134
Clearwater Paper Corp.* (Forest Products & Paper)	21	531
Coeur d’Alene Mines Corp.* (Mining)	64	787
Coinstar, Inc.* (Commercial Services)	49	1,308
Coldwater Creek, Inc.* (Retail)	105	636
Collective Brands, Inc.* (Retail)	77	1,122
Colonial Properties Trust (REIT)	98	725
Community Bank System, Inc. (Banks)	91	1,325
Commvault Systems, Inc.* (Software)	56	928
Compellent Technologies, Inc.* (Computers)	35	534
Complete Production Services, Inc.* (Oil & Gas Services)	154	979
Computer Programs & Systems, Inc. (Software)	21	805
comScore, Inc.* (Internet)	35	466
Comtech Telecommunications Corp.* (Telecommunications)	35	1,116
Conceptus, Inc.* (Healthcare-Products)	49	828
Concur Technologies, Inc.* (Software)	49	1,523
CONMED Corp.* (Healthcare-Products)	63	978
Conseco, Inc.* (Insurance)	280	664
Consolidated Communications Holdings, Inc. (Telecommunications)	77	902
Contango Oil & Gas Co.* (Oil & Gas)	21	892
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	91	903
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	35	912
Corinthian Colleges, Inc.* (Commercial Services)	91	1,541
Cougar Biotechnology, Inc.* (Biotechnology)	21	902
Cousins Properties, Inc. (REIT)	1	9
CRA International, Inc.* (Commercial Services)	28	777

See accompanying notes to the financial statements.
11

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Cracker Barrel Old Country Store, Inc. (Retail)	35	$977
Crocs, Inc.* (Apparel)	98	333
CSG Systems International, Inc.* (Software)	77	1,019
Cubic Corp. (Electronics)	28	1,002
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	70	1,283
Curtiss-Wright Corp. (Aerospace/Defense)	56	1,665
Cyberonics, Inc.* (Healthcare-Products)	49	815
CyberSource Corp.* (Internet)	84	1,285
Cymer, Inc.* (Electronics)	42	1,249
Cypress Bioscience, Inc.* (Pharmaceuticals)	77	725
Darling International, Inc.* (Environmental Control)	133	878
Data Domain, Inc.* (Computers)	49	1,634
DCT Industrial Trust, Inc. (REIT)	252	1,028
DealerTrack Holdings, Inc.* (Internet)	63	1,071
Deckers Outdoor Corp.* (Apparel)	14	984
Delphi Financial Group, Inc.—Class A (Insurance)	63	1,224
Delta Petroleum Corp.* (Oil & Gas)	259	500
Deluxe Corp. (Commercial Services)	84	1,076
Denny’s Corp.* (Retail)	280	602
Developers Diversified Realty Corp. (REIT)	203	991
Dexcom, Inc.* (Healthcare-Products)	70	433
DHT Maritime, Inc. (Transportation)	196	1,021
Diamond Foods, Inc. (Food)	28	781
DiamondRock Hospitality Co. (REIT)	161	1,008
Digital River, Inc.* (Internet)	49	1,780
Dillards, Inc.—Class A (Retail)	77	708
DineEquity, Inc. (Retail)	14	437
Diodes, Inc.* (Semiconductors)	42	657
Dionex Corp.* (Electronics)	28	1,709
Dolan Media* (Media)	42	537
Dollar Financial Corp.* (Commercial Services)	42	579
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	28	391
Domtar Corp.* (Forest Products & Paper)	63	1,045
Dress Barn, Inc.* (Retail)	77	1,101
Drew Industries, Inc.* (Building Materials)	56	682
Drill-Quip, Inc.* (Oil & Gas Services)	42	1,600
Durect Corp.* (Pharmaceuticals)	203	483
Dycom Industries, Inc.* (Engineering & Construction)	56	620
E* TRADE Financial Corp.* (Diversified Financial Services)	609	780
EarthLink, Inc.* (Internet)	175	1,297
East West Bancorp, Inc. (Banks)	112	727
EastGroup Properties, Inc. (REIT)	42	1,387
Eastman Kodak Co. (Miscellaneous Manufacturing)	385	1,140
Eclipsys Corp.* (Software)	70	1,245
eHealth, Inc.* (Insurance)	42	742
Electro Scientific Industries, Inc.* (Electronics)	77	861
Electronics for Imaging, Inc.* (Computers)	105	1,119
EMCOR Group, Inc.* (Engineering & Construction)	84	1,690
Emeritus Corp.* (Healthcare-Services)	42	555
Employers Holdings, Inc. (Insurance)	77	1,043
Emulex Corp.* (Semiconductors)	105	1,027
Encore Wire Corp. (Electrical Components & Equipment)	42	897
EnergySolutions, Inc. (Environmental Control)	98	902
EnerSys* (Electrical Components & Equipment)	56	1,019
Ennis, Inc. (Household Products/Wares)	77	959
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	49	882
Entegris, Inc.* (Semiconductors)	224	609
Entertainment Properties Trust (REIT)	63	1,298
EPIQ Systems, Inc.* (Software)	56	860
Equity Lifestyle Properties, Inc. (REIT)	49	1,822
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	35	1,568
Esterline Technologies Corp.* (Aerospace/Defense)	49	1,326
Euronet Worldwide, Inc.* (Commercial Services)	77	1,493
ev3, Inc.* (Healthcare-Products)	91	976
Evercore Partners, Inc.—Class A (Diversified Financial Services)	28	550
Exelixis, Inc.* (Biotechnology)	168	818
Exponent, Inc.* (Commercial Services)	42	1,029
Extra Space Storage, Inc. (REIT)	147	1,227
F.N.B. Corp. (Banks)	147	910
Fair Isaac Corp. (Software)	77	1,190
Federal Signal Corp. (Miscellaneous Manufacturing)	112	857
FEI Co.* (Electronics)	49	1,122
FelCor Lodging Trust, Inc. (REIT)	140	344
Financial Federal Corp. (Diversified Financial Services)	56	1,151
First BanCorp (Banks)	147	581
First Commonwealth Financial Corp. (Banks)	182	1,154
First Financial Bancorp (Banks)	105	790
First Financial Corp. (Banks)	28	884
First Merchants Corp. (Banks)	119	956
First Midwest Bancorp, Inc. (Banks)	112	819
FirstMerit Corp. (Banks)	105	1,783
Flagstone Reinsurance Holdings, Ltd. (Insurance)	119	1,226
Flushing Financial Corp. (Savings & Loans)	77	720
Force Protection, Inc.* (Auto Manufacturers)	84	743
Forestar Group, Inc.* (Real Estate)	56	665
FormFactor, Inc.* (Semiconductors)	77	1,327
Fossil, Inc.* (Household Products/Wares)	63	1,517
FPIC Insurance Group, Inc.* (Insurance)	35	1,072
Franklin Electric Co., Inc. (Hand/Machine Tools)	49	1,270
Franklin Street Properties Corp. (REIT)	84	1,113
Fred’s, Inc. (Retail)	70	882
Fresh Del Monte Produce, Inc.* (Food)	56	911
Fuller (H.B.) Co. (Chemicals)	84	1,578
FX Energy, Inc.* (Oil & Gas)	133	504
Gartner Group, Inc.* (Commercial Services)	84	1,282
General Communication, Inc.—Class A* (Telecommunications)	98	679
General Maritime Corp. (Oil & Gas Services)	98	969
Genesco, Inc.* (Retail)	35	658
Genesee & Wyoming, Inc.—Class A* (Transportation)	49	1,299
Genoptix, Inc.* (Healthcare-Services)	28	896
GeoEye, Inc.* (Telecommunications)	28	660
GFI Group, Inc. (Diversified Financial Services)	91	613
Glacier Bancorp, Inc. (Banks)	91	1,344
Glatfelter (Forest Products & Paper)	112	997
Global Cash Access Holdings, Inc.* (Commercial Services)	63	501
Global Industries, Ltd.* (Oil & Gas Services)	168	951
Globecomm Systems, Inc.* (Telecommunications)	98	705
GMX Resources, Inc.* (Oil & Gas)	63	670
Golar LNG, Ltd. (Transportation)	77	658
Goodrich Petroleum Corp.* (Oil & Gas)	42	1,033
GrafTech International, Ltd.* (Electrical Components & Equipment)	161	1,821
Gran Tierra Energy, Inc.* (Oil & Gas)	287	990
Granite Construction, Inc. (Engineering & Construction)	42	1,398
Graphic Packaging Holding Co.* (Packaging & Containers)	203	371
Greatbatch, Inc.* (Electrical Components & Equipment)	42	950
Group 1 Automotive, Inc. (Retail)	35	911
GulfMark Offshore, Inc.* (Transportation)	49	1,352
Haemonetics Corp.* (Healthcare-Products)	28	1,596
Halozyme Therapeutics, Inc.* (Biotechnology)	140	976
Hancock Holding Co. (Banks)	35	1,137
Harleysville National Corp. (Banks)	154	724
Harmonic, Inc.* (Telecommunications)	175	1,031

See accompanying notes to the financial statements.
12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Harris Stratex Networks, Inc.—Class A* (Telecommunications)	105	$680
Harte-Hanks, Inc. (Advertising)	98	907
Hatteras Financial Corp. (REIT)	42	1,201
Haynes International, Inc.* (Metal Fabricate/Hardware)	28	664
Headwaters, Inc.* (Energy-Alternate Sources)	133	447
Healthcare Realty Trust, Inc. (REIT)	98	1,649
Healthcare Services Group, Inc. (Commercial Services)	70	1,252
HEALTHSOUTH Corp.* (Healthcare-Services)	91	1,314
HealthSpring, Inc.* (Healthcare-Services)	70	760
Healthways, Inc.* (Healthcare-Services)	49	659
Heartland Express, Inc. (Transportation)	84	1,236
Heartland Payment Systems, Inc. (Commercial Services)	63	603
HEICO Corp. (Aerospace/Defense)	35	1,269
Heidrick & Struggles International, Inc. (Commercial Services)	49	894
Helen of Troy, Ltd.* (Household Products/Wares)	56	940
Hercules Offshore, Inc.* (Oil & Gas Services)	210	834
Herman Miller, Inc. (Office Furnishings)	77	1,181
Hexcel Corp.* (Aerospace/Defense Equipment)	140	1,334
Highwoods Properties, Inc. (REIT)	84	1,879
HMS Holdings Corp.* (Commercial Services)	35	1,425
Home Federal Bancorp, Inc. (Savings & Loans)	77	785
Home Properties, Inc. (REIT)	56	1,910
Horace Mann Educators Corp. (Insurance)	77	768
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	63	1,348
Horsehead Holding Corp.* (Mining)	77	574
Hot Topic, Inc.* (Retail)	84	614
HSN, Inc.* (Retail)	63	666
Hub Group, Inc.—Class A* (Transportation)	49	1,011
Human Genome Sciences, Inc.* (Biotechnology)	175	501
Huron Consulting Group, Inc.* (Commercial Services)	28	1,294
Iconix Brand Group, Inc.* (Apparel)	91	1,400
ICU Medical, Inc.* (Healthcare-Products)	28	1,152
II-VI, Inc.* (Electronics)	42	931
Immucor, Inc.* (Healthcare-Products)	84	1,156
ImmunoGen, Inc.* (Biotechnology)	105	904
Impax Laboratories, Inc.* (Pharmaceuticals)	77	567
Independent Bank Corp./MA (Banks)	63	1,241
Infinera Corp.* (Telecommunications)	91	831
Infinity Property & Casualty Corp. (Insurance)	42	1,531
Informatica Corp.* (Software)	105	1,805
Information Services Group, Inc.* (Commercial Services)	231	695
Inland Real Estate Corp. (REIT)	203	1,421
Innospec, Inc. (Chemicals)	49	527
Insight Enterprises, Inc.* (Retail)	63	609
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	42	713
Insteel Industries, Inc. (Miscellaneous Manufacturing)	70	577
InterDigital, Inc.* (Telecommunications)	56	1,369
Interface, Inc.—Class A (Office Furnishings)	84	521
Intermec, Inc.* (Machinery-Diversified)	105	1,354
Interval Leisure Group, Inc.* (Leisure Time)	56	522
Intevac, Inc.* (Machinery-Diversified)	77	671
Invacare Corp. (Healthcare-Products)	70	1,235
inVentiv Health, Inc.* (Advertising)	56	758
ION Geophysical Corp.* (Oil & Gas Services)	189	486
IPC Holdings, Ltd. (Insurance)	56	1,531
IPC The Hospitalist Co.* (Healthcare-Services)	21	560
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	112	1,848
J. Crew Group, Inc.* (Retail)	49	1,324
j2 Global Communications, Inc.* (Internet)	70	1,579
Jack Henry & Associates, Inc. (Computers)	112	2,324
Jack in the Box, Inc.* (Retail)	84	1,886
Jackson Hewitt Tax Service, Inc. (Commercial Services)	77	482
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	77	988
James River Coal Co.* (Coal)	49	741
JetBlue Airways Corp.* (Airlines)	301	1,285
Jo-Ann Stores, Inc.* (Retail)	42	868
John Bean Technologies Corp. (Miscellaneous Manufacturing)	49	613
Jones Apparel Group, Inc. (Apparel)	119	1,277
Jos. A. Bank Clothiers, Inc.* (Retail)	28	965
K-Swiss, Inc.—Class A (Apparel)	105	893
Kaiser Aluminum Corp. (Mining)	28	1,005
Kaman Corp. (Aerospace/Defense)	49	818
Kaydon Corp. (Metal Fabricate/Hardware)	42	1,368
KBW, Inc.* (Diversified Financial Services)	35	1,007
Kelly Services, Inc.—Class A (Commercial Services)	91	996
Kenexa Corp.* (Commercial Services)	49	567
Key Energy Services, Inc.* (Oil & Gas Services)	224	1,290
Keynote Systems, Inc.* (Internet)	77	588
Kforce, Inc.* (Commercial Services)	105	868
Kindred Healthcare, Inc.* (Healthcare-Services)	56	693
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	112	1,910
Knight Transportation, Inc. (Transportation)	84	1,390
Knightsbridge Tankers, Ltd. (Transportation)	56	764
Kopin Corp.* (Semiconductors)	147	539
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	35	923
L-1 Identity Solutions, Inc.* (Electronics)	119	921
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	28	842
Laclede Group, Inc. (Gas)	42	1,391
Ladish Co., Inc.* (Metal Fabricate/Hardware)	49	636
Lakeland Financial Corp. (Banks)	42	798
Lancaster Colony Corp. (Miscellaneous Manufacturing)	28	1,234
Lance, Inc. (Food)	56	1,295
Landauer, Inc. (Commercial Services)	21	1,288
LaSalle Hotel Properties (REIT)	84	1,037
Lawson Software, Inc.* (Software)	224	1,250
Lexington Realty Trust (REIT)	189	643
LHC Group, Inc.* (Healthcare-Services)	28	622
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	189	541
Littelfuse, Inc.* (Electrical Components & Equipment)	49	978
Live Nation, Inc.* (Commercial Services)	147	714
Liz Claiborne, Inc. (Apparel)	217	625
Loral Space & Communications, Inc.* (Telecommunications)	14	361
Louisiana-Pacific Corp.* (Forest Products & Paper)	189	646
Lufkin Industries, Inc. (Oil & Gas Services)	28	1,177
Luminex Corp.* (Healthcare-Products)	56	1,038
M&F Worldwide Corp.* (Food)	28	560
Magellan Health Services, Inc.* (Healthcare-Services)	49	1,608
MainSource Financial Group, Inc. (Banks)	84	623
ManTech International Corp.—Class A* (Software)	28	1,205
Marcus Corp. (Lodging)	70	736
MarketAxess Holdings, Inc.* (Diversified Financial Services)	56	534
Martek Biosciences Corp. (Biotechnology)	63	1,332
Masimo Corp.* (Healthcare-Products)	70	1,688
MasTec, Inc.* (Telecommunications)	70	820
Matrix Service Co.* (Oil & Gas Services)	56	643
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	49	1,525
Max Capital Group, Ltd. (Insurance)	63	1,163
MB Financial, Inc. (Banks)	98	999
McGrath Rentcorp (Commercial Services)	42	801

See accompanying notes to the financial statements.
13

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

McMoRan Exploration Co.* (Oil & Gas)	133	$793
Meadowbrook Insurance Group, Inc. (Insurance)	133	868
Medarex, Inc.* (Pharmaceuticals)	154	1,286
MedAssets, Inc.* (Software)	56	1,089
Mediacom Communications Corp.—Class A* (Media)	112	572
Medical Properties Trust, Inc. (REIT)	140	850
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	77	1,257
Mentor Graphics Corp.* (Computers)	147	804
MercadoLibre, Inc.* (Commercial Services)	28	753
Meridian Bioscience, Inc. (Healthcare-Products)	49	1,106
Merit Medical Systems, Inc.* (Healthcare-Products)	63	1,027
Meritage Homes Corp.* (Home Builders)	35	660
MF Global, Ltd.* (Diversified Financial Services)	63	374
MFA Financial, Inc. (REIT)	259	1,792
MGE Energy, Inc. (Electric)	56	1,879
MGIC Investment Corp. (Insurance)	119	524
Microsemi Corp.* (Semiconductors)	105	1,449
Mid-America Apartment Communities, Inc. (REIT)	42	1,542
Middlesex Water Co. (Water)	91	1,315
MKS Instruments, Inc.* (Semiconductors)	98	1,293
Mobile Mini, Inc.* (Storage/Warehousing)	77	1,130
ModusLink Global Solutions, Inc.* (Internet)	84	576
Momenta Pharmaceuticals, Inc.* (Biotechnology)	56	674
Monolithic Power Systems, Inc.* (Semiconductors)	49	1,098
Montpelier Re Holdings, Ltd. (Insurance)	35	465
Moog, Inc.—Class A* (Aerospace/Defense)	56	1,445
Move, Inc.* (Internet)	252	544
MPS Group, Inc.* (Commercial Services)	196	1,497
MSC. Software Corp.* (Software)	161	1,072
Mueller Industries, Inc. (Metal Fabricate/Hardware)	56	1,165
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	175	655
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	24	112
NATCO Group, Inc.—Class A* (Oil & Gas Services)	35	1,152
National CineMedia, Inc. (Entertainment)	56	771
National Financial Partners (Diversified Financial Services)	56	410
National Penn Bancshares, Inc. (Banks)	196	904
National Presto Industries, Inc. (Housewares)	14	1,065
National Retail Properties, Inc. (REIT)	105	1,822
Natus Medical, Inc.* (Healthcare-Products)	70	808
Navigant Consulting Co.* (Commercial Services)	84	1,085
NBT Bancorp, Inc. (Banks)	63	1,368
Nektar Therapeutics* (Biotechnology)	126	816
Neogen Corp.* (Pharmaceuticals)	35	1,014
Net 1 UEPS Technologies, Inc.* (Commercial Services)	70	951
Netezza Corp.* (Computers)	84	699
NETGEAR, Inc.* (Telecommunications)	56	807
Netlogic Microsystems, Inc.* (Semiconductors)	28	1,021
Neutral Tandem, Inc.* (Telecommunications)	35	1,033
NewAlliance Bancshares, Inc. (Savings & Loans)	154	1,771
NewMarket Corp. (Chemicals)	14	943
Newpark Resources, Inc.* (Oil & Gas Services)	217	618
Newport Corp.* (Electronics)	140	811
NIC, Inc. (Internet)	112	758
Nicor, Inc. (Gas)	63	2,181
Nordson Corp. (Machinery-Diversified)	42	1,624
Northwest Natural Gas Co. (Gas)	42	1,861
Novatel Wireless, Inc.* (Telecommunications)	63	568
NPS Pharmaceuticals, Inc.* (Biotechnology)	140	652
NTELOS Holdings Corp. (Telecommunications)	49	903
Nu Skin Enterprises, Inc. (Retail)	84	1,285
NuVasive, Inc.* (Healthcare-Products)	42	1,873
Ocwen Financial Corp.* (Diversified Financial Services)	49	636
OfficeMax, Inc. (Retail)	126	791
Old Dominion Freight Line, Inc.* (Transportation)	35	1,175
Old National Bancorp (Banks)	140	1,375
Olin Corp. (Chemicals)	119	1,415
OM Group, Inc.* (Chemicals)	42	1,219
OMEGA Healthcare Investors, Inc. (REIT)	147	2,281
Omnicell, Inc.* (Software)	63	677
Omniture, Inc.* (Commercial Services)	91	1,143
OmniVision Technologies, Inc.* (Semiconductors)	84	873
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	70	1,978
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	35	524
optionsXpress Holdings, Inc. (Diversified Financial Services)	56	870
Orbital Sciences Corp.* (Aerospace/Defense)	98	1,487
Orient-Express Hotels, Ltd.—Class A (Lodging)	84	713
Oriental Financial Group, Inc. (Banks)	49	475
Orion Marine Group, Inc.* (Engineering & Construction)	28	532
Orthofix International N.V.* (Healthcare-Products)	35	875
Orthovita, Inc.* (Healthcare-Products)	119	613
Otter Tail Corp. (Electric)	56	1,223
Owens & Minor, Inc. (Distribution/Wholesale)	49	2,147
Pacific Sunwear of California, Inc.* (Retail)	112	377
PacWest Bancorp (Banks)	49	645
PAETEC Holding Corp.* (Telecommunications)	203	548
Palm, Inc.* (Computers)	84	1,392
Palomar Medical Technologies, Inc.* (Healthcare-Products)	35	513
Papa John’s International, Inc.* (Retail)	42	1,041
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	56	848
Parametric Technology Corp.* (Software)	147	1,718
PAREXEL International Corp.* (Commercial Services)	70	1,007
Park Electrochemical Corp. (Electronics)	56	1,206
Parker Drilling Co.* (Oil & Gas)	224	972
PDL BioPharma, Inc. (Biotechnology)	161	1,272
Pegasystems, Inc. (Software)	28	739
Penn Virginia Corp. (Oil & Gas)	77	1,260
Perot Systems Corp.—Class A* (Computers)	112	1,605
PetMed Express, Inc.* (Pharmaceuticals)	56	842
Petroleum Development* (Oil & Gas)	49	769
PetroQuest Energy, Inc.* (Oil & Gas)	98	362
Pharmasset, Inc.* (Pharmaceuticals)	56	630
PharMerica Corp.* (Pharmaceuticals)	56	1,099
Phase Forward, Inc.* (Software)	70	1,058
PHH Corp.* (Commercial Services)	63	1,145
PHI, Inc.* (Transportation)	28	480
PICO Holdings, Inc.* (Water)	35	1,005
Piedmont Natural Gas Co., Inc. (Gas)	91	2,194
Pinnacle Entertainment, Inc.* (Entertainment)	84	780
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	28	1,223
Plantronics, Inc. (Telecommunications)	70	1,324
Platinum Underwriters Holdings, Ltd. (Insurance)	63	1,801
Plexus Corp.* (Electronics)	63	1,289
PNM Resources, Inc. (Electric)	119	1,274
Polaris Industries, Inc. (Leisure Time)	35	1,124
Polycom, Inc.* (Telecommunications)	98	1,986
PolyOne Corp.* (Chemicals)	238	645
Polypore International, Inc.* (Miscellaneous Manufacturing)	49	545
Portland General Electric Co. (Electric)	98	1,909
Post Properties, Inc. (REIT)	70	941
Potlatch Corp. (Forest Products & Paper)	63	1,530
Powell Industries, Inc.* (Electrical Components & Equipment)	21	778
See accompanying notes to the financial statements.
14

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Power Integrations, Inc. (Semiconductors)	42	$999
Powerwave Technologies, Inc.* (Telecommunications)	259	417
Premiere Global Services, Inc.* (Telecommunications)	91	986
PrivateBancorp, Inc. (Banks)	35	778
ProAssurance Corp.* (Insurance)	49	2,264
Progress Software Corp.* (Software)	77	1,630
Prospect Capital Corp. (Investment Companies)	56	515
Prosperity Bancshares, Inc. (Banks)	56	1,670
Provident New York Bancorp (Savings & Loans)	161	1,307
PSS World Medical, Inc.* (Healthcare-Products)	84	1,555
Psychiatric Solutions, Inc.* (Healthcare-Services)	56	1,273
Quanex Building Products Corp. (Building Materials)	77	864
Quantum Corp.* (Computers)	378	314
Quest Software, Inc.* (Software)	98	1,366
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	105	525
Quidel Corp.* (Healthcare-Products)	56	815
Quiksilver, Inc.* (Apparel)	210	389
Rackspace Hosting, Inc.* (Internet)	77	1,067
Radian Group, Inc. (Insurance)	126	343
Raven Industries, Inc. (Miscellaneous Manufacturing)	35	896
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	49	1,002
RC2 Corp.* (Toys/Games/Hobbies)	28	370
RCN Corp.* (Telecommunications)	98	585
Redwood Trust, Inc. (REIT)	91	1,343
Regal-Beloit Corp. (Hand/Machine Tools)	77	3,058
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	70	1,254
Regis Corp. (Retail)	70	1,219
RehabCare Group, Inc.* (Healthcare-Services)	28	670
Renasant Corp. (Banks)	63	946
Rent-A-Center, Inc.* (Commercial Services)	84	1,498
Res-Care, Inc.* (Healthcare-Services)	70	1,001
Resources Connection, Inc.* (Commercial Services)	70	1,202
RF Micro Devices, Inc.* (Telecommunications)	308	1,158
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	49	594
Rimage Corp.* (Computers)	42	698
Riverbed Technology, Inc.* (Computers)	63	1,461
RLI Corp. (Insurance)	42	1,882
Robbins & Myers, Inc. (Machinery-Diversified)	42	809
Rock-Tenn Co.—Class A (Forest Products & Paper)	49	1,870
Rockwood Holdings, Inc.* (Chemicals)	77	1,127
Rofin-Sinar Technologies, Inc.* (Electronics)	49	980
Rollins, Inc. (Commercial Services)	63	1,091
Rosetta Resources, Inc.* (Oil & Gas)	112	980
RTI Biologics, Inc.* (Healthcare-Products)	112	480
RTI International Metals, Inc.* (Mining)	49	866
Ruby Tuesday, Inc.* (Retail)	77	513
Ruddick Corp. (Food)	70	1,640
S.Y. Bancorp, Inc. (Banks)	35	846
S1 Corp.* (Internet)	126	869
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	84	829
Sally Beauty Holdings, Inc.* (Retail)	154	979
Sanderson Farms, Inc. (Food)	28	1,260
Sandy Spring Bancorp, Inc. (Banks)	56	823
Sapient Corp.* (Internet)	140	881
Savient Pharmaceuticals, Inc.* (Biotechnology)	49	679
SAVVIS, Inc.* (Telecommunications)	63	722
ScanSource, Inc.* (Distribution/Wholesale)	49	1,201
SCBT Financial Corp. (Banks)	42	995
School Specialty, Inc.* (Retail)	56	1,132
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	28	762
Seattle Genetics, Inc.* (Biotechnology)	140	1,361
Selective Insurance Group, Inc. (Insurance)	98	1,251
Semtech Corp.* (Semiconductors)	98	1,559
Sensient Technologies Corp. (Chemicals)	77	1,738
Shenandoah Telecommunications Co. (Telecommunications)	42	852
ShoreTel, Inc.* (Telecommunications)	70	560
Shuffle Master, Inc.* (Entertainment)	91	602
Signature Bank* (Banks)	49	1,329
Silicon Graphics International Corp.* (Computers)	161	731
Simmons First National Corp.—Class A (Banks)	35	935
Simpson Manufacturing Co., Inc. (Building Materials)	63	1,362
Sinclair Broadcast Group, Inc.—Class A (Media)	280	543
Skechers U.S.A., Inc.—Class A* (Apparel)	70	684
SkyWest, Inc. (Airlines)	105	1,071
Skyworks Solutions, Inc.* (Semiconductors)	189	1,848
Smart Balance, Inc.* (Food)	112	763
Smith Corp. (Miscellaneous Manufacturing)	42	1,368
Smith Micro Software, Inc.* (Software)	70	687
Solera Holdings, Inc.* (Software)	77	1,956
Solutia, Inc.* (Chemicals)	126	726
Sonic Automotive, Inc. (Retail)	35	356
Sonic Corp.* (Retail)	126	1,264
SONICWALL, Inc.* (Internet)	175	959
SonoSite, Inc.* (Healthcare-Products)	49	983
Sonus Networks, Inc.* (Telecommunications)	343	552
Sotheby’s (Commercial Services)	42	593
Southside Bancshares, Inc. (Banks)	49	1,121
Southwest Gas Corp. (Gas)	84	1,866
Spartan Motors, Inc. (Auto Parts & Equipment)	42	476
Spartech Corp. (Chemicals)	42	386
Spherion Corp.* (Commercial Services)	91	375
SPSS, Inc.* (Software)	42	1,402
SRA International, Inc.—Class A* (Computers)	56	983
Stage Stores, Inc. (Retail)	70	777
Standard Microsystems Corp.* (Semiconductors)	56	1,145
Standard Pacific Corp.* (Home Builders)	196	398
Starent Networks Corp.* (Software)	35	854
Stein Mart, Inc.* (Retail)	42	372
StellarOne Corp. (Banks)	49	635
Stepan Co. (Chemicals)	21	927
STERIS Corp. (Healthcare-Products)	77	2,008
Sterling Bancorp (Banks)	126	1,052
Sterling Bancshares, Inc. (Banks)	154	975
Steven Madden, Ltd.* (Apparel)	35	891
Stewart Enterprises, Inc.—Class A (Commercial Services)	140	675
Stifel Financial Corp.* (Diversified Financial Services)	35	1,683
Stone Energy Corp.* (Oil & Gas)	77	571
Sun Communities, Inc. (REIT)	70	965
Sun Healthcare Group, Inc.* (Healthcare-Services)	105	886
Sunstone Hotel Investors, Inc. (REIT)	133	712
Superior Industries International, Inc. (Auto Parts & Equipment)	63	888
Susquehanna Bancshares, Inc. (Banks)	217	1,061
SVB Financial Group* (Banks)	35	953
Swift Energy Co.* (Oil & Gas)	84	1,399
Sycamore Networks, Inc.* (Telecommunications)	315	986
Sykes Enterprises, Inc.* (Computers)	63	1,140
Symmetry Medical, Inc.* (Healthcare-Products)	84	783
Symyx Technologies, Inc.* (Chemicals)	70	410
Syniverse Holdings, Inc.* (Telecommunications)	77	1,234
SYNNEX Corp.* (Software)	35	875
Take-Two Interactive Software, Inc. (Software)	91	862
Taleo Corp.—Class A* (Software)	49	895
Tanger Factory Outlet Centers, Inc. (REIT)	49	1,589
TD Ameritrade Holding Corp.* (Diversified Financial Services)	30	526
Technitrol, Inc. (Electronics)	70	453

See accompanying notes to the financial statements.
15

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Tekelec* (Telecommunications)	98	$1,649
Teledyne Technologies, Inc.* (Aerospace/Defense)	49	1,605
TeleTech Holdings, Inc.* (Commercial Services)	49	742
Tempur-Pedic International, Inc. (Home Furnishings)	84	1,098
Tennant Co. (Machinery-Diversified)	49	901
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	70	742
Terremark Worldwide, Inc.* (Internet)	126	728
Tessera Technologies, Inc.* (Semiconductors)	56	1,416
Tetra Tech, Inc.* (Environmental Control)	70	2,005
TETRA Technologies, Inc.* (Oil & Gas Services)	140	1,114
Texas Capital Bancshares, Inc.* (Banks)	77	1,191
Texas Roadhouse, Inc.—Class A* (Retail)	84	916
The Andersons, Inc. (Agriculture)	28	838
The Buckle, Inc. (Retail)	35	1,112
The Cato Corp.—Class A (Retail)	56	977
The Children’s Place Retail Stores, Inc.* (Retail)	35	925
The Corporate Executive Board Co. (Commercial Services)	56	1,163
The Geo Group, Inc.* (Commercial Services)	70	1,301
The Gymboree Corp.* (Apparel)	35	1,242
The Hain Celestial Group, Inc.* (Food)	70	1,093
The Men’s Wearhouse, Inc. (Retail)	77	1,477
The Pantry, Inc.* (Retail)	35	581
The Pep Boys-Manny, Moe & Jack (Retail)	77	781
The Phoenix Cos., Inc. (Insurance)	175	292
The Ryland Group, Inc. (Home Builders)	56	941
The Timberland Co.—Class A* (Apparel)	84	1,115
The Ultimate Software Group, Inc.* (Software)	42	1,018
The Warnaco Group, Inc.* (Apparel)	56	1,814
The Wet Seal, Inc.—Class A* (Retail)	203	623
Theravance, Inc.* (Pharmaceuticals)	70	1,025
Thoratec Corp.* (Healthcare-Products)	70	1,875
THQ, Inc.* (Software)	105	752
Tibco Software, Inc.* (Internet)	245	1,757
Ticketmaster Entertainment, Inc.* (Commercial Services)	77	494
Titan International, Inc. (Auto Parts & Equipment)	77	575
TiVo, Inc.* (Home Furnishings)	126	1,320
TNS, Inc.* (Commercial Services)	35	656
Tower Group, Inc. (Insurance)	56	1,388
Tractor Supply Co.* (Retail)	42	1,735
TradeStation Group, Inc.* (Diversified Financial Services)	126	1,066
Tredegar Corp. (Miscellaneous Manufacturing)	70	932
TreeHouse Foods, Inc.* (Food)	42	1,208
TriQuint Semiconductor, Inc.* (Semiconductors)	203	1,078
Triumph Group, Inc. (Aerospace/Defense)	28	1,120
True Religion Apparel, Inc.* (Apparel)	42	937
TrueBlue, Inc.* (Commercial Services)	119	1,000
TrustCo Bank Corp. NY (Banks)	196	1,158
Trustmark Corp. (Banks)	77	1,488
TTM Technologies, Inc.* (Electronics)	105	836
Tupperware Corp. (Household Products/Wares)	70	1,821
Tutor Perini Corp.* (Engineering & Construction)	35	608
Tyler Technologies, Inc.* (Computers)	77	1,203
UAL Corp.* (Airlines)	210	670
UIL Holdings Corp. (Electric)	63	1,414
UMB Financial Corp. (Banks)	49	1,862
Umpqua Holdings Corp. (Banks)	98	760
Union Bankshares Corp. (Banks)	35	524
Unisource Energy Corp. (Electric)	56	1,486
Unisys Corp.* (Computers)	469	708
United Fire & Casualty Co. (Insurance)	56	960
United Natural Foods, Inc.* (Food)	56	1,470
United Online, Inc. (Internet)	147	957
United Rentals, Inc.* (Commercial Services)	126	818
United Stationers, Inc.* (Distribution/Wholesale)	35	1,221
Universal Forest Products, Inc. (Building Materials)	35	1,158
Universal Health Realty Income Trust (REIT)	49	1,544
US Airways Group, Inc.* (Airlines)	259	629
USEC, Inc.* (Mining)	161	857
VAALCO Energy, Inc.* (Oil & Gas)	161	681
Valassis Communications, Inc.* (Commercial Services)	70	428
ValueClick, Inc.* (Internet)	126	1,326
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	28	330
Varian, Inc.* (Electronics)	42	1,656
Veeco Instruments, Inc.* (Semiconductors)	63	730
VeriFone Holdings, Inc.* (Software)	105	789
ViaSat, Inc.* (Telecommunications)	42	1,077
Vignette Corp.* (Internet)	49	644
ViroPharma, Inc.* (Pharmaceuticals)	119	706
VistaPrint, Ltd.* (Commercial Services)	42	1,791
VIVUS, Inc.* (Healthcare-Products)	119	724
Vocus, Inc.* (Internet)	35	692
Volcano Corp.* (Healthcare-Products)	70	979
W&T Offshore, Inc. (Oil & Gas)	98	955
W.R. Grace & Co.* (Chemicals)	91	1,126
Walter Investment Management Corp.* (REIT)	21	279
Washington REIT (REIT)	77	1,722
Washington Trust Bancorp, Inc. (Banks)	49	874
Watsco, Inc. (Distribution/Wholesale)	21	1,028
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	49	1,839
Watts Water Technologies, Inc.—Class A (Electronics)	56	1,206
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	119	800
WD-40 Co. (Household Products/Wares)	42	1,218
Websense, Inc.* (Internet)	70	1,249
Webster Financial Corp. (Banks)	105	845
WellCare Health Plans, Inc.* (Healthcare-Services)	49	906
Werner Enterprises, Inc. (Transportation)	70	1,268
WesBanco, Inc. (Banks)	63	916
West Pharmaceutical Services, Inc. (Healthcare-Products)	56	1,952
Westamerica Bancorp (Banks)	35	1,736
Westfield Financial, Inc. (Banks)	133	1,205
Weyco Group, Inc. (Apparel)	28	647
WGL Holdings, Inc. (Gas)	70	2,241
Willbros Group, Inc.* (Oil & Gas Services)	77	963
Winn-Dixie Stores, Inc.* (Food)	84	1,053
Wintrust Financial Corp. (Banks)	49	788
Wolverine World Wide, Inc. (Apparel)	84	1,853
Woodward Governor Co. (Electronics)	77	1,525
World Acceptance Corp.* (Diversified Financial Services)	28	557
World Fuel Services Corp. (Retail)	42	1,732
World Wrestling Entertainment, Inc. (Entertainment)	77	967
Worthington Industries, Inc. (Metal Fabricate/Hardware)	91	1,164
Wright Express Corp.* (Commercial Services)	56	1,426
Wright Medical Group, Inc.* (Healthcare-Products)	70	1,138
XenoPort, Inc.* (Pharmaceuticals)	49	1,135
Zenith National Insurance Corp. (Insurance)	70	1,522
Zep, Inc. (Chemicals)	42	506
Zoll Medical Corp.* (Healthcare-Products)	49	948
Zoran Corp.* (Semiconductors)	84	916

TOTAL COMMON STOCKS
(Cost $705,806)		814,180

See accompanying notes to the financial statements.
16

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Repurchase Agreements (74.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $923,000 (Collateralized by $918,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $941,515)	$923,000	$923,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $268,000 (Collateralized by $280,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $282,042)	268,000	268,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,313,000 (Collateralized by $1,251,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,340,535)	1,313,000	1,313,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $13,000 (Collateralized by $14,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $14,122)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,517,000)		2,517,000

TOTAL INVESTMENT SECURITIES
(Cost $3,222,806)—98.6%		3,331,180
Net other assets (liabilities)—1.4%		47,630

NET ASSETS—100.0%		$3,378,810

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $250,000.

Futures Contracts Purchased
		Unrealized Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,012,000)	20	$10,791

Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,579,020	$(7,144)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.1%
Agriculture	NM
Airlines	0.1%
Apparel	0.6%
Auto Manufacturers	NM
Auto Parts & Equipment	NM
Banks	1.5%
Biotechnology	0.5%
Building Materials	0.2%
Chemicals	0.5%
Coal	NM
Commercial Services	1.9%
Computers	0.7%
Cosmetics/Personal Care	NM
Distribution/Wholesale	0.2%
Diversified Financial Services	0.3%
Electric	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.9%
Energy-Alternate Sources	NM
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	0.5%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.3%
Healthcare-Products	1.0%
Healthcare-Services	0.4%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	NM
Insurance	1.1%
Internet	0.8%
Investment Companies	0.1%
Leisure Time	NM
Lodging	NM
Machinery-Construction & Mining	NM
Machinery-Diversified	0.2%
Media	NM
Metal Fabricate/Hardware	0.1%
Mining	NM
Miscellaneous Manufacturing	0.7%
Office Furnishings	NM
Oil & Gas	0.6%
Oil & Gas Services	0.3%
Packaging & Containers	NM
Pharmaceuticals	0.7%
REIT	1.9%
Real Estate	NM
Retail	1.1%
Savings & Loans	0.2%
Semiconductors	0.6%
Software	1.2%
Storage/Warehousing	NM
Telecommunications	1.0%
Toys/Games/Hobbies	NM
Transportation	0.6%
Trucking & Leasing	NM
Water	0.2%
Other**	75.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
17

PROFUNDS VP
ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$3,222,806

Securities, at value	814,180
Repurchase agreements, at value	2,517,000

Total Investment Securities, at value	3,331,180
Cash	1,204
Segregated cash balances with brokers for futures contracts	81,000
Dividends and interest receivable	926
Receivable for capital shares issued	3,822
Receivable for investments sold	2,037
Prepaid expenses	66

Total Assets	3,420,235

Liabilities:
Payable for capital shares redeemed	21,083
Unrealized loss on swap agreements	7,144
Variation margin on futures contracts	5,000
Advisory fees payable	688
Management services fees payable	92
Administration fees payable	124
Administrative services fees payable	2,442
Distribution fees payable	2,386
Transfer agency fees payable	197
Fund accounting fees payable	249
Compliance services fees payable	82
Other accrued expenses	1,938

Total Liabilities	41,425

Net Assets	$3,378,810

Net Assets consist of:
Capital	$2,588,439
Accumulated net investment income (loss)	(22,717)
Accumulated net realized gains (losses) on investments	701,067
Net unrealized appreciation (depreciation) on investments	112,021

Net Assets	$3,378,810

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	187,638

Net Asset Value (offering and redemption price per share)	$18.01

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$9,757
Interest	1,588

Total Investment Income	11,345

Expenses:
Advisory fees	14,261
Management services fees	1,901
Administration fees	848
Transfer agency fees	1,287
Administrative services fees	4,428
Distribution fees	4,754
Custody fees	4,494
Fund accounting fees	3,997
Trustee fees	30
Compliance services fees	29
Other fees	3,741

Total Gross Expenses before reductions	39,770
Less Expenses reduced by the Advisor	(5,708)

Total Net Expenses	34,062

Net Investment Income (Loss)	(22,717)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	289,545
Net realized gains (losses) on futures contracts	(248,993)
Net realized gains (losses) on swap agreements	519,033
Change in net unrealized appreciation/depreciation on investments	(223,417)

Net Realized and Unrealized Gains (Losses) on Investments	336,168

Change in Net Assets Resulting from Operations	$313,451

See accompanying notes to the financial statements.
18

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(22,717)	$(147,324)
Net realized gains (losses) on investments	559,585	946,642
Change in net unrealized appreciation/depreciation on investments	(223,417)	(5,740,525)

Change in net assets resulting from operations	313,451	(4,941,207)

Distributions to Shareholders From:
Net investment income	—	(145,273)
Net realized gains on investments	—	(5,293,282)

Change in net assets resulting from distributions	—	(5,438,555)

Capital Transactions:
Proceeds from shares issued	92,654,771	57,258,918
Dividends reinvested	—	5,438,555
Value of shares redeemed	(92,404,155)	(118,028,326)

Change in net assets resulting from capital transactions	250,616	(55,330,853)

Change in net assets	564,067	(65,710,615)
Net Assets:
Beginning of period	2,814,743	68,525,358

End of period	$3,378,810	$2,814,743

Accumulated net investment income (loss)	$(22,717)	$—

Share Transactions:
Issued	5,574,216	2,612,478
Reinvested	—	209,578
Redeemed	(5,545,173)	(4,894,957)

Change in shares	29,043	(2,072,901)

See accompanying notes to the financial statements.
19

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$17.75		$30.71	$37.24	$32.95	$35.93	$31.62

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.10)	0.06	0.17	— (b)	(0.14)
Net realized and unrealized gains (losses) on investments	0.36		(9.82)	(0.82)	4.65	1.04	5.37

Total income (loss) from investment activities	0.26		(9.92)	(0.76)	4.82	1.04	5.23

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.28)	—	—	—
Net realized gains on investments	—		(2.96)	(5.49)	(0.53)	(4.02)	(0.92)

Total distributions	—		(3.04)	(5.77)	(0.53)	(4.02)	(0.92)

Net Asset Value, End of Period	$18.01		$17.75	$30.71	$37.24	$32.95	$35.93

Total Return	1.46	%(c)	(35.44)%	(2.21)%	14.75%	2.81%	16.74%
Ratios to Average Net Assets:
Gross expenses(d)	2.09%		1.65%	1.61%	1.59%	1.60%	1.61%
Net expenses(d)	1.79%		1.62%	1.56%	1.55%	1.60%	1.61%
Net investment income (loss)(d)	(1.19)%		(0.37)%	0.15%	0.47%	(0.01)%	(0.44)%
Supplemental Data:
Net assets, end of period (000’s)	$3,379		$2,815	$68,525	$119,948	$117,108	$147,828
Portfolio turnover rate(e)	487	%(c)	69%	40%	53%	67%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
20

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	5.7%
BP Amoco PLC	5.5%
HSBC Holdings PLC	5.4%
BHP Billiton PLC	5.2%
Total Fina S.A.	5.0%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	27%
Energy	19%
Financial	19%
Basic Materials	11%
Industrial	11%
Communications	10%
Technology	3%

Country Breakdown

United Kingdom	42%
Switzerland	22%
France	9%
Germany	9%
Netherlands	4%
Luxembourg	5%
Finland	3%
Sweden	3%
Ireland	2%
Greece	1%

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks† (99.8%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	58,986	$930,799
Ace, Ltd. (Insurance)	16,704	738,818
Alcon, Inc. (Healthcare-Products)	8,352	969,834
ArcelorMittal (Iron/Steel)	33,930	1,122,404
AstraZeneca PLC (Pharmaceuticals)	28,710	1,267,259
Barclays PLC (Banks)	56,898	1,049,199
BHP Billiton PLC* (Mining)	41,238	1,874,679
BP Amoco PLC (Oil & Gas)	41,760	1,991,117
Covidien PLC (Healthcare-Products)	21,924	820,835
Credit Suisse Group (Diversified Financial Services)	25,578	1,169,682
Deutsche Bank AG (Banks)	15,660	955,260
Diageo PLC (Beverages)	17,226	986,189
DryShips, Inc. (Transportation)	86,130	497,831
GlaxoSmithKline PLC (Pharmaceuticals)	43,326	1,531,141
HSBC Holdings PLC (Banks)	46,980	1,962,355
Nokia OYJ (Telecommunications)	76,212	1,111,171
Novartis AG (Pharmaceuticals)	40,716	1,660,806
Rio Tinto PLC (Mining)	6,786	1,112,022
Royal Dutch Shell PLC—Class A (Oil & Gas)	41,238	2,069,735
Sanofi-Aventis (Pharmaceuticals)	45,414	1,339,259
SAP AG (Software)	25,578	1,027,980
Siemens AG (Miscellaneous Manufacturing)	16,704	1,155,750
Telefonaktiebolaget LM Ericsson (Telecommunications)	98,658	964,875
Tenaris S.A. (Iron/Steel)	26,100	705,744
Total Fina S.A. (Oil & Gas)	33,408	1,811,716
Transocean, Ltd.* (Oil & Gas)	10,962	814,367
Tyco International, Ltd. (Miscellaneous Manufacturing)	27,144	705,201
UBS AG* (Diversified Financial Services)	70,992	866,812
Unilever N.V. (Food)	53,766	1,300,062
Vodafone Group PLC (Telecommunications)	82,998	1,617,631

TOTAL COMMON STOCKS
(Cost $30,106,126)		36,130,533

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $172,000 (Collateralized by $171,200 U.S. Treasury Notes, 3.75%, 11/15/18, market value $175,471)	$172,000	172,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $50,000 (Collateralized by $55,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $55,401)	50,000	50,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $247,000 (Collateralized by $236,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $252,891)	247,000	247,000

See accompanying notes to the financial statements.
21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $3,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $3,012)	$2,000	$2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $471,000)		471,000

TOTAL INVESTMENT SECURITIES
(Cost $30,577,126)—101.1%		36,601,533
Net other assets (liabilities)—(1.1)%		(391,423)

NET ASSETS—100.0%		$36,210,110

†	As of June 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Banks	10.9%
Beverages	2.7%
Diversified Financial Services	5.6%
Engineering & Construction	2.6%
Food	3.6%
Healthcare-Products	5.0%
Insurance	2.0%
Iron/Steel	5.0%
Mining	8.3%
Miscellaneous Manufacturing	5.1%
Oil & Gas	18.5%
Pharmaceuticals	16.0%
Software	2.8%
Telecommunications	10.3%
Transportation	1.4%
Other**	0.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2009:

Finland	3.1%
France	8.7%
Germany	8.6%
Greece	1.4%
Ireland	2.3%
Luxembourg	5.0%
Netherlands	3.6%
Sweden	2.7%
Switzerland	21.7%
United Kingdom	42.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
22

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$30,577,126

Securities, at value	36,130,533
Repurchase agreements, at value	471,000

Total Investment Securities, at value	36,601,533
Cash	875
Dividends and interest receivable	155,449
Reclaims receivable	12,135
Prepaid expenses	224

Total Assets	36,770,216

Liabilities:
Payable for investments purchased	346,193
Payable for capital shares redeemed	127,577
Advisory fees payable	26,853
Management services fees payable	3,580
Administration fees payable	1,472
Administrative services fees payable	15,455
Distribution fees payable	14,385
Trustee fees payable	2
Transfer agency fees payable	2,341
Fund accounting fees payable	2,959
Compliance services fees payable	699
Other accrued expenses	18,590

Total Liabilities	560,106

Net Assets	$36,210,110

Net Assets consist of:
Capital	$60,523,750
Accumulated net investment income (loss)	1,916,709
Accumulated net realized gains (losses) on investments	(32,254,756)
Net unrealized appreciation (depreciation) on investments	6,024,407

Net Assets	$36,210,110

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,071,789

Net Asset Value (offering and redemption price per share)	$17.48

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$832,974
Interest	193
Foreign tax withholding	(82,427)

Total Investment Income	750,740

Expenses:
Advisory fees	118,780
Management services fees	15,837
Administration fees	6,030
Transfer agency fees	9,263
Administrative services fees	46,689
Distribution fees	39,593
Custody fees	2,118
Fund accounting fees	12,065
Trustee fees	200
Compliance services fees	209
Other fees	20,188

Total Gross Expenses before reductions	270,972
Less Expenses reduced by the Advisor	(9,481)

Total Net Expenses	261,491

Net Investment Income (Loss)	489,249

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,420,094)
Net realized gains (losses) on futures contracts	21,721
Change in net unrealized appreciation/depreciation on investments	4,779,811

Net Realized and Unrealized Gains (Losses) on Investments	(618,562)

Change in Net Assets Resulting from Operations	$(129,313)

See accompanying notes to the financial statements.
23

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$489,249	$1,427,460
Net realized gains (losses) on investments	(5,398,373)	7,584,508
Change in net unrealized appreciation/depreciation on investments	4,779,811	(43,990,756)

Change in net assets resulting from operations	(129,313)	(34,978,788)

Distributions to Shareholders From:
Net investment income	—	(1,304,612)
Net realized gains on investments	—	(9,136,843)

Change in net assets resulting from distributions	—	(10,441,455)

Capital Transactions:
Proceeds from shares issued	50,602,594	129,378,880
Dividends reinvested	—	10,441,455
Value of shares redeemed	(45,670,200)	(194,714,538)

Change in net assets resulting from capital transactions	4,932,394	(54,894,203)

Change in net assets	4,803,081	(100,314,446)
Net Assets:
Beginning of period	31,407,029	131,721,475

End of period	$36,210,110	$31,407,029

Accumulated net investment income (loss)	$1,916,709	$1,427,460

Share Transactions:
Issued	2,978,455	4,195,717
Reinvested	—	453,385
Redeemed	(2,830,930)	(6,432,016)

Change in shares	147,525	(1,782,914)

See accompanying notes to the financial statements.
24

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$16.32		$35.53	$31.99	$27.96	$28.28	$24.96

Investment Activities:
Net investment income (loss)(a)	0.24		0.60	0.31	0.64	0.13	0.03
Net realized and unrealized gains (losses) on investments	0.92	(b)	(14.76)	4.33	4.18	2.14	3.53

Total income (loss) from investment activities	1.16		(14.16)	4.64	4.82	2.27	3.56

Distributions to Shareholders From:
Net investment income	—		(0.63)	(0.78)	(0.12)	(0.04)	(0.03)
Net realized gains on investments	—		(4.42)	(0.32)	(0.67)	(2.55)	(0.21)

Total distributions	—		(5.05)	(1.10)	(0.79)	(2.59)	(0.24)

Net Asset Value, End of Period	$17.48		$16.32	$35.53	$31.99	$27.96	$28.28

Total Return	7.11	%(c)	(44.00)%	14.58%	17.51%	8.09%	14.32%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.70%	1.66%	1.69%	1.76%	1.78%
Net expenses(d)	1.65%		1.63%	1.61%	1.66%	1.76%	1.78%
Net investment income (loss)(d)	3.09%		2.12%	0.88%	2.12%	0.45%	0.12%

Supplemental Data:
Net Assets, end of period (000’s)	$36,210		$31,407	$131,721	$160,024	$120,469	$140,608
Portfolio turnover rate(e)	167	%(c)	160%	280%	172%	230%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
25

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(130)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM  Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (16.2%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$9,589,000	$9,588,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,588,997)		9,588,997

U.S. Treasury Obligations (17.5%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	10,351,000	10,350,997

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,350,997)		10,350,997

Repurchase Agreements (66.0%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,000 (Collateralized by $9,722,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $9,964,522)	9,769,000	9,769,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,005 (Collateralized by $9,900,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $9,972,201)	9,769,000	9,769,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,003 (Collateralized by $9,300,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $9,965,609)	9,769,000	9,769,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,003 (Collateralized by $9,927,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $9,965,777)	9,769,000	9,769,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,076,000)		39,076,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 195, expiring 11/20/09	150	1,815

TOTAL OPTIONS PURCHASED
(Cost $2,691)		1,815

TOTAL INVESTMENT SECURITIES
(Cost $59,018,685)—99.7%		59,017,809
Net other assets (liabilities)—0.3%		178,552

NET ASSETS—100.0%		$59,196,361

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $10,180,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $4,612,359)	39	$(75,867)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$(72,486,828)	$(1,591,501)

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$59,018,685

Securities, at value	19,941,809
Repurchase agreements, at value	39,076,000

Total Investment Securities, at value	59,017,809
Cash	980
Segregated cash balances with brokers for futures contracts	161,527
Interest receivable	11
Receivable for capital shares issued	1,812,900
Variation margin on futures contracts	17,063
Prepaid expenses	383

Total Assets	61,010,673

Liabilities:
Payable for capital shares redeemed	93,311
Unrealized loss on swap agreements	1,591,501
Advisory fees payable	34,683
Management services fees payable	4,624
Administration fees payable	1,929
Administrative services fees payable	22,247
Distribution fees payable	21,795
Trustee fees payable	3
Transfer agency fees payable	3,070
Fund accounting fees payable	3,879
Compliance services fees payable	1,191
Other accrued expenses	36,079

Total Liabilities	1,814,312

Net Assets	$59,196,361

Net Assets consist of:
Capital	$124,991,807
Accumulated net investment income (loss)	(96,553)
Accumulated net realized gains (losses) on investments	(64,030,649)
Net unrealized appreciation (depreciation) on investments	(1,668,244)

Net Assets	$59,196,361

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,140,813

Net Asset Value (offering and redemption price per share)	$14.30

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$32,450

Expenses:
Advisory fees	191,209
Management services fees	25,494
Administration fees	10,559
Transfer agency fees	16,370
Administrative services fees	72,794
Distribution fees	63,736
Custody fees	2,680
Fund accounting fees	21,251
Trustee fees	374
Compliance services fees	455
Other fees	34,852

Total Gross Expenses before reductions	439,774
Less Expenses reduced by the Advisor	(19,298)

Total Net Expenses	420,476

Net Investment Income (Loss)	(388,026)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,812)
Net realized gains (losses) on futures contracts	52,441
Net realized gains (losses) on swap agreements	13,971,851
Change in net unrealized appreciation/depreciation on investments	(2,261,368)

Net Realized and Unrealized Gains (Losses) on Investments	11,760,112

Change in Net Assets Resulting from Operations	$11,372,086

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(388,026)	$291,473
Net realized gains (losses) on investments	14,021,480	(27,165,156)
Change in net unrealized appreciation/depreciation on investments	(2,261,368)	3,373,447

Change in net assets resulting from operations	11,372,086	(23,500,236)

Distributions to Shareholders From:
Net investment income	—	(3,641,751)

Change in net assets resulting from distributions	—	(3,641,751)

Capital Transactions:
Proceeds from shares issued	100,793,468	236,195,897
Dividends reinvested	—	3,641,751
Value of shares redeemed	(89,558,952)	(251,146,625)

Change in net assets resulting from capital transactions	11,234,516	(11,308,977)

Change in net assets	22,606,602	(38,450,964)
Net Assets:
Beginning of period	36,589,759	75,040,723

End of period	$59,196,361	$36,589,759

Accumulated net investment income (loss)	$(96,553)	$291,473

Share Transactions:
Issued	7,652,941	13,703,100
Reinvested	—	225,356
Redeemed	(6,878,463)	(14,612,839)

Change in shares	774,478	(684,383)

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$10.87		$18.53	$20.70	$19.13	$20.78	$23.32

Investment Activities:
Net investment income (loss)(a)	(0.10)		0.08	0.72	0.70	0.27	(0.10)
Net realized and unrealized gains (losses) on investments	3.53		(6.82)	(1.72)	1.26	(1.92)	(2.44)

Total income (loss) from investment activities	3.43		(6.74)	(1.00)	1.96	(1.65)	(2.54)

Distributions to Shareholders From:
Net investment income	—		(0.92)	(1.17)	(0.39)	—	—

Net Asset Value, End of Period	$14.30		$10.87	$18.53	$20.70	$19.13	$20.78

Total Return	31.55	%(b)	(37.97)%	(5.20)%	10.15%	(7.89)%	(10.89)%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.68%	1.63%	1.64%	1.73%	1.75%
Net expenses(c)	1.65%		1.63%	1.58%	1.61%	1.73%	1.75%
Net investment income (loss)(c)	(1.52)%		0.44%	3.47%	3.31%	1.36%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$59,196		$36,590	$75,041	$130,894	$139,379	$179,638
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

29

PROFUNDS VP
Notes to Financial Statements
June 30, 2009
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

30

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2009, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the volume of these open positions relative to each ProFund VP’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

31

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2009 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

32

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified asset plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

33

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
		Assets and		Assets and
Primary Risk Exposure	Fund	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*

Equity Contracts	ProFund VP Bull	Variation margin on	$—	Variation margin on	$27,428
	ProFund VP Small-Cap	futures contracts	10,791	futures contracts	7,144
	ProFund VP Europe 30		—	and unrealized loss	—
				on swap agreements
Interest Rate Contracts	ProFund VP Rising	Securities, at value**	1,815	Variation margin on	1,667,368
	Rates Opportunity			futures contracts and unrealized loss on swap agreements

*
Total Fair Value is presented by Primary Risk Exposure. For swap agreements, such amounts represent the unrealized gain (for asset derivatives) or loss (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

The following is the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Bull	Net realized gains (losses)	$(1,181,468)	$(305,836)
	ProFund VP Small-Cap	on futures contracts and	270,040	(45,924)
	ProFund VP Europe 30	swap agreements/change	21,721	—
		in unrealized appreciation/
		depreciation on investments
Interest Rate Contracts	ProFund VP Rising	Net realized gains (losses)	14,021,480	(2,261,368)
	Rates Opportunity	on investment securities*,
		futures contracts and
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

34

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

The ProFunds VP have adopted the following new accounting standards and position issued by the Financial Accounting Standards Board.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. The ProFunds VP adopted SFAS 161 in the current reporting period, and the required disclosures are included in the Derivative Instruments section of the Note 2 to the Financial Statements.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The ProFunds VP adopted FSP 157-4 in the current reporting period, and the required disclosures are included in Note 3 to the Financial Statements.

35

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

3.	Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedules of Portfolio Investments include additional information regarding the investments for each ProFund VP. The following is a summary of the valuations as of June 30, 2009 for each ProFund VP based upon the three levels defined above:

	Level 1	Level 2	Total

ProFund VP Bull
Investment Securities:
Common Stocks	$51,878,990	$—	$51,878,990
Repurchase Agreements	—	3,072,000	3,072,000

Total Investment Securities	51,878,990	3,072,000	54,950,990

Other Financial Instruments*	(14,025)	(13,403)	(27,428)

Total Investments	$51,864,965	$3,058,597	$54,923,562

ProFund VP Small-Cap
Investment Securities:
Common Stocks	$814,180	$—	$814,180
Repurchase Agreements	—	2,517,000	2,517,000

Total Investment Securities	814,180	2,517,000	3,331,180

Other Financial Instruments*	10,791	(7,144)	3,647

Total Investments	$824,971	$2,509,856	$3,334,827

ProFund VP Europe 30
Investment Securities:
Common Stocks	$36,130,533	$—	$36,130,533
Repurchase Agreements	—	471,000	471,000

Total Investment Securities	$36,130,533	$471,000	$36,601,533

ProFund VP Rising Rates Opportunity
Investment Securities:
U.S. Government Agency Obligations	$—	$9,588,997	$9,588,997
U.S. Treasury Obligations	—	10,350,997	10,350,997
Repurchase Agreements	—	39,076,000	39,076,000
Options Purchased	—	1,815	1,815

Total Investment Securities	—	59,017,809	59,017,809

Other Financial Instruments*	(75,867)	(1,591,501)	(1,667,368)

Total Investments	$(75,867)	$57,426,308	$57,350,441

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain/appreciation or loss/depreciation on the investment.

36

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies, and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $88,500 ($177,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

37

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the repayments that may potentially be made by the ProFunds VP are as follows:

		Expires	Expires
		04/30/12	04/30/13	Total

	ProFund VP Bull	$126,900	$13,395	$140,295
	ProFund VP Small-Cap	1,788	3,920	5,708
	ProFund VP Europe 30	36,510	3,863	40,373
	ProFund VP Rising Rates Opportunity	36,185	5,567	41,752

5.	Securities Transactions

	The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

			Purchases	Sales

	ProFund VP Bull		$44,637,064	$55,544,765
	ProFund VP Small-Cap		5,630,801	6,360,564
	ProFund VP Europe 30		56,162,210	50,197,967

6.	Investment Risks

	Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

	Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

	Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

38

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/15	12/31/16	Total

ProFund VP Bull	$—	$—	$—	$9,291,021	$9,291,021
ProFund VP Rising Rates Opportunity	21,517,216	22,965,205	5,366,257	27,138,192	76,986,870

As of the latest tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	Total

ProFund VP Europe 30	$4,576,404	$5,807,241	$3,450,241	$3,425,937	$17,259,823
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	1,018,870

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$—	$1,550,179	$1,550,179
ProFund VP Small-Cap	1,419,150	4,019,405	5,438,555
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

As of the latest tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$686,731	$—	$—	$(9,291,021)	$(5,144,032)	$(13,748,322)
ProFund VP Small-Cap	—	880,476	—	—	(403,556)	476,920
ProFund VP Europe 30	1,427,460	—	—	(17,259,823)	(8,351,964)	(24,184,327)
ProFund VP Rising Rates Opportunity	291,473	—	—	(78,005,740)	546,735	(77,167,532)

The tax character of current year distributions paid and the tax basis of the current componets of accumulated erarnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

39

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

At June 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$54,728,665	$375,536	$(153,211)	$222,325
ProFund VP Small-Cap	3,301,195	43,800	(13,815)	29,985
ProFund VP Europe 30	41,836,750	—	(5,235,217)	(5,235,217)
ProFund VP Rising Rates Opportunity	59,018,685	—	(876)	(876)

40

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2009 and held for the entire period from January 1, 2009 through June 30, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Bull	$1,000.00	$1,020.60	$8.27	1.65%
ProFund VP Small-Cap	1,000.00	1,014.60	8.94	1.79%
ProFund VP Europe 30	1,000.00	1,071.10	8.47	1.65%
ProFund VP Rising Rates Opportunity	1,000.00	1,315.50	9.47	1.65%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Bull	$1,000.00	$1,016.61	$8.25	1.65%
ProFund VP Small-Cap	1,000.00	1,015.92	8.95	1.79%
ProFund VP Europe 30	1,000.00	1,016.61	8.25	1.65%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.61	8.25	1.65%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

41

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/09

Not just funds, ProFunds® Ultra ProFund VP UltraBull Inverse ProFund VP Bear Non-Equity ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2009

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP UltraBull
10	ProFund VP Bear
14	ProFund VP Rising Rates Opportunity

18	Notes to Financial Statements

29	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six-month period ending June 30, 2009.

U.S. large-cap and small-cap stocks posted double-digit losses from January to late March but recovered their losses by early May and continued to advance to deliver small gains by the end of the period. The S&P 500®, a measure of large-cap U.S. stock performance, gained 3.2%, and the Russell 2000® index of small-cap U.S. stocks rose 2.6% for the period. Industry index returns were mixed. The best-performing sector was technology, gaining 26.6%, while real estate performed the worst, declining 9.6%.1

Non-U.S. equities also rose during the period, gaining 14.0% as measured by the MSCI ACWI ex-U.S. Index. U.S. fixed-income securities advanced 1.9%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Notably, during the reporting period, equity market volatility2 for the S&P 500 declined to 35.0%, substantially lower than the 53.7% for the previous six-month period. The average volatility for all six-month periods from 1928 to 2009 for the S&P 500 was 16.2%.3

The market turmoil has highlighted how important it is that investors understand all of the investment choices they have available to them. In light of this, we have placed increased emphasis on helping investors understand how leveraged and inverse ProFunds perform under various market conditions and will be expanding our investor-education program in the coming months.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

[1]	All investment-performance index figures reflect total return performance.
[2]	As measured by standard deviation.
[3]	Based on earliest available S&P 500 data from Bloomberg beginning January 2, 1928 to June 30, 2009.

i

PROFUNDS VP ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	77%
Futures Contracts	78%
Swap Agreements	45%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Exxon Mobil Corp.	3.3%
Microsoft Corp.	1.7%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.4%
AT&T, Inc.	1.4%

S&P 500 Index - Composition

% of Index

Consumer Non-Cyclical	25%
Energy	13%
Financial	13%
Communications	12%
Technology	12%
Industrial	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stock (76.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,408	$84,621
Abbott Laboratories (Pharmaceuticals)	3,135	147,470
Abercrombie & Fitch Co.—Class A (Retail)	176	4,469
Adobe Systems, Inc.* (Software)	1,056	29,885
Advanced Micro Devices, Inc.* (Semiconductors)	1,133	4,385
Aetna, Inc. (Healthcare-Services)	902	22,595
Affiliated Computer Services, Inc.—Class A* (Computers)	198	8,795
AFLAC, Inc. (Insurance)	946	29,411
Agilent Technologies, Inc.* (Electronics)	693	14,075
Air Products & Chemicals, Inc. (Chemicals)	429	27,709
AK Steel Holding Corp. (Iron/Steel)	220	4,222
Akamai Technologies, Inc.* (Internet)	352	6,751
Alcoa, Inc. (Mining)	1,969	20,340
Allegheny Energy, Inc. (Electric)	341	8,747
Allegheny Technologies, Inc. (Iron/Steel)	198	6,916
Allergan, Inc. (Pharmaceuticals)	627	29,833
Allstate Corp. (Insurance)	1,089	26,572
Altera Corp. (Semiconductors)	594	9,670
Altria Group, Inc. (Agriculture)	4,191	68,690
Amazon.com, Inc.* (Internet)	649	54,295
Ameren Corp. (Electric)	429	10,678
American Electric Power, Inc. (Electric)	968	27,966
American Express Co. (Diversified Financial Services)	2,409	55,985
American International Group, Inc. (Insurance)	5,456	6,329
American Tower Corp.* (Telecommunications)	803	25,319
Ameriprise Financial, Inc. (Diversified Financial Services)	517	12,548
AmerisourceBergen Corp. (Pharmaceuticals)	616	10,928
Amgen, Inc.* (Biotechnology)	2,046	108,315
Amphenol Corp.—Class A (Electronics)	352	11,137
Anadarko Petroleum Corp. (Oil & Gas)	1,012	45,935
Analog Devices, Inc. (Semiconductors)	594	14,719
AON Corp. (Insurance)	561	21,245
Apache Corp. (Oil & Gas)	682	49,206
Apartment Investment and Management Co.—Class A (REIT)	242	2,142
Apollo Group, Inc.—Class A* (Commercial Services)	220	15,646
Apple Computer, Inc.* (Computers)	1,804	256,944
Applied Materials, Inc. (Semiconductors)	2,706	29,685
Archer-Daniels-Midland Co. (Agriculture)	1,298	34,747
Assurant, Inc. (Insurance)	242	5,830
AT&T, Inc. (Telecommunications)	11,957	297,012
Autodesk, Inc.* (Software)	462	8,769
Automatic Data Processing, Inc. (Software)	1,012	35,865
AutoNation, Inc.* (Retail)	220	3,817
AutoZone, Inc.* (Retail)	77	11,635
Avalonbay Communities, Inc. (REIT)	165	9,230
Avery Dennison Corp. (Household Products/Wares)	231	5,932
Avon Products, Inc. (Cosmetics/Personal Care)	869	22,403
Baker Hughes, Inc. (Oil & Gas Services)	627	22,848
Ball Corp. (Packaging & Containers)	187	8,445
Bank of America Corp. (Banks)	16,390	216,348
Bank of New York Mellon Corp. (Banks)	2,420	70,930
Bard (C.R.), Inc. (Healthcare-Products)	198	14,741
Baxter International, Inc. (Healthcare-Products)	1,221	64,664
BB&T Corp. (Banks)	1,309	28,772
Becton, Dickinson & Co. (Healthcare-Products)	484	34,514
Bed Bath & Beyond, Inc.* (Retail)	528	16,236
Bemis Co., Inc. (Packaging & Containers)	198	4,990
Best Buy Co., Inc. (Retail)	693	23,209
Big Lots, Inc.* (Retail)	165	3,470
Biogen Idec, Inc.* (Biotechnology)	583	26,322
BJ Services Co. (Oil & Gas Services)	594	8,096
Black & Decker Corp. (Hand/Machine Tools)	121	3,468
BMC Software, Inc.* (Software)	374	12,637
Boeing Co. (Aerospace/Defense)	1,474	62,645
Boston Properties, Inc. (REIT)	286	13,642
Boston Scientific Corp.* (Healthcare-Products)	3,047	30,897
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,015	81,545
Broadcom Corp.—Class A* (Semiconductors)	869	21,543
Brown-Forman Corp. (Beverages)	198	8,510
Burlington Northern Santa Fe Corp. (Transportation)	561	41,256
C.H. Robinson Worldwide, Inc. (Transportation)	341	17,783
CA, Inc. (Software)	803	13,996
Cabot Oil & Gas Corp. (Oil & Gas)	209	6,404
Cameron International Corp.* (Oil & Gas Services)	440	12,452
Campbell Soup Co. (Food)	407	11,974
See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Capital One Financial Corp. (Diversified Financial Services)	913	$19,976
Cardinal Health, Inc. (Pharmaceuticals)	726	22,179
Carnival Corp.—Class A (Leisure Time)	891	22,961
Caterpillar, Inc. (Machinery-Construction & Mining)	1,221	40,342
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	484	4,530
CBS Corp.—Class B (Media)	1,375	9,515
Celgene Corp.* (Biotechnology)	935	44,730
CenterPoint Energy, Inc. (Electric)	704	7,800
Centex Corp. (Home Builders)	253	2,140
CenturyTel, Inc. (Telecommunications)	638	19,587
Cephalon, Inc.* (Pharmaceuticals)	154	8,724
CF Industries Holdings, Inc. (Chemicals)	99	7,340
Chesapeake Energy Corp. (Oil & Gas)	1,144	22,686
ChevronTexaco Corp. (Oil & Gas)	4,059	268,909
Chubb Corp. (Insurance)	715	28,514
Ciena Corp.* (Telecommunications)	187	1,935
CIGNA Corp. (Insurance)	550	13,249
Cincinnati Financial Corp. (Insurance)	330	7,376
Cintas Corp. (Textiles)	264	6,030
Cisco Systems, Inc.* (Telecommunications)	11,682	217,752
CIT Group, Inc. (Diversified Financial Services)	792	1,703
Citigroup, Inc. (Diversified Financial Services)	11,165	33,160
Citrix Systems, Inc.* (Software)	363	11,576
Clorox Co. (Household Products/Wares)	286	15,967
CME Group, Inc. (Diversified Financial Services)	132	41,067
CMS Energy Corp. (Electric)	462	5,581
Coach, Inc. (Apparel)	638	17,149
Coca-Cola Co. (Beverages)	4,037	193,736
Coca-Cola Enterprises, Inc. (Beverages)	638	10,623
Cognizant Technology Solutions Corp.* (Computers)	594	15,860
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,012	71,589
Comcast Corp.—Special Class A (Media)	5,841	84,636
Comerica, Inc. (Banks)	308	6,514
Computer Sciences Corp.* (Computers)	308	13,644
Compuware Corp.* (Software)	495	3,396
ConAgra Foods, Inc. (Food)	902	17,192
ConocoPhillips (Oil & Gas)	3,003	126,306
CONSOL Energy, Inc. (Coal)	363	12,327
Consolidated Edison, Inc. (Electric)	561	20,993
Constellation Brands, Inc.* (Beverages)	396	5,021
Constellation Energy Group, Inc. (Electric)	407	10,818
Convergys Corp.* (Commercial Services)	253	2,348
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	341	10,588
Corning, Inc. (Telecommunications)	3,146	50,525
Costco Wholesale Corp. (Retail)	880	40,216
Coventry Health Care, Inc.* (Healthcare-Services)	297	5,557
CSX Corp. (Transportation)	792	27,427
Cummins, Inc. (Machinery-Diversified)	407	14,330
CVS Corp. (Retail)	2,948	93,953
D.R. Horton, Inc. (Home Builders)	561	5,251
Danaher Corp. (Miscellaneous Manufacturing)	517	31,920
Darden Restaurants, Inc. (Retail)	275	9,070
DaVita, Inc.* (Healthcare-Services)	209	10,337
Dean Foods Co.* (Food)	363	6,966
Deere & Co. (Machinery-Diversified)	858	34,277
Dell, Inc.* (Computers)	3,520	48,330
Denbury Resources, Inc.* (Oil & Gas)	506	7,453
DENTSPLY International, Inc. (Healthcare-Products)	297	9,064
Devon Energy Corp. (Oil & Gas)	902	49,159
DeVry, Inc. (Commercial Services)	121	6,055
Diamond Offshore Drilling, Inc. (Oil & Gas)	143	11,876
DIRECTV Group, Inc.* (Media)	1,067	26,366
Discover Financial Services (Diversified Financial Services)	979	10,054
Dominion Resources, Inc. (Electric)	1,199	40,071
Dover Corp. (Miscellaneous Manufacturing)	374	12,376
Dr. Pepper Snapple Group, Inc.* (Beverages)	517	10,955
DTE Energy Co. (Electric)	330	10,560
Duke Energy Corp. (Electric)	2,607	38,036
Dun & Bradstreet Corp. (Software)	110	8,933
Dynegy, Inc.—Class A* (Electric)	1,023	2,322
E* TRADE Financial Corp.* (Diversified Financial Services)	1,155	1,478
E.I. du Pont de Nemours & Co. (Chemicals)	1,826	46,782
Eastman Chemical Co. (Chemicals)	143	5,420
Eastman Kodak Co. (Miscellaneous Manufacturing)	539	1,595
Eaton Corp. (Miscellaneous Manufacturing)	341	15,212
eBay, Inc.* (Internet)	2,189	37,498
Ecolab, Inc. (Chemicals)	341	13,296
Edison International (Electric)	660	20,764
El Paso Corp. (Pipelines)	1,419	13,097
Electronic Arts, Inc.* (Software)	649	14,096
Eli Lilly & Co. (Pharmaceuticals)	2,046	70,873
EMC Corp.* (Computers)	4,081	53,461
Emerson Electric Co. (Electrical Components & Equipment)	1,518	49,183
Ensco International, Inc. (Oil & Gas)	286	9,973
Entergy Corp. (Electric)	396	30,698
EOG Resources, Inc. (Oil & Gas)	506	34,368
EQT Corp. (Oil & Gas)	264	9,216
Equifax, Inc. (Commercial Services)	253	6,603
Equity Residential Properties Trust (REIT)	550	12,226
Exelon Corp. (Electric)	1,331	68,161
Expedia, Inc.* (Internet)	429	6,482
Expeditors International of Washington, Inc. (Transportation)	429	14,303
Express Scripts, Inc.* (Pharmaceuticals)	550	37,812
Exxon Mobil Corp. (Oil & Gas)	9,889	691,340
Family Dollar Stores, Inc. (Retail)	286	8,094
Fastenal Co. (Distribution/Wholesale)	264	8,757
Federated Investors, Inc.—Class B (Diversified Financial Services)	176	4,240
FedEx Corp. (Transportation)	627	34,874
Fidelity National Information Services, Inc. (Software)	385	7,685
Fifth Third Bancorp (Banks)	1,485	10,544
First Horizon National Corp.* (Banks)	445	5,340
FirstEnergy Corp. (Electric)	616	23,870
Fiserv, Inc.* (Software)	319	14,578
FLIR Systems, Inc.* (Electronics)	308	6,948
Flowserve Corp. (Machinery-Diversified)	110	7,679
Fluor Corp. (Engineering & Construction)	363	18,618
FMC Technologies, Inc.* (Oil & Gas Services)	253	9,508
Ford Motor Co.* (Auto Manufacturers)	6,523	39,595
Forest Laboratories, Inc.* (Pharmaceuticals)	616	15,468
Fortune Brands, Inc. (Household Products/Wares)	308	10,700
FPL Group, Inc. (Electric)	836	47,535
Franklin Resources, Inc. (Diversified Financial Services)	308	22,179
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	836	41,892
Frontier Communications Corp. (Telecommunications)	638	4,555
GameStop Corp.—Class A* (Retail)	330	7,263
Gannett Co., Inc. (Media)	473	1,689
General Dynamics Corp. (Aerospace/Defense)	781	43,260
General Electric Co. (Miscellaneous Manufacturing)	21,461	251,523
General Mills, Inc. (Food)	671	37,589
Genuine Parts Co. (Distribution/Wholesale)	319	10,706

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Genworth Financial, Inc.—Class A (Diversified Financial Services)	880	$6,151
Genzyme Corp.* (Biotechnology)	550	30,618
Gilead Sciences, Inc.* (Pharmaceuticals)	1,837	86,045
Goodrich Corp. (Aerospace/Defense)	253	12,642
Google, Inc.—Class A* (Internet)	484	204,050
H & R Block, Inc. (Commercial Services)	693	11,940
Halliburton Co. (Oil & Gas Services)	1,815	37,570
Harley-Davidson, Inc. (Leisure Time)	473	7,667
Harman International Industries, Inc. (Home Furnishings)	121	2,275
Harris Corp. (Telecommunications)	264	7,487
Hartford Financial Services Group, Inc. (Insurance)	660	7,834
Hasbro, Inc. (Toys/Games/Hobbies)	253	6,133
HCP, Inc. (REIT)	550	11,655
Health Care REIT, Inc. (REIT)	220	7,502
Heinz (H.J.) Co. (Food)	638	22,777
Hess Corp. (Oil & Gas)	572	30,745
Hewlett-Packard Co. (Computers)	4,840	187,066
Home Depot, Inc. (Retail)	3,432	81,098
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,507	47,320
Hormel Foods Corp. (Food)	143	4,939
Hospira, Inc.* (Pharmaceuticals)	330	12,712
Host Marriott Corp. (REIT)	1,221	10,244
Hudson City Bancorp, Inc. (Savings & Loans)	1,056	14,034
Humana, Inc.* (Healthcare-Services)	341	11,001
Huntington Bancshares, Inc. (Banks)	1,100	4,598
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	781	29,163
IMS Health, Inc. (Software)	363	4,610
Integrys Energy Group, Inc. (Electric)	154	4,618
Intel Corp. (Semiconductors)	11,319	187,329
Intercontinental Exchange, Inc.* (Diversified Financial Services)	143	16,336
International Business Machines Corp. (Computers)	2,673	279,115
International Flavors & Fragrances, Inc. (Chemicals)	154	5,039
International Game Technology (Entertainment)	605	9,620
International Paper Co. (Forest Products & Paper)	880	13,314
Interpublic Group of Cos., Inc.* (Advertising)	968	4,888
Intuit, Inc.* (Software)	660	18,586
Intuitive Surgical, Inc.* (Healthcare-Products)	77	12,602
Invesco, Ltd. (Diversified Financial Services)	836	14,898
Iron Mountain, Inc.* (Commercial Services)	363	10,436
ITT Industries, Inc. (Miscellaneous Manufacturing)	374	16,643
J.C. Penney Co., Inc. (Retail)	451	12,948
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,909	269,776
Jabil Circuit, Inc. (Electronics)	429	3,183
Jacobs Engineering Group, Inc.* (Engineering & Construction)	253	10,649
Janus Capital Group, Inc. (Diversified Financial Services)	330	3,762
JDS Uniphase Corp.* (Telecommunications)	451	2,580
JM Smucker Co. (Food)	242	11,776
Johnson & Johnson (Healthcare-Products)	5,588	317,398
Johnson Controls, Inc. (Auto Parts & Equipment)	1,199	26,042
Juniper Networks, Inc.* (Telecommunications)	1,056	24,922
KB Home (Home Builders)	154	2,107
Kellogg Co. (Food)	517	24,077
KeyCorp (Banks)	1,430	7,493
Kimberly-Clark Corp. (Household Products/Wares)	836	43,831
Kimco Realty Corp. (REIT)	660	6,633
King Pharmaceuticals, Inc.* (Pharmaceuticals)	506	4,873
KLA—Tencor Corp. (Semiconductors)	341	8,610
Kohls Corp.* (Retail)	616	26,334
Kraft Foods, Inc. (Food)	2,981	75,539
Kroger Co. (Food)	1,320	29,106
L-3 Communications Holdings, Inc. (Aerospace/Defense)	231	16,027
Laboratory Corp. of America Holdings* (Healthcare-Services)	220	14,914
Legg Mason, Inc. (Diversified Financial Services)	286	6,973
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	319	4,858
Lennar Corp.—Class A (Home Builders)	286	2,771
Leucadia National Corp.* (Holding Companies-Diversified)	363	7,656
Lexmark International, Inc.—Class A* (Computers)	154	2,441
Life Technologies Corp.* (Biotechnology)	352	14,685
Limited, Inc. (Retail)	550	6,584
Lincoln National Corp. (Insurance)	605	10,412
Linear Technology Corp. (Semiconductors)	451	10,531
Lockheed Martin Corp. (Aerospace/Defense)	660	53,229
Loews Corp. (Insurance)	737	20,194
Lorillard, Inc. (Agriculture)	341	23,110
Lowe’s Cos., Inc. (Retail)	2,992	58,075
LSI Logic Corp.* (Semiconductors)	1,320	6,019
M & T Bank Corp. (Banks)	165	8,403
Macy’s, Inc. (Retail)	847	9,961
Manitowoc Co. (Machinery-Diversified)	264	1,389
Marathon Oil Corp. (Oil & Gas)	1,430	43,086
Marriott International, Inc.—Class A (Lodging)	596	13,154
Marsh & McLennan Cos., Inc. (Insurance)	1,056	21,257
Marshall & Ilsley Corp. (Banks)	715	3,432
Masco Corp. (Building Materials)	726	6,955
Massey Energy Co. (Coal)	176	3,439
MasterCard, Inc.—Class A (Software)	143	23,925
Mattel, Inc. (Toys/Games/Hobbies)	726	11,652
MBIA, Inc.* (Insurance)	341	1,477
McAfee, Inc.* (Internet)	319	13,459
McCormick & Co., Inc. (Food)	264	8,588
McDonald’s Corp. (Retail)	2,233	128,375
McGraw-Hill Cos., Inc. (Media)	638	19,210
McKesson Corp. (Commercial Services)	550	24,200
MeadWestvaco Corp. (Forest Products & Paper)	352	5,776
Medco Health Solutions, Inc.* (Pharmaceuticals)	979	44,652
Medtronic, Inc. (Healthcare-Products)	2,266	79,061
MEMC Electronic Materials, Inc.* (Semiconductors)	451	8,032
Merck & Co., Inc. (Pharmaceuticals)	4,268	119,333
Meredith Corp. (Media)	77	1,967
MetLife, Inc. (Insurance)	1,661	49,847
MetroPCS Communications, Inc.* (Telecommunications)	506	6,735
Microchip Technology, Inc. (Semiconductors)	374	8,434
Micron Technology, Inc.* (Semiconductors)	1,716	8,683
Microsoft Corp. (Software)	15,510	368,673
Millipore Corp.* (Biotechnology)	110	7,723
Molex, Inc. (Electrical Components & Equipment)	286	4,447
Molson Coors Brewing Co.—Class B (Beverages)	297	12,572
Monsanto Co. (Agriculture)	1,111	82,592
Monster Worldwide, Inc.* (Internet)	253	2,988
Moody’s Corp. (Commercial Services)	385	10,145
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,739	78,089
Motorola, Inc. (Telecommunications)	4,642	30,776
Murphy Oil Corp. (Oil & Gas)	385	20,913
Mylan Laboratories, Inc.* (Pharmaceuticals)	616	8,039
Nabors Industries, Ltd.* (Oil & Gas)	572	8,912
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	275	5,860
National Semiconductor Corp. (Semiconductors)	396	4,970
National-Oilwell Varco, Inc.* (Oil & Gas Services)	847	27,663
NetApp, Inc.* (Computers)	671	13,232

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Newell Rubbermaid, Inc. (Housewares)	561	$5,840
Newmont Mining Corp. (Mining)	990	40,461
News Corp.—Class A (Media)	4,664	42,489
Nicor, Inc. (Gas)	88	3,047
NIKE, Inc.—Class B (Apparel)	781	40,440
NiSource, Inc. (Electric)	561	6,541
Noble Energy, Inc. (Oil & Gas)	352	20,757
Nordstrom, Inc. (Retail)	319	6,345
Norfolk Southern Corp. (Transportation)	748	28,177
Northeast Utilities System (Electric)	352	7,853
Northern Trust Corp. (Banks)	484	25,981
Northrop Grumman Corp. (Aerospace/Defense)	660	30,149
Novell, Inc.* (Software)	704	3,189
Novellus Systems, Inc.* (Semiconductors)	198	3,307
Nucor Corp. (Iron/Steel)	638	28,346
NVIDIA Corp.* (Semiconductors)	1,111	12,543
NYSE Euronext (Diversified Financial Services)	528	14,388
O’Reilly Automotive, Inc.* (Retail)	275	10,472
Occidental Petroleum Corp. (Oil & Gas)	1,639	107,863
Office Depot, Inc.* (Retail)	561	2,558
Omnicom Group, Inc. (Advertising)	627	19,801
Oracle Corp. (Software)	7,678	164,463
Owens-Illinois, Inc.* (Packaging & Containers)	341	9,551
PACCAR, Inc. (Auto Manufacturers)	737	23,960
Pactiv Corp.* (Packaging & Containers)	264	5,737
Pall Corp. (Miscellaneous Manufacturing)	242	6,428
Parker Hannifin Corp. (Miscellaneous Manufacturing)	330	14,177
Patterson Cos., Inc.* (Healthcare-Products)	187	4,058
Paychex, Inc. (Commercial Services)	649	16,355
Peabody Energy Corp. (Coal)	539	16,256
People’s United Financial, Inc. (Banks)	704	10,588
Pepco Holdings, Inc. (Electric)	451	6,061
PepsiCo, Inc. (Beverages)	3,157	173,509
PerkinElmer, Inc. (Electronics)	231	4,019
Pfizer, Inc. (Pharmaceuticals)	13,673	205,095
PG & E Corp. (Electric)	748	28,753
Philip Morris International, Inc. (Commercial Services)	3,971	173,215
Pinnacle West Capital Corp. (Electric)	209	6,301
Pioneer Natural Resources Co. (Oil & Gas)	231	5,891
Pitney Bowes, Inc. (Office/Business Equipment)	418	9,167
Plum Creek Timber Co., Inc. (Forest Products & Paper)	330	9,827
PNC Financial Services Group (Banks)	935	36,287
Polo Ralph Lauren Corp. (Apparel)	110	5,889
PPG Industries, Inc. (Chemicals)	330	14,487
PPL Corp. (Electric)	759	25,017
Praxair, Inc. (Chemicals)	627	44,561
Precision Castparts Corp. (Metal Fabricate/Hardware)	286	20,887
Principal Financial Group, Inc. (Insurance)	627	11,813
Procter & Gamble Co. (Cosmetics/Personal Care)	5,907	301,848
Progress Energy, Inc. (Electric)	561	21,223
Progressive Corp.* (Insurance)	1,375	20,776
ProLogis (REIT)	902	7,270
Prudential Financial, Inc. (Insurance)	935	34,801
Public Service Enterprise Group, Inc. (Electric)	1,023	33,380
Public Storage, Inc. (REIT)	253	16,566
Pulte Homes, Inc. (Home Builders)	440	3,885
QLogic Corp.* (Semiconductors)	242	3,069
Qualcomm, Inc. (Telecommunications)	3,355	151,646
Quanta Services, Inc.* (Commercial Services)	385	8,905
Quest Diagnostics, Inc. (Healthcare-Services)	308	17,380
Questar Corp. (Pipelines)	352	10,951
Qwest Communications International, Inc. (Telecommunications)	3,003	12,462
R.R. Donnelley & Sons Co. (Commercial Services)	418	4,857
RadioShack Corp. (Retail)	253	3,532
Range Resources Corp. (Oil & Gas)	319	13,210
Raytheon Co. (Aerospace/Defense)	803	35,677
Regions Financial Corp. (Banks)	2,343	9,466
Republic Services, Inc. (Environmental Control)	649	15,842
Reynolds American, Inc. (Agriculture)	341	13,169
Robert Half International, Inc. (Commercial Services)	308	7,275
Rockwell Collins, Inc. (Aerospace/Defense)	319	13,312
Rockwell International Corp. (Machinery-Diversified)	286	9,186
Rowan Cos., Inc. (Oil & Gas)	231	4,463
Ryder System, Inc. (Transportation)	110	3,071
Safeway, Inc. (Food)	858	17,477
Salesforce. com, Inc.* (Software)	220	8,397
SanDisk Corp.* (Computers)	462	6,787
Sara Lee Corp. (Food)	1,408	13,742
SCANA Corp. (Electric)	242	7,858
Schering-Plough Corp. (Pharmaceuticals)	3,300	82,896
Schlumberger, Ltd. (Oil & Gas Services)	2,420	130,946
Scripps Networks Interactive—Class A (Entertainment)	187	5,204
Sealed Air Corp. (Packaging & Containers)	319	5,886
Sears Holdings Corp.* (Retail)	110	7,317
Sempra Energy (Gas)	495	24,567
Sherwin-Williams Co. (Chemicals)	198	10,643
Sigma-Aldrich Corp. (Chemicals)	242	11,994
Simon Property Group, Inc. (REIT)	561	28,852
SLM Corp.* (Diversified Financial Services)	946	9,715
Smith International, Inc. (Oil & Gas Services)	440	11,330
Snap-on, Inc. (Hand/Machine Tools)	121	3,478
Southern Co. (Electric)	1,584	49,357
Southwest Airlines Co. (Airlines)	1,496	10,068
Southwestern Energy Co.* (Oil & Gas)	693	26,923
Spectra Energy Corp. (Pipelines)	1,309	22,148
Sprint Nextel Corp.* (Telecommunications)	5,819	27,989
St. Jude Medical, Inc.* (Healthcare-Products)	704	28,934
Staples, Inc. (Retail)	1,452	29,287
Starbucks Corp.* (Retail)	1,496	20,779
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	374	8,303
State Street Corp. (Banks)	1,001	47,247
Stericycle, Inc.* (Environmental Control)	176	9,069
Stryker Corp. (Healthcare-Products)	484	19,234
Sun Microsystems, Inc.* (Computers)	1,507	13,895
Sunoco, Inc. (Oil & Gas)	242	5,614
SunTrust Banks, Inc. (Banks)	946	15,562
SuperValu, Inc. (Food)	429	5,556
Symantec Corp.* (Internet)	1,661	25,845
Sysco Corp. (Food)	1,199	26,954
T. Rowe Price Group, Inc. (Diversified Financial Services)	517	21,543
Target Corp. (Retail)	1,529	60,350
TECO Energy, Inc. (Electric)	429	5,118
Tellabs, Inc.* (Telecommunications)	803	4,601
Tenet Healthcare Corp.* (Healthcare-Services)	847	2,389
Teradata Corp.* (Computers)	352	8,247
Teradyne, Inc.* (Semiconductors)	352	2,415
Tesoro Petroleum Corp. (Oil & Gas)	275	3,501
Texas Instruments, Inc. (Semiconductors)	2,585	55,060
Textron, Inc. (Miscellaneous Manufacturing)	550	5,313
The AES Corp.* (Electric)	1,353	15,708
The Charles Schwab Corp. (Diversified Financial Services)	1,903	33,379
The Dow Chemical Co. (Chemicals)	2,178	35,153

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	231	$7,547
The Gap, Inc. (Retail)	935	15,334
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,023	150,831
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	495	5,574
The Hershey Co. (Food)	341	12,276
The New York Times Co.—Class A (Media)	231	1,273
The Pepsi Bottling Group, Inc. (Beverages)	275	9,306
The Stanley Works (Hand/Machine Tools)	165	5,584
The Travelers Companies, Inc. (Insurance)	1,188	48,756
The Williams Cos., Inc. (Pipelines)	1,177	18,373
Thermo Electron Corp.* (Electronics)	847	34,532
Tiffany & Co. (Retail)	253	6,416
Time Warner Cable, Inc. (Media)	715	22,644
Time Warner, Inc. (Media)	2,420	60,960
Titanium Metals Corp. (Mining)	176	1,617
TJX Cos., Inc. (Retail)	836	26,301
Torchmark Corp. (Insurance)	165	6,112
Total System Services, Inc. (Software)	396	5,302
Tyson Foods, Inc.—Class A (Food)	616	7,768
U.S. Bancorp (Banks)	3,850	68,992
Union Pacific Corp. (Transportation)	1,023	53,257
United Parcel Service, Inc.—Class B (Transportation)	2,013	100,630
United States Steel Corp. (Iron/Steel)	286	10,222
United Technologies Corp. (Aerospace/Defense)	1,914	99,451
UnitedHealth Group, Inc. (Healthcare-Services)	2,409	60,177
UnumProvident Corp. (Insurance)	671	10,642
V.F. Corp. (Apparel)	176	9,742
Valero Energy Corp. (Oil & Gas)	1,122	18,951
Varian Medical Systems, Inc.* (Healthcare-Products)	253	8,890
Ventas, Inc. (REIT)	319	9,525
VeriSign, Inc.* (Internet)	396	7,318
Verizon Communications, Inc. (Telecommunications)	5,753	176,790
Viacom, Inc.—Class B* (Media)	1,232	27,966
Vornado Realty Trust (REIT)	319	14,365
Vulcan Materials Co. (Building Materials)	242	10,430
W.W. Grainger, Inc. (Distribution/Wholesale)	121	9,907
Wal-Mart Stores, Inc. (Retail)	4,521	218,997
Walgreen Co. (Retail)	2,013	59,182
Walt Disney Co. (Media)	3,762	87,767
Washington Post Co.—Class B (Media)	11	3,874
Waste Management, Inc. (Environmental Control)	1,001	28,188
Waters Corp.* (Electronics)	198	10,191
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	209	7,035
WellPoint, Inc.* (Healthcare-Services)	979	49,821
Wells Fargo & Co. (Banks)	9,438	228,966
Western Digital Corp.* (Computers)	451	11,951
Western Union Co. (Commercial Services)	1,419	23,272
Weyerhaeuser Co. (Forest Products & Paper)	429	13,054
Whirlpool Corp. (Home Furnishings)	154	6,554
Whole Foods Market, Inc. (Food)	286	5,428
Windstream Corp. (Telecommunications)	880	7,357
Wisconsin Energy Corp. (Electric)	242	9,852
Wyeth (Pharmaceuticals)	2,706	122,825
Wyndham Worldwide Corp. (Lodging)	363	4,400
Wynn Resorts, Ltd.* (Lodging)	132	4,660
Xcel Energy, Inc. (Electric)	924	17,011
Xerox Corp. (Office/Business Equipment)	1,749	11,334
Xilinx, Inc. (Semiconductors)	561	11,478
XL Capital, Ltd.—Class A (Insurance)	693	7,942
XTO Energy, Inc. (Oil & Gas)	1,177	44,891
Yahoo!, Inc.* (Internet)	2,827	44,271
YUM! Brands, Inc. (Retail)	935	31,173
Zimmer Holdings, Inc.* (Healthcare-Products)	440	18,744
Zions Bancorp (Banks)	231	2,670

TOTAL COMMON STOCKS
(Cost $13,908,805)		16,304,783

Repurchase Agreements (7.9%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $610,000 (Collateralized by $607,200 U.S. Treasury Notes, 3.75%, 11/15/18, market value $622,347)	$610,000	610,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $177,000 (Collateralized by $185,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $186,349)	177,000	177,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $873,000 (Collateralized by $832,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $891,547)	873,000	873,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,000 (Collateralized by $9,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $9,103)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,667,000)		1,667,000

TOTAL INVESTMENT SECURITIES
(Cost $15,575,805)—84.8%		17,971,783
Net other assets (liabilities)—15.2%		3,215,765

NET ASSETS—100.0%		$21,187,548

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $1,300,000.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $15,938,400)	348	$(33,480)
S&P 500 Futures Contract expiring 9/17/09 (Underlying notional amount at value $687,000)	3	(15,389)

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$3,091,787	$(26,413)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	6,346,487	(38,104)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	3.7%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.1%
Chemicals	1.1%
Coal	0.2%
Commercial Services	1.5%
Computers	4.4%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.2%
Diversified Financial Services	4.2%
Electric	2.8%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.1%
Healthcare-Services	1.0%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.7%
Internet	1.9%
Iron/Steel	0.2%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	2.6%
Office/Business Equipment	0.1%
Oil & Gas	7.9%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.3%
Pipelines	0.4%
REIT	0.8%
Real Estate	NM
Retail	4.8%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	3.5%
Telecommunications	4.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	23.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$15,575,805

Securities, at value	16,304,783
Repurchase agreements, at value	1,667,000

Total Investment Securities, at value	17,971,783
Cash	1,312
Segregated cash balances with brokers for futures contracts	1,525,921
Dividends and interest receivable	15,560
Receivable for capital shares issued	6,036,365
Receivable for investments sold	21,086
Prepaid expenses	137

Total Assets	25,572,164

Liabilities:
Payable for investments purchased	2,993,189
Payable for capital shares redeemed	1,194,172
Unrealized loss on swap agreements	64,517
Variation margin on futures contracts	88,194
Advisory fees payable	10,805
Management services fees payable	1,441
Administration fees payable	623
Administrative services fees payable	5,666
Distribution fees payable	5,325
Trustee fees payable	1
Transfer agency fees payable	992
Fund accounting fees payable	1,253
Compliance services fees payable	474
Other accrued expenses	17,964

Total Liabilities	4,384,616

Net Assets	$21,187,548

Net Assets consist of:
Capital	$62,677,832
Accumulated net investment income (loss)	234,546
Accumulated net realized gains (losses) on investments	(44,007,422)
Net unrealized appreciation (depreciation) on investments	2,282,592

Net Assets	$21,187,548

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,181,598

Net Asset Value (offering and redemption price per share)	$6.66

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$162,395
Interest	3,891

Total Investment Income	166,286

Expenses:
Advisory fees	71,839
Management services fees	9,579
Administration fees	4,374
Transfer agency fees	6,795
Administrative services fees	30,877
Distribution fees	23,946
Custody fees	6,519
Fund accounting fees	11,051
Trustee fees	110
Compliance services fees	273
Other fees	10,511

Total Gross Expenses before reductions	175,874
Less Expenses reduced by the Advisor	(18,215)

Total Net Expenses	157,659

Net Investment Income (Loss)	8,627

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(837,417)
Net realized gains (losses) on futures contracts	(636,519)
Net realized gains (losses) on swap agreements	(166,873)
Change in net unrealized appreciation/depreciation on investments	(1,129,714)

Net Realized and Unrealized Gains (Losses) on Investments	(2,770,523)

Change in Net Assets Resulting from Operations	$(2,761,896)

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$8,627	$225,919
Net realized gains (losses) on investments	(1,640,809)	(15,320,833)
Change in net unrealized appreciation/depreciation on investments	(1,129,714)	(12,070,133)

Change in net assets resulting from operations	(2,761,896)	(27,165,047)

Distributions to Shareholders From:
Net investment income	—	(570,814)

Change in net assets resulting from distributions	—	(570,814)

Capital Transactions:
Proceeds from shares issued	113,210,827	428,601,582
Dividends reinvested	—	518,128
Value of shares redeemed	(141,544,456)	(411,011,467)

Change in net assets resulting from capital transactions	(28,333,629)	18,108,243

Change in net assets	(31,095,525)	(9,627,618)
Net Assets:
Beginning of period	52,283,073	61,910,691

End of period	$21,187,548	$52,283,073

Accumulated net investment income (loss)	$234,546	$225,919

Share Transactions:
Issued	19,478,952	35,377,210
Reinvested	—	36,851
Redeemed	(24,077,864)	(30,576,396)

Change in shares	(4,598,912)	4,837,665

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$6.72		$21.04	$23.84	$20.65	$22.84	$22.19

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.09	0.21	0.16	0.05	0.02
Net realized and unrealized gains (losses) on investments	(0.06)		(14.12)	0.12	4.40	0.49	3.55

Total income (loss) from investment activities	(0.06)		(14.03)	0.33	4.56	0.54	3.57

Distributions to Shareholders From:
Net investment income	—		(0.29)	(0.18)	(0.09)	(0.02)	—
Net realized gains on investments	—		—	(2.95)	(1.28)	(2.71)	(2.92)

Total distributions	—		(0.29)	(3.13)	(1.37)	(2.73)	(2.92)

Net Asset Value, End of Period	$6.66		$6.72	$21.04	$23.84	$20.65	$22.84

Total Return	(0.89	)%(c)	(67.40)%	0.85%	23.06%	2.61%	17.18%

Ratios to Average Net Assets:
Gross expenses(d)	1.84%		1.81%	1.68%	1.75%	1.88%	1.89%
Net expenses(d)	1.65%		1.63%	1.63%	1.72%	1.88%	1.89%
Net investment income (loss)(d)	0.09%		0.67%	0.88%	0.74%	0.24%	0.11%

Supplemental Data:
Net assets, end of period (000’s)	$21,188		$52,283	$61,911	$70,430	$51,738	$96,514
Portfolio turnover rate(e)	105	%(c)	909%	916%	1,411%	681%	830%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(4)%
Swap Agreements	(96)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM    Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	25%
Energy	13%
Financial	13%
Communications	12%
Technology	12%
Industrial	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (17.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$15,789,000	$15,788,996

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,788,996)		15,788,996

U.S. Treasury Obligations (16.4%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	15,081,000	15,080,996

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,080,996)		15,080,996

Repurchase Agreements (67.2%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,670,000 (Collateralized by $15,594,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $15,983,617)	15,670,000	15,670,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,304,009 (Collateralized by $15,505,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $15,618,079)	15,304,000	15,304,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,888,004 (Collateralized by $15,125,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $16,207,509)	15,888,000	15,888,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,164,004 (Collateralized by $15,409,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $15,469,191)	15,164,000	15,164,000

TOTAL REPURCHASE AGREEMENTS
(Cost $62,026,000)		62,026,000

Options Purchased(NM)
	Contracts

S&P 500 Futures Call Option, exercise @ 1300, expiring 7/17/09	100	337

TOTAL OPTIONS PURCHASED
(Cost $1,474)		337

TOTAL INVESTMENT SECURITIES
(Cost $92,897,466)—100.7%		92,896,329
Net other assets (liabilities)—(0.7)%		(658,389)

NET ASSETS—100.0%		$92,237,940

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $16,460,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $2,839,600)	62	$(79,165)
S&P 500 Futures Contract expiring 9/17/09 (Underlying notional amount at value $1,145,000)	5	25,603

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$(5,971,516)	$50,856
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	(82,715,294)	705,484

See accompanying notes to the financial statements.

10

PROFUNDS VP
ProFund VP Bear
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$92,897,466

Securities, at value	30,870,329
Repurchase agreements, at value	62,026,000

Total Investment Securities, at value	92,896,329
Cash	312
Segregated cash balances with brokers for futures contracts	476,670
Interest receivable	17
Unrealized gain on swap agreements	756,340
Receivable for capital shares issued	10,434
Variation margin on futures contracts	30,450
Prepaid expenses	631

Total Assets	94,171,183

Liabilities:
Payable for capital shares redeemed	1,780,274
Advisory fees payable	48,046
Management services fees payable	6,406
Administration fees payable	2,741
Administrative services fees payable	25,169
Distribution fees payable	19,470
Trustee fees payable	4
Transfer agency fees payable	4,361
Fund accounting fees payable	5,512
Compliance services fees payable	1,731
Other accrued expenses	39,529

Total Liabilities	1,933,243

Net Assets	$92,237,940

Net Assets consist of:
Capital	$127,775,701
Accumulated net investment income (loss)	(429,876)
Accumulated net realized gains (losses) on investments	(35,809,526)
Net unrealized appreciation (depreciation) on investments	701,641

Net Assets	$92,237,940

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,961,128

Net Asset Value (offering and redemption price per share)	$31.15

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$48,761

Expenses:
Advisory fees	288,238
Management services fees	38,432
Administration fees	16,059
Transfer agency fees	24,982
Administrative services fees	127,886
Distribution fees	96,079
Custody fees	3,356
Fund accounting fees	32,460
Trustee fees	531
Compliance services fees	565
Other fees	46,298

Total Gross Expenses before reductions	674,886
Less Expenses reduced by the Advisor	(41,075)

Total Net Expenses	633,811

Net Investment Income (Loss)	(585,050)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,962)
Net realized gains (losses) on futures contracts	(1,946,095)
Net realized gains (losses) on swap agreements	(11,023,148)
Change in net unrealized appreciation/depreciation on investments	2,619,751

Net Realized and Unrealized Gains (Losses) on Investments	(10,354,454)

Change in Net Assets Resulting from Operations	$(10,939,504)

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(585,050)	$155,174
Net realized gains (losses) on investments	(12,974,205)	32,021,053
Change in net unrealized appreciation/depreciation on investments	2,619,751	(2,195,396)

Change in net assets resulting from operations	(10,939,504)	29,980,831

Distributions to Shareholders From:
Net investment income	—	(1,380,886)

Change in net assets resulting from distributions	—	(1,380,886)

Capital Transactions:
Proceeds from shares issued	297,905,725	801,831,389
Dividends reinvested	—	1,380,886
Value of shares redeemed	(247,692,937)	(809,084,472)

Change in net assets resulting from capital transactions	50,212,788	(5,872,197)

Change in net assets	39,273,284	22,727,748
Net Assets:
Beginning of period	52,964,656	30,236,908

End of period	$92,237,940	$52,964,656

Accumulated net investment income (loss)	$(429,876)	$155,174

Share Transactions:
Issued	8,380,361	27,606,607
Reinvested	—	48,131
Redeemed	(6,957,841)	(27,329,563)

Change in shares	1,422,520	325,175

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$34.42		$24.92	$25.78	$28.22	$28.61	$31.89

Investment Activities:
Net investment income (loss)(a)	(0.26)		0.06	0.85	0.89	0.39	(0.22)
Net realized and unrealized gains (losses) on investments	(3.01)		9.81	(0.71)	(2.99)	(0.78)	(3.06)

Total income (loss) from investment activities	(3.27)		9.87	0.14	(2.10)	(0.39)	(3.28)

Distributions to Shareholders From:
Net investment income	—		(0.37)	(1.00)	(0.34)	—	—

Net Asset Value, End of Period	$31.15		$34.42	$24.92	$25.78	$28.22	$28.61

Total Return	(9.50	)%(b)	39.92%	0.60%	(7.50)%	(1.36)%	(10.29)%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.71%	1.70%	1.74%	1.86%	1.90%
Net expenses(c)	1.65%		1.63%	1.63%	1.70%	1.86%	1.90%
Net investment income (loss)(c)	(1.52)%		0.22%	3.37%	3.24%	1.36%	(0.70)%

Supplemental Data:
Net assets, end of period (000’s)	$92,238		$52,965	$30,237	$29,385	$50,812	$30,887
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(130)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM  Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (16.2%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$9,589,000	$9,588,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,588,997)		9,588,997

U.S. Treasury Obligations (17.5%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	10,351,000	10,350,997

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,350,997)		10,350,997

Repurchase Agreements (66.0%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,000 (Collateralized by $9,722,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $9,964,522)	9,769,000	9,769,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,005 (Collateralized by $9,900,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $9,972,201)	9,769,000	9,769,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,003 (Collateralized by $9,300,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $9,965,609)	9,769,000	9,769,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,003 (Collateralized by $9,927,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $9,965,777)	9,769,000	9,769,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,076,000)		39,076,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 195, expiring 11/20/09	150	1,815

TOTAL OPTIONS PURCHASED
(Cost $2,691)		1,815

TOTAL INVESTMENT SECURITIES
(Cost $59,018,685)—99.7%		59,017,809
Net other assets (liabilities)—0.3%		178,552

NET ASSETS—100.0%		$59,196,361

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $10,180,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $4,612,359)	39	$(75,867)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$(72,486,828)	$(1,591,501)

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$59,018,685

Securities, at value	19,941,809
Repurchase agreements, at value	39,076,000

Total Investment Securities, at value	59,017,809
Cash	980
Segregated cash balances with brokers for futures contracts	161,527
Interest receivable	11
Receivable for capital shares issued	1,812,900
Variation margin on futures contracts	17,063
Prepaid expenses	383

Total Assets	61,010,673

Liabilities:
Payable for capital shares redeemed	93,311
Unrealized loss on swap agreements	1,591,501
Advisory fees payable	34,683
Management services fees payable	4,624
Administration fees payable	1,929
Administrative services fees payable	22,247
Distribution fees payable	21,795
Trustee fees payable	3
Transfer agency fees payable	3,070
Fund accounting fees payable	3,879
Compliance services fees payable	1,191
Other accrued expenses	36,079

Total Liabilities	1,814,312

Net Assets	$59,196,361

Net Assets consist of:
Capital	$124,991,807
Accumulated net investment income (loss)	(96,553)
Accumulated net realized gains (losses) on investments	(64,030,649)
Net unrealized appreciation (depreciation) on investments	(1,668,244)

Net Assets	$59,196,361

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,140,813

Net Asset Value (offering and redemption price per share)	$14.30

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$32,450

Expenses:
Advisory fees	191,209
Management services fees	25,494
Administration fees	10,559
Transfer agency fees	16,370
Administrative services fees	72,794
Distribution fees	63,736
Custody fees	2,680
Fund accounting fees	21,251
Trustee fees	374
Compliance services fees	455
Other fees	34,852

Total Gross Expenses before reductions	439,774
Less Expenses reduced by the Advisor	(19,298)

Total Net Expenses	420,476

Net Investment Income (Loss)	(388,026)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,812)
Net realized gains (losses) on futures contracts	52,441
Net realized gains (losses) on swap agreements	13,971,851
Change in net unrealized appreciation/depreciation on investments	(2,261,368)

Net Realized and Unrealized Gains (Losses) on Investments	11,760,112

Change in Net Assets Resulting from Operations	$11,372,086

See accompanying notes to the financial statements.

15

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(388,026)	$291,473
Net realized gains (losses) on investments	14,021,480	(27,165,156)
Change in net unrealized appreciation/depreciation on investments	(2,261,368)	3,373,447

Change in net assets resulting from operations	11,372,086	(23,500,236)

Distributions to Shareholders From:
Net investment income	—	(3,641,751)

Change in net assets resulting from distributions	—	(3,641,751)

Capital Transactions:
Proceeds from shares issued	100,793,468	236,195,897
Dividends reinvested	—	3,641,751
Value of shares redeemed	(89,558,952)	(251,146,625)

Change in net assets resulting from capital transactions	11,234,516	(11,308,977)

Change in net assets	22,606,602	(38,450,964)
Net Assets:
Beginning of period	36,589,759	75,040,723

End of period	$59,196,361	$36,589,759

Accumulated net investment income (loss)	$(96,553)	$291,473

Share Transactions:
Issued	7,652,941	13,703,100
Reinvested	—	225,356
Redeemed	(6,878,463)	(14,612,839)

Change in shares	774,478	(684,383)

See accompanying notes to the financial statements.

16

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$10.87		$18.53	$20.70	$19.13	$20.78	$23.32

Investment Activities:
Net investment income (loss)(a)	(0.10)		0.08	0.72	0.70	0.27	(0.10)
Net realized and unrealized gains (losses) on investments	3.53		(6.82)	(1.72)	1.26	(1.92)	(2.44)

Total income (loss) from investment activities	3.43		(6.74)	(1.00)	1.96	(1.65)	(2.54)

Distributions to Shareholders From:
Net investment income	—		(0.92)	(1.17)	(0.39)	—	—

Net Asset Value, End of Period	$14.30		$10.87	$18.53	$20.70	$19.13	$20.78

Total Return	31.55	%(b)	(37.97)%	(5.20)%	10.15%	(7.89)%	(10.89)%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.68%	1.63%	1.64%	1.73%	1.75%
Net expenses(c)	1.65%		1.63%	1.58%	1.61%	1.73%	1.75%
Net investment income (loss)(c)	(1.52)%		0.44%	3.47%	3.31%	1.36%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$59,196		$36,590	$75,041	$130,894	$139,379	$179,638
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

17

PROFUNDS VP

Notes to Financial Statements
June 30, 2009
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP Bear and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

18

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2009, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the volume of these open positions relative to each ProFund VP’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

19

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2009 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

20

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified asset plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

21

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

		Asset Derivatives			Liability Derivatives

		Statements of			Statements of
		Assets and			Assets and
Primary Risk Exposure	Fund	Liabilities Location	Total Fair Value*		Liabilities Location	Total Fair Value*

Equity Contracts	ProFund VP UltraBull ProFund VP Bear	Securities, at value**, variation margin on futures contracts and unrealized gain on swap agreements	$	— 782,280	Variation margin on futures contracts and unrealized loss on swap agreements	$113,386 79,165

Interest Rate Contracts	ProFund VP Rising Rates Opportunity	Securities, at value**		1,815	Variation margin on futures contracts and unrealized loss on swap agreements	1,667,368

*
Total Fair Value is presented by Primary Risk Exposure. For swap agreements, such amounts represent the unrealized gain (for asset derivatives) or loss (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

The following is the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Realized Gain		Change in Unrealized
			(Loss) on		Appreciation
		Location of Gain (Loss)	Derivatives		(Depreciation) on
		on Derivatives	Recognized		Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income		in Income

Equity Contracts	ProFund VP UltraBull ProFund VP Bear	Net realized gains (losses) on investment securities*, futures contracts and swap agreements/change in unrealized appreciation/depreciation on investments	$(803,392 (12,974,205	) )	$(1,126,916 2,619,751)

Interest Rate Contracts	ProFund VP Rising Rates Opportunity	Net realized gains (losses) on investment securities*, futures contracts and swap agreements/change in unrealized appreciation/ depreciation on investments	14,021,480		(2,261,368)

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

22

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

The ProFunds VP have adopted the following new accounting standards and position issued by the Financial Accounting Standards Board.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. The ProFunds VP adopted SFAS 161 in the current reporting period, and the required disclosures are included in the Derivative Instruments section of the Note 2 to the Financial Statements.

23

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The ProFunds VP adopted FSP 157-4 in the current reporting period, and the required disclosures are included in Note 3 to the Financial Statements.

3.	Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedules of Portfolio Investments include additional information regarding the investments for each ProFund VP. The following is a summary of the valuations as of June 30, 2009 for each ProFund VP based upon the three levels defined above:

	Level 1	Level 2	Total

ProFund VP UltraBull
Investment Securities:
Common Stocks	$16,304,783	$—	$16,304,783
Repurchase Agreements	—	1,667,000	1,667,000

Total Investment Securities	16,304,783	1,667,000	17,971,783

Other Financial Instruments*	(48,869)	(64,517)	(113,386)

Total Investments	$16,255,914	$1,602,483	$17,858,397

ProFund VP Bear
Investment Securities:
U.S. Government Agency Obligations	$—	$15,788,996	$15,788,996
U.S. Treasury Obligations	—	15,080,996	15,080,996
Repurchase Agreements	—	62,026,000	62,026,000
Options Purchased	—	337	337

Total Investment Securities	—	92,896,329	92,896,329

Other Financial Instruments*	(53,562)	756,340	702,778

Total Investments	$(53,562)	$93,652,669	$93,599,107

ProFund VP Rising Rates Opportunity
Investment Securities:
U.S. Government Agency Obligations	$—	$9,588,997	$9,588,997
U.S. Treasury Obligations	—	10,350,997	10,350,997
Repurchase Agreements	—	39,076,000	39,076,000
Options Purchased	—	1,815	1,815

Total Investment Securities	—	59,017,809	59,017,809

Other Financial Instruments*	(75,867)	(1,591,501)	(1,667,368)

Total Investments	$(75,867)	$57,426,308	$57,350,441

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain/appreciation or loss/depreciation on the investment.

24

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies, and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $88,500 ($177,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

25

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	Total

ProFund VP UltraBull	$2,335	$64,013	$3,064	$69,412
ProFund VP Bear	6,646	77,338	9,799	93,783
ProFund VP Rising Rates Opportunity	—	36,185	5,567	41,752

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$15,924,945	$35,239,493

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

26

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP UltraBull	$—	$—	$—	$3,416,970	$16,765,307	$20,182,277
ProFund VP Bear	8,145,656	3,069,606	7,512,896	4,644,270	—	23,372,428
ProFund VP Rising Rates Opportunity	21,517,216	22,965,205	—	5,366,257	27,138,192	76,986,870

As of the latest tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP UltraBull	$6,605,770	$5,004,296	$1,935,011	$195,963	$2,083,596	$15,824,636
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	—	1,018,870

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:
			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP UltraBull	$570,814	$—	$570,814
ProFund VP Bear	1,380,886	—	1,380,886
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

As of the latest tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraBull	$225,919	$—	$—	$(36,006,913)	$(2,947,394)	$(38,728,388)
ProFund VP Bear	155,174	—	—	(23,372,428)	(1,381,003)	(24,598,257)
ProFund VP Rising Rates Opportunity	291,473	—	—	(78,005,740)	546,735	(77,167,532)

The tax character of current year distributions paid and the tax basis of the current componets of accumulated erarnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

27

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

At June 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP UltraBull	$18,966,476	$—	$(994,693)	$(994,693)
ProFund VP Bear	92,897,466	—	(1,137)	(1,137)
ProFund VP Rising Rates Opportunity	59,018,685	—	(876)	(876)
28

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2009 and held for the entire period from January 1, 2009 through June 30, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09	Expense Ratio During Period 1/1/09 - 6/30/09

ProFund VP UltraBull	$1,000.00	$991.10	$8.15	1.65%
ProFund VP Bear	1,000.00	905.00	7.79	1.65%
ProFund VP Rising Rates Opportunity	1,000.00	1,315.50	9.47	1.65%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP UltraBull	$1,000.00	$1,016.61	$8.25	1.65%
ProFund VP Bear	1,000.00	1,016.61	8.25	1.65%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.61	8.25	1.65%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

29

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFunds®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/09

Not just funds, ProFunds®

Classic ProFunds VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

Sector ProFunds VP
Financials
Health Care
Technology

Non-Equity ProFunds VP
U.S. Government Plus
Rising Rates Opportunity

Semiannual Report
June 30, 2009

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Large-Cap Value
9	ProFund VP Large-Cap Growth
16	ProFund VP Small-Cap Value
24	ProFund VP Small-Cap Growth
32	ProFund VP Asia 30
37	ProFund VP Europe 30
42	ProFund VP Financials
48	ProFund VP Health Care
53	ProFund VP Technology
58	ProFund VP U.S. Government Plus
62	ProFund VP Rising Rates Opportunity

66	Notes to Financial Statements

78	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six-month period ending June 30, 2009.

U.S. large-cap and small-cap stocks posted double-digit losses from January to late March but recovered their losses by early May and continued to advance to deliver small gains by the end of the period. The S&P 500®, a measure of large-cap U.S. stock performance, gained 3.2%, and the Russell 2000® index of small-cap U.S. stocks rose 2.6% for the period. Industry index returns were mixed. The best-performing sector was technology, gaining 26.6%, while real estate performed the worst, declining 9.6%.1

Non-U.S. equities also rose during the period, gaining 14.0% as measured by the MSCI ACWI ex-U.S. Index. U.S. fixed-income securities advanced 1.9%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Notably, during the reporting period, equity market volatility2 for the S&P 500 declined to 35.0%, substantially lower than the 53.7% for the previous six-month period. The average volatility for all six-month periods from 1928 to 2009 for the S&P 500 was 16.2%.3

The market turmoil has highlighted how important it is that investors understand all of the investment choices they have available to them. In light of this, we have placed increased emphasis on helping investors understand how leveraged and inverse ProFunds perform under various market conditions and will be expanding our investor-education program in the coming months.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

[1]	All investment-performance index figures reflect total return performance.
[2]	As measured by standard deviation.
[3]	Based on earliest available S&P 500 data from Bloomberg beginning January 2, 1928 to June 30, 2009.

i

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	3.9%
J.P. Morgan Chase & Co.	3.6%
General Electric Co.	3.3%
Wells Fargo & Co.	3.0%
Bank of America Corp.	2.9%

S&P 500/Citigroup Value Index - Composition
% of Index

Consumer Non-Cyclical	24%
Financial	23%
Communications	12%
Industrial	12%
Consumer Cyclical	8%
Utilities	8%
Technology	6%
Basic Materials	4%
Energy	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Common Stocks (100.7%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	5,221	$245,596
Advanced Micro Devices, Inc.* (Semiconductors)	2,497	9,663
Aetna, Inc. (Healthcare-Services)	1,589	39,804
Affiliated Computer Services, Inc.—Class A* Computers)	227	10,083
AFLAC, Inc. (Insurance)	1,362	42,345
Air Products & Chemicals, Inc. (Chemicals)	1,362	87,972
AK Steel Holding Corp. (Iron/Steel)	681	13,068
Alcoa, Inc. (Mining)	6,810	70,347
Allegheny Energy, Inc. (Electric)	1,135	29,113
Allegheny Technologies, Inc. (Iron/Steel)	227	7,929
Allergan, Inc. (Pharmaceuticals)	1,135	54,003
Allstate Corp. (Insurance)	3,632	88,621
Altria Group, Inc. (Agriculture)	14,301	234,393
Ameren Corp. (Electric)	1,362	33,900
American Electric Power, Inc. (Electric)	3,178	91,812
American Express Co. (Diversified Financial Services)	2,724	63,306
American International Group, Inc. (Insurance)	18,614	21,592
American Tower Corp.* (Telecommunications)	2,043	64,416
Ameriprise Financial, Inc. (Diversified Financial Services)	1,816	44,074
AmerisourceBergen Corp. (Pharmaceuticals)	2,043	36,243
Analog Devices, Inc. (Semiconductors)	2,043	50,626
AON Corp. (Insurance)	1,135	42,982
Apartment Investment and Management Co.—Class A (REIT)	908	8,036
Applied Materials, Inc. (Semiconductors)	2,497	27,392
Archer-Daniels-Midland Co. (Agriculture)	4,313	115,459
Assurant, Inc. (Insurance)	908	21,874
AT&T, Inc. (Telecommunications)	40,633	1,009,324
Automatic Data Processing, Inc. (Software)	1,589	56,314
AutoNation, Inc.* (Retail)	681	11,815
Avalonbay Communities, Inc. (REIT)	454	25,397
Avery Dennison Corp. (Household Products/Wares)	681	17,488
Bank of America Corp. (Banks)	55,615	734,118
Bank of New York Mellon Corp. (Banks)	8,172	239,521
Bard (C.R.), Inc. (Healthcare-Products)	227	16,900
Baxter International, Inc. (Healthcare-Products)	1,816	96,175
BB&T Corp. (Banks)	4,540	99,789
Becton, Dickinson & Co. (Healthcare-Products)	681	48,562
Bemis Co., Inc. (Packaging & Containers)	681	17,161
Best Buy Co., Inc. (Retail)	908	30,409
Big Lots, Inc.* (Retail)	227	4,774
Boeing Co. (Aerospace/Defense)	2,497	106,122
Boston Properties, Inc. (REIT)	908	43,312
Boston Scientific Corp.* (Healthcare-Products)	6,583	66,752
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,620	276,622
Broadcom Corp.—Class A* (Semiconductors)	1,589	39,391
Brown-Forman Corp. (Beverages)	227	9,756
Burlington Northern Santa Fe Corp. (Transportation)	908	66,774
CA, Inc. (Software)	1,135	19,783
Capital One Financial Corp. (Diversified Financial Services)	3,178	69,535
Cardinal Health, Inc. (Pharmaceuticals)	2,497	76,283
Carnival Corp.—Class A (Leisure Time)	2,951	76,047
CBS Corp.—Class B (Media)	4,767	32,988
CenterPoint Energy, Inc. (Electric)	2,497	27,667
Centex Corp. (Home Builders)	454	3,841
CenturyTel, Inc. (Telecommunications)	681	20,907
Cephalon, Inc.* (Pharmaceuticals)	227	12,860
CF Industries Holdings, Inc. (Chemicals)	227	16,830
Chubb Corp. (Insurance)	1,135	45,264
Ciena Corp.* (Telecommunications)	681	7,048
CIGNA Corp. (Insurance)	1,816	43,747
Cincinnati Financial Corp. (Insurance)	1,135	25,367
Cintas Corp. (Textiles)	454	10,369
CIT Group, Inc. (Diversified Financial Services)	2,724	5,857
Citigroup, Inc. (Diversified Financial Services)	37,909	112,590
Citrix Systems, Inc.* (Software)	454	14,478
Clorox Co. (Household Products/Wares)	908	50,694
CMS Energy Corp. (Electric)	1,589	19,195
Coca-Cola Co. (Beverages)	4,086	196,087
Coca-Cola Enterprises, Inc. (Beverages)	2,270	37,796
Comcast Corp.—Special Class A (Media)	11,804	171,040
Comerica, Inc. (Banks)	1,135	24,005
Computer Sciences Corp.* (Computers)	1,135	50,280
ConAgra Foods, Inc. (Food)	3,178	60,573
ConocoPhillips (Oil & Gas)	3,632	152,762
Consolidated Edison, Inc. (Electric)	1,816	67,955
Constellation Brands, Inc.* (Beverages)	681	8,635
Constellation Energy Group, Inc. (Electric)	1,362	36,202

See accompanying notes to the financial statements.
1

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Convergys Corp.* (Commercial Services)	908	$8,426
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,135	35,242
Corning, Inc. (Telecommunications)	10,669	171,344
Costco Wholesale Corp. (Retail)	1,589	72,617
Coventry Health Care, Inc.* (Healthcare-Services)	454	8,494
CSX Corp. (Transportation)	2,724	94,332
Cummins, Inc. (Machinery-Diversified)	454	15,985
CVS Corp. (Retail)	4,767	151,924
D.R. Horton, Inc. (Home Builders)	1,362	12,748
Darden Restaurants, Inc. (Retail)	908	29,946
Dean Foods Co.* (Food)	454	8,712
Deere & Co. (Machinery-Diversified)	1,135	45,343
DENTSPLY International, Inc. (Healthcare-Products)	454	13,856
DeVry, Inc. (Commercial Services)	227	11,359
Diamond Offshore Drilling, Inc. (Oil & Gas)	227	18,852
DIRECTV Group, Inc.* (Media)	2,043	50,483
Discover Financial Services (Diversified Financial Services)	1,362	13,988
Dominion Resources, Inc. (Electric)	4,086	136,554
Dover Corp. (Miscellaneous Manufacturing)	1,362	45,069
Dr. Pepper Snapple Group, Inc.* (Beverages)	681	14,430
DTE Energy Co. (Electric)	1,135	36,320
Duke Energy Corp. (Electric)	8,853	129,165
Dynegy, Inc.—Class A* (Electric)	3,405	7,729
E* TRADE Financial Corp.* (Diversified Financial Services)	3,632	4,649
E.I. du Pont de Nemours & Co. (Chemicals)	6,129	157,025
Eastman Chemical Co. (Chemicals)	454	17,207
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,816	5,375
Eaton Corp. (Miscellaneous Manufacturing)	1,135	50,632
Edison International (Electric)	2,270	71,414
El Paso Corp. (Pipelines)	4,767	43,999
Electronic Arts, Inc.* (Software)	1,362	29,583
Eli Lilly & Co. (Pharmaceuticals)	7,037	243,762
EMC Corp.* (Computers)	4,540	59,474
Emerson Electric Co. (Electrical Components & Equipment)	2,043	66,193
Entergy Corp. (Electric)	1,362	105,582
EQT Corp. (Oil & Gas)	227	7,925
Equity Residential Properties Trust (REIT)	1,816	40,370
Exelon Corp. (Electric)	4,540	232,493
Expedia, Inc.* (Internet)	908	13,720
Family Dollar Stores, Inc. (Retail)	454	12,848
Federated Investors, Inc.—Class B (Diversified Financial Services)	227	5,468
FedEx Corp. (Transportation)	1,135	63,129
Fidelity National Information Services, Inc. (Software)	1,362	27,186
Fifth Third Bancorp (Banks)	4,994	35,457
First Horizon National Corp.* (Banks)	909	10,908
FirstEnergy Corp. (Electric)	2,043	79,166
Flowserve Corp. (Machinery-Diversified)	454	31,694
Fluor Corp. (Engineering & Construction)	681	34,928
Ford Motor Co.* (Auto Manufacturers)	22,246	135,033
Fortune Brands, Inc. (Household Products/Wares)	1,135	39,430
FPL Group, Inc. (Electric)	2,724	154,887
Frontier Communications Corp. (Telecommunications)	2,043	14,587
Gannett Co., Inc. (Media)	1,589	5,673
General Dynamics Corp. (Aerospace/Defense)	1,135	62,868
General Electric Co. (Miscellaneous Manufacturing)	72,867	854,001
General Mills, Inc. (Food)	1,135	63,583
Genuine Parts Co. (Distribution/Wholesale)	1,135	38,091
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,951	20,627
Genzyme Corp.* (Biotechnology)	908	50,548
Gilead Sciences, Inc.* (Pharmaceuticals)	2,043	95,694
Goodrich Corp. (Aerospace/Defense)	908	45,373
H & R Block, Inc. (Commercial Services)	2,270	39,112
Halliburton Co. (Oil & Gas Services)	2,951	61,086
Harley-Davidson, Inc. (Leisure Time)	681	11,039
Harman International Industries, Inc. (Home Furnishings)	227	4,268
Hartford Financial Services Group, Inc. (Insurance)	2,270	26,945
Hasbro, Inc. (Toys/Games/Hobbies)	908	22,010
HCP, Inc. (REIT)	1,816	38,481
Health Care REIT, Inc. (REIT)	681	23,222
Heinz (H.J.) Co. (Food)	908	32,416
Hewlett-Packard Co. (Computers)	5,675	219,339
Home Depot, Inc. (Retail)	4,313	101,916
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,221	163,939
Hormel Foods Corp. (Food)	227	7,841
Hospira, Inc.* (Pharmaceuticals)	681	26,232
Host Marriott Corp. (REIT)	4,086	34,282
Hudson City Bancorp, Inc. (Savings & Loans)	1,362	18,101
Humana, Inc.* (Healthcare-Services)	454	14,646
Huntington Bancshares, Inc. (Banks)	3,632	15,182
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,362	50,857
Integrys Energy Group, Inc. (Electric)	454	13,615
Intel Corp. (Semiconductors)	19,976	330,603
International Business Machines Corp. (Computers)	2,724	284,440
International Flavors & Fragrances, Inc. (Chemicals)	227	7,427
International Game Technology (Entertainment)	2,043	32,484
International Paper Co. (Forest Products & Paper)	2,951	44,649
Interpublic Group of Cos., Inc.* (Advertising)	3,405	17,195
Invesco, Ltd. (Diversified Financial Services)	2,724	48,542
Iron Mountain, Inc.* (Commercial Services)	454	13,053
ITT Industries, Inc. (Miscellaneous Manufacturing)	454	20,203
J.C. Penney Co., Inc. (Retail)	1,589	45,620
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,786	913,670
Jabil Circuit, Inc. (Electronics)	1,362	10,106
Jacobs Engineering Group, Inc.* (Engineering & Construction)	454	19,109
Janus Capital Group, Inc. (Diversified Financial Services)	1,135	12,939
JDS Uniphase Corp.* (Telecommunications)	1,589	9,089
JM Smucker Co. (Food)	908	44,183
Johnson Controls, Inc. (Auto Parts & Equipment)	4,086	88,748
Juniper Networks, Inc.* (Telecommunications)	2,270	53,572
KB Home (Home Builders)	227	3,105
KeyCorp (Banks)	4,767	24,979
Kimberly-Clark Corp. (Household Products/Wares)	1,135	59,508
Kimco Realty Corp. (REIT)	2,270	22,814
King Pharmaceuticals, Inc.* (Pharmaceuticals)	908	8,744
KLA-Tencor Corp. (Semiconductors)	1,135	28,659
Kohls Corp.* (Retail)	681	29,113
Kraft Foods, Inc. (Food)	10,215	258,848
Kroger Co. (Food)	2,724	60,064
L-3 Communications Holdings, Inc. (Aerospace/Defense)	227	15,749
Legg Mason, Inc. (Diversified Financial Services)	908	22,137
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,135	17,286
Lennar Corp.—Class A (Home Builders)	908	8,799
Leucadia National Corp.* (Holding Companies-Diversified)	454	9,575
Life Technologies Corp.* (Biotechnology)	681	28,411

See accompanying notes to the financial statements.
2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Limited, Inc. (Retail)	1,816	$21,738
Lincoln National Corp. (Insurance)	2,043	35,160
Linear Technology Corp. (Semiconductors)	1,589	37,103
Loews Corp. (Insurance)	1,362	37,319
Lorillard, Inc. (Agriculture)	1,135	76,919
Lowe’s Cos., Inc. (Retail)	2,951	57,279
LSI Logic Corp.* (Semiconductors)	2,724	12,421
M&T Bank Corp. (Banks)	454	23,122
Macy’s, Inc. (Retail)	2,951	34,704
Manitowoc Co. (Machinery-Diversified)	908	4,776
Marathon Oil Corp. (Oil & Gas)	1,816	54,716
Marriott International, Inc.—Class A (Lodging)	683	15,074
Marsh & McLennan Cos., Inc. (Insurance)	3,632	73,112
Marshall & Ilsley Corp. (Banks)	2,497	11,986
Masco Corp. (Building Materials)	2,497	23,921
Massey Energy Co. (Coal)	681	13,307
Mattel, Inc. (Toys/Games/Hobbies)	2,497	40,077
MBIA, Inc.* (Insurance)	681	2,949
McAfee, Inc.* (Internet)	454	19,154
McCormick & Co., Inc. (Food)	454	14,769
McDonald’s Corp. (Retail)	3,859	221,854
McKesson Corp. (Commercial Services)	1,816	79,904
MeadWestvaco Corp. (Forest Products & Paper)	1,135	18,625
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,043	93,181
Merck & Co., Inc. (Pharmaceuticals)	14,528	406,203
Meredith Corp. (Media)	227	5,800
MetLife, Inc. (Insurance)	5,675	170,307
MetroPCS Communications, Inc.* (Telecommunications)	908	12,085
Microchip Technology, Inc. (Semiconductors)	1,362	30,713
Micron Technology, Inc.* (Semiconductors)	5,902	29,864
Millipore Corp.* (Biotechnology)	227	15,938
Molex, Inc. (Electrical Components & Equipment)	908	14,119
Molson Coors Brewing Co.—Class B (Beverages)	1,135	48,045
Monsanto Co. (Agriculture)	1,589	118,126
Monster Worldwide, Inc.* (Internet)	454	5,362
Moody’s Corp. (Commercial Services)	908	23,926
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,307	265,343
Mylan Laboratories, Inc.* (Pharmaceuticals)	908	11,849
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	454	9,675
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,135	37,069
Newell Rubbermaid, Inc. (Housewares)	1,816	18,905
Newmont Mining Corp. (Mining)	2,043	83,497
News Corp.—Class A (Media)	15,890	144,758
Nicor, Inc. (Gas)	227	7,859
NiSource, Inc. (Electric)	1,816	21,175
Noble Energy, Inc. (Oil & Gas)	681	40,159
Nordstrom, Inc. (Retail)	454	9,030
Norfolk Southern Corp. (Transportation)	1,362	51,307
Northeast Utilities System (Electric)	1,135	25,322
Northern Trust Corp. (Banks)	908	48,741
Northrop Grumman Corp. (Aerospace/Defense)	2,270	103,694
Novell, Inc.* (Software)	1,135	5,142
Novellus Systems, Inc.* (Semiconductors)	454	7,582
NVIDIA Corp.* (Semiconductors)	1,362	15,377
O’Reilly Automotive, Inc.* (Retail)	454	17,288
Occidental Petroleum Corp. (Oil & Gas)	1,589	104,572
Office Depot, Inc.* (Retail)	1,816	8,281
Omnicom Group, Inc. (Advertising)	681	21,506
Owens-Illinois, Inc.* (Packaging & Containers)	908	25,433
Pactiv Corp.* (Packaging & Containers)	454	9,865
Pall Corp. (Miscellaneous Manufacturing)	454	12,058
Parker Hannifin Corp. (Miscellaneous Manufacturing)	454	19,504
Peabody Energy Corp. (Coal)	681	20,539
People’s United Financial, Inc. (Banks)	2,497	37,555
Pepco Holdings, Inc. (Electric)	1,589	21,356
PerkinElmer, Inc. (Electronics)	908	15,799
Pfizer, Inc. (Pharmaceuticals)	46,535	698,025
PG&E Corp. (Electric)	2,497	95,985
Philip Morris International, Inc. (Commercial Services)	13,393	584,203
Pinnacle West Capital Corp. (Electric)	681	20,532
Pioneer Natural Resources Co. (Oil & Gas)	227	5,789
Pitney Bowes, Inc. (Office/Business Equipment)	454	9,956
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,135	33,800
PNC Financial Services Group (Banks)	3,178	123,338
Polo Ralph Lauren Corp. (Apparel)	227	12,154
PPG Industries, Inc. (Chemicals)	1,135	49,827
PPL Corp. (Electric)	2,497	82,301
Praxair, Inc. (Chemicals)	681	48,399
Precision Castparts Corp. (Metal Fabricate/Hardware)	454	33,156
Principal Financial Group, Inc. (Insurance)	2,043	38,490
Procter & Gamble Co. (Cosmetics/Personal Care)	6,129	313,192
Progress Energy, Inc. (Electric)	1,816	68,699
ProLogis (REIT)	2,951	23,785
Prudential Financial, Inc. (Insurance)	3,178	118,285
Public Service Enterprise Group, Inc. (Electric)	3,405	111,105
Public Storage, Inc. (REIT)	908	59,456
Pulte Homes, Inc. (Home Builders)	681	6,013
QLogic Corp.* (Semiconductors)	227	2,878
Quanta Services, Inc.* (Commercial Services)	681	15,752
Quest Diagnostics, Inc. (Healthcare-Services)	454	25,619
Qwest Communications International, Inc. (Telecommunications)	10,215	42,392
R.R. Donnelley & Sons Co. (Commercial Services)	1,362	15,826
RadioShack Corp. (Retail)	227	3,169
Raytheon Co. (Aerospace/Defense)	2,724	121,027
Regions Financial Corp. (Banks)	7,945	32,098
Republic Services, Inc. (Environmental Control)	908	22,164
Reynolds American, Inc. (Agriculture)	1,135	43,834
Rowan Cos., Inc. (Oil & Gas)	681	13,157
Ryder System, Inc. (Transportation)	454	12,676
Safeway, Inc. (Food)	2,951	60,112
Sara Lee Corp. (Food)	4,767	46,526
SCANA Corp. (Electric)	908	29,483
Schering-Plough Corp. (Pharmaceuticals)	11,123	279,410
Scripps Networks Interactive—Class A (Entertainment)	454	12,635
Sealed Air Corp. (Packaging & Containers)	454	8,376
Sempra Energy (Gas)	1,589	78,862
Sigma-Aldrich Corp. (Chemicals)	227	11,250
Simon Property Group, Inc. (REIT)	1,833	94,271
Snap-on, Inc. (Hand/Machine Tools)	454	13,048
Southern Co. (Electric)	5,448	169,760
Southwest Airlines Co. (Airlines)	3,178	21,388
Southwestern Energy Co.* (Oil & Gas)	908	35,276
Spectra Energy Corp. (Pipelines)	4,540	76,817
Sprint Nextel Corp.* (Telecommunications)	12,939	62,237
Staples, Inc. (Retail)	2,270	45,786
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,362	30,236
State Street Corp. (Banks)	1,816	85,715
Stericycle, Inc.* (Environmental Control)	227	11,697
Sun Microsystems, Inc.* (Computers)	5,221	48,138
SunTrust Banks, Inc. (Banks)	3,178	52,278
SuperValu, Inc. (Food)	1,362	17,638

See accompanying notes to the financial statements.
3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Symantec Corp.* (Internet)	2,270	$35,321
T. Rowe Price Group, Inc. (Diversified Financial Services)	454	18,918
Target Corp. (Retail)	2,497	98,557
TECO Energy, Inc. (Electric)	1,362	16,249
Tellabs, Inc.* (Telecommunications)	1,589	9,105
Tenet Healthcare Corp.* (Healthcare-Services)	2,951	8,322
Teradata Corp.* (Computers)	681	15,956
Teradyne, Inc.* (Semiconductors)	1,135	7,786
Tesoro Petroleum Corp. (Oil & Gas)	908	11,559
Textron, Inc. (Miscellaneous Manufacturing)	1,816	17,543
The AES Corp.* (Electric)	4,540	52,709
The Charles Schwab Corp. (Diversified Financial Services)	2,043	35,834
The Dow Chemical Co. (Chemicals)	7,491	120,905
The Gap, Inc. (Retail)	1,816	29,782
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,589	17,892
The New York Times Co.—Class A (Media)	908	5,003
The Pepsi Bottling Group, Inc. (Beverages)	454	15,363
The Stanley Works (Hand/Machine Tools)	454	15,363
The Travelers Companies, Inc. (Insurance)	4,086	167,689
The Williams Cos., Inc. (Pipelines)	4,086	63,782
Thermo Electron Corp.* (Electronics)	1,589	64,784
Tiffany & Co. (Retail)	908	23,027
Time Warner Cable, Inc. (Media)	1,589	50,324
Time Warner, Inc. (Media)	8,172	205,853
Torchmark Corp. (Insurance)	227	8,408
Tyson Foods, Inc.—Class A (Food)	2,043	25,762
U.S. Bancorp (Banks)	13,166	235,935
Union Pacific Corp. (Transportation)	3,405	177,264
United Parcel Service, Inc.—Class B (Transportation)	3,178	158,868
United States Steel Corp. (Iron/Steel)	908	32,452
United Technologies Corp. (Aerospace/Defense)	2,724	141,539
UnumProvident Corp. (Insurance)	2,270	36,002
V.F. Corp. (Apparel)	681	37,693
Valero Energy Corp. (Oil & Gas)	3,859	65,179
Ventas, Inc. (REIT)	454	13,556
Verizon Communications, Inc. (Telecommunications)	19,522	599,911
Vornado Realty Trust (REIT)	1,135	51,109
Vulcan Materials Co. (Building Materials)	908	39,135
W.W. Grainger, Inc. (Distribution/Wholesale)	227	18,587
Wal-Mart Stores, Inc. (Retail)	5,675	274,897
Walgreen Co. (Retail)	2,951	86,759
Walt Disney Co. (Media)	7,718	180,061
Washington Post Co.—Class B (Media)	227	79,945
Waste Management, Inc. (Environmental Control)	3,405	95,885
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	454	15,282
WellPoint, Inc.* (Healthcare-Services)	1,816	92,416
Wells Fargo & Co. (Banks)	32,007	776,490
Weyerhaeuser Co. (Forest Products & Paper)	1,362	41,446
Whirlpool Corp. (Home Furnishings)	454	19,322
Whole Foods Market, Inc. (Food)	908	17,234
Windstream Corp. (Telecommunications)	2,951	24,670
Wisconsin Energy Corp. (Electric)	908	36,965
Wyeth (Pharmaceuticals)	3,859	175,160
Wyndham Worldwide Corp. (Lodging)	1,135	13,756
Xcel Energy, Inc. (Electric)	3,178	58,507
Xerox Corp. (Office/Business Equipment)	5,902	38,245
Xilinx, Inc. (Semiconductors)	908	18,578
XL Capital, Ltd.—Class A (Insurance)	2,270	26,014
Zions Bancorp (Banks)	681	7,872

TOTAL COMMON STOCKS
(Cost $21,974,721)		25,879,711

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $21,000 (Collateralized by $20,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $21,421)	$21,000	21,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $6,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $6,429)	6,000	6,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $32,000 (Collateralized by $31,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $33,219)	32,000	32,000

TOTAL REPURCHASE AGREEMENTS
(Cost $59,000)		59,000

TOTAL INVESTMENT SECURITIES
(Cost $22,033,721)—100.9%		25,938,711
Net other assets (liabilities)—(0.9)%		(238,302)

NET ASSETS—100.0%		$25,700,409

*	Non-income producing security

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.2%
Aerospace/Defense	2.4%
Agriculture	2.3%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.4%
Banks	10.0%
Beverages	1.3%
Biotechnology	0.4%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.2%
Commercial Services	3.2%
Computers	2.7%
Cosmetics/Personal Care	1.2%
Distribution/Wholesale	0.2%
Diversified Financial Services	6.5%
Electric	8.1%
Electrical Components & Equipment	0.4%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.5%
Food	2.7%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare-Products	1.1%
Healthcare-Services	0.8%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	0.1%

See accompanying notes to the financial statements.
4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2009
(unaudited)

Household Products/Wares	0.7%
Housewares	0.1%
Insurance	4.2%
Internet	0.3%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Diversified	0.4%
Media	3.6%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.1%
Oil & Gas	2.0%
Oil & Gas Services	0.3%
Packaging & Containers	0.2%
Pharmaceuticals	10.8%
Pipelines	0.7%
REIT	1.9%
Retail	5.5%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	0.6%
Telecommunications	8.1%
Textiles	NM
Toys/Games/Hobbies	0.3%
Transportation	2.4%
Other**	(0.7)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
5

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$22,033,721

Securities, at value	25,879,711
Repurchase agreements, at value	59,000

Total Investment Securities, at value	25,938,711
Dividends and interest receivable	52,453
Receivable for investments sold	137,720
Prepaid expenses	183

Total Assets	26,129,067

Liabilities:
Cash overdraft	69,355
Payable for investments purchased	15,757
Payable for capital shares redeemed	291,450
Advisory fees payable	11,222
Management services fees payable	1,496
Administration fees payable	793
Administrative services fees payable	6,970
Distribution fees payable	5,412
Trustee fees payable	1
Transfer agency fees payable	1,262
Fund accounting fees payable	1,594
Compliance services fees payable	533
Other accrued expenses	22,813

Total Liabilities	428,658

Net Assets	$25,700,409

Net Assets consist of:
Capital	$44,935,097
Accumulated net investment income (loss)	938,323
Accumulated net realized gains (losses) on investments	(24,078,001)
Net unrealized appreciation (depreciation) on investments	3,904,990

Net Assets	$25,700,409

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,416,934

Net Asset Value (offering and redemption price per share)	$18.14

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$400,101
Interest	14

Total Investment Income	400,115

Expenses:
Advisory fees	86,665
Management services fees	11,555
Administration fees	5,340
Transfer agency fees	8,271
Administrative services fees	38,900
Distribution fees	28,888
Custody fees	19,052
Fund accounting fees	12,350
Trustee fees	195
Compliance services fees	64
Other fees	16,089

Total Gross Expenses before reductions	227,369
Less Expenses reduced by the Advisor	(36,971)

Total Net Expenses	190,398

Net Investment Income (Loss)	209,717

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,716,600)
Change in net unrealized appreciation/depreciation on investments	2,976,001

Net Realized and Unrealized Gains (Losses) on Investments	(1,740,599)

Change in Net Assets Resulting from Operations	$(1,530,882)

See accompanying notes to the financial statements.
6

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$209,717	$728,606
Net realized gains (losses) on investments	(4,716,600)	(13,678,270)
Change in net unrealized appreciation/depreciation on investments	2,976,001	(8,711,856)

Change in net assets resulting from operations	(1,530,882)	(21,661,520)

Distributions to Shareholders From:
Net investment income	—	(894,434)
Net realized gains on investments	—	(6,697,063)

Change in net assets resulting from distributions	—	(7,591,497)

Capital Transactions:
Proceeds from shares issued	28,028,980	141,838,727
Dividends reinvested	—	7,591,497
Value of shares redeemed	(33,991,651)	(157,920,366)

Change in net assets resulting from capital transactions	(5,962,671)	(8,490,142)

Change in net assets	(7,493,553)	(37,743,159)
Net Assets:
Beginning of period	33,193,962	70,937,121

End of period	$25,700,409	$33,193,962

Accumulated net investment income (loss)	$938,323	$728,606

Share Transactions:
Issued	1,665,020	5,150,281
Reinvested	—	294,587
Redeemed	(2,040,576)	(5,547,433)

Change in shares	(375,556)	(102,565)

See accompanying notes to the financial statements.
7

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	year ended	May 3, 2004 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)
	(unaudited)

Net Asset Value, Beginning of Period	$ 18.52		$ 37.43	$ 40.02	$ 34.26	$ 33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.15		0.49	0.32	0.24	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	(0.53)		(14.16)	(0.16)	6.09	0.94	3.48

Total income (loss) from investment activities	(0.38)		(13.67)	0.16	6.33	1.07	3.48

Distributions to Shareholders From:
Net investment income	—		(0.62)	(0.28)	(0.06)	— (c)	—
Net realized gains on investments	—		(4.62)	(2.47)	(0.51)	(0.29)	—

Total distributions	—		(5.24)	(2.75)	(0.57)	(0.29)	—

Net Asset Value, End of Period	$ 18.14		$ 18.52	$ 37.43	$ 40.02	$ 34.26	$33.48

Total Return	(2.05	)%(d)	(40.46)%	0.15%	18.67%	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.97%		1.82%	1.72%	1.74%	2.00%	2.04%
Net expenses(e)	1.65%		1.63%	1.63%	1.70%	1.98%	1.98%
Net investment income (loss)(e)	1.82%		1.69%	0.77%	0.66%	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$25,700		$33,194	$70,937	$156,784	$79,122	$4,922
Portfolio turnover rate(f)	104	%(d)	304%	250%	277%	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
8

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	7.9%
Microsoft Corp.	4.2%
Johnson & Johnson	3.6%
ChevronTexaco Corp.	3.1%
Apple Computer, Inc.	2.9%

S&P 500/Citigroup Growth Index - Composition

% of Index

Consumer Non-Cyclical	26%
Energy	21%
Technology	18%
Communications	11%
Consumer Cyclical	9%
Industrial	8%
Financial	5%
Basic Materials	2%

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (99.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,200	$312,520
Abbott Laboratories (Pharmaceuticals)	5,720	269,069
Abercrombie & Fitch Co.—Class A (Retail)	520	13,203
Adobe Systems, Inc.* (Software)	3,900	110,370
Advanced Micro Devices, Inc.* (Semiconductors)	1,560	6,037
Aetna, Inc. (Healthcare-Services)	1,560	39,078
Affiliated Computer Services, Inc.—Class A* (Computers)	520	23,098
AFLAC, Inc. (Insurance)	1,820	56,584
Agilent Technologies, Inc.* (Electronics)	2,600	52,806
Akamai Technologies, Inc.* (Internet)	1,300	24,934
Allegheny Technologies, Inc. (Iron/Steel)	520	18,164
Allergan, Inc. (Pharmaceuticals)	1,040	49,483
Altera Corp. (Semiconductors)	2,080	33,862
Amazon.com, Inc.* (Internet)	2,340	195,764
American Express Co. (Diversified Financial Services)	5,980	138,975
American Tower Corp.* (Telecommunications)	780	24,593
Amgen, Inc.* (Biotechnology)	7,540	399,168
Amphenol Corp.—Class A (Electronics)	1,300	41,132
Anadarko Petroleum Corp. (Oil & Gas)	3,640	165,220
AON Corp. (Insurance)	780	29,539
Apache Corp. (Oil & Gas)	2,600	187,590
Apollo Group, Inc.—Class A* (Commercial Services)	780	55,474
Apple Computer, Inc.* (Computers)	6,500	925,795
Applied Materials, Inc. (Semiconductors)	7,020	77,009
Autodesk, Inc.* (Software)	1,560	29,609
Automatic Data Processing, Inc. (Software)	1,820	64,501
AutoZone, Inc.* (Retail)	260	39,289
Avon Products, Inc. (Cosmetics/Personal Care)	3,120	80,434
Baker Hughes, Inc. (Oil & Gas Services)	2,340	85,270
Ball Corp. (Packaging & Containers)	780	35,225
Bard (C.R.), Inc. (Healthcare-Products)	520	38,714
Baxter International, Inc. (Healthcare-Products)	2,340	123,926
Becton, Dickinson & Co. (Healthcare-Products)	1,040	74,162
Bed Bath & Beyond, Inc.* (Retail)	1,820	55,965
Best Buy Co., Inc. (Retail)	1,560	52,244
Big Lots, Inc.* (Retail)	260	5,468
Biogen Idec, Inc.* (Biotechnology)	2,080	93,912
BJ Services Co. (Oil & Gas Services)	2,080	28,350
Black & Decker Corp. (Hand/Machine Tools)	520	14,903
BMC Software, Inc.* (Software)	1,300	43,927
Boeing Co. (Aerospace/Defense)	2,600	110,500
Boston Scientific Corp.* (Healthcare-Products)	4,160	42,182
Broadcom Corp.—Class A* (Semiconductors)	1,300	32,227
Brown-Forman Corp. (Beverages)	520	22,350
Burlington Northern Santa Fe Corp. (Transportation)	1,040	76,482
C.H. Robinson Worldwide, Inc. (Transportation)	1,300	67,795
CA, Inc. (Software)	1,820	31,723
Cabot Oil & Gas Corp. (Oil & Gas)	780	23,899
Cameron International Corp.* (Oil & Gas Services)	1,560	44,148
Campbell Soup Co. (Food)	1,560	45,895
Caterpillar, Inc. (Machinery-Construction & Mining)	4,420	146,037
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,820	17,035
Celgene Corp.* (Biotechnology)	3,380	161,699
Centex Corp. (Home Builders)	260	2,200
Cephalon, Inc.* (Pharmaceuticals)	260	14,729
CF Industries Holdings, Inc. (Chemicals)	260	19,276
Chesapeake Energy Corp. (Oil & Gas)	4,160	82,493
ChevronTexaco Corp. (Oil & Gas)	14,820	981,825
Chubb Corp. (Insurance)	1,300	51,844
Cintas Corp. (Textiles)	520	11,877
Cisco Systems, Inc.* (Telecommunications)	42,640	794,810
Citrix Systems, Inc.* (Software)	780	24,874
CME Group, Inc. (Diversified Financial Services)	520	161,777
Coach, Inc. (Apparel)	2,340	62,899
Coca-Cola Co. (Beverages)	10,400	499,096
Cognizant Technology Solutions Corp.* (Computers)	2,080	55,536
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,640	257,494
Comcast Corp.-Special Class A (Media)	8,840	128,092
Compuware Corp.* (Software)	1,820	12,485
ConocoPhillips (Oil & Gas)	7,020	295,261
CONSOL Energy, Inc. (Coal)	1,300	44,148
Constellation Brands, Inc.* (Beverages)	520	6,594
Costco Wholesale Corp. (Retail)	1,300	59,410
Coventry Health Care, Inc.* (Healthcare-Services)	780	14,594
Cummins, Inc. (Machinery-Diversified)	1,040	36,618
CVS Corp. (Retail)	5,720	182,296
D.R. Horton, Inc. (Home Builders)	780	7,301
Danaher Corp. (Miscellaneous Manufacturing)	1,820	112,367
DaVita, Inc.* (Healthcare-Services)	780	38,579

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Dean Foods Co.* (Food)	780	$14,968
Deere & Co. (Machinery-Diversified)	1,820	72,709
Dell, Inc.* (Computers)	12,740	174,920
Denbury Resources, Inc.* (Oil & Gas)	1,820	26,809
DENTSPLY International, Inc. (Healthcare-Products)	520	15,870
Devon Energy Corp. (Oil & Gas)	3,380	184,210
DeVry, Inc. (Commercial Services)	260	13,010
Diamond Offshore Drilling, Inc. (Oil & Gas)	260	21,593
DIRECTV Group, Inc.* (Media)	1,560	38,548
Discover Financial Services (Diversified Financial Services)	2,080	21,362
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,040	22,038
Dun & Bradstreet Corp. (Software)	520	42,229
E* TRADE Financial Corp.* (Diversified Financial Services)	3,640	4,659
eBay, Inc.* (Internet)	8,060	138,068
Ecolab, Inc. (Chemicals)	1,300	50,687
Electronic Arts, Inc.* (Software)	1,040	22,589
EMC Corp.* (Computers)	9,880	129,428
Emerson Electric Co. (Electrical Components & Equipment)	3,380	109,512
Ensco International, Inc. (Oil & Gas)	1,040	36,265
EOG Resources, Inc. (Oil & Gas)	1,820	123,614
EQT Corp. (Oil & Gas)	520	18,153
Equifax, Inc. (Commercial Services)	1,040	27,144
Expedia, Inc.* (Internet)	780	11,786
Expeditors International of Washington, Inc. (Transportation)	1,560	52,010
Express Scripts, Inc.* (Pharmaceuticals)	2,080	143,000
Exxon Mobil Corp. (Oil & Gas)	36,140	2,526,547
Family Dollar Stores, Inc. (Retail)	520	14,716
Fastenal Co. (Distribution/Wholesale)	1,040	34,497
Federated Investors, Inc.—Class B (Diversified Financial Services)	520	12,527
FedEx Corp. (Transportation)	1,300	72,306
First Horizon National Corp.* (Banks)	780	9,360
Fiserv, Inc.* (Software)	1,040	47,528
FLIR Systems, Inc.* (Electronics)	1,040	23,462
Fluor Corp. (Engineering & Construction)	780	40,006
FMC Technologies, Inc.* (Oil & Gas Services)	1,040	39,083
Forest Laboratories, Inc.* (Pharmaceuticals)	2,340	58,757
Franklin Resources, Inc. (Diversified Financial Services)	1,040	74,890
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,120	156,343
GameStop Corp.—Class A* (Retail)	1,300	28,613
General Dynamics Corp. (Aerospace/Defense)	1,560	86,408
General Mills, Inc. (Food)	1,300	72,826
Genzyme Corp.* (Biotechnology)	1,040	57,897
Gilead Sciences, Inc.* (Pharmaceuticals)	4,420	207,033
Google, Inc.—Class A* (Internet)	1,820	767,294
Halliburton Co. (Oil & Gas Services)	3,380	69,966
Harley-Davidson, Inc. (Leisure Time)	1,040	16,858
Harman International Industries, Inc. (Home Furnishings)	260	4,888
Harris Corp. (Telecommunications)	1,040	29,494
Heinz (H.J.) Co. (Food)	1,300	46,410
Hess Corp. (Oil & Gas)	2,080	111,800
Hewlett-Packard Co. (Computers)	11,440	442,156
Home Depot, Inc. (Retail)	7,800	184,314
Hormel Foods Corp. (Food)	260	8,980
Hospira, Inc.* (Pharmaceuticals)	520	20,030
Hudson City Bancorp, Inc. (Savings & Loans)	2,340	31,099
Humana, Inc.* (Healthcare-Services)	780	25,163
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,560	58,250
IMS Health, Inc. (Software)	1,300	16,510
Intel Corp. (Semiconductors)	19,760	327,028
IntercontinentalExchange, Inc.* (Diversified Financial Services)	520	59,405
International Business Machines Corp. (Computers)	7,020	733,028
International Flavors & Fragrances, Inc. (Chemicals)	260	8,507
Intuit, Inc.* (Software)	2,340	65,894
Intuitive Surgical, Inc.* (Healthcare-Products)	260	42,552
Iron Mountain, Inc.* (Commercial Services)	780	22,425
ITT Industries, Inc. (Miscellaneous Manufacturing)	780	34,710
Jacobs Engineering Group, Inc.* (Engineering & Construction)	520	21,887
Johnson & Johnson (Healthcare-Products)	20,280	1,151,904
Juniper Networks, Inc.* (Telecommunications)	1,560	36,816
KB Home (Home Builders)	260	3,557
Kellogg Co. (Food)	1,820	84,757
Kimberly-Clark Corp. (Household Products/Wares)	1,820	95,423
King Pharmaceuticals, Inc.* (Pharmaceuticals)	780	7,511
Kohls Corp.* (Retail)	1,560	66,690
Kroger Co. (Food)	1,820	40,131
L-3 Communications Holdings, Inc. (Aerospace/Defense)	520	36,078
Laboratory Corp. of America Holdings* (Healthcare-Services)	780	52,876
Leucadia National Corp.* (Holding Companies-Diversified)	780	16,450
Lexmark International, Inc.—Class A* (Computers)	520	8,242
Life Technologies Corp.* (Biotechnology)	520	21,694
Lockheed Martin Corp. (Aerospace/Defense)	2,340	188,721
Loews Corp. (Insurance)	1,040	28,496
Lowe’s Cos., Inc. (Retail)	7,800	151,398
LSI Logic Corp.* (Semiconductors)	1,820	8,299
Marathon Oil Corp. (Oil & Gas)	3,120	94,006
Marriott International, Inc.—Class A (Lodging)	1,565	34,540
MasterCard, Inc.—Class A (Software)	520	87,001
MBIA, Inc.* (Insurance)	520	2,252
McAfee, Inc.* (Internet)	520	21,939
McCormick & Co., Inc. (Food)	520	16,916
McDonald’s Corp. (Retail)	4,160	239,158
McGraw-Hill Cos., Inc. (Media)	2,340	70,457
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,300	59,293
Medtronic, Inc. (Healthcare-Products)	8,320	290,285
MEMC Electronic Materials, Inc.* (Semiconductors)	1,560	27,784
MetroPCS Communications, Inc.* (Telecommunications)	780	10,382
Microsoft Corp. (Software)	56,680	1,347,284
Millipore Corp.* (Biotechnology)	260	18,255
Monsanto Co. (Agriculture)	2,340	173,956
Monster Worldwide, Inc.* (Internet)	260	3,071
Moody’s Corp. (Commercial Services)	520	13,702
Motorola, Inc. (Telecommunications)	16,900	112,047
Murphy Oil Corp. (Oil & Gas)	1,300	70,616
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,300	16,965
Nabors Industries, Ltd.* (Oil & Gas)	2,080	32,406
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	520	11,081
National Semiconductor Corp. (Semiconductors)	1,560	19,578
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,820	59,441
NetApp, Inc.* (Computers)	2,340	46,145
Newmont Mining Corp. (Mining)	1,300	53,131
NIKE, Inc.—Class B (Apparel)	2,860	148,091
Noble Energy, Inc. (Oil & Gas)	780	45,997
Nordstrom, Inc. (Retail)	780	15,514
Norfolk Southern Corp. (Transportation)	1,300	48,971
Northern Trust Corp. (Banks)	780	41,870

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Novell, Inc.* (Software)	1,300	$5,889
Novellus Systems, Inc.* (Semiconductors)	260	4,342
Nucor Corp. (Iron/Steel)	2,340	103,966
NVIDIA Corp.* (Semiconductors)	2,600	29,354
NYSE Euronext (Diversified Financial Services)	1,820	49,595
O’Reilly Automotive, Inc.* (Retail)	520	19,802
Occidental Petroleum Corp. (Oil & Gas)	4,160	273,770
Omnicom Group, Inc. (Advertising)	1,560	49,265
Oracle Corp. (Software)	28,080	601,474
Owens-Illinois, Inc.* (Packaging & Containers)	260	7,283
PACCAR, Inc. (Auto Manufacturers)	2,600	84,526
Pactiv Corp.* (Packaging & Containers)	520	11,300
Pall Corp. (Miscellaneous Manufacturing)	520	13,811
Parker Hannifin Corp. (Miscellaneous Manufacturing)	780	33,509
Patterson Cos., Inc.* (Healthcare-Products)	780	16,926
Paychex, Inc. (Commercial Services)	2,340	58,968
Peabody Energy Corp. (Coal)	1,300	39,208
PepsiCo, Inc. (Beverages)	11,440	628,742
Pioneer Natural Resources Co. (Oil & Gas)	520	13,260
Pitney Bowes, Inc. (Office/Business Equipment)	1,040	22,807
Polo Ralph Lauren Corp. (Apparel)	260	13,920
Praxair, Inc. (Chemicals)	1,560	110,869
Precision Castparts Corp. (Metal Fabricate/Hardware)	520	37,976
Procter & Gamble Co. (Cosmetics/Personal Care)	15,080	770,588
Progressive Corp.* (Insurance)	4,940	74,643
Pulte Homes, Inc. (Home Builders)	780	6,887
QLogic Corp.* (Semiconductors)	520	6,594
Qualcomm, Inc. (Telecommunications)	12,220	552,344
Quanta Services, Inc.* (Commercial Services)	520	12,028
Quest Diagnostics, Inc. (Healthcare-Services)	780	44,015
Questar Corp. (Pipelines)	1,300	40,443
RadioShack Corp. (Retail)	520	7,259
Range Resources Corp. (Oil & Gas)	1,040	43,066
Republic Services, Inc. (Environmental Control)	1,300	31,733
Robert Half International, Inc. (Commercial Services)	1,040	24,565
Rockwell Collins, Inc. (Aerospace/Defense)	1,300	54,249
Rockwell International Corp. (Machinery-Diversified)	1,040	33,405
Salesforce.com, Inc.* (Software)	780	29,773
SanDisk Corp.* (Computers)	1,560	22,916
Schlumberger, Ltd. (Oil & Gas Services)	8,840	478,332
Scripps Networks Interactive—Class A (Entertainment)	260	7,236
Sealed Air Corp. (Packaging & Containers)	780	14,391
Sears Holdings Corp.* (Retail)	520	34,590
Sherwin-Williams Co. (Chemicals)	780	41,925
Sigma-Aldrich Corp. (Chemicals)	520	25,771
SLM Corp.* (Diversified Financial Services)	3,380	34,713
Smith International, Inc. (Oil & Gas Services)	1,560	40,170
Southwest Airlines Co. (Airlines)	2,080	13,998
Southwestern Energy Co.* (Oil & Gas)	1,560	60,606
Sprint Nextel Corp.* (Telecommunications)	7,540	36,267
St. Jude Medical, Inc.* (Healthcare-Products)	2,600	106,860
Staples, Inc. (Retail)	2,860	57,686
Starbucks Corp.* (Retail)	5,460	75,839
State Street Corp. (Banks)	1,560	73,632
Stericycle, Inc.* (Environmental Control)	260	13,398
Stryker Corp. (Healthcare-Products)	1,820	72,327
Sunoco, Inc. (Oil & Gas)	780	18,096
Symantec Corp.* (Internet)	3,380	52,593
Sysco Corp. (Food)	4,420	99,362
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,300	54,171
Target Corp. (Retail)	2,860	112,884
Tellabs, Inc.* (Telecommunications)	1,040	5,959
Teradata Corp.* (Computers)	520	12,184
Texas Instruments, Inc. (Semiconductors)	9,360	199,368
The Charles Schwab Corp. (Diversified Financial Services)	4,680	82,087
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	780	25,483
The Gap, Inc. (Retail)	1,560	25,584
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,640	536,682
The Hershey Co. (Food)	1,300	46,800
The Pepsi Bottling Group, Inc. (Beverages)	520	17,597
Thermo Electron Corp.* (Electronics)	1,300	53,001
Time Warner Cable, Inc. (Media)	1,040	32,937
Titanium Metals Corp. (Mining)	520	4,779
TJX Cos., Inc. (Retail)	3,120	98,155
Torchmark Corp. (Insurance)	260	9,630
Total System Services, Inc. (Software)	1,560	20,888
United Parcel Service, Inc.—Class B (Transportation)	4,160	207,958
United Technologies Corp. (Aerospace/Defense)	3,900	202,644
UnitedHealth Group, Inc. (Healthcare-Services)	8,840	220,823
Varian Medical Systems, Inc.* (Healthcare-Products)	1,040	36,546
Ventas, Inc. (REIT)	520	15,527
VeriSign, Inc.* (Internet)	1,300	24,024
Viacom, Inc.—Class B* (Media)	4,420	100,334
W.W. Grainger, Inc. (Distribution/Wholesale)	260	21,289
Wal-Mart Stores, Inc. (Retail)	10,400	503,776
Walgreen Co. (Retail)	4,160	122,304
Walt Disney Co. (Media)	5,460	127,382
Waters Corp.* (Electronics)	780	40,147
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	260	8,752
WellPoint, Inc.* (Healthcare-Services)	1,560	79,388
Western Digital Corp.* (Computers)	1,560	41,340
Western Union Co. (Commercial Services)	5,200	85,280
Wyeth (Pharmaceuticals)	5,720	259,631
Wynn Resorts, Ltd.* (Lodging)	520	18,356
Xilinx, Inc. (Semiconductors)	1,300	26,598
XTO Energy, Inc. (Oil & Gas)	4,160	158,662
Yahoo!, Inc.* (Internet)	10,400	162,864
YUM! Brands, Inc. (Retail)	3,380	112,689
Zimmer Holdings, Inc.* (Healthcare-Products)	1,560	66,456

TOTAL COMMON STOCKS
(Cost $24,934,979)		31,677,439

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $145,000 (Collateralized by $144,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $148,002)	$145,000	145,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $42,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $45,328)	42,000	42,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $208,000 (Collateralized by $198,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $212,171)	208,000	208,000

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $3,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $3,012)	$2,000	$2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $397,000)		397,000

TOTAL INVESTMENT SECURITIES
(Cost $25,331,979)—100.4%		32,074,439
Net other assets (liabilities)—(0.4)%		(122,653)

NET ASSETS—100.0%		$31,951,786

* Non-income producing security

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	0.5%
Airlines	NM
Apparel	0.7%
Auto Manufacturers	0.3%
Banks	0.3%
Beverages	3.9%
Biotechnology	2.5%
Chemicals	0.8%
Coal	0.2%
Commercial Services	1.0%
Computers	8.1%
Cosmetics/Personal Care	3.6%
Distribution/Wholesale	0.2%
Diversified Financial Services	3.9%
Electrical Components & Equipment	0.3%
Electronics	0.7%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.1%
Food	1.3%
Hand/Machine Tools	NM
Healthcare-Products	6.4%
Healthcare-Services	1.5%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.3%
Insurance	0.8%
Internet	4.4%
Iron/Steel	0.4%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.5%
Machinery-Diversified	0.4%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	1.8%
Office/Business Equipment	0.1%
Oil & Gas	17.7%
Oil & Gas Services	2.6%
Packaging & Containers	0.1%
Pharmaceuticals	3.4%
Pipelines	0.1%
REIT	0.1%
Real Estate	0.1%
Retail	7.4%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	8.2%
Telecommunications	5.0%
Textiles	NM
Transportation	1.7%
Other**	0.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Large-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$25,331,979

Securities, at value	31,677,439
Repurchase agreements, at value	397,000

Total Investment Securities, at value	32,074,439
Cash	118
Dividends and interest receivable	20,237
Receivable for capital shares issued	293
Prepaid expenses	228

Total Assets	32,095,315

Liabilities:
Payable for investments purchased	53,385
Payable for capital shares redeemed	32,046
Advisory fees payable	14,523
Management services fees payable	1,936
Administration fees payable	933
Administrative services fees payable	8,323
Distribution fees payable	6,436
Trustee fees payable	1
Transfer agency fees payable	1,485
Fund accounting fees payable	1,877
Compliance services fees payable	677
Other accrued expenses	21,907

Total Liabilities	143,529

Net Assets	$31,951,786

Net Assets consist of:
Capital	$43,229,213
Accumulated net investment income (loss)	24,356
Accumulated net realized gains (losses) on investments	(18,044,243)
Net unrealized appreciation (depreciation) on investments	6,742,460

Net Assets	$31,951,786

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,308,737

Net Asset Value (offering and redemption price per share)	$24.41

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$250,576
Interest	35

Total Investment Income	250,611

Expenses:
Advisory fees	103,024
Management services fees	13,736
Administration fees	6,111
Transfer agency fees	9,445
Administrative services fees	46,759
Distribution fees	34,341
Custody fees	12,104
Fund accounting fees	13,485
Trustee fees	217
Compliance services fees	211
Other fees	18,756

Total Gross Expenses before reductions	258,189
Less Expenses reduced by the Advisor	(31,934)

Total Net Expenses	226,255

Net Investment Income (Loss)	24,356

Realized and Unrealized Gains (Losses) on Investments:

Net realized gains (losses) on investment securities	(1,153,017)
Change in net unrealized appreciation/depreciation on investments	3,694,475

Net Realized and Unrealized Gains (Losses) on Investments	2,541,458

Change in Net Assets Resulting from Operations	$2,565,814

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$24,356	$(99,093)
Net realized gains (losses) on investments	(1,153,017)	(11,485,183)
Change in net unrealized appreciation/depreciation on investments	3,694,475	(9,885,425)

Change in net assets resulting from operations	2,565,814	(21,469,701)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,015,452)

Change in net assets resulting from distributions	—	(1,015,452)

Capital Transactions:
Proceeds from shares issued	48,428,220	147,399,662
Dividends reinvested	—	1,015,452
Value of shares redeemed	(42,784,668)	(178,022,133)

Change in net assets resulting from capital transactions	5,643,552	(29,607,019)

Change in net assets	8,209,366	(52,092,172)
Net Assets:
Beginning of period	23,742,420	75,834,592

End of period	$31,951,786	$23,742,420

Accumulated net investment income (loss)	$24,356	$—

Share Transactions:
Issued	2,221,587	4,881,702
Reinvested	—	33,250
Redeemed	(1,950,794)	(5,982,201)

Change in shares	270,793	(1,067,249)

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	year ended	May 3, 2004 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004(a)
	(unaudited)

Net Asset Value, Beginning of Period	$22.87		$36.02	$34.28	$31.83	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	0.02		(0.05)	(0.09)	(0.09)	(0.14)	0.04
Net realized and unrealized
gains (losses) on investments	1.52		(12.62)	2.47	2.95	0.42	1.57

Total income (loss) from
investment activities	1.54		(12.67)	2.38	2.86	0.28	1.61

Distributions to Shareholders From:
Net investment income	—		—	—	—	— (c)	—
Net realized gains on investments	—		(0.48)	(0.64)	(0.41)	(0.06)	—

Total distributions	—		(0.48)	(0.64)	(0.41)	(0.06)	—

Net Asset Value, End of Period	$24.41		$22.87	$36.02	$34.28	$31.83	$31.61

Total Return	6.73	%(d)	(35.52)%	6.96%	9.06%	0.90%	5.37	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.88%		1.77%	1.72%	1.76%	1.94%	3.06%
Net expenses(e)	1.65%		1.63%	1.65%	1.73%	1.94%	1.98%
Net investment income (loss)(e)	0.18%		(0.17)%	(0.24)%	(0.27)%	(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$31,952		$23,742	$75,835	$76,688	$83,512	$3,901
Portfolio turnover rate(f)	145	%(d)	239%	298%	230%	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

15

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Atmos Energy Corp.	1.4%
Senior Housing Properties Trust	1.2%
New Jersey Resources Corp.	1.0%
Rock-Tenn Co.—Class A	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value
Index - Composition
% of Index

Financial	23%
Industrial	19%
Consumer Non-Cyclical	16%
Consumer Cyclical	15%
Technology	9%
Utilities	9%
Basic Materials	4%
Communications	4%
Energy	1%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (100.2%)
	Shares	Value

ABM Industries, Inc. (Commercial Services)	4,956	$89,555
Acadia Realty Trust (REIT)	4,425	57,746
Actel Corp.* (Semiconductors)	1,770	18,992
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,124	59,578
Adaptec, Inc.* (Telecommunications)	13,452	35,648
Administaff, Inc. (Commercial Services)	2,478	57,663
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,540	31,825
Agilysys, Inc. (Computers)	2,478	11,597
Albany International Corp.—Class A (Machinery-Diversified)	3,009	34,242
Align Technology, Inc.* (Healthcare-Products)	4,248	45,029
ALLETE, Inc. (Electric)	3,009	86,509
Alliance One International, Inc.* (Agriculture)	9,735	36,993
Almost Family, Inc.* (Healthcare-Services)	177	4,621
AMCOL International Corp. (Mining)	885	19,098
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,071	64,322
American Public Education, Inc.* (Commercial Services)	531	21,033
American States Water Co. (Water)	1,947	67,444
American Vanguard Corp. (Chemicals)	531	6,000
AMERIGROUP Corp.* (Healthcare-Services)	5,841	156,831
AMN Healthcare Services, Inc.* (Commercial Services)	1,239	7,905
Analogic Corp. (Electronics)	1,416	52,321
Anixter International, Inc.* (Telecommunications)	1,416	53,227
Apogee Enterprises, Inc. (Building Materials)	3,009	37,011
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,071	80,199
Applied Signal Technology, Inc. (Telecommunications)	531	13,546
Arbitron, Inc. (Commercial Services)	1,593	25,313
Arch Chemicals, Inc. (Chemicals)	2,832	69,639
Arctic Cat, Inc. (Leisure Time)	1,239	5,006
Arkansas Best Corp. (Transportation)	2,832	74,623
ArQule, Inc.* (Biotechnology)	2,124	13,041
Arris Group, Inc.* (Telecommunications)	4,956	60,265
ATC Technology Corp.* (Auto Parts & Equipment)	1,239	17,965
Atmos Energy Corp. (Gas)	10,089	252,629
Atwood Oceanics, Inc.* (Oil & Gas)	2,655	66,136
Audiovox Corp.—Class A* (Telecommunications)	2,124	12,447
Avid Technology, Inc.* (Software)	3,363	45,098
Avista Corp. (Electric)	6,018	107,181
AZZ, Inc.* (Miscellaneous Manufacturing)	708	24,362
Badger Meter, Inc. (Electronics)	708	29,028
Baldor Electric Co. (Hand/Machine Tools)	5,133	122,114
Bank Mutual Corp. (Banks)	5,133	44,760
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,602	54,718
Belden, Inc. (Electrical Components & Equipment)	5,133	85,721
Benchmark Electronics, Inc.* (Electronics)	3,363	48,427
Big 5 Sporting Goods Corp. (Retail)	2,301	25,449
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	354	11,190
BioMed Realty Trust, Inc. (REIT)	10,620	108,643
Black Box Corp. (Telecommunications)	1,947	65,166
Blue Coat Systems, Inc.* (Internet)	2,655	43,914
Blue Nile, Inc.* (Internet)	708	30,437
Boston Private Financial Holdings, Inc. (Banks)	7,080	31,718
Bowne & Co., Inc. (Commercial Services)	3,009	19,589
Brady Corp.—Class A (Electronics)	2,124	53,355
Briggs & Stratton Corp. (Machinery-Diversified)	5,487	73,197
Brightpoint, Inc.* (Distribution/Wholesale)	5,664	35,513
Bristow Group, Inc.* (Transportation)	1,770	52,445
Brookline Bancorp, Inc. (Savings & Loans)	6,549	61,037
Brooks Automation, Inc.* (Semiconductors)	3,717	16,652
Brown Shoe Co., Inc. (Retail)	4,779	34,600
Brunswick Corp. (Leisure Time)	9,735	42,055
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,248	19,074
Buffalo Wild Wings, Inc.* (Retail)	1,239	40,292
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,832	5,664
Cabela’s, Inc.* (Retail)	4,425	54,427
Cabot Microelectronics Corp.* (Chemicals)	1,239	35,051
Cal-Maine Foods, Inc. (Food)	708	17,672
Calgon Carbon Corp.* (Environmental Control)	3,894	54,088
California Pizza Kitchen, Inc.* (Retail)	1,416	18,819

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Cambrex Corp.* (Biotechnology)	1,062	$4,375
Cascade Corp. (Machinery-Diversified)	354	5,568
Casey’s General Stores, Inc. (Retail)	2,301	59,113
Cash America International, Inc. (Retail)	1,416	33,120
CDI Corp. (Commercial Services)	1,416	15,788
Cedar Shopping Centers, Inc. (REIT)	4,956	22,401
Centene Corp.* (Healthcare-Services)	4,779	95,484
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,611	74,968
Central Pacific Financial Corp. (Banks)	3,186	11,947
Central Vermont Public Service Corp. (Electric)	1,239	22,426
Century Aluminum Co.* (Mining)	6,195	38,595
CH Energy Group, Inc. (Electric)	1,770	82,659
Charlotte Russe Holding, Inc.* (Retail)	2,301	29,637
Checkpoint Systems, Inc.* (Electronics)	4,248	66,651
Christopher & Banks Corp. (Retail)	3,894	26,129
Ciber, Inc.* (Computers)	6,726	20,851
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,062	25,074
CKE Restaurants, Inc. (Retail)	2,478	21,013
Clarcor, Inc. (Miscellaneous Manufacturing)	2,655	77,499
Clearwater Paper Corp.* (Forest Products & Paper)	531	13,429
Cognex Corp. (Machinery-Diversified)	2,301	32,513
Cohu, Inc. (Semiconductors)	1,062	9,537
Colonial Properties Trust (REIT)	5,310	39,294
Columbia Banking System, Inc. (Banks)	1,947	19,918
Community Bank System, Inc. (Banks)	3,540	51,542
Computer Programs & Systems, Inc. (Software)	177	6,781
comScore, Inc.* (Internet)	1,062	14,146
CONMED Corp.* (Healthcare-Products)	1,947	30,217
Consolidated Graphics, Inc.* (Commercial Services)	1,239	21,583
Cooper Cos., Inc. (Healthcare-Products)	2,478	61,281
CorVel Corp.* (Commercial Services)	354	8,061
Cross Country Healthcare, Inc.* (Commercial Services)	3,363	23,104
CryoLife, Inc.* (Biotechnology)	2,301	12,748
CSG Systems International, Inc.* (Software)	1,770	23,435
CTS Corp. (Electronics)	3,717	24,346
Cubic Corp. (Electronics)	885	31,674
Cyberonics, Inc.* (Healthcare-Products)	1,770	29,435
Cypress Semiconductor Corp.* (Semiconductors)	15,753	144,928
Delphi Financial Group, Inc.—Class A (Insurance)	4,779	92,856
DiamondRock Hospitality Co. (REIT)	11,859	74,237
Digi International, Inc.* (Software)	1,062	10,354
Dime Community Bancshares, Inc. (Savings & Loans)	2,832	25,800
DineEquity, Inc. (Retail)	1,770	55,206
DSP Group, Inc.* (Semiconductors)	2,478	16,751
DTS, Inc.* (Home Furnishings)	1,239	33,540
E.W. Scripps Co. (Media)	3,186	6,659
EastGroup Properties, Inc. (REIT)	2,832	93,513
Eclipsys Corp.* (Software)	4,071	72,382
El Paso Electric Co.* (Electric)	2,832	39,535
EMCOR Group, Inc.* (Engineering & Construction)	7,257	146,011
EMS Technologies, Inc.* (Telecommunications)	1,239	25,895
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,124	38,253
Entertainment Properties Trust (REIT)	3,894	80,216
Enzo Biochem, Inc.* (Biotechnology)	2,655	11,762
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,593	71,366
Esterline Technologies Corp.* (Aerospace/Defense)	1,770	47,914
Ethan Allen Interiors, Inc. (Home Furnishings)	3,186	33,007
Exar Corp.* (Semiconductors)	2,832	20,362
Extra Space Storage, Inc. (REIT)	9,558	79,809
FairPoint Communications, Inc. (Telecommunications)	9,912	5,947
FEI Co.* (Electronics)	2,655	60,799
Financial Federal Corp. (Diversified Financial Services)	2,832	58,198
First BanCorp (Banks)	3,894	15,381
First Commonwealth Financial Corp. (Banks)	8,319	52,742
First Financial Bancorp (Banks)	4,602	34,607
First Financial Bankshares, Inc. (Banks)	1,062	53,482
First Midwest Bancorp, Inc. (Banks)	5,310	38,816
Forestar Group, Inc.* (Real Estate)	3,894	46,261
Forrester Research, Inc.* (Commercial Services)	708	17,381
Franklin Street Properties Corp. (REIT)	6,549	86,774
Fred’s, Inc. (Retail)	4,425	55,755
Frontier Financial Corp. (Banks)	5,133	6,211
Fuller (H.B.) Co. (Chemicals)	5,310	99,722
G & K Services, Inc. (Textiles)	2,124	44,923
GenCorp, Inc.* (Aerospace/Defense)	5,487	10,480
General Communication, Inc.—Class A* (Telecommunications)	2,655	18,399
Genesco, Inc.* (Retail)	885	16,647
Genoptix, Inc.* (Healthcare-Services)	531	16,987
Gentiva Health Services, Inc.* (Healthcare-Services)	1,770	29,134
Gerber Scientific, Inc.* (Machinery-Diversified)	2,655	6,637
Gibraltar Industries, Inc. (Iron/Steel)	3,009	20,672
Glacier Bancorp, Inc. (Banks)	3,186	47,057
Greatbatch, Inc.* (Electrical Components & Equipment)	1,416	32,016
Griffon Corp.* (Miscellaneous Manufacturing)	5,310	44,179
Group 1 Automotive, Inc. (Retail)	2,655	69,083
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,593	25,217
Haemonetics Corp.* (Healthcare-Products)	1,416	80,712
Hancock Holding Co. (Banks)	1,239	40,255
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,301	31,271
Hanmi Financial Corp. (Banks)	2,301	4,027
Harmonic, Inc.* (Telecommunications)	10,620	62,552
Haverty Furniture Cos., Inc. (Retail)	2,124	19,435
Healthcare Services Group, Inc. (Commercial Services)	2,478	44,307
HealthSpring, Inc.* (Healthcare-Services)	2,478	26,911
Heidrick & Struggles International, Inc. (Commercial Services)	531	9,691
Helen of Troy, Ltd.* (Household Products/Wares)	2,478	41,606
Hillenbrand, Inc. (Commercial Services)	6,726	111,921
HMS Holdings Corp.* (Commercial Services)	1,416	57,659
Holly Corp. (Oil & Gas)	1,062	19,095
Home Bancshares, Inc. (Banks)	531	10,110
Home Properties, Inc. (REIT)	3,540	120,714
Hot Topic, Inc.* (Retail)	1,770	12,939
Hub Group, Inc.—Class A* (Transportation)	1,947	40,186
Hutchinson Technology, Inc.* (Computers)	2,655	5,177
Iconix Brand Group, Inc.* (Apparel)	3,894	59,890
Independent Bank Corp./MA (Banks)	1,416	27,895
Independent Bank Corp./MI (Banks)	2,124	2,804
Infinity Property & Casualty Corp. (Insurance)	708	25,814
Informatica Corp.* (Software)	5,664	97,364
Inland Real Estate Corp. (REIT)	8,142	56,994
Insight Enterprises, Inc.* (Retail)	5,133	49,585
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,655	45,055
Interface, Inc.—Class A (Office Furnishings)	6,195	38,409
Intermec, Inc.* (Machinery-Diversified)	3,540	45,666
Interval Leisure Group, Inc.* (Leisure Time)	2,124	19,796
Invacare Corp. (Healthcare-Products)	3,540	62,481
Investment Technology Group, Inc.* (Diversified Financial Services)	2,124	43,308
Iowa Telecommunications Services, Inc. (Telecommunications)	3,540	44,285

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

IPC The Hospitalist Co.* (Healthcare-Services)	531	$14,172
J & J Snack Foods Corp. (Food)	885	31,771
Jack in the Box, Inc.* (Retail)	2,301	51,657
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,416	18,167
JDA Software Group, Inc.* (Software)	3,009	45,015
Jo-Ann Stores, Inc.* (Retail)	2,832	58,537
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,009	37,673
Kaman Corp. (Aerospace/Defense)	2,832	47,294
Kaydon Corp. (Metal Fabricate/Hardware)	1,593	51,868
Keithley Instruments, Inc. (Electronics)	1,416	5,664
Kendle International, Inc.* (Commercial Services)	531	6,499
Kensey Nash Corp.* (Healthcare-Products)	708	18,557
Kilroy Realty Corp. (REIT)	4,779	98,161
Kirby Corp.* (Transportation)	2,301	73,149
Kite Realty Group Trust (REIT)	6,903	20,157
Kopin Corp.* (Semiconductors)	4,956	18,189
La-Z-Boy, Inc. (Home Furnishings)	5,664	26,734
LaBranche & Co., Inc.* (Diversified Financial Services)	3,363	14,461
Laclede Group, Inc. (Gas)	1,062	35,184
Lance, Inc. (Food)	3,540	81,880
Landauer, Inc. (Commercial Services)	354	21,714
Landry’s Restaurants, Inc.* (Retail)	1,416	12,178
LaSalle Hotel Properties (REIT)	3,186	39,315
Lawson Products, Inc. (Metal Fabricate/Hardware)	531	7,545
Lexington Realty Trust (REIT)	9,027	30,692
Lindsay Manufacturing Co. (Machinery-Diversified)	531	17,576
Lithia Motors, Inc.—Class A (Retail)	1,947	17,990
Littelfuse, Inc.* (Electrical Components & Equipment)	1,062	21,198
Live Nation, Inc.* (Commercial Services)	9,204	44,731
Liz Claiborne, Inc. (Apparel)	10,443	30,076
LoJack Corp.* (Electronics)	708	2,967
LTC Properties, Inc. (REIT)	2,478	50,675
Lydall, Inc.* (Miscellaneous Manufacturing)	1,770	6,018
M/I Schottenstein Homes, Inc.* (Home Builders)	1,947	19,061
MagneTek, Inc.* (Electrical Components & Equipment)	3,363	4,675
Manhattan Associates, Inc.* (Computers)	1,062	19,350
Marcus Corp. (Lodging)	2,301	24,207
MarineMax, Inc.* (Retail)	2,124	7,307
Matrix Service Co.* (Oil & Gas Services)	2,832	32,511
MAXIMUS, Inc. (Commercial Services)	1,947	80,314
MedCath Corp.* (Healthcare-Services)	2,124	24,978
Medical Properties Trust, Inc. (REIT)	3,894	23,637
Mercury Computer Systems, Inc.* (Computers)	2,478	22,921
Merit Medical Systems, Inc.* (Healthcare-Products)	1,416	23,081
Methode Electronics, Inc. (Electronics)	4,248	29,821
Microsemi Corp.* (Semiconductors)	4,602	63,508
Mid-America Apartment Communities, Inc. (REIT)	3,186	116,958
Midas, Inc.* (Commercial Services)	1,593	16,695
Mobile Mini, Inc.* (Storage/Warehousing)	1,770	25,966
Moog, Inc.—Class A* (Aerospace/Defense)	2,301	59,389
Movado Group, Inc. (Retail)	1,947	20,521
MTS Systems Corp. (Computers)	885	18,275
Multimedia Games, Inc.* (Leisure Time)	2,478	12,291
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	531	18,511
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,186	26,508
Nash Finch Co. (Food)	1,416	38,317
National Financial Partners (Diversified Financial Services)	4,602	33,687
National Penn Bancshares, Inc. (Banks)	9,204	42,430
National Presto Industries, Inc. (Housewares)	531	40,409
National Retail Properties, Inc. (REIT)	8,850	153,547
NBT Bancorp, Inc. (Banks)	2,124	46,112
NCI Building Systems, Inc.* (Building Materials)	2,124	5,607
Neenah Paper, Inc. (Forest Products & Paper)	1,593	14,034
Neogen Corp.* (Pharmaceuticals)	708	20,518
Network Equipment Technologies, Inc.* (Telecommunications)	3,186	13,572
Neutral Tandem, Inc.* (Telecommunications)	1,062	31,350
New Jersey Resources Corp. (Gas)	4,602	170,458
NewMarket Corp. (Chemicals)	354	23,835
Newport Corp.* (Electronics)	4,071	23,571
Northwest Natural Gas Co. (Gas)	2,832	125,514
Novatel Wireless, Inc.* (Telecommunications)	3,363	30,334
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,593	22,780
O’Charley’s, Inc. (Retail)	2,301	21,284
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,947	20,015
OfficeMax, Inc. (Retail)	8,319	52,243
Old National Bancorp (Banks)	7,257	71,264
Olympic Steel, Inc. (Iron/Steel)	354	8,662
OM Group, Inc.* (Chemicals)	3,363	97,594
Omnicell, Inc.* (Software)	1,593	17,125
On Assignment, Inc.* (Commercial Services)	3,894	15,226
Osteotech, Inc.* (Healthcare-Products)	1,947	8,567
Oxford Industries, Inc. (Apparel)	1,416	16,496
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,301	34,860
PAREXEL International Corp.* (Commercial Services)	3,717	53,450
Parkway Properties, Inc. (REIT)	2,301	29,913
PC-Tel, Inc.* (Internet)	1,239	6,629
Peet’s Coffee & Tea, Inc.* (Beverages)	708	17,842
Penford Corp. (Chemicals)	1,239	7,174
Pennsylvania REIT (REIT)	4,425	22,125
Perry Ellis International, Inc.* (Apparel)	1,239	9,020
PharMerica Corp.* (Pharmaceuticals)	1,593	31,271
Phase Forward, Inc.* (Software)	3,009	45,466
Phoenix Technologies, Ltd.* (Software)	2,478	6,715
Piedmont Natural Gas Co., Inc. (Gas)	4,425	106,687
Pinnacle Entertainment, Inc.* (Entertainment)	3,186	29,598
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,770	77,296
Polaris Industries, Inc. (Leisure Time)	1,416	45,482
PolyOne Corp.* (Chemicals)	10,266	27,821
Post Properties, Inc. (REIT)	4,956	66,609
Presidential Life Corp. (Insurance)	2,301	17,419
ProAssurance Corp.* (Insurance)	1,593	73,613
Progress Software Corp.* (Software)	2,124	44,965
Prosperity Bancshares, Inc. (Banks)	2,301	68,639
PS Business Parks, Inc. (REIT)	1,593	77,165
PSS World Medical, Inc.* (Healthcare-Products)	3,009	55,697
Quaker Chemical Corp. (Chemicals)	1,239	16,466
Quanex Building Products Corp. (Building Materials)	4,071	45,677
Quiksilver, Inc.* (Apparel)	13,983	25,869
Radiant Systems, Inc.* (Computers)	1,239	10,284
RadiSys Corp.* (Computers)	2,655	23,922
RC2 Corp.* (Toys/Games/Hobbies)	1,062	14,050
Red Robin Gourmet Burgers, Inc.* (Retail)	1,770	33,187
Regal-Beloit Corp. (Hand/Machine Tools)	1,770	70,304
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,071	72,952
RehabCare Group, Inc.* (Healthcare-Services)	1,947	46,592
Res-Care, Inc.* (Healthcare-Services)	1,416	20,249
Rewards Network, Inc.* (Commercial Services)	3,009	11,374
RLI Corp. (Insurance)	885	39,648
Robbins & Myers, Inc. (Machinery-Diversified)	3,540	68,145
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,248	162,104
Rogers Corp.* (Electronics)	708	14,323
RTI International Metals, Inc.* (Mining)	1,239	21,893
Ruby Tuesday, Inc.* (Retail)	5,841	38,901
Rudolph Technologies, Inc.* (Semiconductors)	3,363	18,564
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,947	7,613
S&T Bancorp, Inc. (Banks)	1,947	23,676
See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Safety Insurance Group, Inc. (Insurance)	1,770	$54,091
Sanderson Farms, Inc. (Food)	885	39,825
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,894	53,971
ScanSource, Inc.* (Distribution/Wholesale)	1,062	26,040
School Specialty, Inc.* (Retail)	1,770	35,772
Schulman (A.), Inc. (Chemicals)	2,832	42,791
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,770	48,162
Selective Insurance Group, Inc. (Insurance)	2,832	36,165
Senior Housing Properties Trust (REIT)	13,275	216,648
Simmons First National Corp.—Class A (Banks)	885	23,647
Skechers U.S.A., Inc.—Class A* (Apparel)	3,717	36,315
Skyline Corp. (Home Builders)	708	15,399
Skyworks Solutions, Inc.* (Semiconductors)	11,151	109,057
Smith Corp. (Miscellaneous Manufacturing)	2,478	80,708
Sonic Automotive, Inc. (Retail)	3,186	32,370
Sonic Corp.* (Retail)	3,894	39,057
Sonic Solutions* (Electronics)	1,062	3,133
South Financial Group, Inc. (Banks)	17,700	21,063
South Jersey Industries, Inc. (Gas)	3,363	117,335
Southwest Gas Corp. (Gas)	4,956	110,073
Sovran Self Storage, Inc. (REIT)	2,478	60,959
Spartan Motors, Inc. (Auto Parts & Equipment)	3,540	40,108
Spherion Corp.* (Commercial Services)	5,664	23,336
SPSS, Inc.* (Software)	885	29,532
Stage Stores, Inc. (Retail)	4,248	47,153
Standard Microsystems Corp.* (Semiconductors)	1,239	25,338
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,416	11,710
Standard Pacific Corp.* (Home Builders)	10,266	20,840
Standex International Corp. (Miscellaneous Manufacturing)	1,416	16,426
StarTek, Inc.* (Commercial Services)	1,239	9,937
Stein Mart, Inc.* (Retail)	2,832	25,092
Stepan Co. (Chemicals)	885	39,082
Sterling Bancorp (Banks)	1,947	16,257
Sterling Bancshares, Inc. (Banks)	9,027	57,141
Sterling Financial Corp. (Savings & Loans)	5,841	16,997
Stewart Information Services Corp. (Insurance)	1,947	27,745
Stone Energy Corp.* (Oil & Gas)	4,425	32,833
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,416	17,615
Superior Industries International, Inc. (Auto Parts & Equipment)	2,478	34,940
Supertex, Inc.* (Semiconductors)	531	13,333
Susquehanna Bancshares, Inc. (Banks)	9,558	46,739
SWS Group, Inc. (Diversified Financial Services)	1,416	19,782
Symmetricom, Inc.* (Telecommunications)	3,009	17,362
SYNNEX Corp.* (Software)	2,124	53,079
Take-Two Interactive Software, Inc. (Software)	5,664	53,638
Taleo Corp.—Class A* (Software)	1,947	35,572
Tanger Factory Outlet Centers, Inc. (REIT)	4,071	132,023
Technitrol, Inc. (Electronics)	4,602	29,775
Tekelec* (Telecommunications)	4,425	74,473
Tetra Tech, Inc.* (Environmental Control)	4,425	126,776
Texas Industries, Inc. (Building Materials)	3,009	94,362
Texas Roadhouse, Inc.—Class A* (Retail)	2,832	30,897
The Andersons, Inc. (Agriculture)	1,947	58,293
The Buckle, Inc. (Retail)	1,239	39,363
The Cato Corp.—Class A (Retail)	3,186	55,564
The Finish Line, Inc.—Class A (Retail)	6,018	44,654
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,363	14,293
The Hain Celestial Group, Inc.* (Food)	2,301	35,919
The Men’s Wearhouse, Inc. (Retail)	5,664	108,635
The Nautilus Group, Inc.* (Leisure Time)	2,478	2,800
The Navigators Group, Inc.* (Insurance)	708	31,456
The Pep Boys-Manny, Moe & Jack (Retail)	4,779	48,459
The Standard Register Co. (Household Products/Wares)	1,416	4,616
The Steak n Shake Co.* (Retail)	3,186	27,846
Theragenics Corp.* (Pharmaceuticals)	3,717	4,683
THQ, Inc.* (Software)	7,434	53,227
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,947	12,500
Tollgrade Communications, Inc.* (Telecommunications)	885	4,637
Tompkins Financial Corp. (Banks)	531	25,461
Tower Group, Inc. (Insurance)	2,124	52,633
Tredegar Corp. (Miscellaneous Manufacturing)	2,124	28,292
TreeHouse Foods, Inc.* (Food)	1,770	50,923
TriQuint Semiconductor, Inc.* (Semiconductors)	16,284	86,468
Triumph Group, Inc. (Aerospace/Defense)	1,770	70,800
TrueBlue, Inc.* (Commercial Services)	2,124	17,842
TrustCo Bank Corp. NY (Banks)	8,319	49,165
Tuesday Morning Corp.* (Retail)	3,363	11,333
Tween Brands, Inc.* (Retail)	2,655	17,735
UCBH Holdings, Inc. (Banks)	6,195	7,806
UIL Holdings Corp. (Electric)	3,363	75,499
Ultratech Stepper, Inc.* (Semiconductors)	1,770	21,789
UMB Financial Corp. (Banks)	3,186	121,100
Umpqua Holdings Corp. (Banks)	6,549	50,820
UniFirst Corp. (Textiles)	885	32,895
Unisource Energy Corp. (Electric)	3,894	103,347
United Bankshares, Inc. (Banks)	4,071	79,547
United Community Banks, Inc.* (Banks)	1,947	11,663
United Fire & Casualty Co. (Insurance)	2,478	42,498
United Natural Foods, Inc.* (Food)	1,770	46,462
United Stationers, Inc.* (Distribution/Wholesale)	1,416	49,390
Universal Electronics, Inc.* (Home Furnishings)	531	10,710
Universal Forest Products, Inc. (Building Materials)	1,947	64,426
Urstadt Biddle Properties—Class A (REIT)	2,301	32,398
Veeco Instruments, Inc.* (Semiconductors)	3,540	41,029
Vicor Corp. (Electrical Components & Equipment)	2,124	15,335
Volt Information Sciences, Inc.* (Commercial Services)	1,416	8,878
Wabash National Corp. (Auto Manufacturers)	3,363	2,354
Watsco, Inc. (Distribution/Wholesale)	3,186	155,891
Watts Water Technologies, Inc.—Class A (Electronics)	3,186	68,626
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,310	35,683
WD-40 Co. (Household Products/Wares)	885	25,665
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,239	43,179
Whitney Holding Corp. (Banks)	7,434	68,095
Winnebago Industries, Inc. (Home Builders)	1,416	10,521
Wintrust Financial Corp. (Banks)	2,655	42,692
Wolverine World Wide, Inc. (Apparel)	2,301	50,760
World Fuel Services Corp. (Retail)	1,062	43,786
Zale Corp.* (Retail)	3,540	12,178
Zenith National Insurance Corp. (Insurance)	1,770	38,480
Zep, Inc. (Chemicals)	1,062	12,797
Zoll Medical Corp.* (Healthcare-Products)	1,239	23,962

TOTAL COMMON STOCKS
(Cost $13,223,881)		17,519,655

TOTAL INVESTMENT SECURITIES
(Cost $13,223,881)—100.2%		17,519,655
Net other assets (liabilities)—(0.2)%		(36,070)

NET ASSETS—100.0%		$17,483,585

*	Non-income producing security

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Aerospace/Defense	1.4%
Agriculture	0.5%
Apparel	1.4%
Auto Manufacturers	NM
Auto Parts & Equipment	0.6%
Banks	7.8%
Beverages	0.1%
Biotechnology	1.0%
Building Materials	1.4%
Chemicals	2.7%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.3%
Electric	2.9%
Electrical Components & Equipment	1.1%
Electronics	3.2%
Engineering & Construction	1.1%
Entertainment	0.2%
Environmental Control	1.0%
Food	2.1%
Forest Products & Paper	1.7%
Gas	5.2%
Hand/Machine Tools	1.1%
Healthcare-Products	3.5%
Healthcare-Services	2.7%
Home Builders	0.4%
Home Furnishings	0.7%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	2.9%
Internet	0.6%
Iron/Steel	0.2%
Leisure Time	0.7%
Lodging	0.1%
Machinery-Diversified	2.1%
Media	NM
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.2%
Oil & Gas	0.7%
Oil & Gas Services	0.3%
Pharmaceuticals	0.6%
REIT	11.4%
Real Estate	0.3%
Retail	8.9%
Savings & Loans	0.6%
Semiconductors	3.5%
Software	3.8%
Storage/Warehousing	0.2%
Telecommunications	3.4%
Textiles	0.5%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Water	0.4%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,223,881

Securities, at value	17,519,655

Total Investment Securities, at value	17,519,655
Dividends receivable	29,966
Receivable for capital shares issued	5,349
Receivable for investments sold	758,551
Prepaid expenses	187

Total Assets	18,313,708

Liabilities:
Cash overdraft	18,010
Payable for investments purchased	2,246
Payable for capital shares redeemed	776,964
Advisory fees payable	4,977
Management services fees payable	663
Administration fees payable	572
Administrative services fees payable	5,667
Distribution fees payable	4,689
Trustee fees payable	1
Transfer agency fees payable	911
Fund accounting fees payable	1,151
Compliance services fees payable	354
Other accrued expenses	13,918

Total Liabilities	830,123

Net Assets	$17,483,585

Net Assets consist of:
Capital	$35,454,436
Accumulated net investment income (loss)	158,346
Accumulated net realized gains (losses) on investments	(22,424,971)
Net unrealized appreciation (depreciation) on investments	4,295,774

Net Assets	$17,483,585

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	967,343

Net Asset Value (offering and redemption price per share)	$18.07

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$220,512
Interest	17

Total Investment Income	220,529

Expenses:
Advisory fees	65,570
Management services fees	8,743
Administration fees	3,576
Transfer agency fees	5,493
Administrative services fees	28,268
Distribution fees	21,857
Custody fees	26,818
Fund accounting fees	8,761
Trustee fees	139
Compliance services fees	75
Other fees	11,713

Total Gross Expenses before reductions	181,013
Less Expenses reduced by the Advisor	(36,950)

Total Net Expenses	144,063

Net Investment Income (Loss)	76,466

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,282,575)
Change in net unrealized appreciation/depreciation on investments	1,228,952

Net Realized and Unrealized Gains (Losses) on Investments	(2,053,623)

Change in Net Assets Resulting from Operations	$(1,977,157)

See accompanying notes to the financial statements.

21

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$76,466	$81,880
Net realized gains (losses) on investments	(3,282,575)	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	1,228,952	(3,087,907)

Change in net assets resulting from operations	(1,977,157)	(16,951,835)

Distributions to Shareholders From:
Net realized gains on investments	—	(3,171,170)

Change in net assets resulting from distributions	—	(3,171,170)

Capital Transactions:
Proceeds from shares issued	45,267,690	146,366,487
Dividends reinvested	—	3,171,170
Value of shares redeemed	(44,660,321)	(142,531,268)

Change in net assets resulting from capital transactions	607,369	7,006,389

Change in net assets	(1,369,788)	(13,116,616)
Net Assets:
Beginning of period	18,853,373	31,969,989

End of period	$17,483,585	$18,853,373

Accumulated net investment income (loss)	$158,346	$81,880

Share Transactions:
Issued	2,667,599	5,903,407
Reinvested	—	123,922
Redeemed	(2,712,127)	(6,125,024)

Change in shares	(44,528)	(97,695)

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.63		$28.81	$36.64	$32.88	$33.54	$28.97

Investment Activities:
Net investment income (loss)(a)	0.07		0.07	(0.08)	(0.12)	(0.23)	(0.16)
Net realized and unrealized gains (losses) on investments	(0.63)		(8.41)	(2.27)	5.71	1.59	5.92

Total income (loss) from investment activities	(0.56)		(8.34)	(2.35)	5.59	1.36	5.76

Distributions to Shareholders From:
Net realized gains on investments	—		(1.84)	(5.48)	(1.83)	(2.02)	(1.19)

Net Asset Value, End of Period	$18.07		$18.63	$28.81	$36.64	$32.88	$33.54

Total Return	(3.01	)%(b)	(30.68)%	(7.22)%	17.43%	4.00%	20.12%

Ratios to Average Net Assets:
Gross expenses(c)	2.07%		1.93%	1.76%	1.79%	1.91%	1.95%
Net expenses(c)	1.65%		1.63%	1.63%	1.75%	1.91%	1.95%
Net investment income (loss)(c)	0.88%		0.28%	(0.21)%	(0.34)%	(0.69)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$17,484		$18,853	$31,970	$102,760	$62,820	$179,162
Portfolio turnover rate(d)	233	%(b)	459%	291%	436%	573%	819%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Mednax, Inc.	1.2%
Varian Semiconductor Equipment Associates, Inc.	1.1%
Green Mountain Coffee Roasters, Inc.	1.0%
SEACOR SMIT, Inc.	0.9%
Greenhill & Co., Inc.	0.9%

S&P SmallCap 600/Citigroup Growth
Index - Composition
% of Index

Consumer Non-Cyclical	22%
Industrial	21%
Consumer Cyclical	16%
Technology	13%
Financial	11%
Communications	7%
Energy	7%
Basic Materials	2%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Common Stocks (100.1%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	3,444	$41,604
AAR Corp.* (Aerospace/Defense)	8,036	128,978
Abaxis, Inc.* (Healthcare-Products)	4,592	94,320
Actel Corp.* (Semiconductors)	2,296	24,636
Actuant Corp.—Class A (Miscellaneous Manufacturing)	11,480	140,056
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,592	128,806
Aerovironment, Inc.* (Aerospace/Defense)	3,444	106,282
Air Methods Corp.* (Healthcare-Services)	2,296	62,819
Align Technology, Inc.* (Healthcare-Products)	4,592	48,675
Almost Family, Inc.* (Healthcare-Services)	1,148	29,974
AMCOL International Corp. (Mining)	2,870	61,935
Amedisys, Inc.* (Healthcare-Services)	5,740	189,535
American Medical Systems Holdings, Inc.* (Healthcare-Products)	7,462	117,900
American Physicians Capital, Inc. (Insurance)	1,722	67,434
American Public Education, Inc.* (Commercial Services)	2,296	90,945
American Science & Engineering, Inc. (Electronics)	1,722	119,025
American Vanguard Corp. (Chemicals)	3,444	38,917
Amerisafe, Inc.* (Insurance)	4,018	62,520
AMN Healthcare Services, Inc.* (Commercial Services)	4,592	29,297
AmSurg Corp.* (Healthcare-Services)	6,314	135,372
Anixter International, Inc.* (Telecommunications)	3,444	129,460
Applied Signal Technology, Inc. (Telecommunications)	1,722	43,928
Arbitron, Inc. (Commercial Services)	2,296	36,483
ArQule, Inc.* (Biotechnology)	1,722	10,573
Arris Group, Inc.* (Telecommunications)	16,646	202,415
Astec Industries, Inc.* (Machinery-Construction & Mining)	4,018	119,294
ATC Technology Corp.* (Auto Parts & Equipment)	1,722	24,969
ATMI, Inc.* (Semiconductors)	6,314	98,056
Atwood Oceanics, Inc.* (Oil & Gas)	6,314	157,282
Axsys Technologies, Inc.* (Electronics)	1,722	92,368
AZZ, Inc.* (Miscellaneous Manufacturing)	1,148	39,503
Badger Meter, Inc. (Electronics)	1,722	70,602
Balchem Corp. (Chemicals)	4,018	98,521
Bank of the Ozarks, Inc. (Banks)	2,296	49,662
Bankrate, Inc.* (Commercial Services)	2,870	72,439
Basic Energy Services, Inc.* (Oil & Gas Services)	4,592	31,363
Bel Fuse, Inc.—Class B (Electronics)	2,296	36,828
Benchmark Electronics, Inc.* (Electronics)	6,888	99,187
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	1,722	54,432
Blackbaud, Inc. (Software)	9,184	142,811
Blue Coat Systems, Inc.* (Internet)	3,444	56,964
Blue Nile, Inc.* (Internet)	1,722	74,029
Boston Beer Co., Inc.—Class A* (Beverages)	2,296	67,939
Brady Corp.—Class A (Electronics)	6,314	158,608
Bristow Group, Inc.* (Transportation)	2,870	85,038
Brooks Automation, Inc.* (Semiconductors)	6,314	28,287
Brush Engineered Materials, Inc.* (Mining)	4,018	67,301
Buffalo Wild Wings, Inc.* (Retail)	1,722	55,999
Cabot Microelectronics Corp.* (Chemicals)	2,296	64,954
CACI International, Inc.—Class A* (Computers)	6,314	269,671
Cal-Maine Foods, Inc. (Food)	1,148	28,654
Calgon Carbon Corp.* (Environmental Control)	4,018	55,810
California Pizza Kitchen, Inc.* (Retail)	2,296	30,514
Cambrex Corp.* (Biotechnology)	4,018	16,554
Capella Education Co.* (Commercial Services)	2,870	172,056
CARBO Ceramics, Inc. (Oil & Gas Services)	4,018	137,416
Carter’s, Inc.* (Apparel)	11,480	282,523
Cascade Bancorp (Banks)	5,740	8,093
Cascade Corp. (Machinery-Diversified)	1,148	18,058
Casey’s General Stores, Inc. (Retail)	6,314	162,207
Cash America International, Inc. (Retail)	3,444	80,555
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	8,036	200,418
Cbeyond, Inc.* (Telecommunications)	5,166	74,132
CEC Entertainment, Inc.* (Retail)	4,592	135,372
Ceradyne, Inc.* (Miscellaneous Manufacturing)	5,166	91,232
Chattem, Inc.* (Cosmetics/Personal Care)	4,018	273,626
Chemed Corp. (Commercial Services)	4,592	181,292
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,148	27,104
CKE Restaurants, Inc. (Retail)	6,314	53,543
Clarcor, Inc. (Miscellaneous Manufacturing)	5,740	167,551
Clearwater Paper Corp.* (Forest Products & Paper)	1,148	29,033
Cognex Corp. (Machinery-Diversified)	4,018	56,774
Cohu, Inc. (Semiconductors)	2,870	25,773

See accompanying notes to the financial statements.

24

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Coinstar, Inc.* (Commercial Services)	6,314	$168,584
Commvault Systems, Inc.* (Software)	8,610	142,754
Computer Programs & Systems, Inc. (Software)	1,722	65,970
comScore, Inc.* (Internet)	1,722	22,937
Comtech Telecommunications Corp.* (Telecommunications)	5,740	182,991
Concur Technologies, Inc.* (Software)	8,610	267,599
CONMED Corp.* (Healthcare-Products)	2,296	35,634
Cooper Cos., Inc. (Healthcare-Products)	4,592	113,560
CorVel Corp.* (Commercial Services)	1,148	26,140
Cracker Barrel Old Country Store, Inc. (Retail)	4,592	128,117
Crocs, Inc.* (Apparel)	17,220	58,548
CryoLife, Inc.* (Biotechnology)	1,722	9,540
CSG Systems International, Inc.* (Software)	4,018	53,198
Cubic Corp. (Electronics)	1,722	61,630
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	12,054	220,950
Curtiss-Wright Corp. (Aerospace/Defense)	9,184	273,040
Cyberonics, Inc.* (Healthcare-Products)	1,722	28,637
CyberSource Corp.* (Internet)	14,350	219,555
Cymer, Inc.* (Electronics)	6,314	187,715
Daktronics, Inc. (Electronics)	6,888	53,038
Darling International, Inc.* (Environmental Control)	17,220	113,652
DealerTrack Holdings, Inc.* (Internet)	8,036	136,612
Deckers Outdoor Corp.* (Apparel)	2,870	201,675
Deltic Timber Corp. (Forest Products & Paper)	2,296	81,439
Diamond Foods, Inc. (Food)	3,444	96,088
Digi International, Inc.* (Software)	2,870	27,982
Diodes, Inc.* (Semiconductors)	6,888	107,728
Dionex Corp.* (Electronics)	3,444	210,187
Dress Barn, Inc.* (Retail)	9,184	131,331
Drew Industries, Inc.* (Building Materials)	4,018	48,899
Drill-Quip, Inc.* (Oil & Gas Services)	6,314	240,563
DTS, Inc.* (Home Furnishings)	1,148	31,076
Eagle Materials, Inc.—Class A (Building Materials)	9,184	231,804
East West Bancorp, Inc. (Banks)	13,202	85,681
Ebix, Inc.* (Software)	1,722	53,933
Eclipsys Corp.* (Software)	4,018	71,440
eHealth, Inc.* (Insurance)	5,166	91,232
El Paso Electric Co.* (Electric)	4,018	56,091
Electro Scientific Industries, Inc.* (Electronics)	5,740	64,173
Employers Holdings, Inc. (Insurance)	9,758	132,221
EMS Technologies, Inc.* (Telecommunications)	1,148	23,993
Enzo Biochem, Inc.* (Biotechnology)	1,722	7,628
Epicor Software Corp.* (Software)	12,628	66,928
EPIQ Systems, Inc.* (Software)	7,462	114,542
eResearchTechnology, Inc.* (Internet)	8,610	53,468
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,296	102,861
Esterline Technologies Corp.* (Aerospace/Defense)	2,870	77,691
Exar Corp.* (Semiconductors)	4,018	28,889
FARO Technologies, Inc.* (Electronics)	3,444	53,485
FEI Co.* (Electronics)	2,870	65,723
First BanCorp (Banks)	8,610	34,009
First Cash Financial Services, Inc.* (Retail)	5,166	90,508
First Financial Bankshares, Inc. (Banks)	2,296	115,627
Forrester Research, Inc.* (Commercial Services)	1,722	42,275
Forward Air Corp. (Transportation)	5,740	122,377
Gardner Denver, Inc.* (Machinery-Diversified)	10,906	274,504
General Communication, Inc.—Class A* (Telecommunications)	4,018	27,845
Genesco, Inc.* (Retail)	2,296	43,188
Genoptix, Inc.* (Healthcare-Services)	1,148	36,725
Gentiva Health Services, Inc.* (Healthcare-Services)	2,870	47,240
Glacier Bancorp, Inc. (Banks)	6,888	101,736
Greatbatch, Inc.* (Electrical Components & Equipment)	2,296	51,913
Green Mountain Coffee Roasters, Inc.* (Beverages)	5,740	339,349
Greenhill & Co., Inc. (Diversified Financial Services)	4,018	290,140
Haemonetics Corp.* (Healthcare-Products)	2,870	163,590
Hancock Holding Co. (Banks)	2,296	74,597
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,296	31,203
Hanmi Financial Corp. (Banks)	3,444	6,027
Headwaters, Inc.* (Energy-Alternate Sources)	8,610	28,930
Healthcare Services Group, Inc. (Commercial Services)	4,018	71,842
HealthSpring, Inc.* (Healthcare-Services)	5,740	62,336
Healthways, Inc.* (Healthcare-Services)	6,888	92,644
Heartland Express, Inc. (Transportation)	10,906	160,536
Heartland Payment Systems, Inc. (Commercial Services)	5,166	49,439
Heidrick & Struggles International, Inc. (Commercial Services)	2,296	41,902
Helen of Troy, Ltd.* (Household Products/Wares)	1,722	28,912
Hibbett Sports, Inc.* (Retail)	5,740	103,320
Hittite Microwave Corp.* (Semiconductors)	4,018	139,625
HMS Holdings Corp.* (Commercial Services)	2,870	116,866
Holly Corp. (Oil & Gas)	6,314	113,526
Home Bancshares, Inc. (Banks)	1,722	32,787
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	4,592	98,223
Hot Topic, Inc.* (Retail)	5,740	41,959
HSN, Inc.* (Retail)	8,036	84,941
Hub Group, Inc.—Class A* (Transportation)	4,018	82,932
Iconix Brand Group, Inc.* (Apparel)	6,888	105,937
ICU Medical, Inc.* (Healthcare-Products)	2,870	118,100
II-VI, Inc.* (Electronics)	5,166	114,530
Independent Bank Corp./MA (Banks)	1,722	33,923
Infinity Property & Casualty Corp. (Insurance)	1,148	41,856
Informatica Corp.* (Software)	7,462	128,272
InfoSpace, Inc.* (Internet)	7,462	49,473
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,870	48,704
Integra LifeSciences Holdings* (Biotechnology)	4,018	106,517
Integral Systems, Inc.* (Computers)	3,444	28,654
Intermec, Inc.* (Machinery-Diversified)	3,444	44,428
Interval Leisure Group, Inc.* (Leisure Time)	4,018	37,448
Intevac, Inc.* (Machinery-Diversified)	4,592	39,996
inVentiv Health, Inc.* (Advertising)	6,888	93,195
Investment Technology Group, Inc.* (Diversified Financial Services)	5,166	105,335
ION Geophysical Corp.* (Oil & Gas Services)	18,368	47,206
IPC The Hospitalist Co.* (Healthcare-Services)	1,148	30,640
J & J Snack Foods Corp. (Food)	1,148	41,213
j2 Global Communications, Inc.* (Internet)	9,184	207,191
Jack in the Box, Inc.* (Retail)	7,462	167,522
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,444	44,187
Jos. A. Bank Clothiers, Inc.* (Retail)	4,018	138,460
K-Swiss, Inc.—Class A (Apparel)	5,740	48,790
Kaydon Corp. (Metal Fabricate/Hardware)	4,018	130,826
Kendle International, Inc.* (Commercial Services)	1,722	21,077
Kensey Nash Corp.* (Healthcare-Products)	1,148	30,089
Kirby Corp.* (Transportation)	6,888	218,969
Knight Transportation, Inc. (Transportation)	11,480	189,994
Kopin Corp.* (Semiconductors)	4,592	16,853
Kulicke & Soffa Industries, Inc.* (Semiconductors)	12,628	43,314
LaBranche & Co., Inc.* (Diversified Financial Services)	3,444	14,809
Laclede Group, Inc. (Gas)	2,296	76,066
Landauer, Inc. (Commercial Services)	1,148	70,418
LaSalle Hotel Properties (REIT)	7,462	92,081
LCA-Vision, Inc.* (Healthcare-Products)	4,018	16,956
LHC Group, Inc.* (Healthcare-Services)	2,870	63,743
Lindsay Manufacturing Co. (Machinery-Diversified)	1,148	37,999

See accompanying notes to the financial statements.

25

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Littelfuse, Inc.* (Electrical Components & Equipment)	2,296	$45,828
LoJack Corp.* (Electronics)	2,296	9,620
Lufkin Industries, Inc. (Oil & Gas Services)	2,870	120,683
Magellan Health Services, Inc.* (Healthcare-Services)	7,462	244,903
Maidenform Brands, Inc.* (Apparel)	4,018	46,086
Manhattan Associates, Inc.* (Computers)	2,870	52,291
Mannatech, Inc. (Pharmaceuticals)	3,444	11,365
Martek Biosciences Corp. (Biotechnology)	6,888	145,681
Medical Properties Trust, Inc. (REIT)	9,184	55,747
Mednax, Inc.* (Healthcare-Services)	9,184	386,922
Meridian Bioscience, Inc. (Healthcare-Products)	8,610	194,414
Merit Medical Systems, Inc.* (Healthcare-Products)	3,444	56,137
Meritage Homes Corp.* (Home Builders)	6,314	119,082
Micrel, Inc. (Semiconductors)	9,184	67,227
Microsemi Corp.* (Semiconductors)	8,036	110,897
MKS Instruments, Inc.* (Semiconductors)	10,332	136,279
Mobile Mini, Inc.* (Storage/Warehousing)	4,018	58,944
Molina Healthcare, Inc.* (Healthcare-Services)	2,870	68,650
Monarch Casino & Resort, Inc.* (Lodging)	2,296	16,761
Moog, Inc.—Class A* (Aerospace/Defense)	4,592	118,519
MTS Systems Corp. (Computers)	1,722	35,559
Mueller Industries, Inc. (Metal Fabricate/Hardware)	7,462	155,210
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,722	60,029
Nara Bancorp, Inc. (Banks)	4,592	23,787
NATCO Group, Inc.—Class A* (Oil & Gas Services)	4,018	132,273
Natus Medical, Inc.* (Healthcare-Products)	5,740	66,240
NBT Bancorp, Inc. (Banks)	2,870	62,308
Neogen Corp.* (Pharmaceuticals)	1,722	49,904
NETGEAR, Inc.* (Telecommunications)	6,888	99,256
Neutral Tandem, Inc.* (Telecommunications)	1,722	50,833
NewMarket Corp. (Chemicals)	1,722	115,942
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,296	32,833
Nutri/System, Inc. (Commercial Services)	6,314	91,553
Odyssey Healthcare, Inc.* (Healthcare-Services)	2,870	29,504
Oil States International, Inc.* (Oil & Gas Services)	10,332	250,138
Old Dominion Freight Line, Inc.* (Transportation)	5,740	192,692
Olympic Steel, Inc. (Iron/Steel)	1,148	28,092
Omnicell, Inc.* (Software)	3,444	37,023
optionsXpress Holdings, Inc. (Diversified Financial Services)	8,610	133,713
Orbital Sciences Corp.* (Aerospace/Defense)	11,480	174,152
P.F. Chang’s China Bistro, Inc.* (Retail)	5,166	165,622
Palomar Medical Technologies, Inc.* (Healthcare-Products)	3,444	50,489
Papa John’s International, Inc.* (Retail)	4,592	113,836
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,870	43,480
PAREXEL International Corp.* (Commercial Services)	5,166	74,287
Park Electrochemical Corp. (Electronics)	4,018	86,508
PC-Tel, Inc.* (Internet)	1,722	9,213
Peet’s Coffee & Tea, Inc.* (Beverages)	1,148	28,930
Penn Virginia Corp. (Oil & Gas)	9,184	150,342
Perficient, Inc.* (Internet)	6,888	48,147
Pericom Semiconductor Corp.* (Semiconductors)	5,166	43,498
PetMed Express, Inc.* (Pharmaceuticals)	4,592	69,018
Petroleum Development* (Oil & Gas)	2,870	45,030
PetroQuest Energy, Inc.* (Oil & Gas)	9,184	33,889
PharMerica Corp.* (Pharmaceuticals)	3,444	67,606
Phase Forward, Inc.* (Software)	2,870	43,366
Phoenix Technologies, Ltd.* (Software)	1,722	4,667
Piedmont Natural Gas Co., Inc. (Gas)	6,888	166,070
Pinnacle Entertainment, Inc.* (Entertainment)	6,314	58,657
Pinnacle Financial Partners, Inc.* (Banks)	6,314	84,102
Pioneer Drilling Co.* (Oil & Gas)	10,332	49,490
Plexus Corp.* (Electronics)	8,036	164,417
Polaris Industries, Inc. (Leisure Time)	4,018	129,058
Pool Corp. (Distribution/Wholesale)	9,758	161,592
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,444	133,386
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,722	75,062
PrivateBancorp, Inc. (Banks)	7,462	165,955
ProAssurance Corp.* (Insurance)	4,018	185,672
Progress Software Corp.* (Software)	4,018	85,061
Prosperity Bancshares, Inc. (Banks)	4,018	119,857
PSS World Medical, Inc.* (Healthcare-Products)	6,314	116,872
Quality Systems, Inc. (Software)	4,018	228,865
Radiant Systems, Inc.* (Computers)	3,444	28,585
RC2 Corp.* (Toys/Games/Hobbies)	1,722	22,782
Regal-Beloit Corp. (Hand/Machine Tools)	4,018	159,595
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,166	92,575
Res-Care, Inc.* (Healthcare-Services)	2,870	41,041
RLI Corp. (Insurance)	2,296	102,861
Rogers Corp.* (Electronics)	1,722	34,836
RTI International Metals, Inc.* (Mining)	2,296	40,570
Ruth’s Hospitality Group, Inc.* (Retail)	4,018	14,746
S&T Bancorp, Inc. (Banks)	1,148	13,960
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	9,758	96,311
Sanderson Farms, Inc. (Food)	1,722	77,490
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,444	47,734
ScanSource, Inc.* (Distribution/Wholesale)	3,444	84,447
SEACOR SMIT, Inc.* (Oil & Gas Services)	4,018	302,314
Selective Insurance Group, Inc. (Insurance)	5,166	65,970
Shuffle Master, Inc.* (Entertainment)	10,906	72,089
Signature Bank* (Banks)	8,036	217,936
Simmons First National Corp.—Class A (Banks)	1,148	30,675
Simpson Manufacturing Co., Inc. (Building Materials)	8,036	173,738
SkyWest, Inc. (Airlines)	11,480	117,096
Skyworks Solutions, Inc.* (Semiconductors)	13,776	134,729
Smith Micro Software, Inc.* (Software)	5,740	56,367
Sonic Corp.* (Retail)	5,166	51,815
Sonic Solutions* (Electronics)	3,444	10,160
Spartan Stores, Inc. (Food)	4,592	56,987
SPSS, Inc.* (Software)	1,722	57,463
St. Mary Land & Exploration Co. (Oil & Gas)	12,628	263,546
Stamps.com, Inc.* (Internet)	2,870	24,338
Standard Microsystems Corp.* (Semiconductors)	2,296	46,953
Stanley, Inc.* (Engineering & Construction)	2,870	94,366
Stifel Financial Corp.* (Diversified Financial Services)	5,740	276,037
Stratasys, Inc.* (Computers)	4,018	44,158
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,148	14,281
Superior Well Services, Inc.* (Oil & Gas Services)	3,444	20,492
Supertex, Inc.* (Semiconductors)	1,722	43,239
SurModics, Inc.* (Healthcare-Products)	2,870	64,948
Swift Energy Co.* (Oil & Gas)	6,314	105,128
SWS Group, Inc. (Diversified Financial Services)	2,870	40,094
Sykes Enterprises, Inc.* (Computers)	6,888	124,604
Symmetricom, Inc.* (Telecommunications)	3,444	19,872
Symmetry Medical, Inc.* (Healthcare-Products)	7,462	69,546
Synaptics, Inc.* (Computers)	6,888	266,221
Take-Two Interactive Software, Inc. (Software)	5,740	54,358
Taleo Corp.—Class A* (Software)	2,870	52,435
Tekelec* (Telecommunications)	5,740	96,604
Teledyne Technologies, Inc.* (Aerospace/Defense)	7,462	244,380
TeleTech Holdings, Inc.* (Commercial Services)	5,740	86,961
Tetra Tech, Inc.* (Environmental Control)	4,018	115,116
TETRA Technologies, Inc.* (Oil & Gas Services)	15,498	123,364
Texas Roadhouse, Inc.—Class A* (Retail)	5,166	56,361
The Buckle, Inc. (Retail)	2,296	72,944

See accompanying notes to the financial statements.

26

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

The Children’s Place Retail Stores, Inc.* (Retail)	5,166	$136,537
The Geo Group, Inc.* (Commercial Services)	10,332	191,969
The Gymboree Corp.* (Apparel)	5,740	203,655
The Hain Celestial Group, Inc.* (Food)	4,018	62,721
The Knot, Inc.* (Internet)	6,314	49,754
The Navigators Group, Inc.* (Insurance)	1,148	51,006
Ticketmaster Entertainment, Inc.* (Commercial Services)	4,592	29,481
Tollgrade Communications, Inc.* (Telecommunications)	574	3,008
Tompkins Financial Corp. (Banks)	574	27,523
Toro Co. (Housewares)	7,462	223,114
Tower Group, Inc. (Insurance)	3,444	85,342
Tractor Supply Co.* (Retail)	6,314	260,894
TradeStation Group, Inc.* (Diversified Financial Services)	6,314	53,416
TreeHouse Foods, Inc.* (Food)	3,444	99,084
True Religion Apparel, Inc.* (Apparel)	4,018	89,601
TrueBlue, Inc.* (Commercial Services)	5,166	43,394
TTM Technologies, Inc.* (Electronics)	9,184	73,105
Tyler Technologies, Inc.* (Computers)	5,740	89,659
UCBH Holdings, Inc. (Banks)	13,202	16,635
Ultratech Stepper, Inc.* (Semiconductors)	1,722	21,198
UniFirst Corp. (Textiles)	1,148	42,671
United Community Banks, Inc.* (Banks)	5,166	30,944
United Natural Foods, Inc.* (Food)	5,740	150,675
United Online, Inc. (Internet)	17,220	112,102
United Stationers, Inc.* (Distribution/Wholesale)	2,296	80,084
Universal Electronics, Inc.* (Home Furnishings)	1,722	34,733
Universal Technical Institute, Inc.* (Commercial Services)	4,018	59,989
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	14,924	358,027
Viad Corp. (Commercial Services)	4,018	69,190
ViaSat, Inc.* (Telecommunications)	5,740	147,174
ViroPharma, Inc.* (Pharmaceuticals)	16,072	95,307
Volcom, Inc.* (Apparel)	3,444	43,050
WD-40 Co. (Household Products/Wares)	1,722	49,938
Websense, Inc.* (Internet)	9,184	163,843
West Pharmaceutical Services, Inc. (Healthcare-Products)	4,592	160,031
Wilshire Bancorp, Inc. (Banks)	4,018	23,103
Winnebago Industries, Inc. (Home Builders)	3,444	25,589
Wolverine World Wide, Inc. (Apparel)	5,740	126,624
World Acceptance Corp.* (Diversified Financial Services)	3,444	68,570
World Fuel Services Corp. (Retail)	4,018	165,662
Wright Express Corp.* (Commercial Services)	8,036	204,677
Zenith National Insurance Corp. (Insurance)	4,592	99,830
Zep, Inc. (Chemicals)	2,296	27,667
Zoll Medical Corp.* (Healthcare-Products)	1,722	33,303
Zumiez, Inc.* (Retail)	4,018	32,184

TOTAL COMMON STOCKS
(Cost $25,643,307)		33,514,184

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $31,000 (Collateralized by $30,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $31,671)	$31,000	31,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $9,000 (Collateralized by $9,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $9,644)	9,000	9,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $45,000 (Collateralized by $43,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $46,078)	45,000	45,000

TOTAL REPURCHASE AGREEMENTS
(Cost $85,000)		85,000

TOTAL INVESTMENT SECURITIES
(Cost $25,728,307)—100.3%		33,599,184
Net other assets (liabilities)—(0.3)%		(104,577)

NET ASSETS—100.0%		$33,494,607

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.3%
Aerospace/Defense	3.3%
Airlines	0.3%
Apparel	3.5%
Auto Parts & Equipment	0.1%
Banks	3.9%
Beverages	1.3%
Biotechnology	1.1%
Building Materials	1.3%
Chemicals	1.0%
Commercial Services	6.2%
Computers	2.9%
Cosmetics/Personal Care	0.8%
Distribution/Wholesale	1.2%
Diversified Financial Services	3.3%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	5.4%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.4%
Entertainment	0.4%
Environmental Control	0.8%
Food	1.8%
Forest Products & Paper	0.3%

See accompanying notes to the financial statements.

27

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2009
(unaudited)

Gas	0.7%
Hand/Machine Tools	0.5%
Healthcare-Products	4.9%
Healthcare-Services	4.8%
Home Builders	0.5%
Home Furnishings	0.2%
Household Products/Wares	0.2%
Housewares	0.7%
Insurance	3.1%
Internet	3.6%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.1%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	1.4%
Metal Fabricate/Hardware	1.1%
Mining	0.5%
Miscellaneous Manufacturing	2.0%
Oil & Gas	2.6%
Oil & Gas Services	4.5%
Pharmaceuticals	2.6%
REIT	0.5%
Retail	7.6%
Semiconductors	4.4%
Software	5.4%
Storage/Warehousing	0.2%
Telecommunications	3.2%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.3%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$25,728,307

Securities, at value	33,514,184
Repurchase agreements, at value	85,000

Total Investment Securities, at value	33,599,184
Cash	1,744
Dividends and interest receivable	19,423
Receivable for capital shares issued	656,695
Receivable for investments sold	121,303
Prepaid expenses	222

Total Assets	34,398,571

Liabilities:
Payable for investments purchased	845,355
Advisory fees payable	15,851
Management services fees payable	2,113
Administration fees payable	1,097
Administrative services fees payable	9,417
Distribution fees payable	7,703
Trustee fees payable	1
Transfer agency fees payable	1,745
Fund accounting fees payable	2,205
Compliance services fees payable	584
Other accrued expenses	17,893

Total Liabilities	903,964

Net Assets	$33,494,607

Net Assets consist of:
Capital	$38,473,658
Accumulated net investment income (loss)	(137,596)
Accumulated net realized gains (losses) on investments	(12,712,332)
Net unrealized appreciation (depreciation) on investments	7,870,877

Net Assets	$33,494,607

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,759,619

Net Asset Value (offering and redemption price per share)	$19.04

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$89,489
Interest	30

Total Investment Income	89,519

Expenses:
Advisory fees	103,240
Management services fees	13,765
Administration fees	5,935
Transfer agency fees	9,137
Administrative services fees	45,438
Distribution fees	34,413
Custody fees	20,742
Fund accounting fees	13,116
Trustee fees	201
Compliance services fees	193
Other fees	18,191

Total Gross Expenses before reductions	264,371
Less Expenses reduced by the Advisor	(37,256)

Total Net Expenses	227,115

Net Investment Income (Loss)	(137,596)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,760,117)
Change in net unrealized appreciation/depreciation on investments	3,037,768

Net Realized and Unrealized Gains (Losses) on Investments	1,277,651

Change in Net Assets Resulting from Operations	$1,140,055

See accompanying notes to the financial statements.

29

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(137,596)	$(379,067)
Net realized gains (losses) on investments	(1,760,117)	(6,075,295)
Change in net unrealized appreciation/depreciation on investments	3,037,768	(8,536,858)

Change in net assets resulting from operations	1,140,055	(14,991,220)

Distributions to Shareholders From:
Net realized gains on investments	—	(633,201)

Change in net assets resulting from distributions	—	(633,201)

Capital Transactions:
Proceeds from shares issued	53,985,594	137,563,748
Dividends reinvested	—	633,201
Value of shares redeemed	(47,049,157)	(136,653,158)

Change in net assets resulting from capital transactions	6,936,437	1,543,791

Change in net assets	8,076,492	(14,080,630)
Net Assets:
Beginning of period	25,418,115	39,498,745

End of period	$33,494,607	$25,418,115

Accumulated net investment income (loss)	$(137,596)	$—

Share Transactions:
Issued	3,142,668	5,667,282
Reinvested	—	23,813
Redeemed	(2,754,415)	(5,711,641)

Change in shares	388,253	(20,546)

See accompanying notes to the financial statements.

30

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.53		$28.38	$32.53	$38.80	$36.08	$31.35

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.26)	(0.42)	(0.51)	(0.38)	(0.44)
Net realized and unrealized gains (losses) on investments	0.60		(9.31)	1.93	3.31	3.10	6.57

Total income (loss) from investment activities	0.51		(9.57)	1.51	2.80	2.72	6.13

Distributions to Shareholders From:
Net realized gains on investments	—		(0.28)	(5.66)	(9.07)	—	(1.40)

Net Asset Value, End of Period	$19.04		$18.53	$28.38	$32.53	$38.80	$36.08

Total Return	2.75	%(b)	(34.03)%	4.06%	8.65%	7.54%	19.80%

Ratios to Average Net Assets:
Gross expenses(c)	1.92%		1.84%	1.73%	1.79%	1.85%	1.90%
Net expenses(c)	1.65%		1.63%	1.67%	1.77%	1.85%	1.90%
Net investment income (loss)(c)	(1.00)%		(1.05)%	(1.26)%	(1.31)%	(1.03)%	(1.32)%

Supplemental Data:
Net assets, end of period (000’s)	$33,495		$25,418	$39,499	$81,479	$186,934	$210,984
Portfolio turnover rate(d)	167	%(b)	398%	454%	472%	585%	979%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	15.7%
China Mobile, Ltd.	9.9%
BHP Billiton, Ltd.	7.3%
China Petroleum and Chemical Corp.	6.3%
China Life Insurance Co., Ltd.	5.8%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	31%
Energy	26%
Basic Materials	10%
Financial	10%
Technology	10%
Industrial	9%
Consumer Non-Cyclical	4%

Country Breakdown

China	52%
Hong Kong	17%
India	9%
Taiwan	8%
Australia	7%
South Korea	5%
Singapore	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	June 30, 2009
(unaudited)

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp. (Electronics)	166,881	$1,615,408
Baidu, Inc.* (Internet)	6,435	1,937,514
BHP Billiton, Ltd. (Mining)	113,256	6,198,501
China Life Insurance Co., Ltd. (Insurance)	89,661	4,970,806
China Mobile, Ltd. (Telecommunications)	169,026	8,464,822
China Petroleum and Chemical Corp. (Oil & Gas)	70,785	5,369,750
China Unicom, Ltd. (Telecommunications)	176,748	2,357,818
Chunghwa Telecom Company Ltd.* (Telecommunications)	108,966	2,160,796
CNOOC, Ltd. (Oil & Gas)	25,740	3,166,792
Ctrip.com International, Ltd.* (Internet)	36,894	1,708,192
Flextronics International, Ltd.* (Electronics)	380,523	1,563,950
Focus Media Holding, Ltd.* (Advertising)	173,316	1,396,927
HDFC Bank, Ltd. (Banks)	19,305	1,990,925
ICICI Bank, Ltd. (Banks)	64,779	1,910,981
Infosys Technologies, Ltd. (Software)	59,631	2,193,228
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	299,871	1,409,394
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	157,443	1,775,957
Mindray Medical International, Ltd. (Healthcare-Products)	65,208	1,820,607
Netease.com, Inc.* (Internet)	45,045	1,584,683
New Oriental Education & Technology Group, Inc.* (Commercial Services)	26,169	1,762,744
PetroChina Co., Ltd. (Oil & Gas)	120,978	13,365,649
POSCO (Iron/Steel)	28,743	2,376,184
Satyam Computer Services, Ltd. (Software)	553,410	1,721,105
Shanda Interactive Entertainment, Ltd.* (Internet)	26,598	1,390,809
SINA Corp.* (Internet)	48,906	1,441,749
SK Telecom Co., Ltd. (Telecommunications)	120,978	1,832,817
Sohu.com, Inc.* (Internet)	23,595	1,482,474
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	91,377	1,631,993
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	308,022	2,898,487
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	111,111	1,505,554

TOTAL COMMON STOCKS
(Cost $56,184,891)		85,006,616

Repurchase Agreements (1.1%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $347,000 (Collateralized by $345,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $354,016)	$347,000	347,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $101,000 (Collateralized by $105,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $105,766)	101,000	101,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $494,000 (Collateralized by $471,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $504,710)	494,000	494,000

See accompanying notes to the financial statements.
32

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $5,000 (Collateralized by $6,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $6,023)	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $947,000)		947,000

TOTAL INVESTMENT SECURITIES
(Cost $57,131,891)—100.7%		85,953,616
Net other assets (liabilities)—(0.7)%		(637,370)

NET ASSETS—100.0%		$85,316,246

†	As of June 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	1.6%
Banks	4.5%
Commercial Services	2.1%
Electronics	3.7%
Energy-Alternate Sources	7.5%
Healthcare-Products	2.1%
Insurance	5.8%
Internet	11.2%
Iron/Steel	2.8%
Mining	7.3%
Oil & Gas	25.7%
Semiconductors	3.4%
Software	4.6%
Telecommunications	17.3%
Other**	0.4%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2009:

Australia	7.3%
China	52.2%
Hong Kong	16.4%
India	9.2%
South Korea	4.9%
Singapore	1.8%
Taiwan	7.8%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
33

PROFUNDS VP ProFund VP Asia 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$57,131,891

Securities, at value	85,006,616
Repurchase agreements, at value	947,000

Total Investment Securities, at value	85,953,616
Cash	214,669
Segregated cash balances with brokers for futures contracts	57,150
Dividends and interest receivable	179,718
Receivable for capital shares issued	7,689
Prepaid expenses	430

Total Assets	86,413,272

Liabilities:
Payable for investments purchased	214,029
Payable for capital shares redeemed	667,830
Variation margin on futures contracts	4,025
Advisory fees payable	61,284
Management services fees payable	8,171
Administration fees payable	3,203
Administrative services fees payable	28,615
Distribution fees payable	27,277
Trustee fees payable	4
Transfer agency fees payable	5,097
Fund accounting fees payable	6,441
Compliance services fees payable	1,377
Other accrued expenses	69,673

Total Liabilities	1,097,026

Net Assets	$85,316,246

Net Assets consist of:
Capital	$60,708,476
Accumulated net investment income (loss)	929,153
Accumulated net realized gains (losses) on investments	(5,143,108)
Net unrealized appreciation (depreciation) on investments	28,821,725

Net Assets	$85,316,246

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,687,967

Net Asset Value (offering and redemption price per share)	$50.54

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$746,652
Interest	233
Foreign tax withholding	(178,953)

Total Investment Income	567,932

Expenses:
Advisory fees	233,353
Management services fees	31,114
Administration fees	17,660
Transfer agency fees	27,169
Administrative services fees	92,980
Distribution fees	77,785
Custody fees	7,158
Fund accounting fees	35,260
Trustee fees	558
Compliance services fees	690
Other fees	52,369

Total Gross Expenses before reductions	576,096
Less Expenses reduced by the Advisor	(67,519)

Total Net Expenses	508,577

Net Investment Income (Loss)	59,355

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,813,441)
Net realized gains (losses) on futures contracts	46,868
Change in net unrealized appreciation/depreciation on investments	21,609,344

Net Realized and Unrealized Gains (Losses) on Investments	13,842,771

Change in Net Assets Resulting from Operations	$13,902,126

See accompanying notes to the financial statements.
34

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$59,355	$869,798
Net realized gains (losses) on investments	(7,766,573)	18,135,600
Change in net unrealized appreciation/depreciation on investments	21,609,344	(99,930,087)

Change in net assets resulting from operations	13,902,126	(80,924,689)

Distributions to Shareholders From:
Net investment income	—	(779,107)
Net realized gains on investments	—	(9,641,426)

Change in net assets resulting from distributions	—	(10,420,533)

Capital Transactions:
Proceeds from shares issued	102,818,637	233,568,793
Dividends reinvested	—	10,420,533
Value of shares redeemed	(88,475,249)	(352,847,624)

Change in net assets resulting from capital transactions	14,343,388	(108,858,298)

Change in net assets	28,245,514	(200,203,520)
Net Assets:
Beginning of period	57,070,732	257,274,252

End of period	$85,316,246	$57,070,732

Accumulated net investment income (loss)	$929,153	$869,798

Share Transactions:
Issued	2,310,061	3,425,975
Reinvested	—	184,043
Redeemed	(2,072,322)	(4,987,885)

Change in shares	237,739	(1,377,867)

See accompanying notes to the financial statements.
35

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the		For the	For the
	six months ended		year ended	year ended	year ended		year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006		Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$39.35		$90.97	$61.61	$44.47		$37.30	$38.76

Investment Activities:
Net investment income (loss)(a)	0.04		0.52	0.32	0.07		0.40	0.11
Net realized and unrealized gains (losses) on investments	11.15		(44.39)	29.10	17.34		6.87	(0.38)

Total income (loss) from investment activities	11.19		(43.87)	29.42	17.41		7.27	(0.27)

Distributions to Shareholders From:
Net investment income	—		(0.58)	(0.06)	(0.27)		(0.10)	(0.12)
Net realized gains on investments	—		(7.17)	—	—		—	(1.07)

Total distributions	—		(7.75)	(0.06)	(0.27)		(0.10)	(1.19)

Net Asset Value, End of Period	$50.54		$39.35	$90.97	$61.61		$44.47	$37.30

Total Return	28.44	%(b)	(50.82)%	47.74%	39.29%		19.51%	(0.54)%

Ratios to Average Net Assets:
Gross expenses(c)	1.85%		1.69%	1.65%	1.71%		1.82%	1.86%
Net expenses(c)	1.63%		1.63%	1.60%	1.68	%(d)	1.82%	1.86%
Net investment income (loss)(c)	0.19%		0.76%	0.42%	0.13%		0.97%	0.29%

Supplemental Data:
Net assets, end of period (000’s)	$85,316		$57,071	$257,274	$182,177		$73,464	$41,545
Portfolio turnover rate(e)	143	%(b)	177%	214%	161%		256%	473%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
36

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	5.7%
BP Amoco PLC	5.5%
HSBC Holdings PLC	5.4%
BHP Billiton PLC	5.2%
Total Fina S.A.	5.0%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	27%
Energy	19%
Financial	19%
Basic Materials	11%
Industrial	11%
Communications	10%
Technology	3%

Country Breakdown

United Kingdom	42%
Switzerland	22%
France	9%
Germany	9%
Netherlands	4%
Luxembourg	5%
Finland	3%
Sweden	3%
Ireland	2%
Greece	1%

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks† (99.8%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	58,986	$930,799
Ace, Ltd. (Insurance)	16,704	738,818
Alcon, Inc. (Healthcare-Products)	8,352	969,834
ArcelorMittal (Iron/Steel)	33,930	1,122,404
AstraZeneca PLC (Pharmaceuticals)	28,710	1,267,259
Barclays PLC (Banks)	56,898	1,049,199
BHP Billiton PLC* (Mining)	41,238	1,874,679
BP Amoco PLC (Oil & Gas)	41,760	1,991,117
Covidien PLC (Healthcare-Products)	21,924	820,835
Credit Suisse Group (Diversified Financial Services)	25,578	1,169,682
Deutsche Bank AG (Banks)	15,660	955,260
Diageo PLC (Beverages)	17,226	986,189
DryShips, Inc. (Transportation)	86,130	497,831
GlaxoSmithKline PLC (Pharmaceuticals)	43,326	1,531,141
HSBC Holdings PLC (Banks)	46,980	1,962,355
Nokia OYJ (Telecommunications)	76,212	1,111,171
Novartis AG (Pharmaceuticals)	40,716	1,660,806
Rio Tinto PLC (Mining)	6,786	1,112,022
Royal Dutch Shell PLC—Class A (Oil & Gas)	41,238	2,069,735
Sanofi-Aventis (Pharmaceuticals)	45,414	1,339,259
SAP AG (Software)	25,578	1,027,980
Siemens AG (Miscellaneous Manufacturing)	16,704	1,155,750
Telefonaktiebolaget LM Ericsson (Telecommunications)	98,658	964,875
Tenaris S.A. (Iron/Steel)	26,100	705,744
Total Fina S.A. (Oil & Gas)	33,408	1,811,716
Transocean, Ltd.* (Oil & Gas)	10,962	814,367
Tyco International, Ltd. (Miscellaneous Manufacturing)	27,144	705,201
UBS AG* (Diversified Financial Services)	70,992	866,812
Unilever N.V. (Food)	53,766	1,300,062
Vodafone Group PLC (Telecommunications)	82,998	1,617,631

TOTAL COMMON STOCKS
(Cost $30,106,126)		36,130,533

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $172,000 (Collateralized by $171,200 U.S. Treasury Notes, 3.75%, 11/15/18, market value $175,471)	$172,000	172,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $50,000 (Collateralized by $55,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $55,401)	50,000	50,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $247,000 (Collateralized by $236,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $252,891)	247,000	247,000

See accompanying notes to the financial statements.
37

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $3,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $3,012)	$2,000	$2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $471,000)		471,000

TOTAL INVESTMENT SECURITIES
(Cost $30,577,126)—101.1%		36,601,533
Net other assets (liabilities)—(1.1)%		(391,423)

NET ASSETS—100.0%		$36,210,110

†	As of June 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Banks	10.9%
Beverages	2.7%
Diversified Financial Services	5.6%
Engineering & Construction	2.6%
Food	3.6%
Healthcare-Products	5.0%
Insurance	2.0%
Iron/Steel	5.0%
Mining	8.3%
Miscellaneous Manufacturing	5.1%
Oil & Gas	18.5%
Pharmaceuticals	16.0%
Software	2.8%
Telecommunications	10.3%
Transportation	1.4%
Other**	0.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2009:

Finland	3.1%
France	8.7%
Germany	8.6%
Greece	1.4%
Ireland	2.3%
Luxembourg	5.0%
Netherlands	3.6%
Sweden	2.7%
Switzerland	21.7%
United Kingdom	42.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
38

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$30,577,126

Securities, at value	36,130,533
Repurchase agreements, at value	471,000

Total Investment Securities, at value	36,601,533
Cash	875
Dividends and interest receivable	155,449
Reclaims receivable	12,135
Prepaid expenses	224

Total Assets	36,770,216

Liabilities:
Payable for investments purchased	346,193
Payable for capital shares redeemed	127,577
Advisory fees payable	26,853
Management services fees payable	3,580
Administration fees payable	1,472
Administrative services fees payable	15,455
Distribution fees payable	14,385
Trustee fees payable	2
Transfer agency fees payable	2,341
Fund accounting fees payable	2,959
Compliance services fees payable	699
Other accrued expenses	18,590

Total Liabilities	560,106

Net Assets	$36,210,110

Net Assets consist of:
Capital	$60,523,750
Accumulated net investment income (loss)	1,916,709
Accumulated net realized gains (losses) on investments	(32,254,756)
Net unrealized appreciation (depreciation) on investments	6,024,407

Net Assets	$36,210,110

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,071,789

Net Asset Value (offering and redemption price per share)	$17.48

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$832,974
Interest	193
Foreign tax withholding	(82,427)

Total Investment Income	750,740

Expenses:
Advisory fees	118,780
Management services fees	15,837
Administration fees	6,030
Transfer agency fees	9,263
Administrative services fees	46,689
Distribution fees	39,593
Custody fees	2,118
Fund accounting fees	12,065
Trustee fees	200
Compliance services fees	209
Other fees	20,188

Total Gross Expenses before reductions	270,972
Less Expenses reduced by the Advisor	(9,481)

Total Net Expenses	261,491

Net Investment Income (Loss)	489,249

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,420,094)
Net realized gains (losses) on futures contracts	21,721
Change in net unrealized appreciation/depreciation on investments	4,779,811

Net Realized and Unrealized Gains (Losses) on Investments	(618,562)

Change in Net Assets Resulting from Operations	$(129,313)

See accompanying notes to the financial statements.
39

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$489,249	$1,427,460
Net realized gains (losses) on investments	(5,398,373)	7,584,508
Change in net unrealized appreciation/depreciation on investments	4,779,811	(43,990,756)

Change in net assets resulting from operations	(129,313)	(34,978,788)

Distributions to Shareholders From:
Net investment income	—	(1,304,612)
Net realized gains on investments	—	(9,136,843)

Change in net assets resulting from distributions	—	(10,441,455)

Capital Transactions:
Proceeds from shares issued	50,602,594	129,378,880
Dividends reinvested	—	10,441,455
Value of shares redeemed	(45,670,200)	(194,714,538)

Change in net assets resulting from capital transactions	4,932,394	(54,894,203)

Change in net assets	4,803,081	(100,314,446)
Net Assets:
Beginning of period	31,407,029	131,721,475

End of period	$36,210,110	$31,407,029

Accumulated net investment income (loss)	$1,916,709	$1,427,460

Share Transactions:
Issued	2,978,455	4,195,717
Reinvested	—	453,385
Redeemed	(2,830,930)	(6,432,016)

Change in shares	147,525	(1,782,914)

See accompanying notes to the financial statements.
40

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$16.32		$35.53	$31.99	$27.96	$28.28	$24.96

Investment Activities:
Net investment income (loss)(a)	0.24		0.60	0.31	0.64	0.13	0.03
Net realized and unrealized gains (losses) on investments	0.92	(b)	(14.76)	4.33	4.18	2.14	3.53

Total income (loss) from investment activities	1.16		(14.16)	4.64	4.82	2.27	3.56

Distributions to Shareholders From:
Net investment income	—		(0.63)	(0.78)	(0.12)	(0.04)	(0.03)
Net realized gains on investments	—		(4.42)	(0.32)	(0.67)	(2.55)	(0.21)

Total distributions	—		(5.05)	(1.10)	(0.79)	(2.59)	(0.24)

Net Asset Value, End of Period	$17.48		$16.32	$35.53	$31.99	$27.96	$28.28

Total Return	7.11	%(c)	(44.00)%	14.58%	17.51%	8.09%	14.32%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.70%	1.66%	1.69%	1.76%	1.78%
Net expenses(d)	1.65%		1.63%	1.61%	1.66%	1.76%	1.78%
Net investment income (loss)(d)	3.09%		2.12%	0.88%	2.12%	0.45%	0.12%

Supplemental Data:
Net Assets, end of period (000’s)	$36,210		$31,407	$131,721	$160,024	$120,469	$140,608
Portfolio turnover rate(e)	167	%(c)	160%	280%	172%	230%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
41

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	9.5%
Wells Fargo & Co.	8.2%
Bank of America Corp.	7.5%
The Goldman Sachs Group, Inc.	4.7%
Bank of New York Mellon Corp.	2.6%

Dow Jones U.S. Financials
Index - Composition
% of Index

Banks	38%
General Financial	30%
Nonlife Insurance	14%
Real Estate Investment Trusts	12%
Life Insurance	5%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks (101.4%)
	Shares	Value

Ace, Ltd. (Insurance)	5,412	$239,373
Affiliated Managers Group, Inc.* (Diversified Financial Services)	492	28,629
AFLAC, Inc. (Insurance)	7,380	229,444
Alexandria Real Estate Equities, Inc. (REIT)	492	17,609
Allied World Assurance Holdings, Ltd. (Insurance)	492	20,088
Allstate Corp. (Insurance)	8,364	204,082
AMB Property Corp. (REIT)	2,460	46,273
Ambac Financial Group, Inc. (Insurance)	4,920	4,526
American Campus Communities, Inc. (REIT)	984	21,825
American Express Co. (Diversified Financial Services)	16,728	388,759
American Financial Group, Inc. (Insurance)	1,476	31,852
American International Group, Inc. (Insurance)	37,884	43,945
American National Insurance Co. (Insurance)	492	37,185
AmeriCredit Corp.* (Diversified Financial Services)	984	13,333
Ameriprise Financial, Inc. (Diversified Financial Services)	3,936	95,527
Annaly Mortgage Management, Inc. (REIT)	8,856	134,080
AON Corp. (Insurance)	3,936	149,056
Apartment Investment and Management Co.—Class A (REIT)	1,968	17,417
Arch Capital Group, Ltd.* (Insurance)	984	57,643
Argo Group International Holdings, Ltd.* (Insurance)	492	13,884
Arthur J. Gallagher & Co. (Insurance)	1,476	31,498
Aspen Insurance Holdings, Ltd. (Insurance)	984	21,983
Associated Banc-Corp (Banks)	1,968	24,600
Assurant, Inc. (Insurance)	1,968	47,409
Assured Guaranty, Ltd. (Insurance)	984	12,182
Astoria Financial Corp. (Savings & Loans)	1,476	12,664
Avalonbay Communities, Inc. (REIT)	1,476	82,567
Axis Capital Holdings, Ltd. (Insurance)	2,460	64,403
BancorpSouth, Inc. (Banks)	1,476	30,302
Bank of America Corp. (Banks)	122,016	1,610,611
Bank of Hawaii Corp. (Banks)	984	35,257
Bank of New York Mellon Corp. (Banks)	19,188	562,400
BB&T Corp. (Banks)	10,332	227,097
BioMed Realty Trust, Inc. (REIT)	1,476	15,099
BlackRock, Inc.—Class A (Diversified Financial Services)	492	86,307
BOK Financial Corp. (Banks)	492	18,534
Boston Properties, Inc. (REIT)	1,968	93,874
Brandywine Realty Trust (REIT)	1,968	14,662
BRE Properties, Inc.—Class A (REIT)	984	23,380
Brookfield Properties Corp. (Real Estate)	3,444	27,449
Brown & Brown, Inc. (Insurance)	1,968	39,222
Camden Property Trust (REIT)	984	27,158
Capital One Financial Corp. (Diversified Financial Services)	7,380	161,474
CapitalSource, Inc. (Diversified Financial Services)	3,936	19,208
Capitol Federal Financial (Savings & Loans)	492	18,858
Cathay Bancorp, Inc. (Banks)	984	9,358
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,444	32,236
CBL & Associates Properties, Inc. (REIT)	1,968	10,608
Chimera Investment Corp. (REIT)	9,840	34,342
Chubb Corp. (Insurance)	5,412	215,831
Cincinnati Financial Corp. (Insurance)	2,460	54,981
CIT Group, Inc. (Diversified Financial Services)	6,396	13,751
Citigroup, Inc. (Diversified Financial Services)	82,656	245,488
City National Corp. (Banks)	492	18,120
CME Group, Inc. (Diversified Financial Services)	984	306,132
Colonial Properties Trust (REIT)	984	7,282
Comerica, Inc. (Banks)	2,460	52,029
Commerce Bancshares, Inc. (Banks)	984	31,321
Corporate Office Properties Trust (REIT)	984	28,861
Cousins Properties, Inc. (REIT)	492	4,182
Cullen/Frost Bankers, Inc. (Banks)	984	45,382
DCT Industrial Trust, Inc. (REIT)	2,952	12,044
Delphi Financial Group, Inc.—Class A (Insurance)	492	9,560
Developers Diversified Realty Corp. (REIT)	1,968	9,604
DiamondRock Hospitality Co. (REIT)	1,968	12,320
Digital Realty Trust, Inc. (REIT)	984	35,276
Discover Financial Services (Diversified Financial Services)	7,872	80,845
Douglas Emmett, Inc. (REIT)	1,968	17,692
Duke-Weeks Realty Corp. (REIT)	3,444	30,204
E* TRADE Financial Corp.* (Diversified Financial Services)	16,236	20,782
East West Bancorp, Inc. (Banks)	984	6,386
Eaton Vance Corp. (Diversified Financial Services)	1,968	52,644
Endurance Specialty Holdings, Ltd. (Insurance)	984	28,831
Entertainment Properties Trust (REIT)	492	10,135
Equifax, Inc. (Commercial Services)	1,968	51,365

See accompanying notes to the financial statements.

42

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Equity Lifestyle Properties, Inc. (REIT)	492	$18,293
Equity Residential Properties Trust (REIT)	4,428	98,434
Erie Indemnity Co.—Class A (Insurance)	492	17,594
Essex Property Trust, Inc. (REIT)	492	30,617
Everest Re Group, Ltd. (Insurance)	984	70,425
F.N.B. Corp. (Banks)	1,476	9,136
Federal Realty Investment Trust (REIT)	984	50,696
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,476	35,557
Fidelity National Title Group, Inc.—Class A (Insurance)	3,936	53,254
Fifth Third Bancorp (Banks)	9,348	66,371
First American Financial Corp. (Insurance)	1,476	38,243
First BanCorp (Banks)	1,476	5,830
First Financial Bankshares, Inc. (Banks)	492	24,777
First Horizon National Corp.* (Banks)	3,444	41,328
First Midwest Bancorp, Inc. (Banks)	984	7,193
First Niagara Financial Group, Inc. (Savings & Loans)	2,460	28,093
FirstMerit Corp. (Banks)	1,487	25,249
Forest City Enterprises, Inc.—Class A (Real Estate)	1,968	12,989
Forestar Group, Inc.* (Real Estate)	492	5,845
Franklin Resources, Inc. (Diversified Financial Services)	2,460	177,145
Franklin Street Properties Corp. (REIT)	984	13,038
Fulton Financial Corp. (Banks)	2,952	15,380
Genworth Financial, Inc.—Class A (Diversified Financial Services)	6,888	48,147
Glacier Bancorp, Inc. (Banks)	984	14,534
GLG Partners, Inc. (Diversified Financial Services)	2,952	12,074
Hancock Holding Co. (Banks)	492	15,985
Hanover Insurance Group, Inc. (Insurance)	984	37,500
Hartford Financial Services Group, Inc. (Insurance)	5,412	64,240
Hatteras Financial Corp. (REIT)	492	14,066
HCC Insurance Holdings, Inc. (Insurance)	1,968	47,252
HCP, Inc. (REIT)	4,428	93,829
Health Care REIT, Inc. (REIT)	1,968	67,109
Healthcare Realty Trust, Inc. (REIT)	984	16,561
Highwoods Properties, Inc. (REIT)	984	22,012
Home Properties, Inc. (REIT)	492	16,777
Horace Mann Educators Corp. (Insurance)	492	4,905
Hospitality Properties Trust (REIT)	1,476	17,550
Host Marriott Corp. (REIT)	9,348	78,430
HRPT Properties Trust (REIT)	3,444	13,983
Hudson City Bancorp, Inc. (Savings & Loans)	7,872	104,619
Huntington Bancshares, Inc. (Banks)	8,856	37,018
IntercontinentalExchange, Inc.* (Diversified Financial Services)	984	112,412
International Bancshares Corp. (Banks)	984	10,145
Invesco, Ltd. (Diversified Financial Services)	6,396	113,977
Investment Technology Group, Inc.* (Diversified Financial Services)	492	10,032
IPC Holdings, Ltd. (Insurance)	984	26,903
J.P. Morgan Chase & Co. (Diversified Financial Services)	59,532	2,030,637
Janus Capital Group, Inc. (Diversified Financial Services)	2,460	28,044
Jefferies Group, Inc.* (Diversified Financial Services)	1,968	41,977
Jones Lang LaSalle, Inc. (Real Estate)	492	16,103
KBW, Inc.* (Diversified Financial Services)	492	14,150
KeyCorp (Banks)	11,316	59,296
Kilroy Realty Corp. (REIT)	492	10,106
Kimco Realty Corp. (REIT)	5,904	59,335
LaSalle Hotel Properties (REIT)	984	12,143
Lazard, Ltd.—Class A (Diversified Financial Services)	984	26,489
Legg Mason, Inc. (Diversified Financial Services)	2,460	59,975
Lexington Realty Trust (REIT)	1,476	5,018
Liberty Property Trust (REIT)	1,476	34,007
Lincoln National Corp. (Insurance)	3,936	67,739
Loews Corp. (Insurance)	5,904	161,770
M&T Bank Corp. (Banks)	984	50,115
Mack-Cali Realty Corp. (REIT)	984	22,435
Marsh & McLennan Cos., Inc. (Insurance)	8,364	168,367
Marshall & Ilsley Corp. (Banks)	3,936	18,893
MasterCard, Inc.—Class A (Software)	1,476	246,950
Max Capital Group, Ltd. (Insurance)	984	18,165
MB Financial, Inc. (Banks)	492	5,013
MBIA, Inc.* (Insurance)	2,460	10,652
Mercury General Corp. (Insurance)	492	16,448
MetLife, Inc. (Insurance)	9,348	280,534
MF Global, Ltd.* (Diversified Financial Services)	1,476	8,753
MFA Financial, Inc. (REIT)	3,444	23,832
MGIC Investment Corp. (Insurance)	1,968	8,659
Mid-America Apartment Communities, Inc. (REIT)	492	18,061
Montpelier Re Holdings, Ltd. (Insurance)	1,476	19,616
Moody’s Corp. (Commercial Services)	2,952	77,785
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,188	547,050
MSCI, Inc.—Class A* (Software)	1,476	36,073
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,460	52,423
National Financial Partners (Diversified Financial Services)	492	3,601
National Penn Bancshares, Inc. (Banks)	1,476	6,804
National Retail Properties, Inc. (REIT)	1,476	25,609
Nationwide Health Properties, Inc. (REIT)	1,476	37,992
New York Community Bancorp (Savings & Loans)	5,412	57,854
NewAlliance Bancshares, Inc. (Savings & Loans)	1,476	16,974
Northern Trust Corp. (Banks)	3,936	211,285
NYSE Euronext (Diversified Financial Services)	3,936	107,256
Old National Bancorp (Banks)	984	9,663
Old Republic International Corp. (Insurance)	3,444	33,923
OMEGA Healthcare Investors, Inc. (REIT)	1,476	22,908
optionsXpress Holdings, Inc. (Diversified Financial Services)	492	7,641
PacWest Bancorp (Banks)	492	6,475
PartnerRe, Ltd. (Insurance)	984	63,911
People’s United Financial, Inc. (Banks)	2,952	44,398
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	492	21,486
Platinum Underwriters Holdings, Ltd. (Insurance)	984	28,133
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,460	73,259
PNC Financial Services Group (Banks)	6,888	267,323
Popular, Inc. (Banks)	3,936	8,659
Post Properties, Inc. (REIT)	492	6,612
Potlatch Corp. (Forest Products & Paper)	492	11,951
Principal Financial Group, Inc. (Insurance)	4,428	83,424
PrivateBancorp, Inc. (Banks)	492	10,942
ProAssurance Corp.* (Insurance)	492	22,735
Progressive Corp.* (Insurance)	10,332	156,117
ProLogis (REIT)	6,888	55,517
Prosperity Bancshares, Inc. (Banks)	492	14,676
Protective Life Corp. (Insurance)	1,476	16,885
Provident Financial Services, Inc. (Savings & Loans)	984	8,954
Prudential Financial, Inc. (Insurance)	6,888	256,371
Public Storage, Inc. (REIT)	1,968	128,865
Raymond James Financial Corp. (Diversified Financial Services)	1,476	25,402
Rayonier, Inc. (Forest Products & Paper)	1,476	53,653
Realty Income Corp. (REIT)	1,476	32,354
Redwood Trust, Inc. (REIT)	984	14,524

See accompanying notes to the financial statements.

43

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Regency Centers Corp. (REIT)	1,476	$51,527
Regions Financial Corp. (Banks)	17,712	71,556
Reinsurance Group of America, Inc. (Insurance)	984	34,351
RenaissanceRe Holdings (Insurance)	984	45,795
RLI Corp. (Insurance)	492	22,042
SEI Investments Co. (Software)	2,460	44,378
Selective Insurance Group, Inc. (Insurance)	984	12,566
Senior Housing Properties Trust (REIT)	1,968	32,118
Simon Property Group, Inc. (REIT)	4,470	229,892
SL Green Realty Corp. (REIT)	984	22,573
SLM Corp.* (Diversified Financial Services)	7,380	75,793
St. Joe Co.* (Real Estate)	1,476	39,099
StanCorp Financial Group, Inc. (Insurance)	984	28,221
State Street Corp. (Banks)	7,872	371,558
Sterling Bancshares, Inc. (Banks)	1,476	9,343
Stifel Financial Corp.* (Diversified Financial Services)	492	23,660
Sunstone Hotel Investors, Inc. (REIT)	984	5,264
SunTrust Banks, Inc. (Banks)	7,380	121,401
Susquehanna Bancshares, Inc. (Banks)	1,476	7,218
SVB Financial Group* (Banks)	492	13,392
SWS Group, Inc. (Diversified Financial Services)	492	6,873
Synovus Financial Corp. (Banks)	4,428	13,240
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,936	164,013
Tanger Factory Outlet Centers, Inc. (REIT)	492	15,956
Taubman Centers, Inc. (REIT)	984	26,430
TCF Financial Corp. (Banks)	1,968	26,312
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,444	60,408
TFS Financial Corp. (Savings & Loans)	1,476	15,675
The Charles Schwab Corp. (Diversified Financial Services)	15,252	267,520
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,888	1,015,567
The Macerich Co. (REIT)	1,522	26,802
The Travelers Companies, Inc. (Insurance)	9,348	383,642
Torchmark Corp. (Insurance)	1,476	54,671
Tower Group, Inc. (Insurance)	492	12,192
Transatlantic Holdings, Inc. (Insurance)	984	42,637
TrustCo Bank Corp. NY (Banks)	984	5,815
Trustmark Corp. (Banks)	984	19,011
U.S. Bancorp (Banks)	28,044	502,549
UDR, Inc. (REIT)	2,460	25,412
UMB Financial Corp. (Banks)	492	18,701
Umpqua Holdings Corp. (Banks)	984	7,636
United Bankshares, Inc. (Banks)	492	9,614
United Community Banks, Inc.* (Banks)	984	5,894
Unitrin, Inc. (Insurance)	492	5,914
UnumProvident Corp. (Insurance)	5,412	85,834
Validus Holdings, Ltd. (Insurance)	492	10,814
Valley National Bancorp (Banks)	2,460	28,782
Ventas, Inc. (REIT)	2,460	73,456
Visa, Inc.—Class A (Commercial Services)	7,380	459,479
Vornado Realty Trust (REIT)	2,460	110,774
W.R. Berkley Corp. (Insurance)	2,460	52,816
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,476	38,922
Washington Federal, Inc. (Savings & Loans)	1,476	19,188
Washington REIT (REIT)	984	22,012
Webster Financial Corp. (Banks)	984	7,921
Weingarten Realty Investors (REIT)	1,968	28,556
Wells Fargo & Co. (Banks)	72,324	1,754,580
Westamerica Bancorp (Banks)	492	24,408
Western Union Co. (Commercial Services)	11,316	185,582
Whitney Holding Corp. (Banks)	984	9,013
Willis Group Holdings, Ltd. (Insurance)	2,460	63,296
Wilmington Trust Corp. (Banks)	984	13,441
Wintrust Financial Corp. (Banks)	492	7,911
XL Capital, Ltd.—Class A (Insurance)	5,412	62,022
Zenith National Insurance Corp. (Insurance)	492	10,696
Zions Bancorp (Banks)	1,968	22,750

TOTAL COMMON STOCKS
(Cost $15,543,126)		21,733,100

TOTAL INVESTMENT SECURITIES
(Cost $15,543,126)—101.4%		21,733,100
Net other assets (liabilities)—(1.4)%		(294,263)

NET ASSETS—100.0%		$21,438,837

*	Non-income producing security

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June30, 2009:

Banks	30.7%
Commercial Services	3.6%
Diversified Financial Services	30.9%
Forest Products & Paper	0.7%
Insurance	20.3%
REIT	11.5%
Real Estate	0.7%
Savings & Loans	1.4%
Software	1.6%
Other**	(1.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

44

PROFUNDS VP
ProFund VP Financials
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$15,543,126

Securities, at value	21,733,100

Total Investment Securities, at value	21,733,100
Dividends receivable	31,400
Prepaid expenses	152

Total Assets	21,764,652

Liabilities:
Cash overdraft	137,682
Payable for capital shares redeemed	141,234
Advisory fees payable	10,376
Management services fees payable	1,384
Administration fees payable	726
Administrative services fees payable	7,603
Distribution fees payable	7,630
Trustee fees payable	1
Transfer agency fees payable	1,155
Fund accounting fees payable	1,459
Compliance services fees payable	372
Other accrued expenses	16,193

Total Liabilities	325,815

Net Assets	$21,438,837

Net Assets consist of:
Capital	$40,558,355
Accumulated net investment income (loss)	595,265
Accumulated net realized gains (losses) on investments	(25,904,757)
Net unrealized appreciation (depreciation) on investments	6,189,974

Net Assets	$21,438,837

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,432,502

Net Asset Value (offering and redemption price per share)	$14.97

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$249,931
Interest	16

Total Investment Income	249,947

Expenses:
Advisory fees	64,561
Management services fees	8,608
Administration fees	3,745
Transfer agency fees	5,769
Administrative services fees	25,007
Distribution fees	21,520
Custody fees	15,466
Fund accounting fees	8,432
Trustee fees	116
Compliance services fees	79
Other fees	12,839

Total Gross Expenses before reductions	166,142
Less Expenses reduced by the Advisor	(23,917)

Total Net Expenses	142,225

Net Investment Income (Loss)	107,722

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,426,226)
Change in net unrealized appreciation/depreciation on investments	6,267,632

Net Realized and Unrealized Gains (Losses) on Investments	(158,594)

Change in Net Assets Resulting from Operations	$(50,872)

See accompanying notes to the financial statements.

45

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$107,722	$487,543
Net realized gains (losses) on investments	(6,426,226)	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	6,267,632	(5,499,618)

Change in net assets resulting from operations	(50,872)	(18,647,576)

Distributions to Shareholders From:
Net investment income	—	(353,453)

Change in net assets resulting from distributions	—	(353,453)

Capital Transactions:
Proceeds from shares issued	35,913,342	142,001,893
Dividends reinvested	—	353,453
Value of shares redeemed	(37,021,199)	(125,655,579)

Change in net assets resulting from capital transactions	(1,107,857)	16,699,767

Change in net assets	(1,158,729)	(2,301,262)
Net Assets:
Beginning of period	22,597,566	24,898,828

End of period	$21,438,837	$22,597,566

Accumulated net investment income (loss)	$595,265	$487,543

Share Transactions:
Issued	2,840,208	5,559,039
Reinvested	—	14,480
Redeemed	(2,835,883)	(4,914,246)

Change in shares	4,325	659,273

See accompanying notes to the financial statements.

46

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$15.82		$32.38	$40.64	$34.84	$33.80	$30.72

Investment Activities:
Net investment income (loss)(a)	0.08		0.46	0.41	0.34	0.27	0.20
Net realized and unrealized gains (losses) on investments	(0.93)		(16.72)	(8.11)	5.69	1.06	2.97

Total income (loss) from investment activities	(0.85)		(16.26)	(7.70)	6.03	1.33	3.17

Distributions to Shareholders From:
Net investment income	—		(0.30)	(0.56)	(0.23)	(0.29)	(0.09)

Net Asset Value, End of Period	$14.97		$15.82	$32.38	$40.64	$34.84	$33.80

Total Return	(5.37	)%(b)	(50.54)%	(19.11)%	17.35%	3.98%	10.34%

Ratios to Average Net Assets:
Gross expenses(c)	1.93%		1.85%	1.74%	1.76%	1.92%	1.92%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.92%	1.92%
Net investment income (loss)(c)	1.25%		1.90%	1.04%	0.90%	0.80%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$21,439		$22,598	$24,899	$49,610	$35,924	$30,767
Portfolio turnover rate(d)	191	%(b)	413%	216%	247%	316%	595%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

47

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.5%
Pfizer, Inc.	8.1%
Abbott Laboratories	5.8%
Wyeth	4.9%
Merck & Co., Inc.	4.7%

Dow Jones U.S. Health Care
Index - Composition
% of Index

Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	June 30, 2009
(unaudited)

Common Stocks (100.0%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	23,184	$1,090,575
Acorda Therapeutics, Inc.* (Biotechnology)	504	14,208
Aetna, Inc. (Healthcare-Services)	6,804	170,440
Affymetrix, Inc.* (Biotechnology)	1,008	5,977
Alcon, Inc. (Healthcare-Products)	1,260	146,311
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,260	51,811
Alkermes, Inc.* (Pharmaceuticals)	1,512	16,360
Allergan, Inc. (Pharmaceuticals)	4,536	215,823
Amedisys, Inc.* (Healthcare-Services)	504	16,642
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,008	15,926
AMERIGROUP Corp.* (Healthcare-Services)	756	20,299
Amgen, Inc.* (Biotechnology)	15,120	800,453
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,016	27,216
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	756	23,723
Bard (C.R.), Inc. (Healthcare-Products)	1,512	112,568
Baxter International, Inc. (Healthcare-Products)	9,072	480,453
Beckman Coulter, Inc. (Healthcare-Products)	1,008	57,597
Becton, Dickinson & Co. (Healthcare-Products)	3,528	251,582
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	252	19,021
Biogen Idec, Inc.* (Biotechnology)	4,284	193,423
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,512	23,602
Boston Scientific Corp.* (Healthcare-Products)	22,176	224,865
Bristol-Myers Squibb Co. (Pharmaceuticals)	29,484	598,820
Brookdale Senior Living, Inc. (Healthcare-Services)	756	7,363
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	504	12,570
Celera Corp.* (Biotechnology)	1,260	9,614
Celgene Corp.* (Biotechnology)	6,804	325,503
Centene Corp.* (Healthcare-Services)	756	15,105
Cephalon, Inc.* (Pharmaceuticals)	1,008	57,103
Cepheid, Inc.* (Healthcare-Products)	756	7,122
Charles River Laboratories International, Inc.* (Biotechnology)	1,008	34,020
CIGNA Corp. (Insurance)	4,032	97,131
Community Health Systems, Inc.* (Healthcare-Services)	1,512	38,178
Cooper Cos., Inc. (Healthcare-Products)	756	18,696
Covance, Inc.* (Healthcare-Services)	1,008	49,594
Coventry Health Care, Inc.* (Healthcare-Services)	2,268	42,434
Covidien PLC (Healthcare-Products)	7,560	283,046
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	756	13,857
DaVita, Inc.* (Healthcare-Services)	1,512	74,784
Dendreon Corp.* (Biotechnology)	1,764	43,835
DENTSPLY International, Inc. (Healthcare-Products)	2,268	69,219
Edwards Lifesciences Corp.* (Healthcare-Products)	756	51,431
Eli Lilly & Co. (Pharmaceuticals)	14,868	515,028
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,512	27,095
Enzon Pharmaceuticals, Inc.* (Biotechnology)	504	3,966
Express Scripts, Inc.* (Pharmaceuticals)	3,528	242,550
Forest Laboratories, Inc.* (Pharmaceuticals)	4,536	113,899
Gen-Probe, Inc.* (Healthcare-Products)	756	32,493
Genzyme Corp.* (Biotechnology)	4,032	224,461
Gilead Sciences, Inc.* (Pharmaceuticals)	13,608	637,399
Haemonetics Corp.* (Healthcare-Products)	504	28,728
Health Management Associates, Inc.—Class A* (Healthcare-Services)	3,780	18,673
Health Net, Inc.* (Healthcare-Services)	1,512	23,512
HEALTHSOUTH Corp.* (Healthcare-Services)	1,260	18,194
Healthways, Inc.* (Healthcare-Services)	504	6,779
Henry Schein, Inc.* (Healthcare-Products)	1,260	60,417
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,008	16,350
HMS Holdings Corp.* (Commercial Services)	504	20,523
Hologic, Inc.* (Healthcare-Products)	3,780	53,789
Hospira, Inc.* (Pharmaceuticals)	2,268	87,363
Humana, Inc.* (Healthcare-Services)	2,520	81,295
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,008	46,570
Illumina, Inc.* (Biotechnology)	1,764	68,690
Immucor, Inc.* (Healthcare-Products)	1,008	13,870
Incyte Genomics, Inc.* (Biotechnology)	1,512	4,974
InterMune, Inc.* (Biotechnology)	504	7,661
Intuitive Surgical, Inc.* (Healthcare-Products)	504	82,485
Invacare Corp. (Healthcare-Products)	504	8,896
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,260	44,831
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,512	24,948
Johnson & Johnson (Healthcare-Products)	41,580	2,361,744
Kinetic Concepts, Inc.* (Healthcare-Products)	1,008	27,468
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,780	36,401
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,512	102,499
Life Technologies Corp.* (Biotechnology)	2,520	105,134
LifePoint Hospitals, Inc.* (Healthcare-Services)	756	19,845

See accompanying notes to the financial statements.

48

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Lincare Holdings, Inc.* (Healthcare-Services)	1,008	$23,708
Magellan Health Services, Inc.* (Healthcare-Services)	504	16,541
Masimo Corp.* (Healthcare-Products)	756	18,227
Medarex, Inc.* (Pharmaceuticals)	2,016	16,834
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,308	333,318
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	756	12,338
Mednax, Inc.* (Healthcare-Services)	756	31,850
Medtronic, Inc. (Healthcare-Products)	16,884	589,083
Merck & Co., Inc. (Pharmaceuticals)	31,752	887,786
Millipore Corp.* (Biotechnology)	756	53,079
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,536	59,195
Myriad Genetics, Inc.* (Biotechnology)	1,512	53,903
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	325	1,511
Nektar Therapeutics* (Biotechnology)	1,260	8,165
NuVasive, Inc.* (Healthcare-Products)	504	22,478
Odyssey Healthcare, Inc.* (Healthcare-Services)	504	5,181
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	756	21,365
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	756	21,342
Owens & Minor, Inc. (Distribution/Wholesale)	504	22,085
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	504	7,636
PAREXEL International Corp.* (Commercial Services)	756	10,871
Patterson Cos., Inc.* (Healthcare-Products)	1,512	32,810
PDL BioPharma, Inc. (Biotechnology)	1,764	13,936
Perrigo Co. (Pharmaceuticals)	1,260	35,003
Pfizer, Inc. (Pharmaceuticals)	101,304	1,519,560
Pharmaceutical Product Development, Inc. (Commercial Services)	1,764	40,960
PharMerica Corp.* (Pharmaceuticals)	504	9,894
PSS World Medical, Inc.* (Healthcare-Products)	1,008	18,658
Psychiatric Solutions, Inc.* (Healthcare-Services)	756	17,191
Quest Diagnostics, Inc. (Healthcare-Services)	2,268	127,983
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,008	18,063
ResMed, Inc.* (Healthcare-Products)	1,260	51,320
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,008	13,971
Schering-Plough Corp. (Pharmaceuticals)	24,444	614,033
Sepracor, Inc.* (Pharmaceuticals)	1,764	30,553
St. Jude Medical, Inc.* (Healthcare-Products)	5,292	217,501
STERIS Corp. (Healthcare-Products)	756	19,716
Stryker Corp. (Healthcare-Products)	4,536	180,261
Techne Corp. (Healthcare-Products)	504	32,160
Tenet Healthcare Corp.* (Healthcare-Services)	7,308	20,609
The Medicines Co.* (Pharmaceuticals)	756	6,343
Theravance, Inc.* (Pharmaceuticals)	756	11,068
Thermo Electron Corp.* (Electronics)	6,300	256,851
Thoratec Corp.* (Healthcare-Products)	756	20,246
United Therapeutics Corp.* (Pharmaceuticals)	252	20,999
UnitedHealth Group, Inc. (Healthcare-Services)	17,892	446,942
Universal Health Services, Inc.—Class B (Healthcare-Services)	756	36,931
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,008	25,926
Varian Medical Systems, Inc.* (Healthcare-Products)	1,764	61,987
Varian, Inc.* (Electronics)	504	19,873
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,520	89,813
Warner Chilcott, Ltd.* (Pharmaceuticals)	1,260	16,569
Waters Corp.* (Electronics)	1,512	77,823
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,512	50,894
WellCare Health Plans, Inc.* (Healthcare-Services)	504	9,319
WellPoint, Inc.* (Healthcare-Services)	7,308	371,904
West Pharmaceutical Services, Inc. (Healthcare-Products)	504	17,564
Wyeth (Pharmaceuticals)	20,160	915,062
Zimmer Holdings, Inc.* (Healthcare-Products)	3,276	139,558

TOTAL COMMON STOCKS
(Cost $13,914,220)		18,823,180

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $12,000 (Collateralized by $12,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $12,299)	$12,000	12,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $3,000 (Collateralized by $3,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $3,215)	3,000	3,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $19,000 (Collateralized by $19,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $20,360)	19,000	19,000

TOTAL REPURCHASE AGREEMENTS
(Cost $34,000)		34,000

TOTAL INVESTMENT SECURITIES
(Cost $13,948,220)—100.2%		18,857,180
Net other assets (liabilities)—(0.2)%		(35,247)

NET ASSETS—100.0%		$18,821,933

*	Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Biotechnology	11.6%
Commercial Services	0.4%
Distribution/Wholesale	0.1%
Electronics	1.9%
Healthcare-Products	31.5%
Healthcare-Services	9.5%
Insurance	0.5%
Pharmaceuticals	44.5%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund VP Health Care
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,948,220

Securities, at value	18,823,180
Repurchase agreements, at value	34,000

Total Investment Securities, at value	18,857,180
Cash	355
Dividends and interest receivable	14,302
Receivable for capital shares issued	1,983,350
Prepaid expenses	137

Total Assets	20,855,324

Liabilities:
Payable for investments purchased	1,942,905
Payable for capital shares redeemed	49,565
Advisory fees payable	8,856
Management services fees payable	1,181
Administration fees payable	528
Administrative services fees payable	4,796
Distribution fees payable	5,117
Trustee fees payable	1
Transfer agency fees payable	841
Fund accounting fees payable	1,063
Compliance services fees payable	483
Other accrued expenses	18,055

Total Liabilities	2,033,391

Net Assets	$18,821,933

Net Assets consist of:
Capital	$27,890,451
Accumulated net investment income (loss)	168,537
Accumulated net realized gains (losses) on investments	(14,146,015)
Net unrealized appreciation (depreciation) on investments	4,908,960

Net Assets	$18,821,933

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	783,896

Net Asset Value (offering and redemption price per share)	$24.01

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$231,018
Interest	29

Total Investment Income	231,047

Expenses:
Advisory fees	78,988
Management services fees	10,532
Administration fees	4,708
Transfer agency fees	7,353
Administrative services fees	31,640
Distribution fees	26,329
Custody fees	6,483
Fund accounting fees	10,217
Trustee fees	170
Compliance services fees	51
Other fees	15,767

Total Gross Expenses before reductions	192,238
Less Expenses reduced by the Advisor	(19,198)

Total Net Expenses	173,040

Net Investment Income (Loss)	58,007

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,459,642)
Change in net unrealized appreciation/depreciation on investments	(354,340)

Net Realized and Unrealized Gains (Losses) on Investments	(1,813,982)

Change in Net Assets Resulting from Operations	$(1,755,975)

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$58,007	$110,530
Net realized gains (losses) on investments	(1,459,642)	(4,947,986)
Change in net unrealized appreciation/depreciation on investments	(354,340)	(5,546,646)

Change in net assets resulting from operations	(1,755,975)	(10,384,102)

Distributions to Shareholders From:
Net investment income	—	(130,707)

Change in net assets resulting from distributions	—	(130,707)

Capital Transactions:
Proceeds from shares issued	21,700,247	97,397,233
Dividends reinvested	—	130,707
Value of shares redeemed	(26,900,361)	(123,959,518)

Change in net assets resulting from capital transactions	(5,200,114)	(26,431,578)

Change in net assets	(6,956,089)	(36,946,387)
Net Assets:
Beginning of period	25,778,022	62,724,409

End of period	$18,821,933	$25,778,022

Accumulated net investment income (loss)	$168,537	$110,530

Share Transactions:
Issued	931,709	3,497,776
Reinvested	—	4,549
Redeemed	(1,234,555)	(4,411,963)

Change in shares	(302,846)	(909,638)

See accompanying notes to the financial statements.

51

PROFUNDS VP
ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$23.72		$31.42	$29.48	$28.01	$26.42	$25.81

Investment Activities:
Net investment income (loss)(a)	0.06		0.10	0.07	(0.08)	(0.15)	(0.13)
Net realized and unrealized gains (losses) on investments	0.23	(b)	(7.72)	1.87	1.55	1.74	0.74

Total income (loss) from investment activities	0.29		(7.62)	1.94	1.47	1.59	0.61

Distributions to Shareholders From:
Net investment income	—		(0.08)	—	—	—	—

Net Asset Value, End of Period	$24.01		$23.72	$31.42	$29.48	$28.01	$26.42

Total Return	1.22	%(c)	(24.29)%	6.58%	5.25%	6.02%	2.36%
Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.76%	1.72%	1.76%	1.89%	1.91%
Net expenses(d)	1.64%		1.63%	1.63%	1.72%	1.89%	1.91%
Net investment income (loss)(d)	0.55%		0.35%	0.24%	(0.29)%	(0.57)%	(0.51)%
Supplemental Data:
Net assets, end of period (000’s)	$18,822		$25,778	$62,724	$67,288	$57,307	$40,017
Portfolio turnover rate(e)	91	%(c)	265%	221%	123%	310%	464%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

52

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	12.1%
International Business Machines Corp.	8.8%
Apple Computer, Inc.	8.2%
Cisco Systems, Inc.	6.9%
Google, Inc.—Class A	6.4%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	55%
Software and Computer Services	45%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2009
(unaudited)

Common Stocks (97.7%)
	Shares	Value

3Com Corp.* (Telecommunications)	3,912	$18,425
ACI Worldwide, Inc.* (Software)	489	6,826
ADC Telecommunications, Inc.* (Telecommunications)	978	7,785
Adobe Systems, Inc.* (Software)	5,379	152,226
ADTRAN, Inc. (Telecommunications)	489	10,499
Advanced Micro Devices, Inc.* (Semiconductors)	6,357	24,602
Akamai Technologies, Inc.* (Internet)	1,956	37,516
Allscripts Healthcare Solutions, Inc. (Software)	489	7,756
Altera Corp. (Semiconductors)	2,934	47,765
Amdocs, Ltd.* (Telecommunications)	1,956	41,956
American Tower Corp.* (Telecommunications)	3,912	123,345
Amkor Technology, Inc.* (Semiconductors)	978	4,626
Analog Devices, Inc. (Semiconductors)	2,934	72,704
ANSYS, Inc.* (Software)	978	30,474
Apple Computer, Inc.* (Computers)	9,291	1,323,317
Applied Materials, Inc. (Semiconductors)	14,181	155,566
Applied Micro Circuits Corp.* (Semiconductors)	489	3,976
Ariba, Inc.* (Internet)	978	9,624
Arris Group, Inc.* (Telecommunications)	1,467	17,839
Atheros Communications* (Telecommunications)	489	9,408
Atmel Corp.* (Semiconductors)	4,401	16,416
ATMI, Inc.* (Semiconductors)	489	7,594
Autodesk, Inc.* (Software)	2,445	46,406
Avocent Corp.* (Internet)	489	6,826
Blackboard, Inc.* (Software)	489	14,113
BMC Software, Inc.* (Software)	1,956	66,093
Brightpoint, Inc.* (Distribution/Wholesale)	489	3,066
Broadcom Corp.—Class A* (Semiconductors)	4,401	109,101
Brocade Communications Systems, Inc.* (Computers)	3,912	30,592
CA, Inc. (Software)	4,401	76,709
Cabot Microelectronics Corp.* (Chemicals)	489	13,834
CACI International, Inc.—Class A* (Computers)	489	20,885
Cadence Design Systems, Inc.* (Computers)	2,934	17,311
Cerner Corp.* (Software)	489	30,460
Check Point Software Technologies, Ltd.* (Internet)	1,956	45,907
Ciena Corp.* (Telecommunications)	978	10,122
Cisco Systems, Inc.* (Telecommunications)	60,147	1,121,140
Citrix Systems, Inc.* (Software)	1,956	62,377
Cognizant Technology Solutions Corp.* (Computers)	2,934	78,338
Computer Sciences Corp.* (Computers)	1,467	64,988
Compuware Corp.* (Software)	2,445	16,773
Comtech Telecommunications Corp.* (Telecommunications)	489	15,589
Concur Technologies, Inc.* (Software)	489	15,198
Corning, Inc. (Telecommunications)	16,137	259,160
Cree Research, Inc.* (Semiconductors)	978	28,743
Crown Castle International Corp.* (Telecommunications)	2,445	58,729
CSG Systems International, Inc.* (Software)	489	6,474
Cymer, Inc.* (Electronics)	489	14,538
Cypress Semiconductor Corp.* (Semiconductors)	1,467	13,496
Dell, Inc.* (Computers)	18,093	248,417
Diebold, Inc. (Computers)	489	12,890
Digital River, Inc.* (Internet)	489	17,760
DST Systems, Inc.* (Computers)	489	18,069
Dycom Industries, Inc.* (Engineering & Construction)	489	5,413
EarthLink, Inc.* (Internet)	978	7,247
Echostar Holding Corp.* (Telecommunications)	489	7,795
Electronics for Imaging, Inc.* (Computers)	489	5,213
EMC Corp.* (Computers)	21,027	275,454
Emulex Corp.* (Semiconductors)	978	9,565
Equinix, Inc.* (Internet)	489	35,570
F5 Networks, Inc.* (Internet)	978	33,829
Fair Isaac Corp. (Software)	489	7,560
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,467	10,254
FormFactor, Inc.* (Semiconductors)	489	8,430
Gartner Group, Inc.* (Commercial Services)	489	7,462
Google, Inc.—Class A* (Internet)	2,445	1,030,788
Harmonic, Inc.* (Telecommunications)	978	5,760
Harris Corp. (Telecommunications)	1,467	41,604
Hewlett-Packard Co. (Computers)	24,939	963,892
IAC/InterActiveCorp* (Internet)	978	15,697
Imation Corp. (Computers)	489	3,721
Informatica Corp.* (Software)	978	16,812
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,467	25,672
Insight Enterprises, Inc.* (Retail)	489	4,724
Integrated Device Technology, Inc.* (Semiconductors)	1,956	11,814
Intel Corp. (Semiconductors)	46,191	764,461
InterDigital, Inc.* (Telecommunications)	489	11,951
Intermec, Inc.* (Machinery-Diversified)	489	6,308
International Business Machines Corp. (Computers)	13,692	1,429,719
International Rectifier Corp.* (Semiconductors)	978	14,484

See accompanying notes to the financial statements.

53

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Intersil Corp.—Class A (Semiconductors)	1,467	$18,440
Intuit, Inc.* (Software)	2,934	82,621
j2 Global Communications, Inc.* (Internet)	489	11,032
JDA Software Group, Inc.* (Software)	489	7,315
JDS Uniphase Corp.* (Telecommunications)	2,445	13,985
Juniper Networks, Inc.* (Telecommunications)	5,379	126,944
KLA-Tencor Corp. (Semiconductors)	1,956	49,389
Lam Research Corp.* (Semiconductors)	1,467	38,142
Lexmark International, Inc.—Class A* (Computers)	978	15,501
Linear Technology Corp. (Semiconductors)	1,956	45,673
LSI Logic Corp.* (Semiconductors)	6,846	31,218
Macrovision Solutions Corp.* (Entertainment)	978	21,330
Marvell Technology Group, Ltd.* (Semiconductors)	4,890	56,920
Maxim Integrated Products, Inc. (Semiconductors)	3,423	53,707
McAfee, Inc.* (Internet)	1,467	61,893
MEMC Electronic Materials, Inc.* (Semiconductors)	2,445	43,545
Mentor Graphics Corp.* (Computers)	978	5,350
Micrel, Inc. (Semiconductors)	489	3,579
Microchip Technology, Inc. (Semiconductors)	1,956	44,108
Micron Technology, Inc.* (Semiconductors)	8,802	44,538
Micros Systems, Inc.* (Computers)	978	24,763
Microsemi Corp.* (Semiconductors)	978	13,496
Microsoft Corp. (Software)	82,641	1,964,377
Motorola, Inc. (Telecommunications)	22,005	145,893
National Semiconductor Corp. (Semiconductors)	2,445	30,685
NCR Corp.* (Computers)	1,467	17,355
NetApp, Inc.* (Computers)	3,423	67,502
Novell, Inc.* (Software)	3,423	15,506
Novellus Systems, Inc.* (Semiconductors)	978	16,333
Nuance Communications, Inc.* (Software)	2,445	29,560
NVIDIA Corp.* (Semiconductors)	5,868	66,250
Omniture, Inc.* (Commercial Services)	978	12,284
OmniVision Technologies, Inc.* (Semiconductors)	489	5,081
ON Semiconductor Corp.* (Semiconductors)	4,401	30,191
Oracle Corp. (Software)	35,198	753,941
Palm, Inc.* (Computers)	1,467	24,308
Parametric Technology Corp.* (Software)	978	11,433
Perot Systems Corp.—Class A* (Computers)	978	14,015
Pitney Bowes, Inc. (Office/Business Equipment)	1,956	42,895
Plantronics, Inc. (Telecommunications)	489	9,247
PMC-Sierra, Inc.* (Semiconductors)	2,445	19,462
Polycom, Inc.* (Telecommunications)	978	19,824
Progress Software Corp.* (Software)	489	10,352
QLogic Corp.* (Semiconductors)	1,467	18,602
Qualcomm, Inc. (Telecommunications)	14,715	665,118
Quest Software, Inc.* (Software)	489	6,817
Rackspace Hosting, Inc.* (Internet)	978	13,555
Rambus, Inc.* (Semiconductors)	978	15,149
Red Hat, Inc.* (Software)	1,956	39,374
RF Micro Devices, Inc.* (Telecommunications)	2,445	9,193
Riverbed Technology, Inc.* (Computers)	489	11,340
S1 Corp.* (Internet)	489	3,374
SAIC, Inc.* (Commercial Services)	1,956	36,284
Salesforce.com, Inc.* (Software)	978	37,330
SanDisk Corp.* (Computers)	2,445	35,917
SAVVIS, Inc.* (Telecommunications)	489	5,604
SBA Communications Corp.—Class A* (Telecommunications)	978	24,000
Seagate Technology (Computers)	4,890	51,149
Semtech Corp.* (Semiconductors)	489	7,780
Silicon Laboratories, Inc.* (Semiconductors)	489	18,553
Skyworks Solutions, Inc.* (Semiconductors)	1,956	19,130
Solera Holdings, Inc.* (Software)	489	12,421
SONICWALL, Inc.* (Internet)	489	2,680
Sonus Networks, Inc.* (Telecommunications)	1,956	3,149
SRA International, Inc.—Class A* (Computers)	489	8,587
Sun Microsystems, Inc.* (Computers)	7,824	72,137
Sybase, Inc.* (Software)	978	30,650
Sycamore Networks, Inc.* (Telecommunications)	1,956	6,122
Symantec Corp.* (Internet)	8,802	136,959
Synaptics, Inc.* (Computers)	489	18,900
Syniverse Holdings, Inc.* (Telecommunications)	489	7,839
Synopsys, Inc.* (Computers)	1,467	28,621
Tech Data Corp.* (Distribution/Wholesale)	489	15,995
Tekelec* (Telecommunications)	489	8,230
Tellabs, Inc.* (Telecommunications)	3,912	22,416
Teradata Corp.* (Computers)	1,956	45,829
Teradyne, Inc.* (Semiconductors)	1,956	13,418
Tessera Technologies, Inc.* (Semiconductors)	489	12,367
Texas Instruments, Inc. (Semiconductors)	13,203	281,224
Tibco Software, Inc.* (Internet)	1,956	14,025
TriQuint Semiconductor, Inc.* (Semiconductors)	1,467	7,790
Unisys Corp.* (Computers)	3,423	5,169
United Online, Inc. (Internet)	978	6,367
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	978	23,462
VeriFone Holdings, Inc.* (Software)	978	7,345
VeriSign, Inc.* (Internet)	1,956	36,147
VMware, Inc.—Class A* (Software)	489	13,335
Websense, Inc.* (Internet)	489	8,724
Western Digital Corp.* (Computers)	2,445	64,792
Wind River Systems, Inc.* (Software)	978	11,208
Xerox Corp. (Office/Business Equipment)	9,291	60,206
Xilinx, Inc. (Semiconductors)	2,934	60,030
Yahoo!, Inc.* (Internet)	13,692	214,417
Zoran Corp.* (Semiconductors)	489	5,330

TOTAL COMMON STOCKS
(Cost $11,216,058)		15,839,691

TOTAL INVESTMENT SECURITIES
(Cost $11,216,058)—97.7%		15,839,691
Net other assets (liabilities)—2.3%		370,552

NET ASSETS—100.0%		$16,210,243

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Chemicals	0.1%
Commercial Services	0.3%
Computers	30.8%
Distribution/Wholesale	0.3%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	0.1%
Internet	10.7%
Machinery-Diversified	NM
Office/Business Equipment	0.7%
Retail	NM
Semiconductors	14.9%
Software	22.0%
Telecommunications	17.7%
Other**	2.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

54

PROFUNDS VP
ProFund VP Technology
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$11,216,058

Securities, at value	15,839,691

Total Investment Securities, at value	15,839,691
Dividends receivable	2,193
Receivable for capital shares issued	66,073
Receivable for investments sold	412,027
Prepaid expenses	108

Total Assets	16,320,092

Liabilities:
Cash overdraft	78,757
Payable for capital shares redeemed	6,303
Advisory fees payable	7,287
Management services fees payable	972
Administration fees payable	476
Administrative services fees payable	4,100
Distribution fees payable	4,564
Trustee fees payable	1
Transfer agency fees payable	758
Fund accounting fees payable	958
Compliance services fees payable	222
Other accrued expenses	5,451

Total Liabilities	109,849

Net Assets	$16,210,243

Net Assets consist of:
Capital	$26,353,157
Accumulated net investment income (loss)	(26,201)
Accumulated net realized gains (losses) on investments	(14,740,346)
Net unrealized appreciation (depreciation) on investments	4,623,633

Net Assets	$16,210,243

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,373,480

Net Asset Value (offering and redemption price per share)	$11.80

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$65,612
Interest	20

Total Investment Income	65,632

Expenses:
Advisory fees	41,718
Management services fees	5,562
Administration fees	2,128
Transfer agency fees	3,295
Administrative services fees	15,126
Distribution fees	13,906
Custody fees	6,890
Fund accounting fees	4,880
Trustee fees	69
Compliance services fees	86
Other fees	7,209

Total Gross Expenses before reductions	100,869
Less Expenses reduced by the Advisor	(9,036)

Total Net Expenses	91,833

Net Investment Income (Loss)	(26,201)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(308,954)
Change in net unrealized appreciation/depreciation on investments	2,699,318

Net Realized and Unrealized Gains (Losses) on Investments	2,390,364

Change in Net Assets Resulting from Operations	$2,364,163

See accompanying notes to the financial statements.

55

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(26,201)	$(117,872)
Net realized gains (losses) on investments	(308,954)	(377,016)
Change in net unrealized appreciation/depreciation on investments	2,699,318	(7,552,863)

Change in net assets resulting from operations	2,364,163	(8,047,751)

Capital Transactions:
Proceeds from shares issued	22,056,429	38,277,448
Value of shares redeemed	(15,227,017)	(58,657,808)

Change in net assets resulting from capital transactions	6,829,412	(20,380,360)

Change in net assets	9,193,575	(28,428,111)
Net Assets:
Beginning of period	7,016,668	35,444,779

End of period	$16,210,243	$7,016,668

Accumulated net investment income (loss)	$(26,201)	$—

Share Transactions:
Issued	2,122,324	2,718,154
Redeemed	(1,494,588)	(4,068,404)

Change in shares	627,736	(1,350,250)

See accompanying notes to the financial statements.

56

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$9.41		$16.91	$14.77	$14.91	$15.30	$15.56

Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.11)	(0.16)	(0.16)	(0.19)	0.06
Net realized and unrealized gains (losses) on investments	2.41		(7.39)	2.30	1.27	0.40	(0.14)

Total income (loss) from investment activities	2.39		(7.50)	2.14	1.11	0.21	(0.08)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.05)	—
Net realized gains on investments	—		—	—	(1.25)	(0.55)	(0.18)

Total distributions	—		—	—	(1.25)	(0.60)	(0.18)

Net Asset Value, End of Period	$11.80		$9.41	$16.91	$14.77	$14.91	$15.30

Total Return	25.40	%(b)	(44.35)%	14.41%	8.07%	1.22%	(0.43)%
Ratios to Average Net Assets:
Gross expenses(c)	1.81%		1.75%	1.72%	1.78%	1.89%	1.87%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.89%	1.87%
Net investment income (loss)(c)	(0.47)%		(0.82)%	(1.01)%	(1.07)%	(1.29)%	0.40%
Supplemental Data:
Net assets, end of period (000’s)	$16,210		$7,017	$35,445	$18,517	$19,716	$24,476
Portfolio turnover rate(d)	131	%(b)	238%	332%	254%	381%	497%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

57

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	116%
U.S. Treasury Obligations	6%

Total Exposure	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (15.4%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$7,852,000	$7,851,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,851,998)		7,851,998

U.S. Treasury Obligations (22.7%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	8,450,000	8,449,997
U.S. Treasury Bonds, 4.25%, 5/15/39	3,200,000	3,164,500

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,487,115)		11,614,497

Repurchase Agreements (60.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,000 (Collateralized by $7,715,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $7,908,173)	7,753,000	7,753,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,752,004 (Collateralized by $7,855,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $7,912,287)	7,752,000	7,752,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,002 (Collateralized by $7,381,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $7,909,264)	7,753,000	7,753,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,002 (Collateralized by $7,879,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $7,909,777)	7,753,000	7,753,000

TOTAL REPURCHASE AGREEMENTS
(Cost $31,011,000)		31,011,000

TOTAL INVESTMENT SECURITIES
(Cost $50,350,113)—98.9%		50,477,495
Net other assets (liabilities)—1.1%		552,424

NET ASSETS—100.0%		$51,029,919

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $7,200,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $2,128,781)	18	$70,348

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$58,938,813	$50,820

See accompanying notes to the financial statements.

58

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$50,350,113

Securities, at value	19,466,495
Repurchase agreements, at value	31,011,000

Total Investment Securities, at value	50,477,495
Cash	338
Segregated cash balances with brokers for futures contracts	80,291
Interest receivable	17,378
Unrealized gain on swap agreements	50,820
Receivable for capital shares issued	552,497
Prepaid expenses	547

Total Assets	51,179,366

Liabilities:
Payable for capital shares redeemed	1,349
Variation margin on futures contracts	7,875
Advisory fees payable	22,163
Management services fees payable	4,433
Administration fees payable	1,627
Administrative services fees payable	17,675
Distribution fees payable	16,563
Trustee fees payable	2
Transfer agency fees payable	2,589
Fund accounting fees payable	3,272
Compliance services fees payable	1,927
Other accrued expenses	69,972

Total Liabilities	149,447

Net Assets	$51,029,919

Net Assets consist of:
Capital	$43,921,495
Accumulated net investment income (loss)	(124,567)
Accumulated net realized gains (losses) on investments	6,984,441
Net unrealized appreciation (depreciation) on investments	248,550

Net Assets	$51,029,919

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,525,384

Net Asset Value (offering and redemption price per share)	$33.45

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$401,473

Expenses:
Advisory fees	184,667
Management services fees	36,933
Administration fees	18,690
Transfer agency fees	29,393
Administrative services fees	116,022
Distribution fees	92,333
Custody fees	4,993
Fund accounting fees	38,365
Trustee fees	576
Compliance services fees	1,255
Audit fees	29,217
Other fees	26,479

Total Gross Expenses before reductions	578,923
Less Expenses reduced by the Advisor	(83,040)

Total Net Expenses	495,883

Net Investment Income (Loss)	(94,410)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	3,730,856
Net realized gains (losses) on futures contracts	(509,906)
Net realized gains (losses) on swap agreements	(23,169,381)
Change in net unrealized appreciation/depreciation on investments	(11,085,211)

Net Realized and Unrealized Gains (Losses) on Investments	(31,033,642)

Change in Net Assets Resulting from Operations	$(31,128,052)

See accompanying notes to the financial statements.

59

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(94,410)	$1,562,232
Net realized gains (losses) on investments	(19,948,431)	31,295,071
Change in net unrealized appreciation/depreciation on investments	(11,085,211)	8,225,015

Change in net assets resulting from operations	(31,128,052)	41,082,318

Distributions to Shareholders From:
Net investment income	(30,123)	(1,562,266)

Change in net assets resulting from distributions	(30,123)	(1,562,266)

Capital Transactions:
Proceeds from shares issued	67,570,195	503,988,232
Dividends reinvested	30,123	1,562,266
Value of shares redeemed	(110,895,954)	(514,292,134)

Change in net assets resulting from capital transactions	(43,295,636)	(8,741,636)

Change in net assets	(74,453,811)	30,778,416
Net Assets:
Beginning of period	125,483,730	94,705,314

End of period	$51,029,919	$125,483,730

Accumulated net investment income (loss)	$(124,567)	$(34)

Share Transactions:
Issued	1,790,256	15,537,994
Reinvested	786	46,500
Redeemed	(2,920,870)	(15,879,501)

Change in shares	(1,129,828)	(295,007)

See accompanying notes to the financial statements.

60

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$47.26		$32.10	$30.20	$32.75	$30.74	$28.66

Investment Activities:
Net investment income (loss)(a)	(0.05)		0.58	1.06	1.04	0.75	0.25
Net realized and unrealized gains (losses) on investments	(13.75)		15.15	1.91	(2.55)	2.01	2.09

Total income (loss) from investment activities	(13.80)		15.73	2.97	(1.51)	2.76	2.34

Distributions to Shareholders From:
Net investment income	(0.01)		(0.57)	(1.07)	(1.04)	(0.75)	(0.25)
Return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.01)		(0.57)	(1.07)	(1.04)	(0.75)	(0.26)

Net Asset Value, End of Period	$33.45		$47.26	$32.10	$30.20	$32.75	$30.74

Total Return	(29.20	)%(b)	49.73%	10.12%	(4.52)%	9.01%	8.18%

Ratios to Average Net Assets:
Gross expenses(c)	1.57%		1.45%	1.43%	1.42%	1.59%	1.61%
Net expenses(c)	1.35%		1.33%	1.33%	1.38%	1.59%	1.61%
Net investment income (loss)(c)	(0.26)%		1.71%	3.55%	3.45%	2.32%	0.86%

Supplemental Data:
Net assets, end of period (000’s)	$51,030		$125,484	$94,705	$33,259	$91,463	$43,605
Portfolio turnover rate(d)	170	(b)%	464%	474%	1,308%	1,660%	1,258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

61

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(130)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM  Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (16.2%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$9,589,000	$9,588,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,588,997)		9,588,997

U.S. Treasury Obligations (17.5%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	10,351,000	10,350,997

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,350,997)		10,350,997

Repurchase Agreements (66.0%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,000 (Collateralized by $9,722,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $9,964,522)	9,769,000	9,769,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,005 (Collateralized by $9,900,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $9,972,201)	9,769,000	9,769,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,003 (Collateralized by $9,300,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $9,965,609)	9,769,000	9,769,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $9,769,003 (Collateralized by $9,927,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $9,965,777)	9,769,000	9,769,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,076,000)		39,076,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 195, expiring 11/20/09	150	1,815

TOTAL OPTIONS PURCHASED
(Cost $2,691)		1,815

TOTAL INVESTMENT SECURITIES
(Cost $59,018,685)—99.7%		59,017,809
Net other assets (liabilities)—0.3%		178,552

NET ASSETS—100.0%		$59,196,361

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $10,180,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $4,612,359)	39	$(75,867)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$(72,486,828)	$(1,591,501)

See accompanying notes to the financial statements.

62

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$59,018,685

Securities, at value	19,941,809
Repurchase agreements, at value	39,076,000

Total Investment Securities, at value	59,017,809
Cash	980
Segregated cash balances with brokers for futures contracts	161,527
Interest receivable	11
Receivable for capital shares issued	1,812,900
Variation margin on futures contracts	17,063
Prepaid expenses	383

Total Assets	61,010,673

Liabilities:
Payable for capital shares redeemed	93,311
Unrealized loss on swap agreements	1,591,501
Advisory fees payable	34,683
Management services fees payable	4,624
Administration fees payable	1,929
Administrative services fees payable	22,247
Distribution fees payable	21,795
Trustee fees payable	3
Transfer agency fees payable	3,070
Fund accounting fees payable	3,879
Compliance services fees payable	1,191
Other accrued expenses	36,079

Total Liabilities	1,814,312

Net Assets	$59,196,361

Net Assets consist of:
Capital	$124,991,807
Accumulated net investment income (loss)	(96,553)
Accumulated net realized gains (losses) on investments	(64,030,649)
Net unrealized appreciation (depreciation) on investments	(1,668,244)

Net Assets	$59,196,361

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,140,813

Net Asset Value (offering and redemption price per share)	$14.30

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$32,450

Expenses:
Advisory fees	191,209
Management services fees	25,494
Administration fees	10,559
Transfer agency fees	16,370
Administrative services fees	72,794
Distribution fees	63,736
Custody fees	2,680
Fund accounting fees	21,251
Trustee fees	374
Compliance services fees	455
Other fees	34,852

Total Gross Expenses before reductions	439,774
Less Expenses reduced by the Advisor	(19,298)

Total Net Expenses	420,476

Net Investment Income (Loss)	(388,026)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,812)
Net realized gains (losses) on futures contracts	52,441
Net realized gains (losses) on swap agreements	13,971,851
Change in net unrealized appreciation/depreciation on investments	(2,261,368)

Net Realized and Unrealized Gains (Losses) on Investments	11,760,112

Change in Net Assets Resulting from Operations	$11,372,086

See accompanying notes to the financial statements.

63

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(388,026)	$291,473
Net realized gains (losses) on investments	14,021,480	(27,165,156)
Change in net unrealized appreciation/depreciation on investments	(2,261,368)	3,373,447

Change in net assets resulting from operations	11,372,086	(23,500,236)

Distributions to Shareholders From:
Net investment income	—	(3,641,751)

Change in net assets resulting from distributions	—	(3,641,751)

Capital Transactions:
Proceeds from shares issued	100,793,468	236,195,897
Dividends reinvested	—	3,641,751
Value of shares redeemed	(89,558,952)	(251,146,625)

Change in net assets resulting from capital transactions	11,234,516	(11,308,977)

Change in net assets	22,606,602	(38,450,964)
Net Assets:
Beginning of period	36,589,759	75,040,723

End of period	$59,196,361	$36,589,759

Accumulated net investment income (loss)	$(96,553)	$291,473

Share Transactions:
Issued	7,652,941	13,703,100
Reinvested	—	225,356
Redeemed	(6,878,463)	(14,612,839)

Change in shares	774,478	(684,383)

See accompanying notes to the financial statements.

64

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$10.87		$18.53	$20.70	$19.13	$20.78	$23.32

Investment Activities:
Net investment income (loss)(a)	(0.10)		0.08	0.72	0.70	0.27	(0.10)
Net realized and unrealized gains (losses) on investments	3.53		(6.82)	(1.72)	1.26	(1.92)	(2.44)

Total income (loss) from investment activities	3.43		(6.74)	(1.00)	1.96	(1.65)	(2.54)

Distributions to Shareholders From:
Net investment income	—		(0.92)	(1.17)	(0.39)	—	—

Net Asset Value, End of Period	$14.30		$10.87	$18.53	$20.70	$19.13	$20.78

Total Return	31.55	%(b)	(37.97)%	(5.20)%	10.15%	(7.89)%	(10.89)%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.68%	1.63%	1.64%	1.73%	1.75%
Net expenses(c)	1.65%		1.63%	1.58%	1.61%	1.73%	1.75%
Net investment income (loss)(c)	(1.52)%		0.44%	3.47%	3.31%	1.36%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$59,196		$36,590	$75,041	$130,894	$139,379	$179,638
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

65

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

66

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2009, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the volume of these open positions relative to each ProFund VP’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

67

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2009 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

68

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified asset plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

69

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
		Assets and		Assets and
Primary Risk Exposure	Fund	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*

Equity Contracts	ProFund VP Asia 30		$—		$—
	ProFund VP Europe 30		—		—
Interest Rate Contracts	ProFund VP U.S.	Securities, at value**,	121,168	Variation margin on	—
	Government Plus	variation margin on		futures contracts
	ProFund VP Rising	futures contracts	1,815	and unrealized loss	1,667,368
	Rates Opportunity	and unrealized gain		on swap agreements
on swap agreements

*
Total Fair Value is presented by Primary Risk Exposure. For swap agreements, such amounts represent the unrealized gain (for asset derivatives) or loss (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

The following is the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Asia 30	Net realized gains (losses)	$ 46,868	$—
	ProFund VP Europe 30	on futures contracts/change	21,721	—
in unrealized appreciation/
depreciation on investments
Interest Rate Contracts	ProFund VP U.S.	Net realized gains (losses)	(23,679,287)	1,732,416
	Government Plus	on investment securities*,
	ProFund VP Rising	futures contracts and	14,021,480	(2,261,368)
	Rates Opportunity	swap agreements/change
in unrealized appreciation/
depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

70

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

The ProFunds VP have adopted the following new accounting standards and position issued by the Financial Accounting Standards Board.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. The ProFunds VP adopted SFAS 161 in the current reporting period, and the required disclosures are included in the Derivative Instruments section of the Note 2 to the Financial Statements.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The ProFunds VP adopted FSP 157-4 in the current reporting period, and the required disclosures are included in Note 3 to the Financial Statements.

71

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

3.	Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical assets
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
	•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedules of Portfolio Investments include additional information regarding the investments for each ProFund VP. The following is a summary of the valuations as of June 30, 2009 for each ProFund VP based upon the three levels defined above:

	Level 1	Level 2	Total

ProFund VP Large-Cap Value
Investment Securities:
Common Stocks	$25,879,711	$—	$25,879,711
Repurchase Agreements	—	59,000	59,000

Total Investment Securities	$25,879,711	$59,000	$25,938,711

ProFund VP Large-Cap Growth
Investment Securities:
Common Stocks	$31,677,439	$—	$31,677,439
Repurchase Agreements	—	397,000	397,000

Total Investment Securities	$31,677,439	$397,000	$32,074,439

ProFund VP Small-Cap Value
Investment Securities:
Common Stocks	$17,519,655	$—	$17,519,655

Total Investment Securities	$17,519,655	$—	$17,519,655

ProFund VP Small-Cap Growth
Investment Securities:
Common Stocks	$33,514,184	$—	$33,514,184
Repurchase Agreements	—	85,000	85,000

Total Investment Securities	$33,514,184	$85,000	$33,599,184

ProFund VP Asia 30
Investment Securities:
Common Stocks	$85,006,616	$—	$85,006,616
Repurchase Agreements	—	947,000	947,000

Total Investment Securities	$85,006,616	$947,000	$85,953,616

ProFund VP Europe 30
Investment Securities:
Common Stocks	$36,130,533	$—	$36,130,533
Repurchase Agreements	—	471,000	471,000

Total Investment Securities	$36,130,533	$471,000	$36,601,533

ProFund VP Financials
Investment Securities:
Common Stocks	$21,733,100	$—	$21,733,100

Total Investment Securities	$21,733,100	$—	$21,733,100

72

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Health Care
Investment Securities:
Common Stocks	$18,823,180	$—	$18,823,180
Repurchase Agreements	—	34,000	34,000

Total Investment Securities	$18,823,180	$34,000	$18,857,180

ProFund VP Technology
Investment Securities:
Common Stocks	$15,839,691	$—	$15,839,691

Total Investment Securities	$15,839,691	$—	$15,839,691

ProFund VP U.S. Government Plus
Investment Securities:
U.S. Government Agency Obligations	$—	$7,851,998	$7,851,998
U.S. Treasury Obligations	3,164,500	8,449,997	11,614,497
Repurchase Agreements	—	31,011,000	31,011,000

Total Investment Securities	3,164,500	47,312,995	50,477,495

Other Financial Instruments*	70,348	50,820	121,168

Total Investments	$3,234,848	$47,363,815	$50,598,663

ProFund VP Rising Rates Opportunity
Investment Securities:
U.S. Government Agency Obligations	$—	$9,588,997	$9,588,997
U.S. Treasury Obligations	—	10,350,997	10,350,997
Repurchase Agreements	—	39,076,000	39,076,000
Options Purchased	—	1,815	1,815

Total Investment Securities	—	59,017,809	59,017,809

Other Financial Instruments*	(75,867)	(1,591,501)	(1,667,368)

Total Investments	$(75,867)	$57,426,308	$57,350,441

*

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain/appreciation or loss/depreciation on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

73

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies, and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $88,500 ($177,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Large-Cap Value	$—	$44,503	$97,951	$9,329	$151,783
ProFund VP Large-Cap Growth	—	14,945	93,898	9,381	118,224
ProFund VP Small-Cap Value	4,722	64,946	82,762	12,227	164,657
ProFund VP Small-Cap Growth	—	26,807	79,401	11,987	118,195
ProFund VP Asia 30	—	—	106,690	—	106,690
ProFund VP Europe 30	—	—	36,510	3,863	40,373
ProFund VP Financials	17,543	35,692	55,521	7,718	116,474
ProFund VP Health Care	—	21,944	51,152	3,676	76,772
ProFund VP Technology	12,383	10,184	18,478	4,068	45,113
ProFund VP U.S. Government Plus	—	36,984	173,433	4,033	214,450
ProFund VP Rising Rates Opportunity	—	—	36,185	5,567	41,752

74

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$25,424,405	$30,926,051
ProFund VP Large-Cap Growth	45,231,401	39,863,039
ProFund VP Small-Cap Value	41,810,089	41,140,912
ProFund VP Small-Cap Growth	53,291,936	46,484,493
ProFund VP Asia 30	101,672,791	87,198,649
ProFund VP Europe 30	56,162,210	50,197,967
ProFund VP Financials	33,606,335	34,177,470
ProFund VP Health Care	19,485,616	24,507,064
ProFund VP Technology	20,730,675	14,132,095

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$37,974,345	$78,667,306

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or underexposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

75

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Large Cap Value	$—	$—	$—	$—	$—	$4,655,898	$4,655,898
ProFund VP Large Cap Growth	—	—	—	—	—	9,201,902	9,201,902
ProFund VP Small Cap Value	—	—	—	—	—	8,197,734	8,197,734
ProFund VP Financials	—	—	—	—	—	6,088,474	6,088,474
ProFund VP Health Care	96,603	545,130	231,706	—	—	3,312,213	4,185,652
ProFund VP Technology	—	—	—	635,501	—	2,121,700	2,757,201
ProFund VP Rising Rates Opportunity	—	21,517,216	22,965,205	—	5,366,257	27,138,192	76,986,870

As of the latest tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP Europe 30	$4,576,404	$5,807,241	$3,450,241	$3,425,937	$—	$17,259,823
ProFund VP Financials	—	578,912	945,462	—	—	1,524,374
ProFund VP Health Care	—	1,584,064	680,216	—	—	2,264,280
ProFund VP Technology	1,006,389	2,609,011	186,109	3,182,798	1,074,176	8,058,483
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	—	1,018,870

76

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Large-Cap Value	$2,268,224	$5,323,273	$7,591,497
ProFund VP Large-Cap Growth	922,666	92,786	1,015,452
ProFund VP Small-Cap Value	—	3,171,170	3,171,170
ProFund VP Small-Cap Growth	—	633,201	633,201
ProFund VP Asia 30	8,396,296	2,024,237	10,420,533
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP Financials	353,453	—	353,453
ProFund VP Health Care	130,707	—	130,707
ProFund VP U.S. Government Plus	1,693,910	—	1,693,910
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

As of the latest tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Large-Cap Value	$728,606	$—	$—	$(4,655,898)	$(13,776,514)	$(17,703,806)
ProFund VP Large-Cap Growth	—	—	—	(9,201,902)	(4,641,339)	(13,843,241)
ProFund VP Small-Cap Value	81,880	—	—	(8,197,734)	(7,877,840)	(15,993,694)
ProFund VP Small-Cap Growth	—	1,017,559	—	—	(7,136,665)	(6,119,106)
ProFund VP Asia 30	869,798	11,623,304	—	—	(1,787,458)	10,705,644
ProFund VP Europe 30	1,427,460	—	—	(17,259,823)	(8,351,964)	(24,184,327)
ProFund VP Financials	487,543	—	—	(7,612,848)	(11,943,341)	(19,068,646)
ProFund VP Health Care	110,530	—	—	(6,449,932)	(973,141)	(7,312,543)
ProFund VP Technology	—	—	—	(10,815,684)	(1,691,393)	(12,507,077)
ProFund VP U.S. Government Plus	27,008,669	704,433	(108,727)	—	10,662,224	38,266,599
ProFund VP Rising Rates Opportunity	291,473	—	—	(78,005,740)	546,735	(77,167,532)

The tax character of current year distributions paid and the tax basis of the current componets of accumulated erarnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

At June 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Large-Cap Value	$37,801,603	$—	$(11,862,892)	$(11,862,892)
ProFund VP Large-Cap Growth	33,847,433	—	(1,772,994)	(1,772,994)
ProFund VP Small-Cap Value	24,060,388	—	(6,540,733)	(6,540,733)
ProFund VP Small-Cap Growth	38,432,213	—	(4,833,029)	(4,833,029)
ProFund VP Asia 30	73,166,092	13,382,006	(594,482)	12,787,524
ProFund VP Europe 30	41,836,750	—	(5,235,217)	(5,235,217)
ProFund VP Financials	31,226,202	—	(9,493,102)	(9,493,102)
ProFund VP Health Care	19,892,019	—	(1,034,839)	(1,034,839)
ProFund VP Technology	15,379,340	466,239	(5,888)	460,351
ProFund VP U.S. Government Plus	50,471,723	5,772	—	5,772
ProFund VP Rising Rates Opportunity	59,018,685	—	(876)	(876)

77

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2009 and held for the entire period from January 1, 2009 through June 30, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Large-Cap Value	$1,000.00	$979.50	$8.10	1.65%
ProFund VP Large-Cap Growth	1,000.00	1,067.30	8.46	1.65%
ProFund VP Small-Cap Value	1,000.00	969.90	8.06	1.65%
ProFund VP Small-Cap Growth	1,000.00	1,027.50	8.29	1.65%
ProFund VP Asia 30	1,000.00	1,284.40	9.23	1.63%
ProFund VP Europe 30	1,000.00	1,071.10	8.47	1.65%
ProFund VP Financials	1,000.00	946.30	7.96	1.65%
ProFund VP Health Care	1,000.00	1,012.20	8.18	1.64%
ProFund VP Technology	1,000.00	1,254.00	9.22	1.65%
ProFund VP U.S. Government Plus	1,000.00	708.00	5.72	1.35%
ProFund VP Rising Rates Opportunity	1,000.00	1,315.50	9.47	1.65%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

78

PROFUNDS VP

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Large-Cap Value	$1,000.00	$1,016.61	$8.25	1.65%
ProFund VP Large-Cap Growth	1,000.00	1,016.61	8.25	1.65%
ProFund VP Small-Cap Value	1,000.00	1,016.61	8.25	1.65%
ProFund VP Small-Cap Growth	1,000.00	1,016.61	8.25	1.65%
ProFund VP Asia 30	1,000.00	1,016.71	8.15	1.63%
ProFund VP Europe 30	1,000.00	1,016.61	8.25	1.65%
ProFund VP Financials	1,000.00	1,016.61	8.25	1.65%
ProFund VP Health Care	1,000.00	1,016.66	8.20	1.64%
ProFund VP Technology	1,000.00	1,016.61	8.25	1.65%
ProFund VP U.S. Government Plus	1,000.00	1,018.10	6.76	1.35%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.61	8.25	1.65%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

79

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/09

Not just funds, ProFunds® Classic ProFunds VP Small-Cap Value Japan Ultra ProFund VP UltraMid-Cap Sector ProFund VP Oil & Gas

Semiannual Report
June 30, 2009

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Small-Cap Value
9	ProFund VP Japan
13	ProFund VP UltraMid-Cap
21	ProFund VP Oil & Gas

26	Notes to Financial Statements

36	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six-month period ending June 30, 2009.

U.S. large-cap and small-cap stocks posted double-digit losses from January to late March but recovered their losses by early May and continued to advance to deliver small gains by the end of the period. The S&P 500®, a measure of large-cap U.S. stock performance, gained 3.2%, and the Russell 2000® index of small-cap U.S. stocks rose 2.6% for the period. Industry index returns were mixed. The best-performing sector was technology, gaining 26.6%, while real estate performed the worst, declining 9.6%.1

Non-U.S. equities also rose during the period, gaining 14.0% as measured by the MSCI ACWI ex-U.S. Index. U.S. fixed-income securities advanced 1.9%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Notably, during the reporting period, equity market volatility2 for the S&P 500 declined to 35.0%, substantially lower than the 53.7% for the previous six-month period. The average volatility for all six-month periods from 1928 to 2009 for the S&P 500 was 16.2%.3

The market turmoil has highlighted how important it is that investors understand all of the investment choices they have available to them. In light of this, we have placed increased emphasis on helping investors understand how leveraged and inverse ProFunds perform under various market conditions and will be expanding our investor-education program in the coming months.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

[1]	All investment-performance index figures reflect total return performance.
[2]	As measured by standard deviation.
[3]	Based on earliest available S&P 500 data from Bloomberg beginning January 2, 1928 to June 30, 2009.

i

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Atmos Energy Corp.	1.4%
Senior Housing Properties Trust	1.2%
New Jersey Resources Corp.	1.0%
Rock-Tenn Co.—Class A	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value
Index - Composition
% of Index

Financial	23%
Industrial	19%
Consumer Non-Cyclical	16%
Consumer Cyclical	15%
Technology	9%
Utilities	9%
Basic Materials	4%
Communications	4%
Energy	1%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (100.2%)
	Shares	Value

ABM Industries, Inc. (Commercial Services)	4,956	$89,555
Acadia Realty Trust (REIT)	4,425	57,746
Actel Corp.* (Semiconductors)	1,770	18,992
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,124	59,578
Adaptec, Inc.* (Telecommunications)	13,452	35,648
Administaff, Inc. (Commercial Services)	2,478	57,663
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,540	31,825
Agilysys, Inc. (Computers)	2,478	11,597
Albany International Corp.—Class A (Machinery-Diversified)	3,009	34,242
Align Technology, Inc.* (Healthcare-Products)	4,248	45,029
ALLETE, Inc. (Electric)	3,009	86,509
Alliance One International, Inc.* (Agriculture)	9,735	36,993
Almost Family, Inc.* (Healthcare-Services)	177	4,621
AMCOL International Corp. (Mining)	885	19,098
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,071	64,322
American Public Education, Inc.* (Commercial Services)	531	21,033
American States Water Co. (Water)	1,947	67,444
American Vanguard Corp. (Chemicals)	531	6,000
AMERIGROUP Corp.* (Healthcare-Services)	5,841	156,831
AMN Healthcare Services, Inc.* (Commercial Services)	1,239	7,905
Analogic Corp. (Electronics)	1,416	52,321
Anixter International, Inc.* (Telecommunications)	1,416	53,227
Apogee Enterprises, Inc. (Building Materials)	3,009	37,011
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,071	80,199
Applied Signal Technology, Inc. (Telecommunications)	531	13,546
Arbitron, Inc. (Commercial Services)	1,593	25,313
Arch Chemicals, Inc. (Chemicals)	2,832	69,639
Arctic Cat, Inc. (Leisure Time)	1,239	5,006
Arkansas Best Corp. (Transportation)	2,832	74,623
ArQule, Inc.* (Biotechnology)	2,124	13,041
Arris Group, Inc.* (Telecommunications)	4,956	60,265
ATC Technology Corp.* (Auto Parts & Equipment)	1,239	17,965
Atmos Energy Corp. (Gas)	10,089	252,629
Atwood Oceanics, Inc.* (Oil & Gas)	2,655	66,136
Audiovox Corp.—Class A* (Telecommunications)	2,124	12,447
Avid Technology, Inc.* (Software)	3,363	45,098
Avista Corp. (Electric)	6,018	107,181
AZZ, Inc.* (Miscellaneous Manufacturing)	708	24,362
Badger Meter, Inc. (Electronics)	708	29,028
Baldor Electric Co. (Hand/Machine Tools)	5,133	122,114
Bank Mutual Corp. (Banks)	5,133	44,760
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,602	54,718
Belden, Inc. (Electrical Components & Equipment)	5,133	85,721
Benchmark Electronics, Inc.* (Electronics)	3,363	48,427
Big 5 Sporting Goods Corp. (Retail)	2,301	25,449
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	354	11,190
BioMed Realty Trust, Inc. (REIT)	10,620	108,643
Black Box Corp. (Telecommunications)	1,947	65,166
Blue Coat Systems, Inc.* (Internet)	2,655	43,914
Blue Nile, Inc.* (Internet)	708	30,437
Boston Private Financial Holdings, Inc. (Banks)	7,080	31,718
Bowne & Co., Inc. (Commercial Services)	3,009	19,589
Brady Corp.—Class A (Electronics)	2,124	53,355
Briggs & Stratton Corp. (Machinery-Diversified)	5,487	73,197
Brightpoint, Inc.* (Distribution/Wholesale)	5,664	35,513
Bristow Group, Inc.* (Transportation)	1,770	52,445
Brookline Bancorp, Inc. (Savings & Loans)	6,549	61,037
Brooks Automation, Inc.* (Semiconductors)	3,717	16,652
Brown Shoe Co., Inc. (Retail)	4,779	34,600
Brunswick Corp. (Leisure Time)	9,735	42,055
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,248	19,074
Buffalo Wild Wings, Inc.* (Retail)	1,239	40,292
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,832	5,664
Cabela’s, Inc.* (Retail)	4,425	54,427
Cabot Microelectronics Corp.* (Chemicals)	1,239	35,051
Cal-Maine Foods, Inc. (Food)	708	17,672
Calgon Carbon Corp.* (Environmental Control)	3,894	54,088
California Pizza Kitchen, Inc.* (Retail)	1,416	18,819

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Cambrex Corp.* (Biotechnology)	1,062	$4,375
Cascade Corp. (Machinery-Diversified)	354	5,568
Casey’s General Stores, Inc. (Retail)	2,301	59,113
Cash America International, Inc. (Retail)	1,416	33,120
CDI Corp. (Commercial Services)	1,416	15,788
Cedar Shopping Centers, Inc. (REIT)	4,956	22,401
Centene Corp.* (Healthcare-Services)	4,779	95,484
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,611	74,968
Central Pacific Financial Corp. (Banks)	3,186	11,947
Central Vermont Public Service Corp. (Electric)	1,239	22,426
Century Aluminum Co.* (Mining)	6,195	38,595
CH Energy Group, Inc. (Electric)	1,770	82,659
Charlotte Russe Holding, Inc.* (Retail)	2,301	29,637
Checkpoint Systems, Inc.* (Electronics)	4,248	66,651
Christopher & Banks Corp. (Retail)	3,894	26,129
Ciber, Inc.* (Computers)	6,726	20,851
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,062	25,074
CKE Restaurants, Inc. (Retail)	2,478	21,013
Clarcor, Inc. (Miscellaneous Manufacturing)	2,655	77,499
Clearwater Paper Corp.* (Forest Products & Paper)	531	13,429
Cognex Corp. (Machinery-Diversified)	2,301	32,513
Cohu, Inc. (Semiconductors)	1,062	9,537
Colonial Properties Trust (REIT)	5,310	39,294
Columbia Banking System, Inc. (Banks)	1,947	19,918
Community Bank System, Inc. (Banks)	3,540	51,542
Computer Programs & Systems, Inc. (Software)	177	6,781
comScore, Inc.* (Internet)	1,062	14,146
CONMED Corp.* (Healthcare-Products)	1,947	30,217
Consolidated Graphics, Inc.* (Commercial Services)	1,239	21,583
Cooper Cos., Inc. (Healthcare-Products)	2,478	61,281
CorVel Corp.* (Commercial Services)	354	8,061
Cross Country Healthcare, Inc.* (Commercial Services)	3,363	23,104
CryoLife, Inc.* (Biotechnology)	2,301	12,748
CSG Systems International, Inc.* (Software)	1,770	23,435
CTS Corp. (Electronics)	3,717	24,346
Cubic Corp. (Electronics)	885	31,674
Cyberonics, Inc.* (Healthcare-Products)	1,770	29,435
Cypress Semiconductor Corp.* (Semiconductors)	15,753	144,928
Delphi Financial Group, Inc.—Class A (Insurance)	4,779	92,856
DiamondRock Hospitality Co. (REIT)	11,859	74,237
Digi International, Inc.* (Software)	1,062	10,354
Dime Community Bancshares, Inc. (Savings & Loans)	2,832	25,800
DineEquity, Inc. (Retail)	1,770	55,206
DSP Group, Inc.* (Semiconductors)	2,478	16,751
DTS, Inc.* (Home Furnishings)	1,239	33,540
E.W. Scripps Co. (Media)	3,186	6,659
EastGroup Properties, Inc. (REIT)	2,832	93,513
Eclipsys Corp.* (Software)	4,071	72,382
El Paso Electric Co.* (Electric)	2,832	39,535
EMCOR Group, Inc.* (Engineering & Construction)	7,257	146,011
EMS Technologies, Inc.* (Telecommunications)	1,239	25,895
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,124	38,253
Entertainment Properties Trust (REIT)	3,894	80,216
Enzo Biochem, Inc.* (Biotechnology)	2,655	11,762
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,593	71,366
Esterline Technologies Corp.* (Aerospace/Defense)	1,770	47,914
Ethan Allen Interiors, Inc. (Home Furnishings)	3,186	33,007
Exar Corp.* (Semiconductors)	2,832	20,362
Extra Space Storage, Inc. (REIT)	9,558	79,809
FairPoint Communications, Inc. (Telecommunications)	9,912	5,947
FEI Co.* (Electronics)	2,655	60,799
Financial Federal Corp. (Diversified Financial Services)	2,832	58,198
First BanCorp (Banks)	3,894	15,381
First Commonwealth Financial Corp. (Banks)	8,319	52,742
First Financial Bancorp (Banks)	4,602	34,607
First Financial Bankshares, Inc. (Banks)	1,062	53,482
First Midwest Bancorp, Inc. (Banks)	5,310	38,816
Forestar Group, Inc.* (Real Estate)	3,894	46,261
Forrester Research, Inc.* (Commercial Services)	708	17,381
Franklin Street Properties Corp. (REIT)	6,549	86,774
Fred’s, Inc. (Retail)	4,425	55,755
Frontier Financial Corp. (Banks)	5,133	6,211
Fuller (H.B.) Co. (Chemicals)	5,310	99,722
G & K Services, Inc. (Textiles)	2,124	44,923
GenCorp, Inc.* (Aerospace/Defense)	5,487	10,480
General Communication, Inc.—Class A* (Telecommunications)	2,655	18,399
Genesco, Inc.* (Retail)	885	16,647
Genoptix, Inc.* (Healthcare-Services)	531	16,987
Gentiva Health Services, Inc.* (Healthcare-Services)	1,770	29,134
Gerber Scientific, Inc.* (Machinery-Diversified)	2,655	6,637
Gibraltar Industries, Inc. (Iron/Steel)	3,009	20,672
Glacier Bancorp, Inc. (Banks)	3,186	47,057
Greatbatch, Inc.* (Electrical Components & Equipment)	1,416	32,016
Griffon Corp.* (Miscellaneous Manufacturing)	5,310	44,179
Group 1 Automotive, Inc. (Retail)	2,655	69,083
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,593	25,217
Haemonetics Corp.* (Healthcare-Products)	1,416	80,712
Hancock Holding Co. (Banks)	1,239	40,255
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,301	31,271
Hanmi Financial Corp. (Banks)	2,301	4,027
Harmonic, Inc.* (Telecommunications)	10,620	62,552
Haverty Furniture Cos., Inc. (Retail)	2,124	19,435
Healthcare Services Group, Inc. (Commercial Services)	2,478	44,307
HealthSpring, Inc.* (Healthcare-Services)	2,478	26,911
Heidrick & Struggles International, Inc. (Commercial Services)	531	9,691
Helen of Troy, Ltd.* (Household Products/Wares)	2,478	41,606
Hillenbrand, Inc. (Commercial Services)	6,726	111,921
HMS Holdings Corp.* (Commercial Services)	1,416	57,659
Holly Corp. (Oil & Gas)	1,062	19,095
Home Bancshares, Inc. (Banks)	531	10,110
Home Properties, Inc. (REIT)	3,540	120,714
Hot Topic, Inc.* (Retail)	1,770	12,939
Hub Group, Inc.—Class A* (Transportation)	1,947	40,186
Hutchinson Technology, Inc.* (Computers)	2,655	5,177
Iconix Brand Group, Inc.* (Apparel)	3,894	59,890
Independent Bank Corp./MA (Banks)	1,416	27,895
Independent Bank Corp./MI (Banks)	2,124	2,804
Infinity Property & Casualty Corp. (Insurance)	708	25,814
Informatica Corp.* (Software)	5,664	97,364
Inland Real Estate Corp. (REIT)	8,142	56,994
Insight Enterprises, Inc.* (Retail)	5,133	49,585
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,655	45,055
Interface, Inc.—Class A (Office Furnishings)	6,195	38,409
Intermec, Inc.* (Machinery-Diversified)	3,540	45,666
Interval Leisure Group, Inc.* (Leisure Time)	2,124	19,796
Invacare Corp. (Healthcare-Products)	3,540	62,481
Investment Technology Group, Inc.* (Diversified Financial Services)	2,124	43,308
Iowa Telecommunications Services, Inc. (Telecommunications)	3,540	44,285

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

IPC The Hospitalist Co.* (Healthcare-Services)	531	$14,172
J & J Snack Foods Corp. (Food)	885	31,771
Jack in the Box, Inc.* (Retail)	2,301	51,657
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,416	18,167
JDA Software Group, Inc.* (Software)	3,009	45,015
Jo-Ann Stores, Inc.* (Retail)	2,832	58,537
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,009	37,673
Kaman Corp. (Aerospace/Defense)	2,832	47,294
Kaydon Corp. (Metal Fabricate/Hardware)	1,593	51,868
Keithley Instruments, Inc. (Electronics)	1,416	5,664
Kendle International, Inc.* (Commercial Services)	531	6,499
Kensey Nash Corp.* (Healthcare-Products)	708	18,557
Kilroy Realty Corp. (REIT)	4,779	98,161
Kirby Corp.* (Transportation)	2,301	73,149
Kite Realty Group Trust (REIT)	6,903	20,157
Kopin Corp.* (Semiconductors)	4,956	18,189
La-Z-Boy, Inc. (Home Furnishings)	5,664	26,734
LaBranche & Co., Inc.* (Diversified Financial Services)	3,363	14,461
Laclede Group, Inc. (Gas)	1,062	35,184
Lance, Inc. (Food)	3,540	81,880
Landauer, Inc. (Commercial Services)	354	21,714
Landry’s Restaurants, Inc.* (Retail)	1,416	12,178
LaSalle Hotel Properties (REIT)	3,186	39,315
Lawson Products, Inc. (Metal Fabricate/Hardware)	531	7,545
Lexington Realty Trust (REIT)	9,027	30,692
Lindsay Manufacturing Co. (Machinery-Diversified)	531	17,576
Lithia Motors, Inc.—Class A (Retail)	1,947	17,990
Littelfuse, Inc.* (Electrical Components & Equipment)	1,062	21,198
Live Nation, Inc.* (Commercial Services)	9,204	44,731
Liz Claiborne, Inc. (Apparel)	10,443	30,076
LoJack Corp.* (Electronics)	708	2,967
LTC Properties, Inc. (REIT)	2,478	50,675
Lydall, Inc.* (Miscellaneous Manufacturing)	1,770	6,018
M/I Schottenstein Homes, Inc.* (Home Builders)	1,947	19,061
MagneTek, Inc.* (Electrical Components & Equipment)	3,363	4,675
Manhattan Associates, Inc.* (Computers)	1,062	19,350
Marcus Corp. (Lodging)	2,301	24,207
MarineMax, Inc.* (Retail)	2,124	7,307
Matrix Service Co.* (Oil & Gas Services)	2,832	32,511
MAXIMUS, Inc. (Commercial Services)	1,947	80,314
MedCath Corp.* (Healthcare-Services)	2,124	24,978
Medical Properties Trust, Inc. (REIT)	3,894	23,637
Mercury Computer Systems, Inc.* (Computers)	2,478	22,921
Merit Medical Systems, Inc.* (Healthcare-Products)	1,416	23,081
Methode Electronics, Inc. (Electronics)	4,248	29,821
Microsemi Corp.* (Semiconductors)	4,602	63,508
Mid-America Apartment Communities, Inc. (REIT)	3,186	116,958
Midas, Inc.* (Commercial Services)	1,593	16,695
Mobile Mini, Inc.* (Storage/Warehousing)	1,770	25,966
Moog, Inc.—Class A* (Aerospace/Defense)	2,301	59,389
Movado Group, Inc. (Retail)	1,947	20,521
MTS Systems Corp. (Computers)	885	18,275
Multimedia Games, Inc.* (Leisure Time)	2,478	12,291
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	531	18,511
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,186	26,508
Nash Finch Co. (Food)	1,416	38,317
National Financial Partners (Diversified Financial Services)	4,602	33,687
National Penn Bancshares, Inc. (Banks)	9,204	42,430
National Presto Industries, Inc. (Housewares)	531	40,409
National Retail Properties, Inc. (REIT)	8,850	153,547
NBT Bancorp, Inc. (Banks)	2,124	46,112
NCI Building Systems, Inc.* (Building Materials)	2,124	5,607
Neenah Paper, Inc. (Forest Products & Paper)	1,593	14,034
Neogen Corp.* (Pharmaceuticals)	708	20,518
Network Equipment Technologies, Inc.* (Telecommunications)	3,186	13,572
Neutral Tandem, Inc.* (Telecommunications)	1,062	31,350
New Jersey Resources Corp. (Gas)	4,602	170,458
NewMarket Corp. (Chemicals)	354	23,835
Newport Corp.* (Electronics)	4,071	23,571
Northwest Natural Gas Co. (Gas)	2,832	125,514
Novatel Wireless, Inc.* (Telecommunications)	3,363	30,334
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,593	22,780
O’Charley’s, Inc. (Retail)	2,301	21,284
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,947	20,015
OfficeMax, Inc. (Retail)	8,319	52,243
Old National Bancorp (Banks)	7,257	71,264
Olympic Steel, Inc. (Iron/Steel)	354	8,662
OM Group, Inc.* (Chemicals)	3,363	97,594
Omnicell, Inc.* (Software)	1,593	17,125
On Assignment, Inc.* (Commercial Services)	3,894	15,226
Osteotech, Inc.* (Healthcare-Products)	1,947	8,567
Oxford Industries, Inc. (Apparel)	1,416	16,496
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,301	34,860
PAREXEL International Corp.* (Commercial Services)	3,717	53,450
Parkway Properties, Inc. (REIT)	2,301	29,913
PC-Tel, Inc.* (Internet)	1,239	6,629
Peet’s Coffee & Tea, Inc.* (Beverages)	708	17,842
Penford Corp. (Chemicals)	1,239	7,174
Pennsylvania REIT (REIT)	4,425	22,125
Perry Ellis International, Inc.* (Apparel)	1,239	9,020
PharMerica Corp.* (Pharmaceuticals)	1,593	31,271
Phase Forward, Inc.* (Software)	3,009	45,466
Phoenix Technologies, Ltd.* (Software)	2,478	6,715
Piedmont Natural Gas Co., Inc. (Gas)	4,425	106,687
Pinnacle Entertainment, Inc.* (Entertainment)	3,186	29,598
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,770	77,296
Polaris Industries, Inc. (Leisure Time)	1,416	45,482
PolyOne Corp.* (Chemicals)	10,266	27,821
Post Properties, Inc. (REIT)	4,956	66,609
Presidential Life Corp. (Insurance)	2,301	17,419
ProAssurance Corp.* (Insurance)	1,593	73,613
Progress Software Corp.* (Software)	2,124	44,965
Prosperity Bancshares, Inc. (Banks)	2,301	68,639
PS Business Parks, Inc. (REIT)	1,593	77,165
PSS World Medical, Inc.* (Healthcare-Products)	3,009	55,697
Quaker Chemical Corp. (Chemicals)	1,239	16,466
Quanex Building Products Corp. (Building Materials)	4,071	45,677
Quiksilver, Inc.* (Apparel)	13,983	25,869
Radiant Systems, Inc.* (Computers)	1,239	10,284
RadiSys Corp.* (Computers)	2,655	23,922
RC2 Corp.* (Toys/Games/Hobbies)	1,062	14,050
Red Robin Gourmet Burgers, Inc.* (Retail)	1,770	33,187
Regal-Beloit Corp. (Hand/Machine Tools)	1,770	70,304
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,071	72,952
RehabCare Group, Inc.* (Healthcare-Services)	1,947	46,592
Res-Care, Inc.* (Healthcare-Services)	1,416	20,249
Rewards Network, Inc.* (Commercial Services)	3,009	11,374
RLI Corp. (Insurance)	885	39,648
Robbins & Myers, Inc. (Machinery-Diversified)	3,540	68,145
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,248	162,104
Rogers Corp.* (Electronics)	708	14,323
RTI International Metals, Inc.* (Mining)	1,239	21,893
Ruby Tuesday, Inc.* (Retail)	5,841	38,901
Rudolph Technologies, Inc.* (Semiconductors)	3,363	18,564
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,947	7,613
S&T Bancorp, Inc. (Banks)	1,947	23,676

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Safety Insurance Group, Inc. (Insurance)	1,770	$54,091
Sanderson Farms, Inc. (Food)	885	39,825
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,894	53,971
ScanSource, Inc.* (Distribution/Wholesale)	1,062	26,040
School Specialty, Inc.* (Retail)	1,770	35,772
Schulman (A.), Inc. (Chemicals)	2,832	42,791
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,770	48,162
Selective Insurance Group, Inc. (Insurance)	2,832	36,165
Senior Housing Properties Trust (REIT)	13,275	216,648
Simmons First National Corp.—Class A (Banks)	885	23,647
Skechers U.S.A., Inc.—Class A* (Apparel)	3,717	36,315
Skyline Corp. (Home Builders)	708	15,399
Skyworks Solutions, Inc.* (Semiconductors)	11,151	109,057
Smith Corp. (Miscellaneous Manufacturing)	2,478	80,708
Sonic Automotive, Inc. (Retail)	3,186	32,370
Sonic Corp.* (Retail)	3,894	39,057
Sonic Solutions* (Electronics)	1,062	3,133
South Financial Group, Inc. (Banks)	17,700	21,063
South Jersey Industries, Inc. (Gas)	3,363	117,335
Southwest Gas Corp. (Gas)	4,956	110,073
Sovran Self Storage, Inc. (REIT)	2,478	60,959
Spartan Motors, Inc. (Auto Parts & Equipment)	3,540	40,108
Spherion Corp.* (Commercial Services)	5,664	23,336
SPSS, Inc.* (Software)	885	29,532
Stage Stores, Inc. (Retail)	4,248	47,153
Standard Microsystems Corp.* (Semiconductors)	1,239	25,338
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,416	11,710
Standard Pacific Corp.* (Home Builders)	10,266	20,840
Standex International Corp. (Miscellaneous Manufacturing)	1,416	16,426
StarTek, Inc.* (Commercial Services)	1,239	9,937
Stein Mart, Inc.* (Retail)	2,832	25,092
Stepan Co. (Chemicals)	885	39,082
Sterling Bancorp (Banks)	1,947	16,257
Sterling Bancshares, Inc. (Banks)	9,027	57,141
Sterling Financial Corp. (Savings & Loans)	5,841	16,997
Stewart Information Services Corp. (Insurance)	1,947	27,745
Stone Energy Corp.* (Oil & Gas)	4,425	32,833
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,416	17,615
Superior Industries International, Inc. (Auto Parts & Equipment)	2,478	34,940
Supertex, Inc.* (Semiconductors)	531	13,333
Susquehanna Bancshares, Inc. (Banks)	9,558	46,739
SWS Group, Inc. (Diversified Financial Services)	1,416	19,782
Symmetricom, Inc.* (Telecommunications)	3,009	17,362
SYNNEX Corp.* (Software)	2,124	53,079
Take-Two Interactive Software, Inc. (Software)	5,664	53,638
Taleo Corp.—Class A* (Software)	1,947	35,572
Tanger Factory Outlet Centers, Inc. (REIT)	4,071	132,023
Technitrol, Inc. (Electronics)	4,602	29,775
Tekelec* (Telecommunications)	4,425	74,473
Tetra Tech, Inc.* (Environmental Control)	4,425	126,776
Texas Industries, Inc. (Building Materials)	3,009	94,362
Texas Roadhouse, Inc.—Class A* (Retail)	2,832	30,897
The Andersons, Inc. (Agriculture)	1,947	58,293
The Buckle, Inc. (Retail)	1,239	39,363
The Cato Corp.—Class A (Retail)	3,186	55,564
The Finish Line, Inc.—Class A (Retail)	6,018	44,654
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,363	14,293
The Hain Celestial Group, Inc.* (Food)	2,301	35,919
The Men’s Wearhouse, Inc. (Retail)	5,664	108,635
The Nautilus Group, Inc.* (Leisure Time)	2,478	2,800
The Navigators Group, Inc.* (Insurance)	708	31,456
The Pep Boys-Manny, Moe & Jack (Retail)	4,779	48,459
The Standard Register Co. (Household Products/Wares)	1,416	4,616
The Steak n Shake Co.* (Retail)	3,186	27,846
Theragenics Corp.* (Pharmaceuticals)	3,717	4,683
THQ, Inc.* (Software)	7,434	53,227
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,947	12,500
Tollgrade Communications, Inc.* (Telecommunications)	885	4,637
Tompkins Financial Corp. (Banks)	531	25,461
Tower Group, Inc. (Insurance)	2,124	52,633
Tredegar Corp. (Miscellaneous Manufacturing)	2,124	28,292
TreeHouse Foods, Inc.* (Food)	1,770	50,923
TriQuint Semiconductor, Inc.* (Semiconductors)	16,284	86,468
Triumph Group, Inc. (Aerospace/Defense)	1,770	70,800
TrueBlue, Inc.* (Commercial Services)	2,124	17,842
TrustCo Bank Corp. NY (Banks)	8,319	49,165
Tuesday Morning Corp.* (Retail)	3,363	11,333
Tween Brands, Inc.* (Retail)	2,655	17,735
UCBH Holdings, Inc. (Banks)	6,195	7,806
UIL Holdings Corp. (Electric)	3,363	75,499
Ultratech Stepper, Inc.* (Semiconductors)	1,770	21,789
UMB Financial Corp. (Banks)	3,186	121,100
Umpqua Holdings Corp. (Banks)	6,549	50,820
UniFirst Corp. (Textiles)	885	32,895
Unisource Energy Corp. (Electric)	3,894	103,347
United Bankshares, Inc. (Banks)	4,071	79,547
United Community Banks, Inc.* (Banks)	1,947	11,663
United Fire & Casualty Co. (Insurance)	2,478	42,498
United Natural Foods, Inc.* (Food)	1,770	46,462
United Stationers, Inc.* (Distribution/Wholesale)	1,416	49,390
Universal Electronics, Inc.* (Home Furnishings)	531	10,710
Universal Forest Products, Inc. (Building Materials)	1,947	64,426
Urstadt Biddle Properties—Class A (REIT)	2,301	32,398
Veeco Instruments, Inc.* (Semiconductors)	3,540	41,029
Vicor Corp. (Electrical Components & Equipment)	2,124	15,335
Volt Information Sciences, Inc.* (Commercial Services)	1,416	8,878
Wabash National Corp. (Auto Manufacturers)	3,363	2,354
Watsco, Inc. (Distribution/Wholesale)	3,186	155,891
Watts Water Technologies, Inc.—Class A (Electronics)	3,186	68,626
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,310	35,683
WD-40 Co. (Household Products/Wares)	885	25,665
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,239	43,179
Whitney Holding Corp. (Banks)	7,434	68,095
Winnebago Industries, Inc. (Home Builders)	1,416	10,521
Wintrust Financial Corp. (Banks)	2,655	42,692
Wolverine World Wide, Inc. (Apparel)	2,301	50,760
World Fuel Services Corp. (Retail)	1,062	43,786
Zale Corp.* (Retail)	3,540	12,178
Zenith National Insurance Corp. (Insurance)	1,770	38,480
Zep, Inc. (Chemicals)	1,062	12,797
Zoll Medical Corp.* (Healthcare-Products)	1,239	23,962

TOTAL COMMON STOCKS
(Cost $13,223,881)		17,519,655

TOTAL INVESTMENT SECURITIES
(Cost $13,223,881)—100.2%		17,519,655
Net other assets (liabilities)—(0.2)%		(36,070)

NET ASSETS—100.0%		$17,483,585

*	Non-income producing security

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Aerospace/Defense	1.4%
Agriculture	0.5%
Apparel	1.4%
Auto Manufacturers	NM
Auto Parts & Equipment	0.6%
Banks	7.8%
Beverages	0.1%
Biotechnology	1.0%
Building Materials	1.4%
Chemicals	2.7%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.3%
Electric	2.9%
Electrical Components & Equipment	1.1%
Electronics	3.2%
Engineering & Construction	1.1%
Entertainment	0.2%
Environmental Control	1.0%
Food	2.1%
Forest Products & Paper	1.7%
Gas	5.2%
Hand/Machine Tools	1.1%
Healthcare-Products	3.5%
Healthcare-Services	2.7%
Home Builders	0.4%
Home Furnishings	0.7%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	2.9%
Internet	0.6%
Iron/Steel	0.2%
Leisure Time	0.7%
Lodging	0.1%
Machinery-Diversified	2.1%
Media	NM
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.2%
Oil & Gas	0.7%
Oil & Gas Services	0.3%
Pharmaceuticals	0.6%
REIT	11.4%
Real Estate	0.3%
Retail	8.9%
Savings & Loans	0.6%
Semiconductors	3.5%
Software	3.8%
Storage/Warehousing	0.2%
Telecommunications	3.4%
Textiles	0.5%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Water	0.4%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

5

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,223,881

Securities, at value	17,519,655

Total Investment Securities, at value	17,519,655
Dividends receivable	29,966
Receivable for capital shares issued	5,349
Receivable for investments sold	758,551
Prepaid expenses	187

Total Assets	18,313,708

Liabilities:
Cash overdraft	18,010
Payable for investments purchased	2,246
Payable for capital shares redeemed	776,964
Advisory fees payable	4,977
Management services fees payable	663
Administration fees payable	572
Administrative services fees payable	5,667
Distribution fees payable	4,689
Trustee fees payable	1
Transfer agency fees payable	911
Fund accounting fees payable	1,151
Compliance services fees payable	354
Other accrued expenses	13,918

Total Liabilities	830,123

Net Assets	$17,483,585

Net Assets consist of:
Capital	$35,454,436
Accumulated net investment income (loss)	158,346
Accumulated net realized gains (losses) on investments	(22,424,971)
Net unrealized appreciation (depreciation) on investments	4,295,774

Net Assets	$17,483,585

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	967,343

Net Asset Value (offering and redemption price per share)	$18.07

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$220,512
Interest	17

Total Investment Income	220,529

Expenses:
Advisory fees	65,570
Management services fees	8,743
Administration fees	3,576
Transfer agency fees	5,493
Administrative services fees	28,268
Distribution fees	21,857
Custody fees	26,818
Fund accounting fees	8,761
Trustee fees	139
Compliance services fees	75
Other fees	11,713

Total Gross Expenses before reductions	181,013
Less Expenses reduced by the Advisor	(36,950)

Total Net Expenses	144,063

Net Investment Income (Loss)	76,466

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,282,575)
Change in net unrealized appreciation/depreciation on investments	1,228,952

Net Realized and Unrealized Gains (Losses) on Investments	(2,053,623)

Change in Net Assets Resulting from Operations	$(1,977,157)

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$76,466	$81,880
Net realized gains (losses) on investments	(3,282,575)	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	1,228,952	(3,087,907)

Change in net assets resulting from operations	(1,977,157)	(16,951,835)

Distributions to Shareholders From:
Net realized gains on investments	—	(3,171,170)

Change in net assets resulting from distributions	—	(3,171,170)

Capital Transactions:
Proceeds from shares issued	45,267,690	146,366,487
Dividends reinvested	—	3,171,170
Value of shares redeemed	(44,660,321)	(142,531,268)

Change in net assets resulting from capital transactions	607,369	7,006,389

Change in net assets	(1,369,788)	(13,116,616)
Net Assets:
Beginning of period	18,853,373	31,969,989

End of period	$17,483,585	$18,853,373

Accumulated net investment income (loss)	$158,346	$81,880

Share Transactions:
Issued	2,667,599	5,903,407
Reinvested	—	123,922
Redeemed	(2,712,127)	(6,125,024)

Change in shares	(44,528)	(97,695)

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.63		$28.81	$36.64	$32.88	$33.54	$28.97

Investment Activities:
Net investment income (loss)(a)	0.07		0.07	(0.08)	(0.12)	(0.23)	(0.16)
Net realized and unrealized gains (losses) on investments	(0.63)		(8.41)	(2.27)	5.71	1.59	5.92

Total income (loss) from investment activities	(0.56)		(8.34)	(2.35)	5.59	1.36	5.76

Distributions to Shareholders From:
Net realized gains on investments	—		(1.84)	(5.48)	(1.83)	(2.02)	(1.19)

Net Asset Value, End of Period	$18.07		$18.63	$28.81	$36.64	$32.88	$33.54

Total Return	(3.01	)%(b)	(30.68)%	(7.22)%	17.43%	4.00%	20.12%

Ratios to Average Net Assets:
Gross expenses(c)	2.07%		1.93%	1.76%	1.79%	1.91%	1.95%
Net expenses(c)	1.65%		1.63%	1.63%	1.75%	1.91%	1.95%
Net investment income (loss)(c)	0.88%		0.28%	(0.21)%	(0.34)%	(0.69)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$17,484		$18,853	$31,970	$102,760	$62,820	$179,162
Portfolio turnover rate(d)	233	%(b)	459%	291%	436%	573%	819%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	24%
Consumer Non-Cyclical	17%
Technology	9%
Communications	7%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (13.7%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09	$1,380,000	$1,380,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,380,000)		1,380,000

U.S. Treasury Obligations (16.3%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	1,636,000	1,635,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,635,999)		1,635,999

Repurchase Agreements (58.9%)
Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,469,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,506,568)	1,477,000	1,477,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,001 (Collateralized by $1,500,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $1,510,940)	1,477,000	1,477,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,406,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,506,629)	1,477,000	1,477,000
UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,501,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $1,506,863)	1,477,000	1,477,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,908,000)		5,908,000

TOTAL INVESTMENT SECURITIES
(Cost $8,923,999)—88.9%		8,923,999
Net other assets (liabilities)—11.1%		1,115,824

NET ASSETS—100.0%		$10,039,823

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/10/09 (Underlying notional amount at value $10,094,175)	203	$(12,032)

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Japan (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$8,923,999

Securities, at value	3,015,999
Repurchase agreements, at value	5,908,000

Total Investment Securities, at value	8,923,999
Cash	269
Segregated cash balances with brokers for futures contracts	1,263,700
Interest receivable	2
Prepaid expenses	70

Total Assets	10,188,040

Liabilities:
Payable for capital shares redeemed	78,204
Variation margin on futures contracts	50,775
Advisory fees payable	5,514
Management services fees payable	735
Administration fees payable	316
Administrative services fees payable	3,013
Distribution fees payable	2,228
Transfer agency fees payable	503
Fund accounting fees payable	636
Compliance services fees payable	213
Other accrued expenses	6,080

Total Liabilities	148,217

Net Assets	$10,039,823

Net Assets consist of:
Capital	$24,928,875
Accumulated net investment income (loss)	(5,861)
Accumulated net realized gains (losses) on investments	(14,871,159)
Net unrealized appreciation (depreciation) on investments	(12,032)

Net Assets	$10,039,823

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	767,366

Net Asset Value (offering and redemption price per share)	$13.08

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$4,853

Expenses:
Advisory fees	34,774
Management services fees	4,636
Administration fees	2,099
Transfer agency fees	3,258
Administrative services fees	15,920
Distribution fees	11,591
Custody fees	1,297
Fund accounting fees	4,233
Trustee fees	69
Compliance services fees	52
Other fees	5,590

Total Gross Expenses before reductions	83,519
Less Expenses reduced by the Advisor	(7,159)

Total Net Expenses	76,360

Net Investment Income (Loss)	(71,507)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(540)
Net realized gains (losses) on futures contracts	255,440
Change in net unrealized appreciation/depreciation on investments	(467,203)

Net Realized and Unrealized Gains (Losses) on Investments	(212,303)

Change in Net Assets Resulting from Operations	$(283,810)

See accompanying notes to the financial statements.

10

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(71,507)	$65,646
Net realized gains (losses) on investments	254,900	(9,107,919)
Change in net unrealized appreciation/depreciation on investments	(467,203)	1,908,094

Change in net assets resulting from operations	(283,810)	(7,134,179)

Distributions to Shareholders From:
Net investment income	—	(1,770,821)

Change in net assets resulting from distributions	—	(1,770,821)

Capital Transactions:
Proceeds from shares issued	21,269,801	76,292,559
Dividends reinvested	—	1,770,821
Value of shares redeemed	(22,339,080)	(82,867,242)

Change in net assets resulting from capital transactions	(1,069,279)	(4,803,862)

Change in net assets	(1,353,089)	(13,708,862)
Net Assets:
Beginning of period	11,392,912	25,101,774

End of period	$10,039,823	$11,392,912

Accumulated net investment income (loss)	$(5,861)	$65,646

Share Transactions:
Issued	1,767,350	4,011,707
Reinvested	—	105,218
Redeemed	(1,917,841)	(4,237,209)

Change in shares	(150,491)	(120,284)

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$12.41		$24.18	$28.59	$39.15	$27.62	$27.84

Investment Activities:
Net investment income (loss)(a)	(0.09)		0.09	0.98	1.10	0.49	(0.21)
Net realized and unrealized gains (losses) on investments	0.76	(b)	(9.30)	(3.76)	1.77	11.04	2.20

Total income (loss) from investment activities	0.67		(9.21)	(2.78)	2.87	11.53	1.99

Distributions to Shareholders From:
Net investment income	—		(2.56)	(1.63)	(0.44)	—	—
Net realized gains on investments	—		—	—	(12.99)	—	(2.21)

Total distributions	—		(2.56)	(1.63)	(13.43)	—	(2.21)

Net Asset Value, End of Period	$13.08		$12.41	$24.18	$28.59	$39.15	$27.62

Total Return	5.40	%(c)	(40.84)%	(9.99)%	10.86%	41.78%	7.56%

Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.72%	1.68%	1.73%	1.83%	1.85%
Net expenses(d)	1.65%		1.63%	1.63%	1.70%	1.83%	1.85%
Net investment income (loss)(d)	(1.54)%		0.46%	3.44%	3.06%	1.52%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$10,040		$11,393	$25,102	$68,027	$129,155	$27,659
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S& P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	72%
Futures Contracts	47%
Swap Agreements	79%

Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Vertex Pharmaceuticals, Inc.	0.6%
Ross Stores, Inc.	0.5%
Priceline.com, Inc.	0.5%
Newfield Exploration Co.	0.5%
Pride International, Inc.	0.4%

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	17%
Industrial	17%
Consumer Cyclical	13%
Technology	8%
Utilities	7%
Energy	6%
Basic Materials	5%
Communications	5%

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (71.6%)
	Shares	Value

3Com Corp.* (Telecommunications)	6,900	$32,499
99 Cents Only Stores* (Retail)	828	11,244
Aaron’s, Inc. (Commercial Services)	828	24,691
ACI Worldwide, Inc.* (Software)	552	7,706
Acxiom Corp. (Software)	1,104	9,748
ADC Telecommunications, Inc.* (Telecommunications)	1,656	13,182
ADTRAN, Inc. (Telecommunications)	966	20,740
Advance Auto Parts, Inc. (Retail)	1,656	68,707
Advent Software, Inc.* (Software)	276	9,050
Aecom Technology Corp.* (Engineering & Construction)	1,518	48,576
Aeropostale, Inc.* (Retail)	1,104	37,834
Affiliated Managers Group, Inc.* (Diversified Financial Services)	690	40,151
Affymetrix, Inc.* (Biotechnology)	1,242	7,365
AGCO Corp.* (Machinery-Diversified)	1,518	44,128
AGL Resources, Inc. (Gas)	1,380	43,884
Airgas, Inc. (Chemicals)	1,380	55,931
AirTran Holdings, Inc.* (Airlines)	2,070	12,813
Alaska Air Group, Inc.* (Airlines)	552	10,080
Albemarle Corp. (Chemicals)	1,518	38,815
Alberto-Culver Co. (Cosmetics/Personal Care)	1,518	38,603
Alexander & Baldwin, Inc. (Transportation)	690	16,174
Alexandria Real Estate Equities, Inc. (REIT)	690	24,695
Alliance Data Systems Corp.* (Commercial Services)	966	39,790
Alliant Energy Corp. (Electric)	1,932	50,483
Alliant Techsystems, Inc.* (Aerospace/Defense)	552	45,463
AMB Property Corp. (REIT)	2,484	46,724
American Eagle Outfitters, Inc. (Retail)	3,588	50,842
American Financial Group, Inc. (Insurance)	1,242	26,802
American Greetings Corp.—Class A (Household Products/Wares)	690	8,059
AmeriCredit Corp.* (Diversified Financial Services)	2,346	31,788
Ametek, Inc. (Electrical Components & Equipment)	1,794	62,037
AnnTaylor Stores Corp.* (Retail)	966	7,709
ANSYS, Inc.* (Software)	1,518	47,301
Apollo Investment Corp. (Investment Companies)	2,484	14,904
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,104	37,282
Aqua America, Inc. (Water)	2,346	41,993
Arch Coal, Inc. (Coal)	2,484	38,179
Arrow Electronics, Inc.* (Electronics)	2,070	43,967
Arthur J. Gallagher & Co. (Insurance)	1,656	35,339
Ashland, Inc. (Chemicals)	1,104	30,967
Associated Banc-Corp (Banks)	2,208	27,600
Astoria Financial Corp. (Savings & Loans)	1,380	11,840
Atmel Corp.* (Semiconductors)	8,004	29,855
Avnet, Inc.* (Electronics)	2,622	55,141
Avocent Corp.* (Internet)	690	9,632
BancorpSouth, Inc. (Banks)	1,242	25,498
Bank of Hawaii Corp. (Banks)	828	29,667
Barnes & Noble, Inc. (Retail)	552	11,388
BE Aerospace, Inc.* (Aerospace/Defense)	1,794	25,762
Beckman Coulter, Inc. (Healthcare-Products)	1,104	63,083
Bill Barrett Corp.* (Oil & Gas)	552	15,158
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	276	20,832
BJ’s Wholesale Club, Inc.* (Retail)	966	31,134
Black Hills Corp. (Electric)	690	15,863
Blyth, Inc. (Household Products/Wares)	138	4,525
Bob Evans Farms, Inc. (Retail)	414	11,898
BorgWarner, Inc. (Auto Parts & Equipment)	2,070	70,649
Boyd Gaming Corp.* (Lodging)	966	8,211
BRE Properties, Inc.—Class A (REIT)	828	19,673
Brink’s Home Security Holdings, Inc.* (Commercial Services)	690	19,534
Brinker International, Inc. (Retail)	1,794	30,552
Broadridge Financial Solutions, Inc. (Software)	2,484	41,185
Brown & Brown, Inc. (Insurance)	2,070	41,255
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,242	35,472
Cabot Corp. (Chemicals)	1,104	13,888
Cadence Design Systems, Inc.* (Computers)	4,692	27,683
Callaway Golf Co. (Leisure Time)	1,104	5,597
Camden Property Trust (REIT)	1,104	30,470
Career Education Corp.* (Commercial Services)	1,242	30,913
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	966	23,223
Carmax, Inc.* (Retail)	3,864	56,801
Carpenter Technology Corp. (Iron/Steel)	690	14,359
Cathay Bancorp, Inc. (Banks)	828	7,874
Cerner Corp.* (Software)	1,104	68,768
Charles River Laboratories International, Inc.* (Biotechnology)	1,104	37,260
Cheesecake Factory, Inc.* (Retail)	966	16,712

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Chico’s FAS, Inc.* (Retail)	3,036	$29,540
Chipotle Mexican Grill, Inc.—Class A* (Retail)	552	44,160
Church & Dwight, Inc. (Household Products/Wares)	1,242	67,453
Cimarex Energy Co. (Oil & Gas)	1,380	39,109
Cincinnati Bell, Inc.* (Telecommunications)	3,726	10,582
City National Corp. (Banks)	690	25,413
Clean Harbors, Inc.* (Environmental Control)	276	14,901
Cleco Corp. (Electric)	966	21,658
Cliffs Natural Resources, Inc. (Iron/Steel)	2,208	54,030
Coldwater Creek, Inc.* (Retail)	828	5,018
Collective Brands, Inc.* (Retail)	1,104	16,085
Commerce Bancshares, Inc. (Banks)	1,104	35,140
Commercial Metals Co. (Metal Fabricate/Hardware)	1,932	30,970
Commscope, Inc.* (Telecommunications)	1,380	36,239
Community Health Systems, Inc.* (Healthcare-Services)	1,518	38,329
Comstock Resources, Inc.* (Oil & Gas)	828	27,365
Con-way, Inc. (Transportation)	828	29,237
Copart, Inc.* (Retail)	1,104	38,276
Corinthian Colleges, Inc.* (Commercial Services)	1,518	25,700
Corn Products International, Inc. (Food)	1,242	33,273
Corporate Office Properties Trust (REIT)	966	28,333
Corrections Corp. of America* (Commercial Services)	1,932	32,825
Cousins Properties, Inc. (REIT)	690	5,865
Covance, Inc.* (Healthcare-Services)	1,104	54,317
Crane Co. (Miscellaneous Manufacturing)	828	18,473
Cree Research, Inc.* (Semiconductors)	1,518	44,614
Cullen/Frost Bankers, Inc. (Banks)	966	44,552
Cytec Industries, Inc. (Chemicals)	828	15,417
Deluxe Corp. (Commercial Services)	828	10,607
Dick’s Sporting Goods, Inc.* (Retail)	1,518	26,110
Diebold, Inc. (Computers)	1,104	29,101
Digital River, Inc.* (Internet)	552	20,049
Dollar Tree, Inc.* (Retail)	1,518	63,908
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,380	47,803
DPL, Inc. (Electric)	2,070	47,962
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,242	34,267
DST Systems, Inc.* (Computers)	690	25,495
Duke-Weeks Realty Corp. (REIT)	4,002	35,098
Dycom Industries, Inc.* (Engineering & Construction)	690	7,638
Eaton Vance Corp. (Diversified Financial Services)	2,070	55,372
Edwards Lifesciences Corp.* (Healthcare-Products)	966	65,717
Encore Acquisition Co.* (Oil & Gas)	828	25,544
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,070	37,094
Energen Corp. (Gas)	1,242	49,556
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,104	57,673
Equinix, Inc.* (Internet)	552	40,152
Equity One, Inc. (REIT)	552	7,320
Essex Property Trust, Inc. (REIT)	414	25,763
Everest Re Group, Ltd. (Insurance)	966	69,137
Exterran Holdings, Inc.* (Oil & Gas Services)	1,104	17,708
F5 Networks, Inc.* (Internet)	1,380	47,734
FactSet Research Systems, Inc. (Computers)	690	34,410
Fair Isaac Corp. (Software)	828	12,801
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,208	15,434
Federal Realty Investment Trust (REIT)	966	49,768
Federal Signal Corp. (Miscellaneous Manufacturing)	828	6,334
Fidelity National Title Group, Inc.—Class A (Insurance)	4,140	56,014
First American Financial Corp. (Insurance)	1,656	42,907
First Niagara Financial Group, Inc. (Savings & Loans)	2,622	29,943
FirstMerit Corp. (Banks)	1,381	23,449
Flowers Foods, Inc. (Food)	1,380	30,139
FMC Corp. (Chemicals)	1,242	58,747
Foot Locker, Inc. (Retail)	2,760	28,897
Forest Oil Corp.* (Oil & Gas)	1,932	28,825
Fossil, Inc.* (Household Products/Wares)	828	19,938
Frontier Oil Corp. (Oil & Gas)	1,794	23,519
FTI Consulting, Inc.* (Commercial Services)	828	41,996
Fulton Financial Corp. (Banks)	3,036	15,818
Gartner Group, Inc.* (Commercial Services)	966	14,741
GATX Corp. (Trucking & Leasing)	828	21,296
Gen-Probe, Inc.* (Healthcare-Products)	828	35,587
Gentex Corp. (Electronics)	2,346	27,214
Global Payments, Inc. (Software)	1,380	51,695
Graco, Inc. (Machinery-Diversified)	966	21,271
Granite Construction, Inc. (Engineering & Construction)	552	18,371
Great Plains Energy, Inc. (Electric)	2,346	36,480
Greif, Inc.—Class A (Packaging & Containers)	552	24,409
GUESS?, Inc. (Apparel)	966	24,903
Hanesbrands, Inc.* (Apparel)	1,656	24,857
Hanover Insurance Group, Inc. (Insurance)	828	31,555
Hansen Natural Corp.* (Beverages)	1,242	38,278
Harsco Corp. (Miscellaneous Manufacturing)	1,380	39,054
Harte-Hanks, Inc. (Advertising)	552	5,106
Hawaiian Electric Industries, Inc. (Electric)	1,518	28,933
HCC Insurance Holdings, Inc. (Insurance)	1,932	46,387
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,278	21,133
Health Net, Inc.* (Healthcare-Services)	1,794	27,897
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,656	18,001
Helmerich & Payne, Inc. (Oil & Gas)	1,794	55,381
Henry Schein, Inc.* (Healthcare-Products)	1,518	72,788
Herman Miller, Inc. (Office Furnishings)	828	12,702
Hewitt Associates, Inc.* (Commercial Services)	1,380	41,096
Highwoods Properties, Inc. (REIT)	1,242	27,784
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,104	17,907
HNI Corp. (Office Furnishings)	690	12,461
Hologic, Inc.* (Healthcare-Products)	4,554	64,803
Horace Mann Educators Corp. (Insurance)	690	6,879
Hospitality Properties Trust (REIT)	1,932	22,971
Hubbell, Inc.—Class B (Electrical Components & Equipment)	966	30,970
IDACORP, Inc. (Electric)	828	21,644
IDEX Corp. (Machinery-Diversified)	1,380	33,907
IDEXX Laboratories, Inc.* (Healthcare-Products)	966	44,629
Imation Corp. (Computers)	414	3,151
Immucor, Inc.* (Healthcare-Products)	1,242	17,090
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	2,760	48,300
Integrated Device Technology, Inc.* (Semiconductors)	2,898	17,504
International Bancshares Corp. (Banks)	828	8,537
International Rectifier Corp.* (Semiconductors)	1,242	18,394
International Speedway Corp. (Entertainment)	414	10,603
Intersil Corp.—Class A (Semiconductors)	2,070	26,020
Itron, Inc.* (Electronics)	690	37,998
ITT Educational Services, Inc.* (Commercial Services)	552	55,564
J. Crew Group, Inc.* (Retail)	828	22,373
J.B. Hunt Transport Services, Inc. (Transportation)	1,380	42,131
Jack Henry & Associates, Inc. (Computers)	1,380	28,635
Jefferies Group, Inc.* (Diversified Financial Services)	2,208	47,097
JetBlue Airways Corp.* (Airlines)	3,588	15,321
John Wiley & Sons, Inc. (Media)	690	22,942
Jones Lang LaSalle, Inc. (Real Estate)	690	22,584
Joy Global, Inc. (Machinery-Construction & Mining)	1,794	64,082

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Kansas City Southern Industries, Inc.* (Transportation)	1,518	$24,455
KBR, Inc. (Engineering & Construction)	2,760	50,894
Kelly Services, Inc.—Class A (Commercial Services)	414	4,533
Kennametal, Inc. (Hand/Machine Tools)	1,242	23,822
Kindred Healthcare, Inc.* (Healthcare-Services)	414	5,121
Kinetic Concepts, Inc.* (Healthcare-Products)	966	26,323
Korn/Ferry International* (Commercial Services)	690	7,342
Lam Research Corp.* (Semiconductors)	2,208	57,408
Lamar Advertising Co.* (Advertising)	1,242	18,965
Lancaster Colony Corp. (Miscellaneous Manufacturing)	276	12,163
Landstar System, Inc. (Transportation)	828	29,733
Lender Processing Services, Inc. (Diversified Financial Services)	1,380	38,323
Lennox International, Inc. (Building Materials)	828	26,612
Liberty Property Trust (REIT)	1,794	41,334
Life Time Fitness, Inc.* (Leisure Time)	552	11,046
LifePoint Hospitals, Inc.* (Healthcare-Services)	966	25,357
Lincare Holdings, Inc.* (Healthcare-Services)	1,104	25,966
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	690	24,868
LKQ Corp.* (Distribution/Wholesale)	2,484	40,862
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,518	5,192
Lubrizol Corp. (Chemicals)	1,104	52,230
M.D.C. Holdings, Inc. (Home Builders)	552	16,621
Mack-Cali Realty Corp. (REIT)	1,380	31,464
Macrovision Solutions Corp.* (Entertainment)	1,380	30,098
Manpower, Inc. (Commercial Services)	1,380	58,429
ManTech International Corp.—Class A* (Software)	276	11,879
Mariner Energy, Inc.* (Oil & Gas)	1,794	21,079
Martin Marietta Materials (Building Materials)	690	54,427
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	828	29,469
Masimo Corp.* (Healthcare-Products)	828	19,963
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	414	12,884
MDU Resources Group, Inc. (Electric)	3,174	60,211
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	966	15,765
Mentor Graphics Corp.* (Computers)	1,656	9,058
Mercury General Corp. (Insurance)	552	18,453
Metavante Technologies, Inc.* (Software)	1,518	39,255
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	552	42,587
Micros Systems, Inc.* (Computers)	1,380	34,942
Mine Safety Appliances Co. (Environmental Control)	414	9,977
Minerals Technologies, Inc. (Chemicals)	276	9,942
Mohawk Industries, Inc.* (Textiles)	966	34,467
MPS Group, Inc.* (Commercial Services)	1,518	11,598
MSC Industrial Direct Co.—Class A (Retail)	690	24,481
National Fuel Gas Co. (Pipelines)	1,380	49,790
National Instruments Corp. (Computers)	966	21,793
Nationwide Health Properties, Inc. (REIT)	1,794	46,178
Navigant Consulting Co.* (Commercial Services)	828	10,698
NBTY, Inc.* (Pharmaceuticals)	966	27,164
NCR Corp.* (Computers)	2,760	32,651
Netflix, Inc.* (Internet)	690	28,525
NeuStar, Inc.* (Telecommunications)	1,242	27,523
New York Community Bancorp (Savings & Loans)	6,072	64,910
NewAlliance Bancshares, Inc. (Savings & Loans)	1,794	20,631
Newfield Exploration Co.* (Oil & Gas)	2,346	76,644
Nordson Corp. (Machinery-Diversified)	552	21,340
NSTAR (Electric)	1,794	57,605
NV Energy, Inc. (Electric)	4,140	44,671
NVR, Inc.* (Home Builders)	138	69,330
Oceaneering International, Inc.* (Oil & Gas Services)	966	43,663
OGE Energy Corp. (Electric)	1,656	46,898
Old Republic International Corp. (Insurance)	4,278	42,138
Olin Corp. (Chemicals)	1,380	16,408
OMEGA Healthcare Investors, Inc. (REIT)	1,380	21,418
Omnicare, Inc. (Pharmaceuticals)	1,794	46,213
ONEOK, Inc. (Gas)	1,794	52,905
Oshkosh Truck Corp. (Auto Manufacturers)	1,242	18,059
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	966	27,270
Overseas Shipholding Group, Inc. (Transportation)	414	14,093
Owens & Minor, Inc. (Distribution/Wholesale)	690	30,236
Packaging Corp. of America (Packaging & Containers)	1,794	29,063
PacWest Bancorp (Banks)	414	5,448
Palm, Inc.* (Computers)	2,346	38,873
Panera Bread Co.—Class A* (Retail)	552	27,523
Parametric Technology Corp.* (Software)	2,070	24,198
Patriot Coal Corp.* (Coal)	1,242	7,924
Patterson-UTI Energy, Inc. (Oil & Gas)	2,622	33,719
Pentair, Inc. (Miscellaneous Manufacturing)	1,656	42,427
PepsiAmericas, Inc. (Beverages)	966	25,898
Perrigo Co. (Pharmaceuticals)	1,380	38,336
PetSmart, Inc. (Retail)	2,208	47,384
Pharmaceutical Product Development, Inc. (Commercial Services)	2,070	48,065
Phillips-Van Heusen Corp. (Apparel)	828	23,755
Plains Exploration & Production Co.* (Oil & Gas)	2,070	56,635
Plantronics, Inc. (Telecommunications)	828	15,657
PNM Resources, Inc. (Electric)	1,518	16,258
Polycom, Inc.* (Telecommunications)	1,380	27,973
Potlatch Corp. (Forest Products & Paper)	690	16,760
Priceline.com, Inc.* (Internet)	690	76,969
Pride International, Inc.* (Oil & Gas)	3,036	76,082
Protective Life Corp. (Insurance)	1,518	17,366
Psychiatric Solutions, Inc.* (Healthcare-Services)	966	21,967
Quicksilver Resources, Inc.* (Oil & Gas)	1,932	17,948
Ralcorp Holdings, Inc.* (Food)	966	58,849
Raymond James Financial Corp. (Diversified Financial Services)	1,656	28,500
Rayonier, Inc. (Forest Products & Paper)	1,380	50,163
Realty Income Corp. (REIT)	1,794	39,324
Regency Centers Corp. (REIT)	1,380	48,176
Regis Corp. (Retail)	690	12,013
Reinsurance Group of America, Inc. (Insurance)	1,242	43,358
Reliance Steel & Aluminum Co. (Iron/Steel)	1,104	42,383
Rent-A-Center, Inc.* (Commercial Services)	1,104	19,684
ResMed, Inc.* (Healthcare-Products)	1,242	50,587
RF Micro Devices, Inc.* (Telecommunications)	4,692	17,642
Rollins, Inc. (Commercial Services)	690	11,944
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,518	68,781
Ross Stores, Inc. (Retail)	2,208	85,229
RPM, Inc. (Chemicals)	2,208	31,000
Ruddick Corp. (Food)	690	16,167
SAIC, Inc.* (Commercial Services)	3,588	66,557
Saks, Inc.* (Retail)	2,484	11,004
Scholastic Corp. (Media)	414	8,193
Scientific Games Corp.—Class A* (Entertainment)	1,104	17,410
SEI Investments Co. (Software)	2,346	42,322
Semtech Corp.* (Semiconductors)	966	15,369
Sensient Technologies Corp. (Chemicals)	828	18,688
Sepracor, Inc.* (Pharmaceuticals)	1,932	33,462
Service Corp. International (Commercial Services)	4,416	24,200
Shaw Group, Inc.* (Engineering & Construction)	1,380	37,826
Silicon Laboratories, Inc.* (Semiconductors)	690	26,179
SL Green Realty Corp. (REIT)	1,242	28,491
Smithfield Foods, Inc.* (Food)	2,070	28,918
Sonoco Products Co. (Packaging & Containers)	1,656	39,661
Sotheby’s (Commercial Services)	1,104	15,577
Southern Union Co. (Gas)	2,208	40,605
SPX Corp. (Miscellaneous Manufacturing)	828	40,547
SRA International, Inc.—Class A* (Computers)	690	12,116

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

StanCorp Financial Group, Inc. (Insurance)	828	$23,747
Steel Dynamics, Inc. (Iron/Steel)	3,312	48,786
STERIS Corp. (Healthcare-Products)	966	25,193
Strayer Education, Inc. (Commercial Services)	138	30,099
Superior Energy Services, Inc.* (Oil & Gas Services)	1,380	23,833
SVB Financial Group* (Banks)	552	15,025
Sybase, Inc.* (Software)	1,380	43,249
Syniverse Holdings, Inc.* (Telecommunications)	828	13,273
Synopsys, Inc.* (Computers)	2,484	48,463
Synovus Financial Corp. (Banks)	4,968	14,854
TCF Financial Corp. (Banks)	1,932	25,831
Tech Data Corp.* (Distribution/Wholesale)	828	27,084
Techne Corp. (Healthcare-Products)	552	35,223
Teleflex, Inc. (Miscellaneous Manufacturing)	690	30,933
Telephone & Data Systems, Inc. (Telecommunications)	1,794	50,770
Temple-Inland, Inc. (Forest Products & Paper)	1,794	23,537
Terex Corp.* (Machinery-Construction & Mining)	1,794	21,654
Terra Industries, Inc. (Chemicals)	1,656	40,108
The Brink’s Co. (Miscellaneous Manufacturing)	690	20,031
The Corporate Executive Board Co. (Commercial Services)	552	11,460
The Macerich Co. (REIT)	1,270	22,365
The Ryland Group, Inc. (Home Builders)	690	11,592
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	690	24,184
The Timberland Co.—Class A* (Apparel)	690	9,156
The Warnaco Group, Inc.* (Apparel)	690	22,356
Thomas & Betts Corp.* (Electronics)	828	23,871
Thor Industries, Inc. (Home Builders)	552	10,140
Thoratec Corp.* (Healthcare-Products)	966	25,869
Tidewater, Inc. (Oil & Gas Services)	828	35,496
Timken Co. (Metal Fabricate/Hardware)	1,518	25,927
Toll Brothers, Inc.* (Home Builders)	2,346	39,812
Tootsie Roll Industries, Inc. (Food)	414	9,394
Trimble Navigation, Ltd.* (Electronics)	2,070	40,634
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,380	18,796
Trustmark Corp. (Banks)	828	15,997
Tupperware Corp. (Household Products/Wares)	1,104	28,726
UDR, Inc. (REIT)	2,622	27,085
UGI Corp. (Gas)	1,932	49,247
Under Armour, Inc.—Class A* (Retail)	552	12,354
Unit Corp.* (Oil & Gas)	828	22,828
United Rentals, Inc.* (Commercial Services)	966	6,269
United Therapeutics Corp.* (Pharmaceuticals)	414	34,499
Unitrin, Inc. (Insurance)	828	9,953
Universal Corp. (Agriculture)	414	13,708
Universal Health Services, Inc.—Class B (Healthcare-Services)	828	40,448
Urban Outfitters, Inc.* (Retail)	1,932	40,321
URS Corp.* (Engineering & Construction)	1,380	68,338
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,380	35,494
Valley National Bancorp (Banks)	2,484	29,063
Valmont Industries, Inc. (Metal Fabricate/Hardware)	276	19,894
Valspar Corp. (Chemicals)	1,794	40,419
ValueClick, Inc.* (Internet)	1,518	15,969
Varian, Inc.* (Electronics)	414	16,324
VCA Antech, Inc.* (Pharmaceuticals)	1,380	36,846
Vectren Corp. (Gas)	1,380	32,333
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,036	108,203
Vishay Intertechnology, Inc.* (Electronics)	3,312	22,488
W.R. Berkley Corp. (Insurance)	2,346	50,369
Wabtec Corp. (Machinery-Diversified)	828	26,637
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,518	40,030
Washington Federal, Inc. (Savings & Loans)	1,518	19,734
Waste Connections, Inc.* (Environmental Control)	1,380	35,756
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	690	25,896
Webster Financial Corp. (Banks)	828	6,665
Weingarten Realty Investors (REIT)	1,794	26,031
WellCare Health Plans, Inc.* (Healthcare-Services)	690	12,758
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	7,452	29,808
Werner Enterprises, Inc. (Transportation)	690	12,503
Westamerica Bancorp (Banks)	414	20,539
Westar Energy, Inc. (Electric)	1,932	36,264
WGL Holdings, Inc. (Gas)	828	26,513
Williams Sonoma, Inc. (Retail)	1,518	18,019
Wilmington Trust Corp. (Banks)	1,104	15,081
Wind River Systems, Inc.* (Software)	1,104	12,652
WMS Industries, Inc.* (Leisure Time)	828	26,090
Woodward Governor Co. (Electronics)	966	19,127
Worthington Industries, Inc. (Metal Fabricate/Hardware)	966	12,355
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	966	22,856

TOTAL COMMON STOCKS
(Cost $9,796,330)		12,119,976

Repurchase Agreements (21.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,319,000 (Collateralized by $1,312,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,345,549)	$1,319,000	1,319,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $384,000 (Collateralized by $400,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $402,917)	384,000	384,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,876,001 (Collateralized by $1,787,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,914,897)	1,876,000	1,876,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,000 (Collateralized by $20,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $20,146)	18,000	18,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,597,000)		3,597,000

TOTAL INVESTMENT SECURITIES
(Cost $13,393,330)—92.9%		15,716,976
Net other assets (liabilities)—7.1%		1,207,423

NET ASSETS—100.0%		$16,924,399

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $2,200,000.

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/18/09 (Underlying notional amount at value $7,896,680)	137	$(45,438)

Swap Agreements
Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$ 2,052,792	$ (8,839)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	11,405,479	(49,030)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.1%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	2.4%
Beverages	0.4%
Biotechnology	0.9%
Building Materials	0.5%
Chemicals	2.4%
Coal	0.2%
Commercial Services	4.0%
Computers	2.2%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.6%
Electric	2.9%
Electrical Components & Equipment	1.2%
Electronics	1.6%
Engineering & Construction	1.3%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.1%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.2%
Healthcare-Products	3.4%
Healthcare-Services	1.5%
Home Builders	0.9%
Household Products/Wares	0.8%
Insurance	3.3%
Internet	1.5%
Investment Companies	0.1%
Iron/Steel	0.9%
Leisure Time	0.3%
Lodging	NM
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.0%
Media	0.1%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.4%
Office Furnishings	0.2%
Oil & Gas	3.0%
Oil & Gas Services	0.8%
Packaging & Containers	0.5%
Pharmaceuticals	2.0%
Pipelines	0.3%
REIT	3.9%
Real Estate	0.1%
Retail	5.4%
Retail-Restaurants	0.2%
Savings & Loans	0.9%
Semiconductors	1.6%
Software	2.5%
Telecommunications	1.7%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.0%
Trucking & Leasing	0.1%
Water	0.2%
Other**	28.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,393,330

Securities, at value	12,119,976
Repurchase agreements, at value	3,597,000

Total Investment Securities, at value	15,716,976
Cash	1,575
Segregated cash balances with brokers for futures contracts	948,784
Dividends and interest receivable	11,459
Receivable for capital shares issued	778,394
Receivable for investments sold	174,199
Prepaid expenses	120

Total Assets	17,631,507

Liabilities:
Payable for investments purchased	585,274
Unrealized loss on swap agreements	57,869
Variation margin on futures contracts	32,345
Advisory fees payable	9,217
Management services fees payable	1,229
Administration fees payable	561
Administrative services fees payable	4,994
Distribution fees payable	3,721
Trustee fees payable	1
Transfer agency fees payable	893
Fund accounting fees payable	1,128
Compliance services fees payable	324
Other accrued expenses	9,552

Total Liabilities	707,108

Net Assets	$16,924,399

Net Assets consist of:
Capital	$44,447,004
Accumulated net investment income (loss)	(26,053)
Accumulated net realized gains (losses) on investments	(29,716,891)
Net unrealized appreciation (depreciation) on investments	2,220,339

Net Assets	$16,924,399

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,425,729

Net Asset Value (offering and redemption price per share)	$11.87

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$76,416
Interest	2,803

Total Investment Income	79,219

Expenses:
Advisory fees	53,388
Management services fees	7,118
Administration fees	3,254
Transfer agency fees	5,014
Administrative services fees	23,664
Distribution fees	17,796
Custody fees	4,638
Fund accounting fees	8,068
Trustee fees	92
Compliance services fees	13
Other fees	9,595

Total Gross Expenses before reductions	132,640
Less Expenses reduced by the Advisor	(15,206)

Total Net Expenses	117,434

Net Investment Income (Loss)	(38,215)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	20,779
Net realized gains (losses) on futures contracts	(916,042)
Net realized gains (losses) on swap agreements	1,851,645
Change in net unrealized appreciation/depreciation on investments	(1,054,731)

Net Realized and Unrealized Gains (Losses) on Investments	(98,349)

Change in Net Assets Resulting from Operations	$(136,564)

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(38,215)	$12,162
Net realized gains (losses) on investments	956,382	(23,685,835)
Change in net unrealized appreciation/depreciation on investments	(1,054,731)	(5,701,673)

Change in net assets resulting from operations	(136,564)	(29,375,346)

Distributions to Shareholders From:
Net investment income	—	(399,998)

Change in net assets resulting from distributions	—	(399,998)

Capital Transactions:
Proceeds from shares issued	100,498,112	414,463,563
Dividends reinvested	—	369,369
Value of shares redeemed	(106,499,421)	(427,245,891)

Change in net assets resulting from capital transactions	(6,001,309)	(12,412,959)

Change in net assets	(6,137,873)	(42,188,303)
Net Assets:
Beginning of period	23,062,272	65,250,575

End of period	$16,924,399	$23,062,272

Accumulated net investment income (loss)	$(26,053)	$12,162

Share Transactions:
Issued	9,712,207	18,199,023
Reinvested	—	13,675
Redeemed	(10,368,196)	(18,023,640)

Change in shares	(655,989)	189,058

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$11.08		$34.48	$33.34	$37.93	$35.37	$29.46

Investment Activities:
Net investment income (loss)(a)	(0.03)		0.01	0.18	0.13	(0.09)	(0.23)
Net realized and unrealized gains (losses) on investments	0.82	(b)	(23.09)	1.84	2.96	6.29	8.14

Total income (loss) from investment activities	0.79		(23.08)	2.02	3.09	6.20	7.91

Distributions to Shareholders From:
Net investment income	—		(0.32)	(0.10)	—	—	—
Net realized gains on investments	—		—	(0.78)	(7.68)	(3.64)	(2.00)

Total distributions	—		(0.32)	(0.88)	(7.68)	(3.64)	(2.00)

Net Asset Value, End of Period	$11.87		$11.08	$34.48	$33.34	$37.93	$35.37

Total Return	7.13	%(c)	(67.48)%	6.00%	10.64%	17.89%	27.70%

Ratios to Average Net Assets:
Gross expenses(d)	1.86%		1.77%	1.69%	1.76%	1.91%	1.94%
Net expenses(d)	1.65%		1.63%	1.63%	1.73%	1.91%	1.94%
Net investment income (loss)(d)	(0.54)%		0.04%	0.47%	0.34%	(0.25)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$16,924		$23,062	$65,251	$79,619	$87,717	$88,463
Portfolio turnover rate(e)	159	%(c)	496%	501%	612%	692%	602%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%
Swap Agreements	6%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.6%
ChevronTexaco Corp.	11.9%
Schlumberger, Ltd.	5.8%
ConocoPhillips	4.9%
Occidental Petroleum Corp.	4.8%

Dow Jones U.S. Oil & Gas Index - Composition	% of Index

Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	22%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2009
(unaudited)

Common Stocks (93.6%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	33,701	$1,529,688
Apache Corp. (Oil & Gas)	22,635	1,633,115
Arena Resources, Inc.* (Oil & Gas)	2,515	80,103
Atlas America, Inc. (Oil & Gas)	2,515	44,943
Atwood Oceanics, Inc.* (Oil & Gas)	3,521	87,708
Baker Hughes, Inc. (Oil & Gas Services)	20,623	751,502
Berry Petroleum Co.—Class A (Oil & Gas)	2,515	46,754
Bill Barrett Corp.* (Oil & Gas)	2,012	55,250
BJ Services Co. (Oil & Gas Services)	19,617	267,380
Bristow Group, Inc.* (Transportation)	2,012	59,616
Cabot Oil & Gas Corp. (Oil& Gas)	7,042	215,767
Cameron International Corp.* (Oil & Gas Services)	14,587	412,812
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,012	34,506
Chart Industries, Inc.* (Machinery-Diversified)	2,012	36,578
Chesapeake Energy Corp. (Oil & Gas)	42,252	837,857
ChevronTexaco Corp. (Oil & Gas)	134,804	8,930,765
Cimarex Energy Co. (Oil & Gas)	5,533	156,805
CNX Gas Corp.* (Oil & Gas)	2,012	52,855
Complete Production Services, Inc.* (Oil & Gas Services)	4,024	25,593
Comstock Resources, Inc.* (Oil & Gas)	3,018	99,745
Concho Resources, Inc.* (Oil & Gas)	5,030	144,311
ConocoPhillips (Oil & Gas)	87,522	3,681,175
Continental Resources, Inc.* (Oil & Gas)	2,012	55,833
Core Laboratories N.V. (Oil & Gas Services)	1,509	131,509
Denbury Resources, Inc.* (Oil & Gas)	16,599	244,503
Devon Energy Corp. (Oil & Gas)	28,168	1,535,156
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,527	375,967
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,533	144,411
Drill-Quip, Inc.* (Oil & Gas Services)	2,012	76,657
El Paso Corp. (Pipelines)	47,282	436,413
Encore Acquisition Co.* (Oil & Gas)	3,521	108,623
Energen Corp. (Gas)	5,030	200,697
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	3,018	42,705
Ensco International, Inc. (Oil & Gas)	9,557	333,253
EOG Resources, Inc. (Oil & Gas)	16,599	1,127,404
EXCO Resources, Inc.* (Oil & Gas)	11,569	149,472
Exterran Holdings, Inc.* (Oil & Gas Services)	4,024	64,545
Exxon Mobil Corp. (Oil & Gas)	262,986	18,385,351
First Solar, Inc.* (Energy-Alternate Sources)	3,018	489,278
FMC Technologies, Inc.* (Oil & Gas Services)	8,551	321,347
Forest Oil Corp.* (Oil & Gas)	6,539	97,562
Frontier Oil Corp. (Oil & Gas)	7,042	92,321
Global Industries, Ltd.* (Oil & Gas Services)	7,042	39,858
Goodrich Petroleum Corp.* (Oil & Gas)	2,012	49,475
Halliburton Co. (Oil & Gas Services)	60,360	1,249,452
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,036	65,611
Helmerich & Payne, Inc. (Oil & Gas)	6,539	201,859
Hercules Offshore, Inc.* (Oil & Gas Services)	6,036	23,963
Hess Corp. (Oil & Gas)	20,120	1,081,450
Holly Corp. (Oil & Gas)	3,018	54,264
Key Energy Services, Inc.* (Oil & Gas Services)	8,048	46,357
Marathon Oil Corp. (Oil & Gas)	47,785	1,439,762
Mariner Energy, Inc.* (Oil & Gas)	6,036	70,923
Murphy Oil Corp. (Oil & Gas)	12,575	683,074
Nabors Industries, Ltd.* (Oil & Gas)	19,114	297,796
National-Oilwell Varco, Inc.* (Oil & Gas Services)	28,168	919,967
Newfield Exploration Co.* (Oil & Gas)	9,054	295,794
Noble Corp. (Oil & Gas)	17,605	532,551
Noble Energy, Inc. (Oil & Gas)	11,569	682,224
Occidental Petroleum Corp. (Oil & Gas)	54,324	3,575,063
Oceaneering International, Inc.* (Oil & Gas Services)	3,521	159,149
OGE Energy Corp. (Electric)	6,539	185,185
Oil States International, Inc.* (Oil & Gas Services)	3,521	85,243
Parker Drilling Co.* (Oil & Gas)	7,545	32,745
Patterson-UTI Energy, Inc. (Oil & Gas)	10,563	135,840
Penn Virginia Corp. (Oil & Gas)	3,018	49,405
Petrohawk Energy Corp.* (Oil & Gas)	18,611	415,025
Pioneer Natural Resources Co. (Oil & Gas)	7,545	192,398
Plains Exploration & Production Co.* (Oil & Gas)	8,048	220,193
Pride International, Inc.* (Oil & Gas)	10,563	264,709
Quicksilver Resources, Inc.* (Oil & Gas)	8,048	74,766
Range Resources Corp. (Oil & Gas)	10,563	437,414
Rowan Cos., Inc. (Oil & Gas)	7,042	136,052
SandRidge Energy, Inc.* (Oil & Gas)	10,060	85,711
Schlumberger, Ltd. (Oil & Gas Services)	80,480	4,354,773
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,509	113,537
Smith International, Inc. (Oil & Gas Services)	14,587	375,615
Southern Union Co. (Gas)	7,042	129,502
Southwestern Energy Co.* (Oil & Gas)	23,138	898,911

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

St. Mary Land & Exploration Co. (Oil & Gas)	4,024	$83,981
Sunoco, Inc. (Oil & Gas)	8,048	186,714
SunPower Corp.—Class A* (Energy-Alternate Sources)	3,521	93,799
SunPower Corp.—Class B* (Electrical Components & Equipment)	3,018	72,281
Superior Energy Services, Inc.* (Oil & Gas Services)	5,030	86,868
Swift Energy Co.* (Oil & Gas)	2,012	33,500
Tesoro Petroleum Corp. (Oil & Gas)	9,557	121,661
TETRA Technologies, Inc.* (Oil & Gas Services)	5,030	40,039
The Williams Cos., Inc. (Pipelines)	38,731	604,591
Tidewater, Inc. (Oil & Gas Services)	3,521	150,945
Transocean, Ltd.* (Oil & Gas)	21,629	1,606,818
Ultra Petroleum Corp.* (Oil & Gas)	10,060	392,340
Unit Corp.* (Oil & Gas)	3,018	83,206
Valero Energy Corp. (Oil & Gas)	37,725	637,175
W&T Offshore, Inc. (Oil & Gas)	2,515	24,496
Weatherford International, Ltd.* (Oil & Gas Services)	46,779	914,997
Whiting Petroleum Corp.* (Oil & Gas)	3,521	123,798
XTO Energy, Inc. (Oil & Gas)	38,731	1,477,200

TOTAL COMMON STOCKS
(Cost $42,397,637)		69,987,860

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $56,000 (Collateralized by $55,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $57,192)	$56,000	56,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $16,000 (Collateralized by $16,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $17,145)	16,000	16,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $82,000 (Collateralized by $79,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $84,654)	82,000	82,000

TOTAL REPURCHASE AGREEMENTS
(Cost $154,000)		154,000

TOTAL INVESTMENT SECURITIES
(Cost $42,551,637)—93.8%		70,141,860
Net other assets (liabilities)—6.2%		4,655,345

NET ASSETS—100.0%		$74,797,205

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$4,998,500	$(1,500)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Electric	0.2%
Electrical Components & Equipment	0.2%
Energy-Alternate Sources	0.8%
Gas	0.5%
Machinery-Diversified	NM
Oil & Gas	75.9%
Oil & Gas Services	14.5%
Pipelines	1.4%
Transportation	0.1%
Other**	6.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$42,551,637

Securities, at value	69,987,860
Repurchase agreements, at value	154,000

Total Investment Securities, at value	70,141,860
Cash	490
Dividends and interest receivable	53,893
Receivable for capital shares issued	5,963
Receivable for investments sold	5,785,662
Prepaid expenses	618

Total Assets	75,988,486

Liabilities:
Payable for capital shares redeemed	1,028,751
Unrealized loss on swap agreements	1,500
Advisory fees payable	47,427
Management services fees payable	6,324
Administration fees payable	2,727
Administrative services fees payable	28,471
Distribution fees payable	22,408
Trustee fees payable	4
Transfer agency fees payable	4,339
Fund accounting fees payable	5,484
Compliance services fees payable	1,681
Other accrued expenses	42,165

Total Liabilities	1,191,281

Net Assets	$74,797,205

Net Assets consist of:
Capital	$53,358,269
Accumulated net investment income (loss)	188,115
Accumulated net realized gains (losses) on investments	(6,337,902)
Net unrealized appreciation (depreciation) on investments	27,588,723

Net Assets	$74,797,205

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,918,795

Net Asset Value (offering and redemption price per share)	$38.98

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$792,999
Interest	154

Total Investment Income	793,153

Expenses:
Advisory fees	275,259
Management services fees	36,701
Administration fees	15,185
Transfer agency fees	23,502
Administrative services fees	121,909
Distribution fees	91,753
Custody fees	4,942
Fund accounting fees	30,861
Trustee fees	510
Compliance services fees	527
Other fees	48,780

Total Gross Expenses before reductions	649,929
Less Expenses reduced by the Advisor	(44,891)

Total Net Expenses	605,038

Net Investment Income (Loss)	188,115

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(5,566,073)
Net realized gains (losses) on swap agreements	488,164
Change in net unrealized appreciation/depreciation on investments	3,039,696

Net Realized and Unrealized Gains (Losses) on Investments	(2,038,213)

Change in Net Assets Resulting from Operations	$(1,850,098)

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$188,115	$(374,733)
Net realized gains (losses) on investments	(5,077,909)	12,673,742
Change in net unrealized appreciation/depreciation on investments	3,039,696	(71,661,438)

Change in net assets resulting from operations	(1,850,098)	(59,362,429)

Distributions to Shareholders From:
Net realized gains on investments	—	(9,481,205)

Change in net assets resulting from distributions	—	(9,481,205)

Capital Transactions:
Proceeds from shares issued	53,857,223	253,051,037
Dividends reinvested	—	9,481,205
Value of shares redeemed	(43,885,382)	(321,884,024)

Change in net assets resulting from capital transactions	9,971,841	(59,351,782)

Change in net assets	8,121,743	(128,195,416)
Net Assets:
Beginning of period	66,675,462	194,870,878

End of period	$74,797,205	$66,675,462

Accumulated net investment income (loss)	$188,115	$—

Share Transactions:
Issued	1,388,695	4,116,122
Reinvested	—	177,650
Redeemed	(1,186,386)	(5,499,141)

Change in shares	202,309	(1,205,369)

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$38.84		$66.69	$51.51	$47.02	$36.63	$28.33

Investment Activities:
Net investment income (loss)(a)	0.10		(0.15)	(0.17)	(0.08)	(0.15)	(0.05)
Net realized and unrealized gains (losses) on investments	0.04	(b)	(23.29)	16.79	9.13	11.64	8.37

Total income (loss) from investment activities	0.14		(23.44)	16.62	9.05	11.49	8.32

Distributions to Shareholders From:
Net realized gains on investments	—		(4.41)	(1.44)	(4.56)	(1.10)	(0.02)

Net Asset Value, End of Period	$38.98		$38.84	$66.69	$51.51	$47.02	$36.63

Total Return	0.36	%(c)	(36.95)%	32.48%	20.63%	31.31%	29.36%
Ratios to Average Net Assets:
Gross expenses(d)	1.77%		1.73%	1.71%	1.76%	1.86%	1.92%
Net expenses(d)	1.65%		1.63%	1.63%	1.68%	1.86%	1.92%
Net investment income (loss)(d)	0.51%		(0.25)%	(0.30)%	(0.15)%	(0.34)%	(0.16)%
Supplemental Data:
Net assets, end of period (000’s)	$74,797		$66,675	$194,871	$144,216	$148,466	$85,137
Portfolio turnover rate(e)	61	%(c)	147%	180%	166%	298%	470%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP

Notes to Financial Statements
June 30, 2009
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP Ultra Mid-Cap and ProFund VP Oil & Gas (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

26

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2009, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the volume of these open positions relative to each ProFund VP’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

27

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2009 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

28

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified asset plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

29

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
		Assets and		Assets and
Primary Risk Exposure	Fund	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*

Equity Contracts	ProFund VP Japan		$—	Variation margin on	$12,032
	ProFund VP UltraMid-Cap		—	futures contracts and	103,307
	ProFund VP Oil & Gas		—	unrealized loss on	1,500
				swap agreements

*
Total Fair Value is presented by Primary Risk Exposure. For swap agreements, such amounts represent the unrealized gain (for asset derivatives) or loss (for liability derivatives). For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:
			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Japan	Net realized gains (losses)	$254,900	$(467,203)
	ProFund VP UltraMid-Cap	on investment securities*,	935,603	(1,157,417)
	ProFund VP Oil & Gas	futures contracts and	488,164	899
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

30

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

The ProFunds VP have adopted the following new accounting standards and position issued by the Financial Accounting Standards Board.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. The ProFunds VP adopted SFAS 161 in the current reporting period, and the required disclosures are included in the Derivative Instruments section of the Note 2 to the Financial Statements.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The ProFunds VP adopted FSP 157-4 in the current reporting period, and the required disclosures are included in Note 3 to the Financial Statements.

3.
Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

31

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The Schedules of Portfolio Investments include additional information regarding the investments for each ProFund VP. The following is a summary of the valuations as of June 30, 2009 for each ProFund VP based upon the three levels defined above:

	Level 1	Level 2	Total

ProFund VP Small-Cap Value
Investment Securities:
Common Stocks	$17,519,655	$—	$17,519,655

Total Investment Securities	$17,519,655	$—	$17,519,655

ProFund VP Japan
Investment Securities:
U.S. Government Agency Obligations	$—	$1,380,000	$1,380,000
U.S. Treasury Obligations	—	1,635,999	1,635,999
Repurchase Agreements	—	5,908,000	5,908,000

Total Investment Securities	—	8,923,999	8,923,999

Other Financial Instruments*	(12,032)	—	(12,032)

Total Investments	$(12,032)	$8,923,999	$8,911,967

ProFund VP UltraMid-Cap
Investment Securities:
Common Stocks	$12,119,976	$—	$12,119,976
Repurchase Agreements	—	3,597,000	3,597,000

Total Investment Securities	12,119,976	3,597,000	15,716,976

Other Financial Instruments*	(45,438)	(57,869)	(103,307)

Total Investments	$12,074,538	$3,539,131	$15,613,669

ProFund VP Oil & Gas
Investment Securities:
Common Stocks	$69,987,860	$—	$69,987,860
Repurchase Agreements	—	154,000	154,000

Total Investment Securities	69,987,860	154,000	70,141,860

Other Financial Instruments*	—	(1,500)	(1,500)

Total Investments	$69,987,860	$152,500	$70,140,360

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain/appreciation or loss/depreciation on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses.

32

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies, and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $88,500 ($177,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Small-Cap Value	$4,722	$64,946	$82,762	$12,227	$164,657
ProFund VP Japan	5,380	—	15,335	1,573	22,288
ProFund VP UltraMid-Cap	—	14,268	49,741	3,788	67,797
ProFund VP Oil & Gas	62,332	45,630	155,284	11,767	275,013

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

	Purchases	Sales

ProFund VP Small-Cap Value	$41,810,089	$41,140,912
ProFund VP UltraMid-Cap	15,502,735	19,924,618
ProFund VP Oil & Gas	56,110,477	42,014,090

33

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

34

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/14	12/31/15	12/31/16	Total

ProFund VP Small-Cap Value	$—	$—	$8,197,734	$8,197,734
ProFund VP Japan	1,864,158	5,078,522	7,199,827	14,142,507
ProFund VP UltraMid-Cap	—	757,453	24,203,287	24,960,740

As of the latest tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/13	Total

ProFund VP Japan	$436,173	$92,208	$—	$528,381
ProFund VP UltraMid-Cap	1,237,920	—	—	1,237,920
ProFund VP Oil & Gas	1,712,692	506,983	506,983	2,726,658

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Small-Cap Value	$—	$3,171,170	$3,171,170
ProFund VP Japan	1,770,821	—	1,770,821
ProFund VP UltraMid-Cap	399,998	—	399,998
ProFund VP Oil & Gas	1,331,546	8,149,659	9,481,205

As of the latest tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Small-Cap Value	$81,880	$—	$—	$(8,197,734)	$(7,877,840)	$(15,993,694)
ProFund VP Japan	65,646	—	—	(14,670,888)	—	(14,605,242)
ProFund VP UltraMid-Cap	12,162	—	—	(26,198,660)	(1,199,543)	(27,386,041)
ProFund VP Oil & Gas	—	9,120,883	—	(2,726,658)	16,894,809	23,289,034

The tax character of current year distributions paid and the tax basis of the current componets of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

At June 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Small-Cap Value	$24,060,388	$—	$(6,540,733)	$(6,540,733)
ProFund VP Japan	8,923,999	—	—	—
ProFund VP UltraMid-Cap	16,089,401	—	(372,425)	(372,425)
ProFund VP Oil & Gas	53,397,406	17,119,252	(374,798)	16,744,454

35

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2009 and held for the entire period from January 1, 2009 through June 30, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Small-Cap Value	$1,000.00	$969.90	$8.06	1.65%
ProFund VP Japan	1,000.00	1,054.00	8.40	1.65%
ProFund VP UltraMid-Cap	1,000.00	1,071.30	8.47	1.65%
ProFund VP Oil & Gas	1,000.00	1,003.60	8.20	1.65%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Small-Cap Value	$1,000.00	$1,016.61	$8.25	1.65%
ProFund VP Japan	1,000.00	1,016.61	8.25	1.65%
ProFund VP UltraMid-Cap	1,000.00	1,016.61	8.25	1.65%
ProFund VP Oil & Gas	1,000.00	1,016.61	8.25	1.65%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

36

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/09

Not just funds, ProFunds®

Classic ProFunds VP
 Bull
Mid-Cap
Small-Cap
NASDAQ-100
Small-Cap Value
Asia 30
Europe 30
International
Emerging Markets
Japan

Ultra ProFund VP
 UltraSmall-Cap

Inverse ProFunds VP
 Short Small-Cap
Short NASDAQ-100
Short International
Short Emerging Markets

Sector ProFunds VP
 Basic Materials
Consumer Services
Financials
Oil & Gas
Pharmaceuticals
Precious Metals
Telecommunications
Utilities

Non-Equity ProFunds VP
 U.S. Government Plus
Falling U.S. Dollar

Money Market ProFund VP
Money Market

Semiannual Report
June 30, 2009

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Mid-Cap
14	ProFund VP Small-Cap
25	ProFund VP NASDAQ-100
30	ProFund VP Small-Cap Value
38	ProFund VP Asia 30
43	ProFund VP Europe 30
48	ProFund VP International
52	ProFund VP Emerging Markets
56	ProFund VP Japan
60	ProFund VP UltraSmall-Cap
71	ProFund VP Short Small-Cap
75	ProFund VP Short NASDAQ-100
79	ProFund VP Short International
83	ProFund VP Short Emerging Markets
87	ProFund VP Basic Materials
92	ProFund VP Consumer Services
98	ProFund VP Financials
104	ProFund VP Oil & Gas
109	ProFund VP Pharmaceuticals
113	ProFund VP Precious Metals
117	ProFund VP Telecommunications
121	ProFund VP Utilities
126	ProFund VP U.S. Government Plus
130	ProFund VP Falling U.S. Dollar
135	ProFund VP Money Market

139	Notes to Financial Statements

158	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six-month period ending June 30, 2009.

U.S. large-cap and small-cap stocks posted double-digit losses from January to late March but recovered their losses by early May and continued to advance to deliver small gains by the end of the period. The S&P 500®, a measure of large-cap U.S. stock performance, gained 3.2%, and the Russell 2000® index of small-cap U.S. stocks rose 2.6% for the period. Industry index returns were mixed. The best-performing sector was technology, gaining 26.6%, while real estate performed the worst, declining 9.6%.1

Non-U.S. equities also rose during the period, gaining 14.0% as measured by the MSCI ACWI ex-U.S. Index. U.S. fixed-income securities advanced 1.9%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Notably, during the reporting period, equity market volatility2 for the S&P 500 declined to 35.0%, substantially lower than the 53.7% for the previous six-month period. The average volatility for all six-month periods from 1928 to 2009 for the S&P 500 was 16.2%.3

The market turmoil has highlighted how important it is that investors understand all of the investment choices they have available to them. In light of this, we have placed increased emphasis on helping investors understand how leveraged and inverse ProFunds perform under various market conditions and will be expanding our investor-education program in the coming months.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

[1]	All investment-performance index figures reflect total return performance.
[2]	As measured by standard deviation.
[3]	Based on earliest available S&P 500 data from Bloomberg beginning January 2, 1928 to June 30, 2009.

i

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	93%
Futures Contracts	4%
Swap Agreements	3%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.9%
Microsoft Corp.	2.1%
Johnson & Johnson	1.8%
Procter & Gamble Co.	1.7%
AT&T, Inc.	1.7%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	25%
Energy	13%
Financial	13%
Communications	12%
Technology	12%
Industrial	10%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (93.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,480	$269,248
Abbott Laboratories (Pharmaceuticals)	9,975	469,224
Abercrombie & Fitch Co.—Class A (Retail)	560	14,218
Adobe Systems, Inc.* (Software)	3,360	95,088
Advanced Micro Devices, Inc.* (Semiconductors)	3,605	13,951
Aetna, Inc. (Healthcare-Services)	2,870	71,893
Affiliated Computer Services, Inc.—Class A* (Computers)	630	27,985
AFLAC, Inc. (Insurance)	3,010	93,581
Agilent Technologies, Inc.* (Electronics)	2,205	44,784
Air Products & Chemicals, Inc. (Chemicals)	1,365	88,165
AK Steel Holding Corp. (Iron/Steel)	700	13,433
Akamai Technologies, Inc.* (Internet)	1,120	21,482
Alcoa, Inc. (Mining)	6,265	64,717
Allegheny Energy, Inc. (Electric)	1,085	27,830
Allegheny Technologies, Inc. (Iron/Steel)	630	22,006
Allergan, Inc. (Pharmaceuticals)	1,995	94,922
Allstate Corp. (Insurance)	3,465	84,546
Altera Corp. (Semiconductors)	1,890	30,769
Altria Group, Inc. (Agriculture)	13,335	218,561
Amazon.com, Inc.* (Internet)	2,065	172,758
Ameren Corp. (Electric)	1,365	33,975
American Electric Power, Inc. (Electric)	3,080	88,981
American Express Co. (Diversified Financial Services)	7,665	178,135
American International Group, Inc. (Insurance)	17,360	20,138
American Tower Corp.* (Telecommunications)	2,555	80,559
Ameriprise Financial, Inc. (Diversified Financial Services)	1,645	39,924
AmerisourceBergen Corp. (Pharmaceuticals)	1,960	34,770
Amgen, Inc.* (Biotechnology)	6,510	344,639
Amphenol Corp.—Class A (Electronics)	1,120	35,437
Anadarko Petroleum Corp. (Oil & Gas)	3,220	146,156
Analog Devices, Inc. (Semiconductors)	1,890	46,834
AON Corp. (Insurance)	1,785	67,598
Apache Corp. (Oil & Gas)	2,170	156,565
Apartment Investment and Management Co.—Class A (REIT)	770	6,815
Apollo Group, Inc.—Class A* (Commercial Services)	700	49,784
Apple Computer, Inc.* (Computers)	5,740	817,548
Applied Materials, Inc. (Semiconductors)	8,610	94,452
Archer-Daniels-Midland Co. (Agriculture)	4,130	110,560
Assurant, Inc. (Insurance)	770	18,549
AT&T, Inc. (Telecommunications)	38,045	945,038
Autodesk, Inc.* (Software)	1,470	27,901
Automatic Data Processing, Inc. (Software)	3,220	114,117
AutoNation, Inc.* (Retail)	700	12,145
AutoZone, Inc.* (Retail)	245	37,022
Avalonbay Communities, Inc. (REIT)	525	29,369
Avery Dennison Corp. (Household Products/Wares)	735	18,875
Avon Products, Inc. (Cosmetics/Personal Care)	2,765	71,282
Baker Hughes, Inc. (Oil & Gas Services)	1,995	72,698
Ball Corp. (Packaging & Containers)	595	26,870
Bank of America Corp. (Banks)	52,150	688,380
Bank of New York Mellon Corp. (Banks)	7,700	225,687
Bard (C.R.), Inc. (Healthcare-Products)	630	46,904
Baxter International, Inc. (Healthcare-Products)	3,885	205,750
BB&T Corp. (Banks)	4,165	91,547
Becton, Dickinson & Co. (Healthcare-Products)	1,540	109,817
Bed Bath & Beyond, Inc.* (Retail)	1,680	51,660
Bemis Co., Inc. (Packaging & Containers)	630	15,876
Best Buy Co., Inc. (Retail)	2,205	73,845
Big Lots, Inc.* (Retail)	525	11,041
Biogen Idec, Inc.* (Biotechnology)	1,855	83,753
BJ Services Co. (Oil & Gas Services)	1,890	25,761
Black & Decker Corp. (Hand/Machine Tools)	385	11,034
BMC Software, Inc.* (Software)	1,190	40,210
Boeing Co. (Aerospace/Defense)	4,690	199,325
Boston Properties, Inc. (REIT)	910	43,407
Boston Scientific Corp.* (Healthcare-Products)	9,695	98,307
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,775	259,460
Broadcom Corp.—Class A* (Semiconductors)	2,765	68,544
Brown-Forman Corp. (Beverages)	630	27,077
Burlington Northern Santa Fe Corp. (Transportation)	1,785	131,269
C.H. Robinson Worldwide, Inc. (Transportation)	1,085	56,583
CA, Inc. (Software)	2,555	44,534
Cabot Oil & Gas Corp. (Oil & Gas)	665	20,376
Cameron International Corp.* (Oil & Gas Services)	1,400	39,620
Campbell Soup Co. (Food)	1,295	38,099

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Capital One Financial Corp. (Diversified Financial Services)	2,905	$63,561
Cardinal Health, Inc. (Pharmaceuticals)	2,310	70,570
Carnival Corp.—Class A (Leisure Time)	2,835	73,058
Caterpillar, Inc. (Machinery-Construction & Mining)	3,885	128,360
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,540	14,414
CBS Corp.—Class B (Media)	4,375	30,275
Celgene Corp.* (Biotechnology)	2,975	142,324
CenterPoint Energy, Inc. (Electric)	2,240	24,819
Centex Corp. (Home Builders)	805	6,810
CenturyTel, Inc. (Telecommunications)	2,030	62,321
Cephalon, Inc.* (Pharmaceuticals)	490	27,759
CF Industries Holdings, Inc. (Chemicals)	315	23,354
Chesapeake Energy Corp. (Oil & Gas)	3,640	72,181
ChevronTexaco Corp. (Oil & Gas)	12,915	855,619
Chubb Corp. (Insurance)	2,275	90,727
Ciena Corp.* (Telecommunications)	595	6,158
CIGNA Corp. (Insurance)	1,750	42,158
Cincinnati Financial Corp. (Insurance)	1,050	23,468
Cintas Corp. (Textiles)	840	19,186
Cisco Systems, Inc.* (Telecommunications)	37,170	692,849
CIT Group, Inc. (Diversified Financial Services)	2,520	5,418
Citigroup, Inc. (Diversified Financial Services)	35,525	105,509
Citrix Systems, Inc.* (Software)	1,155	36,833
Clorox Co. (Household Products/Wares)	910	50,805
CME Group, Inc. (Diversified Financial Services)	420	130,666
CMS Energy Corp. (Electric)	1,470	17,758
Coach, Inc. (Apparel)	2,030	54,566
Coca-Cola Co. (Beverages)	12,845	616,432
Coca-Cola Enterprises, Inc. (Beverages)	2,030	33,800
Cognizant Technology Solutions Corp.* (Computers)	1,890	50,463
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,220	227,783
Comcast Corp.—Special Class A (Media)	18,585	269,297
Comerica, Inc. (Banks)	980	20,727
Computer Sciences Corp.* (Computers)	980	43,414
Compuware Corp.* (Software)	1,575	10,805
ConAgra Foods, Inc. (Food)	2,870	54,702
ConocoPhillips (Oil & Gas)	9,555	401,883
CONSOL Energy, Inc. (Coal)	1,155	39,224
Consolidated Edison, Inc. (Electric)	1,785	66,795
Constellation Brands, Inc.* (Beverages)	1,260	15,977
Constellation Energy Group, Inc. (Electric)	1,295	34,421
Convergys Corp.* (Commercial Services)	805	7,470
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,085	33,689
Corning, Inc. (Telecommunications)	10,010	160,761
Costco Wholesale Corp. (Retail)	2,800	127,960
Coventry Health Care, Inc.* (Healthcare-Services)	945	17,681
CSX Corp. (Transportation)	2,520	87,268
Cummins, Inc. (Machinery-Diversified)	1,295	45,597
CVS Corp. (Retail)	9,380	298,941
D.R. Horton, Inc. (Home Builders)	1,785	16,708
Danaher Corp. (Miscellaneous Manufacturing)	1,645	101,562
Darden Restaurants, Inc. (Retail)	875	28,858
DaVita, Inc.* (Healthcare-Services)	665	32,891
Dean Foods Co.* (Food)	1,155	22,164
Deere & Co. (Machinery-Diversified)	2,730	109,063
Dell, Inc.* (Computers)	11,200	153,776
Denbury Resources, Inc.* (Oil & Gas)	1,610	23,715
DENTSPLY International, Inc. (Healthcare-Products)	945	28,841
Devon Energy Corp. (Oil & Gas)	2,870	156,415
DeVry, Inc. (Commercial Services)	385	19,265
Diamond Offshore Drilling, Inc. (Oil & Gas)	455	37,788
DIRECTV Group, Inc.* (Media)	3,395	83,890
Discover Financial Services (Diversified Financial Services)	3,115	31,991
Dominion Resources, Inc. (Electric)	3,815	127,497
Dover Corp. (Miscellaneous Manufacturing)	1,190	39,377
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,645	34,858
DTE Energy Co. (Electric)	1,050	33,600
Duke Energy Corp. (Electric)	8,295	121,024
Dun & Bradstreet Corp. (Software)	350	28,424
Dynegy, Inc.—Class A* (Electric)	3,255	7,389
E* TRADE Financial Corp.* (Diversified Financial Services)	3,675	4,704
E.I. du Pont de Nemours & Co. (Chemicals)	5,810	148,852
Eastman Chemical Co. (Chemicals)	455	17,245
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,715	5,076
Eaton Corp. (Miscellaneous Manufacturing)	1,085	48,402
eBay, Inc.* (Internet)	6,965	119,310
Ecolab, Inc. (Chemicals)	1,085	42,304
Edison International (Electric)	2,100	66,066
El Paso Corp. (Pipelines)	4,515	41,673
Electronic Arts, Inc.* (Software)	2,065	44,852
Eli Lilly & Co. (Pharmaceuticals)	6,510	225,506
EMC Corp.* (Computers)	12,985	170,103
Emerson Electric Co. (Electrical Components & Equipment)	4,830	156,492
Ensco International, Inc. (Oil & Gas)	910	31,732
Entergy Corp. (Electric)	1,260	97,675
EOG Resources, Inc. (Oil & Gas)	1,610	109,351
EQT Corp. (Oil & Gas)	840	29,324
Equifax, Inc. (Commercial Services)	805	21,011
Equity Residential Properties Trust (REIT)	1,750	38,903
Exelon Corp. (Electric)	4,235	216,874
Expedia, Inc.* (Internet)	1,365	20,625
Expeditors International of Washington, Inc. (Transportation)	1,365	45,509
Express Scripts, Inc.* (Pharmaceuticals)	1,750	120,312
Exxon Mobil Corp. (Oil & Gas)	31,465	2,199,718
Family Dollar Stores, Inc. (Retail)	910	25,753
Fastenal Co. (Distribution/Wholesale)	840	27,863
Federated Investors, Inc.—Class B (Diversified Financial Services)	560	13,490
FedEx Corp. (Transportation)	1,995	110,962
Fidelity National Information Services, Inc. (Software)	1,225	24,451
Fifth Third Bancorp (Banks)	4,725	33,548
First Horizon National Corp.* (Banks)	1,426	17,112
FirstEnergy Corp. (Electric)	1,960	75,950
Fiserv, Inc.* (Software)	1,015	46,386
FLIR Systems, Inc.* (Electronics)	980	22,109
Flowserve Corp. (Machinery-Diversified)	350	24,434
Fluor Corp. (Engineering & Construction)	1,155	59,240
FMC Technologies, Inc.* (Oil & Gas Services)	805	30,252
Ford Motor Co.* (Auto Manufacturers)	20,755	125,983
Forest Laboratories, Inc.* (Pharmaceuticals)	1,960	49,216
Fortune Brands, Inc. (Household Products/Wares)	980	34,045
FPL Group, Inc. (Electric)	2,660	151,248
Franklin Resources, Inc. (Diversified Financial Services)	980	70,570
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,660	133,293
Frontier Communications Corp. (Telecommunications)	2,030	14,494
GameStop Corp.—Class A* (Retail)	1,050	23,111
Gannett Co., Inc. (Media)	1,505	5,373
General Dynamics Corp. (Aerospace/Defense)	2,485	137,644
General Electric Co. (Miscellaneous Manufacturing)	68,285	800,300
General Mills, Inc. (Food)	2,135	119,603
Genuine Parts Co. (Distribution/Wholesale)	1,015	34,063
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,800	19,572
Genzyme Corp.* (Biotechnology)	1,750	97,422

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Gilead Sciences, Inc.* (Pharmaceuticals)	5,845	$273,780
Goodrich Corp. (Aerospace/Defense)	805	40,226
Google, Inc.—Class A* (Internet)	1,540	649,249
H & R Block, Inc. (Commercial Services)	2,205	37,992
Halliburton Co. (Oil & Gas Services)	5,775	119,542
Harley-Davidson, Inc. (Leisure Time)	1,505	24,396
Harman International Industries, Inc. (Home Furnishings)	385	7,238
Harris Corp. (Telecommunications)	840	23,822
Hartford Financial Services Group, Inc. (Insurance)	2,100	24,927
Hasbro, Inc. (Toys/Games/Hobbies)	805	19,513
HCP, Inc. (REIT)	1,750	37,083
Health Care REIT, Inc. (REIT)	700	23,870
Heinz (H.J.) Co. (Food)	2,030	72,471
Hess Corp. (Oil & Gas)	1,820	97,825
Hewlett-Packard Co. (Computers)	15,400	595,210
Home Depot, Inc. (Retail)	10,920	258,040
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,795	150,563
Hormel Foods Corp. (Food)	455	15,716
Hospira, Inc.* (Pharmaceuticals)	1,050	40,446
Host Marriott Corp. (REIT)	3,885	32,595
Hudson City Bancorp, Inc. (Savings & Loans)	3,360	44,654
Humana, Inc.* (Healthcare-Services)	1,085	35,002
Huntington Bancshares, Inc. (Banks)	3,500	14,630
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,485	92,790
IMS Health, Inc. (Software)	1,155	14,669
Integrys Energy Group, Inc. (Electric)	490	14,695
Intel Corp. (Semiconductors)	36,015	596,048
IntercontinentalExchange, Inc.* (Diversified Financial Services)	455	51,979
International Business Machines Corp. (Computers)	8,505	888,092
International Flavors & Fragrances, Inc. (Chemicals)	490	16,033
International Game Technology (Entertainment)	1,925	30,608
International Paper Co. (Forest Products & Paper)	2,800	42,364
Interpublic Group of Cos., Inc.* (Advertising)	3,080	15,554
Intuit, Inc.* (Software)	2,100	59,136
Intuitive Surgical, Inc.* (Healthcare-Products)	245	40,097
Invesco, Ltd. (Diversified Financial Services)	2,660	47,401
Iron Mountain, Inc.* (Commercial Services)	1,155	33,206
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,190	52,955
J.C. Penney Co., Inc. (Retail)	1,435	41,199
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,165	858,378
Jabil Circuit, Inc. (Electronics)	1,365	10,128
Jacobs Engineering Group, Inc.* (Engineering & Construction)	805	33,882
Janus Capital Group, Inc. (Diversified Financial Services)	1,050	11,970
JDS Uniphase Corp.* (Telecommunications)	1,435	8,208
JM Smucker Co. (Food)	770	37,468
Johnson & Johnson (Healthcare-Products)	17,780	1,009,904
Johnson Controls, Inc. (Auto Parts & Equipment)	3,815	82,862
Juniper Networks, Inc.* (Telecommunications)	3,360	79,296
KB Home (Home Builders)	490	6,703
Kellogg Co. (Food)	1,645	76,608
KeyCorp (Banks)	4,550	23,842
Kimberly-Clark Corp. (Household Products/Wares)	2,660	139,464
Kimco Realty Corp. (REIT)	2,100	21,105
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,610	15,504
KLA-Tencor Corp. (Semiconductors)	1,085	27,396
Kohls Corp.* (Retail)	1,960	83,790
Kraft Foods, Inc. (Food)	9,485	240,350
Kroger Co. (Food)	4,200	92,610
L-3 Communications Holdings, Inc. (Aerospace/Defense)	735	50,994
Laboratory Corp. of America Holdings* (Healthcare-Services)	700	47,453
Legg Mason, Inc. (Diversified Financial Services)	910	22,186
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,015	15,458
Lennar Corp.—Class A (Home Builders)	910	8,818
Leucadia National Corp.* (Holding Companies-Diversified)	1,155	24,359
Lexmark International, Inc.—Class A* (Computers)	490	7,767
Life Technologies Corp.* (Biotechnology)	1,120	46,726
Limited, Inc. (Retail)	1,750	20,948
Lincoln National Corp. (Insurance)	1,925	33,129
Linear Technology Corp. (Semiconductors)	1,435	33,507
Lockheed Martin Corp. (Aerospace/Defense)	2,100	169,365
Loews Corp. (Insurance)	2,345	64,253
Lorillard, Inc. (Agriculture)	1,085	73,530
Lowe’s Cos., Inc. (Retail)	9,520	184,783
LSI Logic Corp.* (Semiconductors)	4,200	19,152
M&T Bank Corp. (Banks)	525	26,738
Macy’s, Inc. (Retail)	2,695	31,693
Manitowoc Co. (Machinery-Diversified)	840	4,418
Marathon Oil Corp. (Oil & Gas)	4,550	137,091
Marriott International, Inc.—Class A (Lodging)	1,897	41,867
Marsh & McLennan Cos., Inc. (Insurance)	3,360	67,637
Marshall & Ilsley Corp. (Banks)	2,275	10,920
Masco Corp. (Building Materials)	2,310	22,130
Massey Energy Co. (Coal)	560	10,942
MasterCard, Inc.—Class A (Software)	455	76,126
Mattel, Inc. (Toys/Games/Hobbies)	2,310	37,076
MBIA, Inc.* (Insurance)	1,085	4,698
McAfee, Inc.* (Internet)	1,015	42,823
McCormick & Co., Inc. (Food)	840	27,325
McDonald’s Corp. (Retail)	7,105	408,466
McGraw-Hill Cos., Inc. (Media)	2,030	61,123
McKesson Corp. (Commercial Services)	1,750	77,000
MeadWestvaco Corp. (Forest Products & Paper)	1,120	18,379
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,115	142,075
Medtronic, Inc. (Healthcare-Products)	7,210	251,557
MEMC Electronic Materials, Inc.* (Semiconductors)	1,435	25,557
Merck & Co., Inc. (Pharmaceuticals)	13,580	379,697
Meredith Corp. (Media)	245	6,260
MetLife, Inc. (Insurance)	5,285	158,603
MetroPCS Communications, Inc.* (Telecommunications)	1,610	21,429
Microchip Technology, Inc. (Semiconductors)	1,190	26,835
Micron Technology, Inc.* (Semiconductors)	5,460	27,628
Microsoft Corp. (Software)	49,350	1,173,049
Millipore Corp.* (Biotechnology)	350	24,574
Molex, Inc. (Electrical Components & Equipment)	910	14,151
Molson Coors Brewing Co.—Class B (Beverages)	945	40,002
Monsanto Co. (Agriculture)	3,535	262,792
Monster Worldwide, Inc.* (Internet)	805	9,507
Moody’s Corp. (Commercial Services)	1,225	32,279
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,715	248,465
Motorola, Inc. (Telecommunications)	14,770	97,925
Murphy Oil Corp. (Oil & Gas)	1,225	66,542
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,960	25,578
Nabors Industries, Ltd.* (Oil & Gas)	1,820	28,356
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	875	18,646
National Semiconductor Corp. (Semiconductors)	1,260	15,813
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,695	88,019
NetApp, Inc.* (Computers)	2,135	42,102
Newell Rubbermaid, Inc. (Housewares)	1,785	18,582
Newmont Mining Corp. (Mining)	3,150	128,740
News Corp.—Class A (Media)	14,840	135,192

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Nicor, Inc. (Gas)	280	$9,694
NIKE, Inc.—Class B (Apparel)	2,485	128,673
NiSource, Inc. (Electric)	1,785	20,813
Noble Energy, Inc. (Oil & Gas)	1,120	66,046
Nordstrom, Inc. (Retail)	1,015	20,188
Norfolk Southern Corp. (Transportation)	2,380	89,655
Northeast Utilities System (Electric)	1,120	24,987
Northern Trust Corp. (Banks)	1,540	82,667
Northrop Grumman Corp. (Aerospace/Defense)	2,100	95,928
Novell, Inc.* (Software)	2,240	10,147
Novellus Systems, Inc.* (Semiconductors)	630	10,521
Nucor Corp. (Iron/Steel)	2,030	90,193
NVIDIA Corp.* (Semiconductors)	3,535	39,910
NYSE Euronext (Diversified Financial Services)	1,680	45,780
O’Reilly Automotive, Inc.* (Retail)	875	33,320
Occidental Petroleum Corp. (Oil & Gas)	5,215	343,199
Office Depot, Inc.* (Retail)	1,785	8,140
Omnicom Group, Inc. (Advertising)	1,995	63,002
Oracle Corp. (Software)	24,430	523,291
Owens-Illinois, Inc.* (Packaging & Containers)	1,085	30,391
PACCAR, Inc. (Auto Manufacturers)	2,345	76,236
Pactiv Corp.* (Packaging & Containers)	840	18,253
Pall Corp. (Miscellaneous Manufacturing)	770	20,451
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,050	45,108
Patterson Cos., Inc.* (Healthcare-Products)	595	12,912
Paychex, Inc. (Commercial Services)	2,065	52,038
Peabody Energy Corp. (Coal)	1,715	51,724
People’s United Financial, Inc. (Banks)	2,240	33,690
Pepco Holdings, Inc. (Electric)	1,435	19,286
PepsiCo, Inc. (Beverages)	10,045	552,073
PerkinElmer, Inc. (Electronics)	735	12,789
Pfizer, Inc. (Pharmaceuticals)	43,505	652,575
PG&E Corp. (Electric)	2,380	91,487
Philip Morris International, Inc. (Commercial Services)	12,635	551,139
Pinnacle West Capital Corp. (Electric)	665	20,050
Pioneer Natural Resources Co. (Oil & Gas)	735	18,743
Pitney Bowes, Inc. (Office/Business Equipment)	1,330	29,167
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,050	31,269
PNC Financial Services Group (Banks)	2,975	115,460
Polo Ralph Lauren Corp. (Apparel)	350	18,739
PPG Industries, Inc. (Chemicals)	1,050	46,095
PPL Corp. (Electric)	2,415	79,598
Praxair, Inc. (Chemicals)	1,995	141,785
Precision Castparts Corp. (Metal Fabricate/Hardware)	910	66,457
Principal Financial Group, Inc. (Insurance)	1,995	37,586
Procter & Gamble Co. (Cosmetics/Personal Care)	18,795	960,424
Progress Energy, Inc. (Electric)	1,785	67,527
Progressive Corp.* (Insurance)	4,375	66,106
ProLogis (REIT)	2,870	23,132
Prudential Financial, Inc. (Insurance)	2,975	110,729
Public Service Enterprise Group, Inc. (Electric)	3,255	106,211
Public Storage, Inc. (REIT)	805	52,711
Pulte Homes, Inc. (Home Builders)	1,400	12,362
QLogic Corp.* (Semiconductors)	770	9,764
Qualcomm, Inc. (Telecommunications)	10,675	482,510
Quanta Services, Inc.* (Commercial Services)	1,225	28,334
Quest Diagnostics, Inc. (Healthcare-Services)	980	55,301
Questar Corp. (Pipelines)	1,120	34,843
Qwest Communications International, Inc. (Telecommunications)	9,555	39,653
R.R. Donnelley & Sons Co. (Commercial Services)	1,330	15,455
RadioShack Corp. (Retail)	805	11,238
Range Resources Corp. (Oil & Gas)	1,015	42,031
Raytheon Co. (Aerospace/Defense)	2,555	113,519
Regions Financial Corp. (Banks)	7,455	30,118
Republic Services, Inc. (Environmental Control)	2,065	50,407
Reynolds American, Inc. (Agriculture)	1,085	41,903
Robert Half International, Inc. (Commercial Services)	980	23,148
Rockwell Collins, Inc. (Aerospace/Defense)	1,015	42,356
Rockwell International Corp. (Machinery-Diversified)	910	29,229
Rowan Cos., Inc. (Oil & Gas)	735	14,200
Ryder System, Inc. (Transportation)	350	9,772
Safeway, Inc. (Food)	2,730	55,610
Salesforce.com, Inc.* (Software)	700	26,719
SanDisk Corp.* (Computers)	1,470	21,594
Sara Lee Corp. (Food)	4,480	43,725
SCANA Corp. (Electric)	770	25,002
Schering-Plough Corp. (Pharmaceuticals)	10,500	263,760
Schlumberger, Ltd. (Oil & Gas Services)	7,700	416,647
Scripps Networks Interactive—Class A (Entertainment)	595	16,559
Sealed Air Corp. (Packaging & Containers)	1,015	18,727
Sears Holdings Corp.* (Retail)	350	23,282
Sempra Energy (Gas)	1,575	78,167
Sherwin-Williams Co. (Chemicals)	630	33,863
Sigma-Aldrich Corp. (Chemicals)	770	38,161
Simon Property Group, Inc. (REIT)	1,785	91,803
SLM Corp.* (Diversified Financial Services)	3,010	30,913
Smith International, Inc. (Oil & Gas Services)	1,400	36,050
Snap-on, Inc. (Hand/Machine Tools)	385	11,065
Southern Co. (Electric)	5,040	157,046
Southwest Airlines Co. (Airlines)	4,760	32,035
Southwestern Energy Co.* (Oil & Gas)	2,205	85,664
Spectra Energy Corp. (Pipelines)	4,165	70,472
Sprint Nextel Corp.* (Telecommunications)	18,515	89,057
St. Jude Medical, Inc.* (Healthcare-Products)	2,240	92,064
Staples, Inc. (Retail)	4,620	93,185
Starbucks Corp.* (Retail)	4,760	66,116
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,190	26,418
State Street Corp. (Banks)	3,185	150,332
Stericycle, Inc.* (Environmental Control)	560	28,857
Stryker Corp. (Healthcare-Products)	1,540	61,200
Sun Microsystems, Inc.* (Computers)	4,795	44,210
Sunoco, Inc. (Oil & Gas)	770	17,864
SunTrust Banks, Inc. (Banks)	3,010	49,515
SuperValu, Inc. (Food)	1,365	17,677
Symantec Corp.* (Internet)	5,285	82,235
Sysco Corp. (Food)	3,815	85,761
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,645	68,547
Target Corp. (Retail)	4,865	192,022
TECO Energy, Inc. (Electric)	1,365	16,284
Tellabs, Inc.* (Telecommunications)	2,555	14,640
Tenet Healthcare Corp.* (Healthcare-Services)	2,695	7,600
Teradata Corp.* (Computers)	1,120	26,242
Teradyne, Inc.* (Semiconductors)	1,120	7,683
Tesoro Petroleum Corp. (Oil & Gas)	875	11,139
Texas Instruments, Inc. (Semiconductors)	8,225	175,192
Textron, Inc. (Miscellaneous Manufacturing)	1,750	16,905
The AES Corp.* (Electric)	4,305	49,981
The Charles Schwab Corp. (Diversified Financial Services)	6,055	106,205
The Dow Chemical Co. (Chemicals)	6,930	111,850
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	735	24,012
The Gap, Inc. (Retail)	2,975	48,790
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,255	479,917
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,575	17,735

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

The Hershey Co. (Food)	1,085	$39,060
The New York Times Co.—Class A (Media)	735	4,050
The Pepsi Bottling Group, Inc. (Beverages)	875	29,610
The Stanley Works (Hand/Machine Tools)	525	17,766
The Travelers Companies, Inc. (Insurance)	3,780	155,131
The Williams Cos., Inc. (Pipelines)	3,745	58,459
Thermo Electron Corp.* (Electronics)	2,695	109,875
Tiffany & Co. (Retail)	805	20,415
Time Warner Cable, Inc. (Media)	2,275	72,049
Time Warner, Inc. (Media)	7,700	193,963
Titanium Metals Corp. (Mining)	560	5,146
TJX Cos., Inc. (Retail)	2,660	83,684
Torchmark Corp. (Insurance)	525	19,446
Total System Services, Inc. (Software)	1,260	16,871
Tyson Foods, Inc.—Class A (Food)	1,960	24,716
U.S. Bancorp (Banks)	12,250	219,520
Union Pacific Corp. (Transportation)	3,255	169,455
United Parcel Service, Inc.—Class B (Transportation)	6,405	320,186
United States Steel Corp. (Iron/Steel)	910	32,523
United Technologies Corp. (Aerospace/Defense)	6,090	316,436
UnitedHealth Group, Inc. (Healthcare-Services)	7,665	191,472
UnumProvident Corp. (Insurance)	2,135	33,861
V.F. Corp. (Apparel)	560	30,996
Valero Energy Corp. (Oil & Gas)	3,570	60,297
Varian Medical Systems, Inc.* (Healthcare-Products)	805	28,288
Ventas, Inc. (REIT)	1,015	30,308
VeriSign, Inc.* (Internet)	1,260	23,285
Verizon Communications, Inc. (Telecommunications)	18,305	562,513
Viacom, Inc.—Class B* (Media)	3,920	88,984
Vornado Realty Trust (REIT)	1,015	45,705
Vulcan Materials Co. (Building Materials)	770	33,187
W.W. Grainger, Inc. (Distribution/Wholesale)	385	31,524
Wal-Mart Stores, Inc. (Retail)	14,385	696,809
Walgreen Co. (Retail)	6,405	188,307
Walt Disney Co. (Media)	11,970	279,260
Washington Post Co.—Class B (Media)	35	12,326
Waste Management, Inc. (Environmental Control)	3,185	89,690
Waters Corp.* (Electronics)	630	32,426
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	665	22,384
WellPoint, Inc.* (Healthcare-Services)	3,115	158,522
Wells Fargo & Co. (Banks)	30,030	728,528
Western Digital Corp.* (Computers)	1,435	38,028
Western Union Co. (Commercial Services)	4,515	74,046
Weyerhaeuser Co. (Forest Products & Paper)	1,365	41,537
Whirlpool Corp. (Home Furnishings)	490	20,854
Whole Foods Market, Inc. (Food)	910	17,272
Windstream Corp. (Telecommunications)	2,800	23,408
Wisconsin Energy Corp. (Electric)	770	31,347
Wyeth (Pharmaceuticals)	8,610	390,808
Wyndham Worldwide Corp. (Lodging)	1,155	13,999
Wynn Resorts, Ltd.* (Lodging)	420	14,826
Xcel Energy, Inc. (Electric)	2,940	54,125
Xerox Corp. (Office/Business Equipment)	5,565	36,061
Xilinx, Inc. (Semiconductors)	1,785	36,521
XL Capital, Ltd.—Class A (Insurance)	2,205	25,269
XTO Energy, Inc. (Oil & Gas)	3,745	142,834
Yahoo!, Inc.* (Internet)	8,995	140,862
YUM! Brands, Inc. (Retail)	2,975	99,186
Zimmer Holdings, Inc.* (Healthcare-Products)	1,400	59,640
Zions Bancorp (Banks)	735	8,497

TOTAL COMMON STOCKS
(Cost $33,351,210)		51,878,990

Repurchase Agreements (5.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,127,000 (Collateralized by $1,121,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,149,579)	$1,127,000	1,127,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $328,000 (Collateralized by $335,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $337,443)	328,000	328,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,602,000 (Collateralized by $1,526,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,635,217)	1,602,000	1,602,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $15,000 (Collateralized by $16,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $16,130)	15,000	15,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,072,000)		3,072,000

TOTAL INVESTMENT SECURITIES
(Cost $36,423,210)—98.5%		54,950,990
Net other assets (liabilities)—1.5%		849,307

NET ASSETS—100.0%		$55,800,297

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $300,000.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $2,106,800)	46	$(14,025)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,570,437	$(13,403)

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2009

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	0.1%
Aerospace/Defense	2.2%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	4.5%
Beverages	2.6%
Biotechnology	1.4%
Building Materials	0.1%
Chemicals	1.4%
Coal	0.2%
Commercial Services	1.8%
Computers	5.4%
Cosmetics/Personal Care	2.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	4.6%
Electric	3.4%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.4%
Food	1.9%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.9%
Healthcare-Services	1.1%
Holding Companies-Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM
Insurance	2.2%
Internet	2.2%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.4%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	3.1%
Office/Business Equipment	0.2%
Oil & Gas	9.6%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.5%
Pipelines	0.4%
REIT	1.0%
Real Estate	NM
Retail	5.8%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	4.3%
Telecommunications	5.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.9%
Other**	7.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$36,423,210

Securities, at value	51,878,990
Repurchase agreements, at value	3,072,000

Total Investment Securities, at value	54,950,990
Cash	979
Segregated cash balances with brokers for futures contracts	234,265
Dividends and interest receivable	80,322
Receivable for capital shares issued	777,768
Receivable for investments sold	82,278
Prepaid expenses	489

Total Assets	56,127,091

Liabilities:
Payable for investments purchased	108,308
Payable for capital shares redeemed	43,648
Unrealized loss on swap agreements	13,403
Variation margin on futures contracts	14,025
Advisory fees payable	35,557
Management services fees payable	4,741
Administration fees payable	2,116
Administrative services fees payable	23,693
Distribution fees payable	20,162
Trustee fees payable	3
Transfer agency fees payable	3,366
Fund accounting fees payable	4,254
Compliance services fees payable	1,508
Other accrued expenses	52,010

Total Liabilities	326,794

Net Assets	$55,800,297

Net Assets consist of:
Capital	$69,333,997
Accumulated net investment income (loss)	895,270
Accumulated net realized gains (losses) on investments	(32,929,322)
Net unrealized appreciation (depreciation) on investments	18,500,352

Net Assets	$55,800,297

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,888,649

Net Asset Value (offering and redemption price per share)	$19.32

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$716,120
Interest	3,487

Total Investment Income	719,607

Expenses:
Advisory fees	232,685
Management services fees	31,024
Administration fees	14,214
Transfer agency fees	22,026
Administrative services fees	99,701
Distribution fees	77,562
Custody fees	14,535
Fund accounting fees	30,780
Trustee fees	516
Compliance services fees	304
Other fees	48,004

Total Gross Expenses before reductions	571,351
Less Expenses reduced by the Advisor	(60,283)

Total Net Expenses	511,068

Net Investment Income (Loss)	208,539

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,610,932)
Net realized gains (losses) on futures contracts	(1,129,451)
Net realized gains (losses) on swap agreements	(52,017)
Change in net unrealized appreciation/depreciation on investments	2,798,483

Net Realized and Unrealized Gains (Losses) on Investments	6,083

Change in Net Assets Resulting from Operations	$214,622

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$208,539	$686,731
Net realized gains (losses) on investments	(2,792,400)	(12,877,495)
Change in net unrealized appreciation/depreciation on investments	2,798,483	(33,350,958)

Change in net assets resulting from operations	214,622	(45,541,722)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,550,179)

Change in net assets resulting from distributions	—	(1,550,179)

Capital Transactions:
Proceeds from shares issued	137,617,596	569,010,998
Dividends reinvested	—	1,550,179
Value of shares redeemed	(152,555,059)	(616,470,162)

Change in net assets resulting from capital transactions	(14,937,463)	(45,908,985)

Change in net assets	(14,722,841)	(93,000,886)
Net Assets:
Beginning of period	70,523,138	163,524,024

End of period	$55,800,297	$70,523,138

Accumulated net investment income (loss)	$895,270	$686,731

Share Transactions:
Issued	7,645,484	22,631,861
Reinvested	—	60,248
Redeemed	(8,481,708)	(24,259,643)

Change in shares	(836,224)	(1,567,534)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.93		$30.90	$30.40	$28.27	$27.59	$25.72

Investment Activities:
Net investment income (loss)(a)	0.06		0.16	0.19	0.11	0.06	0.06
Net realized and unrealized gains (losses) on investments	0.33		(11.68)	0.89	3.63	0.69	2.19

Total income (loss) from investment activities	0.39		(11.52)	1.08	3.74	0.75	2.25

Distributions to Shareholders From:
Net investment income	—		—	(0.18)	(0.08)	(0.07)	—
Net realized gains on investments	—		(0.45)	(0.40)	(1.53)	—	(0.38)

Total distributions	—		(0.45)	(0.58)	(1.61)	(0.07)	(0.38)

Net Asset Value, End of Period	$19.32		$18.93	$30.90	$30.40	$28.27	$27.59

Total Return	2.06	%(b)	(37.67)%	3.55%	13.66%	2.74%	8.83%

Ratios to Average Net Assets:
Gross expenses(c)	1.84%		1.73%	1.67%	1.70%	1.78%	1.78%
Net expenses(c)	1.65%		1.63%	1.62%	1.67%	1.78%	1.78%
Net investment income (loss)(c)	0.67%		0.63%	0.60%	0.38%	0.21%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$55,800		$70,523	$163,524	$310,894	$297,546	$391,257
Portfolio turnover rate(d)	81	%(b)	259%	175%	224%	273%	202%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	64%
Swap Agreements	36%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	17%
Industrial	17%
Consumer Cyclical	13%
Technology	8%
Utilities	7%
Energy	6%
Basic Materials	5%
Communications	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (17.9%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$337,000	$337,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $337,000)		337,000

Repurchase Agreements (73.1%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $344,000 (Collateralized by $342,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $350,941)	344,000	344,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $343,000 (Collateralized by $355,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $357,589)	343,000	343,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $344,000 (Collateralized by $328,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $351,475)	344,000	344,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $344,000 (Collateralized by $351,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $352,371)	344,000	344,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,375,000)		1,375,000

TOTAL INVESTMENT SECURITIES
(Cost $1,712,000)—91.0%		1,712,000
Net other assets (liabilities)—9.0%		169,281

NET ASSETS—100.0%		$1,881,281

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $120,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,210,440)	21	$(34,408)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$ 29,993	$(7)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	637,560	(2,741)

See accompanying notes to the financial statements.

10

PROFUNDS VP
ProFund VP Mid-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$1,712,000

Securities, at value	337,000
Repurchase agreements, at value	1,375,000

Total Investment Securities, at value	1,712,000
Cash	223
Segregated cash balances with brokers for futures contracts	158,130
Receivable for capital shares issued	101,282
Prepaid expenses	11

Total Assets	1,971,646

Liabilities:
Payable for capital shares redeemed	76,098
Unrealized loss on swap agreements	2,748
Variation margin on futures contracts	5,460
Advisory fees payable	1,092
Management services fees payable	146
Administration fees payable	61
Administrative services fees payable	1,007
Distribution fees payable	1,031
Transfer agency fees payable	97
Fund accounting fees payable	123
Compliance services fees payable	51
Other accrued expenses	2,451

Total Liabilities	90,365

Net Assets	$1,881,281

Net Assets consist of:
Capital	$2,771,559
Accumulated net investment income (loss)	(15,214)
Accumulated net realized gains (losses) on investments	(837,908)
Net unrealized appreciation (depreciation) on investments	(37,156)

Net Assets	$1,881,281

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	96,626

Net Asset Value (offering and redemption price per share)	$19.47

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$1,200

Expenses:
Advisory fees	7,482
Management services fees	998
Administration fees	505
Transfer agency fees	789
Administrative services fees	2,359
Distribution fees	2,494
Custody fees	2,283
Fund accounting fees	1,027
Trustee fees	18
Compliance services fees	18
Other fees	1,235

Total Gross Expenses before reductions	19,208
Less Expenses reduced by the Advisor	(2,794)

Total Net Expenses	16,414

Net Investment Income (Loss)	(15,214)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	189,826
Net realized gains (losses) on swap agreements	32,874
Change in net unrealized appreciation/depreciation on investments	(128,319)

Net Realized and Unrealized Gains (Losses) on Investments	94,381

Change in Net Assets Resulting from Operations	$79,167

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Mid-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(15,214)	$(971)
Net realized gains (losses) on investments	222,700	(1,259,389)
Change in net unrealized appreciation/depreciation on investments	(128,319)	93,536

Change in net assets resulting from operations	79,167	(1,166,824)

Distributions to Shareholders From:
Net investment income	—	(8,867)

Change in net assets resulting from distributions	—	(8,867)

Capital Transactions:
Proceeds from shares issued	6,776,748	18,857,936
Dividends reinvested	—	8,867
Value of shares redeemed	(6,957,066)	(15,902,395)

Change in net assets resulting from capital transactions	(180,318)	2,964,408

Change in net assets	(101,151)	1,788,717
Net Assets:
Beginning of period	1,982,432	193,715

End of period	$1,881,281	$1,982,432

Accumulated net investment income (loss)	$(15,214)	$—

Share Transactions:
Issued	378,220	736,075
Reinvested	—	332
Redeemed	(390,192)	(634,329)

Change in shares	(11,972)	102,078

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$18.25		$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.01)	0.30
Net realized and unrealized gains (losses) on investments	1.35		(11.36)	(0.59)

Total income (loss) from investment activities	1.22		(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—		(0.09)	—

Net Asset Value, End of Period	$19.47		$18.25	$29.71

Total Return	6.68	%(c)	(38.37)%	(0.97	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.84%	2.02%
Net expenses(d)	1.64%		1.63%	1.63%
Net investment income (loss)(d)	(1.52)%		(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$1,881		$1,982	$194
Portfolio turnover rate(e)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	24%
Futures Contracts	30%
Swap Agreements	47%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Regal-Beloit Corp.	0.1%
Jack Henry & Associates, Inc.	0.1%
OMEGA Healthcare Investors, Inc.	0.1%
ProAssurance Corp.	0.1%
WGL Holdings, Inc.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks (24.1%)
	Shares	Value

1st Source Corp. (Banks)	35	$604
3Com Corp.* (Telecommunications)	441	2,077
3PAR, Inc.* (Computers)	49	608
99 Cents Only Stores* (Retail)	70	951
AAON, Inc. (Building Materials)	70	1,394
AAR Corp.* (Aerospace/Defense)	70	1,123
ABIOMED, Inc.* (Healthcare-Products)	84	741
ABM Industries, Inc. (Commercial Services)	70	1,265
Acco Brands Corp.* (Household Products/Wares)	98	276
ACI Worldwide, Inc.* (Software)	56	782
Acme Packet, Inc.* (Telecommunications)	56	567
Acorda Therapeutics, Inc.* (Biotechnology)	49	1,381
Actuant Corp.—Class A (Miscellaneous Manufacturing)	105	1,281
Acuity Brands, Inc. (Miscellaneous Manufacturing)	63	1,767
Acxiom Corp. (Software)	119	1,051
Adaptec, Inc.* (Telecommunications)	294	779
ADC Telecommunications, Inc.* (Telecommunications)	133	1,059
Administaff, Inc. (Commercial Services)	42	977
ADTRAN, Inc. (Telecommunications)	77	1,653
Advisory Board Co.* (Commercial Services)	35	900
Affymax, Inc.* (Biotechnology)	28	516
Affymetrix, Inc.* (Biotechnology)	126	747
Aircastle Ltd. (Trucking & Leasing)	91	669
AirTran Holdings, Inc.* (Airlines)	147	910
Alaska Air Group, Inc.* (Airlines)	49	895
Alaska Communications Systems Group, Inc. (Telecommunications)	112	820
Albany International Corp.—Class A (Machinery-Diversified)	77	876
Alexander’s, Inc. (REIT)	7	1,887
Align Technology, Inc.* (Healthcare-Products)	84	890
Alkermes, Inc.* (Pharmaceuticals)	112	1,212
Allied Capital Corp.* (Investment Companies)	203	706
Allied Nevada Gold Corp.* (Mining)	56	451
Allos Therapeutics, Inc.* (Pharmaceuticals)	105	870
AMAG Pharmaceuticals, Inc.* (Biotechnology)	21	1,148
Ambac Financial Group, Inc. (Insurance)	434	399
AMCOL International Corp. (Mining)	42	906
American Campus Communities, Inc. (REIT)	77	1,708
American Dairy, Inc.* (Food)	14	555
American Ecology Corp. (Environmental Control)	49	878
American Greetings Corp.—Class A (Household Products/Wares)	49	572
American Italian Pasta Co.—Class A* (Food)	28	816
American Medical Systems Holdings, Inc.* (Healthcare-Products)	84	1,327
American Public Education, Inc.* (Commercial Services)	21	832
American Reprographics Co.* (Software)	84	699
AMERIGROUP Corp.* (Healthcare-Services)	63	1,692
Amerisafe, Inc.* (Insurance)	56	871
Ameristar Casinos, Inc. (Lodging)	35	666
Ameron International Corp. (Miscellaneous Manufacturing)	14	939
Amkor Technology, Inc.* (Semiconductors)	175	828
AMN Healthcare Services, Inc.* (Commercial Services)	161	1,027
ANADIGICS, Inc.* (Semiconductors)	119	499
Analogic Corp. (Electronics)	21	776
AngioDynamics, Inc.* (Healthcare-Products)	56	743
Anixter International, Inc.* (Telecommunications)	42	1,579
AnnTaylor Stores Corp.* (Retail)	77	614
Apogee Enterprises, Inc. (Building Materials)	70	861
Apollo Investment Corp. (Investment Companies)	217	1,302
Applied Industrial Technologies, Inc. (Machinery-Diversified)	56	1,103
Applied Micro Circuits Corp.* (Semiconductors)	105	854
Arch Chemicals, Inc. (Chemicals)	56	1,377
ArcSight, Inc.* (Telecommunications)	28	498
Ardea Biosciences, Inc.* (Pharmaceuticals)	35	551
Arena Pharmaceuticals, Inc.* (Biotechnology)	140	699
Arena Resources, Inc.* (Oil & Gas)	63	2,007
Ares Capital Corp. (Investment Companies)	133	1,072
Argo Group International Holdings, Ltd.* (Insurance)	70	1,975
Argon ST, Inc.* (Aerospace/Defense)	42	864
Ariba, Inc.* (Internet)	126	1,240
Arkansas Best Corp. (Transportation)	42	1,107
ArQule, Inc.* (Biotechnology)	105	645
Array BioPharma, Inc.* (Pharmaceuticals)	196	615
Arris Group, Inc.* (Telecommunications)	154	1,873
Art Technology Group, Inc.* (Internet)	189	718

See accompanying notes to the financial statements.
14

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Aruba Networks, Inc.* (Telecommunications)	70	$612
ArvinMeritor, Inc. (Auto Parts & Equipment)	119	522
Asbury Automotive Group, Inc. (Retail)	49	502
Ashford Hospitality Trust (REIT)	147	413
AsiaInfo Holdings, Inc.* (Internet)	42	723
Assured Guaranty, Ltd. (Insurance)	70	867
Astec Industries, Inc.* (Machinery-Construction & Mining)	35	1,039
Astoria Financial Corp. (Savings & Loans)	140	1,201
ATC Technology Corp.* (Auto Parts & Equipment)	49	711
athenahealth, Inc.* (Software)	35	1,295
Atheros Communications* (Telecommunications)	77	1,481
Atlantic Tele-Network, Inc. (Environmental Control)	14	550
Atlas Air Worldwide Holdings, Inc.* (Transportation)	28	649
Atlas America, Inc. (Oil & Gas)	70	1,251
ATMI, Inc.* (Semiconductors)	56	870
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	56	1,757
Avid Technology, Inc.* (Software)	70	939
Avis Budget Group, Inc.* (Commercial Services)	119	672
Avocent Corp.* (Internet)	77	1,075
Axsys Technologies, Inc.* (Electronics)	14	751
AZZ, Inc.* (Miscellaneous Manufacturing)	28	963
Badger Meter, Inc. (Electronics)	21	861
Balchem Corp. (Chemicals)	42	1,030
Baldor Electric Co. (Hand/Machine Tools)	77	1,832
Baldwin & Lyons, Inc.—Class B (Insurance)	49	965
Bally Technologies, Inc.* (Entertainment)	63	1,885
BancFirst Corp. (Banks)	28	968
Bank Mutual Corp. (Banks)	168	1,465
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	98	869
Barnes Group, Inc. (Miscellaneous Manufacturing)	84	999
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	70	1,012
Belden, Inc. (Electrical Components & Equipment)	77	1,286
Benchmark Electronics, Inc.* (Electronics)	98	1,411
Berry Petroleum Co.—Class A (Oil & Gas)	70	1,301
Bill Barrett Corp.* (Oil & Gas)	70	1,922
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	28	885
BioMed Realty Trust, Inc. (REIT)	126	1,289
Black Box Corp. (Telecommunications)	28	937
Blackbaud, Inc. (Software)	70	1,089
Blackboard, Inc.* (Software)	42	1,212
Blount International, Inc.* (Machinery-Diversified)	84	723
Blue Coat Systems, Inc.* (Internet)	56	926
Bob Evans Farms, Inc. (Retail)	56	1,609
Boston Private Financial Holdings, Inc. (Banks)	140	627
Bowne & Co., Inc. (Commercial Services)	1	7
BPZ Resources, Inc.* (Oil & Gas)	112	548
Brady Corp.—Class A (Electronics)	70	1,758
Brigham Exploration Co.* (Oil & Gas)	168	586
Bristow Group, Inc.* (Transportation)	42	1,244
Brooks Automation, Inc.* (Semiconductors)	140	627
Brown Shoe Co., Inc. (Retail)	84	608
Bruker Corp.* (Healthcare-Products)	63	583
Brunswick Corp. (Leisure Time)	126	544
Brush Engineered Materials, Inc.* (Mining)	42	704
Buffalo Wild Wings, Inc.* (Retail)	28	911
CACI International, Inc.—Class A* (Computers)	42	1,794
Calamos Asset Management, Inc. (Diversified Financial Services)	42	593
Calgon Carbon Corp.* (Environmental Control)	63	875
California Water Service Group (Water)	42	1,547
Capella Education Co.* (Commercial Services)	21	1,259
Capstead Mortgage Corp. (REIT)	91	1,157
CardioNet, Inc.* (Healthcare-Products)	42	685
Carrizo Oil & Gas, Inc.* (Oil & Gas)	56	960
Carter’s, Inc.* (Apparel)	70	1,723
Casey’s General Stores, Inc. (Retail)	63	1,618
Cash America International, Inc. (Retail)	35	819
Cass Information Systems, Inc. (Banks)	28	917
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	49	1,222
Cathay Bancorp, Inc. (Banks)	77	732
Cavium Networks, Inc.* (Semiconductors)	49	824
CBIZ, Inc.* (Commercial Services)	210	1,495
CEC Entertainment, Inc.* (Retail)	35	1,032
Celera Corp.* (Biotechnology)	112	855
Centene Corp.* (Healthcare-Services)	56	1,119
Centennial Communications Corp.* (Telecommunications)	91	761
Central Garden & Pet Co.—Class A* (Household Products/Wares)	77	758
Century Aluminum Co.* (Mining)	84	523
Cenveo, Inc.* (Commercial Services)	126	533
Cepheid, Inc.* (Healthcare-Products)	91	857
Ceradyne, Inc.* (Miscellaneous Manufacturing)	42	742
Charming Shoppes, Inc.* (Retail)	154	573
Chart Industries, Inc.* (Machinery-Diversified)	42	764
Chattem, Inc.* (Cosmetics/Personal Care)	14	953
Checkpoint Systems, Inc.* (Electronics)	70	1,098
Cheesecake Factory, Inc.* (Retail)	77	1,332
Chemed Corp. (Commercial Services)	35	1,382
Chemical Financial Corp. (Banks)	70	1,394
Churchill Downs, Inc. (Entertainment)	28	942
Cincinnati Bell, Inc.* (Telecommunications)	350	994
CIRCOR International, Inc. (Metal Fabricate/Hardware)	35	826
Cirrus Logic, Inc.* (Semiconductors)	140	630
Citi Trends, Inc.* (Retail)	21	543
City Holding Co. (Banks)	42	1,275
CKE Restaurants, Inc. (Retail)	112	950
CKX, Inc.* (Media)	98	695
Clarcor, Inc. (Miscellaneous Manufacturing)	63	1,839
Clean Harbors, Inc.* (Environmental Control)	21	1,134
Clearwater Paper Corp.* (Forest Products & Paper)	21	531
Coeur d’Alene Mines Corp.* (Mining)	64	787
Coinstar, Inc.* (Commercial Services)	49	1,308
Coldwater Creek, Inc.* (Retail)	105	636
Collective Brands, Inc.* (Retail)	77	1,122
Colonial Properties Trust (REIT)	98	725
Community Bank System, Inc. (Banks)	91	1,325
Commvault Systems, Inc.* (Software)	56	928
Compellent Technologies, Inc.* (Computers)	35	534
Complete Production Services, Inc.* (Oil & Gas Services)	154	979
Computer Programs & Systems, Inc. (Software)	21	805
comScore, Inc.* (Internet)	35	466
Comtech Telecommunications Corp.* (Telecommunications)	35	1,116
Conceptus, Inc.* (Healthcare-Products)	49	828
Concur Technologies, Inc.* (Software)	49	1,523
CONMED Corp.* (Healthcare-Products)	63	978
Conseco, Inc.* (Insurance)	280	664
Consolidated Communications Holdings, Inc. (Telecommunications)	77	902
Contango Oil & Gas Co.* (Oil & Gas)	21	892
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	91	903
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	35	912
Corinthian Colleges, Inc.* (Commercial Services)	91	1,541
Cougar Biotechnology, Inc.* (Biotechnology)	21	902
Cousins Properties, Inc. (REIT)	1	9
CRA International, Inc.* (Commercial Services)	28	777

See accompanying notes to the financial statements.
15

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Cracker Barrel Old Country Store, Inc. (Retail)	35	$977
Crocs, Inc.* (Apparel)	98	333
CSG Systems International, Inc.* (Software)	77	1,019
Cubic Corp. (Electronics)	28	1,002
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	70	1,283
Curtiss-Wright Corp. (Aerospace/Defense)	56	1,665
Cyberonics, Inc.* (Healthcare-Products)	49	815
CyberSource Corp.* (Internet)	84	1,285
Cymer, Inc.* (Electronics)	42	1,249
Cypress Bioscience, Inc.* (Pharmaceuticals)	77	725
Darling International, Inc.* (Environmental Control)	133	878
Data Domain, Inc.* (Computers)	49	1,634
DCT Industrial Trust, Inc. (REIT)	252	1,028
DealerTrack Holdings, Inc.* (Internet)	63	1,071
Deckers Outdoor Corp.* (Apparel)	14	984
Delphi Financial Group, Inc.—Class A (Insurance)	63	1,224
Delta Petroleum Corp.* (Oil & Gas)	259	500
Deluxe Corp. (Commercial Services)	84	1,076
Denny’s Corp.* (Retail)	280	602
Developers Diversified Realty Corp. (REIT)	203	991
Dexcom, Inc.* (Healthcare-Products)	70	433
DHT Maritime, Inc. (Transportation)	196	1,021
Diamond Foods, Inc. (Food)	28	781
DiamondRock Hospitality Co. (REIT)	161	1,008
Digital River, Inc.* (Internet)	49	1,780
Dillards, Inc.—Class A (Retail)	77	708
DineEquity, Inc. (Retail)	14	437
Diodes, Inc.* (Semiconductors)	42	657
Dionex Corp.* (Electronics)	28	1,709
Dolan Media* (Media)	42	537
Dollar Financial Corp.* (Commercial Services)	42	579
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	28	391
Domtar Corp.* (Forest Products & Paper)	63	1,045
Dress Barn, Inc.* (Retail)	77	1,101
Drew Industries, Inc.* (Building Materials)	56	682
Drill-Quip, Inc.* (Oil & Gas Services)	42	1,600
Durect Corp.* (Pharmaceuticals)	203	483
Dycom Industries, Inc.* (Engineering & Construction)	56	620
E* TRADE Financial Corp.* (Diversified Financial Services)	609	780
EarthLink, Inc.* (Internet)	175	1,297
East West Bancorp, Inc. (Banks)	112	727
EastGroup Properties, Inc. (REIT)	42	1,387
Eastman Kodak Co. (Miscellaneous Manufacturing)	385	1,140
Eclipsys Corp.* (Software)	70	1,245
eHealth, Inc.* (Insurance)	42	742
Electro Scientific Industries, Inc.* (Electronics)	77	861
Electronics for Imaging, Inc.* (Computers)	105	1,119
EMCOR Group, Inc.* (Engineering & Construction)	84	1,690
Emeritus Corp.* (Healthcare-Services)	42	555
Employers Holdings, Inc. (Insurance)	77	1,043
Emulex Corp.* (Semiconductors)	105	1,027
Encore Wire Corp. (Electrical Components & Equipment)	42	897
EnergySolutions, Inc. (Environmental Control)	98	902
EnerSys* (Electrical Components & Equipment)	56	1,019
Ennis, Inc. (Household Products/Wares)	77	959
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	49	882
Entegris, Inc.* (Semiconductors)	224	609
Entertainment Properties Trust (REIT)	63	1,298
EPIQ Systems, Inc.* (Software)	56	860
Equity Lifestyle Properties, Inc. (REIT)	49	1,822
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	35	1,568
Esterline Technologies Corp.* (Aerospace/Defense)	49	1,326
Euronet Worldwide, Inc.* (Commercial Services)	77	1,493
ev3, Inc.* (Healthcare-Products)	91	976
Evercore Partners, Inc.—Class A (Diversified Financial Services)	28	550
Exelixis, Inc.* (Biotechnology)	168	818
Exponent, Inc.* (Commercial Services)	42	1,029
Extra Space Storage, Inc. (REIT)	147	1,227
F.N.B. Corp. (Banks)	147	910
Fair Isaac Corp. (Software)	77	1,190
Federal Signal Corp. (Miscellaneous Manufacturing)	112	857
FEI Co.* (Electronics)	49	1,122
FelCor Lodging Trust, Inc. (REIT)	140	344
Financial Federal Corp. (Diversified Financial Services)	56	1,151
First BanCorp (Banks)	147	581
First Commonwealth Financial Corp. (Banks)	182	1,154
First Financial Bancorp (Banks)	105	790
First Financial Corp. (Banks)	28	884
First Merchants Corp. (Banks)	119	956
First Midwest Bancorp, Inc. (Banks)	112	819
FirstMerit Corp. (Banks)	105	1,783
Flagstone Reinsurance Holdings, Ltd. (Insurance)	119	1,226
Flushing Financial Corp. (Savings & Loans)	77	720
Force Protection, Inc.* (Auto Manufacturers)	84	743
Forestar Group, Inc.* (Real Estate)	56	665
FormFactor, Inc.* (Semiconductors)	77	1,327
Fossil, Inc.* (Household Products/Wares)	63	1,517
FPIC Insurance Group, Inc.* (Insurance)	35	1,072
Franklin Electric Co., Inc. (Hand/Machine Tools)	49	1,270
Franklin Street Properties Corp. (REIT)	84	1,113
Fred’s, Inc. (Retail)	70	882
Fresh Del Monte Produce, Inc.* (Food)	56	911
Fuller (H.B.) Co. (Chemicals)	84	1,578
FX Energy, Inc.* (Oil & Gas)	133	504
Gartner Group, Inc.* (Commercial Services)	84	1,282
General Communication, Inc.—Class A* (Telecommunications)	98	679
General Maritime Corp. (Oil & Gas Services)	98	969
Genesco, Inc.* (Retail)	35	658
Genesee & Wyoming, Inc.—Class A* (Transportation)	49	1,299
Genoptix, Inc.* (Healthcare-Services)	28	896
GeoEye, Inc.* (Telecommunications)	28	660
GFI Group, Inc. (Diversified Financial Services)	91	613
Glacier Bancorp, Inc. (Banks)	91	1,344
Glatfelter (Forest Products & Paper)	112	997
Global Cash Access Holdings, Inc.* (Commercial Services)	63	501
Global Industries, Ltd.* (Oil & Gas Services)	168	951
Globecomm Systems, Inc.* (Telecommunications)	98	705
GMX Resources, Inc.* (Oil & Gas)	63	670
Golar LNG, Ltd. (Transportation)	77	658
Goodrich Petroleum Corp.* (Oil & Gas)	42	1,033
GrafTech International, Ltd.* (Electrical Components & Equipment)	161	1,821
Gran Tierra Energy, Inc.* (Oil & Gas)	287	990
Granite Construction, Inc. (Engineering & Construction)	42	1,398
Graphic Packaging Holding Co.* (Packaging & Containers)	203	371
Greatbatch, Inc.* (Electrical Components & Equipment)	42	950
Group 1 Automotive, Inc. (Retail)	35	911
GulfMark Offshore, Inc.* (Transportation)	49	1,352
Haemonetics Corp.* (Healthcare-Products)	28	1,596
Halozyme Therapeutics, Inc.* (Biotechnology)	140	976
Hancock Holding Co. (Banks)	35	1,137
Harleysville National Corp. (Banks)	154	724
Harmonic, Inc.* (Telecommunications)	175	1,031

See accompanying notes to the financial statements.
16

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Harris Stratex Networks, Inc.—Class A* (Telecommunications)	105	$680
Harte-Hanks, Inc. (Advertising)	98	907
Hatteras Financial Corp. (REIT)	42	1,201
Haynes International, Inc.* (Metal Fabricate/Hardware)	28	664
Headwaters, Inc.* (Energy-Alternate Sources)	133	447
Healthcare Realty Trust, Inc. (REIT)	98	1,649
Healthcare Services Group, Inc. (Commercial Services)	70	1,252
HEALTHSOUTH Corp.* (Healthcare-Services)	91	1,314
HealthSpring, Inc.* (Healthcare-Services)	70	760
Healthways, Inc.* (Healthcare-Services)	49	659
Heartland Express, Inc. (Transportation)	84	1,236
Heartland Payment Systems, Inc. (Commercial Services)	63	603
HEICO Corp. (Aerospace/Defense)	35	1,269
Heidrick & Struggles International, Inc. (Commercial Services)	49	894
Helen of Troy, Ltd.* (Household Products/Wares)	56	940
Hercules Offshore, Inc.* (Oil & Gas Services)	210	834
Herman Miller, Inc. (Office Furnishings)	77	1,181
Hexcel Corp.* (Aerospace/Defense Equipment)	140	1,334
Highwoods Properties, Inc. (REIT)	84	1,879
HMS Holdings Corp.* (Commercial Services)	35	1,425
Home Federal Bancorp, Inc. (Savings & Loans)	77	785
Home Properties, Inc. (REIT)	56	1,910
Horace Mann Educators Corp. (Insurance)	77	768
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	63	1,348
Horsehead Holding Corp.* (Mining)	77	574
Hot Topic, Inc.* (Retail)	84	614
HSN, Inc.* (Retail)	63	666
Hub Group, Inc.—Class A* (Transportation)	49	1,011
Human Genome Sciences, Inc.* (Biotechnology)	175	501
Huron Consulting Group, Inc.* (Commercial Services)	28	1,294
Iconix Brand Group, Inc.* (Apparel)	91	1,400
ICU Medical, Inc.* (Healthcare-Products)	28	1,152
II-VI, Inc.* (Electronics)	42	931
Immucor, Inc.* (Healthcare-Products)	84	1,156
ImmunoGen, Inc.* (Biotechnology)	105	904
Impax Laboratories, Inc.* (Pharmaceuticals)	77	567
Independent Bank Corp./MA (Banks)	63	1,241
Infinera Corp.* (Telecommunications)	91	831
Infinity Property & Casualty Corp. (Insurance)	42	1,531
Informatica Corp.* (Software)	105	1,805
Information Services Group, Inc.* (Commercial Services)	231	695
Inland Real Estate Corp. (REIT)	203	1,421
Innospec, Inc. (Chemicals)	49	527
Insight Enterprises, Inc.* (Retail)	63	609
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	42	713
Insteel Industries, Inc. (Miscellaneous Manufacturing)	70	577
InterDigital, Inc.* (Telecommunications)	56	1,369
Interface, Inc.—Class A (Office Furnishings)	84	521
Intermec, Inc.* (Machinery-Diversified)	105	1,354
Interval Leisure Group, Inc.* (Leisure Time)	56	522
Intevac, Inc.* (Machinery-Diversified)	77	671
Invacare Corp. (Healthcare-Products)	70	1,235
inVentiv Health, Inc.* (Advertising)	56	758
ION Geophysical Corp.* (Oil & Gas Services)	189	486
IPC Holdings, Ltd. (Insurance)	56	1,531
IPC The Hospitalist Co.* (Healthcare-Services)	21	560
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	112	1,848
J. Crew Group, Inc.* (Retail)	49	1,324
j2 Global Communications, Inc.* (Internet)	70	1,579
Jack Henry & Associates, Inc. (Computers)	112	2,324
Jack in the Box, Inc.* (Retail)	84	1,886
Jackson Hewitt Tax Service, Inc. (Commercial Services)	77	482
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	77	988
James River Coal Co.* (Coal)	49	741
JetBlue Airways Corp.* (Airlines)	301	1,285
Jo-Ann Stores, Inc.* (Retail)	42	868
John Bean Technologies Corp. (Miscellaneous Manufacturing)	49	613
Jones Apparel Group, Inc. (Apparel)	119	1,277
Jos. A. Bank Clothiers, Inc.* (Retail)	28	965
K-Swiss, Inc.—Class A (Apparel)	105	893
Kaiser Aluminum Corp. (Mining)	28	1,005
Kaman Corp. (Aerospace/Defense)	49	818
Kaydon Corp. (Metal Fabricate/Hardware)	42	1,368
KBW, Inc.* (Diversified Financial Services)	35	1,007
Kelly Services, Inc.—Class A (Commercial Services)	91	996
Kenexa Corp.* (Commercial Services)	49	567
Key Energy Services, Inc.* (Oil & Gas Services)	224	1,290
Keynote Systems, Inc.* (Internet)	77	588
Kforce, Inc.* (Commercial Services)	105	868
Kindred Healthcare, Inc.* (Healthcare-Services)	56	693
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	112	1,910
Knight Transportation, Inc. (Transportation)	84	1,390
Knightsbridge Tankers, Ltd. (Transportation)	56	764
Kopin Corp.* (Semiconductors)	147	539
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	35	923
L-1 Identity Solutions, Inc.* (Electronics)	119	921
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	28	842
Laclede Group, Inc. (Gas)	42	1,391
Ladish Co., Inc.* (Metal Fabricate/Hardware)	49	636
Lakeland Financial Corp. (Banks)	42	798
Lancaster Colony Corp. (Miscellaneous Manufacturing)	28	1,234
Lance, Inc. (Food)	56	1,295
Landauer, Inc. (Commercial Services)	21	1,288
LaSalle Hotel Properties (REIT)	84	1,037
Lawson Software, Inc.* (Software)	224	1,250
Lexington Realty Trust (REIT)	189	643
LHC Group, Inc.* (Healthcare-Services)	28	622
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	189	541
Littelfuse, Inc.* (Electrical Components & Equipment)	49	978
Live Nation, Inc.* (Commercial Services)	147	714
Liz Claiborne, Inc. (Apparel)	217	625
Loral Space & Communications, Inc.* (Telecommunications)	14	361
Louisiana-Pacific Corp.* (Forest Products & Paper)	189	646
Lufkin Industries, Inc. (Oil & Gas Services)	28	1,177
Luminex Corp.* (Healthcare-Products)	56	1,038
M&F Worldwide Corp.* (Food)	28	560
Magellan Health Services, Inc.* (Healthcare-Services)	49	1,608
MainSource Financial Group, Inc. (Banks)	84	623
ManTech International Corp.—Class A* (Software)	28	1,205
Marcus Corp. (Lodging)	70	736
MarketAxess Holdings, Inc.* (Diversified Financial Services)	56	534
Martek Biosciences Corp. (Biotechnology)	63	1,332
Masimo Corp.* (Healthcare-Products)	70	1,688
MasTec, Inc.* (Telecommunications)	70	820
Matrix Service Co.* (Oil & Gas Services)	56	643
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	49	1,525
Max Capital Group, Ltd. (Insurance)	63	1,163
MB Financial, Inc. (Banks)	98	999
McGrath Rentcorp (Commercial Services)	42	801
See accompanying notes to the financial statements.
17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

McMoRan Exploration Co.* (Oil & Gas)	133	$793
Meadowbrook Insurance Group, Inc. (Insurance)	133	868
Medarex, Inc.* (Pharmaceuticals)	154	1,286
MedAssets, Inc.* (Software)	56	1,089
Mediacom Communications Corp.—Class A* (Media)	112	572
Medical Properties Trust, Inc. (REIT)	140	850
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	77	1,257
Mentor Graphics Corp.* (Computers)	147	804
MercadoLibre, Inc.* (Commercial Services)	28	753
Meridian Bioscience, Inc. (Healthcare-Products)	49	1,106
Merit Medical Systems, Inc.* (Healthcare-Products)	63	1,027
Meritage Homes Corp.* (Home Builders)	35	660
MF Global, Ltd.* (Diversified Financial Services)	63	374
MFA Financial, Inc. (REIT)	259	1,792
MGE Energy, Inc. (Electric)	56	1,879
MGIC Investment Corp. (Insurance)	119	524
Microsemi Corp.* (Semiconductors)	105	1,449
Mid-America Apartment Communities, Inc. (REIT)	42	1,542
Middlesex Water Co. (Water)	91	1,315
MKS Instruments, Inc.* (Semiconductors)	98	1,293
Mobile Mini, Inc.* (Storage/Warehousing)	77	1,130
ModusLink Global Solutions, Inc.* (Internet)	84	576
Momenta Pharmaceuticals, Inc.* (Biotechnology)	56	674
Monolithic Power Systems, Inc.* (Semiconductors)	49	1,098
Montpelier Re Holdings, Ltd. (Insurance)	35	465
Moog, Inc.—Class A* (Aerospace/Defense)	56	1,445
Move, Inc.* (Internet)	252	544
MPS Group, Inc.* (Commercial Services)	196	1,497
MSC. Software Corp.* (Software)	161	1,072
Mueller Industries, Inc. (Metal Fabricate/Hardware)	56	1,165
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	175	655
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	24	112
NATCO Group, Inc.—Class A* (Oil & Gas Services)	35	1,152
National CineMedia, Inc. (Entertainment)	56	771
National Financial Partners (Diversified Financial Services)	56	410
National Penn Bancshares, Inc. (Banks)	196	904
National Presto Industries, Inc. (Housewares)	14	1,065
National Retail Properties, Inc. (REIT)	105	1,822
Natus Medical, Inc.* (Healthcare-Products)	70	808
Navigant Consulting Co.* (Commercial Services)	84	1,085
NBT Bancorp, Inc. (Banks)	63	1,368
Nektar Therapeutics* (Biotechnology)	126	816
Neogen Corp.* (Pharmaceuticals)	35	1,014
Net 1 UEPS Technologies, Inc.* (Commercial Services)	70	951
Netezza Corp.* (Computers)	84	699
NETGEAR, Inc.* (Telecommunications)	56	807
Netlogic Microsystems, Inc.* (Semiconductors)	28	1,021
Neutral Tandem, Inc.* (Telecommunications)	35	1,033
NewAlliance Bancshares, Inc. (Savings & Loans)	154	1,771
NewMarket Corp. (Chemicals)	14	943
Newpark Resources, Inc.* (Oil & Gas Services)	217	618
Newport Corp.* (Electronics)	140	811
NIC, Inc. (Internet)	112	758
Nicor, Inc. (Gas)	63	2,181
Nordson Corp. (Machinery-Diversified)	42	1,624
Northwest Natural Gas Co. (Gas)	42	1,861
Novatel Wireless, Inc.* (Telecommunications)	63	568
NPS Pharmaceuticals, Inc.* (Biotechnology)	140	652
NTELOS Holdings Corp. (Telecommunications)	49	903
Nu Skin Enterprises, Inc. (Retail)	84	1,285
NuVasive, Inc.* (Healthcare-Products)	42	1,873
Ocwen Financial Corp.* (Diversified Financial Services)	49	636
OfficeMax, Inc. (Retail)	126	791
Old Dominion Freight Line, Inc.* (Transportation)	35	1,175
Old National Bancorp (Banks)	140	1,375
Olin Corp. (Chemicals)	119	1,415
OM Group, Inc.* (Chemicals)	42	1,219
OMEGA Healthcare Investors, Inc. (REIT)	147	2,281
Omnicell, Inc.* (Software)	63	677
Omniture, Inc.* (Commercial Services)	91	1,143
OmniVision Technologies, Inc.* (Semiconductors)	84	873
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	70	1,978
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	35	524
optionsXpress Holdings, Inc. (Diversified Financial Services)	56	870
Orbital Sciences Corp.* (Aerospace/Defense)	98	1,487
Orient-Express Hotels, Ltd.—Class A (Lodging)	84	713
Oriental Financial Group, Inc. (Banks)	49	475
Orion Marine Group, Inc.* (Engineering & Construction)	28	532
Orthofix International N.V.* (Healthcare-Products)	35	875
Orthovita, Inc.* (Healthcare-Products)	119	613
Otter Tail Corp. (Electric)	56	1,223
Owens & Minor, Inc. (Distribution/Wholesale)	49	2,147
Pacific Sunwear of California, Inc.* (Retail)	112	377
PacWest Bancorp (Banks)	49	645
PAETEC Holding Corp.* (Telecommunications)	203	548
Palm, Inc.* (Computers)	84	1,392
Palomar Medical Technologies, Inc.* (Healthcare-Products)	35	513
Papa John’s International, Inc.* (Retail)	42	1,041
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	56	848
Parametric Technology Corp.* (Software)	147	1,718
PAREXEL International Corp.* (Commercial Services)	70	1,007
Park Electrochemical Corp. (Electronics)	56	1,206
Parker Drilling Co.* (Oil & Gas)	224	972
PDL BioPharma, Inc. (Biotechnology)	161	1,272
Pegasystems, Inc. (Software)	28	739
Penn Virginia Corp. (Oil & Gas)	77	1,260
Perot Systems Corp.—Class A* (Computers)	112	1,605
PetMed Express, Inc.* (Pharmaceuticals)	56	842
Petroleum Development* (Oil & Gas)	49	769
PetroQuest Energy, Inc.* (Oil & Gas)	98	362
Pharmasset, Inc.* (Pharmaceuticals)	56	630
PharMerica Corp.* (Pharmaceuticals)	56	1,099
Phase Forward, Inc.* (Software)	70	1,058
PHH Corp.* (Commercial Services)	63	1,145
PHI, Inc.* (Transportation)	28	480
PICO Holdings, Inc.* (Water)	35	1,005
Piedmont Natural Gas Co., Inc. (Gas)	91	2,194
Pinnacle Entertainment, Inc.* (Entertainment)	84	780
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	28	1,223
Plantronics, Inc. (Telecommunications)	70	1,324
Platinum Underwriters Holdings, Ltd. (Insurance)	63	1,801
Plexus Corp.* (Electronics)	63	1,289
PNM Resources, Inc. (Electric)	119	1,274
Polaris Industries, Inc. (Leisure Time)	35	1,124
Polycom, Inc.* (Telecommunications)	98	1,986
PolyOne Corp.* (Chemicals)	238	645
Polypore International, Inc.* (Miscellaneous Manufacturing)	49	545
Portland General Electric Co. (Electric)	98	1,909
Post Properties, Inc. (REIT)	70	941
Potlatch Corp. (Forest Products & Paper)	63	1,530
Powell Industries, Inc.* (Electrical Components & Equipment)	21	778

See accompanying notes to the financial statements.
18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Power Integrations, Inc. (Semiconductors)	42	$999
Powerwave Technologies, Inc.* (Telecommunications)	259	417
Premiere Global Services, Inc.* (Telecommunications)	91	986
PrivateBancorp, Inc. (Banks)	35	778
ProAssurance Corp.* (Insurance)	49	2,264
Progress Software Corp.* (Software)	77	1,630
Prospect Capital Corp. (Investment Companies)	56	515
Prosperity Bancshares, Inc. (Banks)	56	1,670
Provident New York Bancorp (Savings & Loans)	161	1,307
PSS World Medical, Inc.* (Healthcare-Products)	84	1,555
Psychiatric Solutions, Inc.* (Healthcare-Services)	56	1,273
Quanex Building Products Corp. (Building Materials)	77	864
Quantum Corp.* (Computers)	378	314
Quest Software, Inc.* (Software)	98	1,366
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	105	525
Quidel Corp.* (Healthcare-Products)	56	815
Quiksilver, Inc.* (Apparel)	210	389
Rackspace Hosting, Inc.* (Internet)	77	1,067
Radian Group, Inc. (Insurance)	126	343
Raven Industries, Inc. (Miscellaneous Manufacturing)	35	896
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	49	1,002
RC2 Corp.* (Toys/Games/Hobbies)	28	370
RCN Corp.* (Telecommunications)	98	585
Redwood Trust, Inc. (REIT)	91	1,343
Regal-Beloit Corp. (Hand/Machine Tools)	77	3,058
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	70	1,254
Regis Corp. (Retail)	70	1,219
RehabCare Group, Inc.* (Healthcare-Services)	28	670
Renasant Corp. (Banks)	63	946
Rent-A-Center, Inc.* (Commercial Services)	84	1,498
Res-Care, Inc.* (Healthcare-Services)	70	1,001
Resources Connection, Inc.* (Commercial Services)	70	1,202
RF Micro Devices, Inc.* (Telecommunications)	308	1,158
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	49	594
Rimage Corp.* (Computers)	42	698
Riverbed Technology, Inc.* (Computers)	63	1,461
RLI Corp. (Insurance)	42	1,882
Robbins & Myers, Inc. (Machinery-Diversified)	42	809
Rock-Tenn Co.—Class A (Forest Products & Paper)	49	1,870
Rockwood Holdings, Inc.* (Chemicals)	77	1,127
Rofin-Sinar Technologies, Inc.* (Electronics)	49	980
Rollins, Inc. (Commercial Services)	63	1,091
Rosetta Resources, Inc.* (Oil & Gas)	112	980
RTI Biologics, Inc.* (Healthcare-Products)	112	480
RTI International Metals, Inc.* (Mining)	49	866
Ruby Tuesday, Inc.* (Retail)	77	513
Ruddick Corp. (Food)	70	1,640
S.Y. Bancorp, Inc. (Banks)	35	846
S1 Corp.* (Internet)	126	869
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	84	829
Sally Beauty Holdings, Inc.* (Retail)	154	979
Sanderson Farms, Inc. (Food)	28	1,260
Sandy Spring Bancorp, Inc. (Banks)	56	823
Sapient Corp.* (Internet)	140	881
Savient Pharmaceuticals, Inc.* (Biotechnology)	49	679
SAVVIS, Inc.* (Telecommunications)	63	722
ScanSource, Inc.* (Distribution/Wholesale)	49	1,201
SCBT Financial Corp. (Banks)	42	995
School Specialty, Inc.* (Retail)	56	1,132
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	28	762
Seattle Genetics, Inc.* (Biotechnology)	140	1,361
Selective Insurance Group, Inc. (Insurance)	98	1,251
Semtech Corp.* (Semiconductors)	98	1,559
Sensient Technologies Corp. (Chemicals)	77	1,738
Shenandoah Telecommunications Co. (Telecommunications)	42	852
ShoreTel, Inc.* (Telecommunications)	70	560
Shuffle Master, Inc.* (Entertainment)	91	602
Signature Bank* (Banks)	49	1,329
Silicon Graphics International Corp.* (Computers)	161	731
Simmons First National Corp.—Class A (Banks)	35	935
Simpson Manufacturing Co., Inc. (Building Materials)	63	1,362
Sinclair Broadcast Group, Inc.—Class A (Media)	280	543
Skechers U.S.A., Inc.—Class A* (Apparel)	70	684
SkyWest, Inc. (Airlines)	105	1,071
Skyworks Solutions, Inc.* (Semiconductors)	189	1,848
Smart Balance, Inc.* (Food)	112	763
Smith Corp. (Miscellaneous Manufacturing)	42	1,368
Smith Micro Software, Inc.* (Software)	70	687
Solera Holdings, Inc.* (Software)	77	1,956
Solutia, Inc.* (Chemicals)	126	726
Sonic Automotive, Inc. (Retail)	35	356
Sonic Corp.* (Retail)	126	1,264
SONICWALL, Inc.* (Internet)	175	959
SonoSite, Inc.* (Healthcare-Products)	49	983
Sonus Networks, Inc.* (Telecommunications)	343	552
Sotheby’s (Commercial Services)	42	593
Southside Bancshares, Inc. (Banks)	49	1,121
Southwest Gas Corp. (Gas)	84	1,866
Spartan Motors, Inc. (Auto Parts & Equipment)	42	476
Spartech Corp. (Chemicals)	42	386
Spherion Corp.* (Commercial Services)	91	375
SPSS, Inc.* (Software)	42	1,402
SRA International, Inc.—Class A* (Computers)	56	983
Stage Stores, Inc. (Retail)	70	777
Standard Microsystems Corp.* (Semiconductors)	56	1,145
Standard Pacific Corp.* (Home Builders)	196	398
Starent Networks Corp.* (Software)	35	854
Stein Mart, Inc.* (Retail)	42	372
StellarOne Corp. (Banks)	49	635
Stepan Co. (Chemicals)	21	927
STERIS Corp. (Healthcare-Products)	77	2,008
Sterling Bancorp (Banks)	126	1,052
Sterling Bancshares, Inc. (Banks)	154	975
Steven Madden, Ltd.* (Apparel)	35	891
Stewart Enterprises, Inc.—Class A (Commercial Services)	140	675
Stifel Financial Corp.* (Diversified Financial Services)	35	1,683
Stone Energy Corp.* (Oil & Gas)	77	571
Sun Communities, Inc. (REIT)	70	965
Sun Healthcare Group, Inc.* (Healthcare-Services)	105	886
Sunstone Hotel Investors, Inc. (REIT)	133	712
Superior Industries International, Inc. (Auto Parts & Equipment)	63	888
Susquehanna Bancshares, Inc. (Banks)	217	1,061
SVB Financial Group* (Banks)	35	953
Swift Energy Co.* (Oil & Gas)	84	1,399
Sycamore Networks, Inc.* (Telecommunications)	315	986
Sykes Enterprises, Inc.* (Computers)	63	1,140
Symmetry Medical, Inc.* (Healthcare-Products)	84	783
Symyx Technologies, Inc.* (Chemicals)	70	410
Syniverse Holdings, Inc.* (Telecommunications)	77	1,234
SYNNEX Corp.* (Software)	35	875
Take-Two Interactive Software, Inc. (Software)	91	862
Taleo Corp.—Class A* (Software)	49	895
Tanger Factory Outlet Centers, Inc. (REIT)	49	1,589
TD Ameritrade Holding Corp.* (Diversified Financial Services)	30	526
Technitrol, Inc. (Electronics)	70	453

See accompanying notes to the financial statements.
19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Tekelec* (Telecommunications)	98	$1,649
Teledyne Technologies, Inc.* (Aerospace/Defense)	49	1,605
TeleTech Holdings, Inc.* (Commercial Services)	49	742
Tempur-Pedic International, Inc. (Home Furnishings)	84	1,098
Tennant Co. (Machinery-Diversified)	49	901
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	70	742
Terremark Worldwide, Inc.* (Internet)	126	728
Tessera Technologies, Inc.* (Semiconductors)	56	1,416
Tetra Tech, Inc.* (Environmental Control)	70	2,005
TETRA Technologies, Inc.* (Oil & Gas Services)	140	1,114
Texas Capital Bancshares, Inc.* (Banks)	77	1,191
Texas Roadhouse, Inc.—Class A* (Retail)	84	916
The Andersons, Inc. (Agriculture)	28	838
The Buckle, Inc. (Retail)	35	1,112
The Cato Corp.—Class A (Retail)	56	977
The Children’s Place Retail Stores, Inc.* (Retail)	35	925
The Corporate Executive Board Co. (Commercial Services)	56	1,163
The Geo Group, Inc.* (Commercial Services)	70	1,301
The Gymboree Corp.* (Apparel)	35	1,242
The Hain Celestial Group, Inc.* (Food)	70	1,093
The Men’s Wearhouse, Inc. (Retail)	77	1,477
The Pantry, Inc.* (Retail)	35	581
The Pep Boys-Manny, Moe & Jack (Retail)	77	781
The Phoenix Cos., Inc. (Insurance)	175	292
The Ryland Group, Inc. (Home Builders)	56	941
The Timberland Co.—Class A* (Apparel)	84	1,115
The Ultimate Software Group, Inc.* (Software)	42	1,018
The Warnaco Group, Inc.* (Apparel)	56	1,814
The Wet Seal, Inc.—Class A* (Retail)	203	623
Theravance, Inc.* (Pharmaceuticals)	70	1,025
Thoratec Corp.* (Healthcare-Products)	70	1,875
THQ, Inc.* (Software)	105	752
Tibco Software, Inc.* (Internet)	245	1,757
Ticketmaster Entertainment, Inc.* (Commercial Services)	77	494
Titan International, Inc. (Auto Parts & Equipment)	77	575
TiVo, Inc.* (Home Furnishings)	126	1,320
TNS, Inc.* (Commercial Services)	35	656
Tower Group, Inc. (Insurance)	56	1,388
Tractor Supply Co.* (Retail)	42	1,735
TradeStation Group, Inc.* (Diversified Financial Services)	126	1,066
Tredegar Corp. (Miscellaneous Manufacturing)	70	932
TreeHouse Foods, Inc.* (Food)	42	1,208
TriQuint Semiconductor, Inc.* (Semiconductors)	203	1,078
Triumph Group, Inc. (Aerospace/Defense)	28	1,120
True Religion Apparel, Inc.* (Apparel)	42	937
TrueBlue, Inc.* (Commercial Services)	119	1,000
TrustCo Bank Corp. NY (Banks)	196	1,158
Trustmark Corp. (Banks)	77	1,488
TTM Technologies, Inc.* (Electronics)	105	836
Tupperware Corp. (Household Products/Wares)	70	1,821
Tutor Perini Corp.* (Engineering & Construction)	35	608
Tyler Technologies, Inc.* (Computers)	77	1,203
UAL Corp.* (Airlines)	210	670
UIL Holdings Corp. (Electric)	63	1,414
UMB Financial Corp. (Banks)	49	1,862
Umpqua Holdings Corp. (Banks)	98	760
Union Bankshares Corp. (Banks)	35	524
Unisource Energy Corp. (Electric)	56	1,486
Unisys Corp.* (Computers)	469	708
United Fire & Casualty Co. (Insurance)	56	960
United Natural Foods, Inc.* (Food)	56	1,470
United Online, Inc. (Internet)	147	957
United Rentals, Inc.* (Commercial Services)	126	818
United Stationers, Inc.* (Distribution/Wholesale)	35	1,221
Universal Forest Products, Inc. (Building Materials)	35	1,158
Universal Health Realty Income Trust (REIT)	49	1,544
US Airways Group, Inc.* (Airlines)	259	629
USEC, Inc.* (Mining)	161	857
VAALCO Energy, Inc.* (Oil & Gas)	161	681
Valassis Communications, Inc.* (Commercial Services)	70	428
ValueClick, Inc.* (Internet)	126	1,326
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	28	330
Varian, Inc.* (Electronics)	42	1,656
Veeco Instruments, Inc.* (Semiconductors)	63	730
VeriFone Holdings, Inc.* (Software)	105	789
ViaSat, Inc.* (Telecommunications)	42	1,077
Vignette Corp.* (Internet)	49	644
ViroPharma, Inc.* (Pharmaceuticals)	119	706
VistaPrint, Ltd.* (Commercial Services)	42	1,791
VIVUS, Inc.* (Healthcare-Products)	119	724
Vocus, Inc.* (Internet)	35	692
Volcano Corp.* (Healthcare-Products)	70	979
W&T Offshore, Inc. (Oil & Gas)	98	955
W.R. Grace & Co.* (Chemicals)	91	1,126
Walter Investment Management Corp.* (REIT)	21	279
Washington REIT (REIT)	77	1,722
Washington Trust Bancorp, Inc. (Banks)	49	874
Watsco, Inc. (Distribution/Wholesale)	21	1,028
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	49	1,839
Watts Water Technologies, Inc.—Class A (Electronics)	56	1,206
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	119	800
WD-40 Co. (Household Products/Wares)	42	1,218
Websense, Inc.* (Internet)	70	1,249
Webster Financial Corp. (Banks)	105	845
WellCare Health Plans, Inc.* (Healthcare-Services)	49	906
Werner Enterprises, Inc. (Transportation)	70	1,268
WesBanco, Inc. (Banks)	63	916
West Pharmaceutical Services, Inc. (Healthcare-Products)	56	1,952
Westamerica Bancorp (Banks)	35	1,736
Westfield Financial, Inc. (Banks)	133	1,205
Weyco Group, Inc. (Apparel)	28	647
WGL Holdings, Inc. (Gas)	70	2,241
Willbros Group, Inc.* (Oil & Gas Services)	77	963
Winn-Dixie Stores, Inc.* (Food)	84	1,053
Wintrust Financial Corp. (Banks)	49	788
Wolverine World Wide, Inc. (Apparel)	84	1,853
Woodward Governor Co. (Electronics)	77	1,525
World Acceptance Corp.* (Diversified Financial Services)	28	557
World Fuel Services Corp. (Retail)	42	1,732
World Wrestling Entertainment, Inc. (Entertainment)	77	967
Worthington Industries, Inc. (Metal Fabricate/Hardware)	91	1,164
Wright Express Corp.* (Commercial Services)	56	1,426
Wright Medical Group, Inc.* (Healthcare-Products)	70	1,138
XenoPort, Inc.* (Pharmaceuticals)	49	1,135
Zenith National Insurance Corp. (Insurance)	70	1,522
Zep, Inc. (Chemicals)	42	506
Zoll Medical Corp.* (Healthcare-Products)	49	948
Zoran Corp.* (Semiconductors)	84	916

TOTAL COMMON STOCKS
(Cost $705,806)		814,180

See accompanying notes to the financial statements.
20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2009
(unaudited)

Repurchase Agreements (74.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $923,000 (Collateralized by $918,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $941,515)	$923,000	$923,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $268,000 (Collateralized by $280,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $282,042)	268,000	268,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,313,000 (Collateralized by $1,251,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,340,535)	1,313,000	1,313,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $13,000 (Collateralized by $14,000 of various U.S. Government Agency Obligations, 1.38%–4.13%, 4/28/11–9/27/13, market value $14,122)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,517,000)		2,517,000

TOTAL INVESTMENT SECURITIES
(Cost $3,222,806)—98.6%		3,331,180
Net other assets (liabilities)—1.4%		47,630

NET ASSETS—100.0%		$3,378,810

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $250,000.

Futures Contracts Purchased
		Unrealized Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,012,000)	20	$10,791

Swap Agreements
	Notional Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,579,020	$(7,144)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.1%
Agriculture	NM
Airlines	0.1%
Apparel	0.6%
Auto Manufacturers	NM
Auto Parts & Equipment	NM
Banks	1.5%
Biotechnology	0.5%
Building Materials	0.2%
Chemicals	0.5%
Coal	NM
Commercial Services	1.9%
Computers	0.7%
Cosmetics/Personal Care	NM
Distribution/Wholesale	0.2%
Diversified Financial Services	0.3%
Electric	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.9%
Energy-Alternate Sources	NM
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	0.5%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.3%
Healthcare-Products	1.0%
Healthcare-Services	0.4%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	NM
Insurance	1.1%
Internet	0.8%
Investment Companies	0.1%
Leisure Time	NM
Lodging	NM
Machinery-Construction & Mining	NM
Machinery-Diversified	0.2%
Media	NM
Metal Fabricate/Hardware	0.1%
Mining	NM
Miscellaneous Manufacturing	0.7%
Office Furnishings	NM
Oil & Gas	0.6%
Oil & Gas Services	0.3%
Packaging & Containers	NM
Pharmaceuticals	0.7%
REIT	1.9%
Real Estate	NM
Retail	1.1%
Savings & Loans	0.2%
Semiconductors	0.6%
Software	1.2%
Storage/Warehousing	NM
Telecommunications	1.0%
Toys/Games/Hobbies	NM
Transportation	0.6%
Trucking & Leasing	NM
Water	0.2%
Other**	75.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.
21

PROFUNDS VP
ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$3,222,806

Securities, at value	814,180
Repurchase agreements, at value	2,517,000

Total Investment Securities, at value	3,331,180
Cash	1,204
Segregated cash balances with brokers for futures contracts	81,000
Dividends and interest receivable	926
Receivable for capital shares issued	3,822
Receivable for investments sold	2,037
Prepaid expenses	66

Total Assets	3,420,235

Liabilities:
Payable for capital shares redeemed	21,083
Unrealized loss on swap agreements	7,144
Variation margin on futures contracts	5,000
Advisory fees payable	688
Management services fees payable	92
Administration fees payable	124
Administrative services fees payable	2,442
Distribution fees payable	2,386
Transfer agency fees payable	197
Fund accounting fees payable	249
Compliance services fees payable	82
Other accrued expenses	1,938

Total Liabilities	41,425

Net Assets	$3,378,810

Net Assets consist of:
Capital	$2,588,439
Accumulated net investment income (loss)	(22,717)
Accumulated net realized gains (losses) on investments	701,067
Net unrealized appreciation (depreciation) on investments	112,021

Net Assets	$3,378,810

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	187,638

Net Asset Value (offering and redemption price per share)	$18.01

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$9,757
Interest	1,588

Total Investment Income	11,345

Expenses:
Advisory fees	14,261
Management services fees	1,901
Administration fees	848
Transfer agency fees	1,287
Administrative services fees	4,428
Distribution fees	4,754
Custody fees	4,494
Fund accounting fees	3,997
Trustee fees	30
Compliance services fees	29
Other fees	3,741

Total Gross Expenses before reductions	39,770
Less Expenses reduced by the Advisor	(5,708)

Total Net Expenses	34,062

Net Investment Income (Loss)	(22,717)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	289,545
Net realized gains (losses) on futures contracts	(248,993)
Net realized gains (losses) on swap agreements	519,033
Change in net unrealized appreciation/depreciation on investments	(223,417)

Net Realized and Unrealized Gains (Losses) on Investments	336,168

Change in Net Assets Resulting from Operations	$313,451

See accompanying notes to the financial statements.
22

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(22,717)	$(147,324)
Net realized gains (losses) on investments	559,585	946,642
Change in net unrealized appreciation/depreciation on investments	(223,417)	(5,740,525)

Change in net assets resulting from operations	313,451	(4,941,207)

Distributions to Shareholders From:
Net investment income	—	(145,273)
Net realized gains on investments	—	(5,293,282)

Change in net assets resulting from distributions	—	(5,438,555)

Capital Transactions:
Proceeds from shares issued	92,654,771	57,258,918
Dividends reinvested	—	5,438,555
Value of shares redeemed	(92,404,155)	(118,028,326)

Change in net assets resulting from capital transactions	250,616	(55,330,853)

Change in net assets	564,067	(65,710,615)
Net Assets:
Beginning of period	2,814,743	68,525,358

End of period	$3,378,810	$2,814,743

Accumulated net investment income (loss)	$(22,717)	$—

Share Transactions:
Issued	5,574,216	2,612,478
Reinvested	—	209,578
Redeemed	(5,545,173)	(4,894,957)

Change in shares	29,043	(2,072,901)

See accompanying notes to the financial statements.
23

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$17.75		$30.71	$37.24	$32.95	$35.93	$31.62

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.10)	0.06	0.17	— (b)	(0.14)
Net realized and unrealized gains (losses) on investments	0.36		(9.82)	(0.82)	4.65	1.04	5.37

Total income (loss) from investment activities	0.26		(9.92)	(0.76)	4.82	1.04	5.23

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.28)	—	—	—
Net realized gains on investments	—		(2.96)	(5.49)	(0.53)	(4.02)	(0.92)

Total distributions	—		(3.04)	(5.77)	(0.53)	(4.02)	(0.92)

Net Asset Value, End of Period	$18.01		$17.75	$30.71	$37.24	$32.95	$35.93

Total Return	1.46	%(c)	(35.44)%	(2.21)%	14.75%	2.81%	16.74%
Ratios to Average Net Assets:
Gross expenses(d)	2.09%		1.65%	1.61%	1.59%	1.60%	1.61%
Net expenses(d)	1.79%		1.62%	1.56%	1.55%	1.60%	1.61%
Net investment income (loss)(d)	(1.19)%		(0.37)%	0.15%	0.47%	(0.01)%	(0.44)%
Supplemental Data:
Net assets, end of period (000’s)	$3,379		$2,815	$68,525	$119,948	$117,108	$147,828
Portfolio turnover rate(e)	487	%(c)	69%	40%	53%	67%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
24

PROFUNDS VP
ProFund VP NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	75%
Swap agreements	25%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	10.0%
Qualcomm, Inc.	5.1%
Microsoft Corp.	4.1%
Google, Inc.—Class A	3.5%
Oracle Corp.	2.5%

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	27%
Consumer Non-Cyclical	19%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	June 30, 2009
(unaudited)

Common Stocks (74.6%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	27,744	$350,407
Adobe Systems, Inc.* (Software)	12,384	350,467
Akamai Technologies, Inc.* (Internet)	3,936	75,492
Altera Corp. (Semiconductors)	9,984	162,540
Amazon.com, Inc.* (Internet)	6,816	570,227
Amgen, Inc.* (Biotechnology)	11,424	604,787
Apollo Group, Inc.—Class A* (Commercial Services)	3,936	279,928
Apple Computer, Inc.* (Computers)	30,144	4,293,410
Applied Materials, Inc. (Semiconductors)	16,608	182,190
Autodesk, Inc.* (Software)	5,664	107,503
Automatic Data Processing, Inc. (Software)	8,544	302,799
Baidu, Inc.ADR* (Internet)	576	173,428
Bed Bath & Beyond, Inc.* (Retail)	8,448	259,776
Biogen Idec, Inc.* (Biotechnology)	7,584	342,418
Broadcom Corp.—Class A* (Semiconductors)	9,408	233,224
C.H. Robinson Worldwide, Inc. (Transportation)	4,032	210,269
CA, Inc. (Software)	12,000	209,160
Celgene Corp.* (Biotechnology)	11,040	528,154
Cephalon, Inc.* (Pharmaceuticals)	1,728	97,891
Check Point Software Technologies, Ltd.* (Internet)	4,992	117,162
Cintas Corp. (Textiles)	4,416	100,861
Cisco Systems, Inc.* (Telecommunications)	49,920	930,509
Citrix Systems, Inc.* (Software)	5,184	165,318
Cognizant Technology Solutions Corp.* (Computers)	6,816	181,987
Comcast Corp.—Special Class A (Media)	34,944	506,339
Costco Wholesale Corp. (Retail)	5,472	250,070
Dell, Inc.* (Computers)	17,376	238,572
DENTSPLY International, Inc. (Healthcare-Products)	3,360	102,547
DIRECTV Group, Inc.* (Media)	17,760	438,850
DISH Network Corp.—Class A* (Media)	5,184	84,033
eBay, Inc.* (Internet)	23,232	397,964
Electronic Arts, Inc.* (Software)	7,872	170,980
Expedia, Inc.* (Internet)	6,816	102,990
Expeditors International of Washington, Inc. (Transportation)	4,992	166,433
Express Scripts, Inc.* (Pharmaceuticals)	5,280	363,000
Fastenal Co. (Distribution/Wholesale)	3,360	111,451
First Solar, Inc.* (Energy-Alternate Sources)	1,728	280,143
Fiserv, Inc.* (Software)	4,704	214,973
Flextronics International, Ltd.* (Electronics)	21,216	87,198
FLIR Systems, Inc.* (Electronics)	3,744	84,465
Foster Wheeler AG* (Engineering & Construction)	3,168	75,240
Garmin, Ltd. (Electronics)	4,416	105,189
Genzyme Corp.* (Biotechnology)	8,160	454,267
Gilead Sciences, Inc.* (Pharmaceuticals)	21,600	1,011,744
Google, Inc.—Class A* (Internet)	3,552	1,497,488
Hansen Natural Corp.* (Beverages)	2,112	65,092
Henry Schein, Inc.* (Healthcare-Products)	2,112	101,270
Hologic, Inc.* (Healthcare-Products)	6,528	92,893
IAC/InterActiveCorp* (Internet)	3,744	60,091
Illumina, Inc.* (Biotechnology)	2,880	112,147
Infosys Technologies, Ltd.ADR (Software)	2,688	98,865
Intel Corp. (Semiconductors)	47,328	783,278
Intuit, Inc.* (Software)	9,792	275,743
Intuitive Surgical, Inc.* (Healthcare-Products)	864	141,402
J.B. Hunt Transport Services, Inc. (Transportation)	2,976	90,857
Joy Global, Inc. (Machinery-Construction & Mining)	2,400	85,728
Juniper Networks, Inc.* (Telecommunications)	8,256	194,842
KLA -Tencor Corp. (Semiconductors)	4,896	123,624
Lam Research Corp.* (Semiconductors)	3,072	79,872
Liberty Global, Inc.—Class A* (Media)	3,456	54,916
Liberty Media Holding Corp.—Interactive Series A* (Internet)	13,152	65,892
Life Technologies Corp.* (Biotechnology)	4,224	176,225
Linear Technology Corp. (Semiconductors)	7,104	165,878
Logitech International S.A.ADR* (Computers)	4,128	57,792
Macrovision Solutions Corp.* (Entertainment)	108	2,355
Marvell Technology Group, Ltd.* (Semiconductors)	14,304	166,499
Maxim Integrated Products, Inc. (Semiconductors)	7,200	112,968
Microchip Technology, Inc. (Semiconductors)	3,648	82,262
Microsoft Corp. (Software)	74,112	1,761,642
Millicom International Cellular S.A.* (Telecommunications)	2,496	140,425
NetApp, Inc.* (Computers)	8,352	164,701
News Corp.—Class A (Media)	34,368	313,092
NII Holdings, Inc.—Class B* (Telecommunications)	3,840	73,229
NVIDIA Corp.* (Semiconductors)	12,960	146,318
O’Reilly Automotive, Inc.* (Retail)	3,264	124,293
Oracle Corp. (Software)	50,304	1,077,512
PACCAR, Inc. (Auto Manufacturers)	9,792	318,338
Patterson Cos., Inc.* (Healthcare-Products)	2,784	60,413
Paychex, Inc. (Commercial Services)	8,256	208,051
Pharmaceutical Product Development, Inc. (Commercial Services)	2,688	62,415

See accompanying notes to the financial statements.

25

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Qualcomm, Inc. (Telecommunications)	48,288	$2,182,618
Research In Motion, Ltd.* (Computers)	13,728	975,374
Ross Stores, Inc. (Retail)	3,072	118,579
Ryanair Holdings PLCADR* (Airlines)	2,784	79,038
Seagate Technology (Computers)	11,808	123,512
Sears Holdings Corp.* (Retail)	2,976	197,964
Sigma-Aldrich Corp. (Chemicals)	2,784	137,975
Staples, Inc. (Retail)	11,616	234,295
Starbucks Corp.* (Retail)	24,768	344,028
Steel Dynamics, Inc. (Iron/Steel)	4,512	66,462
Stericycle, Inc.* (Environmental Control)	2,112	108,831
Sun Microsystems, Inc.* (Computers)	7,872	72,580
Symantec Corp.* (Internet)	20,736	322,652
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	17,376	857,332
Urban Outfitters, Inc.* (Retail)	3,936	82,144
VeriSign, Inc.* (Internet)	4,320	79,834
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,320	153,965
Warner Chilcott, Ltd.* (Pharmaceuticals)	6,048	79,531
Wynn Resorts, Ltd.* (Lodging)	3,168	111,830
Xilinx, Inc. (Semiconductors)	8,736	178,739
Yahoo!, Inc.* (Internet)	16,224	254,068

TOTAL COMMON STOCKS
(Cost $19,906,564)		31,976,114

Repurchase Agreements (22.0%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $3,459,000 (Collateralized by $3,442,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $3,528,375)	$3,459,000	3,459,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,007,001 (Collateralized by $1,025,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $1,032,475)	1,007,000	1,007,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,914,001 (Collateralized by $4,679,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $5,013,880)	4,914,000	4,914,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $49,000 (Collateralized by $52,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $52,203)	49,000	49,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,429,000)		9,429,000

TOTAL INVESTMENT SECURITIES
(Cost $29,335,564)—96.6%		41,405,114
Net other assets (liabilities)—3.4%		1,468,424

NET ASSETS—100.0%		$42,873,538

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $1,600,000.

ADR	American Depositary Receipt

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$5,377,749	$(24,058)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	5,574,913	(17,291)

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Airlines	0.2%
Auto Manufacturers	0.7%
Beverages	0.2%
Biotechnology	5.6%
Chemicals	0.3%
Commercial Services	1.3%
Computers	14.3%
Distribution/Wholesale	0.3%
Electronics	0.6%
Energy-Alternate Sources	0.7%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.3%
Healthcare-Products	1.0%
Internet	8.7%
Iron/Steel	0.2%
Lodging	0.3%
Machinery-Construction & Mining	0.2%
Media	3.2%
Pharmaceuticals	5.6%
Retail	3.8%
Semiconductors	5.6%
Software	11.7%
Telecommunications	8.3%
Textiles	0.2%
Transportation	1.1%
Other**	25.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP NASDAQ-100
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$29,335,564

Securities, at value	31,976,114
Repurchase agreements, at value	9,429,000

Total Investment Securities, at value	41,405,114
Cash	926
Dividends and interest receivable	4,291
Receivable for capital shares issued	1,678,829
Prepaid expenses	265

Total Assets	43,089,425

Liabilities:
Payable for capital shares redeemed	106,478
Unrealized loss on swap agreements	41,349
Advisory fees payable	20,226
Management services fees payable	2,697
Administration fees payable	1,265
Administrative services fees payable	13,049
Distribution fees payable	10,495
Trustee fees payable	2
Transfer agency fees payable	2,013
Fund accounting fees payable	2,544
Compliance services fees payable	860
Other accrued expenses	14,909

Total Liabilities	215,887

Net Assets	$42,873,538

Net Assets consist of:
Capital	$62,777,731
Accumulated net investment income (loss)	(185,403)
Accumulated net realized gains (losses) on investments	(31,746,991)
Net unrealized appreciation (depreciation) on investments	12,028,201

Net Assets	$42,873,538

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,294,933

Net Asset Value (offering and redemption price per share)	$13.01

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$87,930
Interest	5,099

Total Investment Income	93,029

Expenses:
Advisory fees	126,609
Management services fees	16,881
Administration fees	6,534
Transfer agency fees	10,123
Administrative services fees	56,451
Distribution fees	42,203
Custody fees	4,174
Fund accounting fees	13,511
Trustee fees	220
Compliance services fees	334
Other fees	24,958

Total Gross Expenses before reductions	301,998
Less Expenses reduced by the Advisor	(23,566)

Total Net Expenses	278,432

Net Investment Income (Loss)	(185,403)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,896,043
Net realized gains (losses) on futures contracts	12,368
Net realized gains (losses) on swap agreements	2,703,938
Change in net unrealized appreciation/depreciation on investments	4,172,945

Net Realized and Unrealized Gains (Losses) on Investments	8,785,294

Change in Net Assets Resulting from Operations	$8,599,891

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(185,403)	$(503,078)
Net realized gains (losses) on investments	4,612,349	669,075
Change in net unrealized appreciation/depreciation on investments	4,172,945	(25,584,760)

Change in net assets resulting from operations	8,599,891	(25,418,763)

Capital Transactions:
Proceeds from shares issued	111,308,119	278,242,532
Value of shares redeemed	(99,357,419)	(340,447,825)

Change in net assets resulting from capital transactions	11,950,700	(62,205,293)

Change in net assets	20,550,591	(87,624,056)
Net Assets:
Beginning of period	22,322,947	109,947,003

End of period	$42,873,538	$22,322,947

Accumulated net investment income (loss)	$(185,403)	$—

Share Transactions:
Issued	9,984,025	18,750,018
Redeemed	(8,772,732)	(22,570,041)

Change in shares	1,211,293	(3,820,023)

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$10.71		$18.62	$15.83	$15.01	$16.45	$15.79

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.16)	(0.12)	(0.16)	(0.18)	(0.12)
Net realized and unrealized gains (losses) on investments	2.36		(7.75)	2.91	0.98	0.18	1.42

Total income (loss) from investment activities	2.30		(7.91)	2.79	0.82	—	1.30

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	(1.44)	(0.64)

Net Asset Value, End of Period	$13.01		$10.71	$18.62	$15.83	$15.01	$16.45

Total Return	21.48	%(b)	(42.48)%	17.62%	5.46%	0.18%	8.53%
Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.76%	1.69%	1.73%	1.84%	1.87%
Net expenses(c)	1.65%		1.63%	1.63%	1.70%	1.84%	1.87%
Net investment income (loss)(c)	(1.10)%		(1.02)%	(0.68)%	(1.05)%	(1.21)%	(0.75)%
Supplemental Data:
Net assets, end of period (000’s)	$42,874		$22,323	$109,947	$73,789	$90,330	$157,144
Portfolio turnover rate(d)	189	%(b)	470%	336%	258%	387%	540%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Atmos Energy Corp.	1.4%
Senior Housing Properties Trust	1.2%
New Jersey Resources Corp.	1.0%
Rock-Tenn Co.—Class A	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value
Index - Composition
% of Index

Financial	23%
Industrial	19%
Consumer Non-Cyclical	16%
Consumer Cyclical	15%
Technology	9%
Utilities	9%
Basic Materials	4%
Communications	4%
Energy	1%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (100.2%)
	Shares	Value

ABM Industries, Inc. (Commercial Services)	4,956	$89,555
Acadia Realty Trust (REIT)	4,425	57,746
Actel Corp.* (Semiconductors)	1,770	18,992
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,124	59,578
Adaptec, Inc.* (Telecommunications)	13,452	35,648
Administaff, Inc. (Commercial Services)	2,478	57,663
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,540	31,825
Agilysys, Inc. (Computers)	2,478	11,597
Albany International Corp.—Class A (Machinery-Diversified)	3,009	34,242
Align Technology, Inc.* (Healthcare-Products)	4,248	45,029
ALLETE, Inc. (Electric)	3,009	86,509
Alliance One International, Inc.* (Agriculture)	9,735	36,993
Almost Family, Inc.* (Healthcare-Services)	177	4,621
AMCOL International Corp. (Mining)	885	19,098
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,071	64,322
American Public Education, Inc.* (Commercial Services)	531	21,033
American States Water Co. (Water)	1,947	67,444
American Vanguard Corp. (Chemicals)	531	6,000
AMERIGROUP Corp.* (Healthcare-Services)	5,841	156,831
AMN Healthcare Services, Inc.* (Commercial Services)	1,239	7,905
Analogic Corp. (Electronics)	1,416	52,321
Anixter International, Inc.* (Telecommunications)	1,416	53,227
Apogee Enterprises, Inc. (Building Materials)	3,009	37,011
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,071	80,199
Applied Signal Technology, Inc. (Telecommunications)	531	13,546
Arbitron, Inc. (Commercial Services)	1,593	25,313
Arch Chemicals, Inc. (Chemicals)	2,832	69,639
Arctic Cat, Inc. (Leisure Time)	1,239	5,006
Arkansas Best Corp. (Transportation)	2,832	74,623
ArQule, Inc.* (Biotechnology)	2,124	13,041
Arris Group, Inc.* (Telecommunications)	4,956	60,265
ATC Technology Corp.* (Auto Parts & Equipment)	1,239	17,965
Atmos Energy Corp. (Gas)	10,089	252,629
Atwood Oceanics, Inc.* (Oil & Gas)	2,655	66,136
Audiovox Corp.—Class A* (Telecommunications)	2,124	12,447
Avid Technology, Inc.* (Software)	3,363	45,098
Avista Corp. (Electric)	6,018	107,181
AZZ, Inc.* (Miscellaneous Manufacturing)	708	24,362
Badger Meter, Inc. (Electronics)	708	29,028
Baldor Electric Co. (Hand/Machine Tools)	5,133	122,114
Bank Mutual Corp. (Banks)	5,133	44,760
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,602	54,718
Belden, Inc. (Electrical Components & Equipment)	5,133	85,721
Benchmark Electronics, Inc.* (Electronics)	3,363	48,427
Big 5 Sporting Goods Corp. (Retail)	2,301	25,449
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	354	11,190
BioMed Realty Trust, Inc. (REIT)	10,620	108,643
Black Box Corp. (Telecommunications)	1,947	65,166
Blue Coat Systems, Inc.* (Internet)	2,655	43,914
Blue Nile, Inc.* (Internet)	708	30,437
Boston Private Financial Holdings, Inc. (Banks)	7,080	31,718
Bowne & Co., Inc. (Commercial Services)	3,009	19,589
Brady Corp.—Class A (Electronics)	2,124	53,355
Briggs & Stratton Corp. (Machinery-Diversified)	5,487	73,197
Brightpoint, Inc.* (Distribution/Wholesale)	5,664	35,513
Bristow Group, Inc.* (Transportation)	1,770	52,445
Brookline Bancorp, Inc. (Savings & Loans)	6,549	61,037
Brooks Automation, Inc.* (Semiconductors)	3,717	16,652
Brown Shoe Co., Inc. (Retail)	4,779	34,600
Brunswick Corp. (Leisure Time)	9,735	42,055
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,248	19,074
Buffalo Wild Wings, Inc.* (Retail)	1,239	40,292
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,832	5,664
Cabela’s, Inc.* (Retail)	4,425	54,427
Cabot Microelectronics Corp.* (Chemicals)	1,239	35,051
Cal-Maine Foods, Inc. (Food)	708	17,672
Calgon Carbon Corp.* (Environmental Control)	3,894	54,088
California Pizza Kitchen, Inc.* (Retail)	1,416	18,819

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Cambrex Corp.* (Biotechnology)	1,062	$4,375
Cascade Corp. (Machinery-Diversified)	354	5,568
Casey’s General Stores, Inc. (Retail)	2,301	59,113
Cash America International, Inc. (Retail)	1,416	33,120
CDI Corp. (Commercial Services)	1,416	15,788
Cedar Shopping Centers, Inc. (REIT)	4,956	22,401
Centene Corp.* (Healthcare-Services)	4,779	95,484
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,611	74,968
Central Pacific Financial Corp. (Banks)	3,186	11,947
Central Vermont Public Service Corp. (Electric)	1,239	22,426
Century Aluminum Co.* (Mining)	6,195	38,595
CH Energy Group, Inc. (Electric)	1,770	82,659
Charlotte Russe Holding, Inc.* (Retail)	2,301	29,637
Checkpoint Systems, Inc.* (Electronics)	4,248	66,651
Christopher & Banks Corp. (Retail)	3,894	26,129
Ciber, Inc.* (Computers)	6,726	20,851
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,062	25,074
CKE Restaurants, Inc. (Retail)	2,478	21,013
Clarcor, Inc. (Miscellaneous Manufacturing)	2,655	77,499
Clearwater Paper Corp.* (Forest Products & Paper)	531	13,429
Cognex Corp. (Machinery-Diversified)	2,301	32,513
Cohu, Inc. (Semiconductors)	1,062	9,537
Colonial Properties Trust (REIT)	5,310	39,294
Columbia Banking System, Inc. (Banks)	1,947	19,918
Community Bank System, Inc. (Banks)	3,540	51,542
Computer Programs & Systems, Inc. (Software)	177	6,781
comScore, Inc.* (Internet)	1,062	14,146
CONMED Corp.* (Healthcare-Products)	1,947	30,217
Consolidated Graphics, Inc.* (Commercial Services)	1,239	21,583
Cooper Cos., Inc. (Healthcare-Products)	2,478	61,281
CorVel Corp.* (Commercial Services)	354	8,061
Cross Country Healthcare, Inc.* (Commercial Services)	3,363	23,104
CryoLife, Inc.* (Biotechnology)	2,301	12,748
CSG Systems International, Inc.* (Software)	1,770	23,435
CTS Corp. (Electronics)	3,717	24,346
Cubic Corp. (Electronics)	885	31,674
Cyberonics, Inc.* (Healthcare-Products)	1,770	29,435
Cypress Semiconductor Corp.* (Semiconductors)	15,753	144,928
Delphi Financial Group, Inc.—Class A (Insurance)	4,779	92,856
DiamondRock Hospitality Co. (REIT)	11,859	74,237
Digi International, Inc.* (Software)	1,062	10,354
Dime Community Bancshares, Inc. (Savings & Loans)	2,832	25,800
DineEquity, Inc. (Retail)	1,770	55,206
DSP Group, Inc.* (Semiconductors)	2,478	16,751
DTS, Inc.* (Home Furnishings)	1,239	33,540
E.W. Scripps Co. (Media)	3,186	6,659
EastGroup Properties, Inc. (REIT)	2,832	93,513
Eclipsys Corp.* (Software)	4,071	72,382
El Paso Electric Co.* (Electric)	2,832	39,535
EMCOR Group, Inc.* (Engineering & Construction)	7,257	146,011
EMS Technologies, Inc.* (Telecommunications)	1,239	25,895
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,124	38,253
Entertainment Properties Trust (REIT)	3,894	80,216
Enzo Biochem, Inc.* (Biotechnology)	2,655	11,762
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,593	71,366
Esterline Technologies Corp.* (Aerospace/Defense)	1,770	47,914
Ethan Allen Interiors, Inc. (Home Furnishings)	3,186	33,007
Exar Corp.* (Semiconductors)	2,832	20,362
Extra Space Storage, Inc. (REIT)	9,558	79,809
FairPoint Communications, Inc. (Telecommunications)	9,912	5,947
FEI Co.* (Electronics)	2,655	60,799
Financial Federal Corp. (Diversified Financial Services)	2,832	58,198
First BanCorp (Banks)	3,894	15,381
First Commonwealth Financial Corp. (Banks)	8,319	52,742
First Financial Bancorp (Banks)	4,602	34,607
First Financial Bankshares, Inc. (Banks)	1,062	53,482
First Midwest Bancorp, Inc. (Banks)	5,310	38,816
Forestar Group, Inc.* (Real Estate)	3,894	46,261
Forrester Research, Inc.* (Commercial Services)	708	17,381
Franklin Street Properties Corp. (REIT)	6,549	86,774
Fred’s, Inc. (Retail)	4,425	55,755
Frontier Financial Corp. (Banks)	5,133	6,211
Fuller (H.B.) Co. (Chemicals)	5,310	99,722
G & K Services, Inc. (Textiles)	2,124	44,923
GenCorp, Inc.* (Aerospace/Defense)	5,487	10,480
General Communication, Inc.—Class A* (Telecommunications)	2,655	18,399
Genesco, Inc.* (Retail)	885	16,647
Genoptix, Inc.* (Healthcare-Services)	531	16,987
Gentiva Health Services, Inc.* (Healthcare-Services)	1,770	29,134
Gerber Scientific, Inc.* (Machinery-Diversified)	2,655	6,637
Gibraltar Industries, Inc. (Iron/Steel)	3,009	20,672
Glacier Bancorp, Inc. (Banks)	3,186	47,057
Greatbatch, Inc.* (Electrical Components & Equipment)	1,416	32,016
Griffon Corp.* (Miscellaneous Manufacturing)	5,310	44,179
Group 1 Automotive, Inc. (Retail)	2,655	69,083
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,593	25,217
Haemonetics Corp.* (Healthcare-Products)	1,416	80,712
Hancock Holding Co. (Banks)	1,239	40,255
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,301	31,271
Hanmi Financial Corp. (Banks)	2,301	4,027
Harmonic, Inc.* (Telecommunications)	10,620	62,552
Haverty Furniture Cos., Inc. (Retail)	2,124	19,435
Healthcare Services Group, Inc. (Commercial Services)	2,478	44,307
HealthSpring, Inc.* (Healthcare-Services)	2,478	26,911
Heidrick & Struggles International, Inc. (Commercial Services)	531	9,691
Helen of Troy, Ltd.* (Household Products/Wares)	2,478	41,606
Hillenbrand, Inc. (Commercial Services)	6,726	111,921
HMS Holdings Corp.* (Commercial Services)	1,416	57,659
Holly Corp. (Oil & Gas)	1,062	19,095
Home Bancshares, Inc. (Banks)	531	10,110
Home Properties, Inc. (REIT)	3,540	120,714
Hot Topic, Inc.* (Retail)	1,770	12,939
Hub Group, Inc.—Class A* (Transportation)	1,947	40,186
Hutchinson Technology, Inc.* (Computers)	2,655	5,177
Iconix Brand Group, Inc.* (Apparel)	3,894	59,890
Independent Bank Corp./MA (Banks)	1,416	27,895
Independent Bank Corp./MI (Banks)	2,124	2,804
Infinity Property & Casualty Corp. (Insurance)	708	25,814
Informatica Corp.* (Software)	5,664	97,364
Inland Real Estate Corp. (REIT)	8,142	56,994
Insight Enterprises, Inc.* (Retail)	5,133	49,585
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,655	45,055
Interface, Inc.—Class A (Office Furnishings)	6,195	38,409
Intermec, Inc.* (Machinery-Diversified)	3,540	45,666
Interval Leisure Group, Inc.* (Leisure Time)	2,124	19,796
Invacare Corp. (Healthcare-Products)	3,540	62,481
Investment Technology Group, Inc.* (Diversified Financial Services)	2,124	43,308
Iowa Telecommunications Services, Inc. (Telecommunications)	3,540	44,285

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

IPC The Hospitalist Co.* (Healthcare-Services)	531	$14,172
J & J Snack Foods Corp. (Food)	885	31,771
Jack in the Box, Inc.* (Retail)	2,301	51,657
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,416	18,167
JDA Software Group, Inc.* (Software)	3,009	45,015
Jo-Ann Stores, Inc.* (Retail)	2,832	58,537
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,009	37,673
Kaman Corp. (Aerospace/Defense)	2,832	47,294
Kaydon Corp. (Metal Fabricate/Hardware)	1,593	51,868
Keithley Instruments, Inc. (Electronics)	1,416	5,664
Kendle International, Inc.* (Commercial Services)	531	6,499
Kensey Nash Corp.* (Healthcare-Products)	708	18,557
Kilroy Realty Corp. (REIT)	4,779	98,161
Kirby Corp.* (Transportation)	2,301	73,149
Kite Realty Group Trust (REIT)	6,903	20,157
Kopin Corp.* (Semiconductors)	4,956	18,189
La-Z-Boy, Inc. (Home Furnishings)	5,664	26,734
LaBranche & Co., Inc.* (Diversified Financial Services)	3,363	14,461
Laclede Group, Inc. (Gas)	1,062	35,184
Lance, Inc. (Food)	3,540	81,880
Landauer, Inc. (Commercial Services)	354	21,714
Landry’s Restaurants, Inc.* (Retail)	1,416	12,178
LaSalle Hotel Properties (REIT)	3,186	39,315
Lawson Products, Inc. (Metal Fabricate/Hardware)	531	7,545
Lexington Realty Trust (REIT)	9,027	30,692
Lindsay Manufacturing Co. (Machinery-Diversified)	531	17,576
Lithia Motors, Inc.—Class A (Retail)	1,947	17,990
Littelfuse, Inc.* (Electrical Components & Equipment)	1,062	21,198
Live Nation, Inc.* (Commercial Services)	9,204	44,731
Liz Claiborne, Inc. (Apparel)	10,443	30,076
LoJack Corp.* (Electronics)	708	2,967
LTC Properties, Inc. (REIT)	2,478	50,675
Lydall, Inc.* (Miscellaneous Manufacturing)	1,770	6,018
M/I Schottenstein Homes, Inc.* (Home Builders)	1,947	19,061
MagneTek, Inc.* (Electrical Components & Equipment)	3,363	4,675
Manhattan Associates, Inc.* (Computers)	1,062	19,350
Marcus Corp. (Lodging)	2,301	24,207
MarineMax, Inc.* (Retail)	2,124	7,307
Matrix Service Co.* (Oil & Gas Services)	2,832	32,511
MAXIMUS, Inc. (Commercial Services)	1,947	80,314
MedCath Corp.* (Healthcare-Services)	2,124	24,978
Medical Properties Trust, Inc. (REIT)	3,894	23,637
Mercury Computer Systems, Inc.* (Computers)	2,478	22,921
Merit Medical Systems, Inc.* (Healthcare-Products)	1,416	23,081
Methode Electronics, Inc. (Electronics)	4,248	29,821
Microsemi Corp.* (Semiconductors)	4,602	63,508
Mid-America Apartment Communities, Inc. (REIT)	3,186	116,958
Midas, Inc.* (Commercial Services)	1,593	16,695
Mobile Mini, Inc.* (Storage/Warehousing)	1,770	25,966
Moog, Inc.—Class A* (Aerospace/Defense)	2,301	59,389
Movado Group, Inc. (Retail)	1,947	20,521
MTS Systems Corp. (Computers)	885	18,275
Multimedia Games, Inc.* (Leisure Time)	2,478	12,291
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	531	18,511
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,186	26,508
Nash Finch Co. (Food)	1,416	38,317
National Financial Partners (Diversified Financial Services)	4,602	33,687
National Penn Bancshares, Inc. (Banks)	9,204	42,430
National Presto Industries, Inc. (Housewares)	531	40,409
National Retail Properties, Inc. (REIT)	8,850	153,547
NBT Bancorp, Inc. (Banks)	2,124	46,112
NCI Building Systems, Inc.* (Building Materials)	2,124	5,607
Neenah Paper, Inc. (Forest Products & Paper)	1,593	14,034
Neogen Corp.* (Pharmaceuticals)	708	20,518
Network Equipment Technologies, Inc.* (Telecommunications)	3,186	13,572
Neutral Tandem, Inc.* (Telecommunications)	1,062	31,350
New Jersey Resources Corp. (Gas)	4,602	170,458
NewMarket Corp. (Chemicals)	354	23,835
Newport Corp.* (Electronics)	4,071	23,571
Northwest Natural Gas Co. (Gas)	2,832	125,514
Novatel Wireless, Inc.* (Telecommunications)	3,363	30,334
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,593	22,780
O’Charley’s, Inc. (Retail)	2,301	21,284
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,947	20,015
OfficeMax, Inc. (Retail)	8,319	52,243
Old National Bancorp (Banks)	7,257	71,264
Olympic Steel, Inc. (Iron/Steel)	354	8,662
OM Group, Inc.* (Chemicals)	3,363	97,594
Omnicell, Inc.* (Software)	1,593	17,125
On Assignment, Inc.* (Commercial Services)	3,894	15,226
Osteotech, Inc.* (Healthcare-Products)	1,947	8,567
Oxford Industries, Inc. (Apparel)	1,416	16,496
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,301	34,860
PAREXEL International Corp.* (Commercial Services)	3,717	53,450
Parkway Properties, Inc. (REIT)	2,301	29,913
PC-Tel, Inc.* (Internet)	1,239	6,629
Peet’s Coffee & Tea, Inc.* (Beverages)	708	17,842
Penford Corp. (Chemicals)	1,239	7,174
Pennsylvania REIT (REIT)	4,425	22,125
Perry Ellis International, Inc.* (Apparel)	1,239	9,020
PharMerica Corp.* (Pharmaceuticals)	1,593	31,271
Phase Forward, Inc.* (Software)	3,009	45,466
Phoenix Technologies, Ltd.* (Software)	2,478	6,715
Piedmont Natural Gas Co., Inc. (Gas)	4,425	106,687
Pinnacle Entertainment, Inc.* (Entertainment)	3,186	29,598
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,770	77,296
Polaris Industries, Inc. (Leisure Time)	1,416	45,482
PolyOne Corp.* (Chemicals)	10,266	27,821
Post Properties, Inc. (REIT)	4,956	66,609
Presidential Life Corp. (Insurance)	2,301	17,419
ProAssurance Corp.* (Insurance)	1,593	73,613
Progress Software Corp.* (Software)	2,124	44,965
Prosperity Bancshares, Inc. (Banks)	2,301	68,639
PS Business Parks, Inc. (REIT)	1,593	77,165
PSS World Medical, Inc.* (Healthcare-Products)	3,009	55,697
Quaker Chemical Corp. (Chemicals)	1,239	16,466
Quanex Building Products Corp. (Building Materials)	4,071	45,677
Quiksilver, Inc.* (Apparel)	13,983	25,869
Radiant Systems, Inc.* (Computers)	1,239	10,284
RadiSys Corp.* (Computers)	2,655	23,922
RC2 Corp.* (Toys/Games/Hobbies)	1,062	14,050
Red Robin Gourmet Burgers, Inc.* (Retail)	1,770	33,187
Regal-Beloit Corp. (Hand/Machine Tools)	1,770	70,304
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,071	72,952
RehabCare Group, Inc.* (Healthcare-Services)	1,947	46,592
Res-Care, Inc.* (Healthcare-Services)	1,416	20,249
Rewards Network, Inc.* (Commercial Services)	3,009	11,374
RLI Corp. (Insurance)	885	39,648
Robbins & Myers, Inc. (Machinery-Diversified)	3,540	68,145
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,248	162,104
Rogers Corp.* (Electronics)	708	14,323
RTI International Metals, Inc.* (Mining)	1,239	21,893
Ruby Tuesday, Inc.* (Retail)	5,841	38,901
Rudolph Technologies, Inc.* (Semiconductors)	3,363	18,564
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,947	7,613
S&T Bancorp, Inc. (Banks)	1,947	23,676

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Safety Insurance Group, Inc. (Insurance)	1,770	$54,091
Sanderson Farms, Inc. (Food)	885	39,825
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,894	53,971
ScanSource, Inc.* (Distribution/Wholesale)	1,062	26,040
School Specialty, Inc.* (Retail)	1,770	35,772
Schulman (A.), Inc. (Chemicals)	2,832	42,791
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,770	48,162
Selective Insurance Group, Inc. (Insurance)	2,832	36,165
Senior Housing Properties Trust (REIT)	13,275	216,648
Simmons First National Corp.—Class A (Banks)	885	23,647
Skechers U.S.A., Inc.—Class A* (Apparel)	3,717	36,315
Skyline Corp. (Home Builders)	708	15,399
Skyworks Solutions, Inc.* (Semiconductors)	11,151	109,057
Smith Corp. (Miscellaneous Manufacturing)	2,478	80,708
Sonic Automotive, Inc. (Retail)	3,186	32,370
Sonic Corp.* (Retail)	3,894	39,057
Sonic Solutions* (Electronics)	1,062	3,133
South Financial Group, Inc. (Banks)	17,700	21,063
South Jersey Industries, Inc. (Gas)	3,363	117,335
Southwest Gas Corp. (Gas)	4,956	110,073
Sovran Self Storage, Inc. (REIT)	2,478	60,959
Spartan Motors, Inc. (Auto Parts & Equipment)	3,540	40,108
Spherion Corp.* (Commercial Services)	5,664	23,336
SPSS, Inc.* (Software)	885	29,532
Stage Stores, Inc. (Retail)	4,248	47,153
Standard Microsystems Corp.* (Semiconductors)	1,239	25,338
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,416	11,710
Standard Pacific Corp.* (Home Builders)	10,266	20,840
Standex International Corp. (Miscellaneous Manufacturing)	1,416	16,426
StarTek, Inc.* (Commercial Services)	1,239	9,937
Stein Mart, Inc.* (Retail)	2,832	25,092
Stepan Co. (Chemicals)	885	39,082
Sterling Bancorp (Banks)	1,947	16,257
Sterling Bancshares, Inc. (Banks)	9,027	57,141
Sterling Financial Corp. (Savings & Loans)	5,841	16,997
Stewart Information Services Corp. (Insurance)	1,947	27,745
Stone Energy Corp.* (Oil & Gas)	4,425	32,833
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,416	17,615
Superior Industries International, Inc. (Auto Parts & Equipment)	2,478	34,940
Supertex, Inc.* (Semiconductors)	531	13,333
Susquehanna Bancshares, Inc. (Banks)	9,558	46,739
SWS Group, Inc. (Diversified Financial Services)	1,416	19,782
Symmetricom, Inc.* (Telecommunications)	3,009	17,362
SYNNEX Corp.* (Software)	2,124	53,079
Take-Two Interactive Software, Inc. (Software)	5,664	53,638
Taleo Corp.—Class A* (Software)	1,947	35,572
Tanger Factory Outlet Centers, Inc. (REIT)	4,071	132,023
Technitrol, Inc. (Electronics)	4,602	29,775
Tekelec* (Telecommunications)	4,425	74,473
Tetra Tech, Inc.* (Environmental Control)	4,425	126,776
Texas Industries, Inc. (Building Materials)	3,009	94,362
Texas Roadhouse, Inc.—Class A* (Retail)	2,832	30,897
The Andersons, Inc. (Agriculture)	1,947	58,293
The Buckle, Inc. (Retail)	1,239	39,363
The Cato Corp.—Class A (Retail)	3,186	55,564
The Finish Line, Inc.—Class A (Retail)	6,018	44,654
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,363	14,293
The Hain Celestial Group, Inc.* (Food)	2,301	35,919
The Men’s Wearhouse, Inc. (Retail)	5,664	108,635
The Nautilus Group, Inc.* (Leisure Time)	2,478	2,800
The Navigators Group, Inc.* (Insurance)	708	31,456
The Pep Boys-Manny, Moe & Jack (Retail)	4,779	48,459
The Standard Register Co. (Household Products/Wares)	1,416	4,616
The Steak n Shake Co.* (Retail)	3,186	27,846
Theragenics Corp.* (Pharmaceuticals)	3,717	4,683
THQ, Inc.* (Software)	7,434	53,227
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,947	12,500
Tollgrade Communications, Inc.* (Telecommunications)	885	4,637
Tompkins Financial Corp. (Banks)	531	25,461
Tower Group, Inc. (Insurance)	2,124	52,633
Tredegar Corp. (Miscellaneous Manufacturing)	2,124	28,292
TreeHouse Foods, Inc.* (Food)	1,770	50,923
TriQuint Semiconductor, Inc.* (Semiconductors)	16,284	86,468
Triumph Group, Inc. (Aerospace/Defense)	1,770	70,800
TrueBlue, Inc.* (Commercial Services)	2,124	17,842
TrustCo Bank Corp. NY (Banks)	8,319	49,165
Tuesday Morning Corp.* (Retail)	3,363	11,333
Tween Brands, Inc.* (Retail)	2,655	17,735
UCBH Holdings, Inc. (Banks)	6,195	7,806
UIL Holdings Corp. (Electric)	3,363	75,499
Ultratech Stepper, Inc.* (Semiconductors)	1,770	21,789
UMB Financial Corp. (Banks)	3,186	121,100
Umpqua Holdings Corp. (Banks)	6,549	50,820
UniFirst Corp. (Textiles)	885	32,895
Unisource Energy Corp. (Electric)	3,894	103,347
United Bankshares, Inc. (Banks)	4,071	79,547
United Community Banks, Inc.* (Banks)	1,947	11,663
United Fire & Casualty Co. (Insurance)	2,478	42,498
United Natural Foods, Inc.* (Food)	1,770	46,462
United Stationers, Inc.* (Distribution/Wholesale)	1,416	49,390
Universal Electronics, Inc.* (Home Furnishings)	531	10,710
Universal Forest Products, Inc. (Building Materials)	1,947	64,426
Urstadt Biddle Properties—Class A (REIT)	2,301	32,398
Veeco Instruments, Inc.* (Semiconductors)	3,540	41,029
Vicor Corp. (Electrical Components & Equipment)	2,124	15,335
Volt Information Sciences, Inc.* (Commercial Services)	1,416	8,878
Wabash National Corp. (Auto Manufacturers)	3,363	2,354
Watsco, Inc. (Distribution/Wholesale)	3,186	155,891
Watts Water Technologies, Inc.—Class A (Electronics)	3,186	68,626
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,310	35,683
WD-40 Co. (Household Products/Wares)	885	25,665
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,239	43,179
Whitney Holding Corp. (Banks)	7,434	68,095
Winnebago Industries, Inc. (Home Builders)	1,416	10,521
Wintrust Financial Corp. (Banks)	2,655	42,692
Wolverine World Wide, Inc. (Apparel)	2,301	50,760
World Fuel Services Corp. (Retail)	1,062	43,786
Zale Corp.* (Retail)	3,540	12,178
Zenith National Insurance Corp. (Insurance)	1,770	38,480
Zep, Inc. (Chemicals)	1,062	12,797
Zoll Medical Corp.* (Healthcare-Products)	1,239	23,962

TOTAL COMMON STOCKS
(Cost $13,223,881)		17,519,655

TOTAL INVESTMENT SECURITIES
(Cost $13,223,881)—100.2%		17,519,655
Net other assets (liabilities)—(0.2)%		(36,070)

NET ASSETS—100.0%		$17,483,585

*	Non-income producing security

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2009

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Aerospace/Defense	1.4%
Agriculture	0.5%
Apparel	1.4%
Auto Manufacturers	NM
Auto Parts & Equipment	0.6%
Banks	7.8%
Beverages	0.1%
Biotechnology	1.0%
Building Materials	1.4%
Chemicals	2.7%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.3%
Electric	2.9%
Electrical Components & Equipment	1.1%
Electronics	3.2%
Engineering & Construction	1.1%
Entertainment	0.2%
Environmental Control	1.0%
Food	2.1%
Forest Products & Paper	1.7%
Gas	5.2%
Hand/Machine Tools	1.1%
Healthcare-Products	3.5%
Healthcare-Services	2.7%
Home Builders	0.4%
Home Furnishings	0.7%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	2.9%
Internet	0.6%
Iron/Steel	0.2%
Leisure Time	0.7%
Lodging	0.1%
Machinery-Diversified	2.1%
Media	NM
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.2%
Oil & Gas	0.7%
Oil & Gas Services	0.3%
Pharmaceuticals	0.6%
REIT	11.4%
Real Estate	0.3%
Retail	8.9%
Savings & Loans	0.6%
Semiconductors	3.5%
Software	3.8%
Storage/Warehousing	0.2%
Telecommunications	3.4%
Textiles	0.5%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Water	0.4%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

34

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,223,881

Securities, at value	17,519,655

Total Investment Securities, at value	17,519,655
Dividends receivable	29,966
Receivable for capital shares issued	5,349
Receivable for investments sold	758,551
Prepaid expenses	187

Total Assets	18,313,708

Liabilities:
Cash overdraft	18,010
Payable for investments purchased	2,246
Payable for capital shares redeemed	776,964
Advisory fees payable	4,977
Management services fees payable	663
Administration fees payable	572
Administrative services fees payable	5,667
Distribution fees payable	4,689
Trustee fees payable	1
Transfer agency fees payable	911
Fund accounting fees payable	1,151
Compliance services fees payable	354
Other accrued expenses	13,918

Total Liabilities	830,123

Net Assets	$17,483,585

Net Assets consist of:
Capital	$35,454,436
Accumulated net investment income (loss)	158,346
Accumulated net realized gains (losses) on investments	(22,424,971)
Net unrealized appreciation (depreciation) on investments	4,295,774

Net Assets	$17,483,585

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	967,343

Net Asset Value (offering and redemption price per share)	$18.07

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$220,512
Interest	17

Total Investment Income	220,529

Expenses:
Advisory fees	65,570
Management services fees	8,743
Administration fees	3,576
Transfer agency fees	5,493
Administrative services fees	28,268
Distribution fees	21,857
Custody fees	26,818
Fund accounting fees	8,761
Trustee fees	139
Compliance services fees	75
Other fees	11,713

Total Gross Expenses before reductions	181,013
Less Expenses reduced by the Advisor	(36,950)

Total Net Expenses	144,063

Net Investment Income (Loss)	76,466

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,282,575)
Change in net unrealized appreciation/depreciation on investments	1,228,952

Net Realized and Unrealized Gains (Losses) on Investments	(2,053,623)

Change in Net Assets Resulting from Operations	$(1,977,157)

See accompanying notes to the financial statements.

35

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$76,466	$81,880
Net realized gains (losses) on investments	(3,282,575)	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	1,228,952	(3,087,907)

Change in net assets resulting from operations	(1,977,157)	(16,951,835)

Distributions to Shareholders From:
Net realized gains on investments	—	(3,171,170)

Change in net assets resulting from distributions	—	(3,171,170)

Capital Transactions:
Proceeds from shares issued	45,267,690	146,366,487
Dividends reinvested	—	3,171,170
Value of shares redeemed	(44,660,321)	(142,531,268)

Change in net assets resulting from capital transactions	607,369	7,006,389

Change in net assets	(1,369,788)	(13,116,616)
Net Assets:
Beginning of period	18,853,373	31,969,989

End of period	$17,483,585	$18,853,373

Accumulated net investment income (loss)	$158,346	$81,880

Share Transactions:
Issued	2,667,599	5,903,407
Reinvested	—	123,922
Redeemed	(2,712,127)	(6,125,024)

Change in shares	(44,528)	(97,695)

See accompanying notes to the financial statements.

36

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$18.63		$28.81	$36.64	$32.88	$33.54	$28.97

Investment Activities:
Net investment income (loss)(a)	0.07		0.07	(0.08)	(0.12)	(0.23)	(0.16)
Net realized and unrealized gains (losses) on investments	(0.63)		(8.41)	(2.27)	5.71	1.59	5.92

Total income (loss) from investment activities	(0.56)		(8.34)	(2.35)	5.59	1.36	5.76

Distributions to Shareholders From:
Net realized gains on investments	—		(1.84)	(5.48)	(1.83)	(2.02)	(1.19)

Net Asset Value, End of Period	$18.07		$18.63	$28.81	$36.64	$32.88	$33.54

Total Return	(3.01	)%(b)	(30.68)%	(7.22)%	17.43%	4.00%	20.12%

Ratios to Average Net Assets:
Gross expenses(c)	2.07%		1.93%	1.76%	1.79%	1.91%	1.95%
Net expenses(c)	1.65%		1.63%	1.63%	1.75%	1.91%	1.95%
Net investment income (loss)(c)	0.88%		0.28%	(0.21)%	(0.34)%	(0.69)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$17,484		$18,853	$31,970	$102,760	$62,820	$179,162
Portfolio turnover rate(d)	233	%(b)	459%	291%	436%	573%	819%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	15.7%
China Mobile, Ltd.	9.9%
BHP Billiton, Ltd.	7.3%
China Petroleum and Chemical Corp.	6.3%
China Life Insurance Co., Ltd.	5.8%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	31%
Energy	26%
Basic Materials	10%
Financial	10%
Technology	10%
Industrial	9%
Consumer Non-Cyclical	4%

Country Breakdown

China	52%
Hong Kong	17%
India	9%
Taiwan	8%
Australia	7%
South Korea	5%
Singapore	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	June 30, 2009
(unaudited)

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp. (Electronics)	166,881	$1,615,408
Baidu, Inc.* (Internet)	6,435	1,937,514
BHP Billiton, Ltd. (Mining)	113,256	6,198,501
China Life Insurance Co., Ltd. (Insurance)	89,661	4,970,806
China Mobile, Ltd. (Telecommunications)	169,026	8,464,822
China Petroleum and Chemical Corp. (Oil & Gas)	70,785	5,369,750
China Unicom, Ltd. (Telecommunications)	176,748	2,357,818
Chunghwa Telecom Company Ltd.* (Telecommunications)	108,966	2,160,796
CNOOC, Ltd. (Oil & Gas)	25,740	3,166,792
Ctrip.com International, Ltd.* (Internet)	36,894	1,708,192
Flextronics International, Ltd.* (Electronics)	380,523	1,563,950
Focus Media Holding, Ltd.* (Advertising)	173,316	1,396,927
HDFC Bank, Ltd. (Banks)	19,305	1,990,925
ICICI Bank, Ltd. (Banks)	64,779	1,910,981
Infosys Technologies, Ltd. (Software)	59,631	2,193,228
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	299,871	1,409,394
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	157,443	1,775,957
Mindray Medical International, Ltd. (Healthcare-Products)	65,208	1,820,607
Netease.com, Inc.* (Internet)	45,045	1,584,683
New Oriental Education & Technology Group, Inc.* (Commercial Services)	26,169	1,762,744
PetroChina Co., Ltd. (Oil & Gas)	120,978	13,365,649
POSCO (Iron/Steel)	28,743	2,376,184
Satyam Computer Services, Ltd. (Software)	553,410	1,721,105
Shanda Interactive Entertainment, Ltd.* (Internet)	26,598	1,390,809
SINA Corp.* (Internet)	48,906	1,441,749
SK Telecom Co., Ltd. (Telecommunications)	120,978	1,832,817
Sohu.com, Inc.* (Internet)	23,595	1,482,474
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	91,377	1,631,993
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	308,022	2,898,487
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	111,111	1,505,554

TOTAL COMMON STOCKS
(Cost $56,184,891)		85,006,616

Repurchase Agreements (1.1%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $347,000 (Collateralized by $345,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $354,016)	$347,000	347,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $101,000 (Collateralized by $105,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $105,766)	101,000	101,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $494,000 (Collateralized by $471,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $504,710)	494,000	494,000

See accompanying notes to the financial statements.
38

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $5,000 (Collateralized by $6,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $6,023)	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $947,000)		947,000

TOTAL INVESTMENT SECURITIES
(Cost $57,131,891)—100.7%		85,953,616
Net other assets (liabilities)—(0.7)%		(637,370)

NET ASSETS—100.0%		$85,316,246

†	As of June 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	1.6%
Banks	4.5%
Commercial Services	2.1%
Electronics	3.7%
Energy-Alternate Sources	7.5%
Healthcare-Products	2.1%
Insurance	5.8%
Internet	11.2%
Iron/Steel	2.8%
Mining	7.3%
Oil & Gas	25.7%
Semiconductors	3.4%
Software	4.6%
Telecommunications	17.3%
Other**	0.4%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2009:

Australia	7.3%
China	52.2%
Hong Kong	16.4%
India	9.2%
South Korea	4.9%
Singapore	1.8%
Taiwan	7.8%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
39

PROFUNDS VP ProFund VP Asia 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$57,131,891

Securities, at value	85,006,616
Repurchase agreements, at value	947,000

Total Investment Securities, at value	85,953,616
Cash	214,669
Segregated cash balances with brokers for futures contracts	57,150
Dividends and interest receivable	179,718
Receivable for capital shares issued	7,689
Prepaid expenses	430

Total Assets	86,413,272

Liabilities:
Payable for investments purchased	214,029
Payable for capital shares redeemed	667,830
Variation margin on futures contracts	4,025
Advisory fees payable	61,284
Management services fees payable	8,171
Administration fees payable	3,203
Administrative services fees payable	28,615
Distribution fees payable	27,277
Trustee fees payable	4
Transfer agency fees payable	5,097
Fund accounting fees payable	6,441
Compliance services fees payable	1,377
Other accrued expenses	69,673

Total Liabilities	1,097,026

Net Assets	$85,316,246

Net Assets consist of:
Capital	$60,708,476
Accumulated net investment income (loss)	929,153
Accumulated net realized gains (losses) on investments	(5,143,108)
Net unrealized appreciation (depreciation) on investments	28,821,725

Net Assets	$85,316,246

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,687,967

Net Asset Value (offering and redemption price per share)	$50.54

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$746,652
Interest	233
Foreign tax withholding	(178,953)

Total Investment Income	567,932

Expenses:
Advisory fees	233,353
Management services fees	31,114
Administration fees	17,660
Transfer agency fees	27,169
Administrative services fees	92,980
Distribution fees	77,785
Custody fees	7,158
Fund accounting fees	35,260
Trustee fees	558
Compliance services fees	690
Other fees	52,369

Total Gross Expenses before reductions	576,096
Less Expenses reduced by the Advisor	(67,519)

Total Net Expenses	508,577

Net Investment Income (Loss)	59,355

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(7,813,441)
Net realized gains (losses) on futures contracts	46,868
Change in net unrealized appreciation/depreciation on investments	21,609,344

Net Realized and Unrealized Gains (Losses) on Investments	13,842,771

Change in Net Assets Resulting from Operations	$13,902,126

See accompanying notes to the financial statements.
40

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$59,355	$869,798
Net realized gains (losses) on investments	(7,766,573)	18,135,600
Change in net unrealized appreciation/depreciation on investments	21,609,344	(99,930,087)

Change in net assets resulting from operations	13,902,126	(80,924,689)

Distributions to Shareholders From:
Net investment income	—	(779,107)
Net realized gains on investments	—	(9,641,426)

Change in net assets resulting from distributions	—	(10,420,533)

Capital Transactions:
Proceeds from shares issued	102,818,637	233,568,793
Dividends reinvested	—	10,420,533
Value of shares redeemed	(88,475,249)	(352,847,624)

Change in net assets resulting from capital transactions	14,343,388	(108,858,298)

Change in net assets	28,245,514	(200,203,520)
Net Assets:
Beginning of period	57,070,732	257,274,252

End of period	$85,316,246	$57,070,732

Accumulated net investment income (loss)	$929,153	$869,798

Share Transactions:
Issued	2,310,061	3,425,975
Reinvested	—	184,043
Redeemed	(2,072,322)	(4,987,885)

Change in shares	237,739	(1,377,867)

See accompanying notes to the financial statements.
41

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the		For the	For the
	six months ended		year ended	year ended	year ended		year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006		Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$39.35		$90.97	$61.61	$44.47		$37.30	$38.76

Investment Activities:
Net investment income (loss)(a)	0.04		0.52	0.32	0.07		0.40	0.11
Net realized and unrealized gains (losses) on investments	11.15		(44.39)	29.10	17.34		6.87	(0.38)

Total income (loss) from investment activities	11.19		(43.87)	29.42	17.41		7.27	(0.27)

Distributions to Shareholders From:
Net investment income	—		(0.58)	(0.06)	(0.27)		(0.10)	(0.12)
Net realized gains on investments	—		(7.17)	—	—		—	(1.07)

Total distributions	—		(7.75)	(0.06)	(0.27)		(0.10)	(1.19)

Net Asset Value, End of Period	$50.54		$39.35	$90.97	$61.61		$44.47	$37.30

Total Return	28.44	%(b)	(50.82)%	47.74%	39.29%		19.51%	(0.54)%

Ratios to Average Net Assets:
Gross expenses(c)	1.85%		1.69%	1.65%	1.71%		1.82%	1.86%
Net expenses(c)	1.63%		1.63%	1.60%	1.68	%(d)	1.82%	1.86%
Net investment income (loss)(c)	0.19%		0.76%	0.42%	0.13%		0.97%	0.29%

Supplemental Data:
Net assets, end of period (000’s)	$85,316		$57,071	$257,274	$182,177		$73,464	$41,545
Portfolio turnover rate(e)	143	%(b)	177%	214%	161%		256%	473%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
42

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	5.7%
BP Amoco PLC	5.5%
HSBC Holdings PLC	5.4%
BHP Billiton PLC	5.2%
Total Fina S.A.	5.0%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	27%
Energy	19%
Financial	19%
Basic Materials	11%
Industrial	11%
Communications	10%
Technology	3%

Country Breakdown

United Kingdom	42%
Switzerland	22%
France	9%
Germany	9%
Netherlands	4%
Luxembourg	5%
Finland	3%
Sweden	3%
Ireland	2%
Greece	1%

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks† (99.8%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	58,986	$930,799
Ace, Ltd. (Insurance)	16,704	738,818
Alcon, Inc. (Healthcare-Products)	8,352	969,834
ArcelorMittal (Iron/Steel)	33,930	1,122,404
AstraZeneca PLC (Pharmaceuticals)	28,710	1,267,259
Barclays PLC (Banks)	56,898	1,049,199
BHP Billiton PLC* (Mining)	41,238	1,874,679
BP Amoco PLC (Oil & Gas)	41,760	1,991,117
Covidien PLC (Healthcare-Products)	21,924	820,835
Credit Suisse Group (Diversified Financial Services)	25,578	1,169,682
Deutsche Bank AG (Banks)	15,660	955,260
Diageo PLC (Beverages)	17,226	986,189
DryShips, Inc. (Transportation)	86,130	497,831
GlaxoSmithKline PLC (Pharmaceuticals)	43,326	1,531,141
HSBC Holdings PLC (Banks)	46,980	1,962,355
Nokia OYJ (Telecommunications)	76,212	1,111,171
Novartis AG (Pharmaceuticals)	40,716	1,660,806
Rio Tinto PLC (Mining)	6,786	1,112,022
Royal Dutch Shell PLC—Class A (Oil & Gas)	41,238	2,069,735
Sanofi-Aventis (Pharmaceuticals)	45,414	1,339,259
SAP AG (Software)	25,578	1,027,980
Siemens AG (Miscellaneous Manufacturing)	16,704	1,155,750
Telefonaktiebolaget LM Ericsson (Telecommunications)	98,658	964,875
Tenaris S.A. (Iron/Steel)	26,100	705,744
Total Fina S.A. (Oil & Gas)	33,408	1,811,716
Transocean, Ltd.* (Oil & Gas)	10,962	814,367
Tyco International, Ltd. (Miscellaneous Manufacturing)	27,144	705,201
UBS AG* (Diversified Financial Services)	70,992	866,812
Unilever N.V. (Food)	53,766	1,300,062
Vodafone Group PLC (Telecommunications)	82,998	1,617,631

TOTAL COMMON STOCKS
(Cost $30,106,126)		36,130,533

Repurchase Agreements (1.3%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $172,000 (Collateralized by $171,200 U.S. Treasury Notes, 3.75%, 11/15/18, market value $175,471)	$172,000	172,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $50,000 (Collateralized by $55,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $55,401)	50,000	50,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $247,000 (Collateralized by $236,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $252,891)	247,000	247,000

See accompanying notes to the financial statements.
43

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2009
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $2,000 (Collateralized by $3,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $3,012)	$2,000	$2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $471,000)		471,000

TOTAL INVESTMENT SECURITIES
(Cost $30,577,126)—101.1%		36,601,533
Net other assets (liabilities)—(1.1)%		(391,423)

NET ASSETS—100.0%		$36,210,110

†	As of June 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Banks	10.9%
Beverages	2.7%
Diversified Financial Services	5.6%
Engineering & Construction	2.6%
Food	3.6%
Healthcare-Products	5.0%
Insurance	2.0%
Iron/Steel	5.0%
Mining	8.3%
Miscellaneous Manufacturing	5.1%
Oil & Gas	18.5%
Pharmaceuticals	16.0%
Software	2.8%
Telecommunications	10.3%
Transportation	1.4%
Other**	0.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2009:

Finland	3.1%
France	8.7%
Germany	8.6%
Greece	1.4%
Ireland	2.3%
Luxembourg	5.0%
Netherlands	3.6%
Sweden	2.7%
Switzerland	21.7%
United Kingdom	42.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
44

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$30,577,126

Securities, at value	36,130,533
Repurchase agreements, at value	471,000

Total Investment Securities, at value	36,601,533
Cash	875
Dividends and interest receivable	155,449
Reclaims receivable	12,135
Prepaid expenses	224

Total Assets	36,770,216

Liabilities:
Payable for investments purchased	346,193
Payable for capital shares redeemed	127,577
Advisory fees payable	26,853
Management services fees payable	3,580
Administration fees payable	1,472
Administrative services fees payable	15,455
Distribution fees payable	14,385
Trustee fees payable	2
Transfer agency fees payable	2,341
Fund accounting fees payable	2,959
Compliance services fees payable	699
Other accrued expenses	18,590

Total Liabilities	560,106

Net Assets	$36,210,110

Net Assets consist of:
Capital	$60,523,750
Accumulated net investment income (loss)	1,916,709
Accumulated net realized gains (losses) on investments	(32,254,756)
Net unrealized appreciation (depreciation) on investments	6,024,407

Net Assets	$36,210,110

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,071,789

Net Asset Value (offering and redemption price per share)	$17.48

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$832,974
Interest	193
Foreign tax withholding	(82,427)

Total Investment Income	750,740

Expenses:
Advisory fees	118,780
Management services fees	15,837
Administration fees	6,030
Transfer agency fees	9,263
Administrative services fees	46,689
Distribution fees	39,593
Custody fees	2,118
Fund accounting fees	12,065
Trustee fees	200
Compliance services fees	209
Other fees	20,188

Total Gross Expenses before reductions	270,972
Less Expenses reduced by the Advisor	(9,481)

Total Net Expenses	261,491

Net Investment Income (Loss)	489,249

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,420,094)
Net realized gains (losses) on futures contracts	21,721
Change in net unrealized appreciation/depreciation on investments	4,779,811

Net Realized and Unrealized Gains (Losses) on Investments	(618,562)

Change in Net Assets Resulting from Operations	$(129,313)

See accompanying notes to the financial statements.
45

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$489,249	$1,427,460
Net realized gains (losses) on investments	(5,398,373)	7,584,508
Change in net unrealized appreciation/depreciation on investments	4,779,811	(43,990,756)

Change in net assets resulting from operations	(129,313)	(34,978,788)

Distributions to Shareholders From:
Net investment income	—	(1,304,612)
Net realized gains on investments	—	(9,136,843)

Change in net assets resulting from distributions	—	(10,441,455)

Capital Transactions:
Proceeds from shares issued	50,602,594	129,378,880
Dividends reinvested	—	10,441,455
Value of shares redeemed	(45,670,200)	(194,714,538)

Change in net assets resulting from capital transactions	4,932,394	(54,894,203)

Change in net assets	4,803,081	(100,314,446)
Net Assets:
Beginning of period	31,407,029	131,721,475

End of period	$36,210,110	$31,407,029

Accumulated net investment income (loss)	$1,916,709	$1,427,460

Share Transactions:
Issued	2,978,455	4,195,717
Reinvested	—	453,385
Redeemed	(2,830,930)	(6,432,016)

Change in shares	147,525	(1,782,914)

See accompanying notes to the financial statements.
46

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$16.32		$35.53	$31.99	$27.96	$28.28	$24.96

Investment Activities:
Net investment income (loss)(a)	0.24		0.60	0.31	0.64	0.13	0.03
Net realized and unrealized gains (losses) on investments	0.92	(b)	(14.76)	4.33	4.18	2.14	3.53

Total income (loss) from investment activities	1.16		(14.16)	4.64	4.82	2.27	3.56

Distributions to Shareholders From:
Net investment income	—		(0.63)	(0.78)	(0.12)	(0.04)	(0.03)
Net realized gains on investments	—		(4.42)	(0.32)	(0.67)	(2.55)	(0.21)

Total distributions	—		(5.05)	(1.10)	(0.79)	(2.59)	(0.24)

Net Asset Value, End of Period	$17.48		$16.32	$35.53	$31.99	$27.96	$28.28

Total Return	7.11	%(c)	(44.00)%	14.58%	17.51%	8.09%	14.32%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.70%	1.66%	1.69%	1.76%	1.78%
Net expenses(d)	1.65%		1.63%	1.61%	1.66%	1.76%	1.78%
Net investment income (loss)(d)	3.09%		2.12%	0.88%	2.12%	0.45%	0.12%

Supplemental Data:
Net Assets, end of period (000’s)	$36,210		$31,407	$131,721	$160,024	$120,469	$140,608
Portfolio turnover rate(e)	167	%(c)	160%	280%	172%	230%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
47

PROFUNDS VP
ProFund VP International

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	26%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Basic Materials	9%
Energy	9%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%
Country Breakdown

Japan	24%
United Kingdom	21%
France	10%
Germany	8%
Australia	7%
Switzerland	7%
Italy	4%
Spain	4%
Other	15%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (41.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$818,000	$817,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $817,999)		817,999

Repurchase Agreements (59.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $298,000 (Collateralized by $296,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $303,999)	298,000	298,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $298,000 (Collateralized by $310,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $312,261)	298,000	298,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $298,000 (Collateralized by $284,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $304,326)	298,000	298,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $298,000 (Collateralized by $304,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $305,188)	298,000	298,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,192,000)		1,192,000

TOTAL INVESTMENT SECURITIES
(Cost $2,009,999)—100.9%		2,009,999
Net other assets (liabilities)—(0.9)%		(18,843)

NET ASSETS—100.0%		$1,991,156

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $448,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$2,004,590	$(16,861)

See accompanying notes to the financial statements.

48

PROFUNDS VP
ProFund VP International (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$2,009,999

Securities, at value	817,999
Repurchase agreements, at value	1,192,000

Total Investment Securities, at value	2,009,999
Cash	246
Receivable from Advisor	5,850
Prepaid expenses	35

Total Assets	2,016,130

Liabilities:
Unrealized loss on swap agreements	16,861
Payable for capital shares redeemed	193
Advisory fees payable	3,552
Management services fees payable	474
Administration fees payable	154
Administrative services fees payable	1,348
Distribution fees payable	1,465
Transfer agency fees payable	245
Fund accounting fees payable	309
Compliance services fees payable	39
Other accrued expenses	334

Total Liabilities	24,974

Net Assets	$1,991,156

Net Assets consist of:
Capital	$3,570,202
Accumulated net investment income (loss)	(10,029)
Accumulated net realized gains (losses) on investments	(1,552,156)
Net unrealized appreciation (depreciation) on investments	(16,861)

Net Assets	$1,991,156

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	114,206

Net Asset Value (offering and redemption price per share)	$17.43

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$993

Expenses:
Advisory fees	5,996
Management services fees	800
Administration fees	396
Transfer agency fees	603
Administrative services fees	1,785
Distribution fees	1,999
Custody fees	769
Fund accounting fees	775
Trustee fees	12
Compliance services fees	19
Other fees	865

Total Gross Expenses before reductions	14,019
Less Expenses reduced by the Advisor	(723)

Total Net Expenses	13,296

Net Investment Income (Loss)	(12,303)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(42,818)
Net realized gains (losses) on swap agreements	(12,522)
Change in net unrealized appreciation/depreciation on investments	(61,208)

Net Realized and Unrealized Gains (Losses) on Investments	(116,548)

Change in Net Assets Resulting from Operations	$(128,851)

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund VP International

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(12,303)	$2,274
Net realized gains (losses) on investments	(55,340)	(905,346)
Change in net unrealized appreciation/depreciation on investments	(61,208)	41,769

Change in net assets resulting from operations	(128,851)	(861,303)

Distributions to Shareholders From:
Net investment income	—	(18,878)

Change in net assets resulting from distributions	—	(18,878)

Capital Transactions:
Proceeds from shares issued	8,207,546 (a)	4,679,815
Dividends reinvested	—	18,878
Value of shares redeemed	(7,105,382)	(3,283,829)

Change in net assets resulting from capital transactions	1,102,164	1,414,864

Change in net assets	973,313	534,683
Net Assets:
Beginning of period	1,017,843	483,160

End of period	$1,991,156	$1,017,843

Accumulated net investment income (loss)	$(10,029)	$2,274

Share Transactions:
Issued	473,106	195,556
Reinvested	—	825
Redeemed	(419,177)	(151,853)

Change in shares	53,929	44,528

(a)	Amount includes $5,850 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)		0.04	0.30
Net realized and unrealized gains (losses) on investments	0.57	(c)	(13.60)	0.38

Total income (loss) from investment activities	0.44		(13.56)	0.68

Capital Transactions	0.10	(d)	—	—

Distributions to Shareholders From:
Net investment income	—		(0.23)	—

Net Asset Value, End of Period	$17.43		$16.89	$30.68

Total Return	3.20	%(d),(e)	(44.40)%	2.27	%(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.75%		1.87%	1.76%
Net expenses(f)	1.66%		1.63%	1.63%
Net investment income (loss)(f)	(1.54)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$1,991		$1,018	$483
Portfolio turnover rate(g)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)
The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

51

PROFUNDS VP
ProFund VP Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	22%
Communications	19%
Basic Materials	18%
Financial	17%
Technology	10%
Consumer Non-Cyclical	8%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	33%
Hong Kong	11%
China	10%
Taiwan	9%
Mexico	8%
South Korea	8%
India	6%
Israel	5%
South Africa	5%
Other	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (18.7%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$2,053,000	$2,052,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,052,999)		2,052,999

U.S. Treasury Obligations (17.1%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	1,871,000	1,871,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,871,000)		1,871,000

Repurchase Agreements (65.6%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,813,000 (Collateralized by $1,804,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,849,514)	1,813,000	1,813,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,784,001 (Collateralized by $1,815,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $1,828,880)	1,784,000	1,784,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,831,001 (Collateralized by $1,745,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,869,891)	1,831,000	1,831,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $1,777,000 (Collateralized by $1,806,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $1,813,055)	1,777,000	1,777,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,205,000)		7,205,000

TOTAL INVESTMENT SECURITIES
(Cost $11,128,999)—101.4%		11,128,999
Net other assets (liabilities)—(1.4)%		(150,747)

NET ASSETS—100.0%		$10,978,252

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $2,660,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on The Bank of New York Mellon Emerging Markets 50 ADR Index	$10,970,456	$(131,399)
Equity Index Swap Agreement with UBS AG, based on The Bank of New York Mellon Emerging Markets 50 ADR Index	19,989	(239)

See accompanying notes to the financial statements.

52

PROFUNDS VP
ProFund VP Emerging Markets (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$11,128,999

Securities, at value	3,923,999
Repurchase agreements, at value	7,205,000

Total Investment Securities, at value	11,128,999
Cash	633
Interest receivable	2
Receivable for capital shares issued	9,753
Prepaid expenses	67

Total Assets	11,139,454

Liabilities:
Payable for capital shares redeemed	1,425
Unrealized loss on swap agreements	131,638
Advisory fees payable	9,162
Management services fees payable	1,221
Administration fees payable	488
Administrative services fees payable	5,935
Distribution fees payable	5,843
Trustee fees payable	1
Transfer agency fees payable	777
Fund accounting fees payable	982
Compliance services fees payable	154
Other accrued expenses	3,576

Total Liabilities	161,202

Net Assets	$10,978,252

Net Assets consist of:
Capital	$14,599,521
Accumulated net investment income (loss)	(32,020)
Accumulated net realized gains (losses) on investments	(3,457,611)
Net unrealized appreciation (depreciation) on investments	(131,638)

Net Assets	$10,978,252

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	499,852

Net Asset Value (offering and redemption price per share)	$21.96

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$4,303

Expenses:
Advisory fees	25,394
Management services fees	3,386
Administration fees	1,511
Transfer agency fees	2,314
Administrative services fees	8,490
Distribution fees	8,465
Custody fees	1,165
Fund accounting fees	2,983
Trustee fees	46
Compliance services fees	75
Other fees	4,342

Total Gross Expenses before reductions	58,171
Less Expenses reduced by the Advisor	(1,537)

Total Net Expenses	56,634

Net Investment Income (Loss)	(52,331)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	1,090,310
Change in net unrealized appreciation/depreciation on investments	(188,354)

Net Realized and Unrealized Gains (Losses) on Investments	901,956

Change in Net Assets Resulting from Operations	$849,625

See accompanying notes to the financial statements.

53

PROFUNDS VP
ProFund VP Emerging Markets

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(52,331)	$20,311
Net realized gains (losses) on investments	1,090,310	(4,547,921)
Change in net unrealized appreciation/depreciation on investments	(188,354)	78,478

Change in net assets resulting from operations	849,625	(4,449,132)

Distributions to Shareholders From:
Net investment income	—	(53,952)
Net realized gains on investments	—	(2,889)

Change in net assets resulting from distributions	—	(56,841)

Capital Transactions:
Proceeds from shares issued	26,364,815	34,784,447
Dividends reinvested	—	56,841
Value of shares redeemed	(20,545,834)	(29,350,245)

Change in net assets resulting from capital transactions	5,818,981	5,491,043

Change in net assets	6,668,606	985,070
Net Assets:
Beginning of period	4,309,646	3,324,576

End of period	$10,978,252	$4,309,646

Accumulated net investment income (loss)	$(32,020)	$20,311

Share Transactions:
Issued	1,278,715	1,143,523
Reinvested	—	2,224
Redeemed	(1,027,421)	(991,838)

Change in shares	251,294	153,909

See accompanying notes to the financial statements.

54

PROFUNDS VP
ProFund VP Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$17.34		$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.15)		0.10	0.35
Net realized and unrealized gains (losses) on investments	4.77		(17.62)	4.78

Total income (loss) from investment activities	4.62		(17.52)	5.13

Distributions to Shareholders From:
Net investment income	—		(0.26)	—
Net realized gains on investments	—		(0.01)	—

Total distributions	—		(0.27)	—

Net Asset Value, End of Period	$21.96		$17.34	$35.13

Total Return	26.64	%(c)	(50.09)%	17.07	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.72%		1.68%	1.68%
Net expenses(d)	1.67%		1.63%	1.63%
Net investment income (loss)(d)	(1.54)%		0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$10,978		$4,310	$3,325
Portfolio turnover rate(e)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

55

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	24%
Consumer Non-Cyclical	17%
Technology	9%
Communications	7%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (13.7%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09	$1,380,000	$1,380,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,380,000)		1,380,000

U.S. Treasury Obligations (16.3%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	1,636,000	1,635,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,635,999)		1,635,999

Repurchase Agreements (58.9%)
Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,469,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,506,568)	1,477,000	1,477,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,001 (Collateralized by $1,500,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $1,510,940)	1,477,000	1,477,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,406,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,506,629)	1,477,000	1,477,000
UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $1,477,000 (Collateralized by $1,501,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $1,506,863)	1,477,000	1,477,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,908,000)		5,908,000

TOTAL INVESTMENT SECURITIES
(Cost $8,923,999)—88.9%		8,923,999
Net other assets (liabilities)—11.1%		1,115,824

NET ASSETS—100.0%		$10,039,823

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/10/09 (Underlying notional amount at value $10,094,175)	203	$(12,032)

See accompanying notes to the financial statements.

56

PROFUNDS VP
ProFund VP Japan (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$8,923,999

Securities, at value	3,015,999
Repurchase agreements, at value	5,908,000

Total Investment Securities, at value	8,923,999
Cash	269
Segregated cash balances with brokers for futures contracts	1,263,700
Interest receivable	2
Prepaid expenses	70

Total Assets	10,188,040

Liabilities:
Payable for capital shares redeemed	78,204
Variation margin on futures contracts	50,775
Advisory fees payable	5,514
Management services fees payable	735
Administration fees payable	316
Administrative services fees payable	3,013
Distribution fees payable	2,228
Transfer agency fees payable	503
Fund accounting fees payable	636
Compliance services fees payable	213
Other accrued expenses	6,080

Total Liabilities	148,217

Net Assets	$10,039,823

Net Assets consist of:
Capital	$24,928,875
Accumulated net investment income (loss)	(5,861)
Accumulated net realized gains (losses) on investments	(14,871,159)
Net unrealized appreciation (depreciation) on investments	(12,032)

Net Assets	$10,039,823

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	767,366

Net Asset Value (offering and redemption price per share)	$13.08

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$4,853

Expenses:
Advisory fees	34,774
Management services fees	4,636
Administration fees	2,099
Transfer agency fees	3,258
Administrative services fees	15,920
Distribution fees	11,591
Custody fees	1,297
Fund accounting fees	4,233
Trustee fees	69
Compliance services fees	52
Other fees	5,590

Total Gross Expenses before reductions	83,519
Less Expenses reduced by the Advisor	(7,159)

Total Net Expenses	76,360

Net Investment Income (Loss)	(71,507)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(540)
Net realized gains (losses) on futures contracts	255,440
Change in net unrealized appreciation/depreciation on investments	(467,203)

Net Realized and Unrealized Gains (Losses) on Investments	(212,303)

Change in Net Assets Resulting from Operations	$(283,810)

See accompanying notes to the financial statements.

57

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(71,507)	$65,646
Net realized gains (losses) on investments	254,900	(9,107,919)
Change in net unrealized appreciation/depreciation on investments	(467,203)	1,908,094

Change in net assets resulting from operations	(283,810)	(7,134,179)

Distributions to Shareholders From:
Net investment income	—	(1,770,821)

Change in net assets resulting from distributions	—	(1,770,821)

Capital Transactions:
Proceeds from shares issued	21,269,801	76,292,559
Dividends reinvested	—	1,770,821
Value of shares redeemed	(22,339,080)	(82,867,242)

Change in net assets resulting from capital transactions	(1,069,279)	(4,803,862)

Change in net assets	(1,353,089)	(13,708,862)
Net Assets:
Beginning of period	11,392,912	25,101,774

End of period	$10,039,823	$11,392,912

Accumulated net investment income (loss)	$(5,861)	$65,646

Share Transactions:
Issued	1,767,350	4,011,707
Reinvested	—	105,218
Redeemed	(1,917,841)	(4,237,209)

Change in shares	(150,491)	(120,284)

See accompanying notes to the financial statements.

58

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$12.41		$24.18	$28.59	$39.15	$27.62	$27.84

Investment Activities:
Net investment income (loss)(a)	(0.09)		0.09	0.98	1.10	0.49	(0.21)
Net realized and unrealized gains (losses) on investments	0.76	(b)	(9.30)	(3.76)	1.77	11.04	2.20

Total income (loss) from investment activities	0.67		(9.21)	(2.78)	2.87	11.53	1.99

Distributions to Shareholders From:
Net investment income	—		(2.56)	(1.63)	(0.44)	—	—
Net realized gains on investments	—		—	—	(12.99)	—	(2.21)

Total distributions	—		(2.56)	(1.63)	(13.43)	—	(2.21)

Net Asset Value, End of Period	$13.08		$12.41	$24.18	$28.59	$39.15	$27.62

Total Return	5.40	%(c)	(40.84)%	(9.99)%	10.86%	41.78%	7.56%

Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.72%	1.68%	1.73%	1.83%	1.85%
Net expenses(d)	1.65%		1.63%	1.63%	1.70%	1.83%	1.85%
Net investment income (loss)(d)	(1.54)%		0.46%	3.44%	3.06%	1.52%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$10,040		$11,393	$25,102	$68,027	$129,155	$27,659
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

59

PROFUNDS VP ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	39%
Futures Contracts	52%
Swap Agreements	110%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Regal-Beloit Corp.	0.1%
Jack Henry & Associates, Inc.	0.1%
OMEGA Healthcare Investors, Inc.	0.1%
ProAssurance Corp.	0.1%
WGL Holdings, Inc.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (39.4%)
	Shares	Value

1st Source Corp. (Banks)	215	$3,713
3Com Corp.* (Telecommunications)	2,709	12,759
3PAR, Inc.* (Computers)	301	3,732
99 Cents Only Stores* (Retail)	430	5,839
AAON, Inc. (Building Materials)	430	8,566
AAR Corp.* (Aerospace/Defense)	430	6,901
ABIOMED, Inc.* (Healthcare-Products)	516	4,551
ABM Industries, Inc. (Commercial Services)	430	7,770
Acco Brands Corp.* (Household Products/Wares)	602	1,698
ACI Worldwide, Inc.* (Software)	344	4,802
Acme Packet, Inc.* (Telecommunications)	344	3,481
Acorda Therapeutics, Inc.* (Biotechnology)	301	8,485
Actuant Corp.—Class A (Miscellaneous Manufacturing)	645	7,869
Acuity Brands, Inc. (Miscellaneous Manufacturing)	387	10,855
Acxiom Corp. (Software)	731	6,455
Adaptec, Inc.* (Telecommunications)	1,806	4,786
ADC Telecommunications, Inc.* (Telecommunications)	817	6,503
Administaff, Inc. (Commercial Services)	258	6,004
ADTRAN, Inc. (Telecommunications)	473	10,155
Advisory Board Co.* (Commercial Services)	215	5,525
Affymax, Inc.* (Biotechnology)	172	3,170
Affymetrix, Inc.* (Biotechnology)	774	4,590
Aircastle, Ltd. (Trucking & Leasing)	559	4,109
AirTran Holdings, Inc.* (Airlines)	903	5,590
Alaska Air Group, Inc.* (Airlines)	301	5,496
Alaska Communications Systems Group, Inc. (Telecommunications)	688	5,036
Albany International Corp.—Class A (Machinery-Diversified)	473	5,383
Alexander’s, Inc. (REIT)	43	11,593
Align Technology, Inc.* (Healthcare-Products)	516	5,470
Alkermes, Inc.* (Pharmaceuticals)	688	7,444
Allied Capital Corp.* (Investment Companies)	1,247	4,340
Allied Nevada Gold Corp.* (Mining)	344	2,773
Allos Therapeutics, Inc.* (Pharmaceuticals)	645	5,347
AMAG Pharmaceuticals, Inc.* (Biotechnology)	129	7,052
Ambac Financial Group, Inc. (Insurance)	2,666	2,453
AMCOL International Corp. (Mining)	258	5,568
American Campus Communities, Inc. (REIT)	473	10,491
American Dairy, Inc.* (Food)	86	3,411
American Ecology Corp. (Environmental Control)	301	5,394
American Greetings Corp.—Class A (Household Products/Wares)	301	3,516
American Italian Pasta Co.—Class A* (Food)	172	5,012
American Medical Systems Holdings, Inc.* (Healthcare-Products)	516	8,153
American Public Education, Inc.* (Commercial Services)	129	5,110
American Reprographics Co.* (Software)	516	4,293
AMERIGROUP Corp.* (Healthcare-Services)	387	10,391
Amerisafe, Inc.* (Insurance)	344	5,353
Ameristar Casinos, Inc. (Lodging)	215	4,091
Ameron International Corp. (Miscellaneous Manufacturing)	86	5,765
Amkor Technology, Inc.* (Semiconductors)	1,075	5,085
AMN Healthcare Services, Inc.* (Commercial Services)	989	6,310
ANADIGICS, Inc.* (Semiconductors)	731	3,063
Analogic Corp. (Electronics)	129	4,767
AngioDynamics, Inc.* (Healthcare-Products)	344	4,565
Anixter International, Inc.* (Telecommunications)	258	9,698
AnnTaylor Stores Corp.* (Retail)	473	3,775
Apogee Enterprises, Inc. (Building Materials)	430	5,289
Apollo Investment Corp. (Investment Companies)	1,333	7,998
Applied Industrial Technologies, Inc. (Machinery-Diversified)	344	6,777
Applied Micro Circuits Corp.* (Semiconductors)	645	5,244
Arch Chemicals, Inc. (Chemicals)	344	8,459
ArcSight, Inc.* (Telecommunications)	172	3,056
Ardea Biosciences, Inc.* (Pharmaceuticals)	215	3,384
Arena Pharmaceuticals, Inc.* (Biotechnology)	860	4,291
Arena Resources, Inc.* (Oil & Gas)	387	12,326
Ares Capital Corp. (Investment Companies)	817	6,585
Argo Group International Holdings, Ltd.* (Insurance)	430	12,135
Argon ST, Inc.* (Aerospace/Defense)	258	5,307
Ariba, Inc.* (Internet)	774	7,616
Arkansas Best Corp. (Transportation)	258	6,798
ArQule, Inc.* (Biotechnology)	645	3,960
Array BioPharma, Inc.* (Pharmaceuticals)	1,204	3,781
Arris Group, Inc.* (Telecommunications)	946	11,503
Art Technology Group, Inc.* (Internet)	1,161	4,412
Aruba Networks, Inc.* (Telecommunications)	430	3,758

See accompanying notes to the financial statements.

60

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

ArvinMeritor, Inc. (Auto Parts & Equipment)	731	$3,209
Asbury Automotive Group, Inc. (Retail)	301	3,082
Ashford Hospitality Trust (REIT)	903	2,537
AsiaInfo Holdings, Inc.* (Internet)	258	4,440
Assured Guaranty, Ltd. (Insurance)	430	5,323
Astec Industries, Inc.* (Machinery-Construction & Mining)	215	6,383
Astoria Financial Corp. (Savings & Loans)	860	7,379
ATC Technology Corp.* (Auto Parts & Equipment)	301	4,364
athenahealth, Inc.* (Software)	215	7,957
Atheros Communications* (Telecommunications)	473	9,101
Atlantic Tele-Network, Inc. (Environmental Control)	86	3,379
Atlas Air Worldwide Holdings, Inc.* (Transportation)	172	3,989
Atlas America, Inc. (Oil & Gas)	430	7,684
ATMI, Inc.* (Semiconductors)	344	5,342
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	344	10,795
Avid Technology, Inc.* (Software)	430	5,766
Avis Budget Group, Inc.* (Commercial Services)	731	4,130
Avocent Corp.* (Internet)	473	6,603
Axsys Technologies, Inc.* (Electronics)	86	4,613
AZZ, Inc.* (Miscellaneous Manufacturing)	172	5,919
Badger Meter, Inc. (Electronics)	129	5,289
Balchem Corp. (Chemicals)	258	6,326
Baldor Electric Co. (Hand/Machine Tools)	473	11,253
Baldwin & Lyons, Inc.—Class B (Insurance)	301	5,930
Bally Technologies, Inc.* (Entertainment)	387	11,579
BancFirst Corp. (Banks)	172	5,948
Bank Mutual Corp. (Banks)	1,032	8,999
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	602	5,340
Barnes Group, Inc. (Miscellaneous Manufacturing)	516	6,135
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	430	6,218
Belden, Inc. (Electrical Components & Equipment)	473	7,899
Benchmark Electronics, Inc.* (Electronics)	602	8,669
Berry Petroleum Co.—Class A (Oil & Gas)	430	7,994
Bill Barrett Corp.* (Oil & Gas)	430	11,808
Bio-Reference Laboratoriess, Inc.* (Healthcare-Services)	172	5,437
BioMed Realty Trust, Inc. (REIT)	774	7,918
Black Box Corp. (Telecommunications)	172	5,757
Blackbaud, Inc. (Software)	430	6,686
Blackboard, Inc.* (Software)	258	7,446
Blount International, Inc.* (Machinery-Diversified)	516	4,443
Blue Coat Systems, Inc.* (Internet)	344	5,690
Bob Evans Farms, Inc. (Retail)	344	9,887
Boston Private Financial Holdings, Inc. (Banks)	860	3,853
BPZ Resources, Inc.* (Oil & Gas)	688	3,364
Brady Corp.—Class A (Electronics)	430	10,802
Brigham Exploration Co.* (Oil & Gas)	1,032	3,602
Bristow Group, Inc.* (Transportation)	258	7,645
Brooks Automation, Inc.* (Semiconductors)	860	3,853
Brown Shoe Co., Inc. (Retail)	516	3,736
Bruker Corp.* (Healthcare-Products)	387	3,584
Brunswick Corp. (Leisure Time)	774	3,344
Brush Engineered Materials, Inc.* (Mining)	258	4,321
Buffalo Wild Wings, Inc.* (Retail)	172	5,593
CACI International, Inc.—Class A* (Computers)	258	11,019
Calamos Asset Management, Inc. (Diversified Financial Services)	258	3,640
Calgon Carbon Corp.* (Environmental Control)	387	5,375
California Water Service Group (Water)	258	9,505
Capella Education Co.* (Commercial Services)	129	7,734
Capstead Mortgage Corp. (REIT)	559	7,105
CardioNet, Inc.* (Healthcare-Products)	258	4,211
Carrizo Oil & Gas, Inc.* (Oil & Gas)	344	5,900
Carter’s, Inc.* (Apparel)	430	10,582
Casey’s General Stores, Inc. (Retail)	387	9,942
Cash America International, Inc. (Retail)	215	5,029
Cass Information Systems, Inc. (Banks)	172	5,631
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	301	7,507
Cathay Bancorp, Inc. (Banks)	473	4,498
Cavium Networks, Inc.* (Semiconductors)	301	5,060
CBIZ, Inc.* (Commercial Services)	1,290	9,185
CEC Entertainment, Inc.* (Retail)	215	6,338
Celera Corp.* (Biotechnology)	688	5,249
Centene Corp.* (Healthcare-Services)	344	6,873
Centennial Communications Corp.* (Telecommunications)	559	4,673
Central Garden & Pet Co.—Class A* (Household Products/Wares)	473	4,659
Century Aluminum Co.* (Mining)	516	3,215
Cenveo, Inc.* (Commercial Services)	774	3,274
Cepheid, Inc.* (Healthcare-Products)	559	5,266
Ceradyne, Inc.* (Miscellaneous Manufacturing)	258	4,556
Charming Shoppes, Inc.* (Retail)	946	3,519
Chart Industries, Inc.* (Machinery-Diversified)	258	4,690
Chattem, Inc.* (Cosmetics/Personal Care)	86	5,857
Checkpoint Systems, Inc.* (Electronics)	430	6,747
Cheesecake Factory, Inc.* (Retail)	473	8,183
Chemed Corp. (Commercial Services)	215	8,488
Chemical Financial Corp. (Banks)	430	8,561
Churchill Downs, Inc. (Entertainment)	172	5,790
Cincinnati Bell, Inc.* (Telecommunications)	2,150	6,106
CIRCOR International, Inc. (Metal Fabricate/Hardware)	215	5,076
Cirrus Logic, Inc.* (Semiconductors)	860	3,870
Citi Trends, Inc.* (Retail)	129	3,339
City Holding Co. (Banks)	258	7,833
CKE Restaurants, Inc. (Retail)	688	5,834
CKX, Inc.* (Media)	602	4,268
Clarcor, Inc. (Miscellaneous Manufacturing)	387	11,297
Clean Harbors, Inc.* (Environmental Control)	129	6,965
Clearwater Paper Corp.* (Forest Products & Paper)	129	3,262
Coeur d’Alene Mines Corp.* (Mining)	387	4,760
Coinstar, Inc.* (Commercial Services)	301	8,037
Coldwater Creek, Inc.* (Retail)	645	3,909
Collective Brands, Inc.* (Retail)	473	6,892
Colonial Properties Trust (REIT)	602	4,455
Community Bank System, Inc. (Banks)	559	8,139
Commvault Systems, Inc.* (Software)	344	5,704
Compellent Technologies, Inc.* (Computers)	215	3,279
Complete Production Services, Inc.* (Oil & Gas Services)	946	6,017
Computer Programs & Systems, Inc. (Software)	129	4,942
comScore, Inc.* (Internet)	215	2,864
Comtech Telecommunications Corp.* (Telecommunications)	215	6,854
Conceptus, Inc.* (Healthcare-Products)	301	5,087
Concur Technologies, Inc.* (Software)	301	9,355
CONMED Corp.* (Healthcare-Products)	387	6,006
Conseco, Inc.* (Insurance)	1,720	4,076
Consolidated Communications Holdings, Inc. (Telecommunications)	473	5,539
Contango Oil & Gas Co.* (Oil & Gas)	129	5,481
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	559	5,545
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	215	5,603
Corinthian Colleges, Inc.* (Commercial Services)	559	9,464
Cougar Biotechnology, Inc.* (Biotechnology)	129	5,542
Cousins Properties, Inc. (REIT)	16	136
CRA International, Inc.* (Commercial Services)	172	4,775
Cracker Barrel Old Country Store, Inc. (Retail)	215	5,998
Crocs, Inc.* (Apparel)	602	2,047
See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

CSG Systems International, Inc.* (Software)	473	$6,263
Cubic Corp. (Electronics)	172	6,156
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	430	7,882
Curtiss-Wright Corp. (Aerospace/Defense)	344	10,227
Cyberonics, Inc.* (Healthcare-Products)	301	5,006
CyberSource Corp.* (Internet)	516	7,895
Cymer, Inc.* (Electronics)	258	7,670
Cypress Bioscience, Inc.* (Pharmaceuticals)	473	4,456
Darling International, Inc.* (Environmental Control)	817	5,392
Data Domain, Inc.* (Computers)	301	10,038
DCT Industrial Trust, Inc. (REIT)	1,548	6,316
DealerTrack Holdings, Inc.* (Internet)	387	6,579
Deckers Outdoor Corp.* (Apparel)	86	6,043
Delphi Financial Group, Inc.—Class A (Insurance)	387	7,519
Delta Petroleum Corp.* (Oil & Gas)	1,591	3,071
Deluxe Corp. (Commercial Services)	516	6,610
Denny’s Corp.* (Retail)	1,720	3,698
Developers Diversified Realty Corp. (REIT)	1,247	6,085
Dexcom, Inc.* (Healthcare-Products)	430	2,662
DHT Maritime, Inc. (Transportation)	1,204	6,273
Diamond Foods, Inc. (Food)	172	4,799
DiamondRock Hospitality Co. (REIT)	989	6,191
Digital River, Inc.* (Internet)	301	10,932
Dillards, Inc.—Class A (Retail)	473	4,352
DineEquity, Inc. (Retail)	86	2,682
Diodes, Inc.* (Semiconductors)	258	4,035
Dionex Corp.* (Electronics)	172	10,497
Dolan Media* (Media)	258	3,300
Dollar Financial Corp.* (Commercial Services)	258	3,558
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	172	2,399
Domtar Corp.* (Forest Products & Paper)	387	6,416
Dress Barn, Inc.* (Retail)	473	6,764
Drew Industries, Inc.* (Building Materials)	344	4,186
Drill-Quip, Inc.* (Oil & Gas Services)	258	9,830
Durect Corp.* (Pharmaceuticals)	1,247	2,968
Dycom Industries, Inc.* (Engineering & Construction)	344	3,808
E* TRADE Financial Corp.* (Diversified Financial Services)	3,741	4,788
EarthLink, Inc.* (Internet)	1,075	7,966
East West Bancorp, Inc. (Banks)	688	4,465
EastGroup Properties, Inc. (REIT)	258	8,519
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,365	7,000
Eclipsys Corp.* (Software)	430	7,645
eHealth, Inc.* (Insurance)	258	4,556
Electro Scientific Industries, Inc.* (Electronics)	473	5,288
Electronics for Imaging, Inc.* (Computers)	645	6,876
EMCOR Group, Inc.* (Engineering & Construction)	516	10,382
Emeritus Corp.* (Healthcare-Services)	258	3,408
Employers Holdings, Inc. (Insurance)	473	6,409
Emulex Corp.* (Semiconductors)	645	6,308
Encore Wire Corp. (Electrical Components & Equipment)	258	5,508
EnergySolutions, Inc. (Environmental Control)	602	5,538
EnerSys* (Electrical Components & Equipment)	344	6,257
Ennis, Inc. (Household Products/Wares)	473	5,894
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	301	5,421
Entegris, Inc.* (Semiconductors)	1,376	3,743
Entertainment Properties Trust (REIT)	387	7,972
EPIQ Systems, Inc.* (Software)	344	5,280
Equity Lifestyle Properties, Inc. (REIT)	301	11,191
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	215	9,632
Esterline Technologies Corp.* (Aerospace/Defense)	301	8,148
Euronet Worldwide, Inc.* (Commercial Services)	473	9,171
ev3, Inc.* (Healthcare-Products)	559	5,992
Evercore Partners, Inc.—Class A (Diversified Financial Services)	172	3,378
Exelixis, Inc.* (Biotechnology)	1,032	5,026
Exponent, Inc.* (Commercial Services)	258	6,324
Extra Space Storage, Inc. (REIT)	903	7,540
F.N.B. Corp. (Banks)	903	5,590
Fair Isaac Corp. (Software)	473	7,313
Federal Signal Corp. (Miscellaneous Manufacturing)	688	5,263
FEI Co.* (Electronics)	301	6,893
FelCor Lodging Trust, Inc. (REIT)	860	2,116
Financial Federal Corp. (Diversified Financial Services)	344	7,069
First BanCorp (Banks)	903	3,567
First Commonwealth Financial Corp. (Banks)	1,118	7,088
First Financial Bancorp (Banks)	645	4,850
First Financial Corp. (Banks)	172	5,432
First Merchants Corp. (Banks)	731	5,870
First Midwest Bancorp, Inc. (Banks)	688	5,029
FirstMerit Corp. (Banks)	647	10,986
Flagstone Reinsurance Holdings, Ltd. (Insurance)	731	7,529
Flushing Financial Corp. (Savings & Loans)	473	4,423
Force Protection, Inc.* (Auto Manufacturers)	516	4,561
Forestar Group, Inc.* (Real Estate)	344	4,087
FormFactor, Inc.* (Semiconductors)	473	8,155
Fossil, Inc.* (Household Products/Wares)	387	9,319
FPIC Insurance Group, Inc.* (Insurance)	215	6,583
Franklin Electric Co., Inc. (Hand/Machine Tools)	301	7,802
Franklin Street Properties Corp. (REIT)	516	6,837
Fred’s, Inc. (Retail)	430	5,418
Fresh Del Monte Produce, Inc.* (Food)	344	5,593
Fuller (H.B.) Co. (Chemicals)	516	9,690
FX Energy, Inc.* (Oil & Gas)	817	3,096
Gartner Group, Inc.* (Commercial Services)	516	7,874
General Communication, Inc.—Class A* (Telecommunications)	602	4,172
General Maritime Corp. (Oil & Gas Services)	602	5,954
Genesco, Inc.* (Retail)	215	4,044
Genesee & Wyoming, Inc.—Class A* (Transportation)	301	7,980
Genoptix, Inc.* (Healthcare-Services)	172	5,502
GeoEye, Inc.* (Telecommunications)	172	4,052
GFI Group, Inc. (Diversified Financial Services)	559	3,768
Glacier Bancorp, Inc. (Banks)	559	8,256
Glatfelter (Forest Products & Paper)	688	6,123
Global Cash Access Holdings, Inc.* (Commercial Services)	387	3,081
Global Industries, Ltd.* (Oil & Gas Services)	1,032	5,841
Globecomm Systems, Inc.* (Telecommunications)	602	4,328
GMX Resources, Inc.* (Oil & Gas)	387	4,118
Golar LNG, Ltd. (Transportation)	473	4,044
Goodrich Petroleum Corp.* (Oil & Gas)	258	6,344
GrafTech International, Ltd.* (Electrical Components & Equipment)	989	11,186
Gran Tierra Energy, Inc.* (Oil & Gas)	1,763	6,082
Granite Construction, Inc. (Engineering & Construction)	258	8,586
Graphic Packaging Holding Co.* (Packaging & Containers)	1,247	2,282
Greatbatch, Inc.* (Electrical Components & Equipment)	258	5,833
Group 1 Automotive, Inc. (Retail)	215	5,594
GulfMark Offshore, Inc.* (Transportation)	301	8,308
Haemonetics Corp.* (Healthcare-Products)	172	9,804
Halozyme Therapeutics, Inc.* (Biotechnology)	860	5,994
Hancock Holding Co. (Banks)	215	6,985
Harleysville National Corp. (Banks)	946	4,446
Harmonic, Inc.* (Telecommunications)	1,075	6,332
Harris Stratex Networks, Inc.—Class A* (Telecommunications)	645	4,180

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Harte-Hanks, Inc. (Advertising)	602	$5,568
Hatteras Financial Corp. (REIT)	258	7,376
Haynes International, Inc.* (Metal Fabricate/Hardware)	172	4,076
Headwaters, Inc.* (Energy-Alternate Sources)	817	2,745
Healthcare Realty Trust, Inc. (REIT)	602	10,132
Healthcare Services Group, Inc. (Commercial Services)	430	7,688
HEALTHSOUTH Corp.* (Healthcare-Services)	559	8,072
HealthSpring, Inc.* (Healthcare-Services)	430	4,670
Healthways, Inc.* (Healthcare-Services)	301	4,048
Heartland Express, Inc. (Transportation)	516	7,596
Heartland Payment Systems, Inc. (Commercial Services)	387	3,704
HEICO Corp. (Aerospace/Defense)	215	7,796
Heidrick & Struggles International, Inc. (Commercial Services)	301	5,493
Helen of Troy, Ltd.* (Household Products/Wares)	344	5,776
Hercules Offshore, Inc.* (Oil & Gas Services)	1,290	5,121
Herman Miller, Inc. (Office Furnishings)	473	7,256
Hexcel Corp.* (Aerospace/Defense Equipment)	860	8,196
Highwoods Properties, Inc. (REIT)	516	11,543
HMS Holdings Corp.* (Commercial Services)	215	8,755
Home Federal Bancorp, Inc. (Savings & Loans)	473	4,820
Home Properties, Inc. (REIT)	344	11,730
Horace Mann Educators Corp. (Insurance)	473	4,716
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	387	8,278
Horsehead Holding Corp.* (Mining)	473	3,524
Hot Topic, Inc.* (Retail)	516	3,772
HSN, Inc.* (Retail)	387	4,091
Hub Group, Inc.—Class A* (Transportation)	301	6,213
Human Genome Sciences, Inc.* (Biotechnology)	1,075	3,075
Huron Consulting Group, Inc.* (Commercial Services)	172	7,952
Iconix Brand Group, Inc.* (Apparel)	559	8,597
ICU Medical, Inc.* (Healthcare-Products)	172	7,078
II-VI, Inc.* (Electronics)	258	5,720
Immucor, Inc.* (Healthcare-Products)	516	7,100
ImmunoGen, Inc.* (Biotechnology)	645	5,553
Impax Laboratories, Inc.* (Pharmaceuticals)	473	3,481
Independent Bank Corp./MA (Banks)	387	7,624
Infinera Corp.* (Telecommunications)	559	5,104
Infinity Property & Casualty Corp. (Insurance)	258	9,407
Informatica Corp.* (Software)	645	11,088
Information Services Group, Inc.* (Commercial Services)	1,419	4,271
Inland Real Estate Corp. (REIT)	1,247	8,729
Innospec, Inc. (Chemicals)	301	3,236
Insight Enterprises, Inc.* (Retail)	387	3,738
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	258	4,378
Insteel Industries, Inc. (Miscellaneous Manufacturing)	430	3,543
InterDigital, Inc.* (Telecommunications)	344	8,407
Interface, Inc.—Class A (Office Furnishings)	516	3,199
Intermec, Inc.* (Machinery-Diversified)	645	8,320
Interval Leisure Group, Inc.* (Leisure Time)	344	3,206
Intevac, Inc.* (Machinery-Diversified)	473	4,120
Invacare Corp. (Healthcare-Products)	430	7,589
inVentiv Health, Inc.* (Advertising)	344	4,654
ION Geophysical Corp.* (Oil & Gas Services)	1,161	2,984
IPC Holdings, Ltd. (Insurance)	344	9,405
IPC The Hospitalist Co.* (Healthcare-Services)	129	3,443
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	688	11,352
J. Crew Group, Inc.* (Retail)	301	8,133
j2 Global Communications, Inc.* (Internet)	430	9,701
Jack Henry & Associates, Inc. (Computers)	688	14,276
Jack in the Box, Inc.* (Retail)	516	11,584
Jackson Hewitt Tax Service, Inc. (Commercial Services)	473	2,961
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	473	6,069
James River Coal Co.* (Coal)	301	4,554
JetBlue Airways Corp.* (Airlines)	1,849	7,895
Jo-Ann Stores, Inc.* (Retail)	258	5,333
John Bean Technologies Corp. (Miscellaneous Manufacturing)	301	3,769
Jones Apparel Group, Inc. (Apparel)	731	7,844
Jos. A. Bank Clothiers, Inc.* (Retail)	172	5,927
K-Swiss, Inc.—Class A (Apparel)	645	5,482
Kaiser Aluminum Corp. (Mining)	172	6,177
Kaman Corp. (Aerospace/Defense)	301	5,027
Kaydon Corp. (Metal Fabricate/Hardware)	258	8,400
KBW, Inc.* (Diversified Financial Services)	215	6,183
Kelly Services, Inc.—Class A (Commercial Services)	559	6,121
Kenexa Corp.* (Commercial Services)	301	3,483
Key Energy Services, Inc.* (Oil & Gas Services)	1,376	7,926
Keynote Systems, Inc.* (Internet)	473	3,614
Kforce, Inc.* (Commercial Services)	645	5,334
Kindred Healthcare, Inc.* (Healthcare-Services)	344	4,255
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	688	11,730
Knight Transportation, Inc. (Transportation)	516	8,540
Knightsbridge Tankers, Ltd. (Transportation)	344	4,692
Kopin Corp.* (Semiconductors)	903	3,314
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	215	5,670
L-1 Identity Solutions, Inc.* (Electronics)	731	5,658
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	172	5,172
Laclede Group, Inc. (Gas)	258	8,548
Ladish Co., Inc.* (Metal Fabricate/Hardware)	301	3,904
Lakeland Financial Corp. (Banks)	258	4,902
Lancaster Colony Corp. (Miscellaneous Manufacturing)	172	7,580
Lance, Inc. (Food)	344	7,957
Landauer, Inc. (Commercial Services)	129	7,913
LaSalle Hotel Properties (REIT)	516	6,367
Lawson Software, Inc.* (Software)	1,376	7,678
Lexington Realty Trust (REIT)	1,161	3,947
LHC Group, Inc.* (Healthcare-Services)	172	3,820
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	1,161	3,320
Littelfuse, Inc.* (Electrical Components & Equipment)	301	6,008
Live Nation, Inc.* (Commercial Services)	903	4,389
Liz Claiborne, Inc. (Apparel)	1,333	3,839
Loral Space & Communications, Inc.* (Telecommunications)	86	2,215
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,161	3,971
Lufkin Industries, Inc. (Oil & Gas Services)	172	7,233
Luminex Corp.* (Healthcare-Products)	344	6,378
M&F Worldwide Corp.* (Food)	172	3,440
Magellan Health Services, Inc.* (Healthcare-Services)	301	9,879
MainSource Financial Group, Inc. (Banks)	516	3,829
ManTech International Corp.—Class A* (Software)	172	7,403
Marcus Corp. (Lodging)	430	4,524
MarketAxess Holdings, Inc.* (Diversified Financial Services)	344	3,278
Martek Biosciences Corp. (Biotechnology)	387	8,185
Masimo Corp.* (Healthcare-Products)	430	10,367
MasTec, Inc.* (Telecommunications)	430	5,040
Matrix Service Co.* (Oil & Gas Services)	344	3,949
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	301	9,367
Max Capital Group, Ltd. (Insurance)	387	7,144
MB Financial, Inc. (Banks)	602	6,134

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

McGrath Rentcorp (Commercial Services)	258	$4,917
McMoRan Exploration Co.* (Oil & Gas)	817	4,869
Meadowbrook Insurance Group, Inc. (Insurance)	817	5,335
Medarex, Inc.* (Pharmaceuticals)	946	7,899
MedAssets, Inc.* (Software)	344	6,691
Mediacom Communications Corp.—Class A* (Media)	688	3,516
Medical Properties Trust, Inc. (REIT)	860	5,220
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	473	7,719
Mentor Graphics Corp.* (Computers)	903	4,939
MercadoLibre, Inc.* (Commercial Services)	172	4,623
Meridian Bioscience, Inc. (Healthcare-Products)	301	6,797
Merit Medical Systems, Inc.* (Healthcare-Products)	387	6,308
Meritage Homes Corp.* (Home Builders)	215	4,055
MF Global, Ltd.* (Diversified Financial Services)	387	2,295
MFA Financial, Inc. (REIT)	1,591	11,010
MGE Energy, Inc. (Electric)	344	11,541
MGIC Investment Corp. (Insurance)	731	3,216
Microsemi Corp.* (Semiconductors)	645	8,901
Mid-America Apartment Communities, Inc. (REIT)	258	9,471
Middlesex Water Co. (Water)	559	8,078
MKS Instruments, Inc.* (Semiconductors)	602	7,940
Mobile Mini, Inc.* (Storage/Warehousing)	473	6,939
ModusLink Global Solutions, Inc.* (Internet)	516	3,540
Momenta Pharmaceuticals, Inc.* (Biotechnology)	344	4,138
Monolithic Power Systems, Inc.* (Semiconductors)	301	6,745
Montpelier Re Holdings, Ltd. (Insurance)	215	2,857
Moog, Inc.—Class A* (Aerospace/Defense)	344	8,879
Move, Inc.* (Internet)	1,548	3,344
MPS Group, Inc.* (Commercial Services)	1,204	9,199
MSC. Software Corp.* (Software)	989	6,587
Mueller Industries, Inc. (Metal Fabricate/Hardware)	344	7,155
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,075	4,021
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	150	698
NATCO Group, Inc.—Class A* (Oil & Gas Services)	215	7,078
National CineMedia, Inc. (Entertainment)	344	4,733
National Financial Partners (Diversified Financial Services)	344	2,518
National Penn Bancshares, Inc. (Banks)	1,204	5,550
National Presto Industries, Inc. (Housewares)	86	6,545
National Retail Properties, Inc. (REIT)	645	11,191
Natus Medical, Inc.* (Healthcare-Products)	430	4,962
Navigant Consulting Co.* (Commercial Services)	516	6,667
NBT Bancorp, Inc. (Banks)	387	8,402
Nektar Therapeutics* (Biotechnology)	774	5,016
Neogen Corp.* (Pharmaceuticals)	215	6,231
Net 1 UEPS Technologies, Inc.* (Commercial Services)	430	5,844
Netezza Corp.* (Computers)	516	4,293
NETGEAR, Inc.* (Telecommunications)	344	4,957
Netlogic Microsystems, Inc.* (Semiconductors)	172	6,271
Neutral Tandem, Inc.* (Telecommunications)	215	6,347
NewAlliance Bancshares, Inc. (Savings & Loans)	946	10,879
NewMarket Corp. (Chemicals)	86	5,790
Newpark Resources, Inc.* (Oil & Gas Services)	1,333	3,799
Newport Corp.* (Electronics)	860	4,979
NIC, Inc. (Internet)	688	4,658
Nicor, Inc. (Gas)	387	13,398
Nordson Corp. (Machinery-Diversified)	258	9,974
Northwest Natural Gas Co. (Gas)	258	11,435
Novatel Wireless, Inc.* (Telecommunications)	387	3,491
NPS Pharmaceuticals, Inc.* (Biotechnology)	860	4,008
NTELOS Holdings Corp. (Telecommunications)	301	5,544
Nu Skin Enterprises, Inc. (Retail)	516	7,895
NuVasive, Inc.* (Healthcare-Products)	258	11,507
Ocwen Financial Corp.* (Diversified Financial Services)	301	3,904
OfficeMax, Inc. (Retail)	774	4,861
Old Dominion Freight Line, Inc.* (Transportation)	215	7,218
Old National Bancorp (Banks)	860	8,445
Olin Corp. (Chemicals)	731	8,692
OM Group, Inc.* (Chemicals)	258	7,487
OMEGA Healthcare Investors, Inc. (REIT)	903	14,015
Omnicell, Inc.* (Software)	387	4,160
Omniture, Inc.* (Commercial Services)	559	7,021
OmniVision Technologies, Inc.* (Semiconductors)	516	5,361
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	430	12,152
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	215	3,219
optionsXpress Holdings, Inc. (Diversified Financial Services)	344	5,342
Orbital Sciences Corp.* (Aerospace/Defense)	602	9,132
Orient-Express Hotels, Ltd.—Class A (Lodging)	516	4,381
Oriental Financial Group, Inc. (Banks)	301	2,920
Orion Marine Group, Inc.* (Engineering & Construction)	172	3,268
Orthofix International N.V.* (Healthcare-Products)	215	5,377
Orthovita, Inc.* (Healthcare-Products)	731	3,765
Otter Tail Corp. (Electric)	344	7,513
Owens & Minor, Inc. (Distribution/Wholesale)	301	13,190
Pacific Sunwear of California, Inc.* (Retail)	688	2,319
PacWest Bancorp (Banks)	301	3,961
PAETEC Holding Corp.* (Telecommunications)	1,247	3,367
Palm, Inc.* (Computers)	516	8,550
Palomar Medical Technologies, Inc.* (Healthcare-Products)	215	3,152
Papa John’s International, Inc.* (Retail)	258	6,396
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	344	5,212
Parametric Technology Corp.* (Software)	903	10,556
PAREXEL International Corp.* (Commercial Services)	430	6,183
Park Electrochemical Corp. (Electronics)	344	7,406
Parker Drilling Co.* (Oil & Gas)	1,376	5,972
PDL BioPharma, Inc. (Biotechnology)	989	7,813
Pegasystems, Inc. (Software)	172	4,537
Penn Virginia Corp. (Oil & Gas)	473	7,743
Perot Systems Corp.—Class A* (Computers)	688	9,859
PetMed Express, Inc.* (Pharmaceuticals)	344	5,170
Petroleum Development* (Oil & Gas)	301	4,723
PetroQuest Energy, Inc.* (Oil & Gas)	602	2,221
Pharmasset, Inc.* (Pharmaceuticals)	344	3,870
PharMerica Corp.* (Pharmaceuticals)	344	6,753
Phase Forward, Inc.* (Software)	430	6,497
PHH Corp.* (Commercial Services)	387	7,036
PHI, Inc.* (Transportation)	172	2,948
PICO Holdings, Inc.* (Water)	215	6,170
Piedmont Natural Gas Co., Inc. (Gas)	559	13,477
Pinnacle Entertainment, Inc.* (Entertainment)	516	4,794
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	172	7,511
Plantronics, Inc. (Telecommunications)	430	8,131
Platinum Underwriters Holdings, Ltd. (Insurance)	387	11,064
Plexus Corp.* (Electronics)	387	7,918
PNM Resources, Inc. (Electric)	731	7,829
Polaris Industries, Inc. (Leisure Time)	215	6,906
Polycom, Inc.* (Telecommunications)	602	12,203
PolyOne Corp.* (Chemicals)	1,462	3,962
Polypore International, Inc.* (Miscellaneous Manufacturing)	301	3,347
Portland General Electric Co. (Electric)	602	11,727
Post Properties, Inc. (REIT)	430	5,779
Potlatch Corp. (Forest Products & Paper)	387	9,400
Powell Industries, Inc.* (Electrical Components & Equipment)	129	4,782

See accompanying notes to the financial statements.

64

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Power Integrations, Inc. (Semiconductors)	258	$6,138
Powerwave Technologies, Inc.* (Telecommunications)	1,591	2,562
Premiere Global Services, Inc.* (Telecommunications)	559	6,060
PrivateBancorp, Inc. (Banks)	215	4,782
ProAssurance Corp.* (Insurance)	301	13,909
Progress Software Corp.* (Software)	473	10,013
Prospect Capital Corp. (Investment Companies)	344	3,165
Prosperity Bancshares, Inc. (Banks)	344	10,262
Provident New York Bancorp (Savings & Loans)	989	8,031
PSS World Medical, Inc.* (Healthcare-Products)	516	9,551
Psychiatric Solutions, Inc.* (Healthcare-Services)	344	7,823
Quanex Building Products Corp. (Building Materials)	473	5,307
Quantum Corp.* (Computers)	2,322	1,927
Quest Software, Inc.* (Software)	602	8,392
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	645	3,225
Quidel Corp.* (Healthcare-Products)	344	5,009
Quiksilver, Inc.* (Apparel)	1,290	2,387
Rackspace Hosting, Inc.* (Internet)	473	6,556
Radian Group, Inc. (Insurance)	774	2,105
Raven Industries, Inc. (Miscellaneous Manufacturing)	215	5,504
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	301	6,155
RC2 Corp.* (Toys/Games/Hobbies)	172	2,276
RCN Corp.* (Telecommunications)	602	3,594
Redwood Trust, Inc. (REIT)	559	8,251
Regal-Beloit Corp. (Hand/Machine Tools)	473	18,788
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	430	7,706
Regis Corp. (Retail)	430	7,486
RehabCare Group, Inc.* (Healthcare-Services)	172	4,116
Renasant Corp. (Banks)	387	5,813
Rent-A-Center, Inc.* (Commercial Services)	516	9,200
Res-Care, Inc.* (Healthcare-Services)	430	6,149
Resources Connection, Inc.* (Commercial Services)	430	7,383
RF Micro Devices, Inc.* (Telecommunications)	1,892	7,114
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	301	3,648
Rimage Corp.* (Computers)	258	4,285
Riverbed Technology, Inc.* (Computers)	387	8,975
RLI Corp. (Insurance)	258	11,558
Robbins & Myers, Inc. (Machinery-Diversified)	258	4,966
Rock-Tenn Co.—Class A (Forest Products & Paper)	301	11,486
Rockwood Holdings, Inc.* (Chemicals)	473	6,925
Rofin-Sinar Technologies, Inc.* (Electronics)	301	6,023
Rollins, Inc. (Commercial Services)	387	6,699
Rosetta Resources, Inc.* (Oil & Gas)	688	6,020
RTI Biologics, Inc.* (Healthcare-Products)	688	2,952
RTI International Metals, Inc.* (Mining)	301	5,319
Ruby Tuesday, Inc.* (Retail)	473	3,150
Ruddick Corp. (Food)	430	10,075
S.Y. Bancorp, Inc. (Banks)	215	5,197
S1 Corp.* (Internet)	774	5,341
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	516	5,093
Sally Beauty Holdings, Inc.* (Retail)	946	6,017
Sanderson Farms, Inc. (Food)	172	7,740
Sandy Spring Bancorp, Inc. (Banks)	344	5,057
Sapient Corp.* (Internet)	860	5,409
Savient Pharmaceuticals, Inc.* (Biotechnology)	301	4,172
SAVVIS, Inc.* (Telecommunications)	387	4,435
ScanSource, Inc.* (Distribution/Wholesale)	301	7,381
SCBT Financial Corp. (Banks)	258	6,112
School Specialty, Inc.* (Retail)	344	6,952
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	172	4,680
Seattle Genetics, Inc.* (Biotechnology)	860	8,359
Selective Insurance Group, Inc. (Insurance)	602	7,688
Semtech Corp.* (Semiconductors)	602	9,578
Sensient Technologies Corp. (Chemicals)	473	10,676
Shenandoah Telecommunications Co. (Telecommunications)	258	5,235
ShoreTel, Inc.* (Telecommunications)	430	3,440
Shuffle Master, Inc.* (Entertainment)	559	3,695
Signature Bank* (Banks)	301	8,163
Silicon Graphics International Corp.* (Computers)	989	4,490
Simmons First National Corp.—Class A (Banks)	215	5,745
Simpson Manufacturing Co., Inc. (Building Materials)	387	8,367
Sinclair Broadcast Group, Inc.—Class A (Media)	1,720	3,337
Skechers U.S.A., Inc.—Class A* (Apparel)	430	4,201
SkyWest, Inc. (Airlines)	645	6,579
Skyworks Solutions, Inc.* (Semiconductors)	1,161	11,355
Smart Balance, Inc.* (Food)	688	4,685
Smith Corp. (Miscellaneous Manufacturing)	258	8,403
Smith Micro Software, Inc.* (Software)	430	4,223
Solera Holdings, Inc.* (Software)	473	12,014
Solutia, Inc.* (Chemicals)	774	4,458
Sonic Automotive, Inc. (Retail)	215	2,184
Sonic Corp.* (Retail)	774	7,763
SONICWALL, Inc.* (Internet)	1,075	5,891
SonoSite, Inc.* (Healthcare-Products)	301	6,038
Sonus Networks, Inc.* (Telecommunications)	2,107	3,392
Sotheby’s (Commercial Services)	258	3,640
Southside Bancshares, Inc. (Banks)	301	6,884
Southwest Gas Corp. (Gas)	516	11,460
Spartan Motors, Inc. (Auto Parts & Equipment)	258	2,923
Spartech Corp. (Chemicals)	258	2,371
Spherion Corp.* (Commercial Services)	559	2,303
SPSS, Inc.* (Software)	258	8,609
SRA International, Inc.—Class A* (Computers)	344	6,041
Stage Stores, Inc. (Retail)	430	4,773
Standard Microsystems Corp.* (Semiconductors)	344	7,035
Standard Pacific Corp.* (Home Builders)	1,204	2,444
Starent Networks Corp.* (Software)	215	5,248
Stein Mart, Inc.* (Retail)	258	2,286
StellarOne Corp. (Banks)	301	3,898
Stepan Co. (Chemicals)	129	5,697
STERIS Corp. (Healthcare-Products)	473	12,336
Sterling Bancorp (Banks)	774	6,463
Sterling Bancshares, Inc. (Banks)	946	5,988
Steven Madden, Ltd.* (Apparel)	215	5,472
Stewart Enterprises, Inc.—Class A (Commercial Services)	860	4,145
Stifel Financial Corp.* (Diversified Financial Services)	215	10,339
Stone Energy Corp.* (Oil & Gas)	473	3,510
Sun Communities, Inc. (REIT)	430	5,925
Sun Healthcare Group, Inc.* (Healthcare-Services)	645	5,444
Sunstone Hotel Investors, Inc. (REIT)	818	4,376
Superior Industries International, Inc. (Auto Parts & Equipment)	387	5,457
Susquehanna Bancshares, Inc. (Banks)	1,333	6,518
SVB Financial Group* (Banks)	215	5,852
Swift Energy Co.* (Oil & Gas)	516	8,591
Sycamore Networks, Inc.* (Telecommunications)	1,935	6,057
Sykes Enterprises, Inc.* (Computers)	387	7,001
Symmetry Medical, Inc.* (Healthcare-Products)	516	4,809
Symyx Technologies, Inc.* (Chemicals)	430	2,516
Syniverse Holdings, Inc.* (Telecommunications)	473	7,582
SYNNEX Corp.* (Software)	215	5,373
Take-Two Interactive Software, Inc. (Software)	559	5,294
Taleo Corp.—Class A* (Software)	301	5,499
Tanger Factory Outlet Centers, Inc. (REIT)	301	9,761
TD Ameritrade Holding Corp.* (Diversified Financial Services)	188	3,298
Technitrol, Inc. (Electronics)	430	2,782

See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks, continued
	Shares	Value

Tekelec* (Telecommunications)	602	$10,132
Teledyne Technologies, Inc.* (Aerospace/Defense)	301	9,858
TeleTech Holdings, Inc.* (Commercial Services)	301	4,560
Tempur-Pedic International, Inc. (Home Furnishings)	516	6,744
Tennant Co. (Machinery-Diversified)	301	5,535
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	430	4,558
Terremark Worldwide, Inc.* (Internet)	774	4,474
Tessera Technologies, Inc.* (Semiconductors)	344	8,700
Tetra Tech, Inc.* (Environmental Control)	430	12,319
TETRA Technologies, Inc.* (Oil & Gas Services)	860	6,846
Texas Capital Bancshares, Inc.* (Banks)	473	7,317
Texas Roadhouse, Inc.—Class A* (Retail)	516	5,630
The Andersons, Inc. (Agriculture)	172	5,150
The Buckle, Inc. (Retail)	215	6,831
The Cato Corp.—Class A (Retail)	344	5,999
The Children’s Place Retail Stores, Inc.* (Retail)	215	5,682
The Corporate Executive Board Co. (Commercial Services)	344	7,141
The Geo Group, Inc.* (Commercial Services)	430	7,989
The Gymboree Corp.* (Apparel)	215	7,628
The Hain Celestial Group, Inc.* (Food)	430	6,712
The Men’s Wearhouse, Inc. (Retail)	473	9,072
The Pantry, Inc.* (Retail)	215	3,569
The Pep Boys-Manny, Moe & Jack (Retail)	473	4,796
The Phoenix Cos., Inc. (Insurance)	1,075	1,795
The Ryland Group, Inc. (Home Builders)	344	5,779
The Timberland Co.—Class A* (Apparel)	516	6,847
The Ultimate Software Group, Inc.* (Software)	258	6,254
The Warnaco Group, Inc.* (Apparel)	344	11,146
The Wet Seal, Inc.—Class A* (Retail)	1,247	3,828
Theravance, Inc.* (Pharmaceuticals)	430	6,295
Thoratec Corp.* (Healthcare-Products)	430	11,515
THQ, Inc.* (Software)	645	4,618
Tibco Software, Inc.* (Internet)	1,505	10,791
Ticketmaster Entertainment, Inc.* (Commercial Services)	473	3,037
Titan International, Inc. (Auto Parts & Equipment)	473	3,533
TiVo, Inc.* (Home Furnishings)	774	8,112
TNS, Inc.* (Commercial Services)	215	4,031
Tower Group, Inc. (Insurance)	344	8,524
Tractor Supply Co.* (Retail)	258	10,661
TradeStation Group, Inc.* (Diversified Financial Services)	774	6,548
Tredegar Corp. (Miscellaneous Manufacturing)	430	5,728
TreeHouse Foods, Inc.* (Food)	258	7,423
TriQuint Semiconductor, Inc.* (Semiconductors)	1,247	6,622
Triumph Group, Inc. (Aerospace/Defense)	172	6,880
True Religion Apparel, Inc.* (Apparel)	258	5,753
TrueBlue, Inc.* (Commercial Services)	731	6,140
TrustCo Bank Corp. NY (Banks)	1,204	7,116
Trustmark Corp. (Banks)	473	9,138
TTM Technologies, Inc.* (Electronics)	645	5,134
Tupperware Corp. (Household Products/Wares)	430	11,189
Tutor Perini Corp.* (Engineering & Construction)	215	3,732
Tyler Technologies, Inc.* (Computers)	473	7,388
UAL Corp.* (Airlines)	1,290	4,115
UIL Holdings Corp. (Electric)	387	8,688
UMB Financial Corp. (Banks)	301	11,441
Umpqua Holdings Corp. (Banks)	602	4,672
Union Bankshares Corp. (Banks)	215	3,219
Unisource Energy Corp. (Electric)	344	9,130
Unisys Corp.* (Computers)	2,881	4,350
United Fire & Casualty Co. (Insurance)	344	5,900
United Natural Foods, Inc.* (Food)	344	9,030
United Online, Inc. (Internet)	903	5,879
United Rentals, Inc.* (Commercial Services)	774	5,023
United Stationers, Inc.* (Distribution/Wholesale)	215	7,499
Universal Forest Products, Inc. (Building Materials)	215	7,114
Universal Health Realty Income Trust (REIT)	301	9,488
US Airways Group, Inc.* (Airlines)	1,591	3,866
USEC, Inc.* (Mining)	989	5,261
VAALCO Energy, Inc.* (Oil & Gas)	989	4,183
Valassis Communications, Inc.* (Commercial Services)	430	2,627
ValueClick, Inc.* (Internet)	774	8,142
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	172	2,024
Varian, Inc.* (Electronics)	258	10,173
Veeco Instruments, Inc.* (Semiconductors)	387	4,485
VeriFone Holdings, Inc.* (Software)	645	4,844
ViaSat, Inc.* (Telecommunications)	258	6,615
Vignette Corp.* (Internet)	301	3,958
ViroPharma, Inc.* (Pharmaceuticals)	731	4,335
VistaPrint, Ltd.* (Commercial Services)	258	11,004
VIVUS, Inc.* (Healthcare-Products)	731	4,444
Vocus, Inc.* (Internet)	215	4,248
Volcano Corp.* (Healthcare-Products)	430	6,011
W&T Offshore, Inc. (Oil & Gas)	602	5,863
W.R. Grace & Co.* (Chemicals)	559	6,915
Walter Investment Management Corp.* (REIT)	129	1,713
Washington REIT (REIT)	473	10,581
Washington Trust Bancorp, Inc. (Banks)	301	5,367
Watsco, Inc. (Distribution/Wholesale)	129	6,312
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	301	11,297
Watts Water Technologies, Inc.—Class A (Electronics)	344	7,410
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	731	4,912
WD-40 Co. (Household Products/Wares)	258	7,482
Websense, Inc.* (Internet)	430	7,671
Webster Financial Corp. (Banks)	645	5,192
WellCare Health Plans, Inc.* (Healthcare-Services)	301	5,565
Werner Enterprises, Inc. (Transportation)	430	7,792
WesBanco, Inc. (Banks)	387	5,627
West Pharmaceutical Services, Inc. (Healthcare-Products)	344	11,988
Westamerica Bancorp (Banks)	215	10,666
Westfield Financial, Inc. (Banks)	817	7,402
Weyco Group, Inc. (Apparel)	172	3,971
WGL Holdings, Inc. (Gas)	430	13,769
Willbros Group, Inc.* (Oil & Gas Services)	473	5,917
Winn-Dixie Stores, Inc.* (Food)	516	6,471
Wintrust Financial Corp. (Banks)	301	4,840
Wolverine World Wide, Inc. (Apparel)	516	11,383
Woodward Governor Co. (Electronics)	473	9,365
World Acceptance Corp.* (Diversified Financial Services)	172	3,425
World Fuel Services Corp. (Retail)	258	10,637
World Wrestling Entertainment, Inc. (Entertainment)	473	5,941
Worthington Industries, Inc. (Metal Fabricate/Hardware)	559	7,150
Wright Express Corp.* (Commercial Services)	344	8,762
Wright Medical Group, Inc.* (Healthcare-Products)	430	6,992
XenoPort, Inc.* (Pharmaceuticals)	301	6,974
Zenith National Insurance Corp. (Insurance)	430	9,348
Zep, Inc. (Chemicals)	258	3,109
Zoll Medical Corp.* (Healthcare-Products)	301	5,821
Zoran Corp.* (Semiconductors)	516	5,624

TOTAL COMMON STOCKS
(Cost $4,538,623)		5,001,477

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2009

Repurchase Agreements (61.7%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,875,000 (Collateralized by $2,861,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,932,677)	$2,875,000	$2,875,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $836,000 (Collateralized by $850,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $856,199)	836,000	836,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,084,001 (Collateralized by $3,889,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $4,167,339)	4,084,000	4,084,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $40,000 (Collateralized by $43,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $43,168)	40,000	40,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,835,000)		7,835,000

TOTAL INVESTMENT SECURITIES
(Cost $12,373,623)—101.1%		12,836,477
Net other assets (liabilities)—(1.1)%		(137,873)

NET ASSETS—100.0%		$12,698,604

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $2,900,000.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $6,578,000)	130	$205,498

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$13,945,280	$(63,750)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	NM
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	NM
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	NM
Auto Parts & Equipment	NM
Banks	2.6%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	0.8%
Coal	NM
Commercial Services	3.1%
Computers	1.0%
Cosmetics/Personal Care	NM
Distribution/Wholesale	0.5%
Diversified Financial Services	0.6%
Electric	0.6%
Electrical Components & Equipment	0.4%
Electronics	1.3%
Energy-Alternate Sources	NM
Engineering & Construction	0.2%
Entertainment	0.2%
Environmental Control	0.2%
Food	0.7%
Forest Products & Paper	0.4%
Gas	0.6%
Hand/Machine Tools	0.4%
Healthcare-Products	2.0%
Healthcare-Services	0.6%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	1.5%
Internet	1.1%
Investment Companies	0.2%
Leisure Time	0.1%
Lodging	NM
Machinery-Construction & Mining	0.1%
Machinery-Diversified	0.3%
Media	NM
Metal Fabricate/Hardware	0.4%
Mining	0.1%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.1%
Oil & Gas	1.1%
Oil & Gas Services	0.9%
Packaging & Containers	NM
Pharmaceuticals	1.1%
REIT	2.7%
Real Estate	NM
Retail	2.1%
Savings & Loans	0.3%
Semiconductors	1.2%
Software	2.0%
Storage/Warehousing	0.1%
Telecommunications	1.9%
Toys/Games/Hobbies	0.1%
Transportation	1.0%
Trucking & Leasing	NM
Water	0.3%
Other**	60.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

67

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$12,373,623

Securities, at value	5,001,477
Repurchase agreements, at value	7,835,000

Total Investment Securities, at value	12,836,477
Cash	4,783
Segregated cash balances with brokers for futures contracts	526,500
Dividends and interest receivable	5,687
Receivable for capital shares issued	6,411
Receivable for investments sold	8,729
Prepaid expenses	109

Total Assets	13,388,696

Liabilities:
Payable for capital shares redeemed	92,361
Payable for closed swap positions	465,196
Unrealized loss on swap agreements	63,750
Variation margin on futures contracts	32,500
Advisory fees payable	8,048
Management services fees payable	1,073
Administration fees payable	504
Administrative services fees payable	6,197
Distribution fees payable	5,640
Trustee fees payable	1
Transfer agency fees payable	802
Fund accounting fees payable	1,013
Compliance services fees payable	323
Other accrued expenses	12,684

Total Liabilities	690,092

Net Assets	$12,698,604

Net Assets consist of:
Capital	$47,706,397
Accumulated net investment income (loss)	(33,880)
Accumulated net realized gains (losses) on investments	(35,578,515)
Net unrealized appreciation (depreciation) on investments	604,602

Net Assets	$12,698,604

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,746,722

Net Asset Value (offering and redemption price per share)	$7.27

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$59,838
Interest	4,475

Total Investment Income	64,313

Expenses:
Advisory fees	52,853
Management services fees	7,047
Administration fees	3,088
Transfer agency fees	4,785
Administrative services fees	21,166
Distribution fees	17,618
Custody fees	6,470
Fund accounting fees	9,332
Trustee fees	87
Compliance services fees	8
Other fees	10,615

Total Gross Expenses before reductions	133,069
Less Expenses reduced by the Advisor	(16,949)

Total Net Expenses	116,120

Net Investment Income (Loss)	(51,807)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(500,775)
Net realized gains (losses) on futures contracts	(338,210)
Net realized gains (losses) on swap agreements	1,883,995
Change in net unrealized appreciation/depreciation on investments	(1,684,725)

Net Realized and Unrealized Gains (Losses) on Investments	(639,715)

Change in Net Assets Resulting from Operations	$(691,522)

See accompanying notes to the financial statements.

68

PROFUNDS VP ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(51,807)	$17,927
Net realized gains (losses) on investments	1,045,010	(17,185,310)
Change in net unrealized appreciation/depreciation on investments	(1,684,725)	365,894

Change in net assets resulting from operations	(691,522)	(16,801,489)

Distributions to Shareholders From:
Net investment income	—	(261,358)

Change in net assets resulting from distributions	—	(261,358)

Capital Transactions:
Proceeds from shares issued	138,983,079	380,340,009
Dividends reinvested	—	233,344
Value of shares redeemed	(148,362,331)	(364,281,782)

Change in net assets resulting from capital transactions	(9,379,252)	16,291,571

Change in net assets	(10,070,774)	(771,276)
Net Assets:
Beginning of period	22,769,378	23,540,654

End of period	$12,698,604	$22,769,378

Accumulated net investment income (loss)	$(33,880)	$17,927

Share Transactions:
Issued	22,427,774	28,250,897
Reinvested	—	12,191
Redeemed	(23,610,661)	(26,346,979)

Change in shares	(1,182,887)	1,916,109

See accompanying notes to the financial statements.

69

PROFUNDS VP ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$7.77		$23.23	$27.10	$21.51	$30.75	$29.20

Investment Activities:
Net investment income (loss)(a)	(0.02)		0.01	0.17	0.20	0.01	(0.21)
Net realized and unrealized gains (losses) on investments	(0.48)		(15.26)	(3.73)	5.40	(0.18)	8.39

Total income (loss) from investment activities	(0.50)		(15.25)	(3.56)	5.60	(0.17)	8.18

Distributions to Shareholders From:
Net investment income	—		(0.21)	(0.31)	(0.01)	—	—
Net realized gains on investments	—		—	—	—	(9.07)	(6.63)

Total distributions	—		(0.21)	(0.31)	(0.01)	(9.07)	(6.63)

Net Asset Value, End of Period	$7.27		$7.77	$23.23	$27.10	$21.51	$30.75

Total Return	(6.44	)%(b)	(66.18)%	(13.21)%	26.05%	(0.21)%	31.07%

Ratios to Average Net Assets:
Gross expenses(c)	1.89%		1.83%	1.73%	1.72%	1.91%	1.94%
Net expenses(c)	1.65%		1.63%	1.63%	1.69%	1.91%	1.94%
Net investment income (loss)(c)	(0.74)%		0.10%	0.63%	0.82%	0.03%	(0.68)%

Supplemental Data:
Net assets, end of period (000’s)	$12,699		$22,769	$23,541	$58,562	$40,184	$173,846
Portfolio turnover rate(d)	59	%(b)	368%	418%	208%	539%	481%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

70

PROFUNDS VP
ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(12)%
Swap Agreements	(89)%
Options	NM

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM   Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (19.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$4,897,000	$4,896,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,896,999)		4,896,999

U.S. Treasury Obligations (18.2%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	4,663,000	4,662,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,662,999)		4,662,999

Repurchase Agreements (72.3%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,625,000 (Collateralized by $4,602,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,717,620)	4,625,000	4,625,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,622,003 (Collateralized by $4,685,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $4,719,168)	4,622,000	4,622,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,625,001 (Collateralized by $4,404,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $4,719,198)	4,625,000	4,625,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $4,625,001 (Collateralized by $4,700,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $4,718,359)	4,625,000	4,625,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,497,000)		18,497,000

Options Purchased(NM)
	Contracts

Russell 2000 Futures Call Option, exercise @ 700, expiring 7/17/09	345	1,842

TOTAL OPTIONS PURCHASED
(Cost $7,676)		1,842

TOTAL INVESTMENT SECURITIES
(Cost $28,064,674)—109.6%		28,058,840
Net other assets (liabilities)—(9.6)%		(2,461,432)

NET ASSETS—100.0%		$25,597,408

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $4,220,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $3,086,600)	61	$27,313

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(22,675,030)	$102,832

See accompanying notes to the financial statements.

71

PROFUNDS VP
ProFund VP Short Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$28,064,674

Securities, at value	9,561,840
Repurchase agreements, at value	18,497,000

Total Investment Securities, at value	28,058,840
Cash	941
Segregated cash balances with brokers for futures contracts	430,564
Interest receivable	5
Unrealized gain on swap agreements	102,832
Receivable for capital shares issued	60,050
Variation margin on futures contracts	27,574
Prepaid expenses	223

Total Assets	28,681,029

Liabilities:
Payable for capital shares redeemed	3,023,006
Advisory fees payable	17,052
Management services fees payable	2,274
Administration fees payable	992
Administrative services fees payable	11,785
Distribution fees payable	9,970
Trustee fees payable	1
Transfer agency fees payable	1,579
Fund accounting fees payable	1,995
Compliance services fees payable	519
Other accrued expenses	14,448

Total Liabilities	3,083,621

Net Assets	$25,597,408

Net Assets consist of:
Capital	$32,330,147
Accumulated net investment income (loss)	(80,072)
Accumulated net realized gains (losses) on investments	(6,776,978)
Net unrealized appreciation (depreciation) on investments	124,311

Net Assets	$25,597,408

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,663,862

Net Asset Value (offering and redemption price per share)	$15.38

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$16,415

Expenses:
Advisory fees	98,541
Management services fees	13,139
Administration fees	4,950
Transfer agency fees	7,721
Administrative services fees	39,945
Distribution fees	32,847
Custody fees	1,984
Fund accounting fees	10,009
Trustee fees	158
Compliance services fees	217
Other fees	18,483

Total Gross Expenses before reductions	227,994
Less Expenses reduced by the Advisor	(11,005)

Total Net Expenses	216,989

Net Investment Income (Loss)	(200,574)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,314)
Net realized gains (losses) on futures contracts	(2,130,737)
Net realized gains (losses) on swap agreements	(1,503,885)
Change in net unrealized appreciation/depreciation on investments	718,625

Net Realized and Unrealized Gains (Losses) on Investments	(2,920,311)

Change in Net Assets Resulting from Operations	$(3,120,885)

See accompanying notes to the financial statements.

72

PROFUNDS VP
ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(200,574)	$120,502
Net realized gains (losses) on investments	(3,638,936)	7,624,219
Change in net unrealized appreciation/depreciation on investments	718,625	(743,488)

Change in net assets resulting from operations	(3,120,885)	7,001,233

Distributions to Shareholders From:
Net investment income	—	(1,095,474)

Change in net assets resulting from distributions	—	(1,095,474)

Capital Transactions:
Proceeds from shares issued	248,897,158	480,600,131
Dividends reinvested	—	1,095,474
Value of shares redeemed	(232,676,388)	(490,470,721)

Change in net assets resulting from capital transactions	16,220,770	(8,775,116)

Change in net assets	13,099,885	(2,869,357)
Net Assets:
Beginning of period	12,497,523	15,366,880

End of period	$25,597,408	$12,497,523

Accumulated net investment income (loss)	$(80,072)	$120,502

Share Transactions:
Issued	14,287,220	29,358,465
Reinvested	—	74,879
Redeemed	(13,328,727)	(29,763,065)

Change in shares	958,493	(329,721)

See accompanying notes to the financial statements.

73

PROFUNDS VP
ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$17.72		$14.85	$14.58	$16.62	$17.12	$18.82

Investment Activities:
Net investment income (loss)(a)	(0.13)		0.08	0.50	0.56	0.23	(0.11)
Net realized and unrealized gains (losses) on investments	(2.21)		3.37	0.15	(2.50)	(0.73)	(1.59)

Total income (loss) from investment activities	(2.34)		3.45	0.65	(1.94)	(0.50)	(1.70)

Distributions to Shareholders From:
Net investment income	—		(0.58)	(0.38)	(0.10)	—	—

Net Asset Value, End of Period	$15.38		$17.72	$14.85	$14.58	$16.62	$17.12

Total Return	(13.21	)%(b)	24.08%	4.46%	(11.73)%	(2.92)%	(9.03)%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.71%	1.67%	1.67%	1.90%	2.28%
Net expenses(c)	1.65%		1.63%	1.62%	1.62%	1.90%	1.98%
Net investment income (loss)(c)	(1.53)%		0.49%	3.42%	3.52%	1.36%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$25,597		$12,498	$15,367	$13,052	$9,193	$6,934
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

74

PROFUNDS VP
ProFund VP Short NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	27%
Consumer Non-Cyclical	19%
Consumer Cyclical	7%
Industrial	3%
Basic Materials	1%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (18.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$2,456,000	$2,456,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,456,000)		2,456,000

U.S. Treasury Obligations (18.6%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	2,520,000	2,519,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,519,999)		2,519,999

Repurchase Agreements (65.0%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,254,000 (Collateralized by $2,243,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,299,261)	2,254,000	2,254,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,149,001 (Collateralized by $2,190,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $2,205,972)	2,149,000	2,149,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,318,001 (Collateralized by $2,208,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $2,366,028)	2,318,000	2,318,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $2,110,001 (Collateralized by $2,146,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $2,154,383)	2,110,000	2,110,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,831,000)		8,831,000

TOTAL INVESTMENT SECURITIES
(Cost $13,806,999)—101.7%		13,806,999
Net other assets (liabilities)—(1.7)%		(226,673)

NET ASSETS—100.0%		$13,580,326

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $2,920,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$(1,467,462)	$ 6,526
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(12,142,837)	54,101

See accompanying notes to the financial statements.

75

PROFUNDS VP
ProFund VP Short NASDAQ-100
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$13,806,999

Securities, at value	4,975,999
Repurchase agreements, at value	8,831,000

Total Investment Securities, at value	13,806,999
Cash	381
Interest receivable	2
Unrealized gain on swap agreements	60,627
Receivable for capital shares issued	44,164
Prepaid expenses	118

Total Assets	13,912,291

Liabilities:
Payable for capital shares redeemed	118,379
Payable for closed swap positions	175,400
Advisory fees payable	8,451
Management services fees payable	1,127
Administration fees payable	481
Administrative services fees payable	5,692
Distribution fees payable	4,831
Trustee fees payable	1
Transfer agency fees payable	765
Fund accounting fees payable	967
Compliance services fees payable	447
Other accrued expenses	15,424

Total Liabilities	331,965

Net Assets	$13,580,326

Net Assets consist of:
Capital	$59,187,226
Accumulated net investment income (loss)	(21,488)
Accumulated net realized gains (losses) on investments	(45,646,039)
Net unrealized appreciation (depreciation) on investments	60,627

Net Assets	$13,580,326

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	871,594

Net Asset Value (offering and redemption price per share)	$15.58

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$11,976

Expenses:
Advisory fees	66,315
Management services fees	8,842
Administration fees	4,020
Transfer agency fees	6,290
Administrative services fees	27,252
Distribution fees	22,105
Custody fees	3,652
Fund accounting fees	8,178
Trustee fees	138
Compliance services fees	65
Other fees	14,308

Total Gross Expenses before reductions	161,165
Less Expenses reduced by the Advisor	(15,676)

Total Net Expenses	145,489

Net Investment Income (Loss)	(133,513)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	22,894
Net realized gains (losses) on swap agreements	(5,203,443)
Change in net unrealized appreciation/depreciation on investments	700,056

Net Realized and Unrealized Gains (Losses) on Investments	(4,480,493)

Change in Net Assets Resulting from Operations	$(4,614,006)

See accompanying notes to the financial statements.

76

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(133,513)	$112,025
Net realized gains (losses) on investments	(5,180,549)	10,564,658
Change in net unrealized appreciation/depreciation on investments	700,056	(810,954)

Change in net assets resulting from operations	(4,614,006)	9,865,729

Distributions to Shareholders From:
Net investment income	—	(1,032,789)

Change in net assets resulting from distributions	—	(1,032,789)

Capital Transactions:
Proceeds from shares issued	101,680,180	327,630,571
Dividends reinvested	—	1,032,789
Value of shares redeemed	(99,782,521)	(333,044,894)

Change in net assets resulting from capital transactions	1,897,659	(4,381,534)

Change in net assets	(2,716,347)	4,451,406
Net Assets:
Beginning of period	16,296,673	11,845,267

End of period	$13,580,326	$16,296,673

Accumulated net investment income (loss)	$(21,488)	$112,025

Share Transactions:
Issued	5,506,491	19,153,505
Reinvested	—	65,783
Redeemed	(5,438,318)	(19,251,152)

Change in shares	68,173	(31,864)

See accompanying notes to the financial statements.

77

PROFUNDS VP
ProFund VP Short NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$20.28		$14.18	$18.18	$18.56	$18.41	$20.71

Investment Activities:
Net investment income (loss)(a)	(0.14)		0.07	0.59	0.64	0.23	(0.13)
Net realized and unrealized gains (losses) on investments	(4.56)		6.59	(2.63)	(0.88)	(0.08)	(2.17)

Total income (loss) from investment activities	(4.70)		6.66	(2.04)	(0.24)	0.15	(2.30)

Distributions to Shareholders From:
Net investment income	—		(0.56)	(1.96)	(0.14)	—	—

Net Asset Value, End of Period	$15.58		$20.28	$14.18	$18.18	$18.56	$18.41

Total Return	(23.18	)%(b)	48.16%	(11.60)%	(1.31)%	0.81%	(11.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.76%	1.71%	1.70%	1.85%	1.86%
Net expenses(c)	1.65%		1.63%	1.63%	1.66%	1.85%	1.86%
Net investment income (loss)(c)	(1.51)%		0.41%	3.50%	3.34%	1.21%	(0.62)%

Supplemental Data:
Net Assets, end of period (000’s)	$13,580		$16,297	$11,845	$23,898	$31,588	$16,213
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

78

PROFUNDS VP
ProFund VP Short International

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(23)%
Swap Agreements	(77)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	26%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Basic Materials	9%
Energy	9%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

Japan	24%
United Kingdom	21%
France	10%
Germany	8%
Australia	7%
Switzerland	7%
Italy	4%
Spain	4%
Other	15%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (19.4%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$717,000	$717,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $717,000)		717,000

Repurchase Agreements (75.2%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $697,000 (Collateralized by $693,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $711,107)	697,000	697,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $692,000 (Collateralized by $705,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $710,142)	692,000	692,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $697,000 (Collateralized by $665,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $712,595)	697,000	697,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $697,000 (Collateralized by $709,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $711,770)	697,000	697,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,783,000)		2,783,000

TOTAL INVESTMENT SECURITIES
(Cost $3,500,000)—94.6%		3,500,000
Net other assets (liabilities)—5.4%		200,891

NET ASSETS—100.0%		$3,700,891

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $508,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/18/09 (Underlying notional amount at value $842,855)	13	$2,424

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(2,857,080)	$23,052

See accompanying notes to the financial statements.

79

PROFUNDS VP
ProFund VP Short International
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$3,500,000

Securities, at value	717,000
Repurchase agreements, at value	2,783,000

Total Investment Securities, at value	3,500,000
Cash	497
Segregated cash balances with brokers for futures contracts	125,580
Interest receivable	1
Unrealized gain on swap agreements	23,052
Receivable for capital shares issued	57.439
Variation margin on futures contracts	7,280
Prepaid expenses	42

Total Assets	3,713,891

Liabilities:
Advisory fees payable	2,266
Management services fees payable	302
Administration fees payable	124
Administrative services fees payable	3,084
Distribution fees payable	3,082
Transfer agency fees payable	197
Fund accounting fees payable	249
Compliance services fees payable	155
Other accrued expenses	3,541

Total Liabilities	13,000

Net Assets	$3,700,891

Net Assets consist of:
Capital	$4,536,764
Accumulated net investment income (loss)	(42,949)
Accumulated net realized gains (losses) on investments	(818,400)
Net unrealized appreciation (depreciation) on investments	25,476

Net Assets	$3,700,891

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	103,936

Net Asset Value (offering and redemption price per share)	$35.61

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$3,746

Expenses:
Advisory fees	21,318
Management services fees	2,842
Administration fees	1,210
Transfer agency fees	1,909
Administrative services fees	6,977
Distribution fees	7,106
Custody fees	2,320
Fund accounting fees	2,498
Trustee fees	40
Compliance services fees	45
Other fees	2,841

Total Gross Expenses before reductions	49,106
Less Expenses reduced by the Advisor	(2,411)

Total Net Expenses	46,695

Net Investment Income (Loss)	(42,949)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(344,368)
Net realized gains (losses) on swap agreements	(846,159)
Change in net unrealized appreciation/depreciation on investments	266,104

Net Realized and Unrealized Gains (Losses) on Investments	(924,423)

Change in Net Assets Resulting from Operations	$(967,372)

See accompanying notes to the financial statements.

80

PROFUNDS VP
ProFund VP Short International

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(42,949)	$(13,002)
Net realized gains (losses) on investments	(1,190,527)	396,486
Change in net unrealized appreciation/depreciation on investments	266,104	(239,596)

Change in net assets resulting from operations	(967,372)	143,888

Distributions to Shareholders From:
Net investment income	—	(1,891)

Change in net assets resulting from distributions	—	(1,891)

Capital Transactions:
Proceeds from shares issued	6,001,272	10,632,948
Dividends reinvested	—	1,891
Value of shares redeemed	(6,275,647)	(6,026,430)

Change in net assets resulting from capital transactions	(274,375)	4,608,409

Change in net assets	(1,241,747)	4,750,406
Net Assets:
Beginning of period	4,942,638	192,232

End of period	$3,700,891	$4,942,638

Accumulated net investment income (loss)	$(42,949)	$—

Share Transactions:
Issued	134,291	273,336
Reinvested	—	50
Redeemed	(152,099)	(158,182)

Change in shares	(17,808)	115,204

See accompanying notes to the financial statements.

81

PROFUNDS VP
ProFund VP Short International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$40.60		$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.32)		(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(4.67)		11.48	(0.89)

Total income (loss) from investment activities	(4.99)		11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—

Net Asset Value, End of Period	$35.61		$40.60	$29.39

Total Return	(12.29	)%(c)	38.23%	(2.03	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.77%	3.42%
Net expenses(d)	1.64%		1.63%	1.64	%(e)
Net investment income (loss)(d)	(1.51)%		(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$3,701		$4,943	$192
Portfolio turnover rate(f)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

82

PROFUNDS VP
ProFund VP Short Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(99)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	22%
Communications	19%
Basic Materials	18%
Financial	17%
Technology	10%
Consumer Non-Cyclical	8%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	33%
Hong Kong	11%
China	10%
Taiwan	9%
Mexico	8%
South Korea	8%
India	6%
Israel	5%
South Africa	5%
Other	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (21.0%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$411,000	$411,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $411,000)		411,000

Repurchase Agreements (75.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $374,000 (Collateralized by $372,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $381,587)	374,000	374,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $367,000 (Collateralized by $376,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $378,806)	367,000	367,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $377,000 (Collateralized by $360,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $385,765)	377,000	377,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $371,000 (Collateralized by $378,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $379,477)	371,000	371,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,489,000)		1,489,000

TOTAL INVESTMENT SECURITIES
(Cost $1,900,000)—96.8%		1,900,000
Net other assets (liabilities)—3.2%		63,785

NET ASSETS—100.0%		$1,963,785

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $360,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on The Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,916,400)	$22,166
Equity Index Swap Agreement with UBS AG, based on The Bank of New York Mellon Emerging Markets 50 ADR Index	(19,761)	236

See accompanying notes to the financial statements.
83

PROFUNDS VP
ProFund VP Short Emerging Markets
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$1,900,000

Securities, at value	411,000
Repurchase agreements, at value	1,489,000

Total Investment Securities, at value	1,900,000
Cash	385
Unrealized gain on swap agreements	22,402
Receivable for capital shares issued	48,168
Prepaid expenses	21

Total Assets	1,970,976

Liabilities:
Advisory fees payable	962
Management services fees payable	128
Administration fees payable	57
Administrative services fees payable	1,407
Distribution fees payable	1,419
Transfer agency fees payable	91
Fund accounting fees payable	115
Compliance services fees payable	90
Other accrued expenses	2,922

Total Liabilities	7,191

Net Assets	$1,963,785

Net Assets consist of:
Capital	$3,497,286
Accumulated net investment income (loss)	(24,110)
Accumulated net realized gains (losses) on investments	(1,531,793)
Net unrealized appreciation (depreciation) on investments	22,402

Net Assets	$1,963,785

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	87,289

Net Asset Value (offering and redemption price per share)	$22.50

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$2,258

Expenses:
Advisory fees	12,057
Management services fees	1,608
Administration fees	710
Transfer agency fees	1,124
Administrative services fees	3,876
Distribution fees	4,019
Custody fees	2,627
Fund accounting fees	1,472
Trustee fees	25
Compliance services fees	64
Other fees	1,980

Total Gross Expenses before reductions	29,562
Less Expenses reduced by the Advisor	(3,194)

Total Net Expenses	26,368

Net Investment Income (Loss)	(24,110)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(1,419,211)
Change in net unrealized appreciation/depreciation on investments	178,012

Net Realized and Unrealized Gains (Losses) on Investments	(1,241,199)

Change in Net Assets Resulting from Operations	$(1,265,309)

See accompanying notes to the financial statements.
84

PROFUNDS VP ProFund VP Short Emerging Markets

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(24,110)	$(7,656)
Net realized gains (losses) on investments	(1,419,211)	(55,692)
Change in net unrealized appreciation/depreciation on investments	178,012	(156,599)

Change in net assets resulting from operations	(1,265,309)	(219,947)

Distributions to Shareholders From:
Net investment income	—	(1,800)

Change in net assets resulting from distributions	—	(1,800)

Capital Transactions:
Proceeds from shares issued	6,905,330	30,978,480
Dividends reinvested	—	1,800
Value of shares redeemed	(7,616,342)	(26,999,625)

Change in net assets resulting from capital transactions	(711,012)	3,980,655

Change in net assets	(1,976,321)	3,758,908
Net Assets:
Beginning of period	3,940,106	181,198

End of period	$1,963,785	$3,940,106

Accumulated net investment income (loss)	$(24,110)	$—

Share Transactions:
Issued	223,102	1,072,711
Reinvested	—	58
Redeemed	(257,838)	(958,158)

Change in shares	(34,736)	114,611

See accompanying notes to the financial statements.
85

PROFUNDS VP
ProFund VP Short Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$32.29		$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.22)		(0.11)	0.26
Net realized and unrealized gains (losses) on investments	(9.57)		7.99 (c)	(5.82)

Total income (loss) from investment activities	(9.79)		7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—		(0.03)	—

Net Asset Value, End of Period	$22.50		$32.29	$24.44

Total Return	(30.32	)%(d)	32.23%	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.84%		1.81%	3.60%
Net expenses(e)	1.64%		1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.50)%		(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$1,964		$3,940	$181
Portfolio turnover rate(g)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
86

PROFUNDS VP
ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Praxair, Inc.	8.0%
E.I. du Pont de Nemours & Co.	7.9%
Freeport-McMoRan Copper & Gold, Inc.—Class B	7.5%
Newmont Mining Corp.	7.1%
The Dow Chemical Co.	6.2%

Dow Jones U.S. Basic Materials
Index - Composition
% of Index

Chemicals	52%
Industrial Metals	27%
Mining	18%
Forestry and Paper	3%

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Common Stocks (99.8%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	23,874	$1,542,022
Airgas, Inc. (Chemicals)	8,650	350,584
AK Steel Holding Corp. (Iron/Steel)	13,148	252,310
Albemarle Corp. (Chemicals)	11,072	283,111
Alcoa, Inc. (Mining)	118,332	1,222,370
Allegheny Technologies, Inc. (Iron/Steel)	11,072	386,745
Alpha Natural Resources, Inc.* (Coal)	8,650	227,236
Arch Coal, Inc. (Coal)	17,300	265,901
Ashland, Inc. (Chemicals)	7,958	223,222
Avery Dennison Corp. (Household Products/Wares)	13,840	355,411
Cabot Corp. (Chemicals)	6,228	78,348
Calgon Carbon Corp.* (Environmental Control)	6,574	91,313
Carpenter Technology Corp. (Iron/Steel)	5,536	115,204
Celanese Corp.—Series A (Chemicals)	17,300	410,875
CF Industries Holdings, Inc. (Chemicals)	6,920	513,049
Cliffs Natural Resources, Inc. (Iron/Steel)	15,570	380,998
Coeur d’Alene Mines Corp.* (Mining)	8,304	102,139
Commercial Metals Co. (Metal Fabricate/Hardware)	13,840	221,855
Compass Minerals International, Inc. (Mining)	3,806	208,987
CONSOL Energy, Inc. (Coal)	22,144	752,010
Cytec Industries, Inc. (Chemicals)	5,882	109,523
Domtar Corp.* (Forest Products & Paper)	4,844	80,314
E.I. du Pont de Nemours & Co. (Chemicals)	103,108	2,641,627
Eastman Chemical Co. (Chemicals)	8,304	314,722
Ecolab, Inc. (Chemicals)	20,760	809,432
FMC Corp. (Chemicals)	8,996	425,511
Foundation Coal Holdings, Inc. (Coal)	5,536	155,617
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	50,170	2,514,019
Fuller (H.B.) Co. (Chemicals)	5,882	110,464
Hecla Mining Co.* (Mining)	26,296	70,473
Huntsman Corp. (Chemicals)	20,068	100,942
International Coal Group, Inc.* (Coal)	13,148	37,603
International Flavors & Fragrances, Inc. (Chemicals)	9,688	316,991
International Paper Co. (Forest Products & Paper)	48,440	732,897
Intrepid Potash, Inc.* (Chemicals)	5,190	145,735
Kaiser Aluminum Corp. (Mining)	1,730	62,124
Lubrizol Corp. (Chemicals)	8,304	392,862
Massey Energy Co. (Coal)	10,380	202,825
Minerals Technologies, Inc. (Chemicals)	2,422	87,240
NewMarket Corp. (Chemicals)	1,384	93,185
Newmont Mining Corp. (Mining)	58,128	2,375,691
Nucor Corp. (Iron/Steel)	34,600	1,537,278
Olin Corp. (Chemicals)	8,304	98,735
OM Group, Inc.* (Chemicals)	3,806	110,450
Patriot Coal Corp.* (Coal)	7,958	50,772
Peabody Energy Corp. (Coal)	32,524	980,924
PPG Industries, Inc. (Chemicals)	20,068	880,985
Praxair, Inc. (Chemicals)	37,714	2,680,334
Reliance Steel & Aluminum Co. (Iron/Steel)	7,958	305,508
Rockwood Holdings, Inc.* (Chemicals)	6,228	91,178
Royal Gold, Inc. (Mining)	4,844	201,995
RPM, Inc. (Chemicals)	15,570	218,603
RTI International Metals, Inc.* (Mining)	2,768	48,911
Schulman (A.), Inc. (Chemicals)	2,768	41,824
Sensient Technologies Corp. (Chemicals)	5,882	132,757
Sigma-Aldrich Corp. (Chemicals)	12,802	634,467
Southern Copper Corp. (Mining)	25,950	530,418
Steel Dynamics, Inc. (Iron/Steel)	25,604	377,147
Stillwater Mining Co.* (Mining)	5,536	31,611
Terra Industries, Inc. (Chemicals)	12,110	293,304
The Dow Chemical Co. (Chemicals)	129,058	2,082,996
The Mosaic Co. (Chemicals)	17,992	797,046
Titanium Metals Corp. (Mining)	10,380	95,392
Tredegar Corp. (Miscellaneous Manufacturing)	3,114	41,478
United States Steel Corp. (Iron/Steel)	16,954	605,936
USEC, Inc.* (Mining)	13,494	71,788
Valspar Corp. (Chemicals)	11,418	257,248
W.R. Grace & Co.* (Chemicals)	7,266	89,880
Walter Energy, Inc. (Holding Companies-Diversified)	6,574	238,242
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,882	39,527
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,958	101,783

TOTAL COMMON STOCKS
(Cost $26,010,638)		33,432,004

See accompanying notes to the financial statements.
87

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments June 30, 2009
(unaudited)

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $76,000 (Collateralized by $75,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $77,588)	$76,000	$76,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $22,000 (Collateralized by $21,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $22,503)	22,000	22,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $109,000 (Collateralized by $104,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $111,443)	109,000	109,000
UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,072)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $208,000)		208,000

TOTAL INVESTMENT SECURITIES
(Cost $26,218,638)—100.4%		33,640,004
Net other assets (liabilities)—(0.4)%		(141,176)

NET ASSETS—100.0%		$33,498,828

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Chemicals	51.8%
Coal	8.0%
Environmental Control	0.3%
Forest Products & Paper	2.5%
Holding Companies-Diversified	0.7%
Household Products/Wares	1.1%
Iron/Steel	11.8%
Metal Fabricate/Hardware	1.0%
Mining	22.5%
Miscellaneous Manufacturing	0.1%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.
88

PROFUNDS VP ProFund VP Basic Materials
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$26,218,638

Securities, at value	33,432,004
Repurchase agreements, at value	208,000

Total Investment Securities, at value	33,640,004
Cash	80
Dividends and interest receivable	62,266
Receivable for capital shares issued	1,117
Prepaid expenses	290

Total Assets	33,703,757

Liabilities:
Payable for capital shares redeemed	129,341
Advisory fees payable	23,872
Management services fees payable	3,183
Administration fees payable	1,336
Administrative services fees payable	13,502
Distribution fees payable	10,686
Trustee fees payable	2
Transfer agency fees payable	2,126
Fund accounting fees payable	2,686
Compliance services fees payable	606
Other accrued expenses	17,589

Total Liabilities	204,929

Net Assets	$33,498,828

Net Assets consist of:
Capital	$59,238,825
Accumulated net investment income (loss)	420,131
Accumulated net realized gains (losses) on investments	(33,581,494)
Net unrealized appreciation (depreciation) on investments	7,421,366

Net Assets	$33,498,828

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,138,311

Net Asset Value (offering and redemption price per share)	$29.43

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$390,709
Interest	26

Total Investment Income	390,735

Expenses:
Advisory fees	107,498
Management services fees	14,333
Administration fees	6,022
Transfer agency fees	9,232
Administrative services fees	47,793
Distribution fees	35,833
Custody fees	3,848
Fund accounting fees	12,176
Trustee fees	201
Compliance services fees	217
Other fees	19,248

Total Gross Expenses before reductions	256,401
Less Expenses reduced by the Advisor	(19,525)

Total Net Expenses	236,876

Net Investment Income (Loss)	153,859

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,820,616)
Change in net unrealized appreciation/depreciation on investments	11,731,973

Net Realized and Unrealized Gains (Losses) on Investments	2,911,357

Change in Net Assets Resulting from Operations	$3,065,216

See accompanying notes to the financial statements.
89

PROFUNDS VP ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$153,859	$266,272
Net realized gains (losses) on investments	(8,820,616)	(13,813,582)
Change in net unrealized appreciation/depreciation on investments	11,731,973	(28,617,663)

Change in net assets resulting from operations	3,065,216	(42,164,973)

Distributions to Shareholders From:
Net investment income	—	(252,811)

Change in net assets resulting from distributions	—	(252,811)

Capital Transactions:
Proceeds from shares issued	44,508,138	207,429,810
Dividends reinvested	—	252,811
Value of shares redeemed	(38,710,652)	(260,659,972)

Change in net assets resulting from capital transactions	5,797,486	(52,977,351)

Change in net assets	8,862,702	(95,395,135)
Net Assets:
Beginning of period	24,636,126	120,031,261

End of period	$33,498,828	$24,636,126

Accumulated net investment income (loss)	$420,131	$266,272

Share Transactions:
Issued	1,589,295	4,156,195
Reinvested	—	5,604
Redeemed	(1,435,772)	(5,499,117)

Change in shares	153,523	(1,337,318)

See accompanying notes to the financial statements.
90

PROFUNDS VP ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009 (unaudited)		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004

Net Asset Value, Beginning of Period	$25.02		$51.69	$39.75	$34.55	$36.18	$33.74

Investment Activities:
Net investment income (loss)(a)	0.14		0.14	0.15	0.39	0.13	0.02
Net realized and unrealized gains (losses) on investments	4.27		(26.65)	12.03	4.94	0.59	3.40

Total income (loss) from investment activities	4.41		(26.51)	12.18	5.33	0.72	3.42

Distributions to Shareholders From:
Net investment income	—		(0.16)	(0.24)	(0.13)	(0.03)	(0.10)
Net realized gains on investments	—		—	—	—	(2.32)	(0.88)

Total distributions	—		(0.16)	(0.24)	(0.13)	(2.35)	(0.98)

Net Asset Value, End of Period	$29.43		$25.02	$51.69	$39.75	$34.55	$36.18

Total Return	17.63	%(b)	(51.42)%	30.71%	15.48%	2.44%	10.22%
Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.73%	1.71%	1.79%	1.91%	1.96%
Net expenses(c)	1.65%		1.63%	1.63%	1.74%	1.91%	1.96%
Net investment income (loss)(c)	1.07%		0.28%	0.33%	1.05%	0.36%	0.06%
Supplemental Data:
Net assets, end of period (000’s)	$33,499		$24,636	$120,031	$30,632	$34,750	$25,614
Portfolio turnover rate(d)	123	%(b)	191%	280%	378%	650%	783%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
91

PROFUNDS VP
ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	10.1%
McDonald’s Corp.	6.0%
CVS Corp.	4.3%
Comcast Corp.—Special Class A	3.9%
Walt Disney Co.	3.8%

Dow Jones U.S. Consumer Services
Index - Composition
% of Index

General Retailers	45%
Media	24%
Travel and Leisure	17%
Food and Drug Retailers	14%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2009
(unaudited)

Common Stocks (100.8%)
	Shares	Value

99 Cents Only Stores* (Retail)	64	$869
Aaron’s, Inc. (Commercial Services)	96	2,863
Abercrombie & Fitch Co.—Class A (Retail)	192	4,875
Advance Auto Parts, Inc. (Retail)	192	7,966
Aeropostale, Inc.* (Retail)	128	4,387
Alaska Air Group, Inc.* (Airlines)	64	1,169
Amazon.com, Inc.* (Internet)	640	53,542
American Eagle Outfitters, Inc. (Retail)	384	5,441
AmerisourceBergen Corp. (Pharmaceuticals)	640	11,354
AMR Corp.* (Airlines)	608	2,444
AnnTaylor Stores Corp.* (Retail)	128	1,021
Apollo Group, Inc.—Class A* (Commercial Services)	288	20,483
Arbitron, Inc. (Commercial Services)	64	1,017
Ascent Media Corp.—Class A* (Entertainment)	32	851
AutoNation, Inc.* (Retail)	160	2,776
AutoZone, Inc.* (Retail)	64	9,671
Avid Technology, Inc.* (Software)	64	858
Bally Technologies, Inc.* (Entertainment)	128	3,830
Barnes & Noble, Inc. (Retail)	96	1,980
Bed Bath & Beyond, Inc.* (Retail)	544	16,728
Best Buy Co., Inc. (Retail)	704	23,577
Big Lots, Inc.* (Retail)	160	3,365
BJ’s Wholesale Club, Inc.* (Retail)	128	4,125
Bob Evans Farms, Inc. (Retail)	64	1,839
Boyd Gaming Corp.* (Lodging)	128	1,088
Brinker International, Inc. (Retail)	224	3,815
Brown Shoe Co., Inc. (Retail)	96	695
Burger King Holdings, Inc. (Retail)	192	3,316
Cablevision Systems Corp.—Class A (Media)	512	9,938
Cardinal Health, Inc. (Pharmaceuticals)	768	23,462
Career Education Corp.* (Commercial Services)	192	4,779
Carmax, Inc.* (Retail)	416	6,115
Carnival Corp.—Class A (Leisure Time)	896	23,090
Casey’s General Stores, Inc. (Retail)	96	2,466
CBS Corp.—Class B (Media)	1,248	8,636
CEC Entertainment, Inc.* (Retail)	64	1,887
Cheesecake Factory, Inc.* (Retail)	128	2,214
Chemed Corp. (Commercial Services)	32	1,263
Chico’s FAS, Inc.* (Retail)	384	3,736
Chipotle Mexican Grill, Inc.—Class A* (Retail)	32	2,560
Chipotle Mexican Grill, Inc.—Class B* (Retail)	32	2,233
Choice Hotels International, Inc. (Lodging)	64	1,703
Collective Brands, Inc.* (Retail)	128	1,865
Comcast Corp.—Special Class A (Media)	6,080	88,099
Continental Airlines, Inc.—Class B* (Airlines)	256	2,268
Copart, Inc.* (Retail)	160	5,547
Corinthian Colleges, Inc.* (Commercial Services)	160	2,709
Costco Wholesale Corp. (Retail)	928	42,410
Cracker Barrel Old Country Store, Inc. (Retail)	32	893
CTC Media, Inc.* (Media)	96	1,135
CVS Corp. (Retail)	3,040	96,885
Darden Restaurants, Inc. (Retail)	256	8,443
Delta Air Lines, Inc.* (Airlines)	1,632	9,449
DeVry, Inc. (Commercial Services)	128	6,405
Dick’s Sporting Goods, Inc.* (Retail)	192	3,302
Dillards, Inc.—Class A (Retail)	128	1,178
DIRECTV Group, Inc.* (Media)	960	23,722
Discovery Communications, Inc.—Class A* (Media)	288	6,494
Discovery Communications, Inc.—Class C* (Media)	288	5,913
DISH Network Corp.—Class A* (Media)	448	7,262
Dolby Laboratories, Inc.—Class A* (Electronics)	96	3,579
Dollar Tree, Inc.* (Retail)	192	8,083
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	160	4,414
Dress Barn, Inc.* (Retail)	96	1,373
Dun & Bradstreet Corp. (Software)	128	10,395
eBay, Inc.* (Internet)	2,336	40,016
Expedia, Inc.* (Internet)	448	6,769
FactSet Research Systems, Inc. (Computers)	96	4,788
Family Dollar Stores, Inc. (Retail)	288	8,150
Foot Locker, Inc. (Retail)	320	3,350
Fred’s, Inc. (Retail)	64	806
GameStop Corp.—Class A* (Retail)	352	7,748
Gannett Co., Inc. (Media)	480	1,714
Gaylord Entertainment Co.* (Lodging)	64	813
Genesco, Inc.* (Retail)	32	602
Group 1 Automotive, Inc. (Retail)	64	1,665
GUESS?, Inc. (Apparel)	128	3,300
H & R Block, Inc. (Commercial Services)	704	12,130
Harte-Hanks, Inc. (Advertising)	96	888
Hertz Global Holdings, Inc.* (Commercial Services)	384	3,068
Hillenbrand, Inc. (Commercial Services)	128	2,130

See accompanying notes to the financial statements.

92

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Home Depot, Inc. (Retail)	3,584	$84,690
HSN, Inc.* (Retail)	96	1,015
IHS, Inc.—Class A* (Computers)	96	4,788
Interactive Data Corp. (Commercial Services)	64	1,481
International Game Technology (Entertainment)	640	10,176
International Speedway Corp. (Entertainment)	64	1,639
Interpublic Group of Cos., Inc.* (Advertising)	1,024	5,171
Interval Leisure Group, Inc.* (Leisure Time)	96	895
ITT Educational Services, Inc.* (Commercial Services)	96	9,663
J. Crew Group, Inc.* (Retail)	96	2,594
J.C. Penney Co., Inc. (Retail)	416	11,943
Jack in the Box, Inc.* (Retail)	128	2,874
JetBlue Airways Corp.* (Airlines)	544	2,323
John Wiley & Sons, Inc. (Media)	96	3,192
Kohls Corp.* (Retail)	608	25,992
Kroger Co. (Food)	1,280	28,224
Lamar Advertising Co.* (Advertising)	128	1,955
Las Vegas Sands Corp.* (Lodging)	928	7,294
Liberty Global, Inc.—Class A* (Media)	288	4,576
Liberty Global, Inc.-Series C* (Media)	288	4,553
Liberty Media Corp.-Entertainment Series A* (Media)	1,056	28,248
Liberty Media Holding Corp.-Capital Series A* (Media)	192	2,604
Liberty Media Holding Corp.-Interactive Series A* (Internet)	1,184	5,932
Life Time Fitness, Inc.* (Leisure Time)	96	1,921
Limited, Inc. (Retail)	576	6,895
Live Nation, Inc.* (Commercial Services)	192	933
Lowe’s Cos., Inc. (Retail)	3,104	60,249
Macy’s, Inc. (Retail)	896	10,537
Marriott International, Inc.—Class A (Lodging)	642	14,169
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	64	1,992
McDonald’s Corp. (Retail)	2,368	136,136
McGraw-Hill Cos., Inc. (Media)	672	20,234
McKesson Corp. (Commercial Services)	576	25,344
Meredith Corp. (Media)	64	1,635
MGM Grand, Inc.* (Commercial Services)	512	3,272
Morningstar, Inc.* (Commercial Services)	32	1,319
Netflix, Inc.* (Internet)	96	3,969
News Corp.—Class A (Media)	4,768	43,437
Nordstrom, Inc. (Retail)	352	7,001
O’Reilly Automotive, Inc.* (Retail)	288	10,967
Office Depot, Inc.* (Retail)	576	2,627
OfficeMax, Inc. (Retail)	160	1,005
Omnicare, Inc. (Pharmaceuticals)	256	6,595
Omnicom Group, Inc. (Advertising)	672	21,222
Orient-Express Hotels, Ltd.—Class A (Lodging)	160	1,358
P.F. Chang’s China Bistro, Inc.* (Retail)	32	1,026
Panera Bread Co.—Class A* (Retail)	64	3,191
Papa John’s International, Inc.* (Retail)	32	793
Penn National Gaming* (Entertainment)	128	3,726
PetSmart, Inc. (Retail)	256	5,494
Pinnacle Entertainment, Inc.* (Entertainment)	128	1,189
Polo Ralph Lauren Corp. (Apparel)	128	6,853
Pre-Paid Legal Services, Inc.* (Commercial Services)	32	1,395
Priceline.com, Inc.* (Internet)	96	10,709
RadioShack Corp. (Retail)	256	3,574
Regal Entertainment Group—Class A (Entertainment)	160	2,126
Regis Corp. (Retail)	96	1,671
Rent-A-Center, Inc.* (Commercial Services)	128	2,282
Rite Aid Corp.* (Retail)	1,280	1,933
Rollins, Inc. (Commercial Services)	96	1,662
Ross Stores, Inc. (Retail)	256	9,882
Royal Caribbean Cruises, Ltd.* (Leisure Time)	288	3,900
Ruddick Corp. (Food)	96	2,249
Safeway, Inc. (Food)	896	18,252
Saks, Inc.* (Retail)	256	1,134
Sally Beauty Holdings, Inc.* (Retail)	192	1,221
Scholastic Corp. (Media)	64	1,267
Scientific Games Corp.—Class A* (Entertainment)	160	2,523
Scripps Networks Interactive—Class A (Entertainment)	192	5,343
Sears Holdings Corp.* (Retail)	128	8,515
Service Corp. International (Commercial Services)	544	2,981
Signet Jewelers, Ltd. (Retail)	192	3,997
SkyWest, Inc. (Airlines)	128	1,306
Sonic Corp.* (Retail)	128	1,284
Sotheby’s (Commercial Services)	128	1,806
Southwest Airlines Co. (Airlines)	1,568	10,553
Staples, Inc. (Retail)	1,504	30,336
Starbucks Corp.* (Retail)	1,536	21,335
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	352	7,814
Stewart Enterprises, Inc.—Class A (Commercial Services)	160	771
Strayer Education, Inc. (Commercial Services)	32	6,980
SuperValu, Inc. (Food)	480	6,216
Sysco Corp. (Food)	1,248	28,055
Target Corp. (Retail)	1,440	56,837
The Buckle, Inc. (Retail)	64	2,033
The Cato Corp.—Class A (Retail)	64	1,116
The Children’s Place Retail Stores, Inc.* (Retail)	64	1,692
The Gap, Inc. (Retail)	1,088	17,843
The Gymboree Corp.* (Apparel)	64	2,271
The Men’s Wearhouse, Inc. (Retail)	96	1,841
The New York Times Co.—Class A (Media)	256	1,411
The Pep Boys-Manny, Moe & Jack (Retail)	96	973
Ticketmaster Entertainment, Inc.* (Commercial Services)	96	616
Tiffany & Co. (Retail)	256	6,492
Time Warner Cable, Inc. (Media)	736	23,309
Time Warner, Inc. (Media)	2,528	63,680
TJX Cos., Inc. (Retail)	864	27,181
Tractor Supply Co.* (Retail)	64	2,644
UAL Corp.* (Airlines)	320	1,021
United Natural Foods, Inc.* (Food)	96	2,520
Urban Outfitters, Inc.* (Retail)	288	6,011
Vail Resorts, Inc.* (Entertainment)	64	1,716
ValueClick, Inc.* (Internet)	192	2,020
VCA Antech, Inc.* (Pharmaceuticals)	192	5,126
Viacom, Inc.—Class A* (Media)	32	767
Viacom, Inc.—Class B* (Media)	1,152	26,150
Wal-Mart Stores, Inc. (Retail)	4,736	229,412
Walgreen Co. (Retail)	2,112	62,093
Walt Disney Co. (Media)	3,680	85,854
Washington Post Co.—Class B (Media)	32	11,270
Weight Watchers International, Inc. (Commercial Services)	64	1,649
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	928	3,712
Whole Foods Market, Inc. (Food)	288	5,466
Williams Sonoma, Inc. (Retail)	192	2,279
WMS Industries, Inc.* (Leisure Time)	96	3,025
Wyndham Worldwide Corp. (Lodging)	384	4,654

See accompanying notes to the financial statements.

93

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Wynn Resorts, Ltd.* (Lodging)	160	$5,648
YUM! Brands, Inc. (Retail)	992	33,073

TOTAL COMMON STOCKS
(Cost $1,746,334)		2,293,175

TOTAL INVESTMENT SECURITIES
(Cost $1,746,334)—100.8%		2,293,175
Net other assets (liabilities)—(0.8)%		(17,818)

NET ASSETS—100.0%		2,275,357

*	Non-income producing security

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Advertising	1.2%
Airlines	1.4%
Apparel	0.5%
Commercial Services	5.1%
Computers	0.4%
Electronics	0.2%
Entertainment	1.7%
Food	3.9%
Internet	5.6%
Leisure Time	1.4%
Lodging	1.9%
Media	21.0%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.0%
Retail	53.7%
Retail-Restaurants	0.2%
Software	0.5%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

94

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$1,746,334

Securities, at value	2,293,175

Total Investment Securities, at value	2,293,175
Dividends receivable	1,397
Receivable for investments sold	71,849
Receivable from Advisor	76
Prepaid expenses	16

Total Assets	2,366,513

Liabilities:
Cash overdraft	30,681
Payable for investments purchased	31
Payable for capital shares redeemed	54,772
Administration fees payable	83
Administrative services fees payable	870
Distribution fees payable	670
Transfer agency fees payable	133
Fund accounting fees payable	168
Compliance services fees payable	45
Other accrued expenses	3,703

Total Liabilities	91,156

Net Assets	$2,275,357

Net Assets consist of:
Capital	$4,038,036
Accumulated net investment income (loss)	(422)
Accumulated net realized gains (losses) on investments	(2,309,098)
Net unrealized appreciation (depreciation) on investments	546,841

Net Assets	$2,275,357

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	108,007

Net Asset Value (offering and redemption price per share)	$21.07

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$18,611
Interest	7

Total Investment Income	18,618

Expenses:
Advisory fees	8,661
Management services fees	1,155
Administration fees	512
Transfer agency fees	792
Administrative services fees	3,952
Distribution fees	2,887
Custody fees	10,845
Fund accounting fees	1,851
Trustee fees	16
Compliance services fees	28
Other fees	1,542

Total Gross Expenses before reductions	32,241
Less Expenses reduced by the Advisor	(13,201)

Total Net Expenses	19,040

Net Investment Income (Loss)	(422)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(246,291)
Change in net unrealized appreciation/depreciation on investments	100,924

Net Realized and Unrealized Gains (Losses) on Investments	(145,367)

Change in Net Assets Resulting from Operations	$(145,789)

See accompanying notes to the financial statements.

95

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(422)	$(4,416)
Net realized gains (losses) on investments	(246,291)	(844,920)
Change in net unrealized appreciation/depreciation on investments	100,924	(354,416)

Change in net assets resulting from operations	(145,789)	(1,203,752)

Capital Transactions:
Proceeds from shares issued	6,623,737	28,285,035
Value of shares redeemed	(9,485,164)	(24,256,218)

Change in net assets resulting from capital transactions	(2,861,427)	4,028,817

Change in net assets	(3,007,216)	2,825,065
Net Assets:
Beginning of period	5,282,573	2,457,508

End of period	$2,275,357	$5,282,573

Accumulated net investment income (loss)	$(422)	$—

Share Transactions:
Issued	326,944	1,092,249
Redeemed	(480,953)	(913,880)

Change in shares	(154,009)	178,369

See accompanying notes to the financial statements.

96

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$20.16		$29.38	$32.02	$28.59	$29.99	$27.87

Investment Activities:
Net investment income (loss)(a)	—	(b)	(0.04)	(0.23)	(0.17)	(0.35)	(0.29)
Net realized and unrealized gains (losses) on investments	0.91	(c)	(9.18)	(2.41)	3.60	(1.05)	2.41

Total income (loss) from investment activities	0.91		(9.22)	(2.64)	3.43	(1.40)	2.12

Net Asset Value, End of Period	$21.07		$20.16	$29.38	$32.02	$28.59	$29.99

Total Return	4.51	%(d)	(31.38)%	(8.24)%	12.00%	(4.67)%	7.61%

Ratios to Average Net Assets:
Gross expenses(e)	2.79%		2.51%	2.07%	2.19%	2.48%	2.20%
Net expenses(e)	1.65%		1.63%	1.63%	1.70%	1.98%	1.98%
Net investment income (loss)(e)	(0.04)%		(0.17)%	(0.70)%	(0.57)%	(1.22)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$2,275		$5,283	$2,458	$6,499	$3,521	$11,878
Portfolio turnover rate(f)	263	%(d)	983%	618%	579%	1,219%	1,256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

97

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	9.5%
Wells Fargo & Co.	8.2%
Bank of America Corp.	7.5%
The Goldman Sachs Group, Inc.	4.7%
Bank of New York Mellon Corp.	2.6%

Dow Jones U.S. Financials
Index - Composition
% of Index

Banks	38%
General Financial	30%
Nonlife Insurance	14%
Real Estate Investment Trusts	12%
Life Insurance	5%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks (101.4%)
	Shares	Value

Ace, Ltd. (Insurance)	5,412	$239,373
Affiliated Managers Group, Inc.* (Diversified Financial Services)	492	28,629
AFLAC, Inc. (Insurance)	7,380	229,444
Alexandria Real Estate Equities, Inc. (REIT)	492	17,609
Allied World Assurance Holdings, Ltd. (Insurance)	492	20,088
Allstate Corp. (Insurance)	8,364	204,082
AMB Property Corp. (REIT)	2,460	46,273
Ambac Financial Group, Inc. (Insurance)	4,920	4,526
American Campus Communities, Inc. (REIT)	984	21,825
American Express Co. (Diversified Financial Services)	16,728	388,759
American Financial Group, Inc. (Insurance)	1,476	31,852
American International Group, Inc. (Insurance)	37,884	43,945
American National Insurance Co. (Insurance)	492	37,185
AmeriCredit Corp.* (Diversified Financial Services)	984	13,333
Ameriprise Financial, Inc. (Diversified Financial Services)	3,936	95,527
Annaly Mortgage Management, Inc. (REIT)	8,856	134,080
AON Corp. (Insurance)	3,936	149,056
Apartment Investment and Management Co.—Class A (REIT)	1,968	17,417
Arch Capital Group, Ltd.* (Insurance)	984	57,643
Argo Group International Holdings, Ltd.* (Insurance)	492	13,884
Arthur J. Gallagher & Co. (Insurance)	1,476	31,498
Aspen Insurance Holdings, Ltd. (Insurance)	984	21,983
Associated Banc-Corp (Banks)	1,968	24,600
Assurant, Inc. (Insurance)	1,968	47,409
Assured Guaranty, Ltd. (Insurance)	984	12,182
Astoria Financial Corp. (Savings & Loans)	1,476	12,664
Avalonbay Communities, Inc. (REIT)	1,476	82,567
Axis Capital Holdings, Ltd. (Insurance)	2,460	64,403
BancorpSouth, Inc. (Banks)	1,476	30,302
Bank of America Corp. (Banks)	122,016	1,610,611
Bank of Hawaii Corp. (Banks)	984	35,257
Bank of New York Mellon Corp. (Banks)	19,188	562,400
BB&T Corp. (Banks)	10,332	227,097
BioMed Realty Trust, Inc. (REIT)	1,476	15,099
BlackRock, Inc.—Class A (Diversified Financial Services)	492	86,307
BOK Financial Corp. (Banks)	492	18,534
Boston Properties, Inc. (REIT)	1,968	93,874
Brandywine Realty Trust (REIT)	1,968	14,662
BRE Properties, Inc.—Class A (REIT)	984	23,380
Brookfield Properties Corp. (Real Estate)	3,444	27,449
Brown & Brown, Inc. (Insurance)	1,968	39,222
Camden Property Trust (REIT)	984	27,158
Capital One Financial Corp. (Diversified Financial Services)	7,380	161,474
CapitalSource, Inc. (Diversified Financial Services)	3,936	19,208
Capitol Federal Financial (Savings & Loans)	492	18,858
Cathay Bancorp, Inc. (Banks)	984	9,358
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,444	32,236
CBL & Associates Properties, Inc. (REIT)	1,968	10,608
Chimera Investment Corp. (REIT)	9,840	34,342
Chubb Corp. (Insurance)	5,412	215,831
Cincinnati Financial Corp. (Insurance)	2,460	54,981
CIT Group, Inc. (Diversified Financial Services)	6,396	13,751
Citigroup, Inc. (Diversified Financial Services)	82,656	245,488
City National Corp. (Banks)	492	18,120
CME Group, Inc. (Diversified Financial Services)	984	306,132
Colonial Properties Trust (REIT)	984	7,282
Comerica, Inc. (Banks)	2,460	52,029
Commerce Bancshares, Inc. (Banks)	984	31,321
Corporate Office Properties Trust (REIT)	984	28,861
Cousins Properties, Inc. (REIT)	492	4,182
Cullen/Frost Bankers, Inc. (Banks)	984	45,382
DCT Industrial Trust, Inc. (REIT)	2,952	12,044
Delphi Financial Group, Inc.—Class A (Insurance)	492	9,560
Developers Diversified Realty Corp. (REIT)	1,968	9,604
DiamondRock Hospitality Co. (REIT)	1,968	12,320
Digital Realty Trust, Inc. (REIT)	984	35,276
Discover Financial Services (Diversified Financial Services)	7,872	80,845
Douglas Emmett, Inc. (REIT)	1,968	17,692
Duke-Weeks Realty Corp. (REIT)	3,444	30,204
E* TRADE Financial Corp.* (Diversified Financial Services)	16,236	20,782
East West Bancorp, Inc. (Banks)	984	6,386
Eaton Vance Corp. (Diversified Financial Services)	1,968	52,644
Endurance Specialty Holdings, Ltd. (Insurance)	984	28,831
Entertainment Properties Trust (REIT)	492	10,135
Equifax, Inc. (Commercial Services)	1,968	51,365

See accompanying notes to the financial statements.

98

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Equity Lifestyle Properties, Inc. (REIT)	492	$18,293
Equity Residential Properties Trust (REIT)	4,428	98,434
Erie Indemnity Co.—Class A (Insurance)	492	17,594
Essex Property Trust, Inc. (REIT)	492	30,617
Everest Re Group, Ltd. (Insurance)	984	70,425
F.N.B. Corp. (Banks)	1,476	9,136
Federal Realty Investment Trust (REIT)	984	50,696
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,476	35,557
Fidelity National Title Group, Inc.—Class A (Insurance)	3,936	53,254
Fifth Third Bancorp (Banks)	9,348	66,371
First American Financial Corp. (Insurance)	1,476	38,243
First BanCorp (Banks)	1,476	5,830
First Financial Bankshares, Inc. (Banks)	492	24,777
First Horizon National Corp.* (Banks)	3,444	41,328
First Midwest Bancorp, Inc. (Banks)	984	7,193
First Niagara Financial Group, Inc. (Savings & Loans)	2,460	28,093
FirstMerit Corp. (Banks)	1,487	25,249
Forest City Enterprises, Inc.—Class A (Real Estate)	1,968	12,989
Forestar Group, Inc.* (Real Estate)	492	5,845
Franklin Resources, Inc. (Diversified Financial Services)	2,460	177,145
Franklin Street Properties Corp. (REIT)	984	13,038
Fulton Financial Corp. (Banks)	2,952	15,380
Genworth Financial, Inc.—Class A (Diversified Financial Services)	6,888	48,147
Glacier Bancorp, Inc. (Banks)	984	14,534
GLG Partners, Inc. (Diversified Financial Services)	2,952	12,074
Hancock Holding Co. (Banks)	492	15,985
Hanover Insurance Group, Inc. (Insurance)	984	37,500
Hartford Financial Services Group, Inc. (Insurance)	5,412	64,240
Hatteras Financial Corp. (REIT)	492	14,066
HCC Insurance Holdings, Inc. (Insurance)	1,968	47,252
HCP, Inc. (REIT)	4,428	93,829
Health Care REIT, Inc. (REIT)	1,968	67,109
Healthcare Realty Trust, Inc. (REIT)	984	16,561
Highwoods Properties, Inc. (REIT)	984	22,012
Home Properties, Inc. (REIT)	492	16,777
Horace Mann Educators Corp. (Insurance)	492	4,905
Hospitality Properties Trust (REIT)	1,476	17,550
Host Marriott Corp. (REIT)	9,348	78,430
HRPT Properties Trust (REIT)	3,444	13,983
Hudson City Bancorp, Inc. (Savings & Loans)	7,872	104,619
Huntington Bancshares, Inc. (Banks)	8,856	37,018
IntercontinentalExchange, Inc.* (Diversified Financial Services)	984	112,412
International Bancshares Corp. (Banks)	984	10,145
Invesco, Ltd. (Diversified Financial Services)	6,396	113,977
Investment Technology Group, Inc.* (Diversified Financial Services)	492	10,032
IPC Holdings, Ltd. (Insurance)	984	26,903
J.P. Morgan Chase & Co. (Diversified Financial Services)	59,532	2,030,637
Janus Capital Group, Inc. (Diversified Financial Services)	2,460	28,044
Jefferies Group, Inc.* (Diversified Financial Services)	1,968	41,977
Jones Lang LaSalle, Inc. (Real Estate)	492	16,103
KBW, Inc.* (Diversified Financial Services)	492	14,150
KeyCorp (Banks)	11,316	59,296
Kilroy Realty Corp. (REIT)	492	10,106
Kimco Realty Corp. (REIT)	5,904	59,335
LaSalle Hotel Properties (REIT)	984	12,143
Lazard, Ltd.—Class A (Diversified Financial Services)	984	26,489
Legg Mason, Inc. (Diversified Financial Services)	2,460	59,975
Lexington Realty Trust (REIT)	1,476	5,018
Liberty Property Trust (REIT)	1,476	34,007
Lincoln National Corp. (Insurance)	3,936	67,739
Loews Corp. (Insurance)	5,904	161,770
M&T Bank Corp. (Banks)	984	50,115
Mack-Cali Realty Corp. (REIT)	984	22,435
Marsh & McLennan Cos., Inc. (Insurance)	8,364	168,367
Marshall & Ilsley Corp. (Banks)	3,936	18,893
MasterCard, Inc.—Class A (Software)	1,476	246,950
Max Capital Group, Ltd. (Insurance)	984	18,165
MB Financial, Inc. (Banks)	492	5,013
MBIA, Inc.* (Insurance)	2,460	10,652
Mercury General Corp. (Insurance)	492	16,448
MetLife, Inc. (Insurance)	9,348	280,534
MF Global, Ltd.* (Diversified Financial Services)	1,476	8,753
MFA Financial, Inc. (REIT)	3,444	23,832
MGIC Investment Corp. (Insurance)	1,968	8,659
Mid-America Apartment Communities, Inc. (REIT)	492	18,061
Montpelier Re Holdings, Ltd. (Insurance)	1,476	19,616
Moody’s Corp. (Commercial Services)	2,952	77,785
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,188	547,050
MSCI, Inc.—Class A* (Software)	1,476	36,073
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,460	52,423
National Financial Partners (Diversified Financial Services)	492	3,601
National Penn Bancshares, Inc. (Banks)	1,476	6,804
National Retail Properties, Inc. (REIT)	1,476	25,609
Nationwide Health Properties, Inc. (REIT)	1,476	37,992
New York Community Bancorp (Savings & Loans)	5,412	57,854
NewAlliance Bancshares, Inc. (Savings & Loans)	1,476	16,974
Northern Trust Corp. (Banks)	3,936	211,285
NYSE Euronext (Diversified Financial Services)	3,936	107,256
Old National Bancorp (Banks)	984	9,663
Old Republic International Corp. (Insurance)	3,444	33,923
OMEGA Healthcare Investors, Inc. (REIT)	1,476	22,908
optionsXpress Holdings, Inc. (Diversified Financial Services)	492	7,641
PacWest Bancorp (Banks)	492	6,475
PartnerRe, Ltd. (Insurance)	984	63,911
People’s United Financial, Inc. (Banks)	2,952	44,398
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	492	21,486
Platinum Underwriters Holdings, Ltd. (Insurance)	984	28,133
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,460	73,259
PNC Financial Services Group (Banks)	6,888	267,323
Popular, Inc. (Banks)	3,936	8,659
Post Properties, Inc. (REIT)	492	6,612
Potlatch Corp. (Forest Products & Paper)	492	11,951
Principal Financial Group, Inc. (Insurance)	4,428	83,424
PrivateBancorp, Inc. (Banks)	492	10,942
ProAssurance Corp.* (Insurance)	492	22,735
Progressive Corp.* (Insurance)	10,332	156,117
ProLogis (REIT)	6,888	55,517
Prosperity Bancshares, Inc. (Banks)	492	14,676
Protective Life Corp. (Insurance)	1,476	16,885
Provident Financial Services, Inc. (Savings & Loans)	984	8,954
Prudential Financial, Inc. (Insurance)	6,888	256,371
Public Storage, Inc. (REIT)	1,968	128,865
Raymond James Financial Corp. (Diversified Financial Services)	1,476	25,402
Rayonier, Inc. (Forest Products & Paper)	1,476	53,653
Realty Income Corp. (REIT)	1,476	32,354
Redwood Trust, Inc. (REIT)	984	14,524

See accompanying notes to the financial statements.

99

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

Regency Centers Corp. (REIT)	1,476	$51,527
Regions Financial Corp. (Banks)	17,712	71,556
Reinsurance Group of America, Inc. (Insurance)	984	34,351
RenaissanceRe Holdings (Insurance)	984	45,795
RLI Corp. (Insurance)	492	22,042
SEI Investments Co. (Software)	2,460	44,378
Selective Insurance Group, Inc. (Insurance)	984	12,566
Senior Housing Properties Trust (REIT)	1,968	32,118
Simon Property Group, Inc. (REIT)	4,470	229,892
SL Green Realty Corp. (REIT)	984	22,573
SLM Corp.* (Diversified Financial Services)	7,380	75,793
St. Joe Co.* (Real Estate)	1,476	39,099
StanCorp Financial Group, Inc. (Insurance)	984	28,221
State Street Corp. (Banks)	7,872	371,558
Sterling Bancshares, Inc. (Banks)	1,476	9,343
Stifel Financial Corp.* (Diversified Financial Services)	492	23,660
Sunstone Hotel Investors, Inc. (REIT)	984	5,264
SunTrust Banks, Inc. (Banks)	7,380	121,401
Susquehanna Bancshares, Inc. (Banks)	1,476	7,218
SVB Financial Group* (Banks)	492	13,392
SWS Group, Inc. (Diversified Financial Services)	492	6,873
Synovus Financial Corp. (Banks)	4,428	13,240
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,936	164,013
Tanger Factory Outlet Centers, Inc. (REIT)	492	15,956
Taubman Centers, Inc. (REIT)	984	26,430
TCF Financial Corp. (Banks)	1,968	26,312
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,444	60,408
TFS Financial Corp. (Savings & Loans)	1,476	15,675
The Charles Schwab Corp. (Diversified Financial Services)	15,252	267,520
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,888	1,015,567
The Macerich Co. (REIT)	1,522	26,802
The Travelers Companies, Inc. (Insurance)	9,348	383,642
Torchmark Corp. (Insurance)	1,476	54,671
Tower Group, Inc. (Insurance)	492	12,192
Transatlantic Holdings, Inc. (Insurance)	984	42,637
TrustCo Bank Corp. NY (Banks)	984	5,815
Trustmark Corp. (Banks)	984	19,011
U.S. Bancorp (Banks)	28,044	502,549
UDR, Inc. (REIT)	2,460	25,412
UMB Financial Corp. (Banks)	492	18,701
Umpqua Holdings Corp. (Banks)	984	7,636
United Bankshares, Inc. (Banks)	492	9,614
United Community Banks, Inc.* (Banks)	984	5,894
Unitrin, Inc. (Insurance)	492	5,914
UnumProvident Corp. (Insurance)	5,412	85,834
Validus Holdings, Ltd. (Insurance)	492	10,814
Valley National Bancorp (Banks)	2,460	28,782
Ventas, Inc. (REIT)	2,460	73,456
Visa, Inc.—Class A (Commercial Services)	7,380	459,479
Vornado Realty Trust (REIT)	2,460	110,774
W.R. Berkley Corp. (Insurance)	2,460	52,816
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,476	38,922
Washington Federal, Inc. (Savings & Loans)	1,476	19,188
Washington REIT (REIT)	984	22,012
Webster Financial Corp. (Banks)	984	7,921
Weingarten Realty Investors (REIT)	1,968	28,556
Wells Fargo & Co. (Banks)	72,324	1,754,580
Westamerica Bancorp (Banks)	492	24,408
Western Union Co. (Commercial Services)	11,316	185,582
Whitney Holding Corp. (Banks)	984	9,013
Willis Group Holdings, Ltd. (Insurance)	2,460	63,296
Wilmington Trust Corp. (Banks)	984	13,441
Wintrust Financial Corp. (Banks)	492	7,911
XL Capital, Ltd.—Class A (Insurance)	5,412	62,022
Zenith National Insurance Corp. (Insurance)	492	10,696
Zions Bancorp (Banks)	1,968	22,750

TOTAL COMMON STOCKS
(Cost $15,543,126)		21,733,100

TOTAL INVESTMENT SECURITIES
(Cost $15,543,126)—101.4%		21,733,100
Net other assets (liabilities)—(1.4)%		(294,263)

NET ASSETS—100.0%		$21,438,837

*	Non-income producing security

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June30, 2009:

Banks	30.7%
Commercial Services	3.6%
Diversified Financial Services	30.9%
Forest Products & Paper	0.7%
Insurance	20.3%
REIT	11.5%
Real Estate	0.7%
Savings & Loans	1.4%
Software	1.6%
Other**	(1.4)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

100

PROFUNDS VP
ProFund VP Financials
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$15,543,126

Securities, at value	21,733,100

Total Investment Securities, at value	21,733,100
Dividends receivable	31,400
Prepaid expenses	152

Total Assets	21,764,652

Liabilities:
Cash overdraft	137,682
Payable for capital shares redeemed	141,234
Advisory fees payable	10,376
Management services fees payable	1,384
Administration fees payable	726
Administrative services fees payable	7,603
Distribution fees payable	7,630
Trustee fees payable	1
Transfer agency fees payable	1,155
Fund accounting fees payable	1,459
Compliance services fees payable	372
Other accrued expenses	16,193

Total Liabilities	325,815

Net Assets	$21,438,837

Net Assets consist of:
Capital	$40,558,355
Accumulated net investment income (loss)	595,265
Accumulated net realized gains (losses) on investments	(25,904,757)
Net unrealized appreciation (depreciation) on investments	6,189,974

Net Assets	$21,438,837

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,432,502

Net Asset Value (offering and redemption price per share)	$14.97

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$249,931
Interest	16

Total Investment Income	249,947

Expenses:
Advisory fees	64,561
Management services fees	8,608
Administration fees	3,745
Transfer agency fees	5,769
Administrative services fees	25,007
Distribution fees	21,520
Custody fees	15,466
Fund accounting fees	8,432
Trustee fees	116
Compliance services fees	79
Other fees	12,839

Total Gross Expenses before reductions	166,142
Less Expenses reduced by the Advisor	(23,917)

Total Net Expenses	142,225

Net Investment Income (Loss)	107,722

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,426,226)
Change in net unrealized appreciation/depreciation on investments	6,267,632

Net Realized and Unrealized Gains (Losses) on Investments	(158,594)

Change in Net Assets Resulting from Operations	$(50,872)

See accompanying notes to the financial statements.

101

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$107,722	$487,543
Net realized gains (losses) on investments	(6,426,226)	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	6,267,632	(5,499,618)

Change in net assets resulting from operations	(50,872)	(18,647,576)

Distributions to Shareholders From:
Net investment income	—	(353,453)

Change in net assets resulting from distributions	—	(353,453)

Capital Transactions:
Proceeds from shares issued	35,913,342	142,001,893
Dividends reinvested	—	353,453
Value of shares redeemed	(37,021,199)	(125,655,579)

Change in net assets resulting from capital transactions	(1,107,857)	16,699,767

Change in net assets	(1,158,729)	(2,301,262)
Net Assets:
Beginning of period	22,597,566	24,898,828

End of period	$21,438,837	$22,597,566

Accumulated net investment income (loss)	$595,265	$487,543

Share Transactions:
Issued	2,840,208	5,559,039
Reinvested	—	14,480
Redeemed	(2,835,883)	(4,914,246)

Change in shares	4,325	659,273

See accompanying notes to the financial statements.

102

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$15.82		$32.38	$40.64	$34.84	$33.80	$30.72

Investment Activities:
Net investment income (loss)(a)	0.08		0.46	0.41	0.34	0.27	0.20
Net realized and unrealized gains (losses) on investments	(0.93)		(16.72)	(8.11)	5.69	1.06	2.97

Total income (loss) from investment activities	(0.85)		(16.26)	(7.70)	6.03	1.33	3.17

Distributions to Shareholders From:
Net investment income	—		(0.30)	(0.56)	(0.23)	(0.29)	(0.09)

Net Asset Value, End of Period	$14.97		$15.82	$32.38	$40.64	$34.84	$33.80

Total Return	(5.37	)%(b)	(50.54)%	(19.11)%	17.35%	3.98%	10.34%

Ratios to Average Net Assets:
Gross expenses(c)	1.93%		1.85%	1.74%	1.76%	1.92%	1.92%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.92%	1.92%
Net investment income (loss)(c)	1.25%		1.90%	1.04%	0.90%	0.80%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$21,439		$22,598	$24,899	$49,610	$35,924	$30,767
Portfolio turnover rate(d)	191	%(b)	413%	216%	247%	316%	595%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

103

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%
Swap Agreements	6%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.6%
ChevronTexaco Corp.	11.9%
Schlumberger, Ltd.	5.8%
ConocoPhillips	4.9%
Occidental Petroleum Corp.	4.8%

Dow Jones U.S. Oil & Gas Index - Composition	% of Index

Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	22%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2009
(unaudited)

Common Stocks (93.6%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	33,701	$1,529,688
Apache Corp. (Oil & Gas)	22,635	1,633,115
Arena Resources, Inc.* (Oil & Gas)	2,515	80,103
Atlas America, Inc. (Oil & Gas)	2,515	44,943
Atwood Oceanics, Inc.* (Oil & Gas)	3,521	87,708
Baker Hughes, Inc. (Oil & Gas Services)	20,623	751,502
Berry Petroleum Co.—Class A (Oil & Gas)	2,515	46,754
Bill Barrett Corp.* (Oil & Gas)	2,012	55,250
BJ Services Co. (Oil & Gas Services)	19,617	267,380
Bristow Group, Inc.* (Transportation)	2,012	59,616
Cabot Oil & Gas Corp. (Oil& Gas)	7,042	215,767
Cameron International Corp.* (Oil & Gas Services)	14,587	412,812
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,012	34,506
Chart Industries, Inc.* (Machinery-Diversified)	2,012	36,578
Chesapeake Energy Corp. (Oil & Gas)	42,252	837,857
ChevronTexaco Corp. (Oil & Gas)	134,804	8,930,765
Cimarex Energy Co. (Oil & Gas)	5,533	156,805
CNX Gas Corp.* (Oil & Gas)	2,012	52,855
Complete Production Services, Inc.* (Oil & Gas Services)	4,024	25,593
Comstock Resources, Inc.* (Oil & Gas)	3,018	99,745
Concho Resources, Inc.* (Oil & Gas)	5,030	144,311
ConocoPhillips (Oil & Gas)	87,522	3,681,175
Continental Resources, Inc.* (Oil & Gas)	2,012	55,833
Core Laboratories N.V. (Oil & Gas Services)	1,509	131,509
Denbury Resources, Inc.* (Oil & Gas)	16,599	244,503
Devon Energy Corp. (Oil & Gas)	28,168	1,535,156
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,527	375,967
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,533	144,411
Drill-Quip, Inc.* (Oil & Gas Services)	2,012	76,657
El Paso Corp. (Pipelines)	47,282	436,413
Encore Acquisition Co.* (Oil & Gas)	3,521	108,623
Energen Corp. (Gas)	5,030	200,697
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	3,018	42,705
Ensco International, Inc. (Oil & Gas)	9,557	333,253
EOG Resources, Inc. (Oil & Gas)	16,599	1,127,404
EXCO Resources, Inc.* (Oil & Gas)	11,569	149,472
Exterran Holdings, Inc.* (Oil & Gas Services)	4,024	64,545
Exxon Mobil Corp. (Oil & Gas)	262,986	18,385,351
First Solar, Inc.* (Energy-Alternate Sources)	3,018	489,278
FMC Technologies, Inc.* (Oil & Gas Services)	8,551	321,347
Forest Oil Corp.* (Oil & Gas)	6,539	97,562
Frontier Oil Corp. (Oil & Gas)	7,042	92,321
Global Industries, Ltd.* (Oil & Gas Services)	7,042	39,858
Goodrich Petroleum Corp.* (Oil & Gas)	2,012	49,475
Halliburton Co. (Oil & Gas Services)	60,360	1,249,452
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,036	65,611
Helmerich & Payne, Inc. (Oil & Gas)	6,539	201,859
Hercules Offshore, Inc.* (Oil & Gas Services)	6,036	23,963
Hess Corp. (Oil & Gas)	20,120	1,081,450
Holly Corp. (Oil & Gas)	3,018	54,264
Key Energy Services, Inc.* (Oil & Gas Services)	8,048	46,357
Marathon Oil Corp. (Oil & Gas)	47,785	1,439,762
Mariner Energy, Inc.* (Oil & Gas)	6,036	70,923
Murphy Oil Corp. (Oil & Gas)	12,575	683,074
Nabors Industries, Ltd.* (Oil & Gas)	19,114	297,796
National-Oilwell Varco, Inc.* (Oil & Gas Services)	28,168	919,967
Newfield Exploration Co.* (Oil & Gas)	9,054	295,794
Noble Corp. (Oil & Gas)	17,605	532,551
Noble Energy, Inc. (Oil & Gas)	11,569	682,224
Occidental Petroleum Corp. (Oil & Gas)	54,324	3,575,063
Oceaneering International, Inc.* (Oil & Gas Services)	3,521	159,149
OGE Energy Corp. (Electric)	6,539	185,185
Oil States International, Inc.* (Oil & Gas Services)	3,521	85,243
Parker Drilling Co.* (Oil & Gas)	7,545	32,745
Patterson-UTI Energy, Inc. (Oil & Gas)	10,563	135,840
Penn Virginia Corp. (Oil & Gas)	3,018	49,405
Petrohawk Energy Corp.* (Oil & Gas)	18,611	415,025
Pioneer Natural Resources Co. (Oil & Gas)	7,545	192,398
Plains Exploration & Production Co.* (Oil & Gas)	8,048	220,193
Pride International, Inc.* (Oil & Gas)	10,563	264,709
Quicksilver Resources, Inc.* (Oil & Gas)	8,048	74,766
Range Resources Corp. (Oil & Gas)	10,563	437,414
Rowan Cos., Inc. (Oil & Gas)	7,042	136,052
SandRidge Energy, Inc.* (Oil & Gas)	10,060	85,711
Schlumberger, Ltd. (Oil & Gas Services)	80,480	4,354,773
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,509	113,537
Smith International, Inc. (Oil & Gas Services)	14,587	375,615
Southern Union Co. (Gas)	7,042	129,502
Southwestern Energy Co.* (Oil & Gas)	23,138	898,911
See accompanying notes to the financial statements.

104

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2009
(unaudited)

Common Stocks, continued
	Shares	Value

St. Mary Land & Exploration Co. (Oil & Gas)	4,024	$83,981
Sunoco, Inc. (Oil & Gas)	8,048	186,714
SunPower Corp.—Class A* (Energy-Alternate Sources)	3,521	93,799
SunPower Corp.—Class B* (Electrical Components & Equipment)	3,018	72,281
Superior Energy Services, Inc.* (Oil & Gas Services)	5,030	86,868
Swift Energy Co.* (Oil & Gas)	2,012	33,500
Tesoro Petroleum Corp. (Oil & Gas)	9,557	121,661
TETRA Technologies, Inc.* (Oil & Gas Services)	5,030	40,039
The Williams Cos., Inc. (Pipelines)	38,731	604,591
Tidewater, Inc. (Oil & Gas Services)	3,521	150,945
Transocean, Ltd.* (Oil & Gas)	21,629	1,606,818
Ultra Petroleum Corp.* (Oil & Gas)	10,060	392,340
Unit Corp.* (Oil & Gas)	3,018	83,206
Valero Energy Corp. (Oil & Gas)	37,725	637,175
W&T Offshore, Inc. (Oil & Gas)	2,515	24,496
Weatherford International, Ltd.* (Oil & Gas Services)	46,779	914,997
Whiting Petroleum Corp.* (Oil & Gas)	3,521	123,798
XTO Energy, Inc. (Oil & Gas)	38,731	1,477,200

TOTAL COMMON STOCKS
(Cost $42,397,637)		69,987,860

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $56,000 (Collateralized by $55,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $57,192)	$56,000	56,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $16,000 (Collateralized by $16,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $17,145)	16,000	16,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $82,000 (Collateralized by $79,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $84,654)	82,000	82,000

TOTAL REPURCHASE AGREEMENTS
(Cost $154,000)		154,000

TOTAL INVESTMENT SECURITIES
(Cost $42,551,637)—93.8%		70,141,860
Net other assets (liabilities)—6.2%		4,655,345

NET ASSETS—100.0%		$74,797,205

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$4,998,500	$(1,500)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Electric	0.2%
Electrical Components & Equipment	0.2%
Energy-Alternate Sources	0.8%
Gas	0.5%
Machinery-Diversified	NM
Oil & Gas	75.9%
Oil & Gas Services	14.5%
Pipelines	1.4%
Transportation	0.1%
Other**	6.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

105

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$42,551,637

Securities, at value	69,987,860
Repurchase agreements, at value	154,000

Total Investment Securities, at value	70,141,860
Cash	490
Dividends and interest receivable	53,893
Receivable for capital shares issued	5,963
Receivable for investments sold	5,785,662
Prepaid expenses	618

Total Assets	75,988,486

Liabilities:
Payable for capital shares redeemed	1,028,751
Unrealized loss on swap agreements	1,500
Advisory fees payable	47,427
Management services fees payable	6,324
Administration fees payable	2,727
Administrative services fees payable	28,471
Distribution fees payable	22,408
Trustee fees payable	4
Transfer agency fees payable	4,339
Fund accounting fees payable	5,484
Compliance services fees payable	1,681
Other accrued expenses	42,165

Total Liabilities	1,191,281

Net Assets	$74,797,205

Net Assets consist of:
Capital	$53,358,269
Accumulated net investment income (loss)	188,115
Accumulated net realized gains (losses) on investments	(6,337,902)
Net unrealized appreciation (depreciation) on investments	27,588,723

Net Assets	$74,797,205

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,918,795

Net Asset Value (offering and redemption price per share)	$38.98

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$792,999
Interest	154

Total Investment Income	793,153

Expenses:
Advisory fees	275,259
Management services fees	36,701
Administration fees	15,185
Transfer agency fees	23,502
Administrative services fees	121,909
Distribution fees	91,753
Custody fees	4,942
Fund accounting fees	30,861
Trustee fees	510
Compliance services fees	527
Other fees	48,780

Total Gross Expenses before reductions	649,929
Less Expenses reduced by the Advisor	(44,891)

Total Net Expenses	605,038

Net Investment Income (Loss)	188,115

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(5,566,073)
Net realized gains (losses) on swap agreements	488,164
Change in net unrealized appreciation/depreciation on investments	3,039,696

Net Realized and Unrealized Gains (Losses) on Investments	(2,038,213)

Change in Net Assets Resulting from Operations	$(1,850,098)

See accompanying notes to the financial statements.

106

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$188,115	$(374,733)
Net realized gains (losses) on investments	(5,077,909)	12,673,742
Change in net unrealized appreciation/depreciation on investments	3,039,696	(71,661,438)

Change in net assets resulting from operations	(1,850,098)	(59,362,429)

Distributions to Shareholders From:
Net realized gains on investments	—	(9,481,205)

Change in net assets resulting from distributions	—	(9,481,205)

Capital Transactions:
Proceeds from shares issued	53,857,223	253,051,037
Dividends reinvested	—	9,481,205
Value of shares redeemed	(43,885,382)	(321,884,024)

Change in net assets resulting from capital transactions	9,971,841	(59,351,782)

Change in net assets	8,121,743	(128,195,416)
Net Assets:
Beginning of period	66,675,462	194,870,878

End of period	$74,797,205	$66,675,462

Accumulated net investment income (loss)	$188,115	$—

Share Transactions:
Issued	1,388,695	4,116,122
Reinvested	—	177,650
Redeemed	(1,186,386)	(5,499,141)

Change in shares	202,309	(1,205,369)

See accompanying notes to the financial statements.

107

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$38.84		$66.69	$51.51	$47.02	$36.63	$28.33

Investment Activities:
Net investment income (loss)(a)	0.10		(0.15)	(0.17)	(0.08)	(0.15)	(0.05)
Net realized and unrealized gains (losses) on investments	0.04	(b)	(23.29)	16.79	9.13	11.64	8.37

Total income (loss) from investment activities	0.14		(23.44)	16.62	9.05	11.49	8.32

Distributions to Shareholders From:
Net realized gains on investments	—		(4.41)	(1.44)	(4.56)	(1.10)	(0.02)

Net Asset Value, End of Period	$38.98		$38.84	$66.69	$51.51	$47.02	$36.63

Total Return	0.36	%(c)	(36.95)%	32.48%	20.63%	31.31%	29.36%
Ratios to Average Net Assets:
Gross expenses(d)	1.77%		1.73%	1.71%	1.76%	1.86%	1.92%
Net expenses(d)	1.65%		1.63%	1.63%	1.68%	1.86%	1.92%
Net investment income (loss)(d)	0.51%		(0.25)%	(0.30)%	(0.15)%	(0.34)%	(0.16)%
Supplemental Data:
Net assets, end of period (000’s)	$74,797		$66,675	$194,871	$144,216	$148,466	$85,137
Portfolio turnover rate(e)	61	%(c)	147%	180%	166%	298%	470%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

108

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	82%
Swap Agreements	18%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	24.3%
Pfizer, Inc.	16.3%
Abbott Laboratories	8.8%
Merck & Co., Inc.	4.7%
Bristol-Myers Squibb Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	June 30, 2009
(unaudited)

Common Stocks (81.7%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	25,028	$1,177,317
Alkermes, Inc.* (Pharmaceuticals)	2,106	22,787
Allergan, Inc. (Pharmaceuticals)	6,552	311,744
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	936	29,372
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,888	627,335
Cephalon, Inc.* (Pharmaceuticals)	1,638	92,793
Eli Lilly & Co. (Pharmaceuticals)	17,794	616,384
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,340	41,933
Enzon Pharmaceuticals, Inc.* (Biotechnology)	936	7,366
Forest Laboratories, Inc.* (Pharmaceuticals)	6,552	164,521
Hospira, Inc.* (Pharmaceuticals)	3,510	135,205
Johnson & Johnson (Healthcare-Products)	57,370	3,258,616
King Pharmaceuticals, Inc.* (Pharmaceuticals)	5,382	51,829
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,170	19,094
Merck & Co., Inc. (Pharmaceuticals)	22,630	632,735
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,552	85,504
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	702	10,635
Perrigo Co. (Pharmaceuticals)	1,872	52,004
Pfizer, Inc. (Pharmaceuticals)	145,548	2,183,220
Schering-Plough Corp. (Pharmaceuticals)	24,366	612,074
Sepracor, Inc.* (Pharmaceuticals)	2,340	40,529
The Medicines Co.* (Pharmaceuticals)	1,170	9,816
Theravance, Inc.* (Pharmaceuticals)	1,170	17,129
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,404	36,111
Warner Chilcott, Ltd.* (Pharmaceuticals)	1,872	24,617
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,340	78,764
Wyeth (Pharmaceuticals)	13,782	625,565

TOTAL COMMON STOCKS
(Cost $9,818,587)		10,964,999

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $6,000 (Collateralized by $6,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $6,150)	$ 6,000	6,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $1,072)	1,000	1,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $10,000 (Collateralized by $10,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $10,716)	10,000	10,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000)		17,000

TOTAL INVESTMENT SECURITIES
(Cost $9,835,587)—81.8%		10,981,999
Net other assets (liabilities)—18.2%		2,447,637

NET ASSETS—100.0%		$13,429,636

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$2,499,250	$(750)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Biotechnology	0.1%
Healthcare-Products	24.5%
Pharmaceuticals	57.1%
Other**	18.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

109

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$9,835,587

Securities, at value	10,964,999
Repurchase agreements, at value	17,000

Total Investment Securities, at value	10,981,999
Cash	334
Dividends and interest receivable	18,424
Receivable for capital shares issued	453,536
Receivable for investments sold	2,462,120
Prepaid expenses	86

Total Assets	13,916,499

Liabilities:
Payable for investments purchased	459,377
Payable for capital shares redeemed	397
Unrealized loss on swap agreements	750
Advisory fees payable	6,579
Management services fees payable	877
Administration fees payable	432
Administrative services fees payable	4,760
Distribution fees payable	3,877
Trustee fees payable	1
Transfer agency fees payable	688
Fund accounting fees payable	870
Compliance services fees payable	283
Other accrued expenses	7,972

Total Liabilities	486,863

Net Assets	$13,429,636

Net Assets consist of:
Capital	$23,591,941
Accumulated net investment income (loss)	532,382
Accumulated net realized gains (losses) on investments	(11,840,349)
Net unrealized appreciation (depreciation) on investments	1,145,662

Net Assets	$13,429,636

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	686,359

Net Asset Value (offering and redemption price per share)	$19.57

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$468,427
Interest	31

Total Investment Income	468,458

Expenses:
Advisory fees	74,366
Management services fees	9,915
Administration fees	3,730
Transfer agency fees	5,917
Administrative services fees	31,954
Distribution fees	24,789
Custody fees	2,531
Fund accounting fees	7,771
Trustee fees	150
Compliance services fees	93
Other fees	11,671

Total Gross Expenses before reductions	172,887
Less Expenses reduced by the Advisor	(10,158)

Total Net Expenses	162,729

Net Investment Income (Loss)	305,729

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,338,339)
Net realized gains (losses) on swap agreements	57,784
Change in net unrealized appreciation/depreciation on investments	47,880

Net Realized and Unrealized Gains (Losses) on Investments	(3,232,675)

Change in Net Assets Resulting from Operations	$(2,926,946)

See accompanying notes to the financial statements.

110

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$305,729	$226,653
Net realized gains (losses) on investments	(3,280,555)	(2,497,767)
Change in net unrealized appreciation/depreciation on investments	47,880	(901,880)

Change in net assets resulting from operations	(2,926,946)	(3,172,994)

Distributions to Shareholders From:
Net investment income	—	(240,807)

Change in net assets resulting from distributions	—	(240,807)

Capital Transactions:
Proceeds from shares issued	43,048,959	59,188,624
Dividends reinvested	—	240,807
Value of shares redeemed	(38,816,283)	(56,402,562)

Change in net assets resulting from capital transactions	4,232,676	3,026,869

Change in net assets	1,305,730	(386,932)
Net Assets:
Beginning of period	12,123,906	12,510,838

End of period	$13,429,636	$12,123,906

Accumulated net investment income (loss)	$532,382	$226,653

Share Transactions:
Issued	2,205,989	2,641,114
Reinvested	—	10,828
Redeemed	(2,120,676)	(2,542,131)

Change in shares	85,313	109,811

See accompanying notes to the financial statements.

111

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$20.17		$25.47	$25.27	$22.56	$23.54	$25.93

Investment Activities:
Net investment income (loss)(a)	0.29		0.44	0.32	0.25	0.15	0.08
Net realized and unrealized gains (losses) on investments	(0.89)		(5.37)	0.26	2.51	(1.05)	(2.47)

Total income (loss) from investment activities	(0.60)		(4.93)	0.58	2.76	(0.90)	(2.39)

Distributions to Shareholders From:
Net investment income	—		(0.37)	(0.38)	(0.05)	(0.08)	—

Net Asset Value, End of Period	$19.57		$20.17	$25.47	$25.27	$22.56	$23.54

Total Return	(2.97	)%(b)	(19.51)%	2.32%	12.18%	(3.82)%	(9.22)%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.77%	1.73%	1.75%	1.93%	1.97%
Net expenses(c)	1.64%		1.63%	1.63%	1.70%	1.93%	1.97%
Net investment income (loss)(c)	3.09%		1.99%	1.22%	1.02%	0.65%	0.32%
Supplemental Data:
Net assets, end of period (000’s)	$13,430		$12,124	$12,511	$21,079	$10,780	$11,803
Portfolio turnover rate(d)	243	%(b)	579%	443%	454%	853%	1,223%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

112

PROFUNDS VP ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP ProFund VP Precious Metals (unaudited)	Schedule of Portfolio Investments June 30, 2009

U.S. Government Agency Obligations (18.4%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$18,674,000	$18,673,995

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,673,995)		18,673,995

U.S. Treasury Obligations (13.7%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	13,859,000	13,858,996

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,858,996)		13,858,996

Repurchase Agreements (73.2%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,587,000 (Collateralized by $18,497,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $18,958,932)	18,587,000	18,587,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,561,010 (Collateralized by $18,800,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $18,937,752)	18,561,000	18,561,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,605,005 (Collateralized by $17,711,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $18,978,591)	18,605,000	18,605,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $18,551,005 (Collateralized by $18,850,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $18,923,633)	18,551,000	18,551,000

TOTAL REPURCHASE AGREEMENTS
(Cost $74,304,000)		74,304,000

TOTAL INVESTMENT SECURITIES
(Cost $106,836,991)—105.3%		106,836,991
Net other assets (liabilities)—(5.3)%		(5,380,957)

NET ASSETS—100.0%		$101,456,034

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $33,960,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$497,773	$9,258
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	101,169,428	(4,819,704)

See accompanying notes to the financial statements.

113

PROFUNDS VP
ProFund VP Precious Metals
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$106,836,991

Securities, at value	32,532,991
Repurchase agreements, at value	74,304,000

Total Investment Securities, at value	106,836,991
Cash	541
Interest receivable	21
Receivable for capital shares issued	66,953
Unrealized gain on swap agreements	9,258
Prepaid expenses	776

Total Assets	106,914,540

Liabilities:
Payable for capital shares redeemed	454,405
Unrealized loss on swap agreements	4,819,704
Advisory fees payable	60,328
Management services fees payable	8,044
Administration fees payable	3,512
Administrative services fees payable	35,097
Distribution fees payable	28,089
Trustee fees payable	5
Transfer agency fees payable	5,588
Fund accounting fees payable	7,062
Compliance services fees payable	2,277
Other accrued expenses	34,395

Total Liabilities	5,458,506

Net Assets	$101,456,034

Net Assets consist of:
Capital	$153,030,492
Accumulated net investment income (loss)	248,185
Accumulated net realized gains (losses) on investments	(47,012,197)
Net unrealized appreciation (depreciation) on investments	(4,810,446)

Net Assets	$101,456,034

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,876,228

Net Asset Value (offering and redemption price per share)	$35.27

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$63,092

Expenses:
Advisory fees	359,048
Management services fees	47,873
Administration fees	18,489
Transfer agency fees	28,748
Administrative services fees	160,102
Distribution fees	119,683
Custody fees	3,489
Fund accounting fees	37,327
Trustee fees	588
Compliance services fees	740
Other fees	64,281

Total Gross Expenses before reductions	840,368
Less Expenses reduced by the Advisor	(51,235)

Total Net Expenses	789,133

Net Investment Income (Loss)	(726,041)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	14,004,170
Change in net unrealized appreciation/depreciation on investments	(6,232,039)

Net Realized and Unrealized Gains (Losses) on Investments	7,772,131

Change in Net Assets Resulting from Operations	$7,046,090

See accompanying notes to the financial statements.

114

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(726,041)	$974,226
Net realized gains (losses) on investments	14,004,170	(57,868,281)
Change in net unrealized appreciation/depreciation on investments	(6,232,039)	(2,602,597)

Change in net assets resulting from operations	7,046,090	(59,496,652)

Distributions to Shareholders From:
Net investment income	—	(4,171,098)
Net realized gains on investments	—	(9,228,293)

Change in net assets resulting from distributions	—	(13,399,391)

Capital Transactions:
Proceeds from shares issued	96,670,904	274,007,209
Dividends reinvested	—	13,399,391
Value of shares redeemed	(93,865,192)	(285,148,654)

Change in net assets resulting from capital transactions	2,805,712	2,257,946

Change in net assets	9,851,802	(70,638,097)
Net Assets:
Beginning of period	91,604,232	162,242,329

End of period	$101,456,034	$91,604,232

Accumulated net investment income (loss)	$248,185	$974,226

Share Transactions:
Issued	2,959,450	5,742,054
Reinvested	—	402,747
Redeemed	(3,012,528)	(6,346,627)

Change in shares	(53,078)	(201,826)

See accompanying notes to the financial statements.

115

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$31.27		$51.82	$43.80	$41.15	$32.58	$40.99

Investment Activities:
Net investment income (loss)(a)	(0.25)		0.31	1.57	1.46	0.45	(0.20)
Net realized and unrealized gains (losses) on investments	4.25		(15.95)	8.11	1.55	8.12	(3.64)

Total income (loss) from investment activities	4.00		(15.64)	9.68	3.01	8.57	(3.84)

Distributions to Shareholders From:
Net investment income	—		(1.53)	(1.66)	(0.36)	—	—
Net realized gains on investments	—		(3.38)	—	—	—	(4.57)

Total distributions	—		(4.91)	(1.66)	(0.36)	—	(4.57)

Net Asset Value, End of Period	$35.27		$31.27	$51.82	$43.80	$41.15	$32.58

Total Return	12.79	%(b)	(30.76)%	22.46%	7.36%	26.30%	(9.92)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.71%	1.70%	1.74%	1.86%	1.87%
Net expenses(c)	1.65%		1.63%	1.63%	1.70%	1.86%	1.87%
Net investment income (loss)(c)	(1.52)%		0.68%	3.41%	3.30%	1.38%	(0.58)%

Supplemental Data:
Net assets, end of period (000’s)	$101,456		$91,604	$162,242	$125,274	$113,173	$60,432
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

116

PROFUNDS VP ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	69%
Swap Agreements	31%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Verizon Communications, Inc.	24.6%
AT&T, Inc.	24.6%
Sprint Nextel Corp.	4.6%
CenturyTel, Inc.	3.1%
Qwest Communications International, Inc.	2.0%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	91%
Mobile Telecommunications	9%

PROFUNDS VP ProFund VP Telecommunications (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (68.5%)
	Shares	Value

AT&T, Inc. (Telecommunications)	77,444	$1,923,709
CenturyTel, Inc. (Telecommunications)	8,034	246,644
Cincinnati Bell, Inc.* (Telecommunications)	5,871	16,674
Frontier Communications Corp. (Telecommunications)	8,343	59,569
Leap Wireless International, Inc.* (Telecommunications)	1,545	50,877
Leucadia National Corp.* (Holding Companies-Diversified)	4,635	97,752
Level 3 Communications, Inc.* (Telecommunications)	43,260	65,323
MetroPCS Communications, Inc.* (Telecommunications)	6,798	90,481
NII Holdings, Inc.—Class B* (Telecommunications)	4,326	82,497
Qwest Communications International, Inc. (Telecommunications)	37,389	155,164
Sprint Nextel Corp.* (Telecommunications)	74,469	358,196
Telephone & Data Systems, Inc. (Telecommunications)	1,236	34,979
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,236	32,086
tw telecom, Inc.* (Telecommunications)	4,017	41,255
US Cellular Corp.* (Telecommunications)	309	11,881
Verizon Communications, Inc. (Telecommunications)	62,632	1,924,681
Virgin Media, Inc. (Telecommunications)	7,725	72,229
Windstream Corp. (Telecommunications)	11,742	98,163

TOTAL COMMON STOCKS
(Cost $4,464,939)		5,362,160

Repurchase Agreements (0.5%)
	Principal
	Amount

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $15,000 (Collateralized by $15,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $15,374)	$15,000	15,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $4,286)	4,000	4,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $24,000 (Collateralized by $23,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $24,646)	24,000	24,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES
(Cost $4,507,939)—69.0%		5,405,160
Net other assets (liabilities)—31.0%		2,426,250

NET ASSETS—100.0%		$7,831,410

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$2,499,250	$(750)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Holding Companies-Diversified	1.2%
Telecommunications	67.3%
Other**	31.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

117

PROFUNDS VP ProFund VP Telecommunications (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$4,507,939

Securities, at value	5,362,160
Repurchase agreements, at value	43,000

Total Investment Securities, at value	5,405,160
Cash	964
Dividends and interest receivable	2,888
Receivable for capital shares issued	1,178,779
Receivable for investments sold	2,598,278
Prepaid expenses	95

Total Assets	9,186,164

Liabilities:
Payable for investments purchased	1,328,846
Payable for capital shares redeemed	6,130
Unrealized loss on swap agreements	750
Advisory fees payable	3,962
Management services fees payable	528
Administration fees payable	233
Administrative services fees payable	2,400
Distribution fees payable	1,843
Transfer agency fees payable	371
Fund accounting fees payable	469
Compliance services fees payable	228
Other accrued expenses	8,994

Total Liabilities	1,354,754

Net Assets	$7,831,410

Net Assets consist of:
Capital	$15,995,174
Accumulated net investment income (loss)	698,901
Accumulated net realized gains (losses) on investments	(9,759,136)
Net unrealized appreciation (depreciation) on investments	896,471

Net Assets	$7,831,410

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,208,790

Net Asset Value (offering and redemption price per share)	$6.48

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$350,097
Interest	33

Total Investment Income	350,130

Expenses:
Advisory fees	34,059
Management services fees	4,541
Administration fees	2,192
Transfer agency fees	3,425
Administrative services fees	15,423
Distribution fees	11,353
Custody fees	2,267
Fund accounting fees	4,585
Trustee fees	59
Compliance services fees	5
Other fees	7,312

Total Gross Expenses before reductions	85,221
Less Expenses reduced by the Advisor	(10,481)

Total Net Expenses	74,739

Net Investment Income (Loss)	275,391

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(489,500)
Net realized gains (losses) on swap agreements	292,541
Change in net unrealized appreciation/depreciation on investments	(493,276)

Net Realized and Unrealized Gains (Losses) on Investments	(690,235)

Change in Net Assets Resulting from Operations	$(414,844)

See accompanying notes to the financial statements.

118

PROFUNDS VP ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$275,391	$423,510
Net realized gains (losses) on investments	(196,959)	(3,665,036)
Change in net unrealized appreciation/depreciation on investments	(493,276)	(5,419,102)

Change in net assets resulting from operations	(414,844)	(8,660,628)

Distributions to Shareholders From:
Net investment income	—	(884,395)
Net realized gains on investments	—	(4,885,994)

Change in net assets resulting from distributions	—	(5,770,389)

Capital Transactions:
Proceeds from shares issued	14,125,657	63,000,423
Dividends reinvested	—	5,770,389
Value of shares redeemed	(20,250,469)	(75,587,179)

Change in net assets resulting from capital transactions	(6,124,812)	(6,816,367)

Change in net assets	(6,539,656)	(21,247,384)
Net Assets:
Beginning of period	14,371,066	35,618,450

End of period	$7,831,410	$14,371,066

Accumulated net investment income (loss)	$698,901	$423,510

Share Transactions:
Issued	2,238,630	5,018,440
Reinvested	—	718,604
Redeemed	(3,154,765)	(5,456,766)

Change in shares	(916,135)	280,278

See accompanying notes to the financial statements.

119

PROFUNDS VP ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$6.76		$19.31	$18.00	$13.48	$15.25	$13.74

Investment Activities:
Net investment income (loss)(a)	0.19		0.35	0.29	0.23	0.32	0.21
Net realized and unrealized gains (losses) on investments	(0.47)		(5.89)	1.24	4.37	(1.29)	1.91

Total income (loss) from investment activities	(0.28)		(5.54)	1.53	4.60	(0.97)	2.12

Distributions to Shareholders From:
Net investment income	—		(1.07)	(0.16)	(0.08)	(0.32)	(0.13)
Net realized gains on investments	—		(5.94)	(0.06)	—	(0.48)	(0.48)

Total distributions	—		(7.01)	(0.22)	(0.08)	(0.80)	(0.61)

Net Asset Value, End of Period	$6.48		$6.76	$19.31	$18.00	$13.48	$15.25

Total Return	(4.14	)%(b)	(34.42)%	8.39%	34.28%	(6.64)%	15.56%

Ratios to Average Net Assets:
Gross expenses(c)	1.88%		1.79%	1.72%	1.75%	1.91%	1.95%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.91%	1.95%
Net investment income (loss)(c)	6.07%		2.70%	1.45%	1.40%	2.25%	1.42%

Supplemental Data:
Net assets, end of period (000’s)	$7,831		$14,371	$35,619	$44,158	$8,798	$17,894
Portfolio turnover rate(d)	278	%(b)	613%	411%	525%	970%	1,048%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

120

PROFUNDS VP ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Exelon Corp.	8.2%
Southern Co.	5.9%
FPL Group, Inc.	5.2%
Dominion Resources, Inc.	4.8%
Duke Energy Corp.	4.6%

Dow Jones U.S. Utilities Index - Composition

% of Index

Electricity	74%
Gas, Water & MultiUtilities	26%

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2009

Common Stocks (100.3%)
	Shares	Value

AGL Resources, Inc. (Gas)	5,220	$165,996
Allegheny Energy, Inc. (Electric)	11,832	303,491
ALLETE, Inc. (Electric)	1,740	50,025
Alliant Energy Corp. (Electric)	7,656	200,051
Ameren Corp. (Electric)	14,964	372,454
American Electric Power, Inc. (Electric)	33,060	955,103
American Water Works Co., Inc. (Water)	6,960	133,006
Aqua America, Inc. (Water)	9,396	168,188
Atmos Energy Corp. (Gas)	6,264	156,851
Avista Corp. (Electric)	3,828	68,177
Black Hills Corp. (Electric)	2,784	64,004
California Water Service Group (Water)	1,392	51,281
Calpine Corp.* (Electric)	25,056	279,374
CenterPoint Energy, Inc. (Electric)	21,228	235,206
Cleco Corp. (Electric)	4,176	93,626
CMS Energy Corp. (Electric)	15,660	189,173
Consolidated Edison, Inc. (Electric)	19,140	716,219
Constellation Energy Group, Inc. (Electric)	12,528	332,994
Covanta Holding Corp.* (Energy-Alternate Sources)	9,048	153,454
Dominion Resources, Inc. (Electric)	41,064	1,372,359
DPL, Inc. (Electric)	8,004	185,453
DTE Energy Co. (Electric)	11,484	367,488
Duke Energy Corp. (Electric)	89,088	1,299,794
Dynegy, Inc.—Class A* (Electric)	34,800	78,996
Edison International (Electric)	20,880	656,885
El Paso Electric Co.* (Electric)	3,132	43,723
Entergy Corp. (Electric)	13,572	1,052,101
EQT Corp. (Oil & Gas)	8,700	303,717
Exelon Corp. (Electric)	45,588	2,334,562
FirstEnergy Corp. (Electric)	21,228	822,585
FPL Group, Inc. (Electric)	26,100	1,484,046
Great Plains Energy, Inc. (Electric)	9,396	146,108
Hawaiian Electric Industries, Inc. (Electric)	6,264	119,392
IDACORP, Inc. (Electric)	3,132	81,870
Integrys Energy Group, Inc. (Electric)	5,220	156,548
ITC Holdings Corp. (Electric)	3,480	157,853
Laclede Group, Inc. (Gas)	1,392	46,117
Mirant Corp.* (Electric)	10,092	158,848
National Fuel Gas Co. (Pipelines)	4,524	163,226
New Jersey Resources Corp. (Gas)	2,784	103,119
Nicor, Inc. (Gas)	3,132	108,430
NiSource, Inc. (Electric)	19,140	223,172
Northeast Utilities System (Electric)	12,180	271,736
Northwest Natural Gas Co. (Gas)	1,740	77,117
NorthWestern Corp. (Electric)	2,436	55,443
NRG Energy, Inc.* (Electric)	18,444	478,806
NSTAR (Electric)	7,308	234,660
NV Energy, Inc. (Electric)	16,356	176,481
ONEOK, Inc. (Gas)	6,612	194,988
Pepco Holdings, Inc. (Electric)	15,312	205,793
PG & E Corp. (Electric)	25,404	976,530
Piedmont Natural Gas Co., Inc. (Gas)	4,872	117,464
Pinnacle West Capital Corp. (Electric)	6,960	209,844
PNM Resources, Inc. (Electric)	5,568	59,633
Portland General Electric Co. (Electric)	5,220	101,686
PPL Corp. (Electric)	25,752	848,786
Progress Energy, Inc. (Electric)	19,488	737,231
Public Service Enterprise Group, Inc. (Electric)	35,148	1,146,879
Questar Corp. (Pipelines)	11,832	368,094
RRI Energy, Inc.* (Electric)	24,360	122,044
SCANA Corp. (Electric)	7,656	248,590
Sempra Energy (Gas)	15,660	777,206
South Jersey Industries, Inc. (Gas)	2,088	72,850
Southern Co. (Electric)	53,940	1,680,770
Southwest Gas Corp. (Gas)	3,132	69,562
Spectra Energy Corp. (Pipelines)	44,196	747,796
TECO Energy, Inc. (Electric)	13,920	166,066
The AES Corp.* (Electric)	46,284	537,357
UGI Corp. (Gas)	7,308	186,281
Unisource Energy Corp. (Electric)	2,436	64,651
Vectren Corp. (Gas)	5,568	130,458
Westar Energy, Inc. (Electric)	7,656	143,703
WGL Holdings, Inc. (Gas)	3,480	111,430
Wisconsin Energy Corp. (Electric)	8,004	325,843
Xcel Energy, Inc. (Electric)	31,668	583,008

TOTAL COMMON STOCKS
(Cost $20,922,034)		28,383,851

See accompanying notes to the financial statements.

121

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2009

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $65,000 (Collateralized by $64,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $66,314)	$65,000	$65,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $19,000 (Collateralized by $19,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $20,360)	19,000	19,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $94,000 (Collateralized by $90,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $96,441)	94,000	94,000

TOTAL REPURCHASE AGREEMENTS
(Cost $178,000)		178,000

TOTAL INVESTMENT SECURITIES
(Cost $21,100,034)—100.9%		28,561,851
Net other assets (liabilities)—(0.9)%		(256,093)

NET ASSETS—100.0%		$28,305,758

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of June 30, 2009:

Electric	84.5%
Energy-Alternate Sources	0.5%
Gas	8.4%
Oil & Gas	1.1%
Pipelines	4.5%
Water	1.3%
Other**	(0.3)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

122

PROFUNDS VP ProFund VP Utilities (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$21,100,034

Securities, at value	28,383,851
Repurchase agreements, at value	178,000

Total Investment Securities, at value	28,561,851
Cash	15
Dividends and interest receivable	58,490
Receivable for capital shares issued	1,262,564
Prepaid expenses	235

Total Assets	29,883,155

Liabilities:
Payable for investments purchased	1,469,240
Payable for capital shares redeemed	48,251
Advisory fees payable	14,004
Management services fees payable	1,867
Administration fees payable	808
Administrative services fees payable	8,340
Distribution fees payable	6,458
Trustee fees payable	1
Transfer agency fees payable	1,286
Fund accounting fees payable	1,625
Compliance services fees payable	623
Other accrued expenses	24,894

Total Liabilities	1,577,397

Net Assets	$28,305,758

Net Assets consist of:
Capital	$29,601,460
Accumulated net investment income (loss)	1,684,072
Accumulated net realized gains (losses) on investments	(10,441,591)
Net unrealized appreciation (depreciation) on investments	7,461,817

Net Assets	$28,305,758

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,122,422

Net Asset Value (offering and redemption price per share)	$25.22

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Dividends	$648,891
Interest	35

Total Investment Income	648,926

Expenses:
Advisory fees	100,213
Management services fees	13,362
Administration fees	6,411
Transfer agency fees	9,956
Administrative services fees	45,362
Distribution fees	33,404
Custody fees	4,021
Fund accounting fees	13,291
Trustee fees	225
Compliance services fees	47
Other fees	21,627

Total Gross Expenses before reductions	247,919
Less Expenses reduced by the Advisor	(28,073)

Total Net Expenses	219,846

Net Investment Income (Loss)	429,080

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,561,745)
Change in net unrealized appreciation/depreciation on investments	(1,018,398)

Net Realized and Unrealized Gains (Losses) on Investments	(2,580,143)

Change in Net Assets Resulting from Operations	$(2,151,063)

See accompanying notes to the financial statements.

123

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$429,080	$1,254,992
Net realized gains (losses) on investments	(1,561,745)	155,467
Change in net unrealized appreciation/depreciation on investments	(1,018,398)	(30,725,217)

Change in net assets resulting from operations	(2,151,063)	(29,314,758)

Distributions to Shareholders From:
Net investment income	—	(1,582,797)
Net realized gains on investments	—	(1,576,054)

Change in net assets resulting from distributions	—	(3,158,851)

Capital Transactions:
Proceeds from shares issued	20,086,327	99,734,550
Dividends reinvested	—	3,158,851
Value of shares redeemed	(25,169,169)	(230,100,577)

Change in net assets resulting from capital transactions	(5,082,842)	(127,207,176)

Change in net assets	(7,233,905)	(159,680,785)
Net Assets:
Beginning of period	35,539,663	195,220,448

End of period	$28,305,758	$35,539,663

Accumulated net investment income (loss)	$1,684,072	$1,254,992

Share Transactions:
Issued	810,901	2,927,028
Reinvested	—	99,304
Redeemed	(1,067,227)	(6,610,717)

Change in shares	(256,326)	(3,584,385)

See accompanying notes to the financial statements.

124

PROFUNDS VP ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$25.78		$39.33	$34.84	$29.64	$26.55	$22.38

Investment Activities:
Net investment income (loss)(a)	0.38		0.53	0.46	0.54	0.46	0.43
Net realized and unrealized gains (losses) on investments	(0.94)		(12.26)	4.97	5.11	3.04	4.26

Total income (loss) from investment activities	(0.56)		(11.73)	5.43	5.65	3.50	4.69

Distributions to Shareholders From:
Net investment income	—		(0.91)	(0.52)	(0.45)	(0.16)	(0.17)
Net realized gains on investments	—		(0.91)	(0.42)	—	(0.25)	(0.35)

Total distributions	—		(1.82)	(0.94)	(0.45)	(0.41)	(0.52)

Net Asset Value, End of Period	$25.22		$25.78	$39.33	$34.84	$29.64	$26.55

Total Return	(2.17	)%(b)	(30.70)%	15.80%	19.22%	13.06%	21.07%

Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.75%	1.72%	1.75%	1.89%	1.95%
Net expenses(c)	1.65%		1.63%	1.63%	1.68%	1.89%	1.95%
Net investment income (loss)(c)	3.21%		1.54%	1.22%	1.68%	1.56%	1.78%

Supplemental Data:
Net assets, end of period (000’s)	$28,306		$35,540	$195,220	$104,601	$75,931	$51,964
Portfolio turnover rate(d)	62	%(b)	82%	168%	153%	251%	569%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

125

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	4%
Swap Agreements	116%
U.S. Treasury Obligations	6%

Total Exposure	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (15.4%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$7,852,000	$7,851,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,851,998)		7,851,998

U.S. Treasury Obligations (22.7%)
U.S. Treasury Bill, 0.01%‡, 7/2/09	8,450,000	8,449,997
U.S. Treasury Bonds, 4.25%, 5/15/39	3,200,000	3,164,500

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,487,115)		11,614,497

Repurchase Agreements (60.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,000 (Collateralized by $7,715,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $7,908,173)	7,753,000	7,753,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,752,004 (Collateralized by $7,855,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $7,912,287)	7,752,000	7,752,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,002 (Collateralized by $7,381,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $7,909,264)	7,753,000	7,753,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $7,753,002 (Collateralized by $7,879,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $7,909,777)	7,753,000	7,753,000

TOTAL REPURCHASE AGREEMENTS
(Cost $31,011,000)		31,011,000

TOTAL INVESTMENT SECURITIES
(Cost $50,350,113)—98.9%		50,477,495
Net other assets (liabilities)—1.1%		552,424

NET ASSETS—100.0%		$51,029,919

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $7,200,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $2,128,781)	18	$70,348

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$58,938,813	$50,820

See accompanying notes to the financial statements.

126

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$50,350,113

Securities, at value	19,466,495
Repurchase agreements, at value	31,011,000

Total Investment Securities, at value	50,477,495
Cash	338
Segregated cash balances with brokers for futures contracts	80,291
Interest receivable	17,378
Unrealized gain on swap agreements	50,820
Receivable for capital shares issued	552,497
Prepaid expenses	547

Total Assets	51,179,366

Liabilities:
Payable for capital shares redeemed	1,349
Variation margin on futures contracts	7,875
Advisory fees payable	22,163
Management services fees payable	4,433
Administration fees payable	1,627
Administrative services fees payable	17,675
Distribution fees payable	16,563
Trustee fees payable	2
Transfer agency fees payable	2,589
Fund accounting fees payable	3,272
Compliance services fees payable	1,927
Other accrued expenses	69,972

Total Liabilities	149,447

Net Assets	$51,029,919

Net Assets consist of:
Capital	$43,921,495
Accumulated net investment income (loss)	(124,567)
Accumulated net realized gains (losses) on investments	6,984,441
Net unrealized appreciation (depreciation) on investments	248,550

Net Assets	$51,029,919

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,525,384

Net Asset Value (offering and redemption price per share)	$33.45

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$401,473

Expenses:
Advisory fees	184,667
Management services fees	36,933
Administration fees	18,690
Transfer agency fees	29,393
Administrative services fees	116,022
Distribution fees	92,333
Custody fees	4,993
Fund accounting fees	38,365
Trustee fees	576
Compliance services fees	1,255
Audit fees	29,217
Other fees	26,479

Total Gross Expenses before reductions	578,923
Less Expenses reduced by the Advisor	(83,040)

Total Net Expenses	495,883

Net Investment Income (Loss)	(94,410)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	3,730,856
Net realized gains (losses) on futures contracts	(509,906)
Net realized gains (losses) on swap agreements	(23,169,381)
Change in net unrealized appreciation/depreciation on investments	(11,085,211)

Net Realized and Unrealized Gains (Losses) on Investments	(31,033,642)

Change in Net Assets Resulting from Operations	$(31,128,052)

See accompanying notes to the financial statements.

127

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(94,410)	$1,562,232
Net realized gains (losses) on investments	(19,948,431)	31,295,071
Change in net unrealized appreciation/depreciation on investments	(11,085,211)	8,225,015

Change in net assets resulting from operations	(31,128,052)	41,082,318

Distributions to Shareholders From:
Net investment income	(30,123)	(1,562,266)

Change in net assets resulting from distributions	(30,123)	(1,562,266)

Capital Transactions:
Proceeds from shares issued	67,570,195	503,988,232
Dividends reinvested	30,123	1,562,266
Value of shares redeemed	(110,895,954)	(514,292,134)

Change in net assets resulting from capital transactions	(43,295,636)	(8,741,636)

Change in net assets	(74,453,811)	30,778,416
Net Assets:
Beginning of period	125,483,730	94,705,314

End of period	$51,029,919	$125,483,730

Accumulated net investment income (loss)	$(124,567)	$(34)

Share Transactions:
Issued	1,790,256	15,537,994
Reinvested	786	46,500
Redeemed	(2,920,870)	(15,879,501)

Change in shares	(1,129,828)	(295,007)

See accompanying notes to the financial statements.

128

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$47.26		$32.10	$30.20	$32.75	$30.74	$28.66

Investment Activities:
Net investment income (loss)(a)	(0.05)		0.58	1.06	1.04	0.75	0.25
Net realized and unrealized gains (losses) on investments	(13.75)		15.15	1.91	(2.55)	2.01	2.09

Total income (loss) from investment activities	(13.80)		15.73	2.97	(1.51)	2.76	2.34

Distributions to Shareholders From:
Net investment income	(0.01)		(0.57)	(1.07)	(1.04)	(0.75)	(0.25)
Return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.01)		(0.57)	(1.07)	(1.04)	(0.75)	(0.26)

Net Asset Value, End of Period	$33.45		$47.26	$32.10	$30.20	$32.75	$30.74

Total Return	(29.20	)%(b)	49.73%	10.12%	(4.52)%	9.01%	8.18%

Ratios to Average Net Assets:
Gross expenses(c)	1.57%		1.45%	1.43%	1.42%	1.59%	1.61%
Net expenses(c)	1.35%		1.33%	1.33%	1.38%	1.59%	1.61%
Net investment income (loss)(c)	(0.26)%		1.71%	3.55%	3.45%	2.32%	0.86%

Supplemental Data:
Net assets, end of period (000’s)	$51,030		$125,484	$94,705	$33,259	$91,463	$43,605
Portfolio turnover rate(d)	170	(b)%	464%	474%	1,308%	1,660%	1,258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

129

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(12)%
Forward Currency Contracts	(88)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies
% of Index

Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (21.1%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09+	$437,000	$437,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $437,000)		437,000

Repurchase Agreements (83.8%)
Bank of America, 0.00%, 7/1/09+, dated 6/30/09, with a repurchase price of $434,000 (Collateralized by $432,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $442,777)	434,000	434,000
Deutsche Bank, 0.02%, 7/1/09+, dated 6/30/09, with a repurchase price of $431,000 (Collateralized by $442,000 of various U.S. Government Agency Obligations, 1.10%–4.13%, 3/30/10–9/27/13, market value $446,638)	431,000	431,000
HSBC, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $434,000 (Collateralized by $414,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $443,630)	434,000	434,000
UBS, 0.01%, 7/1/09+, dated 6/30/09, with a repurchase price of $434,000 (Collateralized by $442,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $443,727)	434,000	434,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,733,000)		1,733,000

TOTAL INVESTMENT SECURITIES
(Cost $2,170,000)—104.9%		2,170,000
Net other assets (liabilities)—(4.9)%		(100,549)

NET ASSETS—100.0%		$2,069,451

+
All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2009, the aggregate amount held in a segregated account was $339,000.

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 9/14/09 (Underlying notional amount at value $241,485)	3	$757

See accompanying notes to the financial statements.

130

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	June 30, 2009
(unaudited)

At June 30, 2009, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Sterling Pound vs. U.S. Dollar	7/10/09	2,656	$4,380	$4,368	$12
Canadian Dollar vs. U.S. Dollar	7/10/09	2,745	2,366	2,361	5
Euro vs. U.S. Dollar	7/10/09	15,029	21,105	21,082	23
Japanese Yen vs. U.S. Dollar	7/10/09	513,490	5,359	5,332	27
Swedish Krona vs. U.S. Dollar	7/10/09	22,423	2,894	2,908	(14)
Swiss Franc vs. U.S. Dollar	7/10/09	1,900	1,753	1,749	4

Total Short Contracts			$37,857	$37,800	$57

Long:
British Sterling Pound vs. U.S. Dollar	7/10/09	134,892	$222,753	$221,896	$(857)
Canadian Dollar vs. U.S. Dollar	7/10/09	196,205	171,064	168,729	(2,335)
Euro vs. U.S. Dollar	7/10/09	765,659	1,073,768	1,073,992	224
Japanese Yen vs. U.S. Dollar	7/10/09	24,458,976	256,163	253,966	(2,197)
Swedish Krona vs. U.S. Dollar	7/10/09	614,514	78,466	79,698	1,232
Swiss Franc vs. U.S. Dollar	7/10/09	73,386	67,611	67,566	(45)

Total Long Contracts			$1,869,825	$1,865,847	$(3,978)

See accompanying notes to the financial statements.

131

PROFUNDS VP
ProFund VP Falling U.S. Dollar
(unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$2,170,000

Securities, at value	437,000
Repurchase agreements, at value	1,733,000

Total Investment Securities, at value	2,170,000
Cash	931
Segregated cash balances with brokers for futures contracts	6,753
Unrealized appreciation on forward currency contracts	1,527
Receivable for capital shares issued	561
Prepaid expenses	23

Total Assets	2,179,795

Liabilities:
Payable for closed forward currency contracts	91,680
Unrealized depreciation on forward currency contracts	5,448
Variation margin on futures contracts	1,110
Advisory fees payable	1,312
Management services fees payable	175
Administration fees payable	69
Administrative services fees payable	1,228
Distribution fees payable	1,228
Transfer agency fees payable	109
Fund accounting fees payable	138
Compliance services fees payable	44
Other accrued expenses	7,803

Total Liabilities	110,344

Net Assets	$2,069,451

Net Assets consist of:
Capital	$4,027,108
Accumulated net investment income (loss)	(20,389)
Accumulated net realized gains (losses) on investments	(1,934,104)
Net unrealized appreciation (depreciation) on investments	(3,164)

Net Assets	$2,069,451

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	68,102

Net Asset Value (offering and redemption price per share)	$30.39

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$1,146

Expenses:
Advisory fees	6,759
Management services fees	901
Administration fees	718
Transfer agency fees	1,111
Administrative services fees	2,279
Distribution fees	2,253
Custody fees	4,870
Fund accounting fees	1,443
Trustee fees	24
Compliance services fees	15
Printing fees	1,980
Other fees	1,400

Total Gross Expenses before reductions	23,753
Less Expenses reduced by the Advisor	(2,218)

Total Net Expenses	21,535

Net Investment Income (Loss)	(20,389)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	14,446
Net realized gains (losses) on forward currency contracts	(36,064)
Change in net unrealized appreciation/depreciation on investments	47,972

Net Realized and Unrealized Gains (Losses) on Investments	26,354

Change in Net Assets Resulting from Operations	$5,965

See accompanying notes to the financial statements.

132

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(20,389)	$58,271
Net realized gains (losses) on investments	(21,618)	(2,015,803)
Change in net unrealized appreciation/depreciation on investments	47,972	(57,117)

Change in net assets resulting from operations	5,965	(2,014,649)

Distributions to Shareholders From:
Net investment income	—	(6,806)
Net realized gains on investments	—	(3,723)

Change in net assets resulting from distributions	—	(10,529)

Capital Transactions:
Proceeds from shares issued	1,855,663	64,683,519
Dividends reinvested	—	10,529
Value of shares redeemed	(2,130,957)	(60,862,365)

Change in net assets resulting from capital transactions	(275,294)	3,831,683

Change in net assets	(269,329)	1,806,505
Net Assets:
Beginning of period	2,338,780	532,275

End of period	$2,069,451	$2,338,780

Accumulated net investment income (loss)	$(20,389)	$—

Share Transactions:
Issued	63,210	1,929,188
Reinvested	—	338
Redeemed	(72,604)	(1,868,740)

Change in shares	(9,394)	60,786

See accompanying notes to the financial statements.

133

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	Aug. 31, 2007 through
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$30.18		$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.33)		0.15	0.29
Net realized and unrealized gains (losses) on investments	0.54		(1.70)	1.56

Total income (loss) from investment activities	0.21		(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—		(0.08)	—
Net realized gains on investments	—		(0.04)	—

Total distributions	—		(0.12)	—

Net Asset Value, End of Period	$30.39		$30.18	$31.85

Total Return	0.70	%(c)	(4.86)%	6.17	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.64%		1.62%	2.52%
Net expenses(d)	1.72	%(e)	1.58%	1.63%
Net investment income (loss)(d)	(2.26)%		0.46%	2.78%
Supplemental Data:
Net assets, end of period (000’s)	$2,069		$2,339	$532
Portfolio turnover rate(f)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The net expense ratio presented reflects the average of the daily net expense ratios during the period, which considers the timing of each day’s actual net expense accrual relative to that day’s net assets.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

134

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2009

Investment Objective:  The ProFund VP Money Market seeks, a high level of current income consistent with liquidity and preservation of capital.

An investment in the ProFund VP Money Market is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the ProFund VP’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for the ProFund VP Money Market disclosed in this semi-annual report. Although the ProFund VP Money Market strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	20%
Repurchase Agreements	79%

Total Exposure	99%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	June 30, 2009
(unaudited)

U.S. Government Agency Obligations (19.7%)
	Principal
	Amount	Value

Federal Home Loan Bank, 0.01%‡, 7/2/09	$59,299,000	$59,298,984

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $59,298,984)		59,298,984

Repurchase Agreements (78.9%)
Bank of America, 0.00%, 7/1/09, dated 6/30/09, with a repurchase price of $59,345,000 (Collateralized by $59,058,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $60,531,958)	59,345,000	59,345,000
Deutsche Bank, 0.02%, 7/1/09, dated 6/30/09, with a repurchase price of $59,343,033 (Collateralized by $60,095,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $60,533,277)	59,343,000	59,343,000
HSBC, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $59,345,016 (Collateralized by $56,489,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $60,531,965)	59,345,000	59,345,000
UBS, 0.01%, 7/1/09, dated 6/30/09, with a repurchase price of $59,345,016 (Collateralized by $60,297,000 Federal National Mortgage Association, 1.38%, 4/28/11, market value $60,532,535)	59,345,000	59,345,000

TOTAL REPURCHASE AGREEMENTS
(Cost $237,378,000)		237,378,000

TOTAL INVESTMENT SECURITIES
(Cost $296,676,984)—98.6%		296,676,984
Net other assets (liabilities)—1.4%		4,199,053

NET ASSETS—100.0%		$300,876,037

‡	Represents the effective yield or interest rate in effect at June 30, 2009.

See accompanying notes to the financial statements.

135

PROFUNDS VP
ProFund VP Money Market (unaudited)

Statement of Assets and Liabilities
June 30, 2009

Assets:
Total Investment Securities, at cost	$296,676,984

Securities, at value	59,298,984
Repurchase agreements, at value	237,378,000

Total Investment Securities, at value	296,676,984
Cash	27
Interest receivable	66
Receivable for capital shares issued	9,941,147
Receivable from Advisor	96,100
Treasury Guarantee Program fees (See Note 9)	25,101
Prepaid expenses	2,333

Total Assets	306,741,758

Liabilities:
Payable for capital shares redeemed	5,555,103
Administration fees payable	8,996
Administrative services fees payable	99,235
Trustee fees payable	12
Transfer agency fees payable	14,313
Fund accounting fees payable	18,088
Compliance services fees payable	7,344
Other accrued expenses	162,630

Total Liabilities	5,865,721

Net Assets	$300,876,037

Net Assets consist of:
Capital	$300,876,037

Net Assets	$300,876,037

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	300,876,037

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2009

Investment Income:
Interest	$188,732

Expenses:
Advisory fees	1,118,147
Management services fees	149,085
Administration fees	64,339
Transfer agency fees	100,614
Administrative services fees	202,674
Custody fees	7,963
Fund accounting fees	131,070
Treasury Guarantee Program fees (See Note 9)	59,056
Trustee fees	3,212
Compliance services fees	2,301
Other fees	178,842

Total Gross Expenses before reductions	2,017,303
Less Expenses reduced by the Advisor	(1,898,310)

Total Net Expenses	118,993

Net Investment Income	69,739

Change in Net Assets Resulting from Operations	$69,739

See accompanying notes to the financial statements.

136

PROFUNDS VP
ProFund VP Money Market

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2009	December 31, 2008
	(unaudited)

From Investment Activities:
Operations:
Net investment income	$69,739	$2,089,165

Change in net assets resulting from operations	69,739	2,089,165

Distributions to Shareholders From:
Net investment income	(69,739)	(2,089,165)

Change in net assets resulting from distributions	(69,739)	(2,089,165)

Capital Transactions:
Proceeds from shares issued	904,475,440	2,517,063,854
Dividends reinvested	69,739	2,089,165
Value of shares redeemed	(878,687,610)	(2,495,906,011)

Change in net assets resulting from capital transactions	25,857,569	23,247,008

Change in net assets	25,857,569	23,247,008
Net Assets:
Beginning of period	275,018,468	251,771,460

End of period	$300,876,037	$275,018,468

Share Transactions:
Issued	904,475,440	2,517,063,854
Reinvested	69,739	2,089,165
Redeemed	(878,687,610)	(2,495,906,011)

Change in shares	25,857,569	23,247,008

See accompanying notes to the financial statements.

137

PROFUNDS VP
ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	0.008	0.037	0.036	0.018	0.001

Distributions to Shareholders From:
Net investment income	—	(a)	(0.008)	(0.037)	(0.036)	(0.018)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.02	%(b)	0.84%	3.77%	3.68%	1.80%	0.08%

Ratios to Average Net Assets:
Gross expenses(c)	1.35%		1.49%	1.37%	1.33%	1.34%	1.35%
Net expenses(c)	0.08%		0.99%	1.30%	1.29%	1.34%	1.15%
Net investment income (loss)(c)	0.05%		0.82%	3.67%	3.65%	1.91%	0.05%

Supplemental Data:
Net assets, end of period (000’s)	$300,876		$275,018	$251,771	$152,750	$56,286	$30,701

(a)	Amount is less than $0.0005.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes to the financial statements.

138

PROFUNDS VP
Notes to Financial Statements
June 30, 2009
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

139

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of June 30, 2009, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the volume of these open positions relative to each ProFund VP’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

140

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts and foreign currency risk related to U.S. dollar futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2009 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of June 30, 2009, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

141

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified asset plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at June 30, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

142

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
		Assets and		Assets and
Primary Risk Exposure	Fund	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*

Equity Contracts	ProFund VP Bull	Securities, at value**,	$—	Variation margin on	$27,428
	ProFund VP Mid-Cap	variation margin on	—	futures contracts	37,156
	ProFund VP Small-Cap	futures contracts	10,791	and unrealized loss	7,144
	ProFund VP NASDAQ-100	and unrealized gain	—	on swap agreements	41,349
	ProFund VP Asia 30	on swap agreements	—		—
	ProFund VP Europe 30		—		—
	ProFund VP International		—		16,861
	ProFund VP Emerging Markets		—		131,638
	ProFund VP Japan		—		12,032
	ProFund VP UltraSmall-Cap		205,498		63,750
	ProFund VP Short Small-Cap		131,987		—
	ProFund VP Short NASDAQ-100		60,627		—
	ProFund VP Short International		25,476		—
	ProFund VP Short Emerging
	Markets		22,402		—
	ProFund VP Oil & Gas		—		1,500
	ProFund VP Pharmaceuticals		—		750
	ProFund VP Precious Metals		9,258		4,819,704
	ProFund VP
	Telecommunications		—		750
Foreign Exchange	ProFund VP Falling	Variation margin on	2,284	Unrealized	5,448
Contracts	U.S. Dollar	futures contracts and		depreciation on
		unrealized		forward currency
		appreciation on		contracts
		forward currency
		contracts
Interest Rate Contracts	ProFund VP U.S.	Variation margin on	121,168		—
	Government Plus	futures contracts
		and unrealized gain
		on swap agreements

*
Total Fair Value is presented by Primary Risk Exposure. For swap agreements and foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

143

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The following is the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Bull	Net realized gains (losses)	$(1,181,468)	$(305,836)
	ProFund VP Mid-Cap	on investment securities*,	222,700	(128,319)
	ProFund VP Small-Cap	futures contracts and	270,040	(45,924)
	ProFund VP NASDAQ-100	swap agreements/change	2,716,306	(104,542)
	ProFund VP Asia 30	in unrealized appreciation/	46,868	—
	ProFund VP Europe 30	depreciation on investments	21,721	—
	ProFund VP International		(55,340)	(61,208)
	ProFund VP Emerging Markets		1,090,310	(188,354)
	ProFund VP Japan		254,900	(467,203)
	ProFund VP UltraSmall-Cap		1,545,785	(1,110,382)
	ProFund VP Short Small-Cap		(3,638,936)	718,625
	ProFund VP Short NASDAQ-100		(5,180,549)	700,056
	ProFund VP Short International		(1,190,527)	266,104
	ProFund VP Short Emerging Markets		(1,419,211)	178,012
	ProFund VP Oil & Gas		488,164	899
	ProFund VP Pharmaceuticals		57,784	—
	ProFund VP Precious Metals		14,004,170	(6,232,039)
	ProFund VP Telecommunications		292,541	900
Foreign Exchange	ProFund VP Falling U.S. Dollar	Net realized gains (losses)	(21,618)	47,972
Contracts		on futures contracts and
		forward currency contracts/
		change in net unrealized
		appreciation/depreciation
		on investments
Interest Rate Contracts	ProFund VP U.S.	Net realized gains (losses)	(23,679,287)	1,732,416
	Government Plus	on futures contracts and
		swap agreements/change
		in net unrealized appreciation/
		depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

144

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Allocations

In addition to the ProFunds VP included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report. Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ VP net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

The ProFunds VP have adopted the following new accounting standards and position issued by the Financial Accounting Standards Board.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. The ProFunds VP adopted SFAS 161 in the current reporting period, and the required disclosures are included in the Derivative Instruments section of the Note 2 to the Financial Statements.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The ProFunds VP adopted FSP 157-4 in the current reporting period, and the required disclosures are included in Note 3 to the Financial Statements.

145

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

3.	Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical assets
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
	•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedules of Portfolio Investments include additional information regarding the investments for each ProFund VP. The following is a summary of the valuations as of June 30, 2009 for each ProFund VP based upon the three levels defined above:

	Level 1	Level 2	Total

ProFund VP Bull
Investment Securities:
Common Stocks	$51,878,990	$—	$51,878,990
Repurchase Agreements	—	3,072,000	3,072,000

Total Investment Securities	51,878,990	3,072,000	54,950,990

Other Financial Instruments*	(14,025)	(13,403)	(27,428)

Total Investments	$51,864,965	$3,058,597	$54,923,562

ProFund VP Mid-Cap
Investment Securities:
U.S. Government Agency Obligations	$—	$337,000	$337,000
Repurchase Agreements	—	1,375,000	1,375,000

Total Investment Securities	—	1,712,000	1,712,000

Other Financial Instruments*	(34,408)	(2,748)	(37,156)

Total Investments	$(34,408)	$1,709,252	$1,674,844

ProFund VP Small-Cap
Investment Securities:
Common Stocks	$814,180	$—	$814,180
Repurchase Agreements	—	2,517,000	2,517,000

Total Investment Securities	814,180	2,517,000	3,331,180

Other Financial Instruments*	10,791	(7,144)	3,647

Total Investments	$824,971	$2,509,856	$3,334,827

ProFund VP NASDAQ-100
Investment Securities:
Common Stocks	$31,976,114	$—	$31,976,114
Repurchase Agreements	—	9,429,000	9,429,000

Total Investment Securities	31,976,114	9,429,000	41,405,114

Other Financial Instruments*	—	(41,349)	(41,349)

Total Investments	$31,976,114	$9,387,651	$41,363,765

146

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Small-Cap Value
Investment Securities:
Common Stocks	$17,519,655	$—	$17,519,655

Total Investment Securities	$17,519,655	$—	$17,519,655

ProFund VP Asia 30
Investment Securities:
Common Stocks	$85,006,616	$—	$85,006,616
Repurchase Agreements	—	947,000	947,000

Total Investment Securities	$85,006,616	$947,000	$85,953,616

ProFund VP Europe 30
Investment Securities:
Common Stocks	$36,130,533	$—	$36,130,533
Repurchase Agreements	—	471,000	471,000

Total Investment Securities	$36,130,533	$471,000	$36,601,533

ProFund VP International
Investment Securities:
U.S. Government Agency Obligations	$—	$817,999	$817,999
Repurchase Agreements	—	1,192,000	1,192,000

Total Investment Securities	—	2,009,999	2,009,999

Other Financial Instruments*	—	(16,861)	(16,861)

Total Investments	$—	$1,993,138	$1,993,138

ProFund VP Emerging Markets
Investment Securities:
U.S. Government Agency Obligations	$—	$2,052,999	$2,052,999
U.S. Treasury Obligations	—	1,871,000	1,871,000
Repurchase Agreements	—	7,205,000	7,205,000

Total Investment Securities	—	11,128,999	11,128,999

Other Financial Instruments*	—	(131,638)	(131,638)

Total Investments	$—	$10,997,361	$10,997,361

ProFund VP Japan
Investment Securities:
U.S. Government Agency Obligations	$—	$1,380,000	$1,380,000
U.S. Treasury Obligations	—	1,635,999	1,635,999
Repurchase Agreements	—	5,908,000	5,908,000

Total Investment Securities	—	8,923,999	8,923,999

Other Financial Instruments*	(12,032)	—	(12,032)

Total Investments	$(12,032)	$8,923,999	$8,911,967

ProFund VP UltraSmall-Cap
Investment Securities:
Common Stocks	$5,001,477	$—	$5,001,477
Repurchase Agreements	—	7,835,000	7,835,000

Total Investment Securities	5,001,477	7,835,000	12,836,477

Other Financial Instruments*	205,498	(63,750)	141,748

Total Investments	$5,206,975	$7,771,250	$12,978,225

147

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Short Small-Cap
Investment Securities:
U.S. Government Agency Obligations	$—	$4,896,999	$4,896,999
U.S. Treasury Obligations	—	4,662,999	4,662,999
Repurchase Agreements	—	18,497,000	18,497,000
Options Purchased	—	1,842	1,842

Total Investment Securities	—	28,058,840	28,058,840

Other Financial Instruments*	27,313	102,832	130,145

Total Investments	$27,313	$28,161,672	$28,188,985

ProFund VP Short NASDAQ-100
Investment Securities:
U.S. Government Agency Obligations	$—	$2,456,000	$2,456,000
U.S. Treasury Obligations	—	2,519,999	2,519,999
Repurchase Agreements	—	8,831,000	8,831,000

Total Investment Securities	—	13,806,999	13,806,999

Other Financial Instruments*	—	60,627	60,627

Total Investments	$—	$13,867,626	$13,867,626

ProFund VP Short International
Investment Securities:
U.S. Government Agency Obligations	$—	$717,000	$717,000
Repurchase Agreements	—	2,783,000	2,783,000

Total Investment Securities	—	3,500,000	3,500,000

Other Financial Instruments*	2,424	23,052	25,476

Total Investments	$2,424	$3,523,052	$3,525,476

ProFund VP Short Emerging Markets
Investment Securities:
U.S. Government Agency Obligations	$—	$411,000	$411,000
Repurchase Agreements	—	1,489,000	1,489,000

Total Investment Securities	—	1,900,000	1,900,000

Other Financial Instruments*	—	22,402	22,402

Total Investments	$—	$1,922,402	$1,922,402

ProFund VP Basic Materials
Investment Securities:
Common Stocks	$33,432,004	$—	$33,432,004
Repurchase Agreements	—	208,000	208,000

Total Investment Securities	$33,432,004	$208,000	$33,640,004

ProFund VP Consumer Services
Investment Securities:
Common Stocks	$2,293,175	$—	$2,293,175

Total Investment Securities	$2,293,175	$—	$2,293,175

ProFund VP Financials
Investment Securities:
Common Stocks	$21,733,100	$—	$21,733,100

Total Investment Securities	$21,733,100	$—	$21,733,100

148

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Oil & Gas
Investment Securities:
Common Stocks	$69,987,860	$—	$69,987,860
Repurchase Agreements	—	154,000	154,000

Total Investment Securities	69,987,860	154,000	70,141,860

Other Financial Instruments*	—	(1,500)	(1,500)

Total Investments	$69,987,860	$152,500	$70,140,360

ProFund VP Pharmaceuticals
Investment Securities:
Common Stocks	$10,964,999	$—	$10,964,999
Repurchase Agreements	—	17,000	17,000

Total Investment Securities	10,964,999	17,000	10,981,999

Other Financial Instruments*	—	(750)	(750)

Total Investments	$10,964,999	$16,250	$10,981,249

ProFund VP Precious Metals
Investment Securities:
U.S. Government Agency Obligations	$—	$18,673,995	$18,673,995
U.S. Treasury Obligations	—	13,858,996	13,858,996
Repurchase Agreements	—	74,304,000	74,304,000

Total Investment Securities	—	106,836,991	106,836,991

Other Financial Instruments*	—	(4,810,446)	(4,810,446)

Total Investments	$—	$102,026,545	$102,026,545

ProFund VP Telecommunications
Investment Securities:
Common Stocks	$5,362,160	$—	$5,362,160
Repurchase Agreements	—	43,000	43,000

Total Investment Securities	5,362,160	43,000	5,405,160

Other Financial Instruments*	—	(750)	(750)

Total Investments	$5,362,160	$42,250	$5,404,410

ProFund VP Utilities
Investment Securities:
Common Stocks	$28,383,851	$—	$28,383,851
Repurchase Agreements	—	178,000	178,000

Total Investment Securities	$28,383,851	$178,000	$28,561,851

ProFund VP U.S. Government Plus
Investment Securities:
U.S. Government Agency Obligations	$—	$7,851,998	$7,851,998
U.S. Treasury Obligations	3,164,500	8,449,997	11,614,497
Repurchase Agreements	—	31,011,000	31,011,000

Total Investment Securities	3,164,500	47,312,995	50,477,495

Other Financial Instruments*	70,348	50,820	121,168

Total Investments	$3,234,848	$47,363,815	$50,598,663

149

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Level 1	Level 2	Total

ProFund VP Falling U.S. Dollar
Investment Securities:
U.S. Government Agency Obligations	$—	$437,000	$437,000
Repurchase Agreements	—	1,733,000	1,733,000

Total Investment Securities	—	2,170,000	2,170,000

Other Financial Instruments*	757	(3,921)	(3,164)

Total Investments	$757	$2,166,079	$2,166,836

ProFund VP Money Market
Investment Securities:
U.S. Government Agency Obligations	$—	$59,298,984	$59,298,984
Repurchase Agreements	—	237,378,000	237,378,000

Total Investment Securities	$—	$296,676,984	$296,676,984

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain/appreciation or loss/depreciation on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies, and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the period ended June 30, 2009, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets as compensation for distribution-related activities and/or shareholder services. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $372,815 for the period ended June 30, 2009.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $88,500 ($177,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

150

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Bull	$—	$—	$126,900	$13,395	$140,295
ProFund VP Mid-Cap	—	1,412	5,663	379	7,454
ProFund VP Small-Cap	—	—	1,788	3,920	5,708
ProFund VP NASDAQ-100	3,520	8,984	69,998	9,125	91,627
ProFund VP Small-Cap Value	4,722	64,946	82,762	12,227	164,657
ProFund VP Asia 30	—	—	106,690	—	106,690
ProFund VP Europe 30	—	—	36,510	3,863	40,373
ProFund VP International	—	2,301	1,626	27	3,954
ProFund VP Emerging Markets	—	2,688	801	736	4,225
ProFund VP Japan	5,380	—	15,335	1,573	22,288
ProFund VP UltraSmall-Cap	—	30,280	34,841	4,074	69,195
ProFund VP Short Small-Cap	—	—	22,389	3,346	25,735
ProFund VP Short NASDAQ-100	3,792	10,222	44,947	1,855	60,816
ProFund VP Short International	—	1,768	4,189	361	6,318
ProFund VP Short Emerging Markets	—	1,922	5,422	429	7,773
ProFund VP Basic Materials	4,956	21,735	89,196	3,959	119,846
ProFund VP Consumer Services	26,009	30,317	23,581	4,861	84,768
ProFund VP Financials	17,543	35,692	55,521	7,718	116,474
ProFund VP Oil & Gas	62,332	45,630	155,284	11,767	275,013
ProFund VP Pharmaceuticals	3,031	15,085	15,367	3,979	37,462
ProFund VP Precious Metals	—	22,547	107,185	17,802	147,534
ProFund VP Telecommunications	9,953	25,680	28,034	1,645	65,312
ProFund VP Utilities	27,384	50,239	100,732	3,890	182,245
ProFund VP U.S. Government Plus	—	36,984	173,433	4,033	214,450
ProFund VP Falling U.S. Dollar	—	3,820	2,218	—	6,038
ProFund VP Money Market	—	110,014	491,368	14,107	615,489

151

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

During the period ended June 30, 2009, the Advisor voluntarily waived and reimbursed additional fees of $1,254,921 for ProFund VP Money Market. These fees were voluntarily waived to maintain a more competitive yield. These fees are not available to be recouped in subsequent years and may be stopped at any time. In addition, during the period, the Advisor voluntarily contributed capital of $5,850 in the ProFund VP International in connection with an investment valuation adjustment. The impact to the net asset value and total return is disclosed in the ProFund VP International’s Financial Highlights.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market for the period from May 1, 2009 through April 30, 2010 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2009, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

Expires
4/30/13

ProFund VP Money Market	$588,456

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

	Purchases	Sales

ProFund VP Bull	$44,637,064	$55,544,765
ProFund VP Small-Cap	5,630,801	6,360,564
ProFund VP NASDAQ-100	52,140,867	45,251,626
ProFund VP Small-Cap Value	41,810,089	41,140,912
ProFund VP Asia 30	101,672,791	87,198,649
ProFund VP Europe 30	56,162,210	50,197,967
ProFund VP UltraSmall-Cap	4,375,981	13,088,385
ProFund VP Basic Materials	40,472,285	34,587,761
ProFund VP Consumer Services	6,013,958	8,858,492
ProFund VP Financials	33,606,335	34,177,470
ProFund VP Oil & Gas	56,110,477	42,014,090
ProFund VP Pharmaceuticals	43,943,158	39,402,952
ProFund VP Telecommunications	22,067,370	24,759,846
ProFund VP Utilities	17,187,067	21,765,872

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2009 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$37,974,345	$78,667,306

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

152

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2008, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Bull	$—	$—	$—	$—	$—	$9,291,021	$9,291,021
ProFund VP NASDAQ-100	—	—	—	3,476,760	—	5,034,444	8,511,204
ProFund VP Small-Cap Value	—	—	—	—	—	8,197,734	8,197,734
ProFund VP International	—	—	—	—	591,470	905,346	1,496,816
ProFund VP Emerging Markets	—	—	—	—	—	4,547,921	4,547,921

153

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	Total

ProFund VP Japan	$—	$—	$—	$1,864,158	$5,078,522	$7,199,827	$14,142,507
ProFund VP UltraSmall-Cap	—	—	7,014,336	—	4,786,322	13,755,528	25,556,186
ProFund VP Short Small-Cap	—	—	—	509,147	2,926,943	—	3,436,090
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	—	39,105,978
ProFund VP Basic Materials	—	—	—	142,609	—	12,512,599	12,655,208
ProFund VP Consumer Services	—	—	172,236	—	—	397,048	569,284
ProFund VP Financials	—	—	—	—	—	6,088,474	6,088,474
ProFund VP Pharmaceuticals	1,062,234	938,481	1,453,587	424,035	—	1,085,193	4,963,530
ProFund VP Precious Metals	—	—	—	—	—	57,868,281	57,868,281
ProFund VP Telecommunications	—	—	—	—	—	4,673,454	4,673,454
ProFund VP Utilities	—	—	—	—	—	671,740	671,740
ProFund VP Falling U.S. Dollar	—	—	—	—	—	1,963,622	1,963,622

As of the latest tax year end of December 31, 2008, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	12/31/15	12/31/16	Total

ProFund VP Mid-Cap	$—	$—	$—	$—	$—	$250,620	$735,412	$986,032
ProFund VP NASDAQ-100	—	9,225,557	1,424,903	6,628,365	—	—	—	17,278,825
ProFund VP Europe 30	4,576,404	5,807,241	3,450,241	3,425,937	—	—	—	17,259,823
ProFund VP Japan	—	436,173	92,208	—	—	—	—	528,381
ProFund VP UltraSmall-Cap	4,630,023	1,543,341	—	—	—	—	—	6,173,364
ProFund VP Short Small-Cap	—	—	369	—	—	—	—	369
ProFund VP Short NASDAQ-100	—	—	1,426,502	—	—	—	—	1,426,502
ProFund VP Short Emerging Markets	—	—	—	—	—	56,890	55,692	112,582
ProFund VP Basic Materials	—	376,680	125,560	—	—	—	—	502,240
ProFund VP Consumer Services	—	701,646	24,850	—	—	—	—	726,496
ProFund VP Financials	—	578,912	945,462	—	—	—	—	1,524,374
ProFund VP Oil & Gas	—	1,712,692	506,983	—	506,983	—	—	2,726,658
ProFund VP Precious Metals	—	2,383,608	764,478	—	—	—	—	3,148,086
ProFund VP Telecommunications	394,274	750,298	381,524	—	—	—	—	1,526,096
ProFund VP Utilities	339,817	2,287,980	731,393	226,080	—	—	—	3,585,270

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$—	$1,550,179	$1,550,179
ProFund VP Mid-Cap	8,867	—	8,867
ProFund VP Small-Cap	1,419,150	4,019,405	5,438,555
ProFund VP Small-Cap Value	—	3,171,170	3,171,170
ProFund VP Asia 30	8,396,296	2,024,237	10,420,533
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP International	18,878	—	18,878
ProFund VP Emerging Markets	56,841	—	56,841
ProFund VP Japan	1,770,821	—	1,770,821
ProFund VP UltraSmall-Cap	261,358	—	261,358
ProFund VP Short Small-Cap	1,095,474	—	1,095,474

154

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Short NASDAQ-100	$1,032,789	$—	$1,032,789
ProFund VP Short International	1,891	—	1,891
ProFund VP Short Emerging Markets	1,800	—	1,800
ProFund VP Basic Materials	252,811	—	252,811
ProFund VP Financials	353,453	—	353,453
ProFund VP Oil & Gas	1,331,546	8,149,659	9,481,205
ProFund VP Pharmaceuticals	240,807	—	240,807
ProFund VP Precious Metals	13,399,391	—	13,399,391
ProFund VP Telecommunications	2,814,578	2,955,811	5,770,389
ProFund VP Utilities	1,582,797	1,576,054	3,158,851
ProFund VP U.S. Government Plus	1,693,910	—	1,693,910
ProFund VP Falling U.S. Dollar	6,941	3,588	10,529
ProFund VP Money Market	2,089,165	—	2,089,165

As of the latest tax year ended December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$686,731	$—	$—	$(9,291,021)	$(5,144,032)	$(13,748,322)
ProFund VP Mid-Cap	—	—	—	(986,032)	16,587	(969,445)
ProFund VP Small-Cap	—	880,476	—	—	(403,556)	476,920
ProFund VP NASDAQ-100	—	—	—	(25,790,029)	(2,714,055)	(28,504,084)
ProFund VP Small-Cap Value	81,880	—	—	(8,197,734)	(7,877,840)	(15,993,694)
ProFund VP Asia 30	869,798	11,623,304	—	—	(1,787,458)	10,705,644
ProFund VP Europe 30	1,427,460	—	—	(17,259,823)	(8,351,964)	(24,184,327)
ProFund VP International	2,274	—	—	(1,496,816)	44,347	(1,450,195)
ProFund VP Emerging Markets	20,311	—	—	(4,547,921)	56,716	(4,470,894)
ProFund VP Japan	65,646	—	—	(14,670,888)	—	(14,605,242)
ProFund VP UltraSmall-Cap	17,927	—	—	(31,729,550)	(2,604,648)	(34,316,271)
ProFund VP Short Small-Cap	120,502	—	—	(3,436,459)	(295,897)	(3,611,854)
ProFund VP Short NASDAQ-100	112,025	—	—	(40,532,480)	(572,439)	(40,992,894)
ProFund VP Short International	368,540	—	—	—	(237,041)	131,499
ProFund VP Short Emerging Markets	—	—	—	(112,582)	(155,610)	(268,192)
ProFund VP Basic Materials	266,272	—	—	(13,157,448)	(15,914,037)	(28,805,213)
ProFund VP Consumer Services	—	—	—	(1,295,780)	(321,110)	(1,616,890)
ProFund VP Financials	487,543	—	—	(7,612,848)	(11,943,341)	(19,068,646)
ProFund VP Oil & Gas	—	9,120,883	—	(2,726,658)	16,894,809	23,289,034
ProFund VP Pharmaceuticals	226,653	—	—	(4,963,530)	(2,498,482)	(7,235,359)
ProFund VP Precious Metals	974,226	—	—	(61,016,367)	1,421,593	(58,620,548)
ProFund VP Telecommunications	423,510	—	—	(6,199,550)	(1,972,880)	(7,748,920)
ProFund VP Utilities	1,254,992	—	—	(4,257,010)	3,857,379	855,361
ProFund VP U.S. Government Plus	27,008,669	704,433	(108,727)	—	10,662,224	38,266,599
ProFund VP Falling U.S. Dollar	—	—	—	(1,963,622)	—	(1,963,622)
ProFund VP Money Market	—	—	—	—	—	—

The tax character of current year distributions paid and the tax basis of the current components of accumulated erarnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

155

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

At June 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$54,728,665	$375,536	$(153,211)	$222,325
ProFund VP Mid-Cap	1,712,000	—	—	—
ProFund VP Small-Cap	3,301,195	43,800	(13,815)	29,985
ProFund VP NASDAQ-100	36,932,823	4,477,035	(4,744)	4,472,291
ProFund VP Small-Cap Value	24,060,388	—	(6,540,733)	(6,540,733)
ProFund VP Asia 30	73,166,092	13,382,006	(594,482)	12,787,524
ProFund VP Europe 30	41,836,750	—	(5,235,217)	(5,235,217)
ProFund VP International	2,009,999	—	—	—
ProFund VP Emerging Markets	11,128,999	—	—	—
ProFund VP Japan	8,923,999	—	—	—
ProFund VP UltraSmall-Cap	12,603,301	387,944	(154,768)	233,176
ProFund VP Short Small-Cap	28,064,674	—	(5,834)	(5,834)
ProFund VP Short NASDAQ-100	13,806,999	—	—	—
ProFund VP Short International	3,500,000	—	—	—
ProFund VP Short Emerging Markets	1,900,000	—	—	—
ProFund VP Basic Materials	45,824,981	—	(12,184,977)	(12,184,977)
ProFund VP Consumer Services	2,421,298	—	(128,123)	(128,123)
ProFund VP Financials	31,226,202	—	(9,493,102)	(9,493,102)
ProFund VP Oil & Gas	53,397,406	17,119,252	(374,798)	16,744,454
ProFund VP Pharmaceuticals	13,376,692	—	(2,394,693)	(2,394,693)
ProFund VP Precious Metals	106,836,991	—	—	—
ProFund VP Telecommunications	6,844,247	—	(1,439,087)	(1,439,087)
ProFund VP Utilities	25,552,943	3,257,447	(248,539)	3,008,908
ProFund VP U.S. Government Plus	50,471,723	5,772	—	5,772
ProFund VP Falling U.S. Dollar	2,170,000	—	—	—
ProFund VP Money Market	296,676,984	—	—	—

8.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds VP transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds VP in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing collecting the full amounts directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. To the extent that the Advisor is required to make a payment to the Funds in support of shortfall payments from Lehman, such amounts will be separately presented and disclosed in the applicable financial statements and related notes to financial statements. The outstanding swap agreement balances due to Lehman are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due to Lehman are included in “Payable for closed forward currency contracts” on the Statements of Assets and Liabilities.

As of June 30, 2009, the ProFunds’ VP custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund VP’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ VP Schedule of Portfolio Investments.

156

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2009
(unaudited)

9.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The Board of Trustees of ProFunds approved the participation of ProFund VP Money Market (the “Fund”) in the initial term of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

Under the Program, the United States Department of the Treasury (the “Treasury”) will guarantee, subject to certain conditions and limitations, the Fund’s $1.00 share price for, at most, the number of outstanding shares held by a shareholder as of September 19, 2008. Such conditions and limitations include the following:

•
For each shareholder of the Fund, the Program provides coverage in the event that the net asset value of any Fund share class becomes less than $0.995 (the “Guarantee Event”) and the Fund promptly liquidates thereafter for the lesser of: (i) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008; or (ii) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

	•	The Program does not cover investors who were not shareholders of the Fund on September 19, 2008.
•
The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

	•	The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

The Program was subsequently extended by the Treasury Department through April 30, 2009, and the Board of Trustees of the Fund approved the continued participation by the Fund in the extended Program. The terms of the extended Program are essentially the same as the Program providing protection through April 30, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The extension payment amounted to $44,241 and was expensed from December 19, 2008 through April 30, 2009. Amounts expensed during the period ended June 30, 2009 are reflected on the Statements of Operations as “Treasury Guarantee Program fees.”

On March 31, 2009 the Treasury Department announced that it would extend its Program until September 18, 2009. The Board of Trustees of the Fund has approved the Fund’s continued participation in the Program. The terms of the extended Program are essentially the same as the Program providing protection through September 18, 2009, as well as the extended Program participation fee which represented 0.015% based on the net asset value of the Fund as of September 19, 2008. The extension payment amounted to $44,241 and is being expensed from May 1, 2009 through September 18, 2009.

157

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2009 and held for the entire period from January 1, 2009 through June 30, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Bull	$1,000.00	$1,020.60	$8.27	1.65%
ProFund VP Mid-Cap	1,000.00	1,066.80	8.40	1.64%
ProFund VP Small-Cap	1,000.00	1,014.60	8.94	1.79%
ProFund VP NASDAQ-100	1,000.00	1,214.80	9.06	1.65%
ProFund VP Small-Cap Value	1,000.00	969.90	8.06	1.65%
ProFund VP Asia 30	1,000.00	1,284.40	9.23	1.63%
ProFund VP Europe 30	1,000.00	1,071.10	8.47	1.65%
ProFund VP International	1,000.00	1,032.00	8.36	1.66%
ProFund VP Emerging Markets	1,000.00	1,266.40	9.38	1.67%
ProFund VP Japan	1,000.00	1,054.00	8.40	1.65%
ProFund VP UltraSmall-Cap	1,000.00	935.60	7.92	1.65%
ProFund VP Short Small-Cap	1,000.00	867.90	7.64	1.65%
ProFund VP Short NASDAQ-100	1,000.00	768.20	7.23	1.65%
ProFund VP Short International	1,000.00	877.10	7.63	1.64%
ProFund VP Short Emerging Markets	1,000.00	696.80	6.90	1.64%
ProFund VP Basic Materials	1,000.00	1,176.30	8.90	1.65%
ProFund VP Consumer Services	1,000.00	1,045.10	8.37	1.65%
ProFund VP Financials	1,000.00	946.30	7.96	1.65%
ProFund VP Oil & Gas	1,000.00	1,003.60	8.20	1.65%
ProFund VP Pharmaceuticals	1,000.00	970.30	8.01	1.64%
ProFund VP Precious Metals	1,000.00	1,127.90	8.71	1.65%
ProFund VP Telecommunications	1,000.00	958.60	8.01	1.65%
ProFund VP Utilities	1,000.00	978.30	8.09	1.65%
ProFund VP U.S. Government Plus	1,000.00	708.00	5.72	1.35%
ProFund VP Falling U.S. Dollar	1,000.00	1,007.00	8.56	1.72%
ProFund VP Money Market	1,000.00	1,000.20	0.40	0.08%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

158

PROFUNDS VP

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09

ProFund VP Bull	$1,000.00	$1,016.61	$8.25	1.65%
ProFund VP Mid-Cap	1,000.00	1,016.66	8.20	1.64%
ProFund VP Small-Cap	1,000.00	1,015.92	8.95	1.79%
ProFund VP NASDAQ-100	1,000.00	1,016.61	8.25	1.65%
ProFund VP Small-Cap Value	1,000.00	1,016.61	8.25	1.65%
ProFund VP Asia 30	1,000.00	1,016.71	8.15	1.63%
ProFund VP Europe 30	1,000.00	1,016.61	8.25	1.65%
ProFund VP International	1,000.00	1,016.56	8.30	1.66%
ProFund VP Emerging Markets	1,000.00	1,016.51	8.35	1.67%
ProFund VP Japan	1,000.00	1,016.61	8.25	1.65%
ProFund VP UltraSmall-Cap	1,000.00	1,016.61	8.25	1.65%
ProFund VP Short Small-Cap	1,000.00	1,016.61	8.25	1.65%
ProFund VP Short NASDAQ-100	1,000.00	1,016.61	8.25	1.65%
ProFund VP Short International	1,000.00	1,016.66	8.20	1.64%
ProFund VP Short Emerging Markets	1,000.00	1,016.66	8.20	1.64%
ProFund VP Basic Materials	1,000.00	1,016.61	8.25	1.65%
ProFund VP Consumer Services	1,000.00	1,016.61	8.25	1.65%
ProFund VP Financials	1,000.00	1,016.61	8.25	1.65%
ProFund VP Oil & Gas	1,000.00	1,016.61	8.25	1.65%
ProFund VP Pharmaceuticals	1,000.00	1,016.66	8.20	1.64%
ProFund VP Precious Metals	1,000.00	1,016.61	8.25	1.65%
ProFund VP Telecommunications	1,000.00	1,016.61	8.25	1.65%
ProFund VP Utilities	1,000.00	1,016.61	8.25	1.65%
ProFund VP U.S. Government Plus	1,000.00	1,018.10	6.76	1.35%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.27	8.60	1.72%
ProFund VP Money Market	1,000.00	1,024.40	0.40	0.08%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

159

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ProFunds®

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/09

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. (b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          ProFunds

By (Signature and Title)*  /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date                   September 4, 2009

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Louis M. Mayberg
                                              Louis M. Mayberg, President and Principal Executive Officer

Date                   September 4, 2009

By (Signature and Title)*  /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date                  September 4, 2009

* Print the name and title of each signing officer under his or her signature.